UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, and Fidelity U.S. Bond Index Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund : FGNXX

This annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,577,202,995
Number of Holdings	465
Total Advisory Fee	$0
What did the Fund invest in?
(as of August 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.4
8-30	7.9
31-60	6.8
61-90	5.8
91-180	7.0
>180	6.8

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.4
U.S. Government Agency - Debt - 33.0
U.S. Treasury Obligations - 23.3
Net Other Assets (Liabilities) - (3.7)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913650.101    2815-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Bond Index Fund Fidelity® Series Bond Index Fund : FIFZX

This annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors,
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 26, 2019 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Bond Index Fund	3.08%	-0.71%	1.35%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.37%
A   From April 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$30,493,563,287
Number of Holdings	9,480
Total Advisory Fee	$0
Portfolio Turnover	55%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 71.1
AAA - 2.2
AA - 2.9
A - 12.7
BBB - 10.4
BB - 0.5
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.5
Corporate Bonds - 26.1
U.S. Government Agency - Mortgage Securities - 24.3
Foreign Government and Government Agency Obligations - 1.2
CMOs and Other Mortgage Related Securities - 1.2
Municipal Securities - 0.3
U.S. Government Agency Obligations - 0.3
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
Canada - 1.2
United Kingdom - 1.1
Japan - 0.6
Multi-national - 0.6
Mexico - 0.2
Germany - 0.2
Australia - 0.2
Spain - 0.2
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.9
US Treasury Bonds	9.6
Fannie Mae Mortgage pass-thru certificates	9.4
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.8
Uniform Mortgage Backed Securities	1.2
JPMorgan Chase & Co	0.8
Ginnie Mae I Pool	0.7
Bank of America Corp	0.7
Freddie Mac Multifamily Structured pass-thru certificates	0.7
72.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913662.101    3357-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® U.S. Bond Index Fund Fidelity Flex® U.S. Bond Index Fund : FIBUX

This annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® U.S. Bond Index Fund	3.13%	-0.73%	1.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.85%
A   From March 9, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,169,427,780
Number of Holdings	5,139
Total Advisory Fee	$0
Portfolio Turnover	68%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.9
AAA - 2.5
AA - 2.6
A - 12.5
BBB - 10.6
BB - 0.6
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.4
Corporate Bonds - 26.2
U.S. Government Agency - Mortgage Securities - 24.0
Foreign Government and Government Agency Obligations - 1.2
CMOs and Other Mortgage Related Securities - 1.0
U.S. Government Agency Obligations - 0.5
Municipal Securities - 0.3
Asset-Backed Securities - 0.3
Other Investments - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.2
United Kingdom - 1.0
Canada - 1.0
Multi-national - 0.7
Japan - 0.6
Mexico - 0.3
Germany - 0.3
Spain - 0.2
Australia - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
Fannie Mae Mortgage pass-thru certificates	9.9
US Treasury Bonds	9.4
Freddie Mac Gold Pool	6.7
Ginnie Mae II Pool	4.7
Uniform Mortgage Backed Securities	1.7
Ginnie Mae I Pool	0.8
Bank of America Corp	0.7
JPMorgan Chase & Co	0.7
Freddie Mac Multifamily Structured pass-thru certificates	0.6
72.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913651.101    2917-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund : FSIGX

This annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and picks among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes to the fund over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Investment Grade Bond Fund	3.74%	0.38%	2.74%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$37,233,906,749
Number of Holdings	4,878
Total Advisory Fee	$0
Portfolio Turnover	203%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 65.5
AAA - 7.7
AA - 0.6
A - 6.5
BBB - 14.1
BB - 1.8
B - 1.0
CCC,CC,C - 0.1
Not Rated - 5.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.8
U.S. Government Agency - Mortgage Securities - 21.7
Corporate Bonds - 21.1
Asset-Backed Securities - 8.7
CMOs and Other Mortgage Related Securities - 6.7
Other Investments - 0.2
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
Grand Cayman (UK Overseas Ter) - 5.3
United Kingdom - 1.0
Mexico - 0.9
Ireland - 0.7
Bailiwick Of Jersey - 0.4
Switzerland - 0.4
France - 0.4
Germany - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.7
US Treasury Bonds	10.1
Fannie Mae Mortgage pass-thru certificates	7.9
Ginnie Mae II Pool	5.3
Freddie Mac Gold Pool	4.7
Uniform Mortgage Backed Securities	2.6
JPMorgan Chase & Co	1.0
Petroleos Mexicanos	0.9
Ginnie Mae I Pool	0.8
Wells Fargo & Co	0.8
67.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913635.101    2114-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® U.S. Bond Index Fund Fidelity® U.S. Bond Index Fund : FXNAX

This annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® U.S. Bond Index Fund	3.11%	-0.71%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$66,160,308,255
Number of Holdings	10,138
Total Advisory Fee	$15,319,318
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 71.5
AAA - 1.9
AA - 2.4
A - 12.6
BBB - 10.6
BB - 0.3
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.3
U.S. Government Agency - Mortgage Securities - 24.5
CMOs and Other Mortgage Related Securities - 1.3
Foreign Government and Government Agency Obligations - 1.2
Municipal Securities - 0.4
Asset-Backed Securities - 0.3
U.S. Government Agency Obligations - 0.2
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 1.0
Canada - 1.0
Japan - 0.6
Multi-national - 0.4
Mexico - 0.2
Australia - 0.2
Germany - 0.2
Belgium - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	38.0
Fannie Mae Mortgage pass-thru certificates	10.0
US Treasury Bonds	8.8
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	4.7
Ginnie Mae I Pool	0.9
Uniform Mortgage Backed Securities	0.9
Freddie Mac Multifamily Structured pass-thru certificates	0.8
Bank of America Corp	0.8
JPMorgan Chase & Co	0.7
73.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913626.101    2326-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund : FYBTX

This annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the co-managers' security selection among corporate bonds contributed to performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•The fund's non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•Non-benchmark holdings among commercial mortgage-backed securities also hurt.
•At period end, corporate credit made up roughly 73% of fund assets, up from 71% a year ago but underweight versus the benchmark average of 84%. Exposure to ABS stood at roughly 15% as of August 31, while CMBS stood at about 4% and U.S. Treasurys approximately 6% of the portfolio at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Short-Term Credit Fund	5.26%	2.51%	2.58%
Bloomberg U.S. Credit 1-3 Years Bond Index	5.22%	2.24%	2.48%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$429,099,093
Number of Holdings	445
Total Advisory Fee	$0
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 7.5
AAA - 14.2
AA - 0.8
A - 28.9
BBB - 41.9
BB - 2.1
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 72.1
Asset-Backed Securities - 15.3
U.S. Treasury Obligations - 6.7
CMOs and Other Mortgage Related Securities - 3.9
U.S. Government Agency - Mortgage Securities - 0.8
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
United Kingdom - 6.2
Germany - 4.3
Grand Cayman (UK Overseas Ter) - 4.2
Canada - 2.0
Ireland - 1.9
Japan - 1.3
Netherlands - 1.1
France - 0.9
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	6.7
Bank of America Corp	3.4
General Motors Financial Co Inc	2.3
JPMorgan Chase & Co	2.2
Wells Fargo & Co	2.2
Morgan Stanley	2.1
Citigroup Inc	2.0
Goldman Sachs Group Inc/The	1.7
Ford Motor Credit Co LLC	1.5
HSBC Holdings PLC	1.5
25.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913649.101    2743-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class M : FCBTX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	0.80%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-0.53%	-1.17%	2.33%
Class M (without 4.00% sales charge)	3.61%	-0.36%	2.75%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.91%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 9.2
AAA - 0.1
AA - 0.0
A - 23.1
BBB - 57.0
BB - 4.9
B - 1.3
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.3
U.S. Treasury Obligations - 9.2
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.5
United Kingdom - 3.3
Ireland - 2.6
Germany - 2.0
Japan - 1.3
Switzerland - 1.1
Netherlands - 1.0
France - 0.9
Others - 3.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.2
JPMorgan Chase & Co	2.6
Bank of America Corp	2.3
Morgan Stanley	1.8
Boeing Co	1.7
Broadcom Inc	1.6
Wells Fargo & Co	1.5
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
PNC Financial Services Group Inc/The	1.1
Duke Energy Corp	1.1
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913639.101    2218-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond Fund Fidelity® Corporate Bond Fund : FCBFX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Corporate Bond Fund	3.97%	0.00%	3.14%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.91%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 9.2
AAA - 0.1
AA - 0.0
A - 23.1
BBB - 57.0
BB - 4.9
B - 1.3
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.3
U.S. Treasury Obligations - 9.2
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.5
United Kingdom - 3.3
Ireland - 2.6
Germany - 2.0
Japan - 1.3
Switzerland - 1.1
Netherlands - 1.0
France - 0.9
Others - 3.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.2
JPMorgan Chase & Co	2.6
Bank of America Corp	2.3
Morgan Stanley	1.8
Boeing Co	1.7
Broadcom Inc	1.6
Wells Fargo & Co	1.5
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
PNC Financial Services Group Inc/The	1.1
Duke Energy Corp	1.1
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913636.101    2208-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class C : FCCCX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.52%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	1.87%	-1.08%	2.18%
Class C	2.87%	-1.08%	2.18%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.91%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 9.2
AAA - 0.1
AA - 0.0
A - 23.1
BBB - 57.0
BB - 4.9
B - 1.3
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.3
U.S. Treasury Obligations - 9.2
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.5
United Kingdom - 3.3
Ireland - 2.6
Germany - 2.0
Japan - 1.3
Switzerland - 1.1
Netherlands - 1.0
France - 0.9
Others - 3.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.2
JPMorgan Chase & Co	2.6
Bank of America Corp	2.3
Morgan Stanley	1.8
Boeing Co	1.7
Broadcom Inc	1.6
Wells Fargo & Co	1.5
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
PNC Financial Services Group Inc/The	1.1
Duke Energy Corp	1.1
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913638.101    2217-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class Z : FIKOX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	4.07%	0.09%	3.07%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.83%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 9.2
AAA - 0.1
AA - 0.0
A - 23.1
BBB - 57.0
BB - 4.9
B - 1.3
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.3
U.S. Treasury Obligations - 9.2
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.5
United Kingdom - 3.3
Ireland - 2.6
Germany - 2.0
Japan - 1.3
Switzerland - 1.1
Netherlands - 1.0
France - 0.9
Others - 3.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.2
JPMorgan Chase & Co	2.6
Bank of America Corp	2.3
Morgan Stanley	1.8
Boeing Co	1.7
Broadcom Inc	1.6
Wells Fargo & Co	1.5
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
PNC Financial Services Group Inc/The	1.1
Duke Energy Corp	1.1
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913641.101    3304-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class I : FCBIX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	3.92%	-0.05%	3.09%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.91%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 9.2
AAA - 0.1
AA - 0.0
A - 23.1
BBB - 57.0
BB - 4.9
B - 1.3
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.3
U.S. Treasury Obligations - 9.2
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.5
United Kingdom - 3.3
Ireland - 2.6
Germany - 2.0
Japan - 1.3
Switzerland - 1.1
Netherlands - 1.0
France - 0.9
Others - 3.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.2
JPMorgan Chase & Co	2.6
Bank of America Corp	2.3
Morgan Stanley	1.8
Boeing Co	1.7
Broadcom Inc	1.6
Wells Fargo & Co	1.5
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
PNC Financial Services Group Inc/The	1.1
Duke Energy Corp	1.1
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913640.101    2220-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class A : FCBAX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.77%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-0.50%	-1.13%	2.39%
Class A (without 4.00% sales charge)	3.64%	-0.32%	2.81%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.91%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 9.2
AAA - 0.1
AA - 0.0
A - 23.1
BBB - 57.0
BB - 4.9
B - 1.3
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.3
U.S. Treasury Obligations - 9.2
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.5
United Kingdom - 3.3
Ireland - 2.6
Germany - 2.0
Japan - 1.3
Switzerland - 1.1
Netherlands - 1.0
France - 0.9
Others - 3.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	9.2
JPMorgan Chase & Co	2.6
Bank of America Corp	2.3
Morgan Stanley	1.8
Boeing Co	1.7
Broadcom Inc	1.6
Wells Fargo & Co	1.5
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
PNC Financial Services Group Inc/The	1.1
Duke Energy Corp	1.1
24.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913637.101    2209-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, and Fidelity U.S. Bond Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$74,700	$5,100	$13,100	$2,100
Fidelity Flex U.S. Bond Index Fund	$77,300	$5,200	$9,500	$2,100
Fidelity Series Bond Index Fund	$92,300	$6,200	$12,600	$2,500
Fidelity Series Government Money Market Fund	$37,900	$2,400	$2,200	$1,000
Fidelity Series Investment Grade Bond Fund	$113,900	$7,600	$14,900	$3,100
Fidelity Series Short-Term Credit Fund	$68,200	$4,700	$10,400	$1,900
Fidelity U.S. Bond Index Fund	$93,300	$6,200	$11,900	$2,500

August 31, 2024 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$74,400	$6,100	$19,300	$2,600
Fidelity Flex U.S. Bond Index Fund	$74,800	$6,100	$9,200	$2,600
Fidelity Series Bond Index Fund	$89,400	$7,400	$12,300	$3,100
Fidelity Series Government Money Market Fund	$36,900	$2,900	$2,600	$1,200
Fidelity Series Investment Grade Bond Fund	$110,500	$9,000	$14,500	$3,900
Fidelity Series Short-Term Credit Fund	$66,100	$5,600	$10,100	$2,400
Fidelity U.S. Bond Index Fund	$91,000	$7,300	$11,600	$3,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
PwC	$14,764,800	$15,151,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® U.S. Bond Index Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	200,000	207,391
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	180,000	181,624
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	108,934
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	261,133
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	69,846	70,085
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	153,022	152,863
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	321,523	322,972
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,008,512
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	223,283
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	619,619
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	800,000	882,790
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	250,089
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	821,000	820,494
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	194,463	194,895
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	707,773
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	180,000	181,370
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	285,432	285,785
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	510,000	515,264
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	36,716	36,690
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	101,802	102,147
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	189,115	189,238
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	150,000	152,265
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	101,180
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	460,000	465,378
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	145,000	146,740
TOTAL UNITED STATES		8,188,514
TOTAL ASSET-BACKED SECURITIES (Cost $8,122,009)		8,188,514

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	265,889
Capital One NA 2.7% 2/6/2030	500,000	468,322
Citizens Bank NA/Providence RI 3.75% 2/18/2026	960,000	955,853
KeyBank NA/Cleveland OH 5.85% 11/15/2027	710,000	732,335
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	730,000	736,750
PNC Bank NA 3.1% 10/25/2027	310,000	304,252
Wells Fargo Bank NA 5.45% 8/7/2026	800,000	808,402

TOTAL BANK NOTES (Cost $4,260,946)		4,271,803

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	72,256	71,815
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	336,098
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	618,511
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	270,906
BANK Series 2022-BNK41 Class A4, 3.9158% 4/15/2065 (b)	950,000	902,710
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	1,440,000	1,473,481
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	449,258	407,112
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	397,201
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	267,204
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	490,800
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	1,885,000	2,017,028
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	84,175
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	156,894
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	305,921
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	399,712
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	532,262
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	550,000	566,500
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	277,577
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	148,615
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	2,245,000	2,380,783
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	480,000	475,487
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	247,304
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	240,054
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/17/2052	200,000	187,811
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/17/2052	200,000	187,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	303,817	299,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	246,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	562,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	161,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	414,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	708,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	565,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	626,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	380,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	61,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	477,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	401,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	162,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	485,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	481,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	570,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	967,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,689,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,256,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	499,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,406,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	592,888
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	506,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	950,000	985,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,110,000	1,108,767
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	281,016
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	29,474	28,852
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	422,006
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	139,210
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	275,000	243,654
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	180,000	194,532
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	337,487
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	188,303
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	475,208
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	125,811
TOTAL UNITED STATES		32,499,701
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $33,686,069)		32,499,701

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	892,751
Province of Alberta 1.3% 7/22/2030	360,000	319,277
Province of Alberta 3.3% 3/15/2028	225,000	222,721
Province of Alberta 4.5% 1/24/2034	120,000	120,618
Province of British Columbia 2.25% 6/2/2026	350,000	345,611
Province of British Columbia 4.2% 7/6/2033	360,000	356,634
Province of British Columbia 4.9% 4/24/2029	500,000	519,075
Province of Manitoba 4.9% 5/31/2034	190,000	195,486
Province of Ontario 1.125% 10/7/2030	1,111,000	969,892
Province of Ontario 2.3% 6/15/2026	70,000	69,087
Province of Ontario 2.5% 4/27/2026	300,000	297,045
Province of Quebec 1.9% 4/21/2031	600,000	537,342
Province of Quebec 2.5% 4/20/2026	590,000	584,366
Province of Quebec 2.75% 4/12/2027	320,000	314,531
Province of Quebec 3.625% 4/13/2028	510,000	508,547
Province of Quebec 4.25% 9/5/2034	130,000	127,887
TOTAL CANADA		6,380,870
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,131,830
Chilean Republic 3.24% 2/6/2028	200,000	196,000
Chilean Republic 3.625% 10/30/2042	394,000	318,943
Chilean Republic 4.95% 1/5/2036	290,000	287,680
Chilean Republic 5.65% 1/13/2037	1,000,000	1,041,000
TOTAL CHILE		2,975,453
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	126,920
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	402,086
Indonesia Government 2.85% 2/14/2030	200,000	188,100
Indonesia Government 3.35% 3/12/2071	270,000	172,922
Indonesia Government 3.4% 9/18/2029	360,000	349,722
Indonesia Government 3.5% 2/14/2050	400,000	289,320
Indonesia Government 3.85% 10/15/2030	750,000	734,348
Indonesia Government 4.1% 4/24/2028	240,000	240,318
Indonesia Government 4.35% 1/11/2048	250,000	211,875
Indonesia Government 4.45% 4/15/2070	150,000	119,812
Indonesia Government 5.25% 1/15/2030	300,000	311,679
Indonesia Government 5.6% 1/15/2035	300,000	315,375
TOTAL INDONESIA		3,335,557
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	739,797
Israel Government 3.375% 1/15/2050	475,000	310,288
Israel Government 4.5% 1/30/2043	200,000	169,314
Israel Government 5.375% 2/19/2030	350,000	359,121
Israel Government 5.375% 3/12/2029	200,000	205,201
Israel Government 5.5% 3/12/2034	200,000	203,967
Israel Government 5.625% 2/19/2035	350,000	358,421
Israel Government 5.75% 3/12/2054	200,000	184,846
TOTAL ISRAEL		2,530,955
ITALY - 0.0%
Italian Republic 1.25% 2/17/2026	1,161,000	1,145,231
Italian Republic 2.875% 10/17/2029	400,000	380,980
Italian Republic 3.875% 5/6/2051	200,000	136,732
TOTAL ITALY		1,662,943
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	175,611
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	561,613
MEXICO - 0.2%
United Mexican States 3.5% 2/12/2034	1,226,000	1,046,085
United Mexican States 4.5% 1/31/2050	1,920,000	1,416,960
United Mexican States 4.6% 2/10/2048	270,000	203,310
United Mexican States 4.75% 4/27/2032	200,000	192,800
United Mexican States 5% 4/27/2051	1,195,000	938,075
United Mexican States 5.55% 1/21/2045	560,000	501,060
United Mexican States 5.85% 7/2/2032	1,737,000	1,773,477
United Mexican States 6.05% 1/11/2040	120,000	116,044
United Mexican States 6.35% 2/9/2035	430,000	445,050
United Mexican States 6.625% 1/29/2038	370,000	379,250
TOTAL MEXICO		7,012,111
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	736,800
Panamanian Republic 3.87% 7/23/2060	200,000	121,200
Panamanian Republic 4.5% 4/16/2050	400,000	284,222
Panamanian Republic 4.5% 5/15/2047	240,000	175,850
Panamanian Republic 6.4% 2/14/2035	480,000	482,880
Panamanian Republic 6.7% 1/26/2036	240,000	246,480
TOTAL PANAMA		2,047,432
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	342,980
Peruvian Republic 2.78% 12/1/2060	810,000	432,540
Peruvian Republic 3.55% 3/10/2051	250,000	172,000
Peruvian Republic 5.375% 2/8/2035	290,000	293,480
Peruvian Republic 5.5% 3/30/2036	370,000	373,700
Peruvian Republic 6.2% 6/30/2055	370,000	374,810
Peruvian Republic 6.55% 3/14/2037	275,000	302,363
TOTAL PERU		2,291,873
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	401,377
Philippine Republic 2.95% 5/5/2045	370,000	258,308
Philippine Republic 3% 2/1/2028	200,000	194,326
Philippine Republic 3.95% 1/20/2040	300,000	265,047
Philippine Republic 4.75% 3/5/2035	400,000	398,000
Philippine Republic 5.17% 10/13/2027	1,200,000	1,223,856
Philippine Republic 5.25% 5/14/2034	400,000	412,320
Philippine Republic 5.5% 1/17/2048	200,000	200,000
Philippine Republic 6.375% 10/23/2034	130,000	144,950
Philippine Republic 9.5% 2/2/2030	170,000	205,059
TOTAL PHILIPPINES		3,703,243
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	569,811
Republic of Poland 4.875% 10/4/2033	260,000	260,281
Republic of Poland 4.875% 2/12/2030	400,000	410,400
Republic of Poland 5.125% 9/18/2034	300,000	302,835
Republic of Poland 5.375% 2/12/2035	400,000	409,600
Republic of Poland 5.5% 3/18/2054	200,000	187,582
Republic of Poland 5.5% 4/4/2053	260,000	243,259
Republic of Poland 5.75% 11/16/2032	200,000	211,574
TOTAL POLAND		2,595,342
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	130,000	111,597
Uruguay Republic 4.375% 1/23/2031	270,000	271,045
Uruguay Republic 4.375% 10/27/2027	140,000	140,840
Uruguay Republic 4.975% 4/20/2055	462,000	410,603
Uruguay Republic 5.1% 6/18/2050	100,000	92,350
Uruguay Republic 5.442% 2/14/2037	1,000,000	1,031,880
Uruguay Republic 7.625% 3/21/2036	130,000	156,148
TOTAL URUGUAY		2,214,463
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,813,924)		37,614,386

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	181,695
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	98,418
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	45,608
State of California 7.5% 4/1/2034	980,000	1,136,285
State of California 7.55% 4/1/2039	360,000	431,689
State of California 7.6% 11/1/2040	350,000	426,407
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	174,387
		2,312,794
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	437,248
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	95,650
		532,898
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	337,180
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	55,000	61,949
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Inc Insured)	300,000	252,476
		651,605
TOTAL CALIFORNIA		3,678,992
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	309,553
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	51,785
Illinois - 0.1%
General Obligations - 0.1%
Illinois St 7.35% 7/1/2035	71,429	78,143
Illinois St Gen. Oblig. 5.1% 6/1/2033	654,412	662,037
		740,180
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	330,782
TOTAL ILLINOIS		1,070,962
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	133,703
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	147,350
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	250,000	213,701
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	300,000	240,173
TOTAL MASSACHUSETTS		601,224
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	139,120
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	73,885
TOTAL MICHIGAN		213,005
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	166,574
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	161,385
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	384,204
		545,589
TOTAL NEW JERSEY		545,589
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	65,610
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	191,325
		256,935
TOTAL NEW JERSEY,NEW YORK		256,935
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	280,000	299,821
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	253,453
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	85,000	92,382
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	290,142
TOTAL NEW YORK		935,798
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	100,664
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	203,361
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	283,747
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	289,185
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	187,289
		476,474
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	198,397
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	85,348
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	14,916
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	177,642
		277,906
TOTAL TEXAS		1,236,524
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	127,020
TOTAL MUNICIPAL SECURITIES (Cost $11,104,950)		9,631,689

Non-Convertible Corporate Bonds - 26.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	343,563
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	307,519
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	255,811
Westpac Banking Corp 1.953% 11/20/2028	170,000	159,911
Westpac Banking Corp 3.02% 11/18/2036 (b)	180,000	160,214
Westpac Banking Corp 3.133% 11/18/2041	100,000	73,848
Westpac Banking Corp 3.35% 3/8/2027	670,000	664,409
Westpac Banking Corp 4.043% 8/26/2027	230,000	230,536
Westpac Banking Corp 4.11% 7/24/2034 (b)	500,000	489,381
Westpac Banking Corp 4.322% 11/23/2031 (b)	270,000	268,988
Westpac Banking Corp 4.354% 7/1/2030	290,000	293,224
Westpac Banking Corp 5.405% 8/10/2033 (b)	100,000	102,159
Westpac Banking Corp 5.618% 11/20/2035 (b)	100,000	101,788
Westpac Banking Corp 6.82% 11/17/2033	100,000	111,121
		3,562,472
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	193,302
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	407,181
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	143,286
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	340,279
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	230,000	236,342
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	49,387
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	236,114
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	319,623
Rio Tinto Finance USA PLC 4.875% 3/14/2030	210,000	215,310
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	204,243
Rio Tinto Finance USA PLC 5.25% 3/14/2035	420,000	427,869
Rio Tinto Finance USA PLC 5.75% 3/14/2055	105,000	105,026
		2,877,962
TOTAL AUSTRALIA		6,440,434
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	195,190
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	91,283
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	214,709
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	90,999
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	161,938
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	1,007,280
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	428,267
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	216,684
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	387,821
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	400,000	393,078
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	372,600
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	193,634
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	140,297

TOTAL BELGIUM		3,893,780
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	474,950
Vale Overseas Ltd 6.125% 6/12/2033	70,000	73,850
Vale Overseas Ltd 6.4% 6/28/2054	250,000	248,875
Vale Overseas Ltd 6.875% 11/21/2036	120,000	131,878
		929,553
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	298,900
Suzano Austria GmbH 3.125% 1/15/2032	250,000	221,797
Suzano Austria GmbH 6% 1/15/2029	230,000	236,610
		757,307
TOTAL BRAZIL		1,686,860
CANADA - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	196,523
Bell Canada 3.2% 2/15/2052	100,000	63,754
Bell Canada 4.464% 4/1/2048	130,000	105,304
Bell Canada 5.55% 2/15/2054	240,000	224,898
TELUS Corp 4.3% 6/15/2049	100,000	77,522
		668,001
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	90,000	88,413
Rogers Communications Inc 4.55% 3/15/2052	480,000	386,570
		474,983
TOTAL COMMUNICATION SERVICES		1,142,984

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	150,856
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	181,381
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	400,000	407,735
Canadian Natural Resources Ltd 6.25% 3/15/2038	50,000	52,346
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	149,326
Cenovus Energy Inc 5.4% 6/15/2047	171,000	152,389
Enbridge Inc 1.6% 10/4/2026	860,000	835,874
Enbridge Inc 2.5% 8/1/2033	520,000	437,754
Enbridge Inc 3.125% 11/15/2029	420,000	400,573
Enbridge Inc 3.4% 8/1/2051	190,000	125,566
Enbridge Inc 4.5% 6/10/2044	120,000	99,980
Enbridge Inc 5.55% 6/20/2035	200,000	203,682
Enbridge Inc 5.625% 4/5/2034	100,000	103,239
Enbridge Inc 5.7% 3/8/2033	200,000	208,639
Enbridge Inc 5.95% 4/5/2054	130,000	128,240
Enbridge Inc 6.2% 11/15/2030	540,000	581,346
Enbridge Inc 8.5% 1/15/2084 (b)	60,000	67,873
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	100,000	101,249
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	150,000	148,800
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	100,000	94,916
Suncor Energy Inc 4% 11/15/2047	234,000	172,594
Suncor Energy Inc 6.8% 5/15/2038	130,000	140,624
Suncor Energy Inc 7.15% 2/1/2032	90,000	100,603
TransCanada PipeLines Ltd 4.1% 4/15/2030	270,000	265,865
TransCanada PipeLines Ltd 4.25% 5/15/2028	320,000	320,198
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	70,047
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	403,096
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	175,559
TransCanada PipeLines Ltd 7.25% 8/15/2038	100,000	113,573
		6,393,923
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 1.25% 9/15/2026	395,000	383,556
Bank of Montreal 2.65% 3/8/2027	460,000	451,028
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	96,629
Bank of Montreal 3.803% 12/15/2032 (b)	100,000	98,014
Bank of Montreal 5.717% 9/25/2028	320,000	334,318
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	96,685
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	180,000	172,706
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	214,928
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	340,554
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	263,332
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	80,046
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	317,223
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	213,868
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	326,427
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	200,784
National Bank of Canada 4.5% 10/10/2029	250,000	251,486
Royal Bank of Canada 1.2% 4/27/2026	1,030,000	1,010,045
Royal Bank of Canada 2.05% 1/21/2027	2,730,000	2,656,738
Royal Bank of Canada 3.625% 5/4/2027	410,000	407,538
Royal Bank of Canada 4.24% 8/3/2027	390,000	391,876
Royal Bank of Canada 4.522% 10/18/2028 (b)	250,000	251,788
Royal Bank of Canada 4.65% 10/18/2030 (b)	420,000	423,584
Royal Bank of Canada 4.696% 8/6/2031 (b)	250,000	252,519
Royal Bank of Canada 4.95% 2/1/2029	90,000	92,632
Royal Bank of Canada 5% 5/2/2033	200,000	204,496
Royal Bank of Canada 5.15% 2/1/2034	100,000	103,326
Royal Bank of Canada 5.153% 2/4/2031 (b)	160,000	164,809
Toronto Dominion Bank 2% 9/10/2031	200,000	176,624
Toronto Dominion Bank 3.2% 3/10/2032	190,000	174,691
Toronto Dominion Bank 4.456% 6/8/2032	100,000	98,975
Toronto Dominion Bank 5.146% 9/10/2034 (b)	220,000	222,098
Toronto Dominion Bank 5.156% 1/10/2028	620,000	634,462
Toronto Dominion Bank 5.264% 12/11/2026	300,000	304,246
Toronto Dominion Bank 5.298% 1/30/2032	400,000	415,917
		11,827,948
Capital Markets - 0.0%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	106,470
Brookfield Finance Inc 2.724% 4/15/2031	330,000	301,367
Brookfield Finance Inc 3.5% 3/30/2051	100,000	68,745
Brookfield Finance Inc 3.9% 1/25/2028	190,000	188,652
Brookfield Finance Inc 5.813% 3/3/2055	100,000	98,045
Brookfield Finance Inc 5.968% 3/4/2054	100,000	100,158
Brookfield Finance Inc 6.35% 1/5/2034	170,000	183,809
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	81,476
CI Financial Corp 3.2% 12/17/2030	220,000	197,722
		1,326,444
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	240,690
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	72,211
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	100,000	102,129
Fairfax Financial Holdings Ltd 6% 12/7/2033	70,000	73,605
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	50,000	49,309
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	152,813
Manulife Financial Corp 4.15% 3/4/2026	510,000	509,526
Manulife Financial Corp 5.375% 3/4/2046	50,000	49,001
		1,249,284
TOTAL FINANCIALS		14,403,676

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	169,470
Canadian National Railway Co 2.75% 3/1/2026	150,000	148,783
Canadian National Railway Co 3.65% 2/3/2048	100,000	75,695
Canadian National Railway Co 4.45% 1/20/2049	50,000	42,770
Canadian National Railway Co 6.125% 11/1/2053	60,000	64,123
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	194,299
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	177,172
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	195,009
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	184,100
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	37,444
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	205,880
Canadian Pacific Railway Co 6.125% 9/15/2115	100,000	100,711
		1,595,456
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	110,000	113,247
TOTAL INDUSTRIALS		1,708,703

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	170,000	126,931
Nutrien Ltd 4.125% 3/15/2035	150,000	136,958
Nutrien Ltd 4.2% 4/1/2029	32,000	31,933
Nutrien Ltd 4.9% 3/27/2028	380,000	386,495
Nutrien Ltd 5% 4/1/2049	156,000	137,851
Nutrien Ltd 5.4% 6/21/2034	300,000	305,606
		1,125,774
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	243,881
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	104,114
		347,995
TOTAL MATERIALS		1,473,769

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	115,694
Emera US Finance LP 3.55% 6/15/2026	160,000	158,660
Emera US Finance LP 4.75% 6/15/2046	100,000	83,332
		357,686
TOTAL CANADA		25,480,741
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	305,449
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	158,304
Alibaba Group Holding Ltd 4% 12/6/2037	140,000	127,288
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	225,913

TOTAL CHINA		816,954
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	266,101
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	65,707
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	244,646
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	98,459
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	469,564
TotalEnergies Capital SA 5.15% 4/5/2034	230,000	237,055
TotalEnergies Capital SA 5.488% 4/5/2054	240,000	228,451
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	67,153
		1,411,035
TOTAL FRANCE		1,677,136
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	370,000	437,285
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	119,558
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	700,000	698,650
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	830,000	809,618
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	150,000	142,249
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	520,000	487,849
Deutsche Bank AG/New York NY 4.1% 1/13/2026	154,000	153,679
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	200,000	199,333
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	180,000	181,480
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	152,427
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	250,000	256,142
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	151,100
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	150,000	157,824
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	280,000	300,038
		3,690,389
Financial Services - 0.2%
KfW 0% 6/29/2037	1,000,000	595,474
KfW 3% 5/20/2027	2,200,000	2,173,862
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,113,978
		3,883,314
TOTAL FINANCIALS		7,573,703

TOTAL GERMANY		8,130,546
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	95,555
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	979,520
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	400,000	384,850
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	146,484
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	222,213
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	201,294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	300,000	299,935
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	271,853
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	211,700
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	202,669
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	150,000	160,802
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	226,071
		3,307,391
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	300,000	307,919
Smurfit Westrock Financing DAC 5.418% 1/15/2035	200,000	203,636
		511,555
TOTAL IRELAND		3,818,946
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	117,313
Toyota Motor Corp 3.669% 7/20/2028	290,000	289,412
Toyota Motor Corp 5.053% 6/30/2035	500,000	504,962
		911,687
Financials - 0.6%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	879,221
Japan Bank for International Cooperation 2% 10/17/2029	240,000	223,060
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	742,838
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	402,149
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	550,000	536,588
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	550,000	486,348
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	330,000	321,399
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	186,224
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,034,596
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	644,842
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	99,804
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	139,536
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	103,578
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	400,000	412,751
Mitsubishi UFJ Financial Group Inc 5.406% 4/19/2034 (b)	200,000	208,647
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	240,000	249,945
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (b)	200,000	208,700
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (b)	200,000	208,452
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	200,000	195,388
Mizuho Financial Group Inc 1.979% 9/8/2031 (b)	280,000	248,692
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	230,000	232,646
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	410,575
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	630,000	652,417
Mizuho Financial Group Inc 5.669% 9/13/2033 (b)	200,000	209,926
Mizuho Financial Group Inc 5.739% 5/27/2031 (b)	590,000	621,840
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	430,000	447,919
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	984,115
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	900,000	842,159
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	725,000	715,816
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	600,000	573,150
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	195,470
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	207,076
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	516,565
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	209,228
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035	200,000	209,890
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	297,326
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	313,635
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	213,696
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	172,995
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	64,049
		15,623,251
Capital Markets - 0.0%
Nomura Holdings Inc 2.329% 1/22/2027	290,000	282,175
Nomura Holdings Inc 2.679% 7/16/2030	210,000	192,654
Nomura Holdings Inc 2.999% 1/22/2032	565,000	508,089
Nomura Holdings Inc 6.07% 7/12/2028	200,000	209,438
		1,192,356
TOTAL FINANCIALS		16,815,607

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	263,230
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	248,450
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	214,918
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	410,000	399,007
		1,125,605
TOTAL JAPAN		18,852,899
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	595,265
Export-Import Bank of Korea 4% 9/11/2029	200,000	199,668
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	432,481
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	299,837
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	211,086
Korea Development Bank/The 1.625% 1/19/2031	250,000	221,348
Korea Development Bank/The 2% 10/25/2031	350,000	312,012

TOTAL KOREA (SOUTH)		2,271,697
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	60,000	63,366
ArcelorMittal SA 6.35% 6/17/2054	100,000	101,278
ArcelorMittal SA 6.55% 11/29/2027	230,000	239,951
ArcelorMittal SA 6.8% 11/29/2032	270,000	298,962

TOTAL LUXEMBOURG		703,557
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	100,000	69,688
Grupo Televisa SAB 6.625% 1/15/2040	110,000	101,200
		170,888
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	511,000	476,349
America Movil SAB de CV 3.625% 4/22/2029	200,000	194,636
America Movil SAB de CV 6.125% 3/30/2040	100,000	105,438
		776,423
TOTAL COMMUNICATION SERVICES		947,311

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	141,000
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	100,000	93,788
Southern Copper Corp 5.875% 4/23/2045	178,000	178,582
Southern Copper Corp 7.5% 7/27/2035	320,000	370,400
		642,770
TOTAL MEXICO		1,731,081
MULTI-NATIONAL - 0.7%
Financials - 0.7%
Banks - 0.5%
African Development Bank 0.875% 7/22/2026	200,000	194,711
Arab Community Center for Economic & Social Service 4.125% 1/7/2028	147,000	147,248
Arab Community Center for Economic & Social Service 5% 1/22/2030	150,000	155,480
Arab Community Center for Economic & Social Service 5% 1/24/2029	330,000	340,202
Asian Development Bank 0.75% 10/8/2030	150,000	129,191
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,054,878
Asian Development Bank 2.5% 11/2/2027	20,000	19,511
Asian Development Bank 4% 1/12/2033	500,000	499,124
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,371,169
Asian Development Bank 4.5% 8/25/2028	630,000	645,301
European Investment Bank 0.75% 9/23/2030	400,000	345,403
European Investment Bank 0.875% 5/17/2030	80,000	70,276
European Investment Bank 1.25% 2/14/2031	630,000	552,251
European Investment Bank 1.75% 3/15/2029	2,950,000	2,765,611
European Investment Bank 3.625% 7/15/2030	1,710,000	1,702,578
European Investment Bank 4.875% 2/15/2036	400,000	419,100
Inter-American Development Bank 1.125% 1/13/2031	730,000	636,061
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	969,592
Inter-American Development Bank 3.125% 9/18/2028	680,000	669,825
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,511,828
Inter-American Development Bank 4.375% 1/24/2044	190,000	175,034
Inter-American Development Bank 4.5% 9/13/2033	270,000	277,524
		14,651,898
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	301,650
Financial Services - 0.2%
IBRD Discount Notes 0.75% 8/26/2030	1,433,000	1,239,214
IBRD Discount Notes 0.875% 5/14/2030	1,054,000	925,318
IBRD Discount Notes 1.875% 10/27/2026	320,000	312,924
IBRD Discount Notes 2.5% 11/22/2027	1,340,000	1,306,489
IBRD Discount Notes 3.625% 9/21/2029	2,750,000	2,743,250
IBRD Discount Notes 4% 7/25/2030	750,000	758,590
IBRD Discount Notes 4.75% 11/14/2033	530,000	553,674
International Finance Corp 0.75% 8/27/2030	100,000	86,385
		7,925,844
TOTAL MULTI-NATIONAL		22,879,392
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	248,390
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	177,684
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	259,652
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	306,488
ING Groep NV 2.727% 4/1/2032 (b)	200,000	182,643
ING Groep NV 3.95% 3/29/2027	200,000	199,259
ING Groep NV 4.017% 3/28/2028 (b)	200,000	199,274
ING Groep NV 4.252% 3/28/2033 (b)	200,000	194,135
ING Groep NV 5.066% 3/25/2031 (b)	350,000	358,359
ING Groep NV 5.525% 3/25/2036 (b)	200,000	204,730
ING Groep NV 5.55% 3/19/2035 (b)	220,000	226,773
		2,557,387
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	264,031
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	120,000	77,203
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	140,643
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	95,716
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	140,000	139,396
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	99,929
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	300,000	300,633
		1,117,551
TOTAL NETHERLANDS		3,674,938
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	286,745
Equinor ASA 3.625% 9/10/2028	130,000	128,827
Equinor ASA 4.8% 11/8/2043	130,000	119,983
Equinor ASA 5.1% 8/17/2040	180,000	178,925

TOTAL NORWAY		714,480
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	299,077
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	226,912
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	140,500
Telefonica Emisiones SA 7.045% 6/20/2036	100,000	111,351
Telefonica Europe BV 8.25% 9/15/2030	608,000	703,323
		1,481,163
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 1.125% 9/18/2025	200,000	199,696
Banco Bilbao Vizcaya Argentaria SA 5.862% 9/14/2026 (b)	400,000	400,177
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	400,000	414,113
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	778,245
Banco Santander SA 3.306% 6/27/2029	200,000	193,213
Banco Santander SA 3.8% 2/23/2028	600,000	593,865
Banco Santander SA 5.179% 11/19/2025	400,000	400,469
Banco Santander SA 5.294% 8/18/2027	600,000	611,036
Banco Santander SA 5.365% 7/15/2028 (b)	1,400,000	1,428,329
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	415,207
Banco Santander SA 5.565% 1/17/2030	200,000	208,646
Banco Santander SA 6.35% 3/14/2034	200,000	212,070
Banco Santander SA 6.921% 8/8/2033	200,000	220,379
		6,075,445
TOTAL SPAIN		7,556,608
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	945,474
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	220,000	251,434
UBS AG/London 4.5% 6/26/2048	210,000	182,122
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	983,374
		1,416,930
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	61,923
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	97,732
Tyco Electronics Group SA 4.5% 2/13/2026	200,000	200,060
		297,792
TOTAL SWITZERLAND		1,776,645
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	154,000	189,597
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	110,000	104,392
RELX Capital Inc 4% 3/18/2029	240,000	239,189
RELX Capital Inc 5.25% 3/27/2035	140,000	143,020
		486,601
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.25% 9/17/2050	170,000	132,474
Vodafone Group PLC 4.375% 5/30/2028	250,000	254,589
Vodafone Group PLC 4.875% 6/19/2049	280,000	243,202
Vodafone Group PLC 5% 5/30/2038	130,000	126,453
Vodafone Group PLC 5.125% 6/19/2059	500,000	434,357
Vodafone Group PLC 5.75% 6/28/2054	260,000	248,358
Vodafone Group PLC 6.25% 11/30/2032	100,000	108,322
		1,547,755
TOTAL COMMUNICATION SERVICES		2,223,953

Consumer Staples - 0.3%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	400,000	363,776
Diageo Capital PLC 2.125% 4/29/2032	200,000	172,140
Diageo Capital PLC 5.5% 1/24/2033	200,000	209,654
Diageo Capital PLC 5.875% 9/30/2036	120,000	129,092
Diageo Investment Corp 5.625% 4/15/2035	200,000	210,546
		1,085,208
Food Products - 0.0%
Mead Johnson Nutrition Co 5.9% 11/1/2039	100,000	104,482
Unilever Capital Corp 1.375% 9/14/2030	380,000	334,871
Unilever Capital Corp 2.9% 5/5/2027	400,000	393,968
Unilever Capital Corp 4.875% 9/8/2028	180,000	184,791
		1,018,112
Tobacco - 0.3%
BAT Capital Corp 3.215% 9/6/2026	100,000	98,911
BAT Capital Corp 3.462% 9/6/2029	430,000	416,751
BAT Capital Corp 3.557% 8/15/2027	1,440,000	1,421,276
BAT Capital Corp 3.734% 9/25/2040	50,000	39,983
BAT Capital Corp 3.984% 9/25/2050	100,000	71,979
BAT Capital Corp 4.39% 8/15/2037	470,000	424,496
BAT Capital Corp 4.54% 8/15/2047	128,000	103,704
BAT Capital Corp 4.7% 4/2/2027	270,000	271,436
BAT Capital Corp 4.742% 3/16/2032	170,000	169,598
BAT Capital Corp 4.758% 9/6/2049	260,000	214,291
BAT Capital Corp 5.282% 4/2/2050	100,000	88,586
BAT Capital Corp 5.65% 3/16/2052	50,000	46,353
BAT Capital Corp 5.834% 2/20/2031	100,000	105,752
BAT Capital Corp 6% 2/20/2034	100,000	106,114
BAT Capital Corp 6.421% 8/2/2033	200,000	218,050
BAT International Finance PLC 4.448% 3/16/2028	1,870,000	1,876,725
BAT International Finance PLC 5.931% 2/2/2029	70,000	73,562
Reynolds American Inc 5.7% 8/15/2035	110,000	113,209
Reynolds American Inc 5.85% 8/15/2045	100,000	96,477
		5,957,253
TOTAL CONSUMER STAPLES		8,060,573

Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)	300,000	292,651
Barclays PLC 2.894% 11/24/2032 (b)	520,000	465,826
Barclays PLC 3.33% 11/24/2042 (b)	465,000	347,416
Barclays PLC 3.564% 9/23/2035 (b)	240,000	224,234
Barclays PLC 4.375% 1/12/2026	210,000	209,939
Barclays PLC 4.476% 11/11/2029 (b)	200,000	200,358
Barclays PLC 4.836% 5/9/2028	310,000	311,531
Barclays PLC 4.95% 1/10/2047	200,000	179,632
Barclays PLC 5.088% 6/20/2030 (b)	200,000	202,845
Barclays PLC 5.2% 5/12/2026	360,000	361,380
Barclays PLC 5.25% 8/17/2045	200,000	187,808
Barclays PLC 5.335% 9/10/2035 (b)	520,000	520,599
Barclays PLC 5.501% 8/9/2028 (b)	590,000	602,913
Barclays PLC 5.69% 3/12/2030 (b)	260,000	270,537
Barclays PLC 5.746% 8/9/2033 (b)	200,000	209,120
Barclays PLC 5.785% 2/25/2036 (b)	200,000	206,298
Barclays PLC 5.829% 5/9/2027 (b)	400,000	403,626
Barclays PLC 6.49% 9/13/2029 (b)	800,000	847,996
HSBC Holdings PLC 2.013% 9/22/2028 (b)	630,000	601,508
HSBC Holdings PLC 2.206% 8/17/2029 (b)	550,000	518,132
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	307,224
HSBC Holdings PLC 3.973% 5/22/2030 (b)	214,000	210,608
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,600,000	1,599,902
HSBC Holdings PLC 4.762% 3/29/2033 (b)	210,000	207,265
HSBC Holdings PLC 5.24% 5/13/2031 (b)	300,000	308,390
HSBC Holdings PLC 5.402% 8/11/2033 (b)	680,000	701,841
HSBC Holdings PLC 5.597% 5/17/2028 (b)	390,000	398,181
HSBC Holdings PLC 5.79% 5/13/2036 (b)	500,000	520,203
HSBC Holdings PLC 6.1% 1/14/2042	240,000	255,692
HSBC Holdings PLC 6.332% 3/9/2044 (b)	930,000	997,814
HSBC Holdings PLC 6.5% 5/2/2036	100,000	108,597
HSBC Holdings PLC 6.5% 9/15/2037	670,000	709,709
HSBC Holdings PLC 6.5% 9/15/2037	140,000	150,865
HSBC Holdings PLC 6.547% 6/20/2034 (b)	200,000	214,575
HSBC Holdings PLC 6.8% 6/1/2038	100,000	110,732
HSBC Holdings PLC 7.399% 11/13/2034 (b)	310,000	349,315
HSBC Holdings PLC 8.113% 11/3/2033 (b)	290,000	337,374
Lloyds Banking Group PLC 3.369% 12/14/2046 (b)	200,000	144,908
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	420,000	413,731
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	658,731
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	200,000	200,522
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	203,344
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	200,000	205,569
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	300,000	313,826
Lloyds Banking Group PLC 6.068% 6/13/2036 (b)	270,000	279,035
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	200,000	230,772
NatWest Group PLC 3.032% 11/28/2035 (b)	200,000	182,162
NatWest Group PLC 4.964% 8/15/2030 (b)	240,000	245,013
NatWest Group PLC 5.516% 9/30/2028 (b)	290,000	297,133
NatWest Group PLC 5.778% 3/1/2035 (b)	400,000	418,255
NatWest Group PLC 5.847% 3/2/2027 (b)	480,000	483,408
NatWest Group PLC 7.472% 11/10/2026 (b)	330,000	331,762
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	250,000	261,881
		19,522,688
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	1,220,000	1,193,871
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	153,678
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	387,887
Astrazeneca Finance LLC 5% 2/26/2034	130,000	132,804
Astrazeneca PLC 1.375% 8/6/2030	240,000	210,587
Astrazeneca PLC 2.125% 8/6/2050	90,000	49,556
Astrazeneca PLC 3.125% 6/12/2027	140,000	138,284
Astrazeneca PLC 4% 9/18/2042	220,000	186,928
Astrazeneca PLC 4.375% 8/17/2048	180,000	154,725
Astrazeneca PLC 6.45% 9/15/2037	219,000	247,302
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	368,477
		3,224,099
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	61,745
National Grid PLC 5.809% 6/12/2033	100,000	105,933
		167,678
TOTAL UNITED KINGDOM		33,198,991
UNITED STATES - 21.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	200,000	188,722
AT&T Inc 1.7% 3/25/2026	1,160,000	1,143,043
AT&T Inc 2.25% 2/1/2032	1,280,000	1,108,553
AT&T Inc 2.55% 12/1/2033	210,000	176,757
AT&T Inc 2.75% 6/1/2031	1,641,000	1,501,296
AT&T Inc 3.1% 2/1/2043	210,000	151,976
AT&T Inc 3.3% 2/1/2052	350,000	225,963
AT&T Inc 3.5% 2/1/2061	410,000	261,137
AT&T Inc 3.5% 6/1/2041	630,000	493,217
AT&T Inc 3.5% 9/15/2053	1,009,000	675,497
AT&T Inc 3.55% 9/15/2055	723,000	480,758
AT&T Inc 3.65% 6/1/2051	520,000	363,923
AT&T Inc 3.65% 9/15/2059	419,000	277,368
AT&T Inc 4.3% 2/15/2030	720,000	721,104
AT&T Inc 4.5% 5/15/2035	220,000	210,490
AT&T Inc 4.65% 6/1/2044	110,000	94,771
AT&T Inc 4.75% 5/15/2046	130,000	113,188
AT&T Inc 4.85% 7/15/2045	110,000	96,772
AT&T Inc 5.15% 3/15/2042	236,000	222,060
AT&T Inc 5.45% 3/1/2047	160,000	150,519
AT&T Inc 5.7% 3/1/2057	110,000	105,239
AT&T Inc 6.05% 8/15/2056	530,000	532,886
Sprint Capital Corp 6.875% 11/15/2028	490,000	527,127
Verizon Communications Inc 1.5% 9/18/2030	930,000	810,746
Verizon Communications Inc 2.355% 3/15/2032	615,000	533,896
Verizon Communications Inc 2.85% 9/3/2041	920,000	655,887
Verizon Communications Inc 2.987% 10/30/2056	802,000	479,002
Verizon Communications Inc 3.55% 3/22/2051	500,000	355,363
Verizon Communications Inc 3.7% 3/22/2061	140,000	95,928
Verizon Communications Inc 4.272% 1/15/2036	106,000	98,593
Verizon Communications Inc 4.4% 11/1/2034	420,000	401,121
Verizon Communications Inc 4.5% 8/10/2033	300,000	293,452
Verizon Communications Inc 4.812% 3/15/2039	780,000	733,155
Verizon Communications Inc 5.012% 4/15/2049	146,000	131,326
Verizon Communications Inc 5.012% 8/21/2054	214,000	189,358
Verizon Communications Inc 5.25% 3/16/2037	102,000	102,228
Verizon Communications Inc 5.401% 7/2/2037 (c)	1,822,000	1,829,765
		16,532,186
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	170,000	173,766
Netflix Inc 6.375% 5/15/2029	390,000	420,941
Walt Disney Co/The 2% 9/1/2029	730,000	676,272
Walt Disney Co/The 2.65% 1/13/2031	200,000	185,942
Walt Disney Co/The 2.75% 9/1/2049	160,000	99,802
Walt Disney Co/The 3.5% 5/13/2040	163,000	134,586
Walt Disney Co/The 3.6% 1/13/2051	300,000	220,187
Walt Disney Co/The 3.8% 5/13/2060	60,000	43,584
Walt Disney Co/The 4.75% 9/15/2044	151,000	136,645
Walt Disney Co/The 6.15% 2/15/2041	100,000	107,846
Walt Disney Co/The 6.15% 3/1/2037	120,000	131,528
Walt Disney Co/The 6.2% 12/15/2034	280,000	314,048
		2,645,147
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	410,000	358,403
Alphabet Inc 1.9% 8/15/2040	100,000	66,882
Alphabet Inc 2.05% 8/15/2050	510,000	278,369
Alphabet Inc 5.3% 5/15/2065	100,000	96,175
Meta Platforms Inc 3.5% 8/15/2027	470,000	467,222
Meta Platforms Inc 3.85% 8/15/2032	120,000	115,977
Meta Platforms Inc 4.3% 8/15/2029	1,260,000	1,276,410
Meta Platforms Inc 4.45% 8/15/2052	480,000	399,920
Meta Platforms Inc 4.65% 8/15/2062	100,000	83,299
Meta Platforms Inc 4.75% 8/15/2034	230,000	231,164
Meta Platforms Inc 4.95% 5/15/2033	290,000	298,097
Meta Platforms Inc 5.4% 8/15/2054	356,000	341,505
Meta Platforms Inc 5.6% 5/15/2053	150,000	148,281
Meta Platforms Inc 5.75% 5/15/2063	530,000	528,250
		4,689,954
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	89,981
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	482,726
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	201,284
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	147,793
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	244,096
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	192,843
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	81,485
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	658,120
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	162,535
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	103,094
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	84,977
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	302,852
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	222,805
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (f)	190,000	190,336
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	210,000	220,737
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	97,267
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	265,198
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	390,000	389,690
Comcast Corp 1.5% 2/15/2031	295,000	254,363
Comcast Corp 1.95% 1/15/2031	300,000	265,842
Comcast Corp 2.35% 1/15/2027	2,935,000	2,868,877
Comcast Corp 2.45% 8/15/2052	645,000	344,993
Comcast Corp 2.65% 2/1/2030	680,000	637,401
Comcast Corp 2.8% 1/15/2051	120,000	71,132
Comcast Corp 2.887% 11/1/2051	273,000	163,447
Comcast Corp 2.937% 11/1/2056	660,000	379,996
Comcast Corp 2.987% 11/1/2063	160,000	88,992
Comcast Corp 3.2% 7/15/2036	390,000	328,649
Comcast Corp 3.4% 7/15/2046	100,000	70,758
Comcast Corp 3.45% 2/1/2050	230,000	156,439
Comcast Corp 3.969% 11/1/2047	170,000	130,042
Comcast Corp 3.999% 11/1/2049	300,000	225,928
Comcast Corp 4% 3/1/2048	150,000	114,769
Comcast Corp 4.049% 11/1/2052	15,000	11,175
Comcast Corp 4.15% 10/15/2028	150,000	150,478
Comcast Corp 4.55% 1/15/2029	330,000	334,714
Comcast Corp 4.6% 8/15/2045	180,000	154,350
Comcast Corp 5.3% 5/15/2035	350,000	357,069
Comcast Corp 5.35% 5/15/2053	330,000	302,739
Comcast Corp 5.5% 5/15/2064	450,000	414,088
Comcast Corp 5.65% 6/15/2035	476,000	499,140
Comcast Corp 6.05% 5/15/2055	450,000	455,212
Comcast Corp 7.05% 3/15/2033	210,000	240,164
Fox Corp 3.5% 4/8/2030	290,000	280,271
Fox Corp 4.709% 1/25/2029	220,000	222,510
Fox Corp 5.476% 1/25/2039	214,000	211,391
Fox Corp 5.576% 1/25/2049	166,000	156,499
Paramount Global 4.2% 5/19/2032	150,000	139,921
Paramount Global 4.2% 6/1/2029	200,000	197,057
Paramount Global 4.375% 3/15/2043	100,000	75,998
Paramount Global 4.6% 1/15/2045	110,000	84,700
Paramount Global 4.95% 1/15/2031	237,000	235,544
Paramount Global 4.95% 5/19/2050	70,000	54,659
Paramount Global 5.85% 9/1/2043	239,000	215,028
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	116,631
Time Warner Cable LLC 5.5% 9/1/2041	110,000	99,390
Time Warner Cable LLC 5.875% 11/15/2040	360,000	343,964
Time Warner Cable LLC 6.55% 5/1/2037	100,000	103,585
Time Warner Cable LLC 7.3% 7/1/2038	100,000	108,907
TWDC Enterprises 18 Corp 1.85% 7/30/2026	470,000	460,837
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	73,828
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	199,863
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	159,710
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	330,407
		17,029,276
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	190,431
T-Mobile USA Inc 2.55% 2/15/2031	340,000	307,936
T-Mobile USA Inc 2.625% 4/15/2026	1,300,000	1,285,218
T-Mobile USA Inc 3% 2/15/2041	210,000	153,429
T-Mobile USA Inc 3.3% 2/15/2051	400,000	262,822
T-Mobile USA Inc 3.6% 11/15/2060	560,000	365,798
T-Mobile USA Inc 3.875% 4/15/2030	190,000	186,103
T-Mobile USA Inc 4.375% 4/15/2040	100,000	88,841
T-Mobile USA Inc 4.5% 4/15/2050	480,000	392,293
T-Mobile USA Inc 4.8% 7/15/2028	350,000	356,541
T-Mobile USA Inc 5.05% 7/15/2033	350,000	353,590
T-Mobile USA Inc 5.2% 1/15/2033	150,000	152,717
T-Mobile USA Inc 5.25% 6/15/2055	320,000	287,797
T-Mobile USA Inc 5.65% 1/15/2053	470,000	450,025
T-Mobile USA Inc 5.8% 9/15/2062	330,000	320,471
		5,154,012
TOTAL COMMUNICATION SERVICES		46,050,575

Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	1,000,000	1,004,035
Lear Corp 2.6% 1/15/2032	110,000	95,852
Lear Corp 3.55% 1/15/2052	80,000	52,205
Lear Corp 3.8% 9/15/2027	240,000	237,701
		1,389,793
Automobiles - 0.4%
American Honda Finance Corp 1% 9/10/2025	240,000	239,814
American Honda Finance Corp 1.8% 1/13/2031	140,000	122,181
American Honda Finance Corp 2.35% 1/8/2027	690,000	673,786
American Honda Finance Corp 4.55% 7/9/2027	500,000	503,619
American Honda Finance Corp 4.8% 3/5/2030	230,000	234,687
American Honda Finance Corp 4.85% 10/23/2031	100,000	101,337
American Honda Finance Corp 4.9% 1/10/2034	140,000	139,717
American Honda Finance Corp 5.125% 7/7/2028	170,000	174,399
American Honda Finance Corp 5.15% 7/9/2032	140,000	142,635
American Honda Finance Corp 5.2% 3/5/2035	180,000	181,071
Ford Motor Co 4.75% 1/15/2043	400,000	309,661
Ford Motor Co 5.291% 12/8/2046	250,000	202,985
Ford Motor Co 6.1% 8/19/2032	540,000	545,584
Ford Motor Co 7.4% 11/1/2046	120,000	125,362
General Motors Co 4.2% 10/1/2027	90,000	89,743
General Motors Co 5% 4/1/2035	260,000	248,050
General Motors Co 5.15% 4/1/2038	120,000	112,236
General Motors Co 5.2% 4/1/2045	110,000	95,707
General Motors Co 5.4% 4/1/2048	90,000	79,013
General Motors Co 5.6% 10/15/2032	360,000	369,819
General Motors Co 5.95% 4/1/2049	260,000	244,469
General Motors Co 6.75% 4/1/2046	405,000	419,368
General Motors Co 6.8% 10/1/2027	330,000	344,423
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	180,928
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	135,827
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	157,997
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	366,151
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,538,452
General Motors Financial Co Inc 5.25% 3/1/2026	170,000	170,287
General Motors Financial Co Inc 5.4% 4/6/2026	360,000	361,692
General Motors Financial Co Inc 5.45% 7/15/2030	840,000	862,432
General Motors Financial Co Inc 5.45% 9/6/2034	100,000	99,032
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	103,276
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	134,043
General Motors Financial Co Inc 6% 1/9/2028	330,000	341,823
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	275,686
		10,427,292
Broadline Retail - 0.2%
Amazon.com Inc 1% 5/12/2026	200,000	195,824
Amazon.com Inc 1.5% 6/3/2030	160,000	142,907
Amazon.com Inc 2.1% 5/12/2031	360,000	322,891
Amazon.com Inc 2.5% 6/3/2050	780,000	464,297
Amazon.com Inc 3.1% 5/12/2051	200,000	134,247
Amazon.com Inc 3.15% 8/22/2027	680,000	671,257
Amazon.com Inc 3.45% 4/13/2029	100,000	98,613
Amazon.com Inc 3.875% 8/22/2037	280,000	254,427
Amazon.com Inc 3.95% 4/13/2052	570,000	446,683
Amazon.com Inc 4.05% 8/22/2047	228,000	188,027
Amazon.com Inc 4.1% 4/13/2062	490,000	381,030
Amazon.com Inc 4.25% 8/22/2057	100,000	81,375
Amazon.com Inc 4.6% 12/1/2025	1,280,000	1,281,408
Amazon.com Inc 4.8% 12/5/2034	230,000	235,519
Amazon.com Inc 4.95% 12/5/2044	200,000	193,483
eBay Inc 1.4% 5/10/2026	410,000	402,000
eBay Inc 3.6% 6/5/2027	190,000	188,463
eBay Inc 4% 7/15/2042	150,000	122,832
eBay Inc 6.3% 11/22/2032	200,000	219,171
		6,024,454
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	240,000	210,974
Genuine Parts Co 2.75% 2/1/2032	100,000	88,354
		299,328
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	148,809
Duke University 2.832% 10/1/2055	34,000	20,839
George Washington University/The 4.126% 9/15/2048	200,000	159,983
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	562,883
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	265,807
Northwestern University 3.662% 12/1/2057	100,000	71,495
Northwestern University 3.868% 12/1/2048	120,000	93,575
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	300,900
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	240,000	239,076
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	190,000	156,367
University of Chicago/The 3% 10/1/2052	120,000	80,056
University of Notre Dame du Lac 3.394% 2/15/2048	110,000	80,401
University of Southern California 2.945% 10/1/2051	350,000	223,375
		2,403,566
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	82,005
Expedia Group Inc 2.95% 3/15/2031	170,000	157,038
Expedia Group Inc 3.25% 2/15/2030	110,000	104,831
Expedia Group Inc 3.8% 2/15/2028	100,000	99,035
Expedia Group Inc 5% 2/15/2026	255,000	255,174
Marriott International Inc/MD 2.75% 10/15/2033	100,000	85,527
Marriott International Inc/MD 3.125% 6/15/2026	510,000	505,145
Marriott International Inc/MD 3.5% 10/15/2032	130,000	119,214
Marriott International Inc/MD 4.2% 7/15/2027	450,000	450,698
Marriott International Inc/MD 4.625% 6/15/2030	123,000	123,849
Marriott International Inc/MD 4.875% 5/15/2029	300,000	305,541
Marriott International Inc/MD 5.25% 10/15/2035	260,000	258,079
Marriott International Inc/MD 5.35% 3/15/2035	240,000	242,308
Marriott International Inc/MD 5.5% 4/15/2037	250,000	250,890
McDonald's Corp 3.6% 7/1/2030	1,010,000	985,743
McDonald's Corp 3.625% 5/1/2043	180,000	140,809
McDonald's Corp 3.625% 9/1/2049	420,000	305,073
McDonald's Corp 4.2% 4/1/2050	110,000	87,658
McDonald's Corp 4.45% 3/1/2047	153,000	129,175
McDonald's Corp 4.45% 9/1/2048	124,000	103,837
McDonald's Corp 4.6% 9/9/2032	210,000	212,114
McDonald's Corp 4.7% 12/9/2035	100,000	98,462
McDonald's Corp 4.95% 8/14/2033	140,000	143,552
McDonald's Corp 5% 2/13/2036	250,000	250,194
McDonald's Corp 6.3% 3/1/2038	100,000	109,699
Starbucks Corp 2.25% 3/12/2030	190,000	174,646
Starbucks Corp 2.55% 11/15/2030	400,000	366,874
Starbucks Corp 3.5% 11/15/2050	110,000	75,648
Starbucks Corp 3.75% 12/1/2047	100,000	73,395
Starbucks Corp 4% 11/15/2028	350,000	349,833
Starbucks Corp 4.45% 8/15/2049	100,000	81,488
Starbucks Corp 5% 2/15/2034	120,000	121,453
Starbucks Corp 5.4% 5/15/2035	250,000	255,844
		7,104,831
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	126,018
DR Horton Inc 5% 10/15/2034	120,000	120,034
DR Horton Inc 5.5% 10/15/2035	100,000	102,419
Lennar Corp 4.75% 11/29/2027	100,000	100,754
PulteGroup Inc 6% 2/15/2035	120,000	126,369
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	100,235
		675,829
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	40,000	30,349
Brunswick Corp/DE 5.85% 3/18/2029	300,000	310,869
Hasbro Inc 3.5% 9/15/2027	280,000	275,432
Hasbro Inc 3.55% 11/19/2026	445,000	440,476
Hasbro Inc 3.9% 11/19/2029	222,000	216,632
Hasbro Inc 6.05% 5/14/2034	100,000	104,071
Mattel Inc 5.45% 11/1/2041	50,000	44,952
		1,422,781
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	160,000	148,956
AutoNation Inc 5.89% 3/15/2035	90,000	91,969
AutoZone Inc 1.65% 1/15/2031	180,000	155,932
AutoZone Inc 3.75% 4/18/2029	210,000	206,603
AutoZone Inc 4.5% 2/1/2028	240,000	242,501
AutoZone Inc 5.1% 7/15/2029	50,000	51,493
AutoZone Inc 5.165% 6/15/2030	170,000	175,459
AutoZone Inc 5.4% 7/15/2034	50,000	51,378
Home Depot Inc/The 1.375% 3/15/2031	460,000	395,205
Home Depot Inc/The 2.375% 3/15/2051	250,000	140,558
Home Depot Inc/The 2.5% 4/15/2027	750,000	733,706
Home Depot Inc/The 2.75% 9/15/2051	160,000	97,074
Home Depot Inc/The 2.95% 6/15/2029	330,000	318,065
Home Depot Inc/The 3.3% 4/15/2040	100,000	80,305
Home Depot Inc/The 4.2% 4/1/2043	300,000	256,118
Home Depot Inc/The 4.25% 4/1/2046	510,000	428,342
Home Depot Inc/The 4.4% 3/15/2045	156,000	134,150
Home Depot Inc/The 4.5% 12/6/2048	100,000	85,631
Home Depot Inc/The 4.75% 6/25/2029	130,000	133,075
Home Depot Inc/The 4.95% 6/25/2034	600,000	610,285
Home Depot Inc/The 4.95% 9/15/2052	280,000	252,800
Home Depot Inc/The 5.3% 6/25/2054	200,000	190,252
Home Depot Inc/The 5.875% 12/16/2036	290,000	313,351
Home Depot Inc/The 5.95% 4/1/2041	120,000	126,875
Lowe's Cos Inc 2.8% 9/15/2041	370,000	259,348
Lowe's Cos Inc 3.375% 9/15/2025	210,000	209,909
Lowe's Cos Inc 3.65% 4/5/2029	620,000	608,593
Lowe's Cos Inc 3.7% 4/15/2046	380,000	282,081
Lowe's Cos Inc 4.05% 5/3/2047	132,000	102,477
Lowe's Cos Inc 4.25% 4/1/2052	140,000	108,469
Lowe's Cos Inc 4.45% 4/1/2062	270,000	207,194
Lowe's Cos Inc 4.8% 4/1/2026	300,000	300,648
Lowe's Cos Inc 5% 4/15/2033	260,000	264,531
Lowe's Cos Inc 5% 4/15/2040	330,000	314,628
Lowe's Cos Inc 5.15% 7/1/2033	320,000	327,708
Lowe's Cos Inc 5.625% 4/15/2053	230,000	219,585
Lowe's Cos Inc 5.8% 9/15/2062	50,000	48,108
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	234,743
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	150,621
O'Reilly Automotive Inc 5% 8/19/2034	100,000	100,047
TJX Cos Inc/The 1.6% 5/15/2031	250,000	218,483
		9,377,256
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	230,000	225,788
NIKE Inc 3.375% 3/27/2050	260,000	182,328
NIKE Inc 3.875% 11/1/2045	110,000	87,344
Tapestry Inc 5.1% 3/11/2030	120,000	122,646
Tapestry Inc 5.5% 3/11/2035	120,000	121,300
VF Corp 2.8% 4/23/2027	150,000	144,811
		884,217
TOTAL CONSUMER DISCRETIONARY		40,009,347

Consumer Staples - 1.3%
Beverages - 0.3%
Coca-Cola Co/The 1% 3/15/2028	230,000	214,831
Coca-Cola Co/The 1.45% 6/1/2027	120,000	115,292
Coca-Cola Co/The 1.65% 6/1/2030	960,000	861,633
Coca-Cola Co/The 2.125% 9/6/2029	140,000	130,759
Coca-Cola Co/The 2.25% 1/5/2032	120,000	106,796
Coca-Cola Co/The 2.5% 3/15/2051	100,000	59,203
Coca-Cola Co/The 2.5% 6/1/2040	260,000	190,313
Coca-Cola Co/The 2.6% 6/1/2050	230,000	140,502
Coca-Cola Co/The 2.75% 6/1/2060	120,000	70,362
Coca-Cola Co/The 2.875% 5/5/2041	210,000	158,360
Coca-Cola Co/The 3.45% 3/25/2030	160,000	155,951
Coca-Cola Co/The 5% 5/13/2034	520,000	537,180
Coca-Cola Co/The 5.2% 1/14/2055	430,000	406,687
Constellation Brands Inc 2.875% 5/1/2030	560,000	523,803
Constellation Brands Inc 3.15% 8/1/2029	300,000	287,826
Constellation Brands Inc 3.6% 2/15/2028	272,000	268,418
Constellation Brands Inc 4.5% 5/9/2047	100,000	82,454
Constellation Brands Inc 4.9% 5/1/2033	80,000	79,797
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	237,898
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	303,775
Keurig Dr Pepper Inc 4.6% 5/15/2030	290,000	290,034
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	105,298
Molson Coors Beverage Co 3% 7/15/2026	254,000	251,063
Molson Coors Beverage Co 4.2% 7/15/2046	160,000	126,660
Molson Coors Beverage Co 5% 5/1/2042	200,000	182,275
PepsiCo Inc 1.4% 2/25/2031	680,000	588,837
PepsiCo Inc 1.625% 5/1/2030	309,000	277,069
PepsiCo Inc 2.625% 10/21/2041	100,000	70,858
PepsiCo Inc 2.75% 10/21/2051	180,000	111,094
PepsiCo Inc 2.85% 2/24/2026	250,000	248,376
PepsiCo Inc 2.875% 10/15/2049	80,000	51,755
PepsiCo Inc 3% 10/15/2027	100,000	98,289
PepsiCo Inc 3.625% 3/19/2050	100,000	74,214
PepsiCo Inc 3.875% 3/19/2060	210,000	156,681
PepsiCo Inc 4.3% 7/23/2030	400,000	402,495
PepsiCo Inc 4.45% 4/14/2046	140,000	122,659
PepsiCo Inc 5% 2/7/2035	500,000	508,905
PepsiCo Inc 5% 7/23/2035	410,000	413,799
PepsiCo Inc 7% 3/1/2029	100,000	109,859
		9,122,060
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	143,578
Costco Wholesale Corp 1.6% 4/20/2030	240,000	215,916
Costco Wholesale Corp 3% 5/18/2027	210,000	207,237
Dollar General Corp 3.5% 4/3/2030	210,000	201,874
Dollar General Corp 4.125% 5/1/2028	450,000	447,789
Dollar General Corp 5% 11/1/2032	100,000	100,834
Dollar General Corp 5.2% 7/5/2028	100,000	102,516
Dollar General Corp 5.45% 7/5/2033	120,000	123,927
Dollar Tree Inc 4.2% 5/15/2028	160,000	159,602
Kroger Co/The 1.7% 1/15/2031	240,000	209,180
Kroger Co/The 2.2% 5/1/2030	260,000	237,866
Kroger Co/The 3.5% 2/1/2026	130,000	129,474
Kroger Co/The 3.7% 8/1/2027	120,000	119,139
Kroger Co/The 3.95% 1/15/2050	100,000	74,770
Kroger Co/The 4.45% 2/1/2047	130,000	107,600
Kroger Co/The 4.65% 1/15/2048	50,000	42,053
Kroger Co/The 5% 9/15/2034	130,000	129,569
Kroger Co/The 5.4% 1/15/2049	70,000	65,367
Kroger Co/The 5.5% 9/15/2054	370,000	346,448
Kroger Co/The 5.65% 9/15/2064	130,000	121,960
Kroger Co/The 7.5% 4/1/2031	110,000	126,315
Sysco Corp 2.4% 2/15/2030	150,000	138,594
Sysco Corp 2.45% 12/14/2031	240,000	213,245
Sysco Corp 3.3% 2/15/2050	260,000	174,329
Sysco Corp 4.85% 10/1/2045	60,000	53,186
Sysco Corp 6.6% 4/1/2050	140,000	150,891
Target Corp 1.95% 1/15/2027	280,000	272,707
Target Corp 2.5% 4/15/2026	100,000	99,078
Target Corp 3.375% 4/15/2029	310,000	303,551
Target Corp 3.9% 11/15/2047	270,000	209,214
Target Corp 4.8% 1/15/2053	200,000	176,215
Target Corp 5.25% 2/15/2036	300,000	305,495
Walmart Inc 1.8% 9/22/2031	240,000	211,752
Walmart Inc 2.5% 9/22/2041	390,000	274,858
Walmart Inc 2.65% 9/22/2051	100,000	61,513
Walmart Inc 3.05% 7/8/2026	400,000	396,637
Walmart Inc 3.25% 7/8/2029	220,000	215,250
Walmart Inc 3.7% 6/26/2028	140,000	139,823
Walmart Inc 3.9% 4/15/2028	100,000	100,332
Walmart Inc 4.1% 4/15/2033	300,000	294,727
Walmart Inc 4.5% 4/15/2053	110,000	95,606
Walmart Inc 5.25% 9/1/2035	645,000	674,657
Walmart Inc 5.625% 4/15/2041	169,000	175,734
		8,150,408
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	317,465
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	151,102
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	75,788
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	98,712
Bunge Ltd Finance Corp 2.75% 5/14/2031	110,000	100,497
Bunge Ltd Finance Corp 4.2% 9/17/2029	100,000	99,524
Bunge Ltd Finance Corp 4.65% 9/17/2034	100,000	97,389
Conagra Brands Inc 4.85% 11/1/2028	510,000	515,499
Conagra Brands Inc 5% 8/1/2030	400,000	403,368
Conagra Brands Inc 5.3% 11/1/2038	121,000	114,207
General Mills Inc 3% 2/1/2051	110,000	69,269
General Mills Inc 4.2% 4/17/2028	200,000	200,159
General Mills Inc 4.875% 1/30/2030	520,000	531,680
General Mills Inc 4.95% 3/29/2033	350,000	352,373
Hershey Co/The 1.7% 6/1/2030	340,000	304,468
Hershey Co/The 2.65% 6/1/2050	55,000	32,950
Hormel Foods Corp 1.8% 6/11/2030	200,000	179,127
Ingredion Inc 3.2% 10/1/2026	270,000	267,035
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (c)	300,000	300,990
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (c)	120,000	118,254
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)	60,000	60,300
JM Smucker Co 4.25% 3/15/2035	200,000	186,006
JM Smucker Co 6.2% 11/15/2033	100,000	107,518
JM Smucker Co 6.5% 11/15/2043	270,000	286,566
Kellanova 2.1% 6/1/2030	160,000	145,105
Kellanova 3.25% 4/1/2026	290,000	288,224
Kellanova 7.45% 4/1/2031	110,000	126,143
Kraft Heinz Foods Co 3.75% 4/1/2030	800,000	775,714
Kraft Heinz Foods Co 4.375% 6/1/2046	50,000	39,816
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	88,807
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	158,634
Kraft Heinz Foods Co 5% 6/4/2042	100,000	89,447
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	533,784
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	227,180
Mondelez International Inc 1.875% 10/15/2032	370,000	312,827
Mondelez International Inc 2.75% 4/13/2030	190,000	177,887
Mondelez International Inc 4.25% 5/6/2028	760,000	762,462
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	134,799
Pilgrim's Pride Corp 6.25% 7/1/2033	180,000	189,701
The Campbell's Company 2.375% 4/24/2030	100,000	91,325
The Campbell's Company 4.15% 3/15/2028	410,000	409,998
The Campbell's Company 4.8% 3/15/2048	100,000	86,016
The Campbell's Company 5.4% 3/21/2034	160,000	162,423
Tyson Foods Inc 4% 3/1/2026	160,000	159,623
Tyson Foods Inc 4.35% 3/1/2029	450,000	450,165
Tyson Foods Inc 4.55% 6/2/2047	100,000	83,486
Tyson Foods Inc 4.875% 8/15/2034	80,000	78,620
Tyson Foods Inc 5.1% 9/28/2048	100,000	89,713
		10,632,145
Household Products - 0.1%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	116,969
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	405,038
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	121,440
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	108,686
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	174,008
Kimberly-Clark Corp 2.875% 2/7/2050	130,000	83,566
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	253,268
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	71,327
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	161,963
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	619,697
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	179,674
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	137,613
Procter & Gamble Co/The 3% 3/25/2030	100,000	96,017
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	120,607
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	282,403
		2,932,276
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	291,008
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	204,132
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	83,257
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	256,466
Estee Lauder Cos Inc/The 5% 2/14/2034	260,000	262,435
Kenvue Inc 4.9% 3/22/2033	260,000	264,099
Kenvue Inc 5.05% 3/22/2028	140,000	143,541
Kenvue Inc 5.05% 3/22/2053	200,000	182,706
Kenvue Inc 5.2% 3/22/2063	160,000	145,712
Kenvue Inc 5.35% 3/22/2026	140,000	140,651
		1,974,007
Tobacco - 0.3%
Altria Group Inc 2.45% 2/4/2032	520,000	452,689
Altria Group Inc 3.4% 2/4/2041	180,000	135,024
Altria Group Inc 3.4% 5/6/2030	100,000	95,875
Altria Group Inc 3.875% 9/16/2046	374,000	278,443
Altria Group Inc 4.5% 8/6/2030	500,000	500,123
Altria Group Inc 4.8% 2/14/2029	30,000	30,476
Altria Group Inc 5.8% 2/14/2039	330,000	336,802
Altria Group Inc 5.95% 2/14/2049	240,000	238,579
Altria Group Inc 6.875% 11/1/2033	370,000	413,688
Philip Morris International Inc 3.125% 8/17/2027	2,350,000	2,308,926
Philip Morris International Inc 4.125% 3/4/2043	330,000	276,565
Philip Morris International Inc 4.125% 4/28/2028	860,000	861,920
Philip Morris International Inc 4.25% 11/10/2044	110,000	92,837
Philip Morris International Inc 4.625% 11/1/2029	140,000	142,206
Philip Morris International Inc 4.875% 11/15/2043	224,000	204,236
Philip Morris International Inc 4.875% 2/15/2028	170,000	173,143
Philip Morris International Inc 4.9% 11/1/2034	140,000	139,392
Philip Morris International Inc 5.125% 11/17/2027	170,000	173,605
Philip Morris International Inc 5.125% 2/15/2030	520,000	538,135
Philip Morris International Inc 5.375% 2/15/2033	480,000	496,891
Philip Morris International Inc 5.75% 11/17/2032	120,000	127,042
		8,016,597
TOTAL CONSUMER STAPLES		40,827,493

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/7/2029	230,000	221,159
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	390,000	303,554
Halliburton Co 4.75% 8/1/2043	50,000	43,317
Halliburton Co 5% 11/15/2045	460,000	405,507
Halliburton Co 6.7% 9/15/2038	100,000	109,554
Halliburton Co 7.45% 9/15/2039	120,000	140,401
NOV Inc 3.6% 12/1/2029	280,000	270,676
NOV Inc 3.95% 12/1/2042	50,000	37,849
		1,532,017
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042 (c)	107,000	84,072
APA Corp 6.75% 2/15/2055 (c)	80,000	75,856
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	140,278
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	123,089
Burlington Resources LLC 5.95% 10/15/2036	110,000	117,298
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	132,566
Cheniere Energy Inc 5.65% 4/15/2034	190,000	193,957
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	144,842
Cheniere Energy Partners LP 4% 3/1/2031	280,000	269,829
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	184,876
Chevron Corp 1.995% 5/11/2027	70,000	67,933
Chevron Corp 2.236% 5/11/2030	70,000	64,553
Chevron Corp 2.954% 5/16/2026	231,000	229,124
Chevron Corp 2.978% 5/11/2040	70,000	54,551
Chevron Corp 3.078% 5/11/2050	70,000	46,646
Chevron USA Inc 4.3% 10/15/2030	1,270,000	1,277,045
Chevron USA Inc 4.95% 8/15/2047	100,000	90,432
Chevron USA Inc 5.05% 11/15/2044	70,000	68,897
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	48,979
ConocoPhillips 6.5% 2/1/2039	120,000	133,989
ConocoPhillips Co 3.8% 3/15/2052	100,000	72,286
ConocoPhillips Co 4.025% 3/15/2062	230,000	164,758
ConocoPhillips Co 4.7% 1/15/2030	240,000	244,558
ConocoPhillips Co 5% 1/15/2035	290,000	289,985
ConocoPhillips Co 5.05% 9/15/2033	50,000	51,071
ConocoPhillips Co 5.3% 5/15/2053	130,000	119,142
ConocoPhillips Co 5.5% 1/15/2055	140,000	131,918
ConocoPhillips Co 5.55% 3/15/2054	50,000	47,440
ConocoPhillips Co 5.65% 1/15/2065	210,000	198,282
ConocoPhillips Co 5.7% 9/15/2063	230,000	218,833
Continental Resources Inc/OK 4.375% 1/15/2028	300,000	298,166
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	47,290
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	74,565
Devon Energy Corp 5% 6/15/2045	315,000	264,551
Devon Energy Corp 5.2% 9/15/2034	50,000	48,995
Devon Energy Corp 5.6% 7/15/2041	100,000	93,659
Devon Energy Corp 5.75% 9/15/2054	110,000	98,502
Diamondback Energy Inc 4.25% 3/15/2052	160,000	120,070
Diamondback Energy Inc 4.4% 3/24/2051	100,000	77,570
Diamondback Energy Inc 5.15% 1/30/2030	160,000	164,340
Diamondback Energy Inc 5.9% 4/18/2064	480,000	444,129
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	64,560
Enbridge Energy Partners LP 7.375% 10/15/2045	210,000	241,338
Energy Transfer LP 3.75% 5/15/2030	390,000	378,085
Energy Transfer LP 4.4% 3/15/2027	170,000	170,337
Energy Transfer LP 4.95% 6/15/2028	567,000	575,826
Energy Transfer LP 5% 5/15/2050	330,000	273,882
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,336,759
Energy Transfer LP 5.3% 4/15/2047	50,000	44,079
Energy Transfer LP 5.4% 10/1/2047	80,000	71,276
Energy Transfer LP 5.7% 4/1/2035	500,000	509,014
Energy Transfer LP 5.8% 6/15/2038	260,000	262,126
Energy Transfer LP 6% 6/15/2048	330,000	316,373
Energy Transfer LP 6.05% 9/1/2054	110,000	104,598
Energy Transfer LP 6.125% 12/15/2045	230,000	226,294
Energy Transfer LP 6.25% 4/15/2049	130,000	127,464
Energy Transfer LP 6.4% 12/1/2030	100,000	108,197
Energy Transfer LP 6.55% 12/1/2033	220,000	238,310
Energy Transfer LP 6.625% 10/15/2036	280,000	302,200
Energy Transfer LP 7.5% 7/1/2038	210,000	241,435
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	528,757
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	188,390
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	65,582
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	213,592
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	291,095
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	217,809
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	86,464
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	48,406
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	154,620
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	129,746
Enterprise Products Operating LLC 5.2% 1/15/2036	500,000	504,551
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	517,857
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	124,069
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	142,141
EOG Resources Inc 4.95% 4/15/2050	200,000	175,975
EOG Resources Inc 5% 7/15/2032	200,000	203,644
EOG Resources Inc 5.35% 1/15/2036	200,000	202,984
EOG Resources Inc 5.65% 12/1/2054	80,000	77,335
EQT Corp 5.7% 4/1/2028	154,000	159,164
EQT Corp 5.75% 2/1/2034	110,000	113,880
Expand Energy Corp 5.375% 3/15/2030	240,000	242,421
Exxon Mobil Corp 2.995% 8/16/2039	450,000	352,987
Exxon Mobil Corp 3.452% 4/15/2051	760,000	535,867
Exxon Mobil Corp 4.114% 3/1/2046	200,000	164,595
Exxon Mobil Corp 4.327% 3/19/2050	100,000	82,799
Hess Corp 5.6% 2/15/2041	190,000	192,736
Hess Corp 5.8% 4/1/2047	100,000	101,070
Hess Corp 7.125% 3/15/2033	170,000	195,679
HF Sinclair Corp 5.5% 9/1/2032	220,000	220,745
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	106,713
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	200,000	222,599
Kinder Morgan Energy Partners LP 7.3% 8/15/2033	530,000	598,038
Kinder Morgan Inc 3.6% 2/15/2051	270,000	183,541
Kinder Morgan Inc 4.8% 2/1/2033	600,000	593,146
Kinder Morgan Inc 5.05% 2/15/2046	50,000	43,871
Kinder Morgan Inc 5.2% 3/1/2048	264,000	234,569
Kinder Morgan Inc 5.45% 8/1/2052	210,000	190,540
Kinder Morgan Inc 5.55% 6/1/2045	300,000	282,018
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	217,545
Marathon Petroleum Corp 5.15% 3/1/2030	130,000	133,693
Marathon Petroleum Corp 5.7% 3/1/2035	130,000	132,760
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	52,565
MPLX LP 2.65% 8/15/2030	150,000	137,138
MPLX LP 4.125% 3/1/2027	60,000	59,877
MPLX LP 4.5% 4/15/2038	570,000	508,274
MPLX LP 4.7% 4/15/2048	226,000	183,270
MPLX LP 4.8% 2/15/2031	150,000	150,113
MPLX LP 4.95% 9/1/2032	130,000	129,223
MPLX LP 5% 3/1/2033	500,000	495,240
MPLX LP 5.2% 12/1/2047	200,000	173,071
MPLX LP 5.4% 9/15/2035	170,000	167,827
MPLX LP 5.5% 2/15/2049	100,000	90,012
MPLX LP 5.65% 3/1/2053	100,000	90,742
MPLX LP 6.2% 9/15/2055	150,000	145,770
Occidental Petroleum Corp 4.2% 3/15/2048	450,000	318,910
Occidental Petroleum Corp 5.55% 10/1/2034	320,000	318,430
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	140,059
Occidental Petroleum Corp 6.125% 1/1/2031	60,000	62,714
Occidental Petroleum Corp 6.375% 9/1/2028	980,000	1,022,599
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	82,755
Occidental Petroleum Corp 7.5% 5/1/2031	100,000	111,647
ONEOK Inc 3.25% 6/1/2030	150,000	141,678
ONEOK Inc 3.95% 3/1/2050	35,000	24,834
ONEOK Inc 4% 7/13/2027	80,000	79,705
ONEOK Inc 4.25% 9/24/2027	90,000	90,081
ONEOK Inc 4.4% 10/15/2029	60,000	59,915
ONEOK Inc 4.45% 9/1/2049	150,000	117,029
ONEOK Inc 4.75% 10/15/2031	240,000	239,997
ONEOK Inc 4.85% 2/1/2049	130,000	105,935
ONEOK Inc 5% 3/1/2026	147,000	147,102
ONEOK Inc 5.05% 11/1/2034	660,000	643,500
ONEOK Inc 5.2% 7/15/2048	22,000	19,175
ONEOK Inc 5.65% 11/1/2028	60,000	62,326
ONEOK Inc 5.65% 9/1/2034	100,000	101,701
ONEOK Inc 5.7% 11/1/2054	180,000	164,112
ONEOK Inc 5.85% 11/1/2064	230,000	209,385
ONEOK Inc 6.1% 11/15/2032	340,000	360,832
ONEOK Inc 6.625% 9/1/2053	130,000	133,484
ONEOK Inc 7.15% 1/15/2051	150,000	160,797
ONEOK Partners LP 6.65% 10/1/2036	350,000	379,130
Ovintiv Inc 5.65% 5/15/2028	250,000	257,310
Ovintiv Inc 6.5% 2/1/2038	220,000	226,339
Ovintiv Inc 6.625% 8/15/2037	100,000	103,783
Phillips 66 3.3% 3/15/2052	440,000	281,963
Phillips 66 3.9% 3/15/2028	380,000	377,642
Phillips 66 4.65% 11/15/2034	220,000	212,216
Phillips 66 Co 4.68% 2/15/2045	100,000	84,022
Phillips 66 Co 4.95% 3/15/2035	110,000	107,790
Phillips 66 Co 5.25% 6/15/2031	100,000	103,581
Phillips 66 Co 5.5% 3/15/2055	100,000	91,208
Phillips 66 Co 5.65% 6/15/2054	130,000	120,735
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	187,760
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	733,272
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	74,403
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	421,214
Shell Finance US Inc 2.375% 11/7/2029	320,000	299,646
Shell Finance US Inc 3.25% 4/6/2050	240,000	164,041
Shell Finance US Inc 3.75% 9/12/2046	106,000	81,621
Shell Finance US Inc 4% 5/10/2046	100,000	79,735
Shell Finance US Inc 4.125% 5/11/2035	170,000	161,479
Shell Finance US Inc 4.375% 5/11/2045	160,000	136,240
Shell Finance US Inc 4.55% 8/12/2043	430,000	379,415
Shell International Finance BV 2.5% 9/12/2026	270,000	265,903
Shell International Finance BV 2.875% 11/26/2041	440,000	316,197
Shell International Finance BV 3% 11/26/2051	100,000	64,098
Shell International Finance BV 3.125% 11/7/2049	100,000	66,637
Shell International Finance BV 5.5% 3/25/2040	190,000	193,711
Targa Resources Corp 4.2% 2/1/2033	130,000	122,532
Targa Resources Corp 4.9% 9/15/2030	100,000	101,530
Targa Resources Corp 6.125% 3/15/2033	250,000	264,373
Targa Resources Corp 6.125% 5/15/2055	110,000	106,914
Targa Resources Corp 6.5% 2/15/2053	190,000	194,169
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	432,446
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 1/15/2029	620,000	632,074
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	678,380
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,051,101
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	75,276
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	159,849
Valero Energy Corp 3.4% 9/15/2026	110,000	109,001
Valero Energy Corp 3.65% 12/1/2051	210,000	141,676
Valero Energy Corp 4.35% 6/1/2028	70,000	70,267
Valero Energy Corp 6.625% 6/15/2037	200,000	218,112
Valero Energy Partners LP 4.5% 3/15/2028	270,000	271,994
Western Gas Partners LP 4.05% 2/1/2030 (e)	230,000	223,631
Western Gas Partners LP 5.3% 3/1/2048	150,000	126,382
Western Gas Partners LP 6.15% 4/1/2033	110,000	114,928
Williams Cos Inc/The 2.6% 3/15/2031	160,000	144,761
Williams Cos Inc/The 3.5% 10/15/2051	350,000	236,614
Williams Cos Inc/The 3.75% 6/15/2027	460,000	456,351
Williams Cos Inc/The 4.85% 3/1/2048	50,000	43,005
Williams Cos Inc/The 4.9% 1/15/2045	100,000	87,694
Williams Cos Inc/The 5.1% 9/15/2045	100,000	90,214
Williams Cos Inc/The 5.15% 3/15/2034	130,000	130,326
Williams Cos Inc/The 5.4% 3/2/2026	160,000	160,747
Williams Cos Inc/The 5.65% 3/15/2033	230,000	239,401
Williams Cos Inc/The 5.8% 11/15/2043	100,000	99,186
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	232,214
		41,873,131
TOTAL ENERGY		43,405,148

Financials - 6.4%
Banks - 2.9%
Bank of America Corp 1.658% 3/11/2027 (b)	340,000	335,172
Bank of America Corp 1.734% 7/22/2027 (b)	510,000	498,367
Bank of America Corp 2.087% 6/14/2029 (b)	1,210,000	1,143,276
Bank of America Corp 2.299% 7/21/2032 (b)	110,000	97,074
Bank of America Corp 2.482% 9/21/2036 (b)	320,000	276,836
Bank of America Corp 2.572% 10/20/2032 (b)	1,690,000	1,508,187
Bank of America Corp 2.651% 3/11/2032 (b)	340,000	309,037
Bank of America Corp 2.676% 6/19/2041 (b)	1,480,000	1,066,701
Bank of America Corp 2.687% 4/22/2032 (b)	2,030,000	1,841,589
Bank of America Corp 2.831% 10/24/2051 (b)	140,000	87,066
Bank of America Corp 2.972% 2/4/2033 (b)	250,000	225,785
Bank of America Corp 2.972% 7/21/2052 (b)	220,000	141,191
Bank of America Corp 3.194% 7/23/2030 (b)	270,000	259,310
Bank of America Corp 3.311% 4/22/2042 (b)	100,000	77,077
Bank of America Corp 3.419% 12/20/2028 (b)	735,000	722,276
Bank of America Corp 3.946% 1/23/2049 (b)	360,000	282,939
Bank of America Corp 3.97% 3/5/2029 (b)	780,000	775,326
Bank of America Corp 3.974% 2/7/2030 (b)	825,000	818,138
Bank of America Corp 4.078% 4/23/2040 (b)	100,000	87,501
Bank of America Corp 4.083% 3/20/2051 (b)	100,000	78,643
Bank of America Corp 4.244% 4/24/2038 (b)	480,000	440,449
Bank of America Corp 4.271% 7/23/2029 (b)	360,000	360,893
Bank of America Corp 4.33% 3/15/2050 (b)	200,000	164,870
Bank of America Corp 4.376% 4/27/2028 (b)	1,000,000	1,002,189
Bank of America Corp 4.623% 5/9/2029 (b)	1,750,000	1,769,741
Bank of America Corp 5% 1/21/2044	235,000	222,839
Bank of America Corp 5.08% 1/20/2027 (b)	1,000,000	1,002,361
Bank of America Corp 5.202% 4/25/2029 (b)	200,000	205,073
Bank of America Corp 5.425% 8/15/2035 (b)	600,000	603,932
Bank of America Corp 5.511% 1/24/2036 (b)	700,000	721,135
Bank of America Corp 5.518% 10/25/2035 (b)	240,000	242,139
Bank of America Corp 5.744% 2/12/2036 (b)	140,000	143,435
Bank of America Corp 5.872% 9/15/2034 (b)	560,000	594,141
Bank of America Corp 6.11% 1/29/2037	508,000	539,624
Bank of America Corp 6.204% 11/10/2028 (b)	400,000	416,869
Bank of America Corp 6.22% 9/15/2026	480,000	489,455
Bank of America Corp 7.75% 5/14/2038	120,000	144,323
Citibank NA 4.838% 8/6/2029	510,000	522,763
Citibank NA 4.914% 5/29/2030	1,250,000	1,282,747
Citibank NA 5.803% 9/29/2028	2,000,000	2,096,260
Citigroup Inc 1.122% 1/28/2027 (b)	600,000	591,939
Citigroup Inc 1.462% 6/9/2027 (b)	300,000	293,371
Citigroup Inc 2.561% 5/1/2032 (b)	600,000	538,790
Citigroup Inc 2.572% 6/3/2031 (b)	380,000	348,844
Citigroup Inc 3.07% 2/24/2028 (b)	610,000	599,173
Citigroup Inc 3.2% 10/21/2026	80,000	79,098
Citigroup Inc 3.52% 10/27/2028 (b)	2,060,000	2,028,866
Citigroup Inc 3.785% 3/17/2033 (b)	100,000	93,958
Citigroup Inc 3.878% 1/24/2039 (b)	470,000	406,914
Citigroup Inc 3.887% 1/10/2028 (b)	140,000	139,153
Citigroup Inc 3.98% 3/20/2030 (b)	150,000	148,124
Citigroup Inc 4.075% 4/23/2029 (b)	770,000	767,262
Citigroup Inc 4.125% 7/25/2028	440,000	439,464
Citigroup Inc 4.45% 9/29/2027	1,185,000	1,188,232
Citigroup Inc 4.6% 3/9/2026	1,590,000	1,591,378
Citigroup Inc 4.65% 7/23/2048	195,000	169,055
Citigroup Inc 4.65% 7/30/2045	267,000	233,831
Citigroup Inc 4.75% 5/18/2046	518,000	451,227
Citigroup Inc 5.316% 3/26/2041 (b)	500,000	488,152
Citigroup Inc 5.333% 3/27/2036 (b)	1,000,000	1,010,546
Citigroup Inc 5.449% 6/11/2035 (b)	300,000	308,386
Citigroup Inc 5.61% 9/29/2026 (b)	500,000	500,357
Citigroup Inc 5.827% 2/13/2035 (b)	380,000	390,675
Citigroup Inc 5.875% 1/30/2042	100,000	103,795
Citigroup Inc 5.875% 2/22/2033	310,000	326,738
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	108,377
Citigroup Inc 6.625% 6/15/2032	200,000	220,499
Citigroup Inc 6.675% 9/13/2043	200,000	221,509
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	174,257
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	260,000	265,819
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	70,000	70,309
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	150,000	156,664
Comerica Inc 5.982% 1/30/2030 (b)	140,000	145,245
Fifth Third Bancorp 2.55% 5/5/2027	100,000	97,500
Fifth Third Bancorp 3.95% 3/14/2028	50,000	49,765
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	48,366
Fifth Third Bancorp 4.772% 7/28/2030 (b)	170,000	172,069
Fifth Third Bancorp 6.339% 7/27/2029 (b)	290,000	306,102
Fifth Third Bancorp 6.361% 10/27/2028 (b)	380,000	396,871
Fifth Third Bancorp 8.25% 3/1/2038	130,000	159,269
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	190,000	161,669
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	286,987
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	290,000	290,827
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	350,000	360,833
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	100,000	105,383
JPMorgan Chase & Co 1.045% 11/19/2026 (b)	1,200,000	1,191,206
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	360,000	349,559
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	300,000	294,853
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	300,000	263,751
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	340,000	321,619
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	340,000	242,085
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	1,080,000	962,922
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	300,000	271,271
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	570,000	536,865
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	187,848
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	360,000	336,078
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	630,000	571,487
JPMorgan Chase & Co 3.109% 4/22/2041 (b)	220,000	169,499
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	50,000	33,435
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	830,000	574,250
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	240,000	235,290
JPMorgan Chase & Co 3.897% 1/23/2049 (b)	350,000	275,353
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	550,000	550,656
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	630,000	634,953
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	1,230,000	1,224,787
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	880,000	889,602
JPMorgan Chase & Co 4.85% 2/1/2044	100,000	92,445
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	265,144
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	150,000	153,842
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	230,000	237,289
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,500,000	1,545,792
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	460,000	468,899
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	1,700,000	1,755,076
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	439,479
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	930,000	966,860
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	260,000	265,202
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	333,299
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	248,876
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	440,000	464,637
JPMorgan Chase & Co 8% 4/29/2027	1,060,000	1,126,429
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	734,346
KeyCorp 2.25% 4/6/2027	280,000	271,252
KeyCorp 5.121% 4/4/2031 (b)	310,000	317,112
KeyCorp 6.401% 3/6/2035 (b)	60,000	64,453
M&T Bank Corp 5.053% 1/27/2034 (b)	190,000	188,545
M&T Bank Corp 5.179% 7/8/2031 (b)	240,000	245,559
M&T Bank Corp 6.082% 3/13/2032 (b)	100,000	106,168
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (b)	620,000	624,846
Morgan Stanley Bank NA 4.754% 4/21/2026	1,710,000	1,713,719
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	400,000	405,619
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	388,739
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	495,141
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	694,827
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	220,000	216,491
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	500,000	505,583
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	100,000	102,049
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	160,000	161,881
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	270,000	279,009
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	450,000	457,296
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	180,000	185,812
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	80,000	82,989
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	200,000	208,510
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	200,000	212,565
Regions Financial Corp 5.502% 9/6/2035 (b)	200,000	203,030
Regions Financial Corp 7.375% 12/10/2037	100,000	113,571
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	110,257
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	150,000	155,887
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	105,174
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	430,000	484,222
Truist Financial Corp 1.125% 8/3/2027	430,000	406,864
Truist Financial Corp 1.267% 3/2/2027 (b)	950,000	935,643
Truist Financial Corp 4.916% 7/28/2033 (b)	250,000	246,325
Truist Financial Corp 5.153% 8/5/2032 (b)	160,000	164,674
Truist Financial Corp 5.711% 1/24/2035 (b)	270,000	281,255
Truist Financial Corp 5.867% 6/8/2034 (b)	300,000	315,351
Truist Financial Corp 6.123% 10/28/2033 (b)	370,000	395,524
US Bancorp 2.491% 11/3/2036 (b)	200,000	172,101
US Bancorp 2.677% 1/27/2033 (b)	190,000	167,693
US Bancorp 3.15% 4/27/2027	810,000	799,107
US Bancorp 3.9% 4/26/2028	550,000	549,327
US Bancorp 4.653% 2/1/2029 (b)	380,000	384,329
US Bancorp 4.839% 2/1/2034 (b)	490,000	487,064
US Bancorp 4.967% 7/22/2033 (b)	150,000	149,009
US Bancorp 5.046% 2/12/2031 (b)	250,000	256,479
US Bancorp 5.424% 2/12/2036 (b)	160,000	163,724
US Bancorp 5.775% 6/12/2029 (b)	100,000	104,198
US Bancorp 5.85% 10/21/2033 (b)	460,000	486,386
Wachovia Corp 5.5% 8/1/2035	350,000	357,215
Wells Fargo & Co 2.393% 6/2/2028 (b)	220,000	213,220
Wells Fargo & Co 3% 10/23/2026	710,000	700,700
Wells Fargo & Co 3.068% 4/30/2041 (b)	380,000	289,301
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	874,903
Wells Fargo & Co 4.15% 1/24/2029	3,440,000	3,437,727
Wells Fargo & Co 4.3% 7/22/2027	2,480,000	2,489,212
Wells Fargo & Co 4.4% 6/14/2046	120,000	98,668
Wells Fargo & Co 4.611% 4/25/2053 (b)	1,160,000	983,227
Wells Fargo & Co 4.75% 12/7/2046	508,000	438,040
Wells Fargo & Co 4.897% 7/25/2033 (b)	300,000	301,770
Wells Fargo & Co 4.9% 11/17/2045	97,000	85,911
Wells Fargo & Co 5.013% 4/4/2051 (b)	280,000	253,061
Wells Fargo & Co 5.198% 1/23/2030 (b)	720,000	741,606
Wells Fargo & Co 5.375% 11/2/2043	100,000	95,367
Wells Fargo & Co 5.389% 4/24/2034 (b)	580,000	596,865
Wells Fargo & Co 5.557% 7/25/2034 (b)	590,000	612,598
Wells Fargo & Co 5.574% 7/25/2029 (b)	400,000	414,680
Wells Fargo & Co 5.606% 1/15/2044	360,000	351,718
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,784,606
		90,533,115
Capital Markets - 1.5%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	142,554
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	71,913
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	136,238
Apollo Debt Solutions BDC 6.55% 3/15/2032 (c)	250,000	260,483
Ares Capital Corp 2.875% 6/15/2028	320,000	305,431
Ares Capital Corp 3.2% 11/15/2031	150,000	133,615
Ares Capital Corp 3.875% 1/15/2026	200,000	199,412
Ares Capital Corp 5.8% 3/8/2032	130,000	132,179
Ares Capital Corp 5.95% 7/15/2029	190,000	196,470
Ares Capital Corp 7% 1/15/2027	90,000	92,736
Ares Management Corp 5.6% 10/11/2054	100,000	93,983
Ares Strategic Income Fund 5.6% 2/15/2030	230,000	232,850
Ares Strategic Income Fund 6.2% 3/21/2032	150,000	154,303
Bank of New York Mellon 4.729% 4/20/2029 (b)	380,000	386,268
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	149,017
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	228,964
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	560,000	566,680
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (b)	100,000	101,763
Bank of New York Mellon Corp/The 4.706% 2/1/2034 (b)	110,000	109,618
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	154,161
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	260,000	264,935
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)	270,000	276,876
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	500,000	532,754
BlackRock Funding Inc 4.6% 7/26/2027	90,000	91,129
BlackRock Funding Inc 5% 3/14/2034	100,000	102,720
BlackRock Funding Inc 5.25% 3/14/2054	60,000	56,998
BlackRock Funding Inc 5.35% 1/8/2055	120,000	115,752
Blackrock Inc 2.1% 2/25/2032	650,000	566,731
Blackrock Inc 2.4% 4/30/2030	550,000	511,141
Blackrock Inc 3.2% 3/15/2027	220,000	217,797
Blackrock Inc 3.25% 4/30/2029	180,000	176,203
Blackrock Inc 4.75% 5/25/2033	80,000	81,218
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	137,070
Blackstone Private Credit Fund 5.25% 4/1/2030	150,000	150,460
Blackstone Private Credit Fund 5.95% 7/16/2029	110,000	113,506
Blackstone Private Credit Fund 6% 1/29/2032	160,000	164,264
Blackstone Private Credit Fund 6% 11/22/2034	90,000	90,643
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	52,175
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	53,443
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	213,051
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	254,867
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	101,554
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	114,429
Charles Schwab Corp/The 0.9% 3/11/2026	460,000	451,978
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	171,049
Charles Schwab Corp/The 2% 3/20/2028	120,000	114,388
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	281,036
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	898,571
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	240,000	260,790
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	220,000	234,099
CME Group Inc 3.75% 6/15/2028	140,000	139,491
CME Group Inc 4.15% 6/15/2048	100,000	83,197
CME Group Inc 5.3% 9/15/2043	150,000	150,129
Franklin Resources Inc 1.6% 10/30/2030	220,000	193,117
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,000,000	990,910
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	600,000	584,224
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,370,000	1,213,541
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	460,000	415,152
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (b)	470,000	337,681
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	140,000	127,306
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	955,536
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	630,000	554,142
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	1,650,000	1,651,164
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	820,000	823,618
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	217,617
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	107,970
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	500,000	511,886
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	301,997
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	618,249
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	1,200,000	1,237,382
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	500,000	494,242
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (b)	200,000	199,357
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	236,132
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (b)	110,000	122,026
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	546,859
Golub Capital BDC Inc 6% 7/15/2029	120,000	122,780
HPS Corporate Lending Fund 5.45% 1/14/2028	220,000	221,938
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	103,364
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	62,596
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	134,124
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	196,575
Intercontinental Exchange Inc 3% 9/15/2060	180,000	107,373
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	524,532
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	99,012
Intercontinental Exchange Inc 4% 9/15/2027	1,160,000	1,157,504
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	98,600
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	99,984
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	293,166
Invesco Finance PLC 3.75% 1/15/2026	240,000	239,401
Invesco Finance PLC 5.375% 11/30/2043	50,000	47,720
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	206,828
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	500,398
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,794
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	333,611
Jefferies Financial Group Inc 6.2% 4/14/2034	70,000	73,856
Lazard Group LLC 4.375% 3/11/2029	110,000	109,859
Lazard Group LLC 4.5% 9/19/2028	100,000	100,441
Legg Mason Inc 5.625% 1/15/2044	60,000	59,016
LPL Holdings Inc 4.9% 4/3/2028	230,000	232,927
LPL Holdings Inc 5.15% 6/15/2030	210,000	214,423
LPL Holdings Inc 5.65% 3/15/2035	30,000	30,322
LPL Holdings Inc 6% 5/20/2034	100,000	103,325
LPL Holdings Inc 6.75% 11/17/2028	80,000	85,636
Moody's Corp 2% 8/19/2031	140,000	122,989
Moody's Corp 2.55% 8/18/2060	100,000	50,747
Moody's Corp 4.875% 12/17/2048	120,000	106,382
Moody's Corp 5% 8/5/2034	200,000	202,574
Morgan Stanley 1.512% 7/20/2027 (b)	470,000	458,374
Morgan Stanley 1.593% 5/4/2027 (b)	1,100,000	1,079,506
Morgan Stanley 1.794% 2/13/2032 (b)	390,000	338,277
Morgan Stanley 2.239% 7/21/2032 (b)	470,000	412,923
Morgan Stanley 2.484% 9/16/2036 (b)	520,000	450,874
Morgan Stanley 3.625% 1/20/2027	160,000	159,147
Morgan Stanley 3.772% 1/24/2029 (b)	180,000	178,202
Morgan Stanley 3.971% 7/22/2038 (b)	440,000	388,210
Morgan Stanley 4.21% 4/20/2028 (b)	575,000	575,102
Morgan Stanley 4.3% 1/27/2045	120,000	102,582
Morgan Stanley 4.375% 1/22/2047	324,000	276,033
Morgan Stanley 4.457% 4/22/2039 (b)	250,000	232,899
Morgan Stanley 5.042% 7/19/2030 (b)	110,000	112,685
Morgan Stanley 5.123% 2/1/2029 (b)	500,000	510,672
Morgan Stanley 5.164% 4/20/2029 (b)	850,000	869,009
Morgan Stanley 5.192% 4/17/2031 (b)	230,000	237,078
Morgan Stanley 5.25% 4/21/2034 (b)	1,480,000	1,510,954
Morgan Stanley 5.297% 4/20/2037 (b)	330,000	332,022
Morgan Stanley 5.32% 7/19/2035 (b)	570,000	580,861
Morgan Stanley 5.424% 7/21/2034 (b)	480,000	495,568
Morgan Stanley 5.449% 7/20/2029 (b)	2,150,000	2,218,610
Morgan Stanley 5.587% 1/18/2036 (b)	1,000,000	1,033,910
Morgan Stanley 5.597% 3/24/2051 (b)	190,000	187,607
Morgan Stanley 5.664% 4/17/2036 (b)	230,000	239,402
Morgan Stanley 5.942% 2/7/2039 (b)	200,000	207,788
Morgan Stanley 6.375% 7/24/2042	528,000	580,949
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	90,000	92,907
MSCI Inc 5.25% 9/1/2035	150,000	148,799
Nasdaq Inc 1.65% 1/15/2031	290,000	253,764
Nasdaq Inc 2.5% 12/21/2040	100,000	69,612
Nasdaq Inc 3.95% 3/7/2052	85,000	63,616
Nasdaq Inc 5.35% 6/28/2028	100,000	103,178
Nasdaq Inc 5.95% 8/15/2053	168,000	171,207
Nasdaq Inc 6.1% 6/28/2063	40,000	41,019
Northern Trust Corp 1.95% 5/1/2030	150,000	136,423
Northern Trust Corp 6.125% 11/2/2032	100,000	108,895
Raymond James Financial Inc 4.95% 7/15/2046	200,000	180,574
S&P Global Inc 1.25% 8/15/2030	120,000	104,385
S&P Global Inc 2.3% 8/15/2060	110,000	55,002
S&P Global Inc 2.45% 3/1/2027	300,000	292,991
S&P Global Inc 2.7% 3/1/2029	270,000	258,377
S&P Global Inc 2.9% 3/1/2032	180,000	164,432
S&P Global Inc 2.95% 1/22/2027	220,000	216,541
S&P Global Inc 3.9% 3/1/2062	250,000	184,988
S&P Global Inc 4.25% 5/1/2029	110,000	110,727
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	82,561
State Street Corp 1.684% 11/18/2027 (b)	515,000	499,394
State Street Corp 3.031% 11/1/2034 (b)	170,000	159,503
State Street Corp 4.164% 8/4/2033 (b)	110,000	106,656
State Street Corp 4.729% 2/28/2030	220,000	224,946
State Street Corp 4.821% 1/26/2034 (b)	100,000	100,390
State Street Corp 4.834% 4/24/2030	260,000	267,036
State Street Corp 5.146% 2/28/2036 (b)	270,000	273,418
State Street Corp 5.272% 8/3/2026	440,000	443,934
State Street Corp 5.684% 11/21/2029 (b)	200,000	209,890
		48,560,396
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028	100,000	93,367
Ally Financial Inc 4.75% 6/9/2027	550,000	552,633
Ally Financial Inc 6.184% 7/26/2035 (b)	200,000	205,609
Ally Financial Inc 6.848% 1/3/2030 (b)	240,000	254,644
Ally Financial Inc 6.992% 6/13/2029 (b)	50,000	52,915
Ally Financial Inc 8% 11/1/2031	100,000	114,446
American Express Co 3.3% 5/3/2027	510,000	504,083
American Express Co 4.05% 12/3/2042	140,000	118,322
American Express Co 4.351% 7/20/2029 (b)	600,000	603,094
American Express Co 4.918% 7/20/2033 (b)	250,000	253,197
American Express Co 4.989% 5/26/2033 (b)	250,000	251,789
American Express Co 5.043% 5/1/2034 (b)	250,000	253,976
American Express Co 5.284% 7/26/2035 (b)	420,000	428,910
American Express Co 5.442% 1/30/2036 (b)	200,000	205,579
American Express Co 5.645% 4/23/2027 (b)	1,550,000	1,562,547
American Express Co 5.85% 11/5/2027	420,000	435,814
Capital One Financial Corp 1.878% 11/2/2027 (b)	360,000	349,783
Capital One Financial Corp 2.359% 7/29/2032 (b)	110,000	94,639
Capital One Financial Corp 3.75% 3/9/2027	280,000	278,294
Capital One Financial Corp 3.8% 1/31/2028	438,000	434,086
Capital One Financial Corp 4.2% 10/29/2025	100,000	99,845
Capital One Financial Corp 4.5% 1/30/2026	208,000	207,916
Capital One Financial Corp 5.247% 7/26/2030 (b)	470,000	483,343
Capital One Financial Corp 5.268% 5/10/2033 (b)	100,000	101,709
Capital One Financial Corp 5.468% 2/1/2029 (b)	450,000	461,927
Capital One Financial Corp 5.817% 2/1/2034 (b)	70,000	72,864
Capital One Financial Corp 6.051% 2/1/2035 (b)	200,000	210,718
Capital One Financial Corp 6.183% 1/30/2036 (b)	220,000	226,920
Capital One Financial Corp 6.312% 6/8/2029 (b)	270,000	283,385
Capital One Financial Corp 6.377% 6/8/2034 (b)	150,000	161,354
Capital One Financial Corp 6.7% 11/29/2032	170,000	187,113
Capital One Financial Corp 7.964% 11/2/2034 (b)	50,000	58,503
Ford Motor Credit Co LLC 5.85% 5/17/2027	1,120,000	1,131,188
Ford Motor Credit Co LLC 5.918% 3/20/2028	400,000	405,960
Ford Motor Credit Co LLC 6.125% 3/8/2034	200,000	196,629
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	322,640
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	768,492
Ford Motor Credit Co LLC 6.95% 3/6/2026	260,000	262,118
Ford Motor Credit Co LLC 6.95% 6/10/2026	910,000	921,878
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	219,560
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	552,454
John Deere Capital Corp 1.45% 1/15/2031	170,000	148,265
John Deere Capital Corp 2.35% 3/8/2027	200,000	195,390
John Deere Capital Corp 2.8% 7/18/2029	310,000	296,360
John Deere Capital Corp 2.8% 9/8/2027	290,000	283,969
John Deere Capital Corp 4.35% 9/15/2032	320,000	316,666
John Deere Capital Corp 4.375% 10/15/2030	350,000	352,771
John Deere Capital Corp 4.75% 6/8/2026	730,000	734,066
John Deere Capital Corp 4.95% 7/14/2028	450,000	462,348
John Deere Capital Corp 5.05% 6/12/2034	210,000	214,399
John Deere Capital Corp 5.15% 9/8/2033	170,000	176,279
Synchrony Financial 3.95% 12/1/2027	380,000	374,864
Synchrony Financial 5.15% 3/19/2029	109,000	110,334
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	445,509
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	157,108
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	182,658
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	801,768
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	344,189
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	70,518
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,173,793
Toyota Motor Credit Corp 5.55% 11/20/2030	190,000	201,222
		21,426,719
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	97,962
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	200,000	146,962
Apollo Global Management Inc 5.15% 8/12/2035	320,000	318,607
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	101,985
Blackstone Reg Finance Co LLC 5% 12/6/2034	100,000	99,839
Blue Owl Credit Income Corp 5.8% 3/15/2030	105,000	106,360
Blue Owl Credit Income Corp 6.6% 9/15/2029	240,000	249,566
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	198,499
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	136,302
BP Capital Markets America Inc 3% 2/24/2050	130,000	82,692
BP Capital Markets America Inc 3.001% 3/17/2052	280,000	175,336
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	627,292
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	598,919
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	70,269
BP Capital Markets America Inc 4.234% 11/6/2028	830,000	833,999
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	150,478
BP Capital Markets America Inc 4.893% 9/11/2033	110,000	110,635
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	181,622
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	124,408
Corebridge Financial Inc 3.65% 4/5/2027	290,000	287,333
Corebridge Financial Inc 3.9% 4/5/2032	210,000	198,595
Corebridge Financial Inc 4.4% 4/5/2052	290,000	231,581
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	131,589
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	514,455
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	301,206
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	56,740
Equitable Holdings Inc 4.35% 4/20/2028	380,000	381,459
Equitable Holdings Inc 5% 4/20/2048	120,000	107,329
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	183,159	159,870
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	242,088
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	177,486
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	95,810
Fiserv Inc 2.25% 6/1/2027	100,000	96,888
Fiserv Inc 3.5% 7/1/2029	520,000	504,930
Fiserv Inc 4.4% 7/1/2049	310,000	247,890
Fiserv Inc 4.55% 2/15/2031	250,000	249,955
Fiserv Inc 4.75% 3/15/2030	180,000	182,587
Fiserv Inc 5.375% 8/21/2028	300,000	309,462
Fiserv Inc 5.45% 3/15/2034	270,000	276,544
Fiserv Inc 5.45% 3/2/2028	150,000	154,296
Global Payments Inc 1.2% 3/1/2026	350,000	344,378
Global Payments Inc 2.9% 5/15/2030	310,000	286,127
Global Payments Inc 3.2% 8/15/2029	110,000	104,445
Global Payments Inc 4.45% 6/1/2028	170,000	170,409
Global Payments Inc 5.95% 8/15/2052	160,000	152,158
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (c)	110,000	111,728
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (c)	70,000	71,684
Golub Capital Private Credit Fund 5.875% 5/1/2030	130,000	131,869
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	200,000	202,031
Jackson Financial Inc 3.125% 11/23/2031	64,000	57,838
Jackson Financial Inc 5.17% 6/8/2027	110,000	111,417
Jackson Financial Inc 5.67% 6/8/2032	195,000	201,821
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	88,558
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	500,000	517,956
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	280,000	285,737
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	110,000	120,630
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	170,000	188,743
Mastercard Inc 2.95% 11/21/2026	615,000	607,828
Mastercard Inc 3.8% 11/21/2046	220,000	173,629
Mastercard Inc 3.85% 3/26/2050	410,000	317,551
Mastercard Inc 3.95% 2/26/2048	100,000	79,849
Mastercard Inc 4.85% 3/9/2033	160,000	163,582
Mastercard Inc 4.875% 3/9/2028	210,000	215,037
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	329,802
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	58,041
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	225,212
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	307,810
National Rural Utilities Cooperative Finance Corp 5.25% 4/20/2046 (b)	140,000	139,626
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	117,103
PayPal Holdings Inc 2.3% 6/1/2030	130,000	119,338
PayPal Holdings Inc 2.85% 10/1/2029	420,000	400,495
PayPal Holdings Inc 5.05% 6/1/2052	160,000	146,278
PayPal Holdings Inc 5.1% 4/1/2035	200,000	202,228
PayPal Holdings Inc 5.15% 6/1/2034	260,000	265,543
Rexford Industrial Realty LP 5% 6/15/2028	100,000	101,488
Sixth Street Lending Partners 5.75% 1/15/2030	170,000	172,590
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	134,943
Visa Inc 2% 8/15/2050	440,000	235,405
Visa Inc 2.05% 4/15/2030	430,000	394,957
Visa Inc 2.7% 4/15/2040	120,000	91,106
Visa Inc 2.75% 9/15/2027	815,000	797,492
Visa Inc 4.3% 12/14/2045	402,000	347,816
Voya Financial Inc 3.65% 6/15/2026	170,000	169,135
Voya Financial Inc 4.7% 1/23/2048 (b)	60,000	58,225
Voya Financial Inc 5% 9/20/2034	90,000	88,641
Voya Financial Inc 5.7% 7/15/2043	50,000	49,170
Western Union Co/The 2.75% 3/15/2031	110,000	96,970
		19,074,244
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	340,000	332,570
Allstate Corp/The 1.45% 12/15/2030	500,000	430,406
Allstate Corp/The 4.5% 6/15/2043	180,000	156,054
Allstate Corp/The 5.35% 6/1/2033	90,000	93,278
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.411% 8/15/2053 (b)(g)	160,000	160,400
American International Group Inc 4.375% 6/30/2050	350,000	287,296
American International Group Inc 4.5% 7/16/2044	115,000	100,102
American International Group Inc 4.75% 4/1/2048	40,000	35,089
American International Group Inc 4.85% 5/7/2030	280,000	286,478
Aon Corp 4.5% 12/15/2028	630,000	635,864
Aon Global Ltd 4.6% 6/14/2044	165,000	142,836
Aon Global Ltd 4.75% 5/15/2045	140,000	122,379
Aon North America Inc 5.45% 3/1/2034	300,000	309,701
Aon North America Inc 5.75% 3/1/2054	150,000	146,932
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	359,365
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	135,054
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	92,405
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	234,053
Arthur J Gallagher & Co 4.85% 12/15/2029	120,000	122,329
Arthur J Gallagher & Co 5.15% 2/15/2035	120,000	120,338
Arthur J Gallagher & Co 5.55% 2/15/2055	87,000	81,972
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	96,631
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	186,515
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	109,206
Assurant Inc 2.65% 1/15/2032	90,000	78,464
Assurant Inc 4.9% 3/27/2028	100,000	101,378
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	23,902
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	189,226
Athene Holding Ltd 3.5% 1/15/2031	220,000	208,263
Athene Holding Ltd 4.125% 1/12/2028	90,000	89,792
Athene Holding Ltd 6.25% 4/1/2054	100,000	98,748
Athene Holding Ltd 6.625% 10/15/2054 (b)	110,000	110,336
Athene Holding Ltd 6.625% 5/19/2055	40,000	40,996
Athene Holding Ltd 6.65% 2/1/2033	520,000	562,917
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	156,612
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	794,881
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	215,567
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	390,000	296,153
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	107,745
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	83,207
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	274,425
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	173,012
Brighthouse Financial Inc 3.85% 12/22/2051	100,000	61,910
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	316,069
Brown & Brown Inc 4.2% 3/17/2032	140,000	134,092
Brown & Brown Inc 4.7% 6/23/2028	240,000	242,299
Brown & Brown Inc 5.55% 6/23/2035	130,000	132,506
Brown & Brown Inc 5.65% 6/11/2034	130,000	133,328
Brown & Brown Inc 6.25% 6/23/2055	160,000	163,581
Chubb Corp/The 6.5% 5/15/2038	358,000	403,994
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	332,669
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	98,280
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	54,389
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	63,736
Chubb INA Holdings LLC 4.9% 8/15/2035	180,000	178,985
CNA Financial Corp 3.45% 8/15/2027	190,000	187,451
CNA Financial Corp 3.9% 5/1/2029	400,000	394,215
CNA Financial Corp 5.2% 8/15/2035	50,000	49,496
First American Financial Corp 2.4% 8/15/2031	180,000	155,933
Globe Life Inc 2.15% 8/15/2030	270,000	241,384
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	464,773
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	31,294
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	176,603
Lincoln National Corp 3.8% 3/1/2028	230,000	227,266
Lincoln National Corp 5.852% 3/15/2034	260,000	269,820
Lincoln National Corp 6.3% 10/9/2037	50,000	53,027
Markel Group Inc 3.35% 9/17/2029	100,000	96,749
Markel Group Inc 3.5% 11/1/2027	300,000	295,394
Markel Group Inc 5% 5/20/2049	120,000	104,561
Markel Group Inc 6% 5/16/2054	160,000	158,667
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	126,971
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	32,611
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	121,044
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	407,122
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	114,202
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	409,313
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	240,593
Marsh & McLennan Cos Inc 5% 3/15/2035	100,000	100,398
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	135,008
Marsh & McLennan Cos Inc 5.4% 3/15/2055	150,000	142,358
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	188,407
MetLife Inc 4.05% 3/1/2045	100,000	81,469
MetLife Inc 4.125% 8/13/2042	180,000	151,046
MetLife Inc 4.55% 3/23/2030	110,000	112,069
MetLife Inc 4.6% 5/13/2046	272,000	240,185
MetLife Inc 4.875% 11/13/2043	145,000	132,710
MetLife Inc 5% 7/15/2052	120,000	108,162
MetLife Inc 5.375% 7/15/2033	320,000	334,924
MetLife Inc 6.35% 3/15/2055 (b)	200,000	208,305
MetLife Inc 6.375% 6/15/2034	310,000	343,879
MetLife Inc 6.4% 12/15/2066 (b)	150,000	157,074
Principal Financial Group Inc 2.125% 6/15/2030	160,000	144,864
Principal Financial Group Inc 3.7% 5/15/2029	180,000	176,663
Principal Financial Group Inc 5.375% 3/15/2033	110,000	113,574
Principal Financial Group Inc 5.5% 3/15/2053	50,000	47,814
Principal Financial Group Inc 6.05% 10/15/2036	70,000	75,067
Progressive Corp/The 2.5% 3/15/2027	270,000	263,769
Progressive Corp/The 3% 3/15/2032	560,000	514,556
Progressive Corp/The 3.2% 3/26/2030	400,000	385,070
Progressive Corp/The 4.2% 3/15/2048	100,000	82,483
Prudential Financial Inc 3% 3/10/2040	110,000	84,243
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,983
Prudential Financial Inc 3.935% 12/7/2049	70,000	53,222
Prudential Financial Inc 4.35% 2/25/2050	180,000	147,505
Prudential Financial Inc 4.418% 3/27/2048	260,000	214,622
Prudential Financial Inc 4.5% 9/15/2047 (b)	200,000	196,822
Prudential Financial Inc 4.6% 5/15/2044	110,000	96,952
Prudential Financial Inc 5.125% 3/1/2052 (b)	140,000	137,190
Prudential Financial Inc 5.2% 3/14/2035	270,000	274,727
Prudential Financial Inc 5.7% 12/14/2036	120,000	126,501
Prudential Financial Inc 5.7% 9/15/2048 (b)	74,000	75,176
Prudential Financial Inc 6% 9/1/2052 (b)	230,000	237,316
Prudential Financial Inc 6.5% 3/15/2054 (b)	160,000	168,170
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	118,428
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	199,355
Reinsurance Group of America Inc 6% 9/15/2033	160,000	168,955
Selective Insurance Group Inc 5.9% 4/15/2035	125,000	128,972
Travelers Companies Inc/The 2.55% 4/27/2050	360,000	213,041
Travelers Companies Inc/The 3.05% 6/8/2051	100,000	64,974
Travelers Companies Inc/The 3.75% 5/15/2046	50,000	38,948
Travelers Companies Inc/The 4.05% 3/7/2048	74,000	59,608
Travelers Companies Inc/The 5.7% 7/24/2055	110,000	110,152
Travelers Companies Inc/The 6.25% 6/15/2037	256,000	282,102
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	178,995
Unum Group 4% 6/15/2029	100,000	98,518
Unum Group 5.75% 8/15/2042	160,000	155,637
Unum Group 6% 6/15/2054	60,000	58,471
Willis North America Inc 4.5% 9/15/2028	504,000	508,398
Willis North America Inc 5.9% 3/5/2054	190,000	187,337
		23,726,378
TOTAL FINANCIALS		203,320,852

Health Care - 2.7%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,164,533
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,869,395
AbbVie Inc 4.05% 11/21/2039	210,000	184,787
AbbVie Inc 4.25% 11/14/2028	92,000	92,776
AbbVie Inc 4.25% 11/21/2049	470,000	382,942
AbbVie Inc 4.3% 5/14/2036	25,000	23,688
AbbVie Inc 4.45% 5/14/2046	280,000	240,571
AbbVie Inc 4.5% 5/14/2035	300,000	290,701
AbbVie Inc 4.55% 3/15/2035	570,000	558,071
AbbVie Inc 4.7% 5/14/2045	560,000	502,009
AbbVie Inc 4.75% 3/15/2045	420,000	379,267
AbbVie Inc 4.8% 3/15/2029	370,000	378,816
AbbVie Inc 4.85% 6/15/2044	340,000	312,261
AbbVie Inc 5.05% 3/15/2034	560,000	570,509
AbbVie Inc 5.4% 3/15/2054	370,000	355,085
Amgen Inc 1.65% 8/15/2028	550,000	513,955
Amgen Inc 2.8% 8/15/2041	200,000	143,830
Amgen Inc 3% 1/15/2052	100,000	64,026
Amgen Inc 3.15% 2/21/2040	320,000	247,704
Amgen Inc 3.2% 11/2/2027	1,200,000	1,177,475
Amgen Inc 3.35% 2/22/2032	140,000	130,549
Amgen Inc 3.375% 2/21/2050	210,000	146,668
Amgen Inc 4.2% 3/1/2033	560,000	541,134
Amgen Inc 4.4% 2/22/2062	110,000	84,764
Amgen Inc 4.4% 5/1/2045	188,000	159,026
Amgen Inc 4.563% 6/15/2048	120,000	101,218
Amgen Inc 4.663% 6/15/2051	100,000	84,894
Amgen Inc 4.875% 3/1/2053	130,000	112,262
Amgen Inc 4.95% 10/1/2041	200,000	185,668
Amgen Inc 5.15% 3/2/2028	400,000	409,345
Amgen Inc 5.25% 3/2/2030	600,000	621,536
Amgen Inc 5.25% 3/2/2033	410,000	420,913
Amgen Inc 5.6% 3/2/2043	250,000	247,069
Amgen Inc 5.65% 3/2/2053	460,000	444,889
Amgen Inc 5.75% 3/2/2063	580,000	557,434
Biogen Inc 2.25% 5/1/2030	280,000	254,909
Biogen Inc 3.15% 5/1/2050	230,000	143,447
Biogen Inc 3.25% 2/15/2051	150,000	94,518
Biogen Inc 5.05% 1/15/2031	670,000	687,601
Gilead Sciences Inc 1.65% 10/1/2030	590,000	521,280
Gilead Sciences Inc 2.6% 10/1/2040	580,000	418,214
Gilead Sciences Inc 2.8% 10/1/2050	180,000	112,237
Gilead Sciences Inc 2.95% 3/1/2027	430,000	423,336
Gilead Sciences Inc 4.15% 3/1/2047	112,000	91,437
Gilead Sciences Inc 4.6% 9/1/2035	100,000	97,567
Gilead Sciences Inc 4.75% 3/1/2046	240,000	215,201
Gilead Sciences Inc 4.8% 11/15/2029	250,000	256,670
Gilead Sciences Inc 5.5% 11/15/2054	250,000	243,126
Gilead Sciences Inc 5.55% 10/15/2053	100,000	97,813
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	264,039
		17,621,165
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	170,000	168,961
Abbott Laboratories 4.75% 4/15/2043	170,000	159,642
Abbott Laboratories 5.3% 5/27/2040	390,000	398,928
Baxter International Inc 1.915% 2/1/2027	330,000	319,183
Baxter International Inc 2.539% 2/1/2032	330,000	287,083
Baxter International Inc 3.95% 4/1/2030	140,000	137,502
Becton Dickinson & Co 2.823% 5/20/2030	260,000	243,207
Becton Dickinson & Co 3.7% 6/6/2027	60,000	59,580
Becton Dickinson & Co 4.669% 6/6/2047	290,000	250,550
Becton Dickinson & Co 4.693% 2/13/2028	130,000	131,794
Becton Dickinson & Co 5.081% 6/7/2029	400,000	411,167
Becton Dickinson & Co 5.11% 2/8/2034	100,000	101,258
Boston Scientific Corp 4% 3/1/2029	100,000	99,741
Boston Scientific Corp 4.7% 3/1/2049	230,000	203,914
GE HealthCare Technologies Inc 5.5% 6/15/2035	120,000	123,213
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	123,740
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	245,729
GE HealthCare Technologies Inc 6.377% 11/22/2052	200,000	213,566
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	298,050
Medtronic Inc 4.375% 3/15/2035	280,000	272,359
Medtronic Inc 4.625% 3/15/2045	110,000	98,656
Solventum Corp 6% 5/15/2064	280,000	279,281
Stryker Corp 1.95% 6/15/2030	100,000	90,247
Stryker Corp 2.9% 6/15/2050	200,000	130,263
Stryker Corp 3.5% 3/15/2026	570,000	567,931
Stryker Corp 4.625% 9/11/2034	300,000	295,786
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	186,838
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	123,498
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	123,816
		6,145,483
Health Care Providers & Services - 1.1%
Aetna Inc 4.75% 3/15/2044	100,000	83,839
AHS Hospital Corp 2.78% 7/1/2051	250,000	152,954
Allina Health System 3.887% 4/15/2049	40,000	30,040
Banner Health 2.907% 1/1/2042	400,000	287,907
Banner Health 2.913% 1/1/2051	150,000	94,449
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	87,324
Cardinal Health Inc 3.41% 6/15/2027	460,000	454,213
Cardinal Health Inc 4.368% 6/15/2047	30,000	24,192
Cardinal Health Inc 4.9% 9/15/2045	100,000	87,290
Cardinal Health Inc 5.75% 11/15/2054	210,000	201,812
Cencora Inc 2.7% 3/15/2031	170,000	155,791
Cencora Inc 2.8% 5/15/2030	300,000	281,205
Cencora Inc 4.85% 12/15/2029	90,000	92,051
Cencora Inc 5.15% 2/15/2035	190,000	191,417
Centene Corp 2.45% 7/15/2028	210,000	194,006
Centene Corp 2.5% 3/1/2031	110,000	93,727
Centene Corp 2.625% 8/1/2031	365,000	309,329
Centene Corp 3.375% 2/15/2030	400,000	364,521
Centene Corp 4.25% 12/15/2027	410,000	400,388
Centene Corp 4.625% 12/15/2029	390,000	375,616
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	59,750
Cigna Group/The 3.4% 3/1/2027	790,000	781,522
Cigna Group/The 4.375% 10/15/2028	100,000	100,542
Cigna Group/The 4.8% 7/15/2046	230,000	199,988
Cigna Group/The 4.8% 8/15/2038	290,000	272,223
Cigna Group/The 4.9% 12/15/2048	590,000	512,630
Cigna Group/The 5.125% 5/15/2031	100,000	103,555
Cigna Group/The 5.25% 2/15/2034	370,000	377,315
Cigna Group/The 5.4% 3/15/2033	300,000	310,768
Cigna Group/The 5.6% 2/15/2054	250,000	236,477
CommonSpirit Health 3.91% 10/1/2050	150,000	109,299
CommonSpirit Health 4.35% 11/1/2042	560,000	472,946
CommonSpirit Health 5.318% 12/1/2034	300,000	302,993
CVS Health Corp 1.75% 8/21/2030	735,000	642,363
CVS Health Corp 2.875% 6/1/2026	60,000	59,291
CVS Health Corp 3% 8/15/2026	38,000	37,514
CVS Health Corp 3.25% 8/15/2029	250,000	239,153
CVS Health Corp 3.625% 4/1/2027	2,400,000	2,377,126
CVS Health Corp 4.125% 4/1/2040	43,000	36,026
CVS Health Corp 4.3% 3/25/2028	1,000,000	999,527
CVS Health Corp 4.78% 3/25/2038	712,000	655,208
CVS Health Corp 5.05% 3/25/2048	250,000	214,324
CVS Health Corp 5.125% 2/21/2030	160,000	163,836
CVS Health Corp 5.125% 7/20/2045	760,000	669,897
CVS Health Corp 5.25% 1/30/2031	330,000	339,347
CVS Health Corp 5.3% 12/5/2043	310,000	282,142
CVS Health Corp 5.3% 6/1/2033	470,000	476,289
CVS Health Corp 5.625% 2/21/2053	140,000	127,884
CVS Health Corp 6.05% 6/1/2054	300,000	291,389
CVS Health Corp 6.125% 9/15/2039	100,000	102,382
CVS Health Corp 6.2% 9/15/2055	300,000	295,277
Elevance Health Inc 3.125% 5/15/2050	100,000	64,040
Elevance Health Inc 4.101% 3/1/2028	130,000	129,908
Elevance Health Inc 4.55% 3/1/2048	80,000	65,880
Elevance Health Inc 4.625% 5/15/2042	150,000	131,237
Elevance Health Inc 4.65% 1/15/2043	300,000	260,861
Elevance Health Inc 4.75% 2/15/2030	60,000	60,977
Elevance Health Inc 4.75% 2/15/2033	160,000	159,341
Elevance Health Inc 5.1% 1/15/2044	132,000	120,737
Elevance Health Inc 5.2% 2/15/2035	130,000	130,794
Elevance Health Inc 5.5% 10/15/2032	100,000	104,086
Elevance Health Inc 5.65% 6/15/2054	270,000	255,918
Elevance Health Inc 5.7% 2/15/2055	100,000	95,299
Elevance Health Inc 6.1% 10/15/2052	440,000	443,278
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	88,619
HCA Inc 3.5% 7/15/2051	140,000	91,876
HCA Inc 3.5% 9/1/2030	270,000	257,322
HCA Inc 4.125% 6/15/2029	242,000	239,682
HCA Inc 5.125% 6/15/2039	100,000	94,332
HCA Inc 5.25% 3/1/2030	60,000	62,000
HCA Inc 5.25% 6/15/2049	120,000	105,940
HCA Inc 5.45% 4/1/2031	1,200,000	1,245,568
HCA Inc 5.45% 9/15/2034	160,000	162,050
HCA Inc 5.5% 6/15/2047	610,000	564,192
HCA Inc 5.6% 4/1/2034	700,000	719,457
HCA Inc 6% 4/1/2054	180,000	173,713
HCA Inc 6.1% 4/1/2064	100,000	96,470
HCA Inc 6.2% 3/1/2055	280,000	277,979
Humana Inc 1.35% 2/3/2027	170,000	163,279
Humana Inc 2.15% 2/3/2032	510,000	432,404
Humana Inc 3.125% 8/15/2029	100,000	95,114
Humana Inc 3.95% 8/15/2049	100,000	71,863
Humana Inc 4.875% 4/1/2030	380,000	384,950
Humana Inc 4.95% 10/1/2044	180,000	156,571
Humana Inc 5.875% 3/1/2033	170,000	177,703
Humana Inc 6% 5/1/2055	120,000	115,290
Icon Investments Six DAC 5.849% 5/8/2029	200,000	209,161
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	123,163
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	73,162
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	208,780
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	75,615
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	375,354
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	145,136
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	333,763
Mass General Brigham Inc 3.342% 7/1/2060	150,000	97,275
Mayo Clinic 3.196% 11/15/2061	120,000	75,358
McKesson Corp 4.65% 5/30/2030	60,000	61,034
McKesson Corp 5.1% 7/15/2033	100,000	102,473
McKesson Corp 5.25% 5/30/2035	120,000	122,303
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	102,900
MyMichigan Health 3.409% 6/1/2050	42,000	28,754
New York and Presbyterian Hospital/The 4.024% 8/1/2045	280,000	228,718
Novant Health Inc 3.168% 11/1/2051	110,000	71,829
NYU Langone Hospitals 3.38% 7/1/2055	180,000	121,718
Orlando Health Obligated Group 3.327% 10/1/2050	68,000	47,235
Orlando Health Obligated Group 5.475% 10/1/2035	90,000	93,472
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	104,122
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	161,216
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	183,121
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	141,011
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	606,544
Sabra Health Care LP 3.2% 12/1/2031	100,000	90,357
Sutter Health 3.361% 8/15/2050	170,000	116,002
Sutter Health 5.164% 8/15/2033	160,000	162,819
Sutter Health 5.537% 8/15/2035	420,000	437,679
Trinity Health Corp 2.632% 12/1/2040	50,000	34,990
Trinity Health Corp 4.125% 12/1/2045	80,000	65,788
UnitedHealth Group Inc 1.25% 1/15/2026	223,000	220,381
UnitedHealth Group Inc 2% 5/15/2030	170,000	153,806
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	241,095
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	342,680
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	736,595
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	73,658
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	65,254
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	217,622
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	366,903
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	64,730
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	955,975
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	118,355
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	301,195
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	55,890
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	253,373
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	160,676
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	532,956
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	315,966
UnitedHealth Group Inc 5.15% 7/15/2034	830,000	843,292
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	102,814
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	103,446
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	294,405
UnitedHealth Group Inc 5.625% 7/15/2054	150,000	142,780
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	103,477
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	441,273
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	343,435
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	143,145
Universal Health Services Inc 2.65% 1/15/2032	140,000	120,502
Universal Health Services Inc 2.65% 10/15/2030	180,000	161,567
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	42,847
		36,430,729
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	140,056
Agilent Technologies Inc 4.75% 9/9/2034	140,000	138,039
Danaher Corp 2.6% 10/1/2050	245,000	147,403
Revvity Inc 2.25% 9/15/2031	100,000	86,505
Revvity Inc 3.3% 9/15/2029	150,000	143,306
Revvity Inc 3.625% 3/15/2051	45,000	30,633
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	492,670
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	295,761
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	432,847
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	123,475
		2,030,695
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	144,386
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	295,972
Bristol-Myers Squibb Co 3.2% 6/15/2026	1,626,000	1,614,902
Bristol-Myers Squibb Co 3.4% 7/26/2029	31,000	30,228
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	166,117
Bristol-Myers Squibb Co 3.9% 2/20/2028	270,000	269,919
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	85,164
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	89,090
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	80,052
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	82,978
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	135,221
Bristol-Myers Squibb Co 4.9% 2/22/2029	560,000	575,207
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	102,299
Bristol-Myers Squibb Co 5.2% 2/22/2034	780,000	800,831
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	247,840
Bristol-Myers Squibb Co 5.55% 2/22/2054	193,000	186,110
Bristol-Myers Squibb Co 6.4% 11/15/2063	550,000	588,410
Eli Lilly & Co 2.25% 5/15/2050	685,000	383,691
Eli Lilly & Co 3.95% 3/15/2049	220,000	173,674
Eli Lilly & Co 4.15% 3/15/2059	100,000	78,025
Eli Lilly & Co 4.2% 8/14/2029	290,000	292,561
Eli Lilly & Co 4.25% 3/15/2031	1,470,000	1,473,411
Eli Lilly & Co 4.6% 8/14/2034	290,000	288,344
Eli Lilly & Co 4.75% 2/12/2030	100,000	102,814
Eli Lilly & Co 4.875% 2/27/2053	60,000	54,125
Eli Lilly & Co 4.9% 10/15/2035	350,000	351,964
Eli Lilly & Co 4.95% 2/27/2063	210,000	186,745
Eli Lilly & Co 5.1% 2/12/2035	100,000	102,492
Eli Lilly & Co 5.1% 2/9/2064	290,000	264,147
Eli Lilly & Co 5.5% 2/12/2055	100,000	98,609
Eli Lilly & Co 5.6% 2/12/2065	100,000	99,117
Haleon US Capital LLC 3.375% 3/24/2027	1,140,000	1,126,768
Haleon US Capital LLC 3.625% 3/24/2032	250,000	235,728
Johnson & Johnson 2.1% 9/1/2040	590,000	409,494
Johnson & Johnson 2.25% 9/1/2050	100,000	57,920
Johnson & Johnson 2.45% 9/1/2060	310,000	170,016
Johnson & Johnson 3.4% 1/15/2038	388,000	336,116
Johnson & Johnson 4.5% 12/5/2043	100,000	92,687
Johnson & Johnson 4.9% 6/1/2031	100,000	104,425
Johnson & Johnson 5% 3/1/2035	840,000	863,870
Merck & Co Inc 2.15% 12/10/2031	380,000	334,566
Merck & Co Inc 2.35% 6/24/2040	210,000	148,025
Merck & Co Inc 2.45% 6/24/2050	200,000	115,550
Merck & Co Inc 2.75% 12/10/2051	150,000	91,049
Merck & Co Inc 3.6% 9/15/2042	130,000	102,925
Merck & Co Inc 3.7% 2/10/2045	322,000	252,182
Merck & Co Inc 3.9% 3/7/2039	100,000	88,009
Merck & Co Inc 4.15% 5/18/2043	100,000	84,872
Merck & Co Inc 4.5% 5/17/2033	400,000	400,176
Merck & Co Inc 4.9% 5/17/2044	300,000	278,998
Merck & Co Inc 5% 5/17/2053	170,000	153,941
Mylan Inc 5.2% 4/15/2048	74,000	59,368
Mylan Inc 5.4% 11/29/2043	170,000	144,054
Novartis Capital Corp 2.2% 8/14/2030	290,000	266,105
Novartis Capital Corp 2.75% 8/14/2050	310,000	195,005
Novartis Capital Corp 4.4% 5/6/2044	120,000	106,270
Pfizer Inc 2.55% 5/28/2040	120,000	86,541
Pfizer Inc 2.7% 5/28/2050	100,000	60,962
Pfizer Inc 3.45% 3/15/2029	100,000	98,441
Pfizer Inc 3.9% 3/15/2039	70,000	61,078
Pfizer Inc 4% 12/15/2036	190,000	175,079
Pfizer Inc 4% 3/15/2049	300,000	234,567
Pfizer Inc 4.125% 12/15/2046	200,000	162,338
Pfizer Inc 4.3% 6/15/2043	106,000	90,890
Pfizer Inc 4.4% 5/15/2044	110,000	95,847
Pfizer Inc 7.2% 3/15/2039	230,000	272,679
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	1,590,000	1,592,400
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	506,062
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	305,827
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	360,720
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	189,470
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	1,278,000	1,190,505
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	136,675
Pharmacia LLC 6.6% 12/1/2028 (b)	190,000	204,455
Royalty Pharma PLC 3.35% 9/2/2051	390,000	249,939
Royalty Pharma PLC 5.9% 9/2/2054	100,000	95,981
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	14,000	13,855
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	191,876
Viatris Inc 2.7% 6/22/2030	528,000	474,758
Viatris Inc 3.85% 6/22/2040	200,000	149,558
Viatris Inc 4% 6/22/2050	70,000	46,118
Wyeth LLC 5.95% 4/1/2037	50,000	53,338
Wyeth LLC 6% 2/15/2036	100,000	107,902
Zoetis Inc 3% 9/12/2027	50,000	48,999
Zoetis Inc 3.9% 8/20/2028	500,000	499,364
Zoetis Inc 3.95% 9/12/2047	290,000	228,357
Zoetis Inc 4.15% 8/17/2028	200,000	200,512
Zoetis Inc 5% 8/17/2035	60,000	59,755
		23,907,412
TOTAL HEALTH CARE		86,135,484

Industrials - 1.5%
Aerospace & Defense - 0.5%
Boeing Co 2.75% 2/1/2026	140,000	138,926
Boeing Co 2.95% 2/1/2030	220,000	206,301
Boeing Co 3.2% 3/1/2029	320,000	307,759
Boeing Co 3.25% 2/1/2035	100,000	85,332
Boeing Co 3.375% 6/15/2046	120,000	82,142
Boeing Co 3.75% 2/1/2050	360,000	256,377
Boeing Co 3.825% 3/1/2059	100,000	67,157
Boeing Co 3.9% 5/1/2049	130,000	94,572
Boeing Co 3.95% 8/1/2059	160,000	110,168
Boeing Co 5.705% 5/1/2040	700,000	702,368
Boeing Co 5.805% 5/1/2050	320,000	307,724
Boeing Co 5.93% 5/1/2060	330,000	316,873
Boeing Co 6.298% 5/1/2029	320,000	339,817
Boeing Co 6.388% 5/1/2031	120,000	130,328
Boeing Co 6.528% 5/1/2034	986,000	1,079,815
Boeing Co 6.858% 5/1/2054	110,000	120,625
Boeing Co 6.875% 3/15/2039	160,000	177,705
GE Aerospace 4.25% 5/1/2040	50,000	44,257
GE Aerospace 4.3% 7/29/2030	200,000	200,862
GE Aerospace 4.35% 5/1/2050	170,000	143,980
GE Aerospace 4.5% 3/11/2044	200,000	178,296
GE Aerospace 6.75% 3/15/2032	130,000	147,114
General Dynamics Corp 2.625% 11/15/2027	180,000	175,223
General Dynamics Corp 2.85% 6/1/2041	120,000	87,898
General Dynamics Corp 3.75% 5/15/2028	100,000	99,784
General Dynamics Corp 4.25% 4/1/2040	204,000	184,165
General Dynamics Corp 4.25% 4/1/2050	30,000	24,864
Howmet Aerospace Inc 5.9% 2/1/2027	455,000	464,641
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	53,183
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	166,930
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	503,065
L3Harris Technologies Inc 5.05% 6/1/2029	240,000	246,423
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	86,624
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	165,279
Lockheed Martin Corp 3.6% 3/1/2035	450,000	410,198
Lockheed Martin Corp 3.9% 6/15/2032	160,000	155,068
Lockheed Martin Corp 4.07% 12/15/2042	110,000	92,439
Lockheed Martin Corp 4.09% 9/15/2052	119,000	92,909
Lockheed Martin Corp 4.15% 6/15/2053	150,000	117,580
Lockheed Martin Corp 4.3% 6/15/2062	100,000	77,818
Lockheed Martin Corp 4.7% 5/15/2046	136,000	121,420
Lockheed Martin Corp 4.8% 8/15/2034	390,000	391,220
Lockheed Martin Corp 5.1% 11/15/2027	210,000	215,099
Lockheed Martin Corp 5.2% 2/15/2055	30,000	27,885
Lockheed Martin Corp 5.7% 11/15/2054	100,000	99,610
Lockheed Martin Corp 5.9% 11/15/2063	150,000	153,580
Lockheed Martin Corp 6.15% 9/1/2036	100,000	109,809
Northrop Grumman Corp 3.25% 1/15/2028	100,000	98,193
Northrop Grumman Corp 3.85% 4/15/2045	230,000	181,462
Northrop Grumman Corp 4.03% 10/15/2047	328,000	260,127
Northrop Grumman Corp 4.4% 5/1/2030	210,000	211,739
Northrop Grumman Corp 4.7% 3/15/2033	120,000	120,085
Northrop Grumman Corp 4.75% 6/1/2043	110,000	99,148
Northrop Grumman Corp 5.15% 5/1/2040	150,000	147,164
Northrop Grumman Corp 5.2% 6/1/2054	105,000	96,608
Northrop Grumman Corp 5.25% 5/1/2050	70,000	65,262
RTX Corp 1.9% 9/1/2031	470,000	407,304
RTX Corp 2.25% 7/1/2030	130,000	118,856
RTX Corp 2.82% 9/1/2051	210,000	127,803
RTX Corp 3.75% 11/1/2046	200,000	151,776
RTX Corp 4.125% 11/16/2028	400,000	400,431
RTX Corp 4.15% 5/15/2045	200,000	163,505
RTX Corp 4.35% 4/15/2047	100,000	83,077
RTX Corp 4.45% 11/16/2038	360,000	333,084
RTX Corp 4.5% 6/1/2042	40,000	35,253
RTX Corp 4.875% 10/15/2040	210,000	199,154
RTX Corp 5.15% 2/27/2033	100,000	102,714
RTX Corp 5.375% 2/27/2053	100,000	94,564
RTX Corp 5.7% 4/15/2040	160,000	166,378
RTX Corp 6.1% 3/15/2034	500,000	542,798
RTX Corp 6.125% 7/15/2038	640,000	693,690
RTX Corp 6.4% 3/15/2054	50,000	54,092
Textron Inc 4% 3/15/2026	200,000	199,431
		14,714,910
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	311,023
FedEx Corp 3.25% 5/15/2041	310,000	222,584
FedEx Corp 4.05% 2/15/2048	80,000	59,254
FedEx Corp 4.25% 5/15/2030	130,000	130,326
FedEx Corp 4.55% 4/1/2046	490,000	385,995
FedEx Corp 4.95% 10/17/2048	80,000	67,430
FedEx Corp 5.25% 5/15/2050	178,000	156,591
United Parcel Service Inc 3.05% 11/15/2027	150,000	147,448
United Parcel Service Inc 3.4% 11/15/2046	190,000	136,851
United Parcel Service Inc 3.4% 9/1/2049	100,000	69,058
United Parcel Service Inc 3.75% 11/15/2047	160,000	120,810
United Parcel Service Inc 4.45% 4/1/2030	150,000	152,651
United Parcel Service Inc 4.875% 3/3/2033	160,000	163,453
United Parcel Service Inc 5.2% 4/1/2040	100,000	99,027
United Parcel Service Inc 5.25% 5/14/2035	200,000	205,009
United Parcel Service Inc 5.5% 5/22/2054	380,000	364,586
United Parcel Service Inc 5.95% 5/14/2055	120,000	121,389
United Parcel Service Inc 6.2% 1/15/2038	234,000	254,799
		3,168,284
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	97,842
Carrier Global Corp 2.722% 2/15/2030	410,000	385,178
Carrier Global Corp 3.377% 4/5/2040	150,000	119,874
Carrier Global Corp 3.577% 4/5/2050	100,000	72,952
Carrier Global Corp 5.9% 3/15/2034	521,000	555,391
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	265,736
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	242,251
Johnson Controls International plc 4.625% 7/2/2044 (e)	170,000	147,473
Masco Corp 1.5% 2/15/2028	100,000	93,584
Masco Corp 2% 2/15/2031	90,000	78,727
Masco Corp 3.125% 2/15/2051	90,000	55,349
Owens Corning 3.4% 8/15/2026	100,000	99,116
Owens Corning 3.875% 6/1/2030	70,000	68,305
Owens Corning 4.3% 7/15/2047	170,000	137,942
Owens Corning 5.7% 6/15/2034	120,000	125,500
Owens Corning 5.95% 6/15/2054	100,000	99,960
		2,645,180
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	430,449
Republic Services Inc 3.95% 5/15/2028	750,000	749,742
Republic Services Inc 5% 12/15/2033	140,000	143,310
Republic Services Inc 5.2% 11/15/2034	200,000	205,214
Veralto Corp 5.45% 9/18/2033	110,000	113,623
Waste Connections Inc 3.05% 4/1/2050	420,000	274,066
Waste Management Inc 1.5% 3/15/2031	140,000	121,122
Waste Management Inc 2.5% 11/15/2050	150,000	88,007
Waste Management Inc 2.95% 6/1/2041	130,000	96,047
Waste Management Inc 3.15% 11/15/2027	50,000	49,156
Waste Management Inc 4.15% 4/15/2032	220,000	216,419
Waste Management Inc 4.65% 3/15/2030	140,000	142,773
Waste Management Inc 4.95% 3/15/2035	140,000	140,700
Waste Management Inc 4.95% 7/3/2027	70,000	71,241
Waste Management Inc 4.95% 7/3/2031	70,000	72,424
Waste Management Inc 5.35% 10/15/2054	140,000	134,119
		3,048,412
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	220,000	137,830
Hubbell Inc 3.35% 3/1/2026	110,000	109,351
Regal Rexnord Corp 6.3% 2/15/2030	290,000	307,211
Regal Rexnord Corp 6.4% 4/15/2033	110,000	117,027
Rockwell Automation Inc 4.2% 3/1/2049	170,000	138,908
		810,327
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	172,753
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	19,583
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	543,517
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	239,747
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	145,470
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	81,165
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	132,493
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	95,967
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	340,000	317,219
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	165,142
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	104,496
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	140,000	142,017
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	76,926
CSX Corp 2.4% 2/15/2030	340,000	316,445
CSX Corp 2.5% 5/15/2051	110,000	63,046
CSX Corp 3.35% 11/1/2025	250,000	249,496
CSX Corp 3.8% 3/1/2028	50,000	49,754
CSX Corp 3.95% 5/1/2050	370,000	284,666
CSX Corp 4.25% 3/15/2029	150,000	150,584
CSX Corp 4.3% 3/1/2048	210,000	173,193
CSX Corp 4.4% 3/1/2043	50,000	43,317
CSX Corp 4.65% 3/1/2068	280,000	227,496
CSX Corp 4.75% 11/15/2048	160,000	140,845
CSX Corp 6.15% 5/1/2037	100,000	109,023
Norfolk Southern Corp 2.9% 6/15/2026	370,000	365,918
Norfolk Southern Corp 3.05% 5/15/2050	100,000	65,281
Norfolk Southern Corp 3.155% 5/15/2055	100,000	63,493
Norfolk Southern Corp 3.8% 8/1/2028	72,000	71,653
Norfolk Southern Corp 3.95% 10/1/2042	305,000	249,736
Norfolk Southern Corp 4.1% 5/15/2121	200,000	137,807
Norfolk Southern Corp 4.15% 2/28/2048	100,000	80,604
Norfolk Southern Corp 4.55% 6/1/2053	80,000	66,749
Norfolk Southern Corp 4.837% 10/1/2041	370,000	343,860
Norfolk Southern Corp 5.35% 8/1/2054	60,000	57,104
Norfolk Southern Corp 5.55% 3/15/2034	230,000	241,176
Uber Technologies Inc 4.3% 1/15/2030	110,000	110,301
Uber Technologies Inc 4.8% 9/15/2034	110,000	108,742
Uber Technologies Inc 5.35% 9/15/2054	110,000	103,283
Union Pacific Corp 2.15% 2/5/2027	120,000	116,965
Union Pacific Corp 2.891% 4/6/2036	390,000	323,862
Union Pacific Corp 2.973% 9/16/2062	100,000	58,018
Union Pacific Corp 3.25% 2/5/2050	270,000	183,748
Union Pacific Corp 3.375% 2/14/2042	150,000	115,262
Union Pacific Corp 3.5% 2/14/2053	100,000	69,816
Union Pacific Corp 3.799% 4/6/2071	330,000	223,051
Union Pacific Corp 3.85% 2/14/2072	230,000	156,847
Union Pacific Corp 3.875% 2/1/2055	80,000	59,291
Union Pacific Corp 4% 4/15/2047	90,000	71,042
Union Pacific Corp 5.1% 2/20/2035	120,000	122,085
Union Pacific Corp 5.15% 1/20/2063	320,000	288,937
Union Pacific Corp 5.6% 12/1/2054	120,000	118,311
		8,017,302
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	323,595
3M Co 2.375% 8/26/2029	270,000	252,898
3M Co 2.875% 10/15/2027	210,000	205,133
3M Co 3.25% 8/26/2049	100,000	67,630
3M Co 3.375% 3/1/2029	110,000	107,341
3M Co 3.7% 4/15/2050	96,000	69,773
3M Co 3.875% 6/15/2044	140,000	110,559
3M Co 5.15% 3/15/2035	250,000	253,982
3M Co 5.7% 3/15/2037	100,000	105,199
Honeywell International Inc 1.95% 6/1/2030	100,000	90,420
Honeywell International Inc 2.5% 11/1/2026	580,000	569,730
Honeywell International Inc 2.7% 8/15/2029	210,000	199,702
Honeywell International Inc 2.8% 6/1/2050	200,000	125,072
Honeywell International Inc 4.7% 2/1/2030	110,000	112,093
Honeywell International Inc 4.875% 9/1/2029	120,000	123,593
Honeywell International Inc 4.95% 9/1/2031	170,000	175,281
Honeywell International Inc 5% 2/15/2033	440,000	448,771
Honeywell International Inc 5% 3/1/2035	190,000	191,284
Honeywell International Inc 5.25% 3/1/2054	140,000	130,195
Honeywell International Inc 5.35% 3/1/2064	70,000	65,200
Honeywell International Inc 5.7% 3/15/2037	100,000	105,060
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	178,276
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	82,664
		4,093,451
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	511,323
Caterpillar Financial Services Corp 4.1% 8/15/2028	440,000	441,485
Caterpillar Inc 2.6% 4/9/2030	210,000	197,312
Caterpillar Inc 3.25% 4/9/2050	130,000	90,877
Caterpillar Inc 3.25% 9/19/2049	170,000	118,849
Caterpillar Inc 3.803% 8/15/2042	200,000	164,735
Caterpillar Inc 5.2% 5/15/2035	100,000	102,463
Caterpillar Inc 5.2% 5/27/2041	300,000	296,754
Caterpillar Inc 5.5% 5/15/2055	100,000	99,190
Caterpillar Inc 6.05% 8/15/2036	100,000	109,504
Cummins Inc 1.5% 9/1/2030	190,000	167,547
Cummins Inc 4.875% 10/1/2043	250,000	235,267
Cummins Inc 5.15% 2/20/2034	120,000	122,888
Cummins Inc 5.3% 5/9/2035	100,000	102,159
Deere & Co 2.875% 9/7/2049	190,000	124,431
Deere & Co 5.7% 1/19/2055	250,000	255,380
Eaton Corp 4.15% 11/2/2042	100,000	85,742
Eaton Corp 4.15% 3/15/2033	340,000	332,070
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	83,015
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	227,523
Ingersoll Rand Inc 5.45% 6/15/2034	80,000	82,763
Ingersoll Rand Inc 5.7% 8/14/2033	340,000	358,326
Otis Worldwide Corp 2.293% 4/5/2027	170,000	165,501
Otis Worldwide Corp 2.565% 2/15/2030	220,000	205,072
Otis Worldwide Corp 3.362% 2/15/2050	200,000	138,612
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	177,913
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	203,514
Parker-Hannifin Corp 4% 6/14/2049	160,000	126,050
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	121,590
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	170,599
Stanley Black & Decker Inc 2.75% 11/15/2050	211,000	120,441
Stanley Black & Decker Inc 3% 5/15/2032	190,000	170,052
Stanley Black & Decker Inc 6% 3/6/2028	100,000	104,140
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	198,054
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	200,000	202,610
		6,413,751
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	91,204	84,487
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	176,217	158,480
Southwest Airlines Co 5.125% 6/15/2027	251,000	253,846
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	55,027	55,005
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	242,572	249,442
		801,260
Professional Services - 0.0%
Leidos Inc 5.75% 3/15/2033	140,000	146,762
Paychex Inc 5.6% 4/15/2035	310,000	320,856
Verisk Analytics Inc 4.5% 8/15/2030	180,000	180,724
Verisk Analytics Inc 5.125% 2/15/2036	180,000	178,817
Verisk Analytics Inc 5.25% 3/15/2035	260,000	262,209
		1,089,368
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	190,000	178,758
Air Lease Corp 2.2% 1/15/2027	140,000	136,252
Air Lease Corp 3.625% 12/1/2027	140,000	138,423
Air Lease Corp 3.75% 6/1/2026	290,000	288,381
Air Lease Corp 4.625% 10/1/2028	350,000	353,700
Air Lease Corp 5.2% 7/15/2031	300,000	308,767
Ferguson Enterprises Inc 5% 10/3/2034	100,000	98,999
GATX Corp 6.05% 3/15/2034	400,000	425,239
GATX Corp 6.9% 5/1/2034	300,000	334,541
WW Grainger Inc 3.75% 5/15/2046	120,000	93,210
WW Grainger Inc 4.45% 9/15/2034	100,000	97,830
		2,454,100
TOTAL INDUSTRIALS		47,256,345

Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	260,000	267,151
Cisco Systems Inc 4.85% 2/26/2029	300,000	308,130
Cisco Systems Inc 5.05% 2/26/2034	300,000	308,371
Cisco Systems Inc 5.1% 2/24/2035	260,000	266,067
Cisco Systems Inc 5.3% 2/26/2054	140,000	134,637
Cisco Systems Inc 5.35% 2/26/2064	100,000	95,523
Cisco Systems Inc 5.5% 1/15/2040	192,000	198,663
Cisco Systems Inc 5.5% 2/24/2055	130,000	128,308
Cisco Systems Inc 5.9% 2/15/2039	400,000	430,676
Motorola Solutions Inc 2.3% 11/15/2030	330,000	296,902
Motorola Solutions Inc 4.6% 2/23/2028	110,000	111,186
Motorola Solutions Inc 5.2% 8/15/2032	110,000	112,764
Motorola Solutions Inc 5.4% 4/15/2034	230,000	236,210
		2,894,588
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.2% 9/15/2031	140,000	123,884
Amphenol Corp 5.25% 4/5/2034	180,000	186,016
Amphenol Corp 5.375% 11/15/2054	88,000	85,430
Corning Inc 3.9% 11/15/2049	70,000	53,241
Corning Inc 5.35% 11/15/2048	400,000	377,884
Corning Inc 5.75% 8/15/2040	100,000	102,498
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	160,052
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	451,866
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	93,178
Dell International LLC / EMC Corp 5.5% 4/1/2035	220,000	224,113
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	116,061
Dell International LLC / EMC Corp 8.1% 7/15/2036	420,000	508,603
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	116,999
Keysight Technologies Inc 4.95% 10/15/2034	120,000	119,052
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	95,265
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	91,630
Vontier Corp 1.8% 4/1/2026	180,000	177,115
Vontier Corp 2.4% 4/1/2028	70,000	66,531
		3,149,418
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	420,675
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	65,160
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	140,000	141,714
IBM Corporation 1.7% 5/15/2027	800,000	769,828
IBM Corporation 1.95% 5/15/2030	100,000	90,333
IBM Corporation 2.85% 5/15/2040	110,000	81,417
IBM Corporation 2.95% 5/15/2050	100,000	63,208
IBM Corporation 3.43% 2/9/2052	180,000	122,598
IBM Corporation 3.5% 5/15/2029	520,000	509,801
IBM Corporation 4.15% 5/15/2039	450,000	396,783
IBM Corporation 4.5% 2/6/2028	680,000	687,439
IBM Corporation 4.7% 2/19/2046	204,000	179,585
IBM Corporation 5.2% 2/10/2035	600,000	609,599
IBM Corporation 5.6% 11/30/2039	540,000	557,211
IBM Corporation 5.7% 2/10/2055	100,000	98,202
IBM Corporation 5.875% 11/29/2032	120,000	129,090
		4,922,643
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	58,864
Analog Devices Inc 1.7% 10/1/2028	150,000	140,157
Analog Devices Inc 2.1% 10/1/2031	380,000	335,728
Analog Devices Inc 2.8% 10/1/2041	150,000	108,791
Analog Devices Inc 2.95% 10/1/2051	160,000	102,622
Applied Materials Inc 1.75% 6/1/2030	170,000	152,569
Applied Materials Inc 2.75% 6/1/2050	190,000	118,684
Applied Materials Inc 3.3% 4/1/2027	190,000	188,316
Applied Materials Inc 4.35% 4/1/2047	90,000	76,710
Applied Materials Inc 5.1% 10/1/2035	120,000	123,461
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	770,000	766,760
Broadcom Inc 2.45% 2/15/2031 (c)	160,000	144,661
Broadcom Inc 2.6% 2/15/2033 (c)	100,000	86,429
Broadcom Inc 3.137% 11/15/2035 (c)	290,000	245,372
Broadcom Inc 3.15% 11/15/2025	230,000	229,420
Broadcom Inc 3.187% 11/15/2036 (c)	220,000	183,642
Broadcom Inc 3.419% 4/15/2033 (c)	190,000	173,148
Broadcom Inc 3.459% 9/15/2026	432,000	428,943
Broadcom Inc 3.469% 4/15/2034 (c)	230,000	206,297
Broadcom Inc 3.75% 2/15/2051 (c)	630,000	470,466
Broadcom Inc 4.15% 11/15/2030	250,000	247,558
Broadcom Inc 4.15% 4/15/2032 (c)	100,000	96,885
Broadcom Inc 4.3% 11/15/2032	410,000	399,603
Broadcom Inc 4.55% 2/15/2032	480,000	477,754
Broadcom Inc 4.6% 7/15/2030	930,000	938,948
Broadcom Inc 4.8% 10/15/2034	480,000	474,735
Broadcom Inc 4.926% 5/15/2037 (c)	200,000	194,522
Broadcom Inc 5% 4/15/2030	292,000	300,381
Broadcom Inc 5.05% 7/12/2029	200,000	205,656
Intel Corp 2% 8/12/2031	50,000	43,327
Intel Corp 2.45% 11/15/2029	720,000	664,203
Intel Corp 2.8% 8/12/2041	220,000	147,449
Intel Corp 3.05% 8/12/2051	50,000	29,564
Intel Corp 3.1% 2/15/2060	210,000	116,707
Intel Corp 3.2% 8/12/2061	100,000	56,380
Intel Corp 3.25% 11/15/2049	180,000	112,407
Intel Corp 3.734% 12/8/2047	110,000	76,540
Intel Corp 4.15% 8/5/2032	110,000	104,693
Intel Corp 4.6% 3/25/2040	110,000	96,788
Intel Corp 4.75% 3/25/2050	390,000	312,292
Intel Corp 4.875% 2/10/2028	1,000,000	1,013,160
Intel Corp 5.05% 8/5/2062	470,000	377,229
Intel Corp 5.2% 2/10/2033	540,000	543,853
Intel Corp 5.6% 2/21/2054	330,000	300,117
Intel Corp 5.7% 2/10/2053	120,000	110,351
Intel Corp 5.9% 2/10/2063	190,000	175,332
KLA Corp 3.3% 3/1/2050	110,000	76,019
KLA Corp 4.1% 3/15/2029	160,000	160,347
KLA Corp 4.65% 7/15/2032	450,000	454,085
KLA Corp 5% 3/15/2049	100,000	91,537
KLA Corp 5.25% 7/15/2062	120,000	111,529
Lam Research Corp 2.875% 6/15/2050	150,000	95,469
Lam Research Corp 3.125% 6/15/2060	50,000	30,659
Lam Research Corp 4% 3/15/2029	210,000	209,941
Marvell Technology Inc 1.65% 4/15/2026	230,000	225,993
Marvell Technology Inc 2.45% 4/15/2028	120,000	114,885
Marvell Technology Inc 4.75% 7/15/2030	60,000	60,547
Marvell Technology Inc 5.45% 7/15/2035	80,000	81,360
Marvell Technology Inc 5.95% 9/15/2033	70,000	74,115
Microchip Technology Inc 5.05% 3/15/2029	160,000	163,153
Micron Technology Inc 3.366% 11/1/2041	90,000	67,307
Micron Technology Inc 4.663% 2/15/2030	120,000	120,731
Micron Technology Inc 5.3% 1/15/2031	100,000	103,193
Micron Technology Inc 5.327% 2/6/2029	310,000	318,725
Micron Technology Inc 5.375% 4/15/2028	300,000	309,304
Micron Technology Inc 5.65% 11/1/2032	120,000	125,475
Micron Technology Inc 5.8% 1/15/2035	150,000	155,057
Micron Technology Inc 5.875% 9/15/2033	100,000	105,155
Micron Technology Inc 6.05% 11/1/2035	170,000	178,614
NVIDIA Corp 2% 6/15/2031	480,000	429,508
NVIDIA Corp 3.5% 4/1/2040	90,000	76,182
NVIDIA Corp 3.5% 4/1/2050	277,000	206,188
QUALCOMM Inc 2.15% 5/20/2030	380,000	348,785
QUALCOMM Inc 4.3% 5/20/2047	313,000	260,891
QUALCOMM Inc 4.5% 5/20/2030	320,000	325,349
QUALCOMM Inc 4.5% 5/20/2052	180,000	151,163
QUALCOMM Inc 4.65% 5/20/2035	150,000	149,357
QUALCOMM Inc 4.8% 5/20/2045	130,000	118,701
QUALCOMM Inc 5% 5/20/2035	320,000	323,229
Texas Instruments Inc 2.25% 9/4/2029	510,000	477,443
Texas Instruments Inc 2.9% 11/3/2027	160,000	156,770
Texas Instruments Inc 3.875% 3/15/2039	210,000	184,982
Texas Instruments Inc 4.5% 5/23/2030	360,000	365,641
Texas Instruments Inc 4.9% 3/14/2033	270,000	277,254
Texas Instruments Inc 5.05% 5/18/2063	210,000	188,620
Texas Instruments Inc 5.1% 5/23/2035	360,000	368,138
		19,798,875
Software - 0.6%
Adobe Inc 2.15% 2/1/2027	240,000	234,341
Adobe Inc 4.95% 4/4/2034	160,000	163,870
AppLovin Corp 5.125% 12/1/2029	150,000	153,408
AppLovin Corp 5.5% 12/1/2034	300,000	306,212
Autodesk Inc 2.85% 1/15/2030	140,000	132,156
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	181,304
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	89,101
Fortinet Inc 1% 3/15/2026	210,000	206,076
Microsoft Corp 2.4% 8/8/2026	520,000	512,400
Microsoft Corp 2.5% 9/15/2050	230,000	139,930
Microsoft Corp 2.525% 6/1/2050	1,270,000	776,382
Microsoft Corp 2.675% 6/1/2060	200,000	115,863
Microsoft Corp 2.921% 3/17/2052	170,000	111,242
Microsoft Corp 3.041% 3/17/2062	460,000	290,062
Microsoft Corp 3.3% 2/6/2027	1,650,000	1,638,024
Microsoft Corp 3.45% 8/8/2036	830,000	748,920
Microsoft Corp 3.5% 2/12/2035	180,000	169,196
Microsoft Corp 3.75% 2/12/2045	320,000	263,750
Microsoft Corp 5.3% 2/8/2041	280,000	291,289
Oracle Corp 2.65% 7/15/2026	100,000	98,606
Oracle Corp 2.875% 3/25/2031	820,000	751,817
Oracle Corp 3.25% 11/15/2027	600,000	588,484
Oracle Corp 3.25% 5/15/2030	110,000	104,841
Oracle Corp 3.6% 4/1/2040	610,000	483,543
Oracle Corp 3.6% 4/1/2050	210,000	143,615
Oracle Corp 3.8% 11/15/2037	340,000	290,020
Oracle Corp 3.85% 4/1/2060	650,000	434,087
Oracle Corp 3.9% 5/15/2035	100,000	90,176
Oracle Corp 3.95% 3/25/2051	200,000	144,306
Oracle Corp 4% 11/15/2047	388,000	293,163
Oracle Corp 4.1% 3/25/2061	880,000	616,851
Oracle Corp 4.125% 5/15/2045	110,000	86,450
Oracle Corp 4.2% 9/27/2029	1,300,000	1,296,611
Oracle Corp 4.3% 7/8/2034	100,000	94,990
Oracle Corp 4.375% 5/15/2055	200,000	152,213
Oracle Corp 4.5% 7/8/2044	120,000	100,014
Oracle Corp 4.7% 9/27/2034	600,000	580,005
Oracle Corp 4.9% 2/6/2033	260,000	260,102
Oracle Corp 5.375% 7/15/2040	270,000	261,299
Oracle Corp 5.375% 9/27/2054	150,000	133,611
Oracle Corp 5.5% 8/3/2035	150,000	152,895
Oracle Corp 6% 8/3/2055	340,000	332,139
Oracle Corp 6.125% 7/8/2039	114,000	119,120
Oracle Corp 6.125% 8/3/2065	210,000	203,873
Oracle Corp 6.25% 11/9/2032	150,000	162,075
Roper Technologies Inc 1% 9/15/2025	60,000	59,920
Roper Technologies Inc 1.4% 9/15/2027	60,000	56,858
Roper Technologies Inc 1.75% 2/15/2031	60,000	52,025
Roper Technologies Inc 2% 6/30/2030	400,000	359,147
Roper Technologies Inc 4.9% 10/15/2034	260,000	257,349
Roper Technologies Inc 5.1% 9/15/2035	150,000	149,635
Salesforce Inc 1.5% 7/15/2028	140,000	131,244
Salesforce Inc 1.95% 7/15/2031	100,000	88,555
Salesforce Inc 2.9% 7/15/2051	600,000	381,027
Salesforce Inc 3.7% 4/11/2028	140,000	139,582
Synopsys Inc 4.65% 4/1/2028	700,000	709,464
Synopsys Inc 4.85% 4/1/2030	170,000	173,408
Synopsys Inc 5% 4/1/2032	370,000	377,467
Synopsys Inc 5.15% 4/1/2035	170,000	171,475
Synopsys Inc 5.7% 4/1/2055	280,000	274,912
VMware LLC 1.4% 8/15/2026	690,000	670,886
VMware LLC 4.7% 5/15/2030	100,000	101,240
		18,652,626
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.7% 8/5/2031	280,000	246,048
Apple Inc 2.05% 9/11/2026	290,000	284,687
Apple Inc 2.375% 2/8/2041	920,000	644,210
Apple Inc 2.4% 8/20/2050	330,000	193,572
Apple Inc 2.55% 8/20/2060	110,000	62,362
Apple Inc 2.65% 2/8/2051	500,000	306,784
Apple Inc 2.65% 5/11/2050	330,000	204,372
Apple Inc 2.7% 8/5/2051	190,000	117,359
Apple Inc 2.8% 2/8/2061	590,000	345,201
Apple Inc 2.85% 8/5/2061	490,000	288,792
Apple Inc 2.95% 9/11/2049	180,000	119,519
Apple Inc 3% 11/13/2027	890,000	877,469
Apple Inc 3.35% 2/9/2027	240,000	238,330
Apple Inc 3.75% 11/13/2047	90,000	70,945
Apple Inc 3.75% 9/12/2047	110,000	86,284
Apple Inc 4% 5/10/2028	500,000	503,378
Apple Inc 4.3% 5/10/2033	1,000,000	1,007,634
Apple Inc 4.375% 5/13/2045	510,000	450,366
Apple Inc 4.45% 5/6/2044	100,000	91,775
Apple Inc 4.5% 2/23/2036	110,000	110,427
Apple Inc 4.65% 2/23/2046	201,000	183,855
Hewlett Packard Enterprise Co 1.75% 4/1/2026	180,000	177,297
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	271,632
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,108,000	1,108,057
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	265,449
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	144,072
Hewlett Packard Enterprise Co 5.6% 10/15/2054	350,000	323,217
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	50,000	53,537
HP Inc 2.65% 6/17/2031	330,000	296,362
HP Inc 3.4% 6/17/2030	250,000	237,849
HP Inc 4.2% 4/15/2032	140,000	134,963
HP Inc 5.5% 1/15/2033	100,000	102,729
		9,548,533
TOTAL INFORMATION TECHNOLOGY		58,966,683

Materials - 0.4%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	99,655
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	36,491
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	233,855
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	24,928
Air Products and Chemicals Inc 4.3% 6/11/2028	90,000	90,789
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	120,914
Air Products and Chemicals Inc 4.9% 10/11/2032	90,000	91,836
Albemarle Corp 4.65% 6/1/2027	160,000	160,023
Albemarle Corp 5.05% 6/1/2032	130,000	127,244
CF Industries Inc 5.375% 3/15/2044	240,000	224,279
Dow Chemical Co/The 2.1% 11/15/2030	450,000	397,402
Dow Chemical Co/The 3.6% 11/15/2050	290,000	191,228
Dow Chemical Co/The 4.375% 11/15/2042	100,000	80,247
Dow Chemical Co/The 5.15% 2/15/2034	220,000	218,659
Dow Chemical Co/The 5.25% 11/15/2041	130,000	117,255
Dow Chemical Co/The 5.55% 11/30/2048	80,000	71,943
Dow Chemical Co/The 6.9% 5/15/2053	170,000	178,519
Dow Chemical Co/The 7.375% 11/1/2029	110,000	121,977
DuPont de Nemours Inc 4.493% 11/15/2025	320,000	319,711
DuPont de Nemours Inc 4.725% 11/15/2028	240,000	244,782
DuPont de Nemours Inc 5.319% 11/15/2038	368,000	383,871
DuPont de Nemours Inc 5.419% 11/15/2048	90,000	90,545
Eastman Chemical Co 4.5% 12/1/2028	406,000	408,119
Eastman Chemical Co 4.8% 9/1/2042	80,000	68,982
Ecolab Inc 1.3% 1/30/2031	560,000	481,444
Ecolab Inc 2.125% 8/15/2050	150,000	80,610
Ecolab Inc 5% 9/1/2035	150,000	151,036
Ecolab Inc 5.5% 12/8/2041	100,000	101,131
Huntsman Intl LLC 2.95% 6/15/2031	100,000	85,499
Huntsman Intl LLC 4.5% 5/1/2029	120,000	115,454
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	130,399
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	77,393
Linde Inc/CT 2% 8/10/2050	100,000	52,015
Linde Inc/CT 3.2% 1/30/2026	230,000	228,975
LYB International Finance II BV 3.5% 3/2/2027	680,000	671,479
LYB International Finance III LLC 2.25% 10/1/2030	140,000	125,195
LYB International Finance III LLC 3.375% 10/1/2040	220,000	161,362
LYB International Finance III LLC 3.625% 4/1/2051	110,000	71,347
LYB International Finance III LLC 3.8% 10/1/2060	140,000	87,646
LYB International Finance III LLC 4.2% 5/1/2050	100,000	72,387
LYB International Finance III LLC 5.5% 3/1/2034	130,000	129,344
LYB International Finance III LLC 5.625% 5/15/2033	160,000	163,769
LyondellBasell Industries NV 4.625% 2/26/2055	140,000	107,624
Mosaic Co/The 4.05% 11/15/2027	170,000	169,130
Mosaic Co/The 5.45% 11/15/2033	150,000	153,932
Rohm and Haas Co 7.85% 7/15/2029	120,000	133,636
RPM International Inc 2.95% 1/15/2032	70,000	62,657
RPM International Inc 3.75% 3/15/2027	100,000	99,176
RPM International Inc 4.55% 3/1/2029	120,000	120,609
Sherwin-Williams Co/The 2.2% 3/15/2032	140,000	121,153
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	114,095
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	207,527
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	59,241
Sherwin-Williams Co/The 4% 12/15/2042	60,000	48,849
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	168,532
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	173,565
Westlake Corp 3.125% 8/15/2051	80,000	48,707
Westlake Corp 3.375% 6/15/2030	210,000	200,432
Westlake Corp 3.6% 8/15/2026	858,000	851,818
		9,930,422
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	200,000	205,370
CRH America Finance Inc 5.5% 1/9/2035	200,000	206,324
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	102,013
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	97,405
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	90,529
Martin Marietta Materials Inc 5.5% 12/1/2054	90,000	86,355
Vulcan Materials Co 4.7% 3/1/2048	120,000	103,789
Vulcan Materials Co 5.35% 12/1/2034	300,000	307,290
		1,199,075
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	199,154
Amcor Flexibles North America Inc 5.5% 3/17/2035	150,000	153,356
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	155,332
Avery Dennison Corp 2.65% 4/30/2030	140,000	129,921
Avery Dennison Corp 5.75% 3/15/2033	100,000	105,373
International Paper Co 4.4% 8/15/2047	50,000	40,647
International Paper Co 5% 9/15/2035	328,000	325,862
International Paper Co 5.15% 5/15/2046	110,000	98,983
International Paper Co 6% 11/15/2041	70,000	71,256
Packaging Corp of America 5.2% 8/15/2035	50,000	50,287
Packaging Corp of America 5.7% 12/1/2033	250,000	262,587
Sonoco Products Co 5% 9/1/2034	270,000	264,243
WestRock MWV LLC 8.2% 1/15/2030	200,000	230,111
WRKCo Inc 3.9% 6/1/2028	170,000	168,743
WRKCo Inc 4.9% 3/15/2029	140,000	142,931
		2,398,786
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	110,000
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	190,419
Freeport-McMoRan Inc 5.45% 3/15/2043	260,000	246,122
Newmont Corp 2.6% 7/15/2032	120,000	107,256
Newmont Corp 5.45% 6/9/2044	100,000	98,516
Nucor Corp 2.979% 12/15/2055	110,000	66,669
Nucor Corp 3.125% 4/1/2032	200,000	182,962
		1,001,944
TOTAL MATERIALS		14,530,227

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	317,780
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	180,873
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	200,000	198,854
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	351,102
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	90,482
Safehold GL Holdings LLC 5.65% 1/15/2035	150,000	151,514
Store Capital LLC 2.7% 12/1/2031	100,000	87,040
Store Capital LLC 4.5% 3/15/2028	200,000	198,869
VICI Properties LP 4.75% 2/15/2028	580,000	584,556
VICI Properties LP 5.125% 5/15/2032	140,000	140,488
VICI Properties LP 5.625% 4/1/2035	140,000	141,576
VICI Properties LP 6.125% 4/1/2054	190,000	184,613
WP Carey Inc 2.4% 2/1/2031	140,000	124,740
WP Carey Inc 2.45% 2/1/2032	130,000	112,656
		2,865,143
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	309,851
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	318,040
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	393,159
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	100,367
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	118,049
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	140,827
Healthpeak OP LLC 2.875% 1/15/2031	430,000	395,953
Healthpeak OP LLC 3% 1/15/2030	320,000	302,811
Healthpeak OP LLC 4.75% 1/15/2033	20,000	19,863
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	101,696
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	140,154
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	202,625
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	91,297
Ventas Realty LP 2.5% 9/1/2031	150,000	133,559
Ventas Realty LP 4% 3/1/2028	184,000	183,094
Ventas Realty LP 4.875% 4/15/2049	160,000	137,027
Ventas Realty LP 5% 1/15/2035	130,000	128,525
Welltower OP LLC 2.05% 1/15/2029	390,000	364,705
Welltower OP LLC 2.75% 1/15/2032	490,000	440,821
Welltower OP LLC 4.25% 4/15/2028	174,000	175,012
		4,197,435
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	130,000	138,207
Prologis LP 1.625% 3/15/2031	150,000	130,484
Prologis LP 1.75% 2/1/2031	340,000	298,542
Prologis LP 2.125% 10/15/2050	100,000	53,004
Prologis LP 2.125% 4/15/2027	170,000	165,012
Prologis LP 2.875% 11/15/2029	370,000	351,394
Prologis LP 4.625% 1/15/2033	100,000	99,730
Prologis LP 4.875% 6/15/2028	100,000	102,274
Prologis LP 5.125% 1/15/2034	100,000	102,187
Prologis LP 5.25% 3/15/2054	270,000	252,490
Prologis LP 5.25% 6/15/2053	100,000	93,510
		1,786,834
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	160,000	137,327
Boston Properties LP 2.75% 10/1/2026	100,000	98,259
Boston Properties LP 3.25% 1/30/2031	227,000	210,942
Boston Properties LP 3.4% 6/21/2029	230,000	220,405
Boston Properties LP 3.65% 2/1/2026	130,000	129,390
Boston Properties LP 4.5% 12/1/2028	280,000	280,173
Boston Properties LP 5.75% 1/15/2035	130,000	131,745
COPT Defense Properties LP 2.75% 4/15/2031	200,000	180,274
Highwoods Realty LP 4.125% 3/15/2028	140,000	137,922
Highwoods Realty LP 4.2% 4/15/2029	170,000	166,335
Kilroy Realty LP 2.65% 11/15/2033	100,000	80,813
Kilroy Realty LP 4.75% 12/15/2028	130,000	130,342
Kilroy Realty LP 5.875% 10/15/2035	40,000	39,811
Kilroy Realty LP 6.25% 1/15/2036	70,000	71,514
		2,015,252
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	150,000	152,082
CBRE Services Inc 5.5% 4/1/2029	140,000	145,204
CBRE Services Inc 5.95% 8/15/2034	100,000	106,205
Digital Realty Trust LP 3.7% 8/15/2027	370,000	367,100
Essex Portfolio LP 2.65% 3/15/2032	320,000	282,829
Essex Portfolio LP 3% 1/15/2030	230,000	217,337
Essex Portfolio LP 5.375% 4/1/2035	90,000	91,980
Extra Space Storage LP 3.9% 4/1/2029	520,000	511,873
Extra Space Storage LP 4% 6/15/2029	80,000	79,141
Extra Space Storage LP 4.95% 1/15/2033	150,000	150,485
Extra Space Storage LP 5.35% 1/15/2035	130,000	130,967
Extra Space Storage LP 5.4% 2/1/2034	100,000	101,886
Extra Space Storage LP 5.4% 6/15/2035	40,000	40,377
Mid-America Apartments LP 2.875% 9/15/2051	65,000	40,635
Mid-America Apartments LP 4.2% 6/15/2028	260,000	260,674
Mid-America Apartments LP 5% 3/15/2034	50,000	50,337
Tanger Properties LP 3.125% 9/1/2026	100,000	98,462
		2,827,574
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	270,000	177,117
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	92,421
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	375,640
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	168,005
AvalonBay Communities Inc 4.15% 7/1/2047	60,000	48,314
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	103,194
Camden Property Trust 2.8% 5/15/2030	170,000	159,452
Camden Property Trust 3.15% 7/1/2029	190,000	182,556
ERP Operating LP 1.85% 8/1/2031	240,000	209,794
ERP Operating LP 2.5% 2/15/2030	160,000	149,063
ERP Operating LP 3.5% 3/1/2028	160,000	157,795
ERP Operating LP 4.95% 6/15/2032	330,000	337,010
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	160,445
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	105,221
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	70,000	69,845
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	164,102
Sun Communities Operating LP 2.3% 11/1/2028	170,000	160,866
Sun Communities Operating LP 2.7% 7/15/2031	100,000	90,505
UDR Inc 2.1% 6/15/2033	100,000	81,800
UDR Inc 3% 8/15/2031	250,000	229,469
UDR Inc 3.2% 1/15/2030	100,000	95,682
		3,318,296
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	93,092
Agree LP 4.8% 10/1/2032	170,000	169,346
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	47,037
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	43,608
Brixmor Operating Partnership LP 4.125% 6/15/2026	170,000	169,509
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	193,640
Federal Realty OP LP 1.25% 2/15/2026	200,000	196,846
Federal Realty OP LP 5.375% 5/1/2028	290,000	298,171
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	579,165
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	212,589
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	118,136
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	197,162
Kite Realty Group LP 5.2% 8/15/2032	100,000	101,606
Kite Realty Group LP 5.5% 3/1/2034	70,000	71,597
NNN REIT Inc 3% 4/15/2052	200,000	122,483
NNN REIT Inc 3.6% 12/15/2026	530,000	526,571
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	107,379
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	40,000	40,824
Realty Income Corp 2.85% 12/15/2032	338,000	300,471
Realty Income Corp 3% 1/15/2027	640,000	630,053
Realty Income Corp 3.2% 2/15/2031	160,000	150,290
Realty Income Corp 3.25% 1/15/2031	238,000	225,012
Realty Income Corp 4.9% 7/15/2033	150,000	150,680
Regency Centers LP 3.7% 6/15/2030	150,000	146,205
Regency Centers LP 5.1% 1/15/2035	200,000	200,657
Regency Centers LP 5.25% 1/15/2034	130,000	133,030
Simon Property Group LP 2.2% 2/1/2031	250,000	223,788
Simon Property Group LP 2.65% 2/1/2032	130,000	115,912
Simon Property Group LP 2.65% 7/15/2030	138,000	128,339
Simon Property Group LP 3.375% 12/1/2027	150,000	148,116
Simon Property Group LP 3.5% 9/1/2025	230,000	229,911
Simon Property Group LP 4.25% 10/1/2044	120,000	100,014
Simon Property Group LP 4.25% 11/30/2046	116,000	95,241
Simon Property Group LP 4.375% 10/1/2030	70,000	70,179
Simon Property Group LP 4.75% 3/15/2042	110,000	99,381
Simon Property Group LP 4.75% 9/26/2034	120,000	117,959
Simon Property Group LP 5.125% 10/1/2035	200,000	199,918
Simon Property Group LP 5.85% 3/8/2053	130,000	129,872
Simon Property Group LP 6.25% 1/15/2034	160,000	175,050
		7,058,839
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	120,000	119,840
American Tower Corp 2.1% 6/15/2030	120,000	107,924
American Tower Corp 2.7% 4/15/2031	360,000	326,560
American Tower Corp 3.1% 6/15/2050	120,000	77,793
American Tower Corp 3.125% 1/15/2027	950,000	935,663
American Tower Corp 3.6% 1/15/2028	70,000	69,058
American Tower Corp 3.7% 10/15/2049	150,000	108,588
American Tower Corp 3.8% 8/15/2029	100,000	98,001
American Tower Corp 5.25% 7/15/2028	470,000	483,497
American Tower Corp 5.4% 1/31/2035	30,000	30,791
American Tower Corp 5.65% 3/15/2033	370,000	386,423
Crown Castle Inc 2.25% 1/15/2031	100,000	88,560
Crown Castle Inc 3.25% 1/15/2051	190,000	124,412
Crown Castle Inc 3.3% 7/1/2030	480,000	453,332
Crown Castle Inc 3.65% 9/1/2027	464,000	458,277
Crown Castle Inc 5.1% 5/1/2033	280,000	280,725
Crown Castle Inc 5.2% 9/1/2034	330,000	329,709
CubeSmart LP 3% 2/15/2030	210,000	198,073
EPR Properties 3.75% 8/15/2029	130,000	124,848
EPR Properties 4.5% 6/1/2027	210,000	209,341
EPR Properties 4.75% 12/15/2026	130,000	130,116
Equinix Inc 1.45% 5/15/2026	200,000	195,871
Equinix Inc 2.5% 5/15/2031	210,000	188,350
Equinix Inc 3.9% 4/15/2032	250,000	238,021
Public Storage Operating Co 4.375% 7/1/2030	50,000	50,312
Public Storage Operating Co 5% 7/1/2035	30,000	29,938
Public Storage Operating Co 5.1% 8/1/2033	580,000	597,921
Weyerhaeuser Co 4% 11/15/2029	270,000	266,884
Weyerhaeuser Co 4% 4/15/2030	280,000	275,873
Weyerhaeuser Co 6.95% 10/1/2027	150,000	158,104
		7,142,805
TOTAL REAL ESTATE		31,212,178

Utilities - 2.2%
Electric Utilities - 1.8%
AEP Texas Inc 3.45% 5/15/2051	70,000	46,576
AEP Texas Inc 3.8% 10/1/2047	80,000	58,783
AEP Texas Inc 4.15% 5/1/2049	120,000	91,216
AEP Texas Inc 5.25% 5/15/2052	100,000	88,882
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	61,286
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	101,937
AEP Transmission Co LLC 5.375% 6/15/2035	340,000	348,300
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	95,796
Alabama Power Co 1.45% 9/15/2030	800,000	701,354
Alabama Power Co 3% 3/15/2052	170,000	108,888
Alabama Power Co 3.45% 10/1/2049	330,000	233,349
Alabama Power Co 5.85% 11/15/2033	190,000	202,972
American Electric Power Co Inc 2.3% 3/1/2030	120,000	109,894
American Electric Power Co Inc 3.25% 3/1/2050	174,000	113,589
American Electric Power Co Inc 4.3% 12/1/2028	194,000	194,996
American Electric Power Co Inc 6.95% 12/15/2054 (b)	140,000	148,842
Appalachian Power Co 3.7% 5/1/2050	100,000	70,213
Appalachian Power Co 4.5% 8/1/2032	140,000	138,178
Appalachian Power Co 5.65% 4/1/2034	120,000	124,238
Appalachian Power Co 7% 4/1/2038	100,000	112,246
Arizona Public Service Co 2.6% 8/15/2029	160,000	150,177
Arizona Public Service Co 3.35% 5/15/2050	200,000	136,293
Arizona Public Service Co 4.2% 8/15/2048	100,000	78,662
Arizona Public Service Co 5.55% 8/1/2033	160,000	165,839
Arizona Public Service Co 5.9% 8/15/2055	130,000	129,509
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	75,462
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	159,074
Baltimore Gas and Electric Co 4.55% 6/1/2052	100,000	84,277
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	237,076
Baltimore Gas and Electric Co 5.45% 6/1/2035	60,000	61,826
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	63,290
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	47,679
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	185,000	150,049
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	255,989
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	333,989
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	130,000	128,899
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	42,808
Commonwealth Edison Co 2.55% 6/15/2026	470,000	464,308
Commonwealth Edison Co 2.75% 9/1/2051	330,000	197,584
Commonwealth Edison Co 3% 3/1/2050	200,000	128,695
Commonwealth Edison Co 3.2% 11/15/2049	120,000	80,460
Commonwealth Edison Co 4% 3/1/2048	208,000	164,095
Commonwealth Edison Co 6.45% 1/15/2038	240,000	266,369
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	47,271
Connecticut Light and Power Co/The 4.15% 6/1/2045	160,000	131,331
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	112,077
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	1,170,000	1,148,527
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	270,000	261,704
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	166,008
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	77,766
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	189,390
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	177,443
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	331,232
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	340,900
Consolidated Edison Co of New York Inc 5.7% 6/15/2040	90,000	92,290
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	156,844
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	325,445
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	125,014
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	40,113
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	203,454
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	52,936
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	153,747
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	103,408
Dominion Energy South Carolina Inc 6.25% 10/15/2053	50,000	53,710
DTE Electric Co 2.95% 3/1/2050	80,000	51,910
DTE Electric Co 3% 3/1/2032	180,000	165,659
DTE Electric Co 3.25% 4/1/2051	240,000	163,893
DTE Electric Co 3.65% 3/1/2052	190,000	137,688
DTE Electric Co 3.95% 3/1/2049	56,000	43,806
DTE Electric Co 4.05% 5/15/2048	100,000	80,630
DTE Electric Co 5.2% 3/1/2034	110,000	113,171
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	80,825
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	269,899
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	116,010
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	186,262
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	163,713
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	147,995
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	112,139
Duke Energy Corp 2.45% 6/1/2030	200,000	183,859
Duke Energy Corp 3.15% 8/15/2027	352,000	345,773
Duke Energy Corp 3.3% 6/15/2041	515,000	388,045
Duke Energy Corp 3.75% 9/1/2046	110,000	81,988
Duke Energy Corp 4.2% 6/15/2049	310,000	239,593
Duke Energy Corp 5% 8/15/2052	100,000	87,222
Duke Energy Corp 5.45% 6/15/2034	140,000	144,526
Duke Energy Corp 6.1% 9/15/2053	50,000	50,792
Duke Energy Corp 6.45% 9/1/2054 (b)	150,000	155,306
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	237,515
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	112,234
Duke Energy Florida LLC 6.35% 9/15/2037	100,000	109,427
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	398,725
Duke Energy Indiana LLC 5.9% 5/15/2055	100,000	101,793
Duke Energy Indiana LLC 6.12% 10/15/2035	70,000	75,736
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	187,034
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	121,661
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	190,749
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	206,648
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	52,368
Duke Energy Ohio Inc 5.55% 3/15/2054	50,000	48,547
Duke Energy Progress LLC 2% 8/15/2031	270,000	237,341
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	587,639
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	109,097
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	181,390
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	148,780
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	103,333
Edison International 4.125% 3/15/2028	320,000	314,811
Edison International 6.95% 11/15/2029	70,000	74,277
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	67,934
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	72,331
Entergy Corp 0.9% 9/15/2025	500,000	499,340
Entergy Corp 2.4% 6/15/2031	120,000	107,052
Entergy Corp 3.75% 6/15/2050	190,000	135,277
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	481,506
Entergy Louisiana LLC 4% 3/15/2033	190,000	180,197
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	160,498
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	341,825
Entergy Mississippi LLC 5% 9/1/2033	100,000	101,080
Entergy Mississippi LLC 5.8% 4/15/2055	80,000	79,643
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	79,332
Entergy Tex Inc 3.55% 9/30/2049	294,000	207,617
Entergy Tex Inc 5.25% 4/15/2035	60,000	61,049
Evergy Kansas Central Inc 5.25% 3/15/2035	500,000	506,525
Evergy Metro Inc 5.125% 8/15/2035	70,000	69,957
Eversource Energy 1.65% 8/15/2030	100,000	87,718
Eversource Energy 2.55% 3/15/2031	200,000	180,273
Eversource Energy 3.45% 1/15/2050	120,000	83,376
Eversource Energy 4.75% 5/15/2026	270,000	270,624
Eversource Energy 5.45% 3/1/2028	250,000	257,121
Eversource Energy 5.95% 7/15/2034	110,000	115,386
Exelon Corp 3.35% 3/15/2032	190,000	176,398
Exelon Corp 4.05% 4/15/2030	650,000	642,940
Exelon Corp 4.45% 4/15/2046	125,000	103,964
Exelon Corp 4.7% 4/15/2050	110,000	91,686
Exelon Corp 5.1% 6/15/2045	160,000	146,182
Exelon Corp 5.875% 3/15/2055	110,000	108,768
FirstEnergy Corp 1.6% 1/15/2026	97,000	95,851
FirstEnergy Corp 2.25% 9/1/2030	150,000	134,700
FirstEnergy Corp 4.85% 7/15/2047 (e)	150,000	128,940
Florida Power & Light Co 2.875% 12/4/2051	190,000	118,776
Florida Power & Light Co 3.95% 3/1/2048	160,000	126,798
Florida Power & Light Co 3.99% 3/1/2049	133,000	104,096
Florida Power & Light Co 4.05% 10/1/2044	170,000	139,699
Florida Power & Light Co 4.05% 6/1/2042	210,000	175,970
Florida Power & Light Co 4.125% 2/1/2042	405,000	344,156
Florida Power & Light Co 5.3% 6/15/2034	300,000	310,231
Florida Power & Light Co 5.6% 6/15/2054	130,000	128,762
Florida Power & Light Co 5.625% 4/1/2034	140,000	148,876
Florida Power & Light Co 5.7% 3/15/2055	100,000	100,106
Georgia Power Co 2.65% 9/15/2029	640,000	605,416
Georgia Power Co 4.65% 5/16/2028	170,000	172,515
Georgia Power Co 4.95% 5/17/2033	340,000	344,148
Georgia Power Co 5.2% 3/15/2035	440,000	446,626
Georgia Power Co 5.25% 3/15/2034	100,000	102,499
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	51,881
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	89,626
Interstate Power and Light Co 2.3% 6/1/2030	104,000	94,838
Interstate Power and Light Co 4.1% 9/26/2028	260,000	260,117
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	70,593
ITC Holdings Corp 3.25% 6/30/2026	220,000	217,862
ITC Holdings Corp 5.3% 7/1/2043	35,000	32,667
Jersey Central Power & Light Co 5.1% 1/15/2035	120,000	119,897
Kentucky Utilities Co 5.125% 11/1/2040	170,000	165,284
Kentucky Utilities Co 5.85% 8/15/2055	80,000	79,419
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	47,689
Louisville Gas and Electric Co 5.85% 8/15/2055	50,000	49,615
MidAmerican Energy Co 3.65% 8/1/2048	280,000	207,604
MidAmerican Energy Co 3.95% 8/1/2047	100,000	78,460
MidAmerican Energy Co 4.25% 7/15/2049	100,000	80,920
MidAmerican Energy Co 5.35% 1/15/2034	200,000	207,580
MidAmerican Energy Co 5.8% 10/15/2036	110,000	117,597
Mississippi Power Co 3.95% 3/30/2028	120,000	119,889
Mississippi Power Co 4.25% 3/15/2042	50,000	43,022
National Grid USA 5.803% 4/1/2035	60,000	61,626
Nevada Power Co 3.125% 8/1/2050	150,000	95,246
Nevada Power Co 6% 3/15/2054	70,000	70,619
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	290,761
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	350,677
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	68,095
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	915,329
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	81,303
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	245,328
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	132,922
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025	310,000	309,962
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	220,000	219,136
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	580,000	612,775
Northern States Power Co/MN 2.6% 6/1/2051	187,000	112,284
Northern States Power Co/MN 3.2% 4/1/2052	80,000	54,374
Northern States Power Co/MN 4% 8/15/2045	110,000	89,123
Northern States Power Co/MN 5.05% 5/15/2035	400,000	404,305
Northern States Power Co/MN 5.65% 5/15/2055	200,000	198,347
NSTAR Electric Co 3.1% 6/1/2051	100,000	65,869
NSTAR Electric Co 4.95% 9/15/2052	100,000	88,928
NSTAR Electric Co 5.2% 3/1/2035	210,000	213,283
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	70,315
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	44,386
Oglethorpe Power Corp 5.375% 11/1/2040	120,000	117,002
Oglethorpe Power Corp 5.8% 6/1/2054	100,000	96,535
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	113,510
Ohio Edison Co 6.875% 7/15/2036	70,000	79,312
Ohio Power Co 4% 6/1/2049	200,000	149,593
Ohio Power Co 5% 6/1/2033	100,000	100,580
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,448
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	77,212
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	289,531
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	78,998
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	149,004
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	123,726
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)	200,000	205,603
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	96,915
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	240,825
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (c)	50,000	50,003
Pacific Gas and Electric Co 2.5% 2/1/2031	445,000	394,642
Pacific Gas and Electric Co 3.15% 1/1/2026	110,000	109,335
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	73,952
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	198,035
Pacific Gas and Electric Co 4.5% 7/1/2040	130,000	110,945
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	745,758
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	306,464
Pacific Gas and Electric Co 4.95% 7/1/2050	230,000	190,443
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	196,022
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	122,704
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	311,986
Pacific Gas and Electric Co 6.1% 1/15/2029	860,000	897,398
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	105,057
Pacific Gas and Electric Co 6.15% 3/1/2055	180,000	174,176
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	92,976
Pacific Gas and Electric Co 6.75% 1/15/2053	490,000	505,817
PacifiCorp 2.9% 6/15/2052	100,000	58,924
PacifiCorp 4.15% 2/15/2050	250,000	189,405
PacifiCorp 5.3% 2/15/2031	110,000	114,114
PacifiCorp 5.35% 12/1/2053	140,000	125,216
PacifiCorp 5.5% 5/15/2054	160,000	146,307
PacifiCorp 5.8% 1/15/2055	270,000	255,325
PacifiCorp 6% 1/15/2039	330,000	340,215
PacifiCorp 7.375% 9/15/2055 (b)	110,000	114,143
PECO Energy Co 3.7% 9/15/2047	220,000	165,458
PECO Energy Co 4.6% 5/15/2052	210,000	180,502
PECO Energy Co 4.9% 6/15/2033	230,000	233,867
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	137,733
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	248,031
Potomac Electric Power Co 4.15% 3/15/2043	110,000	91,437
Potomac Electric Power Co 6.5% 11/15/2037	60,000	66,943
PPL Capital Funding Inc 4% 9/15/2047	90,000	63,633
PPL Electric Utilities Corp 3% 10/1/2049	70,000	45,603
PPL Electric Utilities Corp 5% 5/15/2033	100,000	102,118
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	94,753
PPL Electric Utilities Corp 5.55% 8/15/2055	210,000	205,195
Progress Energy Inc 7.75% 3/1/2031	240,000	278,038
Public Service Co of Colorado 3.2% 3/1/2050	210,000	137,981
Public Service Co of Colorado 5.25% 4/1/2053	120,000	109,179
Public Service Co of Colorado 5.35% 5/15/2034	160,000	162,823
Public Service Co of Colorado 5.85% 5/15/2055	240,000	236,584
Public Service Co of Colorado 6.25% 9/1/2037	130,000	140,119
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	145,801
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	160,444
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	102,144
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	74,579
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	201,657
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	75,096
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	102,162
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	119,352
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	196,360
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	123,478
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	165,221
Public Service Electric and Gas Co 5.5% 3/1/2055	100,000	97,653
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	56,482
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	146,708
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	255,819
Southern California Edison Co 2.95% 2/1/2051	250,000	151,329
Southern California Edison Co 3.65% 2/1/2050	410,000	282,259
Southern California Edison Co 3.65% 6/1/2051	110,000	74,817
Southern California Edison Co 3.9% 3/15/2043	230,000	176,276
Southern California Edison Co 4.05% 3/15/2042	160,000	126,287
Southern California Edison Co 4.125% 3/1/2048	285,000	215,225
Southern California Edison Co 4.65% 10/1/2043	158,000	132,891
Southern California Edison Co 4.9% 6/1/2026	410,000	411,294
Southern California Edison Co 5.75% 4/15/2054	170,000	159,097
Southern California Edison Co 6.05% 3/15/2039	100,000	102,649
Southern Co/The 3.25% 7/1/2026	765,000	758,067
Southern Co/The 3.7% 4/30/2030	150,000	146,394
Southern Co/The 4% 1/15/2051 (b)	340,000	338,782
Southern Co/The 4.4% 7/1/2046	383,000	318,162
Southern Co/The 6.375% 3/15/2055 (b)	40,000	41,853
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	41,907
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	50,911
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	193,020
Southwestern Public Service Co 4.5% 8/15/2041	160,000	140,289
Tampa Electric Co 3.625% 6/15/2050	140,000	99,779
Tampa Electric Co 4.3% 6/15/2048	60,000	48,834
Tampa Electric Co 4.45% 6/15/2049	140,000	115,151
Tampa Electric Co 4.9% 3/1/2029	170,000	174,015
Tucson Electric Power Co 1.5% 8/1/2030	100,000	87,042
Tucson Electric Power Co 5.5% 4/15/2053	90,000	84,686
Union Electric Co 2.625% 3/15/2051	140,000	82,818
Union Electric Co 2.95% 3/15/2030	170,000	161,860
Union Electric Co 3.9% 4/1/2052	120,000	90,695
Union Electric Co 4% 4/1/2048	100,000	78,378
Union Electric Co 5.45% 3/15/2053	100,000	95,604
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	96,557
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	112,314
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	89,743
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	135,940
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	176,892
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	83,755
Virginia Electric and Power Co 5% 4/1/2033	100,000	101,401
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	302,636
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	246,902
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	75,725
Virginia Electric and Power Co 6% 5/15/2037	120,000	127,753
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	212,621
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	461,491
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	99,310
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	114,925
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	171,470
Wisconsin Power and Light Co 6.375% 8/15/2037	60,000	65,909
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	91,619
Xcel Energy Inc 3.35% 12/1/2026	316,000	312,408
Xcel Energy Inc 3.4% 6/1/2030	73,000	69,906
Xcel Energy Inc 3.5% 12/1/2049	100,000	68,239
Xcel Energy Inc 5.45% 8/15/2033	70,000	71,536
		55,133,212
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	61,044
Atmos Energy Corp 3.375% 9/15/2049	200,000	138,053
Atmos Energy Corp 4.125% 10/15/2044	210,000	174,500
Atmos Energy Corp 5.45% 10/15/2032	140,000	146,821
Atmos Energy Corp 5.5% 6/15/2041	100,000	100,812
Atmos Energy Corp 5.9% 11/15/2033	150,000	161,532
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	88,104
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	78,416
CenterPoint Energy Resources Corp 5.4% 3/1/2033	11,000	11,265
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	163,658
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	312,738
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	306,755
ONE Gas Inc 2% 5/15/2030	260,000	236,397
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	197,961
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	200,000	133,866
Southern California Gas Co 2.55% 2/1/2030	210,000	195,643
Southern California Gas Co 3.75% 9/15/2042	50,000	38,963
Southern California Gas Co 4.3% 1/15/2049	130,000	103,834
Southern California Gas Co 5.05% 9/1/2034	100,000	100,880
Southern California Gas Co 5.2% 6/1/2033	310,000	316,567
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	157,939
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	92,443
Southern Co Gas Capital Corp 4.95% 9/15/2034	90,000	89,617
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	105,187
Southwest Gas Corp 3.18% 8/15/2051	100,000	66,258
Southwest Gas Corp 5.45% 3/23/2028	165,000	169,713
		3,748,966
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	230,000	206,073
AES Corp/The 5.45% 6/1/2028	110,000	112,577
AES Corp/The 5.8% 3/15/2032	60,000	61,734
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	196,319
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	106,355
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	54,234
Constellation Energy Generation LLC 6.5% 10/1/2053	230,000	247,880
Southern Power Co 5.25% 7/15/2043	90,000	84,803
		1,069,975
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031	250,000	238,872
Ameren Corp 5.375% 3/15/2035	100,000	101,598
Ameren Illinois Co 4.5% 3/15/2049	210,000	177,208
Ameren Illinois Co 4.95% 6/1/2033	210,000	213,604
Ameren Illinois Co 5.55% 7/1/2054	160,000	156,886
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	138,487
Berkshire Hathaway Energy Co 2.85% 5/15/2051	120,000	73,260
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	441,688
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	82,424
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	155,102
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	83,016
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	71,277
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	127,678
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	118,594
CenterPoint Energy Inc 2.95% 3/1/2030	120,000	112,680
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	150,000	157,223
CMS Energy Corp 4.75% 6/1/2050 (b)	100,000	96,709
CMS Energy Corp 6.5% 6/1/2055 (b)	150,000	153,007
Consumers Energy Co 2.65% 8/15/2052	115,000	69,202
Consumers Energy Co 3.1% 8/15/2050	200,000	133,006
Consumers Energy Co 4.35% 4/15/2049	210,000	174,331
Consumers Energy Co 4.625% 5/15/2033	160,000	158,835
Dominion Energy Inc 3.375% 4/1/2030	660,000	633,304
Dominion Energy Inc 4.85% 8/15/2052	380,000	320,174
Dominion Energy Inc 5.25% 8/1/2033	230,000	232,909
Dominion Energy Inc 6% 2/15/2056 (b)	150,000	151,458
Dominion Energy Inc 6.625% 5/15/2055 (b)	220,000	225,371
Dominion Energy Inc 7% 6/1/2054 (b)	100,000	107,024
DTE Energy Co 2.85% 10/1/2026	200,000	197,107
DTE Energy Co 3.8% 3/15/2027	90,000	89,146
DTE Energy Co 5.2% 4/1/2030	180,000	185,537
DTE Energy Co 5.85% 6/1/2034	150,000	157,518
NiSource Inc 1.7% 2/15/2031	510,000	441,663
NiSource Inc 3.49% 5/15/2027	442,000	437,343
NiSource Inc 3.6% 5/1/2030	90,000	87,214
NiSource Inc 4.375% 5/15/2047	60,000	49,490
NiSource Inc 5% 6/15/2052	70,000	61,652
NiSource Inc 5.85% 4/1/2055	250,000	245,829
NiSource Inc 5.95% 6/15/2041	110,000	111,779
NiSource Inc 6.95% 11/30/2054 (b)	130,000	135,173
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	87,326
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	237,216
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,629
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	53,620
Puget Energy Inc 4.1% 6/15/2030	253,000	246,648
Puget Energy Inc 5.725% 3/15/2035	50,000	50,858
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	137,971
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	101,207
San Diego Gas & Electric Co 4.15% 5/15/2048	220,000	175,001
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	158,483
Sempra 3.4% 2/1/2028	50,000	48,964
Sempra 3.7% 4/1/2029	170,000	166,634
Sempra 3.8% 2/1/2038	270,000	227,473
Sempra 4% 2/1/2048	136,000	101,801
Sempra 4.125% 4/1/2052 (b)	100,000	96,916
Sempra 6.4% 10/1/2054 (b)	100,000	98,707
Sempra 6.875% 10/1/2054 (b)	250,000	253,686
WEC Energy Group Inc 4.75% 1/15/2028	200,000	203,067
		9,653,585
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	196,249
American Water Capital Corp 2.95% 9/1/2027	430,000	421,301
American Water Capital Corp 3.45% 5/1/2050	130,000	91,345
American Water Capital Corp 3.75% 9/1/2047	413,000	312,592
American Water Capital Corp 4.3% 12/1/2042	100,000	85,174
American Water Capital Corp 4.3% 9/1/2045	100,000	85,032
American Water Capital Corp 5.15% 3/1/2034	100,000	102,315
		1,294,008
TOTAL UTILITIES		70,899,746

TOTAL UNITED STATES		682,614,078
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $863,161,471)		828,960,792

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (b)(h) (Cost $218,926)	210,000	227,560

U.S. Government Agency - Mortgage Securities - 24.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.9%
Fannie Mae 2% 2/1/2038	682,821	626,539
Fannie Mae 2% 2/1/2052	405,451	328,219
Fannie Mae 2% 3/1/2038	269,034	246,774
Fannie Mae 2% 4/1/2052	478,520	386,771
Fannie Mae 2.5% 11/1/2032	121,428	116,603
Fannie Mae 3% 3/1/2050	19,951	17,590
Fannie Mae 5.5% 1/1/2055	1,382,759	1,403,744
Fannie Mae 5.5% 4/1/2053	730,394	736,617
Fannie Mae 6% 12/1/2054	459,081	469,177
Fannie Mae 6% 7/1/2054	29,346	30,009
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	535,603	478,603
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	375,680	285,010
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,692,302	2,408,306
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,789,176	2,116,014
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,014,794	769,876
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	673,669	602,607
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	326,373	291,946
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	133,505	101,493
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	180,096	136,630
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	126,900	96,273
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	362,837	324,223
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	162,754	146,298
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	2,080,914	1,581,941
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	263,641	200,012
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,299,532	1,165,700
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	169,519	128,606
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	459,898	348,903
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	282,703	252,618
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	948,803	719,811
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	673,153	510,689
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	76,951	68,761
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	30,930	23,465
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	301,679	277,850
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	65,460	60,371
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,186,774	1,088,953
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	2,079,836	1,666,763
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,505,772	1,196,831
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	256,839	206,069
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	110,338	88,424
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,845,611	2,267,110
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	797,966	636,491
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	718,571	571,590
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	97,634	77,877
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	33,956	27,085
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	85,913	79,288
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	677,996	543,976
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	526,065	422,077
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	154,855	123,761
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	181,667	172,800
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,652,226	2,434,443
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,982,642	7,178,965
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,005,283	3,201,039
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,066,146	849,403
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	451,128	360,543
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,631,030	1,502,198
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	141,080	129,496
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,781,516	7,045,665
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	442,218	355,081
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	54,028	43,349
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,544,207	1,245,236
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,158,443	937,779
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,080,218	873,104
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	420,263	334,825
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	62,793	49,979
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,346,026	2,152,653
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,882,582	3,111,469
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,432,952	1,139,400
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	910,938	731,157
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	331,452	265,623
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	75,481	60,443
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	29,925	23,832
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	395,583	317,511
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	78,335	62,581
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	968,336	888,520
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	115,710	106,462
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	26,433	24,345
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	144,856	116,358
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,989,642	3,172,330
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,128,110	903,353
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	929,276	740,067
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	803,334	644,538
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	28,673	22,799
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,554,390	2,829,576
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	421,491	341,467
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	227,316	181,033
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	3,030,818	2,781,000
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	19,527	17,911
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,028,864	7,230,013
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	936,895	744,625
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,897	19,789
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,743,453	3,795,434
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,575,777	1,253,459
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	126,645	116,404
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	535,327	491,202
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,378,961	1,096,469
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	11,113	10,916
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	661,089	606,805
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	1,313,281	1,045,886
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	26,944	24,715
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,192,132	957,228
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	352,552	283,083
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	210,083	168,687
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	114,479	92,172
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,295,106	1,842,865
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	344,146	276,118
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	57,158	45,806
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	704,227	645,961
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	869,463	797,797
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	846,675	776,888
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	606,097	486,668
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	572,773	459,911
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	72,458	58,180
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	997,467	794,375
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	13,672	12,605
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	176,868	162,400
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,400,219	1,124,749
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	632,311	507,322
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	303,810	243,945
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	16,873	13,537
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	16,259	15,635
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	689,567	577,175
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,390,831	7,804,464
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	929,265	772,577
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	345,739	292,628
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	300,089	251,928
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	278,560	235,769
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	187,736	158,897
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	120,654	114,650
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	414,280	388,616
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,276,123	1,897,478
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,034,792	1,699,963
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	415,899	349,151
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	99,145	95,754
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	47,276	45,640
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	134,824	129,693
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	17,129	16,506
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	78,091	74,205
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	975,024	914,622
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	242,526	202,618
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	21,573	17,936
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	25,871	24,861
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	23,321	22,434
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	294,765	279,360
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	71,754	68,183
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,455,705	2,055,450
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,543,848	1,292,217
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	361,307	306,370
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,461,617	1,227,500
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,271,001	1,070,196
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	907,977	754,595
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	841,888	702,565
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	483,833	402,100
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	227,465	190,817
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	149,084	123,946
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	77,025	75,607
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	16,570	15,928
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	75,873	65,119
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	224,666	186,924
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	196,695	166,480
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	66,034	54,879
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	20,069	16,748
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	1,005,417	943,446
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	268,939	252,362
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	537,443	449,509
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	273,219	228,516
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,854,863	2,382,412
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	87,510	85,485
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	25,712	24,699
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	18,664	17,877
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	156,911	147,877
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	223,423	213,562
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	82,466	77,486
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,625,243	1,359,330
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	863,715	718,080
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	64,962	54,171
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	219,270	206,783
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	6,129	5,264
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	32,482	26,985
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,610,328	3,870,418
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,673,169	2,235,799
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,287,193	1,900,824
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	44,193	36,879
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	120,953	116,238
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	296,203	280,168
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,290,905	1,214,565
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,758,867	1,471,091
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	74,816	62,177
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	714,793	596,056
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	448,381	372,778
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	6,002	5,737
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	97,847	92,550
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	218,783	205,229
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	505,098	426,876
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	115,046	96,582
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,119,137	936,029
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	3,977,617	3,306,933
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	310,591	258,220
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	51,821	50,104
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	17,224	16,552
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	355,111	335,886
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	176,342	166,795
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	32,072	27,055
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,631,799	1,366,853
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,142,930	957,359
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	853,828	709,860
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	242,026	201,519
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	62,211	61,614
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	154,795	149,733
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	139,696	129,405
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	209,345	191,028
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	394,570	352,063
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,377	7,475
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	621,484	545,792
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	113,434	99,618
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	219,543	192,255
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	12,532	12,278
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,280	3,195
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	74,790	72,321
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	44,614	40,691
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	515,990	470,699
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	158,189	141,296
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	195,027	171,396
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	117,800	104,263
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	91,668	80,961
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	22,353	19,645
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	94,828	92,361
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,991	3,894
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	11,161	10,877
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	88,973	81,172
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	374,344	334,367
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	314,320	286,871
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	93,607	85,519
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	23,276	20,768
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	23,222	20,743
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	69,107	61,359
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	88,578	77,845
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	32,322	32,024
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	175,287	169,555
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,775	25,320
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	51,978	46,379
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	293,931	258,132
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	84,025	74,448
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	900,706	786,785
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	7,862	7,653
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,285,298	1,251,306
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	87,192	84,977
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	30,977	29,897
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	519,117	473,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	496,247	452,133
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	74,179	67,635
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	36,946	32,804
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	586,751	514,739
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,096,236	3,590,947
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,232,466	1,069,267
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	821,817	716,333
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	79,197	77,089
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	5,375	5,187
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,596	6,024
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	609,858	537,679
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	314,104	275,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	240,436	210,556
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	215,034	189,584
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	143,953	126,916
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	23,972	21,135
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	587,287	509,887
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	399,999	346,783
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	230,436	200,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	82,177	71,295
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	22,363	19,402
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	117,540	114,658
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	66,005	64,234
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	5,959	5,803
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	21,197	20,457
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	162,228	147,941
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	2,127,257	1,942,234
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	197,039	175,812
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	143,944	131,031
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	707,218	645,385
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	658,578	602,034
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	985,083	864,185
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	61,619	54,326
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	536,982	465,877
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	527,636	458,758
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	478,164	415,744
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	23,273	20,177
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	108,789	106,737
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	74,991	72,945
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	2,225,519	2,120,687
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	232,865	212,457
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	556,050	488,675
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	386,217	339,179
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,781,747	2,413,396
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,239,133	1,959,428
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	469,625	407,693
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	149,689	130,102
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	13,038	12,682
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	12,376	12,046
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	81,122	78,216
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	79,633	76,879
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	27,770	24,805
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,213,632	1,052,927
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	242,740	210,597
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	223,013	194,388
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	245,953	237,833
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	313,715	285,773
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,639,350	2,357,488
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	680,423	596,490
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	1,567,949	1,359,346
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	79,608	77,588
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	174,808	159,330
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,674,139	1,506,700
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,329	3,866
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	347,857	305,817
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	339,724	298,030
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,932	9,728
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	231,764	211,416
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	307,190	280,227
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	75,604	67,531
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	91,371	81,613
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	227,491	199,997
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	96,451	85,277
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	615,100	533,458
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,321	1,314
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	26,525	25,968
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	22,072	21,609
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	485,230	471,249
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	459,007	432,939
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	18,130	16,808
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	19,131	17,682
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	12,107	11,190
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	77,231	71,091
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	50,665	46,638
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	164,753	149,918
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	208,118	192,614
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	104,624	96,830
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	170,359	157,561
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	635,381	589,040
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	14,483	13,332
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,809	11,791
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	70,034	64,247
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	835	831
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	17,770	17,397
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	94,144	87,013
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	868,606	799,554
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	57,950	53,343
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	88,169	86,593
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	159,345	146,677
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	29,567	29,276
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	24,553	24,222
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,367	3,295
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	639,763	602,376
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	254,104	239,410
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	48,220	44,025
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,419	4,033
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	15,484	15,354
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	8,963	8,803
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	102,988	95,412
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	475,447	429,813
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	29,739	29,459
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	80,544	79,457
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	2,808	2,769
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	117,341	115,610
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	92,020	85,670
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	751,375	680,430
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	432,475	391,641
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	458,315	438,219
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	46,236	42,835
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	28,428	26,230
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	19,442	17,939
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	97,068	89,715
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,134,379	1,027,272
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	525,731	477,899
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	432,993	393,599
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	83,459	75,605
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	15,290	15,122
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	8,921	8,823
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	375,137	370,518
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,087,166	1,023,591
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	79,518	74,963
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	591,057	546,102
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	163,298	149,295
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	34,794	31,810
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	173,792	157,383
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	35,651	35,262
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	22,625	22,291
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	30,301	29,712
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	14,773	14,509
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	308,552	290,715
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	52,306	48,725
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	29,139	26,777
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	440,616	402,834
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	301,225	276,526
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	857,191	776,791
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	532,986	482,329
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	5,275	5,242
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	42,901	42,268
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	13,401	13,204
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	2,053,584	1,931,343
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	642,087	591,043
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	19,876	18,253
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	44,426	40,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	2,065,018	1,887,303
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	312,682	284,405
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	508,951	460,737
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,238	5,091
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	56,973	55,253
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	384,620	365,599
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,608	11,293
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,502	8,283
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,082	4,952
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	32,012	30,880
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	66,275	63,391
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	136,816	129,922
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	72,760	68,934
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	184,422	174,494
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,586,039	1,485,796
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	571,019	533,144
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	226,613	212,148
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2054	991,313	925,406
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	11,506	11,541
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	239,644	233,008
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	67,069	65,015
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	39,244	37,793
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,839	2,689
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	326,354	309,195
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	47,098	45,790
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	65,043	63,185
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	33,367	32,129
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	191,851	181,763
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	38,972	36,922
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	7,514	7,107
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	353,314	330,762
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	309,037	304,853
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	102,878	100,441
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,964	11,644
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	58,736	57,065
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	30,440	29,298
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	161,449	157,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,854	8,482
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	30,520	28,982
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	157,123	149,352
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	5,062	4,783
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	53,036	51,143
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	63,278	61,393
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	609,236	577,203
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	85,900	81,329
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	527,285	499,231
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	747,014	697,291
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	343,836	320,949
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	4,932	4,912
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	23,982	23,913
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,440,727	2,349,282
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	93,578	88,804
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	287,383	268,860
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	252,399	235,599
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	33,599	33,449
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	9,002	8,760
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	61,524	58,905
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	6,820	6,530
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	126,350	120,101
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	158,620	150,132
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	14,267	13,504
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	122,718	115,576
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,531,529	1,436,166
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	433,782	405,281
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	46,430	43,379
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,283,241	2,136,077
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	38,048	37,009
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,396	5,163
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	63,485	60,346
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	47,028	44,629
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,516	17,572
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	184,858	174,561
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	567,627	529,844
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	59,734	57,153
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,351	7,033
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	26,273	24,932
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	5,197	4,931
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	308,203	292,480
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	29,978	28,402
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	558,179	523,423
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	257,079	252,555
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	13,987	13,645
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	64,222	61,448
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	13,725	13,003
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	14,346	13,574
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	99,758	93,118
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	71,323	68,242
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	238,145	226,964
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	146,398	138,929
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	18,073	17,122
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	156,725	148,338
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	29,421	28,831
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	93,492	91,238
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	472,296	454,343
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	450,000	433,175
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	47,324	47,300
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,958	8,756
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	20,090	19,606
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	419,049	404,888
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	297,277	286,989
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	590,629	568,223
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	422,791	422,901
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	16,898	16,501
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	121,032	118,001
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	93,789	91,323
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,830,625	1,768,760
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	58,947	57,563
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	45,509	44,441
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,965	25,339
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,765	24,184
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	198,917	193,810
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,047,638	1,007,814
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	189,681	182,708
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	126,911	125,715
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	169,519	165,804
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	12,230	11,935
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,094,192	1,058,070
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,123	11,876
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	139,690	136,323
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	20,546	20,051
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	156,990	153,549
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	246,837	238,495
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	744,246	716,233
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2055	199,541	192,018
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	24,902	24,357
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	45,185	43,601
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	42,812	41,873
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	19,134	18,667
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	71,588	71,526
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	387,922	379,419
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	106,969	104,657
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	82,476	80,669
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	54,378	53,203
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	36,168	35,353
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	19,749	19,253
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,725	10,422
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	53,644	52,334
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	209,525	202,641
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	89,483	87,466
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,297,585	1,251,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	487,708	470,464
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2055	375,000	360,745
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	26,619	26,561
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	316,826	306,119
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	372,934	359,516
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	44,035	44,333
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	634,649	646,370
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	13,057	13,109
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	73,882	74,174
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	515,672	511,746
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	143,091	141,644
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	628,522	620,005
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	59,089	60,013
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	17,491	17,560
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,118,956	1,110,438
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	451,944	447,374
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	273,111	270,349
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	394,214	397,250
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	21,664	21,831
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	62,424	62,671
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	57,258	57,645
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	658,122	652,701
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,563,751	1,545,641
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,263,303	1,247,764
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	602,106	594,587
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	454,318	450,007
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	67,724	68,246
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	150,578	151,596
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	18,145	18,268
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	58,017	57,462
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	951,890	961,657
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	350,848	347,520
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	46,196	46,379
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	1,034,107	1,024,296
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	636,065	630,030
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,855,756	1,832,350
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	474,999	468,526
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	299,700	295,615
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	485,010	480,560
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	230,176	227,920
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	375,000	378,848
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,929	11,027
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	23,935	23,701
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	331,655	327,368
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	85,789	86,449
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	6,948	6,995
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,324,472	1,322,253
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	777,502	771,097
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	373,611	368,520
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	5,163	5,203
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	106,522	107,242
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	58,690	60,608
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,579	19,046
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	721,043	732,887
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	723,502	732,447
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,810,858	1,843,433
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	139,710	141,437
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	437,294	441,061
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	17,332	17,926
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	233,460	236,347
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	70,051	70,647
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	994,524	1,003,090
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,195	15,648
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	859,446	869,266
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	668,209	675,844
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	694,701	701,337
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	491,769	495,698
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	2,650,955	2,691,186
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	856,789	863,633
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	359,177	362,046
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	29,861	30,100
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,323,824	1,331,917
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	19,093	19,663
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,814,491	1,828,986
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	866,519	873,712
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	11,366	11,670
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	827,330	841,954
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	558,799	563,578
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	271,118	273,081
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	58,272	58,694
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	553,757	562,161
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	987,404	993,441
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,178,284	1,188,801
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	63,543	64,110
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	38,711	38,948
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	73,097	75,932
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	434,637	437,294
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	28,591	28,766
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	640,922	656,434
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	29,626	30,341
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	869,099	889,868
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	39,842	40,828
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,252,045	1,285,791
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	929,534	949,939
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	928,773	949,161
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	789,508	813,501
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	208,418	213,319
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	915,132	936,651
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	617,912	639,394
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	595,654	608,730
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	997,894	1,019,800
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	951,350	972,234
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	395,545	404,822
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	517,413	529,094
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	126,951	129,738
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	90,899	92,914
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	820,009	846,659
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,557,276	1,594,868
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	29,649	30,309
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,645,505	1,681,628
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	396,267	405,010
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	46,809	48,555
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	711,946	738,996
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,254,959	1,302,640
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	161,440	167,574
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	337,253	350,620
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	488,574	510,320
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	4,210	4,361
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	703,565	729,416
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	247,215	257,014
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	292,395	303,207
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	5,063,120	5,255,488
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	593,166	615,749
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	2,947,182	3,106,601
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	164,994	174,370
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	162,344	171,140
Freddie Mac Gold Pool 1.5% 1/1/2037	35,071	31,339
Freddie Mac Gold Pool 1.5% 10/1/2036	622,195	556,563
Freddie Mac Gold Pool 1.5% 10/1/2041	492,927	409,137
Freddie Mac Gold Pool 1.5% 10/1/2051	698,171	529,669
Freddie Mac Gold Pool 1.5% 10/1/2051	568,016	430,927
Freddie Mac Gold Pool 1.5% 11/1/2036	1,303,784	1,166,255
Freddie Mac Gold Pool 1.5% 11/1/2037	485,623	433,942
Freddie Mac Gold Pool 1.5% 11/1/2051	100,678	76,379
Freddie Mac Gold Pool 1.5% 2/1/2037	138,099	123,402
Freddie Mac Gold Pool 1.5% 2/1/2051	264,087	200,433
Freddie Mac Gold Pool 1.5% 2/1/2052	264,046	200,319
Freddie Mac Gold Pool 1.5% 3/1/2037	672,743	601,149
Freddie Mac Gold Pool 1.5% 3/1/2052	469,479	356,171
Freddie Mac Gold Pool 1.5% 6/1/2051	421,671	320,033
Freddie Mac Gold Pool 1.5% 7/1/2036	2,404,034	2,154,953
Freddie Mac Gold Pool 1.5% 7/1/2041	1,274,597	1,061,258
Freddie Mac Gold Pool 1.5% 7/1/2051	850,275	645,328
Freddie Mac Gold Pool 1.5% 9/1/2051	518,008	392,988
Freddie Mac Gold Pool 2% 1/1/2036	17,858	16,447
Freddie Mac Gold Pool 2% 1/1/2037	166,567	153,202
Freddie Mac Gold Pool 2% 1/1/2051	3,113,756	2,495,338
Freddie Mac Gold Pool 2% 1/1/2051	818,609	657,049
Freddie Mac Gold Pool 2% 1/1/2051	65,598	52,570
Freddie Mac Gold Pool 2% 1/1/2052	3,479,161	2,775,124
Freddie Mac Gold Pool 2% 1/1/2052	188,477	152,634
Freddie Mac Gold Pool 2% 10/1/2052	324,999	258,319
Freddie Mac Gold Pool 2% 11/1/2030	30,225	29,046
Freddie Mac Gold Pool 2% 11/1/2035	286,675	264,031
Freddie Mac Gold Pool 2% 11/1/2035	232,887	214,492
Freddie Mac Gold Pool 2% 11/1/2036	265,856	244,607
Freddie Mac Gold Pool 2% 11/1/2050	1,951,418	1,565,679
Freddie Mac Gold Pool 2% 11/1/2050	1,020,454	811,405
Freddie Mac Gold Pool 2% 11/1/2050	496,811	402,177
Freddie Mac Gold Pool 2% 11/1/2050	190,242	154,123
Freddie Mac Gold Pool 2% 11/1/2050	135,704	109,346
Freddie Mac Gold Pool 2% 11/1/2050	27,918	22,199
Freddie Mac Gold Pool 2% 11/1/2051	3,012,710	2,407,770
Freddie Mac Gold Pool 2% 11/1/2051	1,684,044	1,350,105
Freddie Mac Gold Pool 2% 11/1/2051	1,507,719	1,208,744
Freddie Mac Gold Pool 2% 12/1/2035	491,003	452,219
Freddie Mac Gold Pool 2% 12/1/2050	1,380,203	1,097,026
Freddie Mac Gold Pool 2% 12/1/2051	609,329	493,262
Freddie Mac Gold Pool 2% 12/1/2051	355,837	287,611
Freddie Mac Gold Pool 2% 2/1/2036	933,855	862,426
Freddie Mac Gold Pool 2% 2/1/2036	771,349	710,421
Freddie Mac Gold Pool 2% 2/1/2051	149,636	118,982
Freddie Mac Gold Pool 2% 2/1/2052	861,032	684,911
Freddie Mac Gold Pool 2% 2/1/2052	731,428	581,818
Freddie Mac Gold Pool 2% 2/1/2052	595,739	473,883
Freddie Mac Gold Pool 2% 3/1/2028	134,635	131,450
Freddie Mac Gold Pool 2% 3/1/2037	2,848,676	2,613,426
Freddie Mac Gold Pool 2% 3/1/2051	4,618,095	3,698,016
Freddie Mac Gold Pool 2% 3/1/2051	3,514,605	2,822,066
Freddie Mac Gold Pool 2% 3/1/2051	67,101	54,298
Freddie Mac Gold Pool 2% 3/1/2051	53,559	43,390
Freddie Mac Gold Pool 2% 3/1/2052	818,143	660,767
Freddie Mac Gold Pool 2% 3/1/2052	249,558	200,306
Freddie Mac Gold Pool 2% 3/1/2052	41,367	32,996
Freddie Mac Gold Pool 2% 4/1/2036	1,444,747	1,329,274
Freddie Mac Gold Pool 2% 4/1/2037	948,786	870,581
Freddie Mac Gold Pool 2% 4/1/2042	2,501,355	2,171,018
Freddie Mac Gold Pool 2% 4/1/2051	722,225	574,271
Freddie Mac Gold Pool 2% 4/1/2051	481,862	382,907
Freddie Mac Gold Pool 2% 4/1/2052	574,771	461,335
Freddie Mac Gold Pool 2% 4/1/2052	304,593	245,431
Freddie Mac Gold Pool 2% 5/1/2051	4,401,731	3,524,759
Freddie Mac Gold Pool 2% 5/1/2051	74,606	59,322
Freddie Mac Gold Pool 2% 5/1/2051	60,973	49,397
Freddie Mac Gold Pool 2% 5/1/2052	2,522,063	2,040,075
Freddie Mac Gold Pool 2% 6/1/2051	448,937	357,530
Freddie Mac Gold Pool 2% 6/1/2051	20,418	16,261
Freddie Mac Gold Pool 2% 7/1/2051	1,633,952	1,315,563
Freddie Mac Gold Pool 2% 7/1/2051	590,447	480,006
Freddie Mac Gold Pool 2% 8/1/2037	133,883	122,847
Freddie Mac Gold Pool 2% 8/1/2037	133,595	122,584
Freddie Mac Gold Pool 2% 8/1/2051	593,320	474,740
Freddie Mac Gold Pool 2% 8/1/2051	101,855	81,722
Freddie Mac Gold Pool 2% 9/1/2035	921,646	849,711
Freddie Mac Gold Pool 2% 9/1/2041	4,388,111	3,785,840
Freddie Mac Gold Pool 2% 9/1/2050	1,691,131	1,357,901
Freddie Mac Gold Pool 2% 9/1/2050	43,156	34,652
Freddie Mac Gold Pool 2% 9/1/2051	1,551,018	1,241,034
Freddie Mac Gold Pool 2.5% 1/1/2035	229,615	217,615
Freddie Mac Gold Pool 2.5% 1/1/2050	161,459	135,900
Freddie Mac Gold Pool 2.5% 1/1/2052	648,303	538,989
Freddie Mac Gold Pool 2.5% 10/1/2034	63,934	61,012
Freddie Mac Gold Pool 2.5% 10/1/2049	86,312	72,811
Freddie Mac Gold Pool 2.5% 10/1/2050	1,039,987	881,855
Freddie Mac Gold Pool 2.5% 10/1/2050	985,960	825,259
Freddie Mac Gold Pool 2.5% 10/1/2051	3,257,767	2,721,694
Freddie Mac Gold Pool 2.5% 10/1/2051	846,757	703,982
Freddie Mac Gold Pool 2.5% 10/1/2051	25,673	21,345
Freddie Mac Gold Pool 2.5% 11/1/2037	70,974	66,577
Freddie Mac Gold Pool 2.5% 11/1/2049	25,689	21,623
Freddie Mac Gold Pool 2.5% 11/1/2050	933,856	776,102
Freddie Mac Gold Pool 2.5% 11/1/2050	523,302	442,261
Freddie Mac Gold Pool 2.5% 11/1/2050	507,789	422,010
Freddie Mac Gold Pool 2.5% 11/1/2051	1,547,846	1,293,145
Freddie Mac Gold Pool 2.5% 11/1/2051	691,916	575,033
Freddie Mac Gold Pool 2.5% 11/1/2051	635,475	538,651
Freddie Mac Gold Pool 2.5% 12/1/2034	49,314	46,736
Freddie Mac Gold Pool 2.5% 12/1/2049	157,562	132,620
Freddie Mac Gold Pool 2.5% 12/1/2051	1,281,186	1,075,969
Freddie Mac Gold Pool 2.5% 12/1/2051	399,052	331,766
Freddie Mac Gold Pool 2.5% 12/1/2051	352,330	298,538
Freddie Mac Gold Pool 2.5% 2/1/2030	42,818	41,687
Freddie Mac Gold Pool 2.5% 2/1/2033	29,277	27,902
Freddie Mac Gold Pool 2.5% 2/1/2036	38,566	36,333
Freddie Mac Gold Pool 2.5% 2/1/2050	47,368	39,870
Freddie Mac Gold Pool 2.5% 2/1/2052	3,700,061	3,087,739
Freddie Mac Gold Pool 2.5% 2/1/2052	762,369	633,584
Freddie Mac Gold Pool 2.5% 3/1/2033	17,419	16,755
Freddie Mac Gold Pool 2.5% 3/1/2035	202,803	192,014
Freddie Mac Gold Pool 2.5% 3/1/2037	325,354	306,622
Freddie Mac Gold Pool 2.5% 3/1/2050	146,883	123,631
Freddie Mac Gold Pool 2.5% 3/1/2052	2,453,190	2,047,212
Freddie Mac Gold Pool 2.5% 4/1/2033	144,912	139,288
Freddie Mac Gold Pool 2.5% 4/1/2042	801,701	712,780
Freddie Mac Gold Pool 2.5% 4/1/2052	3,793,813	3,169,533
Freddie Mac Gold Pool 2.5% 4/1/2052	986,683	822,780
Freddie Mac Gold Pool 2.5% 4/1/2052	772,799	644,426
Freddie Mac Gold Pool 2.5% 4/1/2052	701,015	593,329
Freddie Mac Gold Pool 2.5% 5/1/2035	271,506	257,062
Freddie Mac Gold Pool 2.5% 5/1/2051	1,742,279	1,457,217
Freddie Mac Gold Pool 2.5% 5/1/2051	662,344	561,426
Freddie Mac Gold Pool 2.5% 6/1/2031	3,795	3,674
Freddie Mac Gold Pool 2.5% 7/1/2031	6,560	6,352
Freddie Mac Gold Pool 2.5% 7/1/2035	70,329	66,522
Freddie Mac Gold Pool 2.5% 7/1/2051	1,598,642	1,337,081
Freddie Mac Gold Pool 2.5% 7/1/2051	591,367	494,056
Freddie Mac Gold Pool 2.5% 7/1/2052	1,659,715	1,379,344
Freddie Mac Gold Pool 2.5% 8/1/2031	11,090	10,733
Freddie Mac Gold Pool 2.5% 8/1/2032	23,444	22,582
Freddie Mac Gold Pool 2.5% 8/1/2035	235,754	222,991
Freddie Mac Gold Pool 2.5% 8/1/2050	507,863	425,404
Freddie Mac Gold Pool 2.5% 8/1/2050	263,139	220,414
Freddie Mac Gold Pool 2.5% 8/1/2051	6,366,172	5,318,604
Freddie Mac Gold Pool 2.5% 9/1/2034	3,839	3,663
Freddie Mac Gold Pool 2.5% 9/1/2035	237,718	224,700
Freddie Mac Gold Pool 2.5% 9/1/2050	973,822	815,708
Freddie Mac Gold Pool 2.5% 9/1/2051	2,650,520	2,214,371
Freddie Mac Gold Pool 2.5% 9/1/2051	1,224,817	1,023,271
Freddie Mac Gold Pool 3% 1/1/2033	5,087	4,953
Freddie Mac Gold Pool 3% 1/1/2052	756,216	662,224
Freddie Mac Gold Pool 3% 1/1/2053	593,609	514,727
Freddie Mac Gold Pool 3% 10/1/2043	501,349	459,000
Freddie Mac Gold Pool 3% 10/1/2049	475,264	417,678
Freddie Mac Gold Pool 3% 10/1/2050	829,385	726,817
Freddie Mac Gold Pool 3% 10/1/2050	721,625	633,512
Freddie Mac Gold Pool 3% 11/1/2030	26,059	25,647
Freddie Mac Gold Pool 3% 11/1/2034	43,780	42,267
Freddie Mac Gold Pool 3% 12/1/2034	27,992	27,024
Freddie Mac Gold Pool 3% 12/1/2051	604,254	524,240
Freddie Mac Gold Pool 3% 2/1/2029	29,973	29,465
Freddie Mac Gold Pool 3% 2/1/2033	4,920	4,789
Freddie Mac Gold Pool 3% 2/1/2035	103,275	99,672
Freddie Mac Gold Pool 3% 3/1/2033	7,606	7,404
Freddie Mac Gold Pool 3% 3/1/2035	31,847	30,736
Freddie Mac Gold Pool 3% 3/1/2045	58,813	53,194
Freddie Mac Gold Pool 3% 3/1/2047	25,316	22,879
Freddie Mac Gold Pool 3% 4/1/2033	16,628	16,181
Freddie Mac Gold Pool 3% 4/1/2035	15,901	15,346
Freddie Mac Gold Pool 3% 4/1/2045	79,832	72,149
Freddie Mac Gold Pool 3% 4/1/2050	81,625	71,964
Freddie Mac Gold Pool 3% 4/1/2052	899,937	782,458
Freddie Mac Gold Pool 3% 5/1/2029	52,300	51,597
Freddie Mac Gold Pool 3% 5/1/2049	3,254	2,869
Freddie Mac Gold Pool 3% 5/1/2052	858,114	746,094
Freddie Mac Gold Pool 3% 6/1/2051	474,339	414,790
Freddie Mac Gold Pool 3% 6/1/2052	648,317	562,063
Freddie Mac Gold Pool 3% 7/1/2032	27,491	26,904
Freddie Mac Gold Pool 3% 7/1/2038	1,621,651	1,550,885
Freddie Mac Gold Pool 3% 7/1/2045	25,103	22,657
Freddie Mac Gold Pool 3% 7/1/2047	149,125	132,905
Freddie Mac Gold Pool 3% 7/1/2049	334,085	293,709
Freddie Mac Gold Pool 3% 7/1/2052	563,513	488,894
Freddie Mac Gold Pool 3% 7/1/2052	435,703	378,009
Freddie Mac Gold Pool 3% 8/1/2033	124,851	121,368
Freddie Mac Gold Pool 3% 8/1/2049	80,120	70,437
Freddie Mac Gold Pool 3% 8/1/2050	61,166	53,716
Freddie Mac Gold Pool 3% 8/1/2052	6,543,948	5,775,578
Freddie Mac Gold Pool 3% 9/1/2034	28,948	27,992
Freddie Mac Gold Pool 3.5% 1/1/2050	203,791	186,125
Freddie Mac Gold Pool 3.5% 1/1/2052	122,157	111,157
Freddie Mac Gold Pool 3.5% 10/1/2037	197,741	192,043
Freddie Mac Gold Pool 3.5% 10/1/2043	312,749	294,677
Freddie Mac Gold Pool 3.5% 10/1/2047	135,975	125,166
Freddie Mac Gold Pool 3.5% 11/1/2045	46,727	43,462
Freddie Mac Gold Pool 3.5% 12/1/2025	2,345	2,335
Freddie Mac Gold Pool 3.5% 12/1/2033	17,729	17,468
Freddie Mac Gold Pool 3.5% 12/1/2049	419,765	383,377
Freddie Mac Gold Pool 3.5% 2/1/2043	41,261	38,922
Freddie Mac Gold Pool 3.5% 2/1/2048	134,429	123,902
Freddie Mac Gold Pool 3.5% 2/1/2048	6,702	6,177
Freddie Mac Gold Pool 3.5% 3/1/2048	180,612	166,186
Freddie Mac Gold Pool 3.5% 3/1/2048	178,037	164,095
Freddie Mac Gold Pool 3.5% 3/1/2048	57,090	52,744
Freddie Mac Gold Pool 3.5% 3/1/2049	48,718	44,602
Freddie Mac Gold Pool 3.5% 3/1/2050	977,890	905,040
Freddie Mac Gold Pool 3.5% 3/1/2055	913,296	826,135
Freddie Mac Gold Pool 3.5% 4/1/2033	13,265	13,086
Freddie Mac Gold Pool 3.5% 4/1/2052	74,179	67,499
Freddie Mac Gold Pool 3.5% 5/1/2048	100,675	92,634
Freddie Mac Gold Pool 3.5% 5/1/2052	1,170,826	1,060,278
Freddie Mac Gold Pool 3.5% 6/1/2034	17,854	17,507
Freddie Mac Gold Pool 3.5% 6/1/2042	191,563	180,929
Freddie Mac Gold Pool 3.5% 6/1/2049	510,118	466,377
Freddie Mac Gold Pool 3.5% 6/1/2052	289,256	261,945
Freddie Mac Gold Pool 3.5% 6/1/2052	256,009	232,717
Freddie Mac Gold Pool 3.5% 7/1/2033	11,295	11,143
Freddie Mac Gold Pool 3.5% 7/1/2046	536,276	500,180
Freddie Mac Gold Pool 3.5% 7/1/2049	183,290	167,573
Freddie Mac Gold Pool 3.5% 7/1/2052	2,347,028	2,121,756
Freddie Mac Gold Pool 3.5% 8/1/2037	110,791	108,049
Freddie Mac Gold Pool 3.5% 8/1/2043	206,383	194,244
Freddie Mac Gold Pool 3.5% 8/1/2046	228,723	211,955
Freddie Mac Gold Pool 3.5% 8/1/2048	133,606	122,935
Freddie Mac Gold Pool 3.5% 9/1/2033	34,308	33,802
Freddie Mac Gold Pool 3.5% 9/1/2042	58,184	54,856
Freddie Mac Gold Pool 3.5% 9/1/2049	52,798	48,271
Freddie Mac Gold Pool 3.5% 9/1/2052	73,460	66,409
Freddie Mac Gold Pool 4% 1/1/2039	187,515	182,754
Freddie Mac Gold Pool 4% 1/1/2041	62,377	60,810
Freddie Mac Gold Pool 4% 1/1/2041	30,716	29,944
Freddie Mac Gold Pool 4% 1/1/2044	37,637	36,292
Freddie Mac Gold Pool 4% 1/1/2047	423,842	405,795
Freddie Mac Gold Pool 4% 1/1/2055	373,359	348,507
Freddie Mac Gold Pool 4% 10/1/2037	263,145	259,583
Freddie Mac Gold Pool 4% 10/1/2042	13,477	13,078
Freddie Mac Gold Pool 4% 10/1/2045	3,614	3,465
Freddie Mac Gold Pool 4% 10/1/2048	39,527	37,448
Freddie Mac Gold Pool 4% 10/1/2049	67,983	64,323
Freddie Mac Gold Pool 4% 10/1/2052	264,562	247,841
Freddie Mac Gold Pool 4% 11/1/2036	70,980	69,677
Freddie Mac Gold Pool 4% 11/1/2037	64,878	64,000
Freddie Mac Gold Pool 4% 11/1/2041	508,048	494,440
Freddie Mac Gold Pool 4% 11/1/2048	191,919	182,062
Freddie Mac Gold Pool 4% 11/1/2052	300,551	281,086
Freddie Mac Gold Pool 4% 12/1/2040	33,161	32,328
Freddie Mac Gold Pool 4% 12/1/2048	209,195	198,196
Freddie Mac Gold Pool 4% 12/1/2048	88,613	83,953
Freddie Mac Gold Pool 4% 12/1/2052	707,685	662,514
Freddie Mac Gold Pool 4% 2/1/2041	40,710	39,702
Freddie Mac Gold Pool 4% 2/1/2041	10,988	10,695
Freddie Mac Gold Pool 4% 2/1/2043	54,989	53,112
Freddie Mac Gold Pool 4% 2/1/2048	3,404	3,236
Freddie Mac Gold Pool 4% 2/1/2055	1,618,440	1,510,711
Freddie Mac Gold Pool 4% 3/1/2053	352,815	329,854
Freddie Mac Gold Pool 4% 4/1/2042	24,427	23,801
Freddie Mac Gold Pool 4% 4/1/2048	840	800
Freddie Mac Gold Pool 4% 4/1/2049	798,492	761,000
Freddie Mac Gold Pool 4% 4/1/2049	615,327	582,589
Freddie Mac Gold Pool 4% 4/1/2055	556,818	519,754
Freddie Mac Gold Pool 4% 5/1/2039	79,805	77,654
Freddie Mac Gold Pool 4% 5/1/2045	26,304	25,522
Freddie Mac Gold Pool 4% 5/1/2048	31,722	30,142
Freddie Mac Gold Pool 4% 5/1/2049	298,666	282,683
Freddie Mac Gold Pool 4% 5/1/2052	862,820	809,904
Freddie Mac Gold Pool 4% 5/1/2052	192,465	180,481
Freddie Mac Gold Pool 4% 5/1/2055	397,559	371,096
Freddie Mac Gold Pool 4% 6/1/2034	18,227	18,305
Freddie Mac Gold Pool 4% 6/1/2046	147,863	143,345
Freddie Mac Gold Pool 4% 6/1/2047	2,124,600	2,007,773
Freddie Mac Gold Pool 4% 7/1/2042	11,043	10,761
Freddie Mac Gold Pool 4% 7/1/2045	51,935	50,561
Freddie Mac Gold Pool 4% 7/1/2048	101,703	96,479
Freddie Mac Gold Pool 4% 7/1/2049	108,202	102,411
Freddie Mac Gold Pool 4% 7/1/2052	23,415	21,957
Freddie Mac Gold Pool 4% 8/1/2048	14,273	13,523
Freddie Mac Gold Pool 4% 8/1/2049	73,017	69,110
Freddie Mac Gold Pool 4% 9/1/2040	10,267	10,012
Freddie Mac Gold Pool 4% 9/1/2045	172,600	165,515
Freddie Mac Gold Pool 4% 9/1/2048	241,181	228,500
Freddie Mac Gold Pool 4% 9/1/2048	6,579	6,236
Freddie Mac Gold Pool 4% 9/1/2049	73,874	69,898
Freddie Mac Gold Pool 4% 9/1/2052	335,857	314,629
Freddie Mac Gold Pool 4.5% 1/1/2049	89,719	87,668
Freddie Mac Gold Pool 4.5% 1/1/2049	21,873	21,345
Freddie Mac Gold Pool 4.5% 1/1/2049	3,180	3,103
Freddie Mac Gold Pool 4.5% 1/1/2053	302,024	291,723
Freddie Mac Gold Pool 4.5% 10/1/2050	17,736	17,436
Freddie Mac Gold Pool 4.5% 10/1/2052	352,776	342,508
Freddie Mac Gold Pool 4.5% 10/1/2054	1,049,289	1,009,484
Freddie Mac Gold Pool 4.5% 11/1/2040	757,788	757,097
Freddie Mac Gold Pool 4.5% 11/1/2048	238,315	232,719
Freddie Mac Gold Pool 4.5% 11/1/2048	115,896	113,174
Freddie Mac Gold Pool 4.5% 11/1/2054	151,911	146,136
Freddie Mac Gold Pool 4.5% 12/1/2048	32,900	32,128
Freddie Mac Gold Pool 4.5% 12/1/2054	173,141	166,560
Freddie Mac Gold Pool 4.5% 2/1/2049	11,002	10,737
Freddie Mac Gold Pool 4.5% 2/1/2053	293,177	284,002
Freddie Mac Gold Pool 4.5% 3/1/2049	285,711	278,823
Freddie Mac Gold Pool 4.5% 3/1/2049	185,483	181,011
Freddie Mac Gold Pool 4.5% 3/1/2049	30,354	29,641
Freddie Mac Gold Pool 4.5% 4/1/2050	76,360	74,400
Freddie Mac Gold Pool 4.5% 4/1/2053	381,023	367,670
Freddie Mac Gold Pool 4.5% 4/1/2055	41,890	40,337
Freddie Mac Gold Pool 4.5% 5/1/2049	21,595	21,075
Freddie Mac Gold Pool 4.5% 7/1/2041	127,644	127,436
Freddie Mac Gold Pool 4.5% 7/1/2052	131,045	126,641
Freddie Mac Gold Pool 4.5% 8/1/2048	332,881	325,376
Freddie Mac Gold Pool 4.5% 8/1/2052	1,366,365	1,321,470
Freddie Mac Gold Pool 4.5% 8/1/2052	274,424	265,750
Freddie Mac Gold Pool 4.5% 9/1/2048	346,681	338,865
Freddie Mac Gold Pool 4.5% 9/1/2052	1,310,789	1,266,492
Freddie Mac Gold Pool 4.5% 9/1/2052	815,021	787,478
Freddie Mac Gold Pool 4.5% 9/1/2053	167,449	161,529
Freddie Mac Gold Pool 4.5% 9/1/2054	986,169	949,067
Freddie Mac Gold Pool 5% 1/1/2053	33,195	32,921
Freddie Mac Gold Pool 5% 10/1/2053	492,890	488,060
Freddie Mac Gold Pool 5% 10/1/2054	620,416	612,010
Freddie Mac Gold Pool 5% 11/1/2054	2,377,025	2,344,816
Freddie Mac Gold Pool 5% 12/1/2053	1,231,330	1,231,961
Freddie Mac Gold Pool 5% 12/1/2053	390,137	385,582
Freddie Mac Gold Pool 5% 12/1/2054	544,366	536,990
Freddie Mac Gold Pool 5% 12/1/2054	196,515	194,086
Freddie Mac Gold Pool 5% 2/1/2040	424,958	429,318
Freddie Mac Gold Pool 5% 2/1/2049	50,118	50,520
Freddie Mac Gold Pool 5% 2/1/2055	566,457	558,782
Freddie Mac Gold Pool 5% 3/1/2049	60,392	60,801
Freddie Mac Gold Pool 5% 4/1/2040	369,909	374,484
Freddie Mac Gold Pool 5% 4/1/2053	1,510,468	1,505,105
Freddie Mac Gold Pool 5% 4/1/2053	974,760	963,532
Freddie Mac Gold Pool 5% 4/1/2053	29,981	29,636
Freddie Mac Gold Pool 5% 4/1/2053	17,429	17,275
Freddie Mac Gold Pool 5% 4/1/2054	667,601	659,181
Freddie Mac Gold Pool 5% 5/1/2039	372,428	376,482
Freddie Mac Gold Pool 5% 5/1/2049	14,088	14,184
Freddie Mac Gold Pool 5% 5/1/2050	44,084	44,203
Freddie Mac Gold Pool 5% 5/1/2053	527,790	522,782
Freddie Mac Gold Pool 5% 6/1/2053	632,898	626,696
Freddie Mac Gold Pool 5% 6/1/2053	62,272	61,662
Freddie Mac Gold Pool 5% 6/1/2054	233,032	230,020
Freddie Mac Gold Pool 5% 6/1/2055	25,000	24,659
Freddie Mac Gold Pool 5% 7/1/2040	25,000	25,256
Freddie Mac Gold Pool 5% 7/1/2053	58,309	57,719
Freddie Mac Gold Pool 5% 8/1/2048	12,927	13,026
Freddie Mac Gold Pool 5% 8/1/2049	115,763	116,221
Freddie Mac Gold Pool 5% 8/1/2052	543,959	539,444
Freddie Mac Gold Pool 5% 8/1/2052	207,038	204,909
Freddie Mac Gold Pool 5% 8/1/2053	384,236	380,350
Freddie Mac Gold Pool 5% 8/1/2055	458,447	454,491
Freddie Mac Gold Pool 5% 9/1/2052	713,438	707,159
Freddie Mac Gold Pool 5% 9/1/2052	77,659	77,577
Freddie Mac Gold Pool 5% 9/1/2054	479,252	472,758
Freddie Mac Gold Pool 5.5% 1/1/2040	1,029,992	1,053,260
Freddie Mac Gold Pool 5.5% 1/1/2053	746,516	753,658
Freddie Mac Gold Pool 5.5% 1/1/2053	727,806	736,122
Freddie Mac Gold Pool 5.5% 10/1/2053	47,201	47,681
Freddie Mac Gold Pool 5.5% 10/1/2054	932,881	948,787
Freddie Mac Gold Pool 5.5% 11/1/2053	944,290	952,424
Freddie Mac Gold Pool 5.5% 11/1/2054	3,435,163	3,456,164
Freddie Mac Gold Pool 5.5% 11/1/2054	815,672	832,129
Freddie Mac Gold Pool 5.5% 11/1/2054	679,261	684,464
Freddie Mac Gold Pool 5.5% 12/1/2052	187,914	190,237
Freddie Mac Gold Pool 5.5% 12/1/2054	862,758	868,033
Freddie Mac Gold Pool 5.5% 2/1/2054	26,101	26,310
Freddie Mac Gold Pool 5.5% 3/1/2053	791,091	800,130
Freddie Mac Gold Pool 5.5% 3/1/2054	902,592	912,003
Freddie Mac Gold Pool 5.5% 3/1/2054	37,401	37,805
Freddie Mac Gold Pool 5.5% 4/1/2053	1,329,895	1,344,259
Freddie Mac Gold Pool 5.5% 4/1/2053	311,822	314,800
Freddie Mac Gold Pool 5.5% 4/1/2053	95,057	95,867
Freddie Mac Gold Pool 5.5% 4/1/2054	729,753	735,583
Freddie Mac Gold Pool 5.5% 5/1/2053	652,473	658,704
Freddie Mac Gold Pool 5.5% 5/1/2054	188,466	189,972
Freddie Mac Gold Pool 5.5% 5/1/2054	24,840	25,054
Freddie Mac Gold Pool 5.5% 5/1/2055	1,437,290	1,446,077
Freddie Mac Gold Pool 5.5% 6/1/2028	23,504	23,784
Freddie Mac Gold Pool 5.5% 6/1/2049	88,459	91,101
Freddie Mac Gold Pool 5.5% 6/1/2053	58,176	58,695
Freddie Mac Gold Pool 5.5% 6/1/2054	25,595	25,768
Freddie Mac Gold Pool 5.5% 7/1/2053	389,655	393,133
Freddie Mac Gold Pool 5.5% 8/1/2053	493,022	497,269
Freddie Mac Gold Pool 5.5% 8/1/2054	38,464	38,723
Freddie Mac Gold Pool 5.5% 8/1/2055	1,568,170	1,577,757
Freddie Mac Gold Pool 5.5% 9/1/2053	796,098	811,911
Freddie Mac Gold Pool 5.5% 9/1/2053	344,234	347,199
Freddie Mac Gold Pool 5.5% 9/1/2054	478,378	481,303
Freddie Mac Gold Pool 5.5% 9/1/2054	265,981	267,607
Freddie Mac Gold Pool 6% 1/1/2053	239,025	245,467
Freddie Mac Gold Pool 6% 10/1/2028	1,010	1,024
Freddie Mac Gold Pool 6% 11/1/2052	230,224	236,429
Freddie Mac Gold Pool 6% 11/1/2053	858,124	878,839
Freddie Mac Gold Pool 6% 11/1/2053	745,562	763,560
Freddie Mac Gold Pool 6% 11/1/2054	613,688	627,351
Freddie Mac Gold Pool 6% 12/1/2052	490,581	503,803
Freddie Mac Gold Pool 6% 12/1/2053	1,202,676	1,231,709
Freddie Mac Gold Pool 6% 12/1/2053	920,152	951,198
Freddie Mac Gold Pool 6% 2/1/2053	291,498	299,354
Freddie Mac Gold Pool 6% 3/1/2054	1,670,019	1,709,289
Freddie Mac Gold Pool 6% 3/1/2054	618,662	633,896
Freddie Mac Gold Pool 6% 3/1/2055	936,260	956,813
Freddie Mac Gold Pool 6% 4/1/2054	1,738,296	1,802,530
Freddie Mac Gold Pool 6% 5/1/2054	2,311,611	2,400,643
Freddie Mac Gold Pool 6% 5/1/2054	682,250	697,653
Freddie Mac Gold Pool 6% 5/1/2054	69,750	71,324
Freddie Mac Gold Pool 6% 5/1/2055	28,045	28,660
Freddie Mac Gold Pool 6% 6/1/2053	457,018	468,765
Freddie Mac Gold Pool 6% 7/1/2055	1,900,001	1,941,785
Freddie Mac Gold Pool 6% 8/1/2054	283,460	289,771
Freddie Mac Gold Pool 6.5% 1/1/2053	149,076	155,171
Freddie Mac Gold Pool 6.5% 1/1/2054	30,869	32,020
Freddie Mac Gold Pool 6.5% 10/1/2053	274,028	284,439
Freddie Mac Gold Pool 6.5% 12/1/2053	1,611,113	1,672,326
Freddie Mac Gold Pool 6.5% 12/1/2053	513,374	537,852
Freddie Mac Gold Pool 6.5% 2/1/2054	1,000,775	1,046,852
Freddie Mac Gold Pool 6.5% 6/1/2054	1,004,237	1,057,142
Freddie Mac Gold Pool 6.5% 6/1/2054	511,386	539,446
Freddie Mac Gold Pool 6.5% 8/1/2053	342,520	355,534
Freddie Mac Gold Pool 6.5% 9/1/2053	768,116	797,300
Freddie Mac Gold Pool 6.5% 9/1/2054	607,678	641,210
Freddie Mac Gold Pool 7% 1/1/2054	189,101	199,745
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,136,730	3,239,161
Freddie Mac Non Gold Pool 3% 10/1/2053	26,682	23,191
Freddie Mac Non Gold Pool 5.5% 11/1/2053	25,859	26,114
Freddie Mac Non Gold Pool 5.5% 4/1/2054	585,628	591,038
Freddie Mac Non Gold Pool 6% 3/1/2055	49,907	51,002
Ginnie Mae I Pool 2% 8/20/2052	504,949	416,025
Ginnie Mae I Pool 2.5% 7/20/2052	342,947	292,378
Ginnie Mae I Pool 3% 10/20/2042	304,397	278,957
Ginnie Mae I Pool 3% 11/20/2052	209,418	186,660
Ginnie Mae I Pool 3% 7/20/2052	309,763	274,819
Ginnie Mae I Pool 3% 8/20/2052	336,874	299,424
Ginnie Mae I Pool 3.5% 1/20/2053	132,148	120,497
Ginnie Mae I Pool 3.5% 10/20/2052	574,023	523,905
Ginnie Mae I Pool 3.5% 11/20/2052	880,909	803,997
Ginnie Mae I Pool 3.5% 12/20/2052	1,732,539	1,580,188
Ginnie Mae I Pool 3.5% 7/20/2052	394,742	360,277
Ginnie Mae I Pool 3.5% 8/20/2052	312,110	284,860
Ginnie Mae I Pool 3.5% 9/20/2052	1,089,072	993,985
Ginnie Mae I Pool 4% 1/20/2053	493,311	464,175
Ginnie Mae I Pool 4% 10/20/2052	1,658,863	1,560,630
Ginnie Mae I Pool 4% 12/20/2052	723,110	680,515
Ginnie Mae I Pool 4% 3/20/2047	137,190	130,941
Ginnie Mae I Pool 4% 8/20/2052	956,497	901,351
Ginnie Mae I Pool 4% 9/20/2052	484,343	455,813
Ginnie Mae I Pool 4.5% 10/20/2052	483,801	470,086
Ginnie Mae I Pool 4.5% 10/20/2054	872,206	841,553
Ginnie Mae I Pool 4.5% 11/20/2052	1,561,064	1,516,812
Ginnie Mae I Pool 4.5% 4/20/2053	262,255	254,308
Ginnie Mae I Pool 4.5% 5/20/2053	346,408	336,345
Ginnie Mae I Pool 4.5% 7/20/2052	545,427	530,647
Ginnie Mae I Pool 4.5% 8/20/2052	469,701	456,680
Ginnie Mae I Pool 4.5% 9/20/2052	639,258	621,336
Ginnie Mae I Pool 5% 10/20/2052	310,374	308,722
Ginnie Mae I Pool 5% 11/20/2049	101,931	102,630
Ginnie Mae I Pool 5% 11/20/2052	709,254	705,479
Ginnie Mae I Pool 5% 4/20/2053	1,070,355	1,064,323
Ginnie Mae I Pool 5% 6/20/2053	426,829	424,423
Ginnie Mae I Pool 5% 7/20/2052	306,132	304,502
Ginnie Mae I Pool 5% 9/20/2052	613,263	609,999
Ginnie Mae I Pool 5.5% 1/20/2053	205,875	208,511
Ginnie Mae I Pool 5.5% 10/20/2052	427,600	433,344
Ginnie Mae I Pool 5.5% 10/20/2054	624,040	628,912
Ginnie Mae I Pool 5.5% 11/20/2052	230,916	234,017
Ginnie Mae I Pool 5.5% 12/20/2052	993,865	1,006,593
Ginnie Mae I Pool 5.5% 5/20/2053	397,689	402,782
Ginnie Mae I Pool 5.5% 6/20/2053	471,875	477,771
Ginnie Mae I Pool 6% 1/20/2053	246,122	252,982
Ginnie Mae I Pool 6% 12/20/2052	1,002,704	1,031,277
Ginnie Mae I Pool 6% 4/20/2053	229,494	235,747
Ginnie Mae I Pool 6% 6/20/2053	213,906	219,667
Ginnie Mae I Pool 6.5% 12/20/2052	207,579	214,458
Ginnie Mae II Pool 1.5% 11/20/2051	348,932	273,921
Ginnie Mae II Pool 1.5% 4/20/2051	70,563	55,394
Ginnie Mae II Pool 1.5% 5/20/2051	87,965	69,055
Ginnie Mae II Pool 2% 1/20/2051	2,646,055	2,167,464
Ginnie Mae II Pool 2% 1/20/2052	664,575	544,270
Ginnie Mae II Pool 2% 10/20/2050	106,950	87,589
Ginnie Mae II Pool 2% 11/20/2051	2,471,372	2,025,534
Ginnie Mae II Pool 2% 12/20/2050	9,802,441	8,027,179
Ginnie Mae II Pool 2% 12/20/2051	336,217	275,353
Ginnie Mae II Pool 2% 2/20/2051	2,200,441	1,802,448
Ginnie Mae II Pool 2% 2/20/2052	1,417,582	1,160,963
Ginnie Mae II Pool 2% 3/20/2051	1,350,511	1,106,245
Ginnie Mae II Pool 2% 3/20/2052	308,911	253,086
Ginnie Mae II Pool 2% 4/20/2051	2,256,100	1,848,040
Ginnie Mae II Pool 2% 4/20/2052	999,900	819,205
Ginnie Mae II Pool 2% 5/20/2052	999,900	819,205
Ginnie Mae II Pool 2% 7/20/2051	1,841,183	1,507,593
Ginnie Mae II Pool 2% 8/20/2051	3,207,711	2,626,531
Ginnie Mae II Pool 2% 9/1/2055 (f)	250,000	204,655
Ginnie Mae II Pool 2% 9/20/2050	436,020	357,293
Ginnie Mae II Pool 2.5% 1/20/2051	788,418	672,286
Ginnie Mae II Pool 2.5% 1/20/2052	455,460	388,087
Ginnie Mae II Pool 2.5% 10/20/2047	21,856	18,931
Ginnie Mae II Pool 2.5% 10/20/2050	836,199	713,813
Ginnie Mae II Pool 2.5% 10/20/2053	848,206	723,598
Ginnie Mae II Pool 2.5% 11/20/2050	560,224	478,229
Ginnie Mae II Pool 2.5% 11/20/2051	2,945,482	2,509,779
Ginnie Mae II Pool 2.5% 12/20/2049	569,269	487,196
Ginnie Mae II Pool 2.5% 12/20/2050	171,922	146,625
Ginnie Mae II Pool 2.5% 2/20/2051	994,855	848,315
Ginnie Mae II Pool 2.5% 2/20/2052	1,630,819	1,389,839
Ginnie Mae II Pool 2.5% 3/20/2047	16,113	14,050
Ginnie Mae II Pool 2.5% 3/20/2050	121,867	104,297
Ginnie Mae II Pool 2.5% 3/20/2051	229,633	195,809
Ginnie Mae II Pool 2.5% 3/20/2052	125,696	107,122
Ginnie Mae II Pool 2.5% 4/20/2050	86,383	73,821
Ginnie Mae II Pool 2.5% 4/20/2051	167,832	143,111
Ginnie Mae II Pool 2.5% 4/20/2052	898,691	765,895
Ginnie Mae II Pool 2.5% 5/20/2050	473,122	404,320
Ginnie Mae II Pool 2.5% 5/20/2051	2,520,793	2,149,487
Ginnie Mae II Pool 2.5% 5/20/2052	2,460,394	2,096,831
Ginnie Mae II Pool 2.5% 6/20/2050	254,062	217,116
Ginnie Mae II Pool 2.5% 6/20/2051	1,409,309	1,200,841
Ginnie Mae II Pool 2.5% 6/20/2052	129,112	110,074
Ginnie Mae II Pool 2.5% 7/20/2051	7,360,329	6,271,572
Ginnie Mae II Pool 2.5% 8/20/2050	1,512,804	1,291,548
Ginnie Mae II Pool 2.5% 8/20/2051	2,372,112	2,021,224
Ginnie Mae II Pool 2.5% 9/1/2055 (f)	375,000	319,425
Ginnie Mae II Pool 2.5% 9/20/2050	1,321,450	1,128,043
Ginnie Mae II Pool 2.5% 9/20/2051	1,151,846	981,462
Ginnie Mae II Pool 3% 1/20/2043	2,957	2,708
Ginnie Mae II Pool 3% 1/20/2048	593,976	531,656
Ginnie Mae II Pool 3% 1/20/2050	578,003	513,565
Ginnie Mae II Pool 3% 11/20/2051	365,295	323,972
Ginnie Mae II Pool 3% 11/20/2054	639,017	566,329
Ginnie Mae II Pool 3% 12/20/2049	478,924	425,532
Ginnie Mae II Pool 3% 12/20/2051	384,416	340,809
Ginnie Mae II Pool 3% 12/20/2054	262,311	232,576
Ginnie Mae II Pool 3% 2/20/2046	239,919	215,571
Ginnie Mae II Pool 3% 2/20/2050	18,886	16,780
Ginnie Mae II Pool 3% 3/20/2043	12,368	11,320
Ginnie Mae II Pool 3% 3/20/2051	1,021,484	906,967
Ginnie Mae II Pool 3% 3/20/2052	2,326,999	2,062,306
Ginnie Mae II Pool 3% 4/20/2050	234,866	208,682
Ginnie Mae II Pool 3% 4/20/2051	214,440	190,333
Ginnie Mae II Pool 3% 4/20/2052	3,043,898	2,697,658
Ginnie Mae II Pool 3% 5/20/2051	1,696,014	1,503,757
Ginnie Mae II Pool 3% 5/20/2052	4,861,216	4,308,258
Ginnie Mae II Pool 3% 6/20/2050	638,202	566,854
Ginnie Mae II Pool 3% 6/20/2052	1,422,902	1,261,049
Ginnie Mae II Pool 3% 7/20/2042	43,187	39,609
Ginnie Mae II Pool 3% 7/20/2046	97,796	87,840
Ginnie Mae II Pool 3% 7/20/2049	263,811	235,390
Ginnie Mae II Pool 3% 7/20/2050	494,705	439,400
Ginnie Mae II Pool 3% 8/20/2043	3,285	2,999
Ginnie Mae II Pool 3% 8/20/2046	900,271	808,627
Ginnie Mae II Pool 3% 8/20/2050	411,865	365,820
Ginnie Mae II Pool 3% 8/20/2051	591,844	524,939
Ginnie Mae II Pool 3% 9/20/2046	229,035	205,720
Ginnie Mae II Pool 3.5% 1/20/2050	560,211	515,763
Ginnie Mae II Pool 3.5% 10/1/2055 (f)	2,425,000	2,201,290
Ginnie Mae II Pool 3.5% 10/20/2047	30,175	27,884
Ginnie Mae II Pool 3.5% 10/20/2051	68,904	62,920
Ginnie Mae II Pool 3.5% 11/20/2047	96,687	89,348
Ginnie Mae II Pool 3.5% 11/20/2050	46,813	43,098
Ginnie Mae II Pool 3.5% 11/20/2053	443,964	406,971
Ginnie Mae II Pool 3.5% 12/20/2046	51,315	47,517
Ginnie Mae II Pool 3.5% 12/20/2049	135,743	124,973
Ginnie Mae II Pool 3.5% 2/20/2046	602,632	559,150
Ginnie Mae II Pool 3.5% 2/20/2047	79,703	73,803
Ginnie Mae II Pool 3.5% 2/20/2048	228,652	211,225
Ginnie Mae II Pool 3.5% 2/20/2049	165,622	152,947
Ginnie Mae II Pool 3.5% 2/20/2051	1,911,029	1,759,406
Ginnie Mae II Pool 3.5% 3/20/2048	50,524	46,674
Ginnie Mae II Pool 3.5% 3/20/2049	242,592	223,648
Ginnie Mae II Pool 3.5% 3/20/2050	731,559	673,516
Ginnie Mae II Pool 3.5% 3/20/2051	123,509	113,710
Ginnie Mae II Pool 3.5% 4/20/2046	96,842	89,854
Ginnie Mae II Pool 3.5% 4/20/2049	54,760	50,467
Ginnie Mae II Pool 3.5% 4/20/2050	144,745	133,261
Ginnie Mae II Pool 3.5% 5/20/2044	3,922	3,645
Ginnie Mae II Pool 3.5% 5/20/2046	109,802	101,880
Ginnie Mae II Pool 3.5% 5/20/2050	118,302	108,916
Ginnie Mae II Pool 3.5% 5/20/2051	1,241,606	1,139,991
Ginnie Mae II Pool 3.5% 5/20/2052	154,469	141,078
Ginnie Mae II Pool 3.5% 5/20/2054	440,834	403,688
Ginnie Mae II Pool 3.5% 6/20/2048	324,816	300,059
Ginnie Mae II Pool 3.5% 6/20/2049	24,259	22,357
Ginnie Mae II Pool 3.5% 6/20/2052	1,202,282	1,097,310
Ginnie Mae II Pool 3.5% 7/20/2046	42,508	39,401
Ginnie Mae II Pool 3.5% 7/20/2047	13,648	12,629
Ginnie Mae II Pool 3.5% 7/20/2049	50,898	46,891
Ginnie Mae II Pool 3.5% 8/20/2046	29,509	27,353
Ginnie Mae II Pool 3.5% 8/20/2047	528,678	488,880
Ginnie Mae II Pool 3.5% 8/20/2048	161,184	148,849
Ginnie Mae II Pool 3.5% 9/1/2055 (f)	4,850,000	4,414,136
Ginnie Mae II Pool 3.5% 9/20/2046	30,077	27,879
Ginnie Mae II Pool 3.5% 9/20/2047	13,026	12,046
Ginnie Mae II Pool 4% 1/20/2047	81,242	77,541
Ginnie Mae II Pool 4% 1/20/2049	129,528	123,021
Ginnie Mae II Pool 4% 1/20/2051	126,837	119,832
Ginnie Mae II Pool 4% 10/20/2048	71,205	67,628
Ginnie Mae II Pool 4% 10/20/2049	41,335	39,181
Ginnie Mae II Pool 4% 11/20/2047	24,673	23,503
Ginnie Mae II Pool 4% 11/20/2054	570,452	531,947
Ginnie Mae II Pool 4% 12/20/2045	8,138	7,782
Ginnie Mae II Pool 4% 12/20/2047	35,855	34,155
Ginnie Mae II Pool 4% 12/20/2049	120,489	114,210
Ginnie Mae II Pool 4% 12/20/2050	78,368	74,039
Ginnie Mae II Pool 4% 12/20/2053	368,773	346,532
Ginnie Mae II Pool 4% 2/20/2050	101,768	96,465
Ginnie Mae II Pool 4% 2/20/2054	394,674	370,655
Ginnie Mae II Pool 4% 2/20/2055	1,549,998	1,445,376
Ginnie Mae II Pool 4% 3/20/2046	14,754	14,110
Ginnie Mae II Pool 4% 3/20/2048	144,740	137,876
Ginnie Mae II Pool 4% 3/20/2050	696,835	660,524
Ginnie Mae II Pool 4% 4/20/2047	52,384	49,998
Ginnie Mae II Pool 4% 4/20/2048	27,696	26,348
Ginnie Mae II Pool 4% 4/20/2049	55,596	52,699
Ginnie Mae II Pool 4% 4/20/2050	66,098	62,530
Ginnie Mae II Pool 4% 4/20/2054	572,930	535,019
Ginnie Mae II Pool 4% 5/20/2048	9,744	9,270
Ginnie Mae II Pool 4% 5/20/2049	75,579	71,641
Ginnie Mae II Pool 4% 5/20/2050	253,501	240,292
Ginnie Mae II Pool 4% 5/20/2054	144,590	135,113
Ginnie Mae II Pool 4% 6/20/2049	145,052	137,494
Ginnie Mae II Pool 4% 6/20/2051	214,636	203,452
Ginnie Mae II Pool 4% 6/20/2055	104,548	97,491
Ginnie Mae II Pool 4% 7/20/2047	80,425	76,661
Ginnie Mae II Pool 4% 8/20/2047	12,051	11,487
Ginnie Mae II Pool 4% 8/20/2048	51,094	48,528
Ginnie Mae II Pool 4% 8/20/2050	152,011	144,090
Ginnie Mae II Pool 4% 8/20/2053	705,858	664,666
Ginnie Mae II Pool 4% 8/20/2055	299,970	279,722
Ginnie Mae II Pool 4% 9/20/2047	12,216	11,645
Ginnie Mae II Pool 4% 9/20/2048	50,838	48,284
Ginnie Mae II Pool 4% 9/20/2050	134,939	127,654
Ginnie Mae II Pool 4.5% 1/20/2047	52,528	51,954
Ginnie Mae II Pool 4.5% 1/20/2050	90,883	89,038
Ginnie Mae II Pool 4.5% 1/20/2051	64,777	63,705
Ginnie Mae II Pool 4.5% 1/20/2055	860,680	828,751
Ginnie Mae II Pool 4.5% 10/20/2047	5,746	5,662
Ginnie Mae II Pool 4.5% 10/20/2048	33,090	32,481
Ginnie Mae II Pool 4.5% 10/20/2049	14,107	13,847
Ginnie Mae II Pool 4.5% 10/20/2050	61,402	60,424
Ginnie Mae II Pool 4.5% 11/20/2048	24,928	24,469
Ginnie Mae II Pool 4.5% 11/20/2053	373,086	360,703
Ginnie Mae II Pool 4.5% 11/20/2054	292,302	281,664
Ginnie Mae II Pool 4.5% 12/20/2048	15,500	15,200
Ginnie Mae II Pool 4.5% 12/20/2049	15,438	15,139
Ginnie Mae II Pool 4.5% 12/20/2050	268,769	263,313
Ginnie Mae II Pool 4.5% 2/20/2049	8,546	8,373
Ginnie Mae II Pool 4.5% 2/20/2050	65,922	64,645
Ginnie Mae II Pool 4.5% 2/20/2055	741,241	713,743
Ginnie Mae II Pool 4.5% 3/20/2051	43,323	42,525
Ginnie Mae II Pool 4.5% 3/20/2055	594,287	572,240
Ginnie Mae II Pool 4.5% 4/20/2050	123,749	121,082
Ginnie Mae II Pool 4.5% 4/20/2051	52,381	51,416
Ginnie Mae II Pool 4.5% 4/20/2055	485,081	467,086
Ginnie Mae II Pool 4.5% 5/20/2049	47,297	46,337
Ginnie Mae II Pool 4.5% 5/20/2054	577,135	556,130
Ginnie Mae II Pool 4.5% 6/20/2045	75,165	74,571
Ginnie Mae II Pool 4.5% 6/20/2049	21,502	21,066
Ginnie Mae II Pool 4.5% 6/20/2054	1,379,125	1,328,825
Ginnie Mae II Pool 4.5% 7/20/2053	1,069,750	1,036,667
Ginnie Mae II Pool 4.5% 7/20/2055	974,405	938,257
Ginnie Mae II Pool 4.5% 8/20/2048	159,452	156,664
Ginnie Mae II Pool 4.5% 8/20/2050	55,667	54,589
Ginnie Mae II Pool 4.5% 8/20/2055	139,919	134,728
Ginnie Mae II Pool 4.5% 9/20/2047	5,914	5,827
Ginnie Mae II Pool 4.5% 9/20/2049	48,398	47,506
Ginnie Mae II Pool 4.5% 9/20/2050	57,474	56,523
Ginnie Mae II Pool 5% 1/20/2049	6,293	6,333
Ginnie Mae II Pool 5% 1/20/2055	4,417,125	4,371,181
Ginnie Mae II Pool 5% 10/20/2047	30,993	31,447
Ginnie Mae II Pool 5% 10/20/2048	7,285	7,335
Ginnie Mae II Pool 5% 11/20/2045	25,401	25,836
Ginnie Mae II Pool 5% 11/20/2048	6,829	6,876
Ginnie Mae II Pool 5% 11/20/2049	25,563	25,802
Ginnie Mae II Pool 5% 11/20/2050	37,654	38,183
Ginnie Mae II Pool 5% 11/20/2053	547,814	544,042
Ginnie Mae II Pool 5% 12/20/2053	463,146	459,631
Ginnie Mae II Pool 5% 12/20/2054	1,152,435	1,140,448
Ginnie Mae II Pool 5% 2/20/2049	46,994	47,287
Ginnie Mae II Pool 5% 2/20/2055	1,009,489	998,989
Ginnie Mae II Pool 5% 3/20/2048	8,371	8,473
Ginnie Mae II Pool 5% 3/20/2050	52,239	52,875
Ginnie Mae II Pool 5% 4/20/2048	17,951	18,147
Ginnie Mae II Pool 5% 4/20/2049	8,623	8,682
Ginnie Mae II Pool 5% 4/20/2055	421,423	417,040
Ginnie Mae II Pool 5% 5/20/2049	34,246	34,482
Ginnie Mae II Pool 5% 5/20/2054	469,289	464,994
Ginnie Mae II Pool 5% 5/20/2055	895,861	886,543
Ginnie Mae II Pool 5% 6/20/2054	689,198	682,676
Ginnie Mae II Pool 5% 7/20/2048	30,077	30,303
Ginnie Mae II Pool 5% 7/20/2050	32,172	32,563
Ginnie Mae II Pool 5% 7/20/2053	1,471,304	1,463,013
Ginnie Mae II Pool 5% 7/20/2055	1,473,544	1,458,218
Ginnie Mae II Pool 5% 8/20/2055	250,000	247,478
Ginnie Mae II Pool 5% 9/20/2048	8,073	8,129
Ginnie Mae II Pool 5% 9/20/2053	697,869	693,936
Ginnie Mae II Pool 5.5% 1/20/2055	1,618,757	1,631,520
Ginnie Mae II Pool 5.5% 10/20/2046	21,692	22,466
Ginnie Mae II Pool 5.5% 10/20/2048	8,363	8,635
Ginnie Mae II Pool 5.5% 10/20/2053	1,225,209	1,240,517
Ginnie Mae II Pool 5.5% 12/20/2044	14,670	15,156
Ginnie Mae II Pool 5.5% 12/20/2048	11,618	11,995
Ginnie Mae II Pool 5.5% 2/20/2054	1,158,564	1,170,505
Ginnie Mae II Pool 5.5% 3/20/2055	3,458,268	3,485,536
Ginnie Mae II Pool 5.5% 4/20/2055	524,495	528,631
Ginnie Mae II Pool 5.5% 6/20/2055	4,837,709	4,875,853
Ginnie Mae II Pool 5.5% 7/20/2054	528,106	532,393
Ginnie Mae II Pool 5.5% 8/20/2053	478,958	484,493
Ginnie Mae II Pool 5.5% 8/20/2054	2,058,324	2,075,035
Ginnie Mae II Pool 5.5% 9/1/2055 (f)	475,000	478,504
Ginnie Mae II Pool 5.5% 9/20/2053	1,106,681	1,120,508
Ginnie Mae II Pool 6% 1/20/2055	1,824,779	1,862,095
Ginnie Mae II Pool 6% 10/1/2055 (f)	4,100,000	4,177,963
Ginnie Mae II Pool 6% 12/20/2054	3,601,628	3,672,466
Ginnie Mae II Pool 6% 3/20/2055	197,507	201,592
Ginnie Mae II Pool 6% 9/1/2055 (f)	7,750,000	7,904,635
Ginnie Mae II Pool 6.5% 3/20/2055	1,754,671	1,807,334
Ginnie Mae II Pool 6.5% 5/20/2055	794,643	818,492
Ginnie Mae II Pool 6.5% 7/20/2053	385,171	397,544
Ginnie Mae II Pool 6.5% 7/20/2054	914,116	940,338
Ginnie Mae II Pool 6.5% 9/20/2053	308,513	318,399
Uniform Mortgage Backed Securities 2% 9/1/2055 (f)	12,775,000	10,143,151
Uniform Mortgage Backed Securities 2.5% 9/1/2040 (f)	1,500,000	1,407,305
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (f)	5,375,000	4,462,300
Uniform Mortgage Backed Securities 3% 9/1/2055 (f)	1,250,000	1,083,008
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (f)	6,850,000	6,186,674
Uniform Mortgage Backed Securities 3.5% 9/1/2040 (f)	500,000	484,101
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (f)	10,700,000	9,668,035
Uniform Mortgage Backed Securities 4% 9/1/2055 (f)	1,100,000	1,026,652
Uniform Mortgage Backed Securities 4.5% 9/1/2040 (f)	850,000	848,174
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (f)	875,000	841,641
Uniform Mortgage Backed Securities 5% 9/1/2040 (f)	825,000	833,540
Uniform Mortgage Backed Securities 5% 9/1/2055 (f)	1,400,000	1,380,695
Uniform Mortgage Backed Securities 5.5% 9/1/2040 (f)	725,000	741,029
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (f)	5,150,000	5,180,176
Uniform Mortgage Backed Securities 6% 10/1/2055 (f)	3,075,000	3,139,143
Uniform Mortgage Backed Securities 6% 9/1/2055 (f)	17,325,000	17,701,278
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (f)	5,775,000	5,984,118
Uniform Mortgage Backed Securities 7% 9/1/2055 (f)	2,125,000	2,235,414
TOTAL UNITED STATES		790,501,906
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $826,519,057)		790,501,906

U.S. Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.4%
Financial Services - 0.4%
Fannie Mae 0.54% 10/27/2025	500,000	497,144
Fannie Mae 0.75% 10/8/2027	250,000	235,575
Fannie Mae 0.875% 8/5/2030	108,000	94,392
Fannie Mae 6.625% 11/15/2030	1,650,000	1,871,442
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,109,395
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	967,006
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,152,590
Federal Home Loan Bank 0.96% 3/5/2026	1,300,000	1,279,571
Federal Home Loan Bank 3.25% 6/9/2028	210,000	208,155
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,650
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,033,304
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	945,018
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	997,242
		13,421,484
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	145,000	143,297
Tennessee Valley Authority 4.25% 9/15/2052	150,000	123,690
Tennessee Valley Authority 4.25% 9/15/2065	210,000	166,840
Tennessee Valley Authority 4.375% 8/1/2034	269,000	268,529
Tennessee Valley Authority 4.875% 5/15/2035	700,000	716,923
Tennessee Valley Authority 5.25% 9/15/2039	420,000	439,309
Tennessee Valley Authority 5.88% 4/1/2036	110,000	121,847
		1,980,435
TOTAL UNITED STATES		15,401,919
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,789,850)		15,401,919

U.S. Treasury Obligations - 46.4%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,244
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	46,788
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	112,148
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	813,201
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	140,106
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	4,065,283
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	856,600
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,246,548
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	394,272
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	5,018,423
US Treasury Bonds 2.25% 5/15/2041	2.07 to 3.12	6,995,000	5,068,916
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	95,888
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	164,768
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	24,049
US Treasury Bonds 2.375% 5/15/2051	2.60 to 3.09	1,245,000	773,602
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	225,609
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	83,408
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	248,665
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	110,250
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	124,667
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	261,397
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	255,281
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,041,128
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	198,184
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	201,413
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	57,309
US Treasury Bonds 3% 2/15/2047	3.00	83,000	61,653
US Treasury Bonds 3% 2/15/2048	3.07	121,000	88,760
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	191,761
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	188,782
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,189,996
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	137,196
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,424,128
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	186,680
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	214,118
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	35,941
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	5,065,397
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	53,064
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	151,554
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.43	14,140,000	11,793,644
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	7,620,091
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,525,031
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	73,349
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	81,387
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	200,531
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	9,054,372
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,343,732
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	115,413
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,394,167
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,363,770
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	17,477,586
US Treasury Bonds 4.125% 8/15/2053 (j)	4.20 to 5.03	4,510,000	3,949,950
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	26,816,468
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	16,059,641
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	4,883
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	80,791
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	417,422
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	3,905,109
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	10,016,203
US Treasury Bonds 4.5% 2/15/2036	1.78 to 2.83	223,000	228,714
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.85	22,650,000	21,710,379
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	69,712
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.90	4,350,000	4,219,840
US Treasury Bonds 4.625% 2/15/2055	4.69 to 4.83	5,390,000	5,137,344
US Treasury Bonds 4.625% 5/15/2044	4.47 to 4.76	8,980,000	8,735,155
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	8,421,827
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	17,843,267
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	18,530,000	18,026,216
US Treasury Bonds 4.75% 8/15/2045	4.74	5,310,000	5,315,808
US Treasury Bonds 4.75% 8/15/2055	4.92	4,270,000	4,155,244
US Treasury Bonds 5% 5/15/2037	2.94	391,000	415,438
US Treasury Bonds 5% 5/15/2045	4.79 to 5.05	24,500,000	24,909,609
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,503,272
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	518,316
US Treasury Notes 0.5% 5/31/2027	0.69	43,000	40,723
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	808,786
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,235,309
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,254,212
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,584,038
US Treasury Notes 0.625% 3/31/2027	0.63	884,000	842,804
US Treasury Notes 0.625% 7/31/2026	0.67 to 0.83	3,960,000	3,844,943
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	554,972
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,493,043
US Treasury Notes 0.75% 4/30/2026	0.81	3,206,000	3,138,661
US Treasury Notes 0.75% 5/31/2026	0.78 to 0.90	3,183,000	3,108,349
US Treasury Notes 0.875% 9/30/2026	1.05 to 1.62	6,070,000	5,881,498
US Treasury Notes 1.125% 10/31/2026	1.10 to 1.83	8,680,000	8,415,531
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,736,649
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,852,395
US Treasury Notes 1.25% 12/31/2026	1.42 to 2.91	7,670,000	7,421,624
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,354,851
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,159,645
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,636,497
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,398,208
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,805,738
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,629,701
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,931,613
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,085,300
US Treasury Notes 1.375% 8/31/2026	1.68	366,000	357,162
US Treasury Notes 1.5% 1/31/2027	0.69 to 3.03	5,829,000	5,649,804
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	994,339
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	660,537
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,527,323
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,742,258
US Treasury Notes 1.625% 9/30/2026	1.68 to 1.84	1,345,000	1,313,844
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,961,182
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	773,683
US Treasury Notes 1.875% 7/31/2026	1.61 to 1.76	800,000	785,638
US Treasury Notes 2% 11/15/2026	1.54 to 3.18	562,000	550,167
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	247,699
US Treasury Notes 2.25% 2/15/2027	2.51 to 4.77	4,017,000	3,933,679
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,335,333
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,542,510
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	452,787
US Treasury Notes 2.5% 3/31/2027	3.06	2,870,000	2,817,533
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	1,005,157
US Treasury Notes 2.625% 5/31/2027	2.84	3,110,000	3,055,089
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,920,744
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	616,641
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,891,350
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,120,767
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,279,103
US Treasury Notes 2.875% 11/30/2025	2.69 to 2.71	288,000	287,093
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	282,659
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	226,750
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,162,419
US Treasury Notes 3% 10/31/2025	2.59	535,000	533,828
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	326,281
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,060,428
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,207,813
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,296,786
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,726,416
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	920,138
US Treasury Notes 3.375% 9/15/2027	3.56	3,650,000	3,632,891
US Treasury Notes 3.5% 1/31/2028	3.49 to 3.77	5,420,000	5,407,509
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,612,260
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,589,595
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,359,645
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	7,025,517
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,452,187
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,181,873
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	409,103
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,521,082
US Treasury Notes 3.625% 8/15/2028	3.68	14,670,000	14,689,484
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,207,558
US Treasury Notes 3.625% 8/31/2030	3.69	10,570,000	10,537,794
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,630,425
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,427,689
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,601,266
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.82	18,850,000	18,922,160
US Treasury Notes 3.75% 5/15/2028	3.83 to 4.00	35,560,000	35,707,638
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,864,941
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	6,988,786
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	2,021,991
US Treasury Notes 3.875% 10/15/2027	3.86 to 4.16	25,440,000	25,568,194
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	4,003,807
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,607,998
US Treasury Notes 3.875% 3/15/2028	3.88	9,070,000	9,134,482
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.11	15,380,000	15,510,369
US Treasury Notes 3.875% 5/31/2027	4.01	10,760,000	10,796,147
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	23,390,000	23,570,907
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.96	12,400,000	12,501,719
US Treasury Notes 3.875% 7/15/2028	3.84 to 3.88	19,150,000	19,298,113
US Treasury Notes 3.875% 7/31/2030	3.95	6,940,000	6,995,845
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,294,566
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,125,045
US Treasury Notes 4% 1/15/2027	4.02 to 4.10	7,640,000	7,663,577
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,785,955
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,349,725
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,429,076
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,627,506
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,541,445
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,654,786
US Treasury Notes 4% 3/31/2030	3.95	8,710,000	8,829,422
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	23,490,000	23,625,802
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	21,070,000	21,362,182
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,211,776
US Treasury Notes 4% 6/30/2032	3.99 to 4.18	11,460,000	11,519,091
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,711,696
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,033,427
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	18,350,000	18,433,148
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.25	7,580,000	7,659,057
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,642,352
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	14,031,079
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,516,206
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,757,809
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	11,058,959
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	7,073,461
US Treasury Notes 4.125% 2/15/2027	4.30 to 4.48	17,430,000	17,521,916
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	10,110,000	10,250,197
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	13,210,729
US Treasury Notes 4.125% 3/31/2031	4.43 to 4.66	8,030,000	8,171,780
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.11	6,630,000	6,719,350
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	5,800,000	5,873,115
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,317,012
US Treasury Notes 4.125% 8/31/2030	4.63	880,000	896,534
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	15,030,000	15,247,818
US Treasury Notes 4.25% 1/31/2026	4.72	1,410,000	1,410,573
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,880,386
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	16,477,428
US Treasury Notes 4.25% 2/15/2028	3.98 to 4.08	22,760,000	23,106,275
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,585,275
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,871,721
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.49	23,610,000	23,683,781
US Treasury Notes 4.25% 6/30/2029	4.34	4,530,000	4,629,912
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,353,364
US Treasury Notes 4.25% 8/15/2035	4.22	6,800,000	6,813,813
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,800,614
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,990,612
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,725,754
US Treasury Notes 4.375% 12/15/2026	3.98 to 4.15	10,500,000	10,577,109
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	10,170,088
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,849,531
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,687,334
US Treasury Notes 4.375% 8/15/2026	4.66	210,000	210,952
US Treasury Notes 4.5% 11/15/2025	4.08	2,900,000	2,901,291
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	14,888,917
US Treasury Notes 4.5% 4/15/2027	4.77 to 4.88	10,820,000	10,954,827
US Treasury Notes 4.5% 5/15/2027	4.51 to 4.74	16,650,000	16,871,783
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,019,932
US Treasury Notes 4.625% 11/15/2026	4.47 to 4.50	6,220,000	6,278,555
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	18,370,000	18,998,599
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,853,236
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,413,290
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,361,973
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,667,895
US Treasury Notes 4.625% 9/15/2026	4.79	6,990,000	7,045,023
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,934,152
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.96	17,470,000	17,210,680
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,862,593
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	8,058,797
US Treasury Notes 4.875% 5/31/2026	4.86	2,910,000	2,928,915
US Treasury Notes 5% 10/31/2025	5.06	3,000,000	3,003,145
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,495,108,094)			1,468,904,587

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $35,589,876)	4.36	35,582,760	35,589,876

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $3,333,375,172)	3,231,792,733
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(62,364,953)
NET ASSETS - 100.0%	3,169,427,780

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(4,850,000)	(4,414,135)
Ginnie Mae II Pool 6% 9/1/2055	(5,975,000)	(6,094,219)
Uniform Mortgage Backed Securities 2% 9/1/2055	(500,000)	(396,992)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(5,275,000)	(4,379,280)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(6,850,000)	(6,189,350)
Uniform Mortgage Backed Securities 5% 9/1/2040	(825,000)	(833,540)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(475,000)	(477,783)
Uniform Mortgage Backed Securities 6% 9/1/2055	(6,150,000)	(6,283,571)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(29,068,870)

TOTAL TBA SALE COMMITMENTS (Proceeds $28,924,479)		(29,068,870)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,480,024 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $44,667.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,756,543	587,516,361	573,683,028	1,064,906	-	-	35,589,876	35,582,760	0.1%
Total	21,756,543	587,516,361	573,683,028	1,064,906	-	-	35,589,876

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	8,188,514	-	8,188,514	-

Bank Notes
Financials	4,271,803	-	4,271,803	-

Commercial Mortgage Securities	32,499,701	-	32,499,701	-

Foreign Government and Government Agency Obligations	37,614,386	-	37,614,386	-

Municipal Securities
Education	614,409	-	614,409	-
Electric Utilities	538,893	-	538,893	-
General Obligations	4,184,207	-	4,184,207	-
Health Care	633,562	-	633,562	-
Special Tax	975,104	-	975,104	-
Transportation	2,155,199	-	2,155,199	-
Water & Sewer	530,315	-	530,315	-

Non-Convertible Corporate Bonds
Communication Services	52,549,372	-	52,549,372	-
Consumer Discretionary	41,857,546	-	41,857,546	-
Consumer Staples	52,922,846	-	52,922,846	-
Energy	51,924,586	-	51,924,586	-
Financials	304,748,269	-	304,748,269	-
Health Care	90,485,188	-	90,485,188	-
Industrials	49,026,971	-	49,026,971	-
Information Technology	60,382,026	-	60,382,026	-
Materials	22,426,700	-	22,426,700	-
Real Estate	31,212,178	-	31,212,178	-
Utilities	71,425,110	-	71,425,110	-

Preferred Securities
Energy	227,560	-	227,560	-

U.S. Government Agency - Mortgage Securities	790,501,906	-	790,501,906	-

U.S. Government Agency Obligations
Financials	13,421,484	-	13,421,484	-
Utilities	1,980,435	-	1,980,435	-

U.S. Treasury Obligations	1,468,904,587	-	1,468,904,587	-

Money Market Funds	35,589,876	35,589,876	-	-
Total Investments in Securities:	3,231,792,733	35,589,876	3,196,202,857	-
Other Financial Instruments:

TBA Sale Commitments	(29,068,870)	-	(29,068,870)	-
Total Other Financial Instruments:	(29,068,870)	-	(29,068,870)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,297,785,296)	$3,196,202,857
Fidelity Central Funds (cost $35,589,876)	35,589,876

Total Investment in Securities (cost $3,333,375,172)		$3,231,792,733
Receivable for investments sold
Regular delivery		32,174,812
Delayed delivery		5,250,251
Receivable for TBA sale commitments		28,924,479
Receivable for fund shares sold		4,830,542
Interest receivable		25,628,459
Distributions receivable from Fidelity Central Funds		88,155
Total assets		3,328,689,431
Liabilities
Payable for investments purchased
Regular delivery	$35,320,436
Delayed delivery	92,799,743
TBA sale commitments, at value	29,068,870
Payable for fund shares redeemed	2,069,312
Distributions payable	3,290
Total liabilities		159,261,651
Net Assets		$3,169,427,780
Net Assets consist of:
Paid in capital		$3,312,633,275
Total accumulated earnings (loss)		(143,205,495)
Net Assets		$3,169,427,780
Net Asset Value, offering price and redemption price per share ($3,169,427,780 ÷ 345,149,398 shares)		$9.18
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$13,545
Interest		110,649,786
Income from Fidelity Central Funds		1,064,906
Total income		111,728,237
Expenses
Independent trustees' fees and expenses	$6,619
Total expenses		6,619
Net Investment income (loss)		111,721,618
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,887,189)
Foreign currency transactions	2
Total net realized gain (loss)		(13,887,187)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,801,488)
TBA sale commitments	(185,818)
Total change in net unrealized appreciation (depreciation)		(3,987,306)
Net gain (loss)		(17,874,493)
Net increase (decrease) in net assets resulting from operations		$93,847,125
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,721,618	$74,816,141
Net realized gain (loss)	(13,887,187)	(16,028,414)
Change in net unrealized appreciation (depreciation)	(3,987,306)	91,630,474
Net increase (decrease) in net assets resulting from operations	93,847,125	150,418,201
Distributions to shareholders	(105,107,626)	(69,215,077)

Share transactions
Proceeds from sales of shares	1,355,305,856	1,000,964,330
Reinvestment of distributions	105,062,649	69,174,908
Cost of shares redeemed	(692,627,403)	(449,980,027)

Net increase (decrease) in net assets resulting from share transactions	767,741,102	620,159,211
Total increase (decrease) in net assets	756,480,601	701,362,335

Net Assets
Beginning of period	2,412,947,179	1,711,584,844
End of period	$3,169,427,780	$2,412,947,179

Other Information
Shares
Sold	149,088,412	111,630,504
Issued in reinvestment of distributions	11,517,360	7,709,836
Redeemed	(76,209,611)	(50,252,375)
Net increase (decrease)	84,396,161	69,087,965

Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$8.93	$9.29	$10.68	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.373	.335	.266	.180	.159
Net realized and unrealized gain (loss)	(.092)	.294	(.380)	(1.397)	(.192)
Total from investment operations	.281	.629	(.114)	(1.217)	(.033)
Distributions from net investment income	(.351)	(.309)	(.246)	(.173)	(.163)
Distributions from net realized gain	-	-	-	-	(.094)
Total distributions	(.351)	(.309)	(.246)	(.173)	(.257)
Net asset value, end of period	$9.18	$9.25	$8.93	$9.29	$10.68
Total Return C	3.13%	7.21%	(1.22)%	(11.49)%	(.29)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.01%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.11%	3.74%	2.95%	1.81%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,169,428	$2,412,947	$1,711,585	$1,315,374	$1,146,646
Portfolio turnover rate G	68%	65%	49%	55%	115%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,116,563
Gross unrealized depreciation	(130,926,582)
Net unrealized appreciation (depreciation)	$(90,810,019)
Tax Cost	$3,322,458,361

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,353,897
Capital loss carryforward	$(53,749,373)
Net unrealized appreciation (depreciation) on securities and other investments	$(90,810,019)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,276,162)
Long-term	(38,473,211)
Total capital loss carryforward	$(53,749,373)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$105,107,626	$ 69,215,077
Total	$105,107,626	$ 69,215,077

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	1,243,986,159	1,071,222,133
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex U.S. Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 76,319,016 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $105,107,626 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881611.108
ZUB-ANN-1025
Fidelity® Series Bond Index Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Bond Index Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	2,000,000	2,073,908
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	1,810,000	1,826,330
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	2,360,000	2,316,076
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	4,200,000	3,916,996
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	983,666	987,029
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	2,307,474	2,305,073
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	4,353,962	4,373,574
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	9,000,000	9,076,609
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	2,260,000	2,293,722
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	7,000,000	7,228,891
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	6,700,000	7,393,360
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	2,750,000	2,750,983
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	2,525,000	2,523,444
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	2,553,257	2,558,927
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	7,200,000	7,279,950
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	1,810,000	1,823,776
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	3,865,222	3,870,011
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	5,180,000	5,233,465
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	553,944	553,555
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	1,357,366	1,361,956
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	2,560,935	2,562,603
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	1,505,000	1,527,730
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	1,020,000	1,032,033
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	4,600,000	4,653,783
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	1,480,000	1,497,760
TOTAL UNITED STATES		83,021,544
TOTAL ASSET-BACKED SECURITIES (Cost $82,570,933)		83,021,544

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	2,144,000	2,280,263
Capital One NA 2.7% 2/6/2030	5,000,000	4,683,223
Capital One NA 3.45% 7/27/2026	2,273,000	2,255,478
KeyBank NA/Cleveland OH 4.9% 8/8/2032	1,200,000	1,176,734
PNC Bank NA 2.7% 10/22/2029	2,100,000	1,975,832
Regions Bank/Birmingham AL 6.45% 6/26/2037	1,000,000	1,080,833
Truist Bank 3.3% 5/15/2026	1,355,000	1,344,838
Truist Bank 3.8% 10/30/2026	427,000	424,362
Truist Bank 4.42% 7/24/2028 (c)	11,000,000	11,033,065
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	5,000,000	5,009,640
Wells Fargo Bank NA 5.45% 8/7/2026	5,500,000	5,557,767

TOTAL BANK NOTES (Cost $37,400,952)		36,822,035

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	1,106,035	1,099,287
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	6,780,000	5,996,698
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	12,700,000	11,221,551
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,800,000	1,625,439
BANK Series 2022-BNK41 Class A4, 3.9158% 4/15/2065 (c)	9,500,000	9,027,100
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	4,000,000	4,093,002
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	11,830,470	10,720,605
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	6,000,000	5,344,089
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	2,000,000	1,784,729
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (c)	8,703,000	9,312,569
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	1,772,000	1,675,942
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	4,179,000	4,097,882
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	3,100,000	2,709,588
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	10,300,000	9,148,952
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,000,000	3,193,569
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	3,750,000	3,862,500
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,500,000	3,238,399
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,460,000	1,549,838
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	14,050,000	14,899,778
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,308,000	3,276,897
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,832,000	3,766,349
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	2,641,000	2,612,521
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,485,000	3,485,779
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	58,116	57,917
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/17/2052	3,480,000	3,267,919
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/17/2052	3,480,000	3,266,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	994,178	988,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	3,570,484	3,528,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	2,618,348	2,582,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	93,947	93,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	3,075,000	3,037,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	4,243,000	4,186,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	1,386,000	1,385,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	2,957,000	2,955,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	2,646,000	2,593,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	9,484,000	9,132,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	16,200,000	15,098,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	12,400,000	10,954,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	12,400,000	10,943,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	6,200,000	5,482,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	8,900,000	7,859,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	8,000,000	7,075,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	2,000,000	1,783,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	8,200,000	7,408,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	6,410,000	5,766,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	6,160,000	5,489,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	7,200,000	6,319,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	7,800,000	6,921,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,000,000	967,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	7,500,000	7,243,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	12,000,000	10,672,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	9,000,000	8,988,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	9,025,000	9,070,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	8,500,000	8,399,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	4,000,000	4,054,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	3,970,000	4,118,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	4,750,000	4,744,725
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	9,700,000	9,086,186
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	342,336	335,114
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	8,000,000	6,752,097
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	4,000,000	3,712,262
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	2,725,000	2,414,390
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	1,760,000	1,902,092
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	7,470,000	7,202,928
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	5,667,000	5,335,563
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	8,500,000	8,078,544
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	3,600,000	3,354,950
TOTAL UNITED STATES		352,355,805
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,876,896)		352,355,805

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Export Development Canada 4.125% 2/13/2029	10,570,000	10,723,159
Province of Alberta 3.3% 3/15/2028	696,000	688,950
Province of British Columbia 2.25% 6/2/2026	6,672,000	6,588,333
Province of British Columbia 4.2% 7/6/2033	4,140,000	4,101,286
Province of British Columbia 4.9% 4/24/2029	5,000,000	5,190,750
Province of Manitoba 4.3% 7/27/2033	1,400,000	1,389,352
Province of Ontario 1.125% 10/7/2030	3,750,000	3,273,713
Province of Ontario 1.8% 10/14/2031	10,000,000	8,786,827
Province of Ontario 2.3% 6/15/2026	22,624,000	22,328,757
Province of Ontario 2.5% 4/27/2026	891,000	882,224
Province of Quebec 2.5% 4/20/2026	1,009,000	999,363
Province of Quebec 2.75% 4/12/2027	8,846,000	8,694,822
Province of Quebec 4.25% 9/5/2034	1,850,000	1,819,938
Province of Quebec 4.5% 9/8/2033	3,000,000	3,030,210
TOTAL CANADA		78,497,684
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	6,000,000	5,420,640
Chilean Republic 2.55% 7/27/2033	7,750,000	6,595,250
Chilean Republic 3.24% 2/6/2028	2,067,000	2,025,660
Chilean Republic 3.625% 10/30/2042	3,150,000	2,549,925
Chilean Republic 3.86% 6/21/2047	3,039,000	2,340,030
Chilean Republic 4.95% 1/5/2036	3,440,000	3,412,480
Chilean Republic 5.33% 1/5/2054	3,400,000	3,196,000
Chilean Republic 5.65% 1/13/2037	3,000,000	3,123,000
TOTAL CHILE		28,662,985
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	1,500,000	1,730,729
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	5,800,000	5,454,900
Indonesia Government 3.35% 3/12/2071	2,160,000	1,383,372
Indonesia Government 3.4% 9/18/2029	5,600,000	5,440,120
Indonesia Government 3.5% 2/14/2050	4,200,000	3,037,860
Indonesia Government 4.35% 1/11/2048	901,000	763,598
Indonesia Government 4.45% 4/15/2070	1,300,000	1,038,375
Indonesia Government 5.25% 1/15/2030	4,000,000	4,155,720
Indonesia Government 5.35% 2/11/2049	5,800,000	5,655,000
Indonesia Government 5.6% 1/15/2035	4,000,000	4,205,000
TOTAL INDONESIA		31,133,945
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	1,310,000	1,200,402
Israel Government 3.25% 1/17/2028	2,565,000	2,496,814
Israel Government 3.375% 1/15/2050	4,900,000	3,200,862
Israel Government 3.875% 7/3/2050	4,660,000	3,295,019
Israel Government 5.375% 2/19/2030	2,850,000	2,924,270
Israel Government 5.375% 3/12/2029	1,400,000	1,436,408
Israel Government 5.5% 3/12/2034	1,400,000	1,427,766
Israel Government 5.625% 2/19/2035	3,000,000	3,072,180
Israel Government 5.75% 3/12/2054	1,400,000	1,293,922
TOTAL ISRAEL		20,347,643
ITALY - 0.0%
Italian Republic 1.25% 2/17/2026	4,100,000	4,044,314
Italian Republic 2.875% 10/17/2029	9,060,000	8,629,198
Italian Republic 4% 10/17/2049	2,982,000	2,180,736
TOTAL ITALY		14,854,248
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	2,622,000	2,302,266
KOREA (SOUTH) - 0.0%
Korean Republic 2.5% 6/19/2029	4,000,000	3,809,684
Korean Republic 2.75% 1/19/2027	4,000,000	3,941,143
TOTAL KOREA (SOUTH)		7,750,827
MEXICO - 0.2%
United Mexican States 3.5% 2/12/2034	16,778,000	14,315,829
United Mexican States 3.75% 4/19/2071	7,000,000	4,038,160
United Mexican States 4.28% 8/14/2041	3,000,000	2,338,500
United Mexican States 4.35% 1/15/2047	2,568,000	1,887,480
United Mexican States 4.5% 1/31/2050	15,110,000	11,151,180
United Mexican States 4.6% 1/23/2046	1,034,000	794,111
United Mexican States 4.6% 2/10/2048	3,128,000	2,355,384
United Mexican States 4.75% 3/8/2044	7,230,000	5,784,000
United Mexican States 4.75% 4/27/2032	5,000,000	4,820,000
United Mexican States 5.55% 1/21/2045	2,198,000	1,966,661
United Mexican States 5.85% 7/2/2032	5,070,000	5,176,470
United Mexican States 6.05% 1/11/2040	3,556,000	3,438,759
TOTAL MEXICO		58,066,534
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032	6,180,000	4,890,667
Panamanian Republic 3.16% 1/23/2030	3,711,000	3,417,831
Panamanian Republic 4.3% 4/29/2053	1,012,000	694,231
Panamanian Republic 4.5% 4/1/2056	4,200,000	2,883,825
Panamanian Republic 4.5% 4/16/2050	3,012,000	2,140,192
Panamanian Republic 6.4% 2/14/2035	3,800,000	3,822,800
Panamanian Republic 6.7% 1/26/2036	1,760,000	1,807,520
TOTAL PANAMA		19,657,066
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	6,740,000	5,504,019
Peruvian Republic 2.78% 12/1/2060	3,300,000	1,762,200
Peruvian Republic 3.55% 3/10/2051	4,400,000	3,027,200
Peruvian Republic 5.375% 2/8/2035	1,920,000	1,943,040
Peruvian Republic 5.5% 3/30/2036	5,010,000	5,060,100
Peruvian Republic 5.875% 8/8/2054	1,730,000	1,684,155
Peruvian Republic 6.2% 6/30/2055	3,000,000	3,039,000
Peruvian Republic 6.55% 3/14/2037	2,718,000	2,988,441
TOTAL PERU		25,008,155
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	1,850,000	1,597,045
Philippine Republic 2.65% 12/10/2045	1,200,000	789,594
Philippine Republic 3% 2/1/2028	3,387,000	3,290,911
Philippine Republic 3.7% 3/1/2041	11,200,000	9,318,400
Philippine Republic 3.75% 1/14/2029	1,000,000	982,929
Philippine Republic 3.95% 1/20/2040	3,734,000	3,298,952
Philippine Republic 4.75% 3/5/2035	2,800,000	2,786,000
Philippine Republic 5.17% 10/13/2027	5,000,000	5,099,400
Philippine Republic 5.25% 5/14/2034	2,500,000	2,577,000
Philippine Republic 6.375% 10/23/2034	1,849,000	2,061,635
Philippine Republic 7.75% 1/14/2031	3,000,000	3,492,600
Philippine Republic 9.5% 2/2/2030	2,500,000	3,015,566
TOTAL PHILIPPINES		38,310,032
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	1,176,000	1,168,168
Republic of Poland 4.625% 3/18/2029	1,500,000	1,526,280
Republic of Poland 4.875% 2/12/2030	4,000,000	4,104,000
Republic of Poland 5.125% 9/18/2034	3,000,000	3,028,350
Republic of Poland 5.375% 2/12/2035	4,000,000	4,096,000
Republic of Poland 5.5% 3/18/2054	3,000,000	2,813,730
Republic of Poland 5.5% 4/4/2053	2,700,000	2,526,147
Republic of Poland 5.75% 11/16/2032	3,600,000	3,808,332
TOTAL POLAND		23,071,007
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	846,621	726,773
Uruguay Republic 4.375% 1/23/2031	8,324,181	8,356,410
Uruguay Republic 4.975% 4/20/2055	5,889,811	5,234,570
Uruguay Republic 5.442% 2/14/2037	8,400,000	8,667,792
Uruguay Republic 7.625% 3/21/2036	380,000	456,433
TOTAL URUGUAY		23,441,978
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $410,247,453)		372,835,099

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	3,540,000	2,297,142
University CA Revs Series 2015 AP, 3.931% 5/15/2045	665,000	601,065
		2,898,207
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	1,920,000	1,687,170
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	1,000,000	760,132
Los Angeles CA Ccd 6.75% 8/1/2049	1,685,000	1,826,230
State of California 7.55% 4/1/2039	7,910,000	9,485,157
State of California 7.6% 11/1/2040	6,390,000	7,784,974
State of California Gen. Oblig. 3.5% 4/1/2028	2,300,000	2,291,953
		23,835,616
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	5,400,000	3,373,052
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	3,000,000	1,913,008
		5,286,060
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	2,900,000	3,008,686
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	1,325,000	1,492,409
Los Angeles CA Dept Arpts Rev 6.582% 5/15/2039	740,000	794,051
		5,295,146
TOTAL CALIFORNIA		37,315,029
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	1,175,000	811,304
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	11,277,696	11,409,107
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	5,350,000	5,898,953
TOTAL ILLINOIS		17,308,060
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	1,355,000	1,294,058
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	840,000	653,381
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	2,650,000	2,265,233
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	3,000,000	2,401,727
TOTAL MASSACHUSETTS		5,320,341
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	2,900,000	2,241,384
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	2,000,000	1,477,695
TOTAL MICHIGAN		3,719,079
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,537,000	4,246,652
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	920,000	862,311
Port Auth NY & NJ 5.647% 11/1/2040	930,000	979,768
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	6,000,000	3,826,494
		5,668,573
TOTAL NEW JERSEY,NEW YORK		5,668,573
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	3,100,000	3,319,448
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	6,000,000	5,069,059
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	1,095,000	1,178,431
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	1,610,000	1,658,710
TOTAL NEW YORK		11,225,648
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	2,200,000	1,476,400
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	1,730,000	2,160,827
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	1,010,000	877,457
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	1,365,000	1,272,008
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	2,016,000	2,041,714
Texas - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	4,750,000	3,141,281
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	1,580,000	1,348,502
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	435,000	324,427
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	4,000,000	2,842,272
		4,515,201
TOTAL TEXAS		7,656,482
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	2,400,000	1,451,654
University VA Univ Revs Series SER C, 4.179% 9/1/2117	845,000	617,689
		2,069,343
TOTAL VIRGINIA		2,069,343
TOTAL MUNICIPAL SECURITIES (Cost $130,089,338)		104,462,975

Non-Convertible Corporate Bonds - 26.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 3.7% 11/16/2025	944,000	942,514
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027 (d)	3,700,000	3,738,778
National Australia Bank Ltd/New York 4.787% 1/10/2029 (d)	4,100,000	4,200,449
Westpac Banking Corp 2.85% 5/13/2026	846,000	838,397
Westpac Banking Corp 3.133% 11/18/2041	2,200,000	1,624,658
Westpac Banking Corp 4.043% 8/26/2027	6,800,000	6,815,848
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,590,000	1,556,232
Westpac Banking Corp 4.354% 7/1/2030	1,220,000	1,233,563
Westpac Banking Corp 4.421% 7/24/2039	1,910,000	1,744,122
Westpac Banking Corp 5.405% 8/10/2033 (c)	2,000,000	2,043,174
Westpac Banking Corp 5.457% 11/18/2027	3,500,000	3,612,575
Westpac Banking Corp 5.535% 11/17/2028	2,200,000	2,306,523
Westpac Banking Corp 5.618% 11/20/2035 (c)	1,200,000	1,221,457
Westpac Banking Corp 6.82% 11/17/2033	800,000	888,971
		32,767,261
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,615,000	3,430,319
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	4,850,000	5,001,069
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	1,560,000	1,603,016
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	3,917,000	3,864,082
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	2,166,000	2,344,838
Rio Tinto Finance USA PLC 4.875% 3/14/2030	2,590,000	2,655,495
Rio Tinto Finance USA PLC 5.125% 3/9/2053	2,000,000	1,832,857
Rio Tinto Finance USA PLC 5.25% 3/14/2035	5,280,000	5,378,910
Rio Tinto Finance USA PLC 5.75% 3/14/2055	1,395,000	1,395,351
		27,505,937
TOTAL AUSTRALIA		60,273,198
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036 (d)	5,540,000	5,406,764
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	1,025,000	911,808
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	868,000	847,125
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	3,240,000	2,948,366
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,318,000	1,110,957
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	3,342,000	2,938,946
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	2,600,000	2,238,435
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	2,400,000	2,261,054
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	10,112,000	9,937,002
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	5,127,000	5,163,032
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	499,000	636,439

TOTAL BELGIUM		34,399,928
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	5,900,000	5,604,410
Vale Overseas Ltd 6.125% 6/12/2033	300,000	316,500
Vale Overseas Ltd 6.4% 6/28/2054	1,270,000	1,264,285
Vale Overseas Ltd 6.875% 11/21/2036	1,700,000	1,868,266
Vale SA 5.625% 9/11/2042	1,176,000	1,167,027
		10,220,488
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	3,800,000	3,549,438
Suzano Austria GmbH 3.125% 1/15/2032	1,300,000	1,153,347
Suzano Austria GmbH 6% 1/15/2029	1,400,000	1,440,236
		6,143,021
TOTAL BRAZIL		16,363,509
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 3.65% 8/15/2052	1,000,000	686,054
Bell Canada 4.464% 4/1/2048	2,540,000	2,057,469
Bell Canada 5.2% 2/15/2034	4,300,000	4,319,137
TELUS Corp 3.4% 5/13/2032	3,000,000	2,749,886
		9,812,546
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	445,000	437,152
Rogers Communications Inc 3.625% 12/15/2025	356,000	354,954
Rogers Communications Inc 3.8% 3/15/2032	3,100,000	2,909,077
Rogers Communications Inc 4.55% 3/15/2052	3,400,000	2,738,206
Rogers Communications Inc 5% 2/15/2029	5,700,000	5,821,385
Rogers Communications Inc 5.3% 2/15/2034	3,400,000	3,424,323
Rogers Communications Inc 5.45% 10/1/2043	1,029,000	970,091
		16,655,188
TOTAL COMMUNICATION SERVICES		26,467,734

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	4,300,000	4,008,702
Canadian Natural Resources Ltd 4.95% 6/1/2047	1,141,000	985,501
Canadian Natural Resources Ltd 5% 12/15/2029 (e)	3,250,000	3,312,849
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,221,000	1,278,283
Cenovus Energy Inc 2.65% 1/15/2032	3,000,000	2,633,337
Cenovus Energy Inc 4.25% 4/15/2027	1,693,000	1,691,842
Cenovus Energy Inc 5.4% 6/15/2047	997,000	888,495
Cenovus Energy Inc 6.75% 11/15/2039	447,000	484,243
Enbridge Inc 3.4% 8/1/2051	3,030,000	2,002,450
Enbridge Inc 4.5% 6/10/2044	1,000,000	833,169
Enbridge Inc 4.6% 6/20/2028	3,900,000	3,941,658
Enbridge Inc 5.5% 12/1/2046	2,582,000	2,472,623
Enbridge Inc 5.625% 4/5/2034	3,900,000	4,026,324
Enbridge Inc 5.7% 3/8/2033	3,100,000	3,233,902
Enbridge Inc 5.95% 4/5/2054	2,300,000	2,268,867
Enbridge Inc 6% 11/15/2028	6,000,000	6,322,521
Enbridge Inc 8.5% 1/15/2084 (c)	800,000	904,971
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	1,140,000	1,154,234
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	1,040,000	1,031,681
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	1,040,000	987,128
Suncor Energy Inc 4% 11/15/2047	3,021,000	2,228,231
Suncor Energy Inc 6.8% 5/15/2038	1,505,000	1,627,988
Suncor Energy Inc 6.85% 6/1/2039	356,000	389,305
TransCanada PipeLines Ltd 2.5% 10/12/2031	4,700,000	4,117,889
TransCanada PipeLines Ltd 4.75% 5/15/2038	378,000	347,096
TransCanada PipeLines Ltd 4.875% 1/15/2026	891,000	890,996
TransCanada PipeLines Ltd 4.875% 5/15/2048	877,000	767,890
TransCanada PipeLines Ltd 5.1% 3/15/2049	1,836,000	1,654,830
TransCanada PipeLines Ltd 6.1% 6/1/2040	1,195,000	1,234,080
TransCanada PipeLines Ltd 7.625% 1/15/2039	1,700,000	1,993,529
		59,714,614
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (c)	1,000,000	878,454
Bank of Montreal 3.803% 12/15/2032 (c)	1,720,000	1,685,834
Bank of Montreal 4.64% 9/10/2030 (c)	4,200,000	4,257,532
Bank of Montreal 4.7% 9/14/2027	3,700,000	3,742,380
Bank of Montreal 5.266% 12/11/2026	4,900,000	4,967,456
Bank of Nova Scotia/The 4.5% 12/16/2025	2,830,000	2,830,721
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	1,200,000	1,151,371
Bank of Nova Scotia/The 4.85% 2/1/2030	3,400,000	3,479,787
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	11,400,000	11,594,865
Bank of Nova Scotia/The 5.25% 6/12/2028	3,300,000	3,405,537
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	1,285,000	1,210,120
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	2,815,000	3,038,748
National Bank of Canada 4.5% 10/10/2029	1,700,000	1,710,104
Royal Bank of Canada 2.05% 1/21/2027	5,000,000	4,865,820
Royal Bank of Canada 4.24% 8/3/2027	4,200,000	4,220,201
Royal Bank of Canada 4.522% 10/18/2028 (c)	1,250,000	1,258,938
Royal Bank of Canada 4.65% 10/18/2030 (c)	2,430,000	2,450,737
Royal Bank of Canada 4.696% 8/6/2031 (c)	1,190,000	1,201,991
Royal Bank of Canada 4.95% 2/1/2029	5,200,000	5,352,099
Royal Bank of Canada 5% 2/1/2033	2,400,000	2,460,278
Royal Bank of Canada 5% 5/2/2033	2,100,000	2,147,203
Royal Bank of Canada 5.153% 2/4/2031 (c)	2,170,000	2,235,218
Royal Bank of Canada 6% 11/1/2027	8,100,000	8,427,285
Toronto Dominion Bank 3.2% 3/10/2032	3,700,000	3,401,878
Toronto Dominion Bank 4.108% 6/8/2027	5,000,000	5,003,282
Toronto Dominion Bank 4.693% 9/15/2027	2,000,000	2,023,357
Toronto Dominion Bank 4.808% 6/3/2030	2,550,000	2,604,355
Toronto Dominion Bank 4.98% 4/5/2027	8,400,000	8,508,883
Toronto Dominion Bank 5.146% 9/10/2034 (c)	2,200,000	2,220,979
Toronto Dominion Bank 5.264% 12/11/2026	4,600,000	4,665,103
Toronto Dominion Bank 5.523% 7/17/2028	1,200,000	1,245,496
		108,246,012
Capital Markets - 0.1%
Brookfield Finance I UK Plc / Brookfield Finance Inc 2.34% 1/30/2032	4,100,000	3,549,634
Brookfield Finance Inc 2.724% 4/15/2031	6,700,000	6,118,657
Brookfield Finance Inc 3.9% 1/25/2028	2,500,000	2,482,265
Brookfield Finance Inc 5.968% 3/4/2054	1,500,000	1,502,370
CI Financial Corp 3.2% 12/17/2030	3,700,000	3,325,325
		16,978,251
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	1,800,000	1,805,177
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,500,000	1,547,387
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (e)	1,000,000	1,021,286
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	670,000	660,738
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	1,500,000	1,528,129
Manulife Financial Corp 4.15% 3/4/2026	6,250,000	6,244,193
Manulife Financial Corp 5.375% 3/4/2046	600,000	588,011
		13,394,921
TOTAL FINANCIALS		138,619,184

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	1,500,000	876,567
Canadian National Railway Co 3.2% 8/2/2046	588,000	416,532
Canadian National Railway Co 3.65% 2/3/2048	1,127,000	853,078
Canadian National Railway Co 4.4% 8/5/2052	1,400,000	1,170,529
Canadian Pacific Railway Co 1.75% 12/2/2026	8,000,000	7,771,952
Canadian Pacific Railway Co 2.45% 12/2/2031	3,800,000	3,366,271
Canadian Pacific Railway Co 3.1% 12/2/2051	1,800,000	1,170,052
Canadian Pacific Railway Co 3.5% 5/1/2050	2,100,000	1,486,958
Canadian Pacific Railway Co 4.2% 11/15/2069	1,100,000	823,778
Canadian Pacific Railway Co 4.8% 8/1/2045	1,500,000	1,342,694
Canadian Pacific Railway Co 6.125% 9/15/2115	1,000,000	1,007,109
		20,285,520
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	1,247,000	1,235,655
TR Finance LLC 5.5% 8/15/2035	1,400,000	1,434,726
		2,670,381
TOTAL INDUSTRIALS		22,955,901

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 2.95% 5/13/2030	2,600,000	2,445,313
Nutrien Ltd 4% 12/15/2026	2,032,000	2,024,801
Nutrien Ltd 4.9% 3/27/2028	5,200,000	5,288,880
Nutrien Ltd 4.9% 6/1/2043	400,000	358,036
Nutrien Ltd 5% 4/1/2049	1,605,000	1,418,270
Nutrien Ltd 5.25% 1/15/2045	624,000	580,599
Nutrien Ltd 5.625% 12/1/2040	321,000	319,268
Nutrien Ltd 5.8% 3/27/2053	1,000,000	983,827
		13,418,994
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	802,000	770,289
Barrick North America Finance LLC 5.7% 5/30/2041	2,354,000	2,372,298
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	1,000,000	1,041,141
Rio Tinto Alcan Inc 7.25% 3/15/2031	800,000	923,833
		5,107,561
TOTAL MATERIALS		18,526,555

Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	1,100,000	1,083,310
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	1,000,000	889,954
Emera US Finance LP 3.55% 6/15/2026 (d)	1,000,000	991,628
Emera US Finance LP 4.75% 6/15/2046	929,000	774,152
		2,655,734
TOTAL UTILITIES		3,739,044

TOTAL CANADA		270,023,032
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	8,500,000	8,364,850
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	4,810,000	4,321,208
Alibaba Group Holding Ltd 3.15% 2/9/2051	4,960,000	3,341,226
Alibaba Group Holding Ltd 4% 12/6/2037	2,100,000	1,909,319
		9,571,753
TOTAL CHINA		17,936,603
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	535,000	529,179
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	600,000	394,241
TotalEnergies Capital International SA 3.455% 2/19/2029	3,803,000	3,745,705
TotalEnergies Capital International SA 3.461% 7/12/2049	1,500,000	1,054,917
TotalEnergies Capital SA 3.883% 10/11/2028	7,780,000	7,772,773
TotalEnergies Capital SA 5.15% 4/5/2034	1,700,000	1,752,149
TotalEnergies Capital SA 5.425% 9/10/2064	2,700,000	2,499,091
TotalEnergies Capital SA 5.488% 4/5/2054	1,700,000	1,618,195
TotalEnergies Capital SA 5.638% 4/5/2064	1,200,000	1,151,190
		19,988,261
TOTAL FRANCE		20,517,440
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (c)	4,399,000	5,198,970
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	4,800,000	4,790,742
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,500,000	3,414,050
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	4,300,000	4,034,135
Deutsche Bank AG/New York NY 4.1% 1/13/2026	3,886,000	3,877,890
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (c)	1,600,000	1,594,665
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,900,000	1,915,622
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)(d)	1,580,000	1,605,563
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	2,000,000	2,049,137
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	2,700,000	2,760,998
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (c)	1,880,000	1,893,790
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)(d)	1,400,000	1,426,035
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)(d)	4,570,000	4,897,056
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (c)	1,200,000	1,303,019
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	1,600,000	1,636,176
		37,198,878
Financial Services - 0.1%
KfW 0% 4/18/2036	13,551,000	8,565,934
KfW 2.875% 4/3/2028	2,738,000	2,690,419
KfW 3.875% 5/15/2028	5,500,000	5,537,556
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	1,515,000	1,486,294
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	1,576,000	1,537,023
Landwirtschaftliche Rentenbank 5% 10/24/2033	2,490,000	2,640,407
		22,457,633
TOTAL FINANCIALS		59,656,511

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (e)	248,000	179,213
TOTAL GERMANY		65,034,694
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	1,200,000	1,146,675
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	4,000,000	3,918,079
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,350,000	5,147,367
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	2,500,000	2,222,129
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	802,000	793,974
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,500,000	2,012,939
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,798,000	2,777,098
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	1,756,000	1,755,618
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,000,000	3,024,288
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	3,100,000	3,141,368
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,531,000	1,580,435
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (c)	1,400,000	1,465,784
		27,839,079
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	3,600,000	3,695,026
Smurfit Westrock Financing DAC 5.418% 1/15/2035	267,000	271,853
		3,966,879
TOTAL IRELAND		31,805,958
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	5,000,000	4,882,783
Toyota Motor Corp 1.339% 3/25/2026	1,700,000	1,672,818
Toyota Motor Corp 5.053% 6/30/2035	2,000,000	2,019,848
		8,575,449
Financials - 0.5%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	8,076,000	7,016,391
Japan Bank for International Cooperation 1.875% 7/21/2026	4,640,000	4,553,751
Japan Bank for International Cooperation 2.25% 11/4/2026	744,000	729,403
Japan Bank for International Cooperation 2.375% 4/20/2026	470,000	464,885
Japan Bank for International Cooperation 2.75% 1/21/2026	450,000	447,367
Japan Bank for International Cooperation 2.875% 6/1/2027	13,584,000	13,360,177
Japan Bank for International Cooperation 3.25% 7/20/2028	1,604,000	1,580,270
Japan Bank for International Cooperation 3.5% 10/31/2028	1,000,000	991,908
Japan Bank for International Cooperation 4.625% 7/22/2027	1,800,000	1,825,973
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	8,000,000	7,804,916
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (c)	7,850,000	6,941,506
Mitsubishi UFJ Financial Group Inc 2.494% 10/13/2032 (c)	1,300,000	1,156,422
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	3,113,000	2,996,108
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	3,286,000	2,849,392
Mitsubishi UFJ Financial Group Inc 3.85% 3/1/2026	1,173,000	1,169,643
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (c)	5,000,000	4,986,389
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	4,100,000	3,813,996
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (c)	1,200,000	1,237,567
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	3,200,000	3,302,011
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	4,000,000	4,117,378
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (c)	1,200,000	1,250,714
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	3,712,000	3,626,395
Mizuho Financial Group Inc 2.26% 7/9/2032 (c)	3,800,000	3,333,248
Mizuho Financial Group Inc 2.591% 5/25/2031 (c)	1,400,000	1,290,739
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,200,000	1,213,807
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	4,000,000	4,105,746
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	2,970,000	3,075,682
Mizuho Financial Group Inc 5.594% 7/10/2035 (c)	3,000,000	3,122,020
Mizuho Financial Group Inc 5.748% 7/6/2034 (c)	3,000,000	3,161,915
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	1,500,000	1,562,507
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	4,200,000	3,792,022
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	8,300,000	8,087,274
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	4,800,000	4,491,512
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	3,000,000	2,865,750
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	4,100,000	3,082,414
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	4,800,000	4,739,936
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	3,000,000	3,106,144
Sumitomo Mitsui Financial Group Inc 5.246% 7/8/2036 (c)	3,500,000	3,551,044
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	10,200,000	10,537,925
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	1,680,000	1,757,512
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	4,000,000	4,247,520
		147,347,279
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	1,000,000	977,763
Nomura Holdings Inc 2.172% 7/14/2028	1,300,000	1,228,046
Nomura Holdings Inc 3.103% 1/16/2030	6,459,000	6,090,164
Nomura Holdings Inc 5.386% 7/6/2027	2,600,000	2,650,110
Nomura Holdings Inc 5.783% 7/3/2034	2,700,000	2,829,126
Nomura Holdings Inc 6.07% 7/12/2028	1,000,000	1,047,190
Nomura Holdings Inc 6.181% 1/18/2033	1,000,000	1,075,703
		15,898,102
TOTAL FINANCIALS		163,245,381

Health Care - 0.1%
Pharmaceuticals - 0.1%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	7,010,000	6,362,899
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	3,356,000	2,526,662
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050	300,000	195,749
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	2,000,000	2,043,192
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044	2,600,000	2,603,477
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	1,600,000	1,557,102
		15,289,081
TOTAL JAPAN		187,109,911
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.125% 12/29/2026	2,000,000	1,925,028
Export-Import Bank of Korea 2.5% 6/29/2041	1,660,000	1,183,194
Export-Import Bank of Korea 4% 9/11/2029	1,400,000	1,397,675
Export-Import Bank of Korea 5.125% 9/18/2033	4,000,000	4,168,329
Export-Import Bank of Korea 5.25% 1/14/2035	1,700,000	1,794,228
Korea Development Bank/The 1.625% 1/19/2031	2,750,000	2,434,833
Korea Development Bank/The 2% 10/25/2031	4,500,000	4,011,580

TOTAL KOREA (SOUTH)		16,914,867
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	1,400,000	1,417,885
ArcelorMittal SA 6.8% 11/29/2032	3,500,000	3,875,428

TOTAL LUXEMBOURG		5,293,313
MEXICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	1,100,000	766,568
Grupo Televisa SAB 5.25% 5/24/2049	2,360,000	1,656,437
		2,423,005
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	1,903,000	1,851,962
America Movil SAB de CV 4.375% 7/16/2042	2,510,000	2,142,913
America Movil SAB de CV 6.125% 11/15/2037	1,491,000	1,578,595
		5,573,470
TOTAL COMMUNICATION SERVICES		7,996,475

Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	1,029,000	965,078
Southern Copper Corp 5.875% 4/23/2045	3,010,000	3,019,843
Southern Copper Corp 7.5% 7/27/2035	1,400,000	1,620,500
		5,605,421
TOTAL MEXICO		13,601,896
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 0.875% 7/22/2026	4,400,000	4,283,647
Arab Community Center for Economic & Social Service 4.125% 1/7/2028	1,583,000	1,585,669
Arab Community Center for Economic & Social Service 5% 1/22/2030	700,000	725,575
Arab Community Center for Economic & Social Service 5% 1/24/2029	3,930,000	4,051,490
Asian Development Bank 0.75% 10/8/2030	3,000,000	2,583,812
Asian Development Bank 1.875% 1/24/2030	8,574,000	7,940,755
Asian Development Bank 2% 4/24/2026	1,123,000	1,108,544
Asian Development Bank 2.5% 11/2/2027	1,195,000	1,165,781
Asian Development Bank 2.625% 1/12/2027	1,158,000	1,140,192
Asian Development Bank 2.75% 1/19/2028	11,074,000	10,851,360
Asian Development Bank 4% 1/12/2033	6,100,000	6,089,317
Asian Development Bank 4.375% 3/6/2029	10,890,000	11,143,309
European Investment Bank 0.75% 9/23/2030	7,250,000	6,260,429
European Investment Bank 0.875% 5/17/2030	1,760,000	1,546,086
European Investment Bank 1.25% 2/14/2031	6,300,000	5,522,507
European Investment Bank 2.375% 5/24/2027	713,000	697,147
European Investment Bank 3.625% 7/15/2030	16,270,000	16,199,380
European Investment Bank 3.75% 2/14/2033	9,300,000	9,150,059
European Investment Bank 4.125% 2/13/2034	3,000,000	2,994,973
Inter-American Development Bank 2% 6/2/2026	713,000	702,588
Inter-American Development Bank 2% 7/23/2026	6,000,000	5,898,962
Inter-American Development Bank 2.25% 6/18/2029	3,189,000	3,028,382
Inter-American Development Bank 2.375% 7/7/2027	1,200,000	1,171,676
Inter-American Development Bank 3.125% 9/18/2028	17,330,000	17,070,690
Inter-American Development Bank 4.375% 1/24/2044	2,313,000	2,130,814
Inter-American Development Bank 4.5% 9/13/2033	4,500,000	4,625,395
		129,668,539
Financial Services - 0.2%
IBRD Discount Notes 0.75% 8/26/2030	8,100,000	7,004,629
IBRD Discount Notes 0.875% 5/14/2030	3,108,000	2,728,548
IBRD Discount Notes 1.875% 10/27/2026	849,000	830,225
IBRD Discount Notes 4% 1/10/2031	14,200,000	14,338,674
IBRD Discount Notes 4% 7/25/2030	8,500,000	8,597,358
IBRD Discount Notes 4.5% 6/26/2028	10,500,000	10,541,990
IBRD Discount Notes 4.75% 11/14/2033	11,300,000	11,804,751
International Finance Corp 0.75% 8/27/2030	2,100,000	1,814,076
		57,660,251
TOTAL MULTI-NATIONAL		187,328,790
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	3,431,000	3,408,899
Cooperatieve Rabobank UA 5.25% 5/24/2041	1,635,000	1,613,972
Cooperatieve Rabobank UA 5.75% 12/1/2043	1,590,000	1,587,870
Cooperatieve Rabobank UA/NY 4.8% 1/9/2029	3,700,000	3,784,595
ING Groep NV 1.726% 4/1/2027 (c)	2,300,000	2,265,768
ING Groep NV 2.727% 4/1/2032 (c)	2,300,000	2,100,396
ING Groep NV 4.017% 3/28/2028 (c)	1,800,000	1,793,464
ING Groep NV 4.252% 3/28/2033 (c)	1,000,000	970,675
ING Groep NV 5.066% 3/25/2031 (c)	3,000,000	3,071,641
ING Groep NV 5.525% 3/25/2036 (c)	1,500,000	1,535,475
ING Groep NV 5.55% 3/19/2035 (c)	3,200,000	3,298,518
		25,431,273
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	2,200,000	1,936,227
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	1,700,000	1,258,387
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	4,080,000	4,077,102
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,920,000	1,907,717
NXP BV / NXP Funding LLC 5.55% 12/1/2028	1,300,000	1,346,896
		10,526,329
TOTAL NETHERLANDS		35,957,602
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	2,880,000	2,663,950
Equinor ASA 3.125% 4/6/2030	3,353,000	3,215,536
Equinor ASA 3.25% 11/18/2049	1,250,000	869,357
Equinor ASA 3.625% 9/10/2028	2,153,000	2,133,572
Equinor ASA 3.7% 4/6/2050	3,000,000	2,269,141
Equinor ASA 3.95% 5/15/2043	1,000,000	839,761
Equinor ASA 5.1% 8/17/2040	356,000	353,873

TOTAL NORWAY		12,345,190
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	2,388,000	2,380,655
Telefonica Emisiones SA 4.665% 3/6/2038	1,050,000	950,649
Telefonica Emisiones SA 5.213% 3/8/2047	3,871,000	3,399,221
Telefonica Emisiones SA 5.52% 3/1/2049	600,000	544,669
Telefonica Emisiones SA 7.045% 6/20/2036	1,564,000	1,741,523
Telefonica Europe BV 8.25% 9/15/2030	1,000,000	1,156,782
		10,173,499
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)	1,400,000	1,470,854
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	1,400,000	1,449,394
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (c)	600,000	690,240
Banco Santander SA 1.722% 9/14/2027 (c)	7,200,000	7,004,201
Banco Santander SA 2.749% 12/3/2030	1,400,000	1,262,065
Banco Santander SA 2.958% 3/25/2031	4,400,000	4,064,471
Banco Santander SA 3.225% 11/22/2032 (c)	1,000,000	909,643
Banco Santander SA 3.8% 2/23/2028	1,000,000	989,776
Banco Santander SA 4.175% 3/24/2028 (c)	1,000,000	998,386
Banco Santander SA 4.25% 4/11/2027	2,600,000	2,602,105
Banco Santander SA 5.294% 8/18/2027	11,400,000	11,609,690
Banco Santander SA 5.538% 3/14/2030 (c)	2,800,000	2,906,450
Banco Santander SA 6.033% 1/17/2035	1,200,000	1,273,736
Banco Santander SA 6.35% 3/14/2034	1,400,000	1,484,491
Banco Santander SA 6.921% 8/8/2033	2,200,000	2,424,165
		41,139,667
TOTAL SPAIN		51,313,166
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	5,000,000	5,232,047
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS AG/London 4.5% 6/26/2048	2,500,000	2,168,130
UBS AG/Stamford CT 5% 7/9/2027	1,300,000	1,321,659
UBS Group AG 4.55% 4/17/2026	1,515,000	1,517,261
UBS Group AG 4.875% 5/15/2045	3,199,000	2,912,896
		7,919,946
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	1,500,000	1,332,718
Tyco Electronics Group SA 7.125% 10/1/2037	441,000	515,574
		1,848,292
TOTAL SWITZERLAND		9,768,238
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (g)	3,618,000	4,454,298
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	500,000	474,509
RELX Capital Inc 4% 3/18/2029	3,200,000	3,189,186
RELX Capital Inc 5.25% 3/27/2035	1,000,000	1,021,570
		4,685,265
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	6,205,000	6,318,907
Vodafone Group PLC 5% 5/30/2038	701,000	681,874
Vodafone Group PLC 5.125% 6/19/2059	3,600,000	3,127,370
Vodafone Group PLC 5.25% 5/30/2048	2,907,000	2,672,124
Vodafone Group PLC 5.75% 2/10/2063	1,000,000	940,465
Vodafone Group PLC 5.75% 6/28/2054	2,220,000	2,120,597
Vodafone Group PLC 6.15% 2/27/2037	638,000	687,149
		16,548,486
TOTAL COMMUNICATION SERVICES		25,688,049

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	2,600,000	2,364,538
Diageo Capital PLC 5.875% 9/30/2036	2,300,000	2,474,270
Diageo Investment Corp 5.156% 8/15/2030	6,800,000	7,053,962
		11,892,770
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	3,597,000	3,169,818
Unilever Capital Corp 1.75% 8/12/2031 (d)	4,100,000	3,578,045
Unilever Capital Corp 2% 7/28/2026 (d)	284,000	279,048
		7,026,911
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	4,954,090
BAT Capital Corp 3.462% 9/6/2029 (d)	3,400,000	3,295,235
BAT Capital Corp 3.557% 8/15/2027	3,773,000	3,723,939
BAT Capital Corp 4.39% 8/15/2037	3,200,000	2,890,179
BAT Capital Corp 4.54% 8/15/2047	6,083,000	4,928,393
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,010,635
BAT Capital Corp 4.758% 9/6/2049	2,900,000	2,390,163
BAT Capital Corp 4.906% 4/2/2030 (d)	2,700,000	2,745,452
BAT Capital Corp 5.625% 8/15/2035 (d)	3,000,000	3,077,907
BAT Capital Corp 6.421% 8/2/2033	3,000,000	3,270,747
BAT International Finance PLC 1.668% 3/25/2026	1,000,000	984,597
BAT International Finance PLC 5.931% 2/2/2029	2,460,000	2,585,194
Reynolds American Inc 5.7% 8/15/2035	1,000,000	1,029,170
Reynolds American Inc 5.85% 8/15/2045 (d)	756,000	729,371
Reynolds American Inc 7.25% 6/15/2037	1,287,000	1,456,840
		40,071,912
TOTAL CONSUMER STAPLES		58,991,593

Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (c)	6,857,000	6,689,026
Barclays PLC 2.894% 11/24/2032 (c)	4,700,000	4,210,351
Barclays PLC 3.33% 11/24/2042 (c)	1,000,000	747,131
Barclays PLC 3.564% 9/23/2035 (c)	2,000,000	1,868,620
Barclays PLC 4.375% 1/12/2026	711,000	710,794
Barclays PLC 4.476% 11/11/2029 (c)	2,000,000	2,003,581
Barclays PLC 4.836% 5/9/2028	1,711,000	1,719,450
Barclays PLC 4.95% 1/10/2047	3,320,000	2,981,892
Barclays PLC 4.972% 5/16/2029 (c)	759,000	770,303
Barclays PLC 5.088% 6/20/2030 (c)	1,000,000	1,014,225
Barclays PLC 5.2% 5/12/2026	2,580,000	2,589,891
Barclays PLC 5.25% 8/17/2045	998,000	937,160
Barclays PLC 5.367% 2/25/2031 (c)	2,400,000	2,475,388
Barclays PLC 5.501% 8/9/2028 (c)	1,080,000	1,103,637
Barclays PLC 5.69% 3/12/2030 (c)	6,900,000	7,179,646
Barclays PLC 5.785% 2/25/2036 (c)	2,400,000	2,475,578
Barclays PLC 5.829% 5/9/2027 (c)	2,000,000	2,018,130
Barclays PLC 5.86% 8/11/2046 (c)	1,400,000	1,390,844
Barclays PLC 6.036% 3/12/2055 (c)	300,000	306,854
Barclays PLC 6.224% 5/9/2034 (c)	1,800,000	1,921,244
Barclays PLC 6.49% 9/13/2029 (c)	3,000,000	3,179,981
Barclays PLC 7.119% 6/27/2034 (c)	1,900,000	2,101,151
Barclays PLC 7.437% 11/2/2033 (c)	5,400,000	6,166,419
HSBC Holdings PLC 2.013% 9/22/2028 (c)	1,800,000	1,718,595
HSBC Holdings PLC 2.206% 8/17/2029 (c)	5,590,000	5,266,102
HSBC Holdings PLC 2.804% 5/24/2032 (c)	5,730,000	5,177,629
HSBC Holdings PLC 2.848% 6/4/2031 (c)	1,800,000	1,670,285
HSBC Holdings PLC 2.871% 11/22/2032 (c)	3,500,000	3,149,110
HSBC Holdings PLC 4.292% 9/12/2026 (c)	13,003,000	13,002,204
HSBC Holdings PLC 4.762% 3/29/2033 (c)	2,100,000	2,072,647
HSBC Holdings PLC 5.13% 3/3/2031 (c)	1,900,000	1,946,339
HSBC Holdings PLC 5.24% 5/13/2031 (c)	2,800,000	2,878,307
HSBC Holdings PLC 5.25% 3/14/2044	1,654,000	1,560,815
HSBC Holdings PLC 5.45% 3/3/2036 (c)	1,900,000	1,930,885
HSBC Holdings PLC 5.597% 5/17/2028 (c)	3,200,000	3,267,129
HSBC Holdings PLC 5.719% 3/4/2035 (c)	500,000	524,561
HSBC Holdings PLC 5.79% 5/13/2036 (c)	3,160,000	3,287,682
HSBC Holdings PLC 5.887% 8/14/2027 (c)	6,300,000	6,384,788
HSBC Holdings PLC 6.1% 1/14/2042	1,400,000	1,491,536
HSBC Holdings PLC 6.254% 3/9/2034 (c)	6,200,000	6,695,444
HSBC Holdings PLC 6.332% 3/9/2044 (c)	4,300,000	4,613,548
HSBC Holdings PLC 6.5% 5/2/2036	807,000	864,152
HSBC Holdings PLC 6.5% 9/15/2037	2,564,000	2,715,960
HSBC Holdings PLC 6.8% 6/1/2038	5,300,000	5,819,464
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,700,000	4,995,405
HSBC Holdings PLC 7.399% 11/13/2034 (c)	2,100,000	2,366,327
HSBC Holdings PLC 8.113% 11/3/2033 (c)	3,700,000	4,304,431
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	3,600,000	3,531,823
Lloyds Banking Group PLC 4.344% 1/9/2048	2,674,000	2,146,832
Lloyds Banking Group PLC 4.375% 3/22/2028	4,000,000	4,016,655
Lloyds Banking Group PLC 4.582% 12/10/2025	420,000	419,798
Lloyds Banking Group PLC 4.65% 3/24/2026	1,533,000	1,532,615
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	3,000,000	3,042,427
Lloyds Banking Group PLC 4.976% 8/11/2033 (c)	2,500,000	2,506,522
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,200,000	1,220,064
Lloyds Banking Group PLC 5.59% 11/26/2035 (c)	1,300,000	1,336,198
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,100,000	3,242,864
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	4,000,000	4,153,471
Lloyds Banking Group PLC 6.068% 6/13/2036 (c)	2,042,000	2,110,334
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	1,900,000	2,192,335
NatWest Group PLC 4.445% 5/8/2030 (c)	252,000	252,823
NatWest Group PLC 4.8% 4/5/2026	1,176,000	1,179,148
NatWest Group PLC 4.892% 5/18/2029 (c)	2,600,000	2,641,695
NatWest Group PLC 4.964% 8/15/2030 (c)	6,100,000	6,227,402
NatWest Group PLC 5.778% 3/1/2035 (c)	2,300,000	2,404,969
NatWest Group PLC 5.808% 9/13/2029 (c)	2,100,000	2,193,705
NatWest Group PLC 5.847% 3/2/2027 (c)	2,120,000	2,135,054
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	5,600,000	5,866,135
Santander UK Group Holdings PLC 6.833% 11/21/2026 (c)	6,400,000	6,430,686
		205,048,196
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	5,100,000	4,990,774
Astrazeneca Finance LLC 2.25% 5/28/2031 (d)	2,100,000	1,898,369
Astrazeneca Finance LLC 4.875% 3/3/2033	4,700,000	4,797,549
Astrazeneca PLC 3.375% 11/16/2025	3,000,000	2,993,462
Astrazeneca PLC 4.375% 11/16/2045	1,344,000	1,170,350
Astrazeneca PLC 4.375% 8/17/2048	2,246,000	1,930,624
Astrazeneca PLC 6.45% 9/15/2037	579,000	653,825
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	7,800,000	7,797,320
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	3,752,000	4,176,816
		30,409,089
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	500,000	514,539
National Grid PLC 5.809% 6/12/2033	1,300,000	1,377,135
		1,891,674
TOTAL UNITED KINGDOM		322,028,601
UNITED STATES - 21.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	8,000,000	7,548,890
AT&T Inc 2.25% 2/1/2032	3,000,000	2,598,171
AT&T Inc 2.55% 12/1/2033 (d)	7,900,000	6,649,440
AT&T Inc 2.75% 6/1/2031	3,650,000	3,339,262
AT&T Inc 2.95% 7/15/2026	1,425,000	1,409,168
AT&T Inc 3.5% 6/1/2041	15,600,000	12,212,983
AT&T Inc 3.55% 9/15/2055	14,021,000	9,323,255
AT&T Inc 3.65% 6/1/2051	5,750,000	4,024,153
AT&T Inc 3.65% 9/15/2059	12,327,000	8,160,181
AT&T Inc 3.8% 2/15/2027 (d)	1,604,000	1,596,284
AT&T Inc 3.85% 6/1/2060	2,670,000	1,833,185
AT&T Inc 4.3% 2/15/2030 (d)	18,240,000	18,267,978
AT&T Inc 4.35% 3/1/2029	3,665,000	3,680,692
AT&T Inc 4.35% 6/15/2045	1,141,000	945,384
AT&T Inc 4.5% 3/9/2048	1,460,000	1,204,539
AT&T Inc 4.65% 6/1/2044	1,403,000	1,208,760
AT&T Inc 5.45% 3/1/2047	1,500,000	1,411,113
AT&T Inc 6.05% 8/15/2056	3,140,000	3,157,098
Sprint Capital Corp 8.75% 3/15/2032	3,700,000	4,486,900
Verizon Communications Inc 1.5% 9/18/2030	3,600,000	3,138,371
Verizon Communications Inc 1.68% 10/30/2030 (d)	5,598,000	4,912,241
Verizon Communications Inc 2.1% 3/22/2028	12,900,000	12,282,589
Verizon Communications Inc 2.355% 3/15/2032 (d)	7,035,000	6,107,248
Verizon Communications Inc 2.55% 3/21/2031 (d)	4,000,000	3,627,628
Verizon Communications Inc 2.987% 10/30/2056	10,153,000	6,063,978
Verizon Communications Inc 3.15% 3/22/2030 (d)	6,172,000	5,891,233
Verizon Communications Inc 3.55% 3/22/2051	11,000,000	7,817,978
Verizon Communications Inc 3.7% 3/22/2061	1,140,000	781,131
Verizon Communications Inc 3.875% 3/1/2052 (d)	13,000,000	9,627,212
Verizon Communications Inc 4.016% 12/3/2029 (d)	5,000,000	4,961,355
Verizon Communications Inc 4.125% 3/16/2027	1,247,000	1,248,329
Verizon Communications Inc 4.272% 1/15/2036	9,027,000	8,396,205
Verizon Communications Inc 4.4% 11/1/2034 (d)	673,000	642,749
Verizon Communications Inc 4.75% 11/1/2041	178,000	160,727
Verizon Communications Inc 5.012% 4/15/2049	205,000	184,396
Verizon Communications Inc 5.012% 8/21/2054	2,238,000	1,980,298
Verizon Communications Inc 5.5% 3/16/2047	572,000	549,697
		171,430,801
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034 (d)	3,790,000	3,873,957
Walt Disney Co/The 2% 9/1/2029	77,000	71,333
Walt Disney Co/The 2.65% 1/13/2031	5,000,000	4,648,555
Walt Disney Co/The 2.75% 9/1/2049	4,076,000	2,542,467
Walt Disney Co/The 3.5% 5/13/2040	1,000,000	825,679
Walt Disney Co/The 3.6% 1/13/2051	3,600,000	2,642,245
Walt Disney Co/The 3.8% 5/13/2060	4,400,000	3,196,219
Walt Disney Co/The 4.7% 3/23/2050 (d)	2,257,000	1,998,063
Walt Disney Co/The 5.4% 10/1/2043	691,000	688,612
Walt Disney Co/The 6.15% 2/15/2041	1,872,000	2,018,869
Walt Disney Co/The 6.15% 3/1/2037	705,000	772,726
		23,278,725
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	2,700,000	2,360,210
Alphabet Inc 1.9% 8/15/2040	1,792,000	1,198,530
Alphabet Inc 1.998% 8/15/2026	410,000	402,362
Alphabet Inc 2.05% 8/15/2050	5,300,000	2,892,857
Meta Platforms Inc 3.5% 8/15/2027	3,600,000	3,578,723
Meta Platforms Inc 3.85% 8/15/2032	1,600,000	1,546,354
Meta Platforms Inc 4.3% 8/15/2029 (d)	3,200,000	3,241,676
Meta Platforms Inc 4.45% 8/15/2052	6,000,000	4,998,997
Meta Platforms Inc 4.6% 5/15/2028	1,000,000	1,019,535
Meta Platforms Inc 4.65% 8/15/2062	1,700,000	1,416,090
Meta Platforms Inc 4.75% 8/15/2034	8,300,000	8,342,009
Meta Platforms Inc 4.95% 5/15/2033	3,000,000	3,083,763
Meta Platforms Inc 5.4% 8/15/2054	1,500,000	1,438,924
Meta Platforms Inc 5.6% 5/15/2053 (d)	2,400,000	2,372,496
Meta Platforms Inc 5.75% 5/15/2063	3,400,000	3,388,775
		41,281,301
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032 (d)	5,200,000	4,405,729
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	3,200,000	2,271,653
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	7,400,000	5,319,646
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	700,000	450,791
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	3,250,000	3,202,178
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	4,200,000	2,563,011
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,961,000	1,949,413
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	2,040,000	1,385,252
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	3,300,000	3,102,566
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	2,445,000	1,986,990
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,900,000	2,464,340
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063 (d)	2,600,000	2,128,149
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	933,000	831,508
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,000,000	1,051,130
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	2,397,000	2,497,722
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	2,036,000	1,980,356
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	2,500,000	2,651,975
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	5,000,000	5,333,252
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	1,300,000	1,298,965
Comcast Corp 1.95% 1/15/2031	90,000	79,753
Comcast Corp 2.35% 1/15/2027	4,242,000	4,146,431
Comcast Corp 2.65% 2/1/2030	12,500,000	11,716,925
Comcast Corp 2.887% 11/1/2051	4,521,000	2,706,746
Comcast Corp 2.937% 11/1/2056	23,249,000	13,385,633
Comcast Corp 2.987% 11/1/2063	6,882,000	3,827,781
Comcast Corp 3.15% 3/1/2026	891,000	886,013
Comcast Corp 3.3% 2/1/2027	5,722,000	5,657,942
Comcast Corp 3.45% 2/1/2050	2,000,000	1,360,342
Comcast Corp 3.9% 3/1/2038	2,000,000	1,741,305
Comcast Corp 3.969% 11/1/2047	926,000	708,345
Comcast Corp 4% 3/1/2048	2,139,000	1,636,606
Comcast Corp 4.15% 10/15/2028	60,000	60,191
Comcast Corp 4.25% 10/15/2030 (d)	5,000,000	5,007,205
Comcast Corp 4.55% 1/15/2029 (d)	2,000,000	2,028,567
Comcast Corp 4.65% 2/15/2033 (d)	6,600,000	6,601,026
Comcast Corp 4.75% 3/1/2044	2,100,000	1,843,833
Comcast Corp 5.3% 5/15/2035	2,470,000	2,519,886
Comcast Corp 5.35% 5/15/2053	2,000,000	1,834,783
Comcast Corp 6.05% 5/15/2055	2,100,000	2,124,323
Comcast Corp 6.45% 3/15/2037 (d)	1,000,000	1,107,441
Fox Corp 3.5% 4/8/2030 (d)	2,400,000	2,319,486
Fox Corp 4.709% 1/25/2029	5,050,000	5,107,617
Fox Corp 5.476% 1/25/2039	1,478,000	1,459,978
Fox Corp 5.576% 1/25/2049	1,660,000	1,564,987
Paramount Global 3.375% 2/15/2028	1,880,000	1,834,112
Paramount Global 4.375% 3/15/2043	470,000	357,192
Paramount Global 4.6% 1/15/2045	1,301,000	1,001,767
Paramount Global 4.95% 1/15/2031	4,800,000	4,770,488
Paramount Global 4.95% 5/19/2050	1,440,000	1,124,408
Paramount Global 5.85% 9/1/2043	2,611,000	2,349,118
TCI Communications Inc 7.125% 2/15/2028 (d)	7,100,000	7,600,832
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	2,300,000	2,682,511
Time Warner Cable LLC 4.5% 9/15/2042	1,961,000	1,555,210
Time Warner Cable LLC 5.875% 11/15/2040	2,300,000	2,197,549
Time Warner Cable LLC 6.55% 5/1/2037	1,040,000	1,077,282
Time Warner Cable LLC 7.3% 7/1/2038	713,000	776,503
TWDC Enterprises 18 Corp 1.85% 7/30/2026	911,000	893,240
TWDC Enterprises 18 Corp 3% 7/30/2046	802,000	538,273
TWDC Enterprises 18 Corp 4.125% 6/1/2044	1,016,000	845,133
		157,911,389
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	2,700,000	2,570,812
T-Mobile USA Inc 2.875% 2/15/2031 (d)	3,600,000	3,304,952
T-Mobile USA Inc 3.3% 2/15/2051	7,500,000	4,927,918
T-Mobile USA Inc 3.6% 11/15/2060	3,900,000	2,547,524
T-Mobile USA Inc 3.75% 4/15/2027	10,000,000	9,937,003
T-Mobile USA Inc 3.875% 4/15/2030	7,550,000	7,395,163
T-Mobile USA Inc 4.7% 1/15/2035	1,920,000	1,861,212
T-Mobile USA Inc 4.95% 3/15/2028	1,000,000	1,018,820
T-Mobile USA Inc 5.05% 7/15/2033	3,400,000	3,434,878
T-Mobile USA Inc 5.2% 1/15/2033	9,450,000	9,621,184
T-Mobile USA Inc 5.65% 1/15/2053	5,400,000	5,170,502
T-Mobile USA Inc 5.75% 1/15/2054	3,900,000	3,774,335
T-Mobile USA Inc 5.8% 9/15/2062	1,800,000	1,748,022
		57,312,325
TOTAL COMMUNICATION SERVICES		451,214,541

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	11,400,000	11,445,995
Lear Corp 5.25% 5/15/2049 (d)	1,420,000	1,246,606
		12,692,601
Automobiles - 0.3%
American Honda Finance Corp 1.8% 1/13/2031	2,300,000	2,007,261
American Honda Finance Corp 2.3% 9/9/2026	891,000	873,579
American Honda Finance Corp 4.8% 3/5/2030	1,000,000	1,020,377
American Honda Finance Corp 4.85% 10/23/2031	2,020,000	2,047,014
American Honda Finance Corp 4.9% 1/10/2034 (d)	1,500,000	1,496,964
American Honda Finance Corp 5.125% 7/7/2028	6,300,000	6,463,039
American Honda Finance Corp 5.15% 7/9/2032	2,000,000	2,037,642
American Honda Finance Corp 5.2% 3/5/2035 (d)	960,000	965,712
Ford Motor Co 5.291% 12/8/2046 (d)	3,100,000	2,517,019
Ford Motor Co 6.1% 8/19/2032	6,860,000	6,930,930
Ford Motor Co 9.625% 4/22/2030	6,200,000	7,216,290
General Motors Co 4.2% 10/1/2027 (d)	1,000,000	997,146
General Motors Co 5% 10/1/2028	248,000	252,053
General Motors Co 5.15% 4/1/2038	1,500,000	1,402,944
General Motors Co 5.2% 4/1/2045	761,000	662,116
General Motors Co 5.4% 10/15/2029 (d)	3,800,000	3,919,806
General Motors Co 5.4% 4/1/2048 (d)	1,800,000	1,580,259
General Motors Co 5.6% 10/15/2032 (d)	1,200,000	1,232,731
General Motors Co 5.95% 4/1/2049 (d)	2,178,000	2,047,901
General Motors Co 6.6% 4/1/2036	2,041,000	2,165,730
General Motors Co 6.75% 4/1/2046	3,375,000	3,494,730
General Motors Financial Co Inc 2.35% 2/26/2027	5,700,000	5,535,860
General Motors Financial Co Inc 2.7% 6/10/2031	1,100,000	976,340
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	970,193
General Motors Financial Co Inc 3.85% 1/5/2028	1,247,000	1,231,391
General Motors Financial Co Inc 4% 10/6/2026 (d)	656,000	652,682
General Motors Financial Co Inc 4.35% 1/17/2027	1,425,000	1,423,568
General Motors Financial Co Inc 5% 4/9/2027	3,300,000	3,326,802
General Motors Financial Co Inc 5.45% 7/15/2030 (d)	4,700,000	4,825,510
General Motors Financial Co Inc 5.45% 9/6/2034	3,400,000	3,367,077
General Motors Financial Co Inc 5.6% 6/18/2031 (d)	2,600,000	2,685,166
General Motors Financial Co Inc 5.625% 4/4/2032 (d)	3,900,000	3,991,158
General Motors Financial Co Inc 5.65% 1/17/2029	3,507,000	3,616,076
		83,933,066
Broadline Retail - 0.2%
Amazon.com Inc 1% 5/12/2026	3,900,000	3,818,577
Amazon.com Inc 1.5% 6/3/2030	4,000,000	3,572,662
Amazon.com Inc 2.1% 5/12/2031	3,900,000	3,497,981
Amazon.com Inc 2.5% 6/3/2050	7,197,000	4,284,028
Amazon.com Inc 3.1% 5/12/2051	3,900,000	2,617,810
Amazon.com Inc 3.15% 8/22/2027 (d)	8,864,000	8,750,028
Amazon.com Inc 3.3% 4/13/2027 (d)	8,600,000	8,529,789
Amazon.com Inc 3.875% 8/22/2037 (d)	9,601,000	8,724,130
Amazon.com Inc 3.95% 4/13/2052	2,200,000	1,724,039
Amazon.com Inc 4.05% 8/22/2047	5,346,000	4,408,729
Amazon.com Inc 4.1% 4/13/2062	2,800,000	2,177,313
Amazon.com Inc 4.25% 8/22/2057	1,183,000	962,677
Amazon.com Inc 4.8% 12/5/2034	1,069,000	1,094,649
eBay Inc 1.4% 5/10/2026	2,926,000	2,868,905
eBay Inc 4% 7/15/2042	2,600,000	2,129,099
		59,160,416
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	5,300,000	5,637,747
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,000,000	744,046
Duke University 2.832% 10/1/2055	850,000	521,004
George Washington University/The 4.126% 9/15/2048	3,000,000	2,399,741
George Washington University/The 4.3% 9/15/2044	356,000	301,042
Massachusetts Institute of Technology 2.989% 7/1/2050	3,250,000	2,159,687
Massachusetts Institute of Technology 3.885% 7/1/2116	504,000	343,909
Massachusetts Institute of Technology 3.959% 7/1/2038	842,000	767,885
Massachusetts Institute of Technology 5.618% 6/1/2055 (d)	1,400,000	1,428,875
Northwestern University 3.662% 12/1/2057	2,000,000	1,429,893
Northwestern University 4.643% 12/1/2044	597,000	563,588
President and Fellows of Harvard College 3.15% 7/15/2046	2,500,000	1,797,722
President and Fellows of Harvard College 3.3% 7/15/2056	865,000	587,431
President and Fellows of Harvard College 3.619% 10/1/2037	178,000	157,734
Princeton Univ 5.7% 3/1/2039	178,000	190,003
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	829,000	825,809
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	886,000	729,163
University of Chicago/The 3% 10/1/2052	1,100,000	733,844
University of Notre Dame du Lac 3.438% 2/15/2045	593,000	450,006
University of Southern California 2.945% 10/1/2051	5,000,000	3,191,075
University of Southern California 5.25% 10/1/2111	356,000	324,225
William Marsh Rice University 3.774% 5/15/2055	340,000	253,509
		19,900,191
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 6.3% 10/10/2033 (d)	1,100,000	1,181,039
Expedia Group Inc 2.95% 3/15/2031	4,240,000	3,916,706
Las Vegas Sands Corp 6.2% 8/15/2034	2,100,000	2,172,192
Marriott International Inc/MD 3.5% 10/15/2032	4,080,000	3,741,493
Marriott International Inc/MD 4.2% 7/15/2027	1,000,000	1,001,550
Marriott International Inc/MD 4.875% 5/15/2029 (d)	2,000,000	2,036,939
Marriott International Inc/MD 5% 10/15/2027	3,000,000	3,047,681
Marriott International Inc/MD 5.25% 10/15/2035 (d)	1,850,000	1,836,331
Marriott International Inc/MD 5.35% 3/15/2035	2,280,000	2,301,930
Marriott International Inc/MD 5.5% 4/15/2037 (d)	2,280,000	2,288,117
McDonald's Corp 3.6% 7/1/2030	1,350,000	1,317,576
McDonald's Corp 3.625% 9/1/2049 (d)	6,943,000	5,043,138
McDonald's Corp 4.4% 2/12/2031	1,650,000	1,655,468
McDonald's Corp 4.45% 3/1/2047	1,013,000	855,260
McDonald's Corp 4.6% 5/26/2045	1,000,000	875,864
McDonald's Corp 4.6% 9/9/2032 (d)	3,200,000	3,232,212
McDonald's Corp 4.875% 12/9/2045	968,000	876,470
McDonald's Corp 5.45% 8/14/2053 (d)	2,600,000	2,493,484
McDonald's Corp 6.3% 3/1/2038	1,256,000	1,377,814
Metropolitan Museum of Art/The 3.4% 7/1/2045	535,000	395,691
Starbucks Corp 2.25% 3/12/2030 (d)	2,716,000	2,496,520
Starbucks Corp 2.45% 6/15/2026	1,782,000	1,758,382
Starbucks Corp 2.55% 11/15/2030	1,880,000	1,724,306
Starbucks Corp 3% 2/14/2032	1,200,000	1,096,409
Starbucks Corp 3.5% 11/15/2050	1,700,000	1,169,105
Starbucks Corp 3.5% 3/1/2028	1,000,000	988,170
Starbucks Corp 4% 11/15/2028	2,547,000	2,545,784
Starbucks Corp 4.3% 6/15/2045	1,400,000	1,146,468
Starbucks Corp 4.5% 11/15/2048	837,000	693,265
Starbucks Corp 5.4% 5/15/2035 (d)	2,000,000	2,046,752
		57,312,116
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	1,700,000	1,647,923
DR Horton Inc 5% 10/15/2034 (d)	1,230,000	1,230,345
DR Horton Inc 5.5% 10/15/2035	930,000	952,497
Lennar Corp 5% 6/15/2027	1,700,000	1,712,919
Toll Brothers Finance Corp 4.35% 2/15/2028	1,300,000	1,303,057
		6,846,741
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032 (d)	1,800,000	1,692,102
Hasbro Inc 3.55% 11/19/2026	5,340,000	5,285,708
Hasbro Inc 3.9% 11/19/2029	1,100,000	1,073,402
Hasbro Inc 6.05% 5/14/2034	800,000	832,569
Hasbro Inc 6.35% 3/15/2040	600,000	621,963
		9,505,744
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	1,800,000	1,675,751
AutoZone Inc 3.75% 6/1/2027	1,034,000	1,026,559
AutoZone Inc 4.75% 8/1/2032	2,000,000	2,003,107
AutoZone Inc 5.1% 7/15/2029 (d)	1,180,000	1,215,223
AutoZone Inc 5.4% 7/15/2034 (d)	1,230,000	1,263,913
Home Depot Inc/The 1.375% 3/15/2031	5,900,000	5,068,931
Home Depot Inc/The 2.375% 3/15/2051	2,500,000	1,405,582
Home Depot Inc/The 2.5% 4/15/2027	3,300,000	3,228,308
Home Depot Inc/The 2.8% 9/14/2027	891,000	872,098
Home Depot Inc/The 2.875% 4/15/2027	5,000,000	4,919,524
Home Depot Inc/The 2.95% 6/15/2029	4,000,000	3,855,333
Home Depot Inc/The 3.125% 12/15/2049	1,483,000	995,055
Home Depot Inc/The 3.25% 4/15/2032	5,500,000	5,121,779
Home Depot Inc/The 3.625% 4/15/2052	2,000,000	1,449,124
Home Depot Inc/The 3.9% 12/6/2028	1,027,000	1,028,698
Home Depot Inc/The 3.9% 6/15/2047	1,529,000	1,200,618
Home Depot Inc/The 4.2% 4/1/2043	281,000	239,897
Home Depot Inc/The 4.25% 4/1/2046	584,000	490,493
Home Depot Inc/The 4.5% 12/6/2048	4,879,000	4,177,941
Home Depot Inc/The 4.75% 6/25/2029	2,240,000	2,292,991
Home Depot Inc/The 4.875% 2/15/2044	513,000	474,772
Home Depot Inc/The 5.3% 6/25/2054	4,420,000	4,204,572
Home Depot Inc/The 5.875% 12/16/2036	3,154,000	3,407,963
Home Depot Inc/The 5.95% 4/1/2041 (d)	1,300,000	1,374,476
Lowe's Cos Inc 1.3% 4/15/2028	2,000,000	1,865,634
Lowe's Cos Inc 1.7% 10/15/2030	3,300,000	2,900,399
Lowe's Cos Inc 3% 10/15/2050	2,500,000	1,547,868
Lowe's Cos Inc 3.65% 4/5/2029	4,409,000	4,327,876
Lowe's Cos Inc 3.7% 4/15/2046	624,000	463,206
Lowe's Cos Inc 3.75% 4/1/2032	1,000,000	949,556
Lowe's Cos Inc 4.05% 5/3/2047	2,050,000	1,591,501
Lowe's Cos Inc 4.4% 9/8/2025	9,800,000	9,799,650
Lowe's Cos Inc 4.55% 4/5/2049	1,688,000	1,382,275
Lowe's Cos Inc 4.65% 4/15/2042	1,158,000	1,024,389
Lowe's Cos Inc 4.8% 4/1/2026 (d)	2,000,000	2,004,317
Lowe's Cos Inc 5% 4/15/2040	2,280,000	2,173,796
Lowe's Cos Inc 5.125% 4/15/2050 (d)	1,200,000	1,061,796
Lowe's Cos Inc 5.15% 7/1/2033	2,000,000	2,048,174
Lowe's Cos Inc 5.625% 4/15/2053 (d)	1,500,000	1,432,076
Lowe's Cos Inc 5.75% 7/1/2053	1,514,000	1,464,831
Lowe's Cos Inc 5.85% 4/1/2063	2,100,000	2,034,964
O'Reilly Automotive Inc 3.9% 6/1/2029	3,200,000	3,168,861
O'Reilly Automotive Inc 4.7% 6/15/2032 (d)	2,300,000	2,302,531
Ross Stores Inc 0.875% 4/15/2026	1,900,000	1,858,778
TJX Cos Inc/The 1.6% 5/15/2031 (d)	5,125,000	4,478,918
		102,874,104
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	1,110,000	1,053,720
NIKE Inc 3.25% 3/27/2040 (d)	4,500,000	3,580,485
NIKE Inc 3.375% 11/1/2046	802,000	582,545
Tapestry Inc 5.1% 3/11/2030 (d)	1,200,000	1,226,456
Tapestry Inc 5.5% 3/11/2035	1,200,000	1,213,004
VF Corp 2.8% 4/23/2027	2,000,000	1,930,824
		9,587,034
TOTAL CONSUMER DISCRETIONARY		367,449,760

Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.65% 6/1/2030 (d)	12,900,000	11,578,175
Coca-Cola Co/The 2.25% 1/5/2032 (d)	5,370,000	4,779,117
Coca-Cola Co/The 2.5% 3/15/2051	1,500,000	888,048
Coca-Cola Co/The 2.5% 6/1/2040	3,700,000	2,708,306
Coca-Cola Co/The 2.6% 6/1/2050	1,500,000	916,316
Coca-Cola Co/The 2.75% 6/1/2060	1,500,000	879,521
Coca-Cola Co/The 5% 5/13/2034 (d)	4,700,000	4,855,280
Coca-Cola Co/The 5.2% 1/14/2055	3,500,000	3,310,243
Constellation Brands Inc 2.875% 5/1/2030	2,300,000	2,151,336
Constellation Brands Inc 3.15% 8/1/2029	366,000	351,147
Constellation Brands Inc 3.5% 5/9/2027	1,782,000	1,762,034
Constellation Brands Inc 3.7% 12/6/2026	1,346,000	1,336,616
Constellation Brands Inc 4.5% 5/9/2047	1,400,000	1,154,355
Constellation Brands Inc 4.9% 5/1/2033 (d)	3,100,000	3,092,118
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,400,000	1,695,488
Keurig Dr Pepper Inc 4.05% 4/15/2032	4,000,000	3,812,163
Keurig Dr Pepper Inc 4.5% 4/15/2052 (d)	1,000,000	786,572
Keurig Dr Pepper Inc 4.597% 5/25/2028 (d)	3,000,000	3,013,582
Keurig Dr Pepper Inc 5.15% 5/15/2035	2,700,000	2,666,316
Molson Coors Beverage Co 3% 7/15/2026	3,101,000	3,065,143
Molson Coors Beverage Co 4.2% 7/15/2046	2,358,000	1,866,653
PepsiCo Inc 1.625% 5/1/2030	3,571,000	3,201,982
PepsiCo Inc 2.375% 10/6/2026	1,203,000	1,183,374
PepsiCo Inc 3% 10/15/2027	45,000	44,229
PepsiCo Inc 3.875% 3/19/2060	2,400,000	1,790,637
PepsiCo Inc 4% 5/2/2047 (d)	3,200,000	2,585,540
PepsiCo Inc 4.2% 7/18/2052	2,800,000	2,277,984
PepsiCo Inc 4.25% 10/22/2044	1,069,000	913,629
PepsiCo Inc 4.3% 7/23/2030 (d)	3,200,000	3,219,957
PepsiCo Inc 4.45% 2/15/2033	5,000,000	5,014,318
PepsiCo Inc 4.45% 4/14/2046	1,034,000	905,922
PepsiCo Inc 4.65% 7/23/2032 (d)	4,300,000	4,348,564
PepsiCo Inc 5% 7/23/2035	930,000	938,618
Pepsico Singapore Financing I Pte Ltd 4.55% 2/16/2029	9,400,000	9,557,864
		92,651,147
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp 1.375% 6/20/2027	2,000,000	1,914,367
Dollar General Corp 5% 11/1/2032 (d)	3,000,000	3,025,009
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	642,273
Kroger Co/The 1.7% 1/15/2031	4,600,000	4,009,278
Kroger Co/The 2.65% 10/15/2026 (d)	508,000	499,568
Kroger Co/The 3.5% 2/1/2026	713,000	710,114
Kroger Co/The 4.45% 2/1/2047	2,100,000	1,738,150
Kroger Co/The 5% 9/15/2034 (d)	1,300,000	1,295,687
Kroger Co/The 5.15% 8/1/2043	485,000	448,212
Kroger Co/The 5.4% 1/15/2049	1,161,000	1,084,152
Kroger Co/The 5.5% 9/15/2054	1,990,000	1,863,330
Kroger Co/The 5.65% 9/15/2064 (d)	2,550,000	2,392,298
Sysco Corp 2.4% 2/15/2030	2,300,000	2,125,106
Sysco Corp 2.45% 12/14/2031	3,100,000	2,754,414
Sysco Corp 3.3% 2/15/2050	1,700,000	1,139,841
Sysco Corp 3.3% 7/15/2026	584,000	578,898
Sysco Corp 3.75% 10/1/2025	1,016,000	1,015,305
Sysco Corp 6.6% 4/1/2040	2,600,000	2,867,667
Target Corp 3.9% 11/15/2047	1,549,000	1,200,271
Target Corp 4% 7/1/2042	1,247,000	1,042,638
Target Corp 5.25% 2/15/2036 (d)	6,450,000	6,568,144
Walmart Inc 1.8% 9/22/2031 (d)	8,300,000	7,323,104
Walmart Inc 3.625% 12/15/2047	2,215,000	1,696,171
Walmart Inc 3.7% 6/26/2028	2,192,000	2,189,222
Walmart Inc 3.9% 4/15/2028	2,000,000	2,006,648
Walmart Inc 3.95% 9/9/2027	2,000,000	2,005,191
Walmart Inc 4.05% 6/29/2048	4,969,000	4,071,488
Walmart Inc 4.1% 4/15/2033	2,000,000	1,964,849
Walmart Inc 4.3% 4/22/2044	1,069,000	933,033
Walmart Inc 4.5% 4/15/2053	2,800,000	2,433,604
Walmart Inc 5.25% 9/1/2035 (d)	1,540,000	1,610,806
Walmart Inc 5.625% 4/1/2040	356,000	378,498
Walmart Inc 5.625% 4/15/2041	820,000	852,674
Walmart Inc 6.5% 8/15/2037	1,475,000	1,689,981
		68,069,991
Food Products - 0.4%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,980,000	6,714,867
Archer-Daniels-Midland Co 4.5% 3/15/2049	1,300,000	1,094,712
Bunge Ltd Finance Corp 2.75% 5/14/2031	2,000,000	1,827,225
Bunge Ltd Finance Corp 4.2% 9/17/2029 (d)	750,000	746,429
Bunge Ltd Finance Corp 4.65% 9/17/2034	750,000	730,419
Conagra Brands Inc 4.85% 11/1/2028	2,429,000	2,455,190
Conagra Brands Inc 5% 8/1/2030	750,000	756,315
Conagra Brands Inc 5.3% 11/1/2038	2,484,000	2,344,554
Conagra Brands Inc 5.4% 11/1/2048	324,000	285,155
General Mills Inc 2.875% 4/15/2030	2,600,000	2,446,269
General Mills Inc 3% 2/1/2051	803,000	505,667
General Mills Inc 4.2% 4/17/2028	3,066,000	3,068,430
General Mills Inc 4.875% 1/30/2030	2,350,000	2,402,784
General Mills Inc 4.95% 3/29/2033 (d)	3,500,000	3,523,728
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (e)	1,630,000	1,606,288
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.375% 4/15/2066 (e)	1,600,000	1,577,285
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (e)	1,000,000	1,004,992
JM Smucker Co 2.375% 3/15/2030 (d)	3,800,000	3,498,579
JM Smucker Co 6.5% 11/15/2043 (d)	3,700,000	3,927,010
Kellanova 3.25% 4/1/2026	663,000	658,937
Kellanova 4.3% 5/15/2028	1,069,000	1,075,715
Kellanova 4.5% 4/1/2046	1,300,000	1,110,622
Kraft Heinz Foods Co 3.75% 4/1/2030	2,900,000	2,811,963
Kraft Heinz Foods Co 3.875% 5/15/2027	18,800,000	18,675,750
Kraft Heinz Foods Co 5% 7/15/2035	1,700,000	1,665,073
Kraft Heinz Foods Co 5.2% 3/15/2032 (d)	6,110,000	6,240,913
Kraft Heinz Foods Co 5.4% 3/15/2035 (d)	1,790,000	1,800,607
Kraft Heinz Foods Co 5.5% 6/1/2050 (d)	2,100,000	1,899,910
Kraft Heinz Foods Co 6.875% 1/26/2039	3,300,000	3,590,595
McCormick & Co Inc/MD 4.95% 4/15/2033	1,800,000	1,814,033
Mondelez International Inc 1.875% 10/15/2032 (d)	2,000,000	1,690,955
Mondelez International Inc 2.625% 9/4/2050	1,900,000	1,114,025
Pilgrim's Pride Corp 6.25% 7/1/2033	3,100,000	3,267,065
The Campbell's Company 4.8% 3/15/2048	2,496,000	2,146,949
The Campbell's Company 5.4% 3/21/2034 (d)	1,800,000	1,827,259
Tyson Foods Inc 4% 3/1/2026	1,314,000	1,310,906
Tyson Foods Inc 4.35% 3/1/2029 (d)	4,604,000	4,605,688
Tyson Foods Inc 5.1% 9/28/2048 (d)	3,036,000	2,723,676
Tyson Foods Inc 5.4% 3/15/2029	2,800,000	2,901,006
		103,447,545
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031 (d)	3,700,000	3,259,809
Colgate-Palmolive Co 3.7% 8/1/2047	1,200,000	931,591
Colgate-Palmolive Co 4% 8/15/2045	1,000,000	816,514
Kimberly-Clark Corp 1.05% 9/15/2027	3,500,000	3,309,943
Kimberly-Clark Corp 3.2% 4/25/2029	3,610,000	3,516,517
Kimberly-Clark Corp 3.2% 7/30/2046 (d)	445,000	317,403
Kimberly-Clark Corp 6.625% 8/1/2037	1,100,000	1,272,569
Procter & Gamble Co/The 2.45% 11/3/2026	3,400,000	3,344,968
Procter & Gamble Co/The 2.8% 3/25/2027	4,860,000	4,781,066
Procter & Gamble Co/The 2.85% 8/11/2027	802,000	788,326
Procter & Gamble Co/The 3% 3/25/2030	8,500,000	8,161,447
		30,500,153
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	4,300,000	3,791,921
Estee Lauder Cos Inc/The 4.15% 3/15/2047	1,300,000	1,022,584
Estee Lauder Cos Inc/The 5% 2/14/2034	1,630,000	1,645,267
Estee Lauder Cos Inc/The 5.15% 5/15/2053	600,000	567,352
Kenvue Inc 4.9% 3/22/2033 (d)	1,900,000	1,929,953
Kenvue Inc 5.05% 3/22/2028 (d)	1,900,000	1,948,052
Kenvue Inc 5.05% 3/22/2053 (d)	2,900,000	2,649,235
Kenvue Inc 5.1% 3/22/2043 (d)	1,200,000	1,150,469
		14,704,833
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	2,700,000	2,350,503
Altria Group Inc 3.4% 5/6/2030 (d)	1,570,000	1,505,260
Altria Group Inc 4% 2/4/2061	1,700,000	1,201,997
Altria Group Inc 4.25% 8/9/2042	1,744,000	1,428,911
Altria Group Inc 4.5% 8/6/2030 (d)	1,000,000	1,000,246
Altria Group Inc 4.8% 2/14/2029	2,465,000	2,504,168
Altria Group Inc 5.375% 1/31/2044	1,000,000	956,387
Altria Group Inc 5.625% 2/6/2035	3,050,000	3,132,076
Altria Group Inc 5.8% 2/14/2039	4,010,000	4,092,649
Altria Group Inc 5.95% 2/14/2049	3,554,000	3,532,950
Philip Morris International Inc 2.75% 2/25/2026	668,000	662,904
Philip Morris International Inc 3.375% 8/15/2029	2,800,000	2,718,483
Philip Morris International Inc 3.875% 8/21/2042 (d)	860,000	696,340
Philip Morris International Inc 4.125% 3/4/2043	5,432,000	4,552,429
Philip Morris International Inc 4.625% 11/1/2029	1,440,000	1,462,694
Philip Morris International Inc 4.75% 2/12/2027	16,100,000	16,245,715
Philip Morris International Inc 4.875% 11/15/2043	1,069,000	974,679
Philip Morris International Inc 4.875% 2/15/2028	2,200,000	2,240,674
Philip Morris International Inc 4.9% 11/1/2034	1,440,000	1,433,747
Philip Morris International Inc 5.125% 11/17/2027	2,300,000	2,348,779
Philip Morris International Inc 5.375% 2/15/2033	5,400,000	5,590,022
Philip Morris International Inc 5.75% 11/17/2032	1,600,000	1,693,889
Philip Morris International Inc 6.375% 5/16/2038	258,000	285,668
		62,611,170
TOTAL CONSUMER STAPLES		371,984,839

Energy - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	4,181,000	3,254,255
Baker Hughes Holdings LLC 5.125% 9/15/2040	356,000	342,596
Halliburton Co 3.8% 11/15/2025	46,000	45,911
Halliburton Co 4.5% 11/15/2041	2,300,000	1,968,152
Halliburton Co 4.85% 11/15/2035	700,000	682,156
Halliburton Co 5% 11/15/2045	1,344,000	1,184,784
Halliburton Co 6.7% 9/15/2038 (d)	2,780,000	3,045,612
Halliburton Co 7.45% 9/15/2039 (d)	267,000	312,393
		10,835,859
Oil, Gas & Consumable Fuels - 1.6%
APA Corp 5.25% 2/1/2042 (e)	1,230,000	966,436
APA Corp 6.1% 2/15/2035 (e)	1,400,000	1,401,477
Boardwalk Pipelines LP 4.45% 7/15/2027	4,900,000	4,909,734
BP Capital Markets PLC 3.279% 9/19/2027	670,000	660,590
BP Capital Markets PLC 3.723% 11/28/2028	9,700,000	9,598,535
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	3,730,000	3,623,417
Cheniere Energy Inc 5.65% 4/15/2034 (d)	1,900,000	1,939,575
Cheniere Energy Partners LP 4.5% 10/1/2029 (d)	7,700,000	7,683,709
Cheniere Energy Partners LP 5.95% 6/30/2033 (d)	4,200,000	4,397,541
Chevron Corp 2.236% 5/11/2030	100,000	92,219
Chevron Corp 2.954% 5/16/2026	1,961,000	1,945,072
Chevron Corp 2.978% 5/11/2040	1,300,000	1,013,092
Chevron Corp 3.078% 5/11/2050	1,300,000	866,287
Chevron USA Inc 4.05% 8/13/2028	6,600,000	6,638,905
Chevron USA Inc 4.2% 10/15/2049	1,100,000	876,537
Chevron USA Inc 4.95% 8/15/2047	2,459,000	2,223,729
ConocoPhillips 4.875% 10/1/2047	1,400,000	1,246,693
ConocoPhillips 5.9% 5/15/2038	2,200,000	2,330,497
ConocoPhillips 6.5% 2/1/2039	3,342,000	3,731,586
ConocoPhillips Co 4.025% 3/15/2062	2,000,000	1,432,675
ConocoPhillips Co 4.7% 1/15/2030	1,980,000	2,017,603
ConocoPhillips Co 5% 1/15/2035 (d)	2,370,000	2,369,875
ConocoPhillips Co 5.05% 9/15/2033 (d)	6,500,000	6,639,234
ConocoPhillips Co 5.5% 1/15/2055	1,190,000	1,121,306
ConocoPhillips Co 5.55% 3/15/2054	1,300,000	1,233,479
ConocoPhillips Co 5.95% 3/15/2046	1,069,000	1,121,413
Continental Resources Inc/OK 4.9% 6/1/2044	1,000,000	788,161
Devon Energy Corp 5% 6/15/2045	5,524,000	4,639,290
Devon Energy Corp 5.6% 7/15/2041	513,000	480,472
Diamondback Energy Inc 4.25% 3/15/2052	3,500,000	2,626,527
Diamondback Energy Inc 5.4% 4/18/2034	1,200,000	1,212,179
Diamondback Energy Inc 5.9% 4/18/2064	2,900,000	2,683,279
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,300,000	1,649,861
Energy Transfer LP 3.9% 7/15/2026	1,340,000	1,335,305
Energy Transfer LP 4.95% 6/15/2028	1,681,000	1,707,165
Energy Transfer LP 5% 5/15/2044 (c)(d)	1,200,000	1,036,502
Energy Transfer LP 5% 5/15/2050	900,000	746,949
Energy Transfer LP 5.15% 2/1/2043 (d)	1,800,000	1,594,072
Energy Transfer LP 5.15% 3/15/2045	1,425,000	1,253,346
Energy Transfer LP 5.2% 4/1/2030	2,500,000	2,571,359
Energy Transfer LP 5.25% 4/15/2029 (d)	3,400,000	3,496,137
Energy Transfer LP 5.3% 4/1/2044	1,034,000	925,779
Energy Transfer LP 5.4% 10/1/2047 (d)	980,000	873,136
Energy Transfer LP 5.5% 6/1/2027 (d)	9,800,000	9,966,381
Energy Transfer LP 5.7% 4/1/2035 (d)	2,500,000	2,545,070
Energy Transfer LP 5.75% 2/15/2033	3,500,000	3,638,227
Energy Transfer LP 5.8% 6/15/2038	5,730,000	5,776,852
Energy Transfer LP 5.95% 10/1/2043	1,000,000	970,946
Energy Transfer LP 5.95% 5/15/2054	1,000,000	936,312
Energy Transfer LP 6% 6/15/2048	3,656,000	3,505,034
Energy Transfer LP 6.125% 12/15/2045 (d)	4,100,000	4,033,935
Energy Transfer LP 6.25% 4/15/2049	105,000	102,951
Energy Transfer LP 6.625% 10/15/2036	2,600,000	2,806,145
Enterprise Products Operating LLC 3.125% 7/31/2029	1,000,000	963,585
Enterprise Products Operating LLC 3.2% 2/15/2052	1,700,000	1,104,358
Enterprise Products Operating LLC 3.3% 2/15/2053	4,600,000	3,016,780
Enterprise Products Operating LLC 3.7% 2/15/2026	316,000	314,949
Enterprise Products Operating LLC 3.95% 1/31/2060	3,910,000	2,812,459
Enterprise Products Operating LLC 3.95% 2/15/2027	4,613,000	4,604,199
Enterprise Products Operating LLC 4.2% 1/31/2050	2,500,000	1,966,859
Enterprise Products Operating LLC 4.25% 2/15/2048	5,564,000	4,488,484
Enterprise Products Operating LLC 4.8% 2/1/2049	265,000	229,064
Enterprise Products Operating LLC 4.85% 3/15/2044	891,000	804,785
Enterprise Products Operating LLC 4.85% 8/15/2042	445,000	404,740
Enterprise Products Operating LLC 4.9% 5/15/2046	763,000	682,059
Enterprise Products Operating LLC 4.95% 2/15/2035	310,000	309,393
Enterprise Products Operating LLC 5.35% 1/31/2033 (d)	3,000,000	3,107,145
Enterprise Products Operating LLC 5.55% 2/16/2055	310,000	295,857
Enterprise Products Operating LLC 5.7% 2/15/2042	356,000	358,210
Enterprise Products Operating LLC 6.45% 9/1/2040 (d)	1,000,000	1,098,901
Enterprise Products Operating LLC 7.55% 4/15/2038	356,000	421,686
EOG Resources Inc 4.15% 1/15/2026	998,000	996,900
EOG Resources Inc 5% 7/15/2032	2,000,000	2,036,440
EOG Resources Inc 5.35% 1/15/2036	3,500,000	3,552,215
EOG Resources Inc 5.65% 12/1/2054	1,610,000	1,556,373
EQT Corp 3.9% 10/1/2027	3,700,000	3,664,921
EQT Corp 5.7% 4/1/2028	2,071,000	2,140,438
EQT Corp 7.5% 6/1/2030 (e)	3,900,000	4,295,999
Expand Energy Corp 5.375% 3/15/2030	6,300,000	6,363,548
Exxon Mobil Corp 3.043% 3/1/2026	1,484,000	1,475,486
Exxon Mobil Corp 3.452% 4/15/2051	8,400,000	5,922,739
Exxon Mobil Corp 3.482% 3/19/2030	12,700,000	12,425,870
Exxon Mobil Corp 3.567% 3/6/2045	1,186,000	909,413
Exxon Mobil Corp 4.227% 3/19/2040	2,310,000	2,078,560
Hess Corp 4.3% 4/1/2027	2,800,000	2,806,498
Hess Corp 5.6% 2/15/2041	606,000	614,726
Hess Corp 6% 1/15/2040	1,000,000	1,070,792
Hess Corp 7.125% 3/15/2033 (d)	2,500,000	2,877,634
HF Sinclair Corp 5.5% 9/1/2032	2,200,000	2,207,453
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	677,000	583,389
Kinder Morgan Energy Partners LP 5% 3/1/2043	178,000	159,581
Kinder Morgan Energy Partners LP 5.4% 9/1/2044	2,700,000	2,501,362
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	1,247,000	1,175,247
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	178,000	172,435
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	535,000	570,916
Kinder Morgan Inc 3.6% 2/15/2051	1,000,000	679,781
Kinder Morgan Inc 4.3% 3/1/2028 (d)	1,776,000	1,782,756
Kinder Morgan Inc 5.2% 3/1/2048	885,000	786,338
Kinder Morgan Inc 5.2% 6/1/2033	6,800,000	6,879,132
Kinder Morgan Inc 5.3% 12/1/2034	1,524,000	1,533,473
Kinder Morgan Inc 5.4% 2/1/2034	3,500,000	3,563,627
Kinder Morgan Inc 5.45% 8/1/2052	300,000	272,200
Kinder Morgan Inc 5.55% 6/1/2045	5,600,000	5,264,340
Kinder Morgan Inc 7.75% 1/15/2032 (d)	1,000,000	1,155,900
Kinder Morgan Inc 7.8% 8/1/2031 (d)	1,200,000	1,388,361
Marathon Petroleum Corp 4.5% 4/1/2048	3,210,000	2,493,993
Marathon Petroleum Corp 5.15% 3/1/2030	1,340,000	1,378,062
Marathon Petroleum Corp 5.7% 3/1/2035	1,340,000	1,368,446
Marathon Petroleum Corp 6.5% 3/1/2041	178,000	187,135
MPLX LP 4.125% 3/1/2027	1,685,000	1,681,570
MPLX LP 4.7% 4/15/2048	3,476,000	2,818,785
MPLX LP 4.8% 2/15/2029	2,638,000	2,671,986
MPLX LP 4.8% 2/15/2031	2,000,000	2,001,504
MPLX LP 5% 3/1/2033 (d)	4,000,000	3,961,917
MPLX LP 5.2% 3/1/2047	2,791,000	2,428,799
MPLX LP 5.4% 9/15/2035	4,000,000	3,948,870
MPLX LP 5.5% 2/15/2049	1,800,000	1,620,219
MPLX LP 5.65% 3/1/2053 (d)	3,100,000	2,812,995
Occidental Petroleum Corp 4.4% 4/15/2046	1,000,000	757,638
Occidental Petroleum Corp 6.05% 10/1/2054 (d)	2,680,000	2,502,386
Occidental Petroleum Corp 6.375% 9/1/2028 (d)	6,200,000	6,469,502
Occidental Petroleum Corp 6.45% 9/15/2036 (d)	1,700,000	1,758,548
Occidental Petroleum Corp 7.875% 9/15/2031	6,500,000	7,337,240
ONEOK Inc 3.95% 3/1/2050	1,590,000	1,128,166
ONEOK Inc 4.25% 9/15/2046	980,000	746,661
ONEOK Inc 4.25% 9/24/2027	660,000	660,595
ONEOK Inc 4.4% 10/15/2029	440,000	439,377
ONEOK Inc 4.45% 9/1/2049	1,110,000	866,018
ONEOK Inc 4.75% 10/15/2031	1,750,000	1,749,976
ONEOK Inc 4.95% 7/13/2047	1,043,000	881,884
ONEOK Inc 5% 3/1/2026 (d)	535,000	535,371
ONEOK Inc 5.05% 11/1/2034 (d)	4,710,000	4,592,250
ONEOK Inc 5.2% 7/15/2048	538,000	468,905
ONEOK Inc 5.45% 6/1/2047	1,500,000	1,343,174
ONEOK Inc 5.65% 11/1/2028	900,000	934,890
ONEOK Inc 5.7% 11/1/2054 (d)	1,310,000	1,194,369
ONEOK Inc 6% 6/15/2035	1,100,000	1,138,794
ONEOK Inc 6.05% 9/1/2033	3,200,000	3,366,904
ONEOK Inc 6.1% 11/15/2032 (d)	6,000,000	6,367,625
ONEOK Inc 6.25% 10/15/2055	650,000	635,050
ONEOK Inc 6.35% 1/15/2031 (d)	5,000,000	5,370,187
ONEOK Inc 6.625% 9/1/2053	1,800,000	1,848,245
Ovintiv Inc 6.25% 7/15/2033	1,000,000	1,040,554
Ovintiv Inc 6.5% 2/1/2038	2,591,000	2,665,651
Phillips 66 3.9% 3/15/2028	4,400,000	4,372,694
Phillips 66 4.65% 11/15/2034	4,300,000	4,147,867
Phillips 66 4.875% 11/15/2044	178,000	155,504
Phillips 66 5.875% 5/1/2042	1,693,000	1,694,050
Phillips 66 Co 3.15% 12/15/2029	4,300,000	4,117,272
Phillips 66 Co 4.95% 3/15/2035	780,000	764,328
Phillips 66 Co 5.5% 3/15/2055	400,000	364,830
Phillips 66 Co 5.65% 6/15/2054	2,600,000	2,414,699
Pioneer Natural Resources Co 1.9% 8/15/2030	3,500,000	3,129,331
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	4,890,000	4,718,026
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	339,000	287,219
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	1,498,000	1,622,381
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	3,200,000	3,209,253
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	2,800,000	2,810,937
Shell Finance US Inc 2.375% 11/7/2029	7,700,000	7,210,225
Shell Finance US Inc 4% 5/10/2046	713,000	568,513
Shell Finance US Inc 4.125% 5/11/2035	5,000,000	4,749,369
Shell Finance US Inc 4.375% 5/11/2045	3,970,000	3,380,455
Shell Finance US Inc 4.55% 8/12/2043	2,800,000	2,470,610
Shell International Finance BV 3.125% 11/7/2049	3,000,000	1,999,095
Shell International Finance BV 3.875% 11/13/2028	10,100,000	10,087,164
Shell International Finance BV 6.375% 12/15/2038	748,000	833,845
Spectra Energy Partners LP 3.375% 10/15/2026	2,907,000	2,875,701
Targa Resources Corp 4.9% 9/15/2030	2,200,000	2,233,664
Targa Resources Corp 4.95% 4/15/2052	1,000,000	827,229
Targa Resources Corp 6.125% 3/15/2033	6,400,000	6,767,956
Targa Resources Corp 6.125% 5/15/2055	2,360,000	2,293,790
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028 (d)	5,000,000	5,004,882
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	3,970,000	3,776,355
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	970,000	730,175
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	2,181,000	1,854,744
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	2,813,000	2,366,611
Valero Energy Corp 2.8% 12/1/2031	2,100,000	1,894,790
Valero Energy Corp 3.4% 9/15/2026	2,720,000	2,695,303
Valero Energy Corp 4% 4/1/2029	1,836,000	1,815,378
Valero Energy Corp 4% 6/1/2052	1,200,000	857,007
Valero Energy Corp 6.625% 6/15/2037	966,000	1,053,478
Western Gas Partners LP 4.5% 3/1/2028	1,000,000	998,970
Western Gas Partners LP 4.65% 7/1/2026	2,900,000	2,897,101
Western Gas Partners LP 5.45% 4/1/2044	2,500,000	2,197,638
Western Gas Partners LP 5.5% 8/15/2048	900,000	773,457
Williams Cos Inc/The 3.5% 11/15/2030	4,500,000	4,290,994
Williams Cos Inc/The 3.75% 6/15/2027	4,163,000	4,129,973
Williams Cos Inc/The 4.85% 3/1/2048	1,722,000	1,481,105
Williams Cos Inc/The 5.4% 3/2/2026 (d)	4,720,000	4,742,051
Williams Cos Inc/The 5.65% 3/15/2033	2,500,000	2,602,189
Williams Cos Inc/The 5.75% 6/24/2044	339,000	330,691
Williams Cos Inc/The 5.8% 11/15/2054	2,700,000	2,615,967
		463,820,051
TOTAL ENERGY		474,655,910

Financials - 6.4%
Banks - 2.8%
Bank of America Corp 1.658% 3/11/2027 (c)	9,900,000	9,759,416
Bank of America Corp 1.734% 7/22/2027 (c)	7,800,000	7,622,077
Bank of America Corp 1.898% 7/23/2031 (c)	4,200,000	3,733,787
Bank of America Corp 2.087% 6/14/2029 (c)	8,400,000	7,936,789
Bank of America Corp 2.299% 7/21/2032 (c)	3,700,000	3,265,228
Bank of America Corp 2.482% 9/21/2036 (c)	1,900,000	1,643,714
Bank of America Corp 2.572% 10/20/2032 (c)	7,000,000	6,246,930
Bank of America Corp 2.651% 3/11/2032 (c)(d)	12,800,000	11,634,334
Bank of America Corp 2.676% 6/19/2041 (c)	9,300,000	6,702,921
Bank of America Corp 2.687% 4/22/2032 (c)	5,100,000	4,626,649
Bank of America Corp 2.831% 10/24/2051 (c)	3,893,000	2,421,070
Bank of America Corp 2.884% 10/22/2030 (c)	1,100,000	1,040,459
Bank of America Corp 2.972% 7/21/2052 (c)	2,700,000	1,732,799
Bank of America Corp 3.194% 7/23/2030 (c)	2,934,000	2,817,835
Bank of America Corp 3.248% 10/21/2027	3,268,000	3,219,658
Bank of America Corp 3.419% 12/20/2028 (c)	19,130,000	18,798,833
Bank of America Corp 3.593% 7/21/2028 (c)(d)	1,978,000	1,956,592
Bank of America Corp 3.705% 4/24/2028 (c)(d)	1,568,000	1,555,096
Bank of America Corp 3.824% 1/20/2028 (c)	10,000,000	9,942,223
Bank of America Corp 3.974% 2/7/2030 (c)	2,521,000	2,500,032
Bank of America Corp 4.078% 4/23/2040 (c)	5,000,000	4,375,043
Bank of America Corp 4.083% 3/20/2051 (c)(d)	9,350,000	7,353,074
Bank of America Corp 4.183% 11/25/2027	10,318,000	10,311,136
Bank of America Corp 4.25% 10/22/2026	713,000	713,381
Bank of America Corp 4.271% 7/23/2029 (c)	18,650,000	18,696,262
Bank of America Corp 4.33% 3/15/2050 (c)	2,333,000	1,923,208
Bank of America Corp 4.443% 1/20/2048 (c)	2,718,000	2,313,015
Bank of America Corp 4.45% 3/3/2026	2,317,000	2,318,099
Bank of America Corp 4.948% 7/22/2028 (c)	2,800,000	2,836,947
Bank of America Corp 5% 1/21/2044	958,000	908,425
Bank of America Corp 5.08% 1/20/2027 (c)	4,000,000	4,009,443
Bank of America Corp 5.202% 4/25/2029 (c)	2,000,000	2,050,732
Bank of America Corp 5.288% 4/25/2034 (c)	1,800,000	1,846,375
Bank of America Corp 5.425% 8/15/2035 (c)	2,140,000	2,154,024
Bank of America Corp 5.511% 1/24/2036 (c)	3,770,000	3,883,828
Bank of America Corp 5.518% 10/25/2035 (c)	2,640,000	2,663,531
Bank of America Corp 5.744% 2/12/2036 (c)(d)	6,000,000	6,147,219
Bank of America Corp 5.872% 9/15/2034 (c)	6,700,000	7,108,470
Bank of America Corp 5.875% 2/7/2042	409,000	427,265
Bank of America Corp 6.11% 1/29/2037	1,224,000	1,300,197
Bank of America Corp 7.75% 5/14/2038	2,324,000	2,795,049
Citibank NA 4.838% 8/6/2029 (d)	2,640,000	2,706,070
Citibank NA 4.914% 5/29/2030	3,000,000	3,078,592
Citigroup Inc 1.122% 1/28/2027 (c)	9,700,000	9,569,680
Citigroup Inc 1.462% 6/9/2027 (c)	9,250,000	9,045,604
Citigroup Inc 2.561% 5/1/2032 (c)	3,000,000	2,693,950
Citigroup Inc 2.904% 11/3/2042 (c)	1,900,000	1,351,051
Citigroup Inc 3.057% 1/25/2033 (c)	4,300,000	3,884,042
Citigroup Inc 3.4% 5/1/2026 (d)	9,800,000	9,741,096
Citigroup Inc 3.52% 10/27/2028 (c)	16,306,000	16,059,551
Citigroup Inc 3.668% 7/24/2028 (c)	1,351,000	1,335,992
Citigroup Inc 3.785% 3/17/2033 (c)	5,600,000	5,261,624
Citigroup Inc 3.887% 1/10/2028 (c)	802,000	797,150
Citigroup Inc 3.98% 3/20/2030 (c)	5,278,000	5,212,000
Citigroup Inc 4.125% 7/25/2028	2,752,000	2,748,646
Citigroup Inc 4.3% 11/20/2026 (d)	2,984,000	2,984,511
Citigroup Inc 4.412% 3/31/2031 (c)(d)	1,800,000	1,795,998
Citigroup Inc 4.6% 3/9/2026	1,069,000	1,069,927
Citigroup Inc 4.643% 5/7/2028 (c)	5,500,000	5,530,593
Citigroup Inc 4.65% 7/30/2045	2,930,000	2,566,015
Citigroup Inc 4.75% 5/18/2046	1,403,000	1,222,146
Citigroup Inc 5.3% 5/6/2044	356,000	337,667
Citigroup Inc 5.316% 3/26/2041 (c)	3,530,000	3,446,353
Citigroup Inc 5.333% 3/27/2036 (c)	11,200,000	11,318,115
Citigroup Inc 5.411% 9/19/2039 (c)	8,280,000	8,198,284
Citigroup Inc 5.449% 6/11/2035 (c)	3,000,000	3,083,860
Citigroup Inc 5.5% 9/13/2025	891,000	890,617
Citigroup Inc 5.61% 9/29/2026 (c)	4,000,000	4,002,855
Citigroup Inc 5.875% 1/30/2042	1,298,000	1,347,259
Citigroup Inc 5.875% 2/22/2033	2,000,000	2,107,987
Citigroup Inc 6.27% 11/17/2033 (c)(d)	2,500,000	2,709,416
Citigroup Inc 6.625% 6/15/2032 (d)	1,600,000	1,763,994
Citigroup Inc 6.675% 9/13/2043 (d)	3,800,000	4,208,679
Citigroup Inc 8.125% 7/15/2039	3,263,000	4,120,669
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	284,778
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	2,500,000	2,555,956
Citizens Financial Group Inc 5.641% 5/21/2037 (c)	500,000	502,206
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	3,420,000	3,571,933
Comerica Inc 3.8% 7/22/2026	651,000	646,419
Comerica Inc 4% 2/1/2029 (d)	2,800,000	2,760,463
Fifth Third Bancorp 2.55% 5/5/2027	4,300,000	4,192,488
Fifth Third Bancorp 4.772% 7/28/2030 (c)(d)	3,000,000	3,036,511
Fifth Third Bancorp 5.631% 1/29/2032 (c)	1,300,000	1,361,351
Fifth Third Bancorp 6.339% 7/27/2029 (c)	1,100,000	1,161,075
Fifth Third Bancorp 6.361% 10/27/2028 (c)(d)	3,130,000	3,268,963
Fifth Third Bancorp 8.25% 3/1/2038	371,000	454,531
First Citizens BancShares Inc/NC 6.254% 3/12/2040 (c)	1,000,000	1,004,232
HSBC USA Inc 4.65% 6/3/2028	6,000,000	6,085,097
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)(d)	2,000,000	2,005,702
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	3,180,000	3,278,422
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (c)	1,000,000	1,033,346
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,500,000	1,580,765
Huntington National Bank/The 4.552% 5/17/2028 (c)	3,900,000	3,920,137
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	3,400,000	3,301,393
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	7,261,000	7,136,419
JPMorgan Chase & Co 1.953% 2/4/2032 (c)	10,000,000	8,791,697
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	5,500,000	5,202,652
JPMorgan Chase & Co 2.525% 11/19/2041 (c)	1,200,000	854,418
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	4,100,000	3,655,536
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	7,281,000	6,583,750
JPMorgan Chase & Co 2.739% 10/15/2030 (c)(d)	16,600,000	15,635,018
JPMorgan Chase & Co 2.95% 10/1/2026	4,497,000	4,446,061
JPMorgan Chase & Co 2.956% 5/13/2031 (c)(d)	5,000,000	4,667,746
JPMorgan Chase & Co 2.963% 1/25/2033 (c)	12,800,000	11,611,157
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	300,000	200,614
JPMorgan Chase & Co 3.3% 4/1/2026	1,604,000	1,595,272
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	1,500,000	1,037,802
JPMorgan Chase & Co 3.509% 1/23/2029 (c)	11,000,000	10,838,482
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	3,030,000	2,997,195
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	2,572,000	2,274,282
JPMorgan Chase & Co 3.964% 11/15/2048 (c)	1,676,000	1,334,738
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	9,586,000	9,548,823
JPMorgan Chase & Co 4.125% 12/15/2026	1,047,000	1,047,298
JPMorgan Chase & Co 4.203% 7/23/2029 (c)(d)	14,141,000	14,153,512
JPMorgan Chase & Co 4.25% 10/1/2027 (d)	5,400,000	5,431,654
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	1,500,000	1,501,788
JPMorgan Chase & Co 4.565% 6/14/2030 (c)	4,100,000	4,145,158
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	8,600,000	8,563,555
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	4,050,000	4,094,190
JPMorgan Chase & Co 4.85% 2/1/2044	2,000,000	1,848,914
JPMorgan Chase & Co 4.851% 7/25/2028 (c)(d)	6,200,000	6,276,736
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	3,041,000	3,023,830
JPMorgan Chase & Co 4.95% 6/1/2045	707,000	646,403
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	5,000,000	5,128,084
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	5,000,000	5,096,730
JPMorgan Chase & Co 5.336% 1/23/2035 (c)	19,400,000	19,927,445
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	8,500,000	8,775,379
JPMorgan Chase & Co 5.5% 10/15/2040	1,016,000	1,038,398
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	6,000,000	6,120,042
JPMorgan Chase & Co 5.6% 7/15/2041	267,000	273,818
JPMorgan Chase & Co 5.625% 8/16/2043	891,000	897,769
JPMorgan Chase & Co 5.766% 4/22/2035 (c)(d)	3,000,000	3,167,977
JPMorgan Chase & Co 6.4% 5/15/2038	4,660,000	5,204,341
KeyBank NA/Cleveland OH 3.4% 5/20/2026	711,000	705,743
KeyBank NA/Cleveland OH 5% 1/26/2033	3,000,000	2,995,105
KeyCorp 4.789% 6/1/2033 (c)	1,500,000	1,485,475
M&T Bank Corp 5.053% 1/27/2034 (c)	900,000	893,110
M&T Bank Corp 5.385% 1/16/2036 (c)	1,600,000	1,603,443
M&T Bank Corp 7.413% 10/30/2029 (c)(d)	1,200,000	1,306,535
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (d)	4,700,000	4,758,674
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	15,700,000	15,712,688
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	6,600,000	6,692,715
PNC Financial Services Group Inc/The 1.15% 8/13/2026	15,000,000	14,577,720
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	1,100,000	1,082,456
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)(d)	8,000,000	8,089,324
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)(d)	1,160,000	1,198,707
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	2,250,000	2,307,955
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	3,600,000	3,658,365
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)(d)	780,000	805,185
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	3,400,000	3,527,019
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)	2,600,000	2,710,631
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)(d)	5,300,000	5,632,973
Regions Financial Corp 5.502% 9/6/2035 (c)(d)	1,800,000	1,827,270
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,800,000	3,702,279
Santander Holdings USA Inc 5.353% 9/6/2030 (c)(d)	2,000,000	2,054,535
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	2,600,000	2,702,047
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	1,800,000	1,889,252
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	900,000	946,568
Truist Financial Corp 1.125% 8/3/2027	6,000,000	5,677,166
Truist Financial Corp 3.875% 3/19/2029	5,000,000	4,925,806
Truist Financial Corp 5.153% 8/5/2032 (c)	1,440,000	1,482,070
Truist Financial Corp 5.711% 1/24/2035 (c)	5,100,000	5,312,593
Truist Financial Corp 5.867% 6/8/2034 (c)	1,200,000	1,261,405
US Bancorp 1.375% 7/22/2030	6,900,000	6,031,855
US Bancorp 3.1% 4/27/2026	6,704,000	6,651,649
US Bancorp 3.9% 4/26/2028	5,500,000	5,493,268
US Bancorp 4.548% 7/22/2028 (c)	5,900,000	5,940,664
US Bancorp 4.653% 2/1/2029 (c)	3,270,000	3,307,248
US Bancorp 4.967% 7/22/2033 (c)	2,300,000	2,284,808
US Bancorp 5.046% 2/12/2031 (c)	1,750,000	1,795,355
US Bancorp 5.424% 2/12/2036 (c)(d)	2,790,000	2,854,940
US Bancorp 5.678% 1/23/2035 (c)	3,400,000	3,543,306
US Bancorp 5.775% 6/12/2029 (c)	2,100,000	2,188,154
US Bancorp 5.85% 10/21/2033 (c)(d)	1,800,000	1,903,251
Wells Fargo & Co 3% 10/23/2026	3,624,000	3,576,529
Wells Fargo & Co 3.068% 4/30/2041 (c)	7,000,000	5,329,228
Wells Fargo & Co 3.35% 3/2/2033 (c)	6,500,000	5,993,436
Wells Fargo & Co 3.55% 9/29/2025	756,000	755,425
Wells Fargo & Co 3.9% 5/1/2045	849,000	675,266
Wells Fargo & Co 4.1% 6/3/2026 (d)	575,000	573,944
Wells Fargo & Co 4.15% 1/24/2029	665,000	664,561
Wells Fargo & Co 4.4% 6/14/2046	1,272,000	1,045,885
Wells Fargo & Co 4.611% 4/25/2053 (c)	11,500,000	9,747,512
Wells Fargo & Co 4.75% 12/7/2046	3,496,000	3,014,544
Wells Fargo & Co 4.808% 7/25/2028 (c)	4,800,000	4,851,286
Wells Fargo & Co 4.897% 7/25/2033 (c)	3,100,000	3,118,285
Wells Fargo & Co 4.9% 1/24/2028 (c)	37,800,000	38,128,486
Wells Fargo & Co 4.9% 11/17/2045	742,000	657,175
Wells Fargo & Co 4.97% 4/23/2029 (c)	4,000,000	4,075,895
Wells Fargo & Co 5.013% 4/4/2051 (c)	3,840,000	3,470,547
Wells Fargo & Co 5.375% 11/2/2043	5,130,000	4,892,339
Wells Fargo & Co 5.389% 4/24/2034 (c)	9,700,000	9,982,046
Wells Fargo & Co 5.557% 7/25/2034 (c)	3,600,000	3,737,887
Wells Fargo & Co 5.574% 7/25/2029 (c)	3,150,000	3,265,605
Wells Fargo & Co 5.606% 1/15/2044	6,636,000	6,483,343
Wells Fargo & Co 6.491% 10/23/2034 (c)	6,200,000	6,818,017
		856,638,162
Capital Markets - 1.6%
Ameriprise Financial Inc 5.15% 5/15/2033 (d)	1,300,000	1,335,525
Apollo Debt Solutions BDC 6.55% 3/15/2032 (e)	2,500,000	2,604,827
Ares Capital Corp 2.15% 7/15/2026	4,800,000	4,705,267
Ares Capital Corp 3.2% 11/15/2031 (d)	900,000	801,692
Ares Capital Corp 3.875% 1/15/2026 (d)	1,500,000	1,495,586
Ares Capital Corp 5.5% 9/1/2030	1,570,000	1,590,036
Ares Capital Corp 5.95% 7/15/2029 (d)	2,300,000	2,378,324
Ares Capital Corp 7% 1/15/2027	1,500,000	1,545,595
Ares Management Corp 6.375% 11/10/2028	900,000	953,424
Ares Strategic Income Fund 5.6% 2/15/2030	2,470,000	2,500,600
Ares Strategic Income Fund 6.2% 3/21/2032 (d)	1,500,000	1,543,032
Bank of New York Mellon Corp/The 1.05% 10/15/2026	10,900,000	10,549,568
Bank of New York Mellon Corp/The 1.8% 7/28/2031 (d)	6,500,000	5,697,704
Bank of New York Mellon Corp/The 2.8% 5/4/2026	1,004,000	995,159
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	3,000,000	3,082,653
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (c)	1,700,000	1,716,644
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	3,500,000	3,597,101
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (c)	1,000,000	1,018,982
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	2,210,000	2,266,280
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (c)(d)	2,000,000	2,136,992
BlackRock Funding Inc 4.6% 7/26/2027	1,620,000	1,640,319
BlackRock Funding Inc 4.9% 1/8/2035	500,000	508,765
BlackRock Funding Inc 5% 3/14/2034 (d)	2,100,000	2,157,115
BlackRock Funding Inc 5.35% 1/8/2055	2,750,000	2,652,644
Blackrock Inc 1.9% 1/28/2031 (d)	5,500,000	4,900,220
Blackstone Private Credit Fund 5.25% 4/1/2030 (d)	1,470,000	1,474,504
Blackstone Private Credit Fund 5.95% 7/16/2029	1,400,000	1,444,616
Blackstone Private Credit Fund 6% 1/29/2032	1,100,000	1,129,315
Blackstone Private Credit Fund 6% 11/22/2034	870,000	876,213
Blackstone Private Credit Fund 7.3% 11/27/2028	1,770,000	1,891,897
Blackstone Secured Lending Fund 5.3% 6/30/2030	1,000,000	1,008,781
Blackstone Secured Lending Fund 5.35% 4/13/2028 (d)	2,250,000	2,282,694
Blue Owl Capital Corp 2.875% 6/11/2028 (d)	4,400,000	4,153,383
Blue Owl Capital Corp 5.95% 3/15/2029 (d)	1,100,000	1,117,100
Cboe Global Markets Inc 1.625% 12/15/2030	1,600,000	1,408,352
Charles Schwab Corp/The 0.9% 3/11/2026 (d)	3,900,000	3,831,984
Charles Schwab Corp/The 1.65% 3/11/2031	4,520,000	3,924,567
Charles Schwab Corp/The 2% 3/20/2028	1,600,000	1,525,188
Charles Schwab Corp/The 2.45% 3/3/2027	4,600,000	4,496,079
Charles Schwab Corp/The 3.2% 3/2/2027	5,100,000	5,035,950
Charles Schwab Corp/The 4% 2/1/2029	2,100,000	2,099,698
Charles Schwab Corp/The 5.643% 5/19/2029 (c)	1,000,000	1,040,199
Charles Schwab Corp/The 6.136% 8/24/2034 (c)(d)	1,800,000	1,955,924
CME Group Inc 5.3% 9/15/2043	1,840,000	1,841,583
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	9,700,000	9,444,957
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	12,700,000	11,249,610
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	16,100,000	14,530,329
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	7,900,000	7,827,266
Goldman Sachs Group Inc/The 3.75% 2/25/2026	1,038,000	1,035,092
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,644,000	1,615,493
Goldman Sachs Group Inc/The 3.85% 1/26/2027	5,390,000	5,364,936
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	4,100,000	3,606,322
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	17,900,000	17,912,620
Goldman Sachs Group Inc/The 4.25% 10/21/2025	391,000	390,817
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	3,500,000	3,186,853
Goldman Sachs Group Inc/The 4.75% 10/21/2045	2,813,000	2,498,600
Goldman Sachs Group Inc/The 5.15% 5/22/2045	4,190,000	3,834,451
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	2,000,000	2,060,831
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (c)	2,680,000	2,725,640
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)(d)	3,100,000	3,196,568
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)	8,000,000	7,907,870
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)	3,100,000	3,090,039
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (c)(d)	8,000,000	8,435,519
Goldman Sachs Group Inc/The 5.95% 1/15/2027	2,674,000	2,739,864
Goldman Sachs Group Inc/The 6.125% 2/15/2033	2,400,000	2,629,309
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	2,700,000	2,873,205
Goldman Sachs Group Inc/The 6.75% 10/1/2037	5,170,000	5,746,467
Golub Capital BDC Inc 6% 7/15/2029	1,230,000	1,258,498
HPS Corporate Lending Fund 5.85% 6/5/2030 (d)(e)	1,300,000	1,321,365
HPS Corporate Lending Fund 6.25% 9/30/2029 (d)	1,800,000	1,860,552
Intercontinental Exchange Inc 1.85% 9/15/2032	4,020,000	3,369,858
Intercontinental Exchange Inc 2.65% 9/15/2040 (d)	4,020,000	2,926,780
Intercontinental Exchange Inc 3% 6/15/2050	2,892,000	1,870,633
Intercontinental Exchange Inc 3.75% 12/1/2025	1,025,000	1,023,457
Intercontinental Exchange Inc 4% 9/15/2027	4,000,000	3,991,391
Intercontinental Exchange Inc 4.6% 3/15/2033 (d)	6,200,000	6,199,031
Intercontinental Exchange Inc 5.25% 6/15/2031 (d)	4,130,000	4,309,652
Invesco Finance PLC 3.75% 1/15/2026	3,000,000	2,992,511
Jefferies Financial Group Inc 2.625% 10/15/2031	1,000,000	885,659
Jefferies Financial Group Inc 2.75% 10/15/2032	2,100,000	1,809,742
Jefferies Financial Group Inc 4.15% 1/23/2030 (d)	4,700,000	4,638,796
Jefferies Financial Group Inc 4.85% 1/15/2027	1,100,000	1,107,944
Jefferies Financial Group Inc 6.2% 4/14/2034	1,000,000	1,055,092
Legg Mason Inc 5.625% 1/15/2044 (d)	700,000	688,525
LPL Holdings Inc 5.15% 6/15/2030	1,770,000	1,807,279
LPL Holdings Inc 5.65% 3/15/2035	1,200,000	1,212,898
LPL Holdings Inc 6.75% 11/17/2028 (d)	1,000,000	1,070,445
Moody's Corp 2% 8/19/2031 (d)	1,100,000	966,339
Moody's Corp 4.25% 8/8/2032 (d)	1,700,000	1,672,810
Moody's Corp 4.875% 12/17/2048	2,500,000	2,216,296
Moody's Corp 5% 8/5/2034	1,150,000	1,164,802
Morgan Stanley 1.512% 7/20/2027 (c)	6,100,000	5,949,112
Morgan Stanley 1.593% 5/4/2027 (c)	17,500,000	17,173,957
Morgan Stanley 1.794% 2/13/2032 (c)	5,470,000	4,744,548
Morgan Stanley 2.239% 7/21/2032 (c)	16,300,000	14,320,528
Morgan Stanley 2.802% 1/25/2052 (c)	4,700,000	2,895,821
Morgan Stanley 3.125% 7/27/2026	998,000	988,868
Morgan Stanley 3.591% 7/22/2028 (c)	1,515,000	1,496,419
Morgan Stanley 3.772% 1/24/2029 (c)(d)	20,700,000	20,493,276
Morgan Stanley 3.875% 1/27/2026	935,000	933,264
Morgan Stanley 3.95% 4/23/2027	8,938,000	8,906,110
Morgan Stanley 3.971% 7/22/2038 (c)	1,114,000	982,878
Morgan Stanley 4.21% 4/20/2028 (c)(d)	6,700,000	6,701,194
Morgan Stanley 4.3% 1/27/2045 (d)	356,000	304,326
Morgan Stanley 4.375% 1/22/2047	1,978,000	1,685,162
Morgan Stanley 4.457% 4/22/2039 (c)	5,218,000	4,861,073
Morgan Stanley 4.654% 10/18/2030 (c)	4,000,000	4,038,443
Morgan Stanley 5.042% 7/19/2030 (c)	9,600,000	9,834,287
Morgan Stanley 5.123% 2/1/2029 (c)	2,500,000	2,553,359
Morgan Stanley 5.164% 4/20/2029 (c)	1,400,000	1,431,309
Morgan Stanley 5.173% 1/16/2030 (c)	10,200,000	10,484,619
Morgan Stanley 5.25% 4/21/2034 (c)	3,500,000	3,573,203
Morgan Stanley 5.297% 4/20/2037 (c)	2,500,000	2,515,314
Morgan Stanley 5.32% 7/19/2035 (c)	3,500,000	3,566,688
Morgan Stanley 5.516% 11/19/2055 (c)	9,600,000	9,362,221
Morgan Stanley 5.597% 3/24/2051 (c)	1,100,000	1,086,145
Morgan Stanley 5.942% 2/7/2039 (c)(d)	4,300,000	4,467,442
Morgan Stanley 5.948% 1/19/2038 (c)	1,100,000	1,142,972
Morgan Stanley 6.296% 10/18/2028 (c)(d)	2,000,000	2,085,315
Morgan Stanley 6.342% 10/18/2033 (c)	2,000,000	2,186,062
Morgan Stanley 6.375% 7/24/2042 (d)	4,662,000	5,129,518
Morgan Stanley 7.25% 4/1/2032 (d)	178,000	205,026
MSCI Inc 5.25% 9/1/2035	1,420,000	1,408,634
Nasdaq Inc 1.65% 1/15/2031 (d)	3,450,000	3,018,916
Nasdaq Inc 3.85% 6/30/2026 (d)	1,000,000	997,538
Nasdaq Inc 5.35% 6/28/2028 (d)	2,900,000	2,992,154
Nasdaq Inc 5.95% 8/15/2053	2,234,000	2,276,647
Northern Trust Corp 1.95% 5/1/2030	50,000	45,474
Northern Trust Corp 4% 5/10/2027	1,100,000	1,100,441
Northern Trust Corp 6.125% 11/2/2032 (d)	1,300,000	1,415,629
S&P Global Inc 2.45% 3/1/2027	3,500,000	3,418,233
S&P Global Inc 2.7% 3/1/2029	2,100,000	2,009,600
S&P Global Inc 2.9% 3/1/2032	7,100,000	6,485,910
S&P Global Inc 3.25% 12/1/2049	2,000,000	1,388,183
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	900,000	928,808
State Street Corp 1.684% 11/18/2027 (c)	5,652,000	5,480,726
State Street Corp 2.65% 5/19/2026	1,346,000	1,332,135
State Street Corp 4.729% 2/28/2030	2,500,000	2,556,210
State Street Corp 4.821% 1/26/2034 (c)(d)	3,900,000	3,915,238
State Street Corp 4.834% 4/24/2030	970,000	996,248
State Street Corp 5.146% 2/28/2036 (c)(d)	1,700,000	1,721,521
State Street Corp 5.272% 8/3/2026	5,800,000	5,851,855
State Street Corp 5.684% 11/21/2029 (c)(d)	1,400,000	1,469,232
State Street Corp 6.123% 11/21/2034 (c)	600,000	644,206
		489,787,091
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027	1,100,000	1,105,265
Ally Financial Inc 6.184% 7/26/2035 (c)	2,000,000	2,056,088
Ally Financial Inc 6.848% 1/3/2030 (c)	2,700,000	2,864,742
Ally Financial Inc 6.992% 6/13/2029 (c)	1,500,000	1,587,464
Ally Financial Inc 8% 11/1/2031	1,762,000	2,009,021
American Express Co 4.05% 12/3/2042	1,243,000	1,050,529
American Express Co 4.351% 7/20/2029 (c)	4,000,000	4,020,626
American Express Co 4.42% 8/3/2033 (c)	1,000,000	982,564
American Express Co 4.918% 7/20/2033 (c)	3,000,000	3,038,359
American Express Co 5.098% 2/16/2028 (c)	10,561,000	10,687,221
American Express Co 5.282% 7/27/2029 (c)	9,500,000	9,801,916
American Express Co 5.284% 7/26/2035 (c)	3,000,000	3,063,645
American Express Co 5.442% 1/30/2036 (c)	2,390,000	2,456,668
American Express Co 5.85% 11/5/2027	2,000,000	2,075,306
American Express Co 5.915% 4/25/2035 (c)	1,900,000	2,001,808
Capital One Financial Corp 3.75% 3/9/2027	4,135,000	4,109,804
Capital One Financial Corp 3.75% 7/28/2026	1,737,000	1,726,247
Capital One Financial Corp 3.8% 1/31/2028	2,317,000	2,296,295
Capital One Financial Corp 4.5% 1/30/2026	3,354,000	3,352,650
Capital One Financial Corp 4.927% 5/10/2028 (c)(d)	2,400,000	2,424,221
Capital One Financial Corp 5.247% 7/26/2030 (c)(d)	4,300,000	4,422,073
Capital One Financial Corp 5.268% 5/10/2033 (c)	2,100,000	2,135,891
Capital One Financial Corp 5.817% 2/1/2034 (c)	1,000,000	1,040,921
Capital One Financial Corp 5.884% 7/26/2035 (c)	1,100,000	1,144,549
Capital One Financial Corp 6.051% 2/1/2035 (c)	2,300,000	2,423,252
Capital One Financial Corp 6.183% 1/30/2036 (c)(d)	2,600,000	2,681,786
Capital One Financial Corp 6.377% 6/8/2034 (c)	2,300,000	2,474,094
Ford Motor Credit Co LLC 4% 11/13/2030 (d)	4,800,000	4,463,266
Ford Motor Credit Co LLC 5.85% 5/17/2027 (d)	18,800,000	18,987,796
Ford Motor Credit Co LLC 6.5% 2/7/2035	1,250,000	1,259,893
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,500,000	3,642,707
Ford Motor Credit Co LLC 6.8% 5/12/2028	9,045,000	9,393,257
Ford Motor Credit Co LLC 7.122% 11/7/2033 (d)	2,400,000	2,509,261
John Deere Capital Corp 2.65% 6/10/2026	891,000	880,843
John Deere Capital Corp 2.8% 9/8/2027	47,000	46,022
John Deere Capital Corp 3.05% 1/6/2028	5,000,000	4,903,197
John Deere Capital Corp 3.45% 3/7/2029	2,779,000	2,727,853
John Deere Capital Corp 4.15% 9/15/2027	2,000,000	2,010,093
John Deere Capital Corp 4.35% 9/15/2032 (d)	2,000,000	1,979,164
John Deere Capital Corp 4.375% 10/15/2030	1,200,000	1,209,500
John Deere Capital Corp 4.7% 6/10/2030	5,100,000	5,233,593
John Deere Capital Corp 4.9% 3/3/2028	2,100,000	2,148,489
John Deere Capital Corp 5.05% 6/12/2034	3,740,000	3,818,344
Synchrony Financial 3.7% 8/4/2026	842,000	835,926
Synchrony Financial 5.15% 3/19/2029	5,225,000	5,288,958
Synchrony Financial 5.45% 3/6/2031 (c)	1,600,000	1,630,007
Toyota Motor Credit Corp 1.15% 8/13/2027 (d)	7,300,000	6,919,602
Toyota Motor Credit Corp 1.65% 1/10/2031	2,100,000	1,832,927
Toyota Motor Credit Corp 1.9% 4/6/2028	1,250,000	1,189,222
Toyota Motor Credit Corp 2.15% 2/13/2030 (d)	2,000,000	1,837,886
Toyota Motor Credit Corp 3.05% 3/22/2027	2,500,000	2,465,150
Toyota Motor Credit Corp 4.45% 6/29/2029	2,600,000	2,632,036
Toyota Motor Credit Corp 4.55% 8/9/2029	1,120,000	1,138,475
Toyota Motor Credit Corp 4.55% 9/20/2027 (d)	1,400,000	1,415,777
Toyota Motor Credit Corp 4.6% 10/10/2031	950,000	959,055
Toyota Motor Credit Corp 4.8% 1/5/2034 (d)	1,500,000	1,511,096
Toyota Motor Credit Corp 5.45% 11/10/2027	8,200,000	8,447,965
Toyota Motor Credit Corp 5.55% 11/20/2030	4,400,000	4,659,882
		187,010,247
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.05% 8/23/2031	900,000	788,380
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	4,000,000	3,577,274
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	4,500,000	4,408,312
Apollo Global Management Inc 5.8% 5/21/2054	2,000,000	1,967,360
Berkshire Hathaway Inc 4.5% 2/11/2043 (d)	356,000	330,060
Blue Owl Credit Income Corp 4.7% 2/8/2027 (d)	6,000,000	5,983,462
Blue Owl Credit Income Corp 5.8% 3/15/2030	1,100,000	1,114,245
Blue Owl Credit Income Corp 6.6% 9/15/2029	3,000,000	3,119,576
BP Capital Markets America Inc 3% 2/24/2050	5,290,000	3,364,912
BP Capital Markets America Inc 3.001% 3/17/2052	5,300,000	3,318,854
BP Capital Markets America Inc 3.017% 1/16/2027 (d)	1,693,000	1,672,449
BP Capital Markets America Inc 3.06% 6/17/2041	3,600,000	2,661,862
BP Capital Markets America Inc 3.633% 4/6/2030	5,000,000	4,891,059
BP Capital Markets America Inc 4.812% 2/13/2033	2,700,000	2,708,605
CNH Industrial Capital LLC 5.5% 1/12/2029	3,440,000	3,566,358
Corebridge Financial Inc 4.4% 4/5/2052	2,000,000	1,597,108
Corebridge Financial Inc 5.75% 1/15/2034 (d)	2,800,000	2,925,033
Corebridge Financial Inc 6.875% 12/15/2052 (c)(d)	1,800,000	1,861,470
CRH SMW Finance DAC 5.125% 1/9/2030	3,000,000	3,086,728
DH Europe Finance II Sarl 2.6% 11/15/2029	1,500,000	1,411,901
DH Europe Finance II Sarl 3.25% 11/15/2039	2,600,000	2,100,738
DH Europe Finance II Sarl 3.4% 11/15/2049	1,000,000	709,251
Equitable Holdings Inc 5% 4/20/2048	2,150,000	1,922,986
Fidelity National Information Services Inc 1.15% 3/1/2026	5,023,000	4,943,124
Fidelity National Information Services Inc 2.25% 3/1/2031	4,000,000	3,549,725
Fidelity National Information Services Inc 5.625% 7/15/2052 (d)	600,000	574,860
Fiserv Inc 2.25% 6/1/2027 (d)	5,700,000	5,522,655
Fiserv Inc 3.2% 7/1/2026	6,500,000	6,439,863
Fiserv Inc 3.5% 7/1/2029	2,799,000	2,717,881
Fiserv Inc 4.4% 7/1/2049	3,482,000	2,784,359
Fiserv Inc 4.55% 2/15/2031	3,000,000	2,999,463
Fiserv Inc 5.375% 8/21/2028 (d)	3,050,000	3,146,202
Fiserv Inc 5.625% 8/21/2033	2,700,000	2,801,206
Global Payments Inc 1.2% 3/1/2026	7,100,000	6,985,955
Global Payments Inc 2.9% 5/15/2030 (d)	4,600,000	4,245,748
Global Payments Inc 4.8% 4/1/2026 (d)	1,000,000	1,000,204
Global Payments Inc 5.4% 8/15/2032	2,600,000	2,646,481
Global Payments Inc 5.95% 8/15/2052	510,000	485,005
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	1,130,000	1,147,747
Golub Capital Private Credit Fund 5.875% 5/1/2030 (d)	1,280,000	1,298,403
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035 (d)	2,000,000	2,020,312
Jackson Financial Inc 4% 11/23/2051	1,100,000	759,730
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	2,000,000	1,771,162
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	8,100,000	8,390,871
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	2,100,000	2,331,537
John Deere Capital Corp 4.5% 1/8/2027 (d)	8,200,000	8,262,216
Mastercard Inc 3.3% 3/26/2027	1,600,000	1,585,738
Mastercard Inc 3.8% 11/21/2046	677,000	534,302
Mastercard Inc 3.85% 3/26/2050	4,600,000	3,562,772
Mastercard Inc 4.85% 3/9/2033	1,900,000	1,942,537
Mastercard Inc 4.875% 5/9/2034 (d)	5,000,000	5,093,172
National Rural Utilities Cooperative Finance Corp 4.12% 9/16/2027 (d)	9,500,000	9,521,510
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	5,800,000	5,626,039
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033 (d)	1,700,000	1,809,768
PayPal Holdings Inc 2.3% 6/1/2030	2,800,000	2,570,366
PayPal Holdings Inc 2.85% 10/1/2029	3,160,000	3,013,244
PayPal Holdings Inc 3.25% 6/1/2050	1,300,000	883,453
PayPal Holdings Inc 5.1% 4/1/2035	1,200,000	1,213,369
PayPal Holdings Inc 5.25% 6/1/2062	1,400,000	1,285,751
Rexford Industrial Realty LP 2.125% 12/1/2030	1,300,000	1,149,590
Sixth Street Lending Partners 6.125% 7/15/2030 (e)	1,100,000	1,134,185
Sixth Street Lending Partners 6.5% 3/11/2029 (d)	1,400,000	1,453,237
Visa Inc 1.9% 4/15/2027	5,100,000	4,940,106
Visa Inc 2.05% 4/15/2030 (d)	13,400,000	12,307,967
Visa Inc 2.7% 4/15/2040	1,000,000	759,217
Visa Inc 2.75% 9/15/2027	2,125,000	2,079,350
Visa Inc 4.3% 12/14/2045	2,719,000	2,352,517
Voya Financial Inc 3.65% 6/15/2026	2,814,000	2,799,683
Voya Financial Inc 5.7% 7/15/2043	668,000	656,912
Western Union Co/The 2.75% 3/15/2031 (d)	1,400,000	1,234,174
		205,421,651
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030 (d)	4,959,000	4,850,634
AFLAC Inc 4% 10/15/2046	673,000	530,980
Allstate Corp/The 1.45% 12/15/2030	7,877,000	6,780,621
Allstate Corp/The 3.28% 12/15/2026	841,000	831,786
Allstate Corp/The 4.2% 12/15/2046	1,348,000	1,100,224
American International Group Inc 3.875% 1/15/2035 (d)	481,000	443,246
American International Group Inc 4.375% 6/30/2050	2,590,000	2,125,992
American International Group Inc 4.5% 7/16/2044	1,582,000	1,377,049
American International Group Inc 4.75% 4/1/2048	923,000	809,685
Aon Global Ltd 4.6% 6/14/2044	885,000	766,119
Aon Global Ltd 4.75% 5/15/2045	1,048,000	916,093
Aon North America Inc 5.45% 3/1/2034	3,100,000	3,200,244
Aon North America Inc 5.75% 3/1/2054	3,200,000	3,134,553
Arch Capital Group Ltd 3.635% 6/30/2050	2,400,000	1,733,319
Arthur J Gallagher & Co 4.85% 12/15/2029	1,600,000	1,631,054
Arthur J Gallagher & Co 5.15% 2/15/2035	2,220,000	2,226,251
Arthur J Gallagher & Co 5.55% 2/15/2055	2,159,000	2,034,239
Arthur J Gallagher & Co 5.75% 3/2/2053	1,300,000	1,256,198
Arthur J Gallagher & Co 5.75% 7/15/2054	800,000	769,747
Arthur J Gallagher & Co 6.5% 2/15/2034 (d)	2,300,000	2,523,436
Assurant Inc 4.9% 3/27/2028	1,000,000	1,013,777
Athene Holding Ltd 3.45% 5/15/2052	2,100,000	1,327,105
Athene Holding Ltd 3.5% 1/15/2031	1,100,000	1,041,316
Athene Holding Ltd 3.95% 5/25/2051	1,200,000	842,587
Athene Holding Ltd 5.875% 1/15/2034	1,700,000	1,761,376
Athene Holding Ltd 6.625% 10/15/2054 (c)(d)	1,300,000	1,303,974
Athene Holding Ltd 6.625% 5/19/2055	700,000	717,423
Baylor Scott & White Holdings 2.839% 11/15/2050	4,000,000	2,505,793
Baylor Scott & White Holdings 3.967% 11/15/2046	445,000	352,815
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (d)	7,300,000	6,447,372
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	3,200,000	2,028,863
Berkshire Hathaway Fin Corp 3.85% 3/15/2052 (d)	3,120,000	2,369,223
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	2,116,000	1,753,752
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	1,528,000	1,271,407
Berkshire Hathaway Fin Corp 4.4% 5/15/2042 (d)	2,500,000	2,286,876
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	891,000	963,459
Brighthouse Financial Inc 3.7% 6/22/2027 (d)	1,090,000	1,074,890
Brighthouse Financial Inc 3.85% 12/22/2051	1,800,000	1,114,386
Brown & Brown Inc 4.7% 6/23/2028 (d)	2,030,000	2,049,444
Brown & Brown Inc 4.9% 6/23/2030	1,380,000	1,397,175
Brown & Brown Inc 4.95% 3/17/2052	1,000,000	850,156
Brown & Brown Inc 5.55% 6/23/2035	3,000,000	3,057,854
Brown & Brown Inc 6.25% 6/23/2055	640,000	654,322
Chubb Corp/The 6% 5/11/2037	983,000	1,065,796
Chubb Corp/The 6.5% 5/15/2038	626,000	706,425
Chubb INA Holdings LLC 1.375% 9/15/2030	6,000,000	5,252,662
Chubb INA Holdings LLC 3.05% 12/15/2061	700,000	423,033
Chubb INA Holdings LLC 3.35% 5/3/2026	4,752,000	4,723,872
Chubb INA Holdings LLC 4.35% 11/3/2045 (d)	713,000	614,105
Chubb INA Holdings LLC 4.9% 8/15/2035	1,550,000	1,541,258
Chubb INA Holdings LLC 5% 3/15/2034 (d)	3,000,000	3,047,231
Chubb INA Holdings LLC 6.7% 5/15/2036	1,100,000	1,249,142
CNA Financial Corp 3.45% 8/15/2027	4,700,000	4,636,937
CNA Financial Corp 5.2% 8/15/2035	510,000	504,864
CNA Financial Corp 5.5% 6/15/2033	1,000,000	1,030,780
First American Financial Corp 5.45% 9/30/2034	1,300,000	1,293,466
Globe Life Inc 4.8% 6/15/2032 (d)	1,000,000	996,707
Hartford Insurance Group Inc/The 2.8% 8/19/2029	1,256,000	1,191,335
Hartford Insurance Group Inc/The 3.6% 8/19/2049	1,107,000	805,296
Hartford Insurance Group Inc/The 4.4% 3/15/2048	1,731,000	1,455,713
Lincoln National Corp 3.625% 12/12/2026	1,069,000	1,061,262
Lincoln National Corp 7% 6/15/2040	2,000,000	2,244,650
Markel Group Inc 3.35% 9/17/2029	1,600,000	1,547,994
Markel Group Inc 5% 5/20/2049	1,700,000	1,481,276
Markel Group Inc 6% 5/16/2054	1,200,000	1,190,000
Marsh & McLennan Cos Inc 2.375% 12/15/2031 (d)	2,200,000	1,949,026
Marsh & McLennan Cos Inc 3.75% 3/14/2026	2,000,000	1,993,673
Marsh & McLennan Cos Inc 4.2% 3/1/2048	868,000	707,649
Marsh & McLennan Cos Inc 4.35% 1/30/2047 (d)	499,000	415,398
Marsh & McLennan Cos Inc 4.65% 3/15/2030	3,000,000	3,053,417
Marsh & McLennan Cos Inc 4.85% 11/15/2031 (d)	3,000,000	3,069,841
Marsh & McLennan Cos Inc 4.9% 3/15/2049	1,657,000	1,476,529
Marsh & McLennan Cos Inc 5% 3/15/2035	1,300,000	1,305,178
Marsh & McLennan Cos Inc 5.35% 11/15/2044	850,000	819,690
Marsh & McLennan Cos Inc 5.4% 3/15/2055	1,150,000	1,091,410
Marsh & McLennan Cos Inc 5.7% 9/15/2053 (d)	5,180,000	5,136,562
MetLife Inc 4.05% 3/1/2045	690,000	562,141
MetLife Inc 4.125% 8/13/2042	2,600,000	2,181,777
MetLife Inc 4.6% 5/13/2046 (d)	4,308,000	3,804,107
MetLife Inc 4.721% 12/15/2044 (c)	891,000	794,906
MetLife Inc 5.375% 7/15/2033 (d)	6,520,000	6,824,068
MetLife Inc 5.875% 2/6/2041	341,000	354,366
MetLife Inc 6.35% 3/15/2055 (c)	1,000,000	1,041,526
MetLife Inc 6.4% 12/15/2066 (c)	2,000,000	2,094,318
Principal Financial Group Inc 2.125% 6/15/2030 (d)	1,760,000	1,593,509
Principal Financial Group Inc 4.3% 11/15/2046	1,425,000	1,178,623
Principal Financial Group Inc 4.35% 5/15/2043	500,000	426,571
Progressive Corp/The 2.45% 1/15/2027	2,145,000	2,099,246
Progressive Corp/The 3.2% 3/26/2030	2,600,000	2,502,953
Progressive Corp/The 4.125% 4/15/2047	2,390,000	1,957,845
Progressive Corp/The 4.2% 3/15/2048	1,100,000	907,318
Prudential Financial Inc 3.878% 3/27/2028	740,000	739,724
Prudential Financial Inc 3.905% 12/7/2047	2,119,000	1,650,180
Prudential Financial Inc 3.935% 12/7/2049	1,910,000	1,452,211
Prudential Financial Inc 4.35% 2/25/2050	2,633,000	2,157,677
Prudential Financial Inc 4.418% 3/27/2048	1,132,000	934,433
Prudential Financial Inc 4.6% 5/15/2044	1,400,000	1,233,940
Prudential Financial Inc 5.125% 3/1/2052 (c)	1,000,000	979,926
Prudential Financial Inc 5.2% 3/14/2035	1,000,000	1,017,505
Prudential Financial Inc 5.7% 12/14/2036	68,000	71,684
Prudential Financial Inc 6% 9/1/2052 (c)(d)	3,450,000	3,559,746
Prudential Financial Inc 6.5% 3/15/2054 (c)(d)	1,100,000	1,156,166
Reinsurance Group of America Inc 3.9% 5/15/2029	1,000,000	986,907
Reinsurance Group of America Inc 3.95% 9/15/2026	3,300,000	3,289,350
Reinsurance Group of America Inc 5.75% 9/15/2034	1,400,000	1,443,374
Selective Insurance Group Inc 5.9% 4/15/2035	435,000	448,821
Travelers Companies Inc/The 4.05% 3/7/2048	600,000	483,306
Travelers Companies Inc/The 4.1% 3/4/2049	800,000	640,918
Travelers Companies Inc/The 4.3% 8/25/2045	261,000	219,524
Travelers Companies Inc/The 5.7% 7/24/2055	1,740,000	1,742,409
Travelers Companies Inc/The 6.25% 6/15/2037 (d)	5,488,000	6,047,563
Unum Group 4.5% 12/15/2049	1,000,000	789,468
Unum Group 6% 6/15/2054	1,000,000	974,509
Willis North America Inc 2.95% 9/15/2029	3,000,000	2,840,514
Willis North America Inc 3.875% 9/15/2049	1,300,000	955,465
Willis North America Inc 4.5% 9/15/2028 (d)	3,479,000	3,509,356
Willis North America Inc 5.35% 5/15/2033 (d)	2,000,000	2,057,231
		206,014,173
TOTAL FINANCIALS		1,944,871,324

Health Care - 2.7%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	13,300,000	13,125,666
AbbVie Inc 3.2% 11/21/2029	4,000,000	3,854,422
AbbVie Inc 4.05% 11/21/2039	9,370,000	8,245,008
AbbVie Inc 4.25% 11/14/2028	1,478,000	1,490,480
AbbVie Inc 4.25% 11/21/2049	4,700,000	3,829,423
AbbVie Inc 4.3% 5/14/2036	1,116,000	1,057,495
AbbVie Inc 4.4% 11/6/2042	1,851,000	1,626,380
AbbVie Inc 4.45% 5/14/2046	1,247,000	1,071,398
AbbVie Inc 4.55% 3/15/2035	11,386,000	11,147,707
AbbVie Inc 4.7% 5/14/2045	1,752,000	1,570,570
AbbVie Inc 4.75% 3/15/2045	1,128,000	1,018,603
AbbVie Inc 4.8% 3/15/2029 (d)	3,450,000	3,532,201
AbbVie Inc 4.875% 11/14/2048	1,710,000	1,543,161
AbbVie Inc 5.05% 3/15/2034	5,000,000	5,093,830
AbbVie Inc 5.4% 3/15/2054	3,570,000	3,426,087
Amgen Inc 1.65% 8/15/2028	1,200,000	1,121,355
Amgen Inc 2.6% 8/19/2026 (d)	1,872,000	1,844,613
Amgen Inc 2.77% 9/1/2053	1,460,000	852,251
Amgen Inc 2.8% 8/15/2041	5,000,000	3,595,754
Amgen Inc 3.15% 2/21/2040	3,890,000	3,011,156
Amgen Inc 3.375% 2/21/2050	2,500,000	1,746,042
Amgen Inc 4.2% 2/22/2052	1,500,000	1,168,133
Amgen Inc 4.2% 3/1/2033 (d)	9,330,000	9,015,671
Amgen Inc 4.4% 5/1/2045	1,770,000	1,497,213
Amgen Inc 4.663% 6/15/2051	2,224,000	1,888,046
Amgen Inc 4.875% 3/1/2053	2,000,000	1,727,105
Amgen Inc 4.95% 10/1/2041	1,200,000	1,114,006
Amgen Inc 5.15% 3/2/2028 (d)	5,000,000	5,116,810
Amgen Inc 5.25% 3/2/2033 (d)	3,000,000	3,079,852
Amgen Inc 5.6% 3/2/2043	1,700,000	1,680,068
Amgen Inc 5.65% 3/2/2053	10,340,000	10,000,335
Biogen Inc 3.15% 5/1/2050	3,250,000	2,026,971
Biogen Inc 5.05% 1/15/2031 (d)	1,160,000	1,190,473
Biogen Inc 6.45% 5/15/2055 (d)	1,700,000	1,730,978
Gilead Sciences Inc 1.65% 10/1/2030	3,200,000	2,827,276
Gilead Sciences Inc 2.8% 10/1/2050	1,600,000	997,664
Gilead Sciences Inc 3.65% 3/1/2026	1,102,000	1,098,258
Gilead Sciences Inc 4.15% 3/1/2047	2,217,000	1,809,957
Gilead Sciences Inc 4.75% 3/1/2046	4,393,000	3,939,080
Gilead Sciences Inc 4.8% 11/15/2029	1,000,000	1,026,681
Gilead Sciences Inc 4.8% 4/1/2044 (d)	3,000,000	2,739,194
Gilead Sciences Inc 5.5% 11/15/2054 (d)	2,500,000	2,431,258
Gilead Sciences Inc 5.55% 10/15/2053	2,400,000	2,347,519
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,100,000	1,848,279
		136,104,429
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028 (d)	5,000,000	4,701,898
Abbott Laboratories 3.75% 11/30/2026	7,242,000	7,227,991
Abbott Laboratories 4.75% 11/30/2036	802,000	797,096
Abbott Laboratories 4.9% 11/30/2046 (d)	2,854,000	2,670,658
Abbott Laboratories 5.3% 5/27/2040 (d)	700,000	716,024
Abbott Laboratories 6.15% 11/30/2037	1,900,000	2,113,660
Baxter International Inc 1.915% 2/1/2027	4,700,000	4,545,926
Baxter International Inc 2.539% 2/1/2032	4,700,000	4,088,765
Becton Dickinson & Co 2.823% 5/20/2030	1,900,000	1,777,279
Becton Dickinson & Co 3.7% 6/6/2027 (d)	7,803,000	7,748,378
Becton Dickinson & Co 4.669% 6/6/2047	256,000	221,175
Becton Dickinson & Co 4.685% 12/15/2044	1,937,000	1,692,718
Becton Dickinson & Co 4.693% 2/13/2028	2,400,000	2,433,124
Becton Dickinson & Co 5.081% 6/7/2029 (d)	6,100,000	6,270,294
Boston Scientific Corp 2.65% 6/1/2030	1,500,000	1,400,528
Boston Scientific Corp 4% 3/1/2029	1,925,000	1,920,018
Boston Scientific Corp 4.7% 3/1/2049	1,257,000	1,114,431
GE HealthCare Technologies Inc 5.5% 6/15/2035	2,610,000	2,679,894
GE HealthCare Technologies Inc 5.6% 11/15/2025	5,100,000	5,107,165
GE HealthCare Technologies Inc 5.65% 11/15/2027	1,600,000	1,649,863
GE HealthCare Technologies Inc 5.905% 11/22/2032 (d)	4,800,000	5,128,250
Medtronic Inc 4.625% 3/15/2045	3,404,000	3,052,941
Solventum Corp 6% 5/15/2064	2,800,000	2,792,819
Stryker Corp 1.95% 6/15/2030	1,650,000	1,489,075
Stryker Corp 2.9% 6/15/2050	1,150,000	749,011
Stryker Corp 3.5% 3/15/2026	3,600,000	3,586,932
Stryker Corp 4.1% 4/1/2043	1,300,000	1,080,907
Stryker Corp 4.625% 9/11/2034	2,650,000	2,612,780
Stryker Corp 4.85% 2/10/2030	3,100,000	3,180,671
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	2,000,000	1,793,440
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	1,100,000	1,132,073
Zimmer Biomet Holdings Inc 5.2% 9/15/2034	1,000,000	1,013,300
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	1,330,000	1,372,295
		89,861,379
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	500,000	419,196
Aetna Inc 6.625% 6/15/2036	1,160,000	1,259,329
AHS Hospital Corp 2.78% 7/1/2051	3,500,000	2,141,351
Allina Health System 3.887% 4/15/2049	1,239,000	930,495
Banner Health 2.907% 1/1/2042	1,500,000	1,079,650
Banner Health 2.913% 1/1/2051	2,700,000	1,700,088
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	3,000,000	2,095,769
Cardinal Health Inc 4.368% 6/15/2047	2,476,000	1,996,669
Cardinal Health Inc 5.45% 2/15/2034 (d)	3,500,000	3,594,495
Cencora Inc 2.7% 3/15/2031	4,100,000	3,757,304
Cencora Inc 4.85% 12/15/2029	1,000,000	1,022,796
Cencora Inc 5.15% 2/15/2035	1,000,000	1,007,457
Centene Corp 2.5% 3/1/2031	700,000	596,447
Centene Corp 2.625% 8/1/2031	5,000,000	4,237,382
Centene Corp 3% 10/15/2030	1,300,000	1,148,793
Centene Corp 3.375% 2/15/2030	5,000,000	4,556,517
Centene Corp 4.25% 12/15/2027	5,100,000	4,980,427
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	592,000	494,513
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	1,964,000	1,197,435
Cigna Group/The 1.25% 3/15/2026	3,645,000	3,584,715
Cigna Group/The 2.375% 3/15/2031	1,500,000	1,345,148
Cigna Group/The 2.4% 3/15/2030	9,400,000	8,664,489
Cigna Group/The 3.4% 3/15/2050	1,000,000	671,169
Cigna Group/The 4.375% 10/15/2028	8,532,000	8,578,266
Cigna Group/The 4.8% 7/15/2046	2,355,000	2,047,700
Cigna Group/The 4.8% 8/15/2038	4,201,000	3,943,484
Cigna Group/The 4.9% 12/15/2048	2,618,000	2,274,687
Cigna Group/The 5.6% 2/15/2054 (d)	2,100,000	1,986,403
Cigna Group/The 6.125% 11/15/2041	535,000	552,566
CommonSpirit Health 3.91% 10/1/2050	3,000,000	2,185,970
CommonSpirit Health 4.35% 11/1/2042	356,000	300,658
CommonSpirit Health 5.548% 12/1/2054	2,200,000	2,079,288
CVS Health Corp 3% 8/15/2026	1,016,000	1,003,010
CVS Health Corp 3.75% 4/1/2030	3,030,000	2,927,285
CVS Health Corp 4.125% 4/1/2040	595,000	498,506
CVS Health Corp 4.3% 3/25/2028 (d)	4,260,000	4,257,983
CVS Health Corp 4.78% 3/25/2038	3,600,000	3,312,848
CVS Health Corp 4.875% 7/20/2035	553,000	530,275
CVS Health Corp 5% 1/30/2029	7,360,000	7,500,774
CVS Health Corp 5% 2/20/2026	5,000,000	5,011,668
CVS Health Corp 5% 9/15/2032 (d)	4,700,000	4,721,601
CVS Health Corp 5.05% 3/25/2048	8,684,000	7,444,760
CVS Health Corp 5.125% 7/20/2045	4,500,000	3,966,496
CVS Health Corp 5.25% 2/21/2033 (d)	4,100,000	4,147,437
CVS Health Corp 5.3% 12/5/2043	4,832,000	4,397,778
CVS Health Corp 5.4% 6/1/2029 (d)	2,600,000	2,687,369
CVS Health Corp 5.625% 2/21/2053	1,800,000	1,644,225
CVS Health Corp 5.7% 6/1/2034	1,000,000	1,031,603
CVS Health Corp 6% 6/1/2063	2,600,000	2,465,163
CVS Health Corp 6.2% 9/15/2055 (d)	1,000,000	984,255
Elevance Health Inc 2.25% 5/15/2030 (d)	1,000,000	911,965
Elevance Health Inc 2.55% 3/15/2031	1,000,000	905,837
Elevance Health Inc 3.65% 12/1/2027	6,799,000	6,741,212
Elevance Health Inc 3.7% 9/15/2049	1,140,000	811,387
Elevance Health Inc 4.375% 12/1/2047	6,457,000	5,222,866
Elevance Health Inc 4.625% 5/15/2042	464,000	405,959
Elevance Health Inc 4.65% 1/15/2043	356,000	309,555
Elevance Health Inc 4.75% 2/15/2030	210,000	213,424
Elevance Health Inc 5.125% 2/15/2053	3,300,000	2,916,186
Elevance Health Inc 5.2% 2/15/2035 (d)	500,000	503,053
Elevance Health Inc 5.375% 6/15/2034 (d)	2,700,000	2,759,990
Elevance Health Inc 5.5% 10/15/2032	1,800,000	1,873,543
Elevance Health Inc 5.65% 6/15/2054	2,600,000	2,464,398
Elevance Health Inc 5.7% 2/15/2055	1,100,000	1,048,284
Elevance Health Inc 5.85% 11/1/2064	1,000,000	959,067
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	2,400,000	1,772,387
HCA Inc 3.625% 3/15/2032	5,700,000	5,301,236
HCA Inc 4.125% 6/15/2029	1,540,000	1,525,251
HCA Inc 4.5% 2/15/2027	5,500,000	5,504,351
HCA Inc 4.625% 3/15/2052	4,100,000	3,255,929
HCA Inc 5.25% 3/1/2030 (d)	4,500,000	4,650,105
HCA Inc 5.25% 6/15/2026	1,499,000	1,501,623
HCA Inc 5.25% 6/15/2049	3,120,000	2,754,428
HCA Inc 5.45% 9/15/2034	1,400,000	1,417,939
HCA Inc 5.6% 4/1/2034	3,000,000	3,083,387
HCA Inc 5.75% 3/1/2035	4,380,000	4,505,718
HCA Inc 6% 4/1/2054	6,200,000	5,983,439
Humana Inc 1.35% 2/3/2027	1,800,000	1,728,836
Humana Inc 2.15% 2/3/2032	1,900,000	1,610,911
Humana Inc 3.95% 3/15/2027	5,493,000	5,476,089
Humana Inc 4.95% 10/1/2044	445,000	387,079
Humana Inc 5.75% 4/15/2054 (d)	2,400,000	2,229,501
Humana Inc 5.95% 3/15/2034	2,300,000	2,408,020
Humana Inc 6% 5/1/2055	1,600,000	1,537,206
Icon Investments Six DAC 5.849% 5/8/2029	1,340,000	1,401,376
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	3,600,000	2,216,935
Integris Baptist Medical Center Inc 3.875% 8/15/2050	2,292,000	1,612,388
Kaiser Foundation Hospitals 2.81% 6/1/2041	1,107,000	796,964
Kaiser Foundation Hospitals 3.266% 11/1/2049	1,900,000	1,306,083
Kaiser Foundation Hospitals 4.15% 5/1/2047	1,136,000	926,961
Kaiser Foundation Hospitals 4.875% 4/1/2042	321,000	298,543
Laboratory Corp of America Holdings 3.6% 9/1/2027	5,700,000	5,650,850
Mass General Brigham Inc 3.342% 7/1/2060	1,000,000	648,502
Mass General Brigham Inc 4.117% 7/1/2055	624,000	495,707
McKesson Corp 4.65% 5/30/2030	1,000,000	1,017,247
McKesson Corp 5.25% 5/30/2035	1,800,000	1,834,542
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	535,000	424,352
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042	1,600,000	1,514,065
MyMichigan Health 3.409% 6/1/2050	833,000	570,280
New York and Presbyterian Hospital/The 4.024% 8/1/2045	624,000	509,715
New York and Presbyterian Hospital/The 4.063% 8/1/2056	469,000	360,064
Novant Health Inc 3.168% 11/1/2051	2,300,000	1,501,887
NYU Langone Hospitals 4.784% 7/1/2044	1,355,000	1,205,435
Orlando Health Obligated Group 3.327% 10/1/2050	1,481,000	1,028,766
Piedmont Healthcare Inc 2.719% 1/1/2042	2,688,000	1,865,871
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	3,600,000	2,072,781
Quest Diagnostics Inc 2.95% 6/30/2030	2,850,000	2,679,217
Quest Diagnostics Inc 5% 12/15/2034 (d)	2,600,000	2,603,738
Sabra Health Care LP 3.2% 12/1/2031	1,300,000	1,174,636
Sutter Health 3.361% 8/15/2050	3,600,000	2,456,514
Sutter Health 5.537% 8/15/2035	3,000,000	3,126,279
Trinity Health Corp 2.632% 12/1/2040	1,000,000	699,805
UnitedHealth Group Inc 1.15% 5/15/2026	1,800,000	1,761,024
UnitedHealth Group Inc 1.25% 1/15/2026	1,100,000	1,087,083
UnitedHealth Group Inc 2% 5/15/2030	1,500,000	1,357,116
UnitedHealth Group Inc 2.75% 5/15/2040	5,332,000	3,870,997
UnitedHealth Group Inc 2.9% 5/15/2050	100,000	61,537
UnitedHealth Group Inc 3.125% 5/15/2060	1,300,000	767,379
UnitedHealth Group Inc 3.25% 5/15/2051	1,800,000	1,174,571
UnitedHealth Group Inc 3.375% 4/15/2027	963,000	952,593
UnitedHealth Group Inc 3.7% 8/15/2049	1,728,000	1,242,816
UnitedHealth Group Inc 3.75% 10/15/2047	1,704,000	1,266,525
UnitedHealth Group Inc 3.875% 12/15/2028	371,000	368,202
UnitedHealth Group Inc 3.875% 8/15/2059	1,798,000	1,251,775
UnitedHealth Group Inc 4.2% 1/15/2047	642,000	515,262
UnitedHealth Group Inc 4.25% 1/15/2029	5,000,000	5,019,921
UnitedHealth Group Inc 4.25% 6/15/2048	370,000	296,004
UnitedHealth Group Inc 4.375% 3/15/2042	2,103,000	1,809,401
UnitedHealth Group Inc 4.625% 11/15/2041	1,000,000	887,143
UnitedHealth Group Inc 4.625% 7/15/2035	1,100,000	1,068,161
UnitedHealth Group Inc 4.7% 4/15/2029	7,000,000	7,126,462
UnitedHealth Group Inc 4.75% 7/15/2045	297,000	262,201
UnitedHealth Group Inc 4.8% 1/15/2030 (d)	5,700,000	5,823,797
UnitedHealth Group Inc 4.9% 4/15/2031 (d)	9,600,000	9,819,641
UnitedHealth Group Inc 4.95% 5/15/2062	3,100,000	2,622,481
UnitedHealth Group Inc 5.05% 4/15/2053 (d)	4,200,000	3,686,265
UnitedHealth Group Inc 5.15% 7/15/2034 (d)	7,500,000	7,620,108
UnitedHealth Group Inc 5.2% 4/15/2063	2,100,000	1,845,108
UnitedHealth Group Inc 5.25% 2/15/2028 (d)	2,400,000	2,467,525
UnitedHealth Group Inc 5.35% 2/15/2033 (d)	4,400,000	4,551,622
UnitedHealth Group Inc 5.625% 7/15/2054	4,000,000	3,807,456
UnitedHealth Group Inc 5.8% 3/15/2036	1,100,000	1,157,797
UnitedHealth Group Inc 5.875% 2/15/2053	4,400,000	4,347,922
UnitedHealth Group Inc 6.05% 2/15/2063 (d)	1,000,000	1,002,893
UnitedHealth Group Inc 6.625% 11/15/2037	1,100,000	1,218,641
Universal Health Services Inc 2.65% 10/15/2030	3,500,000	3,141,588
West Virginia United Health System Obligated Group 3.129% 6/1/2050	1,400,000	856,946
		347,759,319
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027 (d)	1,560,000	1,560,623
Agilent Technologies Inc 4.75% 9/9/2034 (d)	1,560,000	1,538,145
Danaher Corp 4.375% 9/15/2045	422,000	362,054
Revvity Inc 2.25% 9/15/2031	1,900,000	1,643,600
Thermo Fisher Scientific Inc 2.6% 10/1/2029	788,000	746,583
Thermo Fisher Scientific Inc 2.8% 10/15/2041 (d)	800,000	577,095
Thermo Fisher Scientific Inc 4.8% 11/21/2027 (d)	7,000,000	7,117,612
Thermo Fisher Scientific Inc 5.086% 8/10/2033 (d)	2,400,000	2,469,494
Thermo Fisher Scientific Inc 5.3% 2/1/2044	1,038,000	1,014,803
Thermo Fisher Scientific Inc 5.404% 8/10/2043 (d)	1,200,000	1,187,526
		18,217,535
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 2.35% 11/13/2040	1,356,000	932,319
Bristol-Myers Squibb Co 3.2% 6/15/2026 (d)	1,409,000	1,399,382
Bristol-Myers Squibb Co 3.25% 8/1/2042	499,000	375,467
Bristol-Myers Squibb Co 3.4% 7/26/2029	669,000	652,346
Bristol-Myers Squibb Co 3.7% 3/15/2052	1,700,000	1,227,819
Bristol-Myers Squibb Co 3.9% 2/20/2028 (d)	5,000,000	4,998,508
Bristol-Myers Squibb Co 4.125% 6/15/2039 (d)	7,803,000	6,951,661
Bristol-Myers Squibb Co 4.25% 10/26/2049	3,437,000	2,751,398
Bristol-Myers Squibb Co 4.35% 11/15/2047	3,400,000	2,821,264
Bristol-Myers Squibb Co 4.55% 2/20/2048	269,000	228,771
Bristol-Myers Squibb Co 4.9% 2/22/2029 (d)	4,800,000	4,930,346
Bristol-Myers Squibb Co 5% 8/15/2045 (d)	6,800,000	6,323,964
Bristol-Myers Squibb Co 5.2% 2/22/2034 (d)	7,200,000	7,392,273
Bristol-Myers Squibb Co 5.55% 2/22/2054	4,952,000	4,775,224
Eli Lilly & Co 2.25% 5/15/2050	800,000	448,106
Eli Lilly & Co 3.95% 3/15/2049	2,610,000	2,060,400
Eli Lilly & Co 4.2% 8/14/2029	2,960,000	2,986,139
Eli Lilly & Co 4.6% 8/14/2034 (d)	2,960,000	2,943,099
Eli Lilly & Co 4.75% 2/12/2030	11,300,000	11,617,964
Eli Lilly & Co 4.875% 2/27/2053	2,200,000	1,984,610
Eli Lilly & Co 4.9% 10/15/2035 (d)	5,000,000	5,028,056
Eli Lilly & Co 5% 2/9/2054	6,900,000	6,324,177
Eli Lilly & Co 5.1% 2/12/2035	1,250,000	1,281,145
Eli Lilly & Co 5.5% 2/12/2055	1,250,000	1,232,613
Eli Lilly & Co 5.6% 2/12/2065	1,250,000	1,238,964
Haleon US Capital LLC 3.375% 3/24/2027	2,700,000	2,668,662
Haleon US Capital LLC 3.625% 3/24/2032	6,000,000	5,657,470
Johnson & Johnson 2.1% 9/1/2040	5,228,000	3,628,533
Johnson & Johnson 2.45% 3/1/2026	997,000	988,860
Johnson & Johnson 2.45% 9/1/2060	1,600,000	877,502
Johnson & Johnson 3.4% 1/15/2038	1,663,000	1,440,621
Johnson & Johnson 3.5% 1/15/2048	5,369,000	4,074,161
Johnson & Johnson 3.625% 3/3/2037	713,000	640,320
Johnson & Johnson 4.5% 12/5/2043	1,181,000	1,094,631
Johnson & Johnson 4.85% 3/1/2032	9,000,000	9,326,222
Johnson & Johnson 4.85% 5/15/2041	760,000	739,238
Johnson & Johnson 4.9% 6/1/2031	300,000	313,276
Merck & Co Inc 2.15% 12/10/2031	5,500,000	4,842,397
Merck & Co Inc 2.9% 12/10/2061	1,600,000	918,732
Merck & Co Inc 3.6% 9/15/2042	1,356,000	1,073,586
Merck & Co Inc 3.7% 2/10/2045	1,141,000	893,602
Merck & Co Inc 3.9% 3/7/2039	4,800,000	4,224,445
Merck & Co Inc 4% 3/7/2049	2,900,000	2,284,587
Merck & Co Inc 4.05% 5/17/2028	2,000,000	2,010,609
Merck & Co Inc 4.5% 5/17/2033	3,250,000	3,251,428
Merck & Co Inc 5% 5/17/2053	3,200,000	2,897,706
Mylan Inc 5.2% 4/15/2048	2,735,000	2,194,222
Novartis Capital Corp 2% 2/14/2027	1,400,000	1,364,554
Novartis Capital Corp 2.75% 8/14/2050	2,900,000	1,824,240
Novartis Capital Corp 3.1% 5/17/2027	49,000	48,415
Novartis Capital Corp 3.7% 9/21/2042	1,504,000	1,226,143
Novartis Capital Corp 4% 11/20/2045	934,000	769,195
Pfizer Inc 2.55% 5/28/2040	4,203,000	3,031,107
Pfizer Inc 2.7% 5/28/2050	800,000	487,704
Pfizer Inc 3% 12/15/2026	1,195,000	1,181,726
Pfizer Inc 3.45% 3/15/2029 (d)	12,884,000	12,683,150
Pfizer Inc 3.9% 3/15/2039	1,123,000	979,871
Pfizer Inc 4% 12/15/2036 (d)	2,993,000	2,757,952
Pfizer Inc 4.125% 12/15/2046	2,472,000	2,006,497
Pfizer Inc 4.2% 9/15/2048	1,390,000	1,134,365
Pfizer Inc 4.3% 6/15/2043	442,000	378,992
Pfizer Inc 4.4% 5/15/2044	747,000	650,885
Pfizer Inc 7.2% 3/15/2039	963,000	1,141,694
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	7,000,000	7,084,867
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	4,000,000	4,077,691
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	9,300,000	9,318,599
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	3,100,000	2,936,778
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	4,518,000	4,208,687
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	5,400,000	4,920,331
Royalty Pharma PLC 3.35% 9/2/2051	3,800,000	2,435,301
Royalty Pharma PLC 5.4% 9/2/2034	1,300,000	1,316,542
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	160,000	158,341
Utah Acquisition Sub Inc 3.95% 6/15/2026	304,000	302,229
Utah Acquisition Sub Inc 5.25% 6/15/2046 (d)	588,000	479,945
Viatris Inc 2.7% 6/22/2030	1,780,000	1,600,508
Viatris Inc 4% 6/22/2050	2,280,000	1,502,151
Wyeth LLC 5.95% 4/1/2037	1,000,000	1,066,767
Zoetis Inc 3.95% 9/12/2047	356,000	280,328
Zoetis Inc 4.15% 8/17/2028	3,080,000	3,087,888
Zoetis Inc 4.7% 2/1/2043	3,132,000	2,830,835
		218,221,103
TOTAL HEALTH CARE		810,163,765

Industrials - 1.7%
Aerospace & Defense - 0.6%
Boeing Co 2.7% 2/1/2027	7,286,000	7,121,647
Boeing Co 2.95% 2/1/2030	1,666,000	1,562,264
Boeing Co 3.65% 3/1/2047	492,000	347,364
Boeing Co 3.95% 8/1/2059	2,100,000	1,445,960
Boeing Co 5.04% 5/1/2027	3,200,000	3,229,813
Boeing Co 5.15% 5/1/2030	9,470,000	9,713,667
Boeing Co 5.705% 5/1/2040	10,164,000	10,198,364
Boeing Co 5.805% 5/1/2050	4,000,000	3,846,547
Boeing Co 5.93% 5/1/2060	4,100,000	3,936,910
Boeing Co 6.298% 5/1/2029	6,200,000	6,583,936
Boeing Co 6.388% 5/1/2031	1,600,000	1,737,712
Boeing Co 6.528% 5/1/2034	3,400,000	3,723,497
Boeing Co 6.858% 5/1/2054	1,980,000	2,171,255
Boeing Co 6.875% 3/15/2039	588,000	653,068
GE Aerospace 4.35% 5/1/2050	2,400,000	2,032,660
GE Aerospace 4.5% 3/11/2044 (d)	5,413,000	4,825,590
General Dynamics Corp 3.75% 5/15/2028	1,676,000	1,672,374
General Dynamics Corp 4.25% 4/1/2040	2,170,000	1,959,014
General Dynamics Corp 4.25% 4/1/2050	900,000	745,941
Howmet Aerospace Inc 5.95% 2/1/2037 (d)	900,000	957,290
Huntington Ingalls Industries Inc 3.483% 12/1/2027	6,100,000	5,989,858
L3Harris Technologies Inc 3.85% 12/15/2026 (d)	1,330,000	1,323,324
L3Harris Technologies Inc 4.4% 6/15/2028	5,400,000	5,430,560
L3Harris Technologies Inc 5.054% 4/27/2045	2,100,000	1,963,505
L3Harris Technologies Inc 5.4% 1/15/2027 (d)	3,500,000	3,555,240
L3Harris Technologies Inc 5.4% 7/31/2033	1,000,000	1,032,838
L3Harris Technologies Inc 5.6% 7/31/2053 (d)	1,300,000	1,263,898
Lockheed Martin Corp 3.55% 1/15/2026	7,985,000	7,961,716
Lockheed Martin Corp 3.8% 3/1/2045	1,900,000	1,504,372
Lockheed Martin Corp 4.09% 9/15/2052	2,704,000	2,111,150
Lockheed Martin Corp 4.7% 5/15/2046	2,789,000	2,490,006
Lockheed Martin Corp 4.75% 2/15/2034 (d)	3,200,000	3,201,959
Lockheed Martin Corp 4.8% 8/15/2034	3,200,000	3,210,005
Lockheed Martin Corp 5.2% 2/15/2055	1,700,000	1,580,167
Lockheed Martin Corp 5.9% 11/15/2063	2,000,000	2,047,729
Northrop Grumman Corp 3.25% 1/15/2028	1,497,000	1,469,943
Northrop Grumman Corp 3.85% 4/15/2045	335,000	264,303
Northrop Grumman Corp 4.03% 10/15/2047	1,456,000	1,154,710
Northrop Grumman Corp 4.4% 5/1/2030 (d)	4,458,000	4,494,908
Northrop Grumman Corp 4.7% 3/15/2033 (d)	3,500,000	3,502,473
Northrop Grumman Corp 4.75% 6/1/2043	1,713,000	1,544,011
Northrop Grumman Corp 5.2% 6/1/2054	3,700,000	3,404,287
RTX Corp 1.9% 9/1/2031	6,600,000	5,719,586
RTX Corp 2.82% 9/1/2051	1,000,000	608,584
RTX Corp 3.75% 11/1/2046	186,000	141,151
RTX Corp 4.05% 5/4/2047	1,448,000	1,148,882
RTX Corp 4.15% 5/15/2045	3,500,000	2,861,346
RTX Corp 4.35% 4/15/2047	1,176,000	976,986
RTX Corp 4.45% 11/16/2038	3,300,000	3,053,266
RTX Corp 4.5% 6/1/2042	1,315,000	1,158,963
RTX Corp 4.625% 11/16/2048	1,247,000	1,070,622
RTX Corp 4.875% 10/15/2040	178,000	168,806
RTX Corp 5.15% 2/27/2033	5,600,000	5,751,984
RTX Corp 5.375% 2/27/2053 (d)	1,400,000	1,323,891
RTX Corp 5.4% 5/1/2035	1,060,000	1,097,242
RTX Corp 5.7% 4/15/2040	1,356,000	1,410,053
RTX Corp 6.1% 3/15/2034	5,300,000	5,753,656
		161,210,853
Air Freight & Logistics - 0.1%
FedEx Corp 3.25% 5/15/2041	3,300,000	2,369,446
FedEx Corp 4.25% 5/15/2030	1,866,000	1,870,685
FedEx Corp 4.4% 1/15/2047	1,425,000	1,119,899
FedEx Corp 4.55% 4/1/2046	267,000	210,327
FedEx Corp 4.95% 10/17/2048	2,731,000	2,301,892
FedEx Corp 5.25% 5/15/2050	2,143,000	1,885,254
United Parcel Service Inc 2.4% 11/15/2026	1,336,000	1,310,787
United Parcel Service Inc 3.4% 11/15/2046	473,000	340,686
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	857,648
United Parcel Service Inc 3.75% 11/15/2047	1,102,000	832,081
United Parcel Service Inc 4.45% 4/1/2030	1,840,000	1,872,513
United Parcel Service Inc 4.875% 3/3/2033 (d)	7,200,000	7,355,374
United Parcel Service Inc 5.25% 5/14/2035	1,000,000	1,025,043
United Parcel Service Inc 5.5% 5/22/2054	4,300,000	4,125,574
United Parcel Service Inc 5.95% 5/14/2055	1,000,000	1,011,579
United Parcel Service Inc 6.05% 5/14/2065	2,100,000	2,123,854
United Parcel Service Inc 6.2% 1/15/2038	1,645,000	1,791,215
		32,403,857
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	2,000,000	1,956,836
Carrier Global Corp 2.722% 2/15/2030	3,000,000	2,818,379
Carrier Global Corp 3.377% 4/5/2040 (d)	2,702,000	2,159,335
Carrier Global Corp 3.577% 4/5/2050	2,550,000	1,860,278
Carrier Global Corp 5.9% 3/15/2034	1,620,000	1,726,933
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	6,320,000	5,598,168
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	1,000,000	865,181
Masco Corp 2% 2/15/2031	2,500,000	2,186,870
Masco Corp 3.125% 2/15/2051	1,200,000	737,991
Owens Corning 4.3% 7/15/2047	1,600,000	1,298,271
Owens Corning 5.7% 6/15/2034	1,200,000	1,255,002
Owens Corning 5.95% 6/15/2054	1,000,000	999,599
		23,462,843
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	2,300,000	1,955,007
Republic Services Inc 2.9% 7/1/2026 (d)	7,752,000	7,678,335
Republic Services Inc 3.95% 5/15/2028 (d)	1,872,000	1,871,354
Republic Services Inc 5% 12/15/2033	2,100,000	2,149,653
Republic Services Inc 5.2% 11/15/2034	2,500,000	2,565,181
Veralto Corp 5.35% 9/18/2028 (d)	1,700,000	1,755,493
Veralto Corp 5.45% 9/18/2033	600,000	619,762
Waste Connections Inc 3.05% 4/1/2050	2,700,000	1,761,853
Waste Management Inc 2.5% 11/15/2050	3,280,000	1,924,417
Waste Management Inc 4.15% 4/15/2032 (d)	3,700,000	3,639,778
Waste Management Inc 4.15% 7/15/2049	462,000	375,909
Waste Management Inc 4.65% 3/15/2030	1,530,000	1,560,301
Waste Management Inc 4.95% 3/15/2035 (d)	1,430,000	1,437,151
Waste Management Inc 5.35% 10/15/2054	1,430,000	1,369,932
		30,664,126
Electrical Equipment - 0.0%
Emerson Electric Co 2.75% 10/15/2050	2,800,000	1,755,860
Hubbell Inc 3.15% 8/15/2027	2,200,000	2,156,101
Regal Rexnord Corp 6.4% 4/15/2033 (d)	2,700,000	2,872,489
		6,784,450
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	2,100,000	1,370,814
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	36,000	35,575
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	827,000	652,397
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	3,755,000	3,001,310
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	508,000	415,215
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	303,000	252,009
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	802,000	698,659
Burlington Northern Santa Fe LLC 4.45% 1/15/2053	2,000,000	1,660,692
Burlington Northern Santa Fe LLC 4.55% 9/1/2044	535,000	471,705
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	418,000	375,682
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	713,000	664,991
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	2,203,000	2,114,164
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	1,000,000	932,996
Burlington Northern Santa Fe LLC 5.5% 3/15/2055 (d)	2,100,000	2,039,984
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	1,100,000	1,149,453
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,400,000	2,637,460
CSX Corp 2.5% 5/15/2051	85,000	48,717
CSX Corp 3.25% 6/1/2027	91,000	89,770
CSX Corp 3.35% 11/1/2025	4,900,000	4,890,122
CSX Corp 3.8% 11/1/2046	1,019,000	786,929
CSX Corp 3.95% 5/1/2050	637,000	490,088
CSX Corp 4.1% 11/15/2032	5,000,000	4,865,580
CSX Corp 4.1% 3/15/2044	1,207,000	994,876
CSX Corp 4.25% 3/15/2029	3,300,000	3,312,847
CSX Corp 4.3% 3/1/2048	1,600,000	1,319,565
CSX Corp 4.5% 11/15/2052 (d)	2,000,000	1,669,395
CSX Corp 4.5% 3/15/2049	2,229,000	1,874,989
CSX Corp 4.75% 11/15/2048	1,032,000	908,450
Norfolk Southern Corp 2.3% 5/15/2031	1,000,000	899,549
Norfolk Southern Corp 3.8% 8/1/2028	1,740,000	1,731,624
Norfolk Southern Corp 3.95% 10/1/2042	339,000	277,575
Norfolk Southern Corp 4.05% 8/15/2052	1,234,000	950,773
Norfolk Southern Corp 4.1% 5/15/2121	1,300,000	895,748
Norfolk Southern Corp 4.15% 2/28/2048	4,436,000	3,575,604
Norfolk Southern Corp 4.65% 1/15/2046	582,000	510,554
Norfolk Southern Corp 5.35% 8/1/2054 (d)	3,700,000	3,521,430
Ryder System Inc 5% 3/15/2030 (d)	3,900,000	3,989,720
Uber Technologies Inc 4.3% 1/15/2030	1,250,000	1,253,415
Uber Technologies Inc 4.8% 9/15/2034 (d)	1,250,000	1,235,707
Uber Technologies Inc 5.35% 9/15/2054	1,250,000	1,173,678
Union Pacific Corp 2.15% 2/5/2027	1,800,000	1,754,477
Union Pacific Corp 2.891% 4/6/2036	7,001,000	5,813,726
Union Pacific Corp 2.973% 9/16/2062	1,700,000	986,310
Union Pacific Corp 3% 4/15/2027	891,000	876,510
Union Pacific Corp 3.25% 2/5/2050	2,100,000	1,429,153
Union Pacific Corp 3.6% 9/15/2037 (d)	588,000	511,356
Union Pacific Corp 3.75% 2/5/2070	1,400,000	935,904
Union Pacific Corp 3.799% 10/1/2051	499,000	371,602
Union Pacific Corp 3.799% 4/6/2071	4,483,000	3,030,117
Union Pacific Corp 3.839% 3/20/2060	2,844,000	2,031,359
Union Pacific Corp 4.95% 5/15/2053	2,500,000	2,247,289
Union Pacific Corp 5.1% 2/20/2035	1,120,000	1,139,462
Union Pacific Corp 5.6% 12/1/2054	1,120,000	1,104,239
Union Pacific Corp 6.625% 2/1/2029	3,500,000	3,780,829
		85,752,144
Industrial Conglomerates - 0.1%
3M Co 2.875% 10/15/2027	12,000	11,722
3M Co 3.05% 4/15/2030	8,000,000	7,604,656
3M Co 3.125% 9/19/2046	492,000	336,333
3M Co 3.25% 8/26/2049	108,000	73,040
3M Co 4% 9/14/2048	2,000,000	1,574,499
3M Co 5.15% 3/15/2035 (d)	4,100,000	4,165,298
Honeywell International Inc 1.95% 6/1/2030	100,000	90,419
Honeywell International Inc 2.5% 11/1/2026	1,276,000	1,253,405
Honeywell International Inc 2.7% 8/15/2029	3,500,000	3,328,363
Honeywell International Inc 2.8% 6/1/2050	2,800,000	1,751,013
Honeywell International Inc 3.812% 11/21/2047	249,000	189,810
Honeywell International Inc 4.25% 1/15/2029	4,300,000	4,327,481
Honeywell International Inc 4.7% 2/1/2030	1,880,000	1,915,767
Honeywell International Inc 4.875% 9/1/2029	1,600,000	1,647,907
Honeywell International Inc 4.95% 9/1/2031	1,800,000	1,855,921
Honeywell International Inc 5% 2/15/2033	2,000,000	2,039,867
Honeywell International Inc 5% 3/1/2035	2,780,000	2,798,788
Honeywell International Inc 5.25% 3/1/2054	1,830,000	1,701,839
Trane Technologies Financing Ltd 3.8% 3/21/2029	2,557,000	2,532,516
Trane Technologies Financing Ltd 4.65% 11/1/2044	1,069,000	947,812
		40,146,456
Machinery - 0.3%
Caterpillar Financial Services Corp 1.7% 1/8/2027	5,500,000	5,340,719
Caterpillar Financial Services Corp 2.4% 8/9/2026	508,000	500,426
Caterpillar Financial Services Corp 3.6% 8/12/2027 (d)	2,000,000	1,988,438
Caterpillar Financial Services Corp 4.1% 8/15/2028	10,000,000	10,033,749
Caterpillar Inc 2.6% 4/9/2030 (d)	10,300,000	9,677,651
Caterpillar Inc 3.25% 9/19/2049	1,973,000	1,379,344
Caterpillar Inc 3.803% 8/15/2042	445,000	366,536
Caterpillar Inc 5.2% 5/15/2035	5,000,000	5,123,159
Caterpillar Inc 5.3% 9/15/2035	1,247,000	1,289,055
Cummins Inc 1.5% 9/1/2030	3,890,000	3,430,309
Cummins Inc 4.7% 2/15/2031	2,500,000	2,539,928
Cummins Inc 5.45% 2/20/2054 (d)	1,500,000	1,452,845
Deere & Co 2.875% 9/7/2049	2,470,000	1,617,606
Deere & Co 3.75% 4/15/2050	2,900,000	2,223,033
Deere & Co 5.375% 10/16/2029	1,278,000	1,342,783
Eaton Corp 4% 11/2/2032	4,139,000	4,018,665
Eaton Corp 4.15% 11/2/2042	339,000	290,665
Eaton Corp 4.15% 3/15/2033 (d)	2,000,000	1,953,355
Illinois Tool Works Inc 3.9% 9/1/2042 (d)	2,300,000	1,909,350
Ingersoll Rand Inc 5.176% 6/15/2029	3,000,000	3,098,762
Ingersoll Rand Inc 5.45% 6/15/2034	1,300,000	1,344,906
Ingersoll Rand Inc 5.7% 8/14/2033	1,400,000	1,475,458
Otis Worldwide Corp 2.293% 4/5/2027	1,400,000	1,362,947
Otis Worldwide Corp 2.565% 2/15/2030	3,000,000	2,796,440
Otis Worldwide Corp 3.362% 2/15/2050	400,000	277,224
Otis Worldwide Corp 5.25% 8/16/2028	1,900,000	1,959,018
Parker-Hannifin Corp 3.25% 3/1/2027	1,007,000	995,324
Parker-Hannifin Corp 4% 6/14/2049	900,000	709,031
Parker-Hannifin Corp 4.1% 3/1/2047	1,009,000	817,904
Parker-Hannifin Corp 4.25% 9/15/2027	5,100,000	5,117,963
Parker-Hannifin Corp 4.5% 9/15/2029 (d)	2,200,000	2,230,371
Stanley Black & Decker Inc 2.3% 3/15/2030 (d)	6,550,000	5,966,224
Stanley Black & Decker Inc 5.2% 9/1/2040	500,000	477,356
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	2,600,000	2,574,708
Westinghouse Air Brake Technologies Corp 4.9% 5/29/2030	3,000,000	3,066,772
		90,748,024
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	843,730	815,216
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	2,349,565	2,113,065
Southwest Airlines Co 2.625% 2/10/2030	1,000,000	919,592
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	70,603	68,895
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	973,716	939,503
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	1,010,700	1,010,306
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	2,145,833	2,206,606
		8,073,183
Professional Services - 0.0%
Paychex Inc 5.35% 4/15/2032 (d)	3,300,000	3,413,660
Paychex Inc 5.6% 4/15/2035	1,156,000	1,196,481
Verisk Analytics Inc 4.5% 8/15/2030	1,770,000	1,777,124
Verisk Analytics Inc 5.125% 2/15/2036	1,770,000	1,758,363
Verisk Analytics Inc 5.25% 3/15/2035	2,500,000	2,521,236
		10,666,864
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2032 (d)	1,700,000	1,522,737
Air Lease Corp 3.125% 12/1/2030	1,120,000	1,045,527
Air Lease Corp 3.625% 12/1/2027	4,145,000	4,098,312
Air Lease Corp 3.75% 6/1/2026 (d)	3,707,000	3,686,308
Air Lease Corp 5.2% 7/15/2031	2,500,000	2,573,062
GATX Corp 6.05% 6/5/2054	1,000,000	999,528
GATX Corp 6.9% 5/1/2034	3,400,000	3,791,469
WW Grainger Inc 4.45% 9/15/2034	3,000,000	2,934,884
		20,651,827
TOTAL INDUSTRIALS		510,564,627

Information Technology - 1.8%
Communications Equipment - 0.1%
Cisco Systems Inc 2.5% 9/20/2026	91,000	89,637
Cisco Systems Inc 4.75% 2/24/2030 (d)	2,500,000	2,568,760
Cisco Systems Inc 4.8% 2/26/2027 (d)	5,500,000	5,568,865
Cisco Systems Inc 4.85% 2/26/2029	2,500,000	2,567,753
Cisco Systems Inc 5.05% 2/26/2034 (d)	2,500,000	2,569,762
Cisco Systems Inc 5.1% 2/24/2035 (d)	2,180,000	2,230,869
Cisco Systems Inc 5.3% 2/26/2054	2,900,000	2,788,900
Cisco Systems Inc 5.5% 2/24/2055	1,090,000	1,075,816
Cisco Systems Inc 5.9% 2/15/2039	4,673,000	5,031,366
Motorola Solutions Inc 4.6% 5/23/2029 (d)	3,900,000	3,942,548
Motorola Solutions Inc 5.2% 8/15/2032	1,800,000	1,845,236
Motorola Solutions Inc 5.5% 9/1/2044 (d)	1,400,000	1,363,090
		31,642,602
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.8% 2/15/2030 (d)	2,300,000	2,175,483
Amphenol Corp 5.25% 4/5/2034	1,700,000	1,756,816
Amphenol Corp 5.375% 11/15/2054 (d)	882,000	856,238
Corning Inc 3.9% 11/15/2049	3,700,000	2,814,156
Corning Inc 4.75% 3/15/2042	891,000	807,422
Corning Inc 5.35% 11/15/2048	1,000,000	944,708
Dell International LLC / EMC Corp 5.3% 10/1/2029	6,046,000	6,259,512
Dell International LLC / EMC Corp 5.5% 4/1/2035 (d)	3,780,000	3,850,663
Dell International LLC / EMC Corp 8.1% 7/15/2036	3,200,000	3,875,073
Dell International LLC / EMC Corp 8.35% 7/15/2046	1,049,000	1,334,040
Vontier Corp 1.8% 4/1/2026 (d)	1,300,000	1,279,161
Vontier Corp 2.4% 4/1/2028	1,300,000	1,235,575
		27,188,847
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	5,500,000	5,380,731
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	800,000	744,685
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,120,000	1,133,709
IBM Corporation 1.95% 5/15/2030	2,400,000	2,168,002
IBM Corporation 2.95% 5/15/2050	1,500,000	948,126
IBM Corporation 3.5% 5/15/2029	111,000	108,822
IBM Corporation 4% 6/20/2042 (d)	5,900,000	4,883,787
IBM Corporation 4.15% 5/15/2039	353,000	311,254
IBM Corporation 4.15% 7/27/2027	7,000,000	7,021,200
IBM Corporation 4.25% 5/15/2049	8,481,000	6,795,209
IBM Corporation 4.7% 2/19/2046	882,000	776,442
IBM Corporation 4.8% 2/10/2030 (d)	3,920,000	4,017,060
IBM Corporation 4.9% 7/27/2052 (d)	1,000,000	880,170
IBM Corporation 5.2% 2/10/2035 (d)	3,920,000	3,982,712
		39,151,909
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052 (d)	600,000	504,552
Analog Devices Inc 2.8% 10/1/2041 (d)	3,500,000	2,538,448
Analog Devices Inc 3.5% 12/5/2026 (d)	1,500,000	1,490,996
Analog Devices Inc 4.5% 6/15/2030	4,000,000	4,053,909
Applied Materials Inc 2.75% 6/1/2050	1,200,000	749,582
Applied Materials Inc 4.35% 4/1/2047	2,303,000	1,962,941
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	4,847,000	4,782,210
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	3,047,000	3,034,177
Broadcom Inc 2.45% 2/15/2031 (e)	3,200,000	2,893,212
Broadcom Inc 2.6% 2/15/2033 (e)	3,600,000	3,111,449
Broadcom Inc 3.137% 11/15/2035 (e)	1,000,000	846,112
Broadcom Inc 3.15% 11/15/2025 (d)	4,600,000	4,588,406
Broadcom Inc 3.419% 4/15/2033 (e)	2,500,000	2,278,262
Broadcom Inc 3.459% 9/15/2026	3,250,000	3,227,000
Broadcom Inc 3.469% 4/15/2034 (e)	3,397,000	3,046,914
Broadcom Inc 3.5% 2/15/2041 (e)	2,900,000	2,298,663
Broadcom Inc 3.75% 2/15/2051 (e)	5,800,000	4,331,275
Broadcom Inc 4.3% 11/15/2032	1,700,000	1,656,889
Broadcom Inc 4.55% 2/15/2032	4,880,000	4,857,170
Broadcom Inc 4.6% 7/15/2030	8,200,000	8,278,893
Broadcom Inc 4.75% 4/15/2029	3,167,000	3,225,705
Broadcom Inc 4.8% 10/15/2034	4,880,000	4,826,469
Broadcom Inc 4.926% 5/15/2037 (e)	1,600,000	1,556,177
Broadcom Inc 5% 4/15/2030 (d)	4,750,000	4,886,340
Broadcom Inc 5.15% 11/15/2031	3,330,000	3,443,245
Intel Corp 3.05% 8/12/2051	1,100,000	650,418
Intel Corp 3.15% 5/11/2027	4,300,000	4,216,891
Intel Corp 3.25% 11/15/2049	2,050,000	1,280,191
Intel Corp 3.734% 12/8/2047	583,000	405,661
Intel Corp 3.75% 8/5/2027	1,400,000	1,385,263
Intel Corp 3.9% 3/25/2030	4,700,000	4,579,452
Intel Corp 4.1% 5/11/2047	428,000	315,222
Intel Corp 4.1% 5/19/2046	1,247,000	933,903
Intel Corp 4.6% 3/25/2040	1,869,000	1,644,518
Intel Corp 4.75% 3/25/2050	8,091,000	6,478,850
Intel Corp 4.875% 2/10/2028	3,000,000	3,039,481
Intel Corp 4.95% 3/25/2060 (d)	1,000,000	800,074
Intel Corp 5.05% 8/5/2062 (d)	2,500,000	2,006,539
Intel Corp 5.2% 2/10/2033 (d)	12,260,000	12,347,473
Intel Corp 5.6% 2/21/2054 (d)	1,000,000	909,446
Intel Corp 5.7% 2/10/2053	2,210,000	2,032,292
KLA Corp 4.65% 7/15/2032 (d)	3,900,000	3,935,403
KLA Corp 4.7% 2/1/2034 (d)	2,000,000	1,994,018
KLA Corp 5.25% 7/15/2062 (d)	1,300,000	1,208,229
Lam Research Corp 2.875% 6/15/2050	2,800,000	1,782,094
Marvell Technology Inc 2.45% 4/15/2028	2,600,000	2,489,173
Marvell Technology Inc 5.45% 7/15/2035	600,000	610,200
Marvell Technology Inc 5.95% 9/15/2033 (d)	1,000,000	1,058,791
Micron Technology Inc 3.477% 11/1/2051	1,500,000	1,021,575
Micron Technology Inc 4.663% 2/15/2030	3,400,000	3,420,716
Micron Technology Inc 5.327% 2/6/2029 (d)	2,750,000	2,827,398
Micron Technology Inc 5.375% 4/15/2028	2,800,000	2,886,841
Micron Technology Inc 5.65% 11/1/2032	1,300,000	1,359,316
Micron Technology Inc 5.8% 1/15/2035	1,370,000	1,416,187
Micron Technology Inc 5.875% 9/15/2033 (d)	1,400,000	1,472,165
Micron Technology Inc 6.75% 11/1/2029 (d)	800,000	868,526
NVIDIA Corp 2% 6/15/2031	1,200,000	1,073,771
NVIDIA Corp 2.85% 4/1/2030	88,000	84,104
NVIDIA Corp 3.5% 4/1/2040 (d)	1,000,000	846,465
NVIDIA Corp 3.5% 4/1/2050 (d)	3,900,000	2,903,006
QUALCOMM Inc 1.65% 5/20/2032	4,500,000	3,784,821
QUALCOMM Inc 2.15% 5/20/2030 (d)	1,100,000	1,009,640
QUALCOMM Inc 3.25% 5/20/2027	20,000	19,799
QUALCOMM Inc 4.3% 5/20/2047	1,800,000	1,500,330
QUALCOMM Inc 4.5% 5/20/2030	3,340,000	3,395,832
QUALCOMM Inc 4.65% 5/20/2035 (d)	1,200,000	1,194,852
QUALCOMM Inc 4.8% 5/20/2045	2,790,000	2,547,526
QUALCOMM Inc 5% 5/20/2035	3,340,000	3,373,706
QUALCOMM Inc 5.4% 5/20/2033	2,200,000	2,322,941
Texas Instruments Inc 2.9% 11/3/2027	2,000,000	1,959,629
Texas Instruments Inc 4.15% 5/15/2048	1,613,000	1,321,589
Texas Instruments Inc 4.5% 5/23/2030	4,100,000	4,164,246
Texas Instruments Inc 4.6% 2/15/2028 (d)	5,000,000	5,084,950
Texas Instruments Inc 5% 3/14/2053	1,300,000	1,189,055
Texas Instruments Inc 5.05% 5/18/2063	1,400,000	1,257,463
Texas Instruments Inc 5.1% 5/23/2035 (d)	4,100,000	4,192,683
		193,071,710
Software - 0.5%
AppLovin Corp 5.125% 12/1/2029 (d)	1,650,000	1,687,490
AppLovin Corp 5.5% 12/1/2034	3,350,000	3,419,368
Cadence Design Systems Inc 4.3% 9/10/2029 (d)	1,930,000	1,943,983
Cadence Design Systems Inc 4.7% 9/10/2034 (d)	950,000	940,514
Microsoft Corp 1.35% 9/15/2030	6,000,000	5,310,407
Microsoft Corp 2.5% 9/15/2050	1,800,000	1,095,105
Microsoft Corp 2.525% 6/1/2050	4,290,000	2,622,581
Microsoft Corp 2.675% 6/1/2060	1,815,000	1,051,456
Microsoft Corp 2.921% 3/17/2052	15,678,000	10,259,174
Microsoft Corp 3.041% 3/17/2062	736,000	464,098
Microsoft Corp 3.3% 2/6/2027	2,000,000	1,985,483
Microsoft Corp 3.45% 8/8/2036	518,000	467,398
Microsoft Corp 3.5% 11/15/2042	1,000,000	810,313
Microsoft Corp 4.1% 2/6/2037	2,900,000	2,793,984
Microsoft Corp 4.2% 11/3/2035 (d)	3,800,000	3,765,598
Oracle Corp 2.65% 7/15/2026	1,604,000	1,581,633
Oracle Corp 2.8% 4/1/2027	17,700,000	17,329,515
Oracle Corp 2.875% 3/25/2031	5,200,000	4,767,621
Oracle Corp 3.6% 4/1/2050	500,000	341,939
Oracle Corp 3.65% 3/25/2041	4,000,000	3,130,079
Oracle Corp 3.85% 4/1/2060	3,600,000	2,404,171
Oracle Corp 3.85% 7/15/2036	3,105,000	2,728,223
Oracle Corp 3.9% 5/15/2035	8,200,000	7,394,430
Oracle Corp 3.95% 3/25/2051	5,200,000	3,751,954
Oracle Corp 4% 11/15/2047	4,491,000	3,393,286
Oracle Corp 4% 7/15/2046	1,746,000	1,331,275
Oracle Corp 4.1% 3/25/2061	1,520,000	1,065,470
Oracle Corp 4.125% 5/15/2045	535,000	420,463
Oracle Corp 4.2% 9/27/2029	4,000,000	3,989,569
Oracle Corp 4.3% 7/8/2034 (d)	1,691,000	1,606,274
Oracle Corp 4.375% 5/15/2055	2,781,000	2,116,519
Oracle Corp 4.65% 5/6/2030	3,000,000	3,042,799
Oracle Corp 5.375% 7/15/2040	10,698,000	10,353,230
Oracle Corp 5.375% 9/27/2054	4,500,000	4,008,343
Oracle Corp 5.5% 9/27/2064	1,800,000	1,596,316
Oracle Corp 6% 8/3/2055	2,530,000	2,471,503
Oracle Corp 6.25% 11/9/2032 (d)	4,100,000	4,430,063
Oracle Corp 6.9% 11/9/2052	1,500,000	1,624,017
Roper Technologies Inc 1% 9/15/2025	1,810,000	1,807,595
Roper Technologies Inc 1.4% 9/15/2027	144,000	136,459
Roper Technologies Inc 1.75% 2/15/2031	1,860,000	1,612,786
Roper Technologies Inc 2% 6/30/2030	3,360,000	3,016,831
Roper Technologies Inc 3.8% 12/15/2026	1,515,000	1,505,619
Roper Technologies Inc 4.9% 10/15/2034 (d)	2,420,000	2,395,322
Roper Technologies Inc 5.1% 9/15/2035	1,000,000	997,569
Salesforce Inc 2.7% 7/15/2041	2,100,000	1,509,821
Salesforce Inc 2.9% 7/15/2051	4,300,000	2,730,693
Synopsys Inc 4.65% 4/1/2028	6,300,000	6,385,176
Synopsys Inc 4.85% 4/1/2030	1,670,000	1,703,480
Synopsys Inc 5% 4/1/2032	3,200,000	3,264,575
Synopsys Inc 5.15% 4/1/2035	1,700,000	1,714,752
Synopsys Inc 5.7% 4/1/2055	2,700,000	2,650,942
VMware LLC 1.4% 8/15/2026	8,200,000	7,972,850
VMware LLC 4.65% 5/15/2027 (d)	2,400,000	2,415,304
		165,315,418
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.25% 8/20/2030	8,300,000	7,285,009
Apple Inc 1.7% 8/5/2031 (d)	2,700,000	2,372,608
Apple Inc 2.2% 9/11/2029	6,000,000	5,619,807
Apple Inc 2.375% 2/8/2041 (d)	5,500,000	3,851,250
Apple Inc 2.4% 8/20/2050	1,000,000	586,582
Apple Inc 2.45% 8/4/2026	3,672,000	3,620,985
Apple Inc 2.55% 8/20/2060	3,400,000	1,927,566
Apple Inc 2.85% 8/5/2061	8,100,000	4,773,906
Apple Inc 2.9% 9/12/2027	2,004,000	1,972,160
Apple Inc 2.95% 9/11/2049	2,630,000	1,746,311
Apple Inc 3% 11/13/2027 (d)	1,782,000	1,756,909
Apple Inc 3.2% 5/11/2027	8,593,000	8,504,928
Apple Inc 3.75% 11/13/2047	1,243,000	979,833
Apple Inc 3.85% 5/4/2043	4,217,000	3,524,281
Apple Inc 3.85% 8/4/2046	2,500,000	2,020,734
Apple Inc 4.1% 8/8/2062	1,600,000	1,253,409
Apple Inc 4.25% 2/9/2047 (d)	445,000	381,170
Apple Inc 4.3% 5/10/2033	400,000	403,053
Apple Inc 4.375% 5/13/2045	836,000	738,248
Apple Inc 4.5% 2/23/2036 (d)	1,651,000	1,657,402
Apple Inc 4.65% 2/23/2046	10,307,000	9,427,816
Hewlett Packard Enterprise Co 4.55% 10/15/2029 (d)	8,870,000	8,923,613
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (c)	1,737,000	1,737,089
Hewlett Packard Enterprise Co 5% 10/15/2034	2,070,000	2,035,112
Hewlett Packard Enterprise Co 5.6% 10/15/2054	1,030,000	951,180
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (c)	776,000	830,891
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (c)	1,669,000	1,719,674
HP Inc 3.4% 6/17/2030	5,820,000	5,537,124
HP Inc 5.5% 1/15/2033	1,800,000	1,849,121
HP Inc 6% 9/15/2041 (d)	1,367,000	1,389,712
		89,377,483
TOTAL INFORMATION TECHNOLOGY		545,747,969

Materials - 0.4%
Chemicals - 0.4%
Air Products and Chemicals Inc 1.5% 10/15/2025	1,500,000	1,494,826
Air Products and Chemicals Inc 2.7% 5/15/2040	1,561,000	1,140,773
Air Products and Chemicals Inc 4.3% 6/11/2028	3,250,000	3,278,507
Air Products and Chemicals Inc 4.6% 2/8/2029	6,500,000	6,620,395
Air Products and Chemicals Inc 4.9% 10/11/2032	2,950,000	3,010,175
Albemarle Corp 5.65% 6/1/2052 (d)	1,100,000	940,641
CF Industries Inc 5.375% 3/15/2044 (d)	2,000,000	1,868,989
Dow Chemical Co/The 2.1% 11/15/2030 (d)	4,695,000	4,146,213
Dow Chemical Co/The 3.6% 11/15/2050	283,000	186,613
Dow Chemical Co/The 4.25% 10/1/2034	1,300,000	1,187,237
Dow Chemical Co/The 4.375% 11/15/2042	869,000	697,348
Dow Chemical Co/The 4.8% 11/30/2028 (d)	5,624,000	5,701,040
Dow Chemical Co/The 4.8% 5/15/2049	1,277,000	1,015,210
Dow Chemical Co/The 5.6% 2/15/2054 (d)	1,200,000	1,067,353
Dow Chemical Co/The 6.9% 5/15/2053 (d)	1,800,000	1,890,199
Dow Chemical Co/The 9.4% 5/15/2039	535,000	690,622
DuPont de Nemours Inc 4.725% 11/15/2028	1,056,000	1,077,039
DuPont de Nemours Inc 5.319% 11/15/2038	2,238,000	2,334,520
DuPont de Nemours Inc 5.419% 11/15/2048	2,200,000	2,213,333
Eastman Chemical Co 4.5% 12/1/2028 (d)	2,700,000	2,714,094
Eastman Chemical Co 4.65% 10/15/2044	535,000	446,266
Eastman Chemical Co 5% 8/1/2029	1,000,000	1,018,816
Eastman Chemical Co 5.625% 2/20/2034 (d)	1,200,000	1,219,555
Eastman Chemical Co 5.75% 3/8/2033 (d)	600,000	623,902
Ecolab Inc 2.7% 11/1/2026	1,176,000	1,157,588
Ecolab Inc 2.7% 12/15/2051	2,800,000	1,705,762
Ecolab Inc 2.75% 8/18/2055	73,000	43,360
Ecolab Inc 3.95% 12/1/2047	593,000	473,748
Ecolab Inc 4.8% 3/24/2030	1,745,000	1,794,792
Ecolab Inc 5% 9/1/2035	1,630,000	1,641,257
Huntsman Intl LLC 4.5% 5/1/2029 (d)	2,700,000	2,597,706
International Flavors & Fragrances Inc 5% 9/26/2048	1,500,000	1,289,879
Linde Inc/CT 3.2% 1/30/2026	1,130,000	1,124,964
Linde Inc/CT 3.55% 11/7/2042	856,000	679,167
LYB International Finance BV 4.875% 3/15/2044	1,743,000	1,468,879
LYB International Finance II BV 3.5% 3/2/2027	4,361,000	4,306,352
LYB International Finance III LLC 3.375% 10/1/2040 (d)	2,400,000	1,760,317
LYB International Finance III LLC 4.2% 10/15/2049	2,700,000	1,943,235
LyondellBasell Industries NV 4.625% 2/26/2055	2,067,000	1,588,986
Mosaic Co/The 4.05% 11/15/2027	2,727,000	2,713,037
Mosaic Co/The 5.45% 11/15/2033 (d)	500,000	513,109
Mosaic Co/The 5.625% 11/15/2043	668,000	640,823
PPG Industries Inc 1.2% 3/15/2026 (d)	3,600,000	3,539,396
RPM International Inc 4.55% 3/1/2029	3,000,000	3,015,218
Sherwin-Williams Co/The 2.95% 8/15/2029	5,000,000	4,753,960
Sherwin-Williams Co/The 3.45% 6/1/2027	6,613,000	6,535,122
Sherwin-Williams Co/The 4.5% 6/1/2047	1,520,000	1,280,847
Sherwin-Williams Co/The 4.8% 9/1/2031	1,600,000	1,633,548
Westlake Corp 3.375% 6/15/2030	1,600,000	1,527,102
Westlake Corp 3.375% 8/15/2061	1,200,000	711,230
Westlake Corp 3.6% 8/15/2026	10,080,000	10,007,367
Westlake Corp 5% 8/15/2046	356,000	310,019
		107,340,436
Construction Materials - 0.0%
Amrize Finance US LLC 5.4% 4/7/2035 (e)	1,100,000	1,116,100
CRH America Finance Inc 5.4% 5/21/2034	2,000,000	2,053,702
CRH America Finance Inc 5.5% 1/9/2035 (d)	3,000,000	3,094,859
Martin Marietta Materials Inc 3.2% 7/15/2051	1,000,000	662,741
Martin Marietta Materials Inc 4.25% 12/15/2047	1,400,000	1,136,396
Martin Marietta Materials Inc 5.15% 12/1/2034	700,000	704,118
Martin Marietta Materials Inc 5.5% 12/1/2054	700,000	671,651
Vulcan Materials Co 5.35% 12/1/2034	3,110,000	3,185,568
		12,625,135
Containers & Packaging - 0.0%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (d)	1,190,000	1,216,622
Amcor Group Finance PLC 5.45% 5/23/2029	5,000,000	5,177,762
Avery Dennison Corp 4.875% 12/6/2028 (d)	3,100,000	3,157,259
International Paper Co 4.4% 8/15/2047	854,000	694,257
International Paper Co 5% 9/15/2035	2,600,000	2,583,046
International Paper Co 5.15% 5/15/2046	2,281,000	2,052,540
Packaging Corp of America 5.2% 8/15/2035	2,300,000	2,313,210
Sonoco Products Co 5% 9/1/2034 (d)	2,800,000	2,740,300
WRKCo Inc 3% 6/15/2033 (d)	2,820,000	2,483,271
		22,418,267
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	5,673,000	5,673,000
Freeport-McMoRan Inc 4.625% 8/1/2030	2,300,000	2,305,067
Freeport-McMoRan Inc 5.4% 11/14/2034 (d)	1,500,000	1,527,773
Freeport-McMoRan Inc 5.45% 3/15/2043 (d)	1,400,000	1,325,274
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030 (d)	867,000	829,906
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034	1,300,000	1,340,375
Newmont Corp 5.45% 6/9/2044	1,141,000	1,124,066
Nucor Corp 2.979% 12/15/2055	2,013,000	1,220,039
Nucor Corp 3.125% 4/1/2032	1,000,000	914,809
Nucor Corp 4.3% 5/23/2027 (d)	1,800,000	1,804,558
		18,064,867
TOTAL MATERIALS		160,448,705

Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	2,400,000	2,460,230
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	2,600,000	2,585,105
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	3,960,000	3,972,466
Piedmont Operating Partnership LP 3.15% 8/15/2030	1,200,000	1,085,795
Store Capital LLC 2.75% 11/18/2030	1,200,000	1,082,947
VICI Properties LP 4.75% 2/15/2028	2,000,000	2,015,709
VICI Properties LP 4.95% 2/15/2030	2,145,000	2,169,044
VICI Properties LP 5.125% 5/15/2032	2,000,000	2,006,976
VICI Properties LP 5.625% 4/1/2035	1,600,000	1,618,013
VICI Properties LP 6.125% 4/1/2054	1,300,000	1,263,144
WP Carey Inc 2.45% 2/1/2032	1,200,000	1,039,903
WP Carey Inc 5.375% 6/30/2034	1,000,000	1,012,878
		22,312,210
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032 (d)	4,300,000	3,600,960
Alexandria Real Estate Equities Inc 3% 5/18/2051	2,250,000	1,374,721
Alexandria Real Estate Equities Inc 3.55% 3/15/2052	1,500,000	1,012,991
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	1,900,000	1,906,979
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	2,300,000	1,939,377
Healthpeak OP LLC 2.875% 1/15/2031	3,150,000	2,900,583
Healthpeak OP LLC 3% 1/15/2030 (d)	3,700,000	3,501,255
Healthpeak OP LLC 4.75% 1/15/2033	580,000	576,045
Omega Healthcare Investors Inc 3.375% 2/1/2031	2,200,000	2,033,929
Omega Healthcare Investors Inc 4.5% 4/1/2027 (d)	3,693,000	3,697,052
Ventas Realty LP 3.25% 10/15/2026	624,000	616,569
Ventas Realty LP 3.85% 4/1/2027	1,693,000	1,683,781
Ventas Realty LP 4% 3/1/2028	3,744,000	3,725,566
Ventas Realty LP 4.125% 1/15/2026	258,000	257,473
Ventas Realty LP 4.375% 2/1/2045	535,000	440,011
Ventas Realty LP 4.875% 4/15/2049	1,000,000	856,421
Welltower OP LLC 3.1% 1/15/2030 (d)	3,200,000	3,052,428
Welltower OP LLC 4.95% 9/1/2048 (d)	1,782,000	1,634,209
Welltower OP LLC 6.5% 3/15/2041	1,000,000	1,100,613
		35,910,963
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	1,600,000	1,701,022
Prologis LP 1.25% 10/15/2030	6,800,000	5,886,354
Prologis LP 1.75% 2/1/2031	4,700,000	4,126,897
Prologis LP 2.25% 4/15/2030	2,159,000	1,985,339
Prologis LP 3.05% 3/1/2050	700,000	454,819
Prologis LP 3.25% 10/1/2026	831,000	823,876
Prologis LP 4.875% 6/15/2028	1,000,000	1,022,742
Prologis LP 5.25% 3/15/2054	2,780,000	2,599,714
Prologis LP 5.25% 6/15/2053	1,000,000	935,102
		19,535,865
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	1,247,000	1,225,293
Boston Properties LP 2.9% 3/15/2030 (d)	396,000	367,615
Boston Properties LP 3.25% 1/30/2031 (d)	800,000	743,410
Boston Properties LP 3.4% 6/21/2029	3,600,000	3,449,796
Boston Properties LP 4.5% 12/1/2028	2,800,000	2,801,724
Boston Properties LP 5.75% 1/15/2035	1,800,000	1,824,155
COPT Defense Properties LP 2.75% 4/15/2031	1,100,000	991,506
Highwoods Realty LP 7.65% 2/1/2034	1,200,000	1,357,868
Kilroy Realty LP 3.05% 2/15/2030 (d)	3,200,000	2,942,948
Kilroy Realty LP 5.875% 10/15/2035	675,000	671,816
		16,376,131
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032 (d)	1,400,000	1,419,436
CBRE Services Inc 5.95% 8/15/2034 (d)	1,100,000	1,168,260
Digital Realty Trust LP 3.6% 7/1/2029	1,700,000	1,658,996
Digital Realty Trust LP 3.7% 8/15/2027	1,425,000	1,413,833
Essex Portfolio LP 2.65% 3/15/2032	4,300,000	3,800,513
Essex Portfolio LP 5.375% 4/1/2035	1,300,000	1,328,607
Extra Space Storage LP 3.9% 4/1/2029	6,400,000	6,299,966
Extra Space Storage LP 4.95% 1/15/2033	1,500,000	1,504,851
Extra Space Storage LP 5.35% 1/15/2035	590,000	594,390
Extra Space Storage LP 5.4% 6/15/2035	1,070,000	1,080,072
Extra Space Storage LP 5.9% 1/15/2031	1,100,000	1,167,712
Mid-America Apartments LP 1.7% 2/15/2031 (d)	2,100,000	1,828,220
Mid-America Apartments LP 3.95% 3/15/2029	1,700,000	1,689,278
Tanger Properties LP 3.875% 7/15/2027	1,105,000	1,092,869
		26,047,003
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	400,000	262,395
American Homes 4 Rent LP 4.95% 6/15/2030	1,290,000	1,315,426
American Homes 4 Rent LP 5.25% 3/15/2035 (d)	1,100,000	1,104,388
American Homes 4 Rent LP 5.5% 7/15/2034	2,100,000	2,149,409
AvalonBay Communities Inc 2.45% 1/15/2031	2,000,000	1,818,486
AvalonBay Communities Inc 2.95% 5/11/2026 (d)	4,800,000	4,759,863
AvalonBay Communities Inc 5.3% 12/7/2033	1,100,000	1,135,136
Camden Property Trust 4.9% 1/15/2034	1,800,000	1,806,011
ERP Operating LP 1.85% 8/1/2031	3,100,000	2,709,844
ERP Operating LP 3% 7/1/2029	1,900,000	1,822,423
ERP Operating LP 3.25% 8/1/2027	2,314,000	2,279,896
ERP Operating LP 4.95% 6/15/2032	2,670,000	2,726,713
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	5,100,000	4,813,362
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,100,000	2,095,359
Sun Communities Operating LP 2.3% 11/1/2028 (d)	2,300,000	2,176,418
UDR Inc 2.1% 6/15/2033	3,800,000	3,108,422
		36,083,551
Retail REITs - 0.2%
Agree LP 5.625% 6/15/2034	1,500,000	1,542,849
Brixmor Operating Partnership LP 3.9% 3/15/2027	1,005,000	999,141
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,138,000	1,115,176
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,216,000	1,205,173
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,346,000	1,342,116
Federal Realty OP LP 3.5% 6/1/2030 (d)	2,900,000	2,790,903
Kimco Realty OP LLC 1.9% 3/1/2028	3,000,000	2,848,349
Kimco Realty OP LLC 3.8% 4/1/2027	713,000	708,523
Kimco Realty OP LLC 4.125% 12/1/2046	1,782,000	1,413,069
Kimco Realty OP LLC 4.45% 9/1/2047	924,000	767,277
Kimco Realty OP LLC 5.3% 2/1/2036	1,200,000	1,212,508
Kite Realty Group LP 5.2% 8/15/2032	500,000	508,032
Kite Realty Group LP 5.5% 3/1/2034	900,000	920,533
NNN REIT Inc 3% 4/15/2052	2,400,000	1,469,790
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	1,200,000	1,171,411
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	300,000	306,181
Realty Income Corp 2.85% 12/15/2032	2,610,000	2,320,204
Realty Income Corp 3.25% 1/15/2031	5,250,000	4,963,508
Realty Income Corp 4.75% 2/15/2029 (d)	3,200,000	3,261,405
Realty Income Corp 4.85% 3/15/2030	3,900,000	4,000,013
Realty Income Corp 4.875% 6/1/2026	3,700,000	3,709,790
Realty Income Corp 4.9% 7/15/2033	800,000	803,629
Regency Centers LP 3.7% 6/15/2030	2,020,000	1,968,895
Regency Centers LP 5.1% 1/15/2035	1,520,000	1,524,995
Regency Centers LP 5.25% 1/15/2034 (d)	1,400,000	1,432,631
Simon Property Group LP 2.2% 2/1/2031	1,700,000	1,521,760
Simon Property Group LP 2.45% 9/13/2029	4,940,000	4,634,381
Simon Property Group LP 3.25% 9/13/2049	1,820,000	1,231,631
Simon Property Group LP 3.3% 1/15/2026	5,700,000	5,675,682
Simon Property Group LP 3.375% 12/1/2027	4,210,000	4,157,120
Simon Property Group LP 3.8% 7/15/2050	2,369,000	1,761,119
Simon Property Group LP 4.75% 9/26/2034	1,010,000	992,819
Simon Property Group LP 5.125% 10/1/2035	3,000,000	2,998,765
Simon Property Group LP 6.25% 1/15/2034 (d)	2,100,000	2,297,533
		69,576,911
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	900,000	898,803
American Tower Corp 2.1% 6/15/2030	1,500,000	1,349,050
American Tower Corp 3.1% 6/15/2050	1,500,000	972,407
American Tower Corp 3.55% 7/15/2027 (d)	4,824,000	4,772,092
American Tower Corp 3.6% 1/15/2028 (d)	511,000	504,126
American Tower Corp 3.8% 8/15/2029	5,241,000	5,136,253
American Tower Corp 5.4% 1/31/2035	1,660,000	1,703,762
American Tower Corp 5.55% 7/15/2033	4,500,000	4,672,492
Crown Castle Inc 2.25% 1/15/2031	3,900,000	3,453,836
Crown Castle Inc 3.65% 9/1/2027 (d)	3,123,000	3,084,477
Crown Castle Inc 3.8% 2/15/2028 (d)	3,000,000	2,960,965
Crown Castle Inc 4.3% 2/15/2029	2,100,000	2,088,391
Crown Castle Inc 4.45% 2/15/2026	2,000,000	1,995,701
Crown Castle Inc 5.1% 5/1/2033	2,800,000	2,807,249
Crown Castle Inc 5.2% 9/1/2034 (d)	3,400,000	3,396,998
CubeSmart LP 2.5% 2/15/2032	2,200,000	1,917,017
EPR Properties 4.5% 6/1/2027	2,800,000	2,791,219
Equinix Inc 1.45% 5/15/2026	4,119,000	4,033,962
Equinix Inc 2.5% 5/15/2031	3,600,000	3,228,864
Equinix Inc 3.9% 4/15/2032	2,000,000	1,904,168
Public Storage Operating Co 4.375% 7/1/2030	810,000	815,058
Public Storage Operating Co 5% 7/1/2035	1,070,000	1,067,808
Public Storage Operating Co 5.1% 8/1/2033 (d)	4,100,000	4,226,681
Weyerhaeuser Co 4% 3/9/2052 (d)	800,000	603,593
Weyerhaeuser Co 4% 4/15/2030	2,760,000	2,719,318
		63,104,290
TOTAL REAL ESTATE		288,946,924

Utilities - 2.2%
Electric Utilities - 1.7%
AEP Texas Inc 3.45% 1/15/2050	1,200,000	810,517
AEP Texas Inc 3.45% 5/15/2051	1,500,000	998,070
AEP Texas Inc 4.15% 5/1/2049	1,000,000	760,133
AEP Transmission Co LLC 2.75% 8/15/2051	3,000,000	1,838,567
AEP Transmission Co LLC 5.375% 6/15/2035	2,930,000	3,001,525
AEP Transmission Co LLC 5.4% 3/15/2053	900,000	862,162
Alabama Power Co 1.45% 9/15/2030	3,000,000	2,630,075
Alabama Power Co 3.7% 12/1/2047	1,049,000	792,675
Alabama Power Co 3.75% 3/1/2045	178,000	138,171
Alabama Power Co 3.75% 9/1/2027	2,000,000	1,993,588
Alabama Power Co 4.15% 8/15/2044	829,000	682,490
Alabama Power Co 4.3% 7/15/2048	1,048,000	868,928
Alabama Power Co 5.2% 6/1/2041 (d)	686,000	667,344
Alabama Power Co 6% 3/1/2039	1,800,000	1,929,999
American Electric Power Co Inc 3.25% 3/1/2050	2,003,000	1,307,575
American Electric Power Co Inc 4.3% 12/1/2028	3,117,000	3,132,996
American Electric Power Co Inc 6.95% 12/15/2054 (c)	1,500,000	1,594,734
Appalachian Power Co 4.45% 6/1/2045	1,069,000	875,544
Appalachian Power Co 4.5% 8/1/2032 (d)	2,000,000	1,973,972
Appalachian Power Co 5.65% 4/1/2034	1,400,000	1,449,445
Arizona Public Service Co 2.95% 9/15/2027	5,000,000	4,875,903
Arizona Public Service Co 3.35% 5/15/2050	2,900,000	1,976,252
Arizona Public Service Co 5.55% 8/1/2033 (d)	2,000,000	2,072,986
Arizona Public Service Co 5.9% 8/15/2055	1,000,000	996,219
Avangrid Inc 3.8% 6/1/2029	1,000,000	982,984
Baltimore Gas and Electric Co 2.9% 6/15/2050	2,000,000	1,257,698
Baltimore Gas and Electric Co 3.5% 8/15/2046	445,000	326,356
Baltimore Gas and Electric Co 5.3% 6/1/2034	1,600,000	1,649,228
Baltimore Gas and Electric Co 5.4% 6/1/2053	1,200,000	1,134,581
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	3,700,000	2,520,161
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	339,000	261,608
CenterPoint Energy Houston Electric LLC 4.45% 10/1/2032 (d)	2,000,000	1,976,085
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,000,000	3,071,870
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	1,700,000	1,685,608
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,009,000	1,001,965
Commonwealth Edison Co 2.75% 9/1/2051	3,000,000	1,796,221
Commonwealth Edison Co 3.2% 11/15/2049	1,500,000	1,005,752
Commonwealth Edison Co 3.65% 6/15/2046	510,000	385,985
Commonwealth Edison Co 3.7% 3/1/2045	553,000	428,243
Commonwealth Edison Co 3.75% 8/15/2047	1,096,000	826,988
Commonwealth Edison Co 4% 3/1/2048	1,217,000	960,113
Commonwealth Edison Co 4% 3/1/2049	84,000	65,036
Commonwealth Edison Co 5.3% 2/1/2053	1,400,000	1,310,789
Connecticut Light and Power Co/The 4% 4/1/2048	900,000	709,069
Connecticut Light and Power Co/The 5.25% 1/15/2053	1,400,000	1,307,561
Consolidated Edison Co of New York Inc 3.2% 12/1/2051	1,100,000	722,916
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	510,000	389,658
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	2,695,000	2,083,291
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	1,425,000	1,227,707
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	2,690,000	2,169,639
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	1,866,000	1,605,399
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,445,000	1,459,959
Consolidated Edison Co of New York Inc 5.5% 3/15/2034 (d)	5,500,000	5,740,130
Consolidated Edison Co of New York Inc 5.85% 3/15/2036	2,800,000	2,972,742
Consolidated Edison Co of New York Inc 5.9% 11/15/2053 (d)	2,300,000	2,346,647
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	1,000,000	1,045,628
Dominion Energy South Carolina Inc 5.3% 1/15/2035	1,000,000	1,024,977
Dominion Energy South Carolina Inc 6.05% 1/15/2038 (d)	2,800,000	2,984,357
DTE Electric Co 4.05% 5/15/2048	1,570,000	1,265,894
DTE Electric Co 5.4% 4/1/2053	3,700,000	3,577,179
Duke Energy Carolinas LLC 2.85% 3/15/2032	3,900,000	3,530,919
Duke Energy Carolinas LLC 2.95% 12/1/2026	1,069,000	1,056,133
Duke Energy Carolinas LLC 3.75% 6/1/2045	356,000	275,331
Duke Energy Carolinas LLC 3.875% 3/15/2046	696,000	540,160
Duke Energy Carolinas LLC 3.95% 3/15/2048	3,100,000	2,416,722
Duke Energy Carolinas LLC 4% 9/30/2042	668,000	552,294
Duke Energy Carolinas LLC 5.35% 1/15/2053	4,500,000	4,267,267
Duke Energy Carolinas LLC 6.05% 4/15/2038	111,000	119,175
Duke Energy Corp 2.45% 6/1/2030	1,300,000	1,195,083
Duke Energy Corp 2.65% 9/1/2026	2,379,000	2,343,079
Duke Energy Corp 3.3% 6/15/2041 (d)	4,630,000	3,488,633
Duke Energy Corp 3.75% 9/1/2046	1,627,000	1,212,678
Duke Energy Corp 3.95% 8/15/2047	1,420,000	1,073,508
Duke Energy Corp 4.8% 12/15/2045 (d)	2,998,000	2,584,071
Duke Energy Corp 5.45% 6/15/2034 (d)	2,280,000	2,353,716
Duke Energy Corp 6.45% 9/1/2054 (c)	1,500,000	1,553,058
Duke Energy Florida LLC 3.4% 10/1/2046	445,000	319,669
Duke Energy Florida LLC 5.875% 11/15/2033 (d)	4,000,000	4,276,946
Duke Energy Florida LLC 5.95% 11/15/2052	2,800,000	2,870,634
Duke Energy Indiana LLC 3.25% 10/1/2049	3,100,000	2,102,599
Duke Energy Indiana LLC 5.9% 5/15/2055	1,000,000	1,017,934
Duke Energy Ohio Inc 4.3% 2/1/2049	2,109,000	1,699,146
Duke Energy Progress LLC 2.9% 8/15/2051	4,000,000	2,474,435
Duke Energy Progress LLC 4.1% 3/15/2043	1,300,000	1,075,195
Duke Energy Progress LLC 4.15% 12/1/2044	321,000	264,664
Duke Energy Progress LLC 4.375% 3/30/2044	356,000	300,775
Duke Energy Progress LLC 5.35% 3/15/2053	1,000,000	942,106
Edison International 5.25% 3/15/2032 (d)	1,800,000	1,770,452
Edison International 5.75% 6/15/2027	3,541,000	3,604,923
Entergy Arkansas LLC 5.3% 9/15/2033	2,900,000	2,996,578
Entergy Arkansas LLC 5.45% 6/1/2034 (d)	1,300,000	1,348,277
Entergy Corp 0.9% 9/15/2025	3,200,000	3,195,772
Entergy Corp 2.8% 6/15/2030	1,211,000	1,127,749
Entergy Corp 2.95% 9/1/2026	837,000	825,265
Entergy Corp 3.75% 6/15/2050	3,400,000	2,420,747
Entergy Louisiana LLC 2.35% 6/15/2032	4,500,000	3,919,292
Entergy Louisiana LLC 4% 3/15/2033	2,277,000	2,159,518
Entergy Louisiana LLC 4.2% 9/1/2048	2,100,000	1,685,233
Entergy Louisiana LLC 5.7% 3/15/2054 (d)	1,200,000	1,171,972
Entergy Mississippi LLC 3.85% 6/1/2049	1,000,000	748,650
Entergy Mississippi LLC 5.8% 4/15/2055	660,000	657,058
Entergy Mississippi LLC 5.85% 6/1/2054	600,000	594,988
Entergy Tex Inc 3.55% 9/30/2049	1,300,000	918,036
Entergy Tex Inc 5.25% 4/15/2035	3,000,000	3,052,431
Evergy Kansas Central Inc 5.25% 3/15/2035	3,850,000	3,900,239
Evergy Metro Inc 5.125% 8/15/2035	800,000	799,524
Eversource Energy 2.55% 3/15/2031	6,400,000	5,768,728
Eversource Energy 3.35% 3/15/2026	1,178,000	1,170,125
Eversource Energy 3.45% 1/15/2050	1,000,000	694,805
Eversource Energy 5.45% 3/1/2028	800,000	822,787
Eversource Energy 5.95% 2/1/2029 (d)	2,700,000	2,832,386
Exelon Corp 3.4% 4/15/2026	2,000,000	1,988,167
Exelon Corp 4.45% 4/15/2046	1,100,000	914,882
Exelon Corp 5.1% 6/15/2045	196,000	179,072
Exelon Corp 5.125% 3/15/2031	970,000	1,001,429
Exelon Corp 5.3% 3/15/2033	2,000,000	2,064,405
Exelon Corp 5.6% 3/15/2053	2,800,000	2,652,525
Exelon Corp 5.625% 6/15/2035	1,400,000	1,447,948
Exelon Corp 5.875% 3/15/2055	880,000	870,145
FirstEnergy Corp 2.25% 9/1/2030	1,950,000	1,751,101
FirstEnergy Corp 4.85% 7/15/2047 (g)	1,969,000	1,692,550
Florida Power & Light Co 2.875% 12/4/2051	2,600,000	1,625,357
Florida Power & Light Co 3.125% 12/1/2025	909,000	905,985
Florida Power & Light Co 3.15% 10/1/2049	252,000	168,976
Florida Power & Light Co 3.7% 12/1/2047	1,100,000	830,342
Florida Power & Light Co 3.8% 12/15/2042	3,600,000	2,922,559
Florida Power & Light Co 4.05% 10/1/2044	3,466,000	2,848,211
Florida Power & Light Co 4.125% 6/1/2048	2,192,000	1,767,990
Florida Power & Light Co 5.05% 4/1/2028 (d)	6,500,000	6,673,781
Florida Power & Light Co 5.3% 6/15/2034	4,044,000	4,181,917
Florida Power & Light Co 5.8% 3/15/2065 (d)	1,600,000	1,619,934
Georgia Power Co 3.25% 3/30/2027	6,245,000	6,171,842
Georgia Power Co 4.3% 3/15/2042 (d)	2,000,000	1,728,876
Georgia Power Co 4.95% 5/17/2033	1,900,000	1,923,181
Georgia Power Co 5.125% 5/15/2052	1,600,000	1,487,163
Georgia Power Co 5.2% 3/15/2035	2,000,000	2,030,120
Georgia Power Co 5.25% 3/15/2034 (d)	600,000	614,994
Indiana Michigan Power Co 3.25% 5/1/2051	1,500,000	972,780
Indiana Michigan Power Co 5.625% 4/1/2053	1,100,000	1,066,683
Interstate Power and Light Co 2.3% 6/1/2030	2,510,000	2,288,885
Interstate Power and Light Co 4.95% 9/30/2034	2,900,000	2,858,127
IPALCO Enterprises Inc 4.25% 5/1/2030	700,000	683,694
IPALCO Enterprises Inc 5.75% 4/1/2034	1,000,000	1,008,476
Jersey Central Power & Light Co 5.1% 1/15/2035	1,250,000	1,248,923
Kentucky Utilities Co 3.3% 6/1/2050	500,000	337,336
Kentucky Utilities Co 5.125% 11/1/2040	1,730,000	1,682,012
Kentucky Utilities Co 5.85% 8/15/2055	500,000	496,369
Louisville Gas and Electric Co 5.45% 4/15/2033	1,000,000	1,041,146
Louisville Gas and Electric Co 5.85% 8/15/2055	600,000	595,380
MidAmerican Energy Co 3.15% 4/15/2050	1,600,000	1,071,198
MidAmerican Energy Co 3.65% 8/1/2048	4,102,000	3,041,393
MidAmerican Energy Co 5.35% 1/15/2034	3,300,000	3,425,066
Nevada Power Co 5.9% 5/1/2053	1,200,000	1,189,451
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030 (d)	1,301,000	1,186,061
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029 (d)	8,382,000	7,916,225
NextEra Energy Capital Holdings Inc 3% 1/15/2052	1,500,000	928,563
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	3,900,000	3,810,233
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	2,000,000	2,017,167
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	2,100,000	2,135,767
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053	3,400,000	3,112,328
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035 (d)	1,390,000	1,420,860
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (c)	1,000,000	1,027,210
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (c)	4,500,000	4,754,291
Northern States Power Co/MN 2.6% 6/1/2051	623,000	374,081
Northern States Power Co/MN 3.4% 8/15/2042	356,000	272,329
Northern States Power Co/MN 4.125% 5/15/2044	802,000	670,012
Northern States Power Co/MN 5.05% 5/15/2035	1,930,000	1,950,769
Northern States Power Co/MN 5.1% 5/15/2053	2,200,000	2,019,380
Northern States Power Co/MN 5.65% 5/15/2055	1,660,000	1,646,278
NSTAR Electric Co 3.2% 5/15/2027	1,364,000	1,345,235
NSTAR Electric Co 4.95% 9/15/2052	1,000,000	889,279
NSTAR Electric Co 5.2% 3/1/2035	1,400,000	1,421,884
NSTAR Electric Co 5.4% 6/1/2034 (d)	2,000,000	2,067,255
Oglethorpe Power Corp 4.5% 4/1/2047	1,800,000	1,476,556
Oglethorpe Power Corp 5.8% 6/1/2054	1,000,000	965,349
Oglethorpe Power Corp 5.95% 11/1/2039	1,200,000	1,238,294
Ohio Power Co 5% 6/1/2033 (d)	2,000,000	2,011,607
Ohio Power Co 5.65% 6/1/2034 (d)	1,400,000	1,450,464
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	971,000	635,496
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	3,100,000	2,393,587
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	2,700,000	2,051,340
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	1,000,000	789,981
Oncor Electric Delivery Co LLC 4.55% 9/15/2032 (d)	1,100,000	1,092,696
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (e)	2,500,000	2,570,033
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	1,700,000	1,647,555
Pacific Gas and Electric Co 2.1% 8/1/2027	3,800,000	3,641,788
Pacific Gas and Electric Co 2.5% 2/1/2031	4,200,000	3,724,712
Pacific Gas and Electric Co 3.25% 6/1/2031	4,400,000	4,034,636
Pacific Gas and Electric Co 3.3% 8/1/2040	2,850,000	2,107,636
Pacific Gas and Electric Co 4% 12/1/2046	2,822,000	2,046,199
Pacific Gas and Electric Co 4.2% 6/1/2041	1,000,000	790,726
Pacific Gas and Electric Co 4.3% 3/15/2045 (d)	5,099,000	3,916,158
Pacific Gas and Electric Co 4.55% 7/1/2030	4,496,000	4,452,760
Pacific Gas and Electric Co 5.8% 5/15/2034	500,000	511,267
Pacific Gas and Electric Co 5.9% 6/15/2032 (d)	600,000	623,972
Pacific Gas and Electric Co 6% 8/15/2035	1,300,000	1,344,554
Pacific Gas and Electric Co 6.15% 3/1/2055	1,000,000	967,646
Pacific Gas and Electric Co 6.75% 1/15/2053	4,900,000	5,058,165
Pacific Gas and Electric Co 6.95% 3/15/2034 (d)	3,300,000	3,615,158
PacifiCorp 2.9% 6/15/2052	1,700,000	1,001,723
PacifiCorp 4.125% 1/15/2049	2,399,000	1,820,911
PacifiCorp 5.35% 12/1/2053	2,600,000	2,325,443
PacifiCorp 5.45% 2/15/2034	340,000	345,594
PacifiCorp 5.8% 1/15/2055	2,000,000	1,891,294
PacifiCorp 6% 1/15/2039	1,104,000	1,138,173
PacifiCorp 6.25% 10/15/2037	1,100,000	1,163,363
PECO Energy Co 3.9% 3/1/2048	4,200,000	3,282,932
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	1,900,000	1,744,620
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	3,600,000	3,434,268
Potomac Electric Power Co 6.5% 11/15/2037	678,000	756,450
PPL Capital Funding Inc 3.1% 5/15/2026	1,425,000	1,410,327
PPL Electric Utilities Corp 3% 10/1/2049	2,479,000	1,615,008
PPL Electric Utilities Corp 4.15% 10/1/2045	624,000	518,030
PPL Electric Utilities Corp 5.25% 5/15/2053	1,000,000	947,533
PPL Electric Utilities Corp 5.55% 8/15/2055	900,000	879,405
Progress Energy Inc 6% 12/1/2039	926,000	973,462
Public Service Co of Colorado 3.7% 6/15/2028	2,300,000	2,285,117
Public Service Co of Colorado 3.8% 6/15/2047	825,000	617,267
Public Service Co of Colorado 4.5% 6/1/2052	2,300,000	1,867,565
Public Service Co of Colorado 5.35% 5/15/2034 (d)	1,400,000	1,424,702
Public Service Co of Colorado 5.85% 5/15/2055	2,300,000	2,267,263
Public Service Co of Colorado 6.25% 9/1/2037	1,000,000	1,077,840
Public Service Co of New Hampshire 5.35% 10/1/2033 (d)	900,000	937,290
Public Service Co of Oklahoma 2.2% 8/15/2031 (d)	1,500,000	1,317,655
Public Service Co of Oklahoma 5.2% 1/15/2035	1,630,000	1,634,518
Public Service Electric and Gas Co 2.45% 1/15/2030	1,700,000	1,584,821
Public Service Electric and Gas Co 3% 3/1/2051	2,400,000	1,558,517
Public Service Electric and Gas Co 3.1% 3/15/2032	2,200,000	2,020,535
Public Service Electric and Gas Co 3.15% 1/1/2050	2,300,000	1,546,040
Public Service Electric and Gas Co 3.65% 9/1/2042	504,000	396,073
Public Service Electric and Gas Co 4% 6/1/2044	891,000	706,818
Public Service Electric and Gas Co 5.05% 3/1/2035	1,100,000	1,114,258
Public Service Electric and Gas Co 5.2% 8/1/2033 (d)	2,770,000	2,862,718
Public Service Electric and Gas Co 5.3% 8/1/2054	1,000,000	949,829
Puget Sound Energy Inc 4.3% 5/20/2045	2,142,000	1,745,823
Puget Sound Energy Inc 5.685% 6/15/2054 (d)	1,000,000	985,229
Southern California Edison Co 1.2% 2/1/2026 (d)	2,000,000	1,969,939
Southern California Edison Co 2.25% 6/1/2030	2,054,000	1,847,246
Southern California Edison Co 2.85% 8/1/2029	6,500,000	6,117,744
Southern California Edison Co 2.95% 2/1/2051	4,900,000	2,966,056
Southern California Edison Co 3.45% 2/1/2052	3,200,000	2,080,280
Southern California Edison Co 4% 4/1/2047	1,782,000	1,324,941
Southern California Edison Co 4.65% 10/1/2043	1,805,000	1,518,153
Southern California Edison Co 5.7% 3/1/2053 (d)	1,600,000	1,473,843
Southern California Edison Co 5.85% 11/1/2027	1,300,000	1,339,251
Southern California Edison Co 5.95% 2/1/2038	1,300,000	1,328,998
Southern California Edison Co 6.05% 3/15/2039	1,700,000	1,745,038
Southern California Edison Co 6.2% 9/15/2055	2,600,000	2,583,471
Southern Co/The 3.7% 4/30/2030	5,713,000	5,575,660
Southern Co/The 4% 1/15/2051 (c)	3,100,000	3,088,896
Southern Co/The 4.25% 7/1/2036	1,000,000	920,367
Southern Co/The 4.4% 7/1/2046	1,305,000	1,084,076
Southern Co/The 5.2% 6/15/2033 (d)	2,600,000	2,656,049
Southern Co/The 5.7% 3/15/2034	700,000	733,019
Southern Co/The 6.375% 3/15/2055 (c)	1,720,000	1,799,694
Southwestern Electric Power Co 1.65% 3/15/2026	4,000,000	3,944,173
Southwestern Electric Power Co 3.85% 2/1/2048	1,600,000	1,163,678
Southwestern Electric Power Co 5.3% 4/1/2033	400,000	406,358
Tampa Electric Co 4.45% 6/15/2049	2,088,000	1,717,389
Tampa Electric Co 6.15% 5/15/2037	1,116,000	1,181,278
Tucson Electric Power Co 5.2% 9/15/2034	2,700,000	2,726,300
Union Electric Co 2.625% 3/15/2051	1,800,000	1,064,807
Union Electric Co 3.9% 4/1/2052	1,200,000	906,951
Union Electric Co 3.9% 9/15/2042	659,000	534,087
Union Electric Co 5.45% 3/15/2053	300,000	286,812
Virginia Electric and Power Co 2.875% 7/15/2029 (d)	4,800,000	4,594,505
Virginia Electric and Power Co 3.8% 4/1/2028	2,657,000	2,649,415
Virginia Electric and Power Co 3.8% 9/15/2047	2,543,000	1,920,532
Virginia Electric and Power Co 4.2% 5/15/2045	2,128,000	1,741,409
Virginia Electric and Power Co 4.45% 2/15/2044	490,000	417,533
Virginia Electric and Power Co 4.6% 12/1/2048	3,452,000	2,935,726
Virginia Electric and Power Co 5.05% 8/15/2034	2,690,000	2,713,632
Virginia Electric and Power Co 5.3% 8/15/2033	700,000	720,131
Virginia Electric and Power Co 5.45% 4/1/2053	1,200,000	1,135,881
Virginia Electric and Power Co 6% 5/15/2037	356,000	379,000
Wisconsin Electric Power Co 1.7% 6/15/2028	80,000	75,345
Wisconsin Electric Power Co 4.25% 6/1/2044	837,000	691,892
Wisconsin Power and Light Co 4.95% 4/1/2033	2,400,000	2,420,751
Wisconsin Public Service Corp 4.55% 12/1/2029	4,461,000	4,540,865
Xcel Energy Inc 3.35% 12/1/2026	535,000	528,918
Xcel Energy Inc 3.4% 6/1/2030	1,740,000	1,666,244
Xcel Energy Inc 4% 6/15/2028 (d)	13,000,000	12,976,521
		511,136,540
Gas Utilities - 0.1%
Atmos Energy Corp 4.125% 3/15/2049	2,900,000	2,289,866
Atmos Energy Corp 4.3% 10/1/2048	1,000,000	825,537
Atmos Energy Corp 5.2% 8/15/2035	1,000,000	1,013,349
Atmos Energy Corp 5.45% 10/15/2032	1,000,000	1,048,723
Atmos Energy Corp 5.9% 11/15/2033 (d)	2,200,000	2,369,141
Atmos Energy Corp 6.2% 11/15/2053 (d)	500,000	532,585
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,300,000	2,254,465
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,000,000	2,053,274
CenterPoint Energy Resources Corp 5.4% 7/1/2034	2,000,000	2,045,726
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035 (d)	3,000,000	3,127,384
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	3,000,000	3,067,549
ONE Gas Inc 4.658% 2/1/2044	1,380,000	1,209,698
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	4,457,000	4,344,363
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	1,000,000	1,011,334
Piedmont Natural Gas Co Inc 5.4% 6/15/2033 (d)	800,000	824,664
Southern California Gas Co 2.55% 2/1/2030	3,200,000	2,981,223
Southern California Gas Co 2.6% 6/15/2026	2,358,000	2,326,332
Southern California Gas Co 5.05% 9/1/2034	1,100,000	1,109,681
Southern California Gas Co 5.75% 6/1/2053	700,000	684,590
Southern California Gas Co 6.35% 11/15/2052 (d)	1,800,000	1,915,381
Southern Co Gas Capital Corp 3.95% 10/1/2046	1,409,000	1,085,436
Southern Co Gas Capital Corp 5.875% 3/15/2041	2,600,000	2,645,495
Southwest Gas Corp 4.05% 3/15/2032	1,600,000	1,529,125
Southwest Gas Corp 5.45% 3/23/2028	2,163,000	2,224,780
		44,519,701
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 1.375% 1/15/2026	5,890,000	5,814,895
AES Corp/The 5.8% 3/15/2032 (d)	1,360,000	1,399,309
Constellation Energy Generation LLC 5.6% 3/1/2028 (d)	3,500,000	3,628,060
Constellation Energy Generation LLC 5.75% 3/15/2054	600,000	586,674
Constellation Energy Generation LLC 6.25% 10/1/2039	1,242,000	1,332,165
Constellation Energy Generation LLC 6.5% 10/1/2053 (d)	1,900,000	2,047,707
Southern Power Co 4.95% 12/15/2046 (d)	1,200,000	1,053,051
		15,861,861
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031	8,850,000	8,456,070
Ameren Illinois Co 4.95% 6/1/2033	2,400,000	2,441,186
Ameren Illinois Co 5.55% 7/1/2054	2,940,000	2,882,788
Berkshire Hathaway Energy Co 3.25% 4/15/2028	82,000	80,485
Berkshire Hathaway Energy Co 3.7% 7/15/2030	3,688,000	3,612,498
Berkshire Hathaway Energy Co 3.8% 7/15/2048	4,048,000	3,039,862
Berkshire Hathaway Energy Co 4.5% 2/1/2045	1,186,000	1,021,952
Berkshire Hathaway Energy Co 5.15% 11/15/2043 (d)	3,279,000	3,116,253
CenterPoint Energy Inc 6.85% 2/15/2055 (c)(d)	1,300,000	1,362,600
CMS Energy Corp 4.75% 6/1/2050 (c)	1,000,000	967,092
CMS Energy Corp 4.875% 3/1/2044	891,000	786,821
CMS Energy Corp 6.5% 6/1/2055 (c)	1,300,000	1,326,056
Consumers Energy Co 2.65% 8/15/2052	574,000	345,411
Consumers Energy Co 4.35% 4/15/2049	3,810,000	3,162,858
Delmarva Power & Light Co 4% 6/1/2042	713,000	585,473
Dominion Energy Inc 4.35% 8/15/2032 (d)	2,000,000	1,941,219
Dominion Energy Inc 4.85% 8/15/2052	2,700,000	2,274,924
Dominion Energy Inc 4.9% 8/1/2041	356,000	320,501
Dominion Energy Inc 5.375% 11/15/2032 (d)	3,200,000	3,302,087
Dominion Energy Inc 6.2% 2/15/2056 (c)	1,000,000	996,675
Dominion Energy Inc 6.625% 5/15/2055 (c)	1,800,000	1,843,942
Dominion Energy Inc 6.875% 2/1/2055 (c)	2,200,000	2,299,623
DTE Energy Co 2.85% 10/1/2026	1,069,000	1,053,535
DTE Energy Co 3.8% 3/15/2027	2,408,000	2,385,172
DTE Energy Co 5.2% 4/1/2030	1,800,000	1,855,365
DTE Energy Co 5.85% 6/1/2034 (d)	1,200,000	1,260,148
NiSource Inc 1.7% 2/15/2031	3,300,000	2,857,818
NiSource Inc 2.95% 9/1/2029	1,420,000	1,354,830
NiSource Inc 3.49% 5/15/2027	1,364,000	1,349,628
NiSource Inc 3.95% 3/30/2048	1,782,000	1,372,887
NiSource Inc 4.375% 5/15/2047 (d)	852,000	702,776
NiSource Inc 4.8% 2/15/2044	980,000	868,780
NiSource Inc 5.35% 7/15/2035 (d)	2,000,000	2,019,641
NiSource Inc 5.85% 4/1/2055	1,320,000	1,297,977
NiSource Inc 6.375% 3/31/2055 (c)(d)	1,000,000	1,026,896
Public Service Enterprise Group Inc 2.45% 11/15/2031	1,500,000	1,331,450
Public Service Enterprise Group Inc 5.45% 4/1/2034	600,000	616,655
Public Service Enterprise Group Inc 5.85% 11/15/2027 (d)	3,700,000	3,834,261
Puget Energy Inc 4.1% 6/15/2030	2,600,000	2,534,728
San Diego Gas & Electric Co 3.7% 3/15/2052	2,400,000	1,715,794
San Diego Gas & Electric Co 4.5% 8/15/2040 (d)	1,378,000	1,251,354
San Diego Gas & Electric Co 5.35% 4/1/2053	1,700,000	1,584,828
Sempra 3.25% 6/15/2027	1,087,000	1,068,397
Sempra 4% 2/1/2048	5,578,000	4,175,352
Sempra 6% 10/15/2039	178,000	181,771
Sempra 6.4% 10/1/2054 (c)	1,800,000	1,776,717
Sempra 6.55% 4/1/2055 (c)	1,000,000	984,844
WEC Energy Group Inc 4.75% 1/15/2028	4,400,000	4,467,473
		91,095,453
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	1,600,000	1,567,628
American Water Capital Corp 3.45% 5/1/2050	1,200,000	843,188
American Water Capital Corp 3.75% 9/1/2028 (d)	5,687,000	5,650,819
American Water Capital Corp 3.75% 9/1/2047	3,254,000	2,462,895
American Water Capital Corp 5.45% 3/1/2054	2,700,000	2,593,452
		13,117,982
TOTAL UTILITIES		675,731,537

TOTAL UNITED STATES		6,601,779,901
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,477,357,438)		7,966,174,559

U.S. Government Agency - Mortgage Securities - 25.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.0%
Fannie Mae 2% 2/1/2052	4,149,907	3,359,419
Fannie Mae 2% 4/1/2052	4,737,347	3,829,039
Fannie Mae 2.5% 7/1/2050	5,631,023	4,727,301
Fannie Mae 3% 10/1/2031	339,100	331,085
Fannie Mae 3% 3/1/2050	1,176,484	1,037,242
Fannie Mae 3% 3/1/2050	5,058	4,458
Fannie Mae 3.5% 11/1/2054	1,057,153	955,933
Fannie Mae 3.5% 2/1/2045	2,460,729	2,321,294
Fannie Mae 3.5% 4/1/2031	135,606	134,232
Fannie Mae 4.5% 1/1/2050	186,152	181,315
Fannie Mae 4.5% 12/1/2054	395,370	380,588
Fannie Mae 5% 1/1/2055	270,031	266,460
Fannie Mae 5% 5/1/2053	770,806	763,493
Fannie Mae 5.5% 1/1/2055	11,839,870	12,019,554
Fannie Mae 6% 12/1/2054	6,760,583	6,909,258
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 6.918% 11/1/2034 (b)(c)	239,242	245,682
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.924% 11/1/2034 (b)(c)	16,029	16,547
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	776,318	697,582
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	3,144,849	2,810,168
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	283,253	252,932
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	889,457	674,788
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2035	47,202	42,415
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	12,832,691	11,479,041
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,022,544	917,238
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	932,782	834,388
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	256,468	230,056
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	159,464	142,643
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	760,791	578,364
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	37,378,807	28,357,506
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	4,234,366	3,212,410
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,361,938	1,791,889
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,913,998	1,452,058
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	210,486	159,686
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	39,774	30,174
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	38,333,069	34,234,420
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	12,126,039	10,846,930
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	489,560	437,919
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	25,911,496	19,698,295
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	13,437,834	10,215,636
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	97,248	74,142
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	2,099,838	1,593,046
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	532,519	403,997
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	69,295	52,571
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	829,124	745,032
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	7,464,278	6,669,915
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2037	1,499,297	1,339,738
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	957,149	727,639
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	2,429,361	1,843,040
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	12,238,354	10,977,993
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	11,288,212	10,086,898
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	416,043	315,762
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	118,409	89,831
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	55,741	42,288
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	81,712	73,297
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	5,947,472	4,512,061
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	3,490,597	2,648,149
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	432,038	327,767
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	390,423	296,195
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	262,165	198,892
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	38,861	29,482
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	750,257	569,418
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2052	67,381	51,119
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	235,686	178,878
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	1,538,997	1,375,214
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	61,003	46,280
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	342,907	306,200
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,613,314	1,223,944
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	85,638	64,969
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	58,267	44,222
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	57,398	43,814
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	28,663	21,755
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	25,001	18,967
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	1,166,432	1,119,734
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	8,215,941	7,566,978
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	14,982,791	13,747,823
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	16,425,006	13,162,862
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	14,859,803	11,838,866
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,817,769	3,838,336
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,225,916	1,775,483
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	1,947,521	1,871,597
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,718,260	1,585,759
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	3,591,532	3,297,742
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	362,047	332,092
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	259,572	238,258
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	6,451,066	5,175,878
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,855,222	3,895,486
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	79,541	63,570
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	178,629	171,980
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	66,364	63,264
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,884,292	1,737,222
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,391,644	1,283,026
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,079,696	995,425
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	24,709,323	22,680,359
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2037	328,971	301,855
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	26,603,093	21,344,435
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	81,334,447	65,002,824
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,346,599	38,638,800
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,341,842	9,036,092
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,361,191	2,677,875
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	222,381	177,728
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2031	30,519	29,093
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	4,589,901	4,227,352
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	14,198,112	11,391,559
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	9,324,635	7,487,254
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	5,951,260	4,732,094
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	5,829,972	4,681,200
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	148,710	118,245
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	24,630,112	19,861,515
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,132,937	16,297,947
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	17,244,922	13,938,495
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,994,333	1,588,894
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	961,735	765,016
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	173,817	138,291
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	112,478	90,912
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	85,034	67,959
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	464,779	428,067
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	59,985	55,322
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	8,526,113	7,823,342
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	222,266	204,918
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2038	7,909,645	7,257,687
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	116,458,474	93,328,843
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,009,342	9,639,198
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,989,739	3,172,407
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,375,301	1,903,546
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	586,220	465,945
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,967,267	4,789,576
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	389,605	311,252
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	836,299	770,241
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	15,019,973	13,781,940
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	19,768,539	15,829,986
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,964,714	3,152,509
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,371	21,282
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,000,000	2,388,238
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,909,106	1,546,647
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	473,165	376,825
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	282,312	262,924
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,079,957	993,641
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	903,593	831,373
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	5,515,584	5,060,958
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	45,144,334	36,150,074
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	25,253,050	20,079,750
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	915,586	728,021
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	65,466	52,054
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	28,737,257	22,993,875
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	3,990,506	3,174,264
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	374,174	297,989
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	1,979,276	1,816,133
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	927,935	851,449
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	132,441	121,525
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	54,244,387	43,437,093
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	6,638,918	5,278,880
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	6,624,180	5,267,161
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,710,532	2,977,068
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,478,525	2,765,920
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	623,757	498,509
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	104,722	102,867
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	680,104	654,547
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2031	3,255,745	3,115,343
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	186,176	170,830
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	3,499,855	2,787,255
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	1,788,011	1,423,957
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	2,970,792	2,365,914
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	31,063	24,699
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,579,170	1,462,330
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	344,351	318,873
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	83,231	77,073
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	314,038	288,055
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	31,736	29,140
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	515,155	413,646
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	159,878	128,375
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	16,427,261	13,190,336
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,466,152	1,978,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	372,348	298,397
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	55,415	44,461
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	249,090	242,435
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,782,474	1,643,350
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,726,393	1,607,831
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	281,545	260,714
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	78,947	73,106
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	181,752	166,885
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	4,102,270	3,293,934
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	502,224	403,263
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	997,467	794,375
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	499,011	399,279
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	271,100	216,918
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	199,999	159,278
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2028	456,416	444,222
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	9,250,634	8,528,614
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	319,162	294,251
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	64,730	59,678
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	12,069,226	9,691,034
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	7,374,489	5,923,681
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	79,876	64,086
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	3,226,508	2,569,564
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	2,871,671	2,286,975
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	600,313	480,335
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	340,002	333,949
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	3,681	3,617
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	2,649	2,605
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	2,065	2,028
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	968	952
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	4,662	4,539
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	4,338	4,222
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	64,811	62,758
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	61,262	59,408
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	41,357	40,063
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	35,164	34,036
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	22,610	21,893
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	19,743	19,235
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	18,032	17,487
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	16,469	15,970
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	13,855	13,435
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,371	6,172
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,203	5,050
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,059	4,908
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,532	3,458
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	2,890	2,805
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	411,060	398,613
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	389,243	378,206
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	92,479	89,216
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	80,308	77,475
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	52,893	51,064
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	7,320	7,072
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	109,308	104,907
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	63,199	60,709
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	58,359	56,118
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	446,978	423,618
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2036	443,069	417,421
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	5,335	4,721
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	194,982	167,345
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	62,316	53,484
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,105,218	5,110,130
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,011,450	840,588
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	349,507	292,541
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	94,919	79,834
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,593,626	2,177,376
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,109,813	1,754,067
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,992,273	1,655,724
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,991,494	1,655,077
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,980,121	1,645,625
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,655,144	1,400,889
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,329,777	1,125,503
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	890,355	753,583
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	755,528	635,927
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	20,890	17,367
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2025	3,507	3,494
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	11,257	11,073
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	4,760	4,684
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	1,836	1,807
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	12,603	12,334
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	8,081	7,912
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	4,684	4,565
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	10,987	10,667
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	6,068	5,876
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	170,505	164,610
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	106,926	103,304
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	105,081	101,449
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	85,685	82,693
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	32,827	31,646
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	30,499	29,466
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	26,849	25,931
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	26,359	25,458
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,319	7,064
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,483	6,263
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,307	4,161
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,973	2,871
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	199,702	192,030
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	267,998	255,751
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	21,715	20,634
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	1,196,176	1,123,569
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	11,040	9,795
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	53,306	47,120
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	182,911	156,985
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	3,034,663	2,540,044
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	986,991	819,984
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	15,520,029	12,966,174
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,594,551	3,017,662
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,991,071	1,654,725
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,138,061	948,739
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,056,755	878,571
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	966,081	803,186
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	112,650	93,655
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	35,100	34,492
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	35,062	34,471
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	4,355	4,282
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	2,092	2,058
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	425	417
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	23,245	22,654
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	14,812	14,461
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	90,739	89,211
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	16,651	16,172
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	14,851	14,430
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	8,657	8,401
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	8,533	8,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	5,050	4,904
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	79,680	77,268
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	71,719	69,265
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	71,335	68,844
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	28,185	27,221
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	21,509	20,773
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	14,991	14,468
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	9,067	8,753
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	42,014	40,375
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	28,617	27,528
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	20,732	19,950
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	6,327	6,092
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	929,613	883,353
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	212,087	198,948
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	1,680,575	1,576,463
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	1,318,334	1,236,663
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	274,964	235,991
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	48,860	41,935
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	539,077	453,740
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	355,811	299,485
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	34,060	28,668
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,621,123	3,008,851
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	34,735	28,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	18,594	15,564
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,986,472	1,651,523
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,903,777	1,582,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	997,391	829,217
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	774,510	646,337
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	45,631	37,937
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	35,692	29,674
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	244,420	241,661
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	6,761	6,644
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	5,770	5,667
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,900	2,850
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,750	2,702
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,723	2,674
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,191	2,151
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,947	1,913
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,837	1,805
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,611	1,583
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	22,015	21,456
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	17,020	16,581
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	90,174	87,619
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	19,355	18,777
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	18,163	17,620
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	17,874	17,340
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	16,955	16,481
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	10,378	10,041
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	4,502	4,361
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	69,866	67,354
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	36,001	34,718
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	22,383	21,594
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	18,433	17,756
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	18,027	17,385
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	6,876	6,640
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	82,244	79,009
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	23,613	22,722
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	20,919	20,116
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	11,652	11,220
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	66,337	63,618
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	250,057	236,988
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	87,372	82,588
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	75,033	64,398
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	953,412	802,484
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	86,185	72,542
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	13,769,164	11,524,932
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	25,276,471	21,330,442
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	24,076,085	20,219,645
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	20,936,214	17,628,508
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,795,015	3,153,934
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,115,002	1,758,381
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,985,616	1,650,191
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	997,834	829,585
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	993,436	825,618
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	584,999	490,930
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	77,100	75,655
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	13,211	12,970
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	7,631	7,488
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	2,896	2,843
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	1,421	1,396
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	6,707	6,530
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	4,657	4,534
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	4,531	4,413
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	546,742	536,682
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	27,734	26,904
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	24,744	23,952
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	20,026	19,428
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	16,943	16,430
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	9,922	9,629
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	4,066	3,944
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	83,892	80,933
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	58,714	56,643
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	50,197	48,408
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	34,850	33,632
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	16,957	16,352
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	13,263	12,798
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	291,820	276,569
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,407,689	1,326,201
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	414,452	389,554
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	58,090	52,467
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	8,115	7,174
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	25,236	21,659
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	29,262	24,347
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	19,685	16,378
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	993,194	825,417
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	932,434	789,199
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	869,601	725,691
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	102,941	86,774
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	57,352	47,663
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	30,641	25,465
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	3,950	3,896
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	1,308	1,292
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	9,996	9,814
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	9,649	9,473
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	25,991	25,446
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	16,725	16,257
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	754,589	727,955
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	51,140	49,335
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	11,975	11,565
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	30,689	29,509
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	5,227	5,021
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2034	168,541	161,366
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	746,776	707,048
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	997,834	940,072
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	8,184,249	7,679,793
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	3,449,951	3,237,305
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	8,112,629	7,327,339
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	46,944	41,720
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	20,040	17,774
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	111,872	94,197
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	8,555,737	7,155,892
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	2,488,026	2,080,949
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,850,211	4,882,062
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	992,985	825,243
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	39,651	33,089
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	28,211	23,454
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	256,854	253,308
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	1,106	1,091
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	53,670	52,706
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	11,154	10,945
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	3,710	3,641
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	3,497	3,430
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	2,006	1,971
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	1,251	1,228
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	563,965	550,917
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	174,634	170,177
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	15,895	15,471
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	83,122	80,492
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	40,770	39,418
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	7,691	7,448
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	58,206	56,152
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	22,193	21,394
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	9,901	9,548
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	310,981	293,076
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,674,416	1,600,512
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	359,605	318,878
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	108,730	96,077
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	24,849	22,178
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	15,220	13,448
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	7,164	6,462
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	16,815	14,442
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	8,078	6,938
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	6,607	5,674
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	4,293	3,688
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	780,285	655,057
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	37,808,868	31,622,781
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	128,136	106,610
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	29,941,057	24,967,407
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	997,006	828,896
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	991,725	824,505
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	27,993	23,290
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	25,078	20,865
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	21,759	21,447
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	5,284	5,208
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	2,117	2,088
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,200	1,182
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	11,370	11,141
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	7,546	7,394
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	3,664	3,592
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	3,551	3,481
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	2,384	2,339
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,345	1,320
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,109	1,086
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	14,943	14,594
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	5,232	5,103
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	191,007	187,339
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	15,489	15,063
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	40,182	38,925
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	23,874	23,100
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	20,136	19,506
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	16,885	16,344
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,352	3,245
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	40,296	38,818
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	17,640	17,042
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2034	165,628	158,318
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,814,393	1,717,867
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	296,112	278,600
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	57,538	54,189
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	2,888,862	2,724,341
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	15,993	14,115
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	57,267	49,185
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	19,926	17,121
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	39,821,073	33,430,201
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,606,036	23,089,283
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,934,137	2,438,481
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,649,341	1,372,269
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	36,878	30,648
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	24,953	20,738
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,065,147	3,378,433
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	647,141	540,046
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	1,453,051	1,212,586
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	6,241	6,145
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	5,002	4,928
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	649	639
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	259,629	254,417
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	97,812	95,848
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	31,212	30,599
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	26,617	26,094
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,945	5,828
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,601	5,488
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	4,695	4,601
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,991	3,906
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,843	1,807
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,805	1,768
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	11,660	11,329
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	5,601	5,436
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	614,032	593,917
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	43,122	41,694
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	30,168	29,167
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	21,572	20,865
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	12,565	12,153
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	12,225	11,855
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	7,753	7,482
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	5,585	5,404
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	33,934	32,700
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	16,949	16,369
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	349,473	334,048
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	202,505	193,567
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	3,578,407	3,384,681
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	2,085,029	1,974,106
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	3,012,113	2,833,984
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	84,228	71,685
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	24,379	20,924
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	21,674	18,615
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	15,858	13,610
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	14,558	12,495
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	30,152,006	25,218,695
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	951,126	790,455
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	92,920	77,252
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	53,669	44,753
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	26,212	21,792
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2053	25,731	21,392
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	551	547
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	31,605	31,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	3,802	3,746
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	2,384	2,348
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	66,608	65,330
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	61,388	60,182
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	33,392	32,721
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	32,174	31,528
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	24,734	24,227
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	14,080	13,779
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	13,136	12,878
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	12,650	12,385
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	7,271	7,116
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,805	6,669
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,073	5,948
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,575	3,503
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,213	3,149
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,324	2,274
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,830	1,793
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,701	1,666
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,103	1,083
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	707	692
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	16,330	15,904
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	9,700	9,432
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	55,199	53,411
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	27,977	27,060
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	20,085	19,420
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	7,161	6,926
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	519,201	496,285
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	2,053,099	1,941,950
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	534,325	505,398
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	30,307	28,467
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	194,907	182,832
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	9,242,548	7,842,975
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	240,918	206,770
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	108,798	93,377
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	70,150	60,207
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	24,434	20,971
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	15,308	12,886
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	11,658	10,006
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	10,045,827	8,490,083
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	148,900	125,003
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	10,400,335	8,698,688
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	4,708,388	3,914,484
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	29,933	24,980
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	84,760	83,495
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	1,487	1,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	98,664	96,641
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	21,859	21,401
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	19,862	19,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	7,602	7,449
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	5,581	5,462
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	3,454	3,384
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	3,444	3,373
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	2,810	2,752
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	2,101	2,058
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,547	1,515
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	87,547	85,380
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	50,064	48,791
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	40,398	39,358
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	34,653	33,772
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	25,728	25,082
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	6,115	5,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	183,830	178,708
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	9,889	9,605
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	4,703	4,568
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	178,364	172,518
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	16,206	15,675
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	11,085	10,714
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	10,340	10,001
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	4,259	4,118
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	61,137	58,851
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	44,239	42,478
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	677,443	646,484
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	3,840,335	3,632,430
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	3,474,812	3,286,694
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	899,861	844,115
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	98,589	92,636
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	22,162	19,508
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	18,028	15,908
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	13,361	11,754
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	61,757	53,004
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	46,399	39,822
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	36,754	31,544
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	17,650	14,889
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	49,457,862	41,427,651
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	440,518	369,957
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	338,104	283,948
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	81,829	68,031
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	38,439	31,982
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	37,903	31,512
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	23,570	19,596
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2026	67,908	67,256
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	10,786	10,610
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	4,504	4,432
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	220,930	215,314
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	135,213	131,729
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	52,250	50,887
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	50,936	49,675
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	45,098	43,982
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	28,126	27,375
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	27,897	27,197
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	24,099	23,463
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	23,247	22,656
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	19,744	19,255
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	16,551	16,165
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	15,119	14,734
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	31,630	30,560
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	21,377	20,730
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	5,389	5,207
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	23,086	22,239
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	622,866	594,401
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	36,788	31,574
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	29,436	25,264
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	15,690	13,466
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	15,501	13,304
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	10,193,481	8,538,420
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	18,986,275	16,034,105
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	16,189,766	13,525,704
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,115,928	927,766
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	948,015	788,166
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	115,046	96,115
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	88,843	73,863
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	936,593	781,011
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	40,325	39,953
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	3,253	3,210
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	61,337	60,164
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	16,004	15,700
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	11,570	11,359
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	3,303	3,268
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,848	2,793
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	151,622	148,329
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	116,221	113,776
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	4,600	4,503
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	2,936	2,870
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	141,623	138,214
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	16,990	16,570
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	198,280	193,082
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	19,534	19,034
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	17,146	16,704
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	2,667,940	2,580,695
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	198,251	191,397
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	1,437,424	1,331,533
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	286,919	262,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	129,608	119,829
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	102,920	94,071
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	83,878	76,707
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,628	62,994
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	49,612	45,745
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,955,284	1,784,203
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	19,717	17,812
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	20,478	18,511
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	9,205	8,378
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	8,739	7,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	155,160	138,881
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	94,380	84,478
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	15,591	13,945
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	704,155	628,297
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	552,675	493,136
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	385,816	344,252
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	353,154	315,109
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	300,256	268,191
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	239,789	213,957
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	214,737	191,603
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	55,486	49,508
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	26,545	23,685
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	14,152	12,628
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	9,335	8,329
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	69,311	61,541
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	7,571	6,722
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	3,406,514	2,991,628
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	3,025,073	2,656,643
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	2,438,822	2,141,793
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	298,649	262,276
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	141,012	124,323
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	11,492,493	9,970,692
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	11,101,586	9,631,547
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	4,353,246	3,776,803
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	927,774	804,921
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	84,562	73,365
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	59,810	59,283
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	6,024	5,971
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	528	524
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	1,278	1,263
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	64,348	63,127
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	4,158	4,082
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	92,920	91,033
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	31,274	30,648
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	23,386	22,894
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	17,048	16,689
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	16,360	16,028
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	13,760	13,474
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	6,689	6,553
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	5,241	5,135
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,703	2,647
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	94,984	92,773
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	29,054	28,371
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	3,911	3,814
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	275,287	268,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	28,405	27,690
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	34,950	34,012
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	16,873	16,353
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	12,114	11,783
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	5,614	5,456
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	164,984	159,537
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	517,499	481,479
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	415,696	379,144
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,959	3,666
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	224,793	204,791
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	118,824	107,734
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	94,158	85,749
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	88,170	79,924
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	84,520	76,905
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	16,149	14,710
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	15,006	13,672
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	6,051	5,523
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	638,801	582,730
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	821,908	734,135
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	409,000	365,322
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	183,300	163,725
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	78,243	69,887
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	70,330	62,819
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	41,102	36,712
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	40,940	36,568
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	33,400	29,395
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	29,479	26,331
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	26,690	23,840
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	88,095	78,412
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	19,078,651	16,766,948
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,386,636	6,491,619
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	3,642,184	3,200,871
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	3,132,149	2,772,211
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	2,437,314	2,152,655
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,699,835	1,493,871
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	662,971	582,848
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	261,018	229,391
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	19,258	16,876
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	255,448	221,622
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	34,584	34,265
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	7,675	7,601
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	67,241	66,401
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	2,816	2,780
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	33,003	32,286
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	31,676	31,026
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	29,270	28,661
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	16,302	15,967
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	9,934	9,728
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	7,995	7,831
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	6,426	6,294
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	817	801
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	10,031	9,794
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	2,958	2,888
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	296,821	289,101
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	23,507	22,886
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	204,999	199,798
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	294,507	274,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	830,196	757,406
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	221,983	203,337
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	120,693	110,502
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	51,833	47,695
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,838	22,791
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,405	7,727
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	21,660	19,387
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	2,688,449	2,401,344
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,624,480	1,450,998
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	879,501	803,505
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	785,436	701,558
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	552,979	493,925
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	488,767	446,084
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	235,449	210,084
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	42,646	38,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	35,613	31,810
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	30,415	27,138
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	22,038	19,685
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	121,393	107,784
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	51,294	45,544
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	34,312	30,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	9,695	8,608
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	317,149	281,595
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	470,008	413,059
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	435,236	382,499
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	419,079	368,301
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	135,961	119,402
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,294,000	1,135,996
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,091,322	957,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,098,666	4,423,516
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	4,471	4,429
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	1,475	1,462
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	796	785
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	104,647	102,700
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	6,081	5,967
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	44,645	43,728
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	9,405	9,215
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,128	5,999
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,124	5,018
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	29,292	28,604
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	10,621	10,366
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	2,459	2,403
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	34,225	33,265
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	13,928	13,568
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	133,770	130,047
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	26,067	25,290
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	3,021,138	2,922,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	330,524	319,096
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	25,447	24,567
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	29,120	26,975
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,963,792	2,707,088
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,198,575	1,095,310
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	270,245	246,360
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	239,834	218,543
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	169,161	155,624
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	90,236	82,481
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	50,773	46,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,886	10,935
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	14,417	13,159
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	198,987	178,110
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	138,083	123,596
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	117,503	105,175
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,833,041	3,420,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	533,468	476,498
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	261,925	233,708
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	166,135	148,237
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	163,442	145,834
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	79,165	70,637
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	44,802	39,976
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	42,834	38,220
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	35,717	31,869
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	34,348	30,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	8,817	7,867
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	54,085	48,022
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,785	7,800
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,351,444	2,065,057
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,322,956	2,040,039
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,134,006	1,890,773
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,058,780	929,829
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	86,540	76,135
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	29,744	26,242
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	357,436	313,568
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	27,463	23,826
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	27,826	27,559
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	3,097	3,063
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	691	683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	592	586
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	43,513	43,029
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	17,636	17,434
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	211,758	208,222
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	115,719	113,815
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	127,752	125,307
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	63,189	61,999
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	12,034	11,808
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	11,670	11,444
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	6,500	6,378
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,722	1,688
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	133,693	130,755
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	36,850	36,103
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	21,272	20,809
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	5,716	5,589
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,198	3,127
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	80,368	78,479
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	16,085	15,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	150,976	147,080
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	56,794	55,282
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	8,730,626	8,499,725
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	653,936	637,323
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	18,492	17,939
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	897,417	831,307
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	84,284	77,083
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,123	36,536
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,772	14,468
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,393	13,162
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	75,735	68,438
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	10,424	9,403
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	8,570	7,699
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	282,611	252,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	94,725	84,698
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	72,569	64,887
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	30,071	26,888
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	12,627	11,290
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,850,460	4,422,720
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,636,678	4,224,491
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,355,123	1,209,137
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	693,076	631,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	578,363	516,056
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	405,985	362,248
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	43,282	38,619
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,650	13,964
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	837,868	743,939
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	6,476	5,750
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,842,632	3,371,028
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,552,716	2,239,422
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	185,699	162,909
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	18,340,102	16,077,768
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	773,048	677,206
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	478,703	419,653
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	87,998	76,346
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	54,022	46,869
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,259	32,325
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	11,861	11,733
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	2,089	2,063
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	157,407	154,669
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	7,954	7,819
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	213,687	209,762
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	14,731	14,445
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	1,007	991
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	12,413	12,137
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	7,759	7,590
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	6,764	6,636
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	5,305	5,193
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,838	3,750
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,157	3,088
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	218,759	213,299
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	131,670	128,443
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	52,431	51,134
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	27,816	27,134
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	15,261	14,887
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	6,991	6,820
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	23,270	22,651
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	7,488	7,292
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	700,566	648,957
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	7,298	6,703
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	39,720	36,276
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,559	6,917
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,357	3,981
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	81,344	72,733
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	67,383	60,250
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	66,966	59,877
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	20,368	18,212
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,623	9,502
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,305	7,425
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	5,068	4,536
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	90,026	80,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	67,258	60,054
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	48,305	43,101
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	24,239	21,627
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	124,436	110,486
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	29,682	26,354
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	16,993,619	14,982,348
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	5,991,905	5,282,736
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,962,788	4,375,420
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,512,835	2,204,436
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,292,660	2,011,283
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,923,492	1,684,447
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,808,297	1,590,887
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,643,527	1,441,818
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,220,786	1,070,959
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,176,122	1,036,923
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,059,916	934,470
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	898,958	792,563
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	892,589	786,947
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	173,917	152,573
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	42,949	37,678
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	616,929	535,622
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	545,495	477,864
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	573,533	499,918
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	45,437	39,605
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	42,191	36,604
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	35,793	31,054
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	33,180	28,786
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	36,129	35,740
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	9,184	9,085
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,846	1,826
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,106	1,094
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,082	1,070
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	375	371
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	8,525	8,380
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,881	1,849
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	55,046	53,984
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	2,170	2,128
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	60,523	59,183
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	35,789	34,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	33,558	32,812
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,380	5,261
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	42,381	41,332
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	41,640	40,619
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	54,909	53,436
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	1,561	1,522
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	18,363	17,791
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	898,739	867,383
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	29,039	26,836
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	979,097	898,568
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,514,918	1,381,506
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	120,991	110,382
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	89,816	81,943
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	41,890	38,217
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,839	16,181
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,660	11,607
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,762	10,735
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	8,841	8,097
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,599	5,987
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	599,916	542,991
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	31,009	28,102
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	23,214	20,954
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	14,092	12,745
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	65,248	58,342
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	44,954	40,196
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	28,416	25,408
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	20,280	18,133
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	19,754	17,663
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	18,365	16,421
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	17,051	15,246
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	16,537	14,792
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	14,501	12,966
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,779	4,273
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,940,230	8,162,634
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,346,727	1,225,920
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	35,126	31,341
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,608,478	6,030,690
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,153,897	5,625,540
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	266,081	235,753
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	253,022	224,657
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	8,216	7,279
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,310,715	2,037,231
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	684,434	600,433
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	60,315	52,913
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	11,411	10,011
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	159,562	139,729
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,396,084	4,681,551
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	880,303	765,386
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	528,159	458,222
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	283,231	245,549
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	253,935	220,786
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2026	9,958	9,895
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	4,370	4,323
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	3,476	3,438
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	3,378	3,341
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,758	2,726
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,176	2,152
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,084	2,062
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	691	683
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	168,980	166,565
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	2,383	2,339
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	160,955	157,392
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	75,284	73,646
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	17,994	17,586
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	5,021	4,911
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,429	3,360
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	59,933	58,425
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	33,591	32,761
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	27,060	26,379
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	24,511	23,904
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	9,805	9,566
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	116,605	112,537
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2038	1,568,801	1,500,341
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	17,647,976	16,816,677
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,223,845	2,029,165
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,175,089	1,984,460
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	784,566	716,126
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	400,802	364,741
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	384,997	352,574
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	263,895	240,160
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	250,438	228,594
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	77,331	70,555
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,147	24,747
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,532	15,984
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	16,333	14,889
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,160	13,828
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,174	11,082
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,303	5,750
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,648	5,145
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	197,262	178,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	141,875	126,857
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	138,533	123,869
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	58,516	52,322
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	31,608	28,262
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	25,675	22,957
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	15,959	14,269
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	13,054	11,672
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	6,467	5,783
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	12,128	10,821
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	29,690	26,306
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	10,933,757	9,602,113
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	3,939,451	3,453,502
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,459,625	1,281,854
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	138,231	121,179
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	12,223	10,723
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	908,489	787,906
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	14,071,002	12,207,762
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	6,696,075	5,859,621
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	662,002	575,376
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	477,367	414,901
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	62,796	54,442
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	77,968	77,072
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	26,197	25,905
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	4,270	4,223
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,566	1,548
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,300	1,286
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	72,047	70,834
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	35,139	34,513
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	13,087	12,861
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	3,999	3,929
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,166	2,128
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	99,197	97,236
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	93,576	91,770
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	13,679	13,408
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	5,305	5,201
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	3,034	2,972
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	2,986	2,927
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	127,811	124,980
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	9,273	9,062
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	5,600	5,457
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	9,871	9,612
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	9,446	9,189
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	7,449	7,240
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	5,815	5,647
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	1,849,828	1,785,869
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	325,146	313,498
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2039	64,279	60,066
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	452,872	414,602
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,655,631	1,515,333
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	371,394	338,859
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	318,564	290,131
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	166,194	151,407
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	96,187	87,654
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	73,424	66,972
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	62,100	57,104
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	60,508	55,165
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	51,187	46,634
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	47,506	43,305
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	42,775	39,239
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	39,576	36,041
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	34,271	31,237
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,106	23,763
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,275	9,365
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,200	9,306
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,211	6,580
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,577	6,001
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,353	5,793
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,330	5,777
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,466	4,968
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,837	3,526
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	146,618	132,254
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	87,952	79,329
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	279,801	249,920
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	49,563	44,224
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	23,430	20,906
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	849,812	752,951
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	1,659,548	1,458,984
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	1,202,589	1,056,124
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	485,704	425,790
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	307,660	269,709
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	111,274	97,548
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	12,645	11,085
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	587,932	515,408
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	54,229	47,421
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,672,690	1,457,993
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	194,192	168,477
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	80,627	69,900
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	72,333	62,868
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	69,120	60,097
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	23,330	20,226
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2026	36,610	36,345
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	31,044	30,721
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	20,568	20,354
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	64,010	62,882
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	47,536	46,688
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	26,823	26,351
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	26,156	25,679
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	13,840	13,587
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	7,680	7,543
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,761	2,712
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,662	2,615
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,461	2,416
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	29,396	28,824
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	26,883	26,356
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	22,730	22,291
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	22,217	21,853
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	8,422	8,249
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	7,814	7,658
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	5,453	5,345
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	2,947	2,889
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	5,052	4,929
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	216,204	210,762
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	40,458	39,456
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	3,335	3,249
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	61,712	59,978
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	3,765,060	3,640,761
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,562,766	1,427,992
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	232,348	211,776
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	231,242	211,052
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	202,423	184,514
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	164,866	150,082
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	163,033	148,733
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	158,366	144,346
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	136,634	124,597
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	98,667	89,817
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	76,201	69,629
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	49,590	45,321
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	46,506	42,361
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	45,367	41,296
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,967	23,653
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,487	16,873
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,647	14,175
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,486	13,202
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,565	11,446
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,430	11,305
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,197	10,161
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,010	9,980
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,426	9,514
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	9,491	8,644
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,618	6,945
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,217	6,598
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	931,293	826,018
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	21,211	19,120
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,930,711	2,669,686
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	48,079	42,945
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	32,323	28,871
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	28,690	25,626
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	201,254	179,573
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	106,907	95,156
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	30,555	27,197
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	1,071,386	955,966
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	25,197,542	22,506,646
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	10,341,212	9,065,577
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,080,087	1,823,499
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,294,094	1,136,484
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	42,377	37,150
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,343,937	2,049,674
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	594,914	521,528
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	28,404	24,838
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	908,227	787,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	748,916	650,917
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	74,816	65,026
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	938,169	815,405
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	2,224	2,196
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	332	328
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	72,008	70,740
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	67,321	66,094
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	24,056	23,613
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	22,993	22,583
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	19,715	19,348
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	18,922	18,577
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	17,074	16,753
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,330	10,149
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,873	4,786
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,167	3,111
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,781	2,733
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,266	2,226
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,812	1,780
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	13,796	13,520
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	6,254	6,124
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	34,844	34,036
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,338,368	2,279,028
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	65,765	64,220
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	43,335	42,208
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	115,167	111,953
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	17,267	16,762
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	225,537	217,457
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	82,819	79,852
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	743,593	694,857
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,733,145	1,579,683
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	204,015	185,659
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	89,845	82,000
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	83,848	76,360
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	62,604	56,994
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	55,978	51,025
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	55,581	50,609
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	52,597	47,846
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	29,468	26,828
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,965	22,703
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,833	22,616
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	18,466	16,910
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	18,175	16,558
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,641	16,185
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,044	13,619
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,697	13,384
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,333	11,193
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	5,524	5,006
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	5,133	4,682
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	11,173,905	10,056,346
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	67,858	60,844
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	57,321	51,199
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	27,880	24,903
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	11,652	10,408
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,662	4,164
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,656,606	1,456,398
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	18,137	15,945
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	2,104,631	1,848,304
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	519,968	455,828
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	432,009	378,583
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	408,482	358,732
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	53,173	46,614
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	470,722	408,685
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	5,141	5,077
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,919	3,871
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,155	3,113
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,879	2,847
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,504	2,471
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	809	799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	54,908	54,063
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	12,783	12,555
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	11,196	10,990
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	4,040	3,964
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	1,927	1,893
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	79,955	78,332
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	14,618	14,321
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	13,693	13,415
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	12,909	12,647
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	7,895	7,737
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	6,206	6,083
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	3,406	3,328
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	159,224	155,953
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	153,136	149,218
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	46,380	45,115
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	37,116	36,105
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	30,899	30,081
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	22,737	22,149
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	22,631	22,025
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	14,152	13,776
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,758	8,536
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	103,432	100,520
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	83,336	80,902
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	19,453	18,946
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	350,069	338,512
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	158,789	157,020
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	956,206	914,778
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2039	625,250	584,270
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	25,048	23,056
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	857,410	782,134
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	668,676	609,182
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	110,350	100,701
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	68,717	62,627
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	24,491	22,302
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,461	15,911
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,183	6,506
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2044	325,489	289,508
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	7,426	6,709
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,233,266	3,787,802
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,869,743	2,617,855
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	790,682	706,244
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	33,540	29,958
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,433	9,319
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	397,004	353,367
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	82,159	72,948
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	112,536	100,518
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	23,936	21,163
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,564,495	2,267,386
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	1,896,746	1,667,515
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	908,560	798,473
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	389,604	342,031
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	348,479	305,929
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	34,588	30,483
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	16,272	14,300
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	471,611	409,014
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2053	1,003,460	870,114
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,659	1,652
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,242	1,237
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,182	1,177
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	609	607
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	476	474
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	154	153
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	95	94
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	93	92
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	90	89
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	77	76
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	60	59
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	6,577	6,532
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	8,149	8,082
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	2,787	2,770
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	7,826	7,739
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	4,952	4,891
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	32,851	32,335
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	23,831	23,457
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	377,263	369,341
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	3,230,225	3,137,156
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,651	9,075
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	1,024,788	966,589
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	166,143	156,186
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	71,814	67,559
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	65,511	61,675
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	48,930	46,434
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,448	24,998
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	22,696	21,337
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	22,667	21,215
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	6,922	6,510
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,086	3,864
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	971,820	908,532
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	830,059	774,505
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	50,441	47,077
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	38,060	35,661
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	36,917	34,455
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	29,792	27,690
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	24,067	22,447
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	10,068	9,404
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	9,946	9,294
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,295	4,925
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	232,183	215,249
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	223,238	207,096
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	127,220	117,941
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	125,970	116,703
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	107,647	99,729
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	49,622	46,003
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	15,197	14,088
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,721	7,153
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	3,951	3,663
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	3,831	3,552
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	809,750	748,413
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	24,511	22,654
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	647,864	596,360
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	261,648	240,848
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	79,649	73,317
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	55,578	51,159
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	35,672	32,836
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	7,779	7,161
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	127,394	116,311
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	19,571	17,868
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2051	6,184,345	5,648,256
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2025	1,066	1,062
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	6,469	6,431
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	1,093	1,086
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	370	368
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	9,349	9,270
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	8,238	8,172
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	69,014	68,362
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	19,691	19,507
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	4,244	4,198
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	2,303	2,278
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	114,297	113,544
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	13,393	13,196
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2037	18,153	17,630
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	1,527	1,450
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	493,896	465,634
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	231,789	218,893
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	141,925	133,758
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	134,727	126,794
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	97,774	91,615
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	24,842	23,427
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	18,899	17,717
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	8,025	7,578
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,864	5,517
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,179	4,888
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	446,258	418,158
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	38,158	35,609
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	33,357	31,252
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	24,190	22,606
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,657	9,050
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,769	5,383
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	3,537	3,315
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,637	1,529
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	827,810	757,862
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	456,812	423,495
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	120,219	111,451
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	51,559	48,121
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	2,021	1,875
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	289,418	267,857
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	89,078	82,442
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	10,480	9,699
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	155,038	142,713
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	16,462	15,154
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	9,756	8,981
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	4,579	4,238
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	3,429,891	3,172,229
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	47,179	43,089
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	44,630	40,789
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	20,619	18,845
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2052	2,534,402	2,293,522
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	491	490
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	1,538	1,528
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	593	590
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	14,383	14,261
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	15,642	15,496
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	3,193	3,162
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	29,614	29,450
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2039	137,223	130,474
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	200,118	188,776
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	54,954	51,710
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	45,773	43,142
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	37,222	35,087
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	16,326	15,380
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,673	13,806
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,103	7,648
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	14,440,479	13,387,266
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	729,059	675,885
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	694,409	645,065
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	582,213	540,114
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	547,627	508,028
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	515,648	478,362
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,058	24,174
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	10,246	9,499
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	370,870	342,778
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	45,256	41,828
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	1,360,579	1,252,417
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	202,957	186,823
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	200,611	184,663
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	27,217	25,054
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	9,209	8,477
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	501,052	460,123
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	9,567	8,807
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	8,939	8,214
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	109,736	100,292
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2050	488,272	445,031
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052	865,471	783,145
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,257	1,252
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	839	835
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	423	422
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	342	340
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	264	263
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	125	124
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	71	70
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	44	43
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	28	27
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	35,316	35,084
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	10,258	10,188
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	5,968	5,935
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	428	425
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	6,443	6,378
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,670	2,641
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,522	2,496
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	12,367	12,185
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2037	682,726	663,056
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,495,099	1,414,107
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	608,268	574,736
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	253,570	239,242
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	139,783	130,975
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	66,389	62,680
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	63,009	59,133
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	57,273	53,739
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,753	35,343
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	27,720	26,049
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	27,051	25,531
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	17,659	16,548
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	12,917	12,263
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	6,173	5,802
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,443	5,177
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,313	3,106
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	29,602	27,598
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	437,356	405,457
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	77,902	72,221
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	46,047	42,717
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,591	13,526
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,765	6,272
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,279	5,821
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	5,169	4,792
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	731,625	688,852
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	250,159	231,210
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	186,252	172,144
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	150,248	138,867
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	76,142	70,375
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	47,920	44,395
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	33,216	30,700
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	10,120	9,353
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	17,480,949	16,091,261
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	463,010	427,938
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	64,008	58,919
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	539,669	492,888
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	322,772	294,792
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	169,686	154,977
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	57,393	52,418
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	28,100	25,429
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	4,156	4,137
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	265	264
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	97	96
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	65	63
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	48	47
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	3,891	3,865
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	378	375
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	61,646	61,045
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	7,356	7,282
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	6,055	5,996
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	2,733	2,699
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	33,186	32,666
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	3,540	3,497
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	883,867	868,069
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	22,727	22,285
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	1,679	1,594
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	18,625	17,563
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	190,925	179,328
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	184,843	174,238
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	135,103	127,463
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	106,538	100,014
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	65,899	61,669
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	61,497	57,579
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	39,824	37,682
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	16,394	15,481
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,554	14,567
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	14,917	14,039
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,163	10,454
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	398,912	371,915
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	47,463	44,231
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	41,830	39,023
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	40,739	37,938
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	15,221	14,173
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,000	6,529
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	4,424	4,119
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	303,462	281,139
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	45,787	42,419
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	37,480	34,723
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	23,111	21,411
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	6,240	5,781
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	5,606	5,194
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	3,267	3,027
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	63,366	58,566
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	56,304	52,039
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	32,580	30,112
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	430,365	396,152
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	79,938	73,583
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	11,085	10,186
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2049	3,719	3,417
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	1,903	1,894
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	1,117	1,112
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	299	298
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	199	198
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	7,312	7,264
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	7,742	7,678
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	555,871	550,415
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	31,986	31,689
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	10,718	10,613
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	4,211	4,172
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	2,212	2,190
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,053	1,043
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	10,651	10,535
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	15,282	15,097
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	43,314	42,730
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	15,456	15,180
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	7,283	7,169
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	638,385	629,767
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	40,401	39,552
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2036	31,025	30,422
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	558,738	525,248
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	25,740	24,232
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	15,307	14,365
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	83,715	77,935
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	9,376	8,769
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	11,961,628	11,262,611
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	733,750	691,319
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	4,195	3,886
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,709	2,510
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	51,350	47,188
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	489,437	447,622
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	142,566	130,385
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	1,054,901	963,127
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	460,287	420,243
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	260,439	237,782
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	97,550	89,216
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	72,285	65,996
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	27,241	24,871
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	47,479	43,204
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,673	6,085
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	1,501	1,494
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	733	729
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	209	208
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	2,260	2,244
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	1,485	1,473
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	1,461	1,452
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	1,720	1,706
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	100,733	99,745
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	2,783	2,755
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	9,161	9,046
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	8,599	8,494
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	7,493	7,401
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	67,319	66,116
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	36,263	35,705
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2037	25,724	25,031
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	113,743	107,265
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	55,578	52,538
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	41,794	39,439
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	41,364	39,108
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	27,565	25,943
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	10,739	10,100
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	107,070	100,925
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	91,562	86,079
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	30,192	28,554
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	19,204	18,036
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	12,326	11,540
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	4,329	4,067
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	61,189	57,052
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	30,390	28,334
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	16,829	15,729
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	13,289	12,372
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	12,754	11,884
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	715,833	663,177
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	60,472	56,024
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	43,536	40,334
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	24,113	22,339
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	23,234	21,525
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	19,643	18,198
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	12,469	11,552
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	7,300	6,763
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	547,582	503,880
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	109,861	101,539
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	29,966	27,696
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	20,454	18,905
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	10,302	9,467
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,341	26,026
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	21,065	19,265
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	544,491	497,121
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	480,012	438,102
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	392,009	357,782
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	461,746	420,854
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	35,926	32,534
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	22,335	20,191
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	28,861	28,665
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	19,329	19,197
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	2,289	2,272
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	571	567
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	20,643	20,436
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	16,076	15,880
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	248,715	245,358
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	6,387	6,301
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	1,365,410	1,345,271
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	27,510	26,769
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	23,644	22,971
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	85,224	81,218
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	106,280	100,323
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	96,359	91,117
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	83,157	78,572
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	13,750	12,914
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,387	10,754
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,784	10,182
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	9,732	9,146
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,072	7,580
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,880	5,542
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,424	3,215
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,847	2,722
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	225,442	212,791
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	97,473	91,166
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	23,469	22,038
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	894,577	829,891
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	184,298	170,741
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	114,993	106,534
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	110,129	102,028
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	80,115	74,222
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	24,271	22,486
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,969	7,383
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	70,326	64,889
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	67,476	62,259
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	19,620	18,104
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	8,306	7,687
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	73,163	66,913
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	88,952	81,185
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	47,575	43,480
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	17,641,252	15,975,579
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,615,471	2,377,511
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,061,946	961,677
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,006,932	910,285
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	42,542	38,459
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	34,150	30,925
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	9,878	9,804
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	1,240	1,230
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	9,846	9,725
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,926	3,850
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	202,947	197,278
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	60,532	58,795
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	162,616	154,618
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	296,390	282,278
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	45,046	42,478
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	15,131	14,266
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,577	11,904
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	308,078	288,939
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	188,431	176,960
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	39,725	37,386
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	38,939	36,695
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	15,153	14,222
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,451	3,242
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	29,351	27,699
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	557,798	519,142
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	90,162	84,106
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	74,261	69,221
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	20,502	19,081
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	18,561	17,258
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	400,604	371,136
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	7,822	7,247
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	416,923	383,128
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	36,621	33,653
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	3,214	2,962
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	3,630,096	3,318,825
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,995,282	1,844,145
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	804,104	735,155
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	83,482	76,324
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	12,910	11,803
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	4,841	4,449
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	417,231	380,802
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	32,538	29,717
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	11,155	10,195
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	82,252	74,917
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	5,371,715	4,882,987
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	102,708	93,043
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	2,590	2,577
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	642	639
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	1,698	1,684
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	1,325	1,317
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	45,544	45,087
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	2,516	2,489
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	22,332	22,142
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	15,503	15,310
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	302,056	298,734
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	2,439	2,412
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	143,879	141,936
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	512,972	498,673
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	163,515	158,958
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	226,151	213,817
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	115,477	109,101
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	63,915	60,469
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	63,150	59,599
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	62,181	58,650
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	49,784	46,771
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	48,697	46,372
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	39,848	37,595
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	39,315	37,419
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	37,909	35,720
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,116	13,324
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,050	6,636
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,831	6,410
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,766	4,494
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	1,398,740	1,313,991
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	11,901	11,171
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	10,072	9,475
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	8,026	7,538
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	2,647	2,498
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	227,396	210,455
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	4,318	3,996
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,826	3,541
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	18,051,609	16,995,987
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,809,028	1,705,407
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,016,794	938,186
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	665,282	614,889
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	13,194	12,174
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,722	7,125
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	94,825	87,139
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	32,944	30,253
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	24,285	22,301
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	7,036,394	6,501,207
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	1,197,455	1,094,776
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	459,748	420,326
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	83,208	76,073
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	30,533	27,915
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	17,370	15,881
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	15,694	14,348
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	13,744	12,561
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	9,228,624	8,357,264
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	96,016	86,981
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	170	169
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	7,842	7,768
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	6,236	6,173
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	5,748	5,691
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	3,805	3,767
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	12,583	12,522
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	2,488	2,461
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	67,224	66,233
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	53,447	52,409
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	592,043	575,540
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	39,326	38,353
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	62,406	59,337
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	951,357	897,560
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	528,348	498,469
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	93,100	87,692
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	32,978	31,150
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	24,018	22,584
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	13,113	12,464
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	10,759	10,098
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,628	9,059
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,021	4,736
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,768,989	5,435,486
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	443,558	417,293
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	222,566	208,677
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	9,098	8,558
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	3,741	3,444
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	1,095,041	1,019,160
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	204,680	190,658
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	21,584	20,140
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	12,993	12,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	8,143	7,561
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,946	3,652
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	895,084	825,886
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	5,957	5,497
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,466,802	3,169,533
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	489,630	447,646
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	483,952	442,455
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	418,392	382,386
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	75,228	68,777
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	19,914	18,206
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,518	16,016
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	6,383,341	5,859,924
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2025	10	9
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	984	979
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	421	418
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	300	298
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	271	269
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	240,810	238,557
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	41,673	41,291
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	3,906	3,874
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	214	212
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	14,405	14,258
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	9,447	9,351
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	8,113	8,024
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	3,838	3,796
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	31,653	31,451
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	15,318	15,150
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	697,835	687,542
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	415,440	409,313
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	338,354	328,712
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	430,715	406,790
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	359,406	338,887
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	136,137	129,260
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	96,164	90,648
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	87,438	82,431
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	64,857	61,339
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	61,148	57,471
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	54,495	51,396
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	50,203	47,157
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,679	18,507
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,740	17,722
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	16,689	15,799
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,412	10,720
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,342	8,918
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,574	8,114
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,121	7,612
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,780	4,503
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	241,257	225,831
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	123,972	116,477
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	104,143	97,871
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	7,886	7,417
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,350	1,281
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	82,092	76,105
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	21,256	19,706
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	20,425	18,936
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	7,145	6,624
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	25,016	23,192
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	12,071,324	11,111,686
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	5,042	4,642
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	197,199	181,091
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	967,395	884,141
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	73,960	67,618
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	30,695	28,054
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	27,679	25,297
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	10,528	9,622
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	26,657	24,338
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	20,951	19,122
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	116,439	105,409
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	26,142	23,633
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	1,891	1,884
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	1,597	1,591
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	416	415
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	118	118
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	54	53
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	32	31
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	758	755
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	69,311	69,202
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	4,697	4,578
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	301,432	293,117
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	87,545	85,279
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	85,193	82,875
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	48,133	46,846
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	47,822	46,486
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,831	3,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	520,187	504,486
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	143,753	139,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,085,844	1,053,177
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	100,076	96,471
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	15,129	14,589
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	30,333	29,171
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	27,371	26,327
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	18,188	17,468
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	9,541	9,160
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	8,259	7,938
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	3,342	3,216
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	243,648	233,045
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	60,555	57,920
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,877	6,578
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,802	6,506
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,628	6,340
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	844	807
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	170,526	162,306
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	4,442	4,228
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,682	2,552
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	1,347,861	1,281,205
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	56,624	53,770
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	250,601	237,425
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	11,246	10,648
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	291,193	275,427
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2053	789,922	738,762
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	226	225
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	8	6
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	49,739	49,889
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	51,638	51,569
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	534,642	527,404
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,193	2,142
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	105,990	103,112
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	77,631	75,628
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	66,073	64,292
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	46,404	45,228
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	34,547	33,673
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,911	28,222
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,549	21,975
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,316	2,256
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,358	1,323
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	411,867	400,347
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	157,412	152,996
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	112,553	109,546
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	53,827	52,332
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	19,804	19,178
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,575	11,243
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,562	11,196
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,109	4,954
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	292,287	281,945
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,343	30,243
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	14,209	13,700
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	13,716	13,259
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	4,088	3,954
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	101,198	97,538
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	68,129	65,561
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	50,231	48,365
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	48,610	46,842
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	6,535	6,293
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	5,977	5,752
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,736	3,600
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,737	3,598
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,412	3,285
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,066	2,950
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	333,394	319,302
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	101,012	96,742
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	56,523	54,134
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	56,363	53,981
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	21,963	21,034
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	21,560	20,648
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	20,111	19,261
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	18,141	17,374
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	10,632	10,183
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,203	6,898
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,324	3,183
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,865	1,787
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	263,083	251,388
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	237,060	226,744
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,950,772	1,852,470
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	182,388	173,197
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	44,740	42,527
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	1,361,520	1,289,933
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	106,141	100,561
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	844,302	798,854
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	66,215	62,568
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	7,811,584	7,317,862
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	4,734,108	4,445,250
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,050,923	983,844
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	258,219	241,898
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2054	13,878,371	12,955,666
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	489	488
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	56,414	56,585
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	939,717	926,996
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	15,613	15,296
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	396,891	386,282
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,128	24,551
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,683	1,633
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	128,458	124,871
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	45,152	43,859
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	5,851	5,678
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	5,128	4,986
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,678	3,563
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,168	3,073
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,222	1,185
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,098	1,064
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	1,674,295	1,627,934
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	612,366	593,620
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	358,318	345,062
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	35,639	34,756
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	7,090	6,839
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	141,814	136,467
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	45,523	43,823
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	13,008	12,514
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	10,580	10,179
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	5,574	5,359
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	2,664	2,562
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	1,501	1,444
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	41,636	39,824
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	25,967	24,870
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	21,785	20,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	9,249	8,847
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	6,171	5,910
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	5,024	4,806
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	4,137	3,957
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	2,888	2,766
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,933	1,849
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,835	1,755
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	813,726	772,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	154,134	146,367
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	31,574	29,992
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,519,547	1,439,651
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	99,092	93,881
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	22,098	20,971
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	441,255	418,055
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	2,653,351	2,485,649
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	2,086,100	1,952,947
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	1,394	1,389
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	544	543
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	20	19
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2033	86,343	86,523
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	31,281	31,190
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	186,720	184,017
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	430,025	418,085
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	25,932	25,238
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,248	2,185
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	593,873	576,908
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	51,403	49,849
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	23,738	23,043
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,289	11,943
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	57,760	55,827
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	304,652	293,347
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	29,553	28,517
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	2,651	2,557
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	12,091	11,629
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	9,715	9,354
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,969	7,670
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	5,035	4,845
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,620	4,448
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,370	4,204
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	2,227	2,144
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	522,595	499,854
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	39,282	37,573
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,686	17,873
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	12,472	11,929
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,322	8,916
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,147	8,749
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	7,868	7,526
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	4,354	4,165
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	3,708	3,551
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,352	2,252
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,148	2,057
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	9,814	9,350
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	131,266	124,897
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	32,859	31,265
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	23,613	22,467
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	9,360	8,897
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	2,521	2,394
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	931,905	882,907
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	8,696	8,239
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	242,287	229,169
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	155,820	147,871
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	5,242	5,223
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	367	366
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	204	204
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	1,731	1,724
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	991	987
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	199,654	199,216
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	13,989	14,031
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	2,868,065	2,829,240
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	939,321	917,066
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	142,878	139,091
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	109,234	106,318
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	75,583	73,551
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,343	12,978
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,650	2,579
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	536,280	521,030
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	313,425	303,560
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	220,284	214,006
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	49,202	47,734
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,236	17,668
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,340	5,197
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,278	3,207
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,479	2,413
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	277,932	267,503
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	2,529,363	2,461,018
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	91,020	87,518
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	23,493	22,568
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	18,993	18,283
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,379	3,245
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,012	2,896
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	957,652	915,978
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	124,404	118,991
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	46,137	44,129
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	32,016	30,672
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	22,600	21,616
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	18,464	17,660
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	16,921	16,184
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	1,287	1,229
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	89,794	85,466
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	77,767	74,019
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	60,985	58,046
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	28,925	27,531
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	19,278	18,349
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	19,067	18,148
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	6,193	5,895
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	23,721	22,526
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	15,778	14,973
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	21,501	20,357
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	3,142,456	2,987,050
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	357,602	334,788
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	717	715
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	100	99
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	55	54
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	26,225	26,121
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	117,319	117,101
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	53,389	53,181
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	13,010	12,959
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	271,681	263,381
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	67,303	65,266
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,434	8,198
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,770	7,535
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,649	5,465
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	484,242	466,959
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	11,126	10,728
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	30,803	29,591
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	10,321	9,925
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	5,210	5,080
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	118,310	113,014
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	43,337	41,397
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	22,774	21,755
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	15,326	14,640
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	14,013	13,386
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,844	13,224
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,528	12,922
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	4,328	4,134
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	662	635
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	218,721	208,177
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	105,695	100,600
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	19,287	18,357
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	17,113	16,288
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	17,096	16,272
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	37,582	35,747
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	32,191	30,549
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	30,492	28,936
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	29,766	28,247
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	12,330,637	11,682,307
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,121,866	1,062,879
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	137,492	130,177
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	48,916	46,345
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	8,480	8,029
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	7,541	7,139
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	606,988	574,314
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	99,425	93,949
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	4,835,239	4,577,986
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	691,335	651,313
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	473,698	448,200
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	2,094	2,086
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	1,088	1,084
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	640	637
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	321	320
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	269	268
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	146	145
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	64	62
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	119,909	119,567
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	13,590	13,266
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	5,036	4,899
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	69,914	67,921
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	49,055	47,661
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,129	23,441
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,748	10,425
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,066	7,819
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	10,305	9,928
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	18,632,508	17,934,419
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	31,420	30,202
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,537	15,905
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	69,835	66,708
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,062	14,388
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	14,962	14,292
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	12,651	12,085
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	382,381	363,471
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	292,448	278,350
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	129,309	123,076
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	26,015	24,728
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	24,265	23,065
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	2,065	1,965
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	641,462	608,737
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	186,835	177,303
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	24,922	23,689
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	11,413	10,831
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,764	3,580
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,092,089	1,033,986
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	80,810	76,359
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	749	744
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	268,795	267,592
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	84,886	82,319
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	82,195	79,987
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	1,257,596	1,220,921
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	23,869	23,002
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	4,182	4,030
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	315,841	303,532
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	289,427	278,084
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,428	6,181
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	219,988	210,621
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	83,482	79,745
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	21,584	20,665
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	412,984	392,560
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	175,205	166,393
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	47,715	45,355
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	36,474	34,362
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	4,750	4,515
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,531	3,356
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	769,890	731,816
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	132,499	125,947
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	65,310	61,978
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	39,111	37,201
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	18,573	17,625
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	14,819	14,063
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	13,742	13,041
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	1,986,574	1,880,260
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	55,080	52,132
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	381,885	360,732
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	334,377	316,796
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	84,114	79,587
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	1,507,388	1,425,776
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	321,066	302,379
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	878,185	821,034
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	319,979	300,055
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	4,240,304	3,967,000
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	3,744	3,729
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	3,118	3,106
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	149,747	150,200
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2037	168	166
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	347,394	337,909
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	676,900	655,195
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	284,114	275,296
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	14,173	13,717
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	18,710	18,014
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	12,836	12,375
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	12,192	11,736
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	2,514	2,422
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	34,730	33,375
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	80,573	76,966
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	11,224	10,739
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	10,214	9,757
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	347,258	330,085
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	230,205	218,821
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	134,767	128,145
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,525,404	1,447,583
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	971,609	922,041
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	697,885	662,282
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	268,221	254,537
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	111,634	105,939
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	74,658	70,966
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	31,637	29,699
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,940	9,331
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	93,359	88,363
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	683,992	645,891
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	274,966	259,735
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	10,136,679	9,461,949
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	12,294	12,246
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	79	77
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	20,374	20,233
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2032	2,858	2,847
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	157,447	158,121
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	13,927	13,969
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2038	2,852	2,779
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	21,665	21,045
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	36,116	34,783
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	19,146	18,440
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	7,491	7,201
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	5,131	4,944
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	13,224	12,689
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	8,181	7,855
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,277,175	1,220,000
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	213,476	204,253
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	89,341	85,230
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	29,084	27,827
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	11,221	10,705
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	4,795	4,580
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,622	1,572
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	780,135	741,555
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	294,565	279,998
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,824,940	1,731,838
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	696,075	660,563
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	386,366	366,655
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	247,043	234,440
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	32,233	30,588
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	12,617	11,973
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	5,040,025	4,782,902
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	284,693	269,458
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	101,606	96,200
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	89,516	84,725
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	46,640	44,144
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	5,457,835	5,117,996
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	277,728	260,435
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	22,434	21,128
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2055	2,133,467	1,991,456
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2026	13,696	13,642
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	3,852	3,838
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	89,718	88,560
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	127,704	124,581
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	31,284	30,530
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2040	195,763	190,593
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	39,436	38,382
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	35,808	34,778
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	6,589	6,400
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	3,309	3,212
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	442,108	428,432
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	24,700	23,834
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	17,542	16,926
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	11,567	11,155
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,874	1,813
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,693	1,634
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	144,959	139,501
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	59,065	56,943
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	22,073	21,250
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	16,334	15,864
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	13,686	13,172
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	13,535	13,048
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	12,434	12,069
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,559	11,140
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	5,850	5,626
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	5,743	5,528
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	3,479	3,390
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,023	1,949
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,701	1,639
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	235,061	226,645
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	103,014	98,660
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	84,296	80,968
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	25,407	24,333
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,798	16,088
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,503	14,929
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,087	12,564
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	10,218	9,786
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	9,393	9,021
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,471	3,393
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,403	3,270
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	229,670	219,747
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	5,483	5,231
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	5,199	4,960
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	632,946	601,644
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	61,070	58,050
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	5,554	5,279
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	253,806	240,461
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	112,256	105,326
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	108,910	103,183
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	79,221	75,056
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	33,068	31,330
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,273,346	1,204,803
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	2,851,597	2,694,534
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	56,365	53,261
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,585,883	2,423,253
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	1,615,725	1,514,110
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	1,056,965	990,161
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	831,553	779,256
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	681,555	640,608
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	5,194,204	4,848,461
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	129	129
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	3,498	3,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	738	735
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	137,634	134,411
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	24,975	24,429
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	21,833	21,171
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	13,215	12,918
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	6,683	6,517
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,621	1,583
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,256	2,193
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,245	2,185
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	586,353	570,869
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	243,655	237,002
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	215,402	208,962
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	30,760	29,799
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	28,383	27,637
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	27,402	26,626
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	18,686	18,104
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,464	9,185
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,025	8,757
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,055	4,904
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,433	4,330
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,432	1,389
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	164,856	159,418
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	142,876	138,168
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	75,434	72,758
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,062,136	1,022,715
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	411,577	396,183
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	406,973	391,617
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	26,687	25,701
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	26,084	25,173
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	13,705	13,188
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	2,990	2,877
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	2,068	1,983
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	100,975	96,707
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	55,283	52,946
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	24,578	23,539
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	21,754	20,835
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,404	9,006
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,091	8,733
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	8,572	8,210
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	4,181	4,005
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	519,372	499,043
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	255,404	244,370
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	6,830,307	6,481,850
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	237,129	224,661
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	184,438	174,740
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	167,922	159,093
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	31,945	30,266
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	30,277	28,685
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	16,924	16,034
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	11,567	10,977
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	8,076	7,651
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,262	3,090
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,930,583	3,720,232
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,105,359	2,942,083
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	144,106	136,349
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	108,894	103,032
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,352,238	2,227,090
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	8,226	7,789
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,973,502	2,785,565
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,575,532	1,475,953
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	997,460	936,598
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2055	2,999,700	2,800,030
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	34,836	34,798
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	11,182	11,173
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	6,830	6,818
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	8,239	8,217
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	810,280	808,933
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	36,598	36,441
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	30,458	30,324
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	19,109	19,010
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,873	2,859
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	6,289	6,219
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	4,964	4,894
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	292,336	286,750
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	24,772	24,330
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	7,424	7,282
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	73,164	71,675
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	3,369	3,299
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	1,233,718	1,203,977
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	30,198	29,489
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	1,825,737	1,782,865
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	583,257	563,364
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	579,107	559,356
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2054	91,275	87,991
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	575,386	553,514
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	1,076	1,075
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	1,078	1,080
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	45,453	45,482
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	23,355	23,331
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	17,659	17,649
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	15,850	15,835
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,412	1,411
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	15,134	15,117
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,320	1,315
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	606	606
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	49,185	48,936
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,938	3,920
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,154	3,139
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	2,893	2,880
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	31,033	30,692
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	24,513	24,282
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	22,273	22,063
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	17,427	17,263
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	434,115	433,582
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,699	3,647
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	37,762	37,088
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	22,742	22,336
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	21,765	21,410
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	86,859	85,091
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	45,342	44,419
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	38,447	37,664
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,984	10,768
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,057,419	1,033,580
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	835,172	816,344
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	792,565	774,696
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	140,417	137,251
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	63,458	62,027
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	24,637	24,082
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	5,364,106	5,243,175
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	177,802	173,127
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	399,978	386,461
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	197,509	190,835
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	39,034	37,691
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	33,778	32,609
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	34,100	32,873
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	964,111	927,537
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	902,521	868,848
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	883,108	849,607
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	273,675	263,293
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	92,436	89,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	775	775
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	98,786	98,676
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	40,604	40,562
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	33,050	33,009
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	30,467	30,398
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,596	5,589
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,688	3,685
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,655	3,647
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	1,871	1,869
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	71,858	71,514
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	11,453	11,388
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	21,880	21,640
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	21,154	20,922
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	15,867	15,693
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	11,742	11,613
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	910	900
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	44,012	43,391
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	176,739	173,583
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	123,574	121,058
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,769,759	1,728,201
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	712,176	695,453
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	421,163	411,668
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	415,085	405,727
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	258,053	251,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	250,275	244,398
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	238,116	232,525
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	124,078	121,164
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	43,748	42,721
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	28,998	28,345
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	13,008	12,691
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,908	5,778
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,576	3,492
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	443,964	428,960
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	287,685	277,872
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	998,391	961,375
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	929,170	894,140
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	435,517	419,506
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	475	476
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	154,790	154,710
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	7,903	7,890
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,402	5,394
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	3,596	3,589
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	6,938	6,917
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	21,541	21,304
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	17,789	17,593
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	16,855	16,670
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	11,291	11,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,166	4,120
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,805	3,763
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	39,970	39,407
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	37,262	36,550
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	10,553	10,351
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	9,487	9,317
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	410,884	401,236
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	179,531	175,315
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	93,681	91,481
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	58,947	57,563
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,965	25,339
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	17,435	17,025
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,433	2,375
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	612,452	596,731
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	51,898	50,533
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,590,275	2,502,738
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2053	76,809	74,021
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	984,874	950,535
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	924,620	889,472
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	377,750	363,390
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	25,672	24,705
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	13,435	13,422
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	5,987	5,981
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	58,158	58,113
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	42,678	42,632
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,772	9,747
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,315	6,309
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,329	5,323
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	107,014	106,496
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	34,685	34,477
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	21,533	21,418
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,158	6,121
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	21,203	20,970
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,096,045	1,085,720
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	108,716	106,639
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	93,583	91,795
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	40,456	39,683
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	13,386	13,131
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	10,141	9,947
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	82,797	81,008
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	65,112	63,705
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,517,531	3,440,428
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,447	4,340
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	683,203	665,665
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	3,387,341	3,271,809
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	1,774,794	1,712,597
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	13,058,951	12,627,832
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	344,371	331,388
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	822	823
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	46,580	46,507
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	10,456	10,446
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	2,734	2,732
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	78,239	78,097
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,870	13,854
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,504	10,485
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	9,753	9,737
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	8,621	8,625
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,680	5,667
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,306	2,301
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	39,032	38,843
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	34,574	34,398
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	27,220	27,071
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	21,011	20,897
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	20,550	20,455
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	8,100	8,075
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	246,549	245,360
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	216,715	216,500
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,272	2,239
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,926	1,895
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	119,518	117,234
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,265	2,221
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	73,746	72,153
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,636	4,534
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	1,281,727	1,250,828
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	800,971	781,662
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	277,595	270,903
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	246,469	240,527
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	34,920	34,133
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	235,975	229,844
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	136,025	132,958
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	769,379	743,138
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	597,699	576,753
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2054	832,390	801,854
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	1,390	1,392
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	679	678
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	565	566
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	9,795	9,787
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	2,312	2,310
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	635	635
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	326,208	325,592
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	13,204	13,190
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,880	4,869
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	56,452	56,164
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	34,104	33,995
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	18,065	17,974
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	13,857	13,797
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,593	2,580
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,873	1,862
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,387	6,317
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	67,224	65,939
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,982	9,786
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	89,628	87,663
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	72,788	71,193
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	3,741	3,636
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	598,655	584,223
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	496,957	485,287
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	202,994	197,719
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	887,046	855,960
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	361,156	349,741
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	204,450	197,285
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	29,132	28,111
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	2,779,979	2,675,345
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	693,928	667,810
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	429,799	413,622
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	842	844
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	14,679	14,677
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	18,522	18,511
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	117,251	116,613
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	35,433	35,245
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	28,472	28,203
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	17,743	17,576
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	14,473	14,396
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	7,692	7,658
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,994	2,979
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	22,359	22,079
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	13,788	13,563
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	4,897	4,870
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	37,819	37,073
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	2,440	2,391
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	108,620	106,239
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	16,415	16,056
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	10,858	10,620
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	5,874	5,745
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	648,726	634,101
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	49,343	48,153
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	1,067,526	1,040,123
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	1,132,438	1,092,398
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	777,001	752,443
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	737,437	712,515
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	342,595	331,124
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	290,341	280,438
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	199	198
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,631,736	2,626,659
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,958	2,957
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	937	937
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	15,467	15,414
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	9,143	9,057
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	629	623
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	26,958	26,704
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,531	1,513
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,150	1,142
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,061	17,705
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,212	15,892
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,457	7,310
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	466,925	456,691
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	442,038	430,235
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	325,385	318,253
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	103,975	101,696
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	68,099	66,607
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	16,597	16,128
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	11,504	11,252
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	8,287	8,053
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	6,049	5,916
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,140	5,028
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,699,375	2,634,301
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	76,744	74,894
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	11,659	11,378
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	729,214	703,431
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	194,017	187,278
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	367	367
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	2,051,623	2,053,435
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	420,158	419,929
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	156,474	156,370
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	11,896	11,889
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	11,128	11,124
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,769	9,758
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,980	4,977
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,727	3,725
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,578	2,577
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,737	1,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,208	1,208
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	863	862
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	449	450
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	12,723	12,710
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	9,552	9,543
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,385	4,381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,527	1,525
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,504	1,501
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,282	23,260
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	640	639
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	10,300	10,232
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	6,486	6,425
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	3,244	3,214
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	18,845	18,609
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	88,528	86,781
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	51,178	50,169
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,612,760	1,577,913
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	640,693	624,607
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	208,177	203,614
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	174,563	170,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	77,633	75,931
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	6,856	6,702
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,520	2,465
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	107,287	104,667
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	889,049	859,837
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	456,555	441,554
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	38,347	37,059
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	878,133	847,084
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	573,624	555,493
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	408,661	394,468
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	120,250	115,999
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	784	781
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	1,499	1,501
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	149,871	149,774
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	142,603	142,484
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	15,188	15,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,165	14,170
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,176	14,166
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	11,371	11,365
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,078	10,072
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,100	6,095
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,159	5,160
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,492	3,490
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,622	2,625
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	395,416	395,089
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	312,961	312,667
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	28,415	28,381
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	24,165	24,144
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	18,702	18,692
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,459	7,460
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,245	1,243
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	73,529	73,439
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	17,456	17,426
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,339	10,321
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,570	9,552
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,794	2,786
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	30,567	30,279
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	30,016	29,733
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	29,529	29,251
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	16,037	15,885
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	6,800	6,735
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	607,582	604,543
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	249,030	244,583
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	6,155	6,045
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	4,960	4,872
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	175,047	171,100
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	159,580	155,983
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	12,987	12,694
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	4,421	4,322
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	32,623	31,633
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,644,347	1,586,208
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	79,616	76,801
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	2,149	2,148
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,650	32,697
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	979	980
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	259,384	259,262
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,835	1,834
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	131,655	131,515
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,974	8,966
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,388	1,386
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	32,499	32,401
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	17,287	17,212
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	2,456	2,433
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	1,170	1,161
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	21,016	20,641
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	23,669	23,202
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,238	10,039
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	4,936	4,839
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	318,374	311,197
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	199,482	194,984
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	8,340	8,152
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	246,174	240,624
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	197,666	193,210
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	179,216	174,503
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	159,335	155,146
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	403,819	390,172
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	58,576	56,372
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	8,502	8,622
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	7,102	7,207
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	8,186	8,312
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	15,556	15,797
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	27,058	27,411
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	24,381	24,693
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	23,279	23,583
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	14,676	14,877
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	12,788	12,957
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	10,937	11,080
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	5,346	5,426
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	94,554	95,194
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	755,550	749,326
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,288,930	4,240,196
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2025	103	102
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	114,415	115,958
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	351	357
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	70,383	71,486
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	15,642	15,856
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	25,490	25,878
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	85,610	86,939
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2047	32,788	33,113
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	7,104,637	7,235,846
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	74,335	74,628
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	886,587	890,089
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	589,092	583,908
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	348,482	345,437
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	328,213	325,714
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	217,766	215,972
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	5,975,067	5,922,112
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	180,815	183,128
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	53,679	54,403
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	19,453	19,736
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	542	549
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	59,268	60,151
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	2,655	2,693
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	28,572	29,014
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	79,181	80,226
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	59,543	60,472
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	7,010	7,121
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	67,012	67,528
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	339,174	340,513
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	147,619	148,618
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	14,748	14,848
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	22,026,497	21,858,816
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	317,896	316,370
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	342,954	338,950
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	931,209	918,591
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	174,384	172,239
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	10,243	10,341
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	14,674	14,900
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	6,259	6,356
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	45,681	46,365
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	29,318	29,717
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	4,760	4,833
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	330,164	332,706
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	411,943	413,570
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	57,258	57,645
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,828,568	2,802,261
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	444,295	440,635
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	365,749	362,736
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	307,159	304,628
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2032	105,705	106,860
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	504	512
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	166,199	168,479
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	9,100	9,226
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	702	713
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	646	655
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	3,597	3,653
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	1,010	1,026
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	3,682	3,738
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	13,899	14,054
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,116,252	1,124,847
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	465,680	465,991
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	201,454	202,816
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	52,568	52,924
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	2,573,009	2,543,772
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	933,986	926,000
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	210,048	208,252
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	191,845	190,085
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	121,560	120,521
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	80,334	79,597
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	2,814,784	2,781,041
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	19,543,100	19,278,287
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	22,010	22,227
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	445	451
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	498	505
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	581	590
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	10,286	10,434
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	5,843	5,932
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	623	633
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	563	572
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	430	436
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	999,901	1,010,159
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	10,193	10,351
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	25,454	25,852
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	2,504	2,544
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	17,999	18,249
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	26,000	26,348
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	15,440	15,647
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	11,201	11,343
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,448	3,492
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	196,390	197,718
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	115,900	116,684
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	569,215	564,206
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	28,801	28,555
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	185,401	183,063
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	112,787	114,368
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	32,584	33,045
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	15,880	16,109
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	11,938	12,116
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	1,346	1,365
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	11,422,686	11,539,878
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	101,666	103,240
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	28,493	28,931
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	2,792	2,836
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	116,564	118,391
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	57,309	58,196
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	56,386	57,259
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	36,122	36,691
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	32,602	33,111
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	31,057	31,543
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,605	9,754
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	471,795	479,210
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	14,810	14,999
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	28,530	28,830
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	14,711	14,875
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	174,055	174,830
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	32,609	32,829
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2050	167,778	168,493
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	11,840,857	11,728,515
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	216,100	213,645
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	2,459	2,483
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	636	644
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	7,873	7,988
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	3,144	3,191
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	680	691
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	1,246,246	1,259,811
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	18,840	19,123
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	2,895	2,939
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	152,085	153,646
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	7,812	7,932
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,669	6,772
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,882	1,912
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	927	941
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	58,624	59,542
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	14,725	14,956
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,241	1,260
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	4,501	4,571
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,840	3,900
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	14,828	14,984
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	70,056	70,793
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	28,584	28,840
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	8,056,736	7,963,931
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	919,136	910,128
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	796,825	789,265
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	778,416	772,490
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	711,130	704,160
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	686,321	682,008
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	451,244	446,822
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	129,221	127,954
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	128,203	126,946
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	9,464,357	9,344,986
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	9,042	9,165
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	2,831	2,870
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	3,521	3,573
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	1,199	1,216
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	2,212	2,245
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	990	1,004
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	211,575	214,340
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	10,095	10,245
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,596	4,663
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	18,680	18,970
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,123	2,156
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	276	280
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	101,132	102,713
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	33,800	34,324
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	31,073	31,555
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,867	6,973
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	8,625	8,760
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	338,392	341,420
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	90,953	91,767
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	3,256	3,285
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	678,199	670,917
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	625,447	619,317
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2055	400,000	394,548
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	15,971	16,156
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	393	398
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	339,038	343,582
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	12,063	12,227
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	230,396	233,465
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	134,889	136,740
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	10,970	11,111
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	3,174	3,220
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,960	10,114
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	2,030	2,061
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,469	1,491
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	995	1,010
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	954	968
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	36,601	37,170
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	20,856	21,181
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	20,440	20,764
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	29,554	29,865
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	17,368	17,551
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	188,042	189,725
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	7,681,228	7,605,950
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	196,505	193,966
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	2,999,997	2,959,113
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	5,470	5,540
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	876	886
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	33,163	33,585
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	676	685
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	384	389
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	12,233	12,420
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	2,800,002	2,828,729
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,866	1,895
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,408	1,430
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	21,812	22,143
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	15,949	16,198
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	32,077	32,522
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	28,660	29,113
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	95,703	96,709
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	22,524	22,761
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	953,885	961,230
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	43,819	44,157
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	348,463	350,820
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	22,439	22,508
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	13,048,500	13,026,641
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	757,028	746,770
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	8,642,864	8,525,077
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	20,962	21,235
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,999,900	2,020,418
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	16,497	16,756
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	13,900	14,118
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	181,963	184,452
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	1,154	1,170
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	2,694	2,736
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	92,240	92,950
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	19,221	19,369
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	3,521	3,511
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	133,586	132,212
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	85,795	84,939
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	37,295	36,985
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	19,203	19,029
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,277,698	3,244,552
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	734	755
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	7,022	7,279
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	4,066	4,221
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	4,064	4,219
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	8,078	8,394
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,529	7,826
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	4,133	4,293
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	2,590	2,688
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	3,582	3,718
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	2,667	2,770
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	42,365	44,020
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	4,321	4,483
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	74,783	77,685
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	414,421	426,797
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	111,475	114,275
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	981,834	993,052
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	872,270	882,237
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	2,116,045	2,134,271
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	3,372	3,494
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	2,268	2,346
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	175	181
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	2,033	2,108
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	15,084	15,674
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	10,009,315	10,133,067
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	18,180,062	18,507,096
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,729,360	1,744,256
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	701,016	707,931
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	134,688	136,017
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	123,424	124,487
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	8,722	8,982
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	2,190	2,256
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	1,177	1,220
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	167,845	173,941
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	100,228	103,809
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	46,418	48,077
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	5,550	5,758
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,134	2,211
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	170	176
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	158	163
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	119,296	123,580
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	9,729	10,099
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	809,592	819,602
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	904,847	912,641
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	2,005	2,073
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	56,644	58,668
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	36,798	38,119
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	12,097	12,532
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	2,217	2,297
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	931	962
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	81,244	84,230
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	14,674	15,248
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,568	4,741
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	1,011	1,043
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	5,117	5,312
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	1,209	1,253
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	36,126	37,557
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	35,067	36,457
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	28,501	29,618
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	16,503	17,158
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	15,399	15,980
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	14,670	15,186
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	2,209,323	2,228,353
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	2,114,764	2,132,979
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	3,268	3,361
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	115,908	119,504
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	3,545	3,655
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	47,170	48,770
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	27,740	28,681
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	15,753	16,281
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	12,132	12,563
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	39,586	41,047
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	7,246	7,517
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,320	6,554
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	28,621	29,743
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	25,268	26,176
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	6,607	6,829
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	5,313	5,504
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	146,076	151,245
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	7,948	8,265
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	73,403	76,189
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	68,065	70,801
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	21,092	21,885
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	21,040	21,838
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,033	3,155
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	296,374	305,225
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,511,234	2,539,927
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	4,852,653	4,882,320
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	5,176	5,360
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	4,932	5,110
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	179,159	185,878
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	5,929	6,159
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	4,824	5,014
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	20,548	21,336
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	51,539	53,210
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	26,012,500	26,407,268
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	267,972	270,113
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2031	3,848	3,873
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	955	985
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	83,810	86,505
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	4,050	4,177
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	10,912	11,311
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	698	719
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	4,671	4,852
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	64,853	67,395
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	22,604	23,502
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	831,937	839,883
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	769,791	775,940
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	28,942	29,786
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	12,849	13,220
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	23,524	24,260
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	5,551	5,709
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	230,077	238,026
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	12,925	13,400
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	19,711	20,439
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	36,011	37,404
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	16,870	17,527
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,534	5,747
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,470	5,681
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	3,636	3,778
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	1,678	1,742
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	32,031	33,264
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	164,262	170,721
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	60,256	62,676
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	7,654	7,955
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	368,081	380,876
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	19,593	20,312
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	17,727	18,422
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	17,960,783	18,104,265
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	7,696	7,743
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	32,874	33,844
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	30,471	31,379
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	12,775	13,102
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	900	934
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	13,824	14,357
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	45,943	47,686
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	12,259	12,719
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	11,354	11,798
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,823	2,931
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,114	2,195
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	28,355	29,481
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	7,472	7,758
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,136	4,294
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	2,262	2,351
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	15,471	16,058
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	14,700	15,290
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	5,435	5,626
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	6,564	6,740
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,492,872	1,508,064
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	474,275	478,509
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	421,360	426,175
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	385,155	388,593
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	60,369	60,806
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	7,440,901	7,491,043
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	15,592	16,076
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	7,416	7,635
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	5,610	5,777
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	4,094	4,215
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	232,955	240,555
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	75,559	78,217
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	21,283	22,005
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	4,762	4,939
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	3,314	3,437
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,983	2,057
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,955	2,030
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,632	1,695
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,566	2,665
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,293	2,383
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	11,528	11,953
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	7,412	7,709
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,821	1,892
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	16,790	17,465
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	9,055,909	9,215,982
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,973,250	1,990,864
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,305,003	1,316,652
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	428,204	432,026
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	206,956	209,644
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	143,875	144,917
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	85,251	86,012
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	78,637	79,339
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	23,072	23,307
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,598,592	4,668,380
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	6,146,591	6,184,169
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	13,192	13,441
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	21,863	22,666
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,904	4,040
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,840	3,971
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,386	3,504
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	29,643	30,798
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	2,487	2,587
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	14,380	14,924
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	17,730,958	17,889,226
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	7,083,229	7,144,241
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,221,546	2,241,376
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	923,201	931,153
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	741,542	748,161
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	45,430	45,782
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	30,103	30,409
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	5,962	6,156
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	61,290	63,156
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	33,143	34,391
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	11,029	11,462
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,146	5,340
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	5,231	5,434
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	124,125	128,981
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	42,288	43,953
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	276,537	285,813
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	91,207	94,707
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	17,476	18,151
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	2,117,138	2,135,374
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,148,368	1,158,259
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	975,239	983,640
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	708,107	714,207
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	560,811	568,025
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	368,132	371,763
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	169,383	171,107
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	164,257	165,631
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	117,622	118,635
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	84,638	85,367
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	77,240	77,905
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	395	413
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	8,219	8,689
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	3,798,802	3,896,440
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	2,445,085	2,498,760
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	114,333	119,083
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	149	157
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	48	49
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	65,828	69,541
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,570	1,659
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	235	248
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	207	218
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	7,691,769	7,877,447
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	217,124	221,955
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	115,653	120,091
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	19,310	20,051
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	37,886	39,574
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	25,012	26,380
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	222	234
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	937	992
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	43,290	45,809
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	29,769	31,475
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	16,894,414	17,302,242
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	5,245,992	5,371,354
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	37,477	39,597
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	467	494
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	12,982,256	13,332,158
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	17,269,547	17,686,430
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	8,377,560	8,632,152
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	3,115,909	3,184,311
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	2,907,524	2,971,351
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	79,001	80,735
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	56,039	58,491
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	51,168	53,918
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	35,956	37,923
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	2,197	2,313
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	16,476	17,394
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	2,527	2,671
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	801,159	822,752
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,895,025	2,958,578
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	989,157	1,010,872
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	21,276	22,198
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	4,381	4,610
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	13,222	13,974
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	7,449,277	7,708,250
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	5,574,805	5,697,184
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,977,803	2,021,221
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	760,558	777,254
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	130,422	136,607
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	128,934	134,951
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	28,766	30,284
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	412	434
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	3,499	3,703
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	53,978	57,072
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	24,495	25,894
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	300,805	308,537
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	3,350,265	3,429,935
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	5,298,454	5,414,767
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	1,636,778	1,672,710
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	16,283	17,201
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	4,828,744	4,952,853
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,931,788	2,996,147
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	310,143	316,951
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	56,620	58,817
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	15,407	16,303
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	30,235	31,982
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	29,754	31,459
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	400	423
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,792,268	5,920,688
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	5,903	6,236
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	19,652	20,782
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,211	2,337
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	8,119,696	8,383,589
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	67,270	71,123
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	10,264,852	10,512,643
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	810,256	828,059
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	141	148
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	3,275	3,465
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,732,968	3,820,631
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	463,499	473,674
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	69,794	73,491
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	560	591
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	33,622	35,411
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	15,839	16,728
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	31,633	33,404
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	50,367	53,196
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	18,952	20,038
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	16,159	17,098
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,875,479	8,049,243
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,238,435	1,265,757
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	4,465	4,690
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	16,029	16,737
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	4,126	4,406
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	258,046	268,479
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	60,832	63,324
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	885,644	918,739
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2027	5,264	5,317
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	3,521	3,695
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	2,908	3,035
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	12,521	13,333
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	118,331	125,936
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	2,042	2,183
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	1,686	1,803
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,288	2,454
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	368	394
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	43,126	46,067
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	17,474	18,602
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	5,585	5,970
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,205	1,287
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	3,876,793	4,024,088
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2028	2,076	2,087
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	2,142	2,287
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	26,853	28,708
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	400,729	415,954
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	15,369	16,048
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	992	1,036
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	18,486	19,526
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,978	2,106
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	11,405	12,155
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	3,793	4,049
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	300	319
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	165	176
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	22,119,877	22,960,297
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	222,892	232,214
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,116	1,192
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	684	731
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	592,454	615,519
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	521,908	543,409
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	32,779	34,238
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	823	864
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	1,691	1,804
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	4,981	5,288
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	617,076	640,627
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	352,034	366,372
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	334,101	346,466
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	880	914
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	3,395	3,626
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	3,828	4,086
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	23,575	24,910
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	16,900	17,789
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,322	2,472
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	603	643
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,497	13,042
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,692	9,094
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	24,197	25,401
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	22,461	23,674
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,265	8,745
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	815	850
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	3,993	4,259
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	690	732
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2026	490	491
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	1,424	1,479
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	1,250	1,305
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	1,035	1,079
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	68,778	71,959
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	2,834	3,030
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	942	1,005
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	13,616	14,225
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,541	1,608
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	13,457	14,305
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	1,256	1,302
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	174	185
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	4,251	4,406
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	354,350	367,796
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	283,254	297,823
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	31,075,440	32,756,367
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,768,024	1,868,493
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,739,401	1,833,638
Freddie Mac Gold Pool 1.5% 1/1/2037	2,770,441	2,475,605
Freddie Mac Gold Pool 1.5% 1/1/2051	99,284	75,353
Freddie Mac Gold Pool 1.5% 1/1/2052	850,438	645,186
Freddie Mac Gold Pool 1.5% 1/1/2052	782,285	593,482
Freddie Mac Gold Pool 1.5% 10/1/2036	1,494,275	1,336,652
Freddie Mac Gold Pool 1.5% 10/1/2036	823,572	736,698
Freddie Mac Gold Pool 1.5% 10/1/2036	689,208	616,507
Freddie Mac Gold Pool 1.5% 10/1/2036	354,687	317,273
Freddie Mac Gold Pool 1.5% 10/1/2036	218,593	195,534
Freddie Mac Gold Pool 1.5% 10/1/2036	109,109	97,600
Freddie Mac Gold Pool 1.5% 10/1/2041	5,300,561	4,399,554
Freddie Mac Gold Pool 1.5% 10/1/2051	9,266,532	7,030,073
Freddie Mac Gold Pool 1.5% 10/1/2051	2,812,193	2,133,476
Freddie Mac Gold Pool 1.5% 10/1/2051	133,635	101,383
Freddie Mac Gold Pool 1.5% 11/1/2035	251,134	225,663
Freddie Mac Gold Pool 1.5% 11/1/2036	12,376,021	11,070,542
Freddie Mac Gold Pool 1.5% 11/1/2037	1,473,038	1,316,274
Freddie Mac Gold Pool 1.5% 11/1/2051	8,577,683	6,507,477
Freddie Mac Gold Pool 1.5% 12/1/2050	14,781,253	11,236,923
Freddie Mac Gold Pool 1.5% 12/1/2051	7,541,035	5,721,021
Freddie Mac Gold Pool 1.5% 2/1/2037	203,497	181,840
Freddie Mac Gold Pool 1.5% 3/1/2037	1,073,864	959,581
Freddie Mac Gold Pool 1.5% 3/1/2052	2,873,096	2,179,680
Freddie Mac Gold Pool 1.5% 4/1/2052	3,095,428	2,348,353
Freddie Mac Gold Pool 1.5% 4/1/2052	1,499,977	1,137,961
Freddie Mac Gold Pool 1.5% 5/1/2036	2,765,421	2,480,625
Freddie Mac Gold Pool 1.5% 5/1/2051	437,333	331,920
Freddie Mac Gold Pool 1.5% 6/1/2036	787,063	706,008
Freddie Mac Gold Pool 1.5% 6/1/2051	185,037	140,437
Freddie Mac Gold Pool 1.5% 6/1/2051	181,056	137,415
Freddie Mac Gold Pool 1.5% 7/1/2036	13,681,136	12,263,640
Freddie Mac Gold Pool 1.5% 7/1/2041	13,706,053	11,411,967
Freddie Mac Gold Pool 1.5% 8/1/2035	212,382	191,638
Freddie Mac Gold Pool 1.5% 9/1/2051	935,237	709,519
Freddie Mac Gold Pool 2% 1/1/2029	18,532	18,037
Freddie Mac Gold Pool 2% 1/1/2032	56,042	53,482
Freddie Mac Gold Pool 2% 1/1/2036	1,003,407	924,150
Freddie Mac Gold Pool 2% 1/1/2051	208,053,780	166,732,552
Freddie Mac Gold Pool 2% 1/1/2051	10,792,108	8,662,194
Freddie Mac Gold Pool 2% 1/1/2051	1,329,221	1,056,503
Freddie Mac Gold Pool 2% 1/1/2051	459,855	368,524
Freddie Mac Gold Pool 2% 1/1/2052	2,992,795	2,380,631
Freddie Mac Gold Pool 2% 1/1/2052	1,942,636	1,573,203
Freddie Mac Gold Pool 2% 1/1/2052	135,053	107,724
Freddie Mac Gold Pool 2% 10/1/2036	560,828	514,952
Freddie Mac Gold Pool 2% 10/1/2036	392,620	360,810
Freddie Mac Gold Pool 2% 10/1/2036	363,469	333,737
Freddie Mac Gold Pool 2% 10/1/2050	3,679,063	2,951,819
Freddie Mac Gold Pool 2% 10/1/2050	63,790	51,360
Freddie Mac Gold Pool 2% 11/1/2035	9,760,462	8,989,500
Freddie Mac Gold Pool 2% 11/1/2035	91,817	84,564
Freddie Mac Gold Pool 2% 11/1/2035	91,719	84,560
Freddie Mac Gold Pool 2% 11/1/2036	4,146,507	3,806,024
Freddie Mac Gold Pool 2% 11/1/2050	8,872,822	7,118,923
Freddie Mac Gold Pool 2% 11/1/2050	4,203,013	3,372,200
Freddie Mac Gold Pool 2% 11/1/2050	3,386,311	2,716,936
Freddie Mac Gold Pool 2% 11/1/2050	1,960,911	1,588,616
Freddie Mac Gold Pool 2% 11/1/2050	1,789,917	1,436,103
Freddie Mac Gold Pool 2% 11/1/2050	1,381,215	1,108,189
Freddie Mac Gold Pool 2% 11/1/2050	216,134	173,410
Freddie Mac Gold Pool 2% 11/1/2051	18,954,226	15,195,681
Freddie Mac Gold Pool 2% 11/1/2051	18,989,504	15,176,490
Freddie Mac Gold Pool 2% 11/1/2051	15,655,336	12,550,947
Freddie Mac Gold Pool 2% 12/1/2035	111,311	102,518
Freddie Mac Gold Pool 2% 12/1/2036	262,444	240,729
Freddie Mac Gold Pool 2% 12/1/2040	4,852,470	4,210,768
Freddie Mac Gold Pool 2% 12/1/2050	9,346,802	7,499,211
Freddie Mac Gold Pool 2% 12/1/2050	2,941,692	2,360,205
Freddie Mac Gold Pool 2% 12/1/2050	1,998,488	1,589,081
Freddie Mac Gold Pool 2% 12/1/2050	781,376	621,060
Freddie Mac Gold Pool 2% 12/1/2050	28,006	22,487
Freddie Mac Gold Pool 2% 12/1/2051	23,801,481	19,237,942
Freddie Mac Gold Pool 2% 12/1/2051	2,759,903	2,234,187
Freddie Mac Gold Pool 2% 12/1/2051	289,113	231,060
Freddie Mac Gold Pool 2% 2/1/2028	27,116	26,492
Freddie Mac Gold Pool 2% 2/1/2036	10,989,803	10,121,737
Freddie Mac Gold Pool 2% 2/1/2051	6,186,280	4,957,633
Freddie Mac Gold Pool 2% 2/1/2051	4,043,279	3,214,980
Freddie Mac Gold Pool 2% 2/1/2052	392,333	312,083
Freddie Mac Gold Pool 2% 2/1/2052	93,738	74,564
Freddie Mac Gold Pool 2% 3/1/2028	35,446	34,607
Freddie Mac Gold Pool 2% 3/1/2036	1,182,440	1,089,041
Freddie Mac Gold Pool 2% 3/1/2037	2,571,259	2,358,919
Freddie Mac Gold Pool 2% 3/1/2051	46,950,391	37,596,305
Freddie Mac Gold Pool 2% 3/1/2051	10,185,316	8,156,061
Freddie Mac Gold Pool 2% 3/1/2051	7,964,915	6,395,461
Freddie Mac Gold Pool 2% 3/1/2051	996,554	792,402
Freddie Mac Gold Pool 2% 3/1/2052	21,982,473	17,506,657
Freddie Mac Gold Pool 2% 3/1/2052	12,341,487	9,967,498
Freddie Mac Gold Pool 2% 3/1/2052	6,237,554	4,961,688
Freddie Mac Gold Pool 2% 3/1/2052	3,764,527	3,021,566
Freddie Mac Gold Pool 2% 3/1/2052	84,207	67,167
Freddie Mac Gold Pool 2% 3/1/2052	28,006	22,584
Freddie Mac Gold Pool 2% 4/1/2036	35,505,208	32,667,426
Freddie Mac Gold Pool 2% 4/1/2037	6,252,440	5,737,077
Freddie Mac Gold Pool 2% 4/1/2042	19,634,534	17,041,531
Freddie Mac Gold Pool 2% 4/1/2052	8,670,269	6,959,118
Freddie Mac Gold Pool 2% 4/1/2052	4,594,715	3,702,268
Freddie Mac Gold Pool 2% 5/1/2028	32,049	31,250
Freddie Mac Gold Pool 2% 5/1/2035	16,663	15,519
Freddie Mac Gold Pool 2% 5/1/2051	22,519,083	18,032,530
Freddie Mac Gold Pool 2% 5/1/2051	639,925	518,430
Freddie Mac Gold Pool 2% 5/1/2051	618,573	491,853
Freddie Mac Gold Pool 2% 6/1/2028	23,281	22,687
Freddie Mac Gold Pool 2% 6/1/2050	71,770	57,650
Freddie Mac Gold Pool 2% 6/1/2051	569,254	453,349
Freddie Mac Gold Pool 2% 7/1/2038	4,631,915	4,250,126
Freddie Mac Gold Pool 2% 7/1/2051	26,119,207	21,029,660
Freddie Mac Gold Pool 2% 7/1/2051	2,674,374	2,174,144
Freddie Mac Gold Pool 2% 8/1/2031	51,662	49,328
Freddie Mac Gold Pool 2% 8/1/2037	173,618	159,307
Freddie Mac Gold Pool 2% 8/1/2050	1,889,535	1,517,210
Freddie Mac Gold Pool 2% 8/1/2051	889,536	711,754
Freddie Mac Gold Pool 2% 8/1/2051	741,582	594,993
Freddie Mac Gold Pool 2% 8/1/2051	244,849	195,914
Freddie Mac Gold Pool 2% 9/1/2035	24,384,525	22,481,294
Freddie Mac Gold Pool 2% 9/1/2041	56,799,382	49,003,638
Freddie Mac Gold Pool 2% 9/1/2050	12,105,241	9,719,953
Freddie Mac Gold Pool 2% 9/1/2050	2,274,118	1,826,013
Freddie Mac Gold Pool 2% 9/1/2050	101,459	81,404
Freddie Mac Gold Pool 2% 9/1/2051	30,244,854	24,200,166
Freddie Mac Gold Pool 2% 9/1/2051	366,245	293,048
Freddie Mac Gold Pool 2.5% 1/1/2030	6,141	5,985
Freddie Mac Gold Pool 2.5% 1/1/2031	124,885	121,231
Freddie Mac Gold Pool 2.5% 1/1/2032	24,713	23,875
Freddie Mac Gold Pool 2.5% 1/1/2035	841,921	797,921
Freddie Mac Gold Pool 2.5% 1/1/2037	16,739	15,717
Freddie Mac Gold Pool 2.5% 1/1/2052	6,747,279	5,607,480
Freddie Mac Gold Pool 2.5% 1/1/2052	944,501	784,949
Freddie Mac Gold Pool 2.5% 1/1/2052	942,415	783,510
Freddie Mac Gold Pool 2.5% 1/1/2052	777,468	648,805
Freddie Mac Gold Pool 2.5% 1/1/2052	768,234	638,458
Freddie Mac Gold Pool 2.5% 1/1/2053	1,994,732	1,659,637
Freddie Mac Gold Pool 2.5% 10/1/2029	80,940	78,959
Freddie Mac Gold Pool 2.5% 10/1/2031	77,040	74,510
Freddie Mac Gold Pool 2.5% 10/1/2031	28,105	27,154
Freddie Mac Gold Pool 2.5% 10/1/2031	7,830	7,573
Freddie Mac Gold Pool 2.5% 10/1/2032	367,515	354,003
Freddie Mac Gold Pool 2.5% 10/1/2034	489,021	466,673
Freddie Mac Gold Pool 2.5% 10/1/2034	289,854	276,608
Freddie Mac Gold Pool 2.5% 10/1/2034	7,895	7,534
Freddie Mac Gold Pool 2.5% 10/1/2039	15,798	14,296
Freddie Mac Gold Pool 2.5% 10/1/2049	574,020	484,228
Freddie Mac Gold Pool 2.5% 10/1/2049	421,809	356,486
Freddie Mac Gold Pool 2.5% 10/1/2050	22,272,594	18,642,390
Freddie Mac Gold Pool 2.5% 10/1/2050	21,954,949	18,616,651
Freddie Mac Gold Pool 2.5% 10/1/2051	22,990,774	19,114,192
Freddie Mac Gold Pool 2.5% 10/1/2051	10,992,007	9,183,248
Freddie Mac Gold Pool 2.5% 10/1/2051	3,985,675	3,313,632
Freddie Mac Gold Pool 2.5% 10/1/2051	2,248,675	1,878,650
Freddie Mac Gold Pool 2.5% 10/1/2051	1,007,092	837,281
Freddie Mac Gold Pool 2.5% 10/1/2051	106,909	89,317
Freddie Mac Gold Pool 2.5% 10/1/2053	13,609,300	11,357,101
Freddie Mac Gold Pool 2.5% 11/1/2034	558,551	530,757
Freddie Mac Gold Pool 2.5% 11/1/2035	742,199	701,090
Freddie Mac Gold Pool 2.5% 11/1/2037	903,840	847,847
Freddie Mac Gold Pool 2.5% 11/1/2037	138,172	129,613
Freddie Mac Gold Pool 2.5% 11/1/2037	117,205	109,981
Freddie Mac Gold Pool 2.5% 11/1/2049	750,611	631,787
Freddie Mac Gold Pool 2.5% 11/1/2050	11,512,642	9,729,740
Freddie Mac Gold Pool 2.5% 11/1/2051	11,805,933	9,863,241
Freddie Mac Gold Pool 2.5% 11/1/2051	9,942,584	8,297,189
Freddie Mac Gold Pool 2.5% 11/1/2051	3,030,129	2,568,444
Freddie Mac Gold Pool 2.5% 11/1/2051	1,926,316	1,609,337
Freddie Mac Gold Pool 2.5% 11/1/2051	928,327	771,797
Freddie Mac Gold Pool 2.5% 11/1/2051	107,986	89,778
Freddie Mac Gold Pool 2.5% 12/1/2029	177,670	173,137
Freddie Mac Gold Pool 2.5% 12/1/2032	11,619	11,185
Freddie Mac Gold Pool 2.5% 12/1/2034	48,500	46,086
Freddie Mac Gold Pool 2.5% 12/1/2035	312,222	294,929
Freddie Mac Gold Pool 2.5% 12/1/2049	4,015,301	3,379,670
Freddie Mac Gold Pool 2.5% 12/1/2051	20,310,558	17,057,270
Freddie Mac Gold Pool 2.5% 12/1/2051	2,323,553	1,931,042
Freddie Mac Gold Pool 2.5% 12/1/2051	1,810,458	1,505,188
Freddie Mac Gold Pool 2.5% 12/1/2051	1,685,330	1,428,019
Freddie Mac Gold Pool 2.5% 12/1/2051	1,193,064	991,896
Freddie Mac Gold Pool 2.5% 12/1/2051	1,091,564	907,170
Freddie Mac Gold Pool 2.5% 12/1/2051	997,531	829,333
Freddie Mac Gold Pool 2.5% 12/1/2051	931,333	774,297
Freddie Mac Gold Pool 2.5% 2/1/2030	195,109	189,956
Freddie Mac Gold Pool 2.5% 2/1/2032	153,216	147,810
Freddie Mac Gold Pool 2.5% 2/1/2032	15,978	15,431
Freddie Mac Gold Pool 2.5% 2/1/2032	11,745	11,350
Freddie Mac Gold Pool 2.5% 2/1/2033	358,597	345,056
Freddie Mac Gold Pool 2.5% 2/1/2035	152,089	144,141
Freddie Mac Gold Pool 2.5% 2/1/2037	428,824	402,661
Freddie Mac Gold Pool 2.5% 2/1/2050	404,317	340,313
Freddie Mac Gold Pool 2.5% 2/1/2051	668,906	562,598
Freddie Mac Gold Pool 2.5% 2/1/2052	46,526,295	38,826,672
Freddie Mac Gold Pool 2.5% 2/1/2052	1,951,902	1,622,783
Freddie Mac Gold Pool 2.5% 2/1/2052	799,636	667,304
Freddie Mac Gold Pool 2.5% 2/1/2052	780,798	651,584
Freddie Mac Gold Pool 2.5% 2/1/2052	775,031	646,771
Freddie Mac Gold Pool 2.5% 3/1/2028	141,065	138,568
Freddie Mac Gold Pool 2.5% 3/1/2028	21,410	21,009
Freddie Mac Gold Pool 2.5% 3/1/2030	2,255	2,197
Freddie Mac Gold Pool 2.5% 3/1/2031	18,355	17,793
Freddie Mac Gold Pool 2.5% 3/1/2032	1,912,141	1,845,926
Freddie Mac Gold Pool 2.5% 3/1/2033	331,104	318,482
Freddie Mac Gold Pool 2.5% 3/1/2033	39,572	38,105
Freddie Mac Gold Pool 2.5% 3/1/2035	1,183,991	1,121,003
Freddie Mac Gold Pool 2.5% 3/1/2037	144,230	135,340
Freddie Mac Gold Pool 2.5% 3/1/2052	18,656,614	15,569,137
Freddie Mac Gold Pool 2.5% 3/1/2052	39,655	33,092
Freddie Mac Gold Pool 2.5% 4/1/2027	82,740	81,806
Freddie Mac Gold Pool 2.5% 4/1/2027	72,048	71,156
Freddie Mac Gold Pool 2.5% 4/1/2031	468,804	454,267
Freddie Mac Gold Pool 2.5% 4/1/2032	12,481	12,045
Freddie Mac Gold Pool 2.5% 4/1/2033	99,274	95,422
Freddie Mac Gold Pool 2.5% 4/1/2033	6,822	6,571
Freddie Mac Gold Pool 2.5% 4/1/2035	552,547	523,151
Freddie Mac Gold Pool 2.5% 4/1/2042	8,990,544	7,993,349
Freddie Mac Gold Pool 2.5% 4/1/2051	1,994,957	1,657,955
Freddie Mac Gold Pool 2.5% 4/1/2052	21,156,092	17,674,810
Freddie Mac Gold Pool 2.5% 4/1/2052	10,634,616	8,868,050
Freddie Mac Gold Pool 2.5% 4/1/2052	3,342,699	2,829,211
Freddie Mac Gold Pool 2.5% 4/1/2052	2,863,454	2,387,792
Freddie Mac Gold Pool 2.5% 4/1/2052	556,467	462,464
Freddie Mac Gold Pool 2.5% 4/1/2052	92,483	77,120
Freddie Mac Gold Pool 2.5% 5/1/2035	895,124	847,503
Freddie Mac Gold Pool 2.5% 5/1/2051	28,411,225	23,762,731
Freddie Mac Gold Pool 2.5% 5/1/2051	3,158,272	2,677,063
Freddie Mac Gold Pool 2.5% 5/1/2051	18,879	15,707
Freddie Mac Gold Pool 2.5% 5/1/2052	1,788,783	1,492,758
Freddie Mac Gold Pool 2.5% 5/1/2052	397,986	331,875
Freddie Mac Gold Pool 2.5% 6/1/2030	72,109	70,168
Freddie Mac Gold Pool 2.5% 6/1/2031	18,609	18,018
Freddie Mac Gold Pool 2.5% 6/1/2032	37,260	35,865
Freddie Mac Gold Pool 2.5% 6/1/2034	39,155	37,427
Freddie Mac Gold Pool 2.5% 6/1/2035	2,038,823	1,928,447
Freddie Mac Gold Pool 2.5% 6/1/2035	71,989	68,092
Freddie Mac Gold Pool 2.5% 6/1/2037	163,843	153,745
Freddie Mac Gold Pool 2.5% 6/1/2050	3,651,658	3,065,605
Freddie Mac Gold Pool 2.5% 7/1/2028	3,081	3,021
Freddie Mac Gold Pool 2.5% 7/1/2030	1,297,106	1,262,173
Freddie Mac Gold Pool 2.5% 7/1/2030	18,601	18,122
Freddie Mac Gold Pool 2.5% 7/1/2031	32,080	31,062
Freddie Mac Gold Pool 2.5% 7/1/2031	9,063	8,778
Freddie Mac Gold Pool 2.5% 7/1/2033	102,517	98,715
Freddie Mac Gold Pool 2.5% 7/1/2035	2,962,570	2,802,185
Freddie Mac Gold Pool 2.5% 7/1/2049	85,804	72,382
Freddie Mac Gold Pool 2.5% 7/1/2050	12,252,146	10,285,803
Freddie Mac Gold Pool 2.5% 7/1/2050	1,574,786	1,322,049
Freddie Mac Gold Pool 2.5% 7/1/2051	56,415,686	47,185,250
Freddie Mac Gold Pool 2.5% 7/1/2051	7,928,018	6,623,445
Freddie Mac Gold Pool 2.5% 7/1/2051	68,754	57,440
Freddie Mac Gold Pool 2.5% 7/1/2052	2,047,687	1,701,777
Freddie Mac Gold Pool 2.5% 8/1/2031	396,457	383,717
Freddie Mac Gold Pool 2.5% 8/1/2031	54,321	52,576
Freddie Mac Gold Pool 2.5% 8/1/2031	8,327	8,051
Freddie Mac Gold Pool 2.5% 8/1/2034	312,387	298,111
Freddie Mac Gold Pool 2.5% 8/1/2035	4,968,975	4,699,968
Freddie Mac Gold Pool 2.5% 8/1/2046	6,659	5,715
Freddie Mac Gold Pool 2.5% 8/1/2051	14,942,582	12,483,747
Freddie Mac Gold Pool 2.5% 8/1/2051	12,804,841	10,697,776
Freddie Mac Gold Pool 2.5% 8/1/2051	1,524,769	1,267,194
Freddie Mac Gold Pool 2.5% 8/1/2052	56,821	47,382
Freddie Mac Gold Pool 2.5% 9/1/2026	5,444	5,391
Freddie Mac Gold Pool 2.5% 9/1/2031	264,736	256,038
Freddie Mac Gold Pool 2.5% 9/1/2031	11,519	11,145
Freddie Mac Gold Pool 2.5% 9/1/2031	9,142	8,839
Freddie Mac Gold Pool 2.5% 9/1/2032	34,193	32,926
Freddie Mac Gold Pool 2.5% 9/1/2032	6,855	6,610
Freddie Mac Gold Pool 2.5% 9/1/2032	6,805	6,557
Freddie Mac Gold Pool 2.5% 9/1/2034	48,424	46,211
Freddie Mac Gold Pool 2.5% 9/1/2035	5,325,359	5,033,729
Freddie Mac Gold Pool 2.5% 9/1/2050	23,371,723	19,576,980
Freddie Mac Gold Pool 2.5% 9/1/2051	10,476,352	8,752,445
Freddie Mac Gold Pool 2.5% 9/1/2051	2,399,927	2,005,014
Freddie Mac Gold Pool 2.5% 9/1/2051	1,922,949	1,606,523
Freddie Mac Gold Pool 2.5% 9/1/2051	925,552	769,490
Freddie Mac Gold Pool 3% 1/1/2027	22,752	22,533
Freddie Mac Gold Pool 3% 1/1/2027	1,973	1,954
Freddie Mac Gold Pool 3% 1/1/2028	3,491	3,446
Freddie Mac Gold Pool 3% 1/1/2028	3,230	3,189
Freddie Mac Gold Pool 3% 1/1/2029	4,959	4,888
Freddie Mac Gold Pool 3% 1/1/2031	7,871	7,723
Freddie Mac Gold Pool 3% 1/1/2033	1,627,748	1,584,084
Freddie Mac Gold Pool 3% 1/1/2033	169,873	165,382
Freddie Mac Gold Pool 3% 1/1/2040	18,700	17,323
Freddie Mac Gold Pool 3% 1/1/2043	241,926	221,663
Freddie Mac Gold Pool 3% 1/1/2043	33,620	30,713
Freddie Mac Gold Pool 3% 1/1/2043	10,237	9,368
Freddie Mac Gold Pool 3% 1/1/2044	479,762	438,447
Freddie Mac Gold Pool 3% 1/1/2045	231,373	209,279
Freddie Mac Gold Pool 3% 1/1/2047	9,875,188	8,831,950
Freddie Mac Gold Pool 3% 1/1/2048	205,211	182,442
Freddie Mac Gold Pool 3% 1/1/2050	2,183,021	1,917,146
Freddie Mac Gold Pool 3% 1/1/2050	1,202,325	1,054,764
Freddie Mac Gold Pool 3% 1/1/2050	336,776	295,760
Freddie Mac Gold Pool 3% 1/1/2050	132,363	116,325
Freddie Mac Gold Pool 3% 1/1/2052	4,168,124	3,616,193
Freddie Mac Gold Pool 3% 1/1/2053	879,125	762,302
Freddie Mac Gold Pool 3% 10/1/2026	15,470	15,334
Freddie Mac Gold Pool 3% 10/1/2028	187,895	185,139
Freddie Mac Gold Pool 3% 10/1/2028	145,505	143,370
Freddie Mac Gold Pool 3% 10/1/2028	2,387	2,361
Freddie Mac Gold Pool 3% 10/1/2028	2,240	2,207
Freddie Mac Gold Pool 3% 10/1/2029	26,662	26,197
Freddie Mac Gold Pool 3% 10/1/2029	18,598	18,278
Freddie Mac Gold Pool 3% 10/1/2030	110,478	108,352
Freddie Mac Gold Pool 3% 10/1/2030	49,696	48,670
Freddie Mac Gold Pool 3% 10/1/2030	32,242	31,583
Freddie Mac Gold Pool 3% 10/1/2032	23,851	23,259
Freddie Mac Gold Pool 3% 10/1/2033	28,800	27,974
Freddie Mac Gold Pool 3% 10/1/2039	18,997	17,675
Freddie Mac Gold Pool 3% 10/1/2042	226,004	206,861
Freddie Mac Gold Pool 3% 10/1/2042	134,088	122,613
Freddie Mac Gold Pool 3% 10/1/2042	24,063	22,054
Freddie Mac Gold Pool 3% 10/1/2042	13,327	12,190
Freddie Mac Gold Pool 3% 10/1/2042	9,265	8,508
Freddie Mac Gold Pool 3% 10/1/2043	223,415	204,544
Freddie Mac Gold Pool 3% 10/1/2043	17,683	16,189
Freddie Mac Gold Pool 3% 10/1/2043	6,643	6,061
Freddie Mac Gold Pool 3% 10/1/2047	265,499	236,622
Freddie Mac Gold Pool 3% 10/1/2049	3,273,838	2,877,157
Freddie Mac Gold Pool 3% 10/1/2049	1,188,804	1,044,760
Freddie Mac Gold Pool 3% 10/1/2049	554,205	487,054
Freddie Mac Gold Pool 3% 10/1/2049	11,578	10,175
Freddie Mac Gold Pool 3% 10/1/2050	15,698,666	13,757,259
Freddie Mac Gold Pool 3% 10/1/2050	547,257	480,435
Freddie Mac Gold Pool 3% 11/1/2029	4,069	3,998
Freddie Mac Gold Pool 3% 11/1/2030	271,053	266,767
Freddie Mac Gold Pool 3% 11/1/2031	136,121	133,427
Freddie Mac Gold Pool 3% 11/1/2032	61,119	59,666
Freddie Mac Gold Pool 3% 11/1/2032	25,842	25,196
Freddie Mac Gold Pool 3% 11/1/2042	48,645	44,381
Freddie Mac Gold Pool 3% 11/1/2042	31,933	29,310
Freddie Mac Gold Pool 3% 11/1/2047	13,497	11,999
Freddie Mac Gold Pool 3% 11/1/2049	16,051	14,106
Freddie Mac Gold Pool 3% 11/1/2050	6,512,218	5,706,872
Freddie Mac Gold Pool 3% 12/1/2026	480	475
Freddie Mac Gold Pool 3% 12/1/2029	285,859	280,768
Freddie Mac Gold Pool 3% 12/1/2032	171,132	166,746
Freddie Mac Gold Pool 3% 12/1/2032	138,725	135,230
Freddie Mac Gold Pool 3% 12/1/2032	34,335	33,443
Freddie Mac Gold Pool 3% 12/1/2042	4,702,357	4,326,017
Freddie Mac Gold Pool 3% 12/1/2042	32,039	29,344
Freddie Mac Gold Pool 3% 12/1/2042	13,038	11,925
Freddie Mac Gold Pool 3% 12/1/2042	11,065	10,136
Freddie Mac Gold Pool 3% 12/1/2047	57,423	51,052
Freddie Mac Gold Pool 3% 12/1/2049	2,021,540	1,775,333
Freddie Mac Gold Pool 3% 12/1/2049	826,293	725,657
Freddie Mac Gold Pool 3% 12/1/2049	336,895	296,391
Freddie Mac Gold Pool 3% 12/1/2049	214,584	188,450
Freddie Mac Gold Pool 3% 12/1/2050	135,101	118,393
Freddie Mac Gold Pool 3% 2/1/2027	71,083	70,370
Freddie Mac Gold Pool 3% 2/1/2027	43,815	43,375
Freddie Mac Gold Pool 3% 2/1/2028	3,822	3,773
Freddie Mac Gold Pool 3% 2/1/2030	23,448	23,025
Freddie Mac Gold Pool 3% 2/1/2030	20,437	20,069
Freddie Mac Gold Pool 3% 2/1/2030	15,545	15,285
Freddie Mac Gold Pool 3% 2/1/2030	2,049	2,012
Freddie Mac Gold Pool 3% 2/1/2033	402,794	392,643
Freddie Mac Gold Pool 3% 2/1/2033	105,731	102,914
Freddie Mac Gold Pool 3% 2/1/2033	17,872	17,381
Freddie Mac Gold Pool 3% 2/1/2037	33,862	32,500
Freddie Mac Gold Pool 3% 2/1/2040	69,229	64,129
Freddie Mac Gold Pool 3% 2/1/2043	246,004	224,759
Freddie Mac Gold Pool 3% 2/1/2043	183,410	168,639
Freddie Mac Gold Pool 3% 2/1/2043	116,272	106,706
Freddie Mac Gold Pool 3% 2/1/2043	34,197	31,364
Freddie Mac Gold Pool 3% 2/1/2043	7,232	6,627
Freddie Mac Gold Pool 3% 2/1/2047	879,784	786,016
Freddie Mac Gold Pool 3% 2/1/2047	719,641	642,942
Freddie Mac Gold Pool 3% 2/1/2048	11,130	9,883
Freddie Mac Gold Pool 3% 2/1/2050	572,377	504,634
Freddie Mac Gold Pool 3% 2/1/2050	156,323	137,284
Freddie Mac Gold Pool 3% 2/1/2052	3,980,291	3,453,232
Freddie Mac Gold Pool 3% 3/1/2032	596,664	582,647
Freddie Mac Gold Pool 3% 3/1/2033	209,175	203,602
Freddie Mac Gold Pool 3% 3/1/2033	33,013	32,181
Freddie Mac Gold Pool 3% 3/1/2033	7,483	7,285
Freddie Mac Gold Pool 3% 3/1/2040	449,728	416,597
Freddie Mac Gold Pool 3% 3/1/2043	121,160	111,598
Freddie Mac Gold Pool 3% 3/1/2043	116,549	106,866
Freddie Mac Gold Pool 3% 3/1/2043	74,704	68,254
Freddie Mac Gold Pool 3% 3/1/2043	21,890	20,021
Freddie Mac Gold Pool 3% 3/1/2043	5,810	5,335
Freddie Mac Gold Pool 3% 3/1/2045	195,144	176,692
Freddie Mac Gold Pool 3% 3/1/2045	190,807	172,108
Freddie Mac Gold Pool 3% 3/1/2045	111,286	100,654
Freddie Mac Gold Pool 3% 3/1/2047	2,020,054	1,804,757
Freddie Mac Gold Pool 3% 3/1/2048	138,659	123,115
Freddie Mac Gold Pool 3% 3/1/2050	1,176,800	1,037,521
Freddie Mac Gold Pool 3% 3/1/2050	817,457	717,131
Freddie Mac Gold Pool 3% 3/1/2050	290,391	254,751
Freddie Mac Gold Pool 3% 3/1/2051	50,964	44,725
Freddie Mac Gold Pool 3% 4/1/2027	6,802	6,737
Freddie Mac Gold Pool 3% 4/1/2027	3,300	3,269
Freddie Mac Gold Pool 3% 4/1/2028	8,116	8,006
Freddie Mac Gold Pool 3% 4/1/2028	3,198	3,154
Freddie Mac Gold Pool 3% 4/1/2029	1,951	1,919
Freddie Mac Gold Pool 3% 4/1/2030	165,493	162,397
Freddie Mac Gold Pool 3% 4/1/2030	26,626	26,133
Freddie Mac Gold Pool 3% 4/1/2030	4,866	4,775
Freddie Mac Gold Pool 3% 4/1/2033	18,134	17,647
Freddie Mac Gold Pool 3% 4/1/2034	16,051	15,568
Freddie Mac Gold Pool 3% 4/1/2035	461,131	445,043
Freddie Mac Gold Pool 3% 4/1/2038	1,702,126	1,627,316
Freddie Mac Gold Pool 3% 4/1/2043	413,826	378,693
Freddie Mac Gold Pool 3% 4/1/2043	18,894	17,331
Freddie Mac Gold Pool 3% 4/1/2043	4,670	4,269
Freddie Mac Gold Pool 3% 4/1/2045	141,331	127,730
Freddie Mac Gold Pool 3% 4/1/2045	10,293	9,282
Freddie Mac Gold Pool 3% 4/1/2045	4,956	4,453
Freddie Mac Gold Pool 3% 4/1/2047	58,826	52,556
Freddie Mac Gold Pool 3% 4/1/2050	2,714,023	2,392,806
Freddie Mac Gold Pool 3% 4/1/2050	204,531	179,429
Freddie Mac Gold Pool 3% 4/1/2051	358,774	314,182
Freddie Mac Gold Pool 3% 4/1/2052	5,221,860	4,540,188
Freddie Mac Gold Pool 3% 4/1/2052	1,001,903	868,608
Freddie Mac Gold Pool 3% 4/1/2052	728,702	636,308
Freddie Mac Gold Pool 3% 5/1/2027	2,803	2,772
Freddie Mac Gold Pool 3% 5/1/2028	9,005	8,886
Freddie Mac Gold Pool 3% 5/1/2029	69,733	68,796
Freddie Mac Gold Pool 3% 5/1/2030	7,233	7,107
Freddie Mac Gold Pool 3% 5/1/2030	5,408	5,306
Freddie Mac Gold Pool 3% 5/1/2032	656,379	640,811
Freddie Mac Gold Pool 3% 5/1/2043	1,021,192	932,375
Freddie Mac Gold Pool 3% 5/1/2043	156,682	143,138
Freddie Mac Gold Pool 3% 5/1/2043	147,004	134,672
Freddie Mac Gold Pool 3% 5/1/2043	84,872	77,519
Freddie Mac Gold Pool 3% 5/1/2043	51,133	46,501
Freddie Mac Gold Pool 3% 5/1/2043	45,745	41,951
Freddie Mac Gold Pool 3% 5/1/2045	341,061	308,107
Freddie Mac Gold Pool 3% 5/1/2049	17,847	15,690
Freddie Mac Gold Pool 3% 5/1/2050	299,528	262,580
Freddie Mac Gold Pool 3% 5/1/2052	784,345	681,955
Freddie Mac Gold Pool 3% 5/1/2052	109,848	95,233
Freddie Mac Gold Pool 3% 5/1/2052	81,740	71,069
Freddie Mac Gold Pool 3% 5/1/2052	66,007	57,225
Freddie Mac Gold Pool 3% 6/1/2028	79,986	78,991
Freddie Mac Gold Pool 3% 6/1/2028	20,904	20,626
Freddie Mac Gold Pool 3% 6/1/2030	138,883	136,273
Freddie Mac Gold Pool 3% 6/1/2030	5,258	5,160
Freddie Mac Gold Pool 3% 6/1/2031	5,774	5,648
Freddie Mac Gold Pool 3% 6/1/2038	861,352	823,495
Freddie Mac Gold Pool 3% 6/1/2039	51,963	48,557
Freddie Mac Gold Pool 3% 6/1/2043	521,523	477,408
Freddie Mac Gold Pool 3% 6/1/2043	90,402	83,195
Freddie Mac Gold Pool 3% 6/1/2043	90,866	83,133
Freddie Mac Gold Pool 3% 6/1/2043	63,170	57,812
Freddie Mac Gold Pool 3% 6/1/2043	61,830	56,459
Freddie Mac Gold Pool 3% 6/1/2043	42,237	38,552
Freddie Mac Gold Pool 3% 6/1/2043	10,794	9,849
Freddie Mac Gold Pool 3% 6/1/2043	6,818	6,219
Freddie Mac Gold Pool 3% 6/1/2045	909,042	820,898
Freddie Mac Gold Pool 3% 6/1/2045	21,567	19,513
Freddie Mac Gold Pool 3% 6/1/2049	62,088	54,584
Freddie Mac Gold Pool 3% 6/1/2049	18,939	16,650
Freddie Mac Gold Pool 3% 6/1/2050	12,093	10,601
Freddie Mac Gold Pool 3% 6/1/2052	659,329	573,053
Freddie Mac Gold Pool 3% 6/1/2052	564,318	490,474
Freddie Mac Gold Pool 3% 6/1/2053	868,101	752,472
Freddie Mac Gold Pool 3% 7/1/2027	112,964	111,632
Freddie Mac Gold Pool 3% 7/1/2028	4,180	4,117
Freddie Mac Gold Pool 3% 7/1/2028	2,592	2,556
Freddie Mac Gold Pool 3% 7/1/2028	2,423	2,389
Freddie Mac Gold Pool 3% 7/1/2028	1,823	1,798
Freddie Mac Gold Pool 3% 7/1/2029	88,372	86,924
Freddie Mac Gold Pool 3% 7/1/2032	286,011	279,909
Freddie Mac Gold Pool 3% 7/1/2032	129,162	125,956
Freddie Mac Gold Pool 3% 7/1/2033	205,266	199,656
Freddie Mac Gold Pool 3% 7/1/2038	656,871	628,206
Freddie Mac Gold Pool 3% 7/1/2038	281,659	269,280
Freddie Mac Gold Pool 3% 7/1/2042	289,091	265,340
Freddie Mac Gold Pool 3% 7/1/2042	16,361	15,037
Freddie Mac Gold Pool 3% 7/1/2043	2,042,786	1,864,651
Freddie Mac Gold Pool 3% 7/1/2043	117,010	106,927
Freddie Mac Gold Pool 3% 7/1/2043	115,709	106,099
Freddie Mac Gold Pool 3% 7/1/2043	102,513	93,657
Freddie Mac Gold Pool 3% 7/1/2043	52,350	47,606
Freddie Mac Gold Pool 3% 7/1/2043	39,088	35,750
Freddie Mac Gold Pool 3% 7/1/2043	9,216	8,410
Freddie Mac Gold Pool 3% 7/1/2045	1,450,500	1,309,163
Freddie Mac Gold Pool 3% 7/1/2045	35,361	31,941
Freddie Mac Gold Pool 3% 7/1/2045	30,936	27,973
Freddie Mac Gold Pool 3% 7/1/2047	7,499	6,683
Freddie Mac Gold Pool 3% 7/1/2049	1,363,468	1,198,687
Freddie Mac Gold Pool 3% 7/1/2049	12,176	10,704
Freddie Mac Gold Pool 3% 7/1/2051	219,856	192,255
Freddie Mac Gold Pool 3% 7/1/2052	503,952	437,220
Freddie Mac Gold Pool 3% 7/1/2052	78,697	68,276
Freddie Mac Gold Pool 3% 8/1/2027	4,827	4,772
Freddie Mac Gold Pool 3% 8/1/2028	1,581	1,558
Freddie Mac Gold Pool 3% 8/1/2028	703	694
Freddie Mac Gold Pool 3% 8/1/2030	227,495	223,216
Freddie Mac Gold Pool 3% 8/1/2030	8,691	8,516
Freddie Mac Gold Pool 3% 8/1/2031	10,273	10,048
Freddie Mac Gold Pool 3% 8/1/2032	475,333	463,743
Freddie Mac Gold Pool 3% 8/1/2033	299,418	291,065
Freddie Mac Gold Pool 3% 8/1/2042	19,678	18,051
Freddie Mac Gold Pool 3% 8/1/2043	57,606	52,523
Freddie Mac Gold Pool 3% 8/1/2043	29,825	27,233
Freddie Mac Gold Pool 3% 8/1/2043	29,273	26,707
Freddie Mac Gold Pool 3% 8/1/2043	23,815	21,729
Freddie Mac Gold Pool 3% 8/1/2043	16,889	15,465
Freddie Mac Gold Pool 3% 8/1/2043	14,194	12,990
Freddie Mac Gold Pool 3% 8/1/2043	9,985	9,106
Freddie Mac Gold Pool 3% 8/1/2043	7,599	6,931
Freddie Mac Gold Pool 3% 8/1/2043	6,764	6,209
Freddie Mac Gold Pool 3% 8/1/2043	6,557	5,993
Freddie Mac Gold Pool 3% 8/1/2043	5,228	4,761
Freddie Mac Gold Pool 3% 8/1/2047	32,900	29,321
Freddie Mac Gold Pool 3% 8/1/2047	14,006	12,483
Freddie Mac Gold Pool 3% 8/1/2049	251,125	220,775
Freddie Mac Gold Pool 3% 8/1/2050	36,325	31,900
Freddie Mac Gold Pool 3% 8/1/2051	1,283,179	1,112,863
Freddie Mac Gold Pool 3% 8/1/2051	251,343	217,982
Freddie Mac Gold Pool 3% 8/1/2051	26,207	22,917
Freddie Mac Gold Pool 3% 8/1/2052	38,218,645	33,731,126
Freddie Mac Gold Pool 3% 8/1/2052	8,724,573	7,569,291
Freddie Mac Gold Pool 3% 8/1/2052	992,984	863,048
Freddie Mac Gold Pool 3% 9/1/2028	17,083	16,837
Freddie Mac Gold Pool 3% 9/1/2029	15,265	14,988
Freddie Mac Gold Pool 3% 9/1/2030	134,041	131,461
Freddie Mac Gold Pool 3% 9/1/2032	75,146	73,206
Freddie Mac Gold Pool 3% 9/1/2032	15,716	15,329
Freddie Mac Gold Pool 3% 9/1/2033	386,232	375,557
Freddie Mac Gold Pool 3% 9/1/2034	157,515	152,315
Freddie Mac Gold Pool 3% 9/1/2042	39,818	36,525
Freddie Mac Gold Pool 3% 9/1/2043	211,149	192,559
Freddie Mac Gold Pool 3% 9/1/2043	55,834	50,745
Freddie Mac Gold Pool 3% 9/1/2043	50,004	45,587
Freddie Mac Gold Pool 3% 9/1/2043	39,005	35,639
Freddie Mac Gold Pool 3% 9/1/2043	24,223	22,032
Freddie Mac Gold Pool 3% 9/1/2043	11,113	10,074
Freddie Mac Gold Pool 3% 9/1/2043	1,795	1,625
Freddie Mac Gold Pool 3% 9/1/2046	731,294	665,796
Freddie Mac Gold Pool 3% 9/1/2049	5,824,985	5,121,009
Freddie Mac Gold Pool 3% 9/1/2049	359,023	315,634
Freddie Mac Gold Pool 3% 9/1/2049	302,519	265,958
Freddie Mac Gold Pool 3% 9/1/2051	26,374	22,874
Freddie Mac Gold Pool 3.5% 1/1/2029	2,675	2,651
Freddie Mac Gold Pool 3.5% 1/1/2030	25,605	25,374
Freddie Mac Gold Pool 3.5% 1/1/2030	4,533	4,502
Freddie Mac Gold Pool 3.5% 1/1/2031	22,767	22,511
Freddie Mac Gold Pool 3.5% 1/1/2034	4,634	4,561
Freddie Mac Gold Pool 3.5% 1/1/2044	1,697,439	1,599,905
Freddie Mac Gold Pool 3.5% 1/1/2044	298,600	281,808
Freddie Mac Gold Pool 3.5% 1/1/2044	16,581	15,630
Freddie Mac Gold Pool 3.5% 1/1/2045	98,404	92,225
Freddie Mac Gold Pool 3.5% 1/1/2047	23,169	21,442
Freddie Mac Gold Pool 3.5% 1/1/2048	348,092	320,833
Freddie Mac Gold Pool 3.5% 1/1/2048	95,943	88,430
Freddie Mac Gold Pool 3.5% 1/1/2048	7,552	6,961
Freddie Mac Gold Pool 3.5% 1/1/2050	3,677,372	3,358,600
Freddie Mac Gold Pool 3.5% 1/1/2050	744,005	679,278
Freddie Mac Gold Pool 3.5% 1/1/2050	34,359	31,370
Freddie Mac Gold Pool 3.5% 10/1/2033	361,208	356,262
Freddie Mac Gold Pool 3.5% 10/1/2034	22,850	22,491
Freddie Mac Gold Pool 3.5% 10/1/2042	55,612	52,417
Freddie Mac Gold Pool 3.5% 10/1/2042	30,200	28,535
Freddie Mac Gold Pool 3.5% 10/1/2042	5,273	4,980
Freddie Mac Gold Pool 3.5% 10/1/2045	921,806	855,669
Freddie Mac Gold Pool 3.5% 10/1/2047	473,541	436,458
Freddie Mac Gold Pool 3.5% 10/1/2047	58,979	54,361
Freddie Mac Gold Pool 3.5% 10/1/2047	47,060	43,375
Freddie Mac Gold Pool 3.5% 10/1/2049	549,539	502,245
Freddie Mac Gold Pool 3.5% 10/1/2049	9,662	8,825
Freddie Mac Gold Pool 3.5% 10/1/2051	34,788	31,482
Freddie Mac Gold Pool 3.5% 11/1/2037	21,097	20,489
Freddie Mac Gold Pool 3.5% 11/1/2044	65,189	60,969
Freddie Mac Gold Pool 3.5% 11/1/2045	1,411,719	1,313,080
Freddie Mac Gold Pool 3.5% 11/1/2046	7,787	7,216
Freddie Mac Gold Pool 3.5% 11/1/2047	199,994	184,332
Freddie Mac Gold Pool 3.5% 11/1/2047	39,291	36,215
Freddie Mac Gold Pool 3.5% 11/1/2048	328,131	301,020
Freddie Mac Gold Pool 3.5% 11/1/2048	22,174	20,368
Freddie Mac Gold Pool 3.5% 11/1/2048	3,915	3,591
Freddie Mac Gold Pool 3.5% 11/1/2049	514,319	469,735
Freddie Mac Gold Pool 3.5% 11/1/2049	179,911	164,428
Freddie Mac Gold Pool 3.5% 11/1/2053	970,067	876,882
Freddie Mac Gold Pool 3.5% 12/1/2029	51,396	50,888
Freddie Mac Gold Pool 3.5% 12/1/2033	66,726	65,742
Freddie Mac Gold Pool 3.5% 12/1/2037	1,639,606	1,592,366
Freddie Mac Gold Pool 3.5% 12/1/2042	40,283	37,955
Freddie Mac Gold Pool 3.5% 12/1/2042	26,491	24,993
Freddie Mac Gold Pool 3.5% 12/1/2044	327,211	309,001
Freddie Mac Gold Pool 3.5% 12/1/2045	455,086	422,435
Freddie Mac Gold Pool 3.5% 12/1/2046	107,866	99,824
Freddie Mac Gold Pool 3.5% 12/1/2047	928,514	855,803
Freddie Mac Gold Pool 3.5% 12/1/2047	579,548	534,164
Freddie Mac Gold Pool 3.5% 12/1/2047	227,150	209,362
Freddie Mac Gold Pool 3.5% 12/1/2047	41,278	38,046
Freddie Mac Gold Pool 3.5% 12/1/2047	5,310	4,894
Freddie Mac Gold Pool 3.5% 12/1/2048	96,791	88,794
Freddie Mac Gold Pool 3.5% 12/1/2048	31,286	28,750
Freddie Mac Gold Pool 3.5% 12/1/2048	3,363	3,089
Freddie Mac Gold Pool 3.5% 12/1/2049	668,169	610,249
Freddie Mac Gold Pool 3.5% 12/1/2049	614,104	561,062
Freddie Mac Gold Pool 3.5% 12/1/2051	886,701	802,425
Freddie Mac Gold Pool 3.5% 12/1/2051	76,264	69,469
Freddie Mac Gold Pool 3.5% 12/1/2052	41,731	37,791
Freddie Mac Gold Pool 3.5% 12/1/2054	28,928	26,159
Freddie Mac Gold Pool 3.5% 2/1/2033	4,902	4,847
Freddie Mac Gold Pool 3.5% 2/1/2042	620,793	586,985
Freddie Mac Gold Pool 3.5% 2/1/2043	938,692	885,468
Freddie Mac Gold Pool 3.5% 2/1/2043	295,398	276,875
Freddie Mac Gold Pool 3.5% 2/1/2043	32,430	30,655
Freddie Mac Gold Pool 3.5% 2/1/2043	9,989	9,410
Freddie Mac Gold Pool 3.5% 2/1/2044	215,503	202,860
Freddie Mac Gold Pool 3.5% 2/1/2045	1,194,031	1,115,505
Freddie Mac Gold Pool 3.5% 2/1/2045	221,595	206,778
Freddie Mac Gold Pool 3.5% 2/1/2046	5,302	4,918
Freddie Mac Gold Pool 3.5% 2/1/2048	175,282	161,556
Freddie Mac Gold Pool 3.5% 2/1/2048	107,496	99,078
Freddie Mac Gold Pool 3.5% 2/1/2048	10,009	9,225
Freddie Mac Gold Pool 3.5% 2/1/2050	45,638	41,340
Freddie Mac Gold Pool 3.5% 2/1/2050	22,357	20,412
Freddie Mac Gold Pool 3.5% 2/1/2050	15,288	13,958
Freddie Mac Gold Pool 3.5% 2/1/2051	28,233	25,715
Freddie Mac Gold Pool 3.5% 3/1/2032	18,110	17,941
Freddie Mac Gold Pool 3.5% 3/1/2033	28,994	28,633
Freddie Mac Gold Pool 3.5% 3/1/2034	37,010	36,430
Freddie Mac Gold Pool 3.5% 3/1/2035	16,670	16,320
Freddie Mac Gold Pool 3.5% 3/1/2045	245,717	229,375
Freddie Mac Gold Pool 3.5% 3/1/2046	1,581,806	1,467,329
Freddie Mac Gold Pool 3.5% 3/1/2048	915,842	846,127
Freddie Mac Gold Pool 3.5% 3/1/2048	329,755	303,417
Freddie Mac Gold Pool 3.5% 3/1/2048	142,807	131,624
Freddie Mac Gold Pool 3.5% 3/1/2048	128,885	118,591
Freddie Mac Gold Pool 3.5% 3/1/2048	68,650	63,167
Freddie Mac Gold Pool 3.5% 3/1/2048	13,079	12,035
Freddie Mac Gold Pool 3.5% 3/1/2048	7,130	6,560
Freddie Mac Gold Pool 3.5% 3/1/2048	4,462	4,105
Freddie Mac Gold Pool 3.5% 3/1/2049	13,476	12,337
Freddie Mac Gold Pool 3.5% 3/1/2049	4,055	3,717
Freddie Mac Gold Pool 3.5% 3/1/2050	17,764,996	16,441,551
Freddie Mac Gold Pool 3.5% 3/1/2050	3,000,358	2,739,335
Freddie Mac Gold Pool 3.5% 3/1/2050	251,906	229,991
Freddie Mac Gold Pool 3.5% 3/1/2052	176,669	159,712
Freddie Mac Gold Pool 3.5% 4/1/2028	24,071	23,882
Freddie Mac Gold Pool 3.5% 4/1/2029	525	521
Freddie Mac Gold Pool 3.5% 4/1/2030	65,760	65,109
Freddie Mac Gold Pool 3.5% 4/1/2030	42,214	41,827
Freddie Mac Gold Pool 3.5% 4/1/2030	16,130	15,954
Freddie Mac Gold Pool 3.5% 4/1/2033	35,656	35,212
Freddie Mac Gold Pool 3.5% 4/1/2034	158,877	156,037
Freddie Mac Gold Pool 3.5% 4/1/2037	642,543	625,075
Freddie Mac Gold Pool 3.5% 4/1/2037	142,449	138,923
Freddie Mac Gold Pool 3.5% 4/1/2037	35,046	34,069
Freddie Mac Gold Pool 3.5% 4/1/2042	1,158,006	1,095,078
Freddie Mac Gold Pool 3.5% 4/1/2046	1,053,851	977,583
Freddie Mac Gold Pool 3.5% 4/1/2047	24,334	22,520
Freddie Mac Gold Pool 3.5% 4/1/2048	23,516	21,638
Freddie Mac Gold Pool 3.5% 4/1/2048	4,979	4,581
Freddie Mac Gold Pool 3.5% 4/1/2049	200,069	182,976
Freddie Mac Gold Pool 3.5% 4/1/2049	3,364	3,081
Freddie Mac Gold Pool 3.5% 4/1/2051	1,057,520	963,866
Freddie Mac Gold Pool 3.5% 4/1/2052	34,916	31,565
Freddie Mac Gold Pool 3.5% 4/1/2052	25,008	22,748
Freddie Mac Gold Pool 3.5% 5/1/2032	185,833	183,602
Freddie Mac Gold Pool 3.5% 5/1/2033	7,190	7,101
Freddie Mac Gold Pool 3.5% 5/1/2037	471,633	458,390
Freddie Mac Gold Pool 3.5% 5/1/2038	111,476	107,108
Freddie Mac Gold Pool 3.5% 5/1/2039	89,506	85,300
Freddie Mac Gold Pool 3.5% 5/1/2042	41,044	38,637
Freddie Mac Gold Pool 3.5% 5/1/2043	431,974	406,001
Freddie Mac Gold Pool 3.5% 5/1/2043	426,512	400,542
Freddie Mac Gold Pool 3.5% 5/1/2043	47,794	44,960
Freddie Mac Gold Pool 3.5% 5/1/2043	46,149	43,334
Freddie Mac Gold Pool 3.5% 5/1/2045	572,196	533,859
Freddie Mac Gold Pool 3.5% 5/1/2046	423,579	393,454
Freddie Mac Gold Pool 3.5% 5/1/2046	55,641	51,614
Freddie Mac Gold Pool 3.5% 5/1/2047	71,896	66,423
Freddie Mac Gold Pool 3.5% 5/1/2047	6,531	6,034
Freddie Mac Gold Pool 3.5% 5/1/2048	108,023	99,395
Freddie Mac Gold Pool 3.5% 5/1/2048	23,036	21,196
Freddie Mac Gold Pool 3.5% 5/1/2048	10,746	9,875
Freddie Mac Gold Pool 3.5% 5/1/2049	480,360	439,321
Freddie Mac Gold Pool 3.5% 5/1/2049	25,410	23,072
Freddie Mac Gold Pool 3.5% 5/1/2052	999,023	904,696
Freddie Mac Gold Pool 3.5% 5/1/2052	829,137	750,851
Freddie Mac Gold Pool 3.5% 5/1/2052	740,000	670,130
Freddie Mac Gold Pool 3.5% 6/1/2030	67,544	66,927
Freddie Mac Gold Pool 3.5% 6/1/2032	3,993	3,953
Freddie Mac Gold Pool 3.5% 6/1/2034	49,514	48,552
Freddie Mac Gold Pool 3.5% 6/1/2037	32,636	31,828
Freddie Mac Gold Pool 3.5% 6/1/2043	6,454	6,088
Freddie Mac Gold Pool 3.5% 6/1/2043	3,801	3,574
Freddie Mac Gold Pool 3.5% 6/1/2047	226,649	209,396
Freddie Mac Gold Pool 3.5% 6/1/2047	90,753	84,100
Freddie Mac Gold Pool 3.5% 6/1/2048	388,604	357,104
Freddie Mac Gold Pool 3.5% 6/1/2048	206,611	189,864
Freddie Mac Gold Pool 3.5% 6/1/2048	150,264	138,262
Freddie Mac Gold Pool 3.5% 6/1/2048	3,158	2,902
Freddie Mac Gold Pool 3.5% 6/1/2049	1,017,537	930,286
Freddie Mac Gold Pool 3.5% 6/1/2052	1,075,509	973,960
Freddie Mac Gold Pool 3.5% 6/1/2052	959,738	867,620
Freddie Mac Gold Pool 3.5% 6/1/2052	28,749	26,083
Freddie Mac Gold Pool 3.5% 7/1/2029	103,416	102,495
Freddie Mac Gold Pool 3.5% 7/1/2032	144,780	143,341
Freddie Mac Gold Pool 3.5% 7/1/2033	259,787	256,280
Freddie Mac Gold Pool 3.5% 7/1/2037	473,044	459,858
Freddie Mac Gold Pool 3.5% 7/1/2043	21,640	20,363
Freddie Mac Gold Pool 3.5% 7/1/2043	9,610	8,987
Freddie Mac Gold Pool 3.5% 7/1/2045	1,661,769	1,549,346
Freddie Mac Gold Pool 3.5% 7/1/2046	9,827,576	9,166,084
Freddie Mac Gold Pool 3.5% 7/1/2047	718,151	663,485
Freddie Mac Gold Pool 3.5% 7/1/2048	1,505,425	1,385,184
Freddie Mac Gold Pool 3.5% 7/1/2048	194,103	178,369
Freddie Mac Gold Pool 3.5% 7/1/2048	19,223	17,687
Freddie Mac Gold Pool 3.5% 7/1/2048	6,686	6,144
Freddie Mac Gold Pool 3.5% 7/1/2049	829,573	758,440
Freddie Mac Gold Pool 3.5% 7/1/2049	500,336	457,433
Freddie Mac Gold Pool 3.5% 7/1/2049	24,615	22,504
Freddie Mac Gold Pool 3.5% 7/1/2049	8,713	7,966
Freddie Mac Gold Pool 3.5% 7/1/2052	998,578	903,981
Freddie Mac Gold Pool 3.5% 7/1/2052	962,523	870,139
Freddie Mac Gold Pool 3.5% 7/1/2052	30,861	27,918
Freddie Mac Gold Pool 3.5% 8/1/2026	1,205	1,197
Freddie Mac Gold Pool 3.5% 8/1/2028	56,943	56,460
Freddie Mac Gold Pool 3.5% 8/1/2032	291,699	288,799
Freddie Mac Gold Pool 3.5% 8/1/2033	4,123	4,067
Freddie Mac Gold Pool 3.5% 8/1/2037	103,501	100,616
Freddie Mac Gold Pool 3.5% 8/1/2042	493,566	465,943
Freddie Mac Gold Pool 3.5% 8/1/2042	44,406	41,812
Freddie Mac Gold Pool 3.5% 8/1/2042	13,402	12,669
Freddie Mac Gold Pool 3.5% 8/1/2043	173,425	163,051
Freddie Mac Gold Pool 3.5% 8/1/2043	60,160	56,571
Freddie Mac Gold Pool 3.5% 8/1/2043	19,679	18,422
Freddie Mac Gold Pool 3.5% 8/1/2045	854,525	793,216
Freddie Mac Gold Pool 3.5% 8/1/2045	18,932	17,574
Freddie Mac Gold Pool 3.5% 8/1/2045	17,371	16,216
Freddie Mac Gold Pool 3.5% 8/1/2046	1,806,296	1,673,879
Freddie Mac Gold Pool 3.5% 8/1/2047	32,108	29,593
Freddie Mac Gold Pool 3.5% 8/1/2048	2,614,671	2,405,834
Freddie Mac Gold Pool 3.5% 8/1/2048	37,474	34,413
Freddie Mac Gold Pool 3.5% 8/1/2048	14,915	13,697
Freddie Mac Gold Pool 3.5% 8/1/2048	5,726	5,294
Freddie Mac Gold Pool 3.5% 8/1/2049	2,792,940	2,553,453
Freddie Mac Gold Pool 3.5% 8/1/2049	31,885	29,141
Freddie Mac Gold Pool 3.5% 9/1/2025	3	2
Freddie Mac Gold Pool 3.5% 9/1/2033	605,467	596,537
Freddie Mac Gold Pool 3.5% 9/1/2033	84,749	83,589
Freddie Mac Gold Pool 3.5% 9/1/2037	56,253	54,633
Freddie Mac Gold Pool 3.5% 9/1/2042	1,323,676	1,247,966
Freddie Mac Gold Pool 3.5% 9/1/2043	186,773	175,769
Freddie Mac Gold Pool 3.5% 9/1/2043	81,267	76,166
Freddie Mac Gold Pool 3.5% 9/1/2043	54,529	51,091
Freddie Mac Gold Pool 3.5% 9/1/2043	7,354	6,917
Freddie Mac Gold Pool 3.5% 9/1/2044	8,338	7,784
Freddie Mac Gold Pool 3.5% 9/1/2045	392,900	364,711
Freddie Mac Gold Pool 3.5% 9/1/2045	20,403	19,062
Freddie Mac Gold Pool 3.5% 9/1/2045	16,878	15,667
Freddie Mac Gold Pool 3.5% 9/1/2046	365,795	338,979
Freddie Mac Gold Pool 3.5% 9/1/2047	1,362,249	1,265,364
Freddie Mac Gold Pool 3.5% 9/1/2047	1,223,426	1,127,620
Freddie Mac Gold Pool 3.5% 9/1/2047	17,077	15,739
Freddie Mac Gold Pool 3.5% 9/1/2047	14,586	13,443
Freddie Mac Gold Pool 3.5% 9/1/2048	122,218	112,234
Freddie Mac Gold Pool 3.5% 9/1/2048	4,756	4,368
Freddie Mac Gold Pool 3.5% 9/1/2049	488,886	446,812
Freddie Mac Gold Pool 3.5% 9/1/2050	61,420	56,000
Freddie Mac Gold Pool 3.5% 9/1/2050	28,527	26,009
Freddie Mac Gold Pool 3.5% 9/1/2052	14,247,244	12,897,578
Freddie Mac Gold Pool 3.5% 9/1/2052	1,763,384	1,594,132
Freddie Mac Gold Pool 3.5% 9/1/2052	62,354	56,370
Freddie Mac Gold Pool 4% 1/1/2039	149,012	145,228
Freddie Mac Gold Pool 4% 1/1/2041	569,527	555,217
Freddie Mac Gold Pool 4% 1/1/2041	280,448	273,404
Freddie Mac Gold Pool 4% 1/1/2041	66,927	65,248
Freddie Mac Gold Pool 4% 1/1/2041	25,151	24,526
Freddie Mac Gold Pool 4% 1/1/2041	15,510	15,116
Freddie Mac Gold Pool 4% 1/1/2041	12,613	12,299
Freddie Mac Gold Pool 4% 1/1/2041	5,142	5,011
Freddie Mac Gold Pool 4% 1/1/2041	2,118	2,062
Freddie Mac Gold Pool 4% 1/1/2042	206,943	201,192
Freddie Mac Gold Pool 4% 1/1/2042	20,704	20,162
Freddie Mac Gold Pool 4% 1/1/2043	14,331	13,861
Freddie Mac Gold Pool 4% 1/1/2044	343,646	331,360
Freddie Mac Gold Pool 4% 1/1/2044	6,181	5,959
Freddie Mac Gold Pool 4% 1/1/2044	5,341	5,153
Freddie Mac Gold Pool 4% 1/1/2045	49,354	47,557
Freddie Mac Gold Pool 4% 1/1/2047	4,597,866	4,402,094
Freddie Mac Gold Pool 4% 1/1/2047	15,491	14,744
Freddie Mac Gold Pool 4% 1/1/2052	27,365	25,721
Freddie Mac Gold Pool 4% 1/1/2053	2,908,409	2,720,042
Freddie Mac Gold Pool 4% 1/1/2055	9,632,682	8,991,500
Freddie Mac Gold Pool 4% 10/1/2034	137,217	137,504
Freddie Mac Gold Pool 4% 10/1/2037	168,573	166,291
Freddie Mac Gold Pool 4% 10/1/2039	395,653	386,893
Freddie Mac Gold Pool 4% 10/1/2040	46,764	45,553
Freddie Mac Gold Pool 4% 10/1/2040	36,066	35,178
Freddie Mac Gold Pool 4% 10/1/2040	19,485	19,005
Freddie Mac Gold Pool 4% 10/1/2040	10,387	10,122
Freddie Mac Gold Pool 4% 10/1/2041	528,164	513,945
Freddie Mac Gold Pool 4% 10/1/2041	148,079	143,775
Freddie Mac Gold Pool 4% 10/1/2041	15,813	15,372
Freddie Mac Gold Pool 4% 10/1/2042	123,055	119,406
Freddie Mac Gold Pool 4% 10/1/2043	5,353	5,172
Freddie Mac Gold Pool 4% 10/1/2044	65,368	62,911
Freddie Mac Gold Pool 4% 10/1/2044	1,519	1,465
Freddie Mac Gold Pool 4% 10/1/2045	595,907	571,445
Freddie Mac Gold Pool 4% 10/1/2045	310,245	297,510
Freddie Mac Gold Pool 4% 10/1/2045	11,240	10,779
Freddie Mac Gold Pool 4% 10/1/2045	1,152	1,105
Freddie Mac Gold Pool 4% 10/1/2047	274,167	260,684
Freddie Mac Gold Pool 4% 10/1/2048	460,288	436,646
Freddie Mac Gold Pool 4% 10/1/2048	110,671	104,986
Freddie Mac Gold Pool 4% 10/1/2048	24,404	23,174
Freddie Mac Gold Pool 4% 10/1/2048	23,042	21,831
Freddie Mac Gold Pool 4% 10/1/2048	10,952	10,390
Freddie Mac Gold Pool 4% 10/1/2049	430,492	407,319
Freddie Mac Gold Pool 4% 10/1/2049	149,677	141,573
Freddie Mac Gold Pool 4% 10/1/2052	2,147,368	2,010,304
Freddie Mac Gold Pool 4% 10/1/2052	1,832,739	1,716,902
Freddie Mac Gold Pool 4% 10/1/2052	815,355	763,312
Freddie Mac Gold Pool 4% 11/1/2033	65,442	65,640
Freddie Mac Gold Pool 4% 11/1/2033	20	20
Freddie Mac Gold Pool 4% 11/1/2036	648,078	636,179
Freddie Mac Gold Pool 4% 11/1/2037	2,471,971	2,438,508
Freddie Mac Gold Pool 4% 11/1/2039	40,640	39,679
Freddie Mac Gold Pool 4% 11/1/2039	9,510	9,294
Freddie Mac Gold Pool 4% 11/1/2040	69,021	67,282
Freddie Mac Gold Pool 4% 11/1/2040	20,384	19,940
Freddie Mac Gold Pool 4% 11/1/2040	13,849	13,499
Freddie Mac Gold Pool 4% 11/1/2040	1,251	1,219
Freddie Mac Gold Pool 4% 11/1/2041	578,562	563,065
Freddie Mac Gold Pool 4% 11/1/2041	3,554	3,454
Freddie Mac Gold Pool 4% 11/1/2045	179,147	171,570
Freddie Mac Gold Pool 4% 11/1/2046	757,903	723,002
Freddie Mac Gold Pool 4% 11/1/2048	1,980,840	1,876,690
Freddie Mac Gold Pool 4% 11/1/2048	217,322	205,895
Freddie Mac Gold Pool 4% 11/1/2048	87,837	83,326
Freddie Mac Gold Pool 4% 11/1/2048	41,771	39,575
Freddie Mac Gold Pool 4% 11/1/2049	117,254	110,942
Freddie Mac Gold Pool 4% 11/1/2052	3,393,963	3,177,330
Freddie Mac Gold Pool 4% 11/1/2052	2,513,190	2,352,776
Freddie Mac Gold Pool 4% 11/1/2052	2,196,582	2,056,377
Freddie Mac Gold Pool 4% 11/1/2052	1,735,508	1,630,156
Freddie Mac Gold Pool 4% 12/1/2026	1,183	1,178
Freddie Mac Gold Pool 4% 12/1/2039	19,046	18,589
Freddie Mac Gold Pool 4% 12/1/2040	302,771	295,171
Freddie Mac Gold Pool 4% 12/1/2040	130,590	127,394
Freddie Mac Gold Pool 4% 12/1/2040	46,089	44,855
Freddie Mac Gold Pool 4% 12/1/2040	7,171	6,985
Freddie Mac Gold Pool 4% 12/1/2040	4,381	4,269
Freddie Mac Gold Pool 4% 12/1/2040	4,163	4,055
Freddie Mac Gold Pool 4% 12/1/2040	3,450	3,364
Freddie Mac Gold Pool 4% 12/1/2040	2,878	2,804
Freddie Mac Gold Pool 4% 12/1/2040	2,785	2,717
Freddie Mac Gold Pool 4% 12/1/2040	2,336	2,278
Freddie Mac Gold Pool 4% 12/1/2041	48,701	47,348
Freddie Mac Gold Pool 4% 12/1/2041	3,148	3,057
Freddie Mac Gold Pool 4% 12/1/2045	84,663	81,082
Freddie Mac Gold Pool 4% 12/1/2045	70,145	67,178
Freddie Mac Gold Pool 4% 12/1/2045	10,406	9,966
Freddie Mac Gold Pool 4% 12/1/2045	5,002	4,790
Freddie Mac Gold Pool 4% 12/1/2045	3,812	3,650
Freddie Mac Gold Pool 4% 12/1/2046	396,320	378,069
Freddie Mac Gold Pool 4% 12/1/2047	24,175	22,986
Freddie Mac Gold Pool 4% 12/1/2048	215,399	204,074
Freddie Mac Gold Pool 4% 12/1/2048	66,138	62,764
Freddie Mac Gold Pool 4% 12/1/2048	54,381	51,588
Freddie Mac Gold Pool 4% 12/1/2049	187,085	176,956
Freddie Mac Gold Pool 4% 12/1/2051	723,123	676,063
Freddie Mac Gold Pool 4% 2/1/2040	1,774	1,736
Freddie Mac Gold Pool 4% 2/1/2041	371,701	362,500
Freddie Mac Gold Pool 4% 2/1/2041	170,886	166,496
Freddie Mac Gold Pool 4% 2/1/2041	100,326	97,654
Freddie Mac Gold Pool 4% 2/1/2041	88,276	86,068
Freddie Mac Gold Pool 4% 2/1/2041	53,311	51,803
Freddie Mac Gold Pool 4% 2/1/2041	38,271	37,319
Freddie Mac Gold Pool 4% 2/1/2041	4,932	4,803
Freddie Mac Gold Pool 4% 2/1/2041	2,153	2,098
Freddie Mac Gold Pool 4% 2/1/2043	502,075	484,932
Freddie Mac Gold Pool 4% 2/1/2044	861,362	831,869
Freddie Mac Gold Pool 4% 2/1/2045	250,779	241,654
Freddie Mac Gold Pool 4% 2/1/2045	4,645	4,474
Freddie Mac Gold Pool 4% 2/1/2046	896,221	858,311
Freddie Mac Gold Pool 4% 2/1/2046	23,625	22,626
Freddie Mac Gold Pool 4% 2/1/2046	5,552	5,310
Freddie Mac Gold Pool 4% 2/1/2047	335,423	319,662
Freddie Mac Gold Pool 4% 2/1/2047	18,787	17,882
Freddie Mac Gold Pool 4% 2/1/2050	38,855	36,751
Freddie Mac Gold Pool 4% 3/1/2026	2,645	2,638
Freddie Mac Gold Pool 4% 3/1/2029	20,467	20,415
Freddie Mac Gold Pool 4% 3/1/2034	28,210	28,216
Freddie Mac Gold Pool 4% 3/1/2040	697	679
Freddie Mac Gold Pool 4% 3/1/2041	191,623	186,495
Freddie Mac Gold Pool 4% 3/1/2041	1,287	1,253
Freddie Mac Gold Pool 4% 3/1/2042	6,336	6,159
Freddie Mac Gold Pool 4% 3/1/2045	13,345	12,824
Freddie Mac Gold Pool 4% 3/1/2046	95,864	91,689
Freddie Mac Gold Pool 4% 3/1/2046	10,312	9,863
Freddie Mac Gold Pool 4% 3/1/2049	5,674	5,372
Freddie Mac Gold Pool 4% 3/1/2050	115,240	108,532
Freddie Mac Gold Pool 4% 4/1/2035	107,852	107,369
Freddie Mac Gold Pool 4% 4/1/2041	23,237	22,666
Freddie Mac Gold Pool 4% 4/1/2041	2,961	2,885
Freddie Mac Gold Pool 4% 4/1/2042	223,030	217,313
Freddie Mac Gold Pool 4% 4/1/2047	752,431	717,076
Freddie Mac Gold Pool 4% 4/1/2047	167,614	159,529
Freddie Mac Gold Pool 4% 4/1/2048	260,543	247,568
Freddie Mac Gold Pool 4% 4/1/2049	8,662,101	8,255,382
Freddie Mac Gold Pool 4% 4/1/2049	17,472	16,543
Freddie Mac Gold Pool 4% 4/1/2050	122,304	115,300
Freddie Mac Gold Pool 4% 5/1/2042	102,474	99,505
Freddie Mac Gold Pool 4% 5/1/2043	3,088	2,984
Freddie Mac Gold Pool 4% 5/1/2045	7,518	7,232
Freddie Mac Gold Pool 4% 5/1/2046	35,222	33,688
Freddie Mac Gold Pool 4% 5/1/2046	3,338	3,193
Freddie Mac Gold Pool 4% 5/1/2047	223,463	212,684
Freddie Mac Gold Pool 4% 5/1/2048	706,746	671,550
Freddie Mac Gold Pool 4% 5/1/2048	87,867	83,491
Freddie Mac Gold Pool 4% 5/1/2048	12,531	11,892
Freddie Mac Gold Pool 4% 5/1/2048	3,618	3,416
Freddie Mac Gold Pool 4% 5/1/2052	22,231	20,770
Freddie Mac Gold Pool 4% 6/1/2034	145,664	146,286
Freddie Mac Gold Pool 4% 6/1/2034	127,575	127,602
Freddie Mac Gold Pool 4% 6/1/2037	14,688	14,498
Freddie Mac Gold Pool 4% 6/1/2044	18,623	18,257
Freddie Mac Gold Pool 4% 6/1/2045	6,466	6,216
Freddie Mac Gold Pool 4% 6/1/2046	1,146,558	1,111,525
Freddie Mac Gold Pool 4% 6/1/2047	18,769,439	17,737,353
Freddie Mac Gold Pool 4% 6/1/2047	234,014	222,726
Freddie Mac Gold Pool 4% 6/1/2048	75,437	71,656
Freddie Mac Gold Pool 4% 6/1/2048	74,767	71,043
Freddie Mac Gold Pool 4% 6/1/2048	7,755	7,360
Freddie Mac Gold Pool 4% 6/1/2048	4,539	4,308
Freddie Mac Gold Pool 4% 6/1/2049	225,523	213,454
Freddie Mac Gold Pool 4% 6/1/2055	24,585	22,948
Freddie Mac Gold Pool 4% 7/1/2039	70,537	68,944
Freddie Mac Gold Pool 4% 7/1/2039	15,082	14,762
Freddie Mac Gold Pool 4% 7/1/2040	1,894	1,842
Freddie Mac Gold Pool 4% 7/1/2042	108,446	105,682
Freddie Mac Gold Pool 4% 7/1/2042	8,527	8,269
Freddie Mac Gold Pool 4% 7/1/2043	9,962	9,659
Freddie Mac Gold Pool 4% 7/1/2043	2,444	2,390
Freddie Mac Gold Pool 4% 7/1/2044	172,513	166,453
Freddie Mac Gold Pool 4% 7/1/2044	32,905	31,988
Freddie Mac Gold Pool 4% 7/1/2045	474,194	461,641
Freddie Mac Gold Pool 4% 7/1/2046	10,009	9,561
Freddie Mac Gold Pool 4% 7/1/2047	1,136,770	1,081,935
Freddie Mac Gold Pool 4% 7/1/2047	41,034	39,055
Freddie Mac Gold Pool 4% 7/1/2048	795,248	755,645
Freddie Mac Gold Pool 4% 7/1/2048	508,301	482,370
Freddie Mac Gold Pool 4% 7/1/2048	332,767	315,675
Freddie Mac Gold Pool 4% 7/1/2048	71,742	68,082
Freddie Mac Gold Pool 4% 7/1/2048	6,230	5,910
Freddie Mac Gold Pool 4% 7/1/2048	3,646	3,458
Freddie Mac Gold Pool 4% 7/1/2049	994,344	941,131
Freddie Mac Gold Pool 4% 7/1/2049	308,869	292,340
Freddie Mac Gold Pool 4% 7/1/2052	198,886	187,496
Freddie Mac Gold Pool 4% 8/1/2031	2,494	2,476
Freddie Mac Gold Pool 4% 8/1/2033	49,878	50,091
Freddie Mac Gold Pool 4% 8/1/2037	168,043	165,873
Freddie Mac Gold Pool 4% 8/1/2040	15,166	14,543
Freddie Mac Gold Pool 4% 8/1/2042	88,488	85,730
Freddie Mac Gold Pool 4% 8/1/2043	38,717	37,355
Freddie Mac Gold Pool 4% 8/1/2043	10,030	9,713
Freddie Mac Gold Pool 4% 8/1/2043	4,738	4,576
Freddie Mac Gold Pool 4% 8/1/2044	326,845	315,313
Freddie Mac Gold Pool 4% 8/1/2044	24,659	23,777
Freddie Mac Gold Pool 4% 8/1/2044	12,864	12,401
Freddie Mac Gold Pool 4% 8/1/2045	3,319	3,183
Freddie Mac Gold Pool 4% 8/1/2045	3,313	3,177
Freddie Mac Gold Pool 4% 8/1/2046	3,557	3,398
Freddie Mac Gold Pool 4% 8/1/2048	1,187,428	1,128,294
Freddie Mac Gold Pool 4% 8/1/2048	237,159	223,059
Freddie Mac Gold Pool 4% 8/1/2048	201,866	189,587
Freddie Mac Gold Pool 4% 8/1/2048	82,799	78,546
Freddie Mac Gold Pool 4% 8/1/2048	13,284	12,610
Freddie Mac Gold Pool 4% 8/1/2048	12,709	12,048
Freddie Mac Gold Pool 4% 8/1/2048	3,475	3,296
Freddie Mac Gold Pool 4% 8/1/2049	1,415,696	1,339,934
Freddie Mac Gold Pool 4% 9/1/2038	66,982	65,281
Freddie Mac Gold Pool 4% 9/1/2039	110,344	107,818
Freddie Mac Gold Pool 4% 9/1/2040	93,740	91,411
Freddie Mac Gold Pool 4% 9/1/2041	3,584	3,487
Freddie Mac Gold Pool 4% 9/1/2041	1,750	1,700
Freddie Mac Gold Pool 4% 9/1/2043	5,999	5,810
Freddie Mac Gold Pool 4% 9/1/2043	5,983	5,778
Freddie Mac Gold Pool 4% 9/1/2044	38,416	37,075
Freddie Mac Gold Pool 4% 9/1/2044	28,040	26,986
Freddie Mac Gold Pool 4% 9/1/2044	27,630	26,651
Freddie Mac Gold Pool 4% 9/1/2045	1,276,240	1,223,850
Freddie Mac Gold Pool 4% 9/1/2045	102,330	98,129
Freddie Mac Gold Pool 4% 9/1/2045	67,410	64,966
Freddie Mac Gold Pool 4% 9/1/2045	16,659	15,975
Freddie Mac Gold Pool 4% 9/1/2045	12,732	12,209
Freddie Mac Gold Pool 4% 9/1/2046	7,268	6,943
Freddie Mac Gold Pool 4% 9/1/2047	140,052	133,297
Freddie Mac Gold Pool 4% 9/1/2048	2,771,422	2,625,704
Freddie Mac Gold Pool 4% 9/1/2048	141,074	133,828
Freddie Mac Gold Pool 4% 9/1/2048	132,851	126,318
Freddie Mac Gold Pool 4% 9/1/2048	124,488	118,016
Freddie Mac Gold Pool 4% 9/1/2048	108,874	103,149
Freddie Mac Gold Pool 4% 9/1/2048	105,322	99,913
Freddie Mac Gold Pool 4% 9/1/2048	79,207	75,139
Freddie Mac Gold Pool 4% 9/1/2048	75,296	71,452
Freddie Mac Gold Pool 4% 9/1/2048	9,380	8,898
Freddie Mac Gold Pool 4% 9/1/2049	397,448	376,054
Freddie Mac Gold Pool 4% 9/1/2052	11,813,001	11,066,374
Freddie Mac Gold Pool 4% 9/1/2052	3,698,218	3,472,566
Freddie Mac Gold Pool 4.5% 1/1/2041	105,669	105,696
Freddie Mac Gold Pool 4.5% 1/1/2042	74,790	74,799
Freddie Mac Gold Pool 4.5% 1/1/2044	262,249	261,396
Freddie Mac Gold Pool 4.5% 1/1/2048	28,474	27,894
Freddie Mac Gold Pool 4.5% 1/1/2049	832,464	812,396
Freddie Mac Gold Pool 4.5% 1/1/2049	186,790	182,520
Freddie Mac Gold Pool 4.5% 1/1/2049	164,515	160,652
Freddie Mac Gold Pool 4.5% 1/1/2049	121,828	119,081
Freddie Mac Gold Pool 4.5% 1/1/2049	119,609	116,726
Freddie Mac Gold Pool 4.5% 1/1/2049	15,977	15,612
Freddie Mac Gold Pool 4.5% 1/1/2050	62,969	61,353
Freddie Mac Gold Pool 4.5% 1/1/2053	1,045,760	1,010,092
Freddie Mac Gold Pool 4.5% 1/1/2053	265,444	256,391
Freddie Mac Gold Pool 4.5% 10/1/2039	22,845	22,863
Freddie Mac Gold Pool 4.5% 10/1/2040	48,818	48,789
Freddie Mac Gold Pool 4.5% 10/1/2041	243,711	243,653
Freddie Mac Gold Pool 4.5% 10/1/2043	76,004	75,696
Freddie Mac Gold Pool 4.5% 10/1/2044	2,934	2,911
Freddie Mac Gold Pool 4.5% 10/1/2047	8,731	8,569
Freddie Mac Gold Pool 4.5% 10/1/2048	56,743	55,464
Freddie Mac Gold Pool 4.5% 10/1/2048	29,637	29,006
Freddie Mac Gold Pool 4.5% 10/1/2052	3,327,051	3,214,615
Freddie Mac Gold Pool 4.5% 10/1/2052	1,792,404	1,731,830
Freddie Mac Gold Pool 4.5% 10/1/2052	70,197	67,825
Freddie Mac Gold Pool 4.5% 10/1/2052	40,795	39,454
Freddie Mac Gold Pool 4.5% 10/1/2054	1,003,472	965,405
Freddie Mac Gold Pool 4.5% 10/1/2054	999,346	962,373
Freddie Mac Gold Pool 4.5% 10/1/2054	968,803	932,052
Freddie Mac Gold Pool 4.5% 10/1/2054	866,558	833,685
Freddie Mac Gold Pool 4.5% 10/1/2054	236,642	227,721
Freddie Mac Gold Pool 4.5% 11/1/2039	414,792	415,049
Freddie Mac Gold Pool 4.5% 11/1/2040	9,850,968	9,841,977
Freddie Mac Gold Pool 4.5% 11/1/2041	277,583	277,471
Freddie Mac Gold Pool 4.5% 11/1/2044	7,038	6,969
Freddie Mac Gold Pool 4.5% 11/1/2047	132,467	129,936
Freddie Mac Gold Pool 4.5% 11/1/2047	104,744	102,742
Freddie Mac Gold Pool 4.5% 11/1/2047	24,703	24,231
Freddie Mac Gold Pool 4.5% 11/1/2047	23,644	23,193
Freddie Mac Gold Pool 4.5% 11/1/2047	9,483	9,302
Freddie Mac Gold Pool 4.5% 11/1/2047	9,199	9,023
Freddie Mac Gold Pool 4.5% 11/1/2048	295,120	288,190
Freddie Mac Gold Pool 4.5% 11/1/2048	145,062	141,656
Freddie Mac Gold Pool 4.5% 11/1/2048	78,675	76,827
Freddie Mac Gold Pool 4.5% 11/1/2048	15,136	14,799
Freddie Mac Gold Pool 4.5% 11/1/2052	219,839	212,410
Freddie Mac Gold Pool 4.5% 11/1/2052	194,010	187,283
Freddie Mac Gold Pool 4.5% 11/1/2053	382,239	368,485
Freddie Mac Gold Pool 4.5% 11/1/2054	992,501	955,083
Freddie Mac Gold Pool 4.5% 11/1/2054	105,570	101,556
Freddie Mac Gold Pool 4.5% 12/1/2043	253,985	253,142
Freddie Mac Gold Pool 4.5% 12/1/2044	15,219	15,071
Freddie Mac Gold Pool 4.5% 12/1/2048	728,602	711,038
Freddie Mac Gold Pool 4.5% 12/1/2048	159,863	156,559
Freddie Mac Gold Pool 4.5% 12/1/2048	35,675	34,815
Freddie Mac Gold Pool 4.5% 12/1/2048	4,371	4,269
Freddie Mac Gold Pool 4.5% 12/1/2052	27,846,312	26,905,257
Freddie Mac Gold Pool 4.5% 12/1/2054	296,240	285,044
Freddie Mac Gold Pool 4.5% 2/1/2031	2,959	2,967
Freddie Mac Gold Pool 4.5% 2/1/2041	21,397	21,373
Freddie Mac Gold Pool 4.5% 2/1/2045	4,005	3,990
Freddie Mac Gold Pool 4.5% 2/1/2046	18,785	18,503
Freddie Mac Gold Pool 4.5% 2/1/2047	30,533	29,988
Freddie Mac Gold Pool 4.5% 2/1/2048	30,765	30,138
Freddie Mac Gold Pool 4.5% 2/1/2049	292,032	284,992
Freddie Mac Gold Pool 4.5% 2/1/2049	11,065	10,812
Freddie Mac Gold Pool 4.5% 2/1/2053	3,727,540	3,610,888
Freddie Mac Gold Pool 4.5% 2/1/2053	770,001	743,738
Freddie Mac Gold Pool 4.5% 2/1/2054	976,288	940,473
Freddie Mac Gold Pool 4.5% 3/1/2047	7,191	7,063
Freddie Mac Gold Pool 4.5% 3/1/2049	475,097	463,644
Freddie Mac Gold Pool 4.5% 3/1/2049	189,098	184,539
Freddie Mac Gold Pool 4.5% 3/1/2053	515,491	497,426
Freddie Mac Gold Pool 4.5% 3/1/2053	483,797	467,153
Freddie Mac Gold Pool 4.5% 3/1/2053	70,978	68,579
Freddie Mac Gold Pool 4.5% 4/1/2041	29,084	29,049
Freddie Mac Gold Pool 4.5% 4/1/2041	28,491	28,478
Freddie Mac Gold Pool 4.5% 4/1/2044	108,341	107,935
Freddie Mac Gold Pool 4.5% 4/1/2044	12,109	12,065
Freddie Mac Gold Pool 4.5% 4/1/2046	4,843	4,770
Freddie Mac Gold Pool 4.5% 4/1/2047	74,810	73,334
Freddie Mac Gold Pool 4.5% 4/1/2047	13,905	13,648
Freddie Mac Gold Pool 4.5% 4/1/2047	6,578	6,457
Freddie Mac Gold Pool 4.5% 4/1/2048	91,255	89,369
Freddie Mac Gold Pool 4.5% 4/1/2048	25,391	24,874
Freddie Mac Gold Pool 4.5% 4/1/2049	248,219	242,235
Freddie Mac Gold Pool 4.5% 4/1/2049	150,637	148,465
Freddie Mac Gold Pool 4.5% 4/1/2049	2,827	2,760
Freddie Mac Gold Pool 4.5% 4/1/2052	48,566	46,986
Freddie Mac Gold Pool 4.5% 4/1/2053	5,122,646	4,943,125
Freddie Mac Gold Pool 4.5% 4/1/2054	576,269	554,589
Freddie Mac Gold Pool 4.5% 4/1/2054	495,986	477,325
Freddie Mac Gold Pool 4.5% 5/1/2039	162,406	162,754
Freddie Mac Gold Pool 4.5% 5/1/2039	129,367	129,500
Freddie Mac Gold Pool 4.5% 5/1/2041	30,987	30,966
Freddie Mac Gold Pool 4.5% 5/1/2041	30,428	30,390
Freddie Mac Gold Pool 4.5% 5/1/2041	27,196	27,196
Freddie Mac Gold Pool 4.5% 5/1/2044	40,022	39,908
Freddie Mac Gold Pool 4.5% 5/1/2047	8,779	8,617
Freddie Mac Gold Pool 4.5% 5/1/2047	4,919	4,828
Freddie Mac Gold Pool 4.5% 5/1/2047	4,165	4,088
Freddie Mac Gold Pool 4.5% 5/1/2048	778,042	761,961
Freddie Mac Gold Pool 4.5% 5/1/2049	338,316	330,160
Freddie Mac Gold Pool 4.5% 5/1/2049	169,717	166,103
Freddie Mac Gold Pool 4.5% 5/1/2053	38,189	36,851
Freddie Mac Gold Pool 4.5% 5/1/2053	25,524	24,630
Freddie Mac Gold Pool 4.5% 5/1/2054	1,029,785	993,294
Freddie Mac Gold Pool 4.5% 5/1/2054	173,663	167,127
Freddie Mac Gold Pool 4.5% 6/1/2041	32,452	32,470
Freddie Mac Gold Pool 4.5% 6/1/2041	23,559	23,539
Freddie Mac Gold Pool 4.5% 6/1/2041	20,048	20,060
Freddie Mac Gold Pool 4.5% 6/1/2041	13,256	13,244
Freddie Mac Gold Pool 4.5% 6/1/2041	9,601	9,617
Freddie Mac Gold Pool 4.5% 6/1/2047	61,929	60,784
Freddie Mac Gold Pool 4.5% 6/1/2047	61,459	60,246
Freddie Mac Gold Pool 4.5% 6/1/2047	6,139	6,026
Freddie Mac Gold Pool 4.5% 6/1/2048	130,046	127,359
Freddie Mac Gold Pool 4.5% 6/1/2048	53,154	51,988
Freddie Mac Gold Pool 4.5% 6/1/2048	37,445	36,671
Freddie Mac Gold Pool 4.5% 6/1/2048	3,930	3,844
Freddie Mac Gold Pool 4.5% 6/1/2049	15,375	15,004
Freddie Mac Gold Pool 4.5% 6/1/2053	1,922,338	1,854,370
Freddie Mac Gold Pool 4.5% 6/1/2053	729,703	703,903
Freddie Mac Gold Pool 4.5% 6/1/2053	356,540	343,934
Freddie Mac Gold Pool 4.5% 6/1/2054	885,126	851,812
Freddie Mac Gold Pool 4.5% 6/1/2055	64,844	62,379
Freddie Mac Gold Pool 4.5% 7/1/2030	3,770	3,777
Freddie Mac Gold Pool 4.5% 7/1/2039	159,926	160,051
Freddie Mac Gold Pool 4.5% 7/1/2041	114,238	114,139
Freddie Mac Gold Pool 4.5% 7/1/2047	253,123	248,445
Freddie Mac Gold Pool 4.5% 7/1/2047	77,608	75,822
Freddie Mac Gold Pool 4.5% 7/1/2048	14,232	13,938
Freddie Mac Gold Pool 4.5% 7/1/2048	6,186	6,050
Freddie Mac Gold Pool 4.5% 7/1/2048	5,488	5,364
Freddie Mac Gold Pool 4.5% 7/1/2049	17,825	17,390
Freddie Mac Gold Pool 4.5% 7/1/2053	924,340	891,658
Freddie Mac Gold Pool 4.5% 7/1/2053	463,010	446,639
Freddie Mac Gold Pool 4.5% 7/1/2053	295,398	284,954
Freddie Mac Gold Pool 4.5% 7/1/2053	35,199	33,937
Freddie Mac Gold Pool 4.5% 7/1/2055	785,155	755,309
Freddie Mac Gold Pool 4.5% 8/1/2039	32,945	32,971
Freddie Mac Gold Pool 4.5% 8/1/2047	679,318	666,763
Freddie Mac Gold Pool 4.5% 8/1/2048	2,582,539	2,524,316
Freddie Mac Gold Pool 4.5% 8/1/2048	442,189	432,773
Freddie Mac Gold Pool 4.5% 8/1/2048	84,225	82,327
Freddie Mac Gold Pool 4.5% 8/1/2048	71,761	70,143
Freddie Mac Gold Pool 4.5% 8/1/2052	17,762,746	17,179,113
Freddie Mac Gold Pool 4.5% 8/1/2053	2,815,095	2,715,561
Freddie Mac Gold Pool 4.5% 8/1/2053	346,405	333,940
Freddie Mac Gold Pool 4.5% 8/1/2053	247,953	239,574
Freddie Mac Gold Pool 4.5% 8/1/2054	519,120	499,589
Freddie Mac Gold Pool 4.5% 9/1/2038	254	254
Freddie Mac Gold Pool 4.5% 9/1/2044	7,131	7,073
Freddie Mac Gold Pool 4.5% 9/1/2044	2,485	2,464
Freddie Mac Gold Pool 4.5% 9/1/2046	26,014	25,582
Freddie Mac Gold Pool 4.5% 9/1/2046	9,311	9,192
Freddie Mac Gold Pool 4.5% 9/1/2047	90,793	89,115
Freddie Mac Gold Pool 4.5% 9/1/2047	62,119	60,971
Freddie Mac Gold Pool 4.5% 9/1/2047	18,530	18,188
Freddie Mac Gold Pool 4.5% 9/1/2047	14,648	14,378
Freddie Mac Gold Pool 4.5% 9/1/2048	413,579	404,772
Freddie Mac Gold Pool 4.5% 9/1/2048	235,155	230,147
Freddie Mac Gold Pool 4.5% 9/1/2052	29,167,029	28,181,341
Freddie Mac Gold Pool 4.5% 9/1/2052	479,422	463,221
Freddie Mac Gold Pool 4.5% 9/1/2052	163,931	158,391
Freddie Mac Gold Pool 4.5% 9/1/2054	1,479,253	1,423,600
Freddie Mac Gold Pool 4.5% 9/1/2054	744,126	716,072
Freddie Mac Gold Pool 5% 1/1/2037	1,502	1,526
Freddie Mac Gold Pool 5% 1/1/2039	1,890	1,921
Freddie Mac Gold Pool 5% 1/1/2039	342	347
Freddie Mac Gold Pool 5% 1/1/2040	11,598	11,790
Freddie Mac Gold Pool 5% 1/1/2049	48,215	48,541
Freddie Mac Gold Pool 5% 1/1/2053	779,458	771,710
Freddie Mac Gold Pool 5% 1/1/2053	588,625	583,776
Freddie Mac Gold Pool 5% 1/1/2053	361,054	357,713
Freddie Mac Gold Pool 5% 1/1/2053	131,860	131,516
Freddie Mac Gold Pool 5% 1/1/2054	464,971	459,397
Freddie Mac Gold Pool 5% 10/1/2026	8	7
Freddie Mac Gold Pool 5% 10/1/2038	3,545	3,603
Freddie Mac Gold Pool 5% 10/1/2039	1,135	1,154
Freddie Mac Gold Pool 5% 10/1/2048	431,274	434,595
Freddie Mac Gold Pool 5% 10/1/2049	6,042,032	6,082,890
Freddie Mac Gold Pool 5% 10/1/2052	630,555	622,217
Freddie Mac Gold Pool 5% 10/1/2052	145,767	145,067
Freddie Mac Gold Pool 5% 10/1/2052	106,241	105,433
Freddie Mac Gold Pool 5% 10/1/2052	28,295	28,062
Freddie Mac Gold Pool 5% 11/1/2038	8,545	8,683
Freddie Mac Gold Pool 5% 11/1/2038	6,839	6,952
Freddie Mac Gold Pool 5% 11/1/2048	3,348	3,374
Freddie Mac Gold Pool 5% 11/1/2052	718,876	712,954
Freddie Mac Gold Pool 5% 11/1/2052	527,935	524,411
Freddie Mac Gold Pool 5% 11/1/2053	9,933,240	9,832,788
Freddie Mac Gold Pool 5% 11/1/2054	20,153,380	19,880,297
Freddie Mac Gold Pool 5% 11/1/2054	261,477	258,142
Freddie Mac Gold Pool 5% 11/1/2054	38,813	38,287
Freddie Mac Gold Pool 5% 11/1/2054	28,813	28,423
Freddie Mac Gold Pool 5% 12/1/2036	10,221	10,386
Freddie Mac Gold Pool 5% 12/1/2038	80,129	81,421
Freddie Mac Gold Pool 5% 12/1/2038	2,430	2,470
Freddie Mac Gold Pool 5% 12/1/2048	158,983	160,208
Freddie Mac Gold Pool 5% 12/1/2048	25,413	25,608
Freddie Mac Gold Pool 5% 12/1/2049	153,298	153,712
Freddie Mac Gold Pool 5% 12/1/2052	9,470,637	9,401,500
Freddie Mac Gold Pool 5% 12/1/2053	12,194,053	12,200,300
Freddie Mac Gold Pool 5% 12/1/2053	2,090,559	2,066,151
Freddie Mac Gold Pool 5% 2/1/2037	6,040	6,136
Freddie Mac Gold Pool 5% 2/1/2038	112,761	114,446
Freddie Mac Gold Pool 5% 2/1/2038	21,336	21,684
Freddie Mac Gold Pool 5% 2/1/2038	1,928	1,959
Freddie Mac Gold Pool 5% 2/1/2039	76,729	77,996
Freddie Mac Gold Pool 5% 2/1/2039	2,211	2,247
Freddie Mac Gold Pool 5% 2/1/2049	409,977	413,267
Freddie Mac Gold Pool 5% 2/1/2049	360,221	362,657
Freddie Mac Gold Pool 5% 2/1/2053	8,262,593	8,186,782
Freddie Mac Gold Pool 5% 2/1/2053	781,926	774,752
Freddie Mac Gold Pool 5% 2/1/2053	700,370	692,566
Freddie Mac Gold Pool 5% 2/1/2053	181,061	179,569
Freddie Mac Gold Pool 5% 2/1/2053	85,465	84,647
Freddie Mac Gold Pool 5% 2/1/2055	27,088,986	26,721,925
Freddie Mac Gold Pool 5% 3/1/2027	101	101
Freddie Mac Gold Pool 5% 3/1/2037	915	930
Freddie Mac Gold Pool 5% 3/1/2037	132	134
Freddie Mac Gold Pool 5% 3/1/2038	7,968	8,096
Freddie Mac Gold Pool 5% 3/1/2038	403	409
Freddie Mac Gold Pool 5% 3/1/2039	2,863	2,910
Freddie Mac Gold Pool 5% 3/1/2050	470,263	471,532
Freddie Mac Gold Pool 5% 3/1/2053	729,801	724,462
Freddie Mac Gold Pool 5% 3/1/2053	252,856	249,983
Freddie Mac Gold Pool 5% 3/1/2054	1,168,381	1,154,374
Freddie Mac Gold Pool 5% 4/1/2028	88	88
Freddie Mac Gold Pool 5% 4/1/2038	40,918	41,582
Freddie Mac Gold Pool 5% 4/1/2038	33,157	33,703
Freddie Mac Gold Pool 5% 4/1/2038	2,657	2,701
Freddie Mac Gold Pool 5% 4/1/2039	214	218
Freddie Mac Gold Pool 5% 4/1/2040	755,190	764,531
Freddie Mac Gold Pool 5% 4/1/2049	86,227	86,810
Freddie Mac Gold Pool 5% 4/1/2050	47,102	47,185
Freddie Mac Gold Pool 5% 4/1/2053	9,734,123	9,699,565
Freddie Mac Gold Pool 5% 4/1/2053	644,385	638,272
Freddie Mac Gold Pool 5% 4/1/2053	57,445	56,841
Freddie Mac Gold Pool 5% 4/1/2054	1,139,909	1,127,669
Freddie Mac Gold Pool 5% 5/1/2028	2,836	2,851
Freddie Mac Gold Pool 5% 5/1/2035	90,445	91,849
Freddie Mac Gold Pool 5% 5/1/2037	1,317	1,338
Freddie Mac Gold Pool 5% 5/1/2039	2,837,164	2,868,045
Freddie Mac Gold Pool 5% 5/1/2050	411,404	412,515
Freddie Mac Gold Pool 5% 5/1/2053	1,043,067	1,032,845
Freddie Mac Gold Pool 5% 5/1/2053	284,297	281,022
Freddie Mac Gold Pool 5% 5/1/2053	172,159	170,903
Freddie Mac Gold Pool 5% 5/1/2053	122,843	121,639
Freddie Mac Gold Pool 5% 5/1/2054	1,823,811	1,800,238
Freddie Mac Gold Pool 5% 6/1/2037	1,792	1,821
Freddie Mac Gold Pool 5% 6/1/2037	1,488	1,512
Freddie Mac Gold Pool 5% 6/1/2038	55,319	56,222
Freddie Mac Gold Pool 5% 6/1/2038	13,201	13,412
Freddie Mac Gold Pool 5% 6/1/2038	4,353	4,423
Freddie Mac Gold Pool 5% 6/1/2040	999,900	1,010,159
Freddie Mac Gold Pool 5% 6/1/2048	192,933	194,660
Freddie Mac Gold Pool 5% 6/1/2050	439,999	440,775
Freddie Mac Gold Pool 5% 6/1/2053	3,697,133	3,660,901
Freddie Mac Gold Pool 5% 6/1/2054	487,752	481,448
Freddie Mac Gold Pool 5% 7/1/2031	530	533
Freddie Mac Gold Pool 5% 7/1/2036	566	575
Freddie Mac Gold Pool 5% 7/1/2038	489	497
Freddie Mac Gold Pool 5% 7/1/2040	999,901	1,010,159
Freddie Mac Gold Pool 5% 7/1/2040	325,000	328,334
Freddie Mac Gold Pool 5% 7/1/2040	20,374	20,708
Freddie Mac Gold Pool 5% 7/1/2049	2,460	2,457
Freddie Mac Gold Pool 5% 7/1/2052	10,295,442	10,229,935
Freddie Mac Gold Pool 5% 7/1/2054	197,125	194,515
Freddie Mac Gold Pool 5% 8/1/2037	4,046	4,110
Freddie Mac Gold Pool 5% 8/1/2038	10,239	10,405
Freddie Mac Gold Pool 5% 8/1/2038	7,296	7,415
Freddie Mac Gold Pool 5% 8/1/2040	252,142	256,398
Freddie Mac Gold Pool 5% 8/1/2040	90,151	91,638
Freddie Mac Gold Pool 5% 8/1/2040	9,809	9,975
Freddie Mac Gold Pool 5% 8/1/2040	2,330	2,369
Freddie Mac Gold Pool 5% 8/1/2048	361,852	364,638
Freddie Mac Gold Pool 5% 8/1/2048	11,985	12,077
Freddie Mac Gold Pool 5% 8/1/2049	3,943	3,958
Freddie Mac Gold Pool 5% 8/1/2052	2,761,257	2,736,958
Freddie Mac Gold Pool 5% 8/1/2052	311,306	309,812
Freddie Mac Gold Pool 5% 8/1/2053	568,734	562,982
Freddie Mac Gold Pool 5% 8/1/2053	356,072	352,582
Freddie Mac Gold Pool 5% 8/1/2055	4,515,700	4,476,737
Freddie Mac Gold Pool 5% 9/1/2031	782	789
Freddie Mac Gold Pool 5% 9/1/2038	169,998	172,767
Freddie Mac Gold Pool 5% 9/1/2038	97,482	98,726
Freddie Mac Gold Pool 5% 9/1/2039	150,413	152,864
Freddie Mac Gold Pool 5% 9/1/2039	113,805	115,672
Freddie Mac Gold Pool 5% 9/1/2039	3,532	3,591
Freddie Mac Gold Pool 5% 9/1/2052	6,192,930	6,145,785
Freddie Mac Gold Pool 5% 9/1/2052	774,809	766,840
Freddie Mac Gold Pool 5% 9/1/2052	621,270	620,617
Freddie Mac Gold Pool 5% 9/1/2052	355,701	352,615
Freddie Mac Gold Pool 5% 9/1/2054	41,937	41,369
Freddie Mac Gold Pool 5.5% 1/1/2036	26,860	27,869
Freddie Mac Gold Pool 5.5% 1/1/2037	3,618	3,758
Freddie Mac Gold Pool 5.5% 1/1/2037	2,714	2,816
Freddie Mac Gold Pool 5.5% 1/1/2038	11,685	12,157
Freddie Mac Gold Pool 5.5% 1/1/2038	4,400	4,564
Freddie Mac Gold Pool 5.5% 1/1/2038	2,038	2,114
Freddie Mac Gold Pool 5.5% 1/1/2039	56,381	58,342
Freddie Mac Gold Pool 5.5% 1/1/2039	5,259	5,468
Freddie Mac Gold Pool 5.5% 1/1/2041	10,380	10,801
Freddie Mac Gold Pool 5.5% 1/1/2053	6,660,123	6,716,762
Freddie Mac Gold Pool 5.5% 1/1/2053	5,085,458	5,143,565
Freddie Mac Gold Pool 5.5% 1/1/2053	317,315	320,013
Freddie Mac Gold Pool 5.5% 1/1/2054	2,815,550	2,839,802
Freddie Mac Gold Pool 5.5% 1/1/2054	585,745	589,711
Freddie Mac Gold Pool 5.5% 1/1/2055	2,799,739	2,816,856
Freddie Mac Gold Pool 5.5% 10/1/2033	1,666	1,721
Freddie Mac Gold Pool 5.5% 10/1/2035	12,297	12,759
Freddie Mac Gold Pool 5.5% 10/1/2036	727	754
Freddie Mac Gold Pool 5.5% 10/1/2053	319,217	321,967
Freddie Mac Gold Pool 5.5% 10/1/2054	9,181,505	9,338,060
Freddie Mac Gold Pool 5.5% 11/1/2028	1,868	1,893
Freddie Mac Gold Pool 5.5% 11/1/2037	9,912	10,284
Freddie Mac Gold Pool 5.5% 11/1/2038	1,998	2,079
Freddie Mac Gold Pool 5.5% 11/1/2052	158,495	161,098
Freddie Mac Gold Pool 5.5% 11/1/2053	2,470,740	2,492,022
Freddie Mac Gold Pool 5.5% 11/1/2053	35,202	35,473
Freddie Mac Gold Pool 5.5% 11/1/2054	8,444,602	8,614,981
Freddie Mac Gold Pool 5.5% 11/1/2054	5,922,677	5,958,885
Freddie Mac Gold Pool 5.5% 12/1/2035	1,391	1,444
Freddie Mac Gold Pool 5.5% 12/1/2037	787	819
Freddie Mac Gold Pool 5.5% 12/1/2039	25,939	26,996
Freddie Mac Gold Pool 5.5% 12/1/2052	10,386,978	10,515,399
Freddie Mac Gold Pool 5.5% 12/1/2053	19,647,282	19,816,516
Freddie Mac Gold Pool 5.5% 12/1/2054	21,247,176	21,377,073
Freddie Mac Gold Pool 5.5% 2/1/2028	72	72
Freddie Mac Gold Pool 5.5% 2/1/2036	614	637
Freddie Mac Gold Pool 5.5% 2/1/2038	2,192	2,281
Freddie Mac Gold Pool 5.5% 2/1/2039	2,897	3,013
Freddie Mac Gold Pool 5.5% 3/1/2034	120,818	124,775
Freddie Mac Gold Pool 5.5% 3/1/2037	1,026	1,065
Freddie Mac Gold Pool 5.5% 3/1/2038	4,022	4,187
Freddie Mac Gold Pool 5.5% 3/1/2039	252,922	263,067
Freddie Mac Gold Pool 5.5% 3/1/2039	7,220	7,506
Freddie Mac Gold Pool 5.5% 3/1/2053	10,205,069	10,321,673
Freddie Mac Gold Pool 5.5% 3/1/2053	705,133	710,414
Freddie Mac Gold Pool 5.5% 3/1/2054	8,616,001	8,684,831
Freddie Mac Gold Pool 5.5% 4/1/2027	98	98
Freddie Mac Gold Pool 5.5% 4/1/2038	23,299	24,245
Freddie Mac Gold Pool 5.5% 4/1/2038	3,995	4,154
Freddie Mac Gold Pool 5.5% 4/1/2038	1,956	2,034
Freddie Mac Gold Pool 5.5% 4/1/2038	1,657	1,723
Freddie Mac Gold Pool 5.5% 4/1/2039	18,562	19,312
Freddie Mac Gold Pool 5.5% 4/1/2040	61,529	63,940
Freddie Mac Gold Pool 5.5% 4/1/2053	17,288,622	17,475,358
Freddie Mac Gold Pool 5.5% 4/1/2053	12,151,081	12,282,326
Freddie Mac Gold Pool 5.5% 4/1/2053	100,380	101,339
Freddie Mac Gold Pool 5.5% 4/1/2054	262,093	264,187
Freddie Mac Gold Pool 5.5% 5/1/2028	905	916
Freddie Mac Gold Pool 5.5% 5/1/2036	3,755	3,888
Freddie Mac Gold Pool 5.5% 5/1/2036	2,059	2,137
Freddie Mac Gold Pool 5.5% 5/1/2036	649	674
Freddie Mac Gold Pool 5.5% 5/1/2036	560	581
Freddie Mac Gold Pool 5.5% 5/1/2037	72,348	75,088
Freddie Mac Gold Pool 5.5% 5/1/2037	2,069	2,150
Freddie Mac Gold Pool 5.5% 5/1/2037	592	615
Freddie Mac Gold Pool 5.5% 5/1/2038	40,078	41,643
Freddie Mac Gold Pool 5.5% 5/1/2038	1,759	1,830
Freddie Mac Gold Pool 5.5% 5/1/2038	1,623	1,686
Freddie Mac Gold Pool 5.5% 5/1/2038	1,558	1,621
Freddie Mac Gold Pool 5.5% 5/1/2040	1,482	1,542
Freddie Mac Gold Pool 5.5% 5/1/2040	1,442	1,501
Freddie Mac Gold Pool 5.5% 5/1/2054	13,065,670	13,170,047
Freddie Mac Gold Pool 5.5% 5/1/2055	11,181,628	11,249,988
Freddie Mac Gold Pool 5.5% 6/1/2027	1,898	1,913
Freddie Mac Gold Pool 5.5% 6/1/2030	3,663	3,685
Freddie Mac Gold Pool 5.5% 6/1/2038	19,395	20,180
Freddie Mac Gold Pool 5.5% 6/1/2038	4,365	4,540
Freddie Mac Gold Pool 5.5% 6/1/2038	2,971	3,089
Freddie Mac Gold Pool 5.5% 6/1/2038	2,364	2,456
Freddie Mac Gold Pool 5.5% 6/1/2040	12,339	12,825
Freddie Mac Gold Pool 5.5% 6/1/2041	131,124	135,540
Freddie Mac Gold Pool 5.5% 6/1/2041	85,841	89,224
Freddie Mac Gold Pool 5.5% 6/1/2041	41,667	43,194
Freddie Mac Gold Pool 5.5% 6/1/2049	897,353	924,151
Freddie Mac Gold Pool 5.5% 6/1/2053	660,661	669,160
Freddie Mac Gold Pool 5.5% 6/1/2053	643,154	651,247
Freddie Mac Gold Pool 5.5% 6/1/2053	468,711	474,638
Freddie Mac Gold Pool 5.5% 6/1/2053	390,236	393,719
Freddie Mac Gold Pool 5.5% 6/1/2053	311,376	314,156
Freddie Mac Gold Pool 5.5% 6/1/2054	7,041,267	7,088,715
Freddie Mac Gold Pool 5.5% 6/1/2055	6,873,384	6,915,405
Freddie Mac Gold Pool 5.5% 7/1/2028	994	1,006
Freddie Mac Gold Pool 5.5% 7/1/2035	76,246	78,725
Freddie Mac Gold Pool 5.5% 7/1/2036	36,696	38,116
Freddie Mac Gold Pool 5.5% 7/1/2038	2,015	2,095
Freddie Mac Gold Pool 5.5% 7/1/2038	1,241	1,291
Freddie Mac Gold Pool 5.5% 7/1/2039	1,448	1,506
Freddie Mac Gold Pool 5.5% 7/1/2053	5,390,203	5,438,317
Freddie Mac Gold Pool 5.5% 7/1/2053	2,386,623	2,410,909
Freddie Mac Gold Pool 5.5% 7/1/2053	728,217	734,717
Freddie Mac Gold Pool 5.5% 7/1/2053	430,817	435,201
Freddie Mac Gold Pool 5.5% 7/1/2053	36,294	36,663
Freddie Mac Gold Pool 5.5% 7/1/2053	22,611	22,813
Freddie Mac Gold Pool 5.5% 7/1/2054	380,413	382,977
Freddie Mac Gold Pool 5.5% 7/1/2055	495,316	498,345
Freddie Mac Gold Pool 5.5% 8/1/2038	4,461	4,632
Freddie Mac Gold Pool 5.5% 8/1/2038	2,994	3,107
Freddie Mac Gold Pool 5.5% 8/1/2038	1,874	1,951
Freddie Mac Gold Pool 5.5% 8/1/2038	791	820
Freddie Mac Gold Pool 5.5% 8/1/2039	10,743,559	10,986,254
Freddie Mac Gold Pool 5.5% 8/1/2039	30,997	32,244
Freddie Mac Gold Pool 5.5% 8/1/2040	7,761	8,076
Freddie Mac Gold Pool 5.5% 8/1/2053	4,590,054	4,631,025
Freddie Mac Gold Pool 5.5% 8/1/2053	1,673,764	1,688,181
Freddie Mac Gold Pool 5.5% 8/1/2053	1,241,967	1,253,053
Freddie Mac Gold Pool 5.5% 8/1/2053	1,154,111	1,164,052
Freddie Mac Gold Pool 5.5% 8/1/2053	158,237	159,848
Freddie Mac Gold Pool 5.5% 8/1/2053	42,306	42,670
Freddie Mac Gold Pool 5.5% 8/1/2054	11,394,345	11,471,127
Freddie Mac Gold Pool 5.5% 8/1/2055	3,603,652	3,625,684
Freddie Mac Gold Pool 5.5% 9/1/2038	27,419	28,536
Freddie Mac Gold Pool 5.5% 9/1/2038	3,866	4,017
Freddie Mac Gold Pool 5.5% 9/1/2038	1,904	1,979
Freddie Mac Gold Pool 5.5% 9/1/2040	124,655	129,749
Freddie Mac Gold Pool 5.5% 9/1/2053	8,624,178	8,795,485
Freddie Mac Gold Pool 5.5% 9/1/2053	2,593,794	2,616,136
Freddie Mac Gold Pool 5.5% 9/1/2053	2,072,489	2,090,340
Freddie Mac Gold Pool 5.5% 9/1/2053	1,033,114	1,042,013
Freddie Mac Gold Pool 5.5% 9/1/2053	689,221	694,555
Freddie Mac Gold Pool 5.5% 9/1/2053	275,551	277,924
Freddie Mac Gold Pool 5.5% 9/1/2053	117,346	118,283
Freddie Mac Gold Pool 5.5% 9/1/2054	19,371,272	19,489,700
Freddie Mac Gold Pool 6% 1/1/2053	2,591,597	2,658,596
Freddie Mac Gold Pool 6% 1/1/2055	7,194,653	7,352,593
Freddie Mac Gold Pool 6% 10/1/2054	776,388	794,402
Freddie Mac Gold Pool 6% 11/1/2053	20,919,302	21,424,290
Freddie Mac Gold Pool 6% 11/1/2053	2,797,471	2,865,002
Freddie Mac Gold Pool 6% 11/1/2053	445,073	456,095
Freddie Mac Gold Pool 6% 12/1/2052	12,151,082	12,478,582
Freddie Mac Gold Pool 6% 12/1/2053	11,092,942	11,467,216
Freddie Mac Gold Pool 6% 12/1/2054	515,714	527,035
Freddie Mac Gold Pool 6% 12/1/2054	178,492	182,411
Freddie Mac Gold Pool 6% 2/1/2054	4,397,696	4,496,296
Freddie Mac Gold Pool 6% 2/1/2054	1,568,966	1,605,860
Freddie Mac Gold Pool 6% 3/1/2053	2,994,991	3,071,969
Freddie Mac Gold Pool 6% 3/1/2055	4,006,319	4,094,267
Freddie Mac Gold Pool 6% 4/1/2032	41,915	43,514
Freddie Mac Gold Pool 6% 4/1/2053	7,112,279	7,295,081
Freddie Mac Gold Pool 6% 4/1/2053	2,959,519	3,035,585
Freddie Mac Gold Pool 6% 4/1/2054	19,751,384	20,481,243
Freddie Mac Gold Pool 6% 4/1/2054	1,621,854	1,659,992
Freddie Mac Gold Pool 6% 4/1/2055	19,615,828	20,046,441
Freddie Mac Gold Pool 6% 5/1/2053	3,118,054	3,198,195
Freddie Mac Gold Pool 6% 5/1/2054	23,720,305	24,633,888
Freddie Mac Gold Pool 6% 5/1/2055	1,176,174	1,201,994
Freddie Mac Gold Pool 6% 6/1/2053	14,483,727	14,855,992
Freddie Mac Gold Pool 6% 6/1/2054	806,592	825,760
Freddie Mac Gold Pool 6% 7/1/2053	156,456	160,233
Freddie Mac Gold Pool 6% 7/1/2055	1,383,697	1,414,289
Freddie Mac Gold Pool 6% 8/1/2037	5,425	5,724
Freddie Mac Gold Pool 6% 8/1/2053	4,027,864	4,125,096
Freddie Mac Gold Pool 6% 8/1/2055	1,999,801	2,043,702
Freddie Mac Gold Pool 6% 9/1/2027	10,216	10,331
Freddie Mac Gold Pool 6.5% 1/1/2053	4,531,263	4,716,521
Freddie Mac Gold Pool 6.5% 1/1/2053	81,218	84,881
Freddie Mac Gold Pool 6.5% 1/1/2053	33,100	34,604
Freddie Mac Gold Pool 6.5% 1/1/2054	1,204,620	1,249,635
Freddie Mac Gold Pool 6.5% 10/1/2037	2,393	2,558
Freddie Mac Gold Pool 6.5% 11/1/2036	1,202	1,283
Freddie Mac Gold Pool 6.5% 11/1/2052	9,190	9,554
Freddie Mac Gold Pool 6.5% 11/1/2053	189,012	196,105
Freddie Mac Gold Pool 6.5% 12/1/2037	2,029	2,172
Freddie Mac Gold Pool 6.5% 12/1/2052	209,114	217,664
Freddie Mac Gold Pool 6.5% 12/1/2053	18,495,580	19,198,300
Freddie Mac Gold Pool 6.5% 12/1/2053	6,770,118	7,092,926
Freddie Mac Gold Pool 6.5% 2/1/2053	3,785,554	3,940,325
Freddie Mac Gold Pool 6.5% 2/1/2053	546,651	567,164
Freddie Mac Gold Pool 6.5% 2/1/2054	10,628,235	11,117,567
Freddie Mac Gold Pool 6.5% 5/1/2055	42,518,649	44,054,376
Freddie Mac Gold Pool 6.5% 6/1/2054	10,753,710	11,320,230
Freddie Mac Gold Pool 6.5% 6/1/2054	5,343,474	5,636,664
Freddie Mac Gold Pool 6.5% 8/1/2053	4,041,734	4,195,296
Freddie Mac Gold Pool 6.5% 9/1/2033	1,045	1,083
Freddie Mac Gold Pool 6.5% 9/1/2037	1,403	1,487
Freddie Mac Gold Pool 6.5% 9/1/2053	488,490	507,049
Freddie Mac Gold Pool 6.5% 9/1/2054	6,349,612	6,699,993
Freddie Mac Gold Pool 7% 1/1/2054	2,026,082	2,140,127
Freddie Mac Manufactured Housing participation certificates 6% 1/1/2055	3,232,763	3,303,730
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	22,557,276	23,293,893
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	5,514	5,329
Freddie Mac Multifamily Structured pass-thru certificates 4.5% 9/1/2054	730,276	702,573
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.887%, 6.618% 9/1/2037 (b)(c)	9,123	9,436
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.699%, 6.022% 3/1/2036 (b)(c)	183,906	186,153
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.233%, 6.524% 12/1/2035 (b)(c)	76,832	78,433
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.432% 3/1/2035 (b)(c)	40,865	41,733
Freddie Mac Non Gold Pool 4% 10/1/2040	44,087	42,888
Freddie Mac Non Gold Pool 4% 10/1/2040	437	429
Freddie Mac Non Gold Pool 4% 9/1/2040	81,647	79,518
Freddie Mac Non Gold Pool 4% 9/1/2040	26,678	26,027
Freddie Mac Non Gold Pool 4% 9/1/2040	2,074	2,024
Freddie Mac Non Gold Pool 4% 9/1/2040	1,733	1,691
Freddie Mac Non Gold Pool 4.5% 1/1/2055	762,415	734,148
Freddie Mac Non Gold Pool 4.5% 3/1/2055	1,040,401	1,002,153
Freddie Mac Non Gold Pool 4.5% 9/1/2040	154,802	154,735
Freddie Mac Non Gold Pool 5% 7/1/2055	99,999	98,665
Freddie Mac Non Gold Pool 5% 9/1/2040	25,965	26,406
Freddie Mac Non Gold Pool 5.5% 1/1/2054	2,428,786	2,446,822
Freddie Mac Non Gold Pool 5.5% 3/1/2054	474,550	478,341
Freddie Mac Non Gold Pool 5.5% 4/1/2054	6,282,113	6,340,151
Freddie Mac Non Gold Pool 5.5% 8/1/2053	35,532	36,005
Freddie Mac Non Gold Pool 6% 1/1/2055	807,328	825,050
Freddie Mac Non Gold Pool 6% 10/1/2054	1,710,376	1,748,457
Freddie Mac Non Gold Pool 6% 12/1/2054	2,947,194	3,011,892
Freddie Mac Non Gold Pool 6% 2/1/2055	3,278,809	3,350,787
Freddie Mac Non Gold Pool 6% 2/1/2055	924,455	945,038
Freddie Mac Non Gold Pool 6% 4/1/2055	1,187,294	1,213,357
Freddie Mac Non Gold Pool 6% 6/1/2055	2,412,147	2,465,476
Freddie Mac Non Gold Pool 6% 7/1/2055	2,434,359	2,487,799
Ginnie Mae I Pool 2.5% 7/20/2052	620,052	528,623
Ginnie Mae I Pool 2.5% 8/20/2052	179,938	153,575
Ginnie Mae I Pool 2.5% 9/20/2052	519,429	443,893
Ginnie Mae I Pool 3% 1/15/2043	39,475	35,896
Ginnie Mae I Pool 3% 1/15/2045	14,166	12,760
Ginnie Mae I Pool 3% 1/15/2045	14,012	12,625
Ginnie Mae I Pool 3% 1/15/2045	12,531	11,322
Ginnie Mae I Pool 3% 1/15/2045	9,003	8,100
Ginnie Mae I Pool 3% 1/15/2045	3,937	3,541
Ginnie Mae I Pool 3% 10/20/2042	463,570	424,826
Ginnie Mae I Pool 3% 10/20/2052	12,465,428	11,071,847
Ginnie Mae I Pool 3% 11/15/2042	11,009	10,036
Ginnie Mae I Pool 3% 11/20/2052	837,673	746,643
Ginnie Mae I Pool 3% 2/15/2045	51,617	46,509
Ginnie Mae I Pool 3% 2/15/2045	23,697	21,344
Ginnie Mae I Pool 3% 2/15/2045	9,641	8,677
Ginnie Mae I Pool 3% 2/20/2046	38,944	34,992
Ginnie Mae I Pool 3% 3/15/2045	100,172	90,120
Ginnie Mae I Pool 3% 3/15/2045	63,098	56,702
Ginnie Mae I Pool 3% 3/15/2045	58,152	52,520
Ginnie Mae I Pool 3% 3/15/2045	48,778	43,900
Ginnie Mae I Pool 3% 3/15/2045	44,602	40,330
Ginnie Mae I Pool 3% 3/15/2045	29,883	26,905
Ginnie Mae I Pool 3% 3/15/2045	19,066	17,140
Ginnie Mae I Pool 3% 3/15/2045	16,941	15,276
Ginnie Mae I Pool 3% 3/15/2045	16,584	15,008
Ginnie Mae I Pool 3% 3/15/2045	11,532	10,543
Ginnie Mae I Pool 3% 3/15/2045	7,758	6,964
Ginnie Mae I Pool 3% 3/15/2045	6,490	5,884
Ginnie Mae I Pool 3% 3/15/2045	3,919	3,525
Ginnie Mae I Pool 3% 4/15/2042	23,990	21,924
Ginnie Mae I Pool 3% 5/15/2042	14,133	12,971
Ginnie Mae I Pool 3% 5/15/2045	32,655	29,400
Ginnie Mae I Pool 3% 6/15/2042	14,988	13,697
Ginnie Mae I Pool 3% 6/15/2043	331,153	300,634
Ginnie Mae I Pool 3% 6/15/2043	60,318	54,540
Ginnie Mae I Pool 3% 6/15/2043	52,932	48,192
Ginnie Mae I Pool 3% 6/15/2045	32,993	29,928
Ginnie Mae I Pool 3% 6/15/2045	5,564	4,996
Ginnie Mae I Pool 3% 6/15/2045	3,464	3,113
Ginnie Mae I Pool 3% 6/20/2053	202,478	180,933
Ginnie Mae I Pool 3% 7/15/2042	14,998	13,819
Ginnie Mae I Pool 3% 7/15/2043	88,740	80,627
Ginnie Mae I Pool 3% 7/15/2045	62,909	56,365
Ginnie Mae I Pool 3% 7/15/2045	38,905	34,858
Ginnie Mae I Pool 3% 7/15/2045	36,517	32,803
Ginnie Mae I Pool 3% 7/15/2045	16,240	14,561
Ginnie Mae I Pool 3% 7/15/2045	15,577	14,068
Ginnie Mae I Pool 3% 7/15/2045	14,723	13,205
Ginnie Mae I Pool 3% 7/15/2045	14,034	12,574
Ginnie Mae I Pool 3% 7/15/2045	13,817	12,474
Ginnie Mae I Pool 3% 7/15/2045	13,429	12,045
Ginnie Mae I Pool 3% 7/15/2045	10,640	9,591
Ginnie Mae I Pool 3% 7/15/2045	4,000	3,584
Ginnie Mae I Pool 3% 7/20/2052	696,968	618,342
Ginnie Mae I Pool 3% 9/20/2052	24,261	21,596
Ginnie Mae I Pool 3.5% 1/15/2041	13,125	12,374
Ginnie Mae I Pool 3.5% 1/15/2041	10,223	9,687
Ginnie Mae I Pool 3.5% 1/15/2042	32,089	30,073
Ginnie Mae I Pool 3.5% 1/15/2042	12,100	11,337
Ginnie Mae I Pool 3.5% 1/20/2053	1,056,368	963,229
Ginnie Mae I Pool 3.5% 10/15/2042	10,244	9,608
Ginnie Mae I Pool 3.5% 10/15/2042	3,346	3,142
Ginnie Mae I Pool 3.5% 10/20/2052	9,283,170	8,472,656
Ginnie Mae I Pool 3.5% 11/15/2040	8,142	7,683
Ginnie Mae I Pool 3.5% 11/15/2041	93,797	88,148
Ginnie Mae I Pool 3.5% 11/15/2041	22,798	21,524
Ginnie Mae I Pool 3.5% 11/15/2041	20,749	19,647
Ginnie Mae I Pool 3.5% 11/15/2042	8,097	7,564
Ginnie Mae I Pool 3.5% 11/20/2052	3,142,267	2,867,915
Ginnie Mae I Pool 3.5% 12/15/2040	13,764	12,991
Ginnie Mae I Pool 3.5% 12/15/2041	21,076	19,846
Ginnie Mae I Pool 3.5% 12/15/2041	2,596	2,443
Ginnie Mae I Pool 3.5% 12/15/2042	7,156	6,713
Ginnie Mae I Pool 3.5% 12/15/2043	1,983	1,848
Ginnie Mae I Pool 3.5% 12/20/2052	3,977,824	3,628,033
Ginnie Mae I Pool 3.5% 2/15/2042	71,549	67,221
Ginnie Mae I Pool 3.5% 2/15/2042	61,005	57,315
Ginnie Mae I Pool 3.5% 2/15/2042	16,435	15,402
Ginnie Mae I Pool 3.5% 2/15/2043	45,680	42,787
Ginnie Mae I Pool 3.5% 2/15/2043	27,705	25,881
Ginnie Mae I Pool 3.5% 3/15/2042	23,327	21,985
Ginnie Mae I Pool 3.5% 3/15/2042	9,215	8,665
Ginnie Mae I Pool 3.5% 4/15/2042	20,081	18,877
Ginnie Mae I Pool 3.5% 4/15/2042	3,604	3,373
Ginnie Mae I Pool 3.5% 5/15/2042	51,492	48,377
Ginnie Mae I Pool 3.5% 5/15/2042	25,584	24,070
Ginnie Mae I Pool 3.5% 5/15/2042	14,615	13,746
Ginnie Mae I Pool 3.5% 5/15/2042	11,736	11,032
Ginnie Mae I Pool 3.5% 5/15/2042	2,027	1,906
Ginnie Mae I Pool 3.5% 5/15/2043	71,410	67,034
Ginnie Mae I Pool 3.5% 5/15/2043	49,731	46,469
Ginnie Mae I Pool 3.5% 5/15/2043	24,740	23,142
Ginnie Mae I Pool 3.5% 5/15/2043	16,415	15,359
Ginnie Mae I Pool 3.5% 6/15/2042	78,188	73,541
Ginnie Mae I Pool 3.5% 6/15/2042	10,903	10,205
Ginnie Mae I Pool 3.5% 6/15/2042	7,253	6,788
Ginnie Mae I Pool 3.5% 6/15/2043	82,297	76,960
Ginnie Mae I Pool 3.5% 6/15/2043	24,866	23,323
Ginnie Mae I Pool 3.5% 6/20/2042	410,418	384,448
Ginnie Mae I Pool 3.5% 6/20/2053	45,500	41,708
Ginnie Mae I Pool 3.5% 7/15/2042	168,173	157,867
Ginnie Mae I Pool 3.5% 7/15/2042	7,752	7,289
Ginnie Mae I Pool 3.5% 7/15/2042	5,873	5,494
Ginnie Mae I Pool 3.5% 7/15/2042	5,825	5,454
Ginnie Mae I Pool 3.5% 7/15/2042	3,906	3,654
Ginnie Mae I Pool 3.5% 7/20/2052	1,464,909	1,337,008
Ginnie Mae I Pool 3.5% 8/15/2042	544,076	510,453
Ginnie Mae I Pool 3.5% 8/15/2042	7,387	6,927
Ginnie Mae I Pool 3.5% 8/15/2042	6,088	5,720
Ginnie Mae I Pool 3.5% 8/15/2042	1,379	1,294
Ginnie Mae I Pool 3.5% 8/15/2043	3,801	3,545
Ginnie Mae I Pool 3.5% 8/20/2052	1,962,200	1,790,880
Ginnie Mae I Pool 3.5% 9/15/2041	21,012	19,820
Ginnie Mae I Pool 3.5% 9/15/2043	5,017	4,754
Ginnie Mae I Pool 3.5% 9/20/2052	353,844	322,950
Ginnie Mae I Pool 4% 1/15/2040	3,305	3,214
Ginnie Mae I Pool 4% 1/15/2041	190,920	185,203
Ginnie Mae I Pool 4% 1/15/2041	94,845	92,020
Ginnie Mae I Pool 4% 1/15/2041	4,997	4,848
Ginnie Mae I Pool 4% 1/15/2041	4,191	4,064
Ginnie Mae I Pool 4% 10/15/2040	128,491	124,748
Ginnie Mae I Pool 4% 10/15/2041	99,957	96,894
Ginnie Mae I Pool 4% 10/15/2041	54,938	53,274
Ginnie Mae I Pool 4% 10/15/2041	25,553	24,812
Ginnie Mae I Pool 4% 10/15/2041	17,294	16,752
Ginnie Mae I Pool 4% 10/15/2041	10,393	10,079
Ginnie Mae I Pool 4% 10/15/2041	8,147	7,908
Ginnie Mae I Pool 4% 10/15/2041	4,765	4,620
Ginnie Mae I Pool 4% 10/20/2052	16,628,749	15,644,039
Ginnie Mae I Pool 4% 11/15/2040	46,518	45,126
Ginnie Mae I Pool 4% 11/15/2040	4,672	4,531
Ginnie Mae I Pool 4% 11/15/2041	5,936	5,748
Ginnie Mae I Pool 4% 11/15/2044	7,892	7,595
Ginnie Mae I Pool 4% 11/20/2052	7,092,827	6,672,808
Ginnie Mae I Pool 4% 12/15/2040	10,722	10,404
Ginnie Mae I Pool 4% 12/15/2040	6,453	6,272
Ginnie Mae I Pool 4% 12/15/2041	62,336	60,361
Ginnie Mae I Pool 4% 12/15/2041	35,112	34,000
Ginnie Mae I Pool 4% 12/15/2041	6,571	6,357
Ginnie Mae I Pool 4% 12/15/2041	6,218	6,043
Ginnie Mae I Pool 4% 12/15/2041	6,067	5,890
Ginnie Mae I Pool 4% 12/20/2052	101,499	95,520
Ginnie Mae I Pool 4% 2/15/2041	33,457	32,483
Ginnie Mae I Pool 4% 2/15/2041	23,680	22,926
Ginnie Mae I Pool 4% 2/15/2041	3,307	3,207
Ginnie Mae I Pool 4% 3/15/2040	12,059	11,729
Ginnie Mae I Pool 4% 3/15/2041	38,828	37,697
Ginnie Mae I Pool 4% 3/15/2041	8,420	8,172
Ginnie Mae I Pool 4% 3/15/2044	12,703	12,301
Ginnie Mae I Pool 4% 3/20/2047	1,600,545	1,527,647
Ginnie Mae I Pool 4% 3/20/2053	777,118	732,678
Ginnie Mae I Pool 4% 4/15/2040	51,024	49,544
Ginnie Mae I Pool 4% 4/15/2040	38,207	37,079
Ginnie Mae I Pool 4% 4/15/2041	4,955	4,808
Ginnie Mae I Pool 4% 4/15/2041	4,538	4,392
Ginnie Mae I Pool 4% 4/15/2045	32,914	31,699
Ginnie Mae I Pool 4% 5/15/2040	65,666	63,710
Ginnie Mae I Pool 4% 5/15/2041	3,853	3,740
Ginnie Mae I Pool 4% 5/15/2044	3,016	2,919
Ginnie Mae I Pool 4% 6/15/2039	145,585	141,581
Ginnie Mae I Pool 4% 6/15/2039	6,795	6,603
Ginnie Mae I Pool 4% 6/15/2045	266,088	256,143
Ginnie Mae I Pool 4% 6/20/2053	6,064,112	5,713,539
Ginnie Mae I Pool 4% 7/15/2041	114,217	110,483
Ginnie Mae I Pool 4% 7/15/2041	7,912	7,667
Ginnie Mae I Pool 4% 8/15/2039	10,433	10,129
Ginnie Mae I Pool 4% 8/15/2040	1,137	1,104
Ginnie Mae I Pool 4% 8/15/2041	11,364	11,018
Ginnie Mae I Pool 4% 8/15/2041	3,445	3,352
Ginnie Mae I Pool 4% 8/20/2052	5,181,028	4,882,316
Ginnie Mae I Pool 4% 9/15/2025	26	26
Ginnie Mae I Pool 4% 9/15/2041	11,100	10,761
Ginnie Mae I Pool 4% 9/15/2041	9,759	9,474
Ginnie Mae I Pool 4% 9/15/2041	8,020	7,777
Ginnie Mae I Pool 4% 9/15/2041	2,453	2,375
Ginnie Mae I Pool 4% 9/15/2041	2,401	2,326
Ginnie Mae I Pool 4% 9/15/2041	1,173	1,141
Ginnie Mae I Pool 4% 9/15/2044	1,578	1,526
Ginnie Mae I Pool 4% 9/20/2052	5,217,460	4,910,126
Ginnie Mae I Pool 4.5% 10/15/2040	4,870	4,852
Ginnie Mae I Pool 4.5% 10/15/2041	7,758	7,713
Ginnie Mae I Pool 4.5% 10/20/2052	5,321,811	5,170,950
Ginnie Mae I Pool 4.5% 10/20/2054	68,960	66,536
Ginnie Mae I Pool 4.5% 11/20/2052	13,878,427	13,485,005
Ginnie Mae I Pool 4.5% 2/15/2039	19,707	19,652
Ginnie Mae I Pool 4.5% 2/15/2040	3,141	3,131
Ginnie Mae I Pool 4.5% 2/20/2053	7,684,487	7,463,647
Ginnie Mae I Pool 4.5% 3/15/2040	33,655	33,494
Ginnie Mae I Pool 4.5% 3/15/2041	157,165	156,611
Ginnie Mae I Pool 4.5% 3/15/2041	22,859	22,758
Ginnie Mae I Pool 4.5% 3/15/2041	3,717	3,702
Ginnie Mae I Pool 4.5% 4/15/2041	2,369	2,359
Ginnie Mae I Pool 4.5% 5/15/2040	59,922	59,633
Ginnie Mae I Pool 4.5% 5/15/2041	2,691	2,684
Ginnie Mae I Pool 4.5% 5/15/2041	377	376
Ginnie Mae I Pool 4.5% 5/20/2053	4,070,295	3,952,049
Ginnie Mae I Pool 4.5% 6/15/2040	104,565	104,196
Ginnie Mae I Pool 4.5% 6/15/2040	43,367	43,219
Ginnie Mae I Pool 4.5% 6/15/2040	14,392	14,348
Ginnie Mae I Pool 4.5% 6/15/2040	6,008	5,985
Ginnie Mae I Pool 4.5% 6/15/2040	4,504	4,487
Ginnie Mae I Pool 4.5% 6/15/2040	2,385	2,376
Ginnie Mae I Pool 4.5% 6/15/2041	3,261	3,248
Ginnie Mae I Pool 4.5% 6/15/2041	3,072	3,060
Ginnie Mae I Pool 4.5% 6/15/2041	1,350	1,342
Ginnie Mae I Pool 4.5% 7/15/2039	2,078	2,070
Ginnie Mae I Pool 4.5% 7/15/2040	18,794	18,729
Ginnie Mae I Pool 4.5% 7/15/2040	17,306	17,246
Ginnie Mae I Pool 4.5% 7/15/2040	16,110	16,052
Ginnie Mae I Pool 4.5% 7/15/2040	13,740	13,689
Ginnie Mae I Pool 4.5% 7/15/2040	3,820	3,807
Ginnie Mae I Pool 4.5% 7/15/2040	1,970	1,963
Ginnie Mae I Pool 4.5% 7/15/2041	3,922	3,899
Ginnie Mae I Pool 4.5% 7/20/2041	703,605	699,763
Ginnie Mae I Pool 4.5% 8/15/2040	8,097	8,078
Ginnie Mae I Pool 4.5% 8/15/2040	3,381	3,369
Ginnie Mae I Pool 4.5% 8/20/2052	78,283	76,113
Ginnie Mae I Pool 4.5% 9/15/2040	7,548	7,518
Ginnie Mae I Pool 4.5% 9/15/2040	7,259	7,232
Ginnie Mae I Pool 4.5% 9/15/2041	2,622	2,612
Ginnie Mae I Pool 4.5% 9/20/2052	10,262,717	9,974,999
Ginnie Mae I Pool 4.5% 9/20/2054	96,925	93,398
Ginnie Mae I Pool 5% 1/20/2053	3,173,167	3,156,276
Ginnie Mae I Pool 5% 10/20/2052	3,491,705	3,473,118
Ginnie Mae I Pool 5% 11/15/2039	54,663	55,539
Ginnie Mae I Pool 5% 11/20/2049	415,879	418,733
Ginnie Mae I Pool 5% 11/20/2052	15,684,690	15,601,200
Ginnie Mae I Pool 5% 12/20/2052	8,818,891	8,771,947
Ginnie Mae I Pool 5% 2/20/2041	15,495	15,755
Ginnie Mae I Pool 5% 3/15/2044	84,216	85,540
Ginnie Mae I Pool 5% 3/20/2053	3,188,318	3,170,350
Ginnie Mae I Pool 5% 4/15/2039	61,356	62,311
Ginnie Mae I Pool 5% 4/15/2039	15,985	16,231
Ginnie Mae I Pool 5% 4/15/2040	24,861	25,257
Ginnie Mae I Pool 5% 5/15/2039	70,277	71,395
Ginnie Mae I Pool 5% 5/15/2039	28,655	29,109
Ginnie Mae I Pool 5% 5/15/2040	31,732	32,234
Ginnie Mae I Pool 5% 5/15/2040	13,442	13,653
Ginnie Mae I Pool 5% 5/20/2053	2,335,219	2,322,059
Ginnie Mae I Pool 5% 6/15/2040	39,528	40,154
Ginnie Mae I Pool 5% 6/20/2040	1,520	1,546
Ginnie Mae I Pool 5% 6/20/2053	5,805,462	5,772,745
Ginnie Mae I Pool 5% 7/15/2040	150,404	152,783
Ginnie Mae I Pool 5% 7/15/2040	144,292	146,619
Ginnie Mae I Pool 5% 7/15/2040	112,534	114,315
Ginnie Mae I Pool 5% 7/15/2040	86,451	87,820
Ginnie Mae I Pool 5% 7/15/2040	85,654	87,010
Ginnie Mae I Pool 5% 7/15/2040	77,128	78,363
Ginnie Mae I Pool 5% 7/15/2040	72,418	73,553
Ginnie Mae I Pool 5% 7/15/2040	33,801	34,347
Ginnie Mae I Pool 5% 7/15/2040	25,697	26,110
Ginnie Mae I Pool 5% 7/20/2041	12,312	12,518
Ginnie Mae I Pool 5% 7/20/2052	382,665	380,628
Ginnie Mae I Pool 5% 8/15/2039	79,105	80,345
Ginnie Mae I Pool 5% 8/15/2039	50,407	51,198
Ginnie Mae I Pool 5% 8/15/2039	33,007	33,529
Ginnie Mae I Pool 5% 8/15/2039	8,720	8,856
Ginnie Mae I Pool 5% 9/15/2039	112,263	114,013
Ginnie Mae I Pool 5% 9/15/2039	98,943	100,476
Ginnie Mae I Pool 5% 9/15/2039	40,293	40,935
Ginnie Mae I Pool 5% 9/15/2039	39,860	40,497
Ginnie Mae I Pool 5% 9/15/2041	435,757	442,599
Ginnie Mae I Pool 5% 9/20/2052	1,154,712	1,148,566
Ginnie Mae I Pool 5.5% 1/15/2038	5,938	6,105
Ginnie Mae I Pool 5.5% 1/20/2053	3,196,950	3,237,892
Ginnie Mae I Pool 5.5% 10/15/2035	75,375	77,275
Ginnie Mae I Pool 5.5% 10/15/2038	2,526	2,600
Ginnie Mae I Pool 5.5% 10/20/2052	888,514	900,448
Ginnie Mae I Pool 5.5% 10/20/2054	5,279,821	5,321,038
Ginnie Mae I Pool 5.5% 11/15/2038	25,548	26,291
Ginnie Mae I Pool 5.5% 11/15/2038	10,696	11,005
Ginnie Mae I Pool 5.5% 11/15/2038	1,409	1,450
Ginnie Mae I Pool 5.5% 11/20/2052	4,539,842	4,600,820
Ginnie Mae I Pool 5.5% 12/15/2038	65,984	67,831
Ginnie Mae I Pool 5.5% 12/20/2041	26,075	27,019
Ginnie Mae I Pool 5.5% 12/20/2052	9,815,769	9,941,476
Ginnie Mae I Pool 5.5% 2/15/2038	5,620	5,783
Ginnie Mae I Pool 5.5% 2/15/2039	48,129	49,558
Ginnie Mae I Pool 5.5% 2/15/2039	11,752	12,105
Ginnie Mae I Pool 5.5% 2/20/2053	147,556	149,399
Ginnie Mae I Pool 5.5% 3/15/2039	134,522	138,403
Ginnie Mae I Pool 5.5% 3/15/2039	34,774	35,785
Ginnie Mae I Pool 5.5% 3/15/2040	831	854
Ginnie Mae I Pool 5.5% 3/20/2053	1,476,748	1,495,198
Ginnie Mae I Pool 5.5% 4/15/2039	45,843	47,210
Ginnie Mae I Pool 5.5% 4/15/2041	5,389	5,543
Ginnie Mae I Pool 5.5% 4/20/2053	7,254,722	7,345,363
Ginnie Mae I Pool 5.5% 5/15/2039	62,546	64,403
Ginnie Mae I Pool 5.5% 5/15/2039	25,960	26,739
Ginnie Mae I Pool 5.5% 5/20/2045	70,233	72,712
Ginnie Mae I Pool 5.5% 5/20/2053	205,393	208,023
Ginnie Mae I Pool 5.5% 6/15/2038	8,254	8,493
Ginnie Mae I Pool 5.5% 6/15/2038	1,261	1,298
Ginnie Mae I Pool 5.5% 6/20/2053	3,145,836	3,185,140
Ginnie Mae I Pool 5.5% 8/15/2039	22,142	22,805
Ginnie Mae I Pool 5.5% 9/15/2034	2,131	2,181
Ginnie Mae I Pool 5.5% 9/15/2038	4,055	4,171
Ginnie Mae I Pool 5.5% 9/15/2039	97,969	100,910
Ginnie Mae I Pool 5.5% 9/20/2052	4,937,463	5,003,781
Ginnie Mae I Pool 5.5% 9/20/2054	2,095,985	2,113,002
Ginnie Mae I Pool 6% 1/15/2038	13,923	14,506
Ginnie Mae I Pool 6% 1/15/2038	3,214	3,355
Ginnie Mae I Pool 6% 1/20/2053	5,266,113	5,412,887
Ginnie Mae I Pool 6% 10/15/2039	5,935	6,216
Ginnie Mae I Pool 6% 11/15/2034	52,353	54,134
Ginnie Mae I Pool 6% 11/15/2039	17,085	17,907
Ginnie Mae I Pool 6% 11/15/2039	16,253	16,983
Ginnie Mae I Pool 6% 11/15/2039	9,842	10,313
Ginnie Mae I Pool 6% 11/15/2039	6,458	6,761
Ginnie Mae I Pool 6% 11/15/2039	3,047	3,184
Ginnie Mae I Pool 6% 11/15/2039	2,620	2,722
Ginnie Mae I Pool 6% 11/15/2039	2,526	2,641
Ginnie Mae I Pool 6% 11/15/2039	1,620	1,694
Ginnie Mae I Pool 6% 11/15/2039	1,169	1,224
Ginnie Mae I Pool 6% 12/15/2040	15,011	15,677
Ginnie Mae I Pool 6% 12/20/2052	8,187,511	8,420,825
Ginnie Mae I Pool 6% 3/20/2053	303,426	311,764
Ginnie Mae I Pool 6% 6/15/2036	102,796	106,795
Ginnie Mae I Pool 6% 8/15/2037	3,321	3,469
Ginnie Mae I Pool 6.5% 1/15/2039	44,322	46,620
Ginnie Mae I Pool 6.5% 1/15/2039	1,413	1,489
Ginnie Mae I Pool 6.5% 10/15/2038	84	89
Ginnie Mae I Pool 6.5% 11/15/2038	1,353	1,423
Ginnie Mae I Pool 6.5% 12/20/2052	2,740,048	2,830,848
Ginnie Mae I Pool 6.5% 2/15/2038	9,702	10,173
Ginnie Mae II Pool 1.5% 10/20/2050	170,862	134,238
Ginnie Mae II Pool 1.5% 12/20/2051	798,666	626,975
Ginnie Mae II Pool 1.5% 2/20/2051	138,314	108,581
Ginnie Mae II Pool 1.5% 4/20/2051	315,634	247,781
Ginnie Mae II Pool 1.5% 5/20/2051	1,401,411	1,100,146
Ginnie Mae II Pool 1.5% 6/20/2045	65,994	54,062
Ginnie Mae II Pool 1.5% 6/20/2051	327,658	257,221
Ginnie Mae II Pool 1.5% 8/20/2051	72,846	57,186
Ginnie Mae II Pool 2% 1/20/2051	24,411,892	19,996,520
Ginnie Mae II Pool 2% 1/20/2052	1,999,800	1,637,785
Ginnie Mae II Pool 2% 1/20/2054	522,997	427,912
Ginnie Mae II Pool 2% 10/20/2050	314,589	257,640
Ginnie Mae II Pool 2% 11/20/2051	31,877,161	26,126,493
Ginnie Mae II Pool 2% 12/20/2050	61,440,219	50,313,144
Ginnie Mae II Pool 2% 12/20/2051	4,707,031	3,854,937
Ginnie Mae II Pool 2% 2/20/2051	6,726,766	5,510,098
Ginnie Mae II Pool 2% 3/20/2051	29,306,102	24,005,516
Ginnie Mae II Pool 2% 3/20/2052	2,219,027	1,818,019
Ginnie Mae II Pool 2% 4/20/2051	40,050,949	32,806,946
Ginnie Mae II Pool 2% 4/20/2052	5,524,450	4,526,107
Ginnie Mae II Pool 2% 5/20/2052	4,999,502	4,096,025
Ginnie Mae II Pool 2% 7/20/2051	81,540,709	66,766,984
Ginnie Mae II Pool 2% 8/20/2051	2,466,093	2,019,280
Ginnie Mae II Pool 2% 9/20/2050	3,924,186	3,215,646
Ginnie Mae II Pool 2% 9/20/2051	5,378,906	4,406,866
Ginnie Mae II Pool 2.5% 1/20/2045	11,253	9,927
Ginnie Mae II Pool 2.5% 1/20/2047	184,271	160,564
Ginnie Mae II Pool 2.5% 1/20/2048	23,577	20,421
Ginnie Mae II Pool 2.5% 1/20/2051	17,611,252	15,017,162
Ginnie Mae II Pool 2.5% 1/20/2052	9,161,980	7,806,719
Ginnie Mae II Pool 2.5% 10/20/2042	12,392	11,078
Ginnie Mae II Pool 2.5% 10/20/2043	39,326	35,037
Ginnie Mae II Pool 2.5% 10/20/2047	51,579	44,675
Ginnie Mae II Pool 2.5% 10/20/2050	18,278,067	15,602,893
Ginnie Mae II Pool 2.5% 10/20/2051	2,878,591	2,452,783
Ginnie Mae II Pool 2.5% 10/20/2053	3,223,352	2,749,820
Ginnie Mae II Pool 2.5% 11/20/2046	121,792	106,256
Ginnie Mae II Pool 2.5% 11/20/2050	8,974,145	7,660,691
Ginnie Mae II Pool 2.5% 11/20/2051	12,668,175	10,794,269
Ginnie Mae II Pool 2.5% 12/20/2042	5,138	4,597
Ginnie Mae II Pool 2.5% 12/20/2045	6,776	5,926
Ginnie Mae II Pool 2.5% 12/20/2046	87,567	76,339
Ginnie Mae II Pool 2.5% 12/20/2047	53,213	46,090
Ginnie Mae II Pool 2.5% 12/20/2049	31,950	27,344
Ginnie Mae II Pool 2.5% 12/20/2050	20,139,346	17,176,021
Ginnie Mae II Pool 2.5% 12/20/2051	6,495,343	5,534,537
Ginnie Mae II Pool 2.5% 12/20/2053	952,976	813,349
Ginnie Mae II Pool 2.5% 2/20/2044	10,659	9,421
Ginnie Mae II Pool 2.5% 2/20/2047	97,337	84,805
Ginnie Mae II Pool 2.5% 2/20/2050	1,222,909	1,046,599
Ginnie Mae II Pool 2.5% 2/20/2052	6,555,523	5,586,839
Ginnie Mae II Pool 2.5% 3/20/2045	7,853	6,911
Ginnie Mae II Pool 2.5% 3/20/2046	14,792	13,048
Ginnie Mae II Pool 2.5% 3/20/2047	8,570	7,473
Ginnie Mae II Pool 2.5% 3/20/2050	3,528,528	3,019,812
Ginnie Mae II Pool 2.5% 3/20/2051	3,218,283	2,744,239
Ginnie Mae II Pool 2.5% 3/20/2052	13,518,679	11,521,076
Ginnie Mae II Pool 2.5% 4/20/2043	10,738	9,578
Ginnie Mae II Pool 2.5% 4/20/2045	30,707	27,004
Ginnie Mae II Pool 2.5% 4/20/2046	23,382	20,460
Ginnie Mae II Pool 2.5% 4/20/2048	24,036	20,773
Ginnie Mae II Pool 2.5% 4/20/2050	3,313,088	2,831,291
Ginnie Mae II Pool 2.5% 4/20/2052	3,475,338	2,961,801
Ginnie Mae II Pool 2.5% 5/20/2043	8,897	7,927
Ginnie Mae II Pool 2.5% 5/20/2046	6,373	5,573
Ginnie Mae II Pool 2.5% 5/20/2050	11,026,169	9,422,718
Ginnie Mae II Pool 2.5% 5/20/2051	32,241,439	27,492,362
Ginnie Mae II Pool 2.5% 5/20/2052	12,635,732	10,768,599
Ginnie Mae II Pool 2.5% 6/20/2046	21,714	19,006
Ginnie Mae II Pool 2.5% 6/20/2049	94,417	82,505
Ginnie Mae II Pool 2.5% 6/20/2050	2,903,342	2,481,131
Ginnie Mae II Pool 2.5% 6/20/2051	9,789,222	8,341,178
Ginnie Mae II Pool 2.5% 6/20/2052	766,228	653,245
Ginnie Mae II Pool 2.5% 7/20/2043	148,877	132,382
Ginnie Mae II Pool 2.5% 7/20/2046	59,514	52,120
Ginnie Mae II Pool 2.5% 7/20/2050	1,882,776	1,608,978
Ginnie Mae II Pool 2.5% 7/20/2051	65,322,370	55,659,735
Ginnie Mae II Pool 2.5% 8/20/2050	2,459,739	2,099,988
Ginnie Mae II Pool 2.5% 8/20/2051	15,867,386	13,520,245
Ginnie Mae II Pool 2.5% 9/20/2043	29,516	26,249
Ginnie Mae II Pool 2.5% 9/20/2046	85,638	74,716
Ginnie Mae II Pool 2.5% 9/20/2050	22,580,236	19,275,397
Ginnie Mae II Pool 2.5% 9/20/2051	5,478,908	4,668,455
Ginnie Mae II Pool 3% 1/20/2043	3,785	3,467
Ginnie Mae II Pool 3% 1/20/2044	92,404	84,408
Ginnie Mae II Pool 3% 1/20/2045	155,914	141,277
Ginnie Mae II Pool 3% 1/20/2047	1,271,336	1,141,920
Ginnie Mae II Pool 3% 1/20/2048	761,690	681,773
Ginnie Mae II Pool 3% 1/20/2050	11,473,989	10,194,832
Ginnie Mae II Pool 3% 1/20/2051	10,881	9,661
Ginnie Mae II Pool 3% 1/20/2052	99,266	87,975
Ginnie Mae II Pool 3% 1/20/2055	65,259	57,861
Ginnie Mae II Pool 3% 10/20/2043	20,329	18,562
Ginnie Mae II Pool 3% 10/20/2045	144,423	129,766
Ginnie Mae II Pool 3% 10/20/2046	473,306	425,126
Ginnie Mae II Pool 3% 10/20/2047	558,311	499,733
Ginnie Mae II Pool 3% 11/20/2045	9,376	8,424
Ginnie Mae II Pool 3% 11/20/2046	4,389,327	3,942,512
Ginnie Mae II Pool 3% 11/20/2047	961,409	860,537
Ginnie Mae II Pool 3% 11/20/2051	201,949	179,104
Ginnie Mae II Pool 3% 11/20/2054	405,127	359,044
Ginnie Mae II Pool 3% 12/20/2044	49,287	44,689
Ginnie Mae II Pool 3% 12/20/2045	861,604	774,165
Ginnie Mae II Pool 3% 12/20/2046	225,251	202,321
Ginnie Mae II Pool 3% 12/20/2047	1,592,708	1,425,600
Ginnie Mae II Pool 3% 12/20/2049	4,660,881	4,141,271
Ginnie Mae II Pool 3% 12/20/2054	2,300,034	2,039,306
Ginnie Mae II Pool 3% 2/20/2044	141,066	128,713
Ginnie Mae II Pool 3% 2/20/2045	1,149,290	1,041,408
Ginnie Mae II Pool 3% 2/20/2046	5,344,544	4,802,163
Ginnie Mae II Pool 3% 2/20/2047	1,152,075	1,034,799
Ginnie Mae II Pool 3% 2/20/2048	168,637	150,944
Ginnie Mae II Pool 3% 2/20/2049	18,263	16,375
Ginnie Mae II Pool 3% 2/20/2050	1,378,632	1,224,938
Ginnie Mae II Pool 3% 2/20/2051	430,770	382,477
Ginnie Mae II Pool 3% 2/20/2052	336,067	297,945
Ginnie Mae II Pool 3% 3/20/2043	19,288	17,653
Ginnie Mae II Pool 3% 3/20/2045	17,223	15,597
Ginnie Mae II Pool 3% 3/20/2046	11,249	10,107
Ginnie Mae II Pool 3% 3/20/2047	59,304	53,267
Ginnie Mae II Pool 3% 3/20/2048	184,548	165,185
Ginnie Mae II Pool 3% 3/20/2050	3,700,820	3,288,240
Ginnie Mae II Pool 3% 3/20/2051	15,833,003	14,057,994
Ginnie Mae II Pool 3% 3/20/2052	11,037,942	9,782,389
Ginnie Mae II Pool 3% 4/20/2043	562,200	514,338
Ginnie Mae II Pool 3% 4/20/2047	332,221	298,402
Ginnie Mae II Pool 3% 4/20/2048	126,581	113,300
Ginnie Mae II Pool 3% 4/20/2049	218,855	195,892
Ginnie Mae II Pool 3% 4/20/2050	5,275,259	4,687,156
Ginnie Mae II Pool 3% 4/20/2051	4,419,330	3,922,506
Ginnie Mae II Pool 3% 4/20/2052	12,098,788	10,722,565
Ginnie Mae II Pool 3% 5/20/2045	486,682	440,283
Ginnie Mae II Pool 3% 5/20/2046	8,253	7,415
Ginnie Mae II Pool 3% 5/20/2047	185,698	166,795
Ginnie Mae II Pool 3% 5/20/2048	17,347	15,527
Ginnie Mae II Pool 3% 5/20/2051	21,597,487	19,149,235
Ginnie Mae II Pool 3% 5/20/2052	31,852,914	28,229,683
Ginnie Mae II Pool 3% 6/20/2045	691,508	625,380
Ginnie Mae II Pool 3% 6/20/2046	526,805	473,179
Ginnie Mae II Pool 3% 6/20/2049	523,030	468,154
Ginnie Mae II Pool 3% 6/20/2050	7,999,913	7,105,557
Ginnie Mae II Pool 3% 6/20/2052	9,298,820	8,241,091
Ginnie Mae II Pool 3% 7/20/2042	64,757	59,392
Ginnie Mae II Pool 3% 7/20/2044	114,611	104,211
Ginnie Mae II Pool 3% 7/20/2045	657,147	594,110
Ginnie Mae II Pool 3% 7/20/2046	2,494,992	2,241,013
Ginnie Mae II Pool 3% 7/20/2047	7,405	6,639
Ginnie Mae II Pool 3% 7/20/2049	4,256,187	3,797,655
Ginnie Mae II Pool 3% 7/20/2050	9,388,266	8,338,698
Ginnie Mae II Pool 3% 8/20/2042	3,855,861	3,535,457
Ginnie Mae II Pool 3% 8/20/2043	6,832	6,239
Ginnie Mae II Pool 3% 8/20/2044	67,227	61,253
Ginnie Mae II Pool 3% 8/20/2045	148,848	134,515
Ginnie Mae II Pool 3% 8/20/2046	15,033,117	13,502,810
Ginnie Mae II Pool 3% 8/20/2047	173,961	155,981
Ginnie Mae II Pool 3% 8/20/2050	4,240,602	3,766,521
Ginnie Mae II Pool 3% 8/20/2051	45,526	40,380
Ginnie Mae II Pool 3% 9/20/2043	670,215	611,751
Ginnie Mae II Pool 3% 9/20/2045	20,265	18,313
Ginnie Mae II Pool 3% 9/20/2046	1,370,802	1,231,260
Ginnie Mae II Pool 3% 9/20/2047	1,145,771	1,027,346
Ginnie Mae II Pool 3% 9/20/2049	1,019,344	906,979
Ginnie Mae II Pool 3% 9/20/2051	382,058	338,778
Ginnie Mae II Pool 3.5% 1/20/2045	632,769	586,715
Ginnie Mae II Pool 3.5% 1/20/2046	734,113	681,144
Ginnie Mae II Pool 3.5% 1/20/2048	1,480,803	1,367,941
Ginnie Mae II Pool 3.5% 1/20/2050	7,657,332	7,049,788
Ginnie Mae II Pool 3.5% 10/1/2055 (h)	14,275,000	12,958,107
Ginnie Mae II Pool 3.5% 10/20/2045	642,416	596,063
Ginnie Mae II Pool 3.5% 10/20/2046	296,383	274,720
Ginnie Mae II Pool 3.5% 10/20/2047	494,985	457,414
Ginnie Mae II Pool 3.5% 10/20/2048	511,457	471,836
Ginnie Mae II Pool 3.5% 10/20/2049	4,423	4,075
Ginnie Mae II Pool 3.5% 11/20/2042	1,510,647	1,413,104
Ginnie Mae II Pool 3.5% 11/20/2045	503,276	466,962
Ginnie Mae II Pool 3.5% 11/20/2046	21,190	19,641
Ginnie Mae II Pool 3.5% 11/20/2047	1,330,166	1,229,201
Ginnie Mae II Pool 3.5% 11/20/2050	179,215	164,996
Ginnie Mae II Pool 3.5% 12/20/2041	512,364	480,875
Ginnie Mae II Pool 3.5% 12/20/2042	746,996	698,753
Ginnie Mae II Pool 3.5% 12/20/2043	60,393	56,229
Ginnie Mae II Pool 3.5% 12/20/2044	5,549	5,147
Ginnie Mae II Pool 3.5% 12/20/2045	187,488	173,960
Ginnie Mae II Pool 3.5% 12/20/2047	277,149	256,719
Ginnie Mae II Pool 3.5% 12/20/2049	6,501,530	5,985,689
Ginnie Mae II Pool 3.5% 2/20/2043	941,537	880,230
Ginnie Mae II Pool 3.5% 2/20/2044	58,317	54,266
Ginnie Mae II Pool 3.5% 2/20/2045	408,625	378,890
Ginnie Mae II Pool 3.5% 2/20/2046	2,222,887	2,062,497
Ginnie Mae II Pool 3.5% 2/20/2047	296,533	274,581
Ginnie Mae II Pool 3.5% 2/20/2048	846,382	781,874
Ginnie Mae II Pool 3.5% 2/20/2049	616,986	569,769
Ginnie Mae II Pool 3.5% 2/20/2051	8,620,061	7,936,133
Ginnie Mae II Pool 3.5% 3/20/2043	776,579	725,826
Ginnie Mae II Pool 3.5% 3/20/2046	899,655	834,741
Ginnie Mae II Pool 3.5% 3/20/2048	268,516	248,051
Ginnie Mae II Pool 3.5% 3/20/2049	6,507,463	5,999,286
Ginnie Mae II Pool 3.5% 3/20/2050	19,174,241	17,652,930
Ginnie Mae II Pool 3.5% 3/20/2051	3,252,087	2,994,062
Ginnie Mae II Pool 3.5% 3/20/2052	5,816,169	5,311,539
Ginnie Mae II Pool 3.5% 4/20/2042	499,789	468,562
Ginnie Mae II Pool 3.5% 4/20/2043	1,437,802	1,343,487
Ginnie Mae II Pool 3.5% 4/20/2045	434,444	402,415
Ginnie Mae II Pool 3.5% 4/20/2046	2,948,543	2,735,794
Ginnie Mae II Pool 3.5% 4/20/2047	67,691	62,680
Ginnie Mae II Pool 3.5% 4/20/2049	1,544,233	1,423,160
Ginnie Mae II Pool 3.5% 4/20/2050	3,377,379	3,109,413
Ginnie Mae II Pool 3.5% 5/20/2042	1,458,791	1,367,267
Ginnie Mae II Pool 3.5% 5/20/2043	1,201,208	1,117,320
Ginnie Mae II Pool 3.5% 5/20/2045	103,773	96,099
Ginnie Mae II Pool 3.5% 5/20/2046	648,372	601,590
Ginnie Mae II Pool 3.5% 5/20/2047	5,303,620	4,907,684
Ginnie Mae II Pool 3.5% 5/20/2048	858,762	793,311
Ginnie Mae II Pool 3.5% 5/20/2051	5,779,280	5,306,296
Ginnie Mae II Pool 3.5% 5/20/2052	2,451,829	2,239,292
Ginnie Mae II Pool 3.5% 6/20/2043	58,779	54,893
Ginnie Mae II Pool 3.5% 6/20/2045	570,873	528,527
Ginnie Mae II Pool 3.5% 6/20/2046	1,656,996	1,537,437
Ginnie Mae II Pool 3.5% 6/20/2047	408,200	377,726
Ginnie Mae II Pool 3.5% 6/20/2048	1,210,741	1,118,463
Ginnie Mae II Pool 3.5% 6/20/2049	135,234	124,632
Ginnie Mae II Pool 3.5% 6/20/2051	1,702,198	1,562,888
Ginnie Mae II Pool 3.5% 6/20/2052	13,203,309	12,050,527
Ginnie Mae II Pool 3.5% 7/20/2042	534,121	500,193
Ginnie Mae II Pool 3.5% 7/20/2043	340,102	317,689
Ginnie Mae II Pool 3.5% 7/20/2045	1,435,700	1,328,888
Ginnie Mae II Pool 3.5% 7/20/2046	1,065,729	987,833
Ginnie Mae II Pool 3.5% 7/20/2047	1,160,361	1,073,735
Ginnie Mae II Pool 3.5% 7/20/2050	468,355	431,195
Ginnie Mae II Pool 3.5% 8/20/2042	184,338	172,582
Ginnie Mae II Pool 3.5% 8/20/2043	72,909	68,048
Ginnie Mae II Pool 3.5% 8/20/2045	889,217	822,842
Ginnie Mae II Pool 3.5% 8/20/2046	586,422	543,559
Ginnie Mae II Pool 3.5% 8/20/2047	1,900,768	1,757,680
Ginnie Mae II Pool 3.5% 8/20/2048	1,402,168	1,294,862
Ginnie Mae II Pool 3.5% 9/1/2055 (h)	28,550,000	25,984,243
Ginnie Mae II Pool 3.5% 9/20/2043	1,673,244	1,560,707
Ginnie Mae II Pool 3.5% 9/20/2045	49,942	46,201
Ginnie Mae II Pool 3.5% 9/20/2046	404,678	375,099
Ginnie Mae II Pool 3.5% 9/20/2047	146,580	135,546
Ginnie Mae II Pool 3.5% 9/20/2048	120,587	111,397
Ginnie Mae II Pool 3.5% 9/20/2049	3,789,015	3,490,758
Ginnie Mae II Pool 4% 1/20/2041	488,528	473,507
Ginnie Mae II Pool 4% 1/20/2046	191,784	183,409
Ginnie Mae II Pool 4% 1/20/2047	1,320,664	1,260,513
Ginnie Mae II Pool 4% 1/20/2048	268,942	256,189
Ginnie Mae II Pool 4% 1/20/2049	1,907,693	1,811,864
Ginnie Mae II Pool 4% 1/20/2050	567,287	537,727
Ginnie Mae II Pool 4% 1/20/2051	1,268,375	1,198,319
Ginnie Mae II Pool 4% 10/20/2025	22	21
Ginnie Mae II Pool 4% 10/20/2040	289,992	281,138
Ginnie Mae II Pool 4% 10/20/2044	160,795	154,418
Ginnie Mae II Pool 4% 10/20/2045	441,409	422,795
Ginnie Mae II Pool 4% 10/20/2047	87,006	82,935
Ginnie Mae II Pool 4% 10/20/2048	1,331,031	1,264,170
Ginnie Mae II Pool 4% 10/20/2049	833,510	790,078
Ginnie Mae II Pool 4% 10/20/2050	534,938	507,064
Ginnie Mae II Pool 4% 11/20/2039	19,087	18,526
Ginnie Mae II Pool 4% 11/20/2040	388,519	376,615
Ginnie Mae II Pool 4% 11/20/2044	335,230	321,881
Ginnie Mae II Pool 4% 11/20/2045	187,328	179,147
Ginnie Mae II Pool 4% 11/20/2047	185,983	177,164
Ginnie Mae II Pool 4% 11/20/2049	497,378	470,528
Ginnie Mae II Pool 4% 11/20/2050	182,611	172,353
Ginnie Mae II Pool 4% 12/20/2041	113,081	109,406
Ginnie Mae II Pool 4% 12/20/2044	7,286	6,996
Ginnie Mae II Pool 4% 12/20/2045	368,929	352,818
Ginnie Mae II Pool 4% 12/20/2047	784,923	747,702
Ginnie Mae II Pool 4% 12/20/2049	61,231	58,040
Ginnie Mae II Pool 4% 12/20/2050	587,755	555,292
Ginnie Mae II Pool 4% 2/20/2041	53,294	51,648
Ginnie Mae II Pool 4% 2/20/2044	16,664	16,025
Ginnie Mae II Pool 4% 2/20/2046	357,330	341,725
Ginnie Mae II Pool 4% 2/20/2048	23,168	22,070
Ginnie Mae II Pool 4% 2/20/2049	11,861	11,243
Ginnie Mae II Pool 4% 2/20/2050	2,090,511	1,981,579
Ginnie Mae II Pool 4% 2/20/2055	15,199,986	14,174,009
Ginnie Mae II Pool 4% 3/20/2045	1,154,120	1,108,340
Ginnie Mae II Pool 4% 3/20/2046	331,387	316,915
Ginnie Mae II Pool 4% 3/20/2048	12,195	11,616
Ginnie Mae II Pool 4% 3/20/2049	618,036	585,831
Ginnie Mae II Pool 4% 3/20/2050	6,787,174	6,433,508
Ginnie Mae II Pool 4% 3/20/2054	3,570,246	3,338,464
Ginnie Mae II Pool 4% 4/20/2044	3,762	3,617
Ginnie Mae II Pool 4% 4/20/2045	878,880	843,732
Ginnie Mae II Pool 4% 4/20/2046	482,047	460,996
Ginnie Mae II Pool 4% 4/20/2048	631,552	600,814
Ginnie Mae II Pool 4% 4/20/2050	1,586,208	1,500,579
Ginnie Mae II Pool 4% 4/20/2051	2,875,470	2,716,649
Ginnie Mae II Pool 4% 4/20/2054	2,676,004	2,498,931
Ginnie Mae II Pool 4% 5/20/2044	1,699	1,633
Ginnie Mae II Pool 4% 5/20/2047	1,336,998	1,276,104
Ginnie Mae II Pool 4% 5/20/2048	887,435	844,243
Ginnie Mae II Pool 4% 5/20/2049	548,868	520,268
Ginnie Mae II Pool 4% 5/20/2050	1,988,811	1,885,178
Ginnie Mae II Pool 4% 6/20/2045	9,089	8,717
Ginnie Mae II Pool 4% 6/20/2047	76,024	72,467
Ginnie Mae II Pool 4% 6/20/2048	1,113,910	1,059,695
Ginnie Mae II Pool 4% 6/20/2049	1,909,084	1,809,605
Ginnie Mae II Pool 4% 7/20/2043	202,668	195,726
Ginnie Mae II Pool 4% 7/20/2044	8,851	8,505
Ginnie Mae II Pool 4% 7/20/2045	604,372	579,266
Ginnie Mae II Pool 4% 7/20/2047	1,509,203	1,438,579
Ginnie Mae II Pool 4% 7/20/2048	625,564	595,117
Ginnie Mae II Pool 4% 7/20/2050	838,742	795,037
Ginnie Mae II Pool 4% 7/20/2053	171,219	161,348
Ginnie Mae II Pool 4% 8/20/2040	22,053	21,385
Ginnie Mae II Pool 4% 8/20/2041	380,439	368,234
Ginnie Mae II Pool 4% 8/20/2044	21,833	20,978
Ginnie Mae II Pool 4% 8/20/2045	88,428	84,742
Ginnie Mae II Pool 4% 8/20/2047	41,890	39,929
Ginnie Mae II Pool 4% 8/20/2048	1,222,730	1,161,309
Ginnie Mae II Pool 4% 8/20/2050	1,114,476	1,056,403
Ginnie Mae II Pool 4% 8/20/2055	2,549,745	2,377,641
Ginnie Mae II Pool 4% 9/20/2040	25,299	24,526
Ginnie Mae II Pool 4% 9/20/2041	1,222,907	1,183,484
Ginnie Mae II Pool 4% 9/20/2044	142,235	136,639
Ginnie Mae II Pool 4% 9/20/2045	213,799	204,851
Ginnie Mae II Pool 4% 9/20/2046	86,504	82,672
Ginnie Mae II Pool 4% 9/20/2048	376,980	358,043
Ginnie Mae II Pool 4% 9/20/2049	981,598	930,449
Ginnie Mae II Pool 4% 9/20/2050	1,787,939	1,691,421
Ginnie Mae II Pool 4% 9/20/2053	3,371,122	3,174,127
Ginnie Mae II Pool 4.5% 1/20/2041	68,555	68,198
Ginnie Mae II Pool 4.5% 1/20/2042	13,304	13,231
Ginnie Mae II Pool 4.5% 1/20/2045	33,132	32,770
Ginnie Mae II Pool 4.5% 1/20/2046	86,885	85,936
Ginnie Mae II Pool 4.5% 1/20/2047	373,183	369,105
Ginnie Mae II Pool 4.5% 1/20/2049	187,929	184,290
Ginnie Mae II Pool 4.5% 1/20/2050	1,017,850	997,187
Ginnie Mae II Pool 4.5% 1/20/2051	161,960	159,279
Ginnie Mae II Pool 4.5% 1/20/2055	11,016,705	10,608,009
Ginnie Mae II Pool 4.5% 10/20/2040	5,839	5,810
Ginnie Mae II Pool 4.5% 10/20/2046	4,525	4,495
Ginnie Mae II Pool 4.5% 10/20/2047	272,418	268,420
Ginnie Mae II Pool 4.5% 10/20/2048	597,409	586,401
Ginnie Mae II Pool 4.5% 10/20/2049	346,126	339,748
Ginnie Mae II Pool 4.5% 10/20/2050	142,657	140,385
Ginnie Mae II Pool 4.5% 11/20/2033	4,129	4,120
Ginnie Mae II Pool 4.5% 11/20/2040	216,234	215,119
Ginnie Mae II Pool 4.5% 11/20/2044	33,938	33,567
Ginnie Mae II Pool 4.5% 11/20/2046	8,742	8,673
Ginnie Mae II Pool 4.5% 11/20/2048	397,406	390,083
Ginnie Mae II Pool 4.5% 11/20/2050	330,578	324,487
Ginnie Mae II Pool 4.5% 11/20/2054	2,825,597	2,722,761
Ginnie Mae II Pool 4.5% 12/20/2040	3,772	3,752
Ginnie Mae II Pool 4.5% 12/20/2049	302,059	296,211
Ginnie Mae II Pool 4.5% 12/20/2050	2,076,587	2,034,430
Ginnie Mae II Pool 4.5% 12/20/2053	5,072,941	4,900,995
Ginnie Mae II Pool 4.5% 12/20/2054	4,804,228	4,627,503
Ginnie Mae II Pool 4.5% 2/20/2041	88,244	87,782
Ginnie Mae II Pool 4.5% 2/20/2046	206,046	203,795
Ginnie Mae II Pool 4.5% 2/20/2050	1,054,745	1,034,322
Ginnie Mae II Pool 4.5% 2/20/2054	5,935,179	5,724,734
Ginnie Mae II Pool 4.5% 2/20/2055	7,165,332	6,899,514
Ginnie Mae II Pool 4.5% 3/20/2033	559	558
Ginnie Mae II Pool 4.5% 3/20/2034	4,891	4,881
Ginnie Mae II Pool 4.5% 3/20/2041	202,095	201,035
Ginnie Mae II Pool 4.5% 3/20/2045	91,432	90,736
Ginnie Mae II Pool 4.5% 3/20/2046	17,906	17,761
Ginnie Mae II Pool 4.5% 3/20/2047	468,842	462,986
Ginnie Mae II Pool 4.5% 3/20/2049	148,499	145,623
Ginnie Mae II Pool 4.5% 3/20/2050	378,991	371,297
Ginnie Mae II Pool 4.5% 3/20/2054	1,922,811	1,853,431
Ginnie Mae II Pool 4.5% 4/20/2041	19,309	19,207
Ginnie Mae II Pool 4.5% 4/20/2045	114,857	114,086
Ginnie Mae II Pool 4.5% 4/20/2046	43,309	42,836
Ginnie Mae II Pool 4.5% 4/20/2047	217,679	214,961
Ginnie Mae II Pool 4.5% 4/20/2050	2,133,022	2,087,053
Ginnie Mae II Pool 4.5% 4/20/2054	33,915	32,691
Ginnie Mae II Pool 4.5% 5/20/2034	5,838	5,826
Ginnie Mae II Pool 4.5% 5/20/2040	93,602	93,145
Ginnie Mae II Pool 4.5% 5/20/2041	1,910,022	1,899,833
Ginnie Mae II Pool 4.5% 5/20/2044	17,594	17,477
Ginnie Mae II Pool 4.5% 5/20/2045	61,208	60,540
Ginnie Mae II Pool 4.5% 5/20/2046	30,787	30,537
Ginnie Mae II Pool 4.5% 5/20/2049	835,589	818,626
Ginnie Mae II Pool 4.5% 5/20/2051	354,447	347,584
Ginnie Mae II Pool 4.5% 6/20/2040	1,114	1,108
Ginnie Mae II Pool 4.5% 6/20/2045	405,726	402,517
Ginnie Mae II Pool 4.5% 6/20/2046	143,792	142,640
Ginnie Mae II Pool 4.5% 6/20/2054	7,452,115	7,180,315
Ginnie Mae II Pool 4.5% 6/20/2055	6,811,361	6,558,674
Ginnie Mae II Pool 4.5% 7/20/2033	407	406
Ginnie Mae II Pool 4.5% 7/20/2040	1,187	1,181
Ginnie Mae II Pool 4.5% 7/20/2041	3,138	3,121
Ginnie Mae II Pool 4.5% 7/20/2042	10,824	10,764
Ginnie Mae II Pool 4.5% 7/20/2045	13,405	13,259
Ginnie Mae II Pool 4.5% 7/20/2046	83,254	82,345
Ginnie Mae II Pool 4.5% 7/20/2050	852,511	838,401
Ginnie Mae II Pool 4.5% 7/20/2053	11,822,941	11,457,306
Ginnie Mae II Pool 4.5% 7/20/2054	110,115	106,099
Ginnie Mae II Pool 4.5% 7/20/2055	4,204,009	4,048,050
Ginnie Mae II Pool 4.5% 8/20/2035	325	323
Ginnie Mae II Pool 4.5% 8/20/2041	30,597	30,428
Ginnie Mae II Pool 4.5% 8/20/2046	226,052	224,240
Ginnie Mae II Pool 4.5% 8/20/2048	3,347,422	3,288,881
Ginnie Mae II Pool 4.5% 8/20/2050	584,174	572,862
Ginnie Mae II Pool 4.5% 9/20/2040	1,930	1,920
Ginnie Mae II Pool 4.5% 9/20/2042	12,495	12,425
Ginnie Mae II Pool 4.5% 9/20/2046	122,189	121,435
Ginnie Mae II Pool 4.5% 9/20/2047	339,661	334,676
Ginnie Mae II Pool 4.5% 9/20/2049	175,766	172,527
Ginnie Mae II Pool 4.5% 9/20/2050	722,195	710,242
Ginnie Mae II Pool 4.5% 9/20/2053	47,157	45,695
Ginnie Mae II Pool 5% 1/20/2039	6,298	6,401
Ginnie Mae II Pool 5% 1/20/2046	5,435	5,528
Ginnie Mae II Pool 5% 1/20/2047	74,054	75,290
Ginnie Mae II Pool 5% 1/20/2054	6,219,639	6,172,925
Ginnie Mae II Pool 5% 1/20/2055	34,985,840	34,621,946
Ginnie Mae II Pool 5% 10/20/2039	144,451	146,842
Ginnie Mae II Pool 5% 10/20/2046	17,657	17,953
Ginnie Mae II Pool 5% 10/20/2047	24,992	25,358
Ginnie Mae II Pool 5% 10/20/2048	91,483	92,111
Ginnie Mae II Pool 5% 11/20/2043	2,211	2,249
Ginnie Mae II Pool 5% 11/20/2044	59,526	60,546
Ginnie Mae II Pool 5% 11/20/2045	3,959	4,026
Ginnie Mae II Pool 5% 11/20/2047	89,663	90,979
Ginnie Mae II Pool 5% 11/20/2049	178,941	180,617
Ginnie Mae II Pool 5% 11/20/2053	10,699,637	10,625,964
Ginnie Mae II Pool 5% 11/20/2054	5,984,590	5,924,213
Ginnie Mae II Pool 5% 12/20/2044	24,693	25,113
Ginnie Mae II Pool 5% 12/20/2046	5,155	5,242
Ginnie Mae II Pool 5% 12/20/2047	93,007	94,314
Ginnie Mae II Pool 5% 12/20/2054	2,464,197	2,438,566
Ginnie Mae II Pool 5% 2/20/2035	393	399
Ginnie Mae II Pool 5% 2/20/2045	45,632	46,413
Ginnie Mae II Pool 5% 2/20/2048	20,227	20,474
Ginnie Mae II Pool 5% 2/20/2049	310,458	312,395
Ginnie Mae II Pool 5% 2/20/2055	9,011,537	8,917,806
Ginnie Mae II Pool 5% 3/20/2042	7,433	7,556
Ginnie Mae II Pool 5% 3/20/2044	56,129	57,078
Ginnie Mae II Pool 5% 3/20/2046	29,370	29,873
Ginnie Mae II Pool 5% 3/20/2048	195,428	197,807
Ginnie Mae II Pool 5% 3/20/2049	72,123	72,573
Ginnie Mae II Pool 5% 3/20/2050	500,399	506,492
Ginnie Mae II Pool 5% 4/20/2038	344	349
Ginnie Mae II Pool 5% 4/20/2040	13,170	13,390
Ginnie Mae II Pool 5% 4/20/2044	44,987	45,756
Ginnie Mae II Pool 5% 4/20/2046	15,683	15,949
Ginnie Mae II Pool 5% 4/20/2047	61,797	62,871
Ginnie Mae II Pool 5% 4/20/2048	273,457	276,445
Ginnie Mae II Pool 5% 4/20/2050	451,429	456,361
Ginnie Mae II Pool 5% 5/20/2044	107,700	109,515
Ginnie Mae II Pool 5% 5/20/2046	23,478	23,880
Ginnie Mae II Pool 5% 5/20/2047	32,506	33,035
Ginnie Mae II Pool 5% 5/20/2048	53,378	53,912
Ginnie Mae II Pool 5% 5/20/2050	102,783	104,131
Ginnie Mae II Pool 5% 5/20/2052	17,324	17,233
Ginnie Mae II Pool 5% 5/20/2055	16,896,930	16,721,182
Ginnie Mae II Pool 5% 6/20/2033	415	420
Ginnie Mae II Pool 5% 6/20/2040	48,674	49,489
Ginnie Mae II Pool 5% 6/20/2043	4,472	4,546
Ginnie Mae II Pool 5% 6/20/2044	2,902	2,950
Ginnie Mae II Pool 5% 6/20/2045	22,015	22,393
Ginnie Mae II Pool 5% 6/20/2046	12,162	12,369
Ginnie Mae II Pool 5% 6/20/2048	276,567	278,898
Ginnie Mae II Pool 5% 6/20/2054	9,292,372	9,204,432
Ginnie Mae II Pool 5% 6/20/2055	7,982,461	7,899,434
Ginnie Mae II Pool 5% 7/20/2034	601	609
Ginnie Mae II Pool 5% 7/20/2040	25,614	26,043
Ginnie Mae II Pool 5% 7/20/2045	26,254	26,707
Ginnie Mae II Pool 5% 7/20/2046	6,315	6,423
Ginnie Mae II Pool 5% 7/20/2047	4,212	4,273
Ginnie Mae II Pool 5% 7/20/2048	529,799	533,767
Ginnie Mae II Pool 5% 7/20/2050	49,890	50,497
Ginnie Mae II Pool 5% 7/20/2053	13,892,320	13,814,029
Ginnie Mae II Pool 5% 7/20/2055	6,274,511	6,209,248
Ginnie Mae II Pool 5% 8/20/2034	282	285
Ginnie Mae II Pool 5% 8/20/2040	40,060	40,733
Ginnie Mae II Pool 5% 8/20/2044	3,709	3,772
Ginnie Mae II Pool 5% 8/20/2046	63,979	65,069
Ginnie Mae II Pool 5% 8/20/2047	7,554	7,665
Ginnie Mae II Pool 5% 8/20/2050	394,411	398,967
Ginnie Mae II Pool 5% 9/20/2040	1,841	1,872
Ginnie Mae II Pool 5% 9/20/2045	21,098	21,462
Ginnie Mae II Pool 5% 9/20/2048	188,231	189,523
Ginnie Mae II Pool 5.5% 1/20/2033	38,869	39,857
Ginnie Mae II Pool 5.5% 1/20/2049	20,992	21,647
Ginnie Mae II Pool 5.5% 1/20/2054	5,060,139	5,112,291
Ginnie Mae II Pool 5.5% 1/20/2055	9,958,555	10,037,075
Ginnie Mae II Pool 5.5% 10/20/2043	4,247	4,390
Ginnie Mae II Pool 5.5% 10/20/2048	20,539	21,206
Ginnie Mae II Pool 5.5% 10/20/2053	5,258,457	5,324,157
Ginnie Mae II Pool 5.5% 11/20/2033	4,040	4,153
Ginnie Mae II Pool 5.5% 11/20/2046	32,962	34,117
Ginnie Mae II Pool 5.5% 11/20/2053	219,230	221,764
Ginnie Mae II Pool 5.5% 12/20/2032	5,299	5,434
Ginnie Mae II Pool 5.5% 12/20/2043	10,212	10,543
Ginnie Mae II Pool 5.5% 12/20/2048	43,114	44,515
Ginnie Mae II Pool 5.5% 2/20/2033	20,231	20,745
Ginnie Mae II Pool 5.5% 2/20/2054	11,151,180	11,266,110
Ginnie Mae II Pool 5.5% 2/20/2055	4,282,585	4,316,352
Ginnie Mae II Pool 5.5% 3/20/2041	3,045	3,155
Ginnie Mae II Pool 5.5% 3/20/2045	12,450	12,891
Ginnie Mae II Pool 5.5% 3/20/2055	24,957,478	25,154,260
Ginnie Mae II Pool 5.5% 4/20/2033	307	314
Ginnie Mae II Pool 5.5% 4/20/2045	54,102	55,975
Ginnie Mae II Pool 5.5% 4/20/2048	15,468	16,072
Ginnie Mae II Pool 5.5% 4/20/2049	38,400	39,684
Ginnie Mae II Pool 5.5% 4/20/2055	8,455,698	8,522,369
Ginnie Mae II Pool 5.5% 5/20/2044	12,912	13,348
Ginnie Mae II Pool 5.5% 5/20/2046	18,348	19,014
Ginnie Mae II Pool 5.5% 5/20/2055	4,984,464	5,023,765
Ginnie Mae II Pool 5.5% 6/20/2033	4,661	4,786
Ginnie Mae II Pool 5.5% 6/20/2045	25,143	26,040
Ginnie Mae II Pool 5.5% 6/20/2049	12,129	12,524
Ginnie Mae II Pool 5.5% 6/20/2054	5,318,917	5,365,426
Ginnie Mae II Pool 5.5% 6/20/2055	40,201,385	40,518,361
Ginnie Mae II Pool 5.5% 7/20/2038	28,389	29,436
Ginnie Mae II Pool 5.5% 7/20/2048	56,460	58,453
Ginnie Mae II Pool 5.5% 7/20/2053	3,672,258	3,718,139
Ginnie Mae II Pool 5.5% 7/20/2054	1,561,355	1,574,032
Ginnie Mae II Pool 5.5% 8/20/2044	17,052	17,660
Ginnie Mae II Pool 5.5% 8/20/2048	2,582	2,673
Ginnie Mae II Pool 5.5% 8/20/2053	18,844,947	19,062,731
Ginnie Mae II Pool 5.5% 8/20/2054	12,266,559	12,366,153
Ginnie Mae II Pool 5.5% 9/20/2048	46,666	48,270
Ginnie Mae II Pool 5.5% 9/20/2053	300,142	303,892
Ginnie Mae II Pool 6% 1/20/2037	3,100	3,243
Ginnie Mae II Pool 6% 1/20/2055	18,685,740	19,067,854
Ginnie Mae II Pool 6% 10/1/2055 (h)	38,900,000	39,639,695
Ginnie Mae II Pool 6% 10/20/2035	12,644	13,188
Ginnie Mae II Pool 6% 10/20/2037	22,370	23,442
Ginnie Mae II Pool 6% 11/20/2037	78,263	82,042
Ginnie Mae II Pool 6% 12/20/2036	9,886	10,343
Ginnie Mae II Pool 6% 12/20/2037	26,011	27,277
Ginnie Mae II Pool 6% 12/20/2054	37,072,759	37,801,917
Ginnie Mae II Pool 6% 4/20/2037	5,275	5,522
Ginnie Mae II Pool 6% 5/20/2034	6,698	6,960
Ginnie Mae II Pool 6% 7/20/2036	15,590	16,299
Ginnie Mae II Pool 6% 7/20/2053	520,807	534,834
Ginnie Mae II Pool 6% 8/20/2054	3,031,782	3,097,097
Ginnie Mae II Pool 6% 9/1/2055 (h)	77,600,000	79,148,345
Ginnie Mae II Pool 6% 9/20/2037	22,518	23,599
Ginnie Mae II Pool 6% 9/20/2038	3,619	3,800
Ginnie Mae II Pool 6.5% 3/20/2038	24,270	25,648
Ginnie Mae II Pool 6.5% 3/20/2055	19,464,944	20,049,148
Ginnie Mae II Pool 6.5% 5/20/2055	8,915,093	9,182,662
Ginnie Mae II Pool 6.5% 7/20/2053	4,910,932	5,068,683
Ginnie Mae II Pool 6.5% 7/20/2054	10,140,497	10,431,376
Ginnie Mae II Pool 6.5% 8/20/2036	9,497	9,998
Uniform Mortgage Backed Securities 2% 9/1/2055 (h)	51,300,000	40,731,400
Uniform Mortgage Backed Securities 2.5% 9/1/2040 (h)	6,500,000	6,098,320
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (h)	37,325,000	30,987,040
Uniform Mortgage Backed Securities 3% 9/1/2055 (h)	4,850,000	4,202,070
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (h)	46,450,000	41,951,972
Uniform Mortgage Backed Securities 3.5% 9/1/2040 (h)	3,225,000	3,122,455
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (h)	68,825,000	62,187,152
Uniform Mortgage Backed Securities 4% 9/1/2055 (h)	2,400,000	2,239,969
Uniform Mortgage Backed Securities 4.5% 9/1/2040 (h)	8,125,000	8,107,544
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (h)	3,925,000	3,775,359
Uniform Mortgage Backed Securities 5% 9/1/2040 (h)	8,125,000	8,209,107
Uniform Mortgage Backed Securities 5% 9/1/2055 (h)	7,275,000	7,174,684
Uniform Mortgage Backed Securities 5.5% 9/1/2040 (h)	7,100,000	7,256,977
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (h)	26,500,000	26,655,274
Uniform Mortgage Backed Securities 6% 10/1/2055 (h)	16,800,000	17,150,438
Uniform Mortgage Backed Securities 6% 9/1/2055 (h)	111,375,000	113,793,932
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (h)	70,500,000	73,052,868
Uniform Mortgage Backed Securities 7% 9/1/2055 (h)	16,425,000	17,278,435
TOTAL UNITED STATES		7,619,077,013
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,199,060,004)		7,619,077,013

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	11,000,000	10,365,291
Fannie Mae 0.875% 8/5/2030	9,584,000	8,376,429
Fannie Mae 6.25% 5/15/2029	2,000,000	2,178,405
Fannie Mae 7.25% 5/15/2030	5,220,000	6,018,623
Federal Home Loan Bank 3.25% 6/9/2028	1,700,000	1,685,065
Federal Home Loan Bank 4.375% 9/8/2028	2,630,000	2,687,005
Federal Home Loan Bank 5.5% 7/15/2036	11,370,000	12,391,889
Freddie Mac Non Gold Pool 0% 11/15/2038	3,200,000	1,692,249
Freddie Mac Non Gold Pool 6.25% 7/15/2032	9,453,000	10,762,962
Freddie Mac Non Gold Pool 6.75% 3/15/2031	5,634,000	6,458,004
		62,615,922
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 4.375% 8/1/2034	4,738,000	4,729,707
Tennessee Valley Authority 4.875% 5/15/2035	6,000,000	6,145,049
Tennessee Valley Authority 5.25% 9/15/2039	3,565,000	3,728,899
Tennessee Valley Authority 5.375% 4/1/2056	961,000	948,087
Tennessee Valley Authority 5.88% 4/1/2036	7,540,000	8,352,048
		23,903,790
TOTAL UNITED STATES		86,519,712
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $92,868,707)		86,519,712

U.S. Treasury Obligations - 46.5%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.23	15,433,000	9,604,028
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	65,011,000	40,022,397
US Treasury Bonds 1.375% 11/15/2040	1.65 to 2.09	89,071,000	56,765,366
US Treasury Bonds 1.375% 8/15/2050	2.30 to 5.03	25,274,000	12,210,501
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.98	100,569,000	51,887,318
US Treasury Bonds 1.75% 8/15/2041	2.01 to 2.33	5,202,000	3,445,919
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.07	29,202,000	15,892,276
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.31	171,299,000	117,721,223
US Treasury Bonds 1.875% 2/15/2051	2.11 to 2.41	157,669,000	86,736,427
US Treasury Bonds 2% 11/15/2041	1.92 to 2.17	49,533,000	33,962,998
US Treasury Bonds 2% 2/15/2050	1.71	130,000	75,045
US Treasury Bonds 2% 8/15/2051	2.04 to 2.31	3,587,000	2,024,413
US Treasury Bonds 2.25% 2/15/2052	2.44 to 3.03	54,100,000	32,339,543
US Treasury Bonds 2.25% 5/15/2041	2.03 to 2.07	15,212,000	11,023,352
US Treasury Bonds 2.25% 8/15/2046	2.93	8,327,300	5,395,180
US Treasury Bonds 2.25% 8/15/2049	2.22	936,600	577,985
US Treasury Bonds 2.375% 11/15/2049	1.57 to 2.39	7,928,000	5,017,557
US Treasury Bonds 2.375% 5/15/2051	2.29	8,194,000	5,091,483
US Treasury Bonds 2.5% 2/15/2046	2.92	12,667,600	8,686,708
US Treasury Bonds 2.5% 5/15/2046	2.92	4,826,500	3,299,742
US Treasury Bonds 2.75% 11/15/2047	2.13 to 2.93	3,369,900	2,366,433
US Treasury Bonds 2.75% 8/15/2047	2.93	1,857,800	1,308,515
US Treasury Bonds 2.875% 11/15/2046	2.33	2,461,500	1,792,280
US Treasury Bonds 2.875% 5/15/2043	2.89	1,252,400	957,792
US Treasury Bonds 2.875% 5/15/2049	2.38	400	282
US Treasury Bonds 2.875% 5/15/2052	3.12 to 3.28	13,900,000	9,585,027
US Treasury Bonds 2.875% 8/15/2045	2.91	91,000	67,293
US Treasury Bonds 3% 11/15/2044	2.11 to 2.91	41,796,400	31,887,715
US Treasury Bonds 3% 2/15/2047	2.91	7,118,100	5,287,414
US Treasury Bonds 3% 2/15/2048	1.33 to 2.93	4,353,000	3,193,164
US Treasury Bonds 3% 5/15/2045	2.38 to 2.90	16,727,200	12,681,309
US Treasury Bonds 3% 5/15/2047	2.92	519,600	384,768
US Treasury Bonds 3% 8/15/2052	3.75 to 4.15	69,100,000	48,866,656
US Treasury Bonds 3.125% 11/15/2041	2.13	1,577,000	1,285,563
US Treasury Bonds 3.125% 5/15/2048	2.13	466,400	349,235
US Treasury Bonds 3.125% 8/15/2044	2.91	76,300	59,626
US Treasury Bonds 3.25% 5/15/2042	3.23 to 3.41	49,500,000	40,704,082
US Treasury Bonds 3.375% 11/15/2048	2.92	4,431,700	3,458,284
US Treasury Bonds 3.375% 5/15/2044	2.90	2,243,400	1,827,933
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.43	213,700,000	178,239,156
US Treasury Bonds 3.625% 2/15/2044	2.89	1,062,700	901,385
US Treasury Bonds 3.625% 2/15/2053	3.84 to 4.03	197,700,000	158,244,950
US Treasury Bonds 3.625% 8/15/2043	2.89	320,900	273,693
US Treasury Bonds 3.875% 2/15/2043	3.80 to 4.09	100,400,000	89,210,891
US Treasury Bonds 3.875% 5/15/2043	4.05 to 4.21	135,950,000	120,451,170
US Treasury Bonds 3.875% 8/15/2040	2.80	1,400	1,281
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	97,300,000	88,143,918
US Treasury Bonds 4% 11/15/2052	3.62 to 3.88	64,100,000	55,010,820
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.60	110,810,000	100,659,631
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	39,100,000	34,244,574
US Treasury Bonds 4.25% 11/15/2040	2.00 to 2.80	144,500	137,873
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	226,017,000	202,214,585
US Treasury Bonds 4.25% 5/15/2039	1.94 to 2.75	1,432,500	1,391,148
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	88,190,000	78,902,491
US Treasury Bonds 4.375% 11/15/2039	1.95 to 2.77	17,800	17,387
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.12	40,800,000	38,578,313
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	68,150,000	63,616,428
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.90	130,700,000	125,277,992
US Treasury Bonds 4.5% 5/15/2038	1.02 to 2.70	4,680,500	4,728,768
US Treasury Bonds 4.5% 8/15/2039	2.75	73,900	73,374
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	50,660,000	49,144,158
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.69	40,900,000	38,982,813
US Treasury Bonds 4.625% 5/15/2044	4.62 to 4.71	61,100,000	59,434,071
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	96,600,000	92,030,367
US Treasury Bonds 4.75% 11/15/2043	4.17 to 4.69	145,800,000	144,450,211
US Treasury Bonds 4.75% 2/15/2037	2.67	5,326,400	5,542,161
US Treasury Bonds 4.75% 2/15/2041	2.00 to 4.87	491,600	495,556
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.91	183,300,000	178,316,531
US Treasury Bonds 4.75% 8/15/2045	4.74	55,200,000	55,260,375
US Treasury Bonds 4.75% 8/15/2055	4.92	48,900,000	47,585,813
US Treasury Bonds 5% 5/15/2045	4.79 to 4.92	231,880,000	235,756,744
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	41,405,000	38,936,874
US Treasury Notes 0.375% 9/30/2027	0.62	4,380,000	4,098,380
US Treasury Notes 0.5% 10/31/2027	0.61	69,435,000	64,975,971
US Treasury Notes 0.5% 4/30/2027	0.49 to 1.04	76,857,000	72,960,110
US Treasury Notes 0.5% 6/30/2027	0.39	6,547,000	6,185,892
US Treasury Notes 0.625% 11/30/2027	0.63	1,471,000	1,377,626
US Treasury Notes 0.625% 12/31/2027	0.63	11,851,000	11,068,649
US Treasury Notes 0.625% 3/31/2027	0.52	798,000	760,812
US Treasury Notes 0.625% 5/15/2030	1.69	6,869,000	5,969,322
US Treasury Notes 0.625% 8/15/2030	0.78	9,936,000	8,562,426
US Treasury Notes 0.75% 1/31/2028	1.15	5,976,000	5,585,693
US Treasury Notes 0.875% 9/30/2026	0.95 to 0.97	57,100,000	55,326,777
US Treasury Notes 1.125% 10/31/2026	1.18 to 1.42	167,200,000	162,105,625
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.39	119,508,000	112,538,256
US Treasury Notes 1.25% 11/30/2026	1.14	106,012,000	102,765,383
US Treasury Notes 1.25% 12/31/2026	1.55	14,400,000	13,933,688
US Treasury Notes 1.25% 3/31/2028	1.36	15,582,000	14,690,904
US Treasury Notes 1.25% 4/30/2028	1.25	53,309,000	50,175,014
US Treasury Notes 1.25% 5/31/2028	1.21	39,296,000	36,909,075
US Treasury Notes 1.25% 6/30/2028	0.99	77,172,000	72,363,822
US Treasury Notes 1.25% 8/15/2031	1.48 to 1.80	121,027,000	104,579,620
US Treasury Notes 1.25% 9/30/2028	1.27 to 1.70	70,716,000	65,920,571
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.71	22,700,000	21,132,281
US Treasury Notes 1.375% 8/31/2026	1.63	2,670,800	2,606,304
US Treasury Notes 1.5% 1/31/2027	1.62 to 1.81	50,200,000	48,656,742
US Treasury Notes 1.5% 11/30/2028	1.31 to 1.42	113,349,000	106,127,429
US Treasury Notes 1.5% 2/15/2030	1.35 to 1.50	87,477,000	79,809,094
US Treasury Notes 1.625% 10/31/2026	1.82	1,670,000	1,628,772
US Treasury Notes 1.625% 5/15/2031	3.75	38,120,000	33,931,267
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.80	29,838,600	27,699,778
US Treasury Notes 1.625% 9/30/2026	1.58 to 1.83	1,274,000	1,244,489
US Treasury Notes 2% 11/15/2026	2.42	11,997,900	11,745,288
US Treasury Notes 2.25% 11/15/2025	1.62 to 2.38	18,937,500	18,860,566
US Treasury Notes 2.25% 11/15/2027	1.81 to 2.48	27,839,100	27,041,988
US Treasury Notes 2.25% 2/15/2027	2.43	944,000	924,419
US Treasury Notes 2.25% 8/15/2027	2.46	5,291,000	5,153,351
US Treasury Notes 2.375% 5/15/2027	1.63 to 2.45	68,262,000	66,811,433
US Treasury Notes 2.5% 3/31/2027	2.45 to 2.83	39,000,000	38,287,031
US Treasury Notes 2.625% 2/15/2029	1.68 to 2.51	20,536,100	19,886,325
US Treasury Notes 2.625% 5/31/2027	3.34	7,200,000	7,072,875
US Treasury Notes 2.625% 7/31/2029	2.64 to 2.92	155,300,000	149,633,976
US Treasury Notes 2.75% 4/30/2027	2.85 to 3.03	35,700,000	35,167,289
US Treasury Notes 2.75% 7/31/2027	2.67	85,000,000	83,595,508
US Treasury Notes 2.75% 8/15/2032	2.78 to 4.05	238,719,800	221,645,739
US Treasury Notes 2.875% 4/30/2029	3.05	11,600,000	11,306,375
US Treasury Notes 2.875% 5/15/2028	1.67 to 2.48	46,361,100	45,508,128
US Treasury Notes 2.875% 5/15/2032	2.91 to 2.93	1,900,000	1,784,664
US Treasury Notes 2.875% 8/15/2028	1.76	38,531,600	37,765,484
US Treasury Notes 3% 10/31/2025	1.62 to 2.38	7,767,100	7,750,079
US Treasury Notes 3.125% 11/15/2028	1.68 to 2.50	3,802,200	3,747,989
US Treasury Notes 3.125% 8/31/2027	3.33	41,900,000	41,499,004
US Treasury Notes 3.125% 8/31/2029	3.29	43,000,000	42,193,750
US Treasury Notes 3.25% 6/30/2027	2.86 to 2.97	37,300,000	37,039,191
US Treasury Notes 3.25% 6/30/2029	2.99	11,400,000	11,246,367
US Treasury Notes 3.375% 5/15/2033	3.96	13,600,000	13,035,281
US Treasury Notes 3.375% 9/15/2027	3.56	94,700,000	94,256,094
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	99,800,000	99,569,992
US Treasury Notes 3.5% 1/31/2030	4.07	51,100,000	50,758,668
US Treasury Notes 3.5% 2/15/2033	3.82	120,900,000	117,187,993
US Treasury Notes 3.5% 4/30/2028	3.51 to 3.76	126,400,000	126,100,483
US Treasury Notes 3.5% 4/30/2030	3.71	67,900,000	67,377,488
US Treasury Notes 3.5% 9/30/2029	3.57	40,400,000	40,183,797
US Treasury Notes 3.625% 3/31/2028	3.58	49,700,000	49,742,711
US Treasury Notes 3.625% 3/31/2030	3.48 to 3.55	78,900,000	78,727,406
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	30,400,000	30,424,937
US Treasury Notes 3.625% 8/15/2028	3.58	168,800,000	169,024,187
US Treasury Notes 3.625% 8/31/2029	3.71	17,060,000	17,052,003
US Treasury Notes 3.625% 8/31/2030	3.69	147,200,000	146,751,499
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.97	96,800,000	95,711,000
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.92	33,000,000	33,148,242
US Treasury Notes 3.75% 12/31/2030	4.11	2,400,000	2,400,844
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	103,880,000	104,277,665
US Treasury Notes 3.75% 5/15/2028	3.85	382,900,000	384,489,724
US Treasury Notes 3.75% 6/30/2030	3.96 to 4.08	167,850,000	168,302,408
US Treasury Notes 3.75% 8/15/2027	3.79	82,100,000	82,263,559
US Treasury Notes 3.75% 8/31/2031	3.73	30,500,000	30,379,668
US Treasury Notes 3.875% 10/15/2027	3.86 to 4.12	189,500,000	190,454,902
US Treasury Notes 3.875% 11/30/2027	3.66 to 3.93	118,900,000	119,564,168
US Treasury Notes 3.875% 11/30/2029	3.59 to 3.80	73,000,000	73,621,640
US Treasury Notes 3.875% 12/31/2027	3.50 to 3.64	69,900,000	70,322,119
US Treasury Notes 3.875% 12/31/2029	3.58	29,300,000	29,552,941
US Treasury Notes 3.875% 3/15/2028	3.68	65,100,000	65,562,821
US Treasury Notes 3.875% 4/30/2030	3.72	83,400,000	84,106,945
US Treasury Notes 3.875% 5/31/2027	3.89	25,900,000	25,987,008
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	271,600,000	273,700,658
US Treasury Notes 3.875% 6/30/2030	3.79	61,600,000	62,105,312
US Treasury Notes 3.875% 7/15/2028	3.88	106,900,000	107,726,805
US Treasury Notes 3.875% 7/31/2030	3.95	120,790,000	121,761,983
US Treasury Notes 3.875% 8/15/2033	4.10 to 4.88	67,600,000	66,892,313
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	46,530,000	45,621,213
US Treasury Notes 3.875% 9/30/2029	3.76 to 3.87	27,400,000	27,642,961
US Treasury Notes 4% 1/15/2027	4.01	58,600,000	58,780,836
US Treasury Notes 4% 1/31/2029	3.87	107,000,000	108,341,679
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	11,600,000	11,737,750
US Treasury Notes 4% 10/31/2029	3.74 to 4.14	128,400,000	130,135,406
US Treasury Notes 4% 12/15/2027	4.28 to 4.48	37,600,000	37,934,268
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	139,400,000	138,583,202
US Treasury Notes 4% 2/28/2030	3.69	11,800,000	11,965,477
US Treasury Notes 4% 4/30/2032	4.11 to 4.16	230,000,000	231,329,688
US Treasury Notes 4% 5/31/2030	3.95	208,400,000	211,289,922
US Treasury Notes 4% 6/30/2028	4.13	126,700,000	128,115,477
US Treasury Notes 4% 6/30/2032	3.99	61,120,000	61,435,150
US Treasury Notes 4% 7/31/2029	3.94	53,800,000	54,513,818
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	178,620,000	179,429,372
US Treasury Notes 4.125% 1/31/2027	4.20	15,300,000	15,375,902
US Treasury Notes 4.125% 10/31/2026	4.16	78,200,000	78,450,484
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.24	153,700,000	155,303,043
US Treasury Notes 4.125% 10/31/2029	4.15	83,700,000	85,213,793
US Treasury Notes 4.125% 10/31/2031	4.11 to 4.22	197,040,000	200,049,479
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.11	178,200,000	180,093,375
US Treasury Notes 4.125% 11/30/2029	4.05	25,750,000	26,221,748
US Treasury Notes 4.125% 2/15/2027	4.42	131,100,000	131,791,348
US Treasury Notes 4.125% 3/31/2029	4.20	78,700,000	80,037,285
US Treasury Notes 4.125% 3/31/2032	3.88	27,500,000	27,870,605
US Treasury Notes 4.125% 5/31/2032	4.16	15,600,000	15,796,655
US Treasury Notes 4.125% 7/31/2028	4.18	99,300,000	100,758,469
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	129,500,000	131,622,635
US Treasury Notes 4.125% 8/31/2030	4.63	69,700,000	71,009,597
US Treasury Notes 4.125% 9/30/2027	3.96	27,300,000	27,575,133
US Treasury Notes 4.25% 1/15/2028	4.24	209,100,000	212,130,317
US Treasury Notes 4.25% 1/31/2030	4.33	127,600,000	130,605,578
US Treasury Notes 4.25% 11/15/2034	4.55	44,900,000	45,194,656
US Treasury Notes 4.25% 12/31/2026	4.25	62,000,000	62,370,547
US Treasury Notes 4.25% 2/15/2028	3.96	38,900,000	39,491,832
US Treasury Notes 4.25% 2/28/2029	4.24	80,600,000	82,284,414
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	163,500,000	167,440,605
US Treasury Notes 4.25% 3/15/2027	4.40	65,200,000	65,711,922
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.39	227,960,000	228,672,375
US Treasury Notes 4.25% 6/30/2029	4.34	42,200,000	43,130,751
US Treasury Notes 4.25% 8/15/2035	4.22	87,000,000	87,176,719
US Treasury Notes 4.375% 1/31/2032	4.44	107,300,000	110,301,047
US Treasury Notes 4.375% 11/30/2028	4.29	116,300,000	119,034,867
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	171,900,000	177,090,574
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.09	66,200,000	66,686,156
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	10,400,000	10,603,125
US Treasury Notes 4.375% 7/15/2027	4.10	103,200,000	104,533,303
US Treasury Notes 4.375% 7/31/2026	4.26	800,000	803,281
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.34	118,800,000	122,503,219
US Treasury Notes 4.5% 12/31/2031	4.49	42,500,000	44,004,101
US Treasury Notes 4.5% 4/15/2027	4.87	36,800,000	37,258,563
US Treasury Notes 4.5% 5/15/2027	4.67	122,300,000	123,929,074
US Treasury Notes 4.5% 5/31/2029	4.49	18,500,000	19,059,336
US Treasury Notes 4.625% 10/15/2026	4.81	32,300,000	32,580,102
US Treasury Notes 4.625% 11/15/2026	4.47	114,600,000	115,678,851
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.31	126,340,000	130,663,203
US Treasury Notes 4.625% 4/30/2029	4.72	67,000,000	69,287,422
US Treasury Notes 4.625% 4/30/2031	4.70	48,000,000	50,041,875
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	143,700,000	149,790,410
US Treasury Notes 4.625% 6/15/2027	4.52	67,900,000	69,011,332
US Treasury Notes 4.625% 9/15/2026	4.79	52,500,000	52,913,263
US Treasury Notes 4.625% 9/30/2028	4.60	96,400,000	99,280,703
US Treasury Notes 4.625% 9/30/2030	4.65	11,900,000	12,395,523
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.81	33,740,000	33,239,172
US Treasury Notes 4.875% 10/31/2028	4.82	5,440,000	5,645,488
US Treasury Notes 5% 9/30/2025	5.05	14,100,000	14,105,798
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,643,762,302)			14,166,655,463

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	116,686,119	116,709,456
Fidelity Securities Lending Cash Central Fund (f)(j)	4.36	211,409,392	211,430,533
TOTAL MONEY MARKET FUNDS (Cost $328,139,989)			328,139,989

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $32,778,374,012)	31,116,064,194
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(622,500,907)
NET ASSETS - 100.0%	30,493,563,287

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(28,550,000)	(25,984,243)
Ginnie Mae II Pool 6% 9/1/2055	(60,675,000)	(61,885,642)
Uniform Mortgage Backed Securities 2% 9/1/2055	(10,575,000)	(8,396,385)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(34,150,000)	(28,351,170)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(46,450,000)	(41,970,116)
Uniform Mortgage Backed Securities 5% 9/1/2040	(8,125,000)	(8,209,106)
Uniform Mortgage Backed Securities 6% 9/1/2055	(33,600,000)	(34,329,752)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(209,126,414)

TOTAL TBA SALE COMMITMENTS (Proceeds $208,092,661)		(209,126,414)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,622,146 or 0.1% of net assets.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,950,160	3,577,155,540	3,518,396,244	5,445,415	-	-	116,709,456	116,686,119	0.2%
Fidelity Securities Lending Cash Central Fund	25,812,500	3,137,037,865	2,951,419,832	520,585	-	-	211,430,533	211,409,392	0.7%
Total	83,762,660	6,714,193,405	6,469,816,076	5,966,000	-	-	328,139,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	83,021,544	-	83,021,544	-

Bank Notes
Financials	36,822,035	-	36,822,035	-

Commercial Mortgage Securities	352,355,805	-	352,355,805	-

Foreign Government and Government Agency Obligations	372,835,099	-	372,835,099	-

Municipal Securities
Education	7,208,934	-	7,208,934	-
Electric Utilities	5,891,302	-	5,891,302	-
General Obligations	43,261,313	-	43,261,313	-
Health Care	6,762,460	-	6,762,460	-
Special Tax	10,475,573	-	10,475,573	-
Transportation	26,802,956	-	26,802,956	-
Water & Sewer	4,060,437	-	4,060,437	-

Non-Convertible Corporate Bonds
Communication Services	535,633,297	-	535,633,297	-
Consumer Discretionary	385,596,962	-	385,596,962	-
Consumer Staples	465,376,360	-	465,376,360	-
Energy	566,703,975	-	566,703,975	-
Financials	2,857,160,201	-	2,857,160,201	-
Health Care	856,041,148	-	856,041,148	-
Industrials	533,520,528	-	533,520,528	-
Information Technology	558,122,590	-	558,122,590	-
Materials	237,710,319	-	237,710,319	-
Real Estate	288,946,924	-	288,946,924	-
Utilities	681,362,255	-	681,362,255	-

U.S. Government Agency - Mortgage Securities	7,619,077,013	-	7,619,077,013	-

U.S. Government Agency Obligations
Financials	62,615,922	-	62,615,922	-
Utilities	23,903,790	-	23,903,790	-

U.S. Treasury Obligations	14,166,655,463	-	14,166,655,463	-

Money Market Funds	328,139,989	328,139,989	-	-
Total Investments in Securities:	31,116,064,194	328,139,989	30,787,924,205	-
Other Financial Instruments:

TBA Sale Commitments	(209,126,414)	-	(209,126,414)	-
Total Other Financial Instruments:	(209,126,414)	-	(209,126,414)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $203,925,040) - See accompanying schedule:
Unaffiliated issuers (cost $32,450,234,023)	$30,787,924,205
Fidelity Central Funds (cost $328,139,989)	328,139,989

Total Investment in Securities (cost $32,778,374,012)		$31,116,064,194
Foreign currency held at value (cost $1,181)		1,225
Receivable for investments sold
Regular delivery		213,192,243
Delayed delivery		33,790,021
Receivable for TBA sale commitments		208,092,661
Receivable for fund shares sold		357,426,562
Interest receivable		240,964,877
Distributions receivable from Fidelity Central Funds		275,281
Other receivables		124,178
Total assets		32,169,931,242
Liabilities
Payable for investments purchased
Regular delivery	$625,767,292
Delayed delivery	629,074,379
TBA sale commitments, at value	209,126,414
Payable for fund shares redeemed	797,859
Other payables and accrued expenses	171,478
Collateral on securities loaned	211,430,533
Total liabilities		1,676,367,955
Net Assets		$30,493,563,287
Net Assets consist of:
Paid in capital		$32,952,532,409
Total accumulated earnings (loss)		(2,458,969,122)
Net Assets		$30,493,563,287
Net Asset Value, offering price and redemption price per share ($30,493,563,287 ÷ 3,360,396,531 shares)		$9.07
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$1,041,577,451
Income from Fidelity Central Funds (including $520,585 from security lending)		5,966,000
Total income		1,047,543,451
Expenses
Custodian fees and expenses	$205,994
Independent trustees' fees and expenses	67,420
Total expenses before reductions	273,414
Expense reductions	(15,383)
Total expenses after reductions		258,031
Net Investment income (loss)		1,047,285,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(97,400,707)
Foreign currency transactions	3
Total net realized gain (loss)		(97,400,704)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(48,814,446)
Assets and liabilities in foreign currencies	34
TBA sale commitments	(1,374,916)
Total change in net unrealized appreciation (depreciation)		(50,189,328)
Net gain (loss)		(147,590,032)
Net increase (decrease) in net assets resulting from operations		$899,695,388
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,047,285,420	$824,386,454
Net realized gain (loss)	(97,400,704)	(171,789,818)
Change in net unrealized appreciation (depreciation)	(50,189,328)	1,026,290,811
Net increase (decrease) in net assets resulting from operations	899,695,388	1,678,887,447
Distributions to shareholders	(1,046,198,641)	(824,021,691)

Share transactions
Proceeds from sales of shares	7,041,604,393	5,001,016,662
Reinvestment of distributions	1,046,197,807	823,866,684
Cost of shares redeemed	(3,385,074,828)	(2,164,097,679)

Net increase (decrease) in net assets resulting from share transactions	4,702,727,372	3,660,785,667
Total increase (decrease) in net assets	4,556,224,119	4,515,651,423

Net Assets
Beginning of period	25,937,339,168	21,421,687,745
End of period	$30,493,563,287	$25,937,339,168

Other Information
Shares
Sold	782,328,818	552,175,268
Issued in reinvestment of distributions	116,048,038	93,012,350
Redeemed	(375,976,134)	(233,969,619)
Net increase (decrease)	522,400,722	411,217,999

Financial Highlights
Fidelity® Series Bond Index Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.14	$8.83	$9.19	$10.59	$10.90
Income from Investment Operations
Net investment income (loss) A,B	.344	.314	.258	.181	.165
Net realized and unrealized gain (loss)	(.070)	.309	(.361)	(1.396)	(.182)
Total from investment operations	.274	.623	(.103)	(1.215)	(.017)
Distributions from net investment income	(.344)	(.313)	(.257)	(.185)	(.174)
Distributions from net realized gain	-	-	-	-	(.119)
Total distributions	(.344)	(.313)	(.257)	(.185)	(.293)
Net asset value, end of period	$9.07	$9.14	$8.83	$9.19	$10.59
Total Return C	3.08%	7.24%	(1.12)%	(11.57)%	(.14)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.83%	3.55%	2.89%	1.82%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$30,493,563	$25,937,339	$21,421,688	$17,763,199	$20,808,897
Portfolio turnover rate G	55%	50%	42%	61%	108%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Bond Index Fund	$124,177

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$242,695,783
Gross unrealized depreciation	(1,920,382,142)
Net unrealized appreciation (depreciation)	$(1,677,686,359)
Tax Cost	$32,792,716,800

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(756,225,319)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,677,686,315)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(246,279,333)
Long-term	(509,945,986)
Total capital loss carryforward	$(756,225,319)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,046,198,641	$824,021,691

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	8,537,183,603	7,377,063,093
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Bond Index Fund	52,780	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,383.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,046,198,641 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892975.106
SBX-ANN-1025
Fidelity® Series Investment Grade Bond Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Investment Grade Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 8.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	24,948,049	25,039,084
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	9,150,000	9,181,897
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	28,560,000	28,661,074
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	28,952,000	29,024,381
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	24,517,000	24,607,124
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	25,065,000	25,135,307
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	22,457,000	22,539,552
TOTAL BAILIWICK OF JERSEY		164,188,419
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	5,202,511	5,271,636
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	8,804,191	8,912,932
TOTAL CANADA		14,184,568
GRAND CAYMAN (UK OVERSEAS TER) - 5.3%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	15,020,000	15,070,092
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	25,958,000	26,059,652
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	56,239,000	56,254,410
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	27,167,000	27,260,808
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	39,309,000	39,421,660
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	32,133,000	32,282,194
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	18,644,000	18,663,744
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	24,631,000	24,715,952
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	25,460,000	25,581,113
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	37,984,000	38,021,338
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	21,905,000	21,941,910
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	32,719,000	32,873,172
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	40,974,000	41,042,510
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	24,873,000	24,826,363
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(f)	26,312,000	26,312,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	27,130,000	27,179,784
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	19,837,000	19,889,826
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	33,779,000	33,888,140
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	23,883,000	23,902,106
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	39,364,000	39,363,606
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	26,444,000	26,525,342
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	32,995,000	33,010,310
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	25,062,000	25,062,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	29,512,000	29,510,613
Dryden 70 Clo Ltd Series 2018-70X Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7494% 1/16/2032 (b)(c)(e)	206,696	206,932
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	22,130,000	22,133,275
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	28,334,000	28,418,945
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	33,269,000	33,396,254
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	16,803,000	16,813,250
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	26,302,000	26,371,542
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	37,869,000	37,963,407
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	25,377,000	25,361,419
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	25,053,000	25,172,703
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	36,883,000	36,986,014
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	4,518,326	4,393,891
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	22,628,000	22,644,179
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	10,710,000	10,740,416
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	18,397,000	18,395,823
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	17,772,000	17,816,625
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	38,620,000	38,662,173
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	31,044,000	31,043,938
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	24,703,000	24,726,122
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	24,445,000	24,520,291
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	39,908,000	40,015,073
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	17,781,000	17,786,334
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	15,750,000	15,787,832
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	31,864,000	31,881,493
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	26,894,000	26,974,117
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	33,543,000	33,641,549
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	23,627,000	23,637,230
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	32,159,000	32,187,847
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	30,359,000	30,415,225
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	25,542,000	25,611,627
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	42,834,000	42,927,807
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	26,907,000	26,966,195
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	28,787,000	28,880,730
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	16,705,000	16,730,058
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	23,091,000	23,146,349
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	22,830,000	22,823,151
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	9,939,000	9,963,400
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	25,112,000	25,117,675
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	12,887,381	12,902,846
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	27,629,997	27,543,017
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	13,185,000	13,185,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	13,185,000	13,185,000
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	17,734,369	17,166,337
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	12,702,000	12,746,457
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	42,692,000	42,748,354
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	16,395,000	16,411,461
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	24,947,000	24,947,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	20,825,000	20,895,430
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	22,556,000	22,638,690
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	27,919,252	27,928,801
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	12,149,023	12,121,931
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	19,422,570	18,852,906
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	2,720,000	2,138,687
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	10,821,000	10,842,447
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,925,173,900
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	10,294,163	10,449,337
MULTI-NATIONAL - 0.3%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	21,260,000	21,320,038
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	28,071,000	28,074,790
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	28,926,000	29,021,861
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	16,668,000	16,693,718
TOTAL MULTI-NATIONAL		95,110,407
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	18,627,052	19,304,073
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	16,954,614	17,570,848
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	15,139,346	15,515,574
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	3,878,563	3,839,777
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	1,246,163	1,215,148
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	15,473,826	14,802,641
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	39,530,455	37,222,146
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	6,200,000	6,231,642
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	21,162,496	21,692,123
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	3,361,150	3,307,170
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	691,178	666,081
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	5,800,000	5,846,424
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	32,701,974	30,822,628
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(g)	9,261,216	9,264,179
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	5,400,000	5,435,200
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	4,304,934	4,190,380
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	11,122,320	10,707,346
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	11,988,233	10,519,675
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	932,489	926,943
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	6,985,000	7,013,928
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	432,711	432,194
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	29,342,850	28,916,226
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	2,664,900	2,636,838
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	10,101,438	9,787,461
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	1,790	1,791
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	6,812,000	6,890,952
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (d)	5,300,000	5,344,701
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	5,830,414	5,851,967
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	27,328,000	27,411,842
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	6,380,173	6,411,841
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	3,519,926	3,530,326
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,040,000	3,065,430
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,810,000	2,825,114
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	9,900,000	9,859,513
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	43,366,000	43,566,195
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	35,921,486	36,710,200
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	2,260,222	2,263,049
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	19,865,000	20,133,414
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	24,660,000	24,647,670
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (d)	8,205,000	8,227,671
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	5,787,838	5,621,322
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	12,800,000	12,868,723
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	21,452,200	21,865,308
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	15,935,000	16,209,276
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (d)	8,217,000	8,225,305
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	13,508,461	13,612,310
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (d)	24,200,000	24,550,174
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (d)	6,500,000	6,538,815
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	21,600,000	21,625,821
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,723,006	4,837,599
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	26,800,200	25,757,763
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	25,667,775	25,128,046
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	22,936,523	21,367,839
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	9,288,075	9,269,062
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	6,579,040	6,477,127
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	11,438,741	11,470,097
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	17,064,294	16,299,643
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,590,632	1,460,296
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	12,544,000	12,401,064
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	9,591,000	9,123,435
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	16,847,598	17,307,528
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	23,231,448	23,903,087
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	44,559,280	45,254,877
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	26,489,825	27,115,009
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	32,000,185	31,781,509
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	33,365,865	33,343,176
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	15,781,743	15,799,429
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (b)(c)	77,812	81,056
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	5,602,090	5,616,281
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	521,600	516,243
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (d)	6,300,000	6,429,253
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,294,624	1,295,458
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	20,889,703	21,206,224
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	16,220,072	16,346,772
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	9,962,922	10,333,570
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	7,136,587	7,177,315
TOTAL UNITED STATES		1,012,824,133
TOTAL ASSET-BACKED SECURITIES (Cost $3,219,764,449)		3,221,930,764

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,434,583
KeyBank NA/Cleveland OH 6.95% 2/1/2028	3,200,000	3,376,653
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	45,911,648

TOTAL BANK NOTES (Cost $58,973,115)		64,722,884

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	14,162,017	14,205,487
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	3,993,401	3,979,351
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	5,314,738	5,227,871
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	4,367,489	4,344,224
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(k)	316,680	32
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	216,954	210,027
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	17,270	17,162
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	68,245	69,297
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	75,504	76,047
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	104,708	106,702
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	74,339	75,680
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	104,426	106,385
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	41,922	42,547
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	16,251	16,861
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	51,312	53,239
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(c)	10,458	10,486
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(c)	18,636	18,793
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	20,066	20,208
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(c)	23,365	23,541
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(c)	9,552	9,563
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (b)(h)	19,440	532
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (b)(h)	409,729	51,977
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (b)(h)	23,058	2,559
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (i)	53,722	46,717
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	16,086	16,381
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (b)(h)	506,188	36,123
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	1,555,553	1,615,792
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (b)(c)	10,175	10,753
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	715,910	725,952
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	198,766	204,543
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (b)(h)	298,181	25,978
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (b)(h)	179,952	18,126
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (i)	235,070	211,113
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (i)	390,275	335,897
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (i)	43,248	35,805
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (b)(h)	106,794	10,089
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (b)(c)	88,088	120,489
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	120,295	162,497
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	22,779	26,170
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,619,869	1,559,398
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	3,095,749	3,065,968
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	447,371	462,003
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	1,194,824	1,190,102
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	706	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	474,820	9,406
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	1,323,588	1,236,831
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,726,857	1,615,742
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	2,580	21
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 7/25/2042 (b)(c)	10,463,572	10,378,261
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	6,646	30
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (b)(h)	378,071	43,878
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	1,848,079	265,067
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	2,784,645	2,662,661
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	1,119,602	159,058
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	15,329,934	14,036,222
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	3,831,728	3,540,786
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9629% 12/25/2049 (b)(c)	5,660,912	5,570,266
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,337,975	1,957,562
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,484,597	2,080,328
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,501,060	3,016,527
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,046,898	1,816,019
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	14,659,434	12,857,826
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	9,667,231	8,607,575
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,259,887	2,843,088
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,106,281	2,863,277
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,362,914	4,060,048
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,488,614	3,278,303
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	6,048,577	5,582,198
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,822,247	4,536,996
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,214,678	4,970,712
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,962,462	1,804,676
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	5,224,898	5,154,467
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	14,237,221	12,716,724
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	36,746,326	32,475,863
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	11,275,437	10,995,313
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,345,914	2,062,628
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,460,839	2,418,768
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	12,049,578	10,767,982
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,394,201	4,051,914
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	13,981,840	12,645,023
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	11,206,887	9,078,635
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	12,994,237	13,105,424
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(c)	3,475,649	3,498,319
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(c)	23,892,030	23,921,183
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (b)(c)	6,517,310	6,521,373
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	8,044	8,193
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (i)	126,544	107,071
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (i)	197,820	167,868
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	874,198	31,443
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	5,319,946	5,325,898
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	8,380,906	8,414,708
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	8,508,494	8,539,427
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	11,005,378	11,037,097
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	4,708,587	4,713,981
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	6,460,360	6,372,080
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	9,789,828	9,304,068
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	7,983,479	7,943,385
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	4,733,795	4,364,482
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	99,000	13,940
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	93,534	13,509
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	65,922	11,630
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	39,984	6,019
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	62,570	10,423
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	36,251	6,316
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	407,436	65,310
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	2,162	2,186
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	20,061	20,375
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	72,208	73,443
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	4,306,076	4,243,323
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,104,835	2,756,648
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,868,051	1,645,010
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,168,540	2,816,071
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,388,891	3,777,429
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	37,815	38,616
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	271,606	277,577
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	16,489	16,871
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	37,805	38,556
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	80,879	82,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	46,585	47,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	26,736	27,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	26,627	27,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	287,697	296,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7428% 11/15/2031 (b)(h)	2,643	128
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(c)	7,852	7,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	10,821	10,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	10,204	10,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(c)	16,519	16,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	5,606	5,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	78,498	80,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	103,920	105,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	206,224	213,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (h)	2,674	388
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	546,189	558,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	107,293	110,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,576,328	1,607,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	851,754	881,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	995,047	1,009,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	443,133	455,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (i)	9,219	9,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (b)(h)	136,798	12,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (i)	476,749	394,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (i)	69,080	60,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (i)	261,538	219,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (i)	292,049	246,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	452,159	472,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,308,900	1,345,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (b)(h)	616,604	57,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	132,092	136,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (b)(h)	450,023	45,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(c)	506,595	500,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	213,566	216,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	2,118,675	2,156,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	318,965	317,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,343,564	1,262,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	532,686	34,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	30	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	218	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	722,915	23,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	845,300	840,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,654,069	2,559,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,145,254	1,943,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,321,137	1,965,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,748,848	6,636,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	4,005,880	3,093,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,328,672	2,029,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	2,031,555	1,830,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,963,676	1,730,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,670,201	2,267,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	2,072,708	1,845,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,479,709	2,988,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,448,197	2,930,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	13,492,041	11,836,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,147,434	2,753,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	11,874,111	10,416,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	2,136,082	1,872,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	7,770,314	6,820,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,333,731	2,102,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	15,722,605	13,984,298
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,514,695	2,205,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,402,805	4,738,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,330,500	2,097,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,530,909	3,972,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,741,893	2,367,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,530,929	3,972,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,767,910	1,592,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	7,776,460	7,049,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	258,496	227,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	10,680,857	10,034,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,417,455	2,217,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	9,574,681	8,827,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,897,615	1,712,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,661,001	3,294,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	5,774,698	5,429,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,244,277	3,092,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	7,862,244	7,464,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,474,718	3,503,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	7,961,276	7,931,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(c)	24,476,989	24,452,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	17,776,751	17,822,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (b)(c)	4,641,472	4,637,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	7,150,430	7,158,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	4,368,259	4,357,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	8,218,106	8,237,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(c)	20,779,158	20,733,066
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	90,855	92,638
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	8,307	8,458
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,954	1,994
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	821	839
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	13,569	13,800
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (i)	148,214	122,981
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(c)(j)	678,962	678,203
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(j)	163,265	162,796
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(j)	520,756	519,935
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(j)	392,860	392,945
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(j)	433,649	433,727
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(j)	465,225	465,227
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(j)	434,249	434,352
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(j)	519,601	519,660
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(j)	438,396	438,477
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(j)	427,494	427,757
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9917% 9/20/2061 (b)(c)(j)	86,118	86,194
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(j)	507,207	508,020
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(j)	536,517	537,916
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(j)	308,623	309,459
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(j)	558,113	559,336
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(j)	317,173	317,596
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(j)	1,402	1,401
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9617% 10/20/2062 (b)(c)(j)	71,616	71,715
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8017% 3/20/2063 (b)(c)(j)	86,255	86,058
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(c)(j)	250,509	250,947
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(c)(j)	540,441	541,355
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(c)(j)	394,172	394,281
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7217% 5/20/2063 (b)(c)(j)	19,895	19,809
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (j)	15,641	14,712
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6417% 4/20/2063 (b)(c)(j)	18,532	18,204
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.48% 5/20/2066 (b)(c)(j)	77,370	77,185
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(j)	5,572	5,545
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	2,123,764	1,944,618
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(j)	978,547	974,443
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	698,805	699,133
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (b)(h)	145,621	8,516
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (b)(h)	138,486	13,440
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.3535% 6/16/2037 (b)(c)	4,135	4,798
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (b)(h)	262,751	23,149
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	1,025,060	984,440
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,423,804	4,341,664
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	979,261	960,159
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(c)(j)	852,047	852,904
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	55,600	1,994
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (h)	28,111	3,304
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (b)(h)	424,266	43,545
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 8/20/2042 (b)(c)	160,788	158,502
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,573,225	1,549,770
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	7,490,275	6,811,650
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	2,861,696	2,672,205
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	4,882,648	4,475,716
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	3,881,726	3,537,118
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,674,211	3,400,805
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	7,624,814	6,804,142
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	4,194,109	3,800,746
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,349,746	3,048,271
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	474,232	442,441
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	3,814,545	3,582,633
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 1/20/2049 (b)(c)	3,959,233	3,935,149
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 10/20/2049 (b)(c)	1,587,964	1,557,731
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (b)(c)	3,175,943	3,126,185
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2647% 5/20/2065 (b)(j)	292,897	287,347
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,734,546	4,626,715
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(g)	1,350,141	1,322,674
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	5,429,738	5,470,964
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,517,246	4,273,127
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	9,210,213	9,272,489
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	8,787,210	8,285,315
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	3,254,533	3,044,665
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	5,661,907	5,336,723
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(g)	3,559,644	3,566,914
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (d)(g)	11,129,380	11,206,287
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,085,618	1,076,905
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,242,725	1,222,657
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	18,704,596	18,177,126
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	3,197,936	3,200,802
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(g)	7,435,036	7,222,219
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	9,319,210	8,910,531
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	4,537,489	4,552,977
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	2,787,921	2,741,051
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	10,809,746	10,519,371
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (d)(g)	2,770,906	2,715,595
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	3,544,600	3,330,079
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	3,054	2,842
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (b)(c)	63,647	61,620
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	13,829,057	13,134,720
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	7,304,843	7,342,771
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (d)(g)	25,537,763	25,735,423
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.399% 9/25/2033 (b)	6,560	6,502
TOTAL UNITED STATES		869,480,906
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $866,047,646)		869,480,906

Commercial Mortgage Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	18,010,000	18,088,794
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	17,395,805	16,699,293
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	3,815,000	3,585,951
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	654,861	635,557
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	25,228,778
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,989,879	1,933,880
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (b)(h)	27,800,000	504,273
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (b)(h)	14,415,004	581,101
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (b)(h)	40,100,000	770,698
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.037% 11/25/2035 (b)(c)(d)	9,997	9,715
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.022% 1/25/2036 (b)(c)(d)	23,939	22,621
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.112% 1/25/2036 (b)(c)(d)	7,722	7,306
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 12/25/2036 (b)(c)(d)	51,876	49,039
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 3/25/2037 (b)(c)(d)	12,935	12,245
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.842% 7/25/2037 (b)(c)(d)	43,321	39,995
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.917% 7/25/2037 (b)(c)(d)	40,607	37,411
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.992% 7/25/2037 (b)(c)(d)	13,859	13,489
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.872% 7/25/2037 (b)(c)(d)	13,855	13,013
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.902% 7/25/2037 (b)(c)(d)	7,350	6,892
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.947% 7/25/2037 (b)(c)(d)	7,871	7,309
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.992% 7/25/2037 (b)(c)(d)	12,619	11,792
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.187% 7/25/2037 (b)(c)(d)	19,904	18,582
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.337% 7/25/2037 (b)(c)(d)	13,257	14,081
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,947,769
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,500,000	2,506,371
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	48,981,254
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,475,908
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	23,622,130
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (b)(h)	135,648,680	2,771,208
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4938% 3/15/2053 (b)(h)	118,109,374	5,027,231
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	14,420,278	14,447,316
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	19,969,000	20,006,442
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	9,859,000	9,886,728
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	6,971,000	6,990,606
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	63,409,338	63,488,530
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	22,385,738	22,392,734
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(d)	35,398,847	35,487,344
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	15,288,935	15,193,379
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	16,075,000	15,884,109
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	10,627,000	10,467,595
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	11,156,000	10,960,770
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	43,844,000	43,816,711
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	6,559,000	6,538,551
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	8,779,000	8,746,156
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	8,523,000	8,491,113
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	29,632,000	29,521,138
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	29,946,956	29,946,956
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	14,239,400	14,230,500
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	12,294,100	12,282,574
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	12,294,100	12,278,748
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	16,682,289	16,713,569
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	3,688,161	3,695,077
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	1,997,665	2,002,034
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	11,182,305	11,213,734
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	55,507,221	55,628,643
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	9,529,000	9,540,911
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	41,912,696	42,017,477
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	6,680,276	6,694,889
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	5,545,800	5,557,932
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	73,729,444	73,637,312
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	10,795,894	10,749,396
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	15,208,684	15,137,393
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7275% 11/15/2038 (b)(c)(d)	4,611,409	4,608,526
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	2,800,000	2,799,125
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	1,252,377	1,251,986
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(k)	14,203,152	14,198,714
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	15,775,200	15,785,060
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	3,559,500	3,565,062
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	2,980,600	2,986,188
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	33,818,176	33,871,017
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	4,232,007	4,243,909
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	10,833,215	10,850,142
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	14,381,609	14,408,574
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	25,207,000	25,210,932
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	1,074,627	1,065,678
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	21,673,000	21,951,775
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (d)	210,000,000	1,557,717
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	52,080,284	43,515,562
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,752,807
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,567,643	4,475,346
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (b)(h)	415,004	13
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (b)(h)	1,999,870	9,186
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1594% 8/10/2056 (b)(h)	13,703,353	412,194
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,903,883
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,842,511
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	6,955,000	7,149,500
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	59,320,723	59,283,647
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	18,333,400	18,327,674
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	10,441,342	10,438,081
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	7,698,054	7,695,650
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	15,427,591	15,422,771
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.4661% 7/25/2028 (b)	847,475	835,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	1,675,000	1,656,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,813,557	3,776,940
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (b)(h)	513,319	30
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,372,221
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,537,133
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	26,417,000	26,400,558
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	4,084,000	4,063,628
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	3,365,000	3,348,175
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,172,259	1,161,379
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	3,599,341	3,549,089
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,579,157
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	928,413
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	11,968,000	11,369,600
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	4,047,000	2,954,310
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(k)	6,993,000	3,986,010
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(h)	1,280,000	27,812
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	54,000,000	52,515,000
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	37,495,000	35,029,738
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	21,010,000	19,197,888
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	18,672,000	16,975,629
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	648,382	645,545
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	5,911,500	5,874,553
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	5,164,600	5,119,410
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.261% 8/15/2033 (b)(c)(d)	236,691	193,377
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	11,170,118
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 12/15/2036 (b)(c)(d)	34,300,000	25,983,217
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (b)(h)	40,280,978	1,619,738
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	1,333,208	1,334,040
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	9,884,800	9,890,972
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	6,000,000	6,007,506
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	10,413,000	10,257,327
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	5,415,000	5,307,058
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	37,847,690	37,835,863
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	19,513,131	19,507,033
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	12,119,583	12,115,795
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	7,964,800	7,962,311
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	30,282,000	30,282,001
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	7,376,000	7,375,987
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	5,437,000	5,450,554
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (b)(h)	1,651,182	30,901
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,038,319
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	30,230,000	25,864,434
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,800,000	1,467,440
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	57,900,000	1,071,978
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0312% 11/15/2048 (b)(h)	627,180	34
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	2,600,000	2,558,610
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9783% 12/15/2050 (b)(h)	2,244,813	34,889
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (b)(h)	10,786,743	191,972
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,507,667	1,489,871
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	25,318,000	25,252,740
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	5,900,000	5,889,467
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	14,200,000	14,190,184
TOTAL UNITED STATES		1,647,131,408
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,695,048,375)		1,647,131,408

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	14,315,000	13,548,002
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	9,380,000	7,444,484
TOTAL SAUDI ARABIA		20,992,486
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,556,584)		20,992,486

Non-Convertible Corporate Bonds - 21.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	14,950,000	14,370,605
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	11,585,000	10,881,679
Westpac Banking Corp 4.11% 7/24/2034 (b)	20,547,000	20,110,623

TOTAL AUSTRALIA		45,362,907
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,235,105
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	16,132,154
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	2,959,570
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	4,009,364
		36,336,193
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,298,495
TOTAL CANADA		45,634,688
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	35,232,000	36,711,104
BPCE SA 4.875% 4/1/2026 (d)	3,984,000	3,987,776
Societe Generale SA 1.488% 12/14/2026 (b)(d)	51,731,000	51,259,154
Societe Generale SA 3.337% 1/21/2033 (b)(d)	21,000,000	18,907,352
Societe Generale SA 5.5% 4/13/2029 (b)(d)	24,058,000	24,590,654

TOTAL FRANCE		135,456,040
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	9,360,000	8,541,358
Deutsche Bank AG/New York NY 4.1% 1/13/2026	4,496,000	4,486,617
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	20,750,000	21,832,290
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	34,596,000	37,071,892
		71,932,157
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	46,388,000	46,315,106
TOTAL GERMANY		118,247,263
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	20,045,873
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,622,180
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	22,930,000	20,993,133
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	16,892,000	16,877,374
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	72,421,297
		150,959,857
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	8,740,000	8,717,606
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	25,641,000	25,597,371
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)	31,738,000	32,054,623
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	2,584,000	2,627,731
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	14,109,000	14,476,822
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	34,721,000	36,314,617
		119,788,770
TOTAL IRELAND		270,748,627
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	81,601,000	81,783,445
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (d)	5,064,000	5,096,119
NTT Finance Corp 4.62% 7/16/2028 (d)	5,122,000	5,176,652
NTT Finance Corp 4.876% 7/16/2030 (d)	13,477,000	13,685,054

TOTAL JAPAN		23,957,825
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 4.5% 1/23/2026	20,014,000	19,862,894
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	34,698,047
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	10,157,677
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	77,473,571
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	74,431,687
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	15,348,267
Petroleos Mexicanos 7.69% 1/23/2050	124,733,000	106,371,055

TOTAL MEXICO		338,343,198
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	11,078,000	11,071,956
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	31,935,000	31,730,701

TOTAL NETHERLANDS		42,802,657
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	4,489,061	4,750,009
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	31,236,000	30,401,814
UBS Group AG 3.091% 5/14/2032 (b)(d)	15,102,000	13,900,393
UBS Group AG 3.869% 1/12/2029 (b)(d)	19,608,000	19,422,830
UBS Group AG 4.125% 9/24/2025 (d)	27,816,000	27,805,579
UBS Group AG 4.194% 4/1/2031 (b)(d)	52,365,000	51,748,989
UBS Group AG 4.55% 4/17/2026	1,588,000	1,590,369
		144,869,974
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	4,000,000	4,012,524
TOTAL SWITZERLAND		148,882,498
UNITED KINGDOM - 1.0%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033	15,947,000	17,386,201
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	16,185,000	16,711,907
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,799,723
Reynolds American Inc 5.85% 8/15/2045	50,684,000	48,898,759
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,179,561
Reynolds American Inc 7.25% 6/15/2037	15,680,000	17,749,228
		118,725,379
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.894% 11/24/2032 (b)	14,928,000	13,372,791
Barclays PLC 4.836% 5/9/2028	3,148,000	3,163,546
Barclays PLC 5.088% 6/20/2030 (b)	44,892,000	45,530,596
Barclays PLC 5.2% 5/12/2026	41,312,000	41,470,382
Barclays PLC 5.69% 3/12/2030 (b)	34,049,000	35,428,945
Barclays PLC 6.49% 9/13/2029 (b)	37,876,000	40,148,326
NatWest Group PLC 3.073% 5/22/2028 (b)	24,822,000	24,348,703
NatWest Group PLC 4.8% 4/5/2026	20,881,000	20,936,890
NatWest Group PLC 4.892% 5/18/2029 (b)	10,000,000	10,160,364
		234,560,543
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	11,875,000	11,466,521
TOTAL UNITED KINGDOM		364,752,443
UNITED STATES - 16.8%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T Inc 3.8% 12/1/2057	74,998,000	51,609,091
AT&T Inc 4.3% 2/15/2030	15,664,000	15,688,026
AT&T Inc 4.75% 5/15/2046	20,994,000	18,278,976
Verizon Communications Inc 2.55% 3/21/2031	30,343,000	27,518,278
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	16,891,109
Verizon Communications Inc 4.78% 2/15/2035	37,359,000	36,427,736
		166,413,216
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	15,351,372
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	4,411,000	3,737,244
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,969,000	9,372,570
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,648,578
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	9,914,794
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	57,689,357
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	8,159,813
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	8,388,155
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,538,405
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	38,510,929
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,828,000	13,607,815
Time Warner Cable LLC 4.5% 9/15/2042	21,984,000	17,434,848
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	14,155,993
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,826,268
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	52,433,601
Time Warner Cable LLC 6.75% 6/15/2039	13,940,000	14,434,308
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	35,155,021
		338,359,071
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,315,132
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	46,124,270
		78,439,402
TOTAL COMMUNICATION SERVICES		583,211,689

Consumer Discretionary - 0.2%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,395,271
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,106,234
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,943,198
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,091,506
AutoZone Inc 4% 4/15/2030	28,926,000	28,538,175
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,373,737
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	9,975,086
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,401,936
		52,380,440
TOTAL CONSUMER DISCRETIONARY		84,825,143

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (d)	25,111,000	25,590,836
Mars Inc 5% 3/1/2032 (d)	18,852,000	19,241,532
Sysco Corp 5.95% 4/1/2030	19,674,000	20,925,585
		65,757,953
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	26,130,000	21,409,081
Altria Group Inc 4.5% 5/2/2043	17,568,000	14,688,174
Altria Group Inc 4.8% 2/14/2029	4,818,000	4,894,557
Altria Group Inc 5.95% 2/14/2049	6,241,000	6,204,036
		47,195,848
TOTAL CONSUMER STAPLES		112,953,801

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	315,000	314,387
Halliburton Co 4.85% 11/15/2035	11,266,000	10,978,811
		11,293,198
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	4,934,000	5,247,117
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	13,297,000	14,075,817
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	3,976,000	4,132,829
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	7,158,000	7,405,066
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	4,285,000	4,525,081
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,358,941
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	7,882,000	8,248,129
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	2,991,000	3,177,174
Energy Transfer LP 3.75% 5/15/2030	34,654,000	33,595,268
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,871,547
Energy Transfer LP 5% 5/15/2050	37,928,000	31,478,116
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,355,246
Energy Transfer LP 5.4% 10/1/2047	7,311,000	6,513,774
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,660,682
Energy Transfer LP 6% 6/15/2048	8,178,000	7,840,309
Energy Transfer LP 6.25% 4/15/2049	7,585,000	7,437,027
Hess Corp 5.8% 4/1/2047	19,267,000	19,473,139
Hess Corp 7.125% 3/15/2033	5,555,000	6,394,103
Hess Corp 7.3% 8/15/2031	7,267,000	8,377,982
Hess Corp 7.875% 10/1/2029	2,497,000	2,838,842
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,480,018
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	30,590,164
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,312,915
MPLX LP 2.65% 8/15/2030	10,000,000	9,142,543
MPLX LP 4.8% 2/15/2029	5,907,000	5,983,101
MPLX LP 4.95% 9/1/2032	30,643,000	30,459,907
MPLX LP 5.5% 2/15/2049	17,721,000	15,951,059
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	25,416,191
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	54,173,266
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	45,357,588
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,105,201
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,499,523
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,503,750
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,289,423
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,349,149
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	42,823,463
Targa Resources Corp 4.9% 9/15/2030	13,306,000	13,509,606
Targa Resources Corp 5.65% 2/15/2036	32,042,000	32,362,720
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,181,311
Western Gas Partners LP 4.65% 7/1/2026	8,954,000	8,945,048
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,348,576
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	18,999,861
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	53,267,441
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	31,601,489
		711,659,502
TOTAL ENERGY		722,952,700

Financials - 6.9%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (b)	42,030,000	37,091,223
Bank of America Corp 2.972% 2/4/2033 (b)	21,000,000	18,965,951
Bank of America Corp 3.419% 12/20/2028 (b)	32,593,000	32,028,771
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,725,519
Bank of America Corp 4.25% 10/22/2026	45,120,000	45,144,082
Bank of America Corp 5.015% 7/22/2033 (b)	152,527,000	154,941,798
Citigroup Inc 3.785% 3/17/2033 (b)	21,000,000	19,731,089
Citigroup Inc 4.075% 4/23/2029 (b)	14,005,000	13,955,195
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,723,456
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,647,650
Citigroup Inc 4.412% 3/31/2031 (b)	57,587,000	57,458,963
Citigroup Inc 4.45% 9/29/2027	48,296,000	48,427,719
Citigroup Inc 4.6% 3/9/2026	10,087,000	10,095,745
Citigroup Inc 4.91% 5/24/2033 (b)	5,636,000	5,661,232
Citigroup Inc 5.3% 5/6/2044	5,127,000	4,862,976
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	27,319,265
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	55,000,000	51,802,773
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	23,105,000	21,569,655
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	21,000,000	19,049,554
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	155,774,000	155,113,857
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	38,769,000	39,307,589
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	25,894,000	26,714,625
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	34,500,000	35,537,434
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	30,756,000	31,974,980
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	29,541,000	28,781,320
Wells Fargo & Co 3.196% 6/17/2027 (b)	34,559,000	34,259,636
Wells Fargo & Co 3.526% 3/24/2028 (b)	46,819,000	46,319,801
Wells Fargo & Co 4.478% 4/4/2031 (b)	77,500,000	77,774,649
Wells Fargo & Co 5.15% 4/23/2031 (b)	35,065,000	36,113,219
Wells Fargo & Co 5.499% 1/23/2035 (b)	27,292,000	28,163,511
Wells Fargo & Co 5.574% 7/25/2029 (b)	38,000,000	39,394,595
Wells Fargo & Co 5.605% 4/23/2036 (b)	30,968,000	32,152,062
		1,196,809,894
Capital Markets - 1.7%
Athene Global Funding 5.339% 1/15/2027 (d)	51,492,000	52,165,407
Athene Global Funding 5.583% 1/9/2029 (d)	25,932,000	26,829,383
Blackstone Private Credit Fund 7.05% 9/29/2025	38,296,000	38,352,081
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	50,634,000	44,851,397
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	39,600,000	36,009,319
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	56,856,718
Goldman Sachs Group Inc/The 4.25% 10/21/2025	32,884,000	32,868,629
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	35,373,559
Moody's Corp 3.25% 1/15/2028	12,370,000	12,173,808
Morgan Stanley 2.943% 1/21/2033 (b)	21,000,000	18,916,607
Morgan Stanley 3.622% 4/1/2031 (b)	54,679,000	52,905,411
Morgan Stanley 4.431% 1/23/2030 (b)	23,749,000	23,853,402
Morgan Stanley 4.889% 7/20/2033 (b)	94,211,000	94,979,732
Morgan Stanley 5.192% 4/17/2031 (b)	23,472,000	24,194,349
Morgan Stanley 5.449% 7/20/2029 (b)	21,363,000	22,044,726
Morgan Stanley 5.664% 4/17/2036 (b)	18,616,000	19,376,953
MSCI Inc 5.25% 9/1/2035	22,218,000	22,040,167
		613,791,648
Consumer Finance - 0.8%
Ally Financial Inc 7.1% 11/15/2027	36,750,000	38,757,898
Ally Financial Inc 8% 11/1/2031	16,083,000	18,406,274
Capital One Financial Corp 3.273% 3/1/2030 (b)	35,931,000	34,626,780
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	71,477,707
Capital One Financial Corp 3.8% 1/31/2028	34,796,000	34,485,052
Capital One Financial Corp 4.1% 2/9/2027	1,920,000	1,915,642
Capital One Financial Corp 4.5% 1/30/2026	25,399,000	25,388,778
Capital One Financial Corp 5.247% 7/26/2030 (b)	39,510,000	40,631,647
Synchrony Financial 3.95% 12/1/2027	42,034,000	41,465,891
		307,155,669
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	35,029,871
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,362,776
Corebridge Financial Inc 3.9% 4/5/2032	17,347,000	16,404,861
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,320,165
Corebridge Global Funding 5.9% 9/19/2028 (d)	20,514,000	21,454,550
Equitable Holdings Inc 4.572% 2/15/2029 (d)	8,015,000	8,026,632
Jackson Financial Inc 3.125% 11/23/2031	3,876,000	3,502,826
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,484,887
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	17,026,422
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	51,930,000	45,988,222
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	19,632,000	18,094,174
Pine Street Trust II 5.568% 2/15/2049 (d)	31,271,000	28,754,150
		227,449,536
Insurance - 0.5%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	58,620,000	54,807,711
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,482,150
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	17,650,000	17,754,664
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,591,306
Unum Group 3.875% 11/5/2025	25,368,000	25,311,697
Unum Group 4% 6/15/2029	24,228,000	23,868,912
Unum Group 4.046% 8/15/2041 (d)	1,193,000	948,588
Unum Group 5.75% 8/15/2042	39,437,000	38,361,724
Western-Southern Global Funding 4.9% 5/1/2030 (d)	10,237,000	10,435,956
		199,562,708
TOTAL FINANCIALS		2,544,769,455

Health Care - 1.1%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	40,348,555
Centene Corp 2.625% 8/1/2031	20,375,000	17,267,332
Centene Corp 3.375% 2/15/2030	21,905,000	19,962,101
Centene Corp 4.25% 12/15/2027	25,155,000	24,565,218
Centene Corp 4.625% 12/15/2029	39,085,000	37,643,475
Cigna Group/The 3.05% 10/15/2027	17,500,000	17,131,427
Cigna Group/The 4.8% 8/15/2038	20,493,000	19,236,804
CVS Health Corp 3% 8/15/2026	3,494,000	3,449,328
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,688,766
CVS Health Corp 4.78% 3/25/2038	33,481,000	30,810,405
CVS Health Corp 5% 1/30/2029	14,082,000	14,351,342
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,937,545
HCA Inc 3.5% 9/1/2030	15,777,000	15,036,180
HCA Inc 3.625% 3/15/2032	4,163,000	3,871,763
HCA Inc 5.625% 9/1/2028	19,767,000	20,386,147
HCA Inc 5.875% 2/1/2029	21,543,000	22,455,432
Humana Inc 3.7% 3/23/2029	13,384,000	13,117,593
Sabra Health Care LP 3.2% 12/1/2031	48,562,000	43,878,974
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,575,173
		370,713,560
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	7,291,000	7,590,725
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	22,905,768
		30,496,493
TOTAL HEALTH CARE		401,210,053

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	22,004,993
Boeing Co 5.705% 5/1/2040	15,530,000	15,582,506
Boeing Co 5.805% 5/1/2050	36,500,000	35,099,746
Boeing Co 5.93% 5/1/2060	15,530,000	14,912,246
Boeing Co 6.259% 5/1/2027	3,461,000	3,561,428
Boeing Co 6.298% 5/1/2029	9,888,000	10,500,316
Boeing Co 6.388% 5/1/2031	7,489,000	8,133,578
Boeing Co 6.528% 5/1/2034	8,015,000	8,777,598
Boeing Co 6.858% 5/1/2054	12,066,000	13,231,499
Boeing Co 7.008% 5/1/2064	11,387,000	12,616,604
		144,420,514
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,442,140
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	3,161,000	3,253,463
Paychex Inc 5.35% 4/15/2032	4,396,000	4,547,409
Paychex Inc 5.6% 4/15/2035	3,443,000	3,563,569
Verisk Analytics Inc 4.5% 8/15/2030	8,976,000	9,012,126
Verisk Analytics Inc 5.125% 2/15/2036	20,175,000	20,042,358
		40,418,925
TOTAL INDUSTRIALS		188,281,579

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,889,667
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,463,817
		24,353,484
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)	8,829,000	8,399,605
Broadcom Inc 2.45% 2/15/2031 (d)	75,132,000	67,929,011
Broadcom Inc 2.6% 2/15/2033 (d)	75,132,000	64,935,947
Broadcom Inc 3.419% 4/15/2033 (d)	6,780,000	6,178,646
		147,443,209
TOTAL INFORMATION TECHNOLOGY		171,796,693

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (b)	17,220,000	17,946,443
Celanese US Holdings LLC 7.05% 11/15/2030 (b)	17,466,000	18,160,221
Celanese US Holdings LLC 7.2% 11/15/2033 (b)	10,208,000	10,621,567
		46,728,231
Real Estate - 2.8%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,495,106
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,519,142
Store Capital LLC 2.75% 11/18/2030	10,084,000	9,100,368
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,671,579
VICI Properties LP 4.75% 2/15/2028	32,852,000	33,110,034
VICI Properties LP 4.75% 4/1/2028	5,929,000	5,993,465
VICI Properties LP 4.95% 2/15/2030	42,556,000	43,033,007
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,764,413
Vornado Realty LP 2.15% 6/1/2026	10,254,000	10,030,855
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,892,966
		139,610,935
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,982,763
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	7,048,858
Healthcare Realty Holdings LP 3.5% 8/1/2026	7,811,000	7,741,827
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,114,836
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,491,975
Omega Healthcare Investors Inc 3.25% 4/15/2033	32,018,000	27,862,856
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	31,711,065
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	74,114,221
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,865,637
Omega Healthcare Investors Inc 5.25% 1/15/2026	31,863,000	31,865,554
Ventas Realty LP 3% 1/15/2030	43,597,000	41,226,237
Ventas Realty LP 4% 3/1/2028	12,591,000	12,529,005
Ventas Realty LP 4.125% 1/15/2026	8,982,000	8,963,683
Ventas Realty LP 4.75% 11/15/2030	53,358,000	53,836,210
		363,354,727
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,557,760
Prologis LP 3.25% 6/30/2026	318,000	315,205
		8,872,965
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	18,899,332
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,407,561
Boston Properties LP 6.75% 12/1/2027	23,825,000	25,069,450
COPT Defense Properties LP 2.25% 3/15/2026	8,922,000	8,795,938
COPT Defense Properties LP 2.75% 4/15/2031	6,692,000	6,031,964
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	38,944,321
		118,148,566
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	24,097,000
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	30,205,531
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	34,534,143
CBRE Services Inc 2.5% 4/1/2031	30,503,000	27,415,807
Tanger Properties LP 2.75% 9/1/2031	23,464,000	20,913,728
Tanger Properties LP 3.125% 9/1/2026	16,163,000	15,914,359
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,619,327
		161,699,895
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,620,107
American Homes 4 Rent LP 3.625% 4/15/2032	15,949,000	14,836,770
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,542,136
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	8,208,879
Sun Communities Operating LP 2.7% 7/15/2031	23,304,000	21,091,422
		70,299,314
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	26,031,224
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	27,997,472
Brixmor Operating Partnership LP 4.125% 6/15/2026	25,594,000	25,520,138
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,840,272
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	51,098,597
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,694,000	5,880,242
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,890,803
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,467,060
Realty Income Corp 3.25% 1/15/2031	5,362,000	5,069,395
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,231,833
Simon Property Group LP 2.45% 9/13/2029	8,537,000	8,008,848
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,237,732
		189,273,616
TOTAL REAL ESTATE		1,051,260,018

Utilities - 0.9%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032	33,143,000	30,377,812
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	18,153,291
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,657,042
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	7,078,000	6,319,833
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	24,917,000	21,913,894
Exelon Corp 3.35% 3/15/2032	8,906,000	8,268,408
Exelon Corp 4.05% 4/15/2030	9,268,000	9,167,340
		107,857,620
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	9,656,000	8,651,473
AES Corp/The 3.95% 7/15/2030 (d)	66,879,000	64,543,040
		73,194,513
Multi-Utilities - 0.4%
NiSource Inc 2.95% 9/1/2029	47,860,000	45,663,496
NiSource Inc 3.6% 5/1/2030	21,965,000	21,284,997
NiSource Inc 5.8% 2/1/2042	11,523,000	11,832,485
NiSource Inc 5.95% 6/15/2041	17,565,000	17,849,036
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,512,042
Puget Energy Inc 4.224% 3/15/2032	30,357,000	28,789,306
Sempra 6% 10/15/2039	1,481,000	1,512,372
		144,443,734
TOTAL UTILITIES		325,495,867

TOTAL UNITED STATES		6,233,485,229
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,128,298,779)		7,854,206,829

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.2299% (b)(c)(l) (Cost $7,052,334)	6,962,000	7,002,834

U.S. Government Agency - Mortgage Securities - 28.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.8%
Fannie Mae 2.5% 1/1/2052	3,402,480	2,847,911
Fannie Mae 2.5% 4/1/2052	4,767,849	4,017,558
Fannie Mae 2.5% 5/1/2052	8,530,395	7,169,352
Fannie Mae 3% 12/1/2051	42,006,616	36,824,911
Fannie Mae 3.5% 12/1/2036	3,553,868	3,470,268
Fannie Mae 3.5% 5/1/2036	2,758,603	2,696,501
Fannie Mae 6.5% 7/1/2054	3,333,124	3,504,239
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.801% 10/1/2035 (b)(c)	21,599	22,045
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	38,162	39,256
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	9,580	9,838
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	8,370	8,549
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	11,261	11,560
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	41,724	43,069
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	1,822	1,879
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 6.359% 8/1/2035 (b)(c)	4,869	5,003
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	8,671	8,915
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(c)	62,779	64,438
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	35,205	36,216
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	19,677	20,184
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	27,319	28,157
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.697%, 6.622% 7/1/2043 (b)(c)	36,036	37,462
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(c)	218,166	227,013
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(c)	71,677	74,312
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	23,494	24,166
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(c)	124,036	129,219
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	53,818	56,116
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	158,652	165,224
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(c)	1,445,292	1,505,429
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	24,811	25,740
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(c)	111,600	116,412
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	70,330	73,363
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	98,818	102,984
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (b)(c)	6,867	7,088
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(c)	31,841	32,820
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.173% 9/1/2036 (b)(c)	37,775	39,182
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	38,983	40,514
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	23,939	24,505
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.369% 12/1/2033 (b)(c)	108,486	110,792
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	55,602	56,788
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	33,611	34,251
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(c)	29,674	30,373
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.464%, 6.711% 5/1/2035 (b)(c)	8,393	8,600
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	12,579,509	11,303,670
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,515,039	1,267,927
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	30,907,500	23,457,695
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,473,237	7,613,864
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,069,789	7,251,334
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,372,026	3,928,606
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	262,169	235,579
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	179,251	161,071
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,481,176	1,241,630
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	30,916,070	25,642,119
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,686,548	7,805,541
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	181,635	163,213
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,512,987	1,267,232
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,069,051	3,650,002
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	388,959	348,902
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	382,267	342,899
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,541,958	1,289,379
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,976,963	18,956,628
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	502,450	450,706
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	496,704	445,551
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	159,248	142,848
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,575,275	1,316,291
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,851,753	2,164,379
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,166,575	4,634,498
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	518,491	465,094
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	10,103,379	7,664,949
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	270,771	242,886
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	548,748	491,892
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	539,294	483,755
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	9,381,361	7,120,120
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	939,258	721,375
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	384,768	344,903
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	551,373	494,245
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	63,801	48,622
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	732,630	556,040
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	12,036,891	10,804,801
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	571,767	512,527
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	33,657,811	25,545,084
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,978,063	3,776,617
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	7,193,574	5,764,870
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	35,480	28,200
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	31,496,920	25,438,223
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	23,292,877	18,666,716
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,874,962	1,493,790
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	782,754	622,645
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	706,495	565,958
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	685,928	545,839
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	48,541	38,718
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	32,200	25,634
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	5,900,931	5,440,359
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	1,354,705	1,179,800
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,328,725	10,615,216
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,595	15,171
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,804,469	6,337,359
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,605,362	1,288,028
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	26,375,777	21,318,660
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,636,766	15,896,288
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	43,503,388	34,836,060
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,452	12,570
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,939,676	7,708,476
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	7,158,779	6,171,833
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,749,699	4,629,322
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	30,830,381	24,957,705
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,441,755	15,714,122
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,376,098	1,904,928
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,305,899	1,040,415
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	394,329	315,149
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	87,676	70,071
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	10,753,723	9,904,304
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,286,616	5,459,215
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,568,620	3,971,015
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,753,644	1,529,155
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,185,144	951,617
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	638,277	507,361
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	76,011	60,986
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,816,028	16,824,900
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	13,396,002	10,802,424
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,374,756	7,577,303
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,223,814	4,228,764
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,242,585	3,429,139
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,655,599	2,921,570
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,253,157	1,797,212
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,805,432	1,438,395
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	4,604,703	4,504,709
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,423,450	13,387,105
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,441,316	1,959,502
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	90,063	72,288
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,561	10,884
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	10,800,355	8,651,939
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	349,371	283,149
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	65,146	52,024
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,039,717	1,769,283
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	17,881,226	15,369,139
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	44,609,330	35,721,661
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	772,993	614,639
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	152,058	122,048
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,450,296	12,516,927
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,463,710	12,474,638
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,259,272	4,195,014
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,442,183	3,587,691
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,374,685	3,524,975
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,939,880	3,162,312
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,728,779	1,399,475
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	275,299	220,020
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	260,479	208,664
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,601,867	1,401,559
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,501,010	1,300,974
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	33,124,198	26,524,751
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	10,903,086	8,822,822
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,975,593	3,161,159
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,084,849	2,452,892
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,897,026	2,303,546
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	89,489	71,296
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	7,434,492	6,434,746
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	29,018,668	23,237,180
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,957,999	2,352,028
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	30,650,480	28,382,703
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	562,304	520,700
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,169,767	1,022,691
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,387,261	1,114,340
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	13,196,582	12,220,190
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,481,591	7,330,346
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,703,607	4,951,944
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	43,674,665	35,068,752
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,654,246	4,564,837
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,743,244	2,202,699
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,182,329	1,760,494
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,088,409	880,405
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	372,627	298,970
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	362,086	290,512
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	105,620	84,742
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	44,160	35,431
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	11,959,516	10,329,416
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	104,894	84,225
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	10,682,247	8,640,780
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	528,306	422,224
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	207,584	165,902
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	173,862	139,114
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,270,205	2,191,736
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	13,768,122	13,001,239
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	5,873,262	4,928,829
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,093,440	2,581,507
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,302,156	2,223,417
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,045,246	1,010,249
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,476	18,816
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	41,939	40,356
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,932,741	1,783,766
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	5,704,683	5,111,673
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	38,378,225	32,542,731
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,239,259	18,579,740
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,247,423	1,888,842
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,462,559	1,412,517
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	22,835	22,062
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	6,179	5,958
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	7,968,719	7,485,019
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	4,834,544	4,351,152
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,151,854	2,809,876
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,126,242	1,006,687
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	30,798,070	25,990,038
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	24,806,540	20,724,569
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,417,525	8,748,875
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,908,933	6,701,420
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,934,378	6,668,431
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,075,593	3,933,281
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	153,561	148,473
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	5,049	4,870
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	20,716,198	17,397,936
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	13,436,245	11,338,650
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,897,984	10,018,225
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	256,578	214,117
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	40,091	33,744
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	4,281,950	4,058,165
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,788,207	2,644,231
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,382,359	1,311,410
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,240,374	1,198,375
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,182,814	2,853,299
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	426,410	355,844
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	988,878	891,577
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,749,180	1,577,029
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	380,443	322,952
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,789,327	4,872,864
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,935,450	5,852,724
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	78,501	76,307
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,242,193	2,165,441
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,990,161	2,679,674
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	105,596	88,319
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,735,140	1,463,717
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,046,090	1,012,946
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	717,895	647,167
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,012,718	1,809,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,600,665	1,437,741
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,581,357	1,421,399
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	451,307	402,507
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	179,526	160,275
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	154,061	130,780
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	31,124,306	26,129,176
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,702,894	14,961,341
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,497,931	14,831,864
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,758,156	11,627,503
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,391,748	7,018,734
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,746,686	2,305,871
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	16,107,470	13,612,991
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	823,377	687,116
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	15,965,390	13,537,817
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	26,385,796	22,365,532
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,329,758	1,286,173
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	75,070	72,553
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	4,815,054	4,333,696
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	6,036,345	5,410,953
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,039,117	1,823,055
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,607,602	1,442,410
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	22,823,219	19,352,898
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	12,707,809	10,739,818
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,444,964	1,398,102
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	856,588	828,527
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	7,685,301	7,283,649
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	9,684,271	8,678,121
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,672,019	9,795,133
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,387,805	7,878,225
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,074,729	7,615,493
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,401,949	1,171,255
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	183,653	177,437
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	37,497	36,228
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	12,023,153	10,195,006
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	470,379	392,977
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	19,989	19,466
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	6,720,169	6,487,811
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	650,714	629,435
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,155,823	3,816,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	496,188	455,060
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	474,137	435,246
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	447,636	410,892
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	398,061	364,572
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	322,618	295,502
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	243,872	225,317
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	187,890	173,803
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	116,307	107,355
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	95,088	87,203
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	91,618	83,831
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	90,916	83,522
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	85,997	78,763
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	81,322	75,208
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	75,076	68,797
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	72,115	66,106
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,632	58,348
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	58,192	53,425
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	57,391	52,710
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,043	39,690
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,777	27,144
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,945	5,438
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,975	4,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	129,283	119,385
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	13,390,070	11,729,976
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	338,689	295,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	177,822	155,720
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	95,771	87,812
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,405	5,895
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,814	4,430
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,477,808	1,325,994
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	91,847	82,038
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	58,288	51,572
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,472,620	1,290,966
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	209,748	183,351
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	289,655	282,109
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,547,862	1,515,292
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,125,422	1,953,770
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	238,090	219,118
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	74,708	68,733
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	67,019	61,517
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	66,269	61,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	63,028	58,692
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,716	24,573
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,835	20,954
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,165	11,097
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,170	3,800
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,882,201	1,688,843
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,820,909	1,633,848
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	138,878	124,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,645,292	2,318,157
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,766,404	10,417,921
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,454,755	9,187,984
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,192,866	7,192,481
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,965,222	6,980,187
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,182,702	1,033,854
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	375,202	328,919
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	124,152	109,613
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	90,482	79,886
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,070	6,930
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,127,251	4,032,598
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	612,341	598,228
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	9,181,567	8,864,104
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,612,569	2,524,686
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	259,836	240,694
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,180,760	1,086,271
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	502,146	460,995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	294,689	270,688
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	213,287	195,072
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	209,652	192,553
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	206,192	189,132
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	203,803	186,102
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	195,191	179,280
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	84,723	78,519
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	56,093	51,541
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,300	36,078
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,255	34,460
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,904	24,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,531	23,463
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,363	16,839
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,634	14,354
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,625	4,246
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,018	2,749
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	18,233	16,451
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	89,097	79,499
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,412	3,045
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	24,472,275	21,445,862
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,576,454	4,021,939
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,129,631	2,747,489
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,614,693	1,415,514
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,655,455	2,605,084
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	1,067,037	1,045,110
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,247,546	2,976,603
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,780,392	1,634,937
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,369,208	1,256,539
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,157,505	1,061,361
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	718,704	660,453
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	613,132	562,074
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	535,730	489,958
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	341,622	314,703
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	268,413	246,261
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	231,359	212,148
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	43,361	39,597
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,269	37,011
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	23,970	21,979
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,034	16,443
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,690	11,585
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,400	11,335
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,099	11,129
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,435	10,516
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,394	1,314
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	39,672	35,224
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,676	5,004
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	9,067,123	7,993,988
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	264,380	231,603
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (m)(n)	24,266,811	21,250,640
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,681,460	7,602,424
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,362,632	7,323,224
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,146,635	1,004,117
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	987,215	864,512
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,092,964	1,066,824
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	59,000	56,590
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	984,358	904,236
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	263,444	241,764
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	56,534	51,858
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	41,116	37,706
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	35,112	32,285
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,885	11,811
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,921	10,917
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,134	5,626
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	18,978	17,224
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	240,519	219,371
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	95,640	86,269
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	125,954	112,660
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	676,763	607,239
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,168,832	10,728,596
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,772,914	6,814,090
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,165,170	1,896,057
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	4,388	4,313
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	646,316	593,064
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	38,541	35,326
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,727	18,064
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,055	9,208
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,495	8,705
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	209,026	188,140
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	16,842,730	14,859,844
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,454,701	9,230,408
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,136,480	2,872,340
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,497,501	2,290,711
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	171,284	157,033
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	93,035	85,305
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	92,726	84,442
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	48,996	45,123
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,196	41,254
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,996	34,594
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,062	24,806
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,292	22,262
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,131	17,524
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,091	11,071
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,367,716	1,238,411
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	94,258	86,022
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	48,796	44,882
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	606,909	544,751
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,313,148	2,039,377
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	6,005	5,270
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	137,508	125,945
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	37,428	34,191
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,862	24,447
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,594	6,055
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,382,816	2,184,416
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	92,414	83,779
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	124,769	111,601
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	314,616	273,153
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	11,086,111	9,722,054
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	455,054	400,059
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	3,065,198	3,004,547
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	129,303	123,373
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	289,867	274,854
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	593,988	546,818
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	10,659	9,778
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	568,351	519,336
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,530	16,918
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,780	15,387
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	535,916	486,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	478,015	434,642
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,078,605	1,863,772
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	170,061	152,060
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	18,025	16,174
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	15,160,167	13,361,155
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	482,176	421,643
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	18,279	15,984
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	444,895	415,736
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	15,109	13,768
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	735,733	672,324
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	518,171	474,581
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	165,852	151,677
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,101	6,479
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,934,293	2,653,193
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	515,733	466,007
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	268,863	242,820
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	98,704	88,565
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	35,173	31,450
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	32,284,097	28,453,040
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,258,752	5,506,265
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,086,279	1,827,623
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	450,225	438,795
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	6,587,643	6,436,536
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	1,927,038	1,767,899
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	315,414	288,464
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	115,307	105,454
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	88,167	80,492
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,677,582	9,553,985
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,253,076	8,279,379
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	6,518	6,095
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	30,987	28,946
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	20,253	18,973
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,412	3,240
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,743	1,652
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	38,248	36,114
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,904	9,346
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	1,012,348	953,758
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	227,561	214,815
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,064,590	984,283
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,897	8,226
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	5,804	5,366
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,810,172	3,534,660
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,491	5,975
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	962,487	877,926
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	461,309	419,771
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	67,793	64,342
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	14,454	13,726
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,299	1,229
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,017,257	3,787,384
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,286,029	1,212,022
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	918,871	871,460
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	366,994	346,005
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	225,816	212,955
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	65,152	61,292
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,515	7,117
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,057,148	980,706
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,541,250	3,285,183
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	14,353,932	13,342,915
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	25,211,850	22,965,305
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	777,596	765,398
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	247,655	232,594
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	226,424	213,037
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	120,143	112,571
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	75,213	70,847
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,760	29,890
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	155,378	144,143
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	139,156	129,833
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	12,107,863	11,872,525
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	31,935	30,356
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,675	2,540
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	35,069	33,287
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,588	14,700
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,750	3,549
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,683	2,534
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,266	2,143
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	318,916	300,999
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	122,469	115,260
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	3,972	3,721
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,369	10,579
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,087,817	3,846,308
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,259,490	1,164,480
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	478,570	442,469
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,178,518	2,010,097
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	13,201,572	11,996,345
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,693,630	2,637,066
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	9,528	9,046
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,075	2,918
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	801,449	752,675
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	174,717	164,605
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	159,677	149,366
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	44,735	41,500
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	23,067	21,399
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,897,625	1,727,348
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	8,933	8,481
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	866,389	813,362
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	754,653	710,323
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	8,794,299	7,994,179
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	20,567	19,396
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,924,143	1,808,632
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,458,491	1,369,509
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	273,174	256,805
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	193,458	182,012
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,584	16,549
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	16,838	15,746
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,704,417	6,219,622
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,448,177	5,054,220
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,558,868	1,465,215
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	929,415	873,012
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	53,248	49,790
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	8,212,377	7,608,276
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	907,270	841,665
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	541,893	493,564
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	139,085	126,681
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	3,095	2,932
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	143,324	135,236
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	49,449	46,629
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,279	5,927
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	2,134,959	2,006,225
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	40,415	38,083
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,621	14,719
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	218,577	204,776
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	517,555	478,998
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	322,551	298,522
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	7,855	7,270
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	6,281,899	5,922,073
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,538,642	2,320,960
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	3,983,672	3,906,242
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,504	3,311
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,628,511	1,536,840
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	546,540	516,904
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	156,700	147,448
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,232,733	1,163,961
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	317,966	299,485
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,635	4,357
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	8,039	7,506
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,703,248	5,283,719
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,341,824	1,241,862
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	546,853	506,627
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	13,712,919	12,588,497
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	963,763	908,055
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	872,311	822,815
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	491,082	463,156
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	225,122	212,858
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	213,633	202,018
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	89,283	84,170
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	75,750	71,679
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,018	19,806
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,151	10,506
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,105,278	1,025,356
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	370,369	343,125
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,257,072	2,093,864
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	307,644	280,135
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,800	3,592
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	10,016	9,489
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	4,921	4,739
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,049,350	2,968,626
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	294,280	286,158
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	116,777	113,598
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	96,003	93,523
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	79,090	76,911
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	36,574	35,560
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	32,124	31,257
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,975	31,119
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,024	30,201
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,421	29,662
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,679	28,977
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,353	14,936
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,509	14,076
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,437	13,198
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,342	11,063
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,320	9,094
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	323,529	314,850
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	149,295	145,057
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	16,160	15,979
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,295	3,191
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,464,129	2,392,299
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	105,333	101,911
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	56,879	55,119
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	70,451	67,698
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	234,326	222,592
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,221	2,165
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	174,437	169,904
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	92,176	89,845
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	56,480	55,040
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,441	27,760
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,498	27,658
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,501	21,948
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	17,335	16,922
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,776,011	3,670,401
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	182,554	177,389
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	153,466	148,829
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	47,628	46,315
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	21,970	21,383
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	13,747	13,513
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	63,937	61,886
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	14,692	14,306
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	933,408	906,259
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	153,319	148,176
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,069,951	1,028,419
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	214,426	205,363
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	234,929	224,706
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,699,952	4,576,211
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	95,078	92,072
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,301	87,940
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,005	86,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,214	59,688
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	42,182	41,160
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,562	36,518
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,888	34,951
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,215	34,331
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,140	34,142
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,275	32,367
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,495	31,623
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,220	31,378
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,174	31,359
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	28,934	28,164
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,887	27,157
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,193	26,389
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,303	24,618
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,386	22,720
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,755	21,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,902	16,427
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,794	15,324
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,175	13,831
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,119	13,732
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,139	10,809
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,607	9,406
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,605	6,412
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,692	3,609
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,332,784	2,267,641
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	91,530	88,956
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	75,523	73,360
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	52,435	50,774
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	12,720	12,357
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	36,010	34,996
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,448,299	3,302,553
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	529,952	505,897
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	318,811	302,969
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	38,773	36,846
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	554,319	539,809
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	128,377	124,923
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	98,401	95,850
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	85,611	83,264
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	57,621	56,043
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	46,278	45,058
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	39,173	38,305
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	32,171	31,292
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	31,953	31,198
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,571	20,022
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,356	17,893
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,892	17,447
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,955	16,501
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,209	12,829
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,598	11,309
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,504	11,254
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,626	9,382
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,725	8,516
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,346	5,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,992	3,887
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,070	2,000
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	707,449	686,876
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	357,855	347,791
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	102,698	99,781
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	69,634	67,676
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	31,793	30,863
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	244,740	238,225
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	17,795	17,299
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	47,578	45,820
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	16,731	16,110
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,094,119	2,006,263
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	279,227	267,076
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	276,658	264,619
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	623,789	593,915
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	177,323	168,443
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,524,578	2,457,625
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	360,510	350,843
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	111,143	108,163
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	106,810	104,453
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	66,256	64,387
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	34,480	33,598
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	29,540	28,752
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,171	27,409
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	26,301	25,575
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	22,230	21,625
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,909	15,482
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,767	8,527
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	257,480	249,924
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	207,147	201,586
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	39,639	38,427
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	34,370	33,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	19,096	18,541
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,371	17,799
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,091	6,937
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	52,388	50,653
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	779,616	745,690
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,822,550	3,656,207
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,873	20,826
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	154,555	146,767
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	81,721	80,229
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	13,610	13,279
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	5,538	5,405
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	295,148	286,939
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	150,163	146,055
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	141,818	137,554
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	110,158	106,850
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	80,594	78,400
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	69,873	68,221
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	62,088	60,422
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	54,637	53,008
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	38,308	37,324
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	29,335	28,662
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	26,986	26,265
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,694	19,183
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,726	14,321
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,616	13,267
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,320	2,258
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	144,465	140,360
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	131,397	127,419
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	112,276	108,625
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	106,725	103,487
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,707	18,184
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	27,631	26,551
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	5,767,640	5,527,468
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,713,818	1,663,193
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	277,806	265,456
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	22,191	21,205
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,113,800	1,082,044
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	782,815	760,576
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	384,996	374,011
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	215,038	208,584
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	160,658	155,747
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	156,446	151,460
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	61,615	59,780
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,908	57,138
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	52,980	51,391
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,303	21,763
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,899	10,565
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	377,488	364,976
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	37,373,990	35,973,728
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,824	24,819
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,654	23,651
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,847	16,164
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	156,115	149,419
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,453,744	3,291,578
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	813,379	773,663
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	789,902	751,332
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,199,728	4,911,708
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,822	35,916
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	123,991	118,933
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,546,761	3,383,552
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,448,390	1,377,667
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	8,595	8,393
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	6,941	6,773
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,642	3,551
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	29,953	29,158
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	378,961	364,462
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	366,253	349,971
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	3,779,637	3,554,924
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	3,651,560	3,434,461
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	9,984	9,762
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,456	3,372
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	11,167	10,831
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	93,677	90,376
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	86,117	82,686
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	329,519	315,282
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	295,577	282,714
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	78,480	74,967
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,941,917	1,850,736
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	311,225	296,612
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	41,448	39,359
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	77,003	75,248
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	25,822	25,227
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,454	4,344
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	363,520	351,461
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	110,886	106,995
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	93,956	90,630
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	60,511	57,953
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	37,306	35,729
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,645	35,096
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	374,072	364,971
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	196,454	191,158
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	170,385	165,631
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	69,871	67,929
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	165,254	160,571
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	74,798	72,470
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	42,881	41,841
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,737	17,246
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,619	4,480
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	394,104	377,077
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	240,511	228,636
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	26,897	25,569
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	395,555	375,622
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	9,068	8,916
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	114,245	114,396
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	772	773
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	12,271	12,286
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	8,914	8,924
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	196,889	197,153
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	15,771	15,788
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	14,979	14,997
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	7,210	7,219
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	3,231	3,231
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	58,946	58,919
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	229,166	228,620
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	91,976	91,690
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	6,468	6,451
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	27,121	26,998
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,781	3,766
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	73,288	72,162
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	47,553	46,703
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	90,337	88,498
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,598	12,326
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	10,698	10,447
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	165,632	165,876
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	112,740	112,904
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	38,660	38,655
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	37,636	37,689
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	2,012	2,004
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	57,107	57,183
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	74,201	74,111
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	14,325	14,334
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,323	9,313
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	93,226	93,142
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,867	10,864
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,239,338	1,236,934
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	24,095	24,046
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	266,067	263,561
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	26,940	26,972
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	103,056	101,216
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	36,458	35,716
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	6,037,235	5,833,209
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	59,717	59,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	42,364	42,413
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	42,823	42,855
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	77,215	77,120
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	29,611	29,591
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	25,328	25,303
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,317	1,316
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	381,836	381,412
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	45,075	45,030
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	21,670	21,688
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	695,007	694,153
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	21,635	21,583
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,287	2,274
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	34,423	34,045
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,752	5,689
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,799,750	1,797,047
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	129,644	127,370
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,758	11,526
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	4,049	3,967
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	51,506	50,248
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	14,973,743	14,467,711
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	4,550,906	4,397,110
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	10,295	10,310
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	3,150	3,154
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,567	1,569
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	955	956
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	6,248	6,253
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	5,105	5,110
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	25,979	26,005
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	723,217	722,845
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	538	538
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	486,989	486,280
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	144,541	144,436
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	32,333	32,263
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	29,497	29,472
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	24,126	24,097
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	21,667	21,643
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,018	18,987
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	487,891	486,814
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	41,185	41,075
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	726,333	723,336
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,782	8,708
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,478	4,437
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	406,824	399,559
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	171,671	168,659
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	13,478,683	13,246,417
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	3,386,155	3,291,827
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	2,913	2,916
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	17,723	17,745
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	5,795	5,802
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	31,157	31,135
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	67,414	67,331
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	44,488	44,439
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,675	6,666
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,441	3,440
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	60,026	59,460
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	4,306,013	4,301,246
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	58,523	58,442
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	81,377	80,127
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	59,099	57,822
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	46,427	45,424
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	28,552	27,863
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	103,215	103,367
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	92,008	92,107
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	50,252	50,307
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,597,286	3,607,243
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	66,657	66,746
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	19,994	20,022
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	212,718	212,218
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,461	10,439
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	4,914	4,916
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,536	4,530
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	34,832	34,395
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,789,395	1,787,638
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	431,804	431,474
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	257,930	253,727
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	262,586	257,569
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	64,445	63,214
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	51,324	50,536
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	52,622	51,485
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,417	10,188
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	129,425	129,609
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	86,366	86,485
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	80,234	80,344
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	69,729	69,826
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	57,244	57,326
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	38,875	38,924
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	36,679	36,725
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	25,853	25,888
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,587,990	2,591,587
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	446,249	446,898
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	102,202	102,348
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	13,578	13,571
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,893	1,892
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	155,000	154,901
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	36,846	36,790
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,547	11,516
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,523	11,500
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,394	3,393
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	203,567	202,769
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,573	21,585
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,710	17,516
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	265,697	260,371
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	176,725	173,238
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	146,111	143,274
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	63,054	61,850
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	35,961	35,274
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,792	7,643
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	36,047	35,257
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,758	13,371
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	123,362	123,530
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	95,820	95,960
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	87,979	88,101
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	86,983	87,110
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	83,386	83,488
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	63,993	64,084
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	59,697	59,783
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	57,324	57,398
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	53,878	53,945
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	51,219	51,290
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	48,761	48,822
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	45,827	45,886
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	40,344	40,402
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	38,507	38,557
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	30,443	30,484
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	22,313	22,341
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,950	19,977
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,295	12,313
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,460	11,461
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,642	2,644
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	87,989	88,118
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,735,541	7,756,952
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,079	6,076
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	31,164	31,133
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	100,713	100,568
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	60,967	60,792
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	56,234	56,107
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	242,592	237,805
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	147,844	144,927
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	96,046	94,541
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	44,031	43,341
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	228,407	223,401
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	86,248	86,280
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	62,695	62,750
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	42,235	42,294
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	123,596	123,767
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	88,038	88,158
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	83,356	83,477
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	36,528	36,578
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	26,869	26,907
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,167	15,186
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,112	14,130
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,919,105	1,923,217
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	5,071	5,070
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	117,553	117,225
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	97,038	97,166
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	42,501	42,461
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	915,105	910,475
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	30,068	29,691
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	149,751	147,311
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,302	39,695
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,518,984	4,436,876
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	183,058	179,446
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	135,902	133,432
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	73,648	72,195
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	45,651	44,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	202	201
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	80,654	80,755
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	47,814	47,880
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	15,246	15,266
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	13,499	13,481
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	968	968
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	483	483
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	977,181	976,647
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	155,061	154,988
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	38,001	37,981
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,975	21,962
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,356	8,350
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,291	6,288
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	78,885	78,820
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	26,943	26,888
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	93,364	93,070
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	24,094	24,019
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,685	2,678
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	14,069	13,915
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	332,673	326,629
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	59,233	58,064
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	170,625	170,867
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	145,843	146,053
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	145,502	145,655
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	139,644	139,845
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	130,758	130,946
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	114,906	115,074
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	113,435	113,596
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	105,897	106,051
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	104,864	104,993
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	102,937	103,013
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	99,362	99,502
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	95,410	95,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	89,592	89,698
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	85,706	85,802
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	60,026	60,114
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	57,464	57,540
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	56,244	56,326
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	53,235	53,309
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,259	47,321
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	44,022	44,085
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	41,573	41,634
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,178	38,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,135	37,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,999	37,054
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,646	34,635
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,707	32,737
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,175	21,203
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,956	6,966
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,920	4,927
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,605	4,611
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,183	2,186
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,836	1,836
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,125	1,125
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,065	1,066
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	639	639
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	15,055	15,056
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,056,798	5,067,634
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,086	10,080
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	9,157	9,152
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,938	5,932
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	38,828	38,761
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	23,914	23,883
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,182	3,181
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	40,615	40,543
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	29,669	29,595
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	27,642	27,636
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,502	2,498
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,699,675	1,695,487
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,845	1,833
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,232	3,169
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,068,447	3,970,369
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	192,878	193,155
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	176,988	177,229
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	176,506	176,752
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	176,361	176,567
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	142,071	142,278
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	123,055	123,235
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	116,537	116,709
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	109,569	109,697
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	109,083	109,233
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	95,728	95,865
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	86,254	86,381
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	84,457	84,551
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	77,461	77,571
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	73,166	73,271
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	71,554	71,655
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	55,593	55,675
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	53,766	53,840
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	50,794	50,865
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	47,606	47,597
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	42,584	42,647
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	39,130	39,185
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,633	31,676
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,411	23,442
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,859	19,878
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,143	7,153
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,359	2,363
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	253,880	254,199
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	18,102	18,128
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	13,779	13,797
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	121,174	121,007
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	52,706	52,690
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,550	13,521
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,828	10,835
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	156,234	156,055
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,948	8,951
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	270,275	267,729
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	62,287	61,058
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,729	13,449
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	7,506,903	7,370,505
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	799	806
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	72,174	73,301
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,929,260	11,905,548
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	9,074,384	9,064,854
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	683,533	678,330
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	101,255	102,578
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,704,478	5,710,965
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,447,281	4,442,611
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,789,480	2,782,192
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	36,814,086	36,533,831
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,061,114	3,056,943
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	336,838	341,272
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	54,985	55,743
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	6,413,573	6,478,990
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	8,053	8,147
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,375	5,444
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,830	6,936
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	2,978	3,024
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	7,631,762	7,707,220
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	415,881	412,195
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	6,039	6,134
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,097,196	2,103,513
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,332,747	1,350,163
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	115,258	116,755
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	10,587	10,752
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,281	4,349
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	770,830	773,152
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	11,902	12,043
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	6,239	6,316
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	114,667	116,256
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	9,121	9,265
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,216	4,283
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,608	1,633
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,541	3,597
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	875,773	884,979
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	529,948	535,519
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	389,164	393,255
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	1,006,960	1,019,714
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	26,045,159	26,204,388
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	15,583,913	15,835,026
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,756,310	10,969,969
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,722,186	10,915,063
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	14,083,066	14,199,970
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,245,440	2,279,517
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	11,541,003	11,723,363
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	23,531,899	23,947,851
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,094,607	10,273,040
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,316,556	6,443,999
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	5,301,952	5,349,278
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,596,093	1,608,345
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	16,854,143	17,146,791
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	31,592,886	31,835,396
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	21,629,808	22,066,213
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,939,710	8,114,789
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	11,675,483	11,863,617
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	9,785,878	9,867,111
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	8,058	8,169
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	10,865	11,035
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (b)(c)	5,578	5,654
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	16,914	17,198
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	13,734	13,974
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	6,332	6,430
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	8,939	9,106
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	9,737	10,012
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	19,865	20,884
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	19,452	20,506
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,693	3,877
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	394,049	416,064
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	372,383	393,883
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	30,009	31,764
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	146,480	153,419
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	20,374	21,318
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	22,939	24,156
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	20,737	21,828
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,774	3,958
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,328	3,480
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,198	2,315
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,134	2,248
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,637	1,722
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,052	1,109
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	306	321
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	363,967	383,686
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,081,246	6,317,364
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	122,980	128,963
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	49,785	52,154
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	48,463	50,675
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,478	9,990
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,926	5,191
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,715	1,804
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,502	1,583
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	60,667	64,128
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	20,767,872	21,354,612
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	16,283,179	16,879,792
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,060,638	6,297,850
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,295,048	2,386,311
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	145,859	154,281
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	14,835	15,497
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	131,787	139,424
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	10,919	11,559
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,401,480	8,609,541
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,613,485	7,900,174
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	95,170	97,408
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	5,325	5,548
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	7,345	7,720
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	22,929	24,161
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	453,370	479,063
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,067,809	21,576,382
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,112,460	11,510,068
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	580	605
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	39,338	41,166
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	16,470	17,341
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,426	9,889
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	266	275
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	228,307	240,147
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	12,087,858	12,511,867
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	8,843,313	9,147,985
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	26,417,891	27,055,613
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	21,755,799	22,636,211
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	61,625	64,762
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	29,432	30,869
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	21,702	22,790
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,122	3,275
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,219	2,328
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,397	1,465
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	727	743
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	63,239	66,907
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,190,182	1,258,358
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,631,690	2,724,003
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	18,279,457	18,949,212
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,270,571	16,663,339
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,479,223	8,736,905
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	38,529,718	39,550,119
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	15,934	16,714
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	13,127	13,757
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	10,534	11,053
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,284	9,757
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	852	895
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	443	465
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	73,981	77,217
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	29,295,109	29,993,132
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2026	1,523	1,528
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	20,083	20,590
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	87,166	91,158
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	49,732	52,284
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	30,215	31,747
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	26,182	27,424
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,049	7,428
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,064	4,277
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,076	3,224
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	415	432
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	31,117	32,901
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	5,805,371	5,983,610
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	47,934,975	49,077,137
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,541,037	5,759,644
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	7,120	7,577
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,468	1,551
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,322	1,405
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	30,645	32,593
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	893	951
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	11,586,364	12,138,818
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	68,386	71,408
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	672,704	704,523
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	4,138	4,409
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,591,776	2,724,832
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,421	1,507
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	9,482	10,093
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	3,734,130	3,879,213
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	207	219
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,469	2,640
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	3,963	4,162
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	271	290
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	12,071,474	12,699,871
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	3,012	3,196
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	8,453,336	8,778,474
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	6,070,824	6,390,644
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	195,680	204,326
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	37,437	39,072
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	80,633	84,645
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,076	2,206
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	14,314,051	15,072,608
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	10,898,816	11,318,013
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,241,460	4,443,367
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055 (f)	10,218,306	10,783,762
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	16,719	17,780
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,587	3,816
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	595	633
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	594,966	623,098
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	469,088	491,027
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	110,384	115,653
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,848,126	5,098,381
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	16,387,697	17,299,674
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	12,586,282	13,294,576
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,402	1,490
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	347	367
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	12,165,098	12,752,750
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (b)	286,762	297,915
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,702	2,720
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	129	136
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	90	94
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	381	401
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	4	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	4,601	4,837
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	750	793
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	50	53
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2,103	2,115
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	48	50
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	220	221
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	194	204
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	113	119
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	1,765	1,856
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	652	686
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	511	537
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	683	722
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	673	709
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,162	1,238
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,031	1,084
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	121	128
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	33	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	195	195
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	320	337
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	197	207
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	490	515
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	329	346
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	301	317
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	3,873	4,072
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	732	780
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	1,408	1,417
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	10	11
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	159	162
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	4,486	4,717
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,622	1,711
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	742	787
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	58	58
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	96	101
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,776	1,868
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,082	1,138
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	741	779
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,027	4,234
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	1,905	2,002
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	114	120
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	2,222	2,231
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	966	1,015
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	5,901	6,288
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	291	310
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	95	95
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	62	62
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	92	97
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	24,354	25,701
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,480	1,565
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	734	772
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	293	310
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	3,855	4,089
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	539	539
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	242	255
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	724	761
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,953	2,074
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,324	1,406
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	122	129
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	53	53
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	41	41
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	15,523	16,321
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	212	222
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	41,666	43,810
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,091	1,147
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	989	1,048
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	244	257
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	226	238
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	158	167
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	32	33
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	6,612	6,952
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	30	32
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	4,342	4,565
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	994	1,045
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	20,925	22,216
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	9,343	9,823
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,372	4,596
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,727	3,962
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	731	776
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	597	633
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	75	79
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	53	57
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,237	1,315
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	32	32
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	6,929	7,286
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	124	130
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	3,068	3,226
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	511	538
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	50	52
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,266	1,333
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	495	521
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,880	3,062
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,841	3,004
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	684	721
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	332	351
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	10,666	11,512
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	3,404	3,421
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	2,583	2,716
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	770	809
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	669	704
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	1,293	1,360
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	779	819
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	278	292
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	66	66
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	2,184	2,296
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	264	278
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	37,248	39,569
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,403	9,983
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,826	2,971
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,397	2,550
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	305	321
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	57	61
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	3,988	4,011
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	460	484
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	2,011	2,114
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,474	1,550
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,148	1,207
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	309	325
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	5,893	6,196
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	9,728	10,228
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	880	925
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	419	442
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	309	325
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	7,095	7,546
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	2,301	2,324
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,718	2,777
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,578	2,628
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,450	1,475
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	943	964
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	862	882
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	512	524
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	300	307
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	240	245
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	209	213
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	113	114
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	106	107
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	85	85
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	935	957
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	713	726
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	199	203
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	164	168
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	471	485
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	120	123
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	6,971	7,301
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	918	955
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,657	1,694
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,179	1,201
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	756	770
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	737	742
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	605	616
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	225	230
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	161	163
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	150	154
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	145	147
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	769	782
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	482	502
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	150	155
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,167	2,278
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	870	893
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	657	672
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	109	110
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	1,273	1,302
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	651	675
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	3,377	3,575
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	998	1,011
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	827	840
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	449	461
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	154	157
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,982	3,104
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	164	171
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	1,444	1,526
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	3,649	3,709
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	679	697
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	1,179	1,201
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	401	426
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	101	101
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	831	851
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,343	2,508
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	428	457
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2,912	2,963
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	241	243
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	235	239
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	143	144
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	286	294
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	329	341
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,223	1,300
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,034	1,106
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	803	807
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	91	91
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,266	1,287
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	323	328
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	1,340	1,380
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	487	521
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	263	280
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	142	151
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	106	113
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	90	97
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	580	589
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	495	502
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	134	136
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	90	91
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	501	515
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	414	432
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	408	414
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	125	127
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	369	380
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,370	2,469
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	498	513
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	309	317
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	103	108
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	36,487	37,352
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	833	878
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	6,441	6,887
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	431	435
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,969	2,014
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	751	767
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	494	499
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	216	220
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	211	216
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	143	145
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	2,429	2,530
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,350	1,402
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	221	231
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	159	166
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	28	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,619	1,736
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	22,849	24,660
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	4,291	4,573
Freddie Mac Gold Pool 1.5% 1/1/2036	7,587,634	6,818,081
Freddie Mac Gold Pool 1.5% 1/1/2051	30,640,217	23,254,837
Freddie Mac Gold Pool 1.5% 1/1/2051	4,512,009	3,448,424
Freddie Mac Gold Pool 1.5% 11/1/2035	7,422,922	6,670,075
Freddie Mac Gold Pool 1.5% 11/1/2035	647,012	581,391
Freddie Mac Gold Pool 1.5% 11/1/2050	401,462	307,958
Freddie Mac Gold Pool 1.5% 12/1/2035	8,428,993	7,574,107
Freddie Mac Gold Pool 1.5% 12/1/2040	901,625	755,155
Freddie Mac Gold Pool 1.5% 12/1/2050	273,675	209,933
Freddie Mac Gold Pool 1.5% 12/1/2050	93,010	71,434
Freddie Mac Gold Pool 1.5% 2/1/2036	475,599	426,620
Freddie Mac Gold Pool 1.5% 2/1/2041	1,557,588	1,302,326
Freddie Mac Gold Pool 1.5% 2/1/2051	31,127,032	23,624,312
Freddie Mac Gold Pool 1.5% 3/1/2036	300,366	269,433
Freddie Mac Gold Pool 1.5% 3/1/2041	1,578,453	1,319,851
Freddie Mac Gold Pool 1.5% 3/1/2051	99,141	76,143
Freddie Mac Gold Pool 1.5% 4/1/2036	516,874	463,644
Freddie Mac Gold Pool 1.5% 4/1/2041	1,613,528	1,346,974
Freddie Mac Gold Pool 1.5% 4/1/2051 (m)	46,052,243	34,952,018
Freddie Mac Gold Pool 1.5% 5/1/2036	10,112,726	9,071,272
Freddie Mac Gold Pool 1.5% 5/1/2036	530,096	475,504
Freddie Mac Gold Pool 1.5% 6/1/2036	538,465	483,011
Freddie Mac Gold Pool 1.5% 6/1/2051	244,059	187,444
Freddie Mac Gold Pool 1.5% 7/1/2035	2,659,945	2,400,143
Freddie Mac Gold Pool 1.5% 7/1/2036	437,328	392,017
Freddie Mac Gold Pool 1.5% 8/1/2035	6,095,021	5,499,708
Freddie Mac Gold Pool 1.5% 8/1/2036	327,453	293,526
Freddie Mac Gold Pool 1.5% 8/1/2051	178,834	136,399
Freddie Mac Gold Pool 2% 1/1/2051	2,193,871	1,760,892
Freddie Mac Gold Pool 2% 1/1/2051	176,969	140,660
Freddie Mac Gold Pool 2% 1/1/2052	2,735,552	2,181,990
Freddie Mac Gold Pool 2% 1/1/2052	260,032	207,819
Freddie Mac Gold Pool 2% 1/1/2052	32,667	25,985
Freddie Mac Gold Pool 2% 10/1/2041	815,555	703,234
Freddie Mac Gold Pool 2% 10/1/2051	25,935,254	20,913,971
Freddie Mac Gold Pool 2% 10/1/2051	5,166,969	4,166,600
Freddie Mac Gold Pool 2% 10/1/2051	4,564,374	3,689,231
Freddie Mac Gold Pool 2% 10/1/2051	1,437,246	1,161,678
Freddie Mac Gold Pool 2% 11/1/2041	6,586,575	5,676,791
Freddie Mac Gold Pool 2% 11/1/2050	35,779,005	28,706,537
Freddie Mac Gold Pool 2% 11/1/2050	28,033	22,509
Freddie Mac Gold Pool 2% 11/1/2051	37,873,651	30,540,994
Freddie Mac Gold Pool 2% 11/1/2051	16,721,628	13,431,926
Freddie Mac Gold Pool 2% 11/1/2051	5,188,944	4,194,050
Freddie Mac Gold Pool 2% 11/1/2051	4,288,745	3,438,305
Freddie Mac Gold Pool 2% 11/1/2051	4,273,234	3,415,186
Freddie Mac Gold Pool 2% 11/1/2051	2,967,444	2,371,593
Freddie Mac Gold Pool 2% 11/1/2051	1,946,991	1,573,688
Freddie Mac Gold Pool 2% 11/1/2051	1,233,514	997,008
Freddie Mac Gold Pool 2% 12/1/2035	1,469,560	1,353,482
Freddie Mac Gold Pool 2% 12/1/2051	17,870,879	14,444,434
Freddie Mac Gold Pool 2% 12/1/2051	3,275,928	2,647,823
Freddie Mac Gold Pool 2% 12/1/2051	2,436,286	1,943,283
Freddie Mac Gold Pool 2% 12/1/2051	1,511,264	1,220,560
Freddie Mac Gold Pool 2% 12/1/2051	1,482,606	1,194,635
Freddie Mac Gold Pool 2% 12/1/2051	1,460,779	1,172,482
Freddie Mac Gold Pool 2% 12/1/2051	821,463	656,516
Freddie Mac Gold Pool 2% 12/1/2051	567,111	454,655
Freddie Mac Gold Pool 2% 12/1/2051	356,770	284,575
Freddie Mac Gold Pool 2% 12/1/2051	21,511	17,192
Freddie Mac Gold Pool 2% 2/1/2042	1,999,677	1,720,127
Freddie Mac Gold Pool 2% 2/1/2051	25,884,108	20,977,882
Freddie Mac Gold Pool 2% 2/1/2051	10,361,342	8,303,493
Freddie Mac Gold Pool 2% 2/1/2051	140,361	111,607
Freddie Mac Gold Pool 2% 2/1/2052	21,023,569	16,940,090
Freddie Mac Gold Pool 2% 3/1/2041	3,791,588	3,306,213
Freddie Mac Gold Pool 2% 3/1/2051	17,316,850	13,866,755
Freddie Mac Gold Pool 2% 3/1/2051	1,962,261	1,560,275
Freddie Mac Gold Pool 2% 3/1/2051	498,422	400,210
Freddie Mac Gold Pool 2% 3/1/2052	730,926	581,418
Freddie Mac Gold Pool 2% 4/1/2041	16,716	14,481
Freddie Mac Gold Pool 2% 4/1/2042	18,941,194	16,439,755
Freddie Mac Gold Pool 2% 5/1/2051	20,287,369	16,435,642
Freddie Mac Gold Pool 2% 5/1/2051	17,357,353	13,899,189
Freddie Mac Gold Pool 2% 5/1/2051	2,377,089	1,923,550
Freddie Mac Gold Pool 2% 5/1/2051	2,097,791	1,683,119
Freddie Mac Gold Pool 2% 5/1/2051	872,369	699,927
Freddie Mac Gold Pool 2% 5/1/2051	37,102	29,687
Freddie Mac Gold Pool 2% 6/1/2035	35,399,860	32,780,685
Freddie Mac Gold Pool 2% 6/1/2035	1,284,948	1,189,877
Freddie Mac Gold Pool 2% 6/1/2050	63,221,663	50,783,850
Freddie Mac Gold Pool 2% 6/1/2050	16,940,897	13,713,937
Freddie Mac Gold Pool 2% 7/1/2041	20,867,929	18,135,591
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2050	109,118	87,617
Freddie Mac Gold Pool 2% 7/1/2051	1,338,558	1,082,748
Freddie Mac Gold Pool 2% 8/1/2051	1,713,653	1,374,913
Freddie Mac Gold Pool 2% 9/1/2050	60,045,139	48,213,490
Freddie Mac Gold Pool 2.5% 1/1/2031	17,841	17,301
Freddie Mac Gold Pool 2.5% 1/1/2032	159,473	153,904
Freddie Mac Gold Pool 2.5% 1/1/2033	56,128	54,007
Freddie Mac Gold Pool 2.5% 1/1/2041	8,212,551	7,365,764
Freddie Mac Gold Pool 2.5% 1/1/2042	4,744,313	4,221,564
Freddie Mac Gold Pool 2.5% 10/1/2031	1,730,357	1,674,786
Freddie Mac Gold Pool 2.5% 10/1/2041	2,319,165	2,067,658
Freddie Mac Gold Pool 2.5% 10/1/2051	3,604,384	3,029,297
Freddie Mac Gold Pool 2.5% 11/1/2031	1,906,098	1,840,843
Freddie Mac Gold Pool 2.5% 11/1/2032	840,517	808,784
Freddie Mac Gold Pool 2.5% 11/1/2041	14,027,857	12,557,536
Freddie Mac Gold Pool 2.5% 11/1/2041	1,527,667	1,365,455
Freddie Mac Gold Pool 2.5% 11/1/2041	1,335,723	1,196,697
Freddie Mac Gold Pool 2.5% 11/1/2051	5,811,613	4,855,300
Freddie Mac Gold Pool 2.5% 12/1/2031	12,579	12,144
Freddie Mac Gold Pool 2.5% 12/1/2051	21,104,383	17,770,108
Freddie Mac Gold Pool 2.5% 12/1/2051	15,779,131	13,251,674
Freddie Mac Gold Pool 2.5% 12/1/2051	2,815,835	2,349,844
Freddie Mac Gold Pool 2.5% 2/1/2035	3,544,246	3,361,230
Freddie Mac Gold Pool 2.5% 2/1/2042	2,666,374	2,385,439
Freddie Mac Gold Pool 2.5% 2/1/2051	23,813,129	19,991,367
Freddie Mac Gold Pool 2.5% 2/1/2051	22,533,740	19,107,436
Freddie Mac Gold Pool 2.5% 3/1/2050	3,385,868	2,849,878
Freddie Mac Gold Pool 2.5% 3/1/2051	22,238,979	18,669,852
Freddie Mac Gold Pool 2.5% 4/1/2042	969,159	863,595
Freddie Mac Gold Pool 2.5% 4/1/2047	4,365,324	3,702,931
Freddie Mac Gold Pool 2.5% 4/1/2052	2,875,236	2,433,558
Freddie Mac Gold Pool 2.5% 5/1/2030	7,769	7,559
Freddie Mac Gold Pool 2.5% 5/1/2035	9,718,660	9,201,629
Freddie Mac Gold Pool 2.5% 5/1/2041	5,683,572	5,119,360
Freddie Mac Gold Pool 2.5% 5/1/2051	51,281,528	43,468,033
Freddie Mac Gold Pool 2.5% 6/1/2031	922,604	894,355
Freddie Mac Gold Pool 2.5% 6/1/2031	282,383	273,414
Freddie Mac Gold Pool 2.5% 6/1/2040	828,034	748,103
Freddie Mac Gold Pool 2.5% 6/1/2041	1,156,919	1,037,314
Freddie Mac Gold Pool 2.5% 7/1/2031	488,162	472,663
Freddie Mac Gold Pool 2.5% 7/1/2036	3,961,547	3,738,413
Freddie Mac Gold Pool 2.5% 7/1/2051	14,565,602	12,282,594
Freddie Mac Gold Pool 2.5% 7/1/2051	12,897,088	10,875,602
Freddie Mac Gold Pool 2.5% 7/1/2051	7,323,208	6,207,410
Freddie Mac Gold Pool 2.5% 8/1/2031	825,337	798,824
Freddie Mac Gold Pool 2.5% 8/1/2041	1,100,801	987,543
Freddie Mac Gold Pool 2.5% 8/1/2050	11,460,128	9,717,591
Freddie Mac Gold Pool 2.5% 9/1/2041	2,430,745	2,178,388
Freddie Mac Gold Pool 2.5% 9/1/2051	125,586	104,920
Freddie Mac Gold Pool 3% 1/1/2033	8,060	7,842
Freddie Mac Gold Pool 3% 1/1/2033	6,023	5,870
Freddie Mac Gold Pool 3% 1/1/2034	39,177	38,149
Freddie Mac Gold Pool 3% 1/1/2043	327,363	300,842
Freddie Mac Gold Pool 3% 1/1/2043	26,617	24,287
Freddie Mac Gold Pool 3% 1/1/2052	6,805,681	5,964,043
Freddie Mac Gold Pool 3% 1/1/2052	1,139,759	998,096
Freddie Mac Gold Pool 3% 1/1/2052	728,817	638,231
Freddie Mac Gold Pool 3% 10/1/2042	52,586	48,145
Freddie Mac Gold Pool 3% 10/1/2049	20,503	18,019
Freddie Mac Gold Pool 3% 10/1/2051	9,524,404	8,367,385
Freddie Mac Gold Pool 3% 11/1/2042	52,896	48,804
Freddie Mac Gold Pool 3% 11/1/2049	35,153,058	31,113,374
Freddie Mac Gold Pool 3% 11/1/2050	1,787,283	1,566,255
Freddie Mac Gold Pool 3% 11/1/2051	6,622,850	5,805,892
Freddie Mac Gold Pool 3% 11/1/2051	6,072,753	5,321,754
Freddie Mac Gold Pool 3% 12/1/2030	797,809	781,021
Freddie Mac Gold Pool 3% 12/1/2032	2,581,066	2,521,867
Freddie Mac Gold Pool 3% 12/1/2032	329,012	320,859
Freddie Mac Gold Pool 3% 12/1/2042	4,107,516	3,778,782
Freddie Mac Gold Pool 3% 12/1/2042	34,887	32,087
Freddie Mac Gold Pool 3% 12/1/2042	12,897	11,869
Freddie Mac Gold Pool 3% 12/1/2046	24,375,229	21,838,260
Freddie Mac Gold Pool 3% 12/1/2050	14,570,638	12,768,731
Freddie Mac Gold Pool 3% 2/1/2032	80,074	78,192
Freddie Mac Gold Pool 3% 2/1/2032	70,592	68,934
Freddie Mac Gold Pool 3% 2/1/2033	775,590	759,654
Freddie Mac Gold Pool 3% 2/1/2034	3,663	3,557
Freddie Mac Gold Pool 3% 2/1/2037	1,026,759	976,649
Freddie Mac Gold Pool 3% 2/1/2037	57,730	54,912
Freddie Mac Gold Pool 3% 2/1/2043	378,168	349,056
Freddie Mac Gold Pool 3% 2/1/2043	184,537	169,755
Freddie Mac Gold Pool 3% 2/1/2043	90,479	82,818
Freddie Mac Gold Pool 3% 2/1/2043	19,614	18,008
Freddie Mac Gold Pool 3% 2/1/2050	81,256	71,360
Freddie Mac Gold Pool 3% 2/1/2052	2,778,190	2,429,410
Freddie Mac Gold Pool 3% 2/1/2052	1,580,099	1,383,705
Freddie Mac Gold Pool 3% 3/1/2032	35,296	34,465
Freddie Mac Gold Pool 3% 3/1/2033	585,535	570,539
Freddie Mac Gold Pool 3% 3/1/2043	90,009	82,753
Freddie Mac Gold Pool 3% 3/1/2052	15,240,332	13,307,980
Freddie Mac Gold Pool 3% 3/1/2052	6,642,712	5,817,076
Freddie Mac Gold Pool 3% 3/1/2052	583,954	511,373
Freddie Mac Gold Pool 3% 3/1/2052	46,321	40,564
Freddie Mac Gold Pool 3% 4/1/2032	75,515	73,869
Freddie Mac Gold Pool 3% 4/1/2032	26,398	25,829
Freddie Mac Gold Pool 3% 4/1/2033	24,365	23,736
Freddie Mac Gold Pool 3% 4/1/2033	12,111	11,800
Freddie Mac Gold Pool 3% 4/1/2034	1,275,911	1,237,517
Freddie Mac Gold Pool 3% 4/1/2038	233,407	220,224
Freddie Mac Gold Pool 3% 4/1/2043	34,009	31,285
Freddie Mac Gold Pool 3% 4/1/2045	194,708	175,575
Freddie Mac Gold Pool 3% 4/1/2045	130,739	117,698
Freddie Mac Gold Pool 3% 4/1/2046	446,560	401,059
Freddie Mac Gold Pool 3% 4/1/2046	370,730	332,956
Freddie Mac Gold Pool 3% 4/1/2051	9,785,017	8,568,817
Freddie Mac Gold Pool 3% 4/1/2052	12,474,731	11,041,172
Freddie Mac Gold Pool 3% 5/1/2033	37,858	36,881
Freddie Mac Gold Pool 3% 5/1/2035	9,733,637	9,394,044
Freddie Mac Gold Pool 3% 5/1/2045	209,375	189,569
Freddie Mac Gold Pool 3% 5/1/2046	6,723,234	6,038,188
Freddie Mac Gold Pool 3% 5/1/2046	1,069,888	960,875
Freddie Mac Gold Pool 3% 5/1/2051	6,186,211	5,419,248
Freddie Mac Gold Pool 3% 5/1/2052	12,979,318	11,374,205
Freddie Mac Gold Pool 3% 6/1/2031	558,039	546,263
Freddie Mac Gold Pool 3% 6/1/2031	201,492	197,241
Freddie Mac Gold Pool 3% 6/1/2031	119,523	116,891
Freddie Mac Gold Pool 3% 6/1/2031	70,543	69,136
Freddie Mac Gold Pool 3% 6/1/2031	63,647	62,246
Freddie Mac Gold Pool 3% 6/1/2031	49,174	48,081
Freddie Mac Gold Pool 3% 6/1/2031	44,240	43,357
Freddie Mac Gold Pool 3% 6/1/2046	6,649,921	5,972,345
Freddie Mac Gold Pool 3% 6/1/2050	16,701,923	14,756,492
Freddie Mac Gold Pool 3% 6/1/2052	1,898,020	1,662,111
Freddie Mac Gold Pool 3% 7/1/2032	145,569	142,141
Freddie Mac Gold Pool 3% 7/1/2033	18,496	18,034
Freddie Mac Gold Pool 3% 7/1/2045	477,095	431,889
Freddie Mac Gold Pool 3% 7/1/2045	165,588	153,239
Freddie Mac Gold Pool 3% 7/1/2045	31,258	28,421
Freddie Mac Gold Pool 3% 8/1/2032	165,615	161,753
Freddie Mac Gold Pool 3% 8/1/2032	114,649	111,926
Freddie Mac Gold Pool 3% 8/1/2042	73,785	67,968
Freddie Mac Gold Pool 3% 8/1/2042	56,650	51,984
Freddie Mac Gold Pool 3% 8/1/2045	239,933	216,311
Freddie Mac Gold Pool 3% 8/1/2045	131,839	119,914
Freddie Mac Gold Pool 3% 9/1/2033	22,777	22,143
Freddie Mac Gold Pool 3% 9/1/2049	76,708	68,013
Freddie Mac Gold Pool 3% 9/1/2051	6,486,120	5,686,028
Freddie Mac Gold Pool 3% 9/1/2051	5,974,399	5,233,696
Freddie Mac Gold Pool 3% 9/1/2051	60,635	53,022
Freddie Mac Gold Pool 3.5% 1/1/2032	127,732	125,871
Freddie Mac Gold Pool 3.5% 1/1/2046	897,730	833,322
Freddie Mac Gold Pool 3.5% 1/1/2046	30,572	28,397
Freddie Mac Gold Pool 3.5% 1/1/2046	26,344	24,503
Freddie Mac Gold Pool 3.5% 1/1/2048	25,866	23,996
Freddie Mac Gold Pool 3.5% 10/1/2040	51,709	48,322
Freddie Mac Gold Pool 3.5% 10/1/2042	254,641	240,321
Freddie Mac Gold Pool 3.5% 10/1/2042	44,172	41,730
Freddie Mac Gold Pool 3.5% 10/1/2042	32,152	30,302
Freddie Mac Gold Pool 3.5% 10/1/2044	71,253	66,737
Freddie Mac Gold Pool 3.5% 10/1/2045	180,398	167,455
Freddie Mac Gold Pool 3.5% 10/1/2047	116,354	107,941
Freddie Mac Gold Pool 3.5% 10/1/2051	5,440,723	4,972,920
Freddie Mac Gold Pool 3.5% 11/1/2033	1,008,335	989,130
Freddie Mac Gold Pool 3.5% 11/1/2040	108,047	100,971
Freddie Mac Gold Pool 3.5% 11/1/2044	1,656,556	1,550,034
Freddie Mac Gold Pool 3.5% 11/1/2044	11,282	10,644
Freddie Mac Gold Pool 3.5% 11/1/2045	107,532	100,019
Freddie Mac Gold Pool 3.5% 11/1/2047	791,190	733,980
Freddie Mac Gold Pool 3.5% 11/1/2047	116,568	108,023
Freddie Mac Gold Pool 3.5% 11/1/2051	577,243	522,596
Freddie Mac Gold Pool 3.5% 12/1/2033	860,502	845,302
Freddie Mac Gold Pool 3.5% 12/1/2040	104,707	97,849
Freddie Mac Gold Pool 3.5% 12/1/2045	3,982,723	3,696,977
Freddie Mac Gold Pool 3.5% 12/1/2045	750,719	696,858
Freddie Mac Gold Pool 3.5% 12/1/2046	1,245,777	1,153,283
Freddie Mac Gold Pool 3.5% 12/1/2047	177,183	164,371
Freddie Mac Gold Pool 3.5% 2/1/2034	5,025,320	4,938,732
Freddie Mac Gold Pool 3.5% 2/1/2043	3,259,633	3,074,811
Freddie Mac Gold Pool 3.5% 2/1/2043	1,150,358	1,087,861
Freddie Mac Gold Pool 3.5% 2/1/2043	438,817	416,769
Freddie Mac Gold Pool 3.5% 2/1/2045	8,793	8,267
Freddie Mac Gold Pool 3.5% 2/1/2046	2,967,011	2,755,993
Freddie Mac Gold Pool 3.5% 2/1/2052	1,591,885	1,452,027
Freddie Mac Gold Pool 3.5% 3/1/2032	2,301,284	2,267,454
Freddie Mac Gold Pool 3.5% 3/1/2045	2,225,754	2,080,262
Freddie Mac Gold Pool 3.5% 3/1/2045	565,358	529,580
Freddie Mac Gold Pool 3.5% 3/1/2045	426,301	399,241
Freddie Mac Gold Pool 3.5% 3/1/2045	205,084	192,890
Freddie Mac Gold Pool 3.5% 3/1/2046	1,018,308	948,112
Freddie Mac Gold Pool 3.5% 3/1/2052	19,634,638	17,903,467
Freddie Mac Gold Pool 3.5% 3/1/2052	16,714,970	15,215,107
Freddie Mac Gold Pool 3.5% 3/1/2052	7,715,483	7,037,808
Freddie Mac Gold Pool 3.5% 4/1/2033	2,473,190	2,445,987
Freddie Mac Gold Pool 3.5% 4/1/2040	128,070	121,641
Freddie Mac Gold Pool 3.5% 4/1/2042	10,076,943	9,549,456
Freddie Mac Gold Pool 3.5% 4/1/2042	93,207	88,216
Freddie Mac Gold Pool 3.5% 4/1/2043	1,487,667	1,401,641
Freddie Mac Gold Pool 3.5% 4/1/2043	591,630	558,454
Freddie Mac Gold Pool 3.5% 4/1/2046	4,504,970	4,184,570
Freddie Mac Gold Pool 3.5% 4/1/2046	1,685,682	1,565,794
Freddie Mac Gold Pool 3.5% 4/1/2046	1,443,723	1,339,239
Freddie Mac Gold Pool 3.5% 5/1/2033	642,691	632,224
Freddie Mac Gold Pool 3.5% 5/1/2034	1,004,811	984,115
Freddie Mac Gold Pool 3.5% 5/1/2034	376,768	369,755
Freddie Mac Gold Pool 3.5% 5/1/2040	252,119	239,642
Freddie Mac Gold Pool 3.5% 5/1/2040	25,527	24,239
Freddie Mac Gold Pool 3.5% 5/1/2045	4,951,055	4,620,615
Freddie Mac Gold Pool 3.5% 5/1/2045	281,571	262,765
Freddie Mac Gold Pool 3.5% 5/1/2045	151,354	141,320
Freddie Mac Gold Pool 3.5% 5/1/2045	68,035	64,281
Freddie Mac Gold Pool 3.5% 5/1/2045	48,496	45,082
Freddie Mac Gold Pool 3.5% 5/1/2046	5,920,645	5,508,811
Freddie Mac Gold Pool 3.5% 5/1/2046	3,860,711	3,586,132
Freddie Mac Gold Pool 3.5% 5/1/2046	2,002,265	1,857,359
Freddie Mac Gold Pool 3.5% 5/1/2046	5,297	4,926
Freddie Mac Gold Pool 3.5% 6/1/2032	4,812,988	4,740,374
Freddie Mac Gold Pool 3.5% 6/1/2040	217,389	206,967
Freddie Mac Gold Pool 3.5% 6/1/2042	42,904	40,568
Freddie Mac Gold Pool 3.5% 6/1/2043	34,875	32,828
Freddie Mac Gold Pool 3.5% 6/1/2045	8,376,010	7,833,167
Freddie Mac Gold Pool 3.5% 6/1/2045	5,915,828	5,527,414
Freddie Mac Gold Pool 3.5% 6/1/2045	962,134	901,484
Freddie Mac Gold Pool 3.5% 6/1/2045	483,460	452,865
Freddie Mac Gold Pool 3.5% 6/1/2045	10,309	9,644
Freddie Mac Gold Pool 3.5% 7/1/2032	5,372,679	5,290,285
Freddie Mac Gold Pool 3.5% 7/1/2032	3,289,973	3,240,366
Freddie Mac Gold Pool 3.5% 7/1/2040	20,592	19,533
Freddie Mac Gold Pool 3.5% 7/1/2042	1,092,325	1,030,513
Freddie Mac Gold Pool 3.5% 7/1/2045	11,263	10,507
Freddie Mac Gold Pool 3.5% 7/1/2046	222,928	206,585
Freddie Mac Gold Pool 3.5% 7/1/2046	7,223	6,709
Freddie Mac Gold Pool 3.5% 7/1/2047	1,913,313	1,777,354
Freddie Mac Gold Pool 3.5% 8/1/2034	1,688,228	1,652,814
Freddie Mac Gold Pool 3.5% 8/1/2034	296,135	289,981
Freddie Mac Gold Pool 3.5% 8/1/2038	46,426	44,607
Freddie Mac Gold Pool 3.5% 8/1/2040	140,800	133,718
Freddie Mac Gold Pool 3.5% 8/1/2042	899,938	850,320
Freddie Mac Gold Pool 3.5% 8/1/2046	18,238	17,015
Freddie Mac Gold Pool 3.5% 8/1/2047	2,943,296	2,734,146
Freddie Mac Gold Pool 3.5% 8/1/2047	341,944	317,219
Freddie Mac Gold Pool 3.5% 8/1/2047	230,988	214,574
Freddie Mac Gold Pool 3.5% 8/1/2051	7,201,115	6,581,951
Freddie Mac Gold Pool 3.5% 9/1/2040	112,626	104,616
Freddie Mac Gold Pool 3.5% 9/1/2042	4,596,501	4,333,595
Freddie Mac Gold Pool 3.5% 9/1/2042	1,385,388	1,305,425
Freddie Mac Gold Pool 3.5% 9/1/2042	12,779	12,042
Freddie Mac Gold Pool 3.5% 9/1/2046	5,837,415	5,414,953
Freddie Mac Gold Pool 3.5% 9/1/2046	2,435,003	2,256,496
Freddie Mac Gold Pool 3.5% 9/1/2046	1,925,315	1,796,164
Freddie Mac Gold Pool 3.5% 9/1/2047	66,748	61,922
Freddie Mac Gold Pool 3.5% 9/1/2047	54,722	50,765
Freddie Mac Gold Pool 3.5% 9/1/2051	968,426	882,133
Freddie Mac Gold Pool 4% 1/1/2036	6,257,905	6,188,401
Freddie Mac Gold Pool 4% 1/1/2039	37,575	36,605
Freddie Mac Gold Pool 4% 1/1/2041	171,126	167,174
Freddie Mac Gold Pool 4% 1/1/2041	44,773	43,552
Freddie Mac Gold Pool 4% 1/1/2041	26,543	25,877
Freddie Mac Gold Pool 4% 1/1/2042	32,573	31,666
Freddie Mac Gold Pool 4% 1/1/2043	85,672	82,805
Freddie Mac Gold Pool 4% 1/1/2044	241,055	232,404
Freddie Mac Gold Pool 4% 1/1/2044	192,890	186,328
Freddie Mac Gold Pool 4% 10/1/2041	2,923,949	2,845,236
Freddie Mac Gold Pool 4% 10/1/2041	353,797	344,371
Freddie Mac Gold Pool 4% 10/1/2041	144,094	140,315
Freddie Mac Gold Pool 4% 10/1/2041	19,473	18,958
Freddie Mac Gold Pool 4% 10/1/2042	122,310	118,730
Freddie Mac Gold Pool 4% 10/1/2042	65,160	63,773
Freddie Mac Gold Pool 4% 10/1/2042	45,075	43,571
Freddie Mac Gold Pool 4% 10/1/2043	616,065	595,275
Freddie Mac Gold Pool 4% 10/1/2043	251,606	242,591
Freddie Mac Gold Pool 4% 10/1/2043	91,932	88,655
Freddie Mac Gold Pool 4% 10/1/2043	84,433	81,861
Freddie Mac Gold Pool 4% 10/1/2044	34,423	33,129
Freddie Mac Gold Pool 4% 10/1/2045	13,042	12,507
Freddie Mac Gold Pool 4% 10/1/2052	5,491,966	5,194,624
Freddie Mac Gold Pool 4% 11/1/2040	2,669,332	2,600,541
Freddie Mac Gold Pool 4% 11/1/2041	473,467	460,158
Freddie Mac Gold Pool 4% 11/1/2041	51,327	50,365
Freddie Mac Gold Pool 4% 11/1/2041	18,958	18,453
Freddie Mac Gold Pool 4% 11/1/2042	5,265,773	5,126,206
Freddie Mac Gold Pool 4% 11/1/2042	532,429	516,896
Freddie Mac Gold Pool 4% 11/1/2042	458,787	444,625
Freddie Mac Gold Pool 4% 11/1/2042	438,752	426,481
Freddie Mac Gold Pool 4% 11/1/2042	289,752	281,246
Freddie Mac Gold Pool 4% 11/1/2042	164,589	159,356
Freddie Mac Gold Pool 4% 11/1/2042	16,020	15,779
Freddie Mac Gold Pool 4% 11/1/2043	630,422	611,125
Freddie Mac Gold Pool 4% 11/1/2047	265,048	252,014
Freddie Mac Gold Pool 4% 11/1/2051	62,821	59,699
Freddie Mac Gold Pool 4% 12/1/2040	87,798	85,713
Freddie Mac Gold Pool 4% 12/1/2040	37,247	36,328
Freddie Mac Gold Pool 4% 12/1/2042	935,953	910,647
Freddie Mac Gold Pool 4% 12/1/2042	244,139	236,606
Freddie Mac Gold Pool 4% 12/1/2042	131,765	128,353
Freddie Mac Gold Pool 4% 12/1/2045	1,268,152	1,219,806
Freddie Mac Gold Pool 4% 12/1/2045	421,892	409,089
Freddie Mac Gold Pool 4% 12/1/2047	7,147,465	6,795,988
Freddie Mac Gold Pool 4% 2/1/2041	133,898	130,569
Freddie Mac Gold Pool 4% 2/1/2041	3,484	3,391
Freddie Mac Gold Pool 4% 2/1/2042	6,177,816	5,999,881
Freddie Mac Gold Pool 4% 2/1/2042	213,527	208,001
Freddie Mac Gold Pool 4% 2/1/2043	434,779	421,267
Freddie Mac Gold Pool 4% 2/1/2043	328,747	317,801
Freddie Mac Gold Pool 4% 2/1/2043	279,389	270,520
Freddie Mac Gold Pool 4% 2/1/2043	141,361	136,563
Freddie Mac Gold Pool 4% 2/1/2044	254,166	245,519
Freddie Mac Gold Pool 4% 2/1/2044	138,545	134,249
Freddie Mac Gold Pool 4% 2/1/2044	137,476	132,421
Freddie Mac Gold Pool 4% 2/1/2045	2,830,924	2,731,757
Freddie Mac Gold Pool 4% 2/1/2046	1,421,141	1,371,169
Freddie Mac Gold Pool 4% 2/1/2046	75,627	72,428
Freddie Mac Gold Pool 4% 2/1/2048	355,048	338,254
Freddie Mac Gold Pool 4% 2/1/2048	226,638	215,848
Freddie Mac Gold Pool 4% 2/1/2052	31,709	30,111
Freddie Mac Gold Pool 4% 2/1/2052	28,432	26,999
Freddie Mac Gold Pool 4% 2/1/2053	9,369,765	8,844,905
Freddie Mac Gold Pool 4% 3/1/2042	249,322	242,548
Freddie Mac Gold Pool 4% 3/1/2042	229,076	222,448
Freddie Mac Gold Pool 4% 3/1/2042	52,887	51,232
Freddie Mac Gold Pool 4% 3/1/2043	149,888	145,847
Freddie Mac Gold Pool 4% 3/1/2043	87,496	84,537
Freddie Mac Gold Pool 4% 3/1/2044	304,476	293,597
Freddie Mac Gold Pool 4% 4/1/2040	6,659	6,544
Freddie Mac Gold Pool 4% 4/1/2042	3,482,638	3,382,417
Freddie Mac Gold Pool 4% 4/1/2042	2,481,441	2,413,807
Freddie Mac Gold Pool 4% 4/1/2042	98,041	94,980
Freddie Mac Gold Pool 4% 4/1/2042	90,010	87,879
Freddie Mac Gold Pool 4% 4/1/2042	75,974	73,922
Freddie Mac Gold Pool 4% 4/1/2042	71,279	69,550
Freddie Mac Gold Pool 4% 4/1/2043	349,843	339,519
Freddie Mac Gold Pool 4% 4/1/2043	228,833	222,016
Freddie Mac Gold Pool 4% 4/1/2043	86,791	84,931
Freddie Mac Gold Pool 4% 4/1/2045	6,319	6,083
Freddie Mac Gold Pool 4% 4/1/2046	1,087,620	1,040,594
Freddie Mac Gold Pool 4% 4/1/2048	1,001,505	953,195
Freddie Mac Gold Pool 4% 4/1/2048	836,952	796,579
Freddie Mac Gold Pool 4% 4/1/2048	452,286	430,469
Freddie Mac Gold Pool 4% 4/1/2048	178,846	170,219
Freddie Mac Gold Pool 4% 4/1/2048	48,219	45,893
Freddie Mac Gold Pool 4% 4/1/2052	71,890	68,268
Freddie Mac Gold Pool 4% 4/1/2052	47,892	45,478
Freddie Mac Gold Pool 4% 5/1/2037	714,958	699,198
Freddie Mac Gold Pool 4% 5/1/2042	440,123	428,657
Freddie Mac Gold Pool 4% 5/1/2043	280,134	270,667
Freddie Mac Gold Pool 4% 5/1/2043	103,624	99,995
Freddie Mac Gold Pool 4% 5/1/2043	101,899	98,345
Freddie Mac Gold Pool 4% 5/1/2043	91,211	88,041
Freddie Mac Gold Pool 4% 5/1/2043	30,007	29,003
Freddie Mac Gold Pool 4% 5/1/2045	2,582,165	2,513,215
Freddie Mac Gold Pool 4% 5/1/2045	460,317	442,302
Freddie Mac Gold Pool 4% 5/1/2048	5,925,196	5,643,082
Freddie Mac Gold Pool 4% 5/1/2053	15,602,049	14,693,951
Freddie Mac Gold Pool 4% 6/1/2038	19,176	18,711
Freddie Mac Gold Pool 4% 6/1/2038	14,363	14,015
Freddie Mac Gold Pool 4% 6/1/2041	126,136	122,562
Freddie Mac Gold Pool 4% 6/1/2041	21,742	21,475
Freddie Mac Gold Pool 4% 6/1/2042	119,449	116,088
Freddie Mac Gold Pool 4% 6/1/2043	254,840	248,093
Freddie Mac Gold Pool 4% 6/1/2043	156,304	150,925
Freddie Mac Gold Pool 4% 6/1/2045	35,409	34,091
Freddie Mac Gold Pool 4% 6/1/2047	5,734,055	5,480,752
Freddie Mac Gold Pool 4% 6/1/2047	1,666,600	1,590,373
Freddie Mac Gold Pool 4% 6/1/2052	36,718	34,867
Freddie Mac Gold Pool 4% 7/1/2041	1,998	1,941
Freddie Mac Gold Pool 4% 7/1/2042	1,533,047	1,486,744
Freddie Mac Gold Pool 4% 7/1/2043	587,839	567,923
Freddie Mac Gold Pool 4% 7/1/2043	532,038	515,977
Freddie Mac Gold Pool 4% 7/1/2043	255,405	247,645
Freddie Mac Gold Pool 4% 7/1/2043	190,792	184,120
Freddie Mac Gold Pool 4% 7/1/2043	165,302	159,549
Freddie Mac Gold Pool 4% 7/1/2043	143,372	138,334
Freddie Mac Gold Pool 4% 7/1/2043	56,198	54,247
Freddie Mac Gold Pool 4% 7/1/2044	1,415,532	1,378,811
Freddie Mac Gold Pool 4% 7/1/2045	100,664	96,874
Freddie Mac Gold Pool 4% 7/1/2048	4,671,186	4,473,594
Freddie Mac Gold Pool 4% 7/1/2052	57,017	54,144
Freddie Mac Gold Pool 4% 8/1/2038	108,750	106,115
Freddie Mac Gold Pool 4% 8/1/2038	76,842	74,980
Freddie Mac Gold Pool 4% 8/1/2043	277,821	268,352
Freddie Mac Gold Pool 4% 8/1/2043	220,982	215,070
Freddie Mac Gold Pool 4% 8/1/2043	191,850	186,712
Freddie Mac Gold Pool 4% 8/1/2043	51,045	49,254
Freddie Mac Gold Pool 4% 8/1/2044	67,256	65,288
Freddie Mac Gold Pool 4% 8/1/2044	66,606	64,225
Freddie Mac Gold Pool 4% 8/1/2052	35,446	33,659
Freddie Mac Gold Pool 4% 9/1/2041	369,242	359,472
Freddie Mac Gold Pool 4% 9/1/2041	131,785	128,271
Freddie Mac Gold Pool 4% 9/1/2041	120,023	116,618
Freddie Mac Gold Pool 4% 9/1/2041	74,197	72,408
Freddie Mac Gold Pool 4% 9/1/2042	1,805,273	1,753,382
Freddie Mac Gold Pool 4% 9/1/2042	336,497	328,095
Freddie Mac Gold Pool 4% 9/1/2043	450,621	436,483
Freddie Mac Gold Pool 4% 9/1/2043	404,807	391,892
Freddie Mac Gold Pool 4% 9/1/2043	386,701	374,656
Freddie Mac Gold Pool 4% 9/1/2043	340,024	328,366
Freddie Mac Gold Pool 4% 9/1/2043	329,013	317,430
Freddie Mac Gold Pool 4% 9/1/2043	233,474	226,170
Freddie Mac Gold Pool 4% 9/1/2043	120,668	116,341
Freddie Mac Gold Pool 4% 9/1/2043	52,317	50,840
Freddie Mac Gold Pool 4% 9/1/2044	24,165	23,321
Freddie Mac Gold Pool 4% 9/1/2051	75,952	72,202
Freddie Mac Gold Pool 4.5% 1/1/2040	8,769	8,775
Freddie Mac Gold Pool 4.5% 1/1/2041	112,473	112,510
Freddie Mac Gold Pool 4.5% 1/1/2041	75,153	75,221
Freddie Mac Gold Pool 4.5% 1/1/2041	42,156	42,166
Freddie Mac Gold Pool 4.5% 1/1/2041	2,402	2,403
Freddie Mac Gold Pool 4.5% 1/1/2042	259,000	259,030
Freddie Mac Gold Pool 4.5% 1/1/2045	9,426	9,335
Freddie Mac Gold Pool 4.5% 1/1/2047	202,057	198,702
Freddie Mac Gold Pool 4.5% 10/1/2035	1,863	1,867
Freddie Mac Gold Pool 4.5% 10/1/2039	279,012	279,196
Freddie Mac Gold Pool 4.5% 10/1/2039	57,408	57,429
Freddie Mac Gold Pool 4.5% 10/1/2039	4,871	4,874
Freddie Mac Gold Pool 4.5% 10/1/2039	3,153	3,154
Freddie Mac Gold Pool 4.5% 10/1/2040	340,478	340,505
Freddie Mac Gold Pool 4.5% 10/1/2040	189,305	189,191
Freddie Mac Gold Pool 4.5% 10/1/2041	904,804	904,586
Freddie Mac Gold Pool 4.5% 10/1/2043	13,859	13,798
Freddie Mac Gold Pool 4.5% 10/1/2047	245,240	240,554
Freddie Mac Gold Pool 4.5% 10/1/2048	530,343	519,050
Freddie Mac Gold Pool 4.5% 10/1/2048	400,946	394,663
Freddie Mac Gold Pool 4.5% 11/1/2031	1,886	1,885
Freddie Mac Gold Pool 4.5% 11/1/2039	5,697	5,702
Freddie Mac Gold Pool 4.5% 11/1/2039	2,167	2,169
Freddie Mac Gold Pool 4.5% 11/1/2040	28,551	28,555
Freddie Mac Gold Pool 4.5% 11/1/2040	15,833	15,836
Freddie Mac Gold Pool 4.5% 11/1/2043	1,094,762	1,090,723
Freddie Mac Gold Pool 4.5% 11/1/2044	72,645	71,938
Freddie Mac Gold Pool 4.5% 11/1/2044	2,872	2,849
Freddie Mac Gold Pool 4.5% 11/1/2047	624,338	610,224
Freddie Mac Gold Pool 4.5% 12/1/2039	2,722	2,724
Freddie Mac Gold Pool 4.5% 12/1/2039	1,860	1,860
Freddie Mac Gold Pool 4.5% 12/1/2039	690	691
Freddie Mac Gold Pool 4.5% 12/1/2040	92,713	92,653
Freddie Mac Gold Pool 4.5% 12/1/2040	54,072	54,035
Freddie Mac Gold Pool 4.5% 12/1/2040	6,675	6,673
Freddie Mac Gold Pool 4.5% 12/1/2044	16,480	16,320
Freddie Mac Gold Pool 4.5% 12/1/2044	2,942	2,919
Freddie Mac Gold Pool 4.5% 12/1/2045	469,701	470,061
Freddie Mac Gold Pool 4.5% 12/1/2046	204,323	200,930
Freddie Mac Gold Pool 4.5% 12/1/2048	3,271,333	3,203,719
Freddie Mac Gold Pool 4.5% 12/1/2052	7,372,100	7,122,963
Freddie Mac Gold Pool 4.5% 2/1/2037	626	628
Freddie Mac Gold Pool 4.5% 2/1/2040	23,787	23,805
Freddie Mac Gold Pool 4.5% 2/1/2041	544,835	544,970
Freddie Mac Gold Pool 4.5% 2/1/2041	147,168	147,034
Freddie Mac Gold Pool 4.5% 2/1/2041	145,908	145,743
Freddie Mac Gold Pool 4.5% 2/1/2041	141,862	141,864
Freddie Mac Gold Pool 4.5% 2/1/2041	138,843	138,861
Freddie Mac Gold Pool 4.5% 2/1/2041	110,135	110,178
Freddie Mac Gold Pool 4.5% 2/1/2041	87,096	87,158
Freddie Mac Gold Pool 4.5% 2/1/2041	66,445	66,461
Freddie Mac Gold Pool 4.5% 2/1/2041	63,446	63,397
Freddie Mac Gold Pool 4.5% 2/1/2044	93,125	92,817
Freddie Mac Gold Pool 4.5% 2/1/2047	990,651	974,200
Freddie Mac Gold Pool 4.5% 2/1/2047	365,379	358,855
Freddie Mac Gold Pool 4.5% 3/1/2041	585,009	585,080
Freddie Mac Gold Pool 4.5% 3/1/2041	135,967	135,983
Freddie Mac Gold Pool 4.5% 3/1/2041	103,604	103,608
Freddie Mac Gold Pool 4.5% 3/1/2041	84,552	84,549
Freddie Mac Gold Pool 4.5% 3/1/2041	27,890	27,893
Freddie Mac Gold Pool 4.5% 3/1/2041	10,114	10,117
Freddie Mac Gold Pool 4.5% 3/1/2042	13,717	13,721
Freddie Mac Gold Pool 4.5% 3/1/2044	76,343	76,011
Freddie Mac Gold Pool 4.5% 3/1/2047	287,487	282,353
Freddie Mac Gold Pool 4.5% 4/1/2041	197,081	196,844
Freddie Mac Gold Pool 4.5% 4/1/2041	187,509	187,419
Freddie Mac Gold Pool 4.5% 4/1/2041	130,766	130,763
Freddie Mac Gold Pool 4.5% 4/1/2041	19,835	19,810
Freddie Mac Gold Pool 4.5% 4/1/2041	7,669	7,670
Freddie Mac Gold Pool 4.5% 5/1/2035	4,245	4,255
Freddie Mac Gold Pool 4.5% 5/1/2039	480,391	480,884
Freddie Mac Gold Pool 4.5% 5/1/2039	80,210	80,278
Freddie Mac Gold Pool 4.5% 5/1/2039	60,227	60,320
Freddie Mac Gold Pool 4.5% 5/1/2039	2,248	2,250
Freddie Mac Gold Pool 4.5% 5/1/2040	18,755	18,763
Freddie Mac Gold Pool 4.5% 5/1/2040	9,139	9,153
Freddie Mac Gold Pool 4.5% 5/1/2041	210,665	210,524
Freddie Mac Gold Pool 4.5% 5/1/2041	207,279	207,020
Freddie Mac Gold Pool 4.5% 5/1/2041	81,081	81,081
Freddie Mac Gold Pool 4.5% 5/1/2045	81,297	80,379
Freddie Mac Gold Pool 4.5% 5/1/2047	2,420,609	2,379,655
Freddie Mac Gold Pool 4.5% 5/1/2047	1,868,713	1,837,681
Freddie Mac Gold Pool 4.5% 5/1/2047	809,724	796,277
Freddie Mac Gold Pool 4.5% 6/1/2038	5,251	5,264
Freddie Mac Gold Pool 4.5% 6/1/2039	1,854	1,855
Freddie Mac Gold Pool 4.5% 6/1/2040	39,611	39,630
Freddie Mac Gold Pool 4.5% 6/1/2040	987	988
Freddie Mac Gold Pool 4.5% 6/1/2041	224,311	224,436
Freddie Mac Gold Pool 4.5% 6/1/2041	155,255	155,127
Freddie Mac Gold Pool 4.5% 6/1/2041	136,734	136,818
Freddie Mac Gold Pool 4.5% 6/1/2041	96,715	96,628
Freddie Mac Gold Pool 4.5% 6/1/2041	64,381	64,483
Freddie Mac Gold Pool 4.5% 6/1/2041	61,877	61,848
Freddie Mac Gold Pool 4.5% 6/1/2041	15,886	15,877
Freddie Mac Gold Pool 4.5% 6/1/2047	3,675,319	3,607,394
Freddie Mac Gold Pool 4.5% 6/1/2047	3,513,296	3,453,856
Freddie Mac Gold Pool 4.5% 6/1/2047	798,481	786,968
Freddie Mac Gold Pool 4.5% 7/1/2040	257,101	257,259
Freddie Mac Gold Pool 4.5% 7/1/2040	113,154	113,115
Freddie Mac Gold Pool 4.5% 7/1/2040	100,826	100,850
Freddie Mac Gold Pool 4.5% 7/1/2040	4,705	4,706
Freddie Mac Gold Pool 4.5% 7/1/2041	11,569	11,569
Freddie Mac Gold Pool 4.5% 7/1/2044	21,616	21,439
Freddie Mac Gold Pool 4.5% 7/1/2047	1,459,680	1,440,002
Freddie Mac Gold Pool 4.5% 7/1/2047	1,430,481	1,406,280
Freddie Mac Gold Pool 4.5% 7/1/2047	644,204	634,915
Freddie Mac Gold Pool 4.5% 7/1/2047	258,294	253,521
Freddie Mac Gold Pool 4.5% 8/1/2033	28,535	28,612
Freddie Mac Gold Pool 4.5% 8/1/2035	770	772
Freddie Mac Gold Pool 4.5% 8/1/2035	566	567
Freddie Mac Gold Pool 4.5% 8/1/2039	3,625	3,626
Freddie Mac Gold Pool 4.5% 8/1/2040	55,513	55,517
Freddie Mac Gold Pool 4.5% 8/1/2040	30,791	30,798
Freddie Mac Gold Pool 4.5% 8/1/2040	14,234	14,236
Freddie Mac Gold Pool 4.5% 8/1/2040	8,997	9,000
Freddie Mac Gold Pool 4.5% 8/1/2041	643,579	643,536
Freddie Mac Gold Pool 4.5% 8/1/2041	90,524	90,437
Freddie Mac Gold Pool 4.5% 8/1/2041	68,687	68,708
Freddie Mac Gold Pool 4.5% 8/1/2041	16,581	16,582
Freddie Mac Gold Pool 4.5% 8/1/2041	2,000	2,000
Freddie Mac Gold Pool 4.5% 8/1/2041	818	818
Freddie Mac Gold Pool 4.5% 9/1/2039	373,998	374,672
Freddie Mac Gold Pool 4.5% 9/1/2039	25,597	25,616
Freddie Mac Gold Pool 4.5% 9/1/2039	5,154	5,158
Freddie Mac Gold Pool 4.5% 9/1/2039	1,273	1,275
Freddie Mac Gold Pool 4.5% 9/1/2039	598	599
Freddie Mac Gold Pool 4.5% 9/1/2040	915,462	915,667
Freddie Mac Gold Pool 4.5% 9/1/2041	3,169,506	3,171,142
Freddie Mac Gold Pool 4.5% 9/1/2041	894,336	894,374
Freddie Mac Gold Pool 4.5% 9/1/2041	665,717	665,596
Freddie Mac Gold Pool 4.5% 9/1/2041	89,889	89,907
Freddie Mac Gold Pool 4.5% 9/1/2041	17,733	17,734
Freddie Mac Gold Pool 4.5% 9/1/2043	15,003	14,974
Freddie Mac Gold Pool 5% 1/1/2035	657,205	666,639
Freddie Mac Gold Pool 5% 1/1/2037	30,773	31,259
Freddie Mac Gold Pool 5% 1/1/2040	292,213	297,071
Freddie Mac Gold Pool 5% 1/1/2041	6,333	6,441
Freddie Mac Gold Pool 5% 1/1/2053	7,898,374	7,875,270
Freddie Mac Gold Pool 5% 10/1/2033	77,407	78,531
Freddie Mac Gold Pool 5% 10/1/2033	53,873	54,632
Freddie Mac Gold Pool 5% 10/1/2033	2,497	2,532
Freddie Mac Gold Pool 5% 10/1/2033	826	837
Freddie Mac Gold Pool 5% 10/1/2052	7,754,514	7,746,370
Freddie Mac Gold Pool 5% 11/1/2033	36,882	37,391
Freddie Mac Gold Pool 5% 11/1/2034	261	263
Freddie Mac Gold Pool 5% 11/1/2035	44,051	44,746
Freddie Mac Gold Pool 5% 11/1/2037	3,517	3,573
Freddie Mac Gold Pool 5% 11/1/2040	17,631	17,923
Freddie Mac Gold Pool 5% 11/1/2052	17,460,339	17,436,546
Freddie Mac Gold Pool 5% 11/1/2052	3,444,472	3,448,389
Freddie Mac Gold Pool 5% 12/1/2033	51,254	52,012
Freddie Mac Gold Pool 5% 12/1/2033	30,034	30,470
Freddie Mac Gold Pool 5% 12/1/2033	9,680	9,813
Freddie Mac Gold Pool 5% 12/1/2034	14,989	15,212
Freddie Mac Gold Pool 5% 12/1/2034	4,737	4,811
Freddie Mac Gold Pool 5% 12/1/2034	3,190	3,240
Freddie Mac Gold Pool 5% 12/1/2035	119,182	121,094
Freddie Mac Gold Pool 5% 12/1/2052	8,159,301	8,148,182
Freddie Mac Gold Pool 5% 12/1/2052	2,334,485	2,328,385
Freddie Mac Gold Pool 5% 12/1/2052	2,111,201	2,108,324
Freddie Mac Gold Pool 5% 12/1/2052	1,936,458	1,931,399
Freddie Mac Gold Pool 5% 2/1/2035	70,905	71,826
Freddie Mac Gold Pool 5% 2/1/2040	63,743	64,826
Freddie Mac Gold Pool 5% 2/1/2041	44,379	45,136
Freddie Mac Gold Pool 5% 2/1/2041	14,215	14,457
Freddie Mac Gold Pool 5% 3/1/2041	29,312	29,809
Freddie Mac Gold Pool 5% 3/1/2041	28,898	29,390
Freddie Mac Gold Pool 5% 3/1/2041	4,042	4,062
Freddie Mac Gold Pool 5% 4/1/2034	25,005	25,375
Freddie Mac Gold Pool 5% 4/1/2035	177,329	179,906
Freddie Mac Gold Pool 5% 4/1/2035	63,381	64,374
Freddie Mac Gold Pool 5% 4/1/2035	45,786	46,497
Freddie Mac Gold Pool 5% 4/1/2036	375,462	381,355
Freddie Mac Gold Pool 5% 4/1/2038	30,284	30,775
Freddie Mac Gold Pool 5% 4/1/2040	399,746	406,511
Freddie Mac Gold Pool 5% 4/1/2041	10,646	10,826
Freddie Mac Gold Pool 5% 5/1/2034	30,185	30,620
Freddie Mac Gold Pool 5% 5/1/2034	14,990	15,206
Freddie Mac Gold Pool 5% 5/1/2034	10,995	11,164
Freddie Mac Gold Pool 5% 5/1/2034	2,403	2,435
Freddie Mac Gold Pool 5% 5/1/2035	172,869	175,551
Freddie Mac Gold Pool 5% 5/1/2035	6,159	6,248
Freddie Mac Gold Pool 5% 5/1/2040	56,422	57,360
Freddie Mac Gold Pool 5% 5/1/2041	25,761	26,198
Freddie Mac Gold Pool 5% 5/1/2052	297,933	298,831
Freddie Mac Gold Pool 5% 6/1/2035	31,910	32,389
Freddie Mac Gold Pool 5% 6/1/2035	14,018	14,237
Freddie Mac Gold Pool 5% 6/1/2038	9,861	10,025
Freddie Mac Gold Pool 5% 6/1/2038	9,223	9,375
Freddie Mac Gold Pool 5% 6/1/2040	255,381	259,678
Freddie Mac Gold Pool 5% 6/1/2040	203,665	207,099
Freddie Mac Gold Pool 5% 6/1/2041	4,371,568	4,445,909
Freddie Mac Gold Pool 5% 6/1/2041	31,959	32,497
Freddie Mac Gold Pool 5% 6/1/2052	3,904,252	3,911,133
Freddie Mac Gold Pool 5% 6/1/2052	932,747	935,557
Freddie Mac Gold Pool 5% 6/1/2053	5,715,797	5,772,311
Freddie Mac Gold Pool 5% 7/1/2033	1,906	1,908
Freddie Mac Gold Pool 5% 7/1/2034	415	421
Freddie Mac Gold Pool 5% 7/1/2035	1,119,930	1,136,834
Freddie Mac Gold Pool 5% 7/1/2035	156,839	159,314
Freddie Mac Gold Pool 5% 7/1/2035	7,742	7,865
Freddie Mac Gold Pool 5% 7/1/2035	5,732	5,823
Freddie Mac Gold Pool 5% 7/1/2035	2,428	2,468
Freddie Mac Gold Pool 5% 7/1/2035	2,106	2,140
Freddie Mac Gold Pool 5% 7/1/2035	1,756	1,784
Freddie Mac Gold Pool 5% 7/1/2035	856	869
Freddie Mac Gold Pool 5% 7/1/2040	47,496	48,274
Freddie Mac Gold Pool 5% 7/1/2040	3,004	3,054
Freddie Mac Gold Pool 5% 7/1/2041	26,573	27,024
Freddie Mac Gold Pool 5% 7/1/2041	21,386	21,736
Freddie Mac Gold Pool 5% 7/1/2041	20,167	20,510
Freddie Mac Gold Pool 5% 7/1/2041	19,826	20,161
Freddie Mac Gold Pool 5% 7/1/2041	13,276	13,502
Freddie Mac Gold Pool 5% 7/1/2041	13,158	13,324
Freddie Mac Gold Pool 5% 7/1/2041	7,586	7,704
Freddie Mac Gold Pool 5% 8/1/2033	20,476	20,772
Freddie Mac Gold Pool 5% 8/1/2033	6,084	6,169
Freddie Mac Gold Pool 5% 8/1/2034	272,785	276,795
Freddie Mac Gold Pool 5% 8/1/2035	22,476	22,803
Freddie Mac Gold Pool 5% 8/1/2035	2,850	2,895
Freddie Mac Gold Pool 5% 8/1/2036	21,967	22,321
Freddie Mac Gold Pool 5% 8/1/2036	6,348	6,451
Freddie Mac Gold Pool 5% 8/1/2040	209,700	213,159
Freddie Mac Gold Pool 5% 8/1/2040	11,236	11,419
Freddie Mac Gold Pool 5% 9/1/2033	64,062	64,964
Freddie Mac Gold Pool 5% 9/1/2035	146,125	148,473
Freddie Mac Gold Pool 5% 9/1/2035	6,527	6,627
Freddie Mac Gold Pool 5% 9/1/2035	706	717
Freddie Mac Gold Pool 5% 9/1/2052	1,270,380	1,261,106
Freddie Mac Gold Pool 5.5% 1/1/2055	18,205,862	18,601,632
Freddie Mac Gold Pool 5.5% 2/1/2054	1,255,245	1,267,234
Freddie Mac Gold Pool 5.5% 3/1/2053 (o)(p)	26,921,211	27,498,028
Freddie Mac Gold Pool 5.5% 5/1/2053	10,657,121	10,822,184
Freddie Mac Gold Pool 5.5% 5/1/2055	389,773	392,156
Freddie Mac Gold Pool 5.5% 6/1/2055	2,264,370	2,284,582
Freddie Mac Gold Pool 5.5% 9/1/2052	17,995,313	18,285,282
Freddie Mac Gold Pool 6% 1/1/2029	1,801	1,841
Freddie Mac Gold Pool 6% 1/1/2029	886	906
Freddie Mac Gold Pool 6% 1/1/2029	184	188
Freddie Mac Gold Pool 6% 1/1/2032	15,490	16,066
Freddie Mac Gold Pool 6% 1/1/2032	9,627	9,985
Freddie Mac Gold Pool 6% 10/1/2032	7,889	8,205
Freddie Mac Gold Pool 6% 10/1/2034	3,810	3,940
Freddie Mac Gold Pool 6% 11/1/2028	212	217
Freddie Mac Gold Pool 6% 11/1/2029	751	768
Freddie Mac Gold Pool 6% 11/1/2031	10,463	10,858
Freddie Mac Gold Pool 6% 11/1/2032	6,192	6,428
Freddie Mac Gold Pool 6% 11/1/2052	1,456,571	1,495,828
Freddie Mac Gold Pool 6% 11/1/2053	3,821,499	3,938,828
Freddie Mac Gold Pool 6% 12/1/2032	4,244	4,412
Freddie Mac Gold Pool 6% 12/1/2037	230,860	244,722
Freddie Mac Gold Pool 6% 12/1/2037	59,379	62,786
Freddie Mac Gold Pool 6% 12/1/2052	1,728,949	1,789,596
Freddie Mac Gold Pool 6% 2/1/2029	511	522
Freddie Mac Gold Pool 6% 2/1/2029	318	325
Freddie Mac Gold Pool 6% 2/1/2029	238	244
Freddie Mac Gold Pool 6% 2/1/2029	186	190
Freddie Mac Gold Pool 6% 2/1/2029	163	167
Freddie Mac Gold Pool 6% 2/1/2029	9	8
Freddie Mac Gold Pool 6% 2/1/2055	4,895,030	5,085,091
Freddie Mac Gold Pool 6% 3/1/2029	1,147	1,173
Freddie Mac Gold Pool 6% 3/1/2029	654	668
Freddie Mac Gold Pool 6% 3/1/2029	206	211
Freddie Mac Gold Pool 6% 3/1/2029	169	172
Freddie Mac Gold Pool 6% 3/1/2053	8,028,345	8,335,047
Freddie Mac Gold Pool 6% 4/1/2029	191	191
Freddie Mac Gold Pool 6% 4/1/2029	75	77
Freddie Mac Gold Pool 6% 4/1/2031	7,955	8,224
Freddie Mac Gold Pool 6% 4/1/2032	5,004	5,195
Freddie Mac Gold Pool 6% 4/1/2033	27,674	28,768
Freddie Mac Gold Pool 6% 4/1/2054	9,538,897	9,891,381
Freddie Mac Gold Pool 6% 5/1/2029	1,581	1,615
Freddie Mac Gold Pool 6% 5/1/2029	299	306
Freddie Mac Gold Pool 6% 5/1/2033	199,080	205,909
Freddie Mac Gold Pool 6% 5/1/2054	13,524,909	14,045,818
Freddie Mac Gold Pool 6% 6/1/2029	3,459	3,535
Freddie Mac Gold Pool 6% 6/1/2029	649	663
Freddie Mac Gold Pool 6% 6/1/2029	321	328
Freddie Mac Gold Pool 6% 6/1/2029	189	194
Freddie Mac Gold Pool 6% 6/1/2029	70	72
Freddie Mac Gold Pool 6% 6/1/2031	2,697	2,795
Freddie Mac Gold Pool 6% 7/1/2028	85	87
Freddie Mac Gold Pool 6% 7/1/2029	1,169	1,195
Freddie Mac Gold Pool 6% 7/1/2029	725	741
Freddie Mac Gold Pool 6% 7/1/2029	518	530
Freddie Mac Gold Pool 6% 7/1/2029	494	505
Freddie Mac Gold Pool 6% 7/1/2029	412	422
Freddie Mac Gold Pool 6% 7/1/2029	355	363
Freddie Mac Gold Pool 6% 7/1/2029	131	134
Freddie Mac Gold Pool 6% 7/1/2029	107	109
Freddie Mac Gold Pool 6% 7/1/2029	57	59
Freddie Mac Gold Pool 6% 7/1/2032	20,465	21,198
Freddie Mac Gold Pool 6% 7/1/2033	26,727	27,869
Freddie Mac Gold Pool 6% 7/1/2037	13,735	14,527
Freddie Mac Gold Pool 6% 7/1/2039	33,571,984	34,663,087
Freddie Mac Gold Pool 6% 8/1/2029	91	93
Freddie Mac Gold Pool 6% 8/1/2037	110,621	116,730
Freddie Mac Gold Pool 6% 8/1/2054	47,118	48,241
Freddie Mac Gold Pool 6% 8/1/2055	22,000,000	22,849,044
Freddie Mac Gold Pool 6% 9/1/2033	162,136	168,924
Freddie Mac Gold Pool 6% 9/1/2036	16,712	17,643
Freddie Mac Gold Pool 6% 9/1/2054	5,534,706	5,753,063
Freddie Mac Gold Pool 6% 9/1/2054	1,828,799	1,890,091
Freddie Mac Gold Pool 6.5% 1/1/2032	66,233	69,135
Freddie Mac Gold Pool 6.5% 1/1/2054	18,031,256	18,906,506
Freddie Mac Gold Pool 6.5% 1/1/2054	6,405,887	6,732,949
Freddie Mac Gold Pool 6.5% 10/1/2032	63,145	66,204
Freddie Mac Gold Pool 6.5% 10/1/2053	5,137,496	5,385,670
Freddie Mac Gold Pool 6.5% 10/1/2053	5,116,622	5,360,590
Freddie Mac Gold Pool 6.5% 12/1/2053	2,452,796	2,578,716
Freddie Mac Gold Pool 6.5% 2/1/2037	6,192	6,562
Freddie Mac Gold Pool 6.5% 3/1/2032	687	718
Freddie Mac Gold Pool 6.5% 3/1/2032	495	520
Freddie Mac Gold Pool 6.5% 3/1/2036	310,874	324,992
Freddie Mac Gold Pool 6.5% 3/1/2037	6,308	6,749
Freddie Mac Gold Pool 6.5% 4/1/2032	6,201	6,483
Freddie Mac Gold Pool 6.5% 4/1/2032	338	354
Freddie Mac Gold Pool 6.5% 5/1/2031	777	812
Freddie Mac Gold Pool 6.5% 5/1/2033	8,924	9,249
Freddie Mac Gold Pool 6.5% 6/1/2054	16,755,702	17,638,416
Freddie Mac Gold Pool 6.5% 6/1/2054	3,527,528	3,721,080
Freddie Mac Gold Pool 6.5% 7/1/2032	1,548	1,620
Freddie Mac Gold Pool 6.5% 8/1/2032	23,318	24,389
Freddie Mac Gold Pool 6.5% 8/1/2032	15,768	16,524
Freddie Mac Gold Pool 6.5% 8/1/2032	15,151	15,869
Freddie Mac Gold Pool 6.5% 9/1/2039	672,371	719,798
Freddie Mac Gold Pool 6.5% 9/1/2053	5,434,681	5,720,988
Freddie Mac Gold Pool 6.5% 9/1/2053	5,188,142	5,435,520
Freddie Mac Gold Pool 6.5% 9/1/2054	4,191,737	4,423,043
Freddie Mac Gold Pool 7% 1/1/2036	32,338	34,195
Freddie Mac Gold Pool 7% 11/1/2026	1,044	1,054
Freddie Mac Gold Pool 7% 11/1/2034	52,786	55,803
Freddie Mac Gold Pool 7% 11/1/2034	47,651	50,682
Freddie Mac Gold Pool 7% 12/1/2026	4,421	4,460
Freddie Mac Gold Pool 7% 3/1/2026	1,068	1,068
Freddie Mac Gold Pool 7% 4/1/2032	19,243	20,233
Freddie Mac Gold Pool 7% 4/1/2032	8,806	9,332
Freddie Mac Gold Pool 7% 7/1/2026	511	511
Freddie Mac Gold Pool 7% 7/1/2029	85,289	89,676
Freddie Mac Gold Pool 7% 8/1/2026	5,350	5,379
Freddie Mac Gold Pool 7% 8/1/2034	1,547	1,662
Freddie Mac Gold Pool 7% 9/1/2026	7,117	7,168
Freddie Mac Gold Pool 7% 9/1/2035	136,102	144,321
Freddie Mac Gold Pool 7.5% 1/1/2027	177	179
Freddie Mac Gold Pool 7.5% 11/1/2029	295	308
Freddie Mac Gold Pool 7.5% 11/1/2029	59	61
Freddie Mac Gold Pool 7.5% 11/1/2030	717	759
Freddie Mac Gold Pool 7.5% 11/1/2030	33	35
Freddie Mac Gold Pool 7.5% 11/1/2031	854	912
Freddie Mac Gold Pool 7.5% 2/1/2032	24,068	25,635
Freddie Mac Gold Pool 7.5% 5/1/2031	858	901
Freddie Mac Gold Pool 7.5% 6/1/2027	81	82
Freddie Mac Gold Pool 7.5% 7/1/2027	4	3
Freddie Mac Gold Pool 7.5% 7/1/2034	9,668	10,092
Freddie Mac Gold Pool 7.5% 8/1/2030	211	222
Freddie Mac Gold Pool 7.5% 9/1/2030	950	1,004
Freddie Mac Gold Pool 7.5% 9/1/2030	64	68
Freddie Mac Gold Pool 7.5% 9/1/2031	661	700
Freddie Mac Gold Pool 8% 11/1/2031	2,213	2,329
Freddie Mac Gold Pool 8% 2/1/2030	221	231
Freddie Mac Gold Pool 8% 4/1/2032	302	317
Freddie Mac Gold Pool 8% 7/1/2030	2,208	2,331
Freddie Mac Gold Pool 8% 8/1/2030	5,075	5,301
Freddie Mac Gold Pool 8% 8/1/2030	177	187
Freddie Mac Gold Pool 8% 8/1/2030	61	64
Freddie Mac Gold Pool 8% 9/1/2030	150	158
Freddie Mac Gold Pool 8.5% 1/1/2028	27	27
Freddie Mac Gold Pool 8.5% 11/1/2026	8	7
Freddie Mac Gold Pool 8.5% 12/1/2027	46	47
Freddie Mac Gold Pool 8.5% 2/1/2027	713	720
Freddie Mac Gold Pool 8.5% 5/1/2027	76	77
Freddie Mac Gold Pool 8.5% 5/1/2027	23	22
Freddie Mac Gold Pool 8.5% 8/1/2026	123	124
Freddie Mac Gold Pool 8.5% 8/1/2027	1,929	1,964
Freddie Mac Gold Pool 8.5% 8/1/2027	689	705
Freddie Mac Gold Pool 8.5% 8/1/2027	98	100
Freddie Mac Gold Pool 8.5% 8/1/2027	40	40
Freddie Mac Gold Pool 8.5% 9/1/2026	43	43
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	9,925,386	10,001,574
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,520,412	6,753,715
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	19,707,958	20,388,482
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,298,039	3,475,134
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,000,708	3,162,775
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	950,025	1,006,457
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	13,170,548	13,899,374
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	26,808	27,240
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	140,049	142,486
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	89,519	91,811
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	199,176	206,792
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(c)	884,472	916,785
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	199,589	206,885
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	58,082	60,083
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	19,041	19,862
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	146,114	151,649
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	75,261	78,418
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	260,464	271,677
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	182,913	190,801
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	270,763	282,440
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	94,155	97,845
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	4,437	4,562
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	47,338	49,380
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	1,356	1,383
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	41,852	43,329
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	2,164	2,241
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	74,365	77,533
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	85,882	87,217
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(c)	1,593	1,625
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	115,128	117,132
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(c)	253,985	258,965
Freddie Mac Non Gold Pool 4% 9/1/2040	32,574	31,791
Freddie Mac Non Gold Pool 4.5% 9/1/2040	865	864
Freddie Mac Non Gold Pool 5% 8/1/2053	10,050,775	9,989,966
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,787,698	11,885,549
Freddie Mac Non Gold Pool 5.5% 5/1/2053	37,758,846	38,485,273
Freddie Mac Non Gold Pool 5.5% 6/1/2053	18,740,683	19,071,946
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,559,150	7,690,404
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,790,737	3,861,296
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	34,204	34,334
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.303% 4/1/2035 (b)(c)	35,330	35,947
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	57,427	58,426
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	65,911	67,411
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	48,351	49,712
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	1,588	1,657
Freddie Mac Non Gold Pool 6% 11/1/2054	8,315,263	8,609,538
Freddie Mac Non Gold Pool 6% 6/1/2053	6,382,673	6,592,598
Freddie Mac Non Gold Pool 6% 6/1/2053	6,327,826	6,547,812
Freddie Mac Non Gold Pool 6% 6/1/2053	5,286,232	5,466,703
Freddie Mac Non Gold Pool 6% 7/1/2053	6,656,108	6,887,507
Freddie Mac Non Gold Pool 6% 7/1/2053	5,854,084	6,053,942
Freddie Mac Non Gold Pool 6% 9/1/2053	7,678,892	7,914,652
Ginnie Mae I Pool 2.5% 1/20/2052	8,907,847	7,523,369
Ginnie Mae I Pool 2.5% 12/20/2051	13,918,034	11,754,862
Ginnie Mae I Pool 2.5% 12/20/2051	9,157,190	7,733,958
Ginnie Mae I Pool 2.5% 12/20/2051	7,354,407	6,211,368
Ginnie Mae I Pool 2.5% 8/20/2051	51,564,619	43,550,329
Ginnie Mae I Pool 2.5% 8/20/2051	13,430,105	11,342,768
Ginnie Mae I Pool 2.5% 8/20/2051	7,742,917	6,539,495
Ginnie Mae I Pool 2.5% 9/20/2051	22,839,067	19,289,368
Ginnie Mae I Pool 2.5% 9/20/2051	13,234,015	11,177,155
Ginnie Mae I Pool 3% 1/15/2045	54,423	49,019
Ginnie Mae I Pool 3% 1/15/2045	42,948	38,698
Ginnie Mae I Pool 3% 1/15/2045	38,461	34,750
Ginnie Mae I Pool 3% 1/15/2045	33,658	30,281
Ginnie Mae I Pool 3% 1/15/2045	15,196	13,666
Ginnie Mae I Pool 3% 12/15/2042	1,283,171	1,167,290
Ginnie Mae I Pool 3% 12/20/2042	3,918,850	3,600,913
Ginnie Mae I Pool 3% 2/15/2045	388,097	349,288
Ginnie Mae I Pool 3% 2/15/2045	158,736	143,028
Ginnie Mae I Pool 3% 2/15/2045	72,629	65,416
Ginnie Mae I Pool 3% 2/15/2045	55,609	50,144
Ginnie Mae I Pool 3% 2/15/2045	36,414	32,773
Ginnie Mae I Pool 3% 2/20/2050	3,285,836	2,910,279
Ginnie Mae I Pool 3% 3/15/2045	307,617	276,749
Ginnie Mae I Pool 3% 3/15/2045	193,571	173,949
Ginnie Mae I Pool 3% 3/15/2045	178,464	161,179
Ginnie Mae I Pool 3% 3/15/2045	149,713	134,742
Ginnie Mae I Pool 3% 3/15/2045	136,959	123,841
Ginnie Mae I Pool 3% 3/15/2045	91,926	82,766
Ginnie Mae I Pool 3% 3/15/2045	79,574	71,644
Ginnie Mae I Pool 3% 3/15/2045	58,485	52,576
Ginnie Mae I Pool 3% 3/15/2045	52,132	47,009
Ginnie Mae I Pool 3% 3/15/2045	50,982	46,135
Ginnie Mae I Pool 3% 3/15/2045	35,418	32,381
Ginnie Mae I Pool 3% 3/15/2045	29,777	26,729
Ginnie Mae I Pool 3% 3/15/2045	24,715	22,410
Ginnie Mae I Pool 3% 3/15/2045	14,994	13,485
Ginnie Mae I Pool 3% 3/20/2043	2,553,500	2,347,463
Ginnie Mae I Pool 3% 3/20/2043	1,054,278	969,968
Ginnie Mae I Pool 3% 4/15/2042	18,131	16,611
Ginnie Mae I Pool 3% 4/15/2043	150,785	136,668
Ginnie Mae I Pool 3% 4/15/2043	128,255	116,865
Ginnie Mae I Pool 3% 4/15/2043	14,926	13,612
Ginnie Mae I Pool 3% 4/15/2043	14,228	13,138
Ginnie Mae I Pool 3% 4/15/2045	30,565	27,498
Ginnie Mae I Pool 3% 4/15/2045	22,539	20,224
Ginnie Mae I Pool 3% 5/15/2042	13,625	12,457
Ginnie Mae I Pool 3% 5/15/2043	747,860	677,300
Ginnie Mae I Pool 3% 5/15/2043	705,917	643,761
Ginnie Mae I Pool 3% 5/15/2043	268,532	246,236
Ginnie Mae I Pool 3% 5/15/2043	246,002	223,150
Ginnie Mae I Pool 3% 5/15/2043	146,343	131,468
Ginnie Mae I Pool 3% 5/15/2043	115,004	104,576
Ginnie Mae I Pool 3% 5/15/2043	42,725	38,709
Ginnie Mae I Pool 3% 5/15/2043	38,773	35,171
Ginnie Mae I Pool 3% 5/15/2043	8,381	7,615
Ginnie Mae I Pool 3% 5/15/2045	100,063	90,092
Ginnie Mae I Pool 3% 5/15/2045	70,555	63,307
Ginnie Mae I Pool 3% 6/15/2042	281,735	257,035
Ginnie Mae I Pool 3% 6/15/2043	457,472	415,819
Ginnie Mae I Pool 3% 6/15/2043	146,478	132,658
Ginnie Mae I Pool 3% 6/15/2043	27,099	24,881
Ginnie Mae I Pool 3% 6/15/2043	24,704	22,557
Ginnie Mae I Pool 3% 6/15/2043	12,520	11,348
Ginnie Mae I Pool 3% 6/15/2045	101,419	91,998
Ginnie Mae I Pool 3% 6/15/2045	21,333	19,156
Ginnie Mae I Pool 3% 6/15/2045	13,129	11,798
Ginnie Mae I Pool 3% 6/20/2042	63,220	57,997
Ginnie Mae I Pool 3% 7/15/2042	13,617	12,455
Ginnie Mae I Pool 3% 7/15/2043	3,197	2,905
Ginnie Mae I Pool 3% 7/15/2045	193,060	172,978
Ginnie Mae I Pool 3% 7/15/2045	119,260	106,855
Ginnie Mae I Pool 3% 7/15/2045	112,079	100,679
Ginnie Mae I Pool 3% 7/15/2045	59,957	54,150
Ginnie Mae I Pool 3% 7/15/2045	56,552	50,724
Ginnie Mae I Pool 3% 7/15/2045	52,838	47,702
Ginnie Mae I Pool 3% 7/15/2045	51,394	46,098
Ginnie Mae I Pool 3% 7/15/2045	49,776	44,630
Ginnie Mae I Pool 3% 7/15/2045	43,121	38,635
Ginnie Mae I Pool 3% 7/15/2045	41,041	36,994
Ginnie Mae I Pool 3% 7/15/2045	15,415	13,811
Ginnie Mae I Pool 3% 8/15/2042	33,768	30,655
Ginnie Mae I Pool 3% 8/15/2043	33,172	30,152
Ginnie Mae I Pool 3% 9/15/2042	31,268	28,353
Ginnie Mae I Pool 3.5% 1/15/2041	43,328	40,895
Ginnie Mae I Pool 3.5% 1/15/2042	565,296	529,493
Ginnie Mae I Pool 3.5% 1/15/2042	440,206	413,116
Ginnie Mae I Pool 3.5% 1/15/2042	10,456	9,840
Ginnie Mae I Pool 3.5% 1/15/2042	5,509	5,179
Ginnie Mae I Pool 3.5% 1/15/2043	627,893	588,766
Ginnie Mae I Pool 3.5% 1/15/2043	19,058	17,895
Ginnie Mae I Pool 3.5% 10/20/2052	6,524,996	5,955,298
Ginnie Mae I Pool 3.5% 11/15/2040	75,602	71,335
Ginnie Mae I Pool 3.5% 11/15/2042	1,446,806	1,357,396
Ginnie Mae I Pool 3.5% 12/15/2040	14,543	13,735
Ginnie Mae I Pool 3.5% 12/15/2041	552,986	519,244
Ginnie Mae I Pool 3.5% 12/15/2041	503,094	471,874
Ginnie Mae I Pool 3.5% 12/15/2041	312,411	294,434
Ginnie Mae I Pool 3.5% 12/15/2041	45,028	42,437
Ginnie Mae I Pool 3.5% 12/20/2049	278,265	255,231
Ginnie Mae I Pool 3.5% 12/20/2049	126,949	116,162
Ginnie Mae I Pool 3.5% 12/20/2049	98,835	90,684
Ginnie Mae I Pool 3.5% 12/20/2049	29,551	27,047
Ginnie Mae I Pool 3.5% 2/15/2042	519,516	488,640
Ginnie Mae I Pool 3.5% 2/15/2042	492,474	461,659
Ginnie Mae I Pool 3.5% 2/15/2042	388,506	364,098
Ginnie Mae I Pool 3.5% 2/15/2042	181,910	171,148
Ginnie Mae I Pool 3.5% 2/15/2042	23,022	21,648
Ginnie Mae I Pool 3.5% 2/15/2043	2,742,837	2,579,094
Ginnie Mae I Pool 3.5% 2/15/2043	114,414	107,373
Ginnie Mae I Pool 3.5% 2/15/2043	69,279	64,891
Ginnie Mae I Pool 3.5% 2/15/2044	416,668	388,042
Ginnie Mae I Pool 3.5% 2/20/2043	1,420,236	1,334,890
Ginnie Mae I Pool 3.5% 3/15/2042	1,960,655	1,844,129
Ginnie Mae I Pool 3.5% 3/15/2042	8,054	7,586
Ginnie Mae I Pool 3.5% 3/15/2042	3,282	3,079
Ginnie Mae I Pool 3.5% 3/15/2043	47,208	44,327
Ginnie Mae I Pool 3.5% 3/15/2043	19,116	17,919
Ginnie Mae I Pool 3.5% 3/20/2043	650,047	610,652
Ginnie Mae I Pool 3.5% 4/15/2043	2,378,205	2,237,498
Ginnie Mae I Pool 3.5% 4/15/2043	444,200	415,069
Ginnie Mae I Pool 3.5% 5/15/2042	150,491	141,587
Ginnie Mae I Pool 3.5% 5/15/2042	107,542	101,150
Ginnie Mae I Pool 3.5% 5/15/2043	103,908	97,197
Ginnie Mae I Pool 3.5% 5/15/2043	91,566	86,297
Ginnie Mae I Pool 3.5% 5/15/2043	75,152	70,450
Ginnie Mae I Pool 3.5% 5/15/2043	32,720	30,715
Ginnie Mae I Pool 3.5% 5/20/2046	253,557	233,995
Ginnie Mae I Pool 3.5% 5/20/2046	172,017	158,745
Ginnie Mae I Pool 3.5% 5/20/2046	135,545	125,087
Ginnie Mae I Pool 3.5% 5/20/2046	127,024	117,223
Ginnie Mae I Pool 3.5% 5/20/2046	123,915	114,355
Ginnie Mae I Pool 3.5% 5/20/2046	67,709	62,400
Ginnie Mae I Pool 3.5% 6/15/2042	19,979	18,739
Ginnie Mae I Pool 3.5% 6/15/2043	193,822	181,206
Ginnie Mae I Pool 3.5% 6/15/2043	159,382	148,774
Ginnie Mae I Pool 3.5% 6/15/2043	129,166	121,218
Ginnie Mae I Pool 3.5% 6/15/2043	82,569	78,106
Ginnie Mae I Pool 3.5% 6/15/2043	65,193	61,015
Ginnie Mae I Pool 3.5% 6/15/2043	15,867	14,830
Ginnie Mae I Pool 3.5% 6/15/2043	5,984	5,633
Ginnie Mae I Pool 3.5% 6/20/2046	639,450	590,314
Ginnie Mae I Pool 3.5% 6/20/2046	178,802	165,063
Ginnie Mae I Pool 3.5% 6/20/2046	168,601	155,592
Ginnie Mae I Pool 3.5% 6/20/2046	160,060	147,711
Ginnie Mae I Pool 3.5% 6/20/2046	151,119	139,507
Ginnie Mae I Pool 3.5% 6/20/2046	86,089	79,447
Ginnie Mae I Pool 3.5% 6/20/2046	58,078	53,615
Ginnie Mae I Pool 3.5% 7/15/2042	414,265	388,880
Ginnie Mae I Pool 3.5% 7/15/2042	138,203	129,734
Ginnie Mae I Pool 3.5% 7/15/2042	35,460	33,259
Ginnie Mae I Pool 3.5% 7/15/2043	74,083	69,335
Ginnie Mae I Pool 3.5% 7/15/2043	5,567	5,226
Ginnie Mae I Pool 3.5% 7/20/2043	575,654	538,290
Ginnie Mae I Pool 3.5% 7/20/2046	19,046,095	17,576,615
Ginnie Mae I Pool 3.5% 7/20/2052	35,188,976	32,116,624
Ginnie Mae I Pool 3.5% 8/15/2042	35,578	33,361
Ginnie Mae I Pool 3.5% 8/15/2043	41,477	38,746
Ginnie Mae I Pool 3.5% 8/15/2043	2,201	2,055
Ginnie Mae I Pool 3.5% 8/20/2052	20,799,422	18,983,424
Ginnie Mae I Pool 3.5% 9/15/2041	5,384	5,079
Ginnie Mae I Pool 3.5% 9/15/2042	99,594	93,261
Ginnie Mae I Pool 3.5% 9/15/2042	46,941	44,381
Ginnie Mae I Pool 3.5% 9/15/2042	46,680	43,759
Ginnie Mae I Pool 3.5% 9/15/2042	43,716	40,947
Ginnie Mae I Pool 3.5% 9/15/2042	6,444	6,043
Ginnie Mae I Pool 3.5% 9/15/2043	37,533	35,118
Ginnie Mae I Pool 3.5% 9/20/2052	31,947,180	29,157,870
Ginnie Mae I Pool 4% 1/15/2040	103,459	100,716
Ginnie Mae I Pool 4% 1/15/2040	101,573	98,655
Ginnie Mae I Pool 4% 1/15/2041	533,805	517,823
Ginnie Mae I Pool 4% 1/15/2041	19,991	19,396
Ginnie Mae I Pool 4% 1/15/2041	10,271	9,960
Ginnie Mae I Pool 4% 1/15/2042	9,144	8,851
Ginnie Mae I Pool 4% 1/15/2043	32,469	31,375
Ginnie Mae I Pool 4% 1/15/2047	202,639	191,386
Ginnie Mae I Pool 4% 1/15/2047	195,498	184,641
Ginnie Mae I Pool 4% 1/15/2047	150,138	141,800
Ginnie Mae I Pool 4% 1/15/2047	71,506	67,535
Ginnie Mae I Pool 4% 10/15/2039	123,515	120,241
Ginnie Mae I Pool 4% 10/15/2040	584,676	567,490
Ginnie Mae I Pool 4% 10/15/2040	542,226	526,577
Ginnie Mae I Pool 4% 10/15/2040	529,663	514,164
Ginnie Mae I Pool 4% 10/15/2040	55,016	53,428
Ginnie Mae I Pool 4% 10/15/2040	11,084	10,761
Ginnie Mae I Pool 4% 10/15/2040	10,424	10,125
Ginnie Mae I Pool 4% 10/15/2041	1,162,366	1,125,350
Ginnie Mae I Pool 4% 10/15/2041	529,604	513,378
Ginnie Mae I Pool 4% 10/15/2041	291,606	282,773
Ginnie Mae I Pool 4% 10/15/2041	137,943	133,944
Ginnie Mae I Pool 4% 10/15/2041	101,664	98,602
Ginnie Mae I Pool 4% 10/15/2041	91,523	88,656
Ginnie Mae I Pool 4% 10/15/2041	68,795	66,711
Ginnie Mae I Pool 4% 10/15/2041	55,915	54,125
Ginnie Mae I Pool 4% 10/15/2041	50,003	48,533
Ginnie Mae I Pool 4% 10/15/2041	35,066	33,907
Ginnie Mae I Pool 4% 10/15/2041	29,241	28,351
Ginnie Mae I Pool 4% 10/15/2041	5,764	5,589
Ginnie Mae I Pool 4% 10/20/2042	133,794	129,377
Ginnie Mae I Pool 4% 11/15/2039	92,279	89,912
Ginnie Mae I Pool 4% 11/15/2040	145,136	140,790
Ginnie Mae I Pool 4% 11/15/2040	18,586	18,093
Ginnie Mae I Pool 4% 11/15/2041	261,948	253,876
Ginnie Mae I Pool 4% 11/15/2041	168,946	163,338
Ginnie Mae I Pool 4% 11/15/2041	20,216	19,575
Ginnie Mae I Pool 4% 11/15/2041	9,859	9,568
Ginnie Mae I Pool 4% 11/15/2041	1,286	1,249
Ginnie Mae I Pool 4% 11/15/2042	11,211	10,837
Ginnie Mae I Pool 4% 12/15/2039	294,414	285,996
Ginnie Mae I Pool 4% 12/15/2039	47,707	46,362
Ginnie Mae I Pool 4% 12/15/2040	35,157	34,055
Ginnie Mae I Pool 4% 12/15/2040	23,865	23,121
Ginnie Mae I Pool 4% 12/15/2040	4,957	4,826
Ginnie Mae I Pool 4% 12/15/2040	3,943	3,824
Ginnie Mae I Pool 4% 12/15/2040	2,280	2,213
Ginnie Mae I Pool 4% 12/15/2041	181,172	175,433
Ginnie Mae I Pool 4% 12/15/2041	122,004	118,330
Ginnie Mae I Pool 4% 12/15/2041	101,900	98,673
Ginnie Mae I Pool 4% 12/15/2041	83,322	80,654
Ginnie Mae I Pool 4% 12/15/2041	22,248	21,524
Ginnie Mae I Pool 4% 12/15/2041	20,863	20,275
Ginnie Mae I Pool 4% 12/15/2041	4,277	4,144
Ginnie Mae I Pool 4% 12/15/2042	8,310	8,043
Ginnie Mae I Pool 4% 12/15/2046	38,725	36,647
Ginnie Mae I Pool 4% 2/15/2040	442,372	429,486
Ginnie Mae I Pool 4% 2/15/2040	273,168	265,175
Ginnie Mae I Pool 4% 2/15/2040	257,157	249,980
Ginnie Mae I Pool 4% 2/15/2040	44,513	43,240
Ginnie Mae I Pool 4% 2/15/2041	76,840	74,406
Ginnie Mae I Pool 4% 2/15/2041	36,912	35,832
Ginnie Mae I Pool 4% 2/15/2041	5,116	4,955
Ginnie Mae I Pool 4% 2/15/2042	33,476	32,410
Ginnie Mae I Pool 4% 2/15/2042	24,337	23,570
Ginnie Mae I Pool 4% 2/15/2045	34,239	32,959
Ginnie Mae I Pool 4% 3/15/2040	2,214,503	2,150,589
Ginnie Mae I Pool 4% 3/15/2041	1,098,928	1,066,917
Ginnie Mae I Pool 4% 3/15/2041	18,783	18,338
Ginnie Mae I Pool 4% 3/15/2041	13,528	13,132
Ginnie Mae I Pool 4% 3/15/2042	133,764	129,436
Ginnie Mae I Pool 4% 3/15/2042	63,043	61,046
Ginnie Mae I Pool 4% 3/15/2042	20,228	19,554
Ginnie Mae I Pool 4% 3/15/2042	15,817	15,300
Ginnie Mae I Pool 4% 4/15/2040	175,201	170,006
Ginnie Mae I Pool 4% 4/15/2040	72,509	70,505
Ginnie Mae I Pool 4% 4/15/2041	2,565	2,489
Ginnie Mae I Pool 4% 4/15/2042	21,715	21,005
Ginnie Mae I Pool 4% 4/15/2043	33,259	32,122
Ginnie Mae I Pool 4% 4/15/2043	9,017	8,736
Ginnie Mae I Pool 4% 4/15/2046	2,178,136	2,095,067
Ginnie Mae I Pool 4% 4/20/2048	512,820	484,015
Ginnie Mae I Pool 4% 4/20/2048	487,244	459,875
Ginnie Mae I Pool 4% 5/15/2040	151,831	147,308
Ginnie Mae I Pool 4% 5/15/2041	21,585	21,086
Ginnie Mae I Pool 4% 5/15/2042	4,262	4,191
Ginnie Mae I Pool 4% 5/15/2043	42,162	40,645
Ginnie Mae I Pool 4% 5/15/2043	13,955	13,453
Ginnie Mae I Pool 4% 5/15/2045	31,846	30,608
Ginnie Mae I Pool 4% 5/20/2049	823,113	772,763
Ginnie Mae I Pool 4% 6/15/2041	29,119	28,226
Ginnie Mae I Pool 4% 6/15/2041	18,784	18,208
Ginnie Mae I Pool 4% 6/15/2041	12,652	12,242
Ginnie Mae I Pool 4% 6/15/2042	6,759	6,527
Ginnie Mae I Pool 4% 6/15/2042	4,485	4,334
Ginnie Mae I Pool 4% 6/15/2043	34,639	33,438
Ginnie Mae I Pool 4% 6/15/2043	16,318	15,796
Ginnie Mae I Pool 4% 6/15/2045	8,557	8,242
Ginnie Mae I Pool 4% 7/15/2039	114,619	111,404
Ginnie Mae I Pool 4% 7/15/2041	56,701	54,838
Ginnie Mae I Pool 4% 7/15/2041	52,427	50,803
Ginnie Mae I Pool 4% 7/15/2041	17,408	16,912
Ginnie Mae I Pool 4% 7/15/2041	3,004	2,906
Ginnie Mae I Pool 4% 7/15/2045	23,300	22,387
Ginnie Mae I Pool 4% 7/15/2046	170,477	161,330
Ginnie Mae I Pool 4% 7/15/2046	109,521	103,816
Ginnie Mae I Pool 4% 8/15/2039	45,276	43,988
Ginnie Mae I Pool 4% 8/15/2039	33,418	32,444
Ginnie Mae I Pool 4% 8/15/2039	5,833	5,676
Ginnie Mae I Pool 4% 8/15/2040	25,505	24,775
Ginnie Mae I Pool 4% 8/15/2041	75,665	73,360
Ginnie Mae I Pool 4% 8/15/2041	20,562	20,008
Ginnie Mae I Pool 4% 8/15/2041	16,418	15,942
Ginnie Mae I Pool 4% 8/15/2042	245,852	237,447
Ginnie Mae I Pool 4% 8/15/2042	30,393	29,488
Ginnie Mae I Pool 4% 8/15/2042	8,452	8,208
Ginnie Mae I Pool 4% 8/15/2043	13,608	13,108
Ginnie Mae I Pool 4% 8/15/2043	9,415	9,067
Ginnie Mae I Pool 4% 9/15/2039	75,666	73,736
Ginnie Mae I Pool 4% 9/15/2040	4,214	4,094
Ginnie Mae I Pool 4% 9/15/2041	122,326	118,494
Ginnie Mae I Pool 4% 9/15/2041	73,556	71,315
Ginnie Mae I Pool 4% 9/15/2041	64,942	63,042
Ginnie Mae I Pool 4% 9/15/2041	15,001	14,520
Ginnie Mae I Pool 4% 9/15/2041	8,827	8,534
Ginnie Mae I Pool 4% 9/15/2041	7,165	6,972
Ginnie Mae I Pool 4% 9/15/2041	3,811	3,694
Ginnie Mae I Pool 4.5% 1/15/2041	2,412	2,402
Ginnie Mae I Pool 4.5% 10/15/2039	54,787	54,541
Ginnie Mae I Pool 4.5% 10/15/2039	10,336	10,302
Ginnie Mae I Pool 4.5% 10/15/2039	3,256	3,246
Ginnie Mae I Pool 4.5% 10/15/2040	6,298	6,274
Ginnie Mae I Pool 4.5% 11/15/2039	333,567	332,069
Ginnie Mae I Pool 4.5% 11/15/2039	136,028	135,500
Ginnie Mae I Pool 4.5% 11/15/2039	99,570	99,214
Ginnie Mae I Pool 4.5% 11/15/2039	86,106	85,916
Ginnie Mae I Pool 4.5% 11/15/2039	50,463	50,287
Ginnie Mae I Pool 4.5% 11/15/2039	41,046	40,906
Ginnie Mae I Pool 4.5% 11/15/2039	11,483	11,448
Ginnie Mae I Pool 4.5% 11/15/2039	8,007	7,978
Ginnie Mae I Pool 4.5% 11/15/2039	7,648	7,622
Ginnie Mae I Pool 4.5% 11/15/2039	5,883	5,862
Ginnie Mae I Pool 4.5% 11/15/2039	4,640	4,625
Ginnie Mae I Pool 4.5% 11/15/2039	3,941	3,926
Ginnie Mae I Pool 4.5% 11/15/2039	1,556	1,551
Ginnie Mae I Pool 4.5% 12/15/2039	6,967	6,950
Ginnie Mae I Pool 4.5% 2/15/2040	273,162	272,211
Ginnie Mae I Pool 4.5% 2/15/2040	254,744	253,464
Ginnie Mae I Pool 4.5% 2/15/2040	193,960	193,284
Ginnie Mae I Pool 4.5% 2/15/2040	89,735	89,426
Ginnie Mae I Pool 4.5% 2/15/2040	55,721	55,566
Ginnie Mae I Pool 4.5% 2/15/2040	20,165	20,101
Ginnie Mae I Pool 4.5% 2/15/2040	15,954	15,900
Ginnie Mae I Pool 4.5% 2/15/2040	7,501	7,481
Ginnie Mae I Pool 4.5% 2/15/2040	6,330	6,308
Ginnie Mae I Pool 4.5% 2/15/2040	5,784	5,763
Ginnie Mae I Pool 4.5% 2/15/2040	1,875	1,870
Ginnie Mae I Pool 4.5% 2/15/2041	63,368	63,012
Ginnie Mae I Pool 4.5% 3/15/2040	730,464	728,010
Ginnie Mae I Pool 4.5% 3/15/2040	32,307	32,199
Ginnie Mae I Pool 4.5% 3/15/2040	10,295	10,260
Ginnie Mae I Pool 4.5% 3/15/2040	10,231	10,193
Ginnie Mae I Pool 4.5% 3/15/2040	3,356	3,344
Ginnie Mae I Pool 4.5% 3/15/2041	127,266	126,701
Ginnie Mae I Pool 4.5% 3/15/2041	36,133	36,001
Ginnie Mae I Pool 4.5% 3/15/2041	9,548	9,510
Ginnie Mae I Pool 4.5% 3/15/2041	2,780	2,769
Ginnie Mae I Pool 4.5% 4/15/2040	143,852	143,174
Ginnie Mae I Pool 4.5% 4/15/2040	109,942	109,461
Ginnie Mae I Pool 4.5% 4/15/2040	64,129	63,866
Ginnie Mae I Pool 4.5% 4/15/2040	25,612	25,478
Ginnie Mae I Pool 4.5% 4/15/2040	25,041	24,910
Ginnie Mae I Pool 4.5% 4/15/2040	20,514	20,450
Ginnie Mae I Pool 4.5% 5/15/2039	52,817	52,659
Ginnie Mae I Pool 4.5% 5/15/2040	359,568	358,315
Ginnie Mae I Pool 4.5% 5/15/2040	34,083	33,937
Ginnie Mae I Pool 4.5% 5/15/2041	280	279
Ginnie Mae I Pool 4.5% 6/15/2039	184,141	183,674
Ginnie Mae I Pool 4.5% 6/15/2039	165,206	164,685
Ginnie Mae I Pool 4.5% 6/15/2039	26,062	25,982
Ginnie Mae I Pool 4.5% 6/15/2039	2,274	2,267
Ginnie Mae I Pool 4.5% 6/15/2039	1,619	1,615
Ginnie Mae I Pool 4.5% 6/15/2040	1,307,128	1,300,964
Ginnie Mae I Pool 4.5% 6/15/2040	371,774	370,417
Ginnie Mae I Pool 4.5% 6/15/2040	217,254	216,516
Ginnie Mae I Pool 4.5% 6/15/2040	184,097	183,463
Ginnie Mae I Pool 4.5% 6/15/2040	149,257	148,724
Ginnie Mae I Pool 4.5% 6/15/2040	81,976	81,694
Ginnie Mae I Pool 4.5% 6/15/2040	34,952	34,829
Ginnie Mae I Pool 4.5% 6/15/2040	22,875	22,794
Ginnie Mae I Pool 4.5% 6/15/2040	17,328	17,266
Ginnie Mae I Pool 4.5% 6/15/2040	15,135	15,076
Ginnie Mae I Pool 4.5% 6/15/2040	8,911	8,881
Ginnie Mae I Pool 4.5% 6/15/2041	261,980	260,917
Ginnie Mae I Pool 4.5% 7/15/2039	144,398	143,979
Ginnie Mae I Pool 4.5% 7/15/2039	5,375	5,355
Ginnie Mae I Pool 4.5% 7/15/2040	578,923	576,907
Ginnie Mae I Pool 4.5% 7/15/2040	389,985	388,691
Ginnie Mae I Pool 4.5% 7/15/2040	285,443	284,461
Ginnie Mae I Pool 4.5% 7/15/2040	40,872	40,721
Ginnie Mae I Pool 4.5% 7/15/2040	35,589	35,465
Ginnie Mae I Pool 4.5% 7/15/2040	32,591	32,477
Ginnie Mae I Pool 4.5% 7/15/2040	27,889	27,794
Ginnie Mae I Pool 4.5% 7/15/2040	27,871	27,774
Ginnie Mae I Pool 4.5% 7/15/2040	23,930	23,839
Ginnie Mae I Pool 4.5% 7/15/2040	17,437	17,372
Ginnie Mae I Pool 4.5% 7/15/2040	9,552	9,517
Ginnie Mae I Pool 4.5% 7/15/2040	7,726	7,698
Ginnie Mae I Pool 4.5% 7/15/2040	1,455	1,449
Ginnie Mae I Pool 4.5% 7/15/2040	1,202	1,198
Ginnie Mae I Pool 4.5% 8/15/2039	1,505,878	1,501,256
Ginnie Mae I Pool 4.5% 8/15/2039	924,660	921,860
Ginnie Mae I Pool 4.5% 8/15/2039	757,862	755,598
Ginnie Mae I Pool 4.5% 8/15/2039	326,407	325,337
Ginnie Mae I Pool 4.5% 8/15/2039	150,492	150,049
Ginnie Mae I Pool 4.5% 8/15/2039	39,739	39,605
Ginnie Mae I Pool 4.5% 8/15/2039	24,721	24,643
Ginnie Mae I Pool 4.5% 8/15/2040	96,224	95,881
Ginnie Mae I Pool 4.5% 8/15/2040	40,931	40,580
Ginnie Mae I Pool 4.5% 8/15/2040	16,536	16,471
Ginnie Mae I Pool 4.5% 8/15/2040	16,032	15,966
Ginnie Mae I Pool 4.5% 8/15/2040	12,193	12,152
Ginnie Mae I Pool 4.5% 8/15/2040	4,606	4,589
Ginnie Mae I Pool 4.5% 8/15/2040	2,606	2,600
Ginnie Mae I Pool 4.5% 8/15/2040	2,579	2,569
Ginnie Mae I Pool 4.5% 8/15/2041	31,552	31,447
Ginnie Mae I Pool 4.5% 9/15/2039	276,038	275,157
Ginnie Mae I Pool 4.5% 9/15/2039	133,565	133,161
Ginnie Mae I Pool 4.5% 9/15/2039	3,964	3,952
Ginnie Mae I Pool 4.5% 9/15/2039	3,836	3,824
Ginnie Mae I Pool 4.5% 9/15/2040	43,179	43,034
Ginnie Mae I Pool 4.5% 9/15/2040	18,629	18,559
Ginnie Mae I Pool 5% 1/15/2034	10,523	10,670
Ginnie Mae I Pool 5% 1/15/2040	4,276	4,331
Ginnie Mae I Pool 5% 1/15/2040	3,290	3,341
Ginnie Mae I Pool 5% 10/15/2033	5,629	5,705
Ginnie Mae I Pool 5% 10/15/2034	8,741	8,858
Ginnie Mae I Pool 5% 10/15/2039	105,456	107,103
Ginnie Mae I Pool 5% 10/15/2039	79,172	80,420
Ginnie Mae I Pool 5% 10/15/2039	65,392	66,426
Ginnie Mae I Pool 5% 10/15/2039	36,270	36,836
Ginnie Mae I Pool 5% 10/15/2039	19,962	20,272
Ginnie Mae I Pool 5% 11/15/2033	3,414	3,462
Ginnie Mae I Pool 5% 11/15/2039	108,123	109,835
Ginnie Mae I Pool 5% 11/15/2039	81,350	82,605
Ginnie Mae I Pool 5% 11/15/2039	41,679	42,336
Ginnie Mae I Pool 5% 11/15/2039	36,991	37,576
Ginnie Mae I Pool 5% 11/15/2039	8,738	8,876
Ginnie Mae I Pool 5% 11/15/2039	7,403	7,520
Ginnie Mae I Pool 5% 11/15/2040	37,606	38,200
Ginnie Mae I Pool 5% 11/15/2040	10,190	10,355
Ginnie Mae I Pool 5% 12/15/2032	1,175	1,189
Ginnie Mae I Pool 5% 12/15/2037	28,128	28,567
Ginnie Mae I Pool 5% 12/15/2038	12,694	12,888
Ginnie Mae I Pool 5% 12/15/2039	99,386	100,958
Ginnie Mae I Pool 5% 12/15/2039	50,858	51,657
Ginnie Mae I Pool 5% 12/15/2039	42,991	43,679
Ginnie Mae I Pool 5% 2/15/2039	176,359	179,112
Ginnie Mae I Pool 5% 2/15/2039	1,377	1,399
Ginnie Mae I Pool 5% 2/15/2040	8,392	8,524
Ginnie Mae I Pool 5% 3/15/2039	20,011	20,317
Ginnie Mae I Pool 5% 3/15/2040	16,458	16,715
Ginnie Mae I Pool 5% 3/15/2041	84,138	85,491
Ginnie Mae I Pool 5% 3/15/2041	49,099	49,882
Ginnie Mae I Pool 5% 3/15/2041	6,920	7,030
Ginnie Mae I Pool 5% 4/15/2033	9,713	9,839
Ginnie Mae I Pool 5% 4/15/2038	139	139
Ginnie Mae I Pool 5% 4/15/2039	44,465	45,158
Ginnie Mae I Pool 5% 4/15/2039	17,436	17,704
Ginnie Mae I Pool 5% 4/15/2040	739,217	750,852
Ginnie Mae I Pool 5% 4/15/2040	717,300	728,632
Ginnie Mae I Pool 5% 4/15/2040	42,714	43,393
Ginnie Mae I Pool 5% 4/15/2040	13,896	14,117
Ginnie Mae I Pool 5% 4/15/2040	9,009	9,152
Ginnie Mae I Pool 5% 4/15/2040	4,730	4,806
Ginnie Mae I Pool 5% 4/15/2040	1,099	1,116
Ginnie Mae I Pool 5% 4/15/2041	143,657	145,993
Ginnie Mae I Pool 5% 4/15/2041	33,849	34,394
Ginnie Mae I Pool 5% 4/15/2041	13,596	13,815
Ginnie Mae I Pool 5% 4/15/2041	5,412	5,497
Ginnie Mae I Pool 5% 4/20/2048	820,292	832,331
Ginnie Mae I Pool 5% 5/15/2039	143,075	145,306
Ginnie Mae I Pool 5% 5/15/2039	124,235	126,172
Ginnie Mae I Pool 5% 5/15/2039	17,064	17,329
Ginnie Mae I Pool 5% 5/15/2040	43,013	43,694
Ginnie Mae I Pool 5% 5/15/2040	25,974	26,377
Ginnie Mae I Pool 5% 5/15/2040	9,168	9,317
Ginnie Mae I Pool 5% 6/15/2033	789	800
Ginnie Mae I Pool 5% 6/15/2039	15,144	15,379
Ginnie Mae I Pool 5% 6/15/2039	2,751	2,794
Ginnie Mae I Pool 5% 6/15/2040	2,234,331	2,269,629
Ginnie Mae I Pool 5% 6/15/2040	56,898	57,798
Ginnie Mae I Pool 5% 6/15/2040	44,337	45,057
Ginnie Mae I Pool 5% 6/15/2040	37,790	38,396
Ginnie Mae I Pool 5% 6/15/2040	7,717	7,843
Ginnie Mae I Pool 5% 6/15/2040	4,760	4,836
Ginnie Mae I Pool 5% 6/15/2041	102,219	103,850
Ginnie Mae I Pool 5% 6/15/2041	14,321	14,551
Ginnie Mae I Pool 5% 6/15/2041	13,747	13,962
Ginnie Mae I Pool 5% 6/15/2041	2,936	2,981
Ginnie Mae I Pool 5% 7/15/2039	189,721	192,670
Ginnie Mae I Pool 5% 7/15/2039	107,023	108,694
Ginnie Mae I Pool 5% 7/15/2039	4,138	4,202
Ginnie Mae I Pool 5% 7/15/2040	118,862	120,742
Ginnie Mae I Pool 5% 7/15/2040	94,417	95,913
Ginnie Mae I Pool 5% 7/15/2040	54,254	55,116
Ginnie Mae I Pool 5% 7/15/2040	47,791	48,556
Ginnie Mae I Pool 5% 7/15/2040	38,662	39,276
Ginnie Mae I Pool 5% 7/15/2040	36,646	37,222
Ginnie Mae I Pool 5% 7/15/2040	7,510	7,629
Ginnie Mae I Pool 5% 7/15/2040	7,333	7,450
Ginnie Mae I Pool 5% 8/15/2039	95,040	96,528
Ginnie Mae I Pool 5% 8/15/2039	76,087	77,278
Ginnie Mae I Pool 5% 8/15/2039	34,061	34,596
Ginnie Mae I Pool 5% 8/15/2039	23,894	24,271
Ginnie Mae I Pool 5% 8/15/2039	14,476	14,703
Ginnie Mae I Pool 5% 8/15/2039	8,185	8,313
Ginnie Mae I Pool 5% 8/15/2039	7,378	7,491
Ginnie Mae I Pool 5% 8/15/2039	2,925	2,972
Ginnie Mae I Pool 5% 8/15/2039	2,104	2,137
Ginnie Mae I Pool 5% 8/15/2040	179,811	182,670
Ginnie Mae I Pool 5% 8/15/2040	156,165	158,640
Ginnie Mae I Pool 5% 8/15/2040	149,679	152,063
Ginnie Mae I Pool 5% 8/15/2040	40,691	41,340
Ginnie Mae I Pool 5% 8/15/2040	3,041	3,089
Ginnie Mae I Pool 5% 8/15/2041	3,300	3,352
Ginnie Mae I Pool 5% 9/15/2033	234	234
Ginnie Mae I Pool 5% 9/15/2037	5,774	5,865
Ginnie Mae I Pool 5% 9/15/2039	608,910	618,404
Ginnie Mae I Pool 5% 9/15/2039	116,846	118,678
Ginnie Mae I Pool 5% 9/15/2039	86,452	87,809
Ginnie Mae I Pool 5% 9/15/2039	38,368	38,971
Ginnie Mae I Pool 5% 9/15/2039	37,908	38,501
Ginnie Mae I Pool 5% 9/15/2039	35,355	35,916
Ginnie Mae I Pool 5% 9/15/2039	31,781	32,278
Ginnie Mae I Pool 5% 9/15/2039	24,368	24,752
Ginnie Mae I Pool 5% 9/15/2039	20,974	21,302
Ginnie Mae I Pool 5% 9/15/2039	10,519	10,685
Ginnie Mae I Pool 5% 9/15/2039	8,138	8,266
Ginnie Mae I Pool 5% 9/15/2039	5,113	5,193
Ginnie Mae I Pool 5% 9/15/2039	4,738	4,812
Ginnie Mae I Pool 5% 9/15/2040	86,602	87,970
Ginnie Mae I Pool 5% 9/15/2040	64,280	65,305
Ginnie Mae I Pool 5% 9/15/2040	26,704	27,138
Ginnie Mae I Pool 5% 9/15/2040	17,855	18,138
Ginnie Mae I Pool 5% 9/15/2041	1,613,025	1,638,350
Ginnie Mae I Pool 5.5% 1/15/2034	1,196	1,224
Ginnie Mae I Pool 5.5% 1/15/2039	7,030	7,237
Ginnie Mae I Pool 5.5% 10/15/2035	77,328	79,324
Ginnie Mae I Pool 5.5% 11/15/2033	482	492
Ginnie Mae I Pool 5.5% 12/15/2038	2,154	2,214
Ginnie Mae I Pool 5.5% 12/15/2038	341	351
Ginnie Mae I Pool 5.5% 3/15/2034	4,483	4,587
Ginnie Mae I Pool 5.5% 3/15/2034	1,084	1,107
Ginnie Mae I Pool 5.5% 3/15/2039	6,237	6,416
Ginnie Mae I Pool 5.5% 4/15/2034	5,844	5,976
Ginnie Mae I Pool 5.5% 4/15/2034	968	991
Ginnie Mae I Pool 5.5% 5/15/2034	19,236	19,708
Ginnie Mae I Pool 5.5% 5/15/2034	5,654	5,787
Ginnie Mae I Pool 5.5% 5/15/2034	1,809	1,851
Ginnie Mae I Pool 5.5% 5/15/2034	1,561	1,600
Ginnie Mae I Pool 5.5% 5/15/2034	1,031	1,056
Ginnie Mae I Pool 5.5% 5/15/2034	1,005	1,027
Ginnie Mae I Pool 5.5% 5/15/2039	57,485	59,170
Ginnie Mae I Pool 5.5% 6/15/2033	657	671
Ginnie Mae I Pool 5.5% 6/15/2039	4,706	4,840
Ginnie Mae I Pool 5.5% 6/15/2039	1,684	1,720
Ginnie Mae I Pool 5.5% 7/15/2033	4,131	4,229
Ginnie Mae I Pool 5.5% 7/15/2037	400	412
Ginnie Mae I Pool 5.5% 7/15/2038	1,142	1,175
Ginnie Mae I Pool 5.5% 7/15/2038	1,128	1,153
Ginnie Mae I Pool 5.5% 7/15/2039	47,911	49,353
Ginnie Mae I Pool 5.5% 8/15/2033	14,544	14,887
Ginnie Mae I Pool 5.5% 9/15/2039	383,430	394,967
Ginnie Mae I Pool 5.5% 9/15/2039	337,733	347,873
Ginnie Mae I Pool 6% 10/15/2030	22,796	23,326
Ginnie Mae I Pool 6% 10/15/2039	14,105	14,773
Ginnie Mae I Pool 6% 11/15/2037	3,103	3,237
Ginnie Mae I Pool 6% 11/15/2039	40,417	42,361
Ginnie Mae I Pool 6% 11/15/2039	21,565	22,598
Ginnie Mae I Pool 6% 11/15/2039	15,335	16,054
Ginnie Mae I Pool 6% 11/15/2039	8,435	8,813
Ginnie Mae I Pool 6% 11/15/2039	7,194	7,472
Ginnie Mae I Pool 6% 11/15/2039	5,973	6,244
Ginnie Mae I Pool 6% 11/15/2039	3,252	3,404
Ginnie Mae I Pool 6% 12/15/2034	3,653	3,786
Ginnie Mae I Pool 6% 5/15/2040	1,276,835	1,333,863
Ginnie Mae I Pool 6% 6/15/2036	150,468	156,320
Ginnie Mae I Pool 6.5% 10/15/2034	50,598	52,718
Ginnie Mae I Pool 6.5% 10/15/2034	9,086	9,427
Ginnie Mae I Pool 6.5% 10/15/2034	6,264	6,513
Ginnie Mae I Pool 6.5% 10/15/2034	3,335	3,480
Ginnie Mae I Pool 6.5% 10/15/2034	481	500
Ginnie Mae I Pool 6.5% 10/15/2035	32,970	34,492
Ginnie Mae I Pool 6.5% 10/15/2036	13,650	14,266
Ginnie Mae I Pool 6.5% 11/15/2034	12,698	13,076
Ginnie Mae I Pool 6.5% 2/15/2035	1,493	1,556
Ginnie Mae I Pool 6.5% 3/15/2035	1,330	1,372
Ginnie Mae I Pool 6.5% 6/15/2037	11,902	12,473
Ginnie Mae I Pool 6.5% 7/15/2035	3,608	3,764
Ginnie Mae I Pool 6.5% 8/15/2034	57,076	59,442
Ginnie Mae I Pool 6.5% 8/15/2034	1,242	1,280
Ginnie Mae I Pool 6.5% 8/15/2036	9,411	9,868
Ginnie Mae I Pool 6.5% 9/15/2034	21,928	22,844
Ginnie Mae I Pool 6.5% 9/15/2034	174	182
Ginnie Mae I Pool 6.5% 9/15/2035	901	927
Ginnie Mae I Pool 7% 1/15/2026	11	11
Ginnie Mae I Pool 7% 1/15/2027	67	68
Ginnie Mae I Pool 7% 1/15/2028	1,390	1,397
Ginnie Mae I Pool 7% 1/15/2028	799	804
Ginnie Mae I Pool 7% 1/15/2028	602	610
Ginnie Mae I Pool 7% 1/15/2028	590	598
Ginnie Mae I Pool 7% 1/15/2028	539	544
Ginnie Mae I Pool 7% 1/15/2028	523	527
Ginnie Mae I Pool 7% 1/15/2028	495	501
Ginnie Mae I Pool 7% 1/15/2028	223	224
Ginnie Mae I Pool 7% 1/15/2028	178	179
Ginnie Mae I Pool 7% 1/15/2028	173	175
Ginnie Mae I Pool 7% 1/15/2028	116	118
Ginnie Mae I Pool 7% 1/15/2028	108	109
Ginnie Mae I Pool 7% 1/15/2028	40	41
Ginnie Mae I Pool 7% 1/15/2029	1,499	1,530
Ginnie Mae I Pool 7% 1/15/2029	1,140	1,162
Ginnie Mae I Pool 7% 1/15/2029	818	830
Ginnie Mae I Pool 7% 1/15/2029	586	597
Ginnie Mae I Pool 7% 1/15/2029	425	433
Ginnie Mae I Pool 7% 1/15/2029	85	86
Ginnie Mae I Pool 7% 1/15/2029	70	71
Ginnie Mae I Pool 7% 1/15/2030	5,110	5,221
Ginnie Mae I Pool 7% 1/15/2030	481	491
Ginnie Mae I Pool 7% 1/15/2031	6,979	7,158
Ginnie Mae I Pool 7% 1/15/2031	3,012	3,110
Ginnie Mae I Pool 7% 1/15/2031	1,609	1,654
Ginnie Mae I Pool 7% 1/15/2032	10,229	10,574
Ginnie Mae I Pool 7% 1/15/2032	486	496
Ginnie Mae I Pool 7% 10/15/2026	344	344
Ginnie Mae I Pool 7% 10/15/2028	4,613	4,690
Ginnie Mae I Pool 7% 10/15/2028	3,182	3,233
Ginnie Mae I Pool 7% 10/15/2028	1,537	1,549
Ginnie Mae I Pool 7% 10/15/2028	834	846
Ginnie Mae I Pool 7% 10/15/2028	543	544
Ginnie Mae I Pool 7% 10/15/2028	145	146
Ginnie Mae I Pool 7% 10/15/2028	78	80
Ginnie Mae I Pool 7% 10/15/2028	70	71
Ginnie Mae I Pool 7% 10/15/2029	1,097	1,124
Ginnie Mae I Pool 7% 10/15/2029	160	164
Ginnie Mae I Pool 7% 10/15/2030	1,381	1,413
Ginnie Mae I Pool 7% 10/15/2030	805	830
Ginnie Mae I Pool 7% 10/15/2031	8,735	9,050
Ginnie Mae I Pool 7% 10/15/2031	2,146	2,211
Ginnie Mae I Pool 7% 10/15/2031	1,886	1,917
Ginnie Mae I Pool 7% 10/15/2031	1,728	1,788
Ginnie Mae I Pool 7% 10/15/2031	1,188	1,230
Ginnie Mae I Pool 7% 10/15/2031	323	334
Ginnie Mae I Pool 7% 10/15/2031	178	184
Ginnie Mae I Pool 7% 10/15/2031	43	44
Ginnie Mae I Pool 7% 10/15/2032	2,751	2,839
Ginnie Mae I Pool 7% 11/15/2027	109	110
Ginnie Mae I Pool 7% 11/15/2028	2,334	2,368
Ginnie Mae I Pool 7% 11/15/2028	1,092	1,113
Ginnie Mae I Pool 7% 11/15/2028	662	675
Ginnie Mae I Pool 7% 11/15/2028	555	565
Ginnie Mae I Pool 7% 11/15/2028	434	440
Ginnie Mae I Pool 7% 11/15/2029	4,389	4,501
Ginnie Mae I Pool 7% 11/15/2031	5,091	5,210
Ginnie Mae I Pool 7% 11/15/2031	4,966	5,137
Ginnie Mae I Pool 7% 11/15/2031	772	799
Ginnie Mae I Pool 7% 11/15/2031	62	64
Ginnie Mae I Pool 7% 11/15/2032	2,009	2,073
Ginnie Mae I Pool 7% 12/15/2025	23	23
Ginnie Mae I Pool 7% 12/15/2026	15	15
Ginnie Mae I Pool 7% 12/15/2027	1,329	1,346
Ginnie Mae I Pool 7% 12/15/2027	966	979
Ginnie Mae I Pool 7% 12/15/2027	367	371
Ginnie Mae I Pool 7% 12/15/2027	219	221
Ginnie Mae I Pool 7% 12/15/2027	149	151
Ginnie Mae I Pool 7% 12/15/2027	109	111
Ginnie Mae I Pool 7% 12/15/2027	33	33
Ginnie Mae I Pool 7% 12/15/2028	4,940	5,033
Ginnie Mae I Pool 7% 12/15/2028	1,775	1,808
Ginnie Mae I Pool 7% 12/15/2028	1,508	1,536
Ginnie Mae I Pool 7% 12/15/2028	775	790
Ginnie Mae I Pool 7% 12/15/2028	646	655
Ginnie Mae I Pool 7% 12/15/2028	280	284
Ginnie Mae I Pool 7% 12/15/2028	263	266
Ginnie Mae I Pool 7% 12/15/2028	119	121
Ginnie Mae I Pool 7% 12/15/2028	31	31
Ginnie Mae I Pool 7% 12/15/2030	2,133	2,200
Ginnie Mae I Pool 7% 12/15/2031	7,739	8,002
Ginnie Mae I Pool 7% 12/15/2031	3,947	4,088
Ginnie Mae I Pool 7% 12/15/2031	354	366
Ginnie Mae I Pool 7% 2/15/2026	2	2
Ginnie Mae I Pool 7% 2/15/2028	4,538	4,601
Ginnie Mae I Pool 7% 2/15/2028	1,983	2,008
Ginnie Mae I Pool 7% 2/15/2028	803	809
Ginnie Mae I Pool 7% 2/15/2028	765	771
Ginnie Mae I Pool 7% 2/15/2028	706	716
Ginnie Mae I Pool 7% 2/15/2028	577	586
Ginnie Mae I Pool 7% 2/15/2028	510	517
Ginnie Mae I Pool 7% 2/15/2028	333	335
Ginnie Mae I Pool 7% 2/15/2028	262	266
Ginnie Mae I Pool 7% 2/15/2028	151	152
Ginnie Mae I Pool 7% 2/15/2028	83	84
Ginnie Mae I Pool 7% 2/15/2028	78	79
Ginnie Mae I Pool 7% 2/15/2028	66	67
Ginnie Mae I Pool 7% 2/15/2028	50	51
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	28	28
Ginnie Mae I Pool 7% 2/15/2029	321	328
Ginnie Mae I Pool 7% 2/15/2029	278	281
Ginnie Mae I Pool 7% 2/15/2029	128	131
Ginnie Mae I Pool 7% 2/15/2030	1,194	1,226
Ginnie Mae I Pool 7% 2/15/2032	12,939	13,419
Ginnie Mae I Pool 7% 2/15/2032	9,650	9,827
Ginnie Mae I Pool 7% 2/15/2032	3,571	3,697
Ginnie Mae I Pool 7% 2/15/2032	1,213	1,254
Ginnie Mae I Pool 7% 2/15/2032	1,078	1,096
Ginnie Mae I Pool 7% 2/15/2032	801	828
Ginnie Mae I Pool 7% 2/15/2032	282	293
Ginnie Mae I Pool 7% 3/15/2028	3,043	3,089
Ginnie Mae I Pool 7% 3/15/2028	1,743	1,765
Ginnie Mae I Pool 7% 3/15/2028	915	927
Ginnie Mae I Pool 7% 3/15/2028	872	883
Ginnie Mae I Pool 7% 3/15/2028	826	831
Ginnie Mae I Pool 7% 3/15/2028	821	830
Ginnie Mae I Pool 7% 3/15/2028	474	478
Ginnie Mae I Pool 7% 3/15/2028	306	310
Ginnie Mae I Pool 7% 3/15/2028	211	213
Ginnie Mae I Pool 7% 3/15/2028	170	173
Ginnie Mae I Pool 7% 3/15/2028	167	169
Ginnie Mae I Pool 7% 3/15/2028	17	17
Ginnie Mae I Pool 7% 3/15/2029	2,249	2,293
Ginnie Mae I Pool 7% 3/15/2029	927	946
Ginnie Mae I Pool 7% 3/15/2029	617	628
Ginnie Mae I Pool 7% 3/15/2029	299	303
Ginnie Mae I Pool 7% 3/15/2029	200	201
Ginnie Mae I Pool 7% 3/15/2029	153	155
Ginnie Mae I Pool 7% 3/15/2031	828	855
Ginnie Mae I Pool 7% 3/15/2031	808	833
Ginnie Mae I Pool 7% 3/15/2031	589	608
Ginnie Mae I Pool 7% 3/15/2031	280	284
Ginnie Mae I Pool 7% 3/15/2031	62	64
Ginnie Mae I Pool 7% 3/15/2032	5,110	5,300
Ginnie Mae I Pool 7% 3/15/2032	2,346	2,433
Ginnie Mae I Pool 7% 3/15/2032	2,216	2,297
Ginnie Mae I Pool 7% 3/15/2032	1,231	1,268
Ginnie Mae I Pool 7% 3/15/2032	592	610
Ginnie Mae I Pool 7% 3/15/2032	417	432
Ginnie Mae I Pool 7% 3/15/2032	289	299
Ginnie Mae I Pool 7% 3/15/2032	69	72
Ginnie Mae I Pool 7% 4/15/2028	3,012	3,055
Ginnie Mae I Pool 7% 4/15/2028	1,542	1,565
Ginnie Mae I Pool 7% 4/15/2028	976	990
Ginnie Mae I Pool 7% 4/15/2028	748	759
Ginnie Mae I Pool 7% 4/15/2028	584	593
Ginnie Mae I Pool 7% 4/15/2028	452	459
Ginnie Mae I Pool 7% 4/15/2028	409	413
Ginnie Mae I Pool 7% 4/15/2028	304	308
Ginnie Mae I Pool 7% 4/15/2028	170	172
Ginnie Mae I Pool 7% 4/15/2028	161	163
Ginnie Mae I Pool 7% 4/15/2028	88	89
Ginnie Mae I Pool 7% 4/15/2028	71	72
Ginnie Mae I Pool 7% 4/15/2028	57	57
Ginnie Mae I Pool 7% 4/15/2028	49	49
Ginnie Mae I Pool 7% 4/15/2028	44	45
Ginnie Mae I Pool 7% 4/15/2028	29	30
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2029	1,555	1,585
Ginnie Mae I Pool 7% 4/15/2029	200	203
Ginnie Mae I Pool 7% 4/15/2029	145	148
Ginnie Mae I Pool 7% 4/15/2030	1,057	1,087
Ginnie Mae I Pool 7% 4/15/2031	5,778	5,962
Ginnie Mae I Pool 7% 4/15/2031	2,463	2,544
Ginnie Mae I Pool 7% 4/15/2031	1,424	1,471
Ginnie Mae I Pool 7% 4/15/2031	597	616
Ginnie Mae I Pool 7% 4/15/2031	320	330
Ginnie Mae I Pool 7% 4/15/2032	7,362	7,641
Ginnie Mae I Pool 7% 4/15/2032	4,159	4,306
Ginnie Mae I Pool 7% 4/15/2032	2,858	2,963
Ginnie Mae I Pool 7% 4/15/2032	2,670	2,752
Ginnie Mae I Pool 7% 4/15/2032	1,279	1,327
Ginnie Mae I Pool 7% 4/15/2032	1,154	1,191
Ginnie Mae I Pool 7% 4/15/2032	1,026	1,062
Ginnie Mae I Pool 7% 4/15/2032	1,016	1,050
Ginnie Mae I Pool 7% 4/15/2032	854	880
Ginnie Mae I Pool 7% 4/15/2032	680	701
Ginnie Mae I Pool 7% 4/15/2032	671	693
Ginnie Mae I Pool 7% 4/15/2032	661	685
Ginnie Mae I Pool 7% 4/15/2032	346	350
Ginnie Mae I Pool 7% 4/20/2032	113,433	118,039
Ginnie Mae I Pool 7% 5/15/2027	36	36
Ginnie Mae I Pool 7% 5/15/2028	1,390	1,408
Ginnie Mae I Pool 7% 5/15/2028	1,236	1,246
Ginnie Mae I Pool 7% 5/15/2028	855	868
Ginnie Mae I Pool 7% 5/15/2028	745	753
Ginnie Mae I Pool 7% 5/15/2028	171	173
Ginnie Mae I Pool 7% 5/15/2028	162	165
Ginnie Mae I Pool 7% 5/15/2028	162	163
Ginnie Mae I Pool 7% 5/15/2028	125	126
Ginnie Mae I Pool 7% 5/15/2028	117	119
Ginnie Mae I Pool 7% 5/15/2028	64	65
Ginnie Mae I Pool 7% 5/15/2028	63	64
Ginnie Mae I Pool 7% 5/15/2029	999	1,022
Ginnie Mae I Pool 7% 5/15/2029	368	375
Ginnie Mae I Pool 7% 5/15/2030	809	825
Ginnie Mae I Pool 7% 5/15/2031	2,743	2,817
Ginnie Mae I Pool 7% 5/15/2031	1,270	1,312
Ginnie Mae I Pool 7% 5/15/2031	729	739
Ginnie Mae I Pool 7% 5/15/2031	357	363
Ginnie Mae I Pool 7% 5/15/2032	11,580	12,019
Ginnie Mae I Pool 7% 5/15/2032	3,936	4,062
Ginnie Mae I Pool 7% 5/15/2032	3,894	4,044
Ginnie Mae I Pool 7% 5/15/2032	3,645	3,762
Ginnie Mae I Pool 7% 5/15/2032	1,586	1,613
Ginnie Mae I Pool 7% 5/15/2032	1,482	1,531
Ginnie Mae I Pool 7% 5/15/2032	1,353	1,401
Ginnie Mae I Pool 7% 5/15/2032	1,133	1,163
Ginnie Mae I Pool 7% 5/15/2032	1,022	1,061
Ginnie Mae I Pool 7% 5/15/2032	907	942
Ginnie Mae I Pool 7% 5/15/2032	892	926
Ginnie Mae I Pool 7% 5/15/2032	880	912
Ginnie Mae I Pool 7% 5/15/2032	795	819
Ginnie Mae I Pool 7% 5/15/2032	301	311
Ginnie Mae I Pool 7% 5/15/2032	268	278
Ginnie Mae I Pool 7% 5/15/2032	115	119
Ginnie Mae I Pool 7% 5/15/2032	87	90
Ginnie Mae I Pool 7% 5/15/2032	64	67
Ginnie Mae I Pool 7% 5/15/2032	28	29
Ginnie Mae I Pool 7% 6/15/2028	3,077	3,122
Ginnie Mae I Pool 7% 6/15/2028	2,375	2,410
Ginnie Mae I Pool 7% 6/15/2028	1,654	1,678
Ginnie Mae I Pool 7% 6/15/2028	1,450	1,469
Ginnie Mae I Pool 7% 6/15/2028	1,075	1,092
Ginnie Mae I Pool 7% 6/15/2028	695	705
Ginnie Mae I Pool 7% 6/15/2028	612	620
Ginnie Mae I Pool 7% 6/15/2028	527	535
Ginnie Mae I Pool 7% 6/15/2028	508	515
Ginnie Mae I Pool 7% 6/15/2028	462	469
Ginnie Mae I Pool 7% 6/15/2028	437	443
Ginnie Mae I Pool 7% 6/15/2028	412	417
Ginnie Mae I Pool 7% 6/15/2028	320	325
Ginnie Mae I Pool 7% 6/15/2028	262	266
Ginnie Mae I Pool 7% 6/15/2028	183	186
Ginnie Mae I Pool 7% 6/15/2028	157	160
Ginnie Mae I Pool 7% 6/15/2028	156	158
Ginnie Mae I Pool 7% 6/15/2028	98	98
Ginnie Mae I Pool 7% 6/15/2028	76	77
Ginnie Mae I Pool 7% 6/15/2028	36	36
Ginnie Mae I Pool 7% 6/15/2028	23	24
Ginnie Mae I Pool 7% 6/15/2029	1,136	1,162
Ginnie Mae I Pool 7% 6/15/2029	511	523
Ginnie Mae I Pool 7% 6/15/2029	354	361
Ginnie Mae I Pool 7% 6/15/2029	318	325
Ginnie Mae I Pool 7% 6/15/2029	15	15
Ginnie Mae I Pool 7% 6/15/2031	7,518	7,769
Ginnie Mae I Pool 7% 6/15/2031	3,351	3,464
Ginnie Mae I Pool 7% 6/15/2031	2,999	3,102
Ginnie Mae I Pool 7% 6/15/2031	1,267	1,310
Ginnie Mae I Pool 7% 6/15/2031	76	78
Ginnie Mae I Pool 7% 6/15/2032	23,604	24,481
Ginnie Mae I Pool 7% 6/15/2032	23,132	24,017
Ginnie Mae I Pool 7% 6/15/2032	14,897	15,467
Ginnie Mae I Pool 7% 6/15/2032	10,107	10,435
Ginnie Mae I Pool 7% 6/15/2032	7,152	7,420
Ginnie Mae I Pool 7% 6/15/2032	6,173	6,407
Ginnie Mae I Pool 7% 6/15/2032	3,772	3,919
Ginnie Mae I Pool 7% 6/15/2032	3,692	3,823
Ginnie Mae I Pool 7% 6/15/2032	2,985	3,076
Ginnie Mae I Pool 7% 6/15/2032	2,345	2,431
Ginnie Mae I Pool 7% 6/15/2032	2,112	2,194
Ginnie Mae I Pool 7% 6/15/2032	1,942	2,006
Ginnie Mae I Pool 7% 6/15/2032	1,419	1,460
Ginnie Mae I Pool 7% 6/15/2032	1,407	1,455
Ginnie Mae I Pool 7% 6/15/2032	942	974
Ginnie Mae I Pool 7% 6/15/2032	807	836
Ginnie Mae I Pool 7% 6/15/2032	798	828
Ginnie Mae I Pool 7% 6/15/2032	573	592
Ginnie Mae I Pool 7% 6/15/2032	363	376
Ginnie Mae I Pool 7% 6/15/2032	173	178
Ginnie Mae I Pool 7% 6/15/2032	31	32
Ginnie Mae I Pool 7% 7/15/2028	1,881	1,906
Ginnie Mae I Pool 7% 7/15/2028	1,849	1,877
Ginnie Mae I Pool 7% 7/15/2028	1,105	1,121
Ginnie Mae I Pool 7% 7/15/2028	938	941
Ginnie Mae I Pool 7% 7/15/2028	898	912
Ginnie Mae I Pool 7% 7/15/2028	720	731
Ginnie Mae I Pool 7% 7/15/2028	364	370
Ginnie Mae I Pool 7% 7/15/2028	353	358
Ginnie Mae I Pool 7% 7/15/2028	350	353
Ginnie Mae I Pool 7% 7/15/2028	303	308
Ginnie Mae I Pool 7% 7/15/2028	302	307
Ginnie Mae I Pool 7% 7/15/2028	284	288
Ginnie Mae I Pool 7% 7/15/2028	284	287
Ginnie Mae I Pool 7% 7/15/2028	275	276
Ginnie Mae I Pool 7% 7/15/2028	178	181
Ginnie Mae I Pool 7% 7/15/2028	172	174
Ginnie Mae I Pool 7% 7/15/2028	127	129
Ginnie Mae I Pool 7% 7/15/2028	126	126
Ginnie Mae I Pool 7% 7/15/2028	104	105
Ginnie Mae I Pool 7% 7/15/2028	88	88
Ginnie Mae I Pool 7% 7/15/2028	73	75
Ginnie Mae I Pool 7% 7/15/2028	29	29
Ginnie Mae I Pool 7% 7/15/2028	5	5
Ginnie Mae I Pool 7% 7/15/2029	1,402	1,433
Ginnie Mae I Pool 7% 7/15/2029	1,144	1,164
Ginnie Mae I Pool 7% 7/15/2029	709	723
Ginnie Mae I Pool 7% 7/15/2029	683	697
Ginnie Mae I Pool 7% 7/15/2029	121	123
Ginnie Mae I Pool 7% 7/15/2029	29	30
Ginnie Mae I Pool 7% 7/15/2030	1,130	1,153
Ginnie Mae I Pool 7% 7/15/2031	5,123	5,292
Ginnie Mae I Pool 7% 7/15/2031	5,096	5,274
Ginnie Mae I Pool 7% 7/15/2031	3,517	3,627
Ginnie Mae I Pool 7% 7/15/2031	1,426	1,467
Ginnie Mae I Pool 7% 7/15/2031	475	488
Ginnie Mae I Pool 7% 7/15/2031	209	216
Ginnie Mae I Pool 7% 7/15/2031	37	38
Ginnie Mae I Pool 7% 7/15/2031	16	16
Ginnie Mae I Pool 7% 7/15/2032	13,857	14,372
Ginnie Mae I Pool 7% 7/15/2032	12,423	12,852
Ginnie Mae I Pool 7% 7/15/2032	2,758	2,866
Ginnie Mae I Pool 7% 7/15/2032	2,317	2,389
Ginnie Mae I Pool 7% 7/15/2032	2,170	2,255
Ginnie Mae I Pool 7% 7/15/2032	1,714	1,770
Ginnie Mae I Pool 7% 7/15/2032	1,521	1,570
Ginnie Mae I Pool 7% 7/15/2032	1,453	1,502
Ginnie Mae I Pool 7% 7/15/2032	199	206
Ginnie Mae I Pool 7% 7/15/2032	144	149
Ginnie Mae I Pool 7% 8/15/2028	832	841
Ginnie Mae I Pool 7% 8/15/2028	125	128
Ginnie Mae I Pool 7% 8/15/2029	283	287
Ginnie Mae I Pool 7% 8/15/2029	169	170
Ginnie Mae I Pool 7% 8/15/2029	34	35
Ginnie Mae I Pool 7% 8/15/2031	4,304	4,451
Ginnie Mae I Pool 7% 8/15/2031	2,680	2,774
Ginnie Mae I Pool 7% 8/15/2031	1,244	1,287
Ginnie Mae I Pool 7% 8/15/2031	784	811
Ginnie Mae I Pool 7% 8/15/2031	684	707
Ginnie Mae I Pool 7% 8/15/2031	212	219
Ginnie Mae I Pool 7% 8/15/2031	188	194
Ginnie Mae I Pool 7% 8/15/2031	78	80
Ginnie Mae I Pool 7% 8/15/2031	77	78
Ginnie Mae I Pool 7% 8/15/2032	3,667	3,789
Ginnie Mae I Pool 7% 8/15/2032	2,200	2,261
Ginnie Mae I Pool 7% 8/15/2032	1,351	1,403
Ginnie Mae I Pool 7% 8/15/2032	1,155	1,198
Ginnie Mae I Pool 7% 8/15/2032	848	881
Ginnie Mae I Pool 7% 8/15/2032	758	784
Ginnie Mae I Pool 7% 8/15/2032	669	693
Ginnie Mae I Pool 7% 8/15/2032	374	377
Ginnie Mae I Pool 7% 9/15/2027	101	102
Ginnie Mae I Pool 7% 9/15/2028	1,571	1,597
Ginnie Mae I Pool 7% 9/15/2028	1,532	1,559
Ginnie Mae I Pool 7% 9/15/2028	1,259	1,278
Ginnie Mae I Pool 7% 9/15/2028	755	766
Ginnie Mae I Pool 7% 9/15/2028	359	365
Ginnie Mae I Pool 7% 9/15/2028	315	318
Ginnie Mae I Pool 7% 9/15/2028	256	258
Ginnie Mae I Pool 7% 9/15/2028	228	232
Ginnie Mae I Pool 7% 9/15/2028	206	209
Ginnie Mae I Pool 7% 9/15/2028	187	189
Ginnie Mae I Pool 7% 9/15/2028	177	179
Ginnie Mae I Pool 7% 9/15/2028	133	135
Ginnie Mae I Pool 7% 9/15/2028	77	79
Ginnie Mae I Pool 7% 9/15/2029	181	182
Ginnie Mae I Pool 7% 9/15/2030	2,186	2,254
Ginnie Mae I Pool 7% 9/15/2031	8,712	8,964
Ginnie Mae I Pool 7% 9/15/2031	4,994	5,168
Ginnie Mae I Pool 7% 9/15/2031	4,156	4,301
Ginnie Mae I Pool 7% 9/15/2031	3,317	3,431
Ginnie Mae I Pool 7% 9/15/2031	2,710	2,805
Ginnie Mae I Pool 7% 9/15/2031	1,765	1,826
Ginnie Mae I Pool 7% 9/15/2031	1,239	1,278
Ginnie Mae I Pool 7% 9/15/2031	471	485
Ginnie Mae I Pool 7% 9/15/2031	361	374
Ginnie Mae I Pool 7% 9/15/2031	119	123
Ginnie Mae I Pool 7% 9/15/2031	38	40
Ginnie Mae I Pool 7.5% 1/15/2027	18	18
Ginnie Mae I Pool 7.5% 1/15/2028	1,072	1,087
Ginnie Mae I Pool 7.5% 1/15/2031	737	766
Ginnie Mae I Pool 7.5% 1/15/2031	232	241
Ginnie Mae I Pool 7.5% 10/15/2027	2,569	2,596
Ginnie Mae I Pool 7.5% 10/15/2027	1,989	2,024
Ginnie Mae I Pool 7.5% 10/15/2027	1,543	1,572
Ginnie Mae I Pool 7.5% 10/15/2027	1,480	1,507
Ginnie Mae I Pool 7.5% 10/15/2027	531	539
Ginnie Mae I Pool 7.5% 10/15/2027	300	306
Ginnie Mae I Pool 7.5% 10/15/2027	207	211
Ginnie Mae I Pool 7.5% 10/15/2027	186	189
Ginnie Mae I Pool 7.5% 10/15/2027	157	159
Ginnie Mae I Pool 7.5% 10/15/2027	143	145
Ginnie Mae I Pool 7.5% 10/15/2027	133	134
Ginnie Mae I Pool 7.5% 10/15/2027	121	123
Ginnie Mae I Pool 7.5% 10/15/2027	91	91
Ginnie Mae I Pool 7.5% 10/15/2028	343	351
Ginnie Mae I Pool 7.5% 10/15/2028	163	167
Ginnie Mae I Pool 7.5% 11/15/2025	99	99
Ginnie Mae I Pool 7.5% 11/15/2025	87	87
Ginnie Mae I Pool 7.5% 11/15/2025	30	30
Ginnie Mae I Pool 7.5% 11/15/2025	14	14
Ginnie Mae I Pool 7.5% 11/15/2025	3	3
Ginnie Mae I Pool 7.5% 11/15/2027	174	177
Ginnie Mae I Pool 7.5% 11/15/2027	120	122
Ginnie Mae I Pool 7.5% 11/15/2027	105	106
Ginnie Mae I Pool 7.5% 11/15/2029	222	230
Ginnie Mae I Pool 7.5% 12/15/2026	3	3
Ginnie Mae I Pool 7.5% 12/15/2027	1,046	1,067
Ginnie Mae I Pool 7.5% 12/15/2027	783	795
Ginnie Mae I Pool 7.5% 12/15/2027	655	667
Ginnie Mae I Pool 7.5% 12/15/2027	342	346
Ginnie Mae I Pool 7.5% 12/15/2027	159	162
Ginnie Mae I Pool 7.5% 12/15/2027	93	95
Ginnie Mae I Pool 7.5% 12/15/2027	75	75
Ginnie Mae I Pool 7.5% 12/15/2027	49	49
Ginnie Mae I Pool 7.5% 12/15/2027	22	23
Ginnie Mae I Pool 7.5% 12/15/2027	20	20
Ginnie Mae I Pool 7.5% 12/15/2028	148	151
Ginnie Mae I Pool 7.5% 2/15/2027	237	239
Ginnie Mae I Pool 7.5% 2/15/2027	123	125
Ginnie Mae I Pool 7.5% 3/15/2026	34	34
Ginnie Mae I Pool 7.5% 3/15/2026	18	18
Ginnie Mae I Pool 7.5% 3/15/2027	82	83
Ginnie Mae I Pool 7.5% 3/15/2028	738	755
Ginnie Mae I Pool 7.5% 3/15/2031	2,533	2,653
Ginnie Mae I Pool 7.5% 4/15/2027	873	881
Ginnie Mae I Pool 7.5% 4/15/2027	385	389
Ginnie Mae I Pool 7.5% 4/15/2027	249	252
Ginnie Mae I Pool 7.5% 4/15/2027	200	202
Ginnie Mae I Pool 7.5% 4/15/2027	188	190
Ginnie Mae I Pool 7.5% 4/15/2027	137	139
Ginnie Mae I Pool 7.5% 4/15/2027	69	70
Ginnie Mae I Pool 7.5% 4/15/2027	37	37
Ginnie Mae I Pool 7.5% 4/15/2028	86	88
Ginnie Mae I Pool 7.5% 4/15/2028	13	13
Ginnie Mae I Pool 7.5% 5/15/2027	496	500
Ginnie Mae I Pool 7.5% 5/15/2027	152	154
Ginnie Mae I Pool 7.5% 5/15/2027	95	96
Ginnie Mae I Pool 7.5% 5/15/2027	16	17
Ginnie Mae I Pool 7.5% 6/15/2027	1,878	1,900
Ginnie Mae I Pool 7.5% 6/15/2027	463	467
Ginnie Mae I Pool 7.5% 6/15/2027	195	197
Ginnie Mae I Pool 7.5% 6/15/2027	84	85
Ginnie Mae I Pool 7.5% 6/15/2027	72	73
Ginnie Mae I Pool 7.5% 6/15/2027	55	55
Ginnie Mae I Pool 7.5% 6/15/2027	1	1
Ginnie Mae I Pool 7.5% 6/15/2029	55	55
Ginnie Mae I Pool 7.5% 7/15/2027	2,218	2,252
Ginnie Mae I Pool 7.5% 7/15/2027	1,029	1,042
Ginnie Mae I Pool 7.5% 7/15/2027	988	997
Ginnie Mae I Pool 7.5% 7/15/2027	799	812
Ginnie Mae I Pool 7.5% 7/15/2027	525	532
Ginnie Mae I Pool 7.5% 7/15/2027	344	347
Ginnie Mae I Pool 7.5% 7/15/2027	157	159
Ginnie Mae I Pool 7.5% 7/15/2027	126	127
Ginnie Mae I Pool 7.5% 7/15/2027	89	90
Ginnie Mae I Pool 7.5% 7/15/2028	4,158	4,260
Ginnie Mae I Pool 7.5% 7/15/2029	1,493	1,545
Ginnie Mae I Pool 7.5% 7/15/2029	686	704
Ginnie Mae I Pool 7.5% 8/15/2027	1,235	1,255
Ginnie Mae I Pool 7.5% 8/15/2027	443	450
Ginnie Mae I Pool 7.5% 8/15/2027	261	263
Ginnie Mae I Pool 7.5% 8/15/2027	141	143
Ginnie Mae I Pool 7.5% 8/15/2027	138	140
Ginnie Mae I Pool 7.5% 8/15/2027	105	106
Ginnie Mae I Pool 7.5% 8/15/2027	32	32
Ginnie Mae I Pool 7.5% 8/15/2028	2,106	2,162
Ginnie Mae I Pool 7.5% 8/15/2028	911	935
Ginnie Mae I Pool 7.5% 8/15/2028	330	337
Ginnie Mae I Pool 7.5% 8/15/2028	98	98
Ginnie Mae I Pool 7.5% 8/15/2029	174	180
Ginnie Mae I Pool 7.5% 9/15/2027	2,566	2,612
Ginnie Mae I Pool 7.5% 9/15/2027	238	242
Ginnie Mae I Pool 7.5% 9/15/2027	124	126
Ginnie Mae I Pool 7.5% 9/15/2027	87	87
Ginnie Mae I Pool 7.5% 9/15/2027	64	64
Ginnie Mae I Pool 7.5% 9/15/2027	5	5
Ginnie Mae I Pool 7.5% 9/15/2028	2,492	2,557
Ginnie Mae I Pool 7.5% 9/15/2028	1,410	1,433
Ginnie Mae I Pool 7.5% 9/15/2031	5,689	5,917
Ginnie Mae I Pool 8% 1/15/2028	1,396	1,420
Ginnie Mae I Pool 8% 10/15/2025	1	1
Ginnie Mae I Pool 8% 10/15/2029	421	433
Ginnie Mae I Pool 8% 11/15/2027	310	315
Ginnie Mae I Pool 8% 12/15/2027	1,520	1,543
Ginnie Mae I Pool 8% 12/15/2027	546	553
Ginnie Mae I Pool 8% 12/15/2027	452	457
Ginnie Mae I Pool 8% 12/15/2027	179	181
Ginnie Mae I Pool 8% 4/15/2026	69	69
Ginnie Mae I Pool 8% 7/15/2027	505	512
Ginnie Mae I Pool 8% 8/15/2027	213	215
Ginnie Mae I Pool 8% 8/15/2027	143	145
Ginnie Mae I Pool 8% 9/15/2026	30	30
Ginnie Mae I Pool 8% 9/15/2029	188	193
Ginnie Mae I Pool 8.5% 1/15/2031	6,984	7,256
Ginnie Mae I Pool 8.5% 10/15/2028	238	242
Ginnie Mae I Pool 8.5% 11/15/2027	152	155
Ginnie Mae I Pool 8.5% 11/15/2027	128	130
Ginnie Mae I Pool 8.5% 12/15/2029	378	388
Ginnie Mae I Pool 8.5% 7/15/2030	582	601
Ginnie Mae I Pool 8.5% 8/15/2029	503	515
Ginnie Mae II Pool 2% 1/20/2051	95,071,449	77,875,905
Ginnie Mae II Pool 2% 10/1/2055 (f)	194,975,000	159,572,512
Ginnie Mae II Pool 2% 11/20/2050	28,176,133	23,079,925
Ginnie Mae II Pool 2% 12/20/2050	29,268,635	23,967,966
Ginnie Mae II Pool 2% 12/20/2051	111,718	91,494
Ginnie Mae II Pool 2% 2/20/2051	61,813,057	50,632,948
Ginnie Mae II Pool 2% 4/20/2051	2,262,685	1,853,434
Ginnie Mae II Pool 2% 9/1/2055 (f)	529,900,000	433,787,163
Ginnie Mae II Pool 2% 9/20/2050	15,309,168	12,544,987
Ginnie Mae II Pool 2.5% 11/20/2051	6,451,016	5,496,767
Ginnie Mae II Pool 2.5% 12/20/2051	45,724,287	38,960,645
Ginnie Mae II Pool 2.5% 3/20/2052	6,152,805	5,243,629
Ginnie Mae II Pool 2.5% 5/20/2052	37,870,862	32,274,833
Ginnie Mae II Pool 2.5% 6/20/2051	10,411,136	8,871,097
Ginnie Mae II Pool 2.5% 6/20/2052	18,269,817	15,575,867
Ginnie Mae II Pool 2.5% 7/20/2051	44,722,316	38,106,888
Ginnie Mae II Pool 2.5% 8/20/2053	198,519	169,433
Ginnie Mae II Pool 2.5% 9/1/2055 (f)	101,100,000	86,116,859
Ginnie Mae II Pool 3% 1/20/2032	3,048,030	2,974,168
Ginnie Mae II Pool 3% 1/20/2043	3,825,962	3,504,235
Ginnie Mae II Pool 3% 10/20/2031	1,003,691	979,835
Ginnie Mae II Pool 3% 10/20/2043	49,844	45,510
Ginnie Mae II Pool 3% 11/20/2031	1,070,382	1,044,441
Ginnie Mae II Pool 3% 12/20/2031	1,625,136	1,586,133
Ginnie Mae II Pool 3% 12/20/2042	54,060	49,512
Ginnie Mae II Pool 3% 12/20/2046	19,135,579	17,187,659
Ginnie Mae II Pool 3% 12/20/2054	570,346	505,692
Ginnie Mae II Pool 3% 2/20/2031	130,431	127,619
Ginnie Mae II Pool 3% 3/20/2031	263,212	257,405
Ginnie Mae II Pool 3% 3/20/2050	7,161,002	6,362,670
Ginnie Mae II Pool 3% 3/20/2052	7,997,462	7,087,760
Ginnie Mae II Pool 3% 4/20/2031	981,931	960,267
Ginnie Mae II Pool 3% 4/20/2052	132,838,536	117,728,312
Ginnie Mae II Pool 3% 5/20/2031	2,098,336	2,051,512
Ginnie Mae II Pool 3% 5/20/2052	94,016,037	83,321,826
Ginnie Mae II Pool 3% 7/20/2031	27,540	26,906
Ginnie Mae II Pool 3% 8/20/2031	320,638	313,247
Ginnie Mae II Pool 3% 8/20/2042	7,503	6,879
Ginnie Mae II Pool 3% 9/20/2031	128,814	125,814
Ginnie Mae II Pool 3.5% 1/20/2042	4,798	4,502
Ginnie Mae II Pool 3.5% 1/20/2044	7,590	7,065
Ginnie Mae II Pool 3.5% 10/20/2040	1,999	1,881
Ginnie Mae II Pool 3.5% 10/20/2041	3,343	3,137
Ginnie Mae II Pool 3.5% 11/20/2041	313,921	294,623
Ginnie Mae II Pool 3.5% 11/20/2043	3,000	2,797
Ginnie Mae II Pool 3.5% 12/20/2041	6,485,450	6,086,867
Ginnie Mae II Pool 3.5% 2/20/2043	98,759	92,329
Ginnie Mae II Pool 3.5% 3/20/2043	98,493	92,056
Ginnie Mae II Pool 3.5% 4/20/2043	126,213	117,934
Ginnie Mae II Pool 3.5% 4/20/2046	180,937	166,977
Ginnie Mae II Pool 3.5% 5/20/2043	5,710,433	5,311,639
Ginnie Mae II Pool 3.5% 5/20/2046	249,951	230,666
Ginnie Mae II Pool 3.5% 5/20/2046	63,385	58,495
Ginnie Mae II Pool 3.5% 8/20/2043	3,439	3,210
Ginnie Mae II Pool 3.5% 9/20/2043	745,931	695,763
Ginnie Mae II Pool 4% 1/20/2041	874,822	847,924
Ginnie Mae II Pool 4% 1/20/2042	457,952	442,992
Ginnie Mae II Pool 4% 1/20/2046	91,865	87,854
Ginnie Mae II Pool 4% 10/1/2055 (f)	12,300,000	11,467,463
Ginnie Mae II Pool 4% 10/20/2040	500,686	485,400
Ginnie Mae II Pool 4% 10/20/2041	5,011,747	4,850,430
Ginnie Mae II Pool 4% 11/20/2040	5,732,026	5,556,395
Ginnie Mae II Pool 4% 11/20/2041	19,672	19,032
Ginnie Mae II Pool 4% 2/20/2041	126,531	122,623
Ginnie Mae II Pool 4% 3/20/2041	528,479	512,141
Ginnie Mae II Pool 4% 3/20/2047	385,141	367,599
Ginnie Mae II Pool 4% 4/20/2042	119,175	115,218
Ginnie Mae II Pool 4% 4/20/2043	2,643	2,554
Ginnie Mae II Pool 4% 4/20/2047	25,470,025	24,309,980
Ginnie Mae II Pool 4% 5/20/2046	1,794,851	1,715,347
Ginnie Mae II Pool 4% 6/20/2042	7,785	7,524
Ginnie Mae II Pool 4% 7/20/2033	1,911	1,879
Ginnie Mae II Pool 4% 8/20/2041	59,570	57,659
Ginnie Mae II Pool 4% 8/20/2043	393,805	379,656
Ginnie Mae II Pool 4% 8/20/2048	4,510,043	4,283,490
Ginnie Mae II Pool 4% 9/1/2055 (f)	24,600,000	22,940,691
Ginnie Mae II Pool 4% 9/20/2040	2,567,571	2,489,079
Ginnie Mae II Pool 4.5% 1/20/2041	567,772	564,819
Ginnie Mae II Pool 4.5% 10/1/2055 (f)	23,325,000	22,446,832
Ginnie Mae II Pool 4.5% 10/20/2035	5,328	5,315
Ginnie Mae II Pool 4.5% 10/20/2039	6,069	5,953
Ginnie Mae II Pool 4.5% 10/20/2040	120,203	119,593
Ginnie Mae II Pool 4.5% 10/20/2040	85,581	83,934
Ginnie Mae II Pool 4.5% 11/20/2040	160,345	159,518
Ginnie Mae II Pool 4.5% 11/20/2040	35,891	35,167
Ginnie Mae II Pool 4.5% 11/20/2054	64,553,552	62,204,145
Ginnie Mae II Pool 4.5% 12/20/2039	33,914	33,276
Ginnie Mae II Pool 4.5% 12/20/2040	18,668	18,293
Ginnie Mae II Pool 4.5% 2/20/2041	2,053,992	2,043,223
Ginnie Mae II Pool 4.5% 2/20/2041	1,666	1,632
Ginnie Mae II Pool 4.5% 2/20/2055	3,672,528	3,536,285
Ginnie Mae II Pool 4.5% 3/20/2036	41,780	41,668
Ginnie Mae II Pool 4.5% 3/20/2041	136,181	135,467
Ginnie Mae II Pool 4.5% 4/20/2035	2,076	2,070
Ginnie Mae II Pool 4.5% 4/20/2040	16,047	15,733
Ginnie Mae II Pool 4.5% 4/20/2041	933,317	928,379
Ginnie Mae II Pool 4.5% 4/20/2055	24,152,301	23,256,303
Ginnie Mae II Pool 4.5% 5/20/2040	143,462	142,762
Ginnie Mae II Pool 4.5% 5/20/2041	2,910,853	2,895,325
Ginnie Mae II Pool 4.5% 5/20/2042	2,941	2,925
Ginnie Mae II Pool 4.5% 6/20/2033	19,485	19,441
Ginnie Mae II Pool 4.5% 6/20/2039	6,699	6,576
Ginnie Mae II Pool 4.5% 6/20/2040	15,612	15,319
Ginnie Mae II Pool 4.5% 6/20/2041	2,760,308	2,745,345
Ginnie Mae II Pool 4.5% 7/20/2039	1,417	1,404
Ginnie Mae II Pool 4.5% 7/20/2040	231,770	230,611
Ginnie Mae II Pool 4.5% 7/20/2040	1,370	1,344
Ginnie Mae II Pool 4.5% 8/20/2040	26,962	26,828
Ginnie Mae II Pool 4.5% 9/20/2040	1,266,314	1,259,885
Ginnie Mae II Pool 5% 1/20/2055	50,944,172	50,414,291
Ginnie Mae II Pool 5% 10/1/2055 (f)	20,000,000	19,770,998
Ginnie Mae II Pool 5% 12/20/2054	9,759,425	9,670,877
Ginnie Mae II Pool 5% 5/20/2055	85,413,838	84,525,432
Ginnie Mae II Pool 5% 9/1/2055 (f)	40,000,000	39,573,248
Ginnie Mae II Pool 5% 9/20/2033	917,011	928,364
Ginnie Mae II Pool 5.5% 10/1/2055 (f)	182,825,000	184,009,505
Ginnie Mae II Pool 5.5% 12/20/2054	8,802,233	8,871,636
Ginnie Mae II Pool 5.5% 9/1/2055 (f)	365,650,000	368,347,510
Ginnie Mae II Pool 6% 10/1/2055 (f)	329,575,000	335,841,968
Ginnie Mae II Pool 6% 11/20/2031	25,555	26,314
Ginnie Mae II Pool 6% 12/20/2054	11,813,340	12,045,688
Ginnie Mae II Pool 6% 5/20/2032	120,566	124,435
Ginnie Mae II Pool 6% 9/1/2055 (f)	644,675,000	657,538,137
Ginnie Mae II Pool 6.5% 1/20/2032	1,104	1,142
Ginnie Mae II Pool 6.5% 11/20/2031	4,516	4,672
Ginnie Mae II Pool 6.5% 3/20/2031	5,718	5,898
Ginnie Mae II Pool 6.5% 4/20/2031	700	722
Ginnie Mae II Pool 6.5% 5/20/2055	21,853,100	22,508,980
Ginnie Mae II Pool 6.5% 6/20/2031	647	668
Ginnie Mae II Pool 6.5% 7/20/2031	811	839
Ginnie Mae II Pool 6.5% 8/20/2031	787	813
Ginnie Mae II Pool 7% 2/20/2032	34,846	36,314
Ginnie Mae II Pool 7% 3/20/2032	17,010	17,735
Uniform Mortgage Backed Securities 2% 10/1/2055 (f)	555,800,000	441,383,401
Uniform Mortgage Backed Securities 2% 9/1/2055 (f)	919,225,000	729,850,310
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (f)	116,825,000	97,001,258
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (f)	183,200,000	152,091,779
Uniform Mortgage Backed Securities 3% 9/1/2055 (f)	3,650,000	3,162,382
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (f)	60,050,000	54,235,004
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (f)	117,750,000	106,393,566
Uniform Mortgage Backed Securities 4% 10/1/2055 (f)	41,000,000	38,251,717
Uniform Mortgage Backed Securities 4% 9/1/2055 (f)	80,100,000	74,758,956
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (f)	77,875,000	74,848,217
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (f)	98,175,000	94,432,078
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (f)	120,925,000	121,633,548
Uniform Mortgage Backed Securities 6% 10/1/2055 (f)	16,325,000	16,665,530
Uniform Mortgage Backed Securities 6% 9/1/2055 (f)	52,425,000	53,563,608
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (f)	229,175,000	237,473,633
TOTAL UNITED STATES		10,736,062,814
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,977,082,093)		10,736,062,814

U.S. Treasury Obligations - 43.8%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	238,590,000	158,047,236
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	239,992,850
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	311,610,000	213,659,778
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	482,950,000	272,564,906
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.47	196,840,000	117,665,724
US Treasury Bonds 3% 2/15/2047	1.16 to 1.19	442,997,000	329,063,709
US Treasury Bonds 3.25% 5/15/2042	3.39 to 3.44	163,800,000	134,693,508
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	200,000,000	160,085,938
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	119,935,547
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	56,211,000	48,240,456
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	710,971,660
US Treasury Bonds 4.25% 2/15/2054	4.31 to 4.68	449,203,000	401,896,309
US Treasury Bonds 4.25% 8/15/2054	3.96	48,104,000	43,038,048
US Treasury Bonds 4.5% 11/15/2054	4.39 to 4.82	235,200,000	219,553,687
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	67,520,000	65,499,675
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.98	520,549,000	506,396,574
US Treasury Bonds 5% 5/15/2045	4.91	2,540,000	2,582,465
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	25,023,946	23,684,437
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	478,773,000	444,529,508
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	545,661,979
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.35	150,000,000	147,187,500
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	958,477
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	597,900,000	579,542,605
US Treasury Notes 3.5% 9/30/2029	3.91	147,300,000	146,511,715
US Treasury Notes 3.625% 8/31/2029	3.44	148,800,000	148,730,250
US Treasury Notes 3.75% 4/15/2028	3.69	34,930,000	35,063,716
US Treasury Notes 3.75% 5/15/2028	3.77	79,250,000	79,579,030
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	94,625,196
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	378,193,358
US Treasury Notes 3.875% 6/30/2030	3.79	74,000,000	74,607,031
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	684,842,704
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	198,000,000	194,132,822
US Treasury Notes 4% 10/31/2029	4.12 to 4.13	1,270,000,000	1,287,164,837
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	477,187,498
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	13,080,902
US Treasury Notes 4% 4/30/2032	4.16	212,000,000	213,225,625
US Treasury Notes 4% 5/31/2030	4.04	157,000,000	159,177,149
US Treasury Notes 4% 6/30/2032	3.99	201,000,000	202,036,406
US Treasury Notes 4% 7/31/2030 (n)	4.05 to 4.06	500,000,000	506,582,030
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	277,600,000	278,857,875
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	92,389,883
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	515,112,000	520,866,769
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	476,573,905
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	116,255,000	117,720,522
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	177,868,425
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.37	215,000,000	220,064,258
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.33	557,000,000	560,655,313
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	389,158,593
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.46	480,000,000	481,500,000
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	618,837,188
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	597,513,280
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	464,027,346
US Treasury Notes 4.625% 2/15/2035	4.29	128,000,000	132,380,006
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	287,740,781
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	125,010,000	123,154,383
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	587,818,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,345,550,803)			16,307,319,497

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $952,169,129)	4.36	951,984,946	952,175,343

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	59,960,000	379,322
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	10,960,000	376,846
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	32,030,000	1,097,934
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	30,100,000	1,057,775
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	25,490,000	934,583
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	30,780,000	1,069,619
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	12,810,000	458,661
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	23,430,000	542,571
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	59,370,000	2,053,359
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	21,270,000	541,372
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	53,660,000	1,397,958

TOTAL PUT SWAPTIONS			9,910,000
Call Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	59,960,000	2,416,157
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	10,960,000	386,364
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	32,030,000	1,131,968
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	30,100,000	1,029,204
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	25,490,000	830,512
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	30,780,000	1,077,896
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	12,810,000	434,149
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	23,430,000	723,222
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	59,370,000	2,153,818
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	21,270,000	629,399
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	53,660,000	1,612,877

TOTAL CALL SWAPTIONS			12,425,566
TOTAL PURCHASED SWAPTIONS (Cost $25,426,682)			22,335,566

TOTAL INVESTMENT IN SECURITIES - 112.1% (Cost $43,298,969,989)	41,703,361,331
NET OTHER ASSETS (LIABILITIES) - (12.1)%	(4,469,454,582)
NET ASSETS - 100.0%	37,233,906,749

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(389,950,000)	(319,221,181)
Ginnie Mae II Pool 4% 9/1/2055	(24,600,000)	(22,940,691)
Ginnie Mae II Pool 4.5% 9/1/2055	(23,325,000)	(22,457,764)
Ginnie Mae II Pool 5% 9/1/2055	(40,000,000)	(39,573,248)
Ginnie Mae II Pool 5.5% 9/1/2055	(365,650,000)	(368,347,510)
Ginnie Mae II Pool 6% 9/1/2055	(506,175,000)	(516,274,659)
Uniform Mortgage Backed Securities 2% 9/1/2055	(892,975,000)	(709,008,221)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(196,700,000)	(163,299,416)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(109,850,000)	(99,255,484)
Uniform Mortgage Backed Securities 4% 10/1/2055	(13,500,000)	(12,595,077)
Uniform Mortgage Backed Securities 4% 9/1/2055	(80,100,000)	(74,758,956)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(98,175,000)	(94,432,078)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(16,000,000)	(16,093,750)
Uniform Mortgage Backed Securities 6% 9/1/2055	(32,650,000)	(33,359,119)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(104,350,000)	(108,128,607)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,599,745,761)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,585,364,665)		(2,599,745,761)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	7,251	12/19/2025	815,850,797	4,607,394	4,607,394
CBOT 2Y US Treasury Notes Contracts (United States)	3,279	12/31/2025	683,953,289	1,265,961	1,265,961
CBOT 5Y US Treasury Notes Contracts (United States)	6,542	12/31/2025	716,349,000	3,476,026	3,476,026
CBOT US Treasury Long Bond Contracts (United States)	909	12/19/2025	103,910,063	569,426	569,426

TOTAL PURCHASED					9,918,807

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	3,015	12/19/2025	339,234,609	(1,937,122)	(1,937,122)
CBOT 5Y US Treasury Notes Contracts (United States)	1,187	12/31/2025	129,976,500	(641,906)	(641,906)
CBOT US Treasury Ultra Bond Contracts (United States)	20	12/19/2025	2,328,750	8,710	8,710

TOTAL SOLD					(2,570,318)

TOTAL FUTURES CONTRACTS					7,348,489
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(10,291)	(30,235)	(40,526)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,970,000	315,020	(467,018)	(151,998)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,520,000	402,970	(618,119)	(215,149)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	810,000	129,526	(206,541)	(77,015)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,380,000	220,674	(352,069)	(131,395)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	223,872	(403,867)	(179,995)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	470,000	75,157	(137,969)	(62,812)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	2,850,000	455,740	(810,003)	(354,263)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	150,000	23,986	(41,567)	(17,581)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	1,870,000	299,029	(512,249)	(213,220)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,230,000	196,688	(286,297)	(89,609)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	388,578	(564,787)	(176,209)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	690,000	110,337	(165,432)	(55,095)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,510,000	241,462	(363,819)	(122,357)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	30,383	(41,126)	(10,743)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	900,000	143,918	(196,235)	(52,317)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	220,000	35,180	(54,626)	(19,446)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	100,743	(167,959)	(67,216)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	560,000	89,549	(128,438)	(38,889)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	6,100,000	405,446	(231,884)	173,562
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	132,933	(78,212)	54,721
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	66,467	(38,528)	27,939
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	7,000,000	465,266	(253,374)	211,892
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	330,202	(181,900)	148,302
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	2,900,000	341,995	(192,123)	149,872
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	82,550	(49,647)	32,903
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	2,195,000	276,790	(274,047)	2,743
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	2,100,000	139,580	(103,574)	36,006
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,400,000	197,703	(223,179)	(25,476)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	3,800,000	479,182	(614,560)	(135,378)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	600,000	70,758	(89,004)	(18,246)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,500,000	189,151	(217,033)	(27,882)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	50,440	(57,457)	(7,017)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,500,000	99,700	(111,313)	(11,613)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	2,700,000	340,471	(354,427)	(13,956)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	3,100,000	206,046	(222,909)	(16,863)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	24,600,000	(16,421)	23,799	7,378

TOTAL BUY PROTECTION							7,330,780	(8,817,728)	(1,486,948)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	10,291	65,617	75,908
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	13,200,000	(177,170)	288,771	111,601
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,800,000	(198,646)	358,008	159,362
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	12,125,000	(162,742)	295,177	132,435
CMBX AAA Series 15 Index	NR	11/18/2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,899,347	(33,044)	151,145	118,101
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,000,000	(187,908)	278,585	90,677
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(41,608)	49,425	7,817
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(114,087)	132,931	18,844
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	6,399,578	(21,362)	48,094	26,732
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	5,100,000	(68,452)	79,759	11,307
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(51,004)	50,710	(294)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	7,200,000	(96,638)	92,327	(4,311)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	17,300,000	(232,201)	321,505	89,304
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	10,200,000	(136,904)	184,178	47,274
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	9,800,000	(131,536)	240,593	109,057
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(8,053)	16,252	8,199
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,600,000	(21,475)	27,384	5,909

TOTAL SELL PROTECTION							(1,672,539)	2,680,461	1,007,922
TOTAL CREDIT DEFAULT SWAPS							5,658,241	(6,137,267)	(479,026)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2030	24,866,000	(376,814)	0	(376,814)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	108,877,000	(1,209,937)	0	(1,209,937)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	608,669,000	(5,101,289)	0	(5,101,289)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	400,547,000	(1,946,357)	0	(1,946,357)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	212,511,000	(2,292,815)	0	(2,292,815)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	104,771,000	(665,822)	0	(665,822)
TOTAL INTEREST RATE SWAPS							(11,593,034)	0	(11,593,034)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,026,013,563 or 16.2% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $206,932 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $36,690,295.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,767,188.
(o)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,986,812.
(p)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $238,977.

(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	501,967,787	9,260,246,964	8,810,039,408	39,294,151	-	-	952,175,343	951,984,946	1.8%
Fidelity Securities Lending Cash Central Fund	-	4,134,514,314	4,134,514,314	252,272	-	-	-	-	0.0%
Total	501,967,787	13,394,761,278	12,944,553,722	39,546,423	-	-	952,175,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,221,930,764	-	3,221,930,764	-

Bank Notes
Financials	64,722,884	-	64,722,884	-

Collateralized Mortgage Obligations	869,480,906	-	869,480,874	32

Commercial Mortgage Securities	1,647,131,408	-	1,628,946,684	18,184,724

Foreign Government and Government Agency Obligations	20,992,486	-	20,992,486	-

Non-Convertible Corporate Bonds
Communication Services	607,169,514	-	607,169,514	-
Consumer Discretionary	84,825,143	-	84,825,143	-
Consumer Staples	231,679,180	-	231,679,180	-
Energy	1,097,632,091	-	1,097,632,091	-
Financials	3,413,706,902	-	3,413,706,902	-
Health Care	447,525,159	-	447,525,159	-
Industrials	319,536,870	-	319,536,870	-
Information Technology	214,599,350	-	214,599,350	-
Materials	46,728,231	-	46,728,231	-
Real Estate	1,051,260,018	-	1,051,260,018	-
Utilities	339,544,371	-	339,544,371	-

Preferred Securities
Financials	7,002,834	-	7,002,834	-

U.S. Government Agency - Mortgage Securities	10,736,062,814	-	10,736,062,814	-

U.S. Treasury Obligations	16,307,319,497	-	16,307,319,497	-

Money Market Funds	952,175,343	952,175,343	-	-

Purchased Swaptions	22,335,566	-	22,335,566	-
Total Investments in Securities:	41,703,361,331	952,175,343	40,733,001,232	18,184,756
Derivative Instruments:

Assets
Futures Contracts	9,927,517	9,927,517	-	-
Swaps	7,367,783	-	7,367,783	-
Total Assets	17,295,300	9,927,517	7,367,783	-

Liabilities
Futures Contracts	(2,579,028)	(2,579,028)	-	-
Swaps	(13,302,576)	-	(13,302,576)	-
Total Liabilities	(15,881,604)	(2,579,028)	(13,302,576)	-
Total Derivative Instruments:	1,413,696	7,348,489	(5,934,793)	-
Other Financial Instruments:

TBA Sale Commitments	(2,599,745,761)	-	(2,599,745,761)	-
Total Other Financial Instruments:	(2,599,745,761)	-	(2,599,745,761)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	7,367,783	(1,709,542)
Total Credit Risk	7,367,783	(1,709,542)
Interest Rate Risk
Futures Contracts (b)	9,927,517	(2,579,028)
Purchased Swaptions (c)	22,335,566	-
Swaps (d)	-	(11,593,034)
Total Interest Rate Risk	32,263,083	(14,172,062)
Total Value of Derivatives	39,630,866	(15,881,604)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,346,800,860)	$40,751,185,988
Fidelity Central Funds (cost $952,169,129)	952,175,343

Total Investment in Securities (cost $43,298,969,989)		$41,703,361,331
Cash		18,064
Receivable for investments sold		1,197,754
Receivable for TBA sale commitments		2,585,364,665
Receivable for fund shares sold		104,845,204
Interest receivable		280,993,646
Distributions receivable from Fidelity Central Funds		3,086,960
Receivable for daily variation margin on futures contracts		141,907
Receivable for daily variation margin on centrally cleared swaps		473,567
Bi-lateral OTC swaps, at value		7,367,783
Other receivables		83,973
Total assets		44,686,934,854
Liabilities
Payable for investments purchased
Regular delivery	$175,541,972
Delayed delivery	4,642,669,299
TBA sale commitments, at value	2,599,745,761
Payable for fund shares redeemed	32,704,428
Bi-lateral OTC swaps, at value	1,709,542
Payable for daily variation margin on futures contracts	413,157
Other payables and accrued expenses	243,946
Total liabilities		7,453,028,105
Net Assets		$37,233,906,749
Net Assets consist of:
Paid in capital		$41,316,245,208
Total accumulated earnings (loss)		(4,082,338,459)
Net Assets		$37,233,906,749
Net Asset Value, offering price and redemption price per share ($37,233,906,749 ÷ 3,674,352,056 shares)		$10.13
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$531,883
Interest		1,531,374,442
Income from Fidelity Central Funds (including $252,272 from security lending)		39,546,423
Total income		1,571,452,748
Expenses
Custodian fees and expenses	$520,832
Independent trustees' fees and expenses	88,927
Total expenses before reductions	609,759
Expense reductions	(89,128)
Total expenses after reductions		520,631
Net Investment income (loss)		1,570,932,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(344,111,073)
Futures contracts	(15,584,434)
Swaps	10,170,476
Written options	994,449
Total net realized gain (loss)		(348,530,582)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	114,817,558
Futures contracts	10,740,152
Swaps	9,816,898
TBA sale commitments	(740,757)
Total change in net unrealized appreciation (depreciation)		134,633,851
Net gain (loss)		(213,896,731)
Net increase (decrease) in net assets resulting from operations		$1,357,035,386
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,570,932,117	$1,532,494,971
Net realized gain (loss)	(348,530,582)	(601,727,768)
Change in net unrealized appreciation (depreciation)	134,633,851	1,848,699,562
Net increase (decrease) in net assets resulting from operations	1,357,035,386	2,779,466,765
Distributions to shareholders	(1,557,399,628)	(1,496,948,909)

Share transactions
Proceeds from sales of shares	7,117,016,704	5,781,881,932
Reinvestment of distributions	1,557,389,339	1,496,205,845
Cost of shares redeemed	(7,537,921,703)	(6,739,123,188)

Net increase (decrease) in net assets resulting from share transactions	1,136,484,340	538,964,589
Total increase (decrease) in net assets	936,120,098	1,821,482,445

Net Assets
Beginning of period	36,297,786,651	34,476,304,206
End of period	$37,233,906,749	$36,297,786,651

Other Information
Shares
Sold	709,643,605	585,124,141
Issued in reinvestment of distributions	154,863,267	151,767,192
Redeemed	(750,299,161)	(682,503,219)
Net increase (decrease)	114,207,711	54,388,114

Financial Highlights
Fidelity® Series Investment Grade Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.83	$10.22	$11.80	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.443	.432	.391	.273	.267
Net realized and unrealized gain (loss)	(.074)	.360	(.395)	(1.568)	(.028)
Total from investment operations	.369	.792	(.004)	(1.295)	.239
Distributions from net investment income	(.439)	(.422)	(.386)	(.276)	(.251)
Distributions from net realized gain	-	-	-	(.009)	(.468)
Total distributions	(.439)	(.422)	(.386)	(.285)	(.719)
Net asset value, end of period	$10.13	$10.20	$9.83	$10.22	$11.80
Total Return C	3.74%	8.29%	(.01)%	(11.11)%	2.06%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.41%	4.38%	3.94%	2.47%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$37,233,907	$36,297,787	$34,476,304	$32,875,472	$40,477,064
Portfolio turnover rate G	203%	219%	202%	159%	248%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Investment Grade Bond Fund	$83,843

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$430,143,826
Gross unrealized depreciation	(1,982,098,312)
Net unrealized appreciation (depreciation)	$(1,551,954,486)
Tax Cost	$43,235,024,630

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,449,415,967)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,624,499,202)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,014,843,406)
Long-term	(1,434,572,561)
Total capital loss carryforward	$(2,449,415,967)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,557,399,628	$ 1,496,948,909

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	(5,717,843)	6,001,603
Total Credit Risk	(5,717,843)	6,001,603
Interest Rate Risk
Futures Contracts	(15,584,434)	10,740,152
Purchased Options	(6,338,611)	(1,703,296)
Written Options	994,449	-
Swaps	15,888,319	3,815,295
Total Interest Rate Risk	(5,040,277)	12,852,151
Totals	(10,758,120)	18,853,754

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	33,513,057,319	35,884,610,015
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Investment Grade Bond Fund	2,748
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Investment Grade Bond Fund	27,215	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $89,128.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 38.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,557,399,628 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.873109.116
LIG-ANN-1025
Fidelity® U.S. Bond Index Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Bond Index Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	6,500,000	6,740,202
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	4,060,000	4,096,629
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	8,197,000	8,044,438
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	13,710,000	12,786,196
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	2,910,255	2,920,204
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	6,269,042	6,262,521
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	13,396,805	13,457,151
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	14,190,000	14,310,787
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	5,160,000	5,236,994
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	18,550,000	19,156,561
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	9,616,000	10,611,126
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	12,808,000	12,812,580
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,000,000	4,996,917
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	7,799,738	7,817,058
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	16,700,000	16,885,440
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	4,060,000	4,090,900
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	11,892,990	11,907,726
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	11,580,000	11,699,523
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	1,505,116	1,504,061
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	4,055,809	4,069,524
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	7,879,799	7,884,933
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	3,435,000	3,486,878
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	2,335,000	2,362,546
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	10,510,000	10,632,883
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	3,380,000	3,420,559
TOTAL UNITED STATES		207,194,337
TOTAL ASSET-BACKED SECURITIES (Cost $207,105,117)		207,194,337

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	4,075,000	4,333,990
Capital One NA 3.45% 7/27/2026	10,127,000	10,048,935
Citizens Bank NA/Providence RI 3.75% 2/18/2026	10,723,000	10,676,673
KeyBank NA/Cleveland OH 3.9% 4/13/2029	1,400,000	1,366,296
KeyBank NA/Cleveland OH 4.9% 8/8/2032	2,000,000	1,961,223
Regions Bank/Birmingham AL 6.45% 6/26/2037	1,850,000	1,999,542
Truist Bank 3.3% 5/15/2026	6,037,000	5,991,723
Truist Bank 3.8% 10/30/2026	2,573,000	2,557,108
Truist Bank 4.42% 7/24/2028 (c)	13,000,000	13,039,078
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	9,000,000	9,017,351
Wells Fargo Bank NA 5.45% 8/7/2026	5,000,000	5,052,515

TOTAL BANK NOTES (Cost $65,740,890)		66,044,434

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	4,928,596	4,898,527
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	33,271,649	29,427,735
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	16,432,831	14,519,831
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	6,000,000	5,418,129
BANK Series 2022-BNK41 Class A4, 3.9158% 4/15/2065 (c)	27,916,479	26,526,827
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	5,000,000	5,116,252
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	20,927,693	18,472,236
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	20,880,000	18,597,430
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	7,000,000	6,246,551
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (c)	18,028,000	19,290,703
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	7,924,856	7,495,257
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	18,628,064	18,266,478
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	13,581,251	11,870,838
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	20,299,379	18,030,879
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,500,000	3,725,831
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	3,000,000	3,090,000
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	9,440,000	8,734,424
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	3,320,000	3,524,290
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	15,860,000	16,819,251
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	14,743,149	14,604,528
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	17,078,544	16,785,948
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	15,529,025	15,532,496
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	258,942	258,057
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/17/2052	14,978,042	14,065,240
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/17/2052	14,978,042	14,058,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	4,432,626	4,408,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	15,914,719	15,727,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	11,668,549	11,508,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	418,711	417,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	13,702,081	13,533,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	18,911,288	18,658,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	6,180,678	6,176,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	13,178,164	13,171,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	11,796,839	11,562,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	40,855,884	39,340,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	59,506,180	55,458,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	50,584,119	44,685,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	25,809,211	22,777,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	12,256,958	10,838,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	17,206,140	15,194,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	22,648,307	20,031,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	6,669,796	5,949,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	9,492,376	8,575,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	8,168,083	7,169,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	22,338,983	19,823,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	4,000,000	3,868,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	30,500,000	29,457,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	2,600,000	2,312,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	6,900,000	6,226,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	15,000,000	14,980,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	10,300,000	10,177,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032	15,000,000	14,548,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	12,675,000	12,849,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	9,080,000	9,420,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	7,346,955	7,338,796
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	36,094,229	33,810,193
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	1,525,585	1,493,403
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	14,132,234	13,115,639
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	6,181,000	5,476,457
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	4,026,000	4,351,035
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	25,720,280	24,216,017
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	1,836,610	1,745,545
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	12,719,011	11,853,234
TOTAL UNITED STATES		867,629,308
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $922,233,523)		867,629,308

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 3.3% 3/15/2028	7,930,000	7,849,669
Province of British Columbia 2.25% 6/2/2026	18,944,000	18,706,443
Province of British Columbia 4.2% 7/6/2033	7,700,000	7,627,995
Province of British Columbia 4.9% 4/24/2029	12,800,000	13,288,320
Province of Ontario 1.125% 10/7/2030	19,052,000	16,632,205
Province of Ontario 2.3% 6/15/2026	11,337,000	11,189,052
Province of Ontario 2.5% 4/27/2026	3,972,000	3,932,876
Province of Quebec 2.5% 4/20/2026	9,329,000	9,239,908
Province of Quebec 2.75% 4/12/2027	10,154,000	9,980,468
Province of Quebec 4.25% 9/5/2034	4,100,000	4,033,375
Province of Quebec 4.5% 9/8/2033	7,800,000	7,878,546
TOTAL CANADA		110,358,857
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	24,746,000	21,058,846
Chilean Republic 3.125% 1/21/2026	1,000,000	994,375
Chilean Republic 3.24% 2/6/2028	9,215,000	9,030,700
Chilean Republic 3.625% 10/30/2042	10,385,000	8,406,658
Chilean Republic 3.86% 6/21/2047	4,931,000	3,796,870
Chilean Republic 4.95% 1/5/2036	9,000,000	8,928,000
Chilean Republic 5.33% 1/5/2054	8,800,000	8,272,000
Chilean Republic 5.65% 1/13/2037	3,100,000	3,227,100
TOTAL CHILE		63,714,549
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	5,792,000	6,682,925
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	27,839,000	26,182,580
Indonesia Government 3.4% 9/18/2029	12,400,000	12,045,980
Indonesia Government 3.5% 2/14/2050	21,266,000	15,381,698
Indonesia Government 5.25% 1/15/2030	5,000,000	5,194,649
Indonesia Government 5.35% 2/11/2049	13,600,000	13,260,000
Indonesia Government 5.6% 1/15/2035	5,500,000	5,781,875
TOTAL INDONESIA		77,846,782
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	11,430,000	11,126,153
Israel Government 3.375% 1/15/2050	23,561,000	15,390,919
Israel Government 5.375% 2/19/2030	4,500,000	4,617,268
Israel Government 5.375% 3/12/2029	3,700,000	3,796,222
Israel Government 5.5% 3/12/2034	3,500,000	3,569,415
Israel Government 5.625% 2/19/2035	5,000,000	5,120,300
Israel Government 5.75% 3/12/2054	3,700,000	3,419,651
TOTAL ISRAEL		47,039,928
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	21,266,000	20,254,804
Italian Republic 3.875% 5/6/2051	3,300,000	2,256,081
Italian Republic 4% 10/17/2049	9,200,000	6,727,960
TOTAL ITALY		29,238,845
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	7,910,000	6,945,432
MEXICO - 0.2%
United Mexican States 3.5% 2/12/2034	32,290,000	27,551,443
United Mexican States 4.28% 8/14/2041	34,799,000	27,125,821
United Mexican States 4.35% 1/15/2047	11,447,000	8,413,545
United Mexican States 4.5% 1/31/2050	7,346,000	5,421,348
United Mexican States 4.6% 1/23/2046	4,766,000	3,660,288
United Mexican States 4.6% 2/10/2048	13,941,000	10,497,573
United Mexican States 4.75% 3/8/2044	15,804,000	12,643,200
United Mexican States 5.55% 1/21/2045	3,111,000	2,783,567
United Mexican States 5.85% 7/2/2032	9,040,000	9,229,840
United Mexican States 6.05% 1/11/2040	3,812,000	3,686,318
United Mexican States 6.35% 2/9/2035	18,700,000	19,354,500
United Mexican States 6.625% 1/29/2038	9,798,000	10,042,950
TOTAL MEXICO		140,410,393
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	14,972,000	13,789,212
Panamanian Republic 4.3% 4/29/2053	4,663,000	3,198,818
Panamanian Republic 4.5% 4/1/2056	15,853,000	10,885,066
Panamanian Republic 4.5% 4/16/2050	10,235,000	7,272,530
Panamanian Republic 6.4% 2/14/2035	16,340,000	16,438,041
TOTAL PANAMA		51,583,667
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	19,951,000	16,292,386
Peruvian Republic 2.78% 12/1/2060	3,287,000	1,755,257
Peruvian Republic 3.55% 3/10/2051	14,983,000	10,308,304
Peruvian Republic 5.5% 3/30/2036	18,847,000	19,035,470
Peruvian Republic 5.875% 8/8/2054	5,450,000	5,305,575
Peruvian Republic 6.2% 6/30/2055	4,080,000	4,133,040
Peruvian Republic 6.55% 3/14/2037	2,443,000	2,686,079
TOTAL PERU		59,516,111
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	14,500,000	12,517,382
Philippine Republic 2.65% 12/10/2045	18,269,000	12,020,911
Philippine Republic 3% 2/1/2028	15,092,000	14,663,840
Philippine Republic 3.95% 1/20/2040	12,692,000	11,213,255
Philippine Republic 5.17% 10/13/2027	6,800,000	6,935,183
Philippine Republic 6.375% 10/23/2034	25,842,000	28,813,830
TOTAL PHILIPPINES		86,164,401
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	5,243,000	5,208,082
Republic of Poland 4.625% 3/18/2029	4,160,000	4,232,883
Republic of Poland 4.875% 2/12/2030	9,050,000	9,285,300
Republic of Poland 5.125% 9/18/2034	9,500,000	9,589,775
Republic of Poland 5.375% 2/12/2035	9,850,000	10,086,400
Republic of Poland 5.5% 3/18/2054	5,660,000	5,308,571
Republic of Poland 5.5% 4/4/2053	8,010,000	7,494,236
TOTAL POLAND		51,205,247
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	3,773,151	3,239,024
Uruguay Republic 4.375% 1/23/2031	12,586,574	12,635,305
Uruguay Republic 4.375% 10/27/2027	966,637	972,437
Uruguay Republic 4.975% 4/20/2055	16,418,564	14,591,999
Uruguay Republic 5.442% 2/14/2037	13,900,000	14,343,132
TOTAL URUGUAY		45,781,897
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $879,215,223)		776,489,034

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	6,750,000	4,380,145
University CA Revs Series 2015 AP, 3.931% 5/15/2045	2,970,000	2,684,456
		7,064,601
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	5,025,000	4,415,642
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	2,435,000	1,850,920
Los Angeles CA Ccd 6.75% 8/1/2049	7,505,000	8,134,038
State of California 7.55% 4/1/2039	19,660,000	23,574,991
State of California 7.6% 11/1/2040	10,305,000	12,554,641
State of California Gen. Oblig. 3.5% 4/1/2028	10,235,000	10,199,189
		60,729,421
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	10,635,000	6,643,039
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	10,465,000	6,673,209
		13,316,248
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,750,000	3,890,541
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	5,635,000	6,346,964
Los Angeles CA Dept Arpts Rev 6.582% 5/15/2039	3,270,000	3,508,847
		13,746,352
TOTAL CALIFORNIA		94,856,622
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	2,955,000	2,040,344
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	18,973,578	19,194,663
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	7,250,000	7,993,907
TOTAL ILLINOIS		27,188,570
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	6,035,000	5,763,571
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	3,750,000	2,916,881
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	4,445,000	3,558,559
TOTAL MASSACHUSETTS		6,475,440
Michigan - 0.0%
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	6,815,000	5,035,246
New Jersey - 0.0%
General Obligations - 0.0%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured)	967,000	1,019,369
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,734,000	4,483,177
TOTAL NEW JERSEY		5,502,546
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 4.96% 8/1/2046	4,115,000	3,856,969
Port Auth NY & NJ 5.647% 11/1/2040	4,135,000	4,356,280
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	18,365,000	11,712,261
		19,925,510
TOTAL NEW JERSEY,NEW YORK		19,925,510
New York - 0.0%
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	16,190,000	13,678,011
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	4,895,000	5,267,965
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	7,170,000	7,386,925
TOTAL NEW YORK		26,332,901
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	7,725,000	9,648,781
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	4,495,000	3,905,119
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	6,095,000	5,679,773
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	8,986,000	9,100,615
Texas - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	12,565,000	8,309,516
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	4,485,000	3,827,868
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	1,850,000	1,379,750
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	11,600,000	8,242,588
		13,450,206
TOTAL TEXAS		21,759,722
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,885,000	1,140,153
University VA Univ Revs Series SER C, 4.179% 9/1/2117	3,775,000	2,759,498
		3,899,651
TOTAL VIRGINIA		3,899,651
TOTAL MUNICIPAL SECURITIES (Cost $301,878,278)		247,114,411

Non-Convertible Corporate Bonds - 25.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 3.7% 11/16/2025	5,696,000	5,687,034
Westpac Banking Corp 1.953% 11/20/2028	5,800,000	5,455,774
Westpac Banking Corp 2.668% 11/15/2035 (c)	2,000,000	1,792,335
Westpac Banking Corp 2.85% 5/13/2026	3,774,000	3,740,089
Westpac Banking Corp 3.02% 11/18/2036 (c)	2,000,000	1,780,160
Westpac Banking Corp 4.11% 7/24/2034 (c)	11,666,000	11,418,237
Westpac Banking Corp 4.354% 7/1/2030	5,720,000	5,783,589
Westpac Banking Corp 4.421% 7/24/2039	6,630,000	6,054,205
Westpac Banking Corp 5.405% 8/10/2033 (c)	2,000,000	2,043,174
Westpac Banking Corp 5.457% 11/18/2027	10,000,000	10,321,644
Westpac Banking Corp 5.618% 11/20/2035 (c)	2,400,000	2,442,914
		56,519,155
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	7,460,000	7,593,928
BHP Billiton Finance USA Ltd 4.9% 2/28/2033	8,000,000	8,094,656
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,783,000	3,589,736
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	14,660,000	15,064,238
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	10,343,000	10,203,269
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	1,589,000	1,720,197
Rio Tinto Finance USA PLC 4.875% 3/14/2030	4,320,000	4,429,242
Rio Tinto Finance USA PLC 5.125% 3/9/2053	5,600,000	5,131,999
Rio Tinto Finance USA PLC 5.25% 3/14/2035	8,780,000	8,944,475
Rio Tinto Finance USA PLC 5.75% 3/14/2055	2,370,000	2,370,597
		67,142,337
TOTAL AUSTRALIA		123,661,492
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036 (d)	10,000,000	9,759,501
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	4,567,000	4,062,662
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	3,868,000	3,774,975
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	14,442,000	13,142,069
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	5,000,000	4,865,924
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	5,873,000	4,950,419
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	14,894,000	13,097,745
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049 (d)	33,724,000	33,140,371
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	11,081,000	11,158,876
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	3,624,000	4,622,157

TOTAL BELGIUM		102,574,699
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	19,333,000	18,364,417
Vale Overseas Ltd 6.125% 6/12/2033	2,150,000	2,268,250
Vale Overseas Ltd 6.4% 6/28/2054	1,770,000	1,762,035
Vale SA 5.625% 9/11/2042	5,243,000	5,202,996
		27,597,698
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	11,930,000	11,143,366
Suzano Austria GmbH 6% 1/15/2029	9,570,000	9,845,041
		20,988,407
TOTAL BRAZIL		48,586,105
CANADA - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	1,986,000	1,950,976
Rogers Communications Inc 3.625% 12/15/2025	1,589,000	1,584,330
Rogers Communications Inc 3.8% 3/15/2032	23,199,000	21,770,218
Rogers Communications Inc 5.45% 10/1/2043	4,588,000	4,325,341
		29,630,865
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 4.95% 6/1/2047	5,084,000	4,391,137
Canadian Natural Resources Ltd 5.85% 2/1/2035	9,570,000	9,819,363
Canadian Natural Resources Ltd 6.25% 3/15/2038	5,441,000	5,696,264
Cenovus Energy Inc 2.65% 1/15/2032	5,664,000	4,971,740
Cenovus Energy Inc 4.25% 4/15/2027	7,547,000	7,541,837
Cenovus Energy Inc 5.4% 6/15/2047	4,439,000	3,955,896
Cenovus Energy Inc 6.75% 11/15/2039	457,000	495,076
Enbridge Inc 5.5% 12/1/2046	11,511,000	11,023,381
Enbridge Inc 5.55% 6/20/2035	12,800,000	13,035,646
Enbridge Inc 5.625% 4/5/2034	5,500,000	5,678,150
Enbridge Inc 5.7% 3/8/2033	3,480,000	3,630,315
Enbridge Inc 5.95% 4/5/2054	2,820,000	2,781,828
Enbridge Inc 7.2% 6/27/2054 (c)	1,674,000	1,740,712
Enbridge Inc 8.5% 1/15/2084 (c)	1,880,000	2,126,682
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	2,620,000	2,652,713
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	2,320,000	2,301,442
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	2,320,000	2,202,055
Suncor Energy Inc 4% 11/15/2047	3,972,000	2,929,670
Suncor Energy Inc 6.8% 5/15/2038	6,708,000	7,256,176
Suncor Energy Inc 6.85% 6/1/2039	1,589,000	1,737,657
TransCanada PipeLines Ltd 4.625% 3/1/2034	10,000,000	9,639,016
TransCanada PipeLines Ltd 4.75% 5/15/2038	8,334,000	7,652,646
TransCanada PipeLines Ltd 4.875% 1/15/2026	3,972,000	3,971,983
TransCanada PipeLines Ltd 4.875% 5/15/2048	3,908,000	3,421,795
TransCanada PipeLines Ltd 5.1% 3/15/2049	2,778,000	2,503,877
TransCanada PipeLines Ltd 6.1% 6/1/2040	5,321,000	5,495,011
		128,652,068
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.803% 12/15/2032 (c)	9,260,000	9,076,059
Bank of Montreal 4.7% 9/14/2027	9,700,000	9,811,105
Bank of Montreal 5.266% 12/11/2026	5,200,000	5,271,586
Bank of Nova Scotia/The 4.5% 12/16/2025	12,615,000	12,618,213
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	2,700,000	2,590,584
Bank of Nova Scotia/The 4.75% 2/2/2026	3,500,000	3,506,697
Bank of Nova Scotia/The 4.85% 2/1/2030	12,240,000	12,527,235
Bank of Nova Scotia/The 5.25% 6/12/2028	3,450,000	3,560,334
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	3,614,000	3,403,405
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	7,914,000	8,543,036
National Bank of Canada 4.5% 10/10/2029	4,150,000	4,174,665
Royal Bank of Canada 1.2% 4/27/2026	23,522,000	23,066,286
Royal Bank of Canada 2.05% 1/21/2027	16,433,000	15,992,005
Royal Bank of Canada 3.625% 5/4/2027	7,900,000	7,852,562
Royal Bank of Canada 4.522% 10/18/2028 (c)	7,180,000	7,231,339
Royal Bank of Canada 4.65% 10/18/2030 (c)	14,550,000	14,674,168
Royal Bank of Canada 4.696% 8/6/2031 (c)	3,800,000	3,838,290
Royal Bank of Canada 5% 5/2/2033	4,070,000	4,161,484
Royal Bank of Canada 5.153% 2/4/2031 (c)	6,000,000	6,180,327
Royal Bank of Canada 6% 11/1/2027	10,000,000	10,404,055
Toronto Dominion Bank 4.108% 6/8/2027	9,800,000	9,806,433
Toronto Dominion Bank 4.693% 9/15/2027	10,000,000	10,116,785
Toronto Dominion Bank 4.808% 6/3/2030	16,000,000	16,341,049
Toronto Dominion Bank 5.156% 1/10/2028	22,920,000	23,454,634
		228,202,336
Capital Markets - 0.1%
Brookfield Finance Inc 2.724% 4/15/2031	19,988,000	18,253,688
Brookfield Finance Inc 3.625% 2/15/2052	1,600,000	1,110,293
Brookfield Finance Inc 5.968% 3/4/2054	4,350,000	4,356,873
CI Financial Corp 3.2% 12/17/2030	4,250,000	3,819,631
		27,540,485
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	5,123,000	5,137,733
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	1,700,000	1,723,375
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,900,000	1,960,023
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (e)	2,010,000	2,052,784
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	5,000,000	4,930,886
Manulife Financial Corp 4.15% 3/4/2026	9,666,000	9,657,018
		25,461,819
TOTAL FINANCIALS		281,204,640

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	13,253,000	7,744,761
Canadian National Railway Co 3.2% 8/2/2046	2,622,000	1,857,393
Canadian National Railway Co 3.85% 8/5/2032	2,000,000	1,911,683
Canadian Pacific Railway Co 1.75% 12/2/2026	8,990,000	8,733,731
Canadian Pacific Railway Co 2.05% 3/5/2030	1,800,000	1,637,848
Canadian Pacific Railway Co 2.45% 12/2/2031	20,546,000	18,200,894
Canadian Pacific Railway Co 3.1% 12/2/2051	9,405,000	6,113,519
		46,199,829
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	5,561,000	5,510,407
TR Finance LLC 5.5% 8/15/2035 (d)	2,000,000	2,049,608
		7,560,015
TOTAL INDUSTRIALS		53,759,844

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4% 12/15/2026	9,055,000	9,022,922
Nutrien Ltd 4.2% 4/1/2029	4,109,000	4,100,569
Nutrien Ltd 5% 4/1/2049	7,152,000	6,319,916
Nutrien Ltd 5.25% 1/15/2045	2,780,000	2,586,643
Nutrien Ltd 5.625% 12/1/2040	1,430,000	1,422,281
		23,452,331
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	3,575,000	3,433,645
Barrick North America Finance LLC 5.75% 5/1/2043	2,000,000	2,029,217
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	2,000,000	2,082,283
		7,545,145
TOTAL MATERIALS		30,997,476

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	2,100,000	2,082,419
Emera US Finance LP 4.75% 6/15/2046	4,138,000	3,448,267
		5,530,686
TOTAL CANADA		529,775,579
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.425% 4/7/2030	9,666,000	9,349,439
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	16,568,000	14,884,360
Alibaba Group Holding Ltd 3.15% 2/9/2051	17,076,000	11,502,977
		26,387,337
TOTAL CHINA		35,736,776
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	2,383,000	2,357,072
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050	2,832,000	1,860,820
TotalEnergies Capital International SA 3.455% 2/19/2029	16,952,000	16,696,605
TotalEnergies Capital International SA 3.461% 7/12/2049	5,181,000	3,643,682
TotalEnergies Capital SA 5.15% 4/5/2034	2,040,000	2,102,579
TotalEnergies Capital SA 5.488% 4/5/2054	2,040,000	1,941,834
TotalEnergies Capital SA 5.638% 4/5/2064	1,020,000	978,511
		27,224,031
TOTAL FRANCE		29,581,103
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	2,000,000	2,391,166
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	9,570,000	9,551,541
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,949,000	4,827,466
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)(d)	9,100,000	8,304,098
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	10,100,000	9,475,527
Deutsche Bank AG/New York NY 4.1% 1/13/2026	17,316,000	17,279,860
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	2,000,000	2,016,444
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)(d)	5,100,000	5,182,514
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	2,000,000	2,049,137
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	8,940,000	9,141,972
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (c)(d)	3,270,000	3,293,985
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (c)(d)	3,050,000	3,311,842
		74,434,386
Financial Services - 0.1%
KfW 2.875% 4/3/2028	12,201,000	11,988,972
KfW 3.875% 5/15/2028	10,000,000	10,068,284
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	6,752,000	6,624,070
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	7,022,000	6,848,333
		35,529,659
TOTAL FINANCIALS		109,964,045

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (e)	1,104,000	797,785
TOTAL GERMANY		113,152,996
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	10,778,000	10,557,265
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,800,000	5,580,323
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	5,896,000	5,240,669
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	3,698,000	3,660,991
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	7,876,000	6,341,562
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	12,472,000	12,378,829
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	7,824,000	7,822,299
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	4,450,000	4,486,028
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	2,050,000	2,077,356
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	23,302,000	24,054,408
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (c)	3,750,000	3,926,206
		86,125,936
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.777% 4/3/2054	1,400,000	1,377,335
Smurfit Westrock Financing DAC 5.418% 1/15/2035	4,274,000	4,351,698
		5,729,033
TOTAL IRELAND		91,854,969
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	14,164,000	13,831,948
Toyota Motor Corp 2.362% 3/25/2031	10,633,000	9,640,902
Toyota Motor Corp 4.45% 6/30/2030	2,000,000	2,022,734
Toyota Motor Corp 5.053% 6/30/2035	6,000,000	6,059,542
Toyota Motor Corp 5.118% 7/13/2028	2,000,000	2,063,519
		33,618,645
Financials - 0.6%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	31,080,000	27,002,158
Japan Bank for International Cooperation 1.875% 7/21/2026	3,260,000	3,199,403
Japan Bank for International Cooperation 2.25% 11/4/2026	4,486,000	4,397,985
Japan Bank for International Cooperation 2.375% 4/20/2026	10,372,000	10,259,121
Japan Bank for International Cooperation 2.75% 1/21/2026	2,720,000	2,704,084
Japan Bank for International Cooperation 2.875% 6/1/2027	6,038,000	5,938,512
Japan Bank for International Cooperation 3.25% 7/20/2028	7,150,000	7,044,223
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	8,941,000	8,722,969
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (c)	8,700,000	7,693,134
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	11,297,000	10,872,800
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	6,297,000	5,460,323
Mitsubishi UFJ Financial Group Inc 3.85% 3/1/2026	538,000	536,461
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	17,476,000	17,441,992
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (c)	4,600,000	4,744,007
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	5,000,000	5,159,392
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (c)	17,500,000	17,957,394
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	12,500,000	12,866,806
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (c)	6,660,000	6,935,965
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (c)	4,140,000	4,314,962
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	9,183,000	8,971,224
Mizuho Financial Group Inc 2.26% 7/9/2032 (c)	9,086,000	7,969,971
Mizuho Financial Group Inc 2.591% 5/25/2031 (c)	13,146,000	12,120,039
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	7,400,000	7,595,629
Mizuho Financial Group Inc 5.323% 7/8/2036 (c)	2,000,000	2,031,071
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	4,120,000	4,266,603
Mizuho Financial Group Inc 5.594% 7/10/2035 (c)	4,300,000	4,474,895
Mizuho Financial Group Inc 5.748% 7/6/2034 (c)	4,000,000	4,215,886
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	5,120,000	5,333,359
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	14,000,000	12,640,074
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	22,619,000	22,039,284
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	13,875,000	12,983,277
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	11,000,000	10,507,751
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	11,600,000	8,720,976
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	5,400,000	5,591,059
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	26,700,000	27,584,569
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	2,320,000	2,427,040
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033	7,800,000	8,278,497
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	5,600,000	5,946,528
		336,949,423
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031	1,000,000	895,978
Nomura Holdings Inc 3.103% 1/16/2030	19,128,000	18,035,711
Nomura Holdings Inc 5.605% 7/6/2029	7,500,000	7,816,130
Nomura Holdings Inc 6.07% 7/12/2028	5,700,000	5,968,981
		32,716,800
TOTAL FINANCIALS		369,666,223

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	12,000,000	10,892,266
TOTAL JAPAN		414,177,134
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 1.125% 12/29/2026	3,300,000	3,176,297
Export-Import Bank of Korea 4% 9/11/2029	7,000,000	6,988,375
Export-Import Bank of Korea 5.125% 9/18/2033	10,400,000	10,837,655
Export-Import Bank of Korea 5.25% 1/14/2035	3,300,000	3,482,912
Korea Development Bank/The 1.625% 1/19/2031	10,633,000	9,414,394

TOTAL KOREA (SOUTH)		33,899,633
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	2,810,000	2,845,898
ArcelorMittal SA 6.8% 11/29/2032	9,000,000	9,965,387

TOTAL LUXEMBOURG		12,811,285
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	6,667,000	6,488,191
America Movil SAB de CV 6.125% 11/15/2037	6,645,000	7,035,394
		13,523,585
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	5,448,000	5,109,570
Southern Copper Corp 5.875% 4/23/2045	1,000,000	1,003,270
Southern Copper Corp 7.5% 7/27/2035	4,833,000	5,594,198
		11,707,038
TOTAL MEXICO		25,230,623
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.2%
African Development Bank 0.875% 7/22/2026	12,141,000	11,819,946
Arab Community Center for Economic & Social Service 4.125% 1/7/2028	3,608,000	3,614,083
Arab Community Center for Economic & Social Service 5% 1/22/2030	5,550,000	5,752,775
Arab Community Center for Economic & Social Service 5% 1/24/2029	4,395,000	4,530,865
Asian Development Bank 0.75% 10/8/2030	15,466,000	13,320,412
Asian Development Bank 2% 4/24/2026	5,004,000	4,939,584
Asian Development Bank 2.5% 11/2/2027	5,321,000	5,190,896
Asian Development Bank 2.625% 1/12/2027	5,164,000	5,084,587
Asian Development Bank 2.75% 1/19/2028	29,894,000	29,292,990
European Investment Bank 0.75% 9/23/2030	22,088,000	19,073,152
European Investment Bank 0.875% 5/17/2030	5,299,000	4,654,948
European Investment Bank 1.25% 2/14/2031	9,586,000	8,402,976
European Investment Bank 2.375% 5/24/2027	3,177,000	3,106,365
Inter-American Development Bank 2% 6/2/2026	3,177,000	3,130,605
Inter-American Development Bank 2.25% 6/18/2029	15,187,000	14,422,087
Inter-American Development Bank 2.375% 7/7/2027	5,346,000	5,219,818
Inter-American Development Bank 4.375% 1/24/2044	6,926,000	6,380,465
		147,936,554
Financial Services - 0.2%
IBRD Discount Notes 0.75% 8/26/2030	13,146,000	11,368,253
IBRD Discount Notes 0.875% 5/14/2030	16,078,000	14,115,055
IBRD Discount Notes 1.25% 2/10/2031	14,403,000	12,603,036
IBRD Discount Notes 1.875% 10/27/2026	3,781,000	3,697,389
IBRD Discount Notes 4% 7/25/2030	26,650,000	26,955,245
IBRD Discount Notes 4.75% 11/14/2033	28,960,000	30,253,592
International Finance Corp 0.75% 8/27/2030	8,767,000	7,573,335
		106,565,905
TOTAL MULTI-NATIONAL		254,502,459
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	15,291,000	15,192,500
Cooperatieve Rabobank UA 5.25% 5/24/2041	4,583,000	4,524,057
ING Groep NV 1.726% 4/1/2027 (c)	7,323,000	7,214,007
ING Groep NV 2.727% 4/1/2032 (c)	7,404,000	6,761,447
ING Groep NV 4.252% 3/28/2033 (c)	7,800,000	7,571,272
ING Groep NV 5.066% 3/25/2031 (c)	8,500,000	8,702,984
ING Groep NV 5.525% 3/25/2036 (c)	4,800,000	4,913,519
		54,879,786
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	17,641,000	15,525,902
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	8,500,000	8,510,720
		24,036,622
TOTAL NETHERLANDS		78,916,408
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 2.375% 5/22/2030	9,144,000	8,458,040
Equinor ASA 3.125% 4/6/2030	7,926,000	7,601,054
Equinor ASA 3.625% 9/10/2028	9,596,000	9,509,407
Equinor ASA 3.7% 4/6/2050	12,681,000	9,591,661
Equinor ASA 5.1% 8/17/2040	1,589,000	1,579,507

TOTAL NORWAY		36,739,669
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	10,645,000	10,612,257
Telefonica Emisiones SA 4.895% 3/6/2048	3,000,000	2,521,244
Telefonica Emisiones SA 5.213% 3/8/2047	5,203,000	4,568,883
Telefonica Emisiones SA 5.52% 3/1/2049	2,700,000	2,451,010
Telefonica Emisiones SA 7.045% 6/20/2036	6,065,000	6,753,414
		26,906,808
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)	3,200,000	3,361,951
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	2,000,000	2,070,563
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (c)	2,000,000	2,300,801
Banco Santander SA 2.749% 12/3/2030	1,000,000	901,475
Banco Santander SA 2.958% 3/25/2031	14,400,000	13,301,907
Banco Santander SA 3.225% 11/22/2032 (c)	7,800,000	7,095,221
Banco Santander SA 4.175% 3/24/2028 (c)	6,000,000	5,990,313
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,036,788
Banco Santander SA 5.538% 3/14/2030 (c)	13,600,000	14,117,044
Banco Santander SA 5.565% 1/17/2030	8,000,000	8,345,838
Banco Santander SA 6.35% 3/14/2034	3,400,000	3,605,192
Banco Santander SA 6.921% 8/8/2033	2,600,000	2,864,922
		65,992,015
TOTAL SPAIN		92,898,823
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 5% 7/9/2027 (d)	2,000,000	2,033,322
UBS AG/Stamford CT 7.5% 2/15/2028	15,400,000	16,618,434
UBS Group AG 4.55% 4/17/2026	8,685,000	8,697,961
UBS Group AG 4.875% 5/15/2045	8,979,000	8,175,959
		35,525,676
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 3.7% 2/15/2026	4,253,000	4,240,136
Tyco Electronics Group SA 7.125% 10/1/2037	1,966,000	2,298,456
		6,538,592
TOTAL SWITZERLAND		42,064,268
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (f)	12,479,000	15,363,512
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	5,750,000	5,456,858
RELX Capital Inc 5.25% 3/27/2035 (d)	2,300,000	2,349,610
		7,806,468
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	20,333,000	20,706,259
Vodafone Group PLC 5.125% 6/19/2059	5,220,000	4,534,687
Vodafone Group PLC 5.25% 5/30/2048	18,988,000	17,453,830
Vodafone Group PLC 5.75% 6/28/2054	2,470,000	2,359,403
		45,054,179
TOTAL COMMUNICATION SERVICES		68,224,159

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	11,793,000	10,725,004
Diageo Capital PLC 2.125% 4/29/2032	10,633,000	9,151,847
Diageo Investment Corp 5.625% 4/15/2035	3,200,000	3,368,746
		23,245,597
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	14,582,000	12,850,234
Unilever Capital Corp 1.75% 8/12/2031	2,000,000	1,745,388
Unilever Capital Corp 2% 7/28/2026	1,716,000	1,686,077
		16,281,699
Tobacco - 0.2%
BAT Capital Corp 3.557% 8/15/2027	16,817,000	16,598,324
BAT Capital Corp 3.984% 9/25/2050	2,900,000	2,087,388
BAT Capital Corp 4.39% 8/15/2037	8,622,000	7,787,225
BAT Capital Corp 4.54% 8/15/2047	13,298,000	10,773,923
BAT Capital Corp 4.758% 9/6/2049	9,666,000	7,966,662
BAT Capital Corp 6.421% 8/2/2033	5,000,000	5,451,245
BAT International Finance PLC 5.931% 2/2/2029	3,000,000	3,152,675
Reynolds American Inc 5.85% 8/15/2045 (d)	3,368,000	3,249,369
Reynolds American Inc 7.25% 6/15/2037	5,735,000	6,491,825
		63,558,636
TOTAL CONSUMER STAPLES		103,085,932

Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (c)	14,500,000	14,144,798
Barclays PLC 2.894% 11/24/2032 (c)	15,080,000	13,508,956
Barclays PLC 3.564% 9/23/2035 (c)	7,500,000	7,007,324
Barclays PLC 4.375% 1/12/2026	4,289,000	4,287,757
Barclays PLC 4.476% 11/11/2029 (c)	4,800,000	4,808,595
Barclays PLC 4.836% 5/9/2028	7,626,000	7,663,660
Barclays PLC 4.95% 1/10/2047	12,837,000	11,529,682
Barclays PLC 5.25% 8/17/2045	4,602,000	4,321,453
Barclays PLC 5.335% 9/10/2035 (c)	6,250,000	6,257,204
Barclays PLC 5.367% 2/25/2031 (c)	6,800,000	7,013,599
Barclays PLC 5.501% 8/9/2028 (c)	4,980,000	5,088,992
Barclays PLC 5.785% 2/25/2036 (c)	6,100,000	6,292,094
Barclays PLC 5.86% 8/11/2046 (c)	2,000,000	1,986,921
Barclays PLC 6.224% 5/9/2034 (c)	6,500,000	6,937,826
Barclays PLC 7.119% 6/27/2034 (c)	6,000,000	6,635,214
HSBC Holdings PLC 2.013% 9/22/2028 (c)	38,714,000	36,963,157
HSBC Holdings PLC 2.804% 5/24/2032 (c)	22,528,000	20,356,305
HSBC Holdings PLC 4.292% 9/12/2026 (c)	38,971,000	38,968,611
HSBC Holdings PLC 4.755% 6/9/2028 (c)	7,000,000	7,051,998
HSBC Holdings PLC 4.762% 3/29/2033 (c)	8,100,000	7,994,497
HSBC Holdings PLC 5.13% 3/3/2031 (c)	4,800,000	4,917,067
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,000,000	2,031,845
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,800,000	8,018,141
HSBC Holdings PLC 5.25% 3/14/2044	3,946,000	3,723,685
HSBC Holdings PLC 5.45% 3/3/2036 (c)	4,700,000	4,776,400
HSBC Holdings PLC 5.597% 5/17/2028 (c)	3,610,000	3,685,730
HSBC Holdings PLC 5.733% 5/17/2032 (c)	10,000,000	10,488,858
HSBC Holdings PLC 5.79% 5/13/2036 (c)	8,220,000	8,552,134
HSBC Holdings PLC 5.874% 11/18/2035 (c)	7,950,000	8,162,695
HSBC Holdings PLC 5.887% 8/14/2027 (c)	5,500,000	5,574,022
HSBC Holdings PLC 6.254% 3/9/2034 (c)	16,000,000	17,278,566
HSBC Holdings PLC 6.332% 3/9/2044 (c)	5,100,000	5,471,882
HSBC Holdings PLC 6.5% 9/15/2037	8,340,000	8,834,284
HSBC Holdings PLC 6.8% 6/1/2038	4,833,000	5,306,692
HSBC Holdings PLC 7.399% 11/13/2034 (c)	8,800,000	9,916,038
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	2,000,000	1,970,145
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	2,000,000	1,983,104
Lloyds Banking Group PLC 4.344% 1/9/2048	11,915,000	9,566,008
Lloyds Banking Group PLC 4.582% 12/10/2025	9,260,000	9,255,547
Lloyds Banking Group PLC 4.65% 3/24/2026	6,831,000	6,829,286
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	5,200,000	5,273,540
Lloyds Banking Group PLC 4.976% 8/11/2033 (c)	2,000,000	2,005,218
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	5,350,000	5,439,453
Lloyds Banking Group PLC 5.59% 11/26/2035 (c)	5,940,000	6,105,395
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	8,400,000	8,787,117
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	10,800,000	11,214,370
Lloyds Banking Group PLC 6.068% 6/13/2036 (c)	1,180,000	1,219,487
NatWest Group PLC 4.445% 5/8/2030 (c)	5,748,000	5,766,788
NatWest Group PLC 4.8% 4/5/2026	10,366,000	10,393,746
NatWest Group PLC 4.892% 5/18/2029 (c)	6,766,000	6,874,502
NatWest Group PLC 5.516% 9/30/2028 (c)	9,700,000	9,938,575
NatWest Group PLC 5.778% 3/1/2035 (c)	2,300,000	2,404,969
NatWest Group PLC 5.808% 9/13/2029 (c)	5,200,000	5,432,032
Santander UK Group Holdings PLC 2.469% 1/11/2028 (c)	9,666,000	9,415,893
Santander UK Group Holdings PLC 2.896% 3/15/2032 (c)	1,600,000	1,457,916
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	8,050,000	8,432,570
		455,322,343
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.2% 5/28/2026	7,201,000	7,046,777
Astrazeneca Finance LLC 2.25% 5/28/2031 (d)	7,008,000	6,335,132
Astrazeneca Finance LLC 4.875% 3/3/2033	4,110,000	4,195,303
Astrazeneca PLC 4.375% 11/16/2045	5,989,000	5,215,197
Astrazeneca PLC 4.375% 8/17/2048	9,825,000	8,445,406
Astrazeneca PLC 6.45% 9/15/2037	4,582,000	5,174,144
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,734,000	6,383,225
		42,795,184
TOTAL UNITED KINGDOM		669,427,618
UNITED STATES - 21.2%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	8,216,000	7,752,710
AT&T Inc 2.25% 2/1/2032 (d)	13,533,000	11,720,351
AT&T Inc 2.75% 6/1/2031	14,741,000	13,486,046
AT&T Inc 2.95% 7/15/2026 (d)	6,356,000	6,285,385
AT&T Inc 3.3% 2/1/2052	14,016,000	9,048,862
AT&T Inc 3.5% 2/1/2061	3,800,000	2,420,294
AT&T Inc 3.5% 6/1/2041	7,559,000	5,917,817
AT&T Inc 3.5% 9/15/2053	25,048,000	16,768,930
AT&T Inc 3.55% 9/15/2055	54,468,000	36,218,463
AT&T Inc 3.65% 6/1/2051	11,600,000	8,118,292
AT&T Inc 3.65% 9/15/2059	31,190,000	20,647,039
AT&T Inc 3.8% 2/15/2027 (d)	7,149,000	7,114,611
AT&T Inc 4.35% 6/15/2045	5,085,000	4,213,214
AT&T Inc 4.5% 3/9/2048	6,502,000	5,364,322
AT&T Inc 4.65% 6/1/2044	6,251,000	5,385,574
Sprint Capital Corp 8.75% 3/15/2032	10,000,000	12,126,758
Verizon Communications Inc 1.5% 9/18/2030	3,190,000	2,780,946
Verizon Communications Inc 1.68% 10/30/2030	2,665,000	2,338,536
Verizon Communications Inc 2.355% 3/15/2032	19,271,000	16,729,606
Verizon Communications Inc 2.55% 3/21/2031	41,913,000	38,011,191
Verizon Communications Inc 2.987% 10/30/2056	69,319,000	41,401,449
Verizon Communications Inc 3.55% 3/22/2051	8,661,000	6,155,592
Verizon Communications Inc 4.125% 3/16/2027 (d)	5,561,000	5,566,925
Verizon Communications Inc 4.272% 1/15/2036	19,285,000	17,937,389
Verizon Communications Inc 4.329% 9/21/2028 (d)	12,151,000	12,235,007
Verizon Communications Inc 4.4% 11/1/2034	2,999,000	2,864,198
Verizon Communications Inc 4.75% 11/1/2041	795,000	717,851
Verizon Communications Inc 5.012% 4/15/2049	913,000	821,237
Verizon Communications Inc 5.012% 8/21/2054	9,975,000	8,826,396
		328,974,991
Entertainment - 0.0%
Netflix Inc 4.9% 8/15/2034 (d)	8,610,000	8,800,732
Walt Disney Co/The 2% 9/1/2029	8,297,000	7,686,341
Walt Disney Co/The 2.65% 1/13/2031	12,615,000	11,728,305
Walt Disney Co/The 2.75% 9/1/2049	8,288,000	5,169,767
Walt Disney Co/The 3.5% 5/13/2040 (d)	5,423,000	4,477,655
Walt Disney Co/The 3.6% 1/13/2051	5,404,000	3,966,303
Walt Disney Co/The 3.8% 5/13/2060 (d)	5,423,000	3,939,339
Walt Disney Co/The 4.7% 3/23/2050 (d)	3,867,000	3,423,354
Walt Disney Co/The 5.4% 10/1/2043	3,078,000	3,067,365
Walt Disney Co/The 6.15% 2/15/2041	8,340,000	8,994,319
Walt Disney Co/The 6.15% 3/1/2037	3,142,000	3,443,837
		64,697,317
Interactive Media & Services - 0.2%
Alphabet Inc 1.1% 8/15/2030	11,696,000	10,224,079
Alphabet Inc 1.998% 8/15/2026	1,827,000	1,792,967
Alphabet Inc 2.05% 8/15/2050	11,696,000	6,383,935
Alphabet Inc 4% 5/15/2030	4,720,000	4,750,511
Alphabet Inc 4.5% 5/15/2035 (d)	970,000	962,082
Alphabet Inc 5.25% 5/15/2055	6,130,000	5,971,033
Meta Platforms Inc 3.5% 8/15/2027 (d)	6,820,000	6,779,693
Meta Platforms Inc 3.85% 8/15/2032 (d)	7,620,000	7,364,512
Meta Platforms Inc 4.3% 8/15/2029 (d)	14,300,000	14,486,238
Meta Platforms Inc 4.45% 8/15/2052	12,000,000	9,997,994
Meta Platforms Inc 4.6% 5/15/2028 (d)	4,630,000	4,720,450
Meta Platforms Inc 4.65% 8/15/2062	1,800,000	1,499,388
Meta Platforms Inc 4.75% 8/15/2034	3,000,000	3,015,184
Meta Platforms Inc 4.95% 5/15/2033 (d)	6,700,000	6,887,070
Meta Platforms Inc 5.4% 8/15/2054	16,808,000	16,123,624
Meta Platforms Inc 5.6% 5/15/2053	6,190,000	6,119,061
		107,077,821
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	20,299,000	18,265,252
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041 (d)	26,758,000	19,235,554
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	7,027,000	4,525,304
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	8,737,000	8,685,375
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	5,700,000	5,358,978
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	4,833,000	4,908,587
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	9,816,000	7,977,216
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,534,000	3,852,869
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	4,154,000	3,702,125
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	3,000,000	3,153,389
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	10,684,000	11,132,940
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	3,725,000	3,623,196
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,650,000	13,418,995
Comcast Corp 1.5% 2/15/2031 (d)	11,310,000	9,752,020
Comcast Corp 1.95% 1/15/2031 (d)	2,030,000	1,798,863
Comcast Corp 2.35% 1/15/2027	18,905,000	18,479,085
Comcast Corp 2.45% 8/15/2052	11,310,000	6,049,405
Comcast Corp 2.65% 2/1/2030 (d)	26,264,000	24,618,664
Comcast Corp 2.8% 1/15/2051	6,476,000	3,838,773
Comcast Corp 2.887% 11/1/2051	15,309,000	9,165,577
Comcast Corp 2.937% 11/1/2056	57,662,000	33,198,949
Comcast Corp 3.15% 3/1/2026 (d)	3,972,000	3,949,768
Comcast Corp 3.3% 2/1/2027	9,461,000	9,355,084
Comcast Corp 3.4% 4/1/2030	5,800,000	5,609,380
Comcast Corp 3.45% 2/1/2050	5,896,000	4,010,288
Comcast Corp 3.75% 4/1/2040	4,644,000	3,857,731
Comcast Corp 3.969% 11/1/2047	4,131,000	3,160,015
Comcast Corp 4% 3/1/2048	9,532,000	7,293,187
Comcast Corp 4.15% 10/15/2028	14,973,000	15,020,751
Comcast Corp 4.4% 8/15/2035 (d)	7,700,000	7,332,147
Comcast Corp 5.3% 5/15/2035 (d)	2,000,000	2,040,393
Fox Corp 4.709% 1/25/2029	8,245,000	8,339,071
Fox Corp 5.476% 1/25/2039	3,027,000	2,990,090
Fox Corp 5.576% 1/25/2049 (d)	7,398,000	6,974,562
Paramount Global 3.375% 2/15/2028 (d)	8,381,000	8,176,433
Paramount Global 4.2% 6/1/2029 (d)	7,143,000	7,037,897
Paramount Global 4.375% 3/15/2043	2,093,000	1,590,644
Paramount Global 4.6% 1/15/2045	5,799,000	4,465,216
Paramount Global 4.95% 1/15/2031	13,185,000	13,103,934
Time Warner Cable LLC 4.5% 9/15/2042	16,137,000	12,797,769
Time Warner Cable LLC 6.55% 5/1/2037	7,500,000	7,768,862
Time Warner Cable LLC 7.3% 7/1/2038	3,177,000	3,459,959
TWDC Enterprises 18 Corp 1.85% 7/30/2026	4,059,000	3,979,868
TWDC Enterprises 18 Corp 3% 7/30/2046	3,575,000	2,399,410
TWDC Enterprises 18 Corp 4.125% 6/1/2044	4,528,000	3,766,499
TWDC Enterprises 18 Corp 4.375% 8/16/2041 (d)	5,200,000	4,584,131
		367,804,205
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028 (d)	11,928,000	11,357,278
T-Mobile USA Inc 3.3% 2/15/2051	11,928,000	7,837,361
T-Mobile USA Inc 3.75% 4/15/2027	6,689,000	6,646,861
T-Mobile USA Inc 3.875% 4/15/2030	6,689,000	6,551,821
T-Mobile USA Inc 4.375% 4/15/2040	6,689,000	5,942,600
T-Mobile USA Inc 4.5% 4/15/2050 (d)	11,522,000	9,416,668
T-Mobile USA Inc 4.7% 1/15/2035	980,000	949,994
T-Mobile USA Inc 4.8% 7/15/2028 (d)	6,375,000	6,494,138
T-Mobile USA Inc 4.95% 3/15/2028 (d)	14,700,000	14,976,649
T-Mobile USA Inc 5.05% 7/15/2033	30,475,000	30,787,617
T-Mobile USA Inc 5.2% 1/15/2033	7,265,000	7,396,603
T-Mobile USA Inc 5.25% 6/15/2055	4,500,000	4,047,144
T-Mobile USA Inc 5.65% 1/15/2053	10,210,000	9,776,078
		122,180,812
TOTAL COMMUNICATION SERVICES		990,735,146

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Lear Corp 3.55% 1/15/2052	2,600,000	1,696,699
Automobiles - 0.3%
American Honda Finance Corp 2% 3/24/2028	2,000,000	1,896,362
American Honda Finance Corp 2.25% 1/12/2029	1,900,000	1,783,541
American Honda Finance Corp 2.3% 9/9/2026	3,972,000	3,894,343
American Honda Finance Corp 4.8% 3/5/2030 (d)	4,640,000	4,734,550
American Honda Finance Corp 4.85% 10/23/2031	10,690,000	10,832,962
American Honda Finance Corp 5.125% 7/7/2028 (d)	4,550,000	4,667,751
American Honda Finance Corp 5.15% 7/9/2032	4,000,000	4,075,283
American Honda Finance Corp 5.2% 3/5/2035 (d)	3,210,000	3,229,098
Ford Motor Co 5.291% 12/8/2046 (d)	8,130,000	6,601,085
Ford Motor Co 6.1% 8/19/2032 (d)	17,360,000	17,539,497
General Motors Co 5% 10/1/2028	5,463,000	5,552,285
General Motors Co 5.15% 4/1/2038	1,300,000	1,215,884
General Motors Co 5.2% 4/1/2045	3,392,000	2,951,244
General Motors Co 5.6% 10/15/2032 (d)	4,900,000	5,033,652
General Motors Co 5.625% 4/15/2030 (d)	10,000,000	10,328,581
General Motors Co 5.95% 4/1/2049 (d)	5,027,000	4,726,721
General Motors Co 6.6% 4/1/2036	8,489,000	9,007,781
General Motors Co 6.75% 4/1/2046	5,684,000	5,885,644
General Motors Co 6.8% 10/1/2027	10,536,000	10,996,489
General Motors Financial Co Inc 2.35% 1/8/2031 (d)	2,000,000	1,762,279
General Motors Financial Co Inc 2.4% 10/15/2028	1,700,000	1,601,486
General Motors Financial Co Inc 2.4% 4/10/2028	2,000,000	1,904,506
General Motors Financial Co Inc 3.85% 1/5/2028	5,561,000	5,491,392
General Motors Financial Co Inc 4% 10/6/2026	2,923,000	2,908,215
General Motors Financial Co Inc 4.35% 1/17/2027	6,356,000	6,349,613
General Motors Financial Co Inc 5.45% 7/15/2030	5,000,000	5,133,521
General Motors Financial Co Inc 5.6% 6/18/2031	4,220,000	4,358,231
General Motors Financial Co Inc 5.625% 4/4/2032	6,000,000	6,140,243
General Motors Financial Co Inc 5.65% 1/17/2029 (d)	16,996,000	17,524,618
General Motors Financial Co Inc 6.4% 1/9/2033 (d)	10,000,000	10,603,300
		178,730,157
Broadline Retail - 0.2%
Amazon.com Inc 1% 5/12/2026	5,087,000	4,980,795
Amazon.com Inc 1.5% 6/3/2030 (d)	15,466,000	13,813,699
Amazon.com Inc 2.1% 5/12/2031	7,251,000	6,503,553
Amazon.com Inc 2.5% 6/3/2050	5,085,000	3,026,856
Amazon.com Inc 2.875% 5/12/2041 (d)	27,600,000	20,705,904
Amazon.com Inc 3.1% 5/12/2051	5,251,000	3,524,647
Amazon.com Inc 3.15% 8/22/2027 (d)	8,309,000	8,202,163
Amazon.com Inc 3.6% 4/13/2032	2,000,000	1,925,286
Amazon.com Inc 3.875% 8/22/2037	8,728,000	7,930,863
Amazon.com Inc 4.05% 8/22/2047	15,112,000	12,462,536
Amazon.com Inc 4.25% 8/22/2057	7,208,000	5,865,573
Amazon.com Inc 4.55% 12/1/2027	10,000,000	10,141,499
Amazon.com Inc 4.7% 12/1/2032	28,300,000	28,929,751
Amazon.com Inc 4.8% 12/5/2034 (d)	6,766,000	6,928,341
eBay Inc 2.6% 5/10/2031 (d)	2,000,000	1,817,133
eBay Inc 2.7% 3/11/2030 (d)	2,000,000	1,870,744
eBay Inc 5.95% 11/22/2027 (d)	8,000,000	8,302,340
		146,931,683
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032	2,000,000	1,767,085
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,903,000	1,415,919
Duke University 2.832% 10/1/2055	3,714,000	2,276,480
George Washington University/The 4.126% 9/15/2048	5,575,000	4,459,518
George Washington University/The 4.3% 9/15/2044	1,589,000	1,343,699
Massachusetts Institute of Technology 2.989% 7/1/2050	3,722,000	2,473,339
Massachusetts Institute of Technology 3.885% 7/1/2116	2,248,000	1,533,945
Massachusetts Institute of Technology 3.959% 7/1/2038	3,753,000	3,422,651
Northwestern University 3.662% 12/1/2057	4,398,000	3,144,336
Northwestern University 4.643% 12/1/2044	2,661,000	2,512,073
President and Fellows of Harvard College 3.15% 7/15/2046	3,000,000	2,157,267
President and Fellows of Harvard College 3.3% 7/15/2056	3,852,000	2,615,935
President and Fellows of Harvard College 3.619% 10/1/2037	795,000	704,485
Princeton Univ 5.7% 3/1/2039	795,000	848,609
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	3,694,000	3,679,781
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	3,948,000	3,249,136
University of Chicago/The 3% 10/1/2052	5,027,000	3,353,667
University of Notre Dame du Lac 3.438% 2/15/2045	2,646,000	2,007,953
University of Southern California 2.945% 10/1/2051	9,096,000	5,805,203
University of Southern California 5.25% 10/1/2111	1,589,000	1,447,176
William Marsh Rice University 3.774% 5/15/2055	1,510,000	1,125,878
		49,577,050
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 2.95% 3/15/2031	2,000,000	1,847,503
Expedia Group Inc 3.25% 2/15/2030	6,863,000	6,540,510
Expedia Group Inc 4.625% 8/1/2027	2,000,000	2,012,751
Marriott International Inc/MD 2.85% 4/15/2031 (d)	17,100,000	15,685,270
Marriott International Inc/MD 4.2% 7/15/2027	4,000,000	4,006,201
Marriott International Inc/MD 4.875% 5/15/2029	6,000,000	6,110,816
Marriott International Inc/MD 5.25% 10/15/2035	4,000,000	3,970,446
Marriott International Inc/MD 5.35% 3/15/2035 (d)	3,450,000	3,483,184
Marriott International Inc/MD 5.5% 4/15/2037	5,110,000	5,128,192
McDonald's Corp 3.5% 7/1/2027 (d)	7,617,000	7,549,215
McDonald's Corp 3.6% 7/1/2030	5,684,000	5,547,483
McDonald's Corp 3.625% 9/1/2049 (d)	9,831,000	7,140,874
McDonald's Corp 4.2% 4/1/2050	6,666,000	5,312,053
McDonald's Corp 4.4% 2/12/2031	7,600,000	7,625,187
McDonald's Corp 4.45% 3/1/2047	4,511,000	3,808,566
McDonald's Corp 4.875% 12/9/2045 (d)	4,313,000	3,905,181
McDonald's Corp 6.3% 3/1/2038	5,596,000	6,138,733
Metropolitan Museum of Art/The 3.4% 7/1/2045	2,383,000	1,762,487
Starbucks Corp 2% 3/12/2027 (d)	9,502,000	9,207,754
Starbucks Corp 2.45% 6/15/2026	7,944,000	7,838,713
Starbucks Corp 3% 2/14/2032 (d)	4,900,000	4,477,002
Starbucks Corp 3.5% 11/15/2050	3,287,000	2,260,500
Starbucks Corp 4% 11/15/2028 (d)	5,561,000	5,558,344
Starbucks Corp 4.5% 11/15/2048	3,734,000	3,092,777
Starbucks Corp 5.4% 5/15/2035 (d)	6,390,000	6,539,374
		136,549,116
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	2,000,000	1,938,731
DR Horton Inc 5% 10/15/2034 (d)	3,000,000	3,000,843
DR Horton Inc 5.5% 10/15/2035	1,940,000	1,986,929
Lennar Corp 4.75% 11/29/2027	6,283,000	6,330,365
Toll Brothers Finance Corp 4.35% 2/15/2028	1,900,000	1,904,468
		15,161,336
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	2,100,000	1,593,328
Hasbro Inc 3.9% 11/19/2029	2,000,000	1,951,640
Hasbro Inc 5.1% 5/15/2044	3,400,000	2,996,373
		6,541,341
Specialty Retail - 0.4%
AutoNation Inc 2.4% 8/1/2031	1,000,000	871,864
AutoNation Inc 3.85% 3/1/2032	6,090,000	5,669,626
AutoZone Inc 3.75% 6/1/2027 (d)	4,611,000	4,577,817
AutoZone Inc 4% 4/15/2030 (d)	9,521,000	9,393,347
AutoZone Inc 5.1% 7/15/2029	1,730,000	1,781,641
AutoZone Inc 5.165% 6/15/2030	2,680,000	2,766,057
AutoZone Inc 5.4% 7/15/2034 (d)	1,530,000	1,572,185
Home Depot Inc/The 2.375% 3/15/2051	13,507,000	7,594,080
Home Depot Inc/The 2.5% 4/15/2027	9,637,000	9,427,637
Home Depot Inc/The 2.8% 9/14/2027	3,972,000	3,887,738
Home Depot Inc/The 2.95% 6/15/2029 (d)	16,616,000	16,015,055
Home Depot Inc/The 3.125% 12/15/2049	5,317,000	3,567,570
Home Depot Inc/The 3.3% 4/15/2040	6,833,000	5,487,272
Home Depot Inc/The 3.9% 12/6/2028 (d)	4,575,000	4,582,565
Home Depot Inc/The 3.9% 6/15/2047	6,813,000	5,349,776
Home Depot Inc/The 4.2% 4/1/2043 (d)	1,251,000	1,068,010
Home Depot Inc/The 4.25% 4/1/2046 (d)	2,606,000	2,188,741
Home Depot Inc/The 4.5% 12/6/2048	10,434,000	8,934,748
Home Depot Inc/The 4.75% 6/25/2029	2,000,000	2,047,313
Home Depot Inc/The 4.875% 2/15/2044	2,283,000	2,112,875
Home Depot Inc/The 4.95% 6/25/2034	11,600,000	11,798,847
Home Depot Inc/The 5.875% 12/16/2036 (d)	13,741,000	14,847,440
Lowe's Cos Inc 1.3% 4/15/2028	6,380,000	5,951,374
Lowe's Cos Inc 1.7% 10/15/2030 (d)	9,666,000	8,495,532
Lowe's Cos Inc 3.65% 4/5/2029 (d)	10,507,000	10,313,674
Lowe's Cos Inc 3.7% 4/15/2046	2,780,000	2,063,646
Lowe's Cos Inc 3.75% 4/1/2032	32,063,000	30,445,615
Lowe's Cos Inc 4.05% 5/3/2047	9,135,000	7,091,882
Lowe's Cos Inc 4.5% 4/15/2030 (d)	9,618,000	9,739,717
Lowe's Cos Inc 4.8% 4/1/2026 (d)	8,100,000	8,117,485
Lowe's Cos Inc 5.625% 4/15/2053 (d)	8,000,000	7,637,739
Lowe's Cos Inc 5.75% 7/1/2053 (d)	4,623,000	4,472,861
O'Reilly Automotive Inc 4.7% 6/15/2032	8,100,000	8,108,914
		227,980,643
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	4,775,000	4,532,893
NIKE Inc 3.25% 3/27/2040 (d)	9,666,000	7,690,882
NIKE Inc 3.375% 11/1/2046	3,575,000	2,596,754
NIKE Inc 3.375% 3/27/2050	4,775,000	3,348,520
Tapestry Inc 3.05% 3/15/2032 (d)	2,320,000	2,077,561
Tapestry Inc 5.1% 3/11/2030 (d)	2,000,000	2,044,093
Tapestry Inc 5.5% 3/11/2035	2,000,000	2,021,675
		24,312,378
TOTAL CONSUMER DISCRETIONARY		789,247,488

Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.375% 3/15/2031 (d)	9,666,000	8,371,415
Coca-Cola Co/The 1.45% 6/1/2027 (d)	6,650,000	6,389,125
Coca-Cola Co/The 1.65% 6/1/2030 (d)	13,650,000	12,251,325
Coca-Cola Co/The 2.5% 3/15/2051	4,833,000	2,861,291
Coca-Cola Co/The 2.5% 6/1/2040 (d)	6,660,000	4,874,950
Coca-Cola Co/The 2.6% 6/1/2050	6,660,000	4,068,443
Coca-Cola Co/The 2.75% 6/1/2060	6,660,000	3,905,074
Coca-Cola Co/The 5% 5/13/2034	6,760,000	6,983,339
Coca-Cola Co/The 5.2% 1/14/2055	7,790,000	7,367,656
Constellation Brands Inc 3.5% 5/9/2027	7,944,000	7,854,995
Constellation Brands Inc 3.7% 12/6/2026	5,997,000	5,955,192
Constellation Brands Inc 4.75% 5/9/2032 (d)	5,000,000	4,998,134
Constellation Brands Inc 5.25% 11/15/2048	5,751,000	5,207,975
Keurig Dr Pepper Inc 2.25% 3/15/2031	2,000,000	1,762,210
Keurig Dr Pepper Inc 3.2% 5/1/2030	2,000,000	1,884,749
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,513,000	1,775,317
Keurig Dr Pepper Inc 4.05% 4/15/2032 (d)	11,200,000	10,674,055
Keurig Dr Pepper Inc 4.5% 4/15/2052	1,000,000	786,572
Keurig Dr Pepper Inc 4.6% 5/15/2030	7,880,000	7,880,915
Keurig Dr Pepper Inc 5.15% 5/15/2035	7,080,000	6,991,673
Molson Coors Beverage Co 3% 7/15/2026	13,822,000	13,662,176
Molson Coors Beverage Co 4.2% 7/15/2046	10,509,000	8,319,195
PepsiCo Inc 1.4% 2/25/2031 (d)	12,450,000	10,780,918
PepsiCo Inc 1.625% 5/1/2030 (d)	34,299,000	30,754,631
PepsiCo Inc 2.375% 10/6/2026 (d)	5,362,000	5,274,523
PepsiCo Inc 3% 10/15/2027	14,466,000	14,218,496
PepsiCo Inc 3.6% 8/13/2042	2,383,000	1,902,841
PepsiCo Inc 3.875% 3/19/2060	4,833,000	3,605,896
PepsiCo Inc 4.25% 10/22/2044	4,766,000	4,073,296
PepsiCo Inc 4.45% 4/14/2046	4,607,000	4,036,347
PepsiCo Inc 5% 2/7/2035	4,770,000	4,854,949
PepsiCo Inc 5% 7/23/2035	11,000,000	11,101,929
		225,429,602
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027 (d)	13,997,000	13,397,695
Costco Wholesale Corp 1.6% 4/20/2030	2,000,000	1,799,304
Costco Wholesale Corp 1.75% 4/20/2032 (d)	2,000,000	1,717,962
Dollar General Corp 5% 11/1/2032 (d)	9,230,000	9,306,943
Dollar Tree Inc 4.2% 5/15/2028	8,178,000	8,157,671
Kroger Co/The 1.7% 1/15/2031	5,315,000	4,632,460
Kroger Co/The 2.2% 5/1/2030	2,780,000	2,543,339
Kroger Co/The 2.65% 10/15/2026	2,264,000	2,226,419
Kroger Co/The 3.5% 2/1/2026 (d)	3,177,000	3,164,142
Kroger Co/The 3.95% 1/15/2050	2,900,000	2,168,336
Kroger Co/The 5% 9/15/2034 (d)	4,540,000	4,524,939
Kroger Co/The 5.15% 8/1/2043	2,165,000	2,000,783
Kroger Co/The 5.4% 1/15/2049 (d)	5,171,000	4,828,725
Kroger Co/The 5.5% 9/15/2054 (d)	5,170,000	4,840,913
Kroger Co/The 5.65% 9/15/2064	2,660,000	2,495,495
Sysco Corp 3.3% 2/15/2050	11,213,000	7,518,255
Sysco Corp 3.3% 7/15/2026	2,606,000	2,583,237
Sysco Corp 3.75% 10/1/2025	4,528,000	4,524,902
Sysco Corp 6.6% 4/1/2040	7,830,000	8,636,090
Target Corp 3.9% 11/15/2047	11,736,000	9,093,851
Target Corp 4% 7/1/2042 (d)	5,561,000	4,649,649
Target Corp 4.4% 1/15/2033 (d)	8,300,000	8,227,205
Walmart Inc 2.95% 9/24/2049	5,027,000	3,363,158
Walmart Inc 3.7% 6/26/2028	9,771,000	9,758,616
Walmart Inc 3.9% 4/15/2028	7,300,000	7,324,264
Walmart Inc 4.05% 6/29/2048	14,433,000	11,826,079
Walmart Inc 4.1% 4/15/2033 (d)	7,300,000	7,171,700
Walmart Inc 4.3% 4/22/2044	4,766,000	4,159,810
Walmart Inc 5.625% 4/1/2040	1,589,000	1,689,417
Walmart Inc 5.625% 4/15/2041 (d)	3,654,000	3,799,599
Walmart Inc 6.5% 8/15/2037	6,573,000	7,531,016
		169,661,974
Food Products - 0.3%
Archer-Daniels-Midland Co 4.5% 8/15/2033 (d)	16,900,000	16,682,283
Bunge Ltd Finance Corp 2.75% 5/14/2031 (d)	2,000,000	1,827,224
Bunge Ltd Finance Corp 4.2% 9/17/2029 (d)	3,260,000	3,244,480
Bunge Ltd Finance Corp 4.65% 9/17/2034	2,540,000	2,473,687
Conagra Brands Inc 4.85% 11/1/2028 (d)	10,827,000	10,943,738
Conagra Brands Inc 5.3% 11/1/2038	3,936,000	3,715,041
Conagra Brands Inc 5.4% 11/1/2048 (d)	7,130,000	6,275,171
General Mills Inc 2.875% 4/15/2030	5,778,000	5,436,363
General Mills Inc 3% 2/1/2051	4,854,000	3,056,673
General Mills Inc 4.2% 4/17/2028	13,662,000	13,672,828
General Mills Inc 4.875% 1/30/2030 (d)	2,540,000	2,597,051
General Mills Inc 4.95% 3/29/2033 (d)	3,670,000	3,694,881
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (e)	8,100,000	8,126,726
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (e)	5,400,000	5,321,445
Kellanova 3.25% 4/1/2026	2,955,000	2,936,893
Kellanova 4.3% 5/15/2028	4,766,000	4,795,938
Kraft Heinz Foods Co 3.875% 5/15/2027	28,999,000	28,807,343
Kraft Heinz Foods Co 4.375% 6/1/2046	14,500,000	11,546,629
Kraft Heinz Foods Co 5% 6/4/2042	9,800,000	8,765,846
Kraft Heinz Foods Co 5% 7/15/2035	1,000,000	979,455
Kraft Heinz Foods Co 6.875% 1/26/2039	2,000,000	2,176,118
The Campbell's Company 4.8% 3/15/2048 (d)	11,120,000	9,564,934
Tyson Foods Inc 4% 3/1/2026 (d)	5,854,000	5,840,215
Tyson Foods Inc 4.35% 3/1/2029 (d)	7,149,000	7,151,621
Tyson Foods Inc 5.1% 9/28/2048	7,408,000	6,645,912
		176,278,495
Household Products - 0.1%
Colgate-Palmolive Co 3.25% 8/15/2032 (d)	2,000,000	1,868,312
Kimberly-Clark Corp 1.05% 9/15/2027	16,774,000	15,863,138
Kimberly-Clark Corp 3.1% 3/26/2030	3,346,000	3,206,254
Kimberly-Clark Corp 3.2% 7/30/2046	1,986,000	1,416,546
Kimberly-Clark Corp 3.95% 11/1/2028	6,766,000	6,774,881
Kimberly-Clark Corp 6.625% 8/1/2037	1,200,000	1,388,256
Procter & Gamble Co/The 1% 4/23/2026	9,135,000	8,956,376
Procter & Gamble Co/The 1.95% 4/23/2031 (d)	14,500,000	13,026,392
Procter & Gamble Co/The 2.3% 2/1/2032 (d)	2,000,000	1,804,419
Procter & Gamble Co/The 2.85% 8/11/2027	3,575,000	3,514,049
Procter & Gamble Co/The 3% 3/25/2030	9,868,000	9,474,959
Procter & Gamble Co/The 5.55% 3/5/2037 (d)	2,000,000	2,156,303
		69,449,885
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031 (d)	13,533,000	11,933,968
Estee Lauder Cos Inc/The 5% 2/14/2034	2,600,000	2,624,353
Estee Lauder Cos Inc/The 5.15% 5/15/2053	4,000,000	3,782,352
Kenvue Inc 4.9% 3/22/2033	6,173,000	6,270,316
Kenvue Inc 5.05% 3/22/2028 (d)	5,583,000	5,724,198
Kenvue Inc 5.05% 3/22/2053 (d)	6,173,000	5,639,214
		35,974,401
Tobacco - 0.2%
Altria Group Inc 3.4% 2/4/2041	10,000,000	7,501,306
Altria Group Inc 3.875% 9/16/2046 (d)	7,944,000	5,914,305
Altria Group Inc 4.25% 8/9/2042	7,768,000	6,364,552
Altria Group Inc 4.8% 2/14/2029	10,541,000	10,708,494
Altria Group Inc 5.8% 2/14/2039	7,428,000	7,581,097
Altria Group Inc 5.95% 2/14/2049	8,261,000	8,212,072
Philip Morris International Inc 2.75% 2/25/2026	2,979,000	2,956,272
Philip Morris International Inc 3.875% 8/21/2042	3,833,000	3,103,573
Philip Morris International Inc 4.125% 3/4/2043	7,944,000	6,657,676
Philip Morris International Inc 4.625% 11/1/2029	5,360,000	5,444,472
Philip Morris International Inc 4.875% 11/15/2043	4,766,000	4,345,482
Philip Morris International Inc 4.875% 2/15/2028	6,100,000	6,212,779
Philip Morris International Inc 4.9% 11/1/2034 (d)	5,660,000	5,635,424
Philip Morris International Inc 5.125% 11/17/2027	8,330,000	8,506,664
Philip Morris International Inc 5.375% 2/15/2033	6,430,000	6,656,266
Philip Morris International Inc 5.75% 11/17/2032	5,880,000	6,225,043
Philip Morris International Inc 6.375% 5/16/2038	1,152,000	1,275,540
		103,301,017
TOTAL CONSUMER STAPLES		780,095,374

Energy - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	19,106,000	14,871,036
Baker Hughes Holdings LLC 5.125% 9/15/2040	1,589,000	1,529,171
Halliburton Co 2.92% 3/1/2030	7,656,000	7,199,581
Halliburton Co 3.8% 11/15/2025	203,000	202,604
Halliburton Co 4.85% 11/15/2035	9,000,000	8,770,575
Halliburton Co 5% 11/15/2045 (d)	5,989,000	5,279,519
Halliburton Co 7.45% 9/15/2039 (d)	1,192,000	1,394,653
		39,247,139
Oil, Gas & Consumable Fuels - 1.3%
APA Corp 6.1% 2/15/2035 (e)	6,200,000	6,206,541
Boardwalk Pipelines LP 3.4% 2/15/2031	2,000,000	1,863,522
BP Capital Markets PLC 3.279% 9/19/2027	10,121,000	9,978,858
Cheniere Energy Inc 5.65% 4/15/2034	4,400,000	4,491,647
Cheniere Energy Partners LP 5.75% 8/15/2034	11,150,000	11,452,025
Chevron Corp 1.995% 5/11/2027	4,949,000	4,802,833
Chevron Corp 2.236% 5/11/2030 (d)	5,916,000	5,455,672
Chevron Corp 2.954% 5/16/2026 (d)	8,737,000	8,666,037
Chevron Corp 2.978% 5/11/2040	4,949,000	3,856,763
Chevron Corp 3.078% 5/11/2050	5,916,000	3,942,271
Chevron USA Inc 4.2% 10/15/2049	3,480,000	2,773,046
Chevron USA Inc 4.95% 8/15/2047	10,963,000	9,914,086
ConocoPhillips 6.5% 2/1/2039	5,981,000	6,678,221
ConocoPhillips Co 4.7% 1/15/2030	5,480,000	5,584,074
ConocoPhillips Co 5% 1/15/2035 (d)	6,290,000	6,289,668
ConocoPhillips Co 5.05% 9/15/2033 (d)	9,450,000	9,652,425
ConocoPhillips Co 5.5% 1/15/2055	3,140,000	2,958,740
ConocoPhillips Co 5.55% 3/15/2054	9,450,000	8,966,440
ConocoPhillips Co 5.95% 3/15/2046	4,766,000	4,999,676
DCP Midstream Operating LP 3.25% 2/15/2032 (d)	1,000,000	899,427
DCP Midstream Operating LP 8.125% 8/16/2030	2,000,000	2,295,083
Devon Energy Corp 5% 6/15/2045	13,220,000	11,102,717
Devon Energy Corp 5.6% 7/15/2041 (d)	2,283,000	2,138,244
Diamondback Energy Inc 5.9% 4/18/2064	7,900,000	7,309,622
Diamondback Energy Inc 6.25% 3/15/2033 (d)	11,200,000	11,969,073
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	9,666,000	6,933,720
Energy Transfer LP 3.75% 5/15/2030	13,291,000	12,884,940
Energy Transfer LP 3.9% 7/15/2026	5,974,000	5,953,067
Energy Transfer LP 4.95% 6/15/2028	7,490,000	7,606,584
Energy Transfer LP 5% 5/15/2050	14,074,000	11,680,632
Energy Transfer LP 5.15% 3/15/2045	6,356,000	5,590,363
Energy Transfer LP 5.2% 4/1/2030	6,700,000	6,891,242
Energy Transfer LP 5.3% 4/1/2044	4,607,000	4,124,820
Energy Transfer LP 5.4% 10/1/2047	4,369,000	3,892,583
Energy Transfer LP 5.7% 4/1/2035	5,000,000	5,090,141
Energy Transfer LP 5.8% 6/15/2038	6,960,000	7,016,909
Energy Transfer LP 6% 6/15/2048	15,589,000	14,945,290
Energy Transfer LP 6.25% 4/15/2049 (d)	2,315,000	2,269,838
Enterprise Products Operating LLC 3.3% 2/15/2053	3,026,000	1,984,516
Enterprise Products Operating LLC 3.7% 2/15/2026	1,405,000	1,400,326
Enterprise Products Operating LLC 3.95% 2/15/2027	20,557,000	20,517,780
Enterprise Products Operating LLC 4.2% 1/31/2050	4,727,000	3,718,938
Enterprise Products Operating LLC 4.25% 2/15/2048	15,839,000	12,777,337
Enterprise Products Operating LLC 4.8% 2/1/2049	5,834,000	5,042,871
Enterprise Products Operating LLC 4.85% 3/15/2044	3,972,000	3,587,662
Enterprise Products Operating LLC 4.85% 8/15/2042	1,986,000	1,806,322
Enterprise Products Operating LLC 4.9% 5/15/2046	3,400,000	3,039,320
Enterprise Products Operating LLC 4.95% 2/15/2035	2,230,000	2,225,635
Enterprise Products Operating LLC 5.2% 1/15/2036 (d)	1,000,000	1,009,102
Enterprise Products Operating LLC 5.35% 1/31/2033 (d)	7,800,000	8,078,576
Enterprise Products Operating LLC 5.55% 2/16/2055	2,230,000	2,128,258
Enterprise Products Operating LLC 5.7% 2/15/2042	1,589,000	1,598,865
Enterprise Products Operating LLC 7.55% 4/15/2038	1,589,000	1,882,189
EOG Resources Inc 4.15% 1/15/2026	4,448,000	4,443,098
EOG Resources Inc 5% 7/15/2032	4,150,000	4,225,612
EOG Resources Inc 5.35% 1/15/2036	4,800,000	4,871,610
EOG Resources Inc 5.65% 12/1/2054	3,760,000	3,634,760
EQT Corp 5.7% 4/1/2028	6,471,000	6,687,966
Exxon Mobil Corp 3.043% 3/1/2026 (d)	6,618,000	6,580,030
Exxon Mobil Corp 3.452% 4/15/2051	4,616,000	3,254,686
Exxon Mobil Corp 3.482% 3/19/2030	19,333,000	18,915,696
Exxon Mobil Corp 3.567% 3/6/2045	5,282,000	4,050,186
Exxon Mobil Corp 4.227% 3/19/2040	20,900,000	18,806,023
Hess Corp 5.6% 2/15/2041	2,701,000	2,739,893
Hess Corp 5.8% 4/1/2047	3,383,000	3,419,195
Hess Corp 6% 1/15/2040	2,000,000	2,141,584
Hess Corp 7.875% 10/1/2029	3,300,000	3,751,775
HF Sinclair Corp 5.5% 9/1/2032	4,800,000	4,816,261
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	3,019,000	2,601,551
Kinder Morgan Energy Partners LP 5% 3/1/2043	795,000	712,735
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	5,558,000	5,238,191
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	795,000	770,143
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,383,000	2,542,979
Kinder Morgan Inc 4.3% 3/1/2028	7,919,000	7,949,124
Kinder Morgan Inc 4.8% 2/1/2033 (d)	2,000,000	1,977,152
Kinder Morgan Inc 5.2% 3/1/2048	6,974,000	6,196,523
Kinder Morgan Inc 5.2% 6/1/2033	5,970,000	6,039,473
Kinder Morgan Inc 5.3% 12/1/2034	6,792,000	6,834,219
Kinder Morgan Inc 5.55% 6/1/2045	12,933,000	12,157,806
Marathon Petroleum Corp 4.5% 4/1/2048	4,630,000	3,597,254
Marathon Petroleum Corp 5.15% 3/1/2030	5,260,000	5,409,408
Marathon Petroleum Corp 5.7% 3/1/2035	5,480,000	5,596,330
Marathon Petroleum Corp 6.5% 3/1/2041	795,000	835,800
MPLX LP 4.125% 3/1/2027	7,506,000	7,490,723
MPLX LP 4.7% 4/15/2048	15,489,000	12,560,462
MPLX LP 4.8% 2/15/2029	7,300,000	7,394,047
MPLX LP 4.8% 2/15/2031 (d)	5,120,000	5,123,851
MPLX LP 5.2% 3/1/2047	4,861,000	4,230,164
MPLX LP 5.4% 9/15/2035	10,670,000	10,533,611
MPLX LP 5.5% 2/15/2049	6,892,000	6,203,640
Occidental Petroleum Corp 6.6% 3/15/2046 (d)	19,100,000	19,179,399
ONEOK Inc 3.1% 3/15/2030	2,000,000	1,883,468
ONEOK Inc 3.4% 9/1/2029	1,300,000	1,248,098
ONEOK Inc 4.25% 9/15/2046	4,369,000	3,328,738
ONEOK Inc 4.25% 9/24/2027	1,000,000	1,000,902
ONEOK Inc 4.35% 3/15/2029	2,000,000	1,995,974
ONEOK Inc 4.45% 9/1/2049 (d)	4,640,000	3,620,109
ONEOK Inc 4.5% 3/15/2050	1,100,000	857,664
ONEOK Inc 4.75% 10/15/2031	3,460,000	3,459,953
ONEOK Inc 4.95% 10/15/2032 (d)	2,000,000	1,987,579
ONEOK Inc 4.95% 7/13/2047	4,647,000	3,929,163
ONEOK Inc 5% 3/1/2026	2,383,000	2,384,651
ONEOK Inc 5.05% 11/1/2034	2,470,000	2,408,250
ONEOK Inc 5.2% 7/15/2048	2,399,000	2,090,896
ONEOK Inc 5.65% 11/1/2028	3,550,000	3,687,624
ONEOK Inc 5.7% 11/1/2054	2,470,000	2,251,978
ONEOK Inc 5.85% 11/1/2064 (d)	6,300,000	5,735,337
ONEOK Inc 6.1% 11/15/2032 (d)	8,780,000	9,317,957
ONEOK Inc 6.625% 9/1/2053	6,710,000	6,889,846
Ovintiv Inc 6.5% 2/1/2038	7,055,000	7,258,265
Phillips 66 3.9% 3/15/2028	2,000,000	1,987,588
Phillips 66 4.65% 11/15/2034	2,000,000	1,929,241
Phillips 66 4.875% 11/15/2044 (d)	795,000	694,528
Phillips 66 5.875% 5/1/2042	7,547,000	7,551,680
Phillips 66 Co 4.95% 3/15/2035 (d)	7,530,000	7,378,703
Phillips 66 Co 5.5% 3/15/2055 (d)	4,340,000	3,958,409
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,000,000	963,444
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	9,730,000	9,729,765
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	1,509,000	1,278,506
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	4,220,000	4,570,393
Sabine Pass Liquefaction LLC 4.5% 5/15/2030 (d)	15,000,000	15,043,371
Shell Finance US Inc 2.375% 11/7/2029	26,293,000	24,620,577
Shell Finance US Inc 4% 5/10/2046	3,177,000	2,533,193
Shell Finance US Inc 4.375% 5/11/2045	10,565,000	8,996,097
Shell International Finance BV 3.125% 11/7/2049	11,116,000	7,407,315
Shell International Finance BV 3.875% 11/13/2028	6,766,000	6,757,401
Shell International Finance BV 6.375% 12/15/2038	5,337,000	5,949,505
Spectra Energy Partners LP 3.375% 10/15/2026	12,956,000	12,816,505
Targa Resources Corp 4.9% 9/15/2030	3,400,000	3,452,026
Targa Resources Corp 4.95% 4/15/2052	6,000,000	4,963,371
Targa Resources Corp 6.125% 3/15/2033	9,100,000	9,623,188
Targa Resources Corp 6.125% 5/15/2055	3,640,000	3,537,880
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	2,000,000	1,880,203
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	2,000,000	1,992,249
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	1,300,000	1,301,269
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030 (d)	2,000,000	2,038,137
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	4,640,000	4,413,674
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050 (d)	4,640,000	3,492,796
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	6,157,000	5,235,975
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	3,177,000	2,672,848
Valero Energy Corp 4% 4/1/2029	7,408,000	7,324,792
Valero Energy Corp 4% 6/1/2052	5,100,000	3,642,283
Valero Energy Corp 6.625% 6/15/2037	7,605,000	8,293,685
Western Gas Partners LP 4.05% 2/1/2030 (f)	10,100,000	9,820,330
Western Gas Partners LP 5.45% 11/15/2034	12,000,000	11,852,636
Williams Cos Inc/The 3.75% 6/15/2027	18,557,000	18,409,781
Williams Cos Inc/The 4.625% 6/30/2030	6,000,000	6,031,572
Williams Cos Inc/The 4.85% 3/1/2048	6,697,000	5,760,140
Williams Cos Inc/The 5.3% 9/30/2035	10,000,000	10,008,710
Williams Cos Inc/The 5.4% 3/2/2026	3,600,000	3,616,818
Williams Cos Inc/The 5.65% 3/15/2033	2,610,000	2,716,685
Williams Cos Inc/The 5.75% 6/24/2044	1,509,000	1,472,015
		876,493,233
TOTAL ENERGY		915,740,372

Financials - 6.2%
Banks - 2.7%
Bank of America Corp 1.658% 3/11/2027 (c)	15,408,000	15,189,200
Bank of America Corp 1.734% 7/22/2027 (c)	19,987,000	19,531,085
Bank of America Corp 2.087% 6/14/2029 (c)	4,543,000	4,292,480
Bank of America Corp 2.299% 7/21/2032 (c)(d)	7,772,000	6,858,743
Bank of America Corp 2.482% 9/21/2036 (c)	7,000,000	6,055,788
Bank of America Corp 2.651% 3/11/2032 (c)	14,674,000	13,337,673
Bank of America Corp 2.676% 6/19/2041 (c)	18,560,000	13,377,013
Bank of America Corp 2.687% 4/22/2032 (c)	7,115,000	6,454,629
Bank of America Corp 2.831% 10/24/2051 (c)	7,984,000	4,965,277
Bank of America Corp 2.972% 7/21/2052 (c)	7,772,000	4,987,893
Bank of America Corp 3.194% 7/23/2030 (c)	38,178,000	36,666,425
Bank of America Corp 3.248% 10/21/2027 (d)	2,979,000	2,934,933
Bank of America Corp 3.311% 4/22/2042 (c)	15,200,000	11,715,744
Bank of America Corp 3.419% 12/20/2028 (c)	24,064,000	23,647,420
Bank of America Corp 3.593% 7/21/2028 (c)	8,818,000	8,722,561
Bank of America Corp 3.705% 4/24/2028 (c)	6,991,000	6,933,466
Bank of America Corp 3.824% 1/20/2028 (c)	17,200,000	17,100,623
Bank of America Corp 3.846% 3/8/2037 (c)	4,603,000	4,251,278
Bank of America Corp 3.97% 3/5/2029 (c)	17,399,000	17,294,743
Bank of America Corp 3.974% 2/7/2030 (c)(d)	11,231,000	11,137,588
Bank of America Corp 4.083% 3/20/2051 (c)	5,027,000	3,953,359
Bank of America Corp 4.183% 11/25/2027 (d)	12,307,000	12,298,813
Bank of America Corp 4.244% 4/24/2038 (c)	2,000,000	1,835,203
Bank of America Corp 4.25% 10/22/2026	3,177,000	3,178,696
Bank of America Corp 4.271% 7/23/2029 (c)	14,306,000	14,341,487
Bank of America Corp 4.33% 3/15/2050 (c)	10,398,000	8,571,587
Bank of America Corp 4.443% 1/20/2048 (c)	12,114,000	10,309,002
Bank of America Corp 4.45% 3/3/2026	10,327,000	10,331,900
Bank of America Corp 4.623% 5/9/2029 (c)	6,000,000	6,067,680
Bank of America Corp 4.948% 7/22/2028 (c)	5,000,000	5,065,976
Bank of America Corp 5% 1/21/2044	4,265,000	4,044,291
Bank of America Corp 5.015% 7/22/2033 (c)(d)	8,900,000	9,040,904
Bank of America Corp 5.08% 1/20/2027 (c)	22,900,000	22,954,060
Bank of America Corp 5.288% 4/25/2034 (c)	6,160,000	6,318,705
Bank of America Corp 5.425% 8/15/2035 (c)	3,410,000	3,432,346
Bank of America Corp 5.464% 5/9/2036 (c)	18,000,000	18,489,355
Bank of America Corp 5.511% 1/24/2036 (c)	19,750,000	20,346,315
Bank of America Corp 5.518% 10/25/2035 (c)	2,100,000	2,118,718
Bank of America Corp 5.744% 2/12/2036 (c)(d)	12,060,000	12,355,910
Bank of America Corp 5.872% 9/15/2034 (c)	1,240,000	1,315,598
Bank of America Corp 5.875% 2/7/2042 (d)	2,610,000	2,726,563
Bank of America Corp 6.11% 1/29/2037	6,621,000	7,033,173
Bank of America Corp 6.204% 11/10/2028 (c)	7,700,000	8,024,727
Bank of America Corp 7.75% 5/14/2038	3,317,000	3,989,319
Citibank NA 4.914% 5/29/2030	25,000,000	25,654,934
Citigroup Inc 1.122% 1/28/2027 (c)	14,113,000	13,923,391
Citigroup Inc 2.561% 5/1/2032 (c)	11,986,000	10,763,229
Citigroup Inc 2.904% 11/3/2042 (c)	9,400,000	6,684,146
Citigroup Inc 3.52% 10/27/2028 (c)	18,312,000	18,035,232
Citigroup Inc 3.668% 7/24/2028 (c)	32,410,000	32,049,958
Citigroup Inc 3.785% 3/17/2033 (c)	7,100,000	6,670,987
Citigroup Inc 3.887% 1/10/2028 (c)	3,575,000	3,553,380
Citigroup Inc 3.98% 3/20/2030 (c)	28,276,000	27,922,413
Citigroup Inc 4.125% 7/25/2028 (d)	17,365,000	17,343,837
Citigroup Inc 4.412% 3/31/2031 (c)	7,733,000	7,715,807
Citigroup Inc 4.45% 9/29/2027	28,129,000	28,205,717
Citigroup Inc 4.6% 3/9/2026	4,766,000	4,770,132
Citigroup Inc 4.643% 5/7/2028 (c)	5,500,000	5,530,593
Citigroup Inc 4.65% 7/23/2048 (d)	11,261,000	9,762,687
Citigroup Inc 4.75% 5/18/2046	9,151,000	7,971,391
Citigroup Inc 5.3% 5/6/2044	1,589,000	1,507,172
Citigroup Inc 5.316% 3/26/2041 (c)	3,000,000	2,928,912
Citigroup Inc 5.333% 3/27/2036 (c)(d)	12,800,000	12,934,988
Citigroup Inc 5.411% 9/19/2039 (c)	17,720,000	17,545,120
Citigroup Inc 5.449% 6/11/2035 (c)(d)	12,600,000	12,952,213
Citigroup Inc 5.5% 9/13/2025	3,972,000	3,970,293
Citigroup Inc 5.875% 1/30/2042 (d)	4,328,000	4,492,246
Citigroup Inc 8.125% 7/15/2039	6,356,000	8,026,655
Citizens Financial Group Inc 2.638% 9/30/2032	3,302,000	2,790,318
Citizens Financial Group Inc 5.253% 3/5/2031 (c)(d)	6,360,000	6,502,353
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,800,000	6,057,663
Comerica Bank 5.332% 8/25/2033 (c)	1,500,000	1,478,015
Comerica Inc 3.8% 7/22/2026	2,899,000	2,878,604
Fifth Third Bancorp 2.55% 5/5/2027	11,793,000	11,498,143
Fifth Third Bancorp 4.772% 7/28/2030 (c)	6,100,000	6,174,239
Fifth Third Bancorp 8.25% 3/1/2038	3,651,000	4,473,022
First Citizens BancShares Inc/NC 6.254% 3/12/2040 (c)	2,250,000	2,259,524
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)	1,850,000	1,574,144
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)(d)	3,100,000	3,108,838
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	10,000,000	10,309,503
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	7,490,000	7,893,286
Huntington National Bank/The 4.552% 5/17/2028 (c)	10,000,000	10,051,632
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	23,779,000	23,089,362
JPMorgan Chase & Co 1.953% 2/4/2032 (c)	12,760,000	11,218,205
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	9,521,000	8,797,526
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	18,588,000	16,572,950
JPMorgan Chase & Co 2.95% 10/1/2026	20,041,000	19,813,990
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	9,908,000	9,249,606
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	11,841,000	7,918,220
JPMorgan Chase & Co 3.3% 4/1/2026	7,149,000	7,110,100
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	5,000,000	3,459,339
JPMorgan Chase & Co 3.509% 1/23/2029 (c)(d)	25,133,000	24,763,962
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	13,504,000	13,357,796
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	13,575,000	12,003,649
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	9,666,000	9,651,463
JPMorgan Chase & Co 3.964% 11/15/2048 (c)	7,466,000	5,945,798
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	16,311,000	16,247,741
JPMorgan Chase & Co 4.125% 12/15/2026	4,667,000	4,668,329
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	34,701,000	34,731,703
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	9,705,000	9,781,301
JPMorgan Chase & Co 4.586% 4/26/2033 (c)(d)	9,454,000	9,413,936
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	14,550,000	14,708,758
JPMorgan Chase & Co 4.85% 2/1/2044	3,972,000	3,671,943
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	20,900,000	21,190,348
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	9,883,000	9,827,200
JPMorgan Chase & Co 4.95% 6/1/2045	7,581,000	6,931,232
JPMorgan Chase & Co 4.995% 7/22/2030 (c)(d)	6,050,000	6,204,981
JPMorgan Chase & Co 5.012% 1/23/2030 (c)	12,500,000	12,803,614
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	8,690,000	8,965,401
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	5,350,000	5,453,501
JPMorgan Chase & Co 5.336% 1/23/2035 (c)	15,000,000	15,407,818
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	8,400,000	8,672,139
JPMorgan Chase & Co 5.5% 10/15/2040	4,528,000	4,627,820
JPMorgan Chase & Co 5.502% 1/24/2036 (c)(d)	7,500,000	7,744,204
JPMorgan Chase & Co 5.572% 4/22/2036 (c)(d)	23,700,000	24,639,323
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	6,400,000	6,528,045
JPMorgan Chase & Co 5.6% 7/15/2041	1,192,000	1,222,439
JPMorgan Chase & Co 5.625% 8/16/2043 (d)	3,972,000	4,002,174
JPMorgan Chase & Co 6.4% 5/15/2038	10,000,000	11,168,114
KeyBank NA/Cleveland OH 3.4% 5/20/2026	4,289,000	4,257,291
KeyCorp 4.789% 6/1/2033 (c)	7,300,000	7,229,315
KeyCorp 5.121% 4/4/2031 (c)(d)	3,830,000	3,917,863
M&T Bank Corp 5.053% 1/27/2034 (c)	5,000,000	4,961,722
M&T Bank Corp 5.179% 7/8/2031 (c)	6,400,000	6,548,233
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	20,000,000	20,090,987
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	7,000,000	7,098,335
PNC Financial Services Group Inc/The 1.15% 8/13/2026	10,008,000	9,726,255
PNC Financial Services Group Inc/The 2.6% 7/23/2026	19,333,000	19,086,836
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	5,000,000	4,920,254
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)	14,050,000	14,206,875
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (c)	4,000,000	4,081,969
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	3,520,000	3,637,455
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	11,710,000	12,011,625
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	8,100,000	8,231,320
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)(d)	2,100,000	2,167,808
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	9,650,000	10,010,510
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)(d)	4,700,000	4,899,986
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)(d)	10,750,000	11,425,369
Regions Financial Corp 5.502% 9/6/2035 (c)(d)	4,200,000	4,263,630
Santander Holdings USA Inc 2.49% 1/6/2028 (c)(d)	2,000,000	1,948,568
Santander Holdings USA Inc 4.4% 7/13/2027 (d)	4,600,000	4,610,762
Santander Holdings USA Inc 5.741% 3/20/2031 (c)(d)	2,830,000	2,941,074
Santander Holdings USA Inc 6.342% 5/31/2035 (c)(d)	5,250,000	5,578,906
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	2,900,000	3,050,052
Truist Financial Corp 1.267% 3/2/2027 (c)(d)	26,042,000	25,648,419
Truist Financial Corp 4.916% 7/28/2033 (c)	4,850,000	4,778,713
Truist Financial Corp 5.122% 1/26/2034 (c)	7,900,000	7,955,957
Truist Financial Corp 5.153% 8/5/2032 (c)	3,000,000	3,087,645
Truist Financial Corp 5.711% 1/24/2035 (c)	4,420,000	4,604,248
Truist Financial Corp 5.867% 6/8/2034 (c)	3,770,000	3,962,914
US Bancorp 1.375% 7/22/2030 (d)	9,666,000	8,449,842
US Bancorp 2.677% 1/27/2033 (c)	6,900,000	6,089,909
US Bancorp 3% 7/30/2029	8,603,000	8,218,921
US Bancorp 3.1% 4/27/2026	7,149,000	7,093,174
US Bancorp 4.653% 2/1/2029 (c)	11,310,000	11,438,831
US Bancorp 4.839% 2/1/2034 (c)(d)	12,000,000	11,928,109
US Bancorp 5.046% 2/12/2031 (c)	4,820,000	4,944,920
US Bancorp 5.1% 7/23/2030 (c)(d)	4,100,000	4,217,928
US Bancorp 5.424% 2/12/2036 (c)(d)	4,250,000	4,348,923
US Bancorp 5.775% 6/12/2029 (c)	8,900,000	9,273,606
Wells Fargo & Co 2.572% 2/11/2031 (c)	18,666,000	17,300,548
Wells Fargo & Co 3% 10/23/2026	16,149,000	15,937,465
Wells Fargo & Co 3.068% 4/30/2041 (c)	14,113,000	10,744,485
Wells Fargo & Co 3.35% 3/2/2033 (c)	4,543,000	4,188,951
Wells Fargo & Co 3.526% 3/24/2028 (c)	5,000,000	4,946,688
Wells Fargo & Co 3.55% 9/29/2025	3,368,000	3,365,436
Wells Fargo & Co 3.584% 5/22/2028 (c)	8,313,000	8,223,783
Wells Fargo & Co 3.9% 5/1/2045	3,781,000	3,007,281
Wells Fargo & Co 4.1% 6/3/2026 (d)	2,562,000	2,557,298
Wells Fargo & Co 4.4% 6/14/2046 (d)	5,672,000	4,663,728
Wells Fargo & Co 4.75% 12/7/2046 (d)	12,709,000	10,958,763
Wells Fargo & Co 4.808% 7/25/2028 (c)	16,500,000	16,676,296
Wells Fargo & Co 4.897% 7/25/2033 (c)	19,800,000	19,916,787
Wells Fargo & Co 4.9% 11/17/2045	7,663,000	6,786,970
Wells Fargo & Co 5.013% 4/4/2051 (c)	4,814,000	4,350,836
Wells Fargo & Co 5.15% 4/23/2031 (c)(d)	10,580,000	10,896,274
Wells Fargo & Co 5.198% 1/23/2030 (c)	8,500,000	8,755,068
Wells Fargo & Co 5.244% 1/24/2031 (c)	10,000,000	10,329,944
Wells Fargo & Co 5.375% 11/2/2043 (d)	5,336,000	5,088,796
Wells Fargo & Co 5.389% 4/24/2034 (c)	25,070,000	25,798,959
Wells Fargo & Co 5.499% 1/23/2035 (c)	9,000,000	9,287,396
Wells Fargo & Co 5.557% 7/25/2034 (c)	9,000,000	9,344,717
Wells Fargo & Co 5.574% 7/25/2029 (c)	12,000,000	12,440,398
Wells Fargo & Co 5.605% 4/23/2036 (c)	10,900,000	11,316,762
Wells Fargo & Co 5.606% 1/15/2044	9,040,000	8,832,040
		1,775,787,724
Capital Markets - 1.6%
Ameriprise Financial Inc 5.15% 5/15/2033 (d)	2,900,000	2,979,248
Apollo Debt Solutions BDC 6.55% 3/15/2032 (e)	5,950,000	6,199,488
Ares Capital Corp 2.15% 7/15/2026	20,441,000	20,037,576
Ares Capital Corp 5.5% 9/1/2030	4,000,000	4,051,046
Ares Capital Corp 5.95% 7/15/2029 (d)	7,200,000	7,445,187
Ares Strategic Income Fund 5.6% 2/15/2030	7,760,000	7,856,135
Ares Strategic Income Fund 6.2% 3/21/2032 (d)	2,600,000	2,674,589
Bank of New York Mellon Corp/The 1.8% 7/28/2031	16,619,000	14,567,714
Bank of New York Mellon Corp/The 2.8% 5/4/2026 (d)	4,472,000	4,432,619
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (c)	7,200,000	7,285,889
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	5,220,000	5,363,816
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	9,000,000	9,249,688
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (c)(d)	9,740,000	9,924,885
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	4,000,000	4,101,865
BlackRock Funding Inc 4.6% 7/26/2027	4,530,000	4,586,818
BlackRock Funding Inc 4.9% 1/8/2035 (d)	5,700,000	5,799,917
BlackRock Funding Inc 5.35% 1/8/2055	5,390,000	5,199,183
Blackrock Inc 2.1% 2/25/2032	11,503,000	10,029,389
Blackstone Private Credit Fund 5.25% 4/1/2030	2,590,000	2,597,935
Blackstone Private Credit Fund 5.95% 7/16/2029	7,400,000	7,635,827
Blackstone Private Credit Fund 6% 1/29/2032 (d)	2,260,000	2,320,230
Blackstone Private Credit Fund 6% 11/22/2034	2,100,000	2,114,996
Blackstone Secured Lending Fund 5.3% 6/30/2030	2,200,000	2,219,319
Blackstone Secured Lending Fund 5.35% 4/13/2028	5,340,000	5,417,592
Blue Owl Capital Corp 2.875% 6/11/2028 (d)	6,800,000	6,418,864
Blue Owl Capital Corp 5.95% 3/15/2029	2,850,000	2,894,306
Charles Schwab Corp/The 2% 3/20/2028	16,771,000	15,986,827
Charles Schwab Corp/The 2.45% 3/3/2027 (d)	19,333,000	18,896,239
Charles Schwab Corp/The 2.9% 3/3/2032 (d)	7,200,000	6,527,281
Charles Schwab Corp/The 6.136% 8/24/2034 (c)(d)	4,350,000	4,726,816
CME Group Inc 2.65% 3/15/2032	2,803,000	2,527,794
CME Group Inc 5.3% 9/15/2043	4,930,000	4,934,242
Franklin Resources Inc 1.6% 10/30/2030	2,000,000	1,755,607
GE Capital Funding LLC 4.4% 5/15/2030	5,000,000	4,982,928
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	33,156,000	32,854,602
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	22,445,000	19,881,692
Goldman Sachs Group Inc/The 2.6% 2/7/2030	9,666,000	9,039,507
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	24,562,000	22,167,326
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (c)	12,566,000	11,234,894
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	5,000,000	4,546,631
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (c)	5,063,000	3,874,303
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	14,113,000	13,983,065
Goldman Sachs Group Inc/The 3.75% 2/25/2026	4,622,000	4,609,052
Goldman Sachs Group Inc/The 3.85% 1/26/2027	24,021,000	23,909,302
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	1,000,000	879,591
Goldman Sachs Group Inc/The 4.25% 10/21/2025	3,972,000	3,970,143
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	5,770,000	5,253,754
Goldman Sachs Group Inc/The 4.75% 10/21/2045	12,534,000	11,133,115
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	9,600,000	9,700,627
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (c)(d)	20,500,000	20,987,334
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	5,550,000	5,718,806
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (c)	13,150,000	13,373,942
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)(d)	6,950,000	7,166,499
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)	9,800,000	9,687,141
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)(d)	7,150,000	7,127,026
Goldman Sachs Group Inc/The 5.95% 1/15/2027	11,915,000	12,208,480
Goldman Sachs Group Inc/The 6.25% 2/1/2041	5,900,000	6,332,636
Goldman Sachs Group Inc/The 6.75% 10/1/2037	20,049,000	22,284,509
Golub Capital BDC Inc 6% 7/15/2029	2,550,000	2,609,080
HPS Corporate Lending Fund 5.85% 6/5/2030 (d)(e)	2,900,000	2,947,661
HPS Corporate Lending Fund 6.25% 9/30/2029 (d)	4,100,000	4,237,924
Intercontinental Exchange Inc 1.85% 9/15/2032	8,990,000	7,536,075
Intercontinental Exchange Inc 2.65% 9/15/2040	10,990,000	8,001,322
Intercontinental Exchange Inc 3.75% 12/1/2025	4,567,000	4,560,126
Intercontinental Exchange Inc 3.75% 9/21/2028 (d)	7,411,000	7,337,773
Intercontinental Exchange Inc 4% 9/15/2027	11,200,000	11,175,895
Intercontinental Exchange Inc 4.25% 9/21/2048	8,390,000	6,893,795
Intercontinental Exchange Inc 4.6% 3/15/2033	4,600,000	4,599,281
Intercontinental Exchange Inc 5.25% 6/15/2031 (d)	5,030,000	5,248,801
Jefferies Financial Group Inc 2.625% 10/15/2031	1,933,000	1,711,978
Jefferies Financial Group Inc 4.15% 1/23/2030 (d)	11,213,000	11,066,983
Jefferies Financial Group Inc 6.2% 4/14/2034	5,370,000	5,665,845
LPL Holdings Inc 5.15% 6/15/2030	4,110,000	4,196,562
LPL Holdings Inc 5.65% 3/15/2035 (d)	3,400,000	3,436,545
Moody's Corp 2% 8/19/2031 (d)	1,400,000	1,229,886
Moody's Corp 3.25% 1/15/2028	12,663,000	12,462,162
Moody's Corp 4.25% 8/8/2032	1,000,000	984,006
Moody's Corp 4.875% 12/17/2048	8,233,000	7,298,706
Morgan Stanley 1.512% 7/20/2027 (c)	7,810,000	7,616,814
Morgan Stanley 1.593% 5/4/2027 (c)	11,397,000	11,184,661
Morgan Stanley 2.239% 7/21/2032 (c)	21,895,000	19,236,070
Morgan Stanley 2.475% 1/21/2028 (c)	2,000,000	1,952,253
Morgan Stanley 2.484% 9/16/2036 (c)	1,600,000	1,387,304
Morgan Stanley 2.511% 10/20/2032 (c)	3,963,000	3,516,537
Morgan Stanley 3.125% 7/27/2026	4,448,000	4,407,298
Morgan Stanley 3.217% 4/22/2042 (c)	14,442,000	11,002,101
Morgan Stanley 3.591% 7/22/2028 (c)	47,701,000	47,115,979
Morgan Stanley 3.772% 1/24/2029 (c)	9,753,000	9,655,600
Morgan Stanley 3.875% 1/27/2026	6,171,000	6,159,544
Morgan Stanley 3.95% 4/23/2027	27,155,000	27,058,115
Morgan Stanley 3.971% 7/22/2038 (c)	18,965,000	16,732,754
Morgan Stanley 4.3% 1/27/2045	1,589,000	1,358,355
Morgan Stanley 4.375% 1/22/2047	8,818,000	7,512,519
Morgan Stanley 4.457% 4/22/2039 (c)	6,005,000	5,594,240
Morgan Stanley 4.654% 10/18/2030 (c)	15,300,000	15,447,043
Morgan Stanley 5.042% 7/19/2030 (c)	8,300,000	8,502,561
Morgan Stanley 5.123% 2/1/2029 (c)	14,400,000	14,707,347
Morgan Stanley 5.192% 4/17/2031 (c)(d)	4,340,000	4,473,563
Morgan Stanley 5.297% 4/20/2037 (c)(d)	7,300,000	7,344,718
Morgan Stanley 5.32% 7/19/2035 (c)(d)	8,400,000	8,560,051
Morgan Stanley 5.587% 1/18/2036 (c)	24,850,000	25,692,671
Morgan Stanley 5.597% 3/24/2051 (c)	10,295,000	10,165,328
Morgan Stanley 5.664% 4/17/2036 (c)(d)	4,540,000	4,725,578
Morgan Stanley 5.948% 1/19/2038 (c)	8,870,000	9,216,509
Morgan Stanley 6.296% 10/18/2028 (c)	24,000,000	25,023,785
Morgan Stanley 6.375% 7/24/2042	2,303,000	2,533,951
Morgan Stanley 7.25% 4/1/2032	795,000	915,705
MSCI Inc 5.25% 9/1/2035	3,130,000	3,104,947
Nasdaq Inc 2.5% 12/21/2040	2,000,000	1,392,244
Nasdaq Inc 5.35% 6/28/2028	4,280,000	4,416,007
Nasdaq Inc 5.55% 2/15/2034 (d)	3,920,000	4,087,062
Nasdaq Inc 5.95% 8/15/2053 (d)	1,232,000	1,255,519
Nasdaq Inc 6.1% 6/28/2063	4,600,000	4,717,276
Northern Trust Corp 1.95% 5/1/2030	17,158,000	15,604,998
S&P Global Inc 2.9% 3/1/2032 (d)	34,219,000	31,259,346
S&P Global Inc 2.95% 1/22/2027	4,833,000	4,757,002
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	2,700,000	2,733,163
State Street Corp 1.684% 11/18/2027 (c)	15,869,000	15,388,118
State Street Corp 2.65% 5/19/2026	5,997,000	5,935,227
State Street Corp 4.729% 2/28/2030	7,000,000	7,157,388
State Street Corp 4.821% 1/26/2034 (c)	5,200,000	5,220,317
State Street Corp 4.834% 4/24/2030 (d)	4,760,000	4,888,805
State Street Corp 5.146% 2/28/2036 (c)	7,000,000	7,088,615
		1,056,671,226
Consumer Finance - 0.5%
Ally Financial Inc 2.2% 11/2/2028	11,270,000	10,522,514
Ally Financial Inc 6.184% 7/26/2035 (c)	6,930,000	7,124,345
Ally Financial Inc 6.848% 1/3/2030 (c)(d)	2,900,000	3,076,945
Ally Financial Inc 6.992% 6/13/2029 (c)	2,870,000	3,037,348
Ally Financial Inc 8% 11/1/2031 (d)	2,000,000	2,288,911
American Express Co 4.05% 12/3/2042	5,541,000	4,683,010
American Express Co 4.351% 7/20/2029 (c)	20,000,000	20,103,130
American Express Co 4.918% 7/20/2033 (c)	2,000,000	2,025,573
American Express Co 5.282% 7/27/2029 (c)(d)	12,000,000	12,381,368
American Express Co 5.284% 7/26/2035 (c)(d)	10,480,000	10,702,334
American Express Co 5.442% 1/30/2036 (c)	4,700,000	4,831,104
Capital One Financial Corp 2.359% 7/29/2032 (c)	3,300,000	2,839,173
Capital One Financial Corp 3.75% 3/9/2027	28,095,000	27,923,810
Capital One Financial Corp 3.75% 7/28/2026	7,746,000	7,698,047
Capital One Financial Corp 3.8% 1/31/2028	10,327,000	10,234,715
Capital One Financial Corp 4.5% 1/30/2026 (d)	14,948,000	14,941,984
Capital One Financial Corp 5.247% 7/26/2030 (c)(d)	5,600,000	5,758,978
Capital One Financial Corp 5.817% 2/1/2034 (c)	3,450,000	3,591,179
Capital One Financial Corp 5.884% 7/26/2035 (c)(d)	3,450,000	3,589,721
Capital One Financial Corp 6.051% 2/1/2035 (c)	6,850,000	7,217,075
Capital One Financial Corp 6.183% 1/30/2036 (c)(d)	3,950,000	4,074,252
Capital One Financial Corp 6.377% 6/8/2034 (c)	3,470,000	3,732,655
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,000,000	9,089,902
Ford Motor Credit Co LLC 5.918% 3/20/2028 (d)	4,680,000	4,749,737
Ford Motor Credit Co LLC 6.125% 3/8/2034 (d)	5,000,000	4,915,717
Ford Motor Credit Co LLC 6.5% 2/7/2035 (d)	3,750,000	3,779,679
Ford Motor Credit Co LLC 6.798% 11/7/2028 (d)	10,510,000	10,938,528
Ford Motor Credit Co LLC 6.8% 5/12/2028 (d)	23,835,000	24,752,713
Ford Motor Credit Co LLC 7.122% 11/7/2033 (d)	11,340,000	11,856,261
John Deere Capital Corp 2.65% 6/10/2026 (d)	3,972,000	3,926,724
John Deere Capital Corp 2.8% 9/8/2027	5,561,000	5,445,355
John Deere Capital Corp 3.45% 3/7/2029	15,887,000	15,594,601
John Deere Capital Corp 4.375% 10/15/2030	17,000,000	17,134,581
John Deere Capital Corp 5.05% 6/12/2034	6,740,000	6,881,186
Synchrony Financial 3.7% 8/4/2026	3,752,000	3,724,939
Synchrony Financial 5.15% 3/19/2029	21,635,000	21,899,828
Toyota Motor Credit Corp 1.15% 8/13/2027	16,723,000	15,851,577
Toyota Motor Credit Corp 1.9% 1/13/2027	8,796,000	8,555,970
Toyota Motor Credit Corp 3.05% 3/22/2027	11,570,000	11,408,716
Toyota Motor Credit Corp 4.45% 6/29/2029	2,000,000	2,024,642
Toyota Motor Credit Corp 4.55% 8/9/2029 (d)	17,190,000	17,473,558
Toyota Motor Credit Corp 4.6% 10/10/2031	4,270,000	4,310,699
		376,693,084
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	15,853,000	14,177,630
Apollo Global Management Inc 5.15% 8/12/2035	7,500,000	7,467,340
Berkshire Hathaway Inc 4.5% 2/11/2043 (d)	1,589,000	1,473,215
Blue Owl Credit Income Corp 5.8% 3/15/2030	6,935,000	7,024,810
Blue Owl Credit Income Corp 6.6% 9/15/2029	6,921,000	7,196,862
BP Capital Markets America Inc 2.721% 1/12/2032	28,999,000	26,122,184
BP Capital Markets America Inc 3% 2/24/2050	11,116,000	7,070,767
BP Capital Markets America Inc 3.017% 1/16/2027 (d)	7,547,000	7,455,393
BP Capital Markets America Inc 3.06% 6/17/2041	6,766,000	5,002,821
BP Capital Markets America Inc 4.812% 2/13/2033	5,950,000	5,968,962
BP Capital Markets America Inc 5.017% 11/17/2027 (d)	4,820,000	4,917,165
BP Capital Markets America Inc 5.227% 11/17/2034 (d)	7,410,000	7,569,149
CNH Industrial Capital LLC 4.75% 3/21/2028 (d)	5,320,000	5,379,459
Corebridge Financial Inc 3.9% 4/5/2032	4,549,000	4,301,938
Corebridge Financial Inc 4.35% 4/5/2042	4,800,000	4,038,720
Corebridge Financial Inc 6.875% 12/15/2052 (c)(d)	5,300,000	5,480,996
CRH SMW Finance DAC 5.125% 1/9/2030	5,700,000	5,864,782
DH Europe Finance II Sarl 2.6% 11/15/2029	7,675,000	7,224,229
DH Europe Finance II Sarl 3.4% 11/15/2049	8,313,000	5,896,003
Equitable Holdings Inc 4.35% 4/20/2028	6,519,000	6,544,028
Equitable Holdings Inc 5% 4/20/2048	2,000,000	1,788,825
Equitable Holdings Inc 5.594% 1/11/2033 (d)	2,700,000	2,807,878
Equitable Holdings Inc 6.7% 3/28/2055 (c)	1,500,000	1,531,195
Fidelity National Information Services Inc 1.15% 3/1/2026 (d)	16,937,000	16,667,668
Fidelity National Information Services Inc 2.25% 3/1/2031 (d)	16,065,000	14,256,584
Fiserv Inc 3.5% 7/1/2029	8,797,000	8,542,052
Fiserv Inc 4.4% 7/1/2049	14,614,000	11,685,991
Fiserv Inc 4.55% 2/15/2031	1,250,000	1,249,776
Global Payments Inc 1.2% 3/1/2026	23,465,000	23,088,088
Global Payments Inc 2.15% 1/15/2027 (d)	10,000,000	9,721,336
Global Payments Inc 2.9% 5/15/2030	2,000,000	1,845,978
Global Payments Inc 4.45% 6/1/2028	2,000,000	2,004,810
Global Payments Inc 5.95% 8/15/2052 (d)	5,500,000	5,230,443
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	2,730,000	2,772,876
Golub Capital Private Credit Fund 5.875% 5/1/2030	3,010,000	3,053,277
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	4,690,000	4,737,632
Jackson Financial Inc 5.17% 6/8/2027	9,500,000	9,622,346
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	8,000,000	7,084,647
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	19,650,000	20,355,632
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	8,400,000	9,211,768
Mastercard Inc 3.3% 3/26/2027	5,744,000	5,692,800
Mastercard Inc 3.35% 3/26/2030 (d)	7,992,000	7,776,820
Mastercard Inc 3.8% 11/21/2046	3,019,000	2,382,657
Mastercard Inc 3.85% 3/26/2050	14,152,000	10,960,946
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	14,810,000	14,365,800
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033 (d)	5,500,000	5,855,132
PayPal Holdings Inc 2.3% 6/1/2030 (d)	12,566,000	11,535,435
PayPal Holdings Inc 4.4% 6/1/2032 (d)	10,000,000	9,938,340
PayPal Holdings Inc 5.1% 4/1/2035 (d)	8,900,000	8,999,155
Sixth Street Lending Partners 6.125% 7/15/2030 (d)(e)	1,900,000	1,959,047
Sixth Street Lending Partners 6.5% 3/11/2029 (d)	3,790,000	3,934,119
Visa Inc 1.1% 2/15/2031	16,240,000	13,977,105
Visa Inc 1.9% 4/15/2027	11,387,000	11,029,998
Visa Inc 2.05% 4/15/2030	16,761,000	15,395,062
Visa Inc 2.7% 4/15/2040	9,473,000	7,192,064
Visa Inc 2.75% 9/15/2027	9,468,000	9,264,606
Visa Inc 4.3% 12/14/2045	5,275,000	4,564,004
Voya Financial Inc 3.65% 6/15/2026	12,542,000	12,478,190
Voya Financial Inc 5.7% 7/15/2043	2,979,000	2,929,553
		463,666,088
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	4,833,000	4,727,388
AFLAC Inc 4% 10/15/2046	3,003,000	2,369,291
Allstate Corp/The 3.28% 12/15/2026	3,750,000	3,708,917
Allstate Corp/The 4.2% 12/15/2046	6,005,000	4,901,220
American International Group Inc 3.875% 1/15/2035	2,145,000	1,976,637
American International Group Inc 4.375% 6/30/2050	4,543,000	3,729,106
American International Group Inc 4.5% 7/16/2044	7,050,000	6,136,658
American International Group Inc 4.75% 4/1/2048 (d)	7,808,000	6,849,422
Aon Corp 3.75% 5/2/2029 (d)	1,800,000	1,773,786
Aon Global Ltd 4.6% 6/14/2044	1,271,000	1,100,268
Aon Global Ltd 4.75% 5/15/2045	4,671,000	4,083,081
Aon North America Inc 5.45% 3/1/2034	5,950,000	6,142,403
Aon North America Inc 5.75% 3/1/2054	3,200,000	3,134,553
Arthur J Gallagher & Co 3.5% 5/20/2051	1,200,000	826,071
Arthur J Gallagher & Co 4.85% 12/15/2029	4,910,000	5,005,298
Arthur J Gallagher & Co 5.15% 2/15/2035	10,640,000	10,669,957
Arthur J Gallagher & Co 5.55% 2/15/2055	3,949,000	3,720,801
Arthur J Gallagher & Co 5.75% 3/2/2053	4,060,000	3,923,204
Assurant Inc 4.9% 3/27/2028 (d)	3,900,000	3,953,729
Athene Holding Ltd 3.5% 1/15/2031	5,413,000	5,124,223
Athene Holding Ltd 3.95% 5/25/2051	2,000,000	1,404,311
Athene Holding Ltd 4.125% 1/12/2028	2,000,000	1,995,367
Athene Holding Ltd 5.875% 1/15/2034 (d)	9,850,000	10,205,621
Athene Holding Ltd 6.625% 10/15/2054 (c)(d)	2,940,000	2,948,988
Athene Holding Ltd 6.625% 5/19/2055	1,750,000	1,793,557
Baylor Scott & White Holdings 2.839% 11/15/2050	14,016,000	8,780,298
Baylor Scott & White Holdings 3.967% 11/15/2046	1,986,000	1,574,587
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	7,588,000	6,701,733
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	10,633,000	6,741,532
Berkshire Hathaway Fin Corp 2.875% 3/15/2032 (d)	2,000,000	1,858,681
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	1,350,000	1,025,145
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	9,429,000	7,814,807
Berkshire Hathaway Fin Corp 5.75% 1/15/2040 (d)	11,222,000	12,134,605
Brighthouse Financial Inc 3.85% 12/22/2051	7,600,000	4,705,185
Brown & Brown Inc 4.2% 3/17/2032	6,283,000	6,017,837
Brown & Brown Inc 4.7% 6/23/2028	4,630,000	4,674,348
Brown & Brown Inc 5.55% 6/23/2035	3,080,000	3,139,396
Brown & Brown Inc 6.25% 6/23/2055	3,450,000	3,527,207
Chubb Corp/The 6.5% 5/15/2038 (d)	2,788,000	3,146,189
Chubb INA Holdings LLC 1.375% 9/15/2030 (d)	21,411,000	18,744,126
Chubb INA Holdings LLC 3.35% 5/3/2026	7,152,000	7,109,665
Chubb INA Holdings LLC 4.35% 11/3/2045 (d)	3,177,000	2,736,341
Chubb INA Holdings LLC 4.9% 8/15/2035	7,700,000	7,656,571
Chubb INA Holdings LLC 5% 3/15/2034	3,100,000	3,148,805
CNA Financial Corp 5.2% 8/15/2035	1,400,000	1,385,900
CNA Financial Corp 5.5% 6/15/2033	3,100,000	3,195,417
First American Financial Corp 5.45% 9/30/2034	3,050,000	3,034,671
Hartford Insurance Group Inc/The 2.8% 8/19/2029	5,649,000	5,358,161
Hartford Insurance Group Inc/The 3.6% 8/19/2049	6,760,000	4,917,617
Hartford Insurance Group Inc/The 4.4% 3/15/2048 (d)	7,713,000	6,486,374
Lincoln National Corp 3.625% 12/12/2026	4,766,000	4,731,503
Markel Group Inc 3.35% 9/17/2029	4,833,000	4,675,909
Markel Group Inc 3.5% 11/1/2027	4,000,000	3,938,580
Markel Group Inc 6% 5/16/2054 (d)	5,200,000	5,156,672
Marsh & McLennan Cos Inc 4.2% 3/1/2048	3,868,000	3,153,440
Marsh & McLennan Cos Inc 4.35% 1/30/2047 (d)	2,224,000	1,851,392
Marsh & McLennan Cos Inc 4.375% 3/15/2029 (d)	6,116,000	6,169,233
Marsh & McLennan Cos Inc 4.65% 3/15/2030	4,930,000	5,017,782
Marsh & McLennan Cos Inc 4.85% 11/15/2031	5,430,000	5,556,413
Marsh & McLennan Cos Inc 4.9% 3/15/2049	7,388,000	6,583,341
Marsh & McLennan Cos Inc 5% 3/15/2035	5,500,000	5,521,908
Marsh & McLennan Cos Inc 5.35% 11/15/2044	4,170,000	4,021,304
Marsh & McLennan Cos Inc 5.4% 3/15/2055 (d)	5,520,000	5,238,768
MetLife Inc 4.125% 8/13/2042	6,959,000	5,839,610
MetLife Inc 4.55% 3/23/2030 (d)	8,990,000	9,159,067
MetLife Inc 4.6% 5/13/2046	3,589,000	3,169,206
MetLife Inc 4.721% 12/15/2044 (c)	3,972,000	3,543,619
MetLife Inc 5.25% 1/15/2054	2,050,000	1,925,492
MetLife Inc 5.375% 7/15/2033	5,845,000	6,117,588
MetLife Inc 5.875% 2/6/2041	2,059,000	2,139,713
MetLife Inc 6.35% 3/15/2055 (c)	593,000	617,625
MetLife Inc 6.375% 6/15/2034	2,000,000	2,218,576
MetLife Inc 6.4% 12/15/2066 (c)	6,050,000	6,335,312
Principal Financial Group Inc 4.3% 11/15/2046	6,356,000	5,257,071
Principal Financial Group Inc 5.375% 3/15/2033	1,200,000	1,238,990
Progressive Corp/The 2.45% 1/15/2027	3,765,000	3,684,690
Progressive Corp/The 2.5% 3/15/2027	7,346,000	7,176,460
Progressive Corp/The 3% 3/15/2032	13,862,000	12,737,094
Progressive Corp/The 4.2% 3/15/2048	4,398,000	3,627,624
Prudential Financial Inc 3.878% 3/27/2028	3,305,000	3,303,769
Prudential Financial Inc 3.905% 12/7/2047	437,000	340,316
Prudential Financial Inc 3.935% 12/7/2049	8,515,000	6,474,122
Prudential Financial Inc 4.35% 2/25/2050	9,924,000	8,132,469
Prudential Financial Inc 4.418% 3/27/2048	5,044,000	4,163,674
Prudential Financial Inc 5.125% 3/1/2052 (c)	3,335,000	3,268,054
Prudential Financial Inc 5.7% 12/14/2036 (d)	302,000	318,360
Prudential Financial Inc 6% 9/1/2052 (c)(d)	7,060,000	7,284,579
Prudential Financial Inc 6.75% 3/1/2053 (c)(d)	1,800,000	1,898,487
Reinsurance Group of America Inc 6.65% 9/15/2055 (c)	1,950,000	1,986,290
Selective Insurance Group Inc 5.9% 4/15/2035	982,000	1,013,201
Travelers Companies Inc/The 4.1% 3/4/2049	4,833,000	3,871,946
Travelers Companies Inc/The 4.3% 8/25/2045	1,159,000	974,822
Travelers Companies Inc/The 5.45% 5/25/2053	2,300,000	2,234,692
Travelers Companies Inc/The 5.7% 7/24/2055	1,000,000	1,001,384
Travelers Companies Inc/The 6.25% 6/15/2037	6,633,000	7,309,308
Travelers Companies Inc/The 6.75% 6/20/2036	4,500,000	5,165,301
Unum Group 6% 6/15/2054	4,580,000	4,463,250
Willis North America Inc 4.65% 6/15/2027	5,827,000	5,864,889
Willis North America Inc 5.35% 5/15/2033 (d)	6,000,000	6,171,693
		449,463,643
TOTAL FINANCIALS		4,122,281,765

Health Care - 2.6%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	8,990,000	8,872,160
AbbVie Inc 3.2% 11/21/2029 (d)	15,370,000	14,810,615
AbbVie Inc 4.05% 11/21/2039	8,990,000	7,910,632
AbbVie Inc 4.25% 11/14/2028 (d)	6,585,000	6,640,601
AbbVie Inc 4.25% 11/21/2049	14,886,000	12,128,680
AbbVie Inc 4.3% 5/14/2036 (d)	4,972,000	4,711,348
AbbVie Inc 4.4% 11/6/2042	3,793,000	3,332,717
AbbVie Inc 4.45% 5/14/2046	5,561,000	4,777,904
AbbVie Inc 4.5% 5/14/2035	10,000,000	9,690,023
AbbVie Inc 4.55% 3/15/2035	5,282,000	5,171,455
AbbVie Inc 4.7% 5/14/2045	10,467,000	9,383,082
AbbVie Inc 4.75% 3/15/2045	5,028,000	4,540,368
AbbVie Inc 4.8% 3/15/2029 (d)	6,500,000	6,654,871
AbbVie Inc 4.875% 11/14/2048	4,630,000	4,178,266
AbbVie Inc 5.05% 3/15/2034	9,930,000	10,116,347
AbbVie Inc 5.4% 3/15/2054	6,500,000	6,237,974
Amgen Inc 1.65% 8/15/2028 (d)	15,418,000	14,407,547
Amgen Inc 2.3% 2/25/2031	16,400,000	14,732,327
Amgen Inc 2.6% 8/19/2026	8,340,000	8,217,986
Amgen Inc 2.8% 8/15/2041	15,756,000	11,330,939
Amgen Inc 3.35% 2/22/2032 (d)	5,640,000	5,259,247
Amgen Inc 3.375% 2/21/2050	8,893,000	6,211,022
Amgen Inc 4.4% 5/1/2045	7,888,000	6,672,326
Amgen Inc 4.663% 6/15/2051	9,908,000	8,411,315
Amgen Inc 4.875% 3/1/2053	8,280,000	7,150,213
Amgen Inc 5.15% 3/2/2028 (d)	12,880,000	13,180,902
Amgen Inc 5.25% 3/2/2033 (d)	8,730,000	8,962,369
Amgen Inc 5.6% 3/2/2043	10,000,000	9,882,754
Amgen Inc 5.65% 3/2/2053	11,643,000	11,260,532
Biogen Inc 2.25% 5/1/2030 (d)	1,600,000	1,456,622
Biogen Inc 6.45% 5/15/2055	8,050,000	8,196,690
Gilead Sciences Inc 1.65% 10/1/2030 (d)	11,928,000	10,538,670
Gilead Sciences Inc 2.8% 10/1/2050	11,832,000	7,377,727
Gilead Sciences Inc 3.65% 3/1/2026	4,909,000	4,892,332
Gilead Sciences Inc 4.15% 3/1/2047 (d)	9,882,000	8,067,659
Gilead Sciences Inc 4.75% 3/1/2046	8,737,000	7,834,221
Gilead Sciences Inc 4.8% 11/15/2029	4,900,000	5,030,735
Gilead Sciences Inc 5.5% 11/15/2054	4,500,000	4,376,264
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,000,000	1,760,266
		304,367,708
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.75% 11/30/2026	5,539,000	5,528,285
Abbott Laboratories 4.75% 11/30/2036	3,575,000	3,553,141
Abbott Laboratories 4.9% 11/30/2046	8,261,000	7,730,311
Baxter International Inc 1.915% 2/1/2027	11,725,000	11,340,635
Baxter International Inc 2.539% 2/1/2032 (d)	12,914,000	11,234,533
Becton Dickinson & Co 2.823% 5/20/2030	6,989,000	6,537,580
Becton Dickinson & Co 3.7% 6/6/2027	22,048,000	21,893,662
Becton Dickinson & Co 4.685% 12/15/2044	8,630,000	7,541,639
Becton Dickinson & Co 5.081% 6/7/2029	6,000,000	6,167,502
Boston Scientific Corp 4% 3/1/2029	8,579,000	8,556,796
Boston Scientific Corp 4.7% 3/1/2049 (d)	13,845,000	12,274,697
GE HealthCare Technologies Inc 5.5% 6/15/2035	5,700,000	5,852,642
GE HealthCare Technologies Inc 5.65% 11/15/2027	5,180,000	5,341,431
GE HealthCare Technologies Inc 5.905% 11/22/2032 (d)	10,170,000	10,865,479
Medtronic Inc 4.625% 3/15/2045	10,267,000	9,208,150
Solventum Corp 5.6% 3/23/2034	16,050,000	16,667,691
Stryker Corp 1.95% 6/15/2030	7,395,000	6,673,766
Stryker Corp 2.9% 6/15/2050	7,395,000	4,816,469
Stryker Corp 4.25% 9/11/2029	4,400,000	4,414,772
Stryker Corp 4.625% 9/11/2034	2,000,000	1,971,909
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	3,800,000	3,910,796
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	4,000,000	4,127,202
		176,209,088
Health Care Providers & Services - 1.1%
Allina Health System 3.887% 4/15/2049	5,269,000	3,957,046
Banner Health 2.907% 1/1/2042	1,305,000	939,296
Banner Health 2.913% 1/1/2051	10,923,000	6,877,799
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	10,657,000	7,444,868
Cardinal Health Inc 4.368% 6/15/2047	11,033,000	8,897,113
Cencora Inc 4.85% 12/15/2029	5,700,000	5,829,937
Cencora Inc 5.15% 2/15/2035 (d)	5,500,000	5,541,015
Centene Corp 2.5% 3/1/2031	2,000,000	1,704,135
Centene Corp 2.625% 8/1/2031	14,500,000	12,288,408
Centene Corp 3.375% 2/15/2030	16,200,000	14,763,115
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	2,637,000	2,202,758
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	8,032,000	4,897,047
Cigna Group/The 4.375% 10/15/2028	21,090,000	21,204,365
Cigna Group/The 4.5% 2/25/2026	9,262,000	9,265,525
Cigna Group/The 4.8% 7/15/2046	6,037,000	5,249,241
Cigna Group/The 4.8% 8/15/2038	18,723,000	17,575,302
Cigna Group/The 4.9% 12/15/2048	6,764,000	5,876,999
Cigna Group/The 5.25% 2/15/2034 (d)	5,000,000	5,098,856
Cigna Group/The 6.125% 11/15/2041	2,383,000	2,461,247
CommonSpirit Health 3.91% 10/1/2050	12,300,000	8,962,477
CommonSpirit Health 4.35% 11/1/2042	1,589,000	1,341,984
CVS Health Corp 2.875% 6/1/2026	5,958,000	5,887,559
CVS Health Corp 3% 8/15/2026 (d)	13,153,000	12,984,835
CVS Health Corp 3.25% 8/15/2029	13,963,000	13,357,163
CVS Health Corp 4.3% 3/25/2028 (d)	18,985,000	18,976,013
CVS Health Corp 4.875% 7/20/2035	2,462,000	2,360,828
CVS Health Corp 5% 1/30/2029	19,800,000	20,178,710
CVS Health Corp 5.05% 3/25/2048	21,765,000	18,659,051
CVS Health Corp 5.125% 7/20/2045	6,997,000	6,167,461
CVS Health Corp 5.3% 12/5/2043	3,489,000	3,175,465
CVS Health Corp 5.3% 6/1/2033	15,530,000	15,737,807
CVS Health Corp 5.45% 9/15/2035	10,000,000	10,022,445
CVS Health Corp 5.625% 2/21/2053	3,100,000	2,831,721
CVS Health Corp 5.7% 6/1/2034 (d)	6,850,000	7,066,480
CVS Health Corp 6% 6/1/2063	3,900,000	3,697,745
CVS Health Corp 6.05% 6/1/2054 (d)	6,650,000	6,459,131
CVS Health Corp 6.2% 9/15/2055	2,040,000	2,007,881
Elevance Health Inc 2.55% 3/15/2031	1,100,000	996,421
Elevance Health Inc 3.125% 5/15/2050	6,766,000	4,332,924
Elevance Health Inc 3.65% 12/1/2027	27,589,000	27,354,507
Elevance Health Inc 4.1% 5/15/2032	9,100,000	8,759,236
Elevance Health Inc 4.375% 12/1/2047	8,311,000	6,722,509
Elevance Health Inc 4.55% 3/1/2048	3,741,000	3,080,692
Elevance Health Inc 4.625% 5/15/2042	2,065,000	1,806,694
Elevance Health Inc 4.65% 1/15/2043	1,589,000	1,381,694
Elevance Health Inc 4.75% 2/15/2030 (d)	1,000,000	1,016,304
Elevance Health Inc 4.75% 2/15/2033	10,000,000	9,958,786
Elevance Health Inc 5.2% 2/15/2035	1,000,000	1,006,105
Elevance Health Inc 5.7% 2/15/2055	7,340,000	6,994,911
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	8,468,000	6,253,572
HCA Inc 3.625% 3/15/2032	2,000,000	1,860,083
HCA Inc 4.125% 6/15/2029	11,900,000	11,786,029
HCA Inc 4.375% 3/15/2042	10,000,000	8,366,270
HCA Inc 5.25% 3/1/2030 (d)	7,430,000	7,677,840
HCA Inc 5.25% 6/15/2049	18,865,000	16,654,580
HCA Inc 5.6% 4/1/2034	10,000,000	10,277,956
HCA Inc 5.75% 3/1/2035	7,500,000	7,715,271
HCA Inc 6.2% 3/1/2055 (d)	7,440,000	7,386,312
Humana Inc 1.35% 2/3/2027 (d)	10,039,000	9,642,103
Humana Inc 2.15% 2/3/2032	11,863,000	10,058,021
Humana Inc 3.125% 8/15/2029	6,457,000	6,141,536
Humana Inc 4.95% 10/1/2044	1,986,000	1,727,502
Humana Inc 5.95% 3/15/2034	10,850,000	11,359,575
Humana Inc 6% 5/1/2055	3,260,000	3,132,057
Icon Investments Six DAC 5.849% 5/8/2029	3,056,000	3,195,973
Integris Baptist Medical Center Inc 3.875% 8/15/2050	9,083,000	6,389,754
Kaiser Foundation Hospitals 3.266% 11/1/2049	7,259,000	4,989,925
Kaiser Foundation Hospitals 4.15% 5/1/2047	5,204,000	4,246,395
Kaiser Foundation Hospitals 4.875% 4/1/2042	1,430,000	1,329,958
Mass General Brigham Inc 4.117% 7/1/2055	2,780,000	2,208,440
McKesson Corp 4.65% 5/30/2030	2,200,000	2,237,944
McKesson Corp 5.25% 5/30/2035 (d)	4,290,000	4,372,325
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	2,383,000	1,890,151
MyMichigan Health 3.409% 6/1/2050	3,730,000	2,553,594
New York and Presbyterian Hospital/The 4.024% 8/1/2045	2,780,000	2,270,847
New York and Presbyterian Hospital/The 4.063% 8/1/2056	2,089,000	1,603,782
Novant Health Inc 3.168% 11/1/2051	6,588,000	4,301,928
NYU Langone Hospitals 4.784% 7/1/2044	6,037,000	5,370,635
Orlando Health Obligated Group 3.327% 10/1/2050	6,016,000	4,178,971
Piedmont Healthcare Inc 2.719% 1/1/2042	1,208,000	838,531
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	2,136,000	1,229,850
Sabra Health Care LP 3.2% 12/1/2031	2,000,000	1,807,132
Sutter Health 3.361% 8/15/2050	14,596,000	9,959,800
Sutter Health 5.537% 8/15/2035	460,000	479,362
Trinity Health Corp 2.632% 12/1/2040	3,512,000	2,457,714
UnitedHealth Group Inc 1.15% 5/15/2026 (d)	3,155,000	3,086,684
UnitedHealth Group Inc 1.25% 1/15/2026 (d)	6,254,000	6,180,563
UnitedHealth Group Inc 2% 5/15/2030	2,900,000	2,623,757
UnitedHealth Group Inc 2.3% 5/15/2031	2,662,000	2,377,016
UnitedHealth Group Inc 2.9% 5/15/2050	6,273,000	3,860,202
UnitedHealth Group Inc 3.05% 5/15/2041	16,300,000	12,006,246
UnitedHealth Group Inc 3.25% 5/15/2051	3,045,000	1,986,982
UnitedHealth Group Inc 3.375% 4/15/2027	4,289,000	4,242,648
UnitedHealth Group Inc 3.7% 8/15/2049	8,334,000	5,993,996
UnitedHealth Group Inc 3.75% 10/15/2047	7,594,000	5,644,363
UnitedHealth Group Inc 3.85% 6/15/2028 (d)	9,222,000	9,183,337
UnitedHealth Group Inc 3.875% 12/15/2028 (d)	11,908,000	11,818,197
UnitedHealth Group Inc 3.875% 8/15/2059	9,958,000	6,932,799
UnitedHealth Group Inc 4.2% 1/15/2047	2,859,000	2,294,601
UnitedHealth Group Inc 4.375% 3/15/2042	9,373,000	8,064,440
UnitedHealth Group Inc 4.625% 7/15/2035	7,300,000	7,088,702
UnitedHealth Group Inc 4.65% 1/15/2031	6,500,000	6,587,697
UnitedHealth Group Inc 4.75% 7/15/2045	1,327,000	1,171,519
UnitedHealth Group Inc 4.95% 1/15/2032	23,450,000	23,928,246
UnitedHealth Group Inc 4.95% 5/15/2062	4,700,000	3,976,020
UnitedHealth Group Inc 5.15% 7/15/2034	7,200,000	7,315,303
UnitedHealth Group Inc 5.25% 2/15/2028 (d)	8,360,000	8,595,214
UnitedHealth Group Inc 5.35% 2/15/2033	7,610,000	7,872,238
UnitedHealth Group Inc 5.625% 7/15/2054	12,470,000	11,869,744
UnitedHealth Group Inc 5.8% 3/15/2036	1,000,000	1,052,543
UnitedHealth Group Inc 5.875% 2/15/2053	7,600,000	7,510,047
UnitedHealth Group Inc 6.625% 11/15/2037	2,000,000	2,215,710
UnitedHealth Group Inc 6.875% 2/15/2038	1,300,000	1,476,890
Universal Health Services Inc 2.65% 10/15/2030	4,000,000	3,590,386
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,940,000	3,023,796
		746,881,215
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027 (d)	3,810,000	3,811,520
Agilent Technologies Inc 4.75% 9/9/2034	3,550,000	3,500,266
Danaher Corp 4.375% 9/15/2045	1,883,000	1,615,520
Revvity Inc 2.25% 9/15/2031	5,519,000	4,774,225
Thermo Fisher Scientific Inc 2.6% 10/1/2029	12,965,000	12,283,571
Thermo Fisher Scientific Inc 5.086% 8/10/2033 (d)	2,820,000	2,901,655
Thermo Fisher Scientific Inc 5.3% 2/1/2044	4,622,000	4,518,707
		33,405,464
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 3.2% 6/15/2026 (d)	2,128,000	2,113,473
Bristol-Myers Squibb Co 3.25% 8/1/2042	2,224,000	1,673,425
Bristol-Myers Squibb Co 3.4% 7/26/2029	4,508,000	4,395,778
Bristol-Myers Squibb Co 3.55% 3/15/2042	18,866,000	14,887,029
Bristol-Myers Squibb Co 4.125% 6/15/2039	3,769,000	3,357,787
Bristol-Myers Squibb Co 4.25% 10/26/2049	9,631,000	7,709,838
Bristol-Myers Squibb Co 4.35% 11/15/2047	5,317,000	4,411,959
Bristol-Myers Squibb Co 4.55% 2/20/2048	11,255,000	9,571,804
Bristol-Myers Squibb Co 4.9% 2/22/2029 (d)	7,530,000	7,734,480
Bristol-Myers Squibb Co 5.2% 2/22/2034	24,270,000	24,918,120
Bristol-Myers Squibb Co 5.55% 2/22/2054	8,543,000	8,238,033
Eli Lilly & Co 2.25% 5/15/2050	17,138,000	9,599,545
Eli Lilly & Co 4% 10/15/2028	10,000,000	10,024,124
Eli Lilly & Co 4.2% 8/14/2029	6,460,000	6,517,046
Eli Lilly & Co 4.6% 8/14/2034	5,440,000	5,408,938
Eli Lilly & Co 4.75% 2/12/2030 (d)	3,250,000	3,341,450
Eli Lilly & Co 4.875% 2/27/2053	4,640,000	4,185,723
Eli Lilly & Co 4.9% 10/15/2035	14,500,000	14,581,363
Eli Lilly & Co 4.95% 2/27/2063	3,300,000	2,934,570
Eli Lilly & Co 5.05% 8/14/2054	7,780,000	7,199,729
Eli Lilly & Co 5.1% 2/12/2035	3,000,000	3,074,747
Eli Lilly & Co 5.5% 2/12/2055	2,820,000	2,780,774
Eli Lilly & Co 5.6% 2/12/2065	3,000,000	2,973,514
Haleon US Capital LLC 3.375% 3/24/2027	14,422,000	14,254,609
Haleon US Capital LLC 3.625% 3/24/2032 (d)	14,451,000	13,626,016
Johnson & Johnson 2.1% 9/1/2040	7,409,000	5,142,273
Johnson & Johnson 2.45% 3/1/2026	4,440,000	4,403,749
Johnson & Johnson 2.45% 9/1/2060	7,409,000	4,063,382
Johnson & Johnson 3.4% 1/15/2038	7,411,000	6,419,990
Johnson & Johnson 3.5% 1/15/2048	4,766,000	3,616,586
Johnson & Johnson 3.625% 3/3/2037	3,177,000	2,853,150
Johnson & Johnson 4.375% 12/5/2033 (d)	2,600,000	2,608,714
Johnson & Johnson 4.5% 12/5/2043 (d)	5,262,000	4,877,179
Johnson & Johnson 4.5% 9/1/2040 (d)	1,800,000	1,723,211
Johnson & Johnson 4.85% 5/15/2041	3,383,000	3,290,584
Johnson & Johnson 4.9% 6/1/2031	5,000,000	5,221,267
Johnson & Johnson 5% 3/1/2035 (d)	2,000,000	2,056,833
Merck & Co Inc 2.35% 6/24/2040 (d)	10,000,000	7,048,789
Merck & Co Inc 2.45% 6/24/2050	4,418,000	2,552,494
Merck & Co Inc 3.6% 9/15/2042	1,589,000	1,258,058
Merck & Co Inc 3.7% 2/10/2045	5,084,000	3,981,662
Merck & Co Inc 3.9% 3/7/2039 (d)	11,666,000	10,267,161
Merck & Co Inc 4.05% 5/17/2028	7,500,000	7,539,783
Merck & Co Inc 4.5% 5/17/2033 (d)	11,325,000	11,329,975
Merck & Co Inc 5% 5/17/2053 (d)	11,000,000	9,960,865
Mylan Inc 5.2% 4/15/2048	2,383,000	1,911,822
Novartis Capital Corp 2.75% 8/14/2050	10,923,000	6,871,096
Novartis Capital Corp 3.1% 5/17/2027 (d)	4,679,000	4,623,166
Novartis Capital Corp 3.7% 9/21/2042	2,244,000	1,829,431
Novartis Capital Corp 4% 11/20/2045	4,162,000	3,427,610
Pfizer Inc 2.55% 5/28/2040	7,297,000	5,262,430
Pfizer Inc 2.7% 5/28/2050	3,596,000	2,192,230
Pfizer Inc 3% 12/15/2026	5,321,000	5,261,893
Pfizer Inc 3.45% 3/15/2029	6,618,000	6,514,831
Pfizer Inc 3.9% 3/15/2039	5,004,000	4,366,228
Pfizer Inc 4% 12/15/2036 (d)	9,447,000	8,705,103
Pfizer Inc 4.1% 9/15/2038	2,000,000	1,798,523
Pfizer Inc 4.125% 12/15/2046	2,613,000	2,120,946
Pfizer Inc 4.2% 9/15/2048	6,196,000	5,056,492
Pfizer Inc 4.4% 5/15/2044	3,328,000	2,899,792
Pfizer Inc 7.2% 3/15/2039	4,289,000	5,084,864
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	20,080,000	20,323,448
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	9,923,000	10,115,732
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	6,140,000	6,152,280
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	10,390,000	9,842,943
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	17,600,000	16,036,633
Royalty Pharma PLC 3.35% 9/2/2051	8,800,000	5,639,643
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	710,000	702,637
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,355,000	1,347,105
Utah Acquisition Sub Inc 5.25% 6/15/2046	2,622,000	2,140,162
Viatris Inc 2.7% 6/22/2030	12,760,000	11,473,307
Viatris Inc 4% 6/22/2050	8,750,000	5,764,834
Wyeth LLC 5.95% 4/1/2037	2,000,000	2,133,535
Zoetis Inc 3.95% 9/12/2047	1,589,000	1,251,240
Zoetis Inc 4.7% 2/1/2043	1,032,000	932,766
Zoetis Inc 5% 8/17/2035	7,600,000	7,568,940
		459,081,241
TOTAL HEALTH CARE		1,719,944,716

Industrials - 1.5%
Aerospace & Defense - 0.5%
Boeing Co 2.7% 2/1/2027	6,297,000	6,154,956
Boeing Co 2.95% 2/1/2030	8,056,000	7,554,383
Boeing Co 3.625% 3/1/2048	3,177,000	2,213,334
Boeing Co 3.65% 3/1/2047	2,192,000	1,547,605
Boeing Co 3.75% 2/1/2050	12,276,000	8,742,461
Boeing Co 5.15% 5/1/2030	9,666,000	9,914,710
Boeing Co 5.705% 5/1/2040	31,541,000	31,647,639
Boeing Co 5.805% 5/1/2050	14,268,000	13,720,635
Boeing Co 6.298% 5/1/2029	5,180,000	5,500,772
Boeing Co 6.528% 5/1/2034	5,200,000	5,694,761
Boeing Co 6.858% 5/1/2054	1,030,000	1,129,491
Boeing Co 6.875% 3/15/2039	2,622,000	2,912,149
GE Aerospace 3.625% 5/1/2030	9,492,000	9,240,711
GE Aerospace 4.9% 1/29/2036	9,000,000	9,039,339
GE Aerospace 6.875% 1/10/2039	119,000	139,436
General Dynamics Corp 3.75% 5/15/2028	7,466,000	7,449,849
General Dynamics Corp 4.25% 4/1/2050	3,867,000	3,205,062
General Dynamics Corp 4.95% 8/15/2035 (d)	4,440,000	4,486,870
Huntington Ingalls Industries Inc 4.2% 5/1/2030 (d)	2,000,000	1,971,693
L3Harris Technologies Inc 2.9% 12/15/2029	1,000,000	944,342
L3Harris Technologies Inc 5.05% 6/1/2029	9,560,000	9,815,861
L3Harris Technologies Inc 5.4% 7/31/2033	7,000,000	7,229,869
L3Harris Technologies Inc 5.5% 8/15/2054	3,950,000	3,801,831
Lockheed Martin Corp 3.55% 1/15/2026	3,017,000	3,008,202
Lockheed Martin Corp 4.09% 9/15/2052	12,077,000	9,429,127
Lockheed Martin Corp 4.7% 12/15/2031 (d)	7,790,000	7,952,497
Lockheed Martin Corp 4.95% 10/15/2025	10,000,000	10,001,410
Lockheed Martin Corp 5.2% 2/15/2055	8,200,000	7,621,984
Lockheed Martin Corp 5.25% 1/15/2033 (d)	10,000,000	10,421,112
Lockheed Martin Corp 5.7% 11/15/2054	5,000,000	4,980,515
Northrop Grumman Corp 3.25% 1/15/2028 (d)	6,673,000	6,552,390
Northrop Grumman Corp 3.85% 4/15/2045	1,489,000	1,174,771
Northrop Grumman Corp 4.03% 10/15/2047	14,958,000	11,862,739
Northrop Grumman Corp 4.75% 6/1/2043	3,177,000	2,863,586
RTX Corp 1.9% 9/1/2031	9,570,000	8,293,399
RTX Corp 3.75% 11/1/2046 (d)	5,929,000	4,499,395
RTX Corp 4.05% 5/4/2047	1,851,000	1,468,633
RTX Corp 4.125% 11/16/2028 (d)	11,685,000	11,697,593
RTX Corp 4.35% 4/15/2047 (d)	5,243,000	4,355,728
RTX Corp 4.45% 11/16/2038	12,715,000	11,764,325
RTX Corp 4.5% 6/1/2042	5,863,000	5,167,302
RTX Corp 4.625% 11/16/2048	10,491,000	9,007,136
RTX Corp 4.875% 10/15/2040	795,000	753,940
RTX Corp 5.15% 2/27/2033	9,600,000	9,860,544
RTX Corp 5.4% 5/1/2035	1,800,000	1,863,240
RTX Corp 5.7% 4/15/2040	1,589,000	1,652,340
		300,309,667
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031 (d)	6,900,000	6,131,595
FedEx Corp 3.1% 8/5/2029 (d)	5,027,000	4,797,974
FedEx Corp 4.05% 2/15/2048	2,900,000	2,147,952
FedEx Corp 4.4% 1/15/2047	6,356,000	4,995,144
FedEx Corp 4.55% 4/1/2046	1,192,000	938,991
FedEx Corp 4.95% 10/17/2048	6,273,000	5,287,355
FedEx Corp 5.25% 5/15/2050	3,383,000	2,976,115
United Parcel Service Inc 2.4% 11/15/2026	5,958,000	5,845,559
United Parcel Service Inc 3.4% 11/15/2046	2,104,000	1,515,446
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	857,648
United Parcel Service Inc 3.75% 11/15/2047	6,842,000	5,166,157
United Parcel Service Inc 4.25% 3/15/2049	3,190,000	2,576,484
United Parcel Service Inc 4.45% 4/1/2030 (d)	4,833,000	4,918,399
United Parcel Service Inc 5.25% 5/14/2035 (d)	5,220,000	5,350,726
United Parcel Service Inc 5.5% 5/22/2054	3,600,000	3,453,969
United Parcel Service Inc 5.95% 5/14/2055	4,300,000	4,349,788
United Parcel Service Inc 6.2% 1/15/2038	6,986,000	7,606,946
		68,916,248
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	7,105,000	6,951,661
Carrier Global Corp 2.722% 2/15/2030	12,373,000	11,623,932
Carrier Global Corp 3.377% 4/5/2040	4,959,000	3,963,043
Carrier Global Corp 3.577% 4/5/2050 (d)	11,213,000	8,180,116
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	11,850,000	11,974,680
Masco Corp 2% 2/15/2031	7,383,000	6,458,263
Masco Corp 3.125% 2/15/2051	3,735,000	2,297,000
Owens Corning 3.95% 8/15/2029	5,413,000	5,352,085
Owens Corning 5.95% 6/15/2054 (d)	4,330,000	4,328,265
		61,129,045
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	17,786,000	15,311,932
Republic Services Inc 2.9% 7/1/2026	3,352,000	3,320,147
Republic Services Inc 3.95% 5/15/2028	8,340,000	8,337,123
Republic Services Inc 5.2% 11/15/2034	4,520,000	4,637,847
Waste Management Inc 4.15% 7/15/2049	10,186,000	8,287,898
Waste Management Inc 4.65% 3/15/2030	2,700,000	2,753,472
Waste Management Inc 4.95% 3/15/2035	2,700,000	2,713,502
Waste Management Inc 4.95% 7/3/2027 (d)	1,920,000	1,954,042
Waste Management Inc 4.95% 7/3/2031 (d)	1,860,000	1,924,413
Waste Management Inc 5.35% 10/15/2054	2,700,000	2,586,584
		51,826,960
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	3,499,000	2,284,037
Burlington Northern Santa Fe LLC 3.25% 6/15/2027 (d)	5,958,000	5,887,774
Burlington Northern Santa Fe LLC 3.55% 2/15/2050	4,833,000	3,490,057
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	3,686,000	2,907,784
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	13,373,000	10,688,820
Burlington Northern Santa Fe LLC 4.125% 6/15/2047 (d)	2,264,000	1,850,485
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	1,350,000	1,122,815
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	3,575,000	3,114,345
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	2,000,000	1,754,874
Burlington Northern Santa Fe LLC 4.55% 9/1/2044	2,383,000	2,101,070
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	3,177,000	2,963,079
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	2,400,000	2,239,191
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	2,000,000	2,028,818
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,000,000	2,197,884
CSX Corp 3.25% 6/1/2027	3,972,000	3,918,316
CSX Corp 3.8% 11/1/2046	4,544,000	3,509,133
CSX Corp 3.95% 5/1/2050	2,840,000	2,185,006
CSX Corp 4.1% 11/15/2032 (d)	13,500,000	13,137,065
CSX Corp 4.1% 3/15/2044	5,382,000	4,436,143
CSX Corp 4.5% 3/15/2049	10,963,000	9,221,851
CSX Corp 4.75% 11/15/2048	4,599,000	4,048,413
Norfolk Southern Corp 3% 3/15/2032 (d)	4,000,000	3,640,369
Norfolk Southern Corp 3.8% 8/1/2028	9,444,000	9,398,536
Norfolk Southern Corp 3.95% 10/1/2042	1,509,000	1,235,576
Norfolk Southern Corp 4.05% 8/15/2052 (d)	6,859,000	5,284,726
Norfolk Southern Corp 4.45% 3/1/2033 (d)	22,050,000	21,654,544
Norfolk Southern Corp 4.65% 1/15/2046	2,589,000	2,271,174
Norfolk Southern Corp 5.1% 5/1/2035	6,130,000	6,199,249
Ryder System Inc 4.85% 6/15/2030 (d)	10,230,000	10,436,733
Uber Technologies Inc 4.3% 1/15/2030	2,980,000	2,988,142
Uber Technologies Inc 4.8% 9/15/2034	2,980,000	2,945,926
Uber Technologies Inc 5.35% 9/15/2054 (d)	2,980,000	2,798,047
Union Pacific Corp 2.15% 2/5/2027	7,153,000	6,972,097
Union Pacific Corp 2.375% 5/20/2031 (d)	2,000,000	1,817,242
Union Pacific Corp 2.4% 2/5/2030 (d)	2,000,000	1,862,801
Union Pacific Corp 2.8% 2/14/2032	11,666,000	10,580,710
Union Pacific Corp 2.891% 4/6/2036	7,292,000	6,055,376
Union Pacific Corp 3% 4/15/2027 (d)	3,972,000	3,907,403
Union Pacific Corp 3.25% 2/5/2050	10,720,000	7,295,488
Union Pacific Corp 3.35% 8/15/2046	3,750,000	2,686,930
Union Pacific Corp 3.375% 2/14/2042	4,000,000	3,073,662
Union Pacific Corp 3.6% 9/15/2037	2,622,000	2,280,230
Union Pacific Corp 3.799% 10/1/2051	2,224,000	1,656,197
Union Pacific Corp 3.839% 3/20/2060	11,170,000	7,978,300
Union Pacific Corp 3.95% 9/10/2028	2,000,000	1,999,227
Union Pacific Corp 4.95% 5/15/2053	3,730,000	3,352,956
Union Pacific Corp 5.1% 2/20/2035 (d)	3,370,000	3,428,559
Union Pacific Corp 5.6% 12/1/2054 (d)	3,370,000	3,322,575
		222,209,735
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	8,822,000	8,263,212
3M Co 2.875% 10/15/2027	3,177,000	3,103,372
3M Co 3.05% 4/15/2030	2,912,000	2,768,095
3M Co 3.125% 9/19/2046	2,192,000	1,498,459
3M Co 3.25% 8/26/2049	6,797,000	4,596,801
3M Co 3.7% 4/15/2050 (d)	3,595,000	2,612,853
3M Co 5.7% 3/15/2037 (d)	1,900,000	1,998,783
Honeywell International Inc 1.95% 6/1/2030	8,796,000	7,953,317
Honeywell International Inc 2.5% 11/1/2026	5,688,000	5,587,277
Honeywell International Inc 2.8% 6/1/2050	8,168,000	5,107,955
Honeywell International Inc 3.812% 11/21/2047	1,113,000	848,428
Honeywell International Inc 4.7% 2/1/2030	3,540,000	3,607,348
Honeywell International Inc 4.875% 9/1/2029	4,580,000	4,717,135
Honeywell International Inc 4.95% 9/1/2031	1,800,000	1,855,921
Honeywell International Inc 5% 3/1/2035	6,720,000	6,765,416
Honeywell International Inc 5.25% 3/1/2054	4,580,000	4,259,248
Trane Technologies Financing Ltd 3.8% 3/21/2029	11,400,000	11,290,839
Trane Technologies Financing Ltd 4.65% 11/1/2044	4,766,000	4,225,699
		81,060,158
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	11,416,000	10,809,756
Caterpillar Financial Services Corp 2.4% 8/9/2026 (d)	2,264,000	2,230,246
Caterpillar Financial Services Corp 4.1% 8/15/2028	10,000,000	10,033,748
Caterpillar Inc 3.25% 9/19/2049	13,214,000	9,238,042
Caterpillar Inc 3.803% 8/15/2042	1,986,000	1,635,821
Caterpillar Inc 5.2% 5/15/2035	5,050,000	5,174,390
Caterpillar Inc 5.3% 9/15/2035	5,561,000	5,748,546
Cummins Inc 1.5% 9/1/2030 (d)	4,833,000	4,261,872
Cummins Inc 5.3% 5/9/2035	10,000,000	10,215,985
Deere & Co 2.875% 9/7/2049	9,579,000	6,273,299
Deere & Co 3.9% 6/9/2042	7,000,000	5,929,299
Deere & Co 5.375% 10/16/2029	795,000	835,299
Eaton Corp 4% 11/2/2032	1,509,000	1,465,128
Eaton Corp 4.15% 11/2/2042	1,509,000	1,293,843
Eaton Corp 4.7% 8/23/2052 (d)	5,800,000	5,141,209
Otis Worldwide Corp 2.565% 2/15/2030	10,633,000	9,911,514
Otis Worldwide Corp 3.362% 2/15/2050	8,091,000	5,607,557
Parker-Hannifin Corp 3.25% 3/1/2027	4,488,000	4,435,962
Parker-Hannifin Corp 4% 6/14/2049	4,727,000	3,723,990
Parker-Hannifin Corp 4.1% 3/1/2047	4,496,000	3,644,494
Parker-Hannifin Corp 4.5% 9/15/2029	2,000,000	2,027,610
Stanley Black & Decker Inc 4.25% 11/15/2028 (d)	4,000,000	4,008,068
Stanley Black & Decker Inc 5.2% 9/1/2040	7,100,000	6,778,463
		120,424,141
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	3,760,972	3,633,870
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	5,531,547	4,974,760
Southwest Airlines Co 2.625% 2/10/2030	2,000,000	1,839,184
Southwest Airlines Co 5.125% 6/15/2027 (d)	8,833,000	8,933,146
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	317,431	309,754
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	7,186,428	6,933,920
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	7,277,174	7,483,271
		34,107,905
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031 (d)	1,300,000	1,155,793
Paychex Inc 5.6% 4/15/2035	6,265,000	6,484,391
Verisk Analytics Inc 4.5% 8/15/2030	3,660,000	3,674,731
Verisk Analytics Inc 5.125% 2/15/2036	4,030,000	4,003,504
Verisk Analytics Inc 5.25% 3/15/2035	5,830,000	5,879,522
		21,197,941
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027	6,863,000	6,679,265
Air Lease Corp 3% 2/1/2030	1,900,000	1,794,943
Air Lease Corp 3.125% 12/1/2030	9,666,000	9,023,272
Air Lease Corp 3.625% 12/1/2027	7,593,000	7,507,474
Air Lease Corp 5.2% 7/15/2031	2,600,000	2,675,985
GATX Corp 5.45% 9/15/2033	6,450,000	6,617,208
WW Grainger Inc 4.45% 9/15/2034	7,480,000	7,317,644
		41,615,791
TOTAL INDUSTRIALS		1,002,797,591

Information Technology - 1.8%
Communications Equipment - 0.1%
Cisco Systems Inc 2.5% 9/20/2026	3,972,000	3,912,492
Cisco Systems Inc 4.75% 2/24/2030	7,550,000	7,757,655
Cisco Systems Inc 4.85% 2/26/2029	7,570,000	7,775,156
Cisco Systems Inc 5.05% 2/26/2034	7,300,000	7,503,705
Cisco Systems Inc 5.1% 2/24/2035 (d)	7,680,000	7,859,209
Cisco Systems Inc 5.3% 2/26/2054	3,650,000	3,510,167
Cisco Systems Inc 5.5% 2/24/2055	4,110,000	4,056,517
Cisco Systems Inc 5.9% 2/15/2039	9,863,000	10,619,380
Motorola Solutions Inc 5.2% 8/15/2032	14,200,000	14,556,859
		67,551,140
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	5,710,000	5,900,837
Amphenol Corp 5.375% 11/15/2054 (d)	3,098,000	3,007,510
Corning Inc 3.9% 11/15/2049	4,833,000	3,675,896
Corning Inc 4.75% 3/15/2042	3,972,000	3,599,416
Dell International LLC / EMC Corp 4.9% 10/1/2026 (d)	7,506,000	7,537,125
Dell International LLC / EMC Corp 5.3% 10/1/2029	19,994,000	20,700,080
Dell International LLC / EMC Corp 8.1% 7/15/2036 (d)	8,303,000	10,054,602
Dell International LLC / EMC Corp 8.35% 7/15/2046 (d)	9,542,000	12,134,815
Vontier Corp 2.95% 4/1/2031	3,500,000	3,179,731
		69,790,012
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	11,406,000	11,158,657
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	3,740,000	3,785,778
IBM Corporation 1.95% 5/15/2030 (d)	11,102,000	10,028,816
IBM Corporation 2.95% 5/15/2050	11,005,000	6,956,082
IBM Corporation 3.3% 5/15/2026	9,666,000	9,604,042
IBM Corporation 3.5% 5/15/2029	13,474,000	13,209,725
IBM Corporation 4.25% 5/15/2049	8,612,000	6,900,170
IBM Corporation 4.4% 7/27/2032 (d)	8,100,000	8,047,629
IBM Corporation 4.7% 2/19/2046 (d)	3,932,000	3,461,415
IBM Corporation 4.8% 2/10/2030 (d)	5,380,000	5,513,209
IBM Corporation 5.2% 2/10/2035 (d)	5,720,000	5,811,508
IBM Corporation 5.6% 11/30/2039	6,500,000	6,707,164
IBM Corporation 5.7% 2/10/2055	5,500,000	5,401,110
		96,585,305
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices Inc 2.8% 10/1/2041	11,812,000	8,566,899
Analog Devices Inc 3.5% 12/5/2026 (d)	1,700,000	1,689,795
Applied Materials Inc 4.35% 4/1/2047	10,263,000	8,747,575
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	5,561,000	5,486,665
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	3,043,000	3,030,194
Broadcom Inc 2.45% 2/15/2031 (d)(e)	28,182,000	25,480,160
Broadcom Inc 2.6% 2/15/2033 (e)	9,400,000	8,124,340
Broadcom Inc 3.187% 11/15/2036 (e)	1,000,000	834,738
Broadcom Inc 3.419% 4/15/2033 (d)(e)	11,000,000	10,024,352
Broadcom Inc 3.459% 9/15/2026 (d)	10,027,000	9,956,040
Broadcom Inc 3.469% 4/15/2034 (e)	3,391,000	3,041,533
Broadcom Inc 3.75% 2/15/2051 (e)	17,216,000	12,856,419
Broadcom Inc 4.3% 11/15/2032 (d)	9,956,000	9,703,521
Broadcom Inc 4.55% 2/15/2032	8,980,000	8,937,989
Broadcom Inc 4.6% 7/15/2030	11,080,000	11,186,601
Broadcom Inc 4.75% 4/15/2029 (d)	13,584,000	13,835,800
Broadcom Inc 4.8% 10/15/2034	8,980,000	8,881,495
Intel Corp 2% 8/12/2031 (d)	7,124,000	6,173,239
Intel Corp 2.45% 11/15/2029	10,216,000	9,424,300
Intel Corp 2.8% 8/12/2041	10,000,000	6,702,219
Intel Corp 3.05% 8/12/2051	7,124,000	4,212,343
Intel Corp 3.25% 11/15/2049	8,313,000	5,191,332
Intel Corp 3.734% 12/8/2047	2,594,000	1,804,949
Intel Corp 3.9% 3/25/2030	9,048,000	8,815,932
Intel Corp 4% 8/5/2029	2,000,000	1,969,194
Intel Corp 4.1% 5/11/2047 (d)	1,906,000	1,403,773
Intel Corp 4.1% 5/19/2046	5,561,000	4,164,745
Intel Corp 4.15% 8/5/2032	2,000,000	1,903,500
Intel Corp 4.6% 3/25/2040	2,000,000	1,759,783
Intel Corp 4.75% 3/25/2050	9,512,000	7,616,712
Intel Corp 4.875% 2/10/2028 (d)	10,180,000	10,313,973
Intel Corp 5.625% 2/10/2043	5,000,000	4,737,410
Intel Corp 5.7% 2/10/2053	8,000,000	7,356,711
Intel Corp 5.9% 2/10/2063	1,600,000	1,476,481
Lam Research Corp 2.875% 6/15/2050	11,648,000	7,413,510
Marvell Technology Inc 2.95% 4/15/2031	2,000,000	1,837,140
Marvell Technology Inc 4.75% 7/15/2030 (d)	7,015,000	7,078,942
Micron Technology Inc 2.703% 4/15/2032	8,400,000	7,393,994
Micron Technology Inc 4.663% 2/15/2030	6,573,000	6,613,048
Micron Technology Inc 5.375% 4/15/2028	8,560,000	8,825,486
Micron Technology Inc 5.65% 11/1/2032	2,810,000	2,938,214
Micron Technology Inc 5.8% 1/15/2035	4,310,000	4,455,304
Micron Technology Inc 6.05% 11/1/2035	1,900,000	1,996,269
NVIDIA Corp 2% 6/15/2031 (d)	20,182,000	18,059,030
NVIDIA Corp 2.85% 4/1/2030 (d)	8,603,000	8,222,169
NVIDIA Corp 3.5% 4/1/2050	4,785,000	3,561,765
QUALCOMM Inc 1.65% 5/20/2032 (d)	14,000,000	11,774,998
QUALCOMM Inc 4.3% 5/20/2047 (d)	8,023,000	6,687,302
QUALCOMM Inc 4.5% 5/20/2030 (d)	2,720,000	2,765,468
QUALCOMM Inc 4.8% 5/20/2045 (d)	2,000,000	1,826,182
QUALCOMM Inc 5% 5/20/2035	3,290,000	3,323,202
QUALCOMM Inc 5.4% 5/20/2033 (d)	18,000,000	19,005,880
Texas Instruments Inc 1.9% 9/15/2031 (d)	2,000,000	1,760,891
Texas Instruments Inc 3.65% 8/16/2032 (d)	2,000,000	1,903,754
Texas Instruments Inc 4.15% 5/15/2048 (d)	5,526,000	4,527,651
Texas Instruments Inc 4.5% 5/23/2030	3,810,000	3,869,702
Texas Instruments Inc 4.6% 2/15/2028 (d)	10,000,000	10,169,898
Texas Instruments Inc 5.05% 5/18/2063	7,000,000	6,287,317
Texas Instruments Inc 5.1% 5/23/2035 (d)	3,610,000	3,691,607
		391,399,435
Software - 0.6%
AppLovin Corp 5.125% 12/1/2029	3,730,000	3,814,751
AppLovin Corp 5.5% 12/1/2034	7,170,000	7,318,467
Cadence Design Systems Inc 4.3% 9/10/2029 (d)	4,300,000	4,331,153
Cadence Design Systems Inc 4.7% 9/10/2034	2,470,000	2,445,337
Fortinet Inc 2.2% 3/15/2031	2,000,000	1,781,291
Microsoft Corp 2.525% 6/1/2050	32,153,000	19,655,905
Microsoft Corp 2.675% 6/1/2060	5,334,000	3,090,063
Microsoft Corp 2.921% 3/17/2052	36,922,000	24,160,559
Microsoft Corp 3.041% 3/17/2062	3,278,000	2,067,005
Microsoft Corp 3.45% 8/8/2036 (d)	2,307,000	2,081,637
Microsoft Corp 4.2% 11/3/2035	1,700,000	1,684,610
Oracle Corp 1.65% 3/25/2026	9,109,000	8,972,373
Oracle Corp 2.65% 7/15/2026 (d)	7,149,000	7,049,311
Oracle Corp 2.875% 3/25/2031	11,675,000	10,704,227
Oracle Corp 2.95% 4/1/2030	12,477,000	11,749,502
Oracle Corp 3.25% 11/15/2027	13,584,000	13,323,282
Oracle Corp 3.6% 4/1/2040	13,600,000	10,780,623
Oracle Corp 3.6% 4/1/2050	12,383,000	8,468,469
Oracle Corp 3.85% 4/1/2060	14,393,000	9,612,011
Oracle Corp 3.85% 7/15/2036 (d)	13,797,000	12,122,800
Oracle Corp 3.95% 3/25/2051 (d)	10,575,000	7,630,175
Oracle Corp 4% 11/15/2047	13,899,000	10,501,733
Oracle Corp 4% 7/15/2046	7,785,000	5,935,838
Oracle Corp 4.125% 5/15/2045	2,383,000	1,872,828
Oracle Corp 4.2% 9/27/2029 (d)	10,770,000	10,741,915
Oracle Corp 4.3% 7/8/2034	3,078,000	2,923,779
Oracle Corp 4.7% 9/27/2034	3,160,000	3,054,695
Oracle Corp 4.9% 2/6/2033 (d)	15,000,000	15,005,910
Oracle Corp 5.375% 7/15/2040	19,029,000	18,415,741
Oracle Corp 5.375% 9/27/2054	2,780,000	2,476,265
Oracle Corp 5.5% 8/3/2035 (d)	4,000,000	4,077,200
Oracle Corp 6% 8/3/2055	8,100,000	7,912,716
Oracle Corp 6.125% 7/8/2039	1,800,000	1,880,849
Roper Technologies Inc 1% 9/15/2025	7,443,000	7,433,109
Roper Technologies Inc 1.4% 9/15/2027	7,250,000	6,870,324
Roper Technologies Inc 1.75% 2/15/2031	7,250,000	6,286,399
Roper Technologies Inc 2% 6/30/2030	14,306,000	12,844,876
Roper Technologies Inc 3.8% 12/15/2026	6,752,000	6,710,193
Roper Technologies Inc 5.1% 9/15/2035 (d)	2,080,000	2,074,943
Salesforce Inc 1.95% 7/15/2031 (d)	10,300,000	9,121,175
Salesforce Inc 2.7% 7/15/2041 (d)	12,000,000	8,627,551
Synopsys Inc 4.65% 4/1/2028	14,440,000	14,635,229
Synopsys Inc 4.85% 4/1/2030	3,700,000	3,774,179
Synopsys Inc 5% 4/1/2032	6,440,000	6,569,958
Synopsys Inc 5.15% 4/1/2035	4,240,000	4,276,793
Synopsys Inc 5.7% 4/1/2055	5,840,000	5,733,888
VMware LLC 1.4% 8/15/2026	22,344,000	21,725,045
VMware LLC 4.65% 5/15/2027	2,000,000	2,012,753
VMware LLC 4.7% 5/15/2030	2,000,000	2,024,802
		378,364,237
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	10,000,000	9,405,476
Apple Inc 1.25% 8/20/2030	13,098,000	11,496,271
Apple Inc 1.7% 8/5/2031 (d)	7,886,000	6,929,773
Apple Inc 2.375% 2/8/2041	13,368,000	9,360,639
Apple Inc 2.45% 8/4/2026 (d)	16,363,000	16,135,670
Apple Inc 2.55% 8/20/2060	5,162,000	2,926,498
Apple Inc 2.65% 5/11/2050	4,157,000	2,574,466
Apple Inc 2.85% 8/5/2061	7,887,000	4,648,370
Apple Inc 2.9% 9/12/2027 (d)	11,161,000	10,983,673
Apple Inc 2.95% 9/11/2049	21,247,000	14,107,938
Apple Inc 3% 11/13/2027 (d)	7,944,000	7,832,145
Apple Inc 3.2% 5/11/2027	13,008,000	12,874,676
Apple Inc 3.35% 8/8/2032 (d)	7,000,000	6,638,990
Apple Inc 3.75% 11/13/2047	5,541,000	4,367,865
Apple Inc 3.75% 9/12/2047	4,833,000	3,790,986
Apple Inc 3.85% 5/4/2043	10,327,000	8,630,601
Apple Inc 4% 5/10/2028	3,300,000	3,322,296
Apple Inc 4.25% 2/9/2047	1,986,000	1,701,130
Apple Inc 4.3% 5/10/2033 (d)	3,300,000	3,325,190
Apple Inc 4.375% 5/13/2045	3,725,000	3,289,441
Apple Inc 4.5% 2/23/2036 (d)	7,355,000	7,383,522
Apple Inc 4.65% 2/23/2046	14,788,000	13,526,587
Hewlett Packard Enterprise Co 4.55% 10/15/2029	4,530,000	4,557,380
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (c)	7,746,000	7,746,398
Hewlett Packard Enterprise Co 5% 10/15/2034	4,240,000	4,168,537
Hewlett Packard Enterprise Co 5.6% 10/15/2054	2,140,000	1,976,239
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (c)(d)	6,390,000	6,842,005
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (c)	1,493,000	1,538,331
HP Inc 4.2% 4/15/2032	6,450,000	6,217,935
HP Inc 5.5% 1/15/2033 (d)	2,000,000	2,054,578
HP Inc 6% 9/15/2041 (d)	3,192,000	3,245,034
		203,598,640
TOTAL INFORMATION TECHNOLOGY		1,207,288,769

Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	4,785,000	4,768,496
Air Products and Chemicals Inc 2.05% 5/15/2030	5,220,000	4,762,030
Air Products and Chemicals Inc 2.7% 5/15/2040	4,495,000	3,284,929
Air Products and Chemicals Inc 2.8% 5/15/2050	5,346,000	3,331,772
CF Industries Inc 4.95% 6/1/2043	5,900,000	5,275,087
Dow Chemical Co/The 2.1% 11/15/2030 (d)	6,863,000	6,060,800
Dow Chemical Co/The 3.6% 11/15/2050	7,056,000	4,652,785
Dow Chemical Co/The 4.375% 11/15/2042	3,872,000	3,107,171
Dow Chemical Co/The 4.8% 11/30/2028 (d)	6,792,000	6,885,040
Dow Chemical Co/The 4.8% 5/15/2049	6,112,000	4,859,014
Dow Chemical Co/The 9.4% 5/15/2039	2,383,000	3,076,174
DuPont de Nemours Inc 4.725% 11/15/2028 (d)	13,619,000	13,890,344
DuPont de Nemours Inc 5.319% 11/15/2038 (d)	5,128,000	5,349,158
Eastman Chemical Co 4.65% 10/15/2044	2,383,000	1,987,760
Eastman Chemical Co 5% 8/1/2029	3,000,000	3,056,448
Ecolab Inc 1.3% 1/30/2031	6,356,000	5,464,395
Ecolab Inc 2.7% 11/1/2026	5,243,000	5,160,912
Ecolab Inc 2.75% 8/18/2055	8,768,000	5,208,045
Huntsman Intl LLC 5.7% 10/15/2034 (d)	2,400,000	2,222,037
Linde Inc/CT 3.2% 1/30/2026	5,036,000	5,013,555
Linde Inc/CT 3.55% 11/7/2042	1,589,000	1,260,743
LYB International Finance BV 4.875% 3/15/2044	4,647,000	3,916,169
LYB International Finance II BV 3.5% 3/2/2027	19,438,000	19,194,420
LYB International Finance III LLC 3.375% 10/1/2040	7,366,000	5,402,705
LYB International Finance III LLC 3.625% 4/1/2051	7,366,000	4,777,683
LyondellBasell Industries NV 4.625% 2/26/2055	2,970,000	2,283,158
Mosaic Co/The 4.05% 11/15/2027	4,575,000	4,551,575
Mosaic Co/The 5.625% 11/15/2043	2,979,000	2,857,803
Sherwin-Williams Co/The 2.95% 8/15/2029	2,000,000	1,901,583
Sherwin-Williams Co/The 3.45% 6/1/2027 (d)	17,609,000	17,401,628
Sherwin-Williams Co/The 3.8% 8/15/2049	2,919,000	2,161,570
Sherwin-Williams Co/The 4.5% 6/1/2047	6,776,000	5,709,880
Westlake Corp 3.125% 8/15/2051	6,500,000	3,957,446
Westlake Corp 5% 8/15/2046 (d)	1,589,000	1,383,767
		174,176,082
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028 (e)	15,050,000	15,236,363
CRH America Finance Inc 5.4% 5/21/2034 (d)	4,800,000	4,928,885
CRH America Finance Inc 5.5% 1/9/2035	5,300,000	5,467,583
Martin Marietta Materials Inc 3.5% 12/15/2027 (d)	2,000,000	1,972,488
Martin Marietta Materials Inc 5.15% 12/1/2034	3,800,000	3,822,354
Martin Marietta Materials Inc 5.5% 12/1/2054 (d)	3,800,000	3,646,104
Vulcan Materials Co 5.35% 12/1/2034	7,110,000	7,282,762
		42,356,539
Containers & Packaging - 0.0%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (d)	1,870,000	1,911,836
Amcor Group Finance PLC 5.45% 5/23/2029	13,600,000	14,083,514
International Paper Co 4.4% 8/15/2047	6,908,000	5,615,839
International Paper Co 5.15% 5/15/2046	1,438,000	1,293,973
Packaging Corp of America 5.2% 8/15/2035	5,000,000	5,028,716
WestRock MWV LLC 8.2% 1/15/2030	1,580,000	1,817,879
WRKCo Inc 3% 6/15/2033 (d)	2,000,000	1,761,185
WRKCo Inc 3.375% 9/15/2027	2,000,000	1,973,039
WRKCo Inc 4.2% 6/1/2032	4,833,000	4,661,013
		38,146,994
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.625% 8/1/2030	32,382,000	32,453,338
Freeport-McMoRan Inc 5.45% 3/15/2043 (d)	1,000,000	946,624
Newmont Corp 5.45% 6/9/2044	5,093,000	5,017,413
Nucor Corp 2.7% 6/1/2030 (d)	3,900,000	3,639,763
Nucor Corp 2.979% 12/15/2055	3,177,000	1,925,517
Nucor Corp 6.4% 12/1/2037	4,833,000	5,320,767
		49,303,422
TOTAL MATERIALS		303,983,037

Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	12,510,000	12,823,948
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	5,400,000	5,369,064
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	9,020,000	9,048,395
Piedmont Operating Partnership LP 9.25% 7/20/2028	3,850,000	4,279,186
Safehold GL Holdings LLC 5.65% 1/15/2035	3,100,000	3,131,282
VICI Properties LP 4.75% 2/15/2028	11,117,000	11,204,318
VICI Properties LP 5.125% 5/15/2032	5,838,000	5,858,362
VICI Properties LP 6.125% 4/1/2054	3,000,000	2,914,947
Vornado Realty LP 3.4% 6/1/2031	2,000,000	1,783,346
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,733,172
		58,146,020
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032 (d)	7,371,000	6,172,715
Alexandria Real Estate Equities Inc 3% 5/18/2051	5,582,000	3,410,531
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	9,154,000	7,718,722
Healthpeak OP LLC 3% 1/15/2030	9,937,000	9,403,235
Healthpeak OP LLC 4.75% 1/15/2033	1,750,000	1,738,066
Healthpeak OP LLC 5.25% 12/15/2032	3,000,000	3,067,330
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,093,000	2,859,519
Omega Healthcare Investors Inc 4.5% 4/1/2027 (d)	7,547,000	7,555,280
Omega Healthcare Investors Inc 5.2% 7/1/2030 (d)	1,700,000	1,724,503
Ventas Realty LP 3.25% 10/15/2026	2,780,000	2,746,895
Ventas Realty LP 3.85% 4/1/2027	7,547,000	7,505,904
Ventas Realty LP 4% 3/1/2028	17,202,000	17,117,302
Ventas Realty LP 4.125% 1/15/2026	1,152,000	1,149,651
Ventas Realty LP 4.375% 2/1/2045	2,383,000	1,959,898
Ventas Realty LP 4.875% 4/15/2049	2,262,000	1,937,224
Welltower OP LLC 4.95% 9/1/2048 (d)	7,944,000	7,285,162
Welltower OP LLC 6.5% 3/15/2041	1,100,000	1,210,674
		84,562,611
Industrial REITs - 0.1%
LXP Industrial Trust 2.375% 10/1/2031	2,417,000	2,088,120
Prologis LP 1.625% 3/15/2031 (d)	11,425,000	9,938,495
Prologis LP 1.75% 2/1/2031 (d)	23,383,000	20,531,754
Prologis LP 2.125% 4/15/2027	9,502,000	9,223,225
Prologis LP 3.25% 10/1/2026	3,701,000	3,669,272
Prologis LP 4.875% 6/15/2028	2,700,000	2,761,401
Prologis LP 5.25% 3/15/2054	4,520,000	4,226,874
Prologis LP 5.25% 6/15/2053	3,300,000	3,085,838
		55,524,979
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	1,100,000	944,126
Boston Properties LP 2.75% 10/1/2026	5,561,000	5,464,196
Boston Properties LP 2.9% 3/15/2030	1,400,000	1,299,649
Boston Properties LP 3.25% 1/30/2031 (d)	15,176,000	14,102,481
Boston Properties LP 3.4% 6/21/2029	2,300,000	2,204,036
COPT Defense Properties LP 2.75% 4/15/2031 (d)	4,000,000	3,605,477
Kilroy Realty LP 2.5% 11/15/2032	2,100,000	1,721,550
Kilroy Realty LP 2.65% 11/15/2033	1,700,000	1,373,825
Kilroy Realty LP 5.875% 10/15/2035	2,018,000	2,008,483
		32,723,823
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032 (d)	3,150,000	3,193,732
Digital Realty Trust LP 3.7% 8/15/2027	8,356,000	8,290,517
Digital Realty Trust LP 4.45% 7/15/2028 (d)	2,000,000	2,015,447
Essex Portfolio LP 1.65% 1/15/2031 (d)	2,000,000	1,715,509
Essex Portfolio LP 1.7% 3/1/2028 (d)	2,000,000	1,881,936
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,787,960
Essex Portfolio LP 3% 1/15/2030	1,477,000	1,395,680
Essex Portfolio LP 3.375% 4/15/2026	2,000,000	1,986,361
Essex Portfolio LP 4% 3/1/2029 (d)	4,833,000	4,780,885
Essex Portfolio LP 5.375% 4/1/2035 (d)	3,720,000	3,801,861
Extra Space Storage LP 4.95% 1/15/2033	1,500,000	1,504,851
Extra Space Storage LP 5.35% 1/15/2035	9,180,000	9,248,312
Extra Space Storage LP 5.4% 6/15/2035 (d)	1,030,000	1,039,695
Mid-America Apartments LP 1.1% 9/15/2026	2,000,000	1,938,436
Mid-America Apartments LP 3.95% 3/15/2029	5,510,000	5,475,250
Tanger Properties LP 3.875% 7/15/2027	4,925,000	4,870,933
		54,927,365
Residential REITs - 0.1%
American Homes 4 Rent LP 4.25% 2/15/2028	7,636,000	7,614,270
American Homes 4 Rent LP 5.5% 7/15/2034	3,900,000	3,991,760
AvalonBay Communities Inc 2.05% 1/15/2032	2,000,000	1,736,808
AvalonBay Communities Inc 2.3% 3/1/2030	4,833,000	4,449,677
AvalonBay Communities Inc 5% 2/15/2033	3,800,000	3,866,868
Camden Property Trust 4.1% 10/15/2028 (d)	2,000,000	2,001,858
ERP Operating LP 1.85% 8/1/2031 (d)	14,500,000	12,675,076
ERP Operating LP 3.25% 8/1/2027	10,314,000	10,161,989
ERP Operating LP 4.95% 6/15/2032	2,360,000	2,410,129
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,186,000	5,917,239
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,300,000	2,294,917
UDR Inc 2.1% 6/15/2033 (d)	12,929,000	10,575,998
		67,696,589
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	4,500,000	4,628,546
Brixmor Operating Partnership LP 3.9% 3/15/2027 (d)	4,480,000	4,453,885
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,868,000	4,770,366
Brixmor Operating Partnership LP 4.125% 5/15/2029 (d)	5,363,000	5,315,248
Brixmor Operating Partnership LP 4.125% 6/15/2026	5,997,000	5,979,693
Kimco Realty OP LLC 1.9% 3/1/2028	8,216,000	7,800,678
Kimco Realty OP LLC 3.8% 4/1/2027	3,177,000	3,157,054
Kimco Realty OP LLC 4.125% 12/1/2046	7,944,000	6,299,336
Kimco Realty OP LLC 4.45% 9/1/2047 (d)	4,114,000	3,416,210
Kite Realty Group LP 5.2% 8/15/2032	3,300,000	3,353,009
NNN REIT Inc 3% 4/15/2052	6,766,000	4,143,584
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	4,280,000	4,368,184
Realty Income Corp 3.4% 1/15/2030	2,000,000	1,929,991
Realty Income Corp 3.95% 8/15/2027 (d)	6,200,000	6,187,427
Realty Income Corp 4.7% 12/15/2028	4,500,000	4,572,695
Realty Income Corp 4.85% 3/15/2030 (d)	15,000,000	15,384,666
Realty Income Corp 4.9% 7/15/2033	6,450,000	6,479,260
Realty Income Corp 5.05% 1/13/2026	4,500,000	4,500,391
Regency Centers LP 5% 7/15/2032	7,500,000	7,650,503
Simon Property Group LP 2.2% 2/1/2031 (d)	21,169,000	18,949,493
Simon Property Group LP 3.25% 9/13/2049	9,260,000	6,266,431
Simon Property Group LP 3.375% 12/1/2027	17,551,000	17,330,551
Simon Property Group LP 4.75% 9/26/2034	3,730,000	3,666,548
Simon Property Group LP 5.125% 10/1/2035	4,600,000	4,598,106
		155,201,855
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	7,221,000	7,211,396
American Tower Corp 2.1% 6/15/2030	12,189,000	10,962,378
American Tower Corp 3.1% 6/15/2050	4,456,000	2,888,697
American Tower Corp 3.55% 7/15/2027	6,792,000	6,718,916
American Tower Corp 3.7% 10/15/2049	4,833,000	3,498,718
Crown Castle Inc 2.25% 1/15/2031	5,771,000	5,110,792
Crown Castle Inc 3.25% 1/15/2051	5,220,000	3,418,064
Crown Castle Inc 5.1% 5/1/2033	12,860,000	12,893,294
EPR Properties 4.5% 6/1/2027	2,000,000	1,993,728
EPR Properties 4.95% 4/15/2028	4,000,000	4,021,739
Public Storage Operating Co 4.375% 7/1/2030	3,780,000	3,803,606
Public Storage Operating Co 5% 7/1/2035 (d)	7,040,000	7,025,575
Weyerhaeuser Co 4% 4/15/2030	12,223,000	12,042,833
		81,589,736
TOTAL REAL ESTATE		590,372,978

Utilities - 2.4%
Electric Utilities - 1.8%
AEP Texas Inc 2.1% 7/1/2030 (d)	3,020,000	2,721,684
AEP Texas Inc 3.8% 10/1/2047	3,383,000	2,485,776
AEP Texas Inc 3.95% 6/1/2028	10,450,000	10,374,139
AEP Texas Inc 4.7% 5/15/2032 (d)	4,000,000	3,969,921
AEP Transmission Co LLC 2.75% 8/15/2051	5,703,000	3,495,117
AEP Transmission Co LLC 4% 12/1/2046	3,000,000	2,368,011
AEP Transmission Co LLC 5.4% 3/15/2053	3,440,000	3,295,373
Alabama Power Co 1.45% 9/15/2030	14,500,000	12,712,027
Alabama Power Co 3.7% 12/1/2047	4,679,000	3,535,678
Alabama Power Co 3.75% 3/1/2045	795,000	617,113
Alabama Power Co 4.15% 8/15/2044	3,694,000	3,041,156
Alabama Power Co 4.3% 7/15/2048	4,671,000	3,872,866
Alabama Power Co 5.2% 6/1/2041 (d)	3,058,000	2,974,837
American Electric Power Co Inc 3.25% 3/1/2050	2,494,000	1,628,104
American Electric Power Co Inc 4.3% 12/1/2028	13,893,000	13,964,293
American Electric Power Co Inc 6.95% 12/15/2054 (c)(d)	3,300,000	3,508,415
Appalachian Power Co 4.45% 6/1/2045	4,766,000	3,903,502
Appalachian Power Co 4.5% 3/1/2049	7,259,000	5,893,400
Arizona Public Service Co 2.95% 9/15/2027	5,861,000	5,715,533
Arizona Public Service Co 5.55% 8/1/2033 (d)	8,900,000	9,224,789
Arizona Public Service Co 5.9% 8/15/2055 (d)	3,000,000	2,988,659
Arizona Public Service Co 6.35% 12/15/2032 (d)	4,000,000	4,352,296
Baltimore Gas and Electric Co 2.25% 6/15/2031	2,000,000	1,792,015
Baltimore Gas and Electric Co 2.9% 6/15/2050	6,360,000	3,999,479
Baltimore Gas and Electric Co 3.5% 8/15/2046	1,986,000	1,456,500
Baltimore Gas and Electric Co 5.4% 6/1/2053	2,300,000	2,174,614
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	9,077,000	6,182,569
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042 (d)	1,509,000	1,164,503
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	2,068,000	1,677,299
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,350,000	3,430,255
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033 (d)	4,500,000	4,554,397
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,496,000	4,464,653
Commonwealth Edison Co 3.2% 11/15/2049	13,533,000	9,073,899
Commonwealth Edison Co 3.65% 6/15/2046	2,272,000	1,719,526
Commonwealth Edison Co 3.7% 3/1/2045	2,462,000	1,906,574
Commonwealth Edison Co 3.75% 8/15/2047	4,885,000	3,685,981
Commonwealth Edison Co 4% 3/1/2048	5,426,000	4,280,667
Commonwealth Edison Co 4% 3/1/2049	4,762,000	3,686,909
Connecticut Light and Power Co/The 5.25% 1/15/2053	4,200,000	3,922,684
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	2,272,000	1,735,890
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	6,356,000	5,476,004
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	7,530,000	6,073,375
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	8,317,000	7,155,468
Consolidated Edison Co of New York Inc 5.2% 3/1/2033 (d)	30,000,000	30,990,921
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,986,000	2,006,560
Dayton Power & Light Co/The 3.95% 6/15/2049	1,400,000	1,021,094
Dominion Energy South Carolina Inc 5.3% 1/15/2035	12,850,000	13,170,953
DTE Electric Co 1.9% 4/1/2028	7,800,000	7,400,951
DTE Electric Co 3.95% 3/1/2049	2,900,000	2,268,501
DTE Electric Co 5.2% 3/1/2034 (d)	5,700,000	5,864,322
DTE Electric Co 5.4% 4/1/2053	4,690,000	4,534,316
Duke Energy Carolinas LLC 2.85% 3/15/2032 (d)	2,417,000	2,188,265
Duke Energy Carolinas LLC 2.95% 12/1/2026	4,766,000	4,708,635
Duke Energy Carolinas LLC 3.2% 8/15/2049	6,345,000	4,273,605
Duke Energy Carolinas LLC 3.75% 6/1/2045	1,589,000	1,228,935
Duke Energy Carolinas LLC 3.875% 3/15/2046	3,097,000	2,403,558
Duke Energy Carolinas LLC 4% 9/30/2042	2,979,000	2,463,000
Duke Energy Carolinas LLC 4.95% 1/15/2033 (d)	8,000,000	8,179,114
Duke Energy Carolinas LLC 5.4% 1/15/2054 (d)	4,800,000	4,626,687
Duke Energy Carolinas LLC 6% 1/15/2038	1,800,000	1,929,672
Duke Energy Corp 2.45% 6/1/2030	5,220,000	4,798,718
Duke Energy Corp 2.65% 9/1/2026 (d)	10,605,000	10,444,875
Duke Energy Corp 3.75% 9/1/2046	7,253,000	5,405,993
Duke Energy Corp 4.2% 6/15/2049	7,520,000	5,812,074
Duke Energy Corp 4.5% 8/15/2032 (d)	1,000,000	986,665
Duke Energy Corp 4.8% 12/15/2045	2,216,000	1,910,041
Duke Energy Corp 5% 8/15/2052	1,600,000	1,395,554
Duke Energy Corp 5.45% 6/15/2034 (d)	8,340,000	8,609,647
Duke Energy Corp 6.45% 9/1/2054 (c)(d)	3,500,000	3,623,802
Duke Energy Florida LLC 3.4% 10/1/2046	1,986,000	1,426,660
Duke Energy Indiana LLC 5.9% 5/15/2055	4,850,000	4,936,982
Duke Energy Ohio Inc 4.3% 2/1/2049	21,562,000	17,371,736
Duke Energy Progress LLC 3.4% 4/1/2032 (d)	9,666,000	9,086,569
Duke Energy Progress LLC 4.15% 12/1/2044	1,430,000	1,179,038
Duke Energy Progress LLC 4.375% 3/30/2044	1,589,000	1,342,503
Duke Energy Progress LLC 5.35% 3/15/2053	7,000,000	6,594,740
Edison International 4.125% 3/15/2028	2,000,000	1,967,566
Edison International 5.45% 6/15/2029 (d)	8,400,000	8,492,615
Edison International 5.75% 6/15/2027	897,000	913,192
Entergy Arkansas LLC 5.15% 1/15/2033	3,100,000	3,190,585
Entergy Arkansas LLC 5.3% 9/15/2033	5,730,000	5,920,825
Entergy Corp 0.9% 9/15/2025	13,436,000	13,418,248
Entergy Corp 2.95% 9/1/2026 (d)	3,734,000	3,681,648
Entergy Corp 3.75% 6/15/2050	3,287,000	2,340,293
Entergy Corp 7.125% 12/1/2054 (c)(d)	3,300,000	3,436,796
Entergy Louisiana LLC 2.35% 6/15/2032	18,700,000	16,286,835
Entergy Louisiana LLC 3.12% 9/1/2027	1,600,000	1,572,262
Entergy Louisiana LLC 4.2% 9/1/2048	2,526,000	2,027,094
Entergy Mississippi LLC 5.8% 4/15/2055	1,400,000	1,393,759
Entergy Mississippi LLC 5.85% 6/1/2054	3,120,000	3,093,943
Entergy Tex Inc 3.55% 9/30/2049	3,211,000	2,267,550
Entergy Tex Inc 4% 3/30/2029	14,040,000	13,975,112
Entergy Tex Inc 5.25% 4/15/2035	3,170,000	3,225,402
Evergy Inc 6.65% 6/1/2055 (c)(d)	1,650,000	1,674,117
Evergy Kansas Central Inc 5.25% 3/15/2035	8,760,000	8,874,310
Evergy Metro Inc 5.125% 8/15/2035	1,600,000	1,599,047
Eversource Energy 2.55% 3/15/2031	12,735,000	11,478,868
Eversource Energy 3.35% 3/15/2026	5,251,000	5,215,899
Eversource Energy 3.45% 1/15/2050	3,548,000	2,465,169
Exelon Corp 4.05% 4/15/2030	2,000,000	1,978,278
Exelon Corp 5.1% 6/15/2045	874,000	798,519
Exelon Corp 5.3% 3/15/2033	12,280,000	12,675,444
Exelon Corp 5.875% 3/15/2055	8,930,000	8,829,999
FirstEnergy Corp 1.6% 1/15/2026	9,970,000	9,851,903
FirstEnergy Corp 2.25% 9/1/2030	10,730,000	9,635,546
FirstEnergy Corp 3.4% 3/1/2050	2,900,000	1,947,275
FirstEnergy Corp 3.9% 7/15/2027 (f)	6,752,000	6,702,708
FirstEnergy Corp 4.85% 7/15/2047 (f)	3,732,000	3,208,022
Florida Power & Light Co 2.45% 2/3/2032 (d)	2,000,000	1,783,684
Florida Power & Light Co 3.125% 12/1/2025	4,051,000	4,037,565
Florida Power & Light Co 3.15% 10/1/2049	5,556,000	3,725,540
Florida Power & Light Co 3.8% 12/15/2042	8,900,000	7,225,214
Florida Power & Light Co 4.05% 10/1/2044	4,304,000	3,536,844
Florida Power & Light Co 4.125% 6/1/2048	9,771,000	7,880,945
Florida Power & Light Co 5.1% 4/1/2033	7,400,000	7,588,661
Florida Power & Light Co 5.3% 6/15/2034	9,012,000	9,319,345
Georgia Power Co 3.25% 3/30/2027	6,781,000	6,701,563
Georgia Power Co 4.65% 5/16/2028 (d)	4,830,000	4,901,451
Georgia Power Co 4.7% 5/15/2032	4,000,000	4,016,590
Georgia Power Co 4.95% 5/17/2033	10,160,000	10,283,956
Georgia Power Co 5.2% 3/15/2035 (d)	7,030,000	7,135,872
Georgia Power Co 5.25% 3/15/2034	5,700,000	5,842,450
Indiana Michigan Power Co 3.25% 5/1/2051	3,867,000	2,507,828
Interstate Power and Light Co 2.3% 6/1/2030	11,051,000	10,077,478
Interstate Power and Light Co 5.7% 10/15/2033	5,100,000	5,287,035
IPALCO Enterprises Inc 5.75% 4/1/2034	4,000,000	4,033,901
ITC Holdings Corp 3.35% 11/15/2027 (d)	2,000,000	1,961,048
Jersey Central Power & Light Co 5.1% 1/15/2035	2,960,000	2,957,450
Kentucky Utilities Co 5.85% 8/15/2055	3,470,000	3,444,802
Louisville Gas and Electric Co 5.85% 8/15/2055	1,970,000	1,954,831
MidAmerican Energy Co 3.15% 4/15/2050	7,100,000	4,753,439
Nevada Power Co 3.125% 8/1/2050	5,300,000	3,365,361
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	13,726,000	13,303,272
NextEra Energy Capital Holdings Inc 1.9% 6/15/2028	9,666,000	9,117,136
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032 (d)	13,630,000	11,949,325
NextEra Energy Capital Holdings Inc 5% 7/15/2032	8,800,000	8,943,343
NextEra Energy Capital Holdings Inc 5.05% 2/28/2033	9,100,000	9,231,627
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	4,320,000	4,303,037
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (c)	7,350,000	7,765,341
Northern States Power Co/MN 2.6% 6/1/2051	6,500,000	3,902,927
Northern States Power Co/MN 2.9% 3/1/2050	9,483,000	6,124,649
Northern States Power Co/MN 3.4% 8/15/2042	1,589,000	1,215,537
Northern States Power Co/MN 4.125% 5/15/2044	3,575,000	2,986,648
Northern States Power Co/MN 5.05% 5/15/2035	1,550,000	1,566,680
NSTAR Electric Co 3.2% 5/15/2027	6,076,000	5,992,412
NSTAR Electric Co 4.95% 9/15/2052	3,710,000	3,299,224
NSTAR Electric Co 5.2% 3/1/2035	3,850,000	3,910,181
Oglethorpe Power Corp 4.5% 4/1/2047	2,500,000	2,050,771
Oglethorpe Power Corp 5.05% 10/1/2048	2,000,000	1,775,447
Oglethorpe Power Corp 5.8% 6/1/2054	4,250,000	4,102,735
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	15,204,000	9,950,670
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	7,733,000	5,875,189
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (e)	7,960,000	8,182,985
Pacific Gas and Electric Co 3.15% 1/1/2026	11,599,645	11,529,535
Pacific Gas and Electric Co 3.25% 6/1/2031	4,833,000	4,431,681
Pacific Gas and Electric Co 4.2% 3/1/2029	1,000,000	990,175
Pacific Gas and Electric Co 4.2% 6/1/2041 (d)	24,166,000	19,108,678
Pacific Gas and Electric Co 4.55% 7/1/2030 (d)	30,062,414	29,773,290
Pacific Gas and Electric Co 4.75% 2/15/2044	967,000	800,948
Pacific Gas and Electric Co 5.45% 6/15/2027	1,100,000	1,116,493
Pacific Gas and Electric Co 6% 8/15/2035	6,250,000	6,464,204
Pacific Gas and Electric Co 6.4% 6/15/2033 (d)	15,000,000	15,933,106
Pacific Gas and Electric Co 6.7% 4/1/2053	5,910,000	6,105,430
PacifiCorp 4.125% 1/15/2049	10,692,000	8,115,542
PacifiCorp 4.15% 2/15/2050	2,900,000	2,197,097
PacifiCorp 5.45% 2/15/2034	8,250,000	8,385,741
PacifiCorp 5.8% 1/15/2055	2,000,000	1,891,293
PacifiCorp 6% 1/15/2039	4,919,000	5,071,262
PG&E Wildfire Recovery Funding LLC 5.081% 6/1/2043	1,000,000	990,770
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	5,100,000	4,682,927
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	11,120,000	10,608,072
Potomac Electric Power Co 6.5% 11/15/2037	3,024,000	3,373,902
PPL Capital Funding Inc 3.1% 5/15/2026	6,356,000	6,290,554
PPL Electric Utilities Corp 3% 10/1/2049	10,557,000	6,877,628
PPL Electric Utilities Corp 4.15% 10/1/2045	2,780,000	2,307,889
Progress Energy Inc 6% 12/1/2039 (d)	4,131,000	4,342,734
Public Service Co of Colorado 3.8% 6/15/2047	3,678,000	2,751,887
Public Service Co of Colorado 4.1% 6/1/2032	2,000,000	1,942,082
Public Service Co of Colorado 4.1% 6/15/2048	2,000,000	1,542,617
Public Service Co of Colorado 5.35% 5/15/2034 (d)	2,800,000	2,849,404
Public Service Co of Colorado 5.85% 5/15/2055	6,370,000	6,279,332
Public Service Co of Colorado 6.25% 9/1/2037	2,000,000	2,155,681
Public Service Co of Oklahoma 5.2% 1/15/2035	5,540,000	5,555,355
Public Service Electric and Gas Co 2.45% 1/15/2030	8,071,000	7,524,171
Public Service Electric and Gas Co 3.15% 1/1/2050	9,135,000	6,140,469
Public Service Electric and Gas Co 3.65% 9/1/2042	2,244,000	1,763,466
Public Service Electric and Gas Co 4% 6/1/2044	3,972,000	3,150,935
Public Service Electric and Gas Co 5.2% 8/1/2033	3,300,000	3,410,458
Public Service Electric and Gas Co 5.3% 8/1/2054	2,870,000	2,726,008
Puget Sound Energy Inc 4.3% 5/20/2045	5,092,000	4,150,202
Southern California Edison Co 2.25% 6/1/2030	7,198,000	6,473,454
Southern California Edison Co 2.95% 2/1/2051	15,950,000	9,654,815
Southern California Edison Co 4% 4/1/2047	7,944,000	5,906,476
Southern California Edison Co 4.125% 3/1/2048 (d)	5,606,000	4,233,513
Southern California Edison Co 4.875% 3/1/2049	8,000,000	6,662,197
Southern California Edison Co 5.7% 3/1/2053 (d)	3,300,000	3,039,800
Southern California Edison Co 5.85% 11/1/2027	9,900,000	10,198,913
Southern Co/The 3.25% 7/1/2026	10,737,000	10,639,684
Southern Co/The 3.7% 4/30/2030	10,000,000	9,759,598
Southern Co/The 4.4% 7/1/2046	5,814,000	4,829,747
Southern Co/The 5.15% 10/6/2025	8,000,000	8,002,451
Southern Co/The 6.375% 3/15/2055 (c)	5,650,000	5,911,787
Southwestern Electric Power Co 1.65% 3/15/2026	10,000,000	9,860,434
Southwestern Electric Power Co 5.3% 4/1/2033	5,310,000	5,394,401
Tampa Electric Co 4.45% 6/15/2049	9,306,000	7,654,224
Tampa Electric Co 6.15% 5/15/2037	4,972,000	5,262,828
Tucson Electric Power Co 5.2% 9/15/2034	6,200,000	6,260,393
Union Electric Co 3.9% 9/15/2042	2,940,000	2,382,725
Union Electric Co 5.45% 3/15/2053	7,400,000	7,074,712
Virginia Electric and Power Co 3.3% 12/1/2049	5,800,000	3,886,909
Virginia Electric and Power Co 3.8% 4/1/2028	11,844,000	11,810,190
Virginia Electric and Power Co 3.8% 9/15/2047	6,522,000	4,925,565
Virginia Electric and Power Co 4.2% 5/15/2045	8,383,000	6,860,070
Virginia Electric and Power Co 4.45% 2/15/2044	2,185,000	1,861,856
Virginia Electric and Power Co 4.6% 12/1/2048	5,624,000	4,782,886
Virginia Electric and Power Co 5.05% 8/15/2034	2,170,000	2,189,063
Virginia Electric and Power Co 6% 5/15/2037	1,589,000	1,691,666
Wisconsin Electric Power Co 4.25% 6/1/2044	3,734,000	3,086,646
Wisconsin Public Service Corp 4.55% 12/1/2029	10,274,000	10,457,934
Xcel Energy Inc 3.35% 12/1/2026 (d)	2,383,000	2,355,909
Xcel Energy Inc 4% 6/15/2028	1,900,000	1,896,568
Xcel Energy Inc 4.6% 6/1/2032 (d)	11,300,000	11,126,630
		1,203,916,516
Gas Utilities - 0.2%
Atmos Energy Corp 1.5% 1/15/2031	2,000,000	1,729,387
Atmos Energy Corp 5.2% 8/15/2035 (d)	6,450,000	6,536,101
Atmos Energy Corp 5.45% 10/15/2032	13,820,000	14,493,354
Atmos Energy Corp 5.9% 11/15/2033	7,550,000	8,130,460
CenterPoint Energy Resources Corp 4% 4/1/2028	7,400,000	7,370,178
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,000,000	1,960,404
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,400,000	2,463,929
CenterPoint Energy Resources Corp 5.4% 7/1/2034	5,710,000	5,840,548
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	7,100,000	7,401,477
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	7,100,000	7,259,865
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000,000	9,747,279
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	2,450,000	2,477,768
Southern California Gas Co 2.6% 6/15/2026	10,509,000	10,367,863
Southern California Gas Co 5.05% 9/1/2034 (d)	8,300,000	8,373,045
Southern California Gas Co 6.35% 11/15/2052 (d)	4,200,000	4,469,223
Southern Co Gas Capital Corp 3.95% 10/1/2046	10,740,000	8,273,660
Southwest Gas Corp 5.45% 3/23/2028	6,606,000	6,794,680
Washington Gas Light Co 3.796% 9/15/2046	2,400,000	1,802,810
		115,492,031
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.8% 3/15/2032 (d)	3,830,000	3,940,701
Constellation Energy Generation LLC 5.75% 3/15/2054	7,400,000	7,235,647
Constellation Energy Generation LLC 6.125% 1/15/2034 (d)	2,000,000	2,169,362
Constellation Energy Generation LLC 6.25% 10/1/2039	2,000,000	2,145,194
		15,490,904
Multi-Utilities - 0.3%
Ameren Corp 1.95% 3/15/2027	8,995,000	8,692,931
Ameren Illinois Co 3.8% 5/15/2028	1,500,000	1,494,034
Ameren Illinois Co 4.5% 3/15/2049	5,993,000	5,057,175
Ameren Illinois Co 4.95% 6/1/2033 (d)	4,600,000	4,678,942
Ameren Illinois Co 5.55% 7/1/2054	2,700,000	2,647,458
Berkshire Hathaway Energy Co 3.25% 4/15/2028 (d)	7,944,000	7,797,264
Berkshire Hathaway Energy Co 3.7% 7/15/2030 (d)	7,954,000	7,791,162
Berkshire Hathaway Energy Co 3.8% 7/15/2048	7,944,000	5,965,580
Berkshire Hathaway Energy Co 4.25% 10/15/2050	6,859,000	5,429,197
Berkshire Hathaway Energy Co 4.5% 2/1/2045	5,282,000	4,551,391
Berkshire Hathaway Energy Co 5.15% 11/15/2043	6,144,000	5,839,054
CMS Energy Corp 4.875% 3/1/2044	3,972,000	3,507,581
Consumers Energy Co 2.65% 8/15/2052	5,707,000	3,434,253
Consumers Energy Co 3.5% 8/1/2051	2,900,000	2,105,486
Consumers Energy Co 4.5% 1/15/2031 (d)	5,910,000	5,965,275
Consumers Energy Co 4.7% 1/15/2030 (d)	7,660,000	7,820,020
Consumers Energy Co 5.05% 5/15/2035 (d)	6,310,000	6,359,721
Delmarva Power & Light Co 4% 6/1/2042	3,177,000	2,608,765
Dominion Energy Inc 3.375% 4/1/2030 (d)	20,308,000	19,486,564
Dominion Energy Inc 4.35% 8/15/2032	2,000,000	1,941,219
Dominion Energy Inc 4.9% 8/1/2041	1,589,000	1,430,550
Dominion Energy Inc 6% 2/15/2056 (c)	4,270,000	4,311,494
Dominion Energy Inc 6.2% 2/15/2056 (c)	2,900,000	2,890,359
Dominion Energy Inc 7% 6/1/2054 (c)	3,700,000	3,959,888
DTE Energy Co 2.85% 10/1/2026	4,766,000	4,697,052
DTE Energy Co 3.8% 3/15/2027	10,732,000	10,630,257
DTE Energy Co 4.95% 7/1/2027	5,690,000	5,765,830
DTE Energy Co 5.2% 4/1/2030	4,410,000	4,545,645
NiSource Inc 1.7% 2/15/2031	12,856,000	11,133,366
NiSource Inc 3.49% 5/15/2027	6,076,000	6,011,979
NiSource Inc 3.95% 3/30/2048	7,944,000	6,120,209
NiSource Inc 4.375% 5/15/2047	3,797,000	3,131,976
NiSource Inc 4.8% 2/15/2044	4,369,000	3,873,161
Public Service Enterprise Group Inc 2.45% 11/15/2031	5,100,000	4,526,931
Puget Energy Inc 4.1% 6/15/2030 (d)	11,406,000	11,119,655
San Diego Gas & Electric Co 4.5% 8/15/2040	795,000	721,935
San Diego Gas & Electric Co 5.35% 4/1/2053	1,300,000	1,211,928
Sempra 3.25% 6/15/2027	4,846,000	4,763,065
Sempra 3.8% 2/1/2038	6,737,000	5,675,883
Sempra 4% 2/1/2048	17,508,000	13,105,426
Sempra 4.125% 4/1/2052 (c)(d)	3,250,000	3,149,760
Sempra 6% 10/15/2039	795,000	811,840
		226,761,261
Water Utilities - 0.1%
American Water Capital Corp 2.8% 5/1/2030 (d)	2,000,000	1,878,096
American Water Capital Corp 2.95% 9/1/2027	4,833,000	4,735,218
American Water Capital Corp 3.45% 6/1/2029	4,833,000	4,722,530
American Water Capital Corp 4.45% 6/1/2032 (d)	12,000,000	11,935,965
American Water Capital Corp 5.25% 3/1/2035	7,000,000	7,121,580
American Water Capital Corp 6.593% 10/15/2037	5,173,000	5,819,141
		36,212,530
TOTAL UTILITIES		1,597,873,242

TOTAL UNITED STATES		14,020,360,478
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $18,046,390,898)		16,755,952,117

U.S. Government Agency - Mortgage Securities - 24.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.9%
Fannie Mae 2% 2/1/2052	9,492,316	7,684,187
Fannie Mae 2% 4/1/2052	10,814,551	8,741,040
Fannie Mae 2.5% 11/1/2031	9,239	8,930
Fannie Mae 2.5% 7/1/2050	5,435,344	4,563,027
Fannie Mae 3% 10/1/2031	1,511,263	1,475,543
Fannie Mae 3% 10/1/2046	18,795	16,788
Fannie Mae 3% 11/1/2047	314,933	279,628
Fannie Mae 3% 2/1/2050	173,103	151,858
Fannie Mae 3% 7/1/2050	7,457	6,537
Fannie Mae 3.5% 2/1/2045	10,966,976	10,345,543
Fannie Mae 3.5% 4/1/2031	604,241	598,121
Fannie Mae 4% 4/1/2050	447,708	422,909
Fannie Mae 4.5% 1/1/2055	1,125,312	1,086,403
Fannie Mae 4.5% 1/1/2055	53,563	51,544
Fannie Mae 5.5% 1/1/2055	21,216,700	21,538,687
Fannie Mae 5.5% 4/1/2053	921,645	929,497
Fannie Mae 6% 1/1/2055	1,108,808	1,133,149
Fannie Mae 6% 12/1/2054	6,979,532	7,133,021
Fannie Mae 6% 6/1/2053	1,842,080	1,887,354
Fannie Mae 6% 7/1/2054	2,670,385	2,730,675
Fannie Mae 6% 7/1/2054	1,124,248	1,152,793
Fannie Mae 6.5% 5/1/2053	24,418	25,360
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 6.918% 11/1/2034 (b)(c)	1,066,270	1,094,971
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.924% 11/1/2034 (b)(c)	71,435	73,743
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	5,166,410	4,642,422
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	8,348,206	7,459,773
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	681,525	608,996
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	445,888	400,804
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	7,328,223	6,555,209
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,749,755	1,568,464
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,015,226	908,135
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	400,991	358,693
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	128,436	97,639
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	37,661,202	28,571,746
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	714,388	541,972
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	36,868,630	32,979,561
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	17,851,718	15,996,532
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	7,800,908	6,966,819
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,527,572	3,165,390
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,222,268	2,896,466
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,187,749	2,867,430
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	2,826,920	2,533,141
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	1,019,617	914,931
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	538,365	481,072
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	473,227	423,309
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	134,397	120,220
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	35,498,724	26,986,645
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	23,880,393	18,154,221
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	21,609,336	16,393,966
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	266,599	239,560
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	7,309,208	6,531,348
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	665,945	595,074
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	343,488	306,718
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	216,235	193,763
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	155,491	138,943
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	34,048,118	25,883,873
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	14,657,429	11,142,790
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	29,784,833	26,717,457
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	5,252,833	4,711,873
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	11,762,731	10,510,918
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,412,835	12,928,536
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	358,216	320,094
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	322,610	288,277
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	297,658	265,980
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	536,304	407,036
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	469,374	421,036
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	287,010	256,466
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2037	335,289	299,607
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	583,893	443,154
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2031	27,145	25,577
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	1,266,288	1,135,880
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	598,315	537,633
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	5,069,661	3,846,109
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	263,412	199,838
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	24,747	18,774
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2028	21,636	21,152
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	18,382	17,736
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	43,628,022	40,181,918
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	550,131	506,677
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	535,202	492,927
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	23,206	21,591
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	105,285,451	84,374,876
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	709,478	564,800
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	139,975	112,306
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,114,393	3,277,953
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,918,200	2,324,942
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,604,104	2,077,142
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	821,071	654,151
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	646,467	515,649
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	610,961	487,328
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2054	977,148	780,941
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2026	10,116	9,984
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	221,427	212,795
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	8,719,900	8,047,480
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	542,124	500,319
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	363,993	335,583
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	356,706	329,199
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	320,203	295,211
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	21,796	20,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	606,893	559,714
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	224,833	206,442
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	185,048	169,853
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	112,741	103,483
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	48,811	44,772
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,834,979	7,088,560
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,789,019	6,249,357
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,136,502	1,714,178
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	47,950,972	38,322,614
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,780,162	1,422,712
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	766,180	612,334
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	157,802	126,116
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	206,987	165,102
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2053	24,933	19,809
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	125,011	120,357
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	38,653,824	35,636,863
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	23,609,655	21,766,902
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	25,687	23,658
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	14,530,972	13,337,786
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	335,064	308,179
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	117,966	108,316
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	71,576	65,654
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2038	796,809	731,131
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	94,953,323	75,887,085
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	93,047,192	74,363,697
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,037,493	2,419,983
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	95,351	75,877
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	43,434	34,713
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	30,987	24,843
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	44,593,504	41,071,139
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,426,907	1,314,198
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	493,741	453,507
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	3,661,054	3,375,305
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,697,914	1,558,492
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	342,131	314,144
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	73,961,017	59,341,076
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	29,464,892	23,640,540
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,583,178	13,315,531
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	575,204	460,964
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	70,716,115	57,024,881
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	57,997,593	46,950,014
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	49,449,364	39,968,270
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,364,658	1,889,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,756,405	1,397,139
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,740,622	1,384,857
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	446,492	359,210
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	142,212	113,656
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	92,119	73,622
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,460	14,800
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	8,268,532	7,615,415
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	149,758	138,350
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	60,518	55,851
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	30,691	28,191
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	11,907,129	10,925,674
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	310,992,349	249,226,656
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	34,160,208	27,418,404
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,992,304	2,379,306
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	539,645	429,094
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	156,867	124,879
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	6,831,083	5,482,911
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,117,586	891,433
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	171,663	136,926
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	47,231	37,718
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	38,369	30,605
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	31,334	24,993
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	39,366,785	36,257,269
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	475,310	437,766
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	437,086	402,152
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	370,147	340,909
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	42,207	39,269
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	20,722,398	19,014,338
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	165,084	152,199
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2040	68,340	59,810
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	14,216,889	11,384,410
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,502,601	2,810,239
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	2,992,231	2,379,248
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	30,093	23,928
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,140,109	3,308,792
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,859,519	1,506,474
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,015,906	810,329
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	693,860	551,934
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	137,311	109,525
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	109,218	87,117
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	92,623	73,880
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	46,766	37,303
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2027	1,569	1,544
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	196,877	183,356
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	451,263	416,747
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	364,771	335,616
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	620,599	496,955
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	30,406	24,177
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,992,879	2,380,698
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,152,191	917,595
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	938,618	749,561
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	821,100	653,917
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	185,923	148,300
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	158,092	125,903
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	138,429	110,417
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	103,392	82,340
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2030	63,638	61,340
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	200,229	185,415
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	143,293	133,452
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	29,863	27,812
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	286,354	264,004
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	125,422	115,280
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	44,773	41,642
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	28,691	26,470
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	835,100	766,266
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	822,479	754,686
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	29,745	27,293
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	344,460,152	275,832,185
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	12,067,880	9,682,411
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,984,772	2,373,316
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,981,593	2,370,789
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,975,565	2,365,995
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	819,474	654,927
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	763,932	608,389
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	22,121	21,297
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	173,573	160,731
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	4,696,398	3,772,459
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	11,155,872	8,926,277
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	1,985,603	1,581,318
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	2,970,792	2,365,914
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	855,096	680,189
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	27,862	22,189
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	4,546,391	4,210,011
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,990,171	1,842,922
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,534,737	1,421,184
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,249,288	2,063,186
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	26,447	24,283
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,588,250	1,275,292
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,099,673	882,987
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,223,345	1,778,991
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2052	740,017	589,343
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	162,743	158,395
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	4,738,264	4,368,439
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	4,045,128	3,745,836
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,401,020	1,297,361
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	361,239	334,060
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	188,870	175,899
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	29,080	26,702
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	507,215	407,270
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	8,379,770	6,705,003
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,704,232	1,357,236
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	674,971	537,541
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	29,487,960	27,186,401
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	810,396	747,144
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	718,054	662,010
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	847,954	778,591
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	125,173	115,286
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	38,272,666	30,743,155
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	864,533	694,180
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	3,006,155	2,405,349
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	306,140	243,808
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	157,148	125,594
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2052	41,436	32,999
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,515,379	1,488,398
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	45,072	44,270
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	16,025	15,755
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	11,003	10,810
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	7,244	7,115
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	5,755	5,656
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	28,056	27,316
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	26,161	25,462
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	288,371	279,238
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	272,481	264,232
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	184,319	178,552
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	156,890	151,861
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	100,915	97,718
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	88,034	85,767
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	83,439	80,913
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	76,096	73,792
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	64,127	62,186
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	38,206	37,012
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	31,190	30,269
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	30,528	29,616
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	17,265	16,756
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	15,759	15,429
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	12,777	12,405
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	10,261	9,958
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	9,290	9,012
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	7,341	7,118
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,831,985	1,776,514
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,734,583	1,685,396
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	412,132	397,593
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	358,470	345,824
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	235,755	227,606
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	43,872	42,386
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	18,258	17,626
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	7,569	7,308
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	486,454	466,868
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	281,840	270,738
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	260,394	250,393
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	2,215,074	2,099,309
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	31,737	28,672
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	32,843	29,061
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2046	17,463	15,004
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	869,770	746,489
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	278,382	238,925
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	1,509,085	1,270,193
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	23,294,162	19,497,454
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,639,362	1,375,749
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,970,182	2,468,438
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,486,451	2,087,401
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,505,334	2,082,115
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,190,965	1,844,130
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,991,494	1,655,077
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,978,873	1,645,206
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,370,104	1,159,636
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,100,941	931,820
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	946,085	786,561
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	737,403	624,127
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	502,896	418,100
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	385,073	320,144
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	72,191	71,010
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	50,144	49,324
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	40,669	40,024
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	22,029	21,679
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	57,844	56,609
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	28,047	27,334
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	66,822	64,876
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	36,481	35,326
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	16,521	16,039
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	760,277	733,993
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	476,133	460,005
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	468,103	451,924
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	381,386	368,070
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	150,226	144,823
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	135,867	131,266
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	119,411	115,326
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	117,702	113,676
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	44,367	42,819
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	39,142	37,817
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	25,703	24,833
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	23,882	23,091
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	17,599	16,997
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	9,075	8,754
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,590	7,333
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,389	6,175
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,931	2,825
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	888,904	854,757
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	777,171	741,655
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	21,524	19,918
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	152,842	138,307
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	142,155	133,349
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	67,181	59,604
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	237,068	209,558
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	111,116,389	93,005,562
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	35,326	29,667
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	76,493,990	63,768,825
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,446,016	2,892,966
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,993,939	1,657,732
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,991,071	1,654,725
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	188,768	156,939
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	24,502	20,371
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	156,352	153,642
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	55,478	54,543
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	26,328	25,885
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	12,499	12,294
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	3,685	3,623
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	103,876	101,236
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	66,247	64,677
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,885	1,835
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	402,300	395,523
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	76,161	73,972
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	68,680	66,733
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	52,551	51,000
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	38,043	36,935
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	30,392	29,519
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	12,838	12,459
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	5,609	5,445
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	5,274	5,120
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	355,243	344,491
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	319,239	308,316
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	318,210	307,100
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	125,383	121,095
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	95,760	92,483
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	90,269	87,117
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	54,774	52,878
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	11,912	11,496
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	5,016	4,844
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	186,935	179,642
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	127,748	122,886
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	125,241	120,515
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	38,547	37,120
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	12,415	11,946
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	3,112,518	2,957,632
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	1,880,060	1,775,928
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,625,717	1,525,004
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	100,618	93,016
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	922,191	865,061
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	129,349	121,336
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	278,248	251,844
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	62,192	53,377
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	2,179,131	1,834,169
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	316,750	266,608
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	172,192	144,934
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	452,199	379,485
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	221,724	186,694
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	164,903	138,025
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,327,921	1,935,399
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,246,011	1,874,319
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,994,783	1,658,433
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	440,826	367,874
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	32,167	31,804
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	40,803	40,096
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	30,223	29,699
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	26,688	26,213
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	17,617	17,312
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	16,655	16,367
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	16,454	16,154
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	13,119	12,880
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	11,712	11,509
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	9,646	9,474
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	5,651	5,553
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	98,186	95,692
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	75,895	73,939
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	402,008	390,615
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	89,399	86,730
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	83,390	80,896
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	82,080	79,626
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	75,294	73,189
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	47,933	46,380
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	26,906	26,064
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	12,961	12,568
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	12,431	12,032
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	11,102	10,770
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	7,335	7,113
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	4,062	3,939
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	311,224	300,031
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	160,431	154,713
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	109,501	105,601
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	103,132	99,496
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	85,434	82,300
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	41,330	39,916
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	8,691	8,393
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,277	2,195
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	366,019	351,623
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	105,361	101,385
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	70,385	67,776
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	59,077	56,809
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	26,246	25,237
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	13,694	13,134
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	296,508	284,353
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2040	41,976	37,696
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	158,515	136,047
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	5,767,466	4,827,428
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	88,564	74,323
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	18,380	15,275
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	73,730,067	62,219,720
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	69,151,328	58,074,862
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	60,132,994	50,632,600
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,976,703	3,306,172
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,995,668	1,659,169
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	992,808	825,096
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	747,633	623,907
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	653,510	543,319
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	323,690	269,111
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	240,122	199,634
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	22,077	18,354
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	343,491	337,055
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	58,869	57,793
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	17,273	16,958
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	8,620	8,467
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	5,390	5,289
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	3,573	3,507
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	40,376	39,311
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	27,930	27,193
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	27,333	26,620
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	708,904	695,859
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	123,353	119,665
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	110,285	106,752
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	89,443	86,768
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	78,221	75,850
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	45,913	44,557
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	24,237	23,512
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	10,193	9,892
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	10,062	9,743
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	8,627	8,357
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	5,258	5,089
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	374,061	360,869
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	261,326	252,106
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	223,868	215,889
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	154,679	149,275
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	102,569	98,912
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	59,055	56,987
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	39,684	37,710
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	16,805	16,109
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	520,018	492,840
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	12,072	10,904
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	48,444	43,429
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	49,526	43,786
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	151,479	130,008
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	946,877	796,984
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	991,397	829,190
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	845,442	702,623
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	123,295	103,122
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,505,226	2,914,193
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,318,153	1,934,522
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,293,273	1,913,760
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,986,388	1,650,833
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,567,995	1,308,508
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,512,723	1,269,002
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,449,004	1,209,208
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	919,903	764,794
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	772,273	653,641
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	762,500	636,314
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	750,980	630,220
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	738,750	619,958
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	17,631	17,387
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	44,521	43,707
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	42,983	42,198
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	2,472	2,426
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	173,121	170,288
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	115,839	113,414
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	77,063	74,907
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	2,480	2,414
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	9,773	9,464
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	2,413	2,337
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	3,362,883	3,244,186
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	227,757	219,719
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	72,506	70,024
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	8,376	8,081
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	140,652	135,242
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	31,395	30,158
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	468,077	443,175
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	10,359,839	9,721,286
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	3,730,169	3,500,251
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	216,465	192,377
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	120,822	107,160
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	14,067	12,570
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	89,683	75,290
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	65,180	54,862
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	12,586,573	10,535,091
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	5,132,274	4,292,559
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	153,010	127,975
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	39,430	32,769
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	32,123	26,697
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	10,531,405	8,788,566
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,480,587	2,061,548
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	1,144,785	1,128,979
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	6,643	6,557
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	81,808	80,275
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	49,686	48,754
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	21,130	20,724
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	12,053	11,844
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	7,617	7,474
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	326,278	318,729
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	84,084	81,837
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	70,699	68,813
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	370,455	358,732
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	181,618	175,598
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	46,956	45,469
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	259,334	250,180
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	101,980	98,307
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	59,338	57,223
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	18,439	17,781
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	10,300,913	9,846,257
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	386,668	363,197
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	556,290	522,697
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	1,895,012	1,708,873
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	1,602,675	1,421,163
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	484,588	428,194
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	150,617	134,425
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	91,618	80,951
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	43,215	38,981
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	30,061	26,609
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2045	10,227	8,801
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	101,537	87,208
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	48,254	41,445
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	43,522	37,381
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	39,688	34,088
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	21,283	18,280
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	19,167	16,468
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	16,917	14,530
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	10,488	9,008
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	579,538	486,528
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	93,090	78,150
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	30,086	25,258
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	125,246,417	104,754,262
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	38,296	31,863
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,110,719	2,586,206
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	921,434	765,779
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	361,105	300,443
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	27,217	22,645
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	21,652	18,055
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2053	164,567	136,767
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	97,001	95,610
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	23,548	23,210
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	12,708	12,532
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	7,294	7,185
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	3,430	3,381
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,167	1,149
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	81,181	79,587
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	50,617	49,601
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	33,661	32,985
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	23,905	23,447
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	21,478	21,056
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	14,455	14,184
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	8,099	7,947
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	6,729	6,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	5,325	5,238
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	66,484	64,934
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	23,302	22,725
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	851,216	834,873
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	93,865	91,279
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	7,934	7,720
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	179,371	173,758
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	106,114	102,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	89,575	86,771
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	77,927	75,429
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	19,854	19,219
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	18,685	18,087
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	187,166	180,303
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	106,947	103,326
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,039,461	984,162
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	585,886	554,717
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	4,527,135	4,081,113
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	96,832	85,466
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	255,350	219,316
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	89,010	76,478
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	62,403	53,597
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	52,027	44,685
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,497,747	3,775,905
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	1,664,743	1,397,569
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	887,119	744,745
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	462,508	388,280
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	80,090,155	66,986,228
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	37,794,554	31,728,918
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	990,487	823,167
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	304,598	253,429
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	29,993	25,086
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	13,545,696	11,304,023
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	133,845	111,611
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	55,083	45,830
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	27,849	27,421
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	22,350	22,018
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	3,865	3,807
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,156,902	1,133,677
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	435,840	427,091
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	139,100	136,368
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	118,808	116,474
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	28,473	27,902
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	25,907	25,386
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	23,905	23,395
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	18,866	18,495
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	11,135	10,916
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	11,086	10,864
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	7,723	7,571
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	6,853	6,728
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	4,623	4,532
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,235	3,171
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,151	1,126
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	53,863	52,336
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	25,771	25,010
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	10,372	10,086
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,736,669	2,647,018
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	192,785	186,397
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	181,530	175,505
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	99,016	95,773
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	57,980	56,081
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	54,599	52,946
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	46,847	45,211
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	33,603	32,513
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	151,408	145,905
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	102,707	99,192
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	11,557	11,141
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	13,657,286	12,917,916
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	699,729	662,503
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	404,054	379,528
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	7,026,932	6,331,587
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	213,637	192,044
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	8,981	7,966
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	374,775	318,961
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	350,176	300,542
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	131,303	112,774
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,221,580	1,025,529
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	418,479	351,318
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	239,304	200,898
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	153,985	129,272
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	33,283	27,942
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	31,907	26,866
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	922,725	766,852
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	915,157	760,562
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	454,908	378,488
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	227,668	189,209
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	28,828	23,958
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2053	688,477	574,111
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	19,143	18,980
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	140,890	138,723
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	52,297	51,520
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	17,493	17,233
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	3,823	3,760
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	296,798	291,103
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	273,639	268,263
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	148,963	145,972
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	143,485	140,604
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	110,261	108,001
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	62,809	61,468
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	58,684	57,532
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	56,467	55,286
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	44,094	43,153
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	36,694	35,942
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	31,391	30,761
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	21,544	21,112
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	19,400	19,011
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	13,983	13,684
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	11,264	11,033
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	10,168	9,955
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,393	8,221
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,199	8,024
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,587	6,464
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	5,845	5,721
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	4,202	4,111
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,761	2,706
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,512	2,462
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	72,786	70,889
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	1,218	1,187
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	58,238	56,633
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	9,494	9,232
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	5,970	5,801
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	5,541	5,375
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	245,832	237,869
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	42,851	41,447
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	16,730	16,176
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	7,525,832	7,118,403
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	488,961	462,490
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	420,672	397,898
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	2,306,570	2,163,678
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	1,082,641	1,020,308
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	286,932	269,157
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	366,493	343,789
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	544,673	490,208
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	2,543,312	2,158,186
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	2,398,802	2,058,797
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	1,072,834	920,770
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	311,942	267,727
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	40,687,163	34,386,157
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,530,247	6,321,720
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	259,822	217,636
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	8,294,949	6,929,997
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	12,030,158	10,001,696
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	48,457	40,286
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	32,556	32,039
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	4,953	4,877
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	2,181	2,146
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	998	982
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	97,224	95,190
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	88,367	86,593
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	33,867	33,187
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	24,826	24,296
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	20,957	20,537
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	20,584	20,161
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	16,928	16,581
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	12,585	12,327
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	9,208	9,015
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	6,625	6,489
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	389,909	380,256
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	223,077	217,407
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	180,060	175,424
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	154,450	150,522
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	114,788	111,907
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	27,256	26,562
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,135	4,029
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,319	1,286
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	59,533	57,823
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	28,320	27,506
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	794,777	768,727
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	228,377	220,896
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	74,667	72,220
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	66,390	64,166
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	7,097	6,864
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	272,898	262,694
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	38,263	36,794
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	2,690	2,584
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	197,279	189,427
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	44,461	42,429
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	13,598,813	12,862,608
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	12,287,338	11,622,134
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	1,728,080	1,634,527
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	127,115	119,399
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	22,361	20,279
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	109,625	96,731
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	102,068	89,841
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	81,233	71,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	48,519,875	40,641,960
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	18,454,972	15,493,139
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,660,476	2,232,666
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	432,519	363,240
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,930,247	9,131,651
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	42,623	35,516
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,427	23,634
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	48,200	47,411
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	20,809	20,479
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	6,186	6,082
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	984,867	959,834
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	602,519	586,995
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	232,894	226,821
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	226,985	221,365
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	201,152	196,172
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	125,553	122,201
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	124,245	121,129
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	107,577	104,739
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	103,773	101,133
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	87,792	85,619
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	73,839	72,118
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	67,378	65,665
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	12,344	12,015
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	5,618	5,477
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	140,405	135,654
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	98,087	95,117
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	33,061	31,942
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	16,159	15,617
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	5,249	5,073
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	105,783	101,899
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	1,099	1,055
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	485,547	463,358
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2040	240,865	216,658
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	164,227	140,949
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	24,405,224	20,442,677
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	5,122,953	4,287,965
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	2,096,645	1,756,224
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	683,322	571,948
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	424,070	354,951
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	74,029	61,569
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	55,342,502	46,737,313
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	35,292,273	29,484,852
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,285,807	1,069,001
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	64,384	53,790
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	13,179	10,957
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	706,811	589,400
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	484,052	403,039
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	58,729	58,163
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	57,079	56,553
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	17,048	16,884
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	5,986	5,928
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	4,938	4,889
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,638	2,612
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,891	1,872
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	986	977
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	10,338	10,163
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	2,676	2,632
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	273,368	268,136
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	71,295	69,940
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	61,005	60,095
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	51,602	50,661
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	17,394	17,061
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	14,720	14,562
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	824	819
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	675,753	661,077
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	517,774	506,879
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	28,119	27,527
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	17,772	17,370
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	13,021	12,744
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	11,222	10,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	631,242	616,050
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	75,770	73,897
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	6,193	6,045
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	886,978	863,723
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	86,789	84,566
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	76,301	74,333
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	11,925,903	11,535,913
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	628,446	582,150
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,279,249	1,171,064
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	577,709	534,120
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	459,237	419,751
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	373,979	342,004
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	306,587	281,421
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	221,488	204,223
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,360	9,466
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,048	7,357
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,802,414	1,644,708
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	118,986	107,486
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	91,698	82,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	55,462	50,481
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	52,902	47,796
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	9,790	8,803
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	691,637	619,073
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	420,298	376,202
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	69,494	62,160
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	7,833	7,011
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	3,243,284	2,893,887
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,463,405	2,198,023
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,719,943	1,534,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,609,380	1,436,002
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,337,852	1,194,981
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,069,344	954,144
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	956,269	853,250
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	247,822	221,124
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	151,715	135,371
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	134,044	119,603
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	118,138	105,411
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	55,842	49,826
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	308,501	273,917
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	46,277	41,089
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	9,676,533	8,498,008
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	5,144,607	4,518,035
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	701,983	616,487
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	548,278	481,502
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	102,644	90,143
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	95,823	84,153
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	56,473	49,789
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	52,255	45,973
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	38,067	33,562
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	12,855	11,289
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	31,838	27,961
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	16,602	14,549
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	14,688	12,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,277,731	1,118,919
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,228,278	1,075,613
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,070,881	937,779
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	897,316	785,787
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	562,466	487,986
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	256,383	224,517
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	64,518	56,358
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	5,440	5,392
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	589	583
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	252,617	249,548
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	50,456	49,826
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	7,552	7,463
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	287,013	281,569
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	24,863	24,409
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	2,888	2,835
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	414,287	405,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	139,878	137,075
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	104,145	101,953
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	83,373	81,640
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	75,950	74,352
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	75,607	74,071
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	40,146	39,332
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	31,503	30,864
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	17,522	17,148
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	16,072	15,742
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,982	3,900
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	423,415	413,561
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	129,908	126,857
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	23,248	22,671
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	1,226,465	1,194,820
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	126,219	123,041
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	12,131	11,815
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	266,796	259,509
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	100,743	97,641
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	34,460	33,490
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	194,938	189,112
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	17,100	16,536
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	4,717	4,388
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	383,205	349,510
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	24,027	22,248
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	1,001,139	912,055
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	530,332	480,834
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	419,883	382,384
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	393,790	356,964
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	376,754	342,810
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	97,125	88,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	90,946	82,857
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	35,968	32,824
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	6,138	5,589
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	14,076,654	12,841,063
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	222,630	198,020
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,307,492	1,167,862
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,175,509	1,049,974
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,059,627	946,467
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	948,754	847,435
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	916,711	818,813
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	662,777	591,997
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	316,420	282,629
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	313,505	280,025
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	198,046	176,896
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	200,617	176,559
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	189,311	169,094
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	160,208	143,099
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	25,871	23,108
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	22,205	19,834
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	21,135	18,878
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	20,153	18,001
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	15,913	14,239
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,375	4,801
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	392,482	349,341
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2048	40,063	35,421
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	22,858,054	20,088,412
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	13,476,284	11,927,630
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	10,486,709	9,261,945
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,352,756	6,461,845
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,313,441	1,154,295
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	391,292	343,881
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	213,617	187,801
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	78,305	68,817
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,610,515	5,780,618
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	19,371	16,933
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	103,606	102,693
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	36,273	35,924
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	34,242	33,912
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	299,676	295,932
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	86,036	84,963
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	19,455	19,218
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	13,011	12,844
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	15,848	15,542
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	5,614	5,508
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	4,730	4,639
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	2,568	2,520
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	147,076	143,880
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	141,714	138,804
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	130,523	127,809
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	98,075	96,061
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	59,997	58,750
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	39,076	38,273
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	37,065	36,304
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	8,449	8,288
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,990	4,890
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	60,879	59,441
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	17,708	17,286
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	1,957	1,933
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,323,010	1,288,600
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	107,925	105,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	913,117	889,952
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	349,095	337,024
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	989,554	906,437
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	765,297	698,197
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	537,798	492,387
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	230,423	212,031
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	115,050	105,566
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	51,117	46,997
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	14,693	13,367
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	96,671	86,529
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	11,982,587	10,702,943
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	10,769,358	9,828,901
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	7,239,448	6,466,333
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,695,246	5,980,247
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,500,281	3,126,479
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,049,988	936,873
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	810,691	740,640
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	190,135	169,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	158,599	141,662
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	149,946	133,933
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	136,137	121,471
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	101,639	90,785
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	18,089	16,140
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	10,138	9,055
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	541,066	480,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	228,130	202,556
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	158,204	140,468
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	74,398	66,057
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	5,038,050	4,473,262
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,391,575	1,222,962
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,189,033	1,044,962
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	511,178	449,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	184,116	161,808
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	668,206	585,571
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	371,235	327,066
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	372,019	326,361
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	280,915	246,614
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	19,010	16,659
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,554,842	5,686,870
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	377,372	329,642
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	28,779	28,502
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	14,712	14,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	10,582	10,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	7,298	7,231
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	6,807	6,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	5,896	5,840
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	4,696	4,652
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	1,832	1,807
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	978	966
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	4,838	4,766
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	466,380	457,704
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	28,071	27,543
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	10,035	9,845
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	7,168	7,038
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	199,222	195,130
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	41,910	41,060
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	36,948	36,171
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	30,675	30,037
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	24,042	23,520
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	15,335	15,016
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	9,419	9,223
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,416	8,239
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,159	7,987
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,465	6,328
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	2,657	2,601
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	130,661	127,591
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	64,226	62,679
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	16,049	15,670
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	14,719	14,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	13,825	13,496
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	205,554	199,791
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	83,242	81,092
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	595,801	579,222
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	120,144	116,562
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	26,653	25,856
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	13,504,727	13,063,108
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	61,988	57,421
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,208,303	12,064,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,341,116	4,880,942
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,068,894	974,005
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	753,183	692,911
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	402,133	367,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	249,016	227,007
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	226,388	206,877
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	71,477	65,755
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,814	25,444
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	87,419	79,793
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	619,128	550,108
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	887,394	794,292
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	615,192	550,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	523,157	468,269
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	8,540,379	7,620,328
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	2,377,645	2,123,732
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	1,168,481	1,042,601
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	739,899	660,190
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	727,904	649,487
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	352,176	314,236
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	206,242	184,024
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	191,130	170,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	179,913	160,531
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	164,946	147,176
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	54,161	48,327
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	28,349	25,295
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	24,947	22,259
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	18,857	16,825
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	7,212	6,435
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	408,561	362,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	240,849	213,849
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	53,292	47,318
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	8,889,179	7,875,995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,762,739	1,548,052
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	886,881	778,866
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	746,433	655,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	531,250	466,548
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	280,682	246,497
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	273,971	240,604
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,336,401	1,172,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	132,746	116,329
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,932,480	2,544,170
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,349,775	1,184,540
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	861,286	747,776
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	640,426	559,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	30,030	26,269
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	55,802	55,244
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	47,916	47,436
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	27,183	26,911
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	13,850	13,701
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	6,043	5,982
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	4,170	4,127
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	3,605	3,570
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,912	2,884
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	521	516
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	943,893	928,131
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	515,540	507,055
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	569,503	558,602
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	281,507	276,207
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	53,718	52,708
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	53,631	52,595
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	29,000	28,458
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	10,341	10,134
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	5,943	5,824
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	595,787	582,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	164,496	161,159
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	95,018	92,953
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	34,825	34,051
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	33,870	33,149
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	19,485	19,057
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	14,911	14,587
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	10,264	10,041
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	9,099	8,899
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	7,166	7,003
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,729	3,648
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,557	3,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	357,998	349,585
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	74,353	72,546
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	17,143	16,719
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	8,691	8,480
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	1,251,260	1,217,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	672,206	654,861
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	13,047,409	12,702,340
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	421,413	410,707
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	82,444	79,980
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	70,668	68,556
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	4,341,078	4,021,284
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	108,114	100,149
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	375,721	343,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	178,514	162,556
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	94,704	86,873
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	87,533	80,046
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,561	9,610
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	337,591	305,064
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	62,533	56,412
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	51,729	46,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	1,259,251	1,125,954
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	421,872	377,215
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	323,506	289,261
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	134,220	120,012
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	75,781	67,759
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,038,898	5,388,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,471,217	4,076,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,274,153	3,894,194
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	2,577,173	2,299,536
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,809,188	1,614,285
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	638,887	582,524
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	192,401	171,674
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	94,226	84,075
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	269,971	239,706
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	39,080	34,699
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	161,296	142,206
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,563,349	3,126,021
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	308,444	270,589
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	296,024	259,693
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	169,334	148,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	26,877	23,578
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,295,941	3,766,017
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	533,062	467,306
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	50,284	44,049
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,225,067	1,072,801
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	57,920	50,251
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2026	1,830	1,820
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2026	479	476
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	128,582	127,244
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	52,874	52,304
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	7,386	7,312
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	2,734	2,706
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,535	1,519
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	12,563	12,406
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	4,989	4,919
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	4,139	4,080
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	701,464	689,264
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	35,652	35,048
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	147,476	145,887
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	65,659	64,382
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	6,036	5,939
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	75,323	73,648
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	46,758	45,741
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	31,694	31,027
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	30,120	29,547
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	18,732	18,320
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	17,699	17,291
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	10,317	10,092
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,862	3,772
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	974,952	950,616
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	587,086	572,699
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	233,906	228,117
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	123,982	120,942
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	91,943	89,689
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	42,016	40,987
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	18,382	17,927
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	14,380	14,016
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	11,798	11,509
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	103,808	101,044
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	44,642	43,471
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	1,418,048	1,368,574
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	397,934	377,075
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	44,041	40,452
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	176,537	161,231
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	45,368	41,516
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	25,771	23,548
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	23,039	21,013
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	20,896	19,105
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,608	6,032
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,714	5,209
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	362,542	324,165
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	300,532	268,719
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	298,855	267,220
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	93,937	83,994
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	63,952	57,202
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	50,279	44,957
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	30,452	27,257
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	401,581	358,319
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	299,663	267,568
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	215,278	192,086
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	146,361	130,593
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	788,821	700,390
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	554,827	492,629
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	395,208	350,903
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	15,694	13,910
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	64,862,217	57,185,481
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	23,551,231	20,763,837
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	22,870,242	20,163,446
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,286,902	3,779,528
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,929,421	3,464,356
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,541,177	3,122,062
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,982,138	2,629,189
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	824,783	723,557
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	579,484	507,468
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	267,098	234,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	157,052	137,777
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	33,020	28,967
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	27,504	24,197
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	23,404	20,532
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	19,143	16,794
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,826	8,621
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	225,515	197,979
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	14,789,214	12,890,952
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,342,516	2,899,910
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,019,214	884,252
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	190,372	165,164
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2053	45,655	39,695
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	161,028	159,293
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	71,007	70,271
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	40,885	40,444
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	38,255	37,843
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	11,121	11,001
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	7,288	7,213
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	7,032	6,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	6,653	6,581
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	6,508	6,440
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,277	2,254
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	52,997	52,093
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	38,127	37,481
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	23,358	22,946
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	11,407	11,212
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	245,341	240,607
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	13,051	12,797
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	7,113	6,981
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	5,157	5,060
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	4,591	4,506
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	2,014	1,976
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	270,219	264,235
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	159,205	155,501
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	149,915	146,582
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	32,551	31,835
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	15,107	14,797
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,732	5,606
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	3,969	3,884
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	189,159	184,481
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	185,001	180,464
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	10,267	10,011
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	369,107	359,202
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	9,308	9,080
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	2,197	2,129
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	114,612	107,243
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	37,798	34,931
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	4,363,586	4,004,689
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	15,626	14,418
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,396,479	1,273,497
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	539,200	491,923
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	400,130	365,054
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	192,210	175,359
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	108,407	98,327
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	76,062	69,735
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	71,182	64,964
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	53,185	48,708
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	39,578	35,910
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,464	16,841
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,413	10,422
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,672,867	2,419,246
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	138,421	125,444
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	103,624	93,538
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	62,651	56,663
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	12,333	11,142
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	12,009	10,858
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	9,417	8,517
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	290,324	259,592
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	200,648	179,408
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	126,830	113,405
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	103,327	92,389
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	99,921	89,375
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	90,516	80,934
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	88,167	78,834
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	81,970	73,293
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	64,721	57,870
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	28,643	25,611
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	13,505	12,076
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,885	2,581
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,241,414	1,130,054
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	161,864	144,427
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,091,778	5,559,166
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,672,741	5,185,694
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,185,687	1,050,543
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,126,987	1,000,647
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	59,792	52,977
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	49,468	43,829
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	96,548	85,121
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	33,949	29,931
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	11,019,205	9,715,033
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	8,355,953	7,330,431
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,622,199	1,408,913
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	804,083	705,398
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	137,740	120,835
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	110,484	96,925
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,522	9,247
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,124,158	975,300
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,105,849	961,489
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2026	926	920
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	29,391	29,076
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	20,473	20,252
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	19,439	19,230
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	16,584	16,394
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	15,977	15,805
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	15,062	14,899
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	10,037	9,926
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	9,582	9,479
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	4,132	4,084
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	3,527	3,487
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,922	1,900
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,703	1,685
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	657	649
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	162	159
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	14,644	14,368
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	717,309	701,428
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	335,451	328,154
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	80,304	78,482
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	29,967	29,308
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	20,813	20,396
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,284	3,211
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	267,073	260,351
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	149,759	146,055
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	120,250	117,221
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	109,613	106,901
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	58,674	57,249
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	341,459	330,826
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	11,664	11,301
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	518,488	500,399
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	32,914,257	31,363,847
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,911,371	9,043,708
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,495,994	3,191,031
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,005,032	1,829,308
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,786,116	1,625,415
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,715,368	1,570,907
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,176,365	1,070,563
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,116,287	1,018,917
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	344,638	314,436
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	121,660	110,904
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	98,446	89,739
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	92,009	83,924
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	80,463	73,355
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	73,937	67,303
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,860	34,535
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	34,050	31,017
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,363	7,676
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,760	5,260
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,327	4,882
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	877,452	791,947
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	631,951	565,056
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	617,351	552,001
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	261,110	233,470
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	140,487	125,615
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	114,598	102,468
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	96,134	85,958
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	78,877	70,528
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	38,932	34,811
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	17,539	15,683
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	17,420	15,576
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	13,905	12,433
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	11,727	10,486
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,928	4,406
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,215	2,875
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	72,406	64,606
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	137,317	121,665
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	69,659	61,415
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	44,526	39,145
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,464,421	1,286,066
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,352,748	1,187,994
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,030,579	905,063
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	686,149	601,509
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	256,268	224,656
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	155,041	136,013
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	120,096	105,282
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	2,039,340	1,786,504
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	55,821,658	48,848,584
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	38,903,880	33,825,290
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	5,798,630	5,030,793
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	73,214	63,656
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	24,389	21,173
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	149,009	147,297
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	116,783	115,483
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	19,641	19,422
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	7,889	7,801
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	4,541	4,487
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	959	948
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	56,080	55,456
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	320,922	315,522
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	156,355	153,569
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	130,216	127,971
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	58,207	57,201
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	24,206	23,785
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	13,054	12,826
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	11,802	11,597
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,671	2,625
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	442,227	433,483
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	416,939	408,895
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	62,767	61,526
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	32,079	31,450
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	18,542	18,165
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	18,341	17,978
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	8,858	8,672
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	569,200	556,592
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	56,261	54,982
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	6,984	6,823
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	34,379	33,500
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	20,080	19,554
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	12,839	12,522
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	60,208	58,567
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	59,806	58,238
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	34,888	33,883
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	131,324	127,235
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	11,900	11,530
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	2,001,373	1,932,173
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	2,018,368	1,847,809
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,379,513	6,754,175
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,654,750	1,509,792
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,419,701	1,292,987
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	740,624	674,729
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	428,694	390,663
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	327,757	298,955
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	277,168	254,868
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	270,104	246,251
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	227,486	207,251
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	212,056	193,303
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	196,526	180,282
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	181,827	165,589
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	153,194	139,633
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	120,820	109,977
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	61,807	56,387
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	61,782	56,310
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	44,975	40,732
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	42,950	39,193
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	39,577	36,111
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,465	35,074
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	37,833	34,530
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	32,649	29,671
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	22,957	21,100
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	20,313	18,832
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	12,289	11,215
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,864	7,159
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,422	4,949
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,652	4,211
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	653,316	589,309
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	391,983	353,550
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	1,247,487	1,114,265
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	6,507	5,820
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	221,279	197,441
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	140,912	125,731
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	3,787,204	3,355,540
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	792,553	696,769
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	60,075	52,814
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	4,562,008	4,009,243
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	469,110	411,243
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	66,900	58,104
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	65,750	57,639
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	34,886	30,582
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	10,321	9,048
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,131,589	981,393
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	71,024	61,575
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	5,013,299	4,349,453
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	784,132	679,810
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	267,135	231,761
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2026	1,716	1,703
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	91,707	90,753
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	82,095	81,210
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	3,880	3,840
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	352	349
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	285,197	280,171
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	211,909	208,133
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	119,630	117,522
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	116,593	114,468
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	63,749	62,587
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	35,554	34,920
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	16,789	16,490
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	16,154	15,873
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	14,810	14,543
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	10,528	10,340
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	7,139	7,012
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,380	5,285
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	130,749	128,204
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	119,870	117,520
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	101,293	99,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	51,113	50,063
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	46,983	46,041
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	32,696	32,050
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	17,993	17,640
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	13,015	12,764
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	30,387	29,648
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	14,638	14,295
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	1,233,843	1,202,788
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	180,209	175,748
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	19,988	19,472
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	5,326	5,192
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	275,155	267,425
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	45,285	44,023
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	2,090,251	2,021,244
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	2,422,014	2,263,271
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,965,222	6,364,539
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,035,296	943,630
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,030,320	940,361
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	902,373	822,537
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	734,999	669,090
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	726,938	663,180
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	705,691	643,215
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	609,376	555,689
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	439,479	400,061
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	340,199	310,856
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	222,275	203,137
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	207,357	188,876
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	202,805	184,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	115,372	105,093
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	87,616	79,849
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	82,436	75,239
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	75,461	68,742
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	75,005	68,219
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	69,845	63,274
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	68,113	61,816
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	65,842	59,680
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	63,427	57,882
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	57,349	52,230
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	45,979	41,915
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	43,760	40,007
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,130	20,180
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,407	15,873
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,101	15,512
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,956	11,784
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	97,566	87,948
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,405	6,672
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,701,573	2,460,957
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	214,982	192,024
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	143,653	128,312
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	132,595	118,435
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	897,266	800,604
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	734,172	655,080
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	476,690	424,293
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	183,699	163,507
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	21,801	19,405
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	1,149,685	1,010,741
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	803,676	706,548
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	533,457	468,986
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	325,374	286,051
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	48,552,440	42,563,278
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	43,260,593	38,640,708
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,175,013	1,031,906
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	856,444	750,798
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	291,842	255,842
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	27,295	23,970
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	882,788	765,616
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	631,660	552,360
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	61,408	53,871
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	22,670	19,859
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	199,481	173,378
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	327,169	284,357
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	26,881	26,676
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	24,847	24,553
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	10,248	10,118
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	4,106	4,060
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	2,399	2,371
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,975	1,951
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,361	1,346
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	320,847	315,195
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	300,190	294,720
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	107,327	105,349
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	102,712	100,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	88,021	86,382
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	84,545	83,004
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	76,216	74,785
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	47,599	46,766
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	29,336	28,813
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	19,083	18,745
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	16,956	16,661
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,777	10,585
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,102	9,923
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	9,004	8,842
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,525	1,500
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	61,516	60,284
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	37,914	37,124
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	155,277	151,676
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	3,337	3,286
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	4,952,907	4,827,218
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	292,924	286,044
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	192,961	187,942
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	8,921	8,686
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	291,430	283,298
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	101,720	98,745
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	68,735	66,765
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	1,940	1,888
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2037	3,299,174	3,158,296
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	287,534	268,688
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,953,579	1,780,599
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	908,997	827,214
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	400,097	365,162
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	373,195	339,871
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	279,773	254,705
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	249,540	227,457
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	246,976	224,883
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	234,463	213,285
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	150,287	136,670
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	135,782	123,616
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	114,922	104,659
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	110,868	101,525
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	110,012	100,228
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	91,177	82,543
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	88,946	81,003
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	81,099	74,403
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	74,424	67,541
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	33,208	30,091
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	30,913	28,192
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	26,828	24,409
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,825	8,994
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,829	7,999
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2044	818,487	728,010
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	9,723,822	8,751,293
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	302,777	271,484
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	255,595	228,300
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	230,576	205,953
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	145,789	130,220
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	70,517	62,986
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,026,475	902,421
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	398,786	350,591
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	2,777,248	2,439,001
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	457,808	401,192
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	405,705	355,660
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	404,591	354,683
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,923,851	1,682,327
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	211,867	185,864
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	60,759	52,808
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2053	38,456	33,334
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	22,878	22,592
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	17,416	17,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	16,066	15,893
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	15,016	14,819
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	14,097	13,912
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	12,839	12,696
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	5,582	5,514
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	4,784	4,725
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	58,642	57,596
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	51,538	50,589
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	24,717	24,252
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	11,840	11,628
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	10,948	10,752
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	2,549	2,502
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	356,619	349,382
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	65,418	64,091
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	61,281	60,036
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	59,409	58,203
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	37,715	36,969
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	35,305	34,598
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	23,806	23,317
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	7,607	7,458
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	7,289	7,143
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	4,291	4,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	20,388	19,920
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	710,136	695,544
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	682,327	664,869
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	207,750	202,085
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	187,307	182,351
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	165,600	161,088
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	101,295	98,678
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	100,854	98,152
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	63,287	61,603
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	52,592	51,258
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	427,999	416,835
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	426,335	413,886
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	342,380	332,739
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	18,694	18,172
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2038	23,260	21,873
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	115,042	105,895
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	3,819,859	3,484,498
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	2,979,738	2,714,625
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	491,697	448,702
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	305,986	278,869
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	147,166	134,011
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	105,583	96,208
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	43,287	39,205
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,352	27,570
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	14,101	12,759
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	44,934	40,595
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	18,866,727	16,881,391
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,523,110	3,146,870
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,645,371	2,413,177
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	342,731	306,130
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	265,579	237,217
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	184,063	164,407
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	149,068	133,149
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	26,111	23,322
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	14,831	13,248
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,980	12,487
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,034	3,603
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	1,769,033	1,574,586
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	367,005	325,862
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	15,977	14,266
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	15,105	13,445
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	574,563	513,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	109,855	97,127
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	11,033,914	9,755,586
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,658,895	2,337,556
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	526,759	463,098
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	361,785	317,949
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	132,292	116,304
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	71,385	62,758
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	2,120,177	1,861,294
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	143,513	125,990
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	124,452	109,256
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,447,310	1,267,873
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,341,957	1,173,485
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	195,762	171,186
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	58,402	50,632
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	7,399	7,368
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	5,535	5,512
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	2,712	2,701
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	2,477	2,468
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	930	926
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	570	567
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	561	559
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	549	547
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	462	460
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	357	355
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	149	147
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	98	96
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	61	60
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	53	52
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	97	95
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	12,412	12,336
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	125	123
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2029	742	735
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	47,493	46,961
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	3,686	3,641
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	30,299	29,928
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	515,299	507,216
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	106,033	104,370
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	1,677,514	1,642,288
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	13,534	13,250
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	43,109	40,536
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,589	8,106
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,567,245	4,307,863
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	739,905	695,564
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	319,660	300,720
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	292,017	274,917
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	226,425	214,873
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	117,855	111,396
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	101,174	95,114
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	100,983	94,514
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	41,759	39,272
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,373	23,046
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	19,351	18,206
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	9,470	8,939
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	6,592	6,209
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	344,910	325,374
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,330,842	4,048,807
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,699,131	3,451,554
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	224,780	209,788
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	169,253	158,585
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	164,500	153,529
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	132,705	123,343
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	107,283	100,061
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	60,819	56,808
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	60,267	56,315
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	31,895	29,666
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	10,248	9,555
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	1,034,924	959,442
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	995,084	923,130
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	566,847	525,504
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	561,726	520,406
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	479,962	444,657
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	220,681	204,586
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	91,947	85,241
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	46,208	42,809
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	24,087	22,330
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	23,084	21,400
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	11,618	10,778
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	10,026	9,289
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	3,608,722	3,335,371
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	113,482	104,886
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,457	14,286
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,847,929	2,621,526
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,166,609	1,073,867
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	355,225	326,985
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	159,445	146,769
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	35,935	33,079
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	95,144	86,867
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	230,655	209,886
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2025	21	20
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	28,804	28,633
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	4,863	4,831
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	2,247	2,233
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	523	519
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	236	235
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	41,710	41,358
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	307,667	304,761
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	4,329	4,286
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	2,267	2,246
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	187	185
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	25,657	25,376
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	13,660	13,511
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	81,216	80,018
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	69,583	68,557
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	39,113	38,536
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	25,371	24,997
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	9,065	8,608
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,201,861	2,075,867
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,032,488	975,044
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	633,066	596,635
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	600,457	565,099
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	435,809	408,355
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	110,967	104,647
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	84,218	78,948
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	48,738	46,026
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	35,354	33,259
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	31,247	29,490
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,988,827	1,863,593
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	176,443	164,656
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	148,774	139,385
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	108,016	100,943
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	58,516	54,843
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	34,649	32,326
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	21,316	19,978
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,745	9,101
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	3,689,217	3,377,488
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	2,035,722	1,887,247
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	535,824	496,744
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	230,080	214,738
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	12,227	11,342
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	4,807	4,456
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,289,455	1,193,394
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	396,557	367,014
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	63,231	58,520
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	691,188	636,240
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	99,613	91,694
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	58,083	53,465
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	27,781	25,711
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	284,986	262,241
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	11,186,930	10,346,542
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	174,033	159,055
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	10,834	10,793
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	70	69
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	36	35
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	6,852	6,808
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	3,578	3,555
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	933	927
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	264	262
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	64,088	63,548
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	3,381	3,350
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	3,369	3,338
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	69,698	69,045
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	19,377	19,184
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	5,164	5,113
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	2,132	2,111
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	3,736	3,690
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	186,691	183,937
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	7,885	7,769
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2037	1,500,606	1,457,370
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	891,786	841,239
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	244,599	230,161
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	204,162	192,428
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	165,792	156,280
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	97,988	92,312
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	65,586	61,710
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	48,770	46,033
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	705,193	664,341
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	595,203	561,472
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	7,297	6,844
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	14,796,225	13,717,066
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,249,111	3,012,138
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,094,212	2,874,338
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,594,934	2,407,295
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,440,782	2,264,290
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,298,253	2,132,067
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	116,806	108,359
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	61,543	57,055
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,381	12,405
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	1,652,633	1,527,451
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	201,590	186,320
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	13,547	12,538
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	6,063,742	5,581,690
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	904,653	832,736
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	894,394	823,292
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	121,178	111,545
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	55,458	51,049
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,943,334	1,784,593
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	703,532	646,504
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,003,212	1,824,713
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	5,601	5,580
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	3,739	3,725
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	3,434	3,421
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,524	1,518
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,180	1,175
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	748	745
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	427	425
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	268	267
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	172	171
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	92	91
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	157,384	156,347
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	45,712	45,401
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	2,573	2,557
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	507	504
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	38,955	38,561
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	16,089	15,914
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	15,204	15,050
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,006	1,986
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	3,626	3,582
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	54,942	54,132
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	4,698	4,629
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	343,548	336,334
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	7,060	6,693
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	6,663,364	6,302,401
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,710,971	2,561,522
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,130,065	1,066,209
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	623,145	583,879
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	295,842	279,311
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	280,457	263,203
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	255,712	239,934
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	168,290	157,548
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	124,655	117,652
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	123,607	116,154
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	78,837	73,874
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	57,692	54,772
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,486	35,235
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	24,234	23,047
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	19,850	18,610
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,851	3,609
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	135,455	126,286
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	1,949,277	1,807,107
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	346,960	321,654
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	205,120	190,288
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	88,407	81,959
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	40,804	37,828
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	38,010	35,237
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	30,880	28,627
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	5,796	5,374
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,130,952	2,006,372
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,115,269	1,030,791
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	830,107	767,229
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	669,564	618,846
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	338,771	313,110
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	213,773	198,048
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	147,933	136,728
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	9,211,536	8,479,244
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,064,044	1,907,699
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	284,969	262,315
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2048	125,799	115,287
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	733,458	665,810
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	18,517	18,434
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	1,221	1,216
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	579	576
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	395	393
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	290	289
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	17,347	17,229
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	2,254	2,239
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	274,761	272,082
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	32,963	32,634
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	2,126	2,105
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	407	403
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	36,305	35,948
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	16,345	16,140
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	6,182	6,126
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2032	9,478	9,379
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	11,518	11,377
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	6,813	6,721
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	255,387	251,381
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	87,940	86,863
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,085,481	2,048,204
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	9,992	9,486
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,742	3,557
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	82,997	78,265
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	850,638	798,972
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	824,303	777,011
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	602,454	568,387
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	475,050	445,961
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	293,573	274,729
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	273,552	256,126
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	177,829	168,264
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	98,604	93,114
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	93,794	87,840
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	89,648	84,369
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	66,997	62,745
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	1,777,557	1,657,260
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	211,276	196,887
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	186,480	173,966
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	181,388	168,917
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	69,937	65,118
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	42,111	39,279
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	26,575	24,741
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	1,352,437	1,252,952
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	203,887	188,889
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	167,440	155,123
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	107,170	99,287
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	37,637	34,868
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	33,944	31,447
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	19,436	18,006
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	11,602	10,749
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	282,660	261,249
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	210,513	194,567
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	145,052	134,065
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	9,500	8,781
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	1,917,899	1,765,431
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	356,486	328,146
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	83,552	76,779
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	66,583	61,185
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	33,233	30,591
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	8,478	8,441
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	4,991	4,969
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	1,796	1,787
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	1,377	1,371
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	887	882
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	167	166
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	97,846	97,201
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	1,646	1,633
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	1,188	1,180
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	34,517	34,235
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,616,735	1,600,866
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	47,763	47,294
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	25,334	25,099
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	13,416	13,284
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	6,257	6,197
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	47,578	47,057
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	68,442	67,612
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	193,061	190,455
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	159,645	157,141
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	93,503	91,832
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	474,682	468,274
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	70,701	69,216
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	2,490,011	2,340,763
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	114,971	108,237
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	92,333	86,647
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	372,849	347,103
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	42,968	40,184
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	10,003	9,329
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	25,242,721	23,767,579
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	3,269,883	3,080,791
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	25,402	23,534
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	16,408	15,201
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,683	2,485
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	236,886	217,684
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	20,867	19,182
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	71,139	64,486
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	31,654	31,524
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	4,430	4,407
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	1,258	1,252
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	13,768	13,667
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	8,990	8,921
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	6,518	6,481
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	1,618	1,606
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	10,324	10,237
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	3,674	3,644
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	448,728	444,324
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	16,919	16,749
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	5,419	5,365
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2030	7,158	7,081
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	55,365	54,667
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	51,671	51,040
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	45,716	45,158
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	4,982	4,921
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	30,844	30,427
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	6,002	5,921
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	5,070	5,002
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	300,508	295,136
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	147,289	144,657
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	298,279	284,261
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	506,431	477,589
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	248,069	234,500
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	186,856	176,329
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	183,992	173,958
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	122,976	115,739
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	64,909	61,045
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	477,791	450,369
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	407,911	383,483
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	134,435	127,144
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	116,206	109,139
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	56,892	53,264
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	26,419	24,822
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	272,493	254,071
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	135,437	126,276
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	75,078	70,173
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	61,538	57,294
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	58,586	54,590
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	11,467	10,679
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	3,190,584	2,955,885
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	269,288	249,479
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	194,430	180,128
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	107,607	99,691
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	103,044	95,464
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	87,597	81,153
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	74,837	69,332
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	43,965	40,731
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	20,199	18,713
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	15,952	14,779
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	2,440,351	2,245,587
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	489,199	452,143
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	134,033	123,880
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	90,974	84,083
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	6,991	6,394
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	914,441	826,672
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	135,255	122,484
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2026	162	160
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	128,690	127,815
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	86,123	85,538
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	10,169	10,096
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	51,099	50,659
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	3,417	3,389
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	23,089	22,872
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	91,709	90,790
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	76,514	75,579
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	1,108,651	1,093,685
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	883,876	871,944
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	29,468	29,070
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	196,107	193,215
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	664,785	647,501
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	318,173	309,901
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	406,621	387,511
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	473,038	446,521
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	429,457	406,095
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	370,348	349,925
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	69,033	65,195
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	64,541	60,940
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	63,233	59,388
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	58,742	55,206
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	48,645	45,679
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	35,331	33,300
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,535	19,279
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	17,100	16,350
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,004,425	948,059
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	434,181	406,086
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	104,453	98,085
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	3,986,053	3,697,823
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	821,941	761,479
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	512,845	475,120
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	490,543	454,458
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	357,448	331,154
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	108,051	100,102
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	35,448	32,840
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	6,830	6,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	313,076	288,872
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	301,014	277,742
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	87,341	80,589
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	49,798	46,088
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	13,305	12,276
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	9,081	8,393
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	4,455	4,118
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	3,216	2,967
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	87,290	80,215
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	63,898	58,719
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	21,693	19,934
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	65,907	60,276
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	72,128	65,763
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	16,030,338	14,516,766
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,656,453	1,500,052
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,426,416	1,296,638
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	621,463	562,785
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2053	27,147	24,563
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	43,989	43,657
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2028	2,881	2,856
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	10,873	10,764
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	7,437	7,373
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2030	18,286	18,086
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	59,239	58,509
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	9,296	9,199
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	661,658	652,726
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	55,042	54,299
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	110,017	107,637
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	85,810	84,142
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	2,014,929	1,983,321
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	740,161	721,148
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	731,031	710,654
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	185,254	180,669
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	39,254	38,197
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	24,351	23,672
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	1,320,725	1,257,841
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	200,999	189,542
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	90,901	85,705
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	76,138	72,065
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,373,217	1,287,906
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	839,703	788,583
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	177,161	166,732
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	173,329	163,341
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	91,094	85,500
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	20,831	19,570
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,935	3,693
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,287	3,072
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,752	1,660
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	130,306	122,974
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	2,485,797	2,313,528
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	401,798	374,810
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	330,831	308,376
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	91,096	84,782
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	85,311	79,322
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	1,785,625	1,654,275
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	47,330	43,849
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	25,636	23,654
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	13,719	12,659
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	5,053	4,663
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	908,244	834,622
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	163,175	149,948
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	14,803	13,645
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	6,515,923	6,022,360
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	169,072	155,367
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	24,742	22,621
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	10,961	9,983
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	52,479,691	47,524,600
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	10,834,970	9,849,186
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	708,263	641,389
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	11,501	11,440
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	2,957	2,940
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	29,195	29,021
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	7,577	7,517
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	231	230
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	202,915	200,881
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	6,202	6,140
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	2,023	2,003
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	14,997	14,833
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	4,929	4,875
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	133,707	132,570
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	71,510	70,622
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	1,346,413	1,331,603
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	15,290	15,122
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	14,758	14,596
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	641,222	632,566
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	145,496	141,577
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	359,931	342,228
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	1,007,983	953,009
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	514,355	485,954
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	284,853	269,494
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	281,703	265,866
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	276,851	261,132
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	221,955	208,525
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	216,372	206,043
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	177,730	167,680
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	175,546	167,083
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	169,102	159,339
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	62,978	59,443
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	42,338	39,853
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	40,877	38,354
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	28,588	26,955
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,711	4,445
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,396	4,142
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	4,074,012	3,827,170
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	71,349	66,972
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	60,611	57,016
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	48,056	45,133
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	15,922	15,026
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2044	12,440	11,632
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	3,732	3,473
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,013,597	938,087
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	26,346	24,384
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	22,801	21,102
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	6,584	6,093
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	41,181,602	38,773,385
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,579,077	3,302,380
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	2,964,804	2,740,228
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	58,837	54,288
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	45,775	42,236
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	536,350	492,538
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	278,514	255,938
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	152,692	140,219
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	11,701	10,753
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	6,437,947	5,885,911
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	5,328,849	4,871,915
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	769,204	703,247
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	57,585	52,648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	9,168	8,382
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,005,551	1,817,442
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	932,807	844,441
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	49,742	45,076
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	1,040	1,034
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	779	774
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	207	206
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	191	190
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	34,853	34,527
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	37,542	37,161
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	26,385	26,123
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	22,823	22,595
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	15,158	14,992
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	14,834	14,708
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	12,389	12,284
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	14,602	14,442
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	497,549	490,211
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	299,592	295,173
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	23,958	23,605
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	23,794	23,443
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	362,443	355,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	160,522	152,627
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,239,931	4,000,171
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,354,575	2,221,418
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	414,994	390,887
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	146,778	138,643
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	107,034	100,643
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	64,886	60,900
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	58,547	55,650
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	42,851	40,316
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	30,166	28,454
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	16,763	15,822
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	12,174,346	11,470,550
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,976,399	1,859,366
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	992,302	930,382
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	54,966	51,707
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	3,814	3,573
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	4,194	3,917
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	4,880,561	4,542,360
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	912,220	849,729
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	99,829	93,149
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	77,924	72,289
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	49,358	45,830
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	23,835	22,060
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	18,513	17,134
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	3,988,814	3,680,440
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	61,846	57,065
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	35,889	33,114
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	11,251	10,381
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	972,429	893,604
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	50,465,119	46,137,871
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	90,976	83,146
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	12,097	11,056
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	16,869,062	15,485,844
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2025	42	41
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	6,606	6,572
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	4,394	4,368
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	2,518	2,503
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	1,621	1,611
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	224	222
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2027	2,336	2,318
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	1,073,287	1,063,246
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	185,821	184,119
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	17,435	17,293
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	1,310	1,300
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	86,459	85,581
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	42,123	41,695
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	8,838	8,742
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	48,997	48,461
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	23,036	22,784
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	2,662	2,632
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	1,269,299	1,250,578
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	919,748	906,182
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	5,839	5,753
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2036	423,476	412,863
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	223,567	217,335
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	42,254	41,050
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	873,434	830,474
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,919,530	1,812,910
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,602,065	1,510,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	606,862	576,206
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	428,581	404,000
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	389,951	367,619
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	288,979	273,301
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	272,905	256,493
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	242,954	229,139
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	224,412	210,798
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	219,851	206,953
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	119,056	111,969
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	113,362	107,199
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	74,089	70,133
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	69,676	65,452
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	41,542	39,656
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	39,568	37,442
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	36,043	33,786
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,001	27,322
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,075,275	1,006,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	552,466	519,067
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	463,950	436,010
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	47,936	45,083
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	7,993	7,584
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	365,858	339,174
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	95,034	88,103
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	90,945	84,312
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	53,701	49,784
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	42,822	39,699
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	15,607	14,469
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,813	8,170
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	111,402	103,277
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	345,662	318,183
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	29,972	27,590
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	6,103	5,618
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,915	2,684
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	53,100	48,763
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	11,515	10,563
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	6,537	6,003
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	423,899	387,418
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	35,484,840	32,431,021
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	7,118	7,093
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	3,592	3,579
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	1,925	1,918
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	716	713
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	324	323
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	192	192
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	38	37
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	2,448	2,439
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	308,463	307,979
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	28,171	27,460
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	1,929	1,881
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,343,304	1,306,247
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	390,230	380,131
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	379,680	369,350
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	214,460	208,728
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	63,534	61,759
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,477	22,871
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,940	11,624
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	691,106	670,246
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	640,613	620,841
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	4,839,067	4,693,484
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	445,908	429,845
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	91,769	88,493
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	135,278	130,093
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	122,025	117,369
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	81,385	78,162
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	57,810	55,501
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	49,976	48,036
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	46,444	44,934
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	19,814	19,070
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	5,769	5,552
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	5,708	5,493
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,659	4,504
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,353	4,192
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,085,323	1,038,094
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	269,986	258,237
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	41,565	39,756
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	41,296	39,499
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	40,177	38,429
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	5,125	4,902
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	4,540	4,342
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	760,002	723,367
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	26,936	25,638
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	16,185	15,405
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	3,202	3,048
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	6,159,851	5,855,223
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	252,667	239,935
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	741,471	702,022
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	548,987	520,122
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	71,732	67,915
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	11,531	10,925
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	6,348	6,010
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	503,980	476,694
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	224,829	212,656
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	27,995	26,559
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	464,530	435,025
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,654,895	1,556,117
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	1,006	1,003
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	45	44
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	221,493	222,163
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	744,326	743,322
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	879,498	867,593
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	392,165	386,856
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	40,556	40,007
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	1,373,754	1,338,872
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	13,094	12,795
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	294,540	286,604
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	154,335	150,431
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	140,816	136,991
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	128,874	125,802
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	103,138	100,478
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	100,555	97,991
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	61,651	60,088
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,904	13,542
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,110	7,902
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,835,768	1,784,423
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	701,614	681,932
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	501,574	488,173
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	239,948	233,284
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	88,163	85,376
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	51,551	50,073
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	51,290	49,669
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	31,046	30,108
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	388,324	374,584
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	139,623	134,721
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	65,492	63,142
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	63,399	61,288
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	24,632	23,822
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	451,265	434,945
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	303,959	292,503
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	224,218	215,887
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	216,708	208,826
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	39,524	38,063
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	35,794	34,451
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	22,482	21,643
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	22,420	21,599
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	20,606	19,839
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	18,694	17,986
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	7,678	7,395
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	1,567	1,509
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,485,791	1,422,992
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	450,071	431,048
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	251,722	241,083
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	251,436	240,809
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	97,681	93,552
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	95,922	91,868
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	89,812	86,016
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	80,923	77,502
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	48,926	46,858
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	43,576	41,734
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	27,068	25,924
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	20,214	19,360
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	11,282	10,805
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,514	7,196
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,172,013	1,119,913
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,057,048	1,011,049
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	3,658	3,485
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	8,694,447	8,256,323
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	813,010	772,042
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	89,704	85,184
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	83,472	79,344
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,538,192	5,247,001
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	202,370	191,730
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	199,627	189,006
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	21,345	20,222
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	6,884	6,522
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	976,887	924,302
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	214,862	202,037
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	2,252,097	2,109,756
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	2,031,662	1,905,158
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,641,087	1,537,364
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	869,917	814,391
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	680,251	637,257
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	2,176	2,169
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	112	111
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	17	16
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	326,845	327,834
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	2,707	2,697
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	1,051,216	1,036,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	269,609	265,707
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	69,608	68,193
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,768,803	1,721,520
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	112,141	109,565
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,154	9,855
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	572,225	556,245
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	201,207	195,444
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	35,470	34,424
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	31,500	30,628
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	22,256	21,559
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,116	18,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	17,620	17,061
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,316	7,092
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,745	6,535
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	4,919	4,780
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	7,462,181	7,255,558
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	813,572	788,666
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	476,051	458,440
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	31,560	30,442
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	631,889	608,062
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	202,824	195,248
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	57,857	55,658
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	48,827	46,980
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	33,462	32,173
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	16,200	15,580
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	9,097	8,756
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	6,490	6,231
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	185,609	177,532
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	119,579	114,525
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	97,039	92,816
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	55,030	52,636
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	37,102	35,534
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	25,375	24,270
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	23,325	22,310
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	17,232	16,503
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	12,209	11,693
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,715	11,205
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,256	10,767
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,004	10,539
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	7,093	6,793
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	3,605,085	3,423,420
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	140,926	133,869
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	661,373	626,599
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	85,883	81,368
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	25,210	23,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	7,516	7,124
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	6,070	5,751
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	475,681	449,927
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	92,655	87,667
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	53,984	51,146
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	638,460	604,890
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	254,216	238,149
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	6,197	6,175
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	2,504	2,495
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	232	231
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	119	118
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	118,920	118,574
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	3,055,178	3,010,956
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	571,319	555,455
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	115,342	112,254
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,407	13,034
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	789,003	766,463
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	228,880	221,958
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	105,338	102,257
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	56,250	54,668
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	1,318	1,280
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	257,108	248,505
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	404,752	389,733
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	131,724	127,109
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	16,026	15,461
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	72,680	69,905
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	48,644	46,819
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	43,445	41,830
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	30,165	29,024
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,746	26,711
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	26,375	25,375
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,608	13,101
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,328,952	2,227,605
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	175,291	167,663
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	86,066	82,320
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	81,432	77,991
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	55,832	53,403
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	55,559	53,141
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	55,440	53,028
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	46,895	44,855
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	25,965	24,835
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	22,192	21,254
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	14,159	13,561
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,063	12,511
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	59,738	56,915
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	585,302	556,905
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	146,523	139,414
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	105,285	100,177
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	56,752	53,945
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	15,136	14,373
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	2,204,544	2,088,632
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	235,834	223,434
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	149,754	141,926
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	85,612	81,110
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	6,135	5,813
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	770,271	730,975
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	572,557	541,558
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	304,861	288,355
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	5,591	5,288
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	776,347	732,131
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	23,369	23,281
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	2,228	2,219
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	910	906
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	33	32
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	7,727	7,696
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	4,418	4,400
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	889,368	887,416
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	13,856	13,898
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	8,962,066	8,840,747
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	1,247,954	1,218,388
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	636,943	620,058
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	337,067	328,004
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	145,125	141,251
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	59,668	58,033
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,988	15,559
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,028	13,656
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,396,608	1,352,650
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	982,151	954,157
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	712,487	692,225
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	219,228	212,686
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	84,109	81,488
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	32,431	31,561
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	19,882	19,450
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,126	14,722
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	369,253	355,396
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	7,751,093	7,541,654
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	405,392	389,793
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	141,970	136,381
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	84,784	81,613
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	20,380	19,573
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	19,688	18,929
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	18,423	17,715
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	16,459	15,871
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	15,133	14,578
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	8,264	7,931
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,268,053	4,082,323
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	554,058	529,948
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	205,648	196,699
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	143,422	137,405
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	100,388	96,019
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	82,556	78,963
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	78,045	74,648
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,755	7,408
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	5,019	4,801
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	400,691	381,376
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	346,941	330,217
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	271,769	258,669
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	128,761	122,555
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	114,430	108,914
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	85,911	81,770
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	37,157	35,366
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	5,056	4,836
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	74,726	70,961
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	70,148	66,569
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	13,300,492	12,592,855
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,754,377	1,661,038
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	893,169	845,649
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	171,941	162,901
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	138,782	131,399
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	11,176	10,581
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	3,731,667	3,547,122
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	323,852	306,319
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	283,673	268,049
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	205,806	194,471
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	364,563	344,256
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	159,627	149,443
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	3,196	3,184
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	460	458
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	331	330
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	214	213
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	116,800	116,337
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	522,664	521,691
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	51,696	51,804
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	6,966	6,938
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2035	8,310	8,295
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,671	4,548
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,210,957	1,173,960
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	300,255	291,166
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	50,818	49,396
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	46,739	45,321
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	33,765	32,667
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	643,349	620,389
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	67,461	65,050
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	13,614	13,169
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	4,322,464	4,193,675
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	137,262	131,862
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	61,837	59,465
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	30,099	28,990
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	23,943	23,344
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	909	875
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	527,257	503,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	192,961	184,322
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	101,513	96,969
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	92,748	88,596
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	82,088	78,414
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	62,502	59,704
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	61,706	58,944
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	26,101	24,933
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	4,014	3,853
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	974,769	927,781
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	470,944	448,243
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	86,111	81,960
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	78,885	75,082
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	75,756	72,104
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	5,102	4,856
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	143,610	136,284
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	135,954	129,018
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	14,610,879	13,842,657
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	690,230	653,507
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	216,719	205,324
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	125,292	118,626
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	3,615,540	3,420,920
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	2,001,064	1,890,222
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	232,189	219,835
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	172,493	162,992
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	488,306	462,021
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	131,597	124,595
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	106,896	100,707
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2053	231,861	216,845
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	2,964,011	2,766,717
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	9,342	9,307
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	4,853	4,834
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	2,855	2,844
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	1,927	1,919
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	1,623	1,617
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	877	874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	403	402
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	282	281
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	204	204
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	149	148
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2034	2,463	2,464
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	60,628	59,183
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	15,600	15,180
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	22,518	21,904
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	16,412	15,992
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	311,578	302,694
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	219,078	212,854
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	111,465	108,285
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	64,970	63,020
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	48,476	46,993
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	47,592	45,848
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	9,644	9,304
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	19,656,747	18,920,284
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	188,643	181,331
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	73,393	70,587
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	310,801	296,888
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	90,511	86,460
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	76,154	72,745
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	69,191	66,094
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	8,980	8,578
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,704,210	1,619,931
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,303,522	1,240,687
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	576,175	548,401
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	116,373	110,618
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	107,606	102,285
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	12,316	11,722
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	2,469	2,350
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,858,887	2,713,038
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	832,869	790,379
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	204,120	193,706
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	73,579	69,825
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	43,026	40,831
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	42,409	40,245
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	23,123	21,994
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	11,421,113	10,813,467
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,314,129	1,244,212
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	118,607	112,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	55,244	52,305
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	269,499	254,571
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	35,290	33,335
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	457,398	427,488
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	208,440	195,787
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	610,024	569,657
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	738,224	689,086
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2029	4,470	4,452
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	4,496	4,465
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	378,201	366,763
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	109,202	106,268
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	5,604,982	5,441,523
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	106,277	102,419
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	25,557	24,629
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,407,653	1,352,794
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,290,113	1,239,551
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	38,482	36,999
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	13,149	12,638
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	981,277	939,495
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	372,111	355,453
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	130,151	124,610
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,840,501	1,749,482
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	780,992	741,710
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	414,501	390,505
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	171,913	163,412
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	167,339	158,972
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	103,760	98,628
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	21,188	20,140
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,431,254	3,261,566
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,120,154	1,063,008
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	589,510	560,357
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	455,265	432,039
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	326,889	310,212
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	303,353	287,877
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	82,792	78,569
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	78,662	74,649
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	39,351	37,343
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	299,799	284,036
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	161,692	152,521
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	158,347	149,873
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	153,687	145,847
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	76,317	72,233
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	13,396	12,679
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	1,589,091	1,505,538
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	546,715	516,261
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	516,260	487,503
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	125,383	118,713
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	50,772	47,960
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,644,608	3,417,672
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	543,911	508,174
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	5,871,190	5,492,770
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2054	19,302,993	18,019,632
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	16,684	16,618
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	13,900	13,846
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	11,284	11,240
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	1,582	1,576
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	502,658	504,179
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2037	1,014	1,006
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	461,538	448,936
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	3,016,518	2,919,793
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	1,266,250	1,226,946
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	63,210	61,175
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	7,283	7,057
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	83,556	80,447
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	57,255	55,201
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	54,308	52,274
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	15,196	14,644
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	4,855	4,676
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	155,004	148,957
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,862	13,333
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	359,681	343,579
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	67,006	64,111
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	61,295	58,551
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	20,464	19,548
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	7,948	7,582
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	7,173	6,852
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,547,686	1,471,147
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,026,466	975,704
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	600,518	571,007
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,871,017	2,724,549
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,414,948	2,291,746
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,195,315	1,134,334
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	332,941	316,476
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	218,125	204,762
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	141,124	132,478
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	14,584	13,683
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	2,457,491	2,325,976
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	195,666	185,194
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	24,083	22,794
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,135,677	1,072,416
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	733,144	686,452
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	24,353	22,836
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	90,780	90,150
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	413,231	414,997
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	32,155	32,293
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	6,963	6,984
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	96,711	93,945
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	14,133	13,687
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	161,063	155,117
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	84,935	81,804
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	45,074	43,332
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	30,819	29,697
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	3,957	3,816
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	1,160	1,119
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	79,043	75,847
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	49,230	47,269
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,691,569	5,436,779
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	950,957	909,872
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	397,797	379,492
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	134,152	128,356
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	67,421	64,319
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	28,587	27,307
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	9,743	9,441
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,601	1,527
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	3,476,858	3,304,914
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,312,263	1,247,367
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	14,941	14,230
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	7,926	7,534
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,824,764	1,731,671
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,241,665	1,178,320
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	278,591	264,379
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	231,782	219,958
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	227,481	215,876
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	179,234	170,090
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	72,220	68,535
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	15,597,011	14,801,309
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	1,690,827	1,600,340
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	380,708	360,453
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	192,806	182,488
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	71,986	68,133
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	35,623	33,717
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,896	6,525
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	119,067	112,434
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,637,759	20,290,456
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	17,652,698	16,553,530
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2055	5,814,125	5,427,118
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2055	39,580	36,945
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2026	61,078	60,837
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	17,169	17,106
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	594,148	586,476
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	169,664	165,514
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	139,475	136,112
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	175,789	171,088
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	159,493	154,903
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	29,411	28,567
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	14,801	14,368
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	1,970,279	1,909,333
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	110,318	106,450
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	80,888	78,050
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	51,611	49,772
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	11,372	11,001
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	10,196	9,841
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	646,061	621,740
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	263,404	253,940
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	101,125	97,351
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	72,683	70,591
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	63,337	60,960
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	62,220	59,980
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	55,361	53,738
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	51,510	49,640
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	35,075	33,731
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	34,750	33,452
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	20,977	20,439
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	12,250	11,800
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	10,281	9,904
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,764	2,667
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,177	1,140
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	1,047,459	1,009,958
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	458,654	439,269
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	375,884	361,042
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	113,276	108,489
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	101,889	97,583
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	79,331	76,162
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	71,606	68,954
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,283	58,693
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	56,688	54,440
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	21,016	20,544
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	20,415	19,620
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	1,024,362	980,106
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	33,181	31,654
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	31,526	30,075
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	2,820,850	2,681,348
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	140,889	133,921
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	33,252	31,608
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,132,466	2,967,764
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	683,743	647,793
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	589,431	558,439
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	406,400	381,311
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,833,143	1,735,040
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	839,153	793,982
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	463,136	438,206
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	1,344,612	1,270,553
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	188,966	178,558
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	626,662	591,362
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	301,307	283,605
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	146,047	137,330
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	27,597,426	25,861,788
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	9,451,993	8,857,545
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	8,315,529	7,792,555
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	795,532	746,494
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	1,697,176	1,584,207
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	576	574
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	15,592	15,531
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	3,292	3,279
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	613,319	598,954
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	132,056	128,051
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	111,403	108,969
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	59,001	57,675
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	40,169	39,176
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	9,882	9,651
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	13,645	13,280
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	13,587	13,208
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,613,033	2,544,028
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,085,687	1,056,039
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	959,810	931,115
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	137,360	133,070
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	126,459	123,135
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	122,081	118,622
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	83,413	80,816
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	42,298	41,047
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	40,288	39,093
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	30,688	29,774
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,765	19,306
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,663	8,407
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	734,463	710,238
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	637,019	616,027
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	336,352	324,419
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	2,464	2,382
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	4,733,610	4,557,920
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,833,893	1,765,304
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,813,522	1,745,094
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	118,663	114,279
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	116,209	112,151
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	61,106	58,801
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	17,779	17,107
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	12,473	11,958
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	3,435	3,311
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,479	1,439
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	450,026	431,005
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	246,429	236,014
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	109,661	105,026
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	97,051	92,949
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	56,895	54,491
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	55,192	53,016
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	51,605	49,424
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	25,032	23,974
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	10,295	9,860
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	2,314,615	2,224,015
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,137,701	1,088,548
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	3,690	3,509
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	21,804,235	20,691,863
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	623,109	590,347
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	578,700	548,273
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	255,663	242,620
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	245,821	232,896
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	142,825	135,316
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	88,638	83,977
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	85,144	80,667
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	72,101	68,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	19,621	18,498
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	11,676	11,062
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	13,545,577	12,820,668
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	6,007,016	5,691,174
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	1,005,195	951,086
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	107,552	101,796
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,866,529	2,714,019
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	126,733	119,634
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	7,877,661	7,379,763
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,494,349	2,336,697
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,421,386	2,275,913
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,327,543	1,246,542
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	639,696	600,664
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	393,157	368,308
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	6,373	6,360
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	1,790	1,787
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	155,071	154,900
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	49,832	49,789
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	30,432	30,378
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	36,913	36,815
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	3,610,963	3,604,963
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	163,005	162,305
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	135,662	135,064
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	85,169	84,728
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	17,217	17,133
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,257	2,246
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,244	2,234
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	940	935
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	37,706	37,292
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	9,396	9,310
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	4,743	4,726
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	30,076	29,652
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	1,302,724	1,277,833
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	110,469	108,497
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	44,401	43,553
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,210	3,148
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	326,009	319,372
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	15,013	14,698
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	592,775	578,077
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	243,453	237,584
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	221,572	216,231
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	160,210	156,448
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	28,214	27,533
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	20,450	19,957
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	15,178	14,836
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	10,148	9,932
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	5,742	5,604
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	6,046,387	5,904,405
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	339,968	331,241
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	121,154	118,044
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	27,659	26,958
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	423,819	407,708
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	55,148	53,052
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	24,910	23,979
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2026	420	419
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	6,457	6,454
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	6,500	6,509
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	1,589,113	1,588,303
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	202,762	202,890
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	104,052	103,946
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	78,693	78,648
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	70,678	70,614
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	8,474	8,464
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	67,317	67,240
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	10,557	10,554
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	7,941	7,915
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	7,548	7,542
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	6,335	6,325
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	3,604	3,599
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	219,158	218,051
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	23,668	23,561
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	18,991	18,898
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	17,751	17,673
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	8,899	8,849
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,697	3,676
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	1,374	1,369
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	138,239	136,720
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	109,226	108,197
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	99,302	98,367
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	77,723	76,991
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	1,935,099	1,932,722
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	22,360	22,045
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	168,489	165,480
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	105,128	103,251
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	96,946	95,366
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	26,125	25,659
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	9,681	9,655
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	2,100	2,062
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	387,193	379,311
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	202,123	198,009
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	171,280	167,793
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	48,953	47,987
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	3,098,287	3,028,438
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,392,073	1,360,690
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	543,103	530,859
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	270,318	264,223
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	113,262	110,708
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	10,618	10,391
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,457	1,424
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	626,669	610,974
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	131,639	128,754
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	16,198	15,807
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	298,239	290,397
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	21,359	20,797
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	12,640	12,355
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	21,129,118	20,415,068
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	4,682	4,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	947,412	949,433
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	88,991	89,014
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	440,510	440,021
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	181,028	180,843
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	147,397	147,217
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	135,758	135,447
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	33,530	33,487
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	22,254	22,232
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	22,073	22,026
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	11,421	11,405
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	8,162	8,155
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	320,132	318,600
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	51,049	50,759
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,822	6,789
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	97,500	96,429
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	94,300	93,265
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	70,518	69,744
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	52,342	51,767
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	6,593	6,533
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,466	5,406
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,148	3,134
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,716	2,686
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,324	1,309
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	196,606	193,832
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	968	959
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	787,246	773,188
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	551,093	539,875
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	28,521	27,941
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,285,307	1,255,125
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,133,346	1,106,733
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	687,972	671,817
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	454,313	444,354
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	423,971	414,015
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	166,681	162,767
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	155,108	151,466
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	129,419	126,501
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	68,333	66,400
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	58,046	56,628
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	38,481	37,578
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	34,834	34,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	25,279	24,686
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,687	6,530
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	986,373	961,670
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	11,732,946	11,336,435
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,380,335	1,328,296
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,288,551	1,241,179
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,199,918	1,154,305
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,190,321	1,145,817
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,090,995	1,049,608
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,065,460	1,025,624
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,035,708	996,661
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	879,980	846,529
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	823,497	792,193
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	534	533
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	2,847	2,851
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	689,939	689,584
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	47,187	47,111
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	25,001	24,961
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,676	1,674
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	21,617	21,578
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	30,928	30,834
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	2,143	2,137
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,923	1,914
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	96,073	95,018
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	79,198	78,328
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	75,269	74,443
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	68,215	67,466
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,023	22,771
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	18,615	18,411
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,251	4,204
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,222	4,175
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,622	2,610
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	178,278	175,763
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	166,151	162,976
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	63,690	62,473
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	55,992	54,992
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,316	4,233
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,181	4,101
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,207,808	1,179,446
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,034,819	1,010,519
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	408,186	398,601
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	309,819	302,544
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	255,510	249,510
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	254,230	248,260
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	248,487	242,652
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	60,394	58,975
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	53,286	52,035
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	52,662	51,705
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	38,627	37,669
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	32,669	31,994
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	32,646	31,879
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,726	25,106
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	23,352	22,825
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	22,491	21,963
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	16,592	16,202
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	338,547	329,857
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	6,957,871	6,722,732
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,340,651	1,289,688
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,053,698	1,013,972
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	59,878	59,819
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	26,650	26,625
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	258,986	258,785
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	190,362	190,159
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	43,663	43,553
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	29,320	29,290
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	24,533	24,508
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	477,109	474,799
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	154,939	154,010
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	95,747	95,233
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	28,352	28,183
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	94,369	93,332
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,547	2,519
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	4,884,503	4,838,493
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	484,503	475,245
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	416,362	408,406
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	180,276	176,831
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	59,757	58,615
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	46,932	46,035
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	368,960	360,988
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	290,269	283,997
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,155,724	5,031,435
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	427,883	417,568
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	316,072	308,453
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	253,145	246,869
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	134,007	130,777
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	97,226	94,882
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	96,382	94,058
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	91,469	88,847
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	23,577	23,023
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	10,878	10,616
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	3,282,319	3,198,063
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	195,038	190,336
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	22,597	22,017
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	28,282,501	27,348,802
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,298,228	1,250,501
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,089,268	1,050,244
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,952	4,958
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	207,834	207,506
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	46,498	46,454
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	16,402	16,389
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	348,876	348,243
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	61,757	61,687
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	46,707	46,622
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	43,465	43,393
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	38,256	38,275
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	34,441	34,364
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,756	13,727
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,859	5,852
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	3,468	3,459
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	174,048	173,206
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	154,054	153,269
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	121,532	120,870
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	93,734	93,228
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	91,614	91,193
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	36,009	35,897
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	17,449	17,344
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	11,057	10,989
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,899	3,888
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	23,142	22,888
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,098,579	1,093,281
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	965,698	964,743
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	13,820	13,617
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	11,553	11,365
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,578	2,538
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	533,180	522,992
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,759	13,496
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	544,771	533,000
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	107,158	104,809
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	38,373	37,532
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	820,679	800,894
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	392,580	383,116
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	164,146	160,189
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	25,475	24,901
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	227,693	221,777
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	11,094	10,809
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	851,536	819,433
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	8,350	8,359
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	3,129	3,128
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	2,507	2,510
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	63,994	63,891
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	43,787	43,751
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	13,957	13,941
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	3,853	3,848
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,453,895	1,451,151
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	58,883	58,821
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	29,483	29,419
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	12,774	12,748
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,160	11,140
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	251,481	250,197
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	151,980	151,495
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	80,610	80,203
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	61,747	61,478
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	15,496	15,414
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	11,311	11,245
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,415	8,375
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,021	7,981
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,855	1,844
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	38,490	38,067
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	12,521	12,317
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	299,694	293,968
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,272	59,082
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	59,497	58,527
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,800	13,537
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	486,019	475,366
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	399,538	390,780
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	26,779	26,192
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	22,562	21,928
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	21,223	20,656
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,376	10,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,840,910	3,750,717
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	316,599	308,967
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	189,392	184,826
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	40,162	39,193
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	23,946	23,369
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,347	3,272
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	1,397,640	1,361,327
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	132,429	129,029
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	30,024	29,244
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	6,414,456	6,173,027
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	288,954	278,083
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	3,755	3,760
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,310,811	1,308,692
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	65,459	65,451
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	82,537	82,487
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	522,520	519,677
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	157,832	156,993
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	126,826	125,631
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	78,953	78,209
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	64,670	64,330
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	35,336	35,180
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	18,281	18,187
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,792	4,764
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	99,717	98,466
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	61,465	60,463
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	29,752	29,592
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	18,108	17,812
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	6,347	6,244
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	169,245	165,906
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,793	14,501
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	1,125,051	1,100,390
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	171,170	167,418
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	99,984	97,793
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	99,875	97,686
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	65,855	64,411
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	35,325	34,551
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	6,713	6,566
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	405,939	396,153
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	303,849	296,524
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,415	11,092
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	6,517	6,359
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	5,446	5,313
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	15,851	15,439
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	1,098,649	1,059,804
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	141,474	136,517
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	1,202	1,199
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2031	1,534	1,536
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2038	43,793	43,831
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	82,419	82,596
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	17,861	17,854
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	5,712	5,707
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	69,254	69,017
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	42,158	41,761
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	3,805	3,769
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	119,933	118,803
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	9,251	9,138
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	6,845	6,796
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	160,405	157,240
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	72,005	70,585
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	44,955	44,068
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,770	3,696
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,080,763	2,035,154
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	463,565	453,404
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	401,541	392,740
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	302,979	296,338
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	73,724	71,638
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	59,614	58,307
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	36,990	35,943
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	36,227	35,433
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	31,129	30,447
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	20,944	20,485
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	12,538	12,267
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	6,361	6,221
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	4,395,413	4,289,452
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	195,159	190,454
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	87,588	85,450
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	57,841	56,428
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	54,581	53,248
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	1,069,288	1,041,505
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	21,888	21,319
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	2,228	2,231
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,872,827	1,871,804
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	697,284	696,818
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	59,113	59,051
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	54,886	54,854
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	49,681	49,662
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	30,169	30,148
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	22,517	22,505
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	15,647	15,638
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,515	10,510
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,331	7,329
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,102	5,096
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,270	2,269
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,084	2,087
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	56,701	56,642
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	42,544	42,502
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	20,251	20,235
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	9,270	9,258
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	8,940	8,923
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	103,945	103,845
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,902	3,895
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	61,937	61,528
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	29,824	29,543
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	19,366	19,183
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	3,051	3,023
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	84,062	83,008
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,403,868	2,401,768
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	394,917	387,124
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	228,024	223,524
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	99,670	97,704
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	3,483,784	3,408,509
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,855,100	2,783,417
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	394,454	385,808
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	365,506	357,495
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	41,290	40,359
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	17,313	16,934
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	6,017	5,882
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	626,634	611,332
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	20,593	20,103
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	13,836	13,498
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	8,039	7,843
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	4,776,710	4,619,761
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	23,410	22,641
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	3,483	3,472
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2029	1,015	1,014
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	6,928	6,935
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	667,884	667,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	635,497	634,967
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	91,467	91,364
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	65,500	65,453
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	63,091	63,114
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	50,689	50,660
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	44,886	44,860
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	36,811	36,785
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	23,028	23,035
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	21,186	21,172
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	15,930	15,949
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,994	6,989
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,603	1,602
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,762,276	1,760,818
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,394,879	1,393,566
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	126,762	126,611
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	107,825	107,732
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	83,560	83,517
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	33,233	33,240
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,487	7,477
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,462	3,458
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	327,664	327,264
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	77,807	77,671
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	46,028	45,945
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	42,626	42,545
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,947	12,911
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	8,693	8,676
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	6,848	6,839
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	6,109	6,097
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	136,327	135,043
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	133,759	132,499
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	131,602	130,362
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	71,261	70,590
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	41,254	40,865
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	25,833	25,590
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	16,132	16,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,395	4,354
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,298	3,267
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,707,764	2,694,217
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	1,109,713	1,089,896
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	37,043	36,382
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	22,860	22,452
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	6,905	6,782
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,929	2,877
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	22,726	22,113
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	863,920	844,443
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	737,199	720,579
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	731,696	715,200
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	456,065	445,784
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	194,371	189,989
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	60,185	58,828
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	26,886	26,280
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	9,773	9,553
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	9,382	9,170
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,948	1,904
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,906,805	3,811,402
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	138,769	135,424
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	52,907	51,615
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,822	4,704
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	341,439	332,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	33,234,302	32,142,319
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	9,598	9,592
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	145,407	145,616
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	5,922	5,929
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	175,253	175,298
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	86,676	86,699
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,156,028	1,155,485
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	11,146	11,139
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	9,927	9,916
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	586,695	586,071
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	41,356	41,318
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,282	8,274
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	893,847	891,892
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	6,987	6,980
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	144,588	144,151
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	77,009	76,674
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	26,222	26,195
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,882	8,851
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	14,773	14,634
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,292	7,223
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	3,339	3,307
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	7,036	6,983
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	93,602	91,931
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	26,038	25,573
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	105,930	103,840
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	45,626	44,740
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	29,701	29,115
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	1,418,659	1,386,676
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	831,131	812,393
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	50,322	49,188
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	38,681	37,809
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	4,423	4,315
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	55,066	53,618
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	47,448	46,379
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	44,003	42,846
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	10,950	10,686
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	5,221	5,098
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	22,579,124	21,816,071
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	1,272,890	1,225,000
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	1,055,911	1,015,855
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	37,872	38,409
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	31,656	32,123
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	4,693,329	4,741,481
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	36,432	36,990
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	69,446	70,524
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	8,619	8,754
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	140,402	142,237
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	120,850	122,425
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	108,493	109,884
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	77,397	78,416
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	65,572	66,429
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	65,300	66,191
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	32,197	32,678
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	12,847	13,012
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	559,944	563,731
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	213,679	215,124
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	17,290	17,407
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	5,902	5,912
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	1,478	1,461
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2050	21,750	21,497
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	6,649,757	6,694,725
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	9,525,231	9,446,765
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	525,016	520,199
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	310,157	307,602
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	1,293,610	1,278,911
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	725,190	715,363
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	509,972	516,850
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	2,117	2,148
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	3,324	3,375
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	313,571	318,483
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	69,539	70,493
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	113,806	115,535
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	381,284	387,204
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	3,583,026	3,649,198
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	384,110	379,721
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	10,502	10,583
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	5,738	5,835
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	1,320,706	1,325,923
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	642,756	645,295
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,442,285	12,339,789
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	3,909,067	3,876,865
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,527,928	1,516,296
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,496,008	1,483,685
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,183,752	1,174,000
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	65,391	64,996
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	2,034,556	2,014,617
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	429,377	423,559
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	23,777	23,455
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	805,854	816,162
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	239,212	242,437
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	86,663	87,924
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	3,209	3,254
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	264,173	268,108
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	11,815	11,985
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	127,353	129,323
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	353,051	357,710
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	265,188	269,329
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	31,384	31,881
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	6,344	6,441
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	269,642	271,718
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	12,967	13,066
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	581,950	584,248
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	40,051	40,322
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	33,290,688	33,037,256
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	55,750	55,326
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	6,710,553	6,619,623
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	1,121,675	1,106,476
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	115,373	113,848
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	61,324	60,493
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	55,204	54,456
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	45,580	46,015
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	165,088	166,782
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	65,399	66,408
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	27,819	28,251
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	203,733	206,781
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	130,646	132,424
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	2,290	2,320
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	28,760	29,197
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	1,188,429	1,197,579
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	920,440	927,528
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	282,009	284,180
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	161,816	163,062
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	143,751	142,109
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	1,638,918	1,645,391
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	523,522	524,936
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	387,119	389,737
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	306,725	303,019
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	20,565,971	20,396,554
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	5,448,218	5,403,337
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	79,643,158	78,563,978
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	997,460	991,113
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	911,108	898,762
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	3,022	3,067
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	740,746	750,908
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	54,985	55,743
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	4,262	4,326
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	2,969	3,013
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2039	1,172,977	1,187,944
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	16,636	16,893
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	4,513	4,584
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	22,343	22,686
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	62,066	62,757
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	7,356	7,438
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	6,923	6,991
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	1,829	1,848
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	2,267,350	2,284,808
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	603,243	607,322
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	17,781	17,901
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	15,818	15,925
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	8,259	8,315
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2050	14,836	14,950
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	1,170,834	1,157,530
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	98,067	99,036
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	221	223
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	2,685	2,723
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	2,996	3,039
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	3,532	3,584
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	45,854	46,513
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	26,075	26,470
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,756	3,811
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,419	3,471
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	2,611	2,650
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	6,235,379	6,299,352
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	999,901	1,010,159
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	45,312	46,011
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	113,395	115,165
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	11,540	11,721
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	80,076	81,190
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	115,763	117,313
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	68,711	69,630
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	49,730	50,363
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	20,664	20,930
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2048	9,340	9,432
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	968,696	975,247
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	95,655	96,302
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	30,068	30,271
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	235,955	236,887
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	82,004	82,225
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	41,851,374	41,369,292
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	28,812,381	28,557,025
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	364,546	361,087
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2034	435	441
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	502,639	509,683
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	145,221	147,277
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	70,807	71,829
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	53,211	54,004
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	8,164	8,283
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	3,807,562	3,846,626
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	453,057	460,072
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	127,084	129,039
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	12,422	12,616
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	3,653	3,710
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	519,518	527,663
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	255,423	259,379
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	251,329	255,222
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	160,829	163,361
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	145,343	147,615
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	138,457	140,623
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	42,897	43,564
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	7,287	7,402
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,306	4,373
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	2,102,970	2,136,020
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	68,363	69,235
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	127,634	128,976
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	67,996	68,754
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	775,628	779,079
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	30,272	30,543
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,229	26,464
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	138,086	139,020
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	78,984	79,518
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	40,132	40,404
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	37,808,499	37,449,783
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	2,304,056	2,282,195
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	729,068	720,670
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	28,543	28,290
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	10,976	11,085
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	3,822	3,876
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	35,095	35,610
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	14,016	14,225
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	4,136	4,198
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	86,201	87,496
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	12,957	13,150
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,135,523	1,147,173
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	34,817	35,356
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	30,663	31,139
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	11,255	11,431
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,045	6,140
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	5,583	5,669
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	261,077	265,166
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	65,609	66,639
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,989	12,177
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	7,388	7,505
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	27,195	27,620
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	23,421	23,783
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,730	3,789
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	66,229	66,925
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	7,511	7,590
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	767,018	765,254
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	311,913	315,192
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	278,348	280,839
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	1,829,946	1,842,321
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	25,299	25,470
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	13,051	12,901
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	12,049	12,130
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	3,411	3,434
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	518,788	520,189
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	755,114	746,416
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	105,599	104,597
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	40,323	40,873
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	12,623	12,795
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	15,699	15,929
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	7,165	7,269
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	9,860	10,005
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	4,577	4,645
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	942,723	955,042
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	45,003	45,670
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	21,027	21,332
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	999,901	1,010,159
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	83,192	84,486
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	12,800	12,998
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,692	2,734
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	1,693	1,717
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	450,672	457,714
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	150,603	152,939
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	138,418	140,565
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	41,200	41,835
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	1,622	1,647
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	3,838	3,879
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	729,246	721,006
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	405,056	408,682
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	65,733	66,321
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	6,367	6,424
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	396,918	398,486
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2050	8,686	8,701
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	79,968	79,184
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	71,196	72,022
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,352	2,382
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,511,015	1,531,264
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	53,767	54,496
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,026,799	1,040,479
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	601,167	609,420
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	48,860	49,486
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	14,683	14,893
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	44,354	45,039
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	12,296	12,483
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,909,569	1,929,161
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	8,778	8,914
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,873	5,964
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,758	5,844
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	951	965
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	809	821
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	163,265	165,804
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	92,891	94,339
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	91,267	92,711
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	131,475	132,857
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	77,404	78,218
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	769,331	776,217
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	119,998	120,922
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2049	44,760	44,937
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	102,440	101,116
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	24,345	24,656
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	5,228	5,289
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	147,699	149,575
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	4,095	4,153
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	2,296	2,329
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	1,328	1,348
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	54,449	55,279
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	43,643	44,091
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	11,295	11,469
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	8,640	8,775
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	3,611	3,667
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	97,274	98,749
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	71,258	72,373
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	142,894	144,872
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	11,599	11,773
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	127,686	129,706
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	427,111	431,601
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	136,580	138,015
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	4,364,023	4,397,625
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	526,245	530,297
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	159,803	161,033
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	1,025,634	1,032,569
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	29,947,777	29,897,609
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	13,375,268	13,192,986
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2029	2,246	2,266
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	93,447	94,661
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	5,083,414	5,135,568
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,665	1,691
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	73,449	74,599
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	62,028	63,001
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	810,960	822,052
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	6,970	7,066
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	16,363	16,622
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,102	5,182
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	478,542	482,227
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	445,133	448,561
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	85,629	86,289
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	11,187	11,273
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	455,279	458,784
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	56,335	56,558
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	10,609	10,650
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	3,095,534	3,054,556
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	1,239,423	1,222,629
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	3,274	3,371
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	31,269	32,416
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	18,122	18,814
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	18,102	18,793
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	35,999	37,406
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	33,554	34,879
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	18,416	19,130
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	11,531	11,967
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	15,973	16,581
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	11,892	12,351
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	813	844
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	188,823	196,200
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	26,000	26,978
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	333,691	346,638
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	880,006	902,106
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	600,892	618,837
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	355,338	366,949
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	415,691	419,889
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	27,088	27,398
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,048,935	1,057,970
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	55,100	55,540
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	30,411	30,662
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	4,412,959	4,439,938
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	119,475	120,205
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	15,020	15,563
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	10,104	10,455
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	1,067	1,105
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	9,061	9,396
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	67,567	70,208
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	5,093,654	5,156,630
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	368,576	373,898
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	41,578,254	42,326,189
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	18,691,261	18,852,260
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	7,416,798	7,480,684
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	391,573	394,652
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	60,493	61,109
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,972,418	1,984,477
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	843,953	851,090
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	488,475	492,530
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	160,221	161,200
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	38,884	40,044
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	9,746	10,040
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	5,239	5,433
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	748,064	775,233
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	446,641	462,601
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	206,882	214,275
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	24,764	25,691
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	9,493	9,834
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	1,013	1,051
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	945	980
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	531,684	550,778
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	43,342	44,993
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	7,502	7,747
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	3,820,019	3,866,054
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,986,492	2,019,122
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	815,428	825,510
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	441,813	447,276
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	790,433	797,489
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	43,284	43,846
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	66,131,550	66,535,852
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	8,976	9,281
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	252,498	261,522
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	164,013	169,903
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	53,894	55,834
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	9,896	10,257
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,553	5,737
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	362,074	375,378
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	65,404	67,963
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	20,373	21,143
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,662	4,810
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	22,814	23,681
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	5,398	5,597
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	581	604
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	160,945	167,319
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	156,314	162,512
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	127,041	132,019
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	1,523	1,582
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	76,409	79,441
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	68,685	71,274
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	322,741	334,094
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	98,829	102,213
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	522,155	529,264
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	292,812	295,302
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	155,640	157,565
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	113,336	114,413
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	14,577	14,992
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	516,563	532,590
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	15,795	16,285
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	210,217	217,348
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	123,640	127,834
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	70,217	72,570
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	54,051	55,971
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	605	623
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	176,418	182,928
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	32,288	33,496
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	28,181	29,223
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	127,570	132,571
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	112,655	116,703
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	29,386	30,370
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	23,619	24,469
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	651,475	674,530
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	35,401	36,813
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	326,919	339,326
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	303,122	315,306
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	96,470	100,130
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	94,152	97,694
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	18,608	19,356
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	506,225	521,342
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	10,331,035	10,449,078
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	418,391	423,172
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	275,391	278,792
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	179,031	180,461
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	26,270,256	26,430,862
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	891,433	896,882
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	23,090	23,910
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	22,018	22,814
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	798,533	828,482
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	26,438	27,463
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	21,500	22,344
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	91,481	94,988
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	230,066	237,524
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	57,350,581	58,220,939
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	56,268	56,739
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	8,721,031	8,790,700
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	872,568	879,539
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	644,437	649,102
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	473,073	476,985
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	54,834	55,272
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	4,251	4,383
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	373,508	385,519
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	18,060	18,624
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	48,633	50,409
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	4,285	4,419
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	169	175
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	20,805	21,611
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	288,932	300,255
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	100,735	104,734
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	477,811	484,017
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	13,848,702	13,959,334
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,458,370	1,481,984
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,157,226	1,165,693
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,144,640	1,153,784
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	618,526	623,467
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	378,252	381,274
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	146,793	147,965
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	5,690,463	5,725,252
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,179,273	1,186,482
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	128,971	132,735
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	57,255	58,907
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	104,817	108,094
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	24,762	25,468
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	1,025,367	1,060,791
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	57,598	59,712
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	87,819	91,061
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	355	369
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	160,528	166,740
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	75,174	78,101
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	24,657	25,609
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	24,375	25,318
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	16,184	16,815
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	7,467	7,750
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	334	347
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	142,743	148,239
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	732,022	760,804
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	268,761	279,556
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	45,970	47,779
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	1,640,157	1,697,169
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	118,616	122,968
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	81,908	85,119
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	300,650	309,629
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,503,746	6,555,803
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	665,291	672,477
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	158,051	159,235
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	17,621,489	17,762,260
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	918,789	924,980
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	875,083	880,979
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	783,945	789,227
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	477,903	481,452
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	65,828	66,272
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	41,434	41,768
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	23,130	23,286
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	928,574	934,251
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	70,935	71,369
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	34,305	34,515
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	146,507	150,828
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	135,798	139,847
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	56,947	58,403
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	4,017	4,167
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	61,612	63,986
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	1,143	1,186
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	204,770	212,541
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	54,642	56,691
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	50,622	52,601
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	17,134	17,793
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	9,429	9,790
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	297	308
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	126,308	131,324
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	33,398	34,674
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	25,084	26,042
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	13,595	14,134
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	69,354	71,985
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	65,590	68,223
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	32,894	34,051
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	86,329	88,637
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,840,859	7,914,523
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,852,661	6,928,819
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	529,218	534,686
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	488,956	493,137
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	335,261	338,463
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,769,082	3,794,480
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,512,832	1,522,979
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	952,169	958,585
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	319,637	321,966
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	289,588	291,476
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	3,110,518	3,129,534
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	69,482	71,639
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	33,042	34,019
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	25,009	25,755
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	18,232	18,770
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	1,038,225	1,072,094
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	336,724	348,569
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	94,870	98,090
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	21,220	22,007
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	14,772	15,321
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	12,089	12,545
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	11,735	12,188
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	7,525	7,816
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	11,845	12,304
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	10,244	10,643
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	51,388	53,284
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	33,042	34,364
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	11,002	11,433
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	74,828	77,838
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	20,683,249	21,048,848
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	205,789	207,626
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,330,432	8,456,856
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,153,343	1,161,114
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	10,199,522	10,261,878
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	58,700	59,808
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	97,400	100,976
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	17,372	17,976
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	17,102	17,686
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	15,120	15,649
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	132,156	137,306
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	11,067	11,512
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	64,076	66,504
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	37,615,232	37,950,989
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	15,875,811	16,012,559
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	551,078	555,824
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	28,745	29,190
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,722,865	3,747,951
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	26,588	27,456
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	273,133	281,450
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	147,717	153,279
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	49,119	51,047
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	22,933	23,799
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	23,306	24,211
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	553,176	574,819
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	188,475	195,895
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	1,232,520	1,273,864
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	406,305	421,894
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	77,827	80,834
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	8,466	8,788
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	4,152,755	4,188,526
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	474,529	478,201
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	470,685	474,034
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	335,740	338,631
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	291,619	294,131
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	493,203	496,219
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	350,463	352,605
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	2,365	2,474
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	36,705	38,808
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	1,696,802	1,742,535
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	961,837	987,761
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	726,417	745,087
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	253,453	260,285
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	253,652	259,601
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	193,555	198,772
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	5,177,402	5,299,147
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	2,312,064	2,366,432
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	8,802,063	8,995,289
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	6,473,186	6,615,287
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	1,104,200	1,128,439
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	509,552	530,721
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	906	954
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	287	300
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	293,374	309,919
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	6,970	7,366
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,406	1,488
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,251	1,322
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	666	704
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	3,731	3,942
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	258,534	265,502
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,778,488	1,821,420
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	270,279	276,293
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	515,445	535,224
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	86,065	89,367
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	168,833	176,358
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	111,457	117,556
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	1,337	1,410
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	4,171	4,416
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	192,947	204,177
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	132,636	140,239
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	940	990
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	11,922,709	12,207,623
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,290,993	8,485,695
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	160,457	164,230
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	167,031	176,478
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,810	2,975
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	40,715,615	41,812,994
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	2,140,042	2,197,721
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	23,033	23,654
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	18,904,336	19,478,835
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	16,076,496	16,429,412
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	7,430,181	7,593,291
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	1,077,412	1,101,063
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	249,774	260,702
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	228,032	240,290
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	160,264	169,033
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	9,788	10,306
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	73,405	77,494
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	11,218	11,858
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	16,105,005	16,539,072
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	325,072	333,834
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	36,281,541	37,089,342
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	931,424	951,871
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	94,820	98,927
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	19,504	20,526
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	58,919	62,270
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	716,056	735,356
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	18,065,350	18,693,388
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	8,635,707	8,825,281
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,376,767	1,406,990
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	581,232	608,794
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	574,610	601,425
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	128,184	134,950
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	2,502	2,639
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2038	796	841
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	15,588	16,496
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	240,606	254,398
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	109,119	115,349
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	371,656	381,209
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	65,538	67,222
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	23,343,750	23,892,673
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	8,635,763	8,825,338
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	3,902,655	3,988,328
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	72,549	76,639
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	2,436,396	2,497,342
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	842,175	863,821
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	27,851,410	28,480,220
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,144,015	24,711,757
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,678,986	5,803,653
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,062,234	1,085,669
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	827,053	845,209
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	252,350	262,146
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	68,624	72,614
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	134,763	142,549
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	132,680	140,282
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	2,411	2,549
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,356,756	3,443,032
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,321,939	1,354,677
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	872,324	893,382
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	17,037,617	17,415,358
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,116,458	1,141,142
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,084,752	1,108,734
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	26,317	27,804
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	87,623	92,662
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,845	10,407
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	18,265,295	18,858,925
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	299,859	317,036
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,910,172	1,956,283
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,521,499	1,561,176
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,261,556	1,299,736
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,268,258	1,298,041
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,145,420	1,180,587
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	22,262,922	22,765,559
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,184,046	1,210,038
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	942,473	963,162
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	25,132	25,684
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	843	888
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	797	842
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	171	180
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	793	839
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	14,587	15,432
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,245,412	3,325,784
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,915,786	1,962,033
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,773,289	1,816,096
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	727,169	745,177
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	452,037	463,232
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	175,000	178,842
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	160,247	163,765
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	311,054	327,529
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	2,584	2,725
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	149,839	157,810
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	70,580	74,541
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	919	972
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	140,974	148,865
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,473	2,614
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	224,473	237,083
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	84,521	89,363
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	71,995	76,181
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,342,114	1,371,723
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	743,750	760,193
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	19,896	20,896
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	71,427	74,583
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	18,392	19,635
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2038	808	866
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2043	48,384	50,302
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	5,942,191	6,164,244
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	15,686	16,465
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	13,452	14,039
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	55,816	59,435
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	527,348	561,242
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	9,102	9,729
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	7,506	8,029
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	10,182	10,918
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,204	2,361
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	192,233	205,343
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	7,368	7,866
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,683	1,796
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	9,556	10,204
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	119,731	128,002
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	4,322,086	4,486,299
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	437,810	454,260
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	68,504	71,531
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,421	4,617
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	82,395	87,030
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	12,060	12,840
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	50,830	54,175
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	16,916	18,056
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,802	1,918
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	999	1,067
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,159,682	3,277,756
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	20,637	21,500
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	4,976	5,315
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	4,124	4,406
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	769,611	801,076
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	4,988	5,234
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	10,214	10,897
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2038	2,674	2,866
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	2,047,730	2,128,890
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	82,397	85,765
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	8,121,552	8,425,045
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	22,214	23,584
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	14,001,167	14,556,097
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	4,214,320	4,367,854
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	3,922	4,070
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	15,130	16,158
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	17,112	18,264
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,073,315	1,115,856
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	105,046	110,992
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	75,312	79,271
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	10,350	11,015
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	3,666	3,908
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	829,507	861,451
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	55,692	58,122
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	38,720	40,509
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	107,805	113,168
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	100,122	105,529
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	36,858	38,998
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,906	5,120
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	17,861	19,051
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	3,184	3,379
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2038	634	680
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	208,100	216,022
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	6,348	6,595
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	5,572	5,815
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	4,611	4,810
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	306,536	320,714
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	12,625	13,498
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	5,658	6,037
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	353	378
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	5,360,745	5,557,300
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	60,614	63,323
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	6,865	7,165
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	59,976	63,759
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	5,606	5,809
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	1,043	1,114
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	25,696	26,633
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2039	1,425	1,532
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	45,701,047	47,440,977
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,203,319	3,325,025
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	627,322	659,588
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	71,122,452	74,969,594
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	4,243,322	4,484,454
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	4,174,561	4,400,731
Freddie Mac 4.5% 11/1/2054	1,247,887	1,200,548
Freddie Mac Gold Pool 1.5% 1/1/2037	829,305	745,455
Freddie Mac Gold Pool 1.5% 1/1/2037	312,680	279,404
Freddie Mac Gold Pool 1.5% 10/1/2036	6,706,874	5,999,403
Freddie Mac Gold Pool 1.5% 10/1/2036	1,375,150	1,230,093
Freddie Mac Gold Pool 1.5% 10/1/2036	900,733	808,534
Freddie Mac Gold Pool 1.5% 10/1/2036	722,656	647,782
Freddie Mac Gold Pool 1.5% 10/1/2041	12,099,107	10,042,459
Freddie Mac Gold Pool 1.5% 10/1/2051	57,674,926	43,755,198
Freddie Mac Gold Pool 1.5% 10/1/2051	3,898,442	2,957,561
Freddie Mac Gold Pool 1.5% 10/1/2051	1,674,526	1,270,383
Freddie Mac Gold Pool 1.5% 11/1/2036	50,239,499	44,892,911
Freddie Mac Gold Pool 1.5% 11/1/2036	20,332,781	18,187,988
Freddie Mac Gold Pool 1.5% 11/1/2036	2,609,285	2,345,462
Freddie Mac Gold Pool 1.5% 11/1/2036	1,586,242	1,416,439
Freddie Mac Gold Pool 1.5% 11/1/2036	893,324	799,092
Freddie Mac Gold Pool 1.5% 11/1/2036	716,591	642,345
Freddie Mac Gold Pool 1.5% 11/1/2036	709,607	636,750
Freddie Mac Gold Pool 1.5% 11/1/2036	554,029	499,396
Freddie Mac Gold Pool 1.5% 11/1/2036	404,653	361,337
Freddie Mac Gold Pool 1.5% 11/1/2036	346,403	310,729
Freddie Mac Gold Pool 1.5% 11/1/2037	1,618,743	1,446,473
Freddie Mac Gold Pool 1.5% 11/1/2051	70,307,111	53,338,631
Freddie Mac Gold Pool 1.5% 12/1/2036	35,431,231	31,660,568
Freddie Mac Gold Pool 1.5% 12/1/2036	8,589,445	7,675,339
Freddie Mac Gold Pool 1.5% 12/1/2036	2,546,719	2,289,222
Freddie Mac Gold Pool 1.5% 12/1/2036	2,191,999	1,958,722
Freddie Mac Gold Pool 1.5% 12/1/2036	567,800	507,373
Freddie Mac Gold Pool 1.5% 12/1/2036	88,834	79,713
Freddie Mac Gold Pool 1.5% 12/1/2050	13,554,208	10,304,105
Freddie Mac Gold Pool 1.5% 12/1/2051	36,646,384	27,801,852
Freddie Mac Gold Pool 1.5% 2/1/2037	186,016	166,220
Freddie Mac Gold Pool 1.5% 3/1/2036	6,659,093	5,973,310
Freddie Mac Gold Pool 1.5% 3/1/2037	241,383	215,695
Freddie Mac Gold Pool 1.5% 3/1/2037	210,263	187,887
Freddie Mac Gold Pool 1.5% 4/1/2037	13,615,397	12,166,419
Freddie Mac Gold Pool 1.5% 4/1/2037	792,308	707,989
Freddie Mac Gold Pool 1.5% 5/1/2051	1,059,904	804,429
Freddie Mac Gold Pool 1.5% 6/1/2036	332,005	297,814
Freddie Mac Gold Pool 1.5% 7/1/2035	2,222,935	2,005,817
Freddie Mac Gold Pool 1.5% 7/1/2036	2,928,550	2,625,124
Freddie Mac Gold Pool 1.5% 7/1/2041	31,285,556	26,049,054
Freddie Mac Gold Pool 1.5% 8/1/2035	214,448	192,698
Freddie Mac Gold Pool 1.5% 8/1/2036	9,482,987	8,500,460
Freddie Mac Gold Pool 1.5% 9/1/2050	30,170,760	22,936,249
Freddie Mac Gold Pool 1.5% 9/1/2051	917,823	696,309
Freddie Mac Gold Pool 1.5% 9/1/2051	520,066	394,549
Freddie Mac Gold Pool 2% 1/1/2036	490,320	452,816
Freddie Mac Gold Pool 2% 1/1/2036	483,936	445,710
Freddie Mac Gold Pool 2% 1/1/2051	567,030,813	454,413,730
Freddie Mac Gold Pool 2% 1/1/2051	30,697,822	24,639,349
Freddie Mac Gold Pool 2% 1/1/2051	144,154	114,758
Freddie Mac Gold Pool 2% 1/1/2052	4,354,604	3,526,485
Freddie Mac Gold Pool 2% 1/1/2052	2,992,795	2,380,631
Freddie Mac Gold Pool 2% 1/1/2052	883,230	702,569
Freddie Mac Gold Pool 2% 1/1/2052	66,735	53,231
Freddie Mac Gold Pool 2% 1/1/2054	968,299	772,356
Freddie Mac Gold Pool 2% 10/1/2035	37,058,396	34,165,958
Freddie Mac Gold Pool 2% 10/1/2035	359,793	332,273
Freddie Mac Gold Pool 2% 10/1/2036	1,444,530	1,326,366
Freddie Mac Gold Pool 2% 10/1/2036	919,418	843,922
Freddie Mac Gold Pool 2% 10/1/2036	527,927	484,742
Freddie Mac Gold Pool 2% 10/1/2036	446,181	410,032
Freddie Mac Gold Pool 2% 10/1/2036	32,809	30,217
Freddie Mac Gold Pool 2% 10/1/2050	1,133,171	909,176
Freddie Mac Gold Pool 2% 11/1/2035	17,695,404	16,314,263
Freddie Mac Gold Pool 2% 11/1/2036	12,203,070	11,201,036
Freddie Mac Gold Pool 2% 11/1/2050	45,803,415	36,749,412
Freddie Mac Gold Pool 2% 11/1/2050	6,635,429	5,323,798
Freddie Mac Gold Pool 2% 11/1/2050	4,395,584	3,561,045
Freddie Mac Gold Pool 2% 11/1/2050	2,989,693	2,377,229
Freddie Mac Gold Pool 2% 11/1/2050	97,494	77,765
Freddie Mac Gold Pool 2% 11/1/2051	37,327,631	29,832,396
Freddie Mac Gold Pool 2% 11/1/2051	35,147,572	28,177,953
Freddie Mac Gold Pool 2% 11/1/2051	31,540,841	25,286,422
Freddie Mac Gold Pool 2% 11/1/2051	899,434	725,296
Freddie Mac Gold Pool 2% 11/1/2051	811,013	648,165
Freddie Mac Gold Pool 2% 11/1/2053	140,157	111,357
Freddie Mac Gold Pool 2% 12/1/2035	13,446,786	12,384,647
Freddie Mac Gold Pool 2% 12/1/2035	1,903,081	1,752,760
Freddie Mac Gold Pool 2% 12/1/2035	421,899	387,519
Freddie Mac Gold Pool 2% 12/1/2036	3,647,839	3,363,122
Freddie Mac Gold Pool 2% 12/1/2036	1,432,955	1,321,112
Freddie Mac Gold Pool 2% 12/1/2036	539,895	495,394
Freddie Mac Gold Pool 2% 12/1/2050	10,890,135	8,727,263
Freddie Mac Gold Pool 2% 12/1/2050	6,874,659	5,515,739
Freddie Mac Gold Pool 2% 12/1/2050	3,585,613	2,879,082
Freddie Mac Gold Pool 2% 12/1/2050	1,658,486	1,331,170
Freddie Mac Gold Pool 2% 12/1/2050	833,353	663,415
Freddie Mac Gold Pool 2% 12/1/2050	649,380	521,017
Freddie Mac Gold Pool 2% 12/1/2050	183,879	147,359
Freddie Mac Gold Pool 2% 12/1/2051	69,404,365	56,097,230
Freddie Mac Gold Pool 2% 12/1/2051	6,534,214	5,222,170
Freddie Mac Gold Pool 2% 12/1/2051	2,688,218	2,176,157
Freddie Mac Gold Pool 2% 12/1/2051	1,433,787	1,153,506
Freddie Mac Gold Pool 2% 12/1/2051	560,537	447,984
Freddie Mac Gold Pool 2% 12/1/2051	97,140	78,150
Freddie Mac Gold Pool 2% 2/1/2035	326,201	306,041
Freddie Mac Gold Pool 2% 2/1/2035	23,887	22,247
Freddie Mac Gold Pool 2% 2/1/2036	29,203,162	26,896,454
Freddie Mac Gold Pool 2% 2/1/2036	515,888	476,429
Freddie Mac Gold Pool 2% 2/1/2051	1,994,964	1,586,279
Freddie Mac Gold Pool 2% 2/1/2051	320,350	256,726
Freddie Mac Gold Pool 2% 2/1/2051	129,238	103,691
Freddie Mac Gold Pool 2% 2/1/2052	928,884	740,917
Freddie Mac Gold Pool 2% 2/1/2052	90,511	71,913
Freddie Mac Gold Pool 2% 2/1/2052	59,483	47,446
Freddie Mac Gold Pool 2% 2/1/2052	32,559	25,899
Freddie Mac Gold Pool 2% 2/1/2052	24,866	19,780
Freddie Mac Gold Pool 2% 3/1/2036	6,319,419	5,820,259
Freddie Mac Gold Pool 2% 3/1/2037	429,530	395,468
Freddie Mac Gold Pool 2% 3/1/2037	30,798	28,308
Freddie Mac Gold Pool 2% 3/1/2051	154,674,076	123,857,834
Freddie Mac Gold Pool 2% 3/1/2051	222,661	178,300
Freddie Mac Gold Pool 2% 3/1/2052	14,128,029	11,410,384
Freddie Mac Gold Pool 2% 3/1/2052	4,309,476	3,458,965
Freddie Mac Gold Pool 2% 3/1/2052	2,986,607	2,378,509
Freddie Mac Gold Pool 2% 3/1/2052	836,622	666,279
Freddie Mac Gold Pool 2% 4/1/2036	17,884,380	16,454,956
Freddie Mac Gold Pool 2% 4/1/2036	460,145	422,649
Freddie Mac Gold Pool 2% 4/1/2036	63,917	58,629
Freddie Mac Gold Pool 2% 4/1/2042	26,253,166	22,786,084
Freddie Mac Gold Pool 2% 4/1/2051	52,321,259	41,897,117
Freddie Mac Gold Pool 2% 4/1/2052	9,925,368	7,966,513
Freddie Mac Gold Pool 2% 4/1/2052	5,259,841	4,238,204
Freddie Mac Gold Pool 2% 4/1/2052	936,753	747,194
Freddie Mac Gold Pool 2% 4/1/2052	723,674	576,328
Freddie Mac Gold Pool 2% 5/1/2033	15,371	14,481
Freddie Mac Gold Pool 2% 5/1/2037	88,036	80,780
Freddie Mac Gold Pool 2% 5/1/2037	43,317	39,746
Freddie Mac Gold Pool 2% 5/1/2037	18,137	16,642
Freddie Mac Gold Pool 2% 5/1/2051	69,789,531	55,885,125
Freddie Mac Gold Pool 2% 5/1/2051	1,435,983	1,163,350
Freddie Mac Gold Pool 2% 5/1/2052	131,588	104,795
Freddie Mac Gold Pool 2% 6/1/2035	1,044,695	967,400
Freddie Mac Gold Pool 2% 6/1/2035	135,826	125,776
Freddie Mac Gold Pool 2% 6/1/2036	13,829	12,711
Freddie Mac Gold Pool 2% 6/1/2040	791,085	690,135
Freddie Mac Gold Pool 2% 6/1/2052	86,247	68,605
Freddie Mac Gold Pool 2% 6/1/2052	31,083	24,793
Freddie Mac Gold Pool 2% 7/1/2035	12,972	12,012
Freddie Mac Gold Pool 2% 7/1/2036	64,699	59,406
Freddie Mac Gold Pool 2% 7/1/2050	310,530	249,341
Freddie Mac Gold Pool 2% 7/1/2051	40,322,145	32,465,036
Freddie Mac Gold Pool 2% 7/1/2051	2,604,910	2,117,672
Freddie Mac Gold Pool 2% 7/1/2052	870,681	693,403
Freddie Mac Gold Pool 2% 8/1/2035	16,845	15,599
Freddie Mac Gold Pool 2% 8/1/2035	10,501	9,724
Freddie Mac Gold Pool 2% 8/1/2036	1,138,483	1,045,355
Freddie Mac Gold Pool 2% 8/1/2037	822,821	755,000
Freddie Mac Gold Pool 2% 8/1/2051	39,960,973	31,974,437
Freddie Mac Gold Pool 2% 8/1/2052	825,375	658,354
Freddie Mac Gold Pool 2% 9/1/2035	5,779,769	5,328,653
Freddie Mac Gold Pool 2% 9/1/2035	13,159	12,132
Freddie Mac Gold Pool 2% 9/1/2036	2,586,475	2,374,899
Freddie Mac Gold Pool 2% 9/1/2036	21,932	20,138
Freddie Mac Gold Pool 2% 9/1/2041	170,070,063	146,727,862
Freddie Mac Gold Pool 2% 9/1/2050	34,696	27,859
Freddie Mac Gold Pool 2% 9/1/2050	25,199	20,234
Freddie Mac Gold Pool 2% 9/1/2050	16,165	12,980
Freddie Mac Gold Pool 2% 9/1/2051	28,486,162	22,792,964
Freddie Mac Gold Pool 2% 9/1/2052	149,664	119,191
Freddie Mac Gold Pool 2.5% 1/1/2030	36,882	35,943
Freddie Mac Gold Pool 2.5% 1/1/2031	556,325	540,045
Freddie Mac Gold Pool 2.5% 1/1/2032	114,052	110,184
Freddie Mac Gold Pool 2.5% 1/1/2035	627,268	594,486
Freddie Mac Gold Pool 2.5% 1/1/2037	48,267	44,556
Freddie Mac Gold Pool 2.5% 1/1/2040	1,732,073	1,565,520
Freddie Mac Gold Pool 2.5% 1/1/2050	23,380	19,679
Freddie Mac Gold Pool 2.5% 1/1/2051	2,881,623	2,419,153
Freddie Mac Gold Pool 2.5% 1/1/2051	2,148,670	1,798,459
Freddie Mac Gold Pool 2.5% 1/1/2051	673,708	572,533
Freddie Mac Gold Pool 2.5% 1/1/2051	257,158	215,806
Freddie Mac Gold Pool 2.5% 1/1/2051	41,835	35,592
Freddie Mac Gold Pool 2.5% 1/1/2051	22,194	18,577
Freddie Mac Gold Pool 2.5% 1/1/2052	3,938,277	3,286,533
Freddie Mac Gold Pool 2.5% 1/1/2052	606,025	505,734
Freddie Mac Gold Pool 2.5% 1/1/2052	601,494	500,073
Freddie Mac Gold Pool 2.5% 1/1/2052	383,536	322,941
Freddie Mac Gold Pool 2.5% 10/1/2029	360,954	352,124
Freddie Mac Gold Pool 2.5% 10/1/2029	205,822	200,703
Freddie Mac Gold Pool 2.5% 10/1/2031	343,390	332,109
Freddie Mac Gold Pool 2.5% 10/1/2031	52,419	50,989
Freddie Mac Gold Pool 2.5% 10/1/2031	47,561	45,998
Freddie Mac Gold Pool 2.5% 10/1/2032	1,637,569	1,577,363
Freddie Mac Gold Pool 2.5% 10/1/2034	520,778	496,979
Freddie Mac Gold Pool 2.5% 10/1/2038	869,595	815,724
Freddie Mac Gold Pool 2.5% 10/1/2049	966,839	815,599
Freddie Mac Gold Pool 2.5% 10/1/2050	104,374,768	87,362,756
Freddie Mac Gold Pool 2.5% 10/1/2050	83,913,004	71,153,847
Freddie Mac Gold Pool 2.5% 10/1/2051	92,398,402	77,194,042
Freddie Mac Gold Pool 2.5% 10/1/2051	2,492,285	2,072,049
Freddie Mac Gold Pool 2.5% 10/1/2051	1,995,000	1,658,614
Freddie Mac Gold Pool 2.5% 10/1/2051	1,964,930	1,633,614
Freddie Mac Gold Pool 2.5% 10/1/2051	671,475	558,254
Freddie Mac Gold Pool 2.5% 10/1/2051	26,330	21,997
Freddie Mac Gold Pool 2.5% 11/1/2027	4,101	4,032
Freddie Mac Gold Pool 2.5% 11/1/2034	274,612	260,946
Freddie Mac Gold Pool 2.5% 11/1/2034	8,973	8,526
Freddie Mac Gold Pool 2.5% 11/1/2037	841,682	789,540
Freddie Mac Gold Pool 2.5% 11/1/2037	288,958	271,057
Freddie Mac Gold Pool 2.5% 11/1/2039	121,576	110,087
Freddie Mac Gold Pool 2.5% 11/1/2049	496,645	418,025
Freddie Mac Gold Pool 2.5% 11/1/2050	41,001,389	34,651,721
Freddie Mac Gold Pool 2.5% 11/1/2051	2,508,844	2,126,584
Freddie Mac Gold Pool 2.5% 11/1/2051	911,940	757,889
Freddie Mac Gold Pool 2.5% 12/1/2029	474,034	461,940
Freddie Mac Gold Pool 2.5% 12/1/2031	16,127	15,586
Freddie Mac Gold Pool 2.5% 12/1/2032	1,285,083	1,235,710
Freddie Mac Gold Pool 2.5% 12/1/2032	69,892	67,277
Freddie Mac Gold Pool 2.5% 12/1/2034	153,922	146,262
Freddie Mac Gold Pool 2.5% 12/1/2037	896,886	841,324
Freddie Mac Gold Pool 2.5% 12/1/2040	117,923	105,768
Freddie Mac Gold Pool 2.5% 12/1/2046	27,916	23,959
Freddie Mac Gold Pool 2.5% 12/1/2049	20,956,055	17,638,665
Freddie Mac Gold Pool 2.5% 12/1/2049	1,953,999	1,644,677
Freddie Mac Gold Pool 2.5% 12/1/2051	59,226,640	49,739,882
Freddie Mac Gold Pool 2.5% 12/1/2051	3,148,071	2,617,260
Freddie Mac Gold Pool 2.5% 12/1/2051	2,033,704	1,690,792
Freddie Mac Gold Pool 2.5% 12/1/2051	1,995,062	1,658,665
Freddie Mac Gold Pool 2.5% 12/1/2051	1,487,930	1,248,667
Freddie Mac Gold Pool 2.5% 12/1/2051	1,395,153	1,182,145
Freddie Mac Gold Pool 2.5% 12/1/2051	365,397	303,786
Freddie Mac Gold Pool 2.5% 2/1/2027	22,407	22,109
Freddie Mac Gold Pool 2.5% 2/1/2030	742,296	722,689
Freddie Mac Gold Pool 2.5% 2/1/2032	258,217	249,545
Freddie Mac Gold Pool 2.5% 2/1/2032	96,779	93,463
Freddie Mac Gold Pool 2.5% 2/1/2032	51,571	49,974
Freddie Mac Gold Pool 2.5% 2/1/2032	49,319	47,647
Freddie Mac Gold Pool 2.5% 2/1/2033	1,719,368	1,654,441
Freddie Mac Gold Pool 2.5% 2/1/2035	24,393	23,095
Freddie Mac Gold Pool 2.5% 2/1/2036	63,474	59,661
Freddie Mac Gold Pool 2.5% 2/1/2038	161,390	151,392
Freddie Mac Gold Pool 2.5% 2/1/2050	365,453	307,601
Freddie Mac Gold Pool 2.5% 2/1/2051	266,774	223,293
Freddie Mac Gold Pool 2.5% 2/1/2051	196,550	164,391
Freddie Mac Gold Pool 2.5% 2/1/2052	105,242,634	87,826,062
Freddie Mac Gold Pool 2.5% 2/1/2052	2,401,068	2,003,716
Freddie Mac Gold Pool 2.5% 2/1/2052	2,264,246	1,889,536
Freddie Mac Gold Pool 2.5% 2/1/2052	2,091,864	1,745,682
Freddie Mac Gold Pool 2.5% 2/1/2052	1,549,736	1,293,271
Freddie Mac Gold Pool 2.5% 2/1/2052	1,545,915	1,290,082
Freddie Mac Gold Pool 2.5% 2/1/2052	1,522,824	1,270,813
Freddie Mac Gold Pool 2.5% 2/1/2052	1,498,347	1,250,386
Freddie Mac Gold Pool 2.5% 2/1/2052	1,482,513	1,237,172
Freddie Mac Gold Pool 2.5% 2/1/2052	920,293	765,118
Freddie Mac Gold Pool 2.5% 2/1/2052	202,299	170,274
Freddie Mac Gold Pool 2.5% 3/1/2028	628,633	617,505
Freddie Mac Gold Pool 2.5% 3/1/2028	1,854	1,820
Freddie Mac Gold Pool 2.5% 3/1/2030	13,854	13,493
Freddie Mac Gold Pool 2.5% 3/1/2031	81,867	79,358
Freddie Mac Gold Pool 2.5% 3/1/2032	8,541,900	8,246,103
Freddie Mac Gold Pool 2.5% 3/1/2033	1,475,373	1,419,130
Freddie Mac Gold Pool 2.5% 3/1/2033	208,483	200,753
Freddie Mac Gold Pool 2.5% 3/1/2035	550,926	521,616
Freddie Mac Gold Pool 2.5% 3/1/2037	625,413	586,864
Freddie Mac Gold Pool 2.5% 3/1/2037	489,594	461,406
Freddie Mac Gold Pool 2.5% 3/1/2051	953,565	792,273
Freddie Mac Gold Pool 2.5% 3/1/2052	1,533,119	1,279,404
Freddie Mac Gold Pool 2.5% 3/1/2052	934,809	777,187
Freddie Mac Gold Pool 2.5% 3/1/2052	730,542	613,982
Freddie Mac Gold Pool 2.5% 3/1/2052	74,692	62,891
Freddie Mac Gold Pool 2.5% 3/1/2052	41,456	34,595
Freddie Mac Gold Pool 2.5% 4/1/2027	1,026	1,011
Freddie Mac Gold Pool 2.5% 4/1/2030	16,177	15,751
Freddie Mac Gold Pool 2.5% 4/1/2031	2,089,334	2,024,548
Freddie Mac Gold Pool 2.5% 4/1/2032	277,593	267,888
Freddie Mac Gold Pool 2.5% 4/1/2033	442,536	425,363
Freddie Mac Gold Pool 2.5% 4/1/2033	155,870	150,142
Freddie Mac Gold Pool 2.5% 4/1/2035	534,112	505,698
Freddie Mac Gold Pool 2.5% 4/1/2040	2,895,662	2,611,208
Freddie Mac Gold Pool 2.5% 4/1/2042	21,359,698	18,990,568
Freddie Mac Gold Pool 2.5% 4/1/2050	129,384	108,619
Freddie Mac Gold Pool 2.5% 4/1/2051	1,994,957	1,657,955
Freddie Mac Gold Pool 2.5% 4/1/2052	12,832,020	10,720,483
Freddie Mac Gold Pool 2.5% 4/1/2052	2,767,637	2,342,488
Freddie Mac Gold Pool 2.5% 4/1/2052	451,965	377,170
Freddie Mac Gold Pool 2.5% 4/1/2052	36,445	30,391
Freddie Mac Gold Pool 2.5% 5/1/2032	13,170	12,718
Freddie Mac Gold Pool 2.5% 5/1/2035	468,780	443,841
Freddie Mac Gold Pool 2.5% 5/1/2050	878,942	737,881
Freddie Mac Gold Pool 2.5% 5/1/2051	79,855,467	66,789,939
Freddie Mac Gold Pool 2.5% 5/1/2051	2,614,942	2,216,517
Freddie Mac Gold Pool 2.5% 5/1/2051	372,075	309,571
Freddie Mac Gold Pool 2.5% 5/1/2052	943,423	786,707
Freddie Mac Gold Pool 2.5% 6/1/2027	16,348	16,140
Freddie Mac Gold Pool 2.5% 6/1/2027	4,237	4,174
Freddie Mac Gold Pool 2.5% 6/1/2030	320,945	312,304
Freddie Mac Gold Pool 2.5% 6/1/2031	77,872	75,398
Freddie Mac Gold Pool 2.5% 6/1/2032	165,655	159,456
Freddie Mac Gold Pool 2.5% 6/1/2040	5,133,281	4,625,243
Freddie Mac Gold Pool 2.5% 6/1/2050	5,035,126	4,227,040
Freddie Mac Gold Pool 2.5% 6/1/2050	2,959,577	2,484,595
Freddie Mac Gold Pool 2.5% 6/1/2050	2,403,842	2,018,050
Freddie Mac Gold Pool 2.5% 6/1/2052	265,955	221,776
Freddie Mac Gold Pool 2.5% 7/1/2028	18,690	18,326
Freddie Mac Gold Pool 2.5% 7/1/2030	5,780,910	5,625,222
Freddie Mac Gold Pool 2.5% 7/1/2030	85,754	83,546
Freddie Mac Gold Pool 2.5% 7/1/2030	3,492	3,395
Freddie Mac Gold Pool 2.5% 7/1/2031	130,200	126,066
Freddie Mac Gold Pool 2.5% 7/1/2031	54,907	53,183
Freddie Mac Gold Pool 2.5% 7/1/2033	581,329	559,769
Freddie Mac Gold Pool 2.5% 7/1/2033	30,288	29,144
Freddie Mac Gold Pool 2.5% 7/1/2033	16,263	15,632
Freddie Mac Gold Pool 2.5% 7/1/2035	1,570,630	1,485,600
Freddie Mac Gold Pool 2.5% 7/1/2040	756,119	680,455
Freddie Mac Gold Pool 2.5% 7/1/2049	114,406	96,509
Freddie Mac Gold Pool 2.5% 7/1/2050	85,558,435	71,827,188
Freddie Mac Gold Pool 2.5% 7/1/2050	163,191	137,000
Freddie Mac Gold Pool 2.5% 7/1/2050	100,130	84,060
Freddie Mac Gold Pool 2.5% 7/1/2051	48,305,322	40,401,862
Freddie Mac Gold Pool 2.5% 7/1/2051	41,782,935	34,946,633
Freddie Mac Gold Pool 2.5% 7/1/2051	29,048,981	24,268,908
Freddie Mac Gold Pool 2.5% 7/1/2052	984,503	818,193
Freddie Mac Gold Pool 2.5% 7/1/2052	443,827	368,852
Freddie Mac Gold Pool 2.5% 8/1/2031	1,766,440	1,709,679
Freddie Mac Gold Pool 2.5% 8/1/2031	220,022	212,954
Freddie Mac Gold Pool 2.5% 8/1/2031	50,121	48,456
Freddie Mac Gold Pool 2.5% 8/1/2032	29,543	28,487
Freddie Mac Gold Pool 2.5% 8/1/2035	18,213,578	17,227,542
Freddie Mac Gold Pool 2.5% 8/1/2046	152,011	130,465
Freddie Mac Gold Pool 2.5% 8/1/2049	60,740	51,239
Freddie Mac Gold Pool 2.5% 8/1/2050	54,385,516	45,555,228
Freddie Mac Gold Pool 2.5% 8/1/2050	158,444	132,718
Freddie Mac Gold Pool 2.5% 8/1/2051	67,487,575	56,382,346
Freddie Mac Gold Pool 2.5% 8/1/2051	1,991,462	1,655,050
Freddie Mac Gold Pool 2.5% 8/1/2051	636,428	534,089
Freddie Mac Gold Pool 2.5% 9/1/2027	1,075	1,057
Freddie Mac Gold Pool 2.5% 9/1/2031	1,180,231	1,141,454
Freddie Mac Gold Pool 2.5% 9/1/2031	69,265	67,014
Freddie Mac Gold Pool 2.5% 9/1/2031	55,310	53,474
Freddie Mac Gold Pool 2.5% 9/1/2031	5,099	4,931
Freddie Mac Gold Pool 2.5% 9/1/2032	154,143	148,638
Freddie Mac Gold Pool 2.5% 9/1/2032	152,405	146,754
Freddie Mac Gold Pool 2.5% 9/1/2032	149,369	143,928
Freddie Mac Gold Pool 2.5% 9/1/2032	106,456	102,438
Freddie Mac Gold Pool 2.5% 9/1/2035	17,956,193	16,972,868
Freddie Mac Gold Pool 2.5% 9/1/2036	98,025	90,655
Freddie Mac Gold Pool 2.5% 9/1/2037	738,501	692,751
Freddie Mac Gold Pool 2.5% 9/1/2037	39,798	37,333
Freddie Mac Gold Pool 2.5% 9/1/2040	59,202	51,551
Freddie Mac Gold Pool 2.5% 9/1/2050	21,106,774	17,679,779
Freddie Mac Gold Pool 2.5% 9/1/2051	15,492,305	12,943,012
Freddie Mac Gold Pool 2.5% 9/1/2051	9,159,344	7,612,082
Freddie Mac Gold Pool 2.5% 9/1/2051	1,896,437	1,584,374
Freddie Mac Gold Pool 2.5% 9/1/2051	449,980	375,935
Freddie Mac Gold Pool 3% 1/1/2027	52,108	51,606
Freddie Mac Gold Pool 3% 1/1/2028	41,020	40,509
Freddie Mac Gold Pool 3% 1/1/2028	19,342	19,097
Freddie Mac Gold Pool 3% 1/1/2028	2,337	2,307
Freddie Mac Gold Pool 3% 1/1/2029	1,701	1,675
Freddie Mac Gold Pool 3% 1/1/2031	35,121	34,460
Freddie Mac Gold Pool 3% 1/1/2033	405,077	394,369
Freddie Mac Gold Pool 3% 1/1/2040	801,483	742,440
Freddie Mac Gold Pool 3% 1/1/2043	1,078,441	988,114
Freddie Mac Gold Pool 3% 1/1/2043	150,076	137,101
Freddie Mac Gold Pool 3% 1/1/2043	61,739	56,500
Freddie Mac Gold Pool 3% 1/1/2043	8,408	7,730
Freddie Mac Gold Pool 3% 1/1/2044	2,138,221	1,954,088
Freddie Mac Gold Pool 3% 1/1/2045	1,031,292	932,814
Freddie Mac Gold Pool 3% 1/1/2047	44,011,216	39,361,770
Freddie Mac Gold Pool 3% 1/1/2047	11,008	9,834
Freddie Mac Gold Pool 3% 1/1/2048	913,767	812,380
Freddie Mac Gold Pool 3% 1/1/2048	29,724	26,392
Freddie Mac Gold Pool 3% 1/1/2050	503,334	442,032
Freddie Mac Gold Pool 3% 1/1/2050	318,963	280,315
Freddie Mac Gold Pool 3% 1/1/2050	24,025	21,099
Freddie Mac Gold Pool 3% 1/1/2051	1,875,539	1,645,941
Freddie Mac Gold Pool 3% 1/1/2052	1,016,449	890,112
Freddie Mac Gold Pool 3% 1/1/2052	309,976	270,770
Freddie Mac Gold Pool 3% 10/1/2026	24,799	24,571
Freddie Mac Gold Pool 3% 10/1/2027	26,874	26,540
Freddie Mac Gold Pool 3% 10/1/2028	837,374	825,089
Freddie Mac Gold Pool 3% 10/1/2028	648,494	638,977
Freddie Mac Gold Pool 3% 10/1/2028	97,931	96,378
Freddie Mac Gold Pool 3% 10/1/2028	81,341	80,407
Freddie Mac Gold Pool 3% 10/1/2028	13,473	13,273
Freddie Mac Gold Pool 3% 10/1/2028	10,600	10,483
Freddie Mac Gold Pool 3% 10/1/2029	118,752	116,682
Freddie Mac Gold Pool 3% 10/1/2029	82,871	81,443
Freddie Mac Gold Pool 3% 10/1/2029	4,143	4,067
Freddie Mac Gold Pool 3% 10/1/2030	492,012	482,543
Freddie Mac Gold Pool 3% 10/1/2030	221,642	217,068
Freddie Mac Gold Pool 3% 10/1/2030	144,052	141,109
Freddie Mac Gold Pool 3% 10/1/2032	106,275	103,640
Freddie Mac Gold Pool 3% 10/1/2033	225,480	219,012
Freddie Mac Gold Pool 3% 10/1/2039	262,803	247,960
Freddie Mac Gold Pool 3% 10/1/2039	259,836	241,750
Freddie Mac Gold Pool 3% 10/1/2040	331,726	305,526
Freddie Mac Gold Pool 3% 10/1/2042	1,006,730	921,458
Freddie Mac Gold Pool 3% 10/1/2042	597,224	546,116
Freddie Mac Gold Pool 3% 10/1/2042	107,416	98,447
Freddie Mac Gold Pool 3% 10/1/2042	80,501	73,636
Freddie Mac Gold Pool 3% 10/1/2042	56,352	51,753
Freddie Mac Gold Pool 3% 10/1/2042	8,848	8,256
Freddie Mac Gold Pool 3% 10/1/2043	995,594	911,497
Freddie Mac Gold Pool 3% 10/1/2043	106,551	97,545
Freddie Mac Gold Pool 3% 10/1/2043	39,649	36,175
Freddie Mac Gold Pool 3% 10/1/2043	21,665	19,816
Freddie Mac Gold Pool 3% 10/1/2047	1,183,425	1,054,707
Freddie Mac Gold Pool 3% 10/1/2048	567,109	501,407
Freddie Mac Gold Pool 3% 10/1/2049	12,890,393	11,328,503
Freddie Mac Gold Pool 3% 10/1/2049	646,894	568,512
Freddie Mac Gold Pool 3% 10/1/2049	438,139	385,051
Freddie Mac Gold Pool 3% 10/1/2049	288,075	253,170
Freddie Mac Gold Pool 3% 10/1/2049	62,230	54,690
Freddie Mac Gold Pool 3% 10/1/2050	9,157,125	8,038,999
Freddie Mac Gold Pool 3% 10/1/2050	1,014,552	889,085
Freddie Mac Gold Pool 3% 10/1/2050	64,617	56,626
Freddie Mac Gold Pool 3% 10/1/2051	1,840,373	1,613,355
Freddie Mac Gold Pool 3% 10/1/2051	161,167	140,632
Freddie Mac Gold Pool 3% 11/1/2028	21,546	21,202
Freddie Mac Gold Pool 3% 11/1/2029	24,527	24,095
Freddie Mac Gold Pool 3% 11/1/2030	1,208,421	1,189,315
Freddie Mac Gold Pool 3% 11/1/2030	8,870	8,690
Freddie Mac Gold Pool 3% 11/1/2032	272,713	266,228
Freddie Mac Gold Pool 3% 11/1/2032	114,833	111,963
Freddie Mac Gold Pool 3% 11/1/2033	329,225	319,779
Freddie Mac Gold Pool 3% 11/1/2034	43,924	42,405
Freddie Mac Gold Pool 3% 11/1/2042	216,183	197,234
Freddie Mac Gold Pool 3% 11/1/2042	141,848	130,197
Freddie Mac Gold Pool 3% 11/1/2043	22,294	20,329
Freddie Mac Gold Pool 3% 11/1/2047	81,303	72,282
Freddie Mac Gold Pool 3% 11/1/2048	1,989,309	1,758,838
Freddie Mac Gold Pool 3% 11/1/2049	189,204	166,279
Freddie Mac Gold Pool 3% 11/1/2049	81,715	71,814
Freddie Mac Gold Pool 3% 11/1/2050	1,234,670	1,081,982
Freddie Mac Gold Pool 3% 11/1/2051	1,731,712	1,514,309
Freddie Mac Gold Pool 3% 12/1/2028	1,695	1,668
Freddie Mac Gold Pool 3% 12/1/2029	1,274,297	1,251,602
Freddie Mac Gold Pool 3% 12/1/2030	4,510	4,416
Freddie Mac Gold Pool 3% 12/1/2032	762,645	743,100
Freddie Mac Gold Pool 3% 12/1/2032	618,065	602,493
Freddie Mac Gold Pool 3% 12/1/2032	152,719	148,753
Freddie Mac Gold Pool 3% 12/1/2032	18,777	18,284
Freddie Mac Gold Pool 3% 12/1/2034	234,626	226,513
Freddie Mac Gold Pool 3% 12/1/2042	20,956,304	19,279,125
Freddie Mac Gold Pool 3% 12/1/2042	142,556	130,563
Freddie Mac Gold Pool 3% 12/1/2042	78,790	72,063
Freddie Mac Gold Pool 3% 12/1/2042	66,125	60,573
Freddie Mac Gold Pool 3% 12/1/2044	1,293,507	1,150,116
Freddie Mac Gold Pool 3% 12/1/2047	255,823	227,439
Freddie Mac Gold Pool 3% 12/1/2049	1,954,241	1,716,230
Freddie Mac Gold Pool 3% 12/1/2049	218,759	193,415
Freddie Mac Gold Pool 3% 12/1/2051	787,185	682,948
Freddie Mac Gold Pool 3% 12/1/2051	61,389	53,260
Freddie Mac Gold Pool 3% 2/1/2027	34,718	34,371
Freddie Mac Gold Pool 3% 2/1/2028	17,671	17,443
Freddie Mac Gold Pool 3% 2/1/2028	8,164	8,052
Freddie Mac Gold Pool 3% 2/1/2029	1,766	1,738
Freddie Mac Gold Pool 3% 2/1/2030	104,696	102,807
Freddie Mac Gold Pool 3% 2/1/2030	91,026	89,384
Freddie Mac Gold Pool 3% 2/1/2030	69,179	68,023
Freddie Mac Gold Pool 3% 2/1/2030	12,482	12,255
Freddie Mac Gold Pool 3% 2/1/2031	4,426	4,334
Freddie Mac Gold Pool 3% 2/1/2032	4,682	4,572
Freddie Mac Gold Pool 3% 2/1/2033	1,795,315	1,750,073
Freddie Mac Gold Pool 3% 2/1/2033	253,856	247,091
Freddie Mac Gold Pool 3% 2/1/2033	107,172	104,227
Freddie Mac Gold Pool 3% 2/1/2035	897,966	866,637
Freddie Mac Gold Pool 3% 2/1/2038	613,205	581,063
Freddie Mac Gold Pool 3% 2/1/2040	5,150,974	4,771,517
Freddie Mac Gold Pool 3% 2/1/2043	1,096,890	1,002,161
Freddie Mac Gold Pool 3% 2/1/2043	817,873	752,006
Freddie Mac Gold Pool 3% 2/1/2043	518,167	475,534
Freddie Mac Gold Pool 3% 2/1/2043	152,095	139,495
Freddie Mac Gold Pool 3% 2/1/2043	44,211	40,510
Freddie Mac Gold Pool 3% 2/1/2043	12,493	11,442
Freddie Mac Gold Pool 3% 2/1/2047	4,061,833	3,628,924
Freddie Mac Gold Pool 3% 2/1/2047	3,921,272	3,503,344
Freddie Mac Gold Pool 3% 2/1/2049	310,125	274,099
Freddie Mac Gold Pool 3% 2/1/2050	627,655	545,327
Freddie Mac Gold Pool 3% 2/1/2050	270,086	238,120
Freddie Mac Gold Pool 3% 2/1/2050	267,930	235,298
Freddie Mac Gold Pool 3% 2/1/2050	44,966	39,448
Freddie Mac Gold Pool 3% 2/1/2052	1,990,344	1,726,788
Freddie Mac Gold Pool 3% 3/1/2027	127,950	126,619
Freddie Mac Gold Pool 3% 3/1/2027	35,078	34,713
Freddie Mac Gold Pool 3% 3/1/2027	8,346	8,260
Freddie Mac Gold Pool 3% 3/1/2032	2,659,689	2,597,206
Freddie Mac Gold Pool 3% 3/1/2032	46,531	45,485
Freddie Mac Gold Pool 3% 3/1/2033	499,799	486,483
Freddie Mac Gold Pool 3% 3/1/2033	146,636	142,943
Freddie Mac Gold Pool 3% 3/1/2033	44,896	43,708
Freddie Mac Gold Pool 3% 3/1/2040	2,956,780	2,738,963
Freddie Mac Gold Pool 3% 3/1/2040	291,788	270,292
Freddie Mac Gold Pool 3% 3/1/2043	540,288	497,650
Freddie Mac Gold Pool 3% 3/1/2043	519,183	476,051
Freddie Mac Gold Pool 3% 3/1/2043	333,474	304,679
Freddie Mac Gold Pool 3% 3/1/2043	97,237	88,939
Freddie Mac Gold Pool 3% 3/1/2043	35,660	32,744
Freddie Mac Gold Pool 3% 3/1/2045	869,432	787,222
Freddie Mac Gold Pool 3% 3/1/2045	850,578	767,224
Freddie Mac Gold Pool 3% 3/1/2045	495,750	448,387
Freddie Mac Gold Pool 3% 3/1/2047	9,002,316	8,042,851
Freddie Mac Gold Pool 3% 3/1/2048	200,640	178,148
Freddie Mac Gold Pool 3% 3/1/2049	237,215	209,140
Freddie Mac Gold Pool 3% 3/1/2049	232,957	205,385
Freddie Mac Gold Pool 3% 3/1/2050	3,931,688	3,466,355
Freddie Mac Gold Pool 3% 3/1/2050	196,697	172,557
Freddie Mac Gold Pool 3% 3/1/2052	898,901	779,872
Freddie Mac Gold Pool 3% 3/1/2052	171,308	148,624
Freddie Mac Gold Pool 3% 4/1/2027	41,496	41,065
Freddie Mac Gold Pool 3% 4/1/2027	13,399	13,255
Freddie Mac Gold Pool 3% 4/1/2028	104,704	103,271
Freddie Mac Gold Pool 3% 4/1/2028	37,383	36,875
Freddie Mac Gold Pool 3% 4/1/2028	19,408	19,140
Freddie Mac Gold Pool 3% 4/1/2029	11,764	11,571
Freddie Mac Gold Pool 3% 4/1/2030	118,850	116,652
Freddie Mac Gold Pool 3% 4/1/2030	29,521	28,970
Freddie Mac Gold Pool 3% 4/1/2030	20,051	19,676
Freddie Mac Gold Pool 3% 4/1/2033	54,159	52,704
Freddie Mac Gold Pool 3% 4/1/2034	285,355	276,470
Freddie Mac Gold Pool 3% 4/1/2034	32,103	31,137
Freddie Mac Gold Pool 3% 4/1/2038	96,025	90,602
Freddie Mac Gold Pool 3% 4/1/2039	411,096	384,666
Freddie Mac Gold Pool 3% 4/1/2040	549,045	507,398
Freddie Mac Gold Pool 3% 4/1/2043	1,845,703	1,689,007
Freddie Mac Gold Pool 3% 4/1/2043	113,967	104,539
Freddie Mac Gold Pool 3% 4/1/2043	28,473	26,026
Freddie Mac Gold Pool 3% 4/1/2043	18,415	16,890
Freddie Mac Gold Pool 3% 4/1/2045	630,007	569,376
Freddie Mac Gold Pool 3% 4/1/2045	61,455	55,416
Freddie Mac Gold Pool 3% 4/1/2045	29,677	26,666
Freddie Mac Gold Pool 3% 4/1/2045	20,412	18,543
Freddie Mac Gold Pool 3% 4/1/2045	16,259	14,739
Freddie Mac Gold Pool 3% 4/1/2047	261,934	234,017
Freddie Mac Gold Pool 3% 4/1/2048	63,319	56,102
Freddie Mac Gold Pool 3% 4/1/2049	252,211	222,360
Freddie Mac Gold Pool 3% 4/1/2050	13,018,749	11,477,922
Freddie Mac Gold Pool 3% 4/1/2050	2,515,442	2,206,723
Freddie Mac Gold Pool 3% 4/1/2050	292,925	256,975
Freddie Mac Gold Pool 3% 4/1/2051	184,659	161,707
Freddie Mac Gold Pool 3% 4/1/2052	871,679	755,709
Freddie Mac Gold Pool 3% 4/1/2052	72,643	62,978
Freddie Mac Gold Pool 3% 5/1/2028	40,296	39,763
Freddie Mac Gold Pool 3% 5/1/2029	21,486	21,197
Freddie Mac Gold Pool 3% 5/1/2029	2,645	2,597
Freddie Mac Gold Pool 3% 5/1/2029	1,389	1,367
Freddie Mac Gold Pool 3% 5/1/2030	43,549	42,796
Freddie Mac Gold Pool 3% 5/1/2030	32,430	31,821
Freddie Mac Gold Pool 3% 5/1/2030	13,309	13,061
Freddie Mac Gold Pool 3% 5/1/2032	2,925,259	2,855,878
Freddie Mac Gold Pool 3% 5/1/2033	7,968	7,754
Freddie Mac Gold Pool 3% 5/1/2043	4,551,206	4,155,370
Freddie Mac Gold Pool 3% 5/1/2043	698,509	638,127
Freddie Mac Gold Pool 3% 5/1/2043	655,399	600,419
Freddie Mac Gold Pool 3% 5/1/2043	378,278	345,505
Freddie Mac Gold Pool 3% 5/1/2043	227,823	207,188
Freddie Mac Gold Pool 3% 5/1/2043	203,786	186,882
Freddie Mac Gold Pool 3% 5/1/2043	857	777
Freddie Mac Gold Pool 3% 5/1/2045	1,519,853	1,373,001
Freddie Mac Gold Pool 3% 5/1/2048	644,002	570,599
Freddie Mac Gold Pool 3% 5/1/2050	3,080,704	2,700,685
Freddie Mac Gold Pool 3% 5/1/2050	629,846	552,152
Freddie Mac Gold Pool 3% 5/1/2051	637,023	558,045
Freddie Mac Gold Pool 3% 5/1/2051	448,798	393,156
Freddie Mac Gold Pool 3% 5/1/2052	11,564,443	10,025,886
Freddie Mac Gold Pool 3% 5/1/2052	368,412	320,319
Freddie Mac Gold Pool 3% 6/1/2027	28,550	28,222
Freddie Mac Gold Pool 3% 6/1/2028	93,260	92,020
Freddie Mac Gold Pool 3% 6/1/2028	44,177	43,534
Freddie Mac Gold Pool 3% 6/1/2029	7,076	6,958
Freddie Mac Gold Pool 3% 6/1/2030	619,040	607,404
Freddie Mac Gold Pool 3% 6/1/2030	31,512	30,929
Freddie Mac Gold Pool 3% 6/1/2031	34,667	33,915
Freddie Mac Gold Pool 3% 6/1/2043	2,323,336	2,126,806
Freddie Mac Gold Pool 3% 6/1/2043	405,222	370,736
Freddie Mac Gold Pool 3% 6/1/2043	402,800	370,689
Freddie Mac Gold Pool 3% 6/1/2043	281,517	257,640
Freddie Mac Gold Pool 3% 6/1/2043	275,684	251,736
Freddie Mac Gold Pool 3% 6/1/2043	188,026	171,621
Freddie Mac Gold Pool 3% 6/1/2043	64,797	59,123
Freddie Mac Gold Pool 3% 6/1/2043	40,750	37,170
Freddie Mac Gold Pool 3% 6/1/2043	37,201	33,915
Freddie Mac Gold Pool 3% 6/1/2043	3,171	2,913
Freddie Mac Gold Pool 3% 6/1/2045	4,050,710	3,657,936
Freddie Mac Gold Pool 3% 6/1/2045	98,700	89,300
Freddie Mac Gold Pool 3% 6/1/2045	51,620	46,441
Freddie Mac Gold Pool 3% 6/1/2045	4,588	4,150
Freddie Mac Gold Pool 3% 6/1/2049	416,169	365,873
Freddie Mac Gold Pool 3% 6/1/2049	47,009	41,327
Freddie Mac Gold Pool 3% 6/1/2049	3,803	3,343
Freddie Mac Gold Pool 3% 6/1/2050	59,726,471	52,358,942
Freddie Mac Gold Pool 3% 6/1/2051	36,511	31,665
Freddie Mac Gold Pool 3% 6/1/2052	26,692,606	23,199,758
Freddie Mac Gold Pool 3% 6/1/2053	814,077	705,644
Freddie Mac Gold Pool 3% 7/1/2028	25,151	24,776
Freddie Mac Gold Pool 3% 7/1/2028	15,676	15,454
Freddie Mac Gold Pool 3% 7/1/2028	14,709	14,498
Freddie Mac Gold Pool 3% 7/1/2028	10,911	10,763
Freddie Mac Gold Pool 3% 7/1/2028	1,824	1,799
Freddie Mac Gold Pool 3% 7/1/2029	393,982	387,525
Freddie Mac Gold Pool 3% 7/1/2031	7,042	6,883
Freddie Mac Gold Pool 3% 7/1/2032	1,274,775	1,247,578
Freddie Mac Gold Pool 3% 7/1/2032	574,507	560,246
Freddie Mac Gold Pool 3% 7/1/2034	123,169	119,334
Freddie Mac Gold Pool 3% 7/1/2034	15,028	14,532
Freddie Mac Gold Pool 3% 7/1/2042	1,288,880	1,182,989
Freddie Mac Gold Pool 3% 7/1/2042	75,070	68,993
Freddie Mac Gold Pool 3% 7/1/2042	1,536	1,440
Freddie Mac Gold Pool 3% 7/1/2043	9,103,750	8,309,883
Freddie Mac Gold Pool 3% 7/1/2043	522,005	477,022
Freddie Mac Gold Pool 3% 7/1/2043	515,431	472,624
Freddie Mac Gold Pool 3% 7/1/2043	456,089	416,687
Freddie Mac Gold Pool 3% 7/1/2043	232,918	211,812
Freddie Mac Gold Pool 3% 7/1/2043	174,372	159,482
Freddie Mac Gold Pool 3% 7/1/2043	55,492	50,641
Freddie Mac Gold Pool 3% 7/1/2043	16,694	15,330
Freddie Mac Gold Pool 3% 7/1/2043	764	700
Freddie Mac Gold Pool 3% 7/1/2045	6,464,115	5,834,252
Freddie Mac Gold Pool 3% 7/1/2045	211,861	191,370
Freddie Mac Gold Pool 3% 7/1/2045	137,944	124,732
Freddie Mac Gold Pool 3% 7/1/2045	7,361	6,642
Freddie Mac Gold Pool 3% 7/1/2047	45,484	40,536
Freddie Mac Gold Pool 3% 7/1/2048	467,417	414,141
Freddie Mac Gold Pool 3% 7/1/2049	58,389	51,333
Freddie Mac Gold Pool 3% 7/1/2049	38,452	33,805
Freddie Mac Gold Pool 3% 7/1/2049	9,639	8,474
Freddie Mac Gold Pool 3% 7/1/2051	537,258	465,948
Freddie Mac Gold Pool 3% 7/1/2052	732,787	635,753
Freddie Mac Gold Pool 3% 8/1/2027	29,201	28,868
Freddie Mac Gold Pool 3% 8/1/2028	52,514	51,722
Freddie Mac Gold Pool 3% 8/1/2028	28,042	27,627
Freddie Mac Gold Pool 3% 8/1/2028	9,545	9,411
Freddie Mac Gold Pool 3% 8/1/2028	4,249	4,196
Freddie Mac Gold Pool 3% 8/1/2029	7,768	7,634
Freddie Mac Gold Pool 3% 8/1/2030	1,013,909	994,841
Freddie Mac Gold Pool 3% 8/1/2030	52,395	51,335
Freddie Mac Gold Pool 3% 8/1/2031	61,906	60,549
Freddie Mac Gold Pool 3% 8/1/2032	2,118,358	2,066,707
Freddie Mac Gold Pool 3% 8/1/2034	1,618,684	1,565,245
Freddie Mac Gold Pool 3% 8/1/2042	87,484	80,251
Freddie Mac Gold Pool 3% 8/1/2043	256,551	233,913
Freddie Mac Gold Pool 3% 8/1/2043	137,560	125,608
Freddie Mac Gold Pool 3% 8/1/2043	134,812	122,998
Freddie Mac Gold Pool 3% 8/1/2043	109,804	100,186
Freddie Mac Gold Pool 3% 8/1/2043	85,534	78,275
Freddie Mac Gold Pool 3% 8/1/2043	77,839	71,279
Freddie Mac Gold Pool 3% 8/1/2043	59,717	54,457
Freddie Mac Gold Pool 3% 8/1/2043	45,396	41,404
Freddie Mac Gold Pool 3% 8/1/2043	41,120	37,747
Freddie Mac Gold Pool 3% 8/1/2043	39,379	35,994
Freddie Mac Gold Pool 3% 8/1/2043	31,538	28,718
Freddie Mac Gold Pool 3% 8/1/2047	146,862	130,888
Freddie Mac Gold Pool 3% 8/1/2047	84,099	74,951
Freddie Mac Gold Pool 3% 8/1/2049	165,886	145,838
Freddie Mac Gold Pool 3% 8/1/2049	81,010	71,220
Freddie Mac Gold Pool 3% 8/1/2049	32,421	28,503
Freddie Mac Gold Pool 3% 8/1/2050	253,036	221,823
Freddie Mac Gold Pool 3% 8/1/2050	13,118	11,520
Freddie Mac Gold Pool 3% 8/1/2051	5,455,176	4,731,113
Freddie Mac Gold Pool 3% 8/1/2051	164,460	142,632
Freddie Mac Gold Pool 3% 8/1/2052	638,805	555,215
Freddie Mac Gold Pool 3% 8/1/2053	2,228,051	1,931,278
Freddie Mac Gold Pool 3% 9/1/2027	1,437	1,420
Freddie Mac Gold Pool 3% 9/1/2028	76,171	75,074
Freddie Mac Gold Pool 3% 9/1/2028	36,035	35,482
Freddie Mac Gold Pool 3% 9/1/2029	68,030	66,796
Freddie Mac Gold Pool 3% 9/1/2030	597,384	585,887
Freddie Mac Gold Pool 3% 9/1/2032	335,675	327,009
Freddie Mac Gold Pool 3% 9/1/2032	72,941	71,147
Freddie Mac Gold Pool 3% 9/1/2033	538,128	523,256
Freddie Mac Gold Pool 3% 9/1/2034	1,138,598	1,101,009
Freddie Mac Gold Pool 3% 9/1/2039	51,163	47,810
Freddie Mac Gold Pool 3% 9/1/2042	177,742	163,043
Freddie Mac Gold Pool 3% 9/1/2043	940,957	858,116
Freddie Mac Gold Pool 3% 9/1/2043	248,723	226,052
Freddie Mac Gold Pool 3% 9/1/2043	223,759	203,993
Freddie Mac Gold Pool 3% 9/1/2043	173,053	158,121
Freddie Mac Gold Pool 3% 9/1/2043	107,980	98,210
Freddie Mac Gold Pool 3% 9/1/2043	66,411	60,201
Freddie Mac Gold Pool 3% 9/1/2043	10,997	9,957
Freddie Mac Gold Pool 3% 9/1/2045	8,089	7,250
Freddie Mac Gold Pool 3% 9/1/2046	3,259,234	2,967,323
Freddie Mac Gold Pool 3% 9/1/2047	32,080	28,591
Freddie Mac Gold Pool 3% 9/1/2049	5,745,906	5,051,487
Freddie Mac Gold Pool 3% 9/1/2049	268,134	235,729
Freddie Mac Gold Pool 3% 9/1/2050	2,007,874	1,762,704
Freddie Mac Gold Pool 3% 9/1/2051	1,105,693	959,281
Freddie Mac Gold Pool 3% 9/1/2051	1,008,292	874,462
Freddie Mac Gold Pool 3.5% 1/1/2029	58,631	58,104
Freddie Mac Gold Pool 3.5% 1/1/2029	4,316	4,274
Freddie Mac Gold Pool 3.5% 1/1/2030	114,204	113,175
Freddie Mac Gold Pool 3.5% 1/1/2030	20,126	19,986
Freddie Mac Gold Pool 3.5% 1/1/2030	7,214	7,136
Freddie Mac Gold Pool 3.5% 1/1/2031	101,447	100,306
Freddie Mac Gold Pool 3.5% 1/1/2034	101,290	99,701
Freddie Mac Gold Pool 3.5% 1/1/2034	6,409	6,312
Freddie Mac Gold Pool 3.5% 1/1/2038	34,075	33,094
Freddie Mac Gold Pool 3.5% 1/1/2044	7,564,939	7,130,258
Freddie Mac Gold Pool 3.5% 1/1/2044	1,330,326	1,255,516
Freddie Mac Gold Pool 3.5% 1/1/2045	438,689	411,141
Freddie Mac Gold Pool 3.5% 1/1/2045	6,109	5,708
Freddie Mac Gold Pool 3.5% 1/1/2046	11,614	10,781
Freddie Mac Gold Pool 3.5% 1/1/2047	107,261	99,264
Freddie Mac Gold Pool 3.5% 1/1/2048	1,551,277	1,429,798
Freddie Mac Gold Pool 3.5% 1/1/2048	427,470	393,995
Freddie Mac Gold Pool 3.5% 1/1/2048	45,124	41,591
Freddie Mac Gold Pool 3.5% 1/1/2048	29,788	27,455
Freddie Mac Gold Pool 3.5% 1/1/2048	12,019	11,063
Freddie Mac Gold Pool 3.5% 1/1/2049	72,375	66,327
Freddie Mac Gold Pool 3.5% 1/1/2050	407,844	372,490
Freddie Mac Gold Pool 3.5% 1/1/2052	1,298,888	1,181,930
Freddie Mac Gold Pool 3.5% 1/1/2052	659,885	596,754
Freddie Mac Gold Pool 3.5% 1/1/2052	60,791	55,127
Freddie Mac Gold Pool 3.5% 10/1/2033	1,609,478	1,587,442
Freddie Mac Gold Pool 3.5% 10/1/2033	258,857	255,039
Freddie Mac Gold Pool 3.5% 10/1/2042	247,593	233,368
Freddie Mac Gold Pool 3.5% 10/1/2042	134,505	127,090
Freddie Mac Gold Pool 3.5% 10/1/2042	32,394	30,591
Freddie Mac Gold Pool 3.5% 10/1/2045	4,108,112	3,813,369
Freddie Mac Gold Pool 3.5% 10/1/2047	2,110,385	1,945,123
Freddie Mac Gold Pool 3.5% 10/1/2047	263,029	242,432
Freddie Mac Gold Pool 3.5% 10/1/2047	209,662	193,243
Freddie Mac Gold Pool 3.5% 10/1/2047	32,480	29,898
Freddie Mac Gold Pool 3.5% 10/1/2048	277,450	254,527
Freddie Mac Gold Pool 3.5% 10/1/2048	102,335	93,976
Freddie Mac Gold Pool 3.5% 10/1/2048	15,782	14,512
Freddie Mac Gold Pool 3.5% 11/1/2033	618,362	609,242
Freddie Mac Gold Pool 3.5% 11/1/2037	19,096	18,546
Freddie Mac Gold Pool 3.5% 11/1/2039	52,741	50,064
Freddie Mac Gold Pool 3.5% 11/1/2044	290,212	271,426
Freddie Mac Gold Pool 3.5% 11/1/2045	6,291,351	5,851,765
Freddie Mac Gold Pool 3.5% 11/1/2045	4,946	4,591
Freddie Mac Gold Pool 3.5% 11/1/2046	46,818	43,385
Freddie Mac Gold Pool 3.5% 11/1/2047	891,290	821,494
Freddie Mac Gold Pool 3.5% 11/1/2047	175,043	161,336
Freddie Mac Gold Pool 3.5% 11/1/2047	26,102	24,058
Freddie Mac Gold Pool 3.5% 11/1/2047	23,398	21,566
Freddie Mac Gold Pool 3.5% 11/1/2047	22,161	20,426
Freddie Mac Gold Pool 3.5% 11/1/2047	5,346	4,927
Freddie Mac Gold Pool 3.5% 11/1/2048	488,004	448,264
Freddie Mac Gold Pool 3.5% 11/1/2048	273,598	250,993
Freddie Mac Gold Pool 3.5% 11/1/2048	167,338	153,669
Freddie Mac Gold Pool 3.5% 11/1/2048	90,532	83,052
Freddie Mac Gold Pool 3.5% 11/1/2049	188,646	172,293
Freddie Mac Gold Pool 3.5% 11/1/2049	14,101	12,883
Freddie Mac Gold Pool 3.5% 12/1/2025	221	219
Freddie Mac Gold Pool 3.5% 12/1/2026	20,403	20,273
Freddie Mac Gold Pool 3.5% 12/1/2029	229,003	226,736
Freddie Mac Gold Pool 3.5% 12/1/2033	359,890	354,581
Freddie Mac Gold Pool 3.5% 12/1/2042	179,473	169,099
Freddie Mac Gold Pool 3.5% 12/1/2042	117,941	111,272
Freddie Mac Gold Pool 3.5% 12/1/2044	1,458,422	1,377,259
Freddie Mac Gold Pool 3.5% 12/1/2044	4,632	4,329
Freddie Mac Gold Pool 3.5% 12/1/2045	2,028,004	1,882,502
Freddie Mac Gold Pool 3.5% 12/1/2045	6,391	5,932
Freddie Mac Gold Pool 3.5% 12/1/2046	480,804	444,956
Freddie Mac Gold Pool 3.5% 12/1/2047	4,138,133	3,814,081
Freddie Mac Gold Pool 3.5% 12/1/2047	2,583,259	2,380,967
Freddie Mac Gold Pool 3.5% 12/1/2047	1,012,475	933,189
Freddie Mac Gold Pool 3.5% 12/1/2047	183,807	169,413
Freddie Mac Gold Pool 3.5% 12/1/2047	32,453	29,912
Freddie Mac Gold Pool 3.5% 12/1/2048	688,716	632,889
Freddie Mac Gold Pool 3.5% 12/1/2048	75,365	69,256
Freddie Mac Gold Pool 3.5% 12/1/2048	73,670	67,671
Freddie Mac Gold Pool 3.5% 12/1/2048	68,517	63,044
Freddie Mac Gold Pool 3.5% 12/1/2051	465,730	422,775
Freddie Mac Gold Pool 3.5% 12/1/2051	77,489	70,124
Freddie Mac Gold Pool 3.5% 2/1/2033	29,348	29,020
Freddie Mac Gold Pool 3.5% 2/1/2042	2,767,000	2,616,312
Freddie Mac Gold Pool 3.5% 2/1/2043	1,315,749	1,233,247
Freddie Mac Gold Pool 3.5% 2/1/2043	144,263	136,366
Freddie Mac Gold Pool 3.5% 2/1/2043	60,439	56,934
Freddie Mac Gold Pool 3.5% 2/1/2044	961,094	904,710
Freddie Mac Gold Pool 3.5% 2/1/2044	612,841	577,836
Freddie Mac Gold Pool 3.5% 2/1/2044	2,311	2,168
Freddie Mac Gold Pool 3.5% 2/1/2045	5,321,592	4,971,617
Freddie Mac Gold Pool 3.5% 2/1/2045	987,643	921,604
Freddie Mac Gold Pool 3.5% 2/1/2046	31,844	29,539
Freddie Mac Gold Pool 3.5% 2/1/2048	781,059	719,895
Freddie Mac Gold Pool 3.5% 2/1/2048	479,108	441,590
Freddie Mac Gold Pool 3.5% 2/1/2048	59,824	55,139
Freddie Mac Gold Pool 3.5% 2/1/2048	29,812	27,431
Freddie Mac Gold Pool 3.5% 2/1/2048	5,267	4,854
Freddie Mac Gold Pool 3.5% 2/1/2049	158,748	145,335
Freddie Mac Gold Pool 3.5% 2/1/2049	20,526	18,810
Freddie Mac Gold Pool 3.5% 3/1/2030	8,264	8,182
Freddie Mac Gold Pool 3.5% 3/1/2032	80,588	79,837
Freddie Mac Gold Pool 3.5% 3/1/2033	174,267	172,099
Freddie Mac Gold Pool 3.5% 3/1/2045	1,095,066	1,022,237
Freddie Mac Gold Pool 3.5% 3/1/2046	7,049,786	6,539,583
Freddie Mac Gold Pool 3.5% 3/1/2046	11,850	10,993
Freddie Mac Gold Pool 3.5% 3/1/2048	4,081,388	3,770,707
Freddie Mac Gold Pool 3.5% 3/1/2048	1,469,047	1,351,712
Freddie Mac Gold Pool 3.5% 3/1/2048	636,394	586,559
Freddie Mac Gold Pool 3.5% 3/1/2048	573,760	527,933
Freddie Mac Gold Pool 3.5% 3/1/2048	306,090	281,642
Freddie Mac Gold Pool 3.5% 3/1/2048	60,614	55,773
Freddie Mac Gold Pool 3.5% 3/1/2048	42,707	39,296
Freddie Mac Gold Pool 3.5% 3/1/2048	26,595	24,471
Freddie Mac Gold Pool 3.5% 3/1/2049	89,140	81,714
Freddie Mac Gold Pool 3.5% 3/1/2049	75,672	69,278
Freddie Mac Gold Pool 3.5% 3/1/2049	68,152	62,521
Freddie Mac Gold Pool 3.5% 3/1/2049	15,692	14,410
Freddie Mac Gold Pool 3.5% 3/1/2050	41,569,128	38,472,340
Freddie Mac Gold Pool 3.5% 3/1/2050	447,145	408,244
Freddie Mac Gold Pool 3.5% 3/1/2052	845,071	763,960
Freddie Mac Gold Pool 3.5% 3/1/2052	274,451	248,194
Freddie Mac Gold Pool 3.5% 4/1/2028	107,342	106,497
Freddie Mac Gold Pool 3.5% 4/1/2029	11,547	11,466
Freddie Mac Gold Pool 3.5% 4/1/2029	3,039	3,009
Freddie Mac Gold Pool 3.5% 4/1/2030	292,899	290,000
Freddie Mac Gold Pool 3.5% 4/1/2030	188,195	186,470
Freddie Mac Gold Pool 3.5% 4/1/2033	158,907	156,930
Freddie Mac Gold Pool 3.5% 4/1/2033	3,725	3,675
Freddie Mac Gold Pool 3.5% 4/1/2034	102,395	100,564
Freddie Mac Gold Pool 3.5% 4/1/2037	517,395	503,790
Freddie Mac Gold Pool 3.5% 4/1/2042	5,161,278	4,880,802
Freddie Mac Gold Pool 3.5% 4/1/2042	114,176	107,922
Freddie Mac Gold Pool 3.5% 4/1/2044	305,623	281,422
Freddie Mac Gold Pool 3.5% 4/1/2046	4,696,646	4,356,743
Freddie Mac Gold Pool 3.5% 4/1/2047	108,121	100,060
Freddie Mac Gold Pool 3.5% 4/1/2047	18,400	17,028
Freddie Mac Gold Pool 3.5% 4/1/2048	105,033	96,644
Freddie Mac Gold Pool 3.5% 4/1/2048	30,122	27,716
Freddie Mac Gold Pool 3.5% 4/1/2049	77,726	71,178
Freddie Mac Gold Pool 3.5% 4/1/2050	93,275	85,160
Freddie Mac Gold Pool 3.5% 4/1/2053	22,049	19,945
Freddie Mac Gold Pool 3.5% 5/1/2032	512,513	506,360
Freddie Mac Gold Pool 3.5% 5/1/2032	2,913	2,870
Freddie Mac Gold Pool 3.5% 5/1/2033	43,090	42,554
Freddie Mac Gold Pool 3.5% 5/1/2033	6,044	5,946
Freddie Mac Gold Pool 3.5% 5/1/2037	692,818	674,156
Freddie Mac Gold Pool 3.5% 5/1/2037	346,456	337,383
Freddie Mac Gold Pool 3.5% 5/1/2037	229,637	223,236
Freddie Mac Gold Pool 3.5% 5/1/2037	57,809	56,306
Freddie Mac Gold Pool 3.5% 5/1/2038	20,736	19,923
Freddie Mac Gold Pool 3.5% 5/1/2039	192,207	183,174
Freddie Mac Gold Pool 3.5% 5/1/2042	183,217	172,472
Freddie Mac Gold Pool 3.5% 5/1/2043	1,925,312	1,809,552
Freddie Mac Gold Pool 3.5% 5/1/2043	1,901,261	1,785,496
Freddie Mac Gold Pool 3.5% 5/1/2043	212,978	200,348
Freddie Mac Gold Pool 3.5% 5/1/2043	205,821	193,267
Freddie Mac Gold Pool 3.5% 5/1/2045	2,550,333	2,379,457
Freddie Mac Gold Pool 3.5% 5/1/2046	1,887,833	1,753,567
Freddie Mac Gold Pool 3.5% 5/1/2046	248,174	230,213
Freddie Mac Gold Pool 3.5% 5/1/2047	320,375	295,987
Freddie Mac Gold Pool 3.5% 5/1/2047	39,074	36,100
Freddie Mac Gold Pool 3.5% 5/1/2048	481,271	442,831
Freddie Mac Gold Pool 3.5% 5/1/2048	244,672	224,839
Freddie Mac Gold Pool 3.5% 5/1/2048	193,260	177,594
Freddie Mac Gold Pool 3.5% 5/1/2048	102,625	94,428
Freddie Mac Gold Pool 3.5% 5/1/2048	18,801	17,300
Freddie Mac Gold Pool 3.5% 5/1/2049	137,455	125,668
Freddie Mac Gold Pool 3.5% 5/1/2052	7,702,836	6,975,540
Freddie Mac Gold Pool 3.5% 5/1/2052	1,813,975	1,639,866
Freddie Mac Gold Pool 3.5% 5/1/2052	40,739	36,893
Freddie Mac Gold Pool 3.5% 5/1/2052	34,968	31,820
Freddie Mac Gold Pool 3.5% 5/1/2052	21,431	19,434
Freddie Mac Gold Pool 3.5% 6/1/2030	301,040	298,291
Freddie Mac Gold Pool 3.5% 6/1/2032	23,957	23,719
Freddie Mac Gold Pool 3.5% 6/1/2036	233,618	228,202
Freddie Mac Gold Pool 3.5% 6/1/2037	746,968	727,781
Freddie Mac Gold Pool 3.5% 6/1/2037	473,140	461,430
Freddie Mac Gold Pool 3.5% 6/1/2037	189,952	185,251
Freddie Mac Gold Pool 3.5% 6/1/2037	189,832	184,718
Freddie Mac Gold Pool 3.5% 6/1/2037	156,287	151,921
Freddie Mac Gold Pool 3.5% 6/1/2038	104,659	100,558
Freddie Mac Gold Pool 3.5% 6/1/2039	1,720,445	1,639,589
Freddie Mac Gold Pool 3.5% 6/1/2043	38,799	36,596
Freddie Mac Gold Pool 3.5% 6/1/2043	22,790	21,427
Freddie Mac Gold Pool 3.5% 6/1/2047	1,010,206	933,308
Freddie Mac Gold Pool 3.5% 6/1/2047	404,374	374,729
Freddie Mac Gold Pool 3.5% 6/1/2048	669,433	615,965
Freddie Mac Gold Pool 3.5% 6/1/2048	235,607	216,509
Freddie Mac Gold Pool 3.5% 6/1/2048	73,039	67,118
Freddie Mac Gold Pool 3.5% 6/1/2049	10,385,932	9,495,367
Freddie Mac Gold Pool 3.5% 6/1/2049	68,736	62,843
Freddie Mac Gold Pool 3.5% 6/1/2052	5,608,021	5,103,051
Freddie Mac Gold Pool 3.5% 6/1/2052	85,555	77,477
Freddie Mac Gold Pool 3.5% 7/1/2029	646,323	640,564
Freddie Mac Gold Pool 3.5% 7/1/2029	6,783	6,715
Freddie Mac Gold Pool 3.5% 7/1/2032	645,455	639,038
Freddie Mac Gold Pool 3.5% 7/1/2033	1,419,372	1,400,212
Freddie Mac Gold Pool 3.5% 7/1/2033	12,319	12,166
Freddie Mac Gold Pool 3.5% 7/1/2034	139,360	136,652
Freddie Mac Gold Pool 3.5% 7/1/2037	387,255	376,824
Freddie Mac Gold Pool 3.5% 7/1/2037	279,361	271,836
Freddie Mac Gold Pool 3.5% 7/1/2039	312,481	297,112
Freddie Mac Gold Pool 3.5% 7/1/2043	99,814	93,926
Freddie Mac Gold Pool 3.5% 7/1/2043	57,670	53,930
Freddie Mac Gold Pool 3.5% 7/1/2045	7,405,609	6,904,600
Freddie Mac Gold Pool 3.5% 7/1/2046	25,979,508	24,230,832
Freddie Mac Gold Pool 3.5% 7/1/2046	8,183	7,583
Freddie Mac Gold Pool 3.5% 7/1/2047	3,201,014	2,957,348
Freddie Mac Gold Pool 3.5% 7/1/2047	10,457	9,661
Freddie Mac Gold Pool 3.5% 7/1/2048	6,709,127	6,173,259
Freddie Mac Gold Pool 3.5% 7/1/2048	395,899	363,808
Freddie Mac Gold Pool 3.5% 7/1/2048	153,853	141,381
Freddie Mac Gold Pool 3.5% 7/1/2048	116,589	107,277
Freddie Mac Gold Pool 3.5% 7/1/2049	202,907	185,508
Freddie Mac Gold Pool 3.5% 7/1/2052	35,892,533	32,503,589
Freddie Mac Gold Pool 3.5% 7/1/2052	614,779	559,422
Freddie Mac Gold Pool 3.5% 8/1/2026	26,558	26,400
Freddie Mac Gold Pool 3.5% 8/1/2028	253,764	251,609
Freddie Mac Gold Pool 3.5% 8/1/2032	1,300,615	1,287,685
Freddie Mac Gold Pool 3.5% 8/1/2033	25,008	24,666
Freddie Mac Gold Pool 3.5% 8/1/2034	1,002,328	982,846
Freddie Mac Gold Pool 3.5% 8/1/2037	295,235	287,651
Freddie Mac Gold Pool 3.5% 8/1/2037	66,475	64,830
Freddie Mac Gold Pool 3.5% 8/1/2039	548,961	521,961
Freddie Mac Gold Pool 3.5% 8/1/2042	2,199,639	2,076,534
Freddie Mac Gold Pool 3.5% 8/1/2042	198,446	186,852
Freddie Mac Gold Pool 3.5% 8/1/2042	59,622	56,363
Freddie Mac Gold Pool 3.5% 8/1/2043	772,536	726,322
Freddie Mac Gold Pool 3.5% 8/1/2043	267,685	251,716
Freddie Mac Gold Pool 3.5% 8/1/2043	87,521	81,927
Freddie Mac Gold Pool 3.5% 8/1/2044	5,389	5,045
Freddie Mac Gold Pool 3.5% 8/1/2045	3,808,317	3,535,084
Freddie Mac Gold Pool 3.5% 8/1/2045	84,350	78,298
Freddie Mac Gold Pool 3.5% 8/1/2045	80,150	74,822
Freddie Mac Gold Pool 3.5% 8/1/2046	8,050,042	7,459,903
Freddie Mac Gold Pool 3.5% 8/1/2047	142,978	131,782
Freddie Mac Gold Pool 3.5% 8/1/2048	10,365,268	9,537,380
Freddie Mac Gold Pool 3.5% 8/1/2048	825,796	758,341
Freddie Mac Gold Pool 3.5% 8/1/2048	327,537	300,782
Freddie Mac Gold Pool 3.5% 8/1/2048	127,011	117,430
Freddie Mac Gold Pool 3.5% 8/1/2049	7,309,988	6,683,176
Freddie Mac Gold Pool 3.5% 8/1/2049	133,776	122,263
Freddie Mac Gold Pool 3.5% 8/1/2051	15,687	14,284
Freddie Mac Gold Pool 3.5% 9/1/2025	69	68
Freddie Mac Gold Pool 3.5% 9/1/2031	4,025	3,995
Freddie Mac Gold Pool 3.5% 9/1/2033	547,190	539,119
Freddie Mac Gold Pool 3.5% 9/1/2033	377,750	372,578
Freddie Mac Gold Pool 3.5% 9/1/2043	832,807	783,742
Freddie Mac Gold Pool 3.5% 9/1/2043	362,112	339,383
Freddie Mac Gold Pool 3.5% 9/1/2043	243,033	227,711
Freddie Mac Gold Pool 3.5% 9/1/2043	44,513	41,869
Freddie Mac Gold Pool 3.5% 9/1/2044	50,396	47,045
Freddie Mac Gold Pool 3.5% 9/1/2045	1,750,900	1,625,279
Freddie Mac Gold Pool 3.5% 9/1/2045	123,971	115,823
Freddie Mac Gold Pool 3.5% 9/1/2045	75,167	69,774
Freddie Mac Gold Pool 3.5% 9/1/2046	1,630,560	1,511,025
Freddie Mac Gold Pool 3.5% 9/1/2047	6,071,428	5,639,620
Freddie Mac Gold Pool 3.5% 9/1/2047	5,452,569	5,025,585
Freddie Mac Gold Pool 3.5% 9/1/2047	88,130	81,229
Freddie Mac Gold Pool 3.5% 9/1/2047	79,145	72,947
Freddie Mac Gold Pool 3.5% 9/1/2047	35,349	32,581
Freddie Mac Gold Pool 3.5% 9/1/2048	195,004	179,075
Freddie Mac Gold Pool 3.5% 9/1/2049	180,433	164,962
Freddie Mac Gold Pool 4% 1/1/2039	185,195	180,492
Freddie Mac Gold Pool 4% 1/1/2041	756,658	737,646
Freddie Mac Gold Pool 4% 1/1/2041	376,137	366,690
Freddie Mac Gold Pool 4% 1/1/2041	298,348	290,862
Freddie Mac Gold Pool 4% 1/1/2041	112,073	109,290
Freddie Mac Gold Pool 4% 1/1/2041	69,082	67,327
Freddie Mac Gold Pool 4% 1/1/2041	56,342	54,936
Freddie Mac Gold Pool 4% 1/1/2041	31,116	30,324
Freddie Mac Gold Pool 4% 1/1/2041	12,715	12,381
Freddie Mac Gold Pool 4% 1/1/2041	6,314	6,157
Freddie Mac Gold Pool 4% 1/1/2041	2,773	2,705
Freddie Mac Gold Pool 4% 1/1/2042	922,286	896,656
Freddie Mac Gold Pool 4% 1/1/2042	92,264	89,849
Freddie Mac Gold Pool 4% 1/1/2043	64,026	61,925
Freddie Mac Gold Pool 4% 1/1/2044	456,558	440,235
Freddie Mac Gold Pool 4% 1/1/2044	37,309	35,970
Freddie Mac Gold Pool 4% 1/1/2044	31,990	30,861
Freddie Mac Gold Pool 4% 1/1/2045	879,098	854,765
Freddie Mac Gold Pool 4% 1/1/2045	219,899	211,890
Freddie Mac Gold Pool 4% 1/1/2046	10,135	9,706
Freddie Mac Gold Pool 4% 1/1/2047	10,472,714	10,026,798
Freddie Mac Gold Pool 4% 1/1/2049	759,348	719,422
Freddie Mac Gold Pool 4% 1/1/2049	582,241	551,264
Freddie Mac Gold Pool 4% 1/1/2052	735,596	691,402
Freddie Mac Gold Pool 4% 1/1/2055	9,259,323	8,642,993
Freddie Mac Gold Pool 4% 10/1/2033	68,656	68,864
Freddie Mac Gold Pool 4% 10/1/2034	238,755	239,254
Freddie Mac Gold Pool 4% 10/1/2037	416,805	411,222
Freddie Mac Gold Pool 4% 10/1/2037	376,824	371,723
Freddie Mac Gold Pool 4% 10/1/2037	176,435	174,047
Freddie Mac Gold Pool 4% 10/1/2037	103,694	102,223
Freddie Mac Gold Pool 4% 10/1/2039	1,763,279	1,724,237
Freddie Mac Gold Pool 4% 10/1/2040	208,473	203,073
Freddie Mac Gold Pool 4% 10/1/2040	160,784	156,825
Freddie Mac Gold Pool 4% 10/1/2040	86,877	84,737
Freddie Mac Gold Pool 4% 10/1/2040	46,282	45,098
Freddie Mac Gold Pool 4% 10/1/2041	2,353,668	2,290,307
Freddie Mac Gold Pool 4% 10/1/2041	659,436	640,267
Freddie Mac Gold Pool 4% 10/1/2041	70,515	68,547
Freddie Mac Gold Pool 4% 10/1/2041	12,876	12,523
Freddie Mac Gold Pool 4% 10/1/2041	7,033	6,855
Freddie Mac Gold Pool 4% 10/1/2042	163,487	158,640
Freddie Mac Gold Pool 4% 10/1/2042	30,683	29,729
Freddie Mac Gold Pool 4% 10/1/2043	31,878	30,802
Freddie Mac Gold Pool 4% 10/1/2044	291,840	280,871
Freddie Mac Gold Pool 4% 10/1/2044	9,165	8,837
Freddie Mac Gold Pool 4% 10/1/2045	2,655,550	2,546,539
Freddie Mac Gold Pool 4% 10/1/2045	1,382,684	1,325,925
Freddie Mac Gold Pool 4% 10/1/2045	52,105	49,966
Freddie Mac Gold Pool 4% 10/1/2045	6,898	6,615
Freddie Mac Gold Pool 4% 10/1/2047	1,221,955	1,161,866
Freddie Mac Gold Pool 4% 10/1/2048	2,051,387	1,946,023
Freddie Mac Gold Pool 4% 10/1/2048	493,174	467,843
Freddie Mac Gold Pool 4% 10/1/2048	349,999	331,596
Freddie Mac Gold Pool 4% 10/1/2048	65,945	62,558
Freddie Mac Gold Pool 4% 10/1/2049	40,608	38,422
Freddie Mac Gold Pool 4% 10/1/2051	407,496	383,173
Freddie Mac Gold Pool 4% 10/1/2052	2,134,093	1,999,211
Freddie Mac Gold Pool 4% 10/1/2052	2,090,046	1,957,947
Freddie Mac Gold Pool 4% 10/1/2052	1,713,391	1,605,098
Freddie Mac Gold Pool 4% 10/1/2052	82,805	77,519
Freddie Mac Gold Pool 4% 11/1/2033	65,442	65,640
Freddie Mac Gold Pool 4% 11/1/2036	861,018	845,210
Freddie Mac Gold Pool 4% 11/1/2037	55,285	54,537
Freddie Mac Gold Pool 4% 11/1/2039	181,163	176,880
Freddie Mac Gold Pool 4% 11/1/2039	42,337	41,377
Freddie Mac Gold Pool 4% 11/1/2040	307,661	299,907
Freddie Mac Gold Pool 4% 11/1/2040	90,865	88,886
Freddie Mac Gold Pool 4% 11/1/2040	61,820	60,260
Freddie Mac Gold Pool 4% 11/1/2040	7,464	7,272
Freddie Mac Gold Pool 4% 11/1/2041	21,359	20,758
Freddie Mac Gold Pool 4% 11/1/2042	15,354	14,906
Freddie Mac Gold Pool 4% 11/1/2043	10,305	9,957
Freddie Mac Gold Pool 4% 11/1/2045	798,509	764,732
Freddie Mac Gold Pool 4% 11/1/2046	3,378,436	3,222,858
Freddie Mac Gold Pool 4% 11/1/2048	390,315	370,267
Freddie Mac Gold Pool 4% 11/1/2048	261,191	247,458
Freddie Mac Gold Pool 4% 11/1/2048	175,181	165,970
Freddie Mac Gold Pool 4% 11/1/2048	6,291	5,971
Freddie Mac Gold Pool 4% 12/1/2037	4,894,952	4,824,100
Freddie Mac Gold Pool 4% 12/1/2038	1,207,612	1,176,950
Freddie Mac Gold Pool 4% 12/1/2039	84,923	82,886
Freddie Mac Gold Pool 4% 12/1/2040	581,869	567,630
Freddie Mac Gold Pool 4% 12/1/2040	402,253	392,155
Freddie Mac Gold Pool 4% 12/1/2040	31,961	31,135
Freddie Mac Gold Pool 4% 12/1/2040	26,358	25,684
Freddie Mac Gold Pool 4% 12/1/2040	25,233	24,578
Freddie Mac Gold Pool 4% 12/1/2040	20,633	20,120
Freddie Mac Gold Pool 4% 12/1/2040	17,166	16,725
Freddie Mac Gold Pool 4% 12/1/2040	16,729	16,320
Freddie Mac Gold Pool 4% 12/1/2040	14,247	13,892
Freddie Mac Gold Pool 4% 12/1/2040	5,097	4,972
Freddie Mac Gold Pool 4% 12/1/2041	217,349	211,314
Freddie Mac Gold Pool 4% 12/1/2041	19,214	18,660
Freddie Mac Gold Pool 4% 12/1/2045	377,660	361,685
Freddie Mac Gold Pool 4% 12/1/2045	312,651	299,426
Freddie Mac Gold Pool 4% 12/1/2045	62,661	60,010
Freddie Mac Gold Pool 4% 12/1/2045	30,512	29,221
Freddie Mac Gold Pool 4% 12/1/2045	22,938	21,968
Freddie Mac Gold Pool 4% 12/1/2045	10,661	10,197
Freddie Mac Gold Pool 4% 12/1/2046	1,766,133	1,684,803
Freddie Mac Gold Pool 4% 12/1/2047	145,722	138,556
Freddie Mac Gold Pool 4% 12/1/2048	242,250	229,808
Freddie Mac Gold Pool 4% 12/1/2048	241,910	229,569
Freddie Mac Gold Pool 4% 12/1/2048	77,912	73,815
Freddie Mac Gold Pool 4% 12/1/2048	16,268	15,412
Freddie Mac Gold Pool 4% 12/1/2049	168,623	159,177
Freddie Mac Gold Pool 4% 12/1/2049	143,866	136,076
Freddie Mac Gold Pool 4% 2/1/2039	29,677	28,877
Freddie Mac Gold Pool 4% 2/1/2040	10,641	10,414
Freddie Mac Gold Pool 4% 2/1/2041	761,541	741,978
Freddie Mac Gold Pool 4% 2/1/2041	493,832	481,608
Freddie Mac Gold Pool 4% 2/1/2041	393,464	383,620
Freddie Mac Gold Pool 4% 2/1/2041	237,520	230,800
Freddie Mac Gold Pool 4% 2/1/2041	170,692	166,448
Freddie Mac Gold Pool 4% 2/1/2041	133,291	129,740
Freddie Mac Gold Pool 4% 2/1/2041	29,805	29,021
Freddie Mac Gold Pool 4% 2/1/2041	12,930	12,603
Freddie Mac Gold Pool 4% 2/1/2043	667,042	644,266
Freddie Mac Gold Pool 4% 2/1/2044	3,838,837	3,707,392
Freddie Mac Gold Pool 4% 2/1/2045	1,117,636	1,076,969
Freddie Mac Gold Pool 4% 2/1/2045	28,024	26,989
Freddie Mac Gold Pool 4% 2/1/2046	3,994,653	3,825,678
Freddie Mac Gold Pool 4% 2/1/2046	104,880	100,443
Freddie Mac Gold Pool 4% 2/1/2046	6,119	5,954
Freddie Mac Gold Pool 4% 2/1/2047	1,494,695	1,424,463
Freddie Mac Gold Pool 4% 2/1/2049	642,823	608,622
Freddie Mac Gold Pool 4% 3/1/2026	11,797	11,766
Freddie Mac Gold Pool 4% 3/1/2029	91,193	90,962
Freddie Mac Gold Pool 4% 3/1/2034	14,105	14,108
Freddie Mac Gold Pool 4% 3/1/2040	4,151	4,047
Freddie Mac Gold Pool 4% 3/1/2041	854,219	831,360
Freddie Mac Gold Pool 4% 3/1/2041	7,766	7,563
Freddie Mac Gold Pool 4% 3/1/2041	2,611	2,543
Freddie Mac Gold Pool 4% 3/1/2042	38,282	37,213
Freddie Mac Gold Pool 4% 3/1/2045	59,484	57,158
Freddie Mac Gold Pool 4% 3/1/2046	427,322	408,713
Freddie Mac Gold Pool 4% 3/1/2046	62,182	59,474
Freddie Mac Gold Pool 4% 3/1/2049	2,195,370	2,078,568
Freddie Mac Gold Pool 4% 3/1/2049	189,295	179,224
Freddie Mac Gold Pool 4% 3/1/2049	93,638	88,656
Freddie Mac Gold Pool 4% 3/1/2049	21,697	20,543
Freddie Mac Gold Pool 4% 3/1/2050	73,779	69,485
Freddie Mac Gold Pool 4% 3/1/2050	70,456	66,575
Freddie Mac Gold Pool 4% 4/1/2035	1,068,600	1,063,818
Freddie Mac Gold Pool 4% 4/1/2041	103,374	100,836
Freddie Mac Gold Pool 4% 4/1/2041	17,761	17,301
Freddie Mac Gold Pool 4% 4/1/2042	296,311	288,716
Freddie Mac Gold Pool 4% 4/1/2047	3,353,505	3,195,932
Freddie Mac Gold Pool 4% 4/1/2047	746,599	710,585
Freddie Mac Gold Pool 4% 4/1/2047	5,732	5,463
Freddie Mac Gold Pool 4% 4/1/2048	1,161,041	1,103,221
Freddie Mac Gold Pool 4% 4/1/2048	6,342	6,026
Freddie Mac Gold Pool 4% 4/1/2049	19,729,956	18,803,560
Freddie Mac Gold Pool 4% 4/1/2049	311,031	294,483
Freddie Mac Gold Pool 4% 4/1/2050	292,046	276,234
Freddie Mac Gold Pool 4% 4/1/2050	35,845	33,859
Freddie Mac Gold Pool 4% 4/1/2051	239,032	224,895
Freddie Mac Gold Pool 4% 5/1/2041	3,752	3,652
Freddie Mac Gold Pool 4% 5/1/2042	457,086	443,847
Freddie Mac Gold Pool 4% 5/1/2042	2,157	2,092
Freddie Mac Gold Pool 4% 5/1/2043	18,717	18,084
Freddie Mac Gold Pool 4% 5/1/2044	4,321	4,169
Freddie Mac Gold Pool 4% 5/1/2045	1,802,021	1,748,436
Freddie Mac Gold Pool 4% 5/1/2045	45,719	43,978
Freddie Mac Gold Pool 4% 5/1/2046	162,076	155,018
Freddie Mac Gold Pool 4% 5/1/2046	20,452	19,561
Freddie Mac Gold Pool 4% 5/1/2047	995,775	947,741
Freddie Mac Gold Pool 4% 5/1/2047	17,624	16,773
Freddie Mac Gold Pool 4% 5/1/2048	3,149,832	2,992,970
Freddie Mac Gold Pool 4% 5/1/2048	710,389	674,147
Freddie Mac Gold Pool 4% 5/1/2048	424,141	402,503
Freddie Mac Gold Pool 4% 5/1/2048	391,464	371,969
Freddie Mac Gold Pool 4% 5/1/2048	21,713	20,499
Freddie Mac Gold Pool 4% 5/1/2049	151,221	143,176
Freddie Mac Gold Pool 4% 5/1/2049	109,552	103,689
Freddie Mac Gold Pool 4% 5/1/2049	13,023	12,326
Freddie Mac Gold Pool 4% 5/1/2049	8,544	8,087
Freddie Mac Gold Pool 4% 5/1/2050	1,780,076	1,681,475
Freddie Mac Gold Pool 4% 5/1/2050	29,814	28,163
Freddie Mac Gold Pool 4% 5/1/2051	239,743	224,358
Freddie Mac Gold Pool 4% 6/1/2034	127,456	128,001
Freddie Mac Gold Pool 4% 6/1/2043	14,600	14,235
Freddie Mac Gold Pool 4% 6/1/2044	82,817	81,186
Freddie Mac Gold Pool 4% 6/1/2045	39,045	37,535
Freddie Mac Gold Pool 4% 6/1/2046	5,109,159	4,953,047
Freddie Mac Gold Pool 4% 6/1/2046	37,603	35,918
Freddie Mac Gold Pool 4% 6/1/2047	1,043,318	992,991
Freddie Mac Gold Pool 4% 6/1/2048	336,270	319,419
Freddie Mac Gold Pool 4% 6/1/2048	332,469	315,912
Freddie Mac Gold Pool 4% 6/1/2048	108,070	102,557
Freddie Mac Gold Pool 4% 6/1/2049	167,862	158,878
Freddie Mac Gold Pool 4% 6/1/2050	75,911	71,683
Freddie Mac Gold Pool 4% 6/1/2055	998,133	931,694
Freddie Mac Gold Pool 4% 7/1/2029	1,193	1,188
Freddie Mac Gold Pool 4% 7/1/2039	314,310	307,212
Freddie Mac Gold Pool 4% 7/1/2039	67,369	65,941
Freddie Mac Gold Pool 4% 7/1/2040	11,318	11,012
Freddie Mac Gold Pool 4% 7/1/2040	3,476	3,394
Freddie Mac Gold Pool 4% 7/1/2042	180,054	175,465
Freddie Mac Gold Pool 4% 7/1/2042	51,093	49,549
Freddie Mac Gold Pool 4% 7/1/2043	60,096	58,270
Freddie Mac Gold Pool 4% 7/1/2043	20,491	19,796
Freddie Mac Gold Pool 4% 7/1/2043	14,689	14,362
Freddie Mac Gold Pool 4% 7/1/2044	768,833	741,828
Freddie Mac Gold Pool 4% 7/1/2044	3,566	3,466
Freddie Mac Gold Pool 4% 7/1/2045	630,000	613,323
Freddie Mac Gold Pool 4% 7/1/2046	60,068	57,377
Freddie Mac Gold Pool 4% 7/1/2046	6,266	5,985
Freddie Mac Gold Pool 4% 7/1/2047	5,066,303	4,821,917
Freddie Mac Gold Pool 4% 7/1/2047	182,684	173,872
Freddie Mac Gold Pool 4% 7/1/2048	3,544,373	3,367,863
Freddie Mac Gold Pool 4% 7/1/2048	1,482,874	1,406,710
Freddie Mac Gold Pool 4% 7/1/2048	308,132	292,413
Freddie Mac Gold Pool 4% 7/1/2048	37,403	35,481
Freddie Mac Gold Pool 4% 7/1/2048	21,986	20,857
Freddie Mac Gold Pool 4% 7/1/2049	326,285	308,823
Freddie Mac Gold Pool 4% 7/1/2049	201,480	190,697
Freddie Mac Gold Pool 4% 7/1/2052	535,626	502,274
Freddie Mac Gold Pool 4% 8/1/2031	14,987	14,877
Freddie Mac Gold Pool 4% 8/1/2033	96,428	96,840
Freddie Mac Gold Pool 4% 8/1/2035	3,865	3,800
Freddie Mac Gold Pool 4% 8/1/2040	91,687	87,923
Freddie Mac Gold Pool 4% 8/1/2042	393,980	381,703
Freddie Mac Gold Pool 4% 8/1/2042	29,492	28,616
Freddie Mac Gold Pool 4% 8/1/2043	172,554	166,482
Freddie Mac Gold Pool 4% 8/1/2043	46,356	44,889
Freddie Mac Gold Pool 4% 8/1/2043	28,844	27,861
Freddie Mac Gold Pool 4% 8/1/2044	1,457,001	1,405,592
Freddie Mac Gold Pool 4% 8/1/2044	113,553	109,493
Freddie Mac Gold Pool 4% 8/1/2044	59,173	57,044
Freddie Mac Gold Pool 4% 8/1/2045	20,023	19,201
Freddie Mac Gold Pool 4% 8/1/2045	15,392	14,761
Freddie Mac Gold Pool 4% 8/1/2046	21,851	20,872
Freddie Mac Gold Pool 4% 8/1/2048	5,292,009	5,028,466
Freddie Mac Gold Pool 4% 8/1/2048	373,060	354,027
Freddie Mac Gold Pool 4% 8/1/2048	369,419	350,445
Freddie Mac Gold Pool 4% 8/1/2048	111,685	105,988
Freddie Mac Gold Pool 4% 8/1/2048	96,938	91,041
Freddie Mac Gold Pool 4% 8/1/2048	76,217	72,255
Freddie Mac Gold Pool 4% 8/1/2048	59,168	56,166
Freddie Mac Gold Pool 4% 8/1/2048	20,756	19,690
Freddie Mac Gold Pool 4% 8/1/2048	18,950	17,954
Freddie Mac Gold Pool 4% 8/1/2048	18,422	17,465
Freddie Mac Gold Pool 4% 8/1/2049	8,721,962	8,255,195
Freddie Mac Gold Pool 4% 8/1/2049	2,277,182	2,154,604
Freddie Mac Gold Pool 4% 8/1/2050	49,120	46,384
Freddie Mac Gold Pool 4% 8/1/2052	1,311,358	1,228,885
Freddie Mac Gold Pool 4% 8/1/2052	1,084,072	1,015,554
Freddie Mac Gold Pool 4% 8/1/2052	817,901	766,462
Freddie Mac Gold Pool 4% 9/1/2037	418,723	413,448
Freddie Mac Gold Pool 4% 9/1/2037	112,698	111,242
Freddie Mac Gold Pool 4% 9/1/2039	491,868	480,608
Freddie Mac Gold Pool 4% 9/1/2040	124,541	121,447
Freddie Mac Gold Pool 4% 9/1/2040	4,439	4,320
Freddie Mac Gold Pool 4% 9/1/2041	16,538	16,091
Freddie Mac Gold Pool 4% 9/1/2041	10,619	10,316
Freddie Mac Gold Pool 4% 9/1/2043	36,478	35,228
Freddie Mac Gold Pool 4% 9/1/2043	27,611	26,740
Freddie Mac Gold Pool 4% 9/1/2044	171,233	165,255
Freddie Mac Gold Pool 4% 9/1/2044	124,730	120,042
Freddie Mac Gold Pool 4% 9/1/2044	123,035	118,675
Freddie Mac Gold Pool 4% 9/1/2045	5,687,621	5,454,144
Freddie Mac Gold Pool 4% 9/1/2045	456,070	437,349
Freddie Mac Gold Pool 4% 9/1/2045	300,460	289,564
Freddie Mac Gold Pool 4% 9/1/2045	74,248	71,200
Freddie Mac Gold Pool 4% 9/1/2045	58,583	56,178
Freddie Mac Gold Pool 4% 9/1/2045	10,345	9,921
Freddie Mac Gold Pool 4% 9/1/2045	1,091	1,046
Freddie Mac Gold Pool 4% 9/1/2046	44,119	42,143
Freddie Mac Gold Pool 4% 9/1/2047	624,111	594,005
Freddie Mac Gold Pool 4% 9/1/2048	629,213	596,895
Freddie Mac Gold Pool 4% 9/1/2048	592,507	563,371
Freddie Mac Gold Pool 4% 9/1/2048	555,282	526,414
Freddie Mac Gold Pool 4% 9/1/2048	469,325	445,220
Freddie Mac Gold Pool 4% 9/1/2048	352,952	334,824
Freddie Mac Gold Pool 4% 9/1/2048	335,188	318,077
Freddie Mac Gold Pool 4% 9/1/2048	147,956	140,176
Freddie Mac Gold Pool 4% 9/1/2048	97,699	92,562
Freddie Mac Gold Pool 4% 9/1/2048	54,420	51,659
Freddie Mac Gold Pool 4% 9/1/2048	49,461	46,860
Freddie Mac Gold Pool 4% 9/1/2048	43,415	41,185
Freddie Mac Gold Pool 4% 9/1/2048	5,211	4,944
Freddie Mac Gold Pool 4% 9/1/2049	1,126,810	1,066,155
Freddie Mac Gold Pool 4% 9/1/2052	1,983,866	1,862,818
Freddie Mac Gold Pool 4% 9/1/2052	1,985,650	1,860,150
Freddie Mac Gold Pool 4% 9/1/2052	1,848,825	1,737,750
Freddie Mac Gold Pool 4% 9/1/2052	1,373,097	1,290,603
Freddie Mac Gold Pool 4% 9/1/2052	1,312,956	1,232,844
Freddie Mac Gold Pool 4% 9/1/2052	469,935	440,233
Freddie Mac Gold Pool 4% 9/1/2052	466,596	437,543
Freddie Mac Gold Pool 4.5% 1/1/2039	44,618	44,629
Freddie Mac Gold Pool 4.5% 1/1/2041	470,900	471,019
Freddie Mac Gold Pool 4.5% 1/1/2042	333,425	333,463
Freddie Mac Gold Pool 4.5% 1/1/2044	1,169,173	1,165,370
Freddie Mac Gold Pool 4.5% 1/1/2048	172,974	169,453
Freddie Mac Gold Pool 4.5% 1/1/2048	2,831	2,774
Freddie Mac Gold Pool 4.5% 1/1/2049	2,746,079	2,679,879
Freddie Mac Gold Pool 4.5% 1/1/2049	832,501	813,473
Freddie Mac Gold Pool 4.5% 1/1/2049	176,873	172,886
Freddie Mac Gold Pool 4.5% 1/1/2049	155,368	151,623
Freddie Mac Gold Pool 4.5% 1/1/2049	109,541	106,901
Freddie Mac Gold Pool 4.5% 1/1/2049	71,281	69,652
Freddie Mac Gold Pool 4.5% 1/1/2049	66,779	65,170
Freddie Mac Gold Pool 4.5% 1/1/2049	11,311	11,038
Freddie Mac Gold Pool 4.5% 1/1/2054	26,417	25,483
Freddie Mac Gold Pool 4.5% 10/1/2038	88,228	88,251
Freddie Mac Gold Pool 4.5% 10/1/2039	101,842	101,922
Freddie Mac Gold Pool 4.5% 10/1/2040	217,531	217,400
Freddie Mac Gold Pool 4.5% 10/1/2041	1,085,913	1,085,651
Freddie Mac Gold Pool 4.5% 10/1/2043	338,647	337,276
Freddie Mac Gold Pool 4.5% 10/1/2044	17,595	17,451
Freddie Mac Gold Pool 4.5% 10/1/2044	3,436	3,423
Freddie Mac Gold Pool 4.5% 10/1/2046	2,199	2,162
Freddie Mac Gold Pool 4.5% 10/1/2047	52,278	51,312
Freddie Mac Gold Pool 4.5% 10/1/2048	239,699	234,296
Freddie Mac Gold Pool 4.5% 10/1/2048	131,833	129,026
Freddie Mac Gold Pool 4.5% 10/1/2048	22,848	22,333
Freddie Mac Gold Pool 4.5% 10/1/2048	11,459	11,201
Freddie Mac Gold Pool 4.5% 10/1/2049	785,472	765,800
Freddie Mac Gold Pool 4.5% 10/1/2052	21,269,605	20,550,807
Freddie Mac Gold Pool 4.5% 10/1/2052	5,905,517	5,705,942
Freddie Mac Gold Pool 4.5% 10/1/2052	434,427	419,746
Freddie Mac Gold Pool 4.5% 10/1/2054	1,329,509	1,283,430
Freddie Mac Gold Pool 4.5% 10/1/2054	1,321,172	1,271,053
Freddie Mac Gold Pool 4.5% 11/1/2039	1,848,538	1,849,685
Freddie Mac Gold Pool 4.5% 11/1/2040	12,882,051	12,870,294
Freddie Mac Gold Pool 4.5% 11/1/2041	1,236,913	1,236,413
Freddie Mac Gold Pool 4.5% 11/1/2043	596	592
Freddie Mac Gold Pool 4.5% 11/1/2044	31,352	31,047
Freddie Mac Gold Pool 4.5% 11/1/2046	11,672	11,464
Freddie Mac Gold Pool 4.5% 11/1/2047	590,143	578,868
Freddie Mac Gold Pool 4.5% 11/1/2047	466,815	457,896
Freddie Mac Gold Pool 4.5% 11/1/2047	148,137	145,306
Freddie Mac Gold Pool 4.5% 11/1/2047	142,957	140,226
Freddie Mac Gold Pool 4.5% 11/1/2047	57,364	56,268
Freddie Mac Gold Pool 4.5% 11/1/2047	55,526	54,465
Freddie Mac Gold Pool 4.5% 11/1/2048	67,337	65,840
Freddie Mac Gold Pool 4.5% 11/1/2048	43,778	42,750
Freddie Mac Gold Pool 4.5% 11/1/2048	13,085	12,777
Freddie Mac Gold Pool 4.5% 11/1/2048	12,863	12,561
Freddie Mac Gold Pool 4.5% 11/1/2048	7,757	7,575
Freddie Mac Gold Pool 4.5% 11/1/2048	3,351	3,277
Freddie Mac Gold Pool 4.5% 11/1/2048	1,861	1,820
Freddie Mac Gold Pool 4.5% 11/1/2049	769,864	750,583
Freddie Mac Gold Pool 4.5% 11/1/2049	87,434	85,190
Freddie Mac Gold Pool 4.5% 11/1/2054	1,178,567	1,135,331
Freddie Mac Gold Pool 4.5% 11/1/2054	995,350	957,513
Freddie Mac Gold Pool 4.5% 11/1/2054	144,336	138,895
Freddie Mac Gold Pool 4.5% 11/1/2054	96,394	92,730
Freddie Mac Gold Pool 4.5% 12/1/2043	1,132,010	1,128,256
Freddie Mac Gold Pool 4.5% 12/1/2044	67,848	67,188
Freddie Mac Gold Pool 4.5% 12/1/2046	8,107	7,972
Freddie Mac Gold Pool 4.5% 12/1/2047	18,230	17,882
Freddie Mac Gold Pool 4.5% 12/1/2048	712,531	697,804
Freddie Mac Gold Pool 4.5% 12/1/2048	438,301	428,009
Freddie Mac Gold Pool 4.5% 12/1/2048	131,889	128,710
Freddie Mac Gold Pool 4.5% 12/1/2048	17,755	17,327
Freddie Mac Gold Pool 4.5% 12/1/2052	18,270,503	17,653,058
Freddie Mac Gold Pool 4.5% 12/1/2054	949,968	913,857
Freddie Mac Gold Pool 4.5% 12/1/2054	936,973	902,527
Freddie Mac Gold Pool 4.5% 12/1/2054	394,987	380,059
Freddie Mac Gold Pool 4.5% 2/1/2031	17,729	17,777
Freddie Mac Gold Pool 4.5% 2/1/2041	95,359	95,251
Freddie Mac Gold Pool 4.5% 2/1/2045	23,829	23,742
Freddie Mac Gold Pool 4.5% 2/1/2046	86,995	85,687
Freddie Mac Gold Pool 4.5% 2/1/2047	136,280	133,846
Freddie Mac Gold Pool 4.5% 2/1/2048	136,942	134,155
Freddie Mac Gold Pool 4.5% 2/1/2048	9,402	9,211
Freddie Mac Gold Pool 4.5% 2/1/2049	2,786,832	2,719,649
Freddie Mac Gold Pool 4.5% 2/1/2049	146,357	142,945
Freddie Mac Gold Pool 4.5% 2/1/2049	49,412	48,282
Freddie Mac Gold Pool 4.5% 2/1/2049	13,314	12,993
Freddie Mac Gold Pool 4.5% 2/1/2050	192,114	187,182
Freddie Mac Gold Pool 4.5% 2/1/2050	71,265	69,435
Freddie Mac Gold Pool 4.5% 2/1/2053	7,496,963	7,262,349
Freddie Mac Gold Pool 4.5% 2/1/2054	1,249,222	1,203,394
Freddie Mac Gold Pool 4.5% 3/1/2044	2,662	2,652
Freddie Mac Gold Pool 4.5% 3/1/2047	43,474	42,698
Freddie Mac Gold Pool 4.5% 3/1/2048	47,400	46,361
Freddie Mac Gold Pool 4.5% 3/1/2049	2,385,867	2,328,351
Freddie Mac Gold Pool 4.5% 3/1/2049	29,744	29,045
Freddie Mac Gold Pool 4.5% 3/1/2050	627,801	611,686
Freddie Mac Gold Pool 4.5% 3/1/2054	1,147,876	1,108,994
Freddie Mac Gold Pool 4.5% 3/1/2054	23,021	22,177
Freddie Mac Gold Pool 4.5% 4/1/2038	31,823	31,871
Freddie Mac Gold Pool 4.5% 4/1/2039	1,523,269	1,520,806
Freddie Mac Gold Pool 4.5% 4/1/2039	25,659	25,618
Freddie Mac Gold Pool 4.5% 4/1/2041	129,551	129,395
Freddie Mac Gold Pool 4.5% 4/1/2041	126,783	126,722
Freddie Mac Gold Pool 4.5% 4/1/2044	482,509	480,702
Freddie Mac Gold Pool 4.5% 4/1/2044	54,153	53,958
Freddie Mac Gold Pool 4.5% 4/1/2046	29,494	29,050
Freddie Mac Gold Pool 4.5% 4/1/2047	333,232	326,657
Freddie Mac Gold Pool 4.5% 4/1/2047	84,043	82,490
Freddie Mac Gold Pool 4.5% 4/1/2047	39,862	39,126
Freddie Mac Gold Pool 4.5% 4/1/2047	8,384	8,235
Freddie Mac Gold Pool 4.5% 4/1/2048	406,517	398,114
Freddie Mac Gold Pool 4.5% 4/1/2048	113,004	110,703
Freddie Mac Gold Pool 4.5% 4/1/2048	53,748	52,325
Freddie Mac Gold Pool 4.5% 4/1/2048	43,941	42,978
Freddie Mac Gold Pool 4.5% 4/1/2049	734,078	716,381
Freddie Mac Gold Pool 4.5% 4/1/2049	443,324	432,636
Freddie Mac Gold Pool 4.5% 4/1/2049	62,711	61,239
Freddie Mac Gold Pool 4.5% 4/1/2050	1,300,276	1,266,898
Freddie Mac Gold Pool 4.5% 4/1/2053	10,372,300	10,008,807
Freddie Mac Gold Pool 4.5% 4/1/2055	149,655	144,107
Freddie Mac Gold Pool 4.5% 5/1/2039	2,566,608	2,562,459
Freddie Mac Gold Pool 4.5% 5/1/2039	576,624	577,217
Freddie Mac Gold Pool 4.5% 5/1/2041	138,093	138,001
Freddie Mac Gold Pool 4.5% 5/1/2041	135,359	135,190
Freddie Mac Gold Pool 4.5% 5/1/2041	125,883	125,883
Freddie Mac Gold Pool 4.5% 5/1/2044	178,289	177,785
Freddie Mac Gold Pool 4.5% 5/1/2047	53,134	52,152
Freddie Mac Gold Pool 4.5% 5/1/2047	29,400	28,857
Freddie Mac Gold Pool 4.5% 5/1/2047	25,085	24,621
Freddie Mac Gold Pool 4.5% 5/1/2047	3,477	3,412
Freddie Mac Gold Pool 4.5% 5/1/2048	3,467,539	3,395,870
Freddie Mac Gold Pool 4.5% 5/1/2048	28,879	28,246
Freddie Mac Gold Pool 4.5% 5/1/2049	1,411,247	1,377,226
Freddie Mac Gold Pool 4.5% 5/1/2050	27,281	26,572
Freddie Mac Gold Pool 4.5% 5/1/2053	1,213,100	1,169,905
Freddie Mac Gold Pool 4.5% 5/1/2053	1,205,023	1,162,417
Freddie Mac Gold Pool 4.5% 5/1/2055	25,121	24,174
Freddie Mac Gold Pool 4.5% 6/1/2039	1,559,116	1,556,109
Freddie Mac Gold Pool 4.5% 6/1/2041	144,492	144,572
Freddie Mac Gold Pool 4.5% 6/1/2041	105,011	104,924
Freddie Mac Gold Pool 4.5% 6/1/2041	89,384	89,439
Freddie Mac Gold Pool 4.5% 6/1/2041	79,473	79,402
Freddie Mac Gold Pool 4.5% 6/1/2041	42,837	42,905
Freddie Mac Gold Pool 4.5% 6/1/2047	275,823	270,725
Freddie Mac Gold Pool 4.5% 6/1/2047	36,923	36,241
Freddie Mac Gold Pool 4.5% 6/1/2047	22,437	22,169
Freddie Mac Gold Pool 4.5% 6/1/2048	579,652	567,671
Freddie Mac Gold Pool 4.5% 6/1/2048	523,852	512,370
Freddie Mac Gold Pool 4.5% 6/1/2048	166,891	163,442
Freddie Mac Gold Pool 4.5% 6/1/2048	20,816	20,359
Freddie Mac Gold Pool 4.5% 6/1/2049	291,437	284,320
Freddie Mac Gold Pool 4.5% 6/1/2049	241,677	235,851
Freddie Mac Gold Pool 4.5% 7/1/2030	16,785	16,818
Freddie Mac Gold Pool 4.5% 7/1/2038	118,332	118,436
Freddie Mac Gold Pool 4.5% 7/1/2039	712,731	713,287
Freddie Mac Gold Pool 4.5% 7/1/2041	4,286,164	4,279,193
Freddie Mac Gold Pool 4.5% 7/1/2041	509,104	508,661
Freddie Mac Gold Pool 4.5% 7/1/2047	1,127,566	1,106,728
Freddie Mac Gold Pool 4.5% 7/1/2047	345,978	338,016
Freddie Mac Gold Pool 4.5% 7/1/2048	215,574	210,714
Freddie Mac Gold Pool 4.5% 7/1/2048	111,604	109,158
Freddie Mac Gold Pool 4.5% 7/1/2048	65,576	64,221
Freddie Mac Gold Pool 4.5% 7/1/2049	169,152	165,021
Freddie Mac Gold Pool 4.5% 7/1/2049	64,391	62,818
Freddie Mac Gold Pool 4.5% 7/1/2049	56,615	55,233
Freddie Mac Gold Pool 4.5% 7/1/2050	256,994	250,316
Freddie Mac Gold Pool 4.5% 8/1/2038	1,270,937	1,271,265
Freddie Mac Gold Pool 4.5% 8/1/2039	146,933	147,048
Freddie Mac Gold Pool 4.5% 8/1/2047	3,027,877	2,971,919
Freddie Mac Gold Pool 4.5% 8/1/2048	7,139,660	6,978,699
Freddie Mac Gold Pool 4.5% 8/1/2048	1,970,747	1,928,783
Freddie Mac Gold Pool 4.5% 8/1/2048	13,669	13,369
Freddie Mac Gold Pool 4.5% 8/1/2048	13,450	13,146
Freddie Mac Gold Pool 4.5% 8/1/2049	152,096	148,382
Freddie Mac Gold Pool 4.5% 8/1/2052	24,112,324	23,320,063
Freddie Mac Gold Pool 4.5% 8/1/2054	1,059,184	1,020,658
Freddie Mac Gold Pool 4.5% 9/1/2025	13	12
Freddie Mac Gold Pool 4.5% 9/1/2037	292,350	293,156
Freddie Mac Gold Pool 4.5% 9/1/2037	46,274	46,402
Freddie Mac Gold Pool 4.5% 9/1/2038	788,598	788,802
Freddie Mac Gold Pool 4.5% 9/1/2038	1,519	1,521
Freddie Mac Gold Pool 4.5% 9/1/2044	43,108	42,756
Freddie Mac Gold Pool 4.5% 9/1/2044	14,972	14,850
Freddie Mac Gold Pool 4.5% 9/1/2046	115,871	113,947
Freddie Mac Gold Pool 4.5% 9/1/2046	56,325	55,601
Freddie Mac Gold Pool 4.5% 9/1/2046	8,092	7,988
Freddie Mac Gold Pool 4.5% 9/1/2047	404,699	397,219
Freddie Mac Gold Pool 4.5% 9/1/2047	277,064	271,943
Freddie Mac Gold Pool 4.5% 9/1/2047	112,433	110,355
Freddie Mac Gold Pool 4.5% 9/1/2047	88,574	86,938
Freddie Mac Gold Pool 4.5% 9/1/2047	15,619	15,335
Freddie Mac Gold Pool 4.5% 9/1/2048	1,843,008	1,803,764
Freddie Mac Gold Pool 4.5% 9/1/2048	1,048,071	1,025,754
Freddie Mac Gold Pool 4.5% 9/1/2048	303,210	296,374
Freddie Mac Gold Pool 4.5% 9/1/2049	187,599	183,018
Freddie Mac Gold Pool 4.5% 9/1/2049	15,008	14,632
Freddie Mac Gold Pool 4.5% 9/1/2050	309,412	301,372
Freddie Mac Gold Pool 4.5% 9/1/2052	73,392,071	70,911,815
Freddie Mac Gold Pool 5% 1/1/2030	3,766	3,792
Freddie Mac Gold Pool 5% 1/1/2037	9,059	9,203
Freddie Mac Gold Pool 5% 1/1/2039	8,428	8,565
Freddie Mac Gold Pool 5% 1/1/2039	2,080	2,114
Freddie Mac Gold Pool 5% 1/1/2040	51,664	52,522
Freddie Mac Gold Pool 5% 1/1/2049	400,615	403,324
Freddie Mac Gold Pool 5% 1/1/2049	97,326	97,984
Freddie Mac Gold Pool 5% 1/1/2053	1,664,664	1,650,951
Freddie Mac Gold Pool 5% 1/1/2054	1,742,427	1,721,539
Freddie Mac Gold Pool 5% 10/1/2026	46	45
Freddie Mac Gold Pool 5% 10/1/2034	411	417
Freddie Mac Gold Pool 5% 10/1/2038	15,806	16,063
Freddie Mac Gold Pool 5% 10/1/2039	6,912	7,027
Freddie Mac Gold Pool 5% 10/1/2048	169,587	170,893
Freddie Mac Gold Pool 5% 10/1/2048	101,540	102,322
Freddie Mac Gold Pool 5% 10/1/2048	3,851	3,881
Freddie Mac Gold Pool 5% 10/1/2049	5,217	5,238
Freddie Mac Gold Pool 5% 10/1/2052	2,600,726	2,580,928
Freddie Mac Gold Pool 5% 10/1/2052	1,868,822	1,853,427
Freddie Mac Gold Pool 5% 10/1/2052	1,369,441	1,362,867
Freddie Mac Gold Pool 5% 10/1/2052	373,558	370,714
Freddie Mac Gold Pool 5% 10/1/2054	21,870,936	21,574,581
Freddie Mac Gold Pool 5% 10/1/2054	56,668	55,900
Freddie Mac Gold Pool 5% 11/1/2038	38,093	38,709
Freddie Mac Gold Pool 5% 11/1/2038	30,479	30,982
Freddie Mac Gold Pool 5% 11/1/2048	384,767	387,730
Freddie Mac Gold Pool 5% 11/1/2048	22,301	22,473
Freddie Mac Gold Pool 5% 11/1/2048	18,068	18,207
Freddie Mac Gold Pool 5% 11/1/2048	13,670	13,775
Freddie Mac Gold Pool 5% 11/1/2049	16,912	16,979
Freddie Mac Gold Pool 5% 11/1/2052	25,207,582	25,039,317
Freddie Mac Gold Pool 5% 11/1/2053	16,254,393	16,090,017
Freddie Mac Gold Pool 5% 11/1/2054	18,779,287	18,524,824
Freddie Mac Gold Pool 5% 12/1/2036	45,482	46,217
Freddie Mac Gold Pool 5% 12/1/2038	357,108	362,867
Freddie Mac Gold Pool 5% 12/1/2038	10,821	10,999
Freddie Mac Gold Pool 5% 12/1/2048	1,097,702	1,106,154
Freddie Mac Gold Pool 5% 12/1/2048	561,613	565,937
Freddie Mac Gold Pool 5% 12/1/2049	10,729	10,758
Freddie Mac Gold Pool 5% 12/1/2053	27,960,998	27,975,323
Freddie Mac Gold Pool 5% 12/1/2053	195,068	192,791
Freddie Mac Gold Pool 5% 12/1/2054	27,239,540	26,870,438
Freddie Mac Gold Pool 5% 12/1/2054	115,921	114,351
Freddie Mac Gold Pool 5% 2/1/2037	26,911	27,340
Freddie Mac Gold Pool 5% 2/1/2038	502,572	510,081
Freddie Mac Gold Pool 5% 2/1/2038	95,092	96,642
Freddie Mac Gold Pool 5% 2/1/2038	8,592	8,731
Freddie Mac Gold Pool 5% 2/1/2039	341,979	347,624
Freddie Mac Gold Pool 5% 2/1/2039	9,868	10,029
Freddie Mac Gold Pool 5% 2/1/2039	1,186	1,206
Freddie Mac Gold Pool 5% 2/1/2040	499,951	505,080
Freddie Mac Gold Pool 5% 2/1/2049	1,827,357	1,842,021
Freddie Mac Gold Pool 5% 2/1/2049	257,322	259,062
Freddie Mac Gold Pool 5% 2/1/2049	187,431	188,698
Freddie Mac Gold Pool 5% 2/1/2049	9,841	9,907
Freddie Mac Gold Pool 5% 2/1/2050	388,742	389,792
Freddie Mac Gold Pool 5% 2/1/2053	15,274,524	15,134,378
Freddie Mac Gold Pool 5% 3/1/2027	616	616
Freddie Mac Gold Pool 5% 3/1/2037	5,553	5,641
Freddie Mac Gold Pool 5% 3/1/2037	785	797
Freddie Mac Gold Pool 5% 3/1/2038	35,509	36,080
Freddie Mac Gold Pool 5% 3/1/2038	2,436	2,474
Freddie Mac Gold Pool 5% 3/1/2039	12,785	12,996
Freddie Mac Gold Pool 5% 3/1/2040	8,398,875	8,485,044
Freddie Mac Gold Pool 5% 3/1/2040	2,783,319	2,811,875
Freddie Mac Gold Pool 5% 3/1/2049	13,771	13,865
Freddie Mac Gold Pool 5% 3/1/2049	3,620	3,645
Freddie Mac Gold Pool 5% 3/1/2050	8,325	8,348
Freddie Mac Gold Pool 5% 3/1/2053	16,941,332	16,748,833
Freddie Mac Gold Pool 5% 3/1/2053	943,280	932,414
Freddie Mac Gold Pool 5% 3/1/2053	360,932	356,774
Freddie Mac Gold Pool 5% 4/1/2028	534	535
Freddie Mac Gold Pool 5% 4/1/2038	182,355	185,314
Freddie Mac Gold Pool 5% 4/1/2038	147,774	150,206
Freddie Mac Gold Pool 5% 4/1/2038	11,849	12,045
Freddie Mac Gold Pool 5% 4/1/2038	529	536
Freddie Mac Gold Pool 5% 4/1/2038	527	535
Freddie Mac Gold Pool 5% 4/1/2039	719,716	727,549
Freddie Mac Gold Pool 5% 4/1/2039	1,315	1,337
Freddie Mac Gold Pool 5% 4/1/2049	267,356	269,164
Freddie Mac Gold Pool 5% 4/1/2049	4,733	4,765
Freddie Mac Gold Pool 5% 4/1/2053	38,265,172	38,129,323
Freddie Mac Gold Pool 5% 4/1/2053	5,014,857	4,967,278
Freddie Mac Gold Pool 5% 4/1/2054	269,556	266,156
Freddie Mac Gold Pool 5% 5/1/2028	12,645	12,714
Freddie Mac Gold Pool 5% 5/1/2029	570	573
Freddie Mac Gold Pool 5% 5/1/2029	4	3
Freddie Mac Gold Pool 5% 5/1/2035	403,083	409,338
Freddie Mac Gold Pool 5% 5/1/2037	6,048	6,143
Freddie Mac Gold Pool 5% 5/1/2039	7,392,705	7,473,172
Freddie Mac Gold Pool 5% 5/1/2049	40,403	40,676
Freddie Mac Gold Pool 5% 5/1/2050	1,626,107	1,630,498
Freddie Mac Gold Pool 5% 6/1/2037	8,006	8,133
Freddie Mac Gold Pool 5% 6/1/2037	6,824	6,934
Freddie Mac Gold Pool 5% 6/1/2038	246,602	250,628
Freddie Mac Gold Pool 5% 6/1/2038	58,838	59,780
Freddie Mac Gold Pool 5% 6/1/2038	19,397	19,711
Freddie Mac Gold Pool 5% 6/1/2040	999,900	1,010,159
Freddie Mac Gold Pool 5% 6/1/2049	13,674	13,767
Freddie Mac Gold Pool 5% 6/1/2050	8,066	8,080
Freddie Mac Gold Pool 5% 7/1/2031	4,242	4,298
Freddie Mac Gold Pool 5% 7/1/2036	2,606	2,648
Freddie Mac Gold Pool 5% 7/1/2038	2,942	2,990
Freddie Mac Gold Pool 5% 7/1/2040	1,049,900	1,060,671
Freddie Mac Gold Pool 5% 7/1/2040	599,572	605,724
Freddie Mac Gold Pool 5% 7/1/2040	90,767	92,254
Freddie Mac Gold Pool 5% 7/1/2048	480,517	475,087
Freddie Mac Gold Pool 5% 7/1/2048	409,285	404,660
Freddie Mac Gold Pool 5% 7/1/2052	1,023,480	1,016,968
Freddie Mac Gold Pool 5% 7/1/2054	469,497	463,429
Freddie Mac Gold Pool 5% 8/1/2037	18,040	18,325
Freddie Mac Gold Pool 5% 8/1/2038	45,606	46,347
Freddie Mac Gold Pool 5% 8/1/2038	32,529	33,059
Freddie Mac Gold Pool 5% 8/1/2040	1,123,770	1,142,737
Freddie Mac Gold Pool 5% 8/1/2040	401,623	408,248
Freddie Mac Gold Pool 5% 8/1/2040	43,618	44,353
Freddie Mac Gold Pool 5% 8/1/2040	13,924	14,161
Freddie Mac Gold Pool 5% 8/1/2048	824,487	830,835
Freddie Mac Gold Pool 5% 8/1/2049	102,149	102,553
Freddie Mac Gold Pool 5% 8/1/2049	66,203	66,464
Freddie Mac Gold Pool 5% 8/1/2052	1,524,060	1,510,648
Freddie Mac Gold Pool 5% 8/1/2052	182,120	180,517
Freddie Mac Gold Pool 5% 8/1/2052	80,302	79,595
Freddie Mac Gold Pool 5% 8/1/2052	24,623	24,370
Freddie Mac Gold Pool 5% 8/1/2054	42,179	41,621
Freddie Mac Gold Pool 5% 8/1/2055	9,787,836	9,703,384
Freddie Mac Gold Pool 5% 9/1/2031	5,336	5,398
Freddie Mac Gold Pool 5% 9/1/2038	757,630	769,972
Freddie Mac Gold Pool 5% 9/1/2038	931	946
Freddie Mac Gold Pool 5% 9/1/2039	670,368	681,289
Freddie Mac Gold Pool 5% 9/1/2039	507,495	515,821
Freddie Mac Gold Pool 5% 9/1/2039	15,701	15,965
Freddie Mac Gold Pool 5% 9/1/2040	5,963,274	6,024,455
Freddie Mac Gold Pool 5% 9/1/2049	324,304	325,585
Freddie Mac Gold Pool 5% 9/1/2049	10,865	10,737
Freddie Mac Gold Pool 5% 9/1/2052	30,541,189	30,308,689
Freddie Mac Gold Pool 5% 9/1/2052	2,951,031	2,947,932
Freddie Mac Gold Pool 5% 9/1/2052	1,741,947	1,728,686
Freddie Mac Gold Pool 5% 9/1/2053	49,115	48,649
Freddie Mac Gold Pool 5.5% 1/1/2036	119,706	124,201
Freddie Mac Gold Pool 5.5% 1/1/2037	16,125	16,750
Freddie Mac Gold Pool 5.5% 1/1/2037	12,124	12,580
Freddie Mac Gold Pool 5.5% 1/1/2038	52,078	54,182
Freddie Mac Gold Pool 5.5% 1/1/2038	19,609	20,339
Freddie Mac Gold Pool 5.5% 1/1/2038	9,362	9,714
Freddie Mac Gold Pool 5.5% 1/1/2039	251,234	259,970
Freddie Mac Gold Pool 5.5% 1/1/2039	23,458	24,390
Freddie Mac Gold Pool 5.5% 1/1/2040	19,407,510	19,845,922
Freddie Mac Gold Pool 5.5% 1/1/2041	46,293	48,167
Freddie Mac Gold Pool 5.5% 1/1/2053	8,321,783	8,416,869
Freddie Mac Gold Pool 5.5% 1/1/2053	4,506,370	4,544,693
Freddie Mac Gold Pool 5.5% 1/1/2053	849,255	860,021
Freddie Mac Gold Pool 5.5% 1/1/2053	818,761	825,724
Freddie Mac Gold Pool 5.5% 1/1/2053	367,099	371,294
Freddie Mac Gold Pool 5.5% 1/1/2053	133,405	134,930
Freddie Mac Gold Pool 5.5% 1/1/2054	115,859	116,857
Freddie Mac Gold Pool 5.5% 1/1/2055	4,903,735	4,933,714
Freddie Mac Gold Pool 5.5% 10/1/2033	7,425	7,670
Freddie Mac Gold Pool 5.5% 10/1/2035	54,824	56,883
Freddie Mac Gold Pool 5.5% 10/1/2036	4,405	4,572
Freddie Mac Gold Pool 5.5% 10/1/2053	10,593,595	10,684,844
Freddie Mac Gold Pool 5.5% 10/1/2054	20,867,058	21,222,864
Freddie Mac Gold Pool 5.5% 10/1/2054	1,647,694	1,659,028
Freddie Mac Gold Pool 5.5% 10/1/2054	1,289,566	1,298,437
Freddie Mac Gold Pool 5.5% 10/1/2054	949,236	955,766
Freddie Mac Gold Pool 5.5% 10/1/2054	232,296	233,716
Freddie Mac Gold Pool 5.5% 10/1/2054	82,246	82,749
Freddie Mac Gold Pool 5.5% 11/1/2028	8,340	8,449
Freddie Mac Gold Pool 5.5% 11/1/2037	44,182	45,843
Freddie Mac Gold Pool 5.5% 11/1/2038	8,926	9,291
Freddie Mac Gold Pool 5.5% 11/1/2052	6,349,304	6,427,804
Freddie Mac Gold Pool 5.5% 11/1/2052	5,738,998	5,809,952
Freddie Mac Gold Pool 5.5% 11/1/2052	1,794,184	1,823,656
Freddie Mac Gold Pool 5.5% 11/1/2053	6,073,450	6,125,765
Freddie Mac Gold Pool 5.5% 11/1/2054	19,288,239	19,677,400
Freddie Mac Gold Pool 5.5% 11/1/2054	3,948,451	3,972,590
Freddie Mac Gold Pool 5.5% 12/1/2035	6,397	6,642
Freddie Mac Gold Pool 5.5% 12/1/2037	3,503	3,647
Freddie Mac Gold Pool 5.5% 12/1/2039	115,668	120,381
Freddie Mac Gold Pool 5.5% 12/1/2052	27,719,075	28,061,782
Freddie Mac Gold Pool 5.5% 12/1/2054	1,371,682	1,380,818
Freddie Mac Gold Pool 5.5% 2/1/2028	437	441
Freddie Mac Gold Pool 5.5% 2/1/2036	3,720	3,859
Freddie Mac Gold Pool 5.5% 2/1/2038	9,786	10,180
Freddie Mac Gold Pool 5.5% 2/1/2039	12,912	13,432
Freddie Mac Gold Pool 5.5% 2/1/2053	45,128,359	45,685,604
Freddie Mac Gold Pool 5.5% 2/1/2053	28,052,429	28,298,446
Freddie Mac Gold Pool 5.5% 2/1/2053	509,696	514,843
Freddie Mac Gold Pool 5.5% 2/1/2054	152,255	155,565
Freddie Mac Gold Pool 5.5% 2/1/2055	7,279,373	7,323,876
Freddie Mac Gold Pool 5.5% 2/1/2055	4,965,838	4,996,197
Freddie Mac Gold Pool 5.5% 3/1/2034	538,438	556,076
Freddie Mac Gold Pool 5.5% 3/1/2037	4,576	4,753
Freddie Mac Gold Pool 5.5% 3/1/2038	17,948	18,683
Freddie Mac Gold Pool 5.5% 3/1/2039	1,127,195	1,172,409
Freddie Mac Gold Pool 5.5% 3/1/2039	32,195	33,472
Freddie Mac Gold Pool 5.5% 3/1/2053	8,897,486	8,999,150
Freddie Mac Gold Pool 5.5% 3/1/2053	141,703	143,499
Freddie Mac Gold Pool 5.5% 3/1/2054	44,484,111	44,839,477
Freddie Mac Gold Pool 5.5% 3/1/2054	486,168	490,051
Freddie Mac Gold Pool 5.5% 3/1/2054	314,915	317,824
Freddie Mac Gold Pool 5.5% 3/1/2054	72,924	73,684
Freddie Mac Gold Pool 5.5% 4/1/2027	436	438
Freddie Mac Gold Pool 5.5% 4/1/2038	103,840	108,056
Freddie Mac Gold Pool 5.5% 4/1/2038	17,734	18,444
Freddie Mac Gold Pool 5.5% 4/1/2038	8,710	9,058
Freddie Mac Gold Pool 5.5% 4/1/2038	7,407	7,698
Freddie Mac Gold Pool 5.5% 4/1/2039	82,743	86,083
Freddie Mac Gold Pool 5.5% 4/1/2040	274,237	284,985
Freddie Mac Gold Pool 5.5% 4/1/2053	49,871,026	50,409,688
Freddie Mac Gold Pool 5.5% 4/1/2053	615,346	619,954
Freddie Mac Gold Pool 5.5% 4/1/2054	5,655,528	5,700,708
Freddie Mac Gold Pool 5.5% 4/1/2054	1,354,878	1,379,250
Freddie Mac Gold Pool 5.5% 4/1/2054	1,368,780	1,379,073
Freddie Mac Gold Pool 5.5% 4/1/2054	411,103	414,740
Freddie Mac Gold Pool 5.5% 4/1/2054	146,617	148,017
Freddie Mac Gold Pool 5.5% 5/1/2028	4,039	4,089
Freddie Mac Gold Pool 5.5% 5/1/2036	22,687	23,494
Freddie Mac Gold Pool 5.5% 5/1/2036	9,190	9,537
Freddie Mac Gold Pool 5.5% 5/1/2036	3,935	4,087
Freddie Mac Gold Pool 5.5% 5/1/2036	3,359	3,485
Freddie Mac Gold Pool 5.5% 5/1/2037	322,441	334,653
Freddie Mac Gold Pool 5.5% 5/1/2037	9,237	9,600
Freddie Mac Gold Pool 5.5% 5/1/2037	2,643	2,745
Freddie Mac Gold Pool 5.5% 5/1/2037	430	446
Freddie Mac Gold Pool 5.5% 5/1/2038	178,615	185,592
Freddie Mac Gold Pool 5.5% 5/1/2038	7,837	8,154
Freddie Mac Gold Pool 5.5% 5/1/2038	7,239	7,522
Freddie Mac Gold Pool 5.5% 5/1/2038	6,906	7,188
Freddie Mac Gold Pool 5.5% 5/1/2040	8,921	9,283
Freddie Mac Gold Pool 5.5% 5/1/2040	8,653	9,003
Freddie Mac Gold Pool 5.5% 5/1/2054	3,883,631	3,914,656
Freddie Mac Gold Pool 5.5% 5/1/2054	937,851	944,025
Freddie Mac Gold Pool 5.5% 5/1/2054	440,528	443,483
Freddie Mac Gold Pool 5.5% 5/1/2054	82,746	83,407
Freddie Mac Gold Pool 5.5% 5/1/2055	595,315	598,955
Freddie Mac Gold Pool 5.5% 5/1/2055	398,937	401,376
Freddie Mac Gold Pool 5.5% 6/1/2027	8,458	8,524
Freddie Mac Gold Pool 5.5% 6/1/2038	86,308	89,799
Freddie Mac Gold Pool 5.5% 6/1/2038	19,438	20,221
Freddie Mac Gold Pool 5.5% 6/1/2038	13,238	13,763
Freddie Mac Gold Pool 5.5% 6/1/2038	10,526	10,938
Freddie Mac Gold Pool 5.5% 6/1/2040	74,947	77,903
Freddie Mac Gold Pool 5.5% 6/1/2041	584,226	603,905
Freddie Mac Gold Pool 5.5% 6/1/2041	382,452	397,523
Freddie Mac Gold Pool 5.5% 6/1/2041	185,998	192,815
Freddie Mac Gold Pool 5.5% 6/1/2049	2,966,981	3,055,586
Freddie Mac Gold Pool 5.5% 6/1/2053	54,853	55,377
Freddie Mac Gold Pool 5.5% 6/1/2054	3,769,952	3,795,356
Freddie Mac Gold Pool 5.5% 6/1/2054	1,310,788	1,319,580
Freddie Mac Gold Pool 5.5% 6/1/2054	856,775	863,620
Freddie Mac Gold Pool 5.5% 6/1/2054	658,647	663,086
Freddie Mac Gold Pool 5.5% 6/1/2054	651,567	657,790
Freddie Mac Gold Pool 5.5% 6/1/2054	553,661	557,271
Freddie Mac Gold Pool 5.5% 6/1/2054	535,920	539,515
Freddie Mac Gold Pool 5.5% 6/1/2054	263,971	265,741
Freddie Mac Gold Pool 5.5% 6/1/2054	146,529	147,475
Freddie Mac Gold Pool 5.5% 6/1/2055	4,940,484	4,970,688
Freddie Mac Gold Pool 5.5% 7/1/2028	4,438	4,489
Freddie Mac Gold Pool 5.5% 7/1/2035	339,859	350,911
Freddie Mac Gold Pool 5.5% 7/1/2036	163,543	169,873
Freddie Mac Gold Pool 5.5% 7/1/2038	8,958	9,313
Freddie Mac Gold Pool 5.5% 7/1/2038	5,522	5,746
Freddie Mac Gold Pool 5.5% 7/1/2039	6,671	6,935
Freddie Mac Gold Pool 5.5% 7/1/2053	12,674,555	12,787,690
Freddie Mac Gold Pool 5.5% 8/1/2038	19,879	20,641
Freddie Mac Gold Pool 5.5% 8/1/2038	13,336	13,837
Freddie Mac Gold Pool 5.5% 8/1/2038	8,329	8,668
Freddie Mac Gold Pool 5.5% 8/1/2038	4,786	4,967
Freddie Mac Gold Pool 5.5% 8/1/2039	5,362,555	5,483,694
Freddie Mac Gold Pool 5.5% 8/1/2039	138,145	143,702
Freddie Mac Gold Pool 5.5% 8/1/2040	34,618	36,025
Freddie Mac Gold Pool 5.5% 8/1/2053	25,479,559	25,706,992
Freddie Mac Gold Pool 5.5% 8/1/2053	4,873,112	4,920,722
Freddie Mac Gold Pool 5.5% 8/1/2055	21,307,450	21,437,715
Freddie Mac Gold Pool 5.5% 9/1/2038	122,197	127,177
Freddie Mac Gold Pool 5.5% 9/1/2038	17,207	17,881
Freddie Mac Gold Pool 5.5% 9/1/2038	8,493	8,827
Freddie Mac Gold Pool 5.5% 9/1/2040	555,644	578,351
Freddie Mac Gold Pool 5.5% 9/1/2053	19,747,162	20,139,411
Freddie Mac Gold Pool 5.5% 9/1/2053	4,858,343	4,900,191
Freddie Mac Gold Pool 5.5% 9/1/2053	19,105	19,281
Freddie Mac Gold Pool 5.5% 9/1/2054	21,356,393	21,486,958
Freddie Mac Gold Pool 5.5% 9/1/2054	233,296	235,003
Freddie Mac Gold Pool 6% 1/1/2053	17,003,676	17,443,260
Freddie Mac Gold Pool 6% 1/1/2053	1,704,790	1,750,738
Freddie Mac Gold Pool 6% 1/1/2055	17,827,116	18,218,463
Freddie Mac Gold Pool 6% 10/1/2054	1,087,431	1,112,662
Freddie Mac Gold Pool 6% 11/1/2053	6,597,008	6,756,259
Freddie Mac Gold Pool 6% 11/1/2053	3,942,960	4,038,143
Freddie Mac Gold Pool 6% 12/1/2052	19,321,336	19,842,090
Freddie Mac Gold Pool 6% 12/1/2052	188,043	193,112
Freddie Mac Gold Pool 6% 12/1/2053	26,901,669	27,809,326
Freddie Mac Gold Pool 6% 12/1/2054	206,198	210,725
Freddie Mac Gold Pool 6% 2/1/2055	13,084,301	13,371,531
Freddie Mac Gold Pool 6% 3/1/2053	18,926	19,412
Freddie Mac Gold Pool 6% 3/1/2055	10,490,079	10,720,360
Freddie Mac Gold Pool 6% 4/1/2032	186,815	193,941
Freddie Mac Gold Pool 6% 4/1/2053	1,008,674	1,034,600
Freddie Mac Gold Pool 6% 4/1/2054	46,673,237	48,397,921
Freddie Mac Gold Pool 6% 4/1/2055	11,513,761	11,766,515
Freddie Mac Gold Pool 6% 5/1/2053	5,180,724	5,313,880
Freddie Mac Gold Pool 6% 5/1/2054	54,077,227	56,160,000
Freddie Mac Gold Pool 6% 5/1/2054	28,468,291	29,111,028
Freddie Mac Gold Pool 6% 5/1/2055	2,956,129	3,023,309
Freddie Mac Gold Pool 6% 5/1/2055	1,997,587	2,043,732
Freddie Mac Gold Pool 6% 5/1/2055	649,695	663,957
Freddie Mac Gold Pool 6% 5/1/2055	98,435	100,596
Freddie Mac Gold Pool 6% 5/1/2055	93,136	95,195
Freddie Mac Gold Pool 6% 6/1/2053	12,975,133	13,308,623
Freddie Mac Gold Pool 6% 6/1/2053	2,798,935	2,870,874
Freddie Mac Gold Pool 6% 6/1/2054	10,795,529	11,052,083
Freddie Mac Gold Pool 6% 6/1/2055	2,996,343	3,062,588
Freddie Mac Gold Pool 6% 6/1/2055	1,031,116	1,053,840
Freddie Mac Gold Pool 6% 7/1/2053	4,441,366	4,557,185
Freddie Mac Gold Pool 6% 7/1/2053	2,255,468	2,307,518
Freddie Mac Gold Pool 6% 7/1/2053	178,097	182,396
Freddie Mac Gold Pool 6% 7/1/2055	13,631,149	13,930,384
Freddie Mac Gold Pool 6% 7/1/2055	13,037,241	13,323,948
Freddie Mac Gold Pool 6% 7/1/2055	599,528	612,783
Freddie Mac Gold Pool 6% 8/1/2037	24,230	25,569
Freddie Mac Gold Pool 6% 8/1/2053	4,423,995	4,530,789
Freddie Mac Gold Pool 6% 8/1/2053	3,991,403	4,087,755
Freddie Mac Gold Pool 6% 8/1/2053	2,596,042	2,660,332
Freddie Mac Gold Pool 6% 8/1/2053	384,635	394,665
Freddie Mac Gold Pool 6% 8/1/2054	30,861,079	31,548,195
Freddie Mac Gold Pool 6% 8/1/2054	1,167,031	1,192,997
Freddie Mac Gold Pool 6% 9/1/2053	8,440,656	8,644,412
Freddie Mac Gold Pool 6.5% 1/1/2054	2,819,046	2,924,391
Freddie Mac Gold Pool 6.5% 10/1/2037	10,670	11,408
Freddie Mac Gold Pool 6.5% 10/1/2053	26,350,918	27,352,092
Freddie Mac Gold Pool 6.5% 10/1/2053	774,703	805,045
Freddie Mac Gold Pool 6.5% 10/1/2053	112,907	117,197
Freddie Mac Gold Pool 6.5% 11/1/2036	5,353	5,718
Freddie Mac Gold Pool 6.5% 12/1/2037	9,041	9,676
Freddie Mac Gold Pool 6.5% 12/1/2053	17,968,084	18,824,827
Freddie Mac Gold Pool 6.5% 12/1/2053	17,587,259	18,255,467
Freddie Mac Gold Pool 6.5% 2/1/2054	24,258,797	25,375,689
Freddie Mac Gold Pool 6.5% 3/1/2053	580,552	604,288
Freddie Mac Gold Pool 6.5% 3/1/2055	12,733,730	13,195,647
Freddie Mac Gold Pool 6.5% 5/1/2053	904,412	940,257
Freddie Mac Gold Pool 6.5% 5/1/2055	54,540,843	56,510,799
Freddie Mac Gold Pool 6.5% 6/1/2054	24,499,210	25,789,863
Freddie Mac Gold Pool 6.5% 6/1/2054	12,273,292	12,946,714
Freddie Mac Gold Pool 6.5% 8/1/2053	23,556,865	24,451,882
Freddie Mac Gold Pool 6.5% 9/1/2037	6,254	6,629
Freddie Mac Gold Pool 6.5% 9/1/2053	10,341,985	10,734,918
Freddie Mac Gold Pool 6.5% 9/1/2054	14,584,267	15,389,047
Freddie Mac Gold Pool 7% 1/1/2054	4,862,596	5,136,305
Freddie Mac Manufactured Housing participation certificates 4.5% 1/1/2055	49,297	47,423
Freddie Mac Manufactured Housing participation certificates 6% 1/1/2055	6,654,625	6,800,709
Freddie Mac Manufactured Housing participation certificates 6% 2/1/2055	143,631	146,784
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	28,574,716	29,507,835
Freddie Mac Multiclass Mortgage participation certificates 2.5% 1/1/2032	13,248	12,775
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	22,910	22,158
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	1,918	1,853
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	33,544	32,419
Freddie Mac Multifamily Structured pass-thru certificates 4.5% 9/1/2054	1,086,936	1,047,062
Freddie Mac Multifamily Structured pass-thru certificates 6% 9/1/2054	980,402	1,002,230
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.887%, 6.618% 9/1/2037 (b)(c)	40,648	42,045
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.699%, 6.022% 3/1/2036 (b)(c)	819,598	829,612
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.233%, 6.524% 12/1/2035 (b)(c)	342,461	349,598
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.432% 3/1/2035 (b)(c)	182,105	185,973
Freddie Mac Non Gold Pool 4% 10/1/2040	196,056	190,725
Freddie Mac Non Gold Pool 4% 10/1/2040	2,597	2,557
Freddie Mac Non Gold Pool 4% 9/1/2040	363,968	354,477
Freddie Mac Non Gold Pool 4% 9/1/2040	118,938	116,037
Freddie Mac Non Gold Pool 4% 9/1/2040	12,521	12,219
Freddie Mac Non Gold Pool 4% 9/1/2040	10,338	10,089
Freddie Mac Non Gold Pool 4% 9/1/2040	2,480	2,417
Freddie Mac Non Gold Pool 4.5% 1/1/2055	966,360	930,230
Freddie Mac Non Gold Pool 4.5% 1/1/2055	891,288	857,407
Freddie Mac Non Gold Pool 4.5% 2/1/2055	1,157,534	1,116,064
Freddie Mac Non Gold Pool 4.5% 9/1/2040	690,016	689,721
Freddie Mac Non Gold Pool 5% 11/1/2054	78,145	77,111
Freddie Mac Non Gold Pool 5% 4/1/2055	449,536	443,410
Freddie Mac Non Gold Pool 5% 9/1/2040	115,652	117,614
Freddie Mac Non Gold Pool 5.5% 1/1/2054	478,021	481,571
Freddie Mac Non Gold Pool 5.5% 4/1/2054	14,230,415	14,361,884
Freddie Mac Non Gold Pool 5.5% 4/1/2054	470,866	474,628
Freddie Mac Non Gold Pool 5.5% 6/1/2053	199,002	201,773
Freddie Mac Non Gold Pool 5.5% 8/1/2053	489,256	492,249
Freddie Mac Non Gold Pool 6% 10/1/2054	3,941,916	4,030,914
Freddie Mac Non Gold Pool 6% 10/1/2054	773,348	790,567
Freddie Mac Non Gold Pool 6% 11/1/2054	2,917,882	2,982,848
Freddie Mac Non Gold Pool 6% 12/1/2054	3,948,875	4,035,562
Freddie Mac Non Gold Pool 6% 2/1/2055	1,253,155	1,280,664
Freddie Mac Non Gold Pool 6% 2/1/2055	287,530	293,932
Freddie Mac Non Gold Pool 6% 3/1/2055	1,072,122	1,097,869
Freddie Mac Non Gold Pool 6% 4/1/2055	1,186,875	1,212,929
Freddie Mac Non Gold Pool 6% 4/1/2055	1,186,068	1,212,105
Freddie Mac Non Gold Pool 6% 4/1/2055	1,153,366	1,178,685
Freddie Mac Non Gold Pool 6% 4/1/2055	838,315	856,718
Freddie Mac Non Gold Pool 6% 6/1/2055	3,225,001	3,296,301
Freddie Mac Non Gold Pool 6% 6/1/2055	84,926	86,937
Ginnie Mae I Pool 2% 8/20/2052	2,128,226	1,753,437
Ginnie Mae I Pool 3% 1/15/2043	175,689	159,757
Ginnie Mae I Pool 3% 1/15/2045	85,571	77,074
Ginnie Mae I Pool 3% 1/15/2045	64,568	58,178
Ginnie Mae I Pool 3% 1/15/2045	57,822	52,242
Ginnie Mae I Pool 3% 1/15/2045	54,332	48,880
Ginnie Mae I Pool 3% 1/15/2045	23,885	21,480
Ginnie Mae I Pool 3% 10/15/2042	22,028	19,998
Ginnie Mae I Pool 3% 10/15/2042	11,490	10,452
Ginnie Mae I Pool 3% 10/20/2042	10,214,004	9,360,348
Ginnie Mae I Pool 3% 11/15/2042	66,521	60,639
Ginnie Mae I Pool 3% 2/15/2045	230,369	207,572
Ginnie Mae I Pool 3% 2/15/2045	105,401	94,934
Ginnie Mae I Pool 3% 2/15/2045	57,892	52,103
Ginnie Mae I Pool 3% 2/20/2046	173,998	156,340
Ginnie Mae I Pool 3% 3/15/2043	16,422	15,046
Ginnie Mae I Pool 3% 3/15/2043	5,764	5,281
Ginnie Mae I Pool 3% 3/15/2043	2,498	2,275
Ginnie Mae I Pool 3% 3/15/2045	446,836	401,999
Ginnie Mae I Pool 3% 3/15/2045	280,817	252,351
Ginnie Mae I Pool 3% 3/15/2045	259,090	233,996
Ginnie Mae I Pool 3% 3/15/2045	217,348	195,613
Ginnie Mae I Pool 3% 3/15/2045	198,711	179,678
Ginnie Mae I Pool 3% 3/15/2045	133,564	120,254
Ginnie Mae I Pool 3% 3/15/2045	84,886	76,310
Ginnie Mae I Pool 3% 3/15/2045	78,451	70,742
Ginnie Mae I Pool 3% 3/15/2045	73,975	66,942
Ginnie Mae I Pool 3% 3/15/2045	51,454	47,042
Ginnie Mae I Pool 3% 3/15/2045	46,815	42,022
Ginnie Mae I Pool 3% 3/15/2045	38,859	35,235
Ginnie Mae I Pool 3% 3/15/2045	23,575	21,202
Ginnie Mae I Pool 3% 4/15/2042	144,978	132,489
Ginnie Mae I Pool 3% 5/15/2042	86,390	79,285
Ginnie Mae I Pool 3% 5/15/2045	145,314	130,833
Ginnie Mae I Pool 3% 6/15/2042	89,931	82,185
Ginnie Mae I Pool 3% 6/15/2043	1,476,148	1,340,105
Ginnie Mae I Pool 3% 6/15/2043	268,621	242,891
Ginnie Mae I Pool 3% 6/15/2043	235,737	214,624
Ginnie Mae I Pool 3% 6/15/2045	147,195	133,521
Ginnie Mae I Pool 3% 6/15/2045	33,760	30,315
Ginnie Mae I Pool 3% 6/15/2045	20,832	18,721
Ginnie Mae I Pool 3% 7/15/2042	66,817	61,562
Ginnie Mae I Pool 3% 7/15/2043	395,265	359,129
Ginnie Mae I Pool 3% 7/15/2045	280,297	251,141
Ginnie Mae I Pool 3% 7/15/2045	173,050	155,049
Ginnie Mae I Pool 3% 7/15/2045	162,672	146,126
Ginnie Mae I Pool 3% 7/15/2045	94,319	85,183
Ginnie Mae I Pool 3% 7/15/2045	88,947	79,780
Ginnie Mae I Pool 3% 7/15/2045	83,018	74,948
Ginnie Mae I Pool 3% 7/15/2045	80,840	72,509
Ginnie Mae I Pool 3% 7/15/2045	72,284	64,811
Ginnie Mae I Pool 3% 7/15/2045	64,579	58,211
Ginnie Mae I Pool 3% 7/15/2045	62,653	56,136
Ginnie Mae I Pool 3% 7/15/2045	24,251	21,728
Ginnie Mae I Pool 3% 7/20/2052	5,863,475	5,202,009
Ginnie Mae I Pool 3.5% 1/15/2041	58,584	55,229
Ginnie Mae I Pool 3.5% 1/15/2041	45,516	43,131
Ginnie Mae I Pool 3.5% 1/15/2042	143,092	134,102
Ginnie Mae I Pool 3.5% 1/15/2042	72,737	68,149
Ginnie Mae I Pool 3.5% 1/15/2042	4,634	4,361
Ginnie Mae I Pool 3.5% 1/15/2043	5,490	5,171
Ginnie Mae I Pool 3.5% 10/15/2040	17,847	16,791
Ginnie Mae I Pool 3.5% 10/15/2042	61,652	57,826
Ginnie Mae I Pool 3.5% 10/15/2042	20,291	19,053
Ginnie Mae I Pool 3.5% 11/15/2040	37,310	35,204
Ginnie Mae I Pool 3.5% 11/15/2041	417,857	392,690
Ginnie Mae I Pool 3.5% 11/15/2041	105,162	99,285
Ginnie Mae I Pool 3.5% 11/15/2041	95,494	90,422
Ginnie Mae I Pool 3.5% 11/15/2042	48,964	45,740
Ginnie Mae I Pool 3.5% 11/20/2052	6,848,070	6,250,164
Ginnie Mae I Pool 3.5% 12/15/2040	61,314	57,870
Ginnie Mae I Pool 3.5% 12/15/2041	127,728	120,274
Ginnie Mae I Pool 3.5% 12/15/2041	15,609	14,690
Ginnie Mae I Pool 3.5% 12/15/2042	43,046	40,386
Ginnie Mae I Pool 3.5% 12/15/2043	11,916	11,105
Ginnie Mae I Pool 3.5% 2/15/2041	1,159	1,098
Ginnie Mae I Pool 3.5% 2/15/2042	318,518	299,250
Ginnie Mae I Pool 3.5% 2/15/2042	272,227	255,760
Ginnie Mae I Pool 3.5% 2/15/2042	73,365	68,756
Ginnie Mae I Pool 3.5% 2/15/2043	203,942	191,025
Ginnie Mae I Pool 3.5% 2/15/2043	123,283	115,168
Ginnie Mae I Pool 3.5% 3/15/2042	104,047	98,059
Ginnie Mae I Pool 3.5% 3/15/2042	41,029	38,580
Ginnie Mae I Pool 3.5% 3/15/2042	2,136	2,005
Ginnie Mae I Pool 3.5% 4/15/2042	89,446	84,083
Ginnie Mae I Pool 3.5% 4/15/2042	21,704	20,313
Ginnie Mae I Pool 3.5% 4/15/2042	7,027	6,608
Ginnie Mae I Pool 3.5% 4/15/2042	1,782	1,668
Ginnie Mae I Pool 3.5% 5/15/2042	229,766	215,867
Ginnie Mae I Pool 3.5% 5/15/2042	114,603	107,823
Ginnie Mae I Pool 3.5% 5/15/2042	88,408	83,154
Ginnie Mae I Pool 3.5% 5/15/2042	52,292	49,157
Ginnie Mae I Pool 3.5% 5/15/2042	12,258	11,526
Ginnie Mae I Pool 3.5% 5/15/2043	317,706	298,238
Ginnie Mae I Pool 3.5% 5/15/2043	221,628	207,093
Ginnie Mae I Pool 3.5% 5/15/2043	109,986	102,882
Ginnie Mae I Pool 3.5% 5/15/2043	72,926	68,234
Ginnie Mae I Pool 3.5% 6/15/2042	348,292	327,592
Ginnie Mae I Pool 3.5% 6/15/2042	65,536	61,336
Ginnie Mae I Pool 3.5% 6/15/2042	43,803	40,996
Ginnie Mae I Pool 3.5% 6/15/2042	10,402	9,767
Ginnie Mae I Pool 3.5% 6/15/2043	367,657	343,817
Ginnie Mae I Pool 3.5% 6/15/2043	110,882	104,001
Ginnie Mae I Pool 3.5% 6/15/2043	6,363	5,945
Ginnie Mae I Pool 3.5% 6/20/2042	1,829,033	1,713,299
Ginnie Mae I Pool 3.5% 7/15/2042	749,318	703,401
Ginnie Mae I Pool 3.5% 7/15/2042	46,842	44,045
Ginnie Mae I Pool 3.5% 7/15/2042	35,192	32,919
Ginnie Mae I Pool 3.5% 7/15/2042	34,780	32,569
Ginnie Mae I Pool 3.5% 7/15/2042	23,157	21,661
Ginnie Mae I Pool 3.5% 8/15/2041	4,180	3,923
Ginnie Mae I Pool 3.5% 8/15/2042	2,424,838	2,274,988
Ginnie Mae I Pool 3.5% 8/15/2042	36,636	34,420
Ginnie Mae I Pool 3.5% 8/15/2042	32,888	30,839
Ginnie Mae I Pool 3.5% 8/15/2042	8,349	7,833
Ginnie Mae I Pool 3.5% 8/15/2043	23,100	21,546
Ginnie Mae I Pool 3.5% 8/20/2052	24,687,152	22,531,714
Ginnie Mae I Pool 3.5% 9/15/2041	93,895	88,569
Ginnie Mae I Pool 3.5% 9/15/2043	22,362	21,191
Ginnie Mae I Pool 3.5% 9/20/2054	47,239	43,144
Ginnie Mae I Pool 4% 1/15/2040	19,939	19,391
Ginnie Mae I Pool 4% 1/15/2041	850,789	825,316
Ginnie Mae I Pool 4% 1/15/2041	422,529	409,942
Ginnie Mae I Pool 4% 1/15/2041	29,955	29,063
Ginnie Mae I Pool 4% 1/15/2041	25,130	24,369
Ginnie Mae I Pool 4% 10/15/2040	572,545	555,868
Ginnie Mae I Pool 4% 10/15/2040	4,579	4,446
Ginnie Mae I Pool 4% 10/15/2041	445,811	432,152
Ginnie Mae I Pool 4% 10/15/2041	245,549	238,111
Ginnie Mae I Pool 4% 10/15/2041	118,017	114,595
Ginnie Mae I Pool 4% 10/15/2041	79,715	77,217
Ginnie Mae I Pool 4% 10/15/2041	62,500	60,607
Ginnie Mae I Pool 4% 10/15/2041	48,977	47,538
Ginnie Mae I Pool 4% 10/15/2041	28,641	27,769
Ginnie Mae I Pool 4% 10/15/2041	2,967	2,876
Ginnie Mae I Pool 4% 10/20/2052	25,495,327	23,985,560
Ginnie Mae I Pool 4% 11/15/2040	207,686	201,467
Ginnie Mae I Pool 4% 11/15/2040	28,484	27,626
Ginnie Mae I Pool 4% 11/15/2041	36,155	35,010
Ginnie Mae I Pool 4% 11/15/2044	36,220	34,856
Ginnie Mae I Pool 4% 12/15/2040	47,845	46,426
Ginnie Mae I Pool 4% 12/15/2040	28,904	28,093
Ginnie Mae I Pool 4% 12/15/2040	8,251	8,009
Ginnie Mae I Pool 4% 12/15/2041	277,894	269,092
Ginnie Mae I Pool 4% 12/15/2041	156,259	151,310
Ginnie Mae I Pool 4% 12/15/2041	39,752	38,459
Ginnie Mae I Pool 4% 12/15/2041	37,222	36,173
Ginnie Mae I Pool 4% 12/15/2041	36,650	35,582
Ginnie Mae I Pool 4% 2/15/2041	149,060	144,718
Ginnie Mae I Pool 4% 2/15/2041	141,848	137,331
Ginnie Mae I Pool 4% 2/15/2041	19,944	19,343
Ginnie Mae I Pool 4% 2/20/2053	26,419,267	24,910,516
Ginnie Mae I Pool 4% 3/15/2040	72,253	70,276
Ginnie Mae I Pool 4% 3/15/2041	173,159	168,115
Ginnie Mae I Pool 4% 3/15/2041	50,893	49,397
Ginnie Mae I Pool 4% 3/15/2042	3,173	3,065
Ginnie Mae I Pool 4% 3/15/2044	56,626	54,833
Ginnie Mae I Pool 4% 4/15/2040	227,766	221,162
Ginnie Mae I Pool 4% 4/15/2040	176,024	170,827
Ginnie Mae I Pool 4% 4/15/2040	30,657	29,760
Ginnie Mae I Pool 4% 4/15/2041	30,044	29,153
Ginnie Mae I Pool 4% 4/15/2041	27,573	26,685
Ginnie Mae I Pool 4% 4/15/2045	146,781	141,364
Ginnie Mae I Pool 4% 5/15/2040	292,661	283,943
Ginnie Mae I Pool 4% 5/15/2041	65,756	63,674
Ginnie Mae I Pool 4% 5/15/2041	23,366	22,683
Ginnie Mae I Pool 4% 5/15/2044	18,203	17,617
Ginnie Mae I Pool 4% 6/15/2039	648,812	630,972
Ginnie Mae I Pool 4% 6/15/2039	40,433	39,294
Ginnie Mae I Pool 4% 6/15/2045	1,185,653	1,141,342
Ginnie Mae I Pool 4% 7/15/2041	509,673	493,011
Ginnie Mae I Pool 4% 7/15/2041	47,666	46,189
Ginnie Mae I Pool 4% 7/20/2052	3,310,504	3,119,638
Ginnie Mae I Pool 4% 8/15/2039	62,781	60,952
Ginnie Mae I Pool 4% 8/15/2040	6,800	6,605
Ginnie Mae I Pool 4% 8/15/2041	68,827	66,730
Ginnie Mae I Pool 4% 8/15/2041	20,546	19,992
Ginnie Mae I Pool 4% 8/20/2052	18,890,881	17,801,729
Ginnie Mae I Pool 4% 9/15/2025	118	117
Ginnie Mae I Pool 4% 9/15/2041	66,817	64,781
Ginnie Mae I Pool 4% 9/15/2041	58,998	57,271
Ginnie Mae I Pool 4% 9/15/2041	47,750	46,304
Ginnie Mae I Pool 4% 9/15/2041	14,684	14,214
Ginnie Mae I Pool 4% 9/15/2041	14,205	13,763
Ginnie Mae I Pool 4% 9/15/2041	7,013	6,824
Ginnie Mae I Pool 4% 9/15/2044	9,540	9,227
Ginnie Mae I Pool 4% 9/20/2052	22,521,935	21,195,282
Ginnie Mae I Pool 4.5% 1/20/2053	155,350	150,946
Ginnie Mae I Pool 4.5% 10/15/2040	22,544	22,462
Ginnie Mae I Pool 4.5% 10/15/2041	47,076	46,800
Ginnie Mae I Pool 4.5% 10/15/2041	16,969	16,869
Ginnie Mae I Pool 4.5% 10/20/2052	15,789,543	15,341,944
Ginnie Mae I Pool 4.5% 11/20/2052	51,535,999	50,075,067
Ginnie Mae I Pool 4.5% 2/15/2035	822	819
Ginnie Mae I Pool 4.5% 2/15/2039	87,952	87,704
Ginnie Mae I Pool 4.5% 2/15/2040	19,081	19,017
Ginnie Mae I Pool 4.5% 2/20/2053	672,444	653,119
Ginnie Mae I Pool 4.5% 3/15/2040	155,519	154,777
Ginnie Mae I Pool 4.5% 3/15/2041	700,452	697,983
Ginnie Mae I Pool 4.5% 3/15/2041	101,923	101,471
Ginnie Mae I Pool 4.5% 3/15/2041	22,308	22,219
Ginnie Mae I Pool 4.5% 3/20/2053	834,661	810,218
Ginnie Mae I Pool 4.5% 4/15/2040	4,207	4,194
Ginnie Mae I Pool 4.5% 4/15/2041	14,328	14,270
Ginnie Mae I Pool 4.5% 4/20/2053	18,763,899	18,195,336
Ginnie Mae I Pool 4.5% 5/15/2040	267,689	266,397
Ginnie Mae I Pool 4.5% 5/15/2041	16,114	16,074
Ginnie Mae I Pool 4.5% 5/15/2041	11,592	11,528
Ginnie Mae I Pool 4.5% 5/15/2041	2,294	2,285
Ginnie Mae I Pool 4.5% 5/20/2053	13,816,542	13,415,159
Ginnie Mae I Pool 4.5% 6/15/2040	466,034	464,391
Ginnie Mae I Pool 4.5% 6/15/2040	193,224	192,567
Ginnie Mae I Pool 4.5% 6/15/2040	64,094	63,900
Ginnie Mae I Pool 4.5% 6/15/2040	36,305	36,165
Ginnie Mae I Pool 4.5% 6/15/2040	27,216	27,114
Ginnie Mae I Pool 4.5% 6/15/2040	14,177	14,124
Ginnie Mae I Pool 4.5% 6/15/2041	19,311	19,233
Ginnie Mae I Pool 4.5% 6/15/2041	14,105	14,049
Ginnie Mae I Pool 4.5% 6/15/2041	8,247	8,200
Ginnie Mae I Pool 4.5% 7/15/2039	12,572	12,526
Ginnie Mae I Pool 4.5% 7/15/2040	83,758	83,469
Ginnie Mae I Pool 4.5% 7/15/2040	77,071	76,803
Ginnie Mae I Pool 4.5% 7/15/2040	71,858	71,599
Ginnie Mae I Pool 4.5% 7/15/2040	61,348	61,121
Ginnie Mae I Pool 4.5% 7/15/2040	23,031	22,950
Ginnie Mae I Pool 4.5% 7/15/2040	11,982	11,939
Ginnie Mae I Pool 4.5% 7/15/2040	2,686	2,677
Ginnie Mae I Pool 4.5% 7/15/2041	23,656	23,518
Ginnie Mae I Pool 4.5% 7/15/2041	6,108	6,074
Ginnie Mae I Pool 4.5% 7/20/2041	3,135,853	3,118,731
Ginnie Mae I Pool 4.5% 7/20/2052	16,448,251	16,002,540
Ginnie Mae I Pool 4.5% 8/15/2040	36,208	36,123
Ginnie Mae I Pool 4.5% 8/15/2040	20,377	20,304
Ginnie Mae I Pool 4.5% 8/15/2040	8,328	8,297
Ginnie Mae I Pool 4.5% 8/20/2052	3,926,340	3,817,491
Ginnie Mae I Pool 4.5% 9/15/2033	1,350	1,349
Ginnie Mae I Pool 4.5% 9/15/2040	43,518	43,354
Ginnie Mae I Pool 4.5% 9/15/2040	33,633	33,498
Ginnie Mae I Pool 4.5% 9/15/2040	1,529	1,522
Ginnie Mae I Pool 4.5% 9/15/2041	15,903	15,841
Ginnie Mae I Pool 4.5% 9/15/2041	12,518	12,472
Ginnie Mae I Pool 4.5% 9/20/2052	24,314,809	23,633,136
Ginnie Mae I Pool 5% 1/20/2053	4,691,348	4,666,376
Ginnie Mae I Pool 5% 10/15/2039	9,800	9,954
Ginnie Mae I Pool 5% 10/20/2040	4,318	4,390
Ginnie Mae I Pool 5% 10/20/2052	29,100,784	28,945,878
Ginnie Mae I Pool 5% 10/20/2054	526,947	521,672
Ginnie Mae I Pool 5% 11/15/2039	243,622	247,526
Ginnie Mae I Pool 5% 11/20/2052	27,712	27,565
Ginnie Mae I Pool 5% 12/20/2052	31,128,587	30,962,887
Ginnie Mae I Pool 5% 2/20/2041	69,104	70,263
Ginnie Mae I Pool 5% 2/20/2053	631,964	628,600
Ginnie Mae I Pool 5% 3/15/2044	375,264	381,164
Ginnie Mae I Pool 5% 3/20/2053	2,223,457	2,210,926
Ginnie Mae I Pool 5% 4/15/2039	273,372	277,628
Ginnie Mae I Pool 5% 4/15/2039	71,263	72,360
Ginnie Mae I Pool 5% 4/15/2040	110,679	112,441
Ginnie Mae I Pool 5% 4/20/2053	27,434,836	27,280,224
Ginnie Mae I Pool 5% 5/15/2039	313,425	318,413
Ginnie Mae I Pool 5% 5/15/2039	127,915	129,942
Ginnie Mae I Pool 5% 5/15/2040	141,296	143,533
Ginnie Mae I Pool 5% 5/15/2040	59,880	60,817
Ginnie Mae I Pool 5% 5/20/2053	421,555	419,179
Ginnie Mae I Pool 5% 6/15/2040	176,473	179,267
Ginnie Mae I Pool 5% 6/20/2040	9,157	9,308
Ginnie Mae I Pool 5% 6/20/2053	2,930,857	2,914,340
Ginnie Mae I Pool 5% 7/15/2040	670,780	681,389
Ginnie Mae I Pool 5% 7/15/2040	643,278	653,656
Ginnie Mae I Pool 5% 7/15/2040	501,575	509,517
Ginnie Mae I Pool 5% 7/15/2040	385,605	391,710
Ginnie Mae I Pool 5% 7/15/2040	381,384	387,422
Ginnie Mae I Pool 5% 7/15/2040	343,806	349,309
Ginnie Mae I Pool 5% 7/15/2040	323,111	328,177
Ginnie Mae I Pool 5% 7/15/2040	150,796	153,233
Ginnie Mae I Pool 5% 7/15/2040	114,379	116,218
Ginnie Mae I Pool 5% 7/20/2040	1,496	1,521
Ginnie Mae I Pool 5% 7/20/2041	54,890	55,809
Ginnie Mae I Pool 5% 7/20/2052	260,010	258,626
Ginnie Mae I Pool 5% 8/15/2039	352,762	358,294
Ginnie Mae I Pool 5% 8/15/2039	224,622	228,149
Ginnie Mae I Pool 5% 8/15/2039	147,098	149,421
Ginnie Mae I Pool 5% 8/15/2039	38,772	39,377
Ginnie Mae I Pool 5% 8/20/2052	616,249	612,969
Ginnie Mae I Pool 5% 9/15/2039	500,641	508,447
Ginnie Mae I Pool 5% 9/15/2039	441,102	447,937
Ginnie Mae I Pool 5% 9/15/2039	179,710	182,573
Ginnie Mae I Pool 5% 9/15/2039	177,779	180,622
Ginnie Mae I Pool 5% 9/15/2041	1,942,136	1,972,629
Ginnie Mae I Pool 5% 9/20/2052	6,053,245	6,021,023
Ginnie Mae I Pool 5.5% 1/15/2038	26,473	27,219
Ginnie Mae I Pool 5.5% 1/20/2053	122,684	124,255
Ginnie Mae I Pool 5.5% 10/15/2033	335	341
Ginnie Mae I Pool 5.5% 10/15/2035	335,912	344,381
Ginnie Mae I Pool 5.5% 10/15/2038	11,267	11,595
Ginnie Mae I Pool 5.5% 10/20/2052	185,210	187,697
Ginnie Mae I Pool 5.5% 11/15/2038	113,853	117,164
Ginnie Mae I Pool 5.5% 11/15/2038	47,660	49,038
Ginnie Mae I Pool 5.5% 11/15/2038	6,280	6,463
Ginnie Mae I Pool 5.5% 12/15/2038	294,096	302,328
Ginnie Mae I Pool 5.5% 12/20/2041	116,171	120,375
Ginnie Mae I Pool 5.5% 12/20/2052	27,523,002	27,875,479
Ginnie Mae I Pool 5.5% 2/15/2038	25,044	25,770
Ginnie Mae I Pool 5.5% 2/15/2039	214,623	220,993
Ginnie Mae I Pool 5.5% 2/15/2039	52,315	53,886
Ginnie Mae I Pool 5.5% 3/15/2039	599,563	616,860
Ginnie Mae I Pool 5.5% 3/15/2039	155,079	159,590
Ginnie Mae I Pool 5.5% 3/15/2040	4,993	5,136
Ginnie Mae I Pool 5.5% 4/15/2039	204,097	210,183
Ginnie Mae I Pool 5.5% 4/15/2041	24,078	24,767
Ginnie Mae I Pool 5.5% 4/20/2053	23,531,561	23,825,566
Ginnie Mae I Pool 5.5% 5/15/2038	356	365
Ginnie Mae I Pool 5.5% 5/15/2039	278,869	287,146
Ginnie Mae I Pool 5.5% 5/15/2039	115,761	119,236
Ginnie Mae I Pool 5.5% 5/20/2045	312,958	324,006
Ginnie Mae I Pool 5.5% 5/20/2053	4,114,575	4,167,269
Ginnie Mae I Pool 5.5% 6/15/2038	36,808	37,876
Ginnie Mae I Pool 5.5% 6/15/2038	5,635	5,799
Ginnie Mae I Pool 5.5% 6/20/2053	22,559,266	22,841,124
Ginnie Mae I Pool 5.5% 8/15/2038	745	765
Ginnie Mae I Pool 5.5% 8/15/2039	98,713	101,670
Ginnie Mae I Pool 5.5% 9/15/2034	9,515	9,737
Ginnie Mae I Pool 5.5% 9/15/2038	18,076	18,591
Ginnie Mae I Pool 5.5% 9/15/2039	436,578	449,685
Ginnie Mae I Pool 5.5% 9/20/2052	9,351,813	9,477,423
Ginnie Mae I Pool 5.5% 9/20/2053	14,452,013	14,650,643
Ginnie Mae I Pool 6% 1/15/2038	62,056	64,654
Ginnie Mae I Pool 6% 1/15/2038	14,329	14,957
Ginnie Mae I Pool 6% 10/15/2039	26,535	27,791
Ginnie Mae I Pool 6% 11/15/2034	233,353	241,291
Ginnie Mae I Pool 6% 11/15/2039	75,829	79,477
Ginnie Mae I Pool 6% 11/15/2039	72,369	75,621
Ginnie Mae I Pool 6% 11/15/2039	45,137	47,299
Ginnie Mae I Pool 6% 11/15/2039	28,833	30,184
Ginnie Mae I Pool 6% 11/15/2039	18,458	19,285
Ginnie Mae I Pool 6% 11/15/2039	15,720	16,328
Ginnie Mae I Pool 6% 11/15/2039	11,615	12,142
Ginnie Mae I Pool 6% 11/15/2039	7,436	7,776
Ginnie Mae I Pool 6% 11/15/2039	7,121	7,454
Ginnie Mae I Pool 6% 11/20/2052	10,812,228	11,123,716
Ginnie Mae I Pool 6% 12/15/2040	66,894	69,863
Ginnie Mae I Pool 6% 12/20/2052	20,272,491	20,850,184
Ginnie Mae I Pool 6% 6/15/2036	458,179	476,000
Ginnie Mae I Pool 6% 8/15/2037	14,791	15,454
Ginnie Mae I Pool 6.5% 1/15/2039	197,495	207,737
Ginnie Mae I Pool 6.5% 1/15/2039	8,496	8,952
Ginnie Mae I Pool 6.5% 10/15/2038	511	537
Ginnie Mae I Pool 6.5% 11/15/2038	8,209	8,635
Ginnie Mae I Pool 6.5% 2/15/2038	43,253	45,350
Ginnie Mae I Pool 6.5% 6/20/2053	1,335,284	1,378,177
Ginnie Mae II Pool 1.5% 10/20/2043	297,179	245,969
Ginnie Mae II Pool 1.5% 12/20/2050	418,633	328,638
Ginnie Mae II Pool 1.5% 12/20/2051	1,312,434	1,030,297
Ginnie Mae II Pool 1.5% 2/20/2051	343,722	269,831
Ginnie Mae II Pool 1.5% 3/20/2051	610,049	478,905
Ginnie Mae II Pool 1.5% 3/20/2052	319,808	251,058
Ginnie Mae II Pool 1.5% 4/20/2044	23,446	19,095
Ginnie Mae II Pool 1.5% 4/20/2051	1,841,651	1,445,747
Ginnie Mae II Pool 1.5% 5/20/2051	3,518,721	2,762,292
Ginnie Mae II Pool 1.5% 7/20/2051	213,286	167,435
Ginnie Mae II Pool 1.5% 8/20/2051	352,866	277,010
Ginnie Mae II Pool 1.5% 9/20/2051	241,998	189,975
Ginnie Mae II Pool 2% 1/20/2051	29,179,195	23,901,562
Ginnie Mae II Pool 2% 10/20/2050	419,380	343,462
Ginnie Mae II Pool 2% 11/20/2051	87,627,097	71,819,090
Ginnie Mae II Pool 2% 12/20/2050	37,995,497	31,114,357
Ginnie Mae II Pool 2% 12/20/2051	13,252,751	10,853,660
Ginnie Mae II Pool 2% 2/20/2051	52,783,755	43,236,773
Ginnie Mae II Pool 2% 4/20/2051	194,357,468	159,204,092
Ginnie Mae II Pool 2% 4/20/2052	13,273,677	10,874,946
Ginnie Mae II Pool 2% 6/20/2051	47,033,090	38,511,531
Ginnie Mae II Pool 2% 7/20/2051	183,205,875	150,012,232
Ginnie Mae II Pool 2% 9/20/2050	4,699,335	3,850,836
Ginnie Mae II Pool 2% 9/20/2051	13,753,424	11,267,996
Ginnie Mae II Pool 2.5% 1/20/2045	68,154	60,123
Ginnie Mae II Pool 2.5% 1/20/2046	32,255	28,244
Ginnie Mae II Pool 2.5% 1/20/2047	925,987	806,854
Ginnie Mae II Pool 2.5% 1/20/2048	47,153	40,841
Ginnie Mae II Pool 2.5% 1/20/2051	18,089,827	15,425,244
Ginnie Mae II Pool 2.5% 1/20/2052	14,946,266	12,735,380
Ginnie Mae II Pool 2.5% 10/20/2042	75,150	67,181
Ginnie Mae II Pool 2.5% 10/20/2043	175,270	156,157
Ginnie Mae II Pool 2.5% 10/20/2050	43,866,712	37,446,389
Ginnie Mae II Pool 2.5% 10/20/2051	7,993,991	6,811,501
Ginnie Mae II Pool 2.5% 11/20/2045	17,537	15,404
Ginnie Mae II Pool 2.5% 11/20/2046	542,346	473,164
Ginnie Mae II Pool 2.5% 11/20/2050	1,429,353	1,220,153
Ginnie Mae II Pool 2.5% 11/20/2051	23,121,831	19,701,596
Ginnie Mae II Pool 2.5% 12/20/2042	31,457	28,146
Ginnie Mae II Pool 2.5% 12/20/2043	42,832	38,096
Ginnie Mae II Pool 2.5% 12/20/2045	40,474	35,399
Ginnie Mae II Pool 2.5% 12/20/2046	389,628	339,667
Ginnie Mae II Pool 2.5% 12/20/2047	236,747	205,056
Ginnie Mae II Pool 2.5% 12/20/2049	185,305	158,590
Ginnie Mae II Pool 2.5% 12/20/2050	24,537,875	20,927,346
Ginnie Mae II Pool 2.5% 12/20/2051	15,409,731	13,130,288
Ginnie Mae II Pool 2.5% 2/20/2044	64,389	56,912
Ginnie Mae II Pool 2.5% 2/20/2047	433,257	377,477
Ginnie Mae II Pool 2.5% 2/20/2050	16,352,235	13,994,696
Ginnie Mae II Pool 2.5% 2/20/2051	3,364,875	2,869,238
Ginnie Mae II Pool 2.5% 2/20/2052	8,628,469	7,353,474
Ginnie Mae II Pool 2.5% 2/20/2055	94,426	80,392
Ginnie Mae II Pool 2.5% 3/20/2044	51,894	46,173
Ginnie Mae II Pool 2.5% 3/20/2045	47,755	42,025
Ginnie Mae II Pool 2.5% 3/20/2046	89,255	78,729
Ginnie Mae II Pool 2.5% 3/20/2047	51,091	44,547
Ginnie Mae II Pool 2.5% 3/20/2050	13,759,126	11,775,441
Ginnie Mae II Pool 2.5% 3/20/2051	5,861,051	4,997,734
Ginnie Mae II Pool 2.5% 3/20/2052	16,012,134	13,646,084
Ginnie Mae II Pool 2.5% 4/20/2043	64,752	57,757
Ginnie Mae II Pool 2.5% 4/20/2045	137,153	120,615
Ginnie Mae II Pool 2.5% 4/20/2046	108,175	94,661
Ginnie Mae II Pool 2.5% 4/20/2048	144,485	124,874
Ginnie Mae II Pool 2.5% 4/20/2050	11,096,152	9,482,524
Ginnie Mae II Pool 2.5% 4/20/2052	651,330	555,085
Ginnie Mae II Pool 2.5% 5/20/2043	53,597	47,758
Ginnie Mae II Pool 2.5% 5/20/2046	38,435	33,612
Ginnie Mae II Pool 2.5% 5/20/2050	59,387,963	50,751,629
Ginnie Mae II Pool 2.5% 5/20/2051	88,497,690	75,462,219
Ginnie Mae II Pool 2.5% 5/20/2052	7,912,370	6,743,190
Ginnie Mae II Pool 2.5% 6/20/2046	131,571	115,163
Ginnie Mae II Pool 2.5% 6/20/2049	125,996	110,101
Ginnie Mae II Pool 2.5% 6/20/2050	7,001,966	5,983,724
Ginnie Mae II Pool 2.5% 6/20/2051	76,243,901	64,965,728
Ginnie Mae II Pool 2.5% 7/20/2043	663,401	589,897
Ginnie Mae II Pool 2.5% 7/20/2046	265,295	232,335
Ginnie Mae II Pool 2.5% 7/20/2050	21,179,939	18,099,904
Ginnie Mae II Pool 2.5% 7/20/2051	103,504,589	88,193,952
Ginnie Mae II Pool 2.5% 8/20/2050	11,221,417	9,580,222
Ginnie Mae II Pool 2.5% 8/20/2051	26,329,721	22,434,968
Ginnie Mae II Pool 2.5% 9/20/2043	136,602	121,482
Ginnie Mae II Pool 2.5% 9/20/2046	397,338	346,662
Ginnie Mae II Pool 2.5% 9/20/2049	3,795,663	3,268,598
Ginnie Mae II Pool 2.5% 9/20/2050	48,788,918	41,648,181
Ginnie Mae II Pool 2.5% 9/20/2051	9,879,293	8,417,926
Ginnie Mae II Pool 3% 1/20/2043	84,930	77,789
Ginnie Mae II Pool 3% 1/20/2044	411,402	375,799
Ginnie Mae II Pool 3% 1/20/2045	694,930	629,690
Ginnie Mae II Pool 3% 1/20/2047	5,665,777	5,089,025
Ginnie Mae II Pool 3% 1/20/2048	3,427,625	3,067,996
Ginnie Mae II Pool 3% 1/20/2050	39,201,426	34,831,126
Ginnie Mae II Pool 3% 1/20/2051	455,959	404,842
Ginnie Mae II Pool 3% 10/20/2042	4,117	3,773
Ginnie Mae II Pool 3% 10/20/2043	94,063	85,886
Ginnie Mae II Pool 3% 10/20/2045	643,215	577,940
Ginnie Mae II Pool 3% 10/20/2046	2,109,630	1,894,879
Ginnie Mae II Pool 3% 10/20/2047	2,487,541	2,226,546
Ginnie Mae II Pool 3% 10/20/2049	3,951,983	3,516,344
Ginnie Mae II Pool 3% 10/20/2050	58,561	52,014
Ginnie Mae II Pool 3% 11/20/2045	56,693	50,940
Ginnie Mae II Pool 3% 11/20/2046	19,562,353	17,570,990
Ginnie Mae II Pool 3% 11/20/2047	1,807,980	1,618,285
Ginnie Mae II Pool 3% 11/20/2048	91,486	82,030
Ginnie Mae II Pool 3% 11/20/2054	74,282	65,833
Ginnie Mae II Pool 3% 12/20/2044	219,532	199,054
Ginnie Mae II Pool 3% 12/20/2045	3,840,384	3,450,649
Ginnie Mae II Pool 3% 12/20/2046	1,003,208	901,085
Ginnie Mae II Pool 3% 12/20/2047	7,098,354	6,353,590
Ginnie Mae II Pool 3% 12/20/2049	10,038,290	8,919,190
Ginnie Mae II Pool 3% 12/20/2054	310,004	274,863
Ginnie Mae II Pool 3% 2/20/2044	628,568	573,524
Ginnie Mae II Pool 3% 2/20/2045	5,122,084	4,641,284
Ginnie Mae II Pool 3% 2/20/2046	22,602,461	20,308,691
Ginnie Mae II Pool 3% 2/20/2047	5,134,202	4,611,562
Ginnie Mae II Pool 3% 2/20/2048	752,240	673,315
Ginnie Mae II Pool 3% 2/20/2049	110,463	99,046
Ginnie Mae II Pool 3% 2/20/2050	14,224,444	12,638,658
Ginnie Mae II Pool 3% 2/20/2051	25,753,499	22,866,320
Ginnie Mae II Pool 3% 3/20/2043	424,531	388,547
Ginnie Mae II Pool 3% 3/20/2045	76,797	69,546
Ginnie Mae II Pool 3% 3/20/2046	68,244	61,318
Ginnie Mae II Pool 3% 3/20/2047	264,079	237,197
Ginnie Mae II Pool 3% 3/20/2048	837,535	749,660
Ginnie Mae II Pool 3% 3/20/2050	16,879,100	14,997,364
Ginnie Mae II Pool 3% 3/20/2051	4,443,320	3,945,187
Ginnie Mae II Pool 3% 3/20/2052	134,680	119,360
Ginnie Mae II Pool 3% 4/20/2043	2,505,210	2,291,931
Ginnie Mae II Pool 3% 4/20/2046	17,655	15,864
Ginnie Mae II Pool 3% 4/20/2047	1,480,697	1,329,968
Ginnie Mae II Pool 3% 4/20/2048	691,621	619,055
Ginnie Mae II Pool 3% 4/20/2049	925,623	828,506
Ginnie Mae II Pool 3% 4/20/2050	7,959,962	7,072,560
Ginnie Mae II Pool 3% 4/20/2051	6,722,722	5,966,949
Ginnie Mae II Pool 3% 4/20/2052	13,095,116	11,605,562
Ginnie Mae II Pool 3% 5/20/2045	2,169,167	1,962,365
Ginnie Mae II Pool 3% 5/20/2046	50,070	44,989
Ginnie Mae II Pool 3% 5/20/2047	827,543	743,302
Ginnie Mae II Pool 3% 5/20/2048	104,770	93,777
Ginnie Mae II Pool 3% 5/20/2050	1,868,723	1,659,808
Ginnie Mae II Pool 3% 5/20/2051	8,249,827	7,314,641
Ginnie Mae II Pool 3% 5/20/2052	66,286,615	58,746,592
Ginnie Mae II Pool 3% 6/20/2045	3,081,550	2,786,866
Ginnie Mae II Pool 3% 6/20/2046	2,347,237	2,108,298
Ginnie Mae II Pool 3% 6/20/2050	20,788,181	18,464,152
Ginnie Mae II Pool 3% 6/20/2051	21,440,585	19,013,470
Ginnie Mae II Pool 3% 6/20/2052	28,951,008	25,657,866
Ginnie Mae II Pool 3% 7/20/2042	1,425,723	1,307,600
Ginnie Mae II Pool 3% 7/20/2043	24,897	22,737
Ginnie Mae II Pool 3% 7/20/2044	510,517	464,192
Ginnie Mae II Pool 3% 7/20/2045	2,928,995	2,648,029
Ginnie Mae II Pool 3% 7/20/2046	10,129,936	9,098,752
Ginnie Mae II Pool 3% 7/20/2047	44,774	40,146
Ginnie Mae II Pool 3% 7/20/2049	8,557,414	7,635,497
Ginnie Mae II Pool 3% 7/20/2050	5,212,386	4,629,664
Ginnie Mae II Pool 3% 7/20/2051	367,878	326,291
Ginnie Mae II Pool 3% 8/20/2042	17,184,717	15,756,746
Ginnie Mae II Pool 3% 8/20/2043	151,442	138,299
Ginnie Mae II Pool 3% 8/20/2044	299,485	272,872
Ginnie Mae II Pool 3% 8/20/2045	663,535	599,640
Ginnie Mae II Pool 3% 8/20/2046	24,777,312	22,255,088
Ginnie Mae II Pool 3% 8/20/2047	775,513	695,358
Ginnie Mae II Pool 3% 8/20/2049	168,506	150,142
Ginnie Mae II Pool 3% 8/20/2050	694,766	617,095
Ginnie Mae II Pool 3% 8/20/2051	337,487	299,336
Ginnie Mae II Pool 3% 9/20/2043	2,987,182	2,726,605
Ginnie Mae II Pool 3% 9/20/2045	93,677	84,653
Ginnie Mae II Pool 3% 9/20/2046	6,109,503	5,487,582
Ginnie Mae II Pool 3% 9/20/2047	5,106,501	4,578,702
Ginnie Mae II Pool 3% 9/20/2048	28,656	25,650
Ginnie Mae II Pool 3% 9/20/2049	4,427,935	3,939,830
Ginnie Mae II Pool 3.5% 1/20/2043	12,341	11,540
Ginnie Mae II Pool 3.5% 1/20/2045	2,820,373	2,615,100
Ginnie Mae II Pool 3.5% 1/20/2046	3,271,789	3,035,717
Ginnie Mae II Pool 3.5% 1/20/2048	6,599,530	6,096,538
Ginnie Mae II Pool 3.5% 1/20/2050	23,414,557	21,556,813
Ginnie Mae II Pool 3.5% 1/20/2051	176,937	162,733
Ginnie Mae II Pool 3.5% 10/1/2055 (g)	26,300,000	23,873,780
Ginnie Mae II Pool 3.5% 10/20/2045	2,862,786	2,656,224
Ginnie Mae II Pool 3.5% 10/20/2046	1,321,125	1,224,563
Ginnie Mae II Pool 3.5% 10/20/2047	1,836,185	1,696,811
Ginnie Mae II Pool 3.5% 10/20/2048	2,282,519	2,105,700
Ginnie Mae II Pool 3.5% 11/20/2042	6,732,097	6,297,400
Ginnie Mae II Pool 3.5% 11/20/2045	2,242,579	2,080,768
Ginnie Mae II Pool 3.5% 11/20/2046	97,210	90,104
Ginnie Mae II Pool 3.5% 11/20/2047	5,928,739	5,478,725
Ginnie Mae II Pool 3.5% 11/20/2050	210,677	193,962
Ginnie Mae II Pool 3.5% 12/20/2041	2,283,668	2,143,319
Ginnie Mae II Pool 3.5% 12/20/2042	3,329,012	3,114,015
Ginnie Mae II Pool 3.5% 12/20/2043	269,091	250,538
Ginnie Mae II Pool 3.5% 12/20/2044	33,528	31,095
Ginnie Mae II Pool 3.5% 12/20/2045	835,657	775,361
Ginnie Mae II Pool 3.5% 12/20/2047	1,235,114	1,144,065
Ginnie Mae II Pool 3.5% 12/20/2048	96,664	89,266
Ginnie Mae II Pool 3.5% 12/20/2049	9,705,207	8,935,183
Ginnie Mae II Pool 3.5% 12/20/2050	298,466	274,505
Ginnie Mae II Pool 3.5% 2/20/2043	4,196,265	3,923,031
Ginnie Mae II Pool 3.5% 2/20/2044	259,740	241,696
Ginnie Mae II Pool 3.5% 2/20/2045	1,821,106	1,688,585
Ginnie Mae II Pool 3.5% 2/20/2046	15,145,438	14,052,636
Ginnie Mae II Pool 3.5% 2/20/2047	348,057	322,291
Ginnie Mae II Pool 3.5% 2/20/2048	1,038,928	959,745
Ginnie Mae II Pool 3.5% 2/20/2049	773,790	714,572
Ginnie Mae II Pool 3.5% 2/20/2050	109,926	101,204
Ginnie Mae II Pool 3.5% 2/20/2051	6,625,942	6,100,230
Ginnie Mae II Pool 3.5% 3/20/2043	3,460,932	3,234,740
Ginnie Mae II Pool 3.5% 3/20/2046	4,009,754	3,720,434
Ginnie Mae II Pool 3.5% 3/20/2048	580,250	536,025
Ginnie Mae II Pool 3.5% 3/20/2049	21,132,115	19,481,879
Ginnie Mae II Pool 3.5% 3/20/2050	11,096,102	10,215,721
Ginnie Mae II Pool 3.5% 3/20/2051	539,854	497,021
Ginnie Mae II Pool 3.5% 4/20/2042	2,227,792	2,088,600
Ginnie Mae II Pool 3.5% 4/20/2043	6,407,992	5,987,649
Ginnie Mae II Pool 3.5% 4/20/2045	1,936,483	1,793,721
Ginnie Mae II Pool 3.5% 4/20/2046	13,140,744	12,192,588
Ginnie Mae II Pool 3.5% 4/20/2047	302,106	279,741
Ginnie Mae II Pool 3.5% 4/20/2049	4,266,408	3,931,905
Ginnie Mae II Pool 3.5% 4/20/2050	1,165,964	1,073,455
Ginnie Mae II Pool 3.5% 5/20/2042	6,501,270	6,093,383
Ginnie Mae II Pool 3.5% 5/20/2043	5,353,140	4,979,298
Ginnie Mae II Pool 3.5% 5/20/2045	462,459	428,260
Ginnie Mae II Pool 3.5% 5/20/2046	2,889,902	2,681,384
Ginnie Mae II Pool 3.5% 5/20/2047	23,636,774	21,872,197
Ginnie Mae II Pool 3.5% 5/20/2048	3,827,585	3,535,860
Ginnie Mae II Pool 3.5% 5/20/2050	773,610	712,230
Ginnie Mae II Pool 3.5% 5/20/2051	5,098,211	4,680,966
Ginnie Mae II Pool 3.5% 6/20/2043	262,073	244,746
Ginnie Mae II Pool 3.5% 6/20/2045	2,543,854	2,355,159
Ginnie Mae II Pool 3.5% 6/20/2046	7,384,865	6,852,018
Ginnie Mae II Pool 3.5% 6/20/2047	1,819,004	1,683,208
Ginnie Mae II Pool 3.5% 6/20/2048	1,421,258	1,312,935
Ginnie Mae II Pool 3.5% 6/20/2049	106,473	98,126
Ginnie Mae II Pool 3.5% 6/20/2051	454,548	417,347
Ginnie Mae II Pool 3.5% 6/20/2052	38,992,948	35,588,470
Ginnie Mae II Pool 3.5% 7/20/2042	2,380,622	2,229,403
Ginnie Mae II Pool 3.5% 7/20/2043	1,515,571	1,415,695
Ginnie Mae II Pool 3.5% 7/20/2045	6,398,392	5,922,372
Ginnie Mae II Pool 3.5% 7/20/2046	4,749,748	4,402,582
Ginnie Mae II Pool 3.5% 7/20/2047	5,171,391	4,785,326
Ginnie Mae II Pool 3.5% 8/20/2042	821,292	768,912
Ginnie Mae II Pool 3.5% 8/20/2043	324,940	303,276
Ginnie Mae II Pool 3.5% 8/20/2045	3,962,743	3,666,946
Ginnie Mae II Pool 3.5% 8/20/2046	2,613,669	2,422,633
Ginnie Mae II Pool 3.5% 8/20/2047	8,470,960	7,833,275
Ginnie Mae II Pool 3.5% 8/20/2048	4,045,090	3,735,524
Ginnie Mae II Pool 3.5% 8/20/2049	610,148	562,119
Ginnie Mae II Pool 3.5% 8/20/2050	222,832	205,152
Ginnie Mae II Pool 3.5% 9/1/2055 (g)	52,600,000	47,872,896
Ginnie Mae II Pool 3.5% 9/20/2043	7,457,096	6,955,557
Ginnie Mae II Pool 3.5% 9/20/2045	222,374	205,717
Ginnie Mae II Pool 3.5% 9/20/2046	1,803,089	1,671,299
Ginnie Mae II Pool 3.5% 9/20/2047	653,192	604,020
Ginnie Mae II Pool 3.5% 9/20/2048	606,239	560,034
Ginnie Mae II Pool 4% 1/20/2041	2,177,003	2,110,066
Ginnie Mae II Pool 4% 1/20/2043	2,893	2,795
Ginnie Mae II Pool 4% 1/20/2046	854,686	817,362
Ginnie Mae II Pool 4% 1/20/2047	5,885,949	5,617,871
Ginnie Mae II Pool 4% 1/20/2048	1,198,840	1,141,990
Ginnie Mae II Pool 4% 1/20/2050	2,865,199	2,715,899
Ginnie Mae II Pool 4% 1/20/2051	1,307,816	1,235,581
Ginnie Mae II Pool 4% 10/20/2025	131	131
Ginnie Mae II Pool 4% 10/20/2040	1,292,466	1,253,007
Ginnie Mae II Pool 4% 10/20/2044	716,393	687,980
Ginnie Mae II Pool 4% 10/20/2045	1,967,442	1,884,477
Ginnie Mae II Pool 4% 10/20/2047	388,182	370,017
Ginnie Mae II Pool 4% 10/20/2048	7,430,142	7,056,904
Ginnie Mae II Pool 4% 10/20/2049	8,558,874	8,112,888
Ginnie Mae II Pool 4% 11/20/2039	84,981	82,486
Ginnie Mae II Pool 4% 11/20/2040	1,731,499	1,678,445
Ginnie Mae II Pool 4% 11/20/2044	1,494,201	1,434,704
Ginnie Mae II Pool 4% 11/20/2045	834,575	798,128
Ginnie Mae II Pool 4% 11/20/2047	829,082	789,766
Ginnie Mae II Pool 4% 11/20/2049	765,204	723,896
Ginnie Mae II Pool 4% 12/20/2041	504,116	487,732
Ginnie Mae II Pool 4% 12/20/2044	43,848	42,102
Ginnie Mae II Pool 4% 12/20/2045	1,644,390	1,572,579
Ginnie Mae II Pool 4% 12/20/2047	3,498,222	3,332,335
Ginnie Mae II Pool 4% 12/20/2050	795,404	751,472
Ginnie Mae II Pool 4% 2/20/2041	237,627	230,287
Ginnie Mae II Pool 4% 2/20/2043	2,731	2,637
Ginnie Mae II Pool 4% 2/20/2044	74,405	71,549
Ginnie Mae II Pool 4% 2/20/2046	1,592,509	1,522,964
Ginnie Mae II Pool 4% 2/20/2048	103,394	98,491
Ginnie Mae II Pool 4% 2/20/2050	2,907,478	2,755,975
Ginnie Mae II Pool 4% 2/20/2055	19,389,416	18,080,658
Ginnie Mae II Pool 4% 3/20/2045	5,143,347	4,939,325
Ginnie Mae II Pool 4% 3/20/2046	1,476,681	1,412,193
Ginnie Mae II Pool 4% 3/20/2048	55,775	53,131
Ginnie Mae II Pool 4% 3/20/2050	8,246,680	7,816,962
Ginnie Mae II Pool 4% 3/20/2051	114,980	108,989
Ginnie Mae II Pool 4% 4/20/2044	22,630	21,758
Ginnie Mae II Pool 4% 4/20/2045	3,916,863	3,760,223
Ginnie Mae II Pool 4% 4/20/2046	2,148,367	2,054,547
Ginnie Mae II Pool 4% 4/20/2047	6,329,562	6,041,279
Ginnie Mae II Pool 4% 4/20/2048	2,814,750	2,677,755
Ginnie Mae II Pool 4% 4/20/2049	296,841	281,374
Ginnie Mae II Pool 4% 4/20/2050	202,400	191,473
Ginnie Mae II Pool 4% 5/20/2044	10,435	10,031
Ginnie Mae II Pool 4% 5/20/2047	5,958,377	5,686,999
Ginnie Mae II Pool 4% 5/20/2048	3,955,179	3,762,678
Ginnie Mae II Pool 4% 5/20/2049	1,673,344	1,586,149
Ginnie Mae II Pool 4% 5/20/2050	2,137,268	2,025,900
Ginnie Mae II Pool 4% 6/20/2045	54,847	52,602
Ginnie Mae II Pool 4% 6/20/2047	338,516	322,675
Ginnie Mae II Pool 4% 6/20/2048	4,964,305	4,722,690
Ginnie Mae II Pool 4% 6/20/2049	303,400	287,591
Ginnie Mae II Pool 4% 6/20/2052	13,571,678	12,789,204
Ginnie Mae II Pool 4% 6/20/2055	6,010,561	5,604,857
Ginnie Mae II Pool 4% 7/20/2042	7,878	7,612
Ginnie Mae II Pool 4% 7/20/2043	902,971	872,039
Ginnie Mae II Pool 4% 7/20/2044	40,727	39,137
Ginnie Mae II Pool 4% 7/20/2045	2,693,551	2,581,655
Ginnie Mae II Pool 4% 7/20/2046	2,500	2,389
Ginnie Mae II Pool 4% 7/20/2047	6,725,842	6,411,103
Ginnie Mae II Pool 4% 7/20/2048	2,788,008	2,652,314
Ginnie Mae II Pool 4% 7/20/2050	57,443	54,449
Ginnie Mae II Pool 4% 8/20/2040	98,296	95,316
Ginnie Mae II Pool 4% 8/20/2041	1,695,674	1,641,274
Ginnie Mae II Pool 4% 8/20/2044	97,111	93,306
Ginnie Mae II Pool 4% 8/20/2045	394,151	377,720
Ginnie Mae II Pool 4% 8/20/2047	186,662	177,927
Ginnie Mae II Pool 4% 9/20/2039	3,017	2,929
Ginnie Mae II Pool 4% 9/20/2040	112,901	109,450
Ginnie Mae II Pool 4% 9/20/2041	5,450,195	5,274,498
Ginnie Mae II Pool 4% 9/20/2044	633,948	609,007
Ginnie Mae II Pool 4% 9/20/2045	953,017	913,132
Ginnie Mae II Pool 4% 9/20/2046	385,217	368,153
Ginnie Mae II Pool 4% 9/20/2048	1,811,590	1,720,589
Ginnie Mae II Pool 4% 9/20/2049	5,517,842	5,230,319
Ginnie Mae II Pool 4.5% 1/20/2035	2,297	2,291
Ginnie Mae II Pool 4.5% 1/20/2041	305,544	303,955
Ginnie Mae II Pool 4.5% 1/20/2042	59,319	58,995
Ginnie Mae II Pool 4.5% 1/20/2045	147,802	146,187
Ginnie Mae II Pool 4.5% 1/20/2046	386,953	382,725
Ginnie Mae II Pool 4.5% 1/20/2047	1,663,204	1,645,032
Ginnie Mae II Pool 4.5% 1/20/2050	592,887	580,851
Ginnie Mae II Pool 4.5% 1/20/2051	97,176	95,567
Ginnie Mae II Pool 4.5% 1/20/2055	37,353,092	35,967,375
Ginnie Mae II Pool 4.5% 10/20/2040	26,788	26,652
Ginnie Mae II Pool 4.5% 10/20/2044	7,761	7,676
Ginnie Mae II Pool 4.5% 10/20/2046	27,126	26,944
Ginnie Mae II Pool 4.5% 10/20/2047	1,214,114	1,196,296
Ginnie Mae II Pool 4.5% 10/20/2048	2,226,712	2,185,683
Ginnie Mae II Pool 4.5% 10/20/2049	1,079,984	1,060,084
Ginnie Mae II Pool 4.5% 11/20/2033	18,396	18,358
Ginnie Mae II Pool 4.5% 11/20/2039	3,654	3,637
Ginnie Mae II Pool 4.5% 11/20/2040	963,776	958,805
Ginnie Mae II Pool 4.5% 11/20/2044	151,158	149,506
Ginnie Mae II Pool 4.5% 11/20/2046	52,739	52,320
Ginnie Mae II Pool 4.5% 11/20/2048	1,958,921	1,922,826
Ginnie Mae II Pool 4.5% 11/20/2054	21,606,070	20,819,724
Ginnie Mae II Pool 4.5% 12/20/2034	344	343
Ginnie Mae II Pool 4.5% 12/20/2040	22,738	22,620
Ginnie Mae II Pool 4.5% 12/20/2049	50,822	49,838
Ginnie Mae II Pool 4.5% 12/20/2050	712,288	697,828
Ginnie Mae II Pool 4.5% 12/20/2054	100,832	97,123
Ginnie Mae II Pool 4.5% 2/20/2041	393,435	391,372
Ginnie Mae II Pool 4.5% 2/20/2046	918,171	908,139
Ginnie Mae II Pool 4.5% 2/20/2050	1,216,691	1,193,132
Ginnie Mae II Pool 4.5% 2/20/2055	12,196,266	11,743,812
Ginnie Mae II Pool 4.5% 3/20/2033	3,424	3,416
Ginnie Mae II Pool 4.5% 3/20/2034	21,752	21,709
Ginnie Mae II Pool 4.5% 3/20/2041	900,607	895,883
Ginnie Mae II Pool 4.5% 3/20/2045	407,441	404,341
Ginnie Mae II Pool 4.5% 3/20/2046	79,996	79,350
Ginnie Mae II Pool 4.5% 3/20/2047	2,089,402	2,063,309
Ginnie Mae II Pool 4.5% 3/20/2050	1,709,752	1,675,043
Ginnie Mae II Pool 4.5% 3/20/2055	222,733	214,470
Ginnie Mae II Pool 4.5% 4/20/2041	86,081	85,626
Ginnie Mae II Pool 4.5% 4/20/2045	511,720	508,286
Ginnie Mae II Pool 4.5% 4/20/2046	192,837	190,730
Ginnie Mae II Pool 4.5% 4/20/2047	970,173	958,057
Ginnie Mae II Pool 4.5% 4/20/2050	1,193,376	1,167,658
Ginnie Mae II Pool 4.5% 4/20/2055	3,296,434	3,174,144
Ginnie Mae II Pool 4.5% 5/20/2034	26,001	25,947
Ginnie Mae II Pool 4.5% 5/20/2040	417,050	415,016
Ginnie Mae II Pool 4.5% 5/20/2041	8,512,333	8,466,924
Ginnie Mae II Pool 4.5% 5/20/2044	78,331	77,807
Ginnie Mae II Pool 4.5% 5/20/2045	272,686	269,707
Ginnie Mae II Pool 4.5% 5/20/2046	137,025	135,909
Ginnie Mae II Pool 4.5% 5/20/2049	2,057,378	2,015,611
Ginnie Mae II Pool 4.5% 5/20/2051	2,418,184	2,371,359
Ginnie Mae II Pool 4.5% 6/20/2033	671	670
Ginnie Mae II Pool 4.5% 6/20/2035	3,223	3,215
Ginnie Mae II Pool 4.5% 6/20/2040	6,590	6,558
Ginnie Mae II Pool 4.5% 6/20/2045	1,808,040	1,793,738
Ginnie Mae II Pool 4.5% 6/20/2046	640,921	635,785
Ginnie Mae II Pool 4.5% 6/20/2055	998,002	960,979
Ginnie Mae II Pool 4.5% 7/20/2033	2,431	2,425
Ginnie Mae II Pool 4.5% 7/20/2034	2,111	2,107
Ginnie Mae II Pool 4.5% 7/20/2040	7,233	7,197
Ginnie Mae II Pool 4.5% 7/20/2041	19,060	18,956
Ginnie Mae II Pool 4.5% 7/20/2042	48,256	47,992
Ginnie Mae II Pool 4.5% 7/20/2045	59,802	59,149
Ginnie Mae II Pool 4.5% 7/20/2046	371,120	367,065
Ginnie Mae II Pool 4.5% 7/20/2049	289,702	283,820
Ginnie Mae II Pool 4.5% 7/20/2053	11,993,260	11,622,358
Ginnie Mae II Pool 4.5% 7/20/2055	1,140,528	1,098,217
Ginnie Mae II Pool 4.5% 8/20/2035	1,942	1,936
Ginnie Mae II Pool 4.5% 8/20/2041	136,343	135,593
Ginnie Mae II Pool 4.5% 8/20/2046	1,006,984	998,910
Ginnie Mae II Pool 4.5% 8/20/2048	15,303,639	15,036,003
Ginnie Mae II Pool 4.5% 9/20/2033	2,506	2,501
Ginnie Mae II Pool 4.5% 9/20/2040	11,789	11,729
Ginnie Mae II Pool 4.5% 9/20/2041	2,218	2,206
Ginnie Mae II Pool 4.5% 9/20/2042	55,641	55,331
Ginnie Mae II Pool 4.5% 9/20/2046	544,204	540,848
Ginnie Mae II Pool 4.5% 9/20/2047	1,514,043	1,491,823
Ginnie Mae II Pool 4.5% 9/20/2049	579,539	568,861
Ginnie Mae II Pool 4.5% 9/20/2053	235,788	228,478
Ginnie Mae II Pool 5% 1/20/2039	28,064	28,522
Ginnie Mae II Pool 5% 1/20/2046	32,958	33,522
Ginnie Mae II Pool 5% 1/20/2047	329,968	335,474
Ginnie Mae II Pool 5% 1/20/2049	429,454	432,134
Ginnie Mae II Pool 5% 1/20/2051	27,711	28,048
Ginnie Mae II Pool 5% 1/20/2054	3,308,279	3,283,431
Ginnie Mae II Pool 5% 1/20/2055	91,368,060	90,417,722
Ginnie Mae II Pool 5% 10/20/2039	643,817	654,474
Ginnie Mae II Pool 5% 10/20/2046	68,881	70,037
Ginnie Mae II Pool 5% 10/20/2047	111,368	113,002
Ginnie Mae II Pool 5% 10/20/2048	38,770	39,037
Ginnie Mae II Pool 5% 11/20/2039	1,248	1,269
Ginnie Mae II Pool 5% 11/20/2043	13,216	13,443
Ginnie Mae II Pool 5% 11/20/2044	265,283	269,828
Ginnie Mae II Pool 5% 11/20/2045	23,908	24,318
Ginnie Mae II Pool 5% 11/20/2047	385,110	390,762
Ginnie Mae II Pool 5% 11/20/2048	668,626	673,216
Ginnie Mae II Pool 5% 11/20/2053	20,311,178	20,171,323
Ginnie Mae II Pool 5% 11/20/2054	1,002,471	992,357
Ginnie Mae II Pool 5% 12/20/2044	110,119	111,996
Ginnie Mae II Pool 5% 12/20/2046	30,820	31,340
Ginnie Mae II Pool 5% 12/20/2047	414,685	420,512
Ginnie Mae II Pool 5% 12/20/2050	26,145	26,464
Ginnie Mae II Pool 5% 12/20/2053	8,722,494	8,656,301
Ginnie Mae II Pool 5% 12/20/2054	13,497,856	13,357,462
Ginnie Mae II Pool 5% 2/20/2040	1,987	2,020
Ginnie Mae II Pool 5% 2/20/2045	203,302	206,778
Ginnie Mae II Pool 5% 2/20/2048	90,010	91,106
Ginnie Mae II Pool 5% 2/20/2049	455,875	458,720
Ginnie Mae II Pool 5% 2/20/2051	21,485	21,800
Ginnie Mae II Pool 5% 2/20/2054	718,854	713,005
Ginnie Mae II Pool 5% 2/20/2055	20,189,782	19,979,784
Ginnie Mae II Pool 5% 3/20/2040	3,946	4,011
Ginnie Mae II Pool 5% 3/20/2042	34,148	34,715
Ginnie Mae II Pool 5% 3/20/2044	250,217	254,449
Ginnie Mae II Pool 5% 3/20/2046	130,931	133,173
Ginnie Mae II Pool 5% 3/20/2048	871,113	881,720
Ginnie Mae II Pool 5% 3/20/2049	315,998	317,970
Ginnie Mae II Pool 5% 4/20/2040	58,684	59,663
Ginnie Mae II Pool 5% 4/20/2044	200,410	203,834
Ginnie Mae II Pool 5% 4/20/2045	4,094	4,163
Ginnie Mae II Pool 5% 4/20/2046	69,740	70,922
Ginnie Mae II Pool 5% 4/20/2047	275,335	280,121
Ginnie Mae II Pool 5% 4/20/2048	1,218,729	1,232,046
Ginnie Mae II Pool 5% 4/20/2049	159,858	160,955
Ginnie Mae II Pool 5% 4/20/2055	13,733,426	13,590,581
Ginnie Mae II Pool 5% 5/20/2044	480,151	488,241
Ginnie Mae II Pool 5% 5/20/2046	104,771	106,564
Ginnie Mae II Pool 5% 5/20/2047	144,731	147,085
Ginnie Mae II Pool 5% 5/20/2048	238,060	240,438
Ginnie Mae II Pool 5% 5/20/2051	38,809	39,378
Ginnie Mae II Pool 5% 5/20/2055	19,584,513	19,380,810
Ginnie Mae II Pool 5% 6/20/2040	217,029	220,663
Ginnie Mae II Pool 5% 6/20/2043	27,098	27,547
Ginnie Mae II Pool 5% 6/20/2044	17,593	17,888
Ginnie Mae II Pool 5% 6/20/2045	98,489	100,181
Ginnie Mae II Pool 5% 6/20/2046	56,144	57,100
Ginnie Mae II Pool 5% 6/20/2048	1,232,602	1,242,989
Ginnie Mae II Pool 5% 6/20/2051	25,934	26,315
Ginnie Mae II Pool 5% 6/20/2055	8,980,269	8,886,863
Ginnie Mae II Pool 5% 7/20/2040	114,266	116,179
Ginnie Mae II Pool 5% 7/20/2045	116,804	118,820
Ginnie Mae II Pool 5% 7/20/2046	38,216	38,865
Ginnie Mae II Pool 5% 7/20/2047	25,081	25,449
Ginnie Mae II Pool 5% 7/20/2048	2,361,031	2,378,714
Ginnie Mae II Pool 5% 7/20/2053	38,977,748	38,758,085
Ginnie Mae II Pool 5% 7/20/2055	13,744,089	13,601,134
Ginnie Mae II Pool 5% 8/20/2040	178,537	181,535
Ginnie Mae II Pool 5% 8/20/2044	22,438	22,819
Ginnie Mae II Pool 5% 8/20/2046	274,891	279,573
Ginnie Mae II Pool 5% 8/20/2047	45,595	46,264
Ginnie Mae II Pool 5% 9/20/2040	11,237	11,425
Ginnie Mae II Pool 5% 9/20/2045	94,013	95,635
Ginnie Mae II Pool 5% 9/20/2048	1,307,439	1,316,413
Ginnie Mae II Pool 5.5% 1/20/2033	173,241	177,644
Ginnie Mae II Pool 5.5% 1/20/2049	21,070	21,728
Ginnie Mae II Pool 5.5% 1/20/2055	22,932,398	23,113,213
Ginnie Mae II Pool 5.5% 10/20/2032	129	133
Ginnie Mae II Pool 5.5% 10/20/2043	25,494	26,350
Ginnie Mae II Pool 5.5% 10/20/2053	9,500,222	9,618,919
Ginnie Mae II Pool 5.5% 11/20/2033	17,966	18,466
Ginnie Mae II Pool 5.5% 11/20/2046	146,892	152,037
Ginnie Mae II Pool 5.5% 12/20/2032	23,617	24,218
Ginnie Mae II Pool 5.5% 12/20/2043	45,358	46,826
Ginnie Mae II Pool 5.5% 12/20/2048	123,092	127,092
Ginnie Mae II Pool 5.5% 2/20/2033	90,182	92,474
Ginnie Mae II Pool 5.5% 2/20/2054	14,559,969	14,710,033
Ginnie Mae II Pool 5.5% 2/20/2055	2,941,572	2,964,766
Ginnie Mae II Pool 5.5% 3/20/2041	18,387	19,054
Ginnie Mae II Pool 5.5% 3/20/2045	55,395	57,358
Ginnie Mae II Pool 5.5% 3/20/2054	982,133	991,334
Ginnie Mae II Pool 5.5% 3/20/2055	51,730,346	52,138,224
Ginnie Mae II Pool 5.5% 4/20/2033	1,835	1,883
Ginnie Mae II Pool 5.5% 4/20/2037	888	920
Ginnie Mae II Pool 5.5% 4/20/2045	241,381	249,737
Ginnie Mae II Pool 5.5% 4/20/2048	71,472	74,262
Ginnie Mae II Pool 5.5% 4/20/2055	1,624,838	1,637,649
Ginnie Mae II Pool 5.5% 5/20/2044	57,582	59,526
Ginnie Mae II Pool 5.5% 5/20/2046	81,738	84,706
Ginnie Mae II Pool 5.5% 5/20/2049	39,909	41,281
Ginnie Mae II Pool 5.5% 5/20/2054	918,506	926,825
Ginnie Mae II Pool 5.5% 5/20/2055	19,688,631	19,843,870
Ginnie Mae II Pool 5.5% 6/20/2033	20,760	21,317
Ginnie Mae II Pool 5.5% 6/20/2045	111,966	115,962
Ginnie Mae II Pool 5.5% 6/20/2049	60,647	62,618
Ginnie Mae II Pool 5.5% 6/20/2054	913,119	921,103
Ginnie Mae II Pool 5.5% 6/20/2055	91,268,114	91,987,735
Ginnie Mae II Pool 5.5% 7/20/2038	126,504	131,170
Ginnie Mae II Pool 5.5% 7/20/2048	254,969	263,971
Ginnie Mae II Pool 5.5% 7/20/2053	485,745	491,814
Ginnie Mae II Pool 5.5% 7/20/2054	10,818,311	10,906,146
Ginnie Mae II Pool 5.5% 8/20/2038	1,945	2,013
Ginnie Mae II Pool 5.5% 8/20/2044	76,001	78,713
Ginnie Mae II Pool 5.5% 8/20/2048	15,836	16,396
Ginnie Mae II Pool 5.5% 8/20/2053	32,818,432	33,197,701
Ginnie Mae II Pool 5.5% 8/20/2054	70,302,916	70,873,712
Ginnie Mae II Pool 5.5% 9/20/2048	255,692	264,480
Ginnie Mae II Pool 5.5% 9/20/2053	561,285	568,298
Ginnie Mae II Pool 6% 1/20/2037	13,830	14,469
Ginnie Mae II Pool 6% 1/20/2055	42,651,174	43,523,369
Ginnie Mae II Pool 6% 10/1/2055 (g)	78,600,000	80,094,603
Ginnie Mae II Pool 6% 10/20/2035	56,292	58,711
Ginnie Mae II Pool 6% 10/20/2037	99,692	104,473
Ginnie Mae II Pool 6% 11/20/2037	348,800	365,643
Ginnie Mae II Pool 6% 12/20/2036	44,081	46,118
Ginnie Mae II Pool 6% 12/20/2037	115,912	121,550
Ginnie Mae II Pool 6% 12/20/2054	84,037,989	85,690,873
Ginnie Mae II Pool 6% 4/20/2037	23,469	24,567
Ginnie Mae II Pool 6% 4/20/2055	469,787	479,504
Ginnie Mae II Pool 6% 5/20/2034	29,853	31,020
Ginnie Mae II Pool 6% 7/20/2036	69,499	72,660
Ginnie Mae II Pool 6% 8/20/2053	131,520	135,032
Ginnie Mae II Pool 6% 8/20/2054	6,405,174	6,543,163
Ginnie Mae II Pool 6% 9/1/2055 (g)	155,175,000	158,271,192
Ginnie Mae II Pool 6% 9/20/2037	100,383	105,198
Ginnie Mae II Pool 6% 9/20/2038	16,123	16,927
Ginnie Mae II Pool 6.5% 3/20/2038	108,200	114,345
Ginnie Mae II Pool 6.5% 3/20/2055	36,595,285	37,693,623
Ginnie Mae II Pool 6.5% 5/20/2055	16,861,697	17,367,769
Ginnie Mae II Pool 6.5% 7/20/2053	14,925,382	15,404,821
Ginnie Mae II Pool 6.5% 7/20/2054	19,064,753	19,611,624
Ginnie Mae II Pool 6.5% 8/20/2036	42,335	44,570
Uniform Mortgage Backed Securities 2% 9/1/2055 (g)	31,950,000	25,367,802
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (g)	300,000	249,094
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (g)	26,125,000	21,688,852
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (g)	19,250,000	17,385,909
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (g)	32,500,000	29,365,528
Uniform Mortgage Backed Securities 4% 9/1/2055 (g)	10,550,000	9,846,529
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (g)	7,525,000	7,238,109
Uniform Mortgage Backed Securities 5% 9/1/2040 (g)	18,325,000	18,514,693
Uniform Mortgage Backed Securities 5% 9/1/2055 (g)	5,700,000	5,621,402
Uniform Mortgage Backed Securities 5.5% 9/1/2040 (g)	13,225,000	13,517,397
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (g)	48,900,000	49,186,525
Uniform Mortgage Backed Securities 6% 10/1/2055 (g)	15,050,000	15,363,934
Uniform Mortgage Backed Securities 6% 9/1/2055 (g)	184,750,000	188,762,548
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (g)	127,750,000	132,375,942
Uniform Mortgage Backed Securities 7% 9/1/2055 (g)	30,750,000	32,347,755
TOTAL UNITED STATES		16,499,675,605
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,133,741,853)		16,499,675,605

U.S. Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	16,844,000	15,872,087
Fannie Mae 0.875% 8/5/2030	40,385,000	35,296,547
Fannie Mae 6.625% 11/15/2030	9,666,000	10,963,247
Federal Home Loan Bank 4.375% 9/8/2028	5,990,000	6,119,833
Federal Home Loan Bank 5.5% 7/15/2036	13,190,000	14,375,464
Freddie Mac Non Gold Pool 6.25% 7/15/2032	6,116,000	6,963,533
Freddie Mac Non Gold Pool 6.75% 3/15/2031	20,653,000	23,673,615
		113,264,326
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	6,000,000	6,027,441
Tennessee Valley Authority 4.25% 9/15/2065	5,896,000	4,684,245
Tennessee Valley Authority 4.875% 5/15/2035	6,050,000	6,196,258
Tennessee Valley Authority 5.25% 9/15/2039	15,887,000	16,617,396
Tennessee Valley Authority 5.375% 4/1/2056	4,286,000	4,228,409
		37,753,749
TOTAL UNITED STATES		151,018,075
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $159,610,222)		151,018,075

U.S. Treasury Obligations - 46.8%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.08 to 1.20	172,262,300	107,199,637
US Treasury Bonds 1.125% 8/15/2040	1.83 to 1.88	46,741,200	28,775,051
US Treasury Bonds 1.375% 11/15/2040	1.67 to 2.09	42,617,700	27,160,460
US Treasury Bonds 1.375% 8/15/2050	2.30 to 5.03	41,247,800	19,927,843
US Treasury Bonds 1.625% 11/15/2050	1.58 to 1.84	144,329,200	74,464,847
US Treasury Bonds 1.75% 8/15/2041	1.97 to 3.50	185,755,300	123,048,375
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.35	107,574,100	58,543,842
US Treasury Bonds 1.875% 2/15/2041	2.16	60,554,000	41,614,317
US Treasury Bonds 1.875% 2/15/2051	2.12 to 2.41	176,269,200	96,968,717
US Treasury Bonds 2% 11/15/2041	3.40	67,944,100	46,586,827
US Treasury Bonds 2% 2/15/2050	1.43 to 1.70	17,589,900	10,154,045
US Treasury Bonds 2% 8/15/2051	1.93 to 3.25	272,799,800	153,961,387
US Treasury Bonds 2.25% 2/15/2052	3.15 to 3.20	109,990,100	65,749,160
US Treasury Bonds 2.25% 5/15/2041	1.80 to 2.87	172,934,300	125,316,571
US Treasury Bonds 2.25% 8/15/2046	3.07 to 3.15	25,430,300	16,476,053
US Treasury Bonds 2.25% 8/15/2049	2.21 to 2.22	15,289,700	9,435,417
US Treasury Bonds 2.375% 11/15/2049	2.39	8,121,000	5,139,705
US Treasury Bonds 2.375% 2/15/2042	2.45 to 3.48	48,988,400	35,426,319
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.09	188,570,400	117,171,460
US Treasury Bonds 2.5% 2/15/2045	2.92 to 3.10	56,988,800	39,705,166
US Treasury Bonds 2.5% 2/15/2046	3.09	20,048,400	13,748,034
US Treasury Bonds 2.75% 11/15/2042	2.57	1,066,200	805,855
US Treasury Bonds 2.75% 11/15/2047	3.10	4,358,500	3,060,654
US Treasury Bonds 2.75% 8/15/2047	2.94	7,039,000	4,957,821
US Treasury Bonds 2.875% 5/15/2043	1.91 to 2.99	89,343,900	68,327,143
US Treasury Bonds 2.875% 5/15/2052	2.92 to 3.34	167,800,000	115,709,898
US Treasury Bonds 3% 11/15/2044	2.22 to 2.97	41,912,600	31,976,367
US Treasury Bonds 3% 11/15/2045	2.61	16,313,000	12,301,022
US Treasury Bonds 3% 2/15/2047	2.87	10,813,300	8,032,254
US Treasury Bonds 3% 5/15/2045	1.38 to 2.96	119,853,100	90,863,631
US Treasury Bonds 3% 5/15/2047	2.87 to 2.93	19,395,700	14,362,667
US Treasury Bonds 3% 8/15/2052	3.27 to 4.39	353,800,000	250,202,938
US Treasury Bonds 3.125% 2/15/2043	2.92 to 2.97	23,006,500	18,348,582
US Treasury Bonds 3.125% 8/15/2044	2.41 to 3.09	72,478,200	56,640,581
US Treasury Bonds 3.25% 5/15/2042	3.16 to 4.58	271,300,000	223,091,262
US Treasury Bonds 3.375% 11/15/2048	3.01	4,631,400	3,614,120
US Treasury Bonds 3.375% 5/15/2044	2.17 to 3.20	147,526,800	120,205,529
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.61	273,700,000	228,282,906
US Treasury Bonds 3.625% 2/15/2044	3.33 to 3.44	2,123,200	1,800,905
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	87,850,000	70,317,748
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.04	108,800,000	86,993,250
US Treasury Bonds 3.625% 8/15/2043	2.06 to 3.81	65,327,400	55,717,127
US Treasury Bonds 3.75% 11/15/2043	3.59	1,969,500	1,705,233
US Treasury Bonds 3.875% 2/15/2043	4.12 to 4.28	54,200,000	48,159,664
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.09	57,550,000	50,989,076
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	245,800,000	222,669,837
US Treasury Bonds 4% 11/15/2052	3.60 to 3.97	310,100,000	266,128,788
US Treasury Bonds 4.125% 8/15/2044	4.13 to 4.60	281,250,000	255,487,061
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.03	119,400,000	104,572,945
US Treasury Bonds 4.25% 11/15/2040	4.58	644,300	614,752
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	406,859,000	364,011,662
US Treasury Bonds 4.25% 5/15/2039	4.57	6,384,200	6,199,906
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	290,200,000	259,638,313
US Treasury Bonds 4.375% 11/15/2039	4.71	79,500	77,657
US Treasury Bonds 4.375% 2/15/2038	3.00	20,954,900	20,900,876
US Treasury Bonds 4.375% 5/15/2040	3.99	6,354,800	6,183,022
US Treasury Bonds 4.375% 5/15/2041	3.51	6,610,300	6,372,484
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.23	185,800,000	175,682,610
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.78	105,440,000	98,425,768
US Treasury Bonds 4.5% 2/15/2036	2.16 to 2.94	20,270,200	20,789,624
US Treasury Bonds 4.5% 2/15/2044	4.50 to 4.90	57,150,000	54,779,168
US Treasury Bonds 4.5% 5/15/2038	3.07 to 3.18	5,410,000	5,465,791
US Treasury Bonds 4.5% 8/15/2039	4.57	4,449,500	4,417,867
US Treasury Bonds 4.625% 11/15/2044	4.86	41,850,000	40,597,769
US Treasury Bonds 4.625% 2/15/2040	4.53	8,282,000	8,295,588
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	173,660,000	165,519,688
US Treasury Bonds 4.625% 5/15/2044	4.16 to 4.71	71,850,000	69,890,965
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	108,100,000	102,986,363
US Treasury Bonds 4.75% 11/15/2043	4.30 to 4.69	97,000,000	96,101,992
US Treasury Bonds 4.75% 2/15/2041	4.50	4,764,800	4,803,142
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.91	271,100,000	263,729,469
US Treasury Bonds 4.75% 8/15/2045	4.74	54,950,000	55,010,102
US Treasury Bonds 4.75% 8/15/2055	4.92	57,100,000	55,565,438
US Treasury Bonds 5% 5/15/2045	4.79 to 5.00	223,390,000	227,124,802
US Treasury Bonds 6.25% 5/15/2030	4.68 to 4.69	48,578,300	53,902,937
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.65	251,926,900	236,909,694
US Treasury Notes 0.375% 9/30/2027	0.55	49,873,800	46,667,070
US Treasury Notes 0.5% 10/31/2027	0.61	354,566,400	331,796,589
US Treasury Notes 0.625% 11/30/2027	0.63	37,166,200	34,807,017
US Treasury Notes 0.625% 12/31/2027	0.76	42,643,200	39,828,083
US Treasury Notes 0.625% 5/15/2030	1.39 to 1.69	293,611,700	255,155,450
US Treasury Notes 0.625% 8/15/2030	0.71	30,689,000	26,446,485
US Treasury Notes 0.875% 9/30/2026	1.41	155,613,600	150,781,068
US Treasury Notes 1.125% 10/31/2026	1.23 to 1.83	125,566,200	121,740,355
US Treasury Notes 1.125% 2/28/2027	0.89	143,363,000	138,020,489
US Treasury Notes 1.125% 2/29/2028	1.28	262,029,200	246,747,576
US Treasury Notes 1.125% 8/31/2028	1.12 to 1.30	64,237,900	59,771,359
US Treasury Notes 1.25% 12/31/2026	2.49	111,103,900	107,506,044
US Treasury Notes 1.25% 5/31/2028	1.26	78,200,900	73,450,806
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.79	329,982,900	309,423,418
US Treasury Notes 1.25% 8/15/2031	1.78 to 3.17	214,724,400	185,543,689
US Treasury Notes 1.375% 12/31/2028	1.62 to 1.89	106,426,700	99,076,606
US Treasury Notes 1.5% 1/31/2027	1.61 to 2.95	380,445,400	368,749,675
US Treasury Notes 1.5% 11/30/2028	1.71 to 1.75	41,895,000	39,225,830
US Treasury Notes 1.5% 2/15/2030	0.61 to 0.73	707,689,900	645,656,457
US Treasury Notes 1.625% 5/15/2031	3.75	30,670,000	27,299,894
US Treasury Notes 1.625% 8/15/2029	0.71 to 1.88	16,548,200	15,362,030
US Treasury Notes 1.75% 1/31/2029	2.72	110,873,300	104,320,515
US Treasury Notes 1.875% 2/28/2027	1.70 to 3.00	166,928,500	162,474,899
US Treasury Notes 2% 11/15/2026	2.38 to 2.56	37,465,000	36,676,186
US Treasury Notes 2.25% 11/15/2027	2.72	36,348,700	35,307,935
US Treasury Notes 2.25% 2/15/2027	2.40	24,750,900	24,237,512
US Treasury Notes 2.25% 8/15/2027	2.33 to 3.05	337,064,100	328,295,168
US Treasury Notes 2.375% 5/15/2029	1.68	20,543,700	19,665,778
US Treasury Notes 2.5% 3/31/2027	3.06	5,000,000	4,908,594
US Treasury Notes 2.625% 2/15/2029	2.15 to 2.73	56,726,000	54,931,154
US Treasury Notes 2.625% 5/31/2027	3.26 to 3.40	39,800,000	39,097,281
US Treasury Notes 2.625% 7/31/2029	2.79 to 3.15	603,100,000	581,096,270
US Treasury Notes 2.75% 2/15/2028	2.78	40,000	39,214
US Treasury Notes 2.75% 4/30/2027	2.83 to 3.07	243,000,000	239,373,983
US Treasury Notes 2.75% 5/31/2029	2.88	32,300,000	31,320,906
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.19	73,600,000	72,383,875
US Treasury Notes 2.75% 8/15/2032	2.80 to 4.25	648,086,000	601,732,660
US Treasury Notes 2.875% 4/30/2029	3.10 to 3.41	33,500,000	32,652,031
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.87	139,624,800	137,055,921
US Treasury Notes 2.875% 5/15/2032	3.05	42,500,000	39,920,117
US Treasury Notes 2.875% 8/15/2028	1.76 to 2.65	150,635,300	147,640,247
US Treasury Notes 3.125% 11/15/2028	2.50 to 2.75	19,870,000	19,586,697
US Treasury Notes 3.125% 8/31/2029	3.29 to 3.59	59,600,000	58,482,500
US Treasury Notes 3.25% 6/30/2027	3.00 to 3.05	72,000,000	71,496,562
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.70	160,450,000	153,787,564
US Treasury Notes 3.375% 9/15/2027	3.56 to 3.83	378,750,000	376,974,609
US Treasury Notes 3.5% 1/31/2028	3.49 to 4.20	414,100,000	413,145,628
US Treasury Notes 3.5% 1/31/2030	4.07	125,900,000	125,059,027
US Treasury Notes 3.5% 2/15/2033	3.91 to 3.97	115,200,000	111,663,001
US Treasury Notes 3.5% 4/30/2028	3.76 to 3.86	312,800,000	312,058,789
US Treasury Notes 3.5% 9/30/2026	3.65 to 3.99	1,101,750,000	1,097,661,473
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.89	317,990,000	316,288,257
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	152,800,000	152,931,313
US Treasury Notes 3.625% 3/31/2030	3.47 to 3.73	119,300,000	119,039,031
US Treasury Notes 3.625% 5/31/2028	3.99 to 4.11	199,900,000	200,063,980
US Treasury Notes 3.625% 8/15/2028	3.58	393,600,000	394,122,748
US Treasury Notes 3.625% 8/31/2029	3.71	74,150,000	74,115,242
US Treasury Notes 3.625% 8/31/2030	3.69	171,800,000	171,276,546
US Treasury Notes 3.625% 9/30/2031	3.87 to 3.97	153,460,000	151,733,575
US Treasury Notes 3.75% 12/31/2028	3.84	87,800,000	88,194,414
US Treasury Notes 3.75% 12/31/2030	4.00	20,950,000	20,957,365
US Treasury Notes 3.75% 4/15/2028	3.80	133,810,000	134,322,241
US Treasury Notes 3.75% 5/15/2028	3.83 to 3.97	572,820,000	575,198,234
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	175,600,000	176,066,438
US Treasury Notes 3.75% 6/30/2030	4.08	41,700,000	41,812,394
US Treasury Notes 3.75% 8/31/2031	3.62	72,350,000	72,064,557
US Treasury Notes 3.875% 10/15/2027	4.12	194,800,000	195,781,609
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	55,100,000	55,407,785
US Treasury Notes 3.875% 11/30/2029	3.72	51,600,000	52,039,406
US Treasury Notes 3.875% 12/31/2027	3.64 to 4.01	234,000,000	235,413,103
US Treasury Notes 3.875% 12/31/2029	3.58	36,600,000	36,915,961
US Treasury Notes 3.875% 3/15/2028	3.88	335,500,000	337,885,197
US Treasury Notes 3.875% 3/31/2027	3.70	100,000,000	100,257,812
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	244,540,000	246,612,858
US Treasury Notes 3.875% 5/31/2027	3.89	213,200,000	213,916,220
US Treasury Notes 3.875% 6/15/2028	3.68	314,050,000	316,478,982
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.87	249,400,000	251,445,858
US Treasury Notes 3.875% 7/15/2028	3.88	411,450,000	414,632,311
US Treasury Notes 3.875% 7/31/2030	3.95	131,550,000	132,608,567
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.88	444,400,000	439,747,688
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	252,340,000	247,411,497
US Treasury Notes 3.875% 9/30/2029	3.79 to 3.97	73,200,000	73,849,078
US Treasury Notes 4% 1/15/2027	4.22	67,450,000	67,658,147
US Treasury Notes 4% 1/31/2029	3.87	202,100,000	204,634,144
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	117,950,000	119,350,656
US Treasury Notes 4% 10/31/2029	3.58 to 4.14	138,800,000	140,675,968
US Treasury Notes 4% 12/15/2027	4.22 to 4.48	238,000,000	240,115,844
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	242,150,000	240,731,151
US Treasury Notes 4% 2/28/2030	3.55 to 4.10	140,000,000	141,963,282
US Treasury Notes 4% 2/29/2028	3.65	111,400,000	112,470,485
US Treasury Notes 4% 3/31/2030	3.95	166,150,000	168,428,073
US Treasury Notes 4% 4/30/2032	4.00 to 4.16	229,780,000	231,108,416
US Treasury Notes 4% 5/31/2030	3.95	239,150,000	242,466,338
US Treasury Notes 4% 6/30/2028	4.24	54,700,000	55,311,102
US Treasury Notes 4% 6/30/2032	3.99 to 4.06	142,200,000	142,933,219
US Treasury Notes 4% 7/31/2029	3.63	85,400,000	86,533,087
US Treasury Notes 4% 7/31/2030	4.14	35,300,000	35,764,691
US Treasury Notes 4% 7/31/2032	3.92	127,700,000	128,278,641
US Treasury Notes 4.125% 10/31/2026	4.16	393,600,000	394,860,748
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.27	396,200,000	400,332,243
US Treasury Notes 4.125% 10/31/2029	4.15	23,150,000	23,568,690
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	180,620,000	183,378,689
US Treasury Notes 4.125% 11/15/2027	4.11	171,400,000	173,221,125
US Treasury Notes 4.125% 11/30/2029	4.08	79,800,000	81,261,961
US Treasury Notes 4.125% 11/30/2031	4.32	67,050,000	68,045,273
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	186,500,000	189,086,231
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	131,700,000	133,937,871
US Treasury Notes 4.125% 3/31/2031	4.33	21,850,000	22,235,789
US Treasury Notes 4.125% 3/31/2032	3.88	100,000,000	101,347,656
US Treasury Notes 4.125% 7/31/2028	4.18	52,950,000	53,727,703
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	319,950,000	325,194,300
US Treasury Notes 4.125% 8/31/2030	4.20 to 4.63	258,800,000	263,662,609
US Treasury Notes 4.125% 9/30/2027	3.89 to 4.39	282,400,000	285,246,061
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	418,350,000	424,412,808
US Treasury Notes 4.25% 1/31/2030	4.33	141,900,000	145,242,411
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	308,630,000	310,655,384
US Treasury Notes 4.25% 11/30/2026	4.24	80,000,000	80,425,000
US Treasury Notes 4.25% 12/31/2026	4.25	125,150,000	125,897,966
US Treasury Notes 4.25% 2/15/2028	3.96	176,150,000	178,829,981
US Treasury Notes 4.25% 2/28/2029	4.13 to 4.24	204,400,000	208,671,641
US Treasury Notes 4.25% 2/28/2031	4.15 to 4.27	304,850,000	312,197,361
US Treasury Notes 4.25% 5/15/2035	4.28 to 4.39	287,290,000	288,187,781
US Treasury Notes 4.25% 8/15/2035	4.22	66,400,000	66,534,875
US Treasury Notes 4.375% 1/31/2032	4.44	227,100,000	233,451,703
US Treasury Notes 4.375% 11/30/2028	3.92 to 4.29	247,600,000	253,422,468
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	240,500,000	247,761,972
US Treasury Notes 4.375% 12/15/2026	3.98	29,250,000	29,464,805
US Treasury Notes 4.375% 12/31/2029	4.39	27,450,000	28,227,393
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	126,050,000	128,511,914
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.34	395,900,000	408,240,947
US Treasury Notes 4.5% 12/31/2031	4.49	30,700,000	31,786,492
US Treasury Notes 4.5% 5/31/2029	4.49	78,350,000	80,718,864
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	410,530,000	424,577,844
US Treasury Notes 4.625% 4/30/2029	4.72	31,000,000	32,058,359
US Treasury Notes 4.625% 4/30/2031	4.70	58,900,000	61,405,551
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	160,200,000	166,989,726
US Treasury Notes 4.625% 9/30/2028	4.60	181,900,000	187,335,683
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.87	221,150,000	217,867,305
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.82	191,946,000	199,196,461
US Treasury Notes 4.875% 10/31/2030	4.89	123,100,000	129,678,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,243,954,479)			30,889,868,943

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	224,142,038	224,186,867
Fidelity Securities Lending Cash Central Fund (i)(j)	4.36	395,149,970	395,189,485
TOTAL MONEY MARKET FUNDS (Cost $619,376,352)			619,376,352

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $71,579,246,835)	67,080,362,616
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(920,054,361)
NET ASSETS - 100.0%	66,160,308,255

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(52,600,000)	(47,872,896)
Ginnie Mae II Pool 6% 9/1/2055	(120,950,000)	(123,363,303)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(23,700,000)	(19,675,629)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(19,250,000)	(17,393,428)
Uniform Mortgage Backed Securities 5% 9/1/2040	(18,325,000)	(18,514,693)
Uniform Mortgage Backed Securities 6% 9/1/2055	(30,100,000)	(30,753,736)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(257,573,685)

TOTAL TBA SALE COMMITMENTS (Proceeds $256,512,021)		(257,573,685)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,165,243 or 0.2% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	301,450,832	10,546,556,052	10,623,820,017	10,469,860	-	-	224,186,867	224,142,038	0.4%
Fidelity Securities Lending Cash Central Fund	117,745,288	8,001,525,044	7,724,080,847	1,355,168	-	-	395,189,485	395,149,970	1.4%
Total	419,196,120	18,548,081,096	18,347,900,864	11,825,028	-	-	619,376,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	207,194,337	-	207,194,337	-

Bank Notes
Financials	66,044,434	-	66,044,434	-

Commercial Mortgage Securities	867,629,308	-	867,629,308	-

Foreign Government and Government Agency Obligations	776,489,034	-	776,489,034	-

Municipal Securities
Education	10,964,252	-	10,964,252	-
Electric Utilities	24,694,859	-	24,694,859	-
General Obligations	100,338,924	-	100,338,924	-
Health Care	13,316,248	-	13,316,248	-
Special Tax	21,987,527	-	21,987,527	-
Transportation	64,867,117	-	64,867,117	-
Water & Sewer	10,945,484	-	10,945,484	-

Non-Convertible Corporate Bonds
Communication Services	1,140,727,074	-	1,140,727,074	-
Consumer Discretionary	851,644,636	-	851,644,636	-
Consumer Staples	985,756,005	-	985,756,005	-
Energy	1,108,356,140	-	1,108,356,140	-
Financials	5,925,883,676	-	5,925,883,676	-
Health Care	1,774,429,951	-	1,774,429,951	-
Industrials	1,056,557,435	-	1,056,557,435	-
Information Technology	1,237,863,983	-	1,237,863,983	-
Materials	480,956,311	-	480,956,311	-
Real Estate	590,372,978	-	590,372,978	-
Utilities	1,603,403,928	-	1,603,403,928	-

U.S. Government Agency - Mortgage Securities	16,499,675,605	-	16,499,675,605	-

U.S. Government Agency Obligations
Financials	113,264,326	-	113,264,326	-
Utilities	37,753,749	-	37,753,749	-

U.S. Treasury Obligations	30,889,868,943	-	30,889,868,943	-

Money Market Funds	619,376,352	619,376,352	-	-
Total Investments in Securities:	67,080,362,616	619,376,352	66,460,986,264	-
Other Financial Instruments:

TBA Sale Commitments	(257,573,685)	-	(257,573,685)	-
Total Other Financial Instruments:	(257,573,685)	-	(257,573,685)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $381,208,823) - See accompanying schedule:
Unaffiliated issuers (cost $70,959,870,483)	$66,460,986,264
Fidelity Central Funds (cost $619,376,352)	619,376,352

Total Investment in Securities (cost $71,579,246,835)		$67,080,362,616
Cash		31
Foreign currency held at value (cost $925)		996
Receivable for investments sold
Regular delivery		634,306,096
Delayed delivery		30,440,886
Receivable for TBA sale commitments		256,512,021
Receivable for fund shares sold		105,857,970
Interest receivable		520,284,073
Distributions receivable from Fidelity Central Funds		545,719
Other receivables		788,497
Total assets		68,629,098,905
Liabilities
Payable for investments purchased
Regular delivery	$873,951,850
Delayed delivery	873,791,126
TBA sale commitments, at value	257,573,685
Payable for fund shares redeemed	49,200,865
Distributions payable	16,927,525
Accrued management fee	1,367,619
Other payables and accrued expenses	788,495
Collateral on securities loaned	395,189,485
Total liabilities		2,468,790,650
Net Assets		$66,160,308,255
Net Assets consist of:
Paid in capital		$72,514,314,483
Total accumulated earnings (loss)		(6,354,006,228)
Net Assets		$66,160,308,255
Net Asset Value, offering price and redemption price per share ($66,160,308,255 ÷ 6,316,969,175 shares)		$10.47
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$2,291,599,646
Income from Fidelity Central Funds (including $1,355,168 from security lending)		11,825,028
Total income		2,303,424,674
Expenses
Management fee	$15,319,318
Independent trustees' fees and expenses	152,917
Total expenses before reductions	15,472,235
Expense reductions	(27,402)
Total expenses after reductions		15,444,833
Net Investment income (loss)		2,287,979,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(196,247,572)
Total net realized gain (loss)		(196,247,572)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(111,718,880)
Assets and liabilities in foreign currencies	55
TBA sale commitments	(2,490,074)
Total change in net unrealized appreciation (depreciation)		(114,208,899)
Net gain (loss)		(310,456,471)
Net increase (decrease) in net assets resulting from operations		$1,977,523,370
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,287,979,841	$1,972,899,759
Net realized gain (loss)	(196,247,572)	(1,070,915,038)
Change in net unrealized appreciation (depreciation)	(114,208,899)	2,975,600,934
Net increase (decrease) in net assets resulting from operations	1,977,523,370	3,877,585,655
Distributions to shareholders	(2,197,371,349)	(1,881,357,002)

Share transactions
Proceeds from sales of shares	25,557,701,936	19,678,817,920
Reinvestment of distributions	2,022,983,633	1,751,942,028
Cost of shares redeemed	(20,337,724,687)	(24,303,852,918)

Net increase (decrease) in net assets resulting from share transactions	7,242,960,882	(2,873,092,970)
Total increase (decrease) in net assets	7,023,112,903	(876,864,317)

Net Assets
Beginning of period	59,137,195,352	60,014,059,669
End of period	$66,160,308,255	$59,137,195,352

Other Information
Shares
Sold	2,463,847,853	1,930,888,877
Issued in reinvestment of distributions	194,681,135	172,143,626
Redeemed	(1,961,982,234)	(2,402,920,728)
Net increase (decrease)	696,546,754	(299,888,225)

Financial Highlights
Fidelity® U.S. Bond Index Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.14	$10.55	$12.20	$12.57
Income from Investment Operations
Net investment income (loss) A,B	.383	.351	.304	.236	.222
Net realized and unrealized gain (loss)	(.065)	.364	(.427)	(1.626)	(.245)
Total from investment operations	.318	.715	(.123)	(1.390)	(.023)
Distributions from net investment income	(.368)	(.335)	(.287)	(.230)	(.224)
Distributions from net realized gain	-	-	-	(.030)	(.123)
Total distributions	(.368)	(.335)	(.287)	(.260)	(.347)
Net asset value, end of period	$10.47	$10.52	$10.14	$10.55	$12.20
Total Return C	3.11%	7.21%	(1.16)%	(11.52)%	(.17)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03% F	.02% F	.02% F	.02% F	.03%
Expenses net of fee waivers, if any	.03 % F	.02% F	.02% F	.02% F	.03%
Expenses net of all reductions, if any	.02% F	.02% F	.02% F	.02% F	.02%
Net investment income (loss)	3.70%	3.45%	2.97%	2.08%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$66,160,308	$59,137,195	$60,014,060	$55,576,531	$59,844,299
Portfolio turnover rate G	45%	43%	34%	50% H	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$788,394

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$563,934,730
Gross unrealized depreciation	(4,886,416,518)
Net unrealized appreciation (depreciation)	$(4,322,481,788)
Tax Cost	$71,401,782,739

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,029,731,271)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,322,481,717)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(557,341,492)
Long-term	(1,472,389,779)
Total capital loss carryforward	$(2,029,731,271)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$2,197,371,349	$ 1,881,357,002
Total	$2,197,371,349	$ 1,881,357,002

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	12,020,202,924	11,288,463,242
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2026.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Bond Index Fund	144,268	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $27,402.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,839,339,287 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,197,371,349 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.925929.114
UII-UDV-ANN-1025
Fidelity® Series Government Money Market Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Government Money Market Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 47.4%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.37%, dated 9/2/2025 due 9/3/2025 (b)	45,005,463	45,000,000
Fixed Income Clearing Corp - ING 4.36%, dated 9/2/2025 due 9/3/2025 (b)	10,001,211	10,000,000
Investments in repurchase agreements in a joint trading account at 4.34%, dated 8/29/2025 due 9/2/2025 (Collateralized by U.S. Government Obligations)#	188,924,006	188,833,000
Repurchase Agreements*	978,200,975	976,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,219,833,000)		1,219,833,000

U.S. Government Agency - Debt - 33.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae 0.65% 12/17/2025	4.31	1,000,000	989,526
Fannie Mae U.S. SOFR Index + 0.1%, 4.44% 6/18/2026 (d)(e)	4.44	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.12%, 4.46% 7/29/2026 (d)(e)	4.46	11,000,000	11,004,284
Fannie Mae U.S. SOFR Index + 0.135%, 4.475% 8/21/2026 (d)(e)	4.47 to 4.48	2,000,000	2,000,642
Fannie Mae U.S. SOFR Index + 0.14%, 4.48% 10/23/2026 (d)(e)	4.48	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 4.48% 9/11/2026 (d)(e)	4.48	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp 0% 10/28/2025	4.21	1,000,000	993,382
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.355% 3/27/2026 (d)(e)	4.35	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.36% 1/13/2026 (d)(e)	4.36	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.38% 7/14/2026 (d)(e)	4.38	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.43% 6/4/2026 (d)(e)	4.43	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.385% 10/2/2026 (d)(e)	4.39	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.385% 6/18/2026 (d)(e)	4.39	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.39% 7/2/2026 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.39% 8/18/2026 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.39% 8/28/2026 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 11/18/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.395% 2/13/2026 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.4% 10/5/2026 (d)(e)	4.40	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.405% 11/13/2026 (d)(e)	4.41	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.405% 9/5/2025 (d)(e)	4.40	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 10/21/2026 (d)(e)	4.41	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 12/17/2025 (d)(e)	4.41	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.41% 5/28/2026 (d)(e)	4.41	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.415% 10/9/2025 (d)(e)	4.41	5,000,000	5,000,268
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.415% 4/1/2027 (d)(e)	4.42	5,000,000	4,999,605
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.415% 4/2/2027 (d)(e)	4.42	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 1/28/2026 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 1/8/2026 (d)(e)	4.42	1,000,000	999,952
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 10/21/2025 (d)(e)	4.42	1,000,000	999,987
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 12/22/2026 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 2/10/2026 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.42% 3/11/2027 (d)(e)	4.42	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.47% 3/4/2026 (d)(e)	4.47	1,000,000	999,976
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.425% 3/26/2027 (d)(e)	4.43	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.425% 4/8/2027 (d)(e)	4.43	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 1/19/2027 (d)(e)	4.43	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 1/23/2026 (d)(e)	4.43	2,000,000	2,000,556
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 2/19/2027 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 2/2/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 2/24/2027 (d)(e)	4.43	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 2/9/2026 (d)(e)	4.43	15,000,000	15,003,768
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 5/21/2026 (d)(e)	4.43	1,000,000	1,000,180
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 5/28/2026 (d)(e)	4.43	2,000,000	2,000,725
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.43% 9/22/2025 (d)(e)	4.43	1,000,000	1,000,019
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 12/12/2025 (d)(e)	4.43	1,000,000	1,000,032
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 2/25/2027 (d)(e)	4.43	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 4/17/2026 (d)(e)	4.44	1,000,000	999,940
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 5/5/2026 (d)(e)	4.44	1,000,000	999,968
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.435% 6/3/2026 (d)(e)	4.43	6,000,000	6,001,449
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 1/8/2027 (d)(e)	4.44	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 2/25/2026 (d)(e)	4.44	1,000,000	1,000,091
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 4/8/2026 (d)(e)	4.44	1,000,000	1,000,365
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 6/18/2026 (d)(e)	4.44	2,000,000	2,000,411
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 6/23/2027 (d)(e)	4.44	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.44% 6/24/2026 (d)(e)	4.44	2,000,000	2,000,418
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 1/8/2026 (d)(e)	4.44	1,000,000	1,000,006
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 3/18/2026 (d)(e)	4.44	1,000,000	1,000,012
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 4/16/2027 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.445% 6/12/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.45% 3/11/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.45% 6/24/2027 (d)(e)	4.45	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.45% 7/21/2027 (d)(e)	4.45	6,000,000	5,998,722
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 10/16/2026 (d)(e)	4.46	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 2/10/2027 (d)(e)	4.45	1,000,000	1,000,278
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 5/27/2027 (d)(e)	4.46	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 5/6/2027 (d)(e)	4.46	1,000,000	999,977
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 6/16/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.455% 7/8/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 2/18/2027 (d)(e)	4.46	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 5/26/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 5/28/2027 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 7/10/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 7/15/2026 (d)(e)	4.46	4,000,000	4,000,090
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.46% 7/23/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 10/21/2025 (d)(e)	4.47	1,000,000	999,993
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 4/29/2027 (d)(e)	4.46 to 4.47	7,000,000	7,000,381
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.465% 8/27/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 1/27/2027 (d)(e)	4.47	6,000,000	6,001,200
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 5/5/2027 (d)(e)	4.47	2,000,000	2,000,043
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 6/24/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 6/26/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 7/2/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 7/29/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 7/29/2027 (d)(e)	4.47	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 8/12/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.47% 8/6/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 1/8/2027 (d)(e)	4.48	1,000,000	999,994
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 10/15/2026 (d)(e)	4.47	1,000,000	1,000,687
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 11/18/2026 (d)(e)	4.47	2,000,000	2,001,419
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 11/23/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 12/18/2026 (d)(e)	4.47	1,000,000	1,000,228
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 2/10/2027 (d)(e)	4.48	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.475% 8/19/2026 (d)(e)	4.48	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 1/30/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 10/23/2026 (d)(e)	4.48	2,000,000	2,000,389
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 10/9/2026 (d)(e)	4.48	9,000,000	9,001,663
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 12/2/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 8/12/2027 (d)(e)	4.48	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 8/26/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.48% 9/3/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 1/12/2026 (d)(e)	4.48	5,000,000	5,000,189
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 1/21/2027 (d)(e)	4.48	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 1/8/2027 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.485% 12/16/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 11/27/2026 (d)(e)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.49% 12/15/2025 (d)(e)	4.49	2,000,000	1,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 10/6/2025 (d)(e)	4.50	1,000,000	999,995
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 11/14/2025 (d)(e)	4.49	3,000,000	3,000,044
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 11/28/2025 (d)(e)	4.49	4,000,000	4,000,037
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 12/1/2025 (d)(e)	4.49	4,000,000	4,000,016
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.495% 9/15/2025 (d)(e)	4.49 to 4.50	3,000,000	3,000,003
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 10/17/2025 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 10/27/2025 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 10/6/2025 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.5% 11/3/2025 (d)(e)	4.50	2,000,000	2,000,029
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 4.525% 5/10/2027 (d)(e)	4.52	1,000,000	1,001,364
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.61% 11/24/2026 (d)(e)	4.59	5,000,000	5,012,458
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.62% 11/20/2026 (d)(e)	4.60	5,000,000	5,012,633
Federal Home Loan Bank 4.16% 6/9/2026	4.16	5,000,000	5,000,000
Federal Home Loan Bank 4.2% 1/15/2026	4.28	1,000,000	999,753
Federal Home Loan Bank 4.21% 1/2/2026	4.28	3,000,000	2,999,370
Federal Home Loan Bank 4.21% 1/5/2026	4.29	3,000,000	2,999,281
Federal Home Loan Bank 4.3% 6/2/2026	4.33	37,000,000	36,992,861
Federal Home Loan Bank 4.33% 4/14/2026	4.33	2,000,000	2,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	2,000,000	2,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	2,000,000	2,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	2,000,000	2,000,000
Federal Home Loan Bank 4.34% 3/6/2026	4.34	5,000,000	5,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	5,000,000	5,000,000
Federal Home Loan Bank 4.35% 6/5/2026	4.38	28,000,000	27,993,520
Federal Home Loan Bank 4.35% 6/5/2026	4.38	6,000,000	5,998,633
Federal Home Loan Bank 4.37% 2/13/2026	4.37	10,000,000	10,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	3,000,000	3,000,000
Federal Home Loan Bank Discount Notes 0% 10/1/2025	4.31	2,000,000	1,992,867
Federal Home Loan Bank Discount Notes 0% 10/10/2025	4.24 to 4.33	3,000,000	2,986,242
Federal Home Loan Bank Discount Notes 0% 10/14/2025	4.30	3,000,000	2,984,753
Federal Home Loan Bank Discount Notes 0% 10/15/2025	4.25	1,000,000	994,842
Federal Home Loan Bank Discount Notes 0% 10/2/2025	4.30	1,000,000	996,327
Federal Home Loan Bank Discount Notes 0% 10/22/2025	4.31	4,000,000	3,975,860
Federal Home Loan Bank Discount Notes 0% 11/12/2025	4.20	3,000,000	2,975,070
Federal Home Loan Bank Discount Notes 0% 11/13/2025	4.22	2,000,000	1,983,230
Federal Home Loan Bank Discount Notes 0% 11/14/2025	4.19	3,000,000	2,974,408
Federal Home Loan Bank Discount Notes 0% 11/19/2025	4.20	1,000,000	990,871
Federal Home Loan Bank Discount Notes 0% 11/26/2025	4.16	4,000,000	3,960,688
Federal Home Loan Bank Discount Notes 0% 11/5/2025	4.22	1,000,000	992,453
Federal Home Loan Bank Discount Notes 0% 11/7/2025	4.21	4,000,000	3,968,957
Federal Home Loan Bank Discount Notes 0% 12/17/2025	4.14	1,000,000	987,858
Federal Home Loan Bank Discount Notes 0% 12/26/2025	4.09	1,000,000	986,998
Federal Home Loan Bank Discount Notes 0% 2/18/2026	4.05	1,000,000	981,253
Federal Home Loan Bank Discount Notes 0% 2/20/2026	4.07	2,000,000	1,961,873
Federal Home Loan Bank Discount Notes 0% 2/25/2026	4.01	4,000,000	3,922,656
Federal Home Loan Bank Discount Notes 0% 2/27/2026	4.01	2,000,000	1,960,918
Federal Home Loan Bank Discount Notes 0% 2/9/2026	4.05	1,000,000	982,245
Federal Home Loan Bank Discount Notes 0% 3/6/2026	4.00	1,000,000	979,773
Federal Home Loan Bank Discount Notes 0% 9/10/2025	4.28	1,000,000	998,941
Federal Home Loan Bank Discount Notes 0% 9/17/2025	4.28 to 4.31	5,000,000	4,990,494
Federal Home Loan Bank Discount Notes 0% 9/19/2025	4.28	2,000,000	1,995,765
Federal Home Loan Bank Discount Notes 0% 9/24/2025	4.31	1,000,000	997,262
Federal Home Loan Bank Discount Notes 0% 9/3/2025	4.28	3,000,000	2,999,294
Federal Home Loan Bank Discount Notes 0% 9/5/2025	4.28 to 4.32	4,000,000	3,998,113
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 10/22/2025 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 12/5/2025 (d)(e)	4.34	1,000,000	999,988
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.34% 9/5/2025 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/15/2026 (d)(e)	4.34	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/20/2026 (d)(e)	4.34	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/26/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/27/2026 (d)(e)	4.34	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/27/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/27/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/27/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 1/30/2026 (d)(e)	4.34	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 10/2/2025 (d)(e)	4.34	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 12/29/2025 (d)(e)	4.34	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 2/2/2026 (d)(e)	4.34	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 2/2/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 2/3/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 2/3/2026 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/22/2025 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/23/2025 (d)(e)	4.34	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.345% 9/25/2025 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 1/26/2026 (d)(e)	4.35	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 10/23/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 10/8/2025 (d)(e)	4.35	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 2/18/2026 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 2/24/2026 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 2/25/2026 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 3/3/2026 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 3/9/2026 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/3/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/4/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/5/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.35% 9/8/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/2/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 1/29/2026 (d)(e)	4.35	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 10/3/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 4/6/2026 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 4/8/2026 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 9/15/2025 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.355% 9/30/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 10/15/2025 (d)(e)	4.36	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 10/22/2025 (d)(e)	4.36	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 10/24/2025 (d)(e)	4.36	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 11/4/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 2/23/2026 (d)(e)	4.36	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.36% 3/2/2026 (d)(e)	4.36	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 1/5/2026 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 11/24/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 11/25/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 12/4/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 2/12/2026 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 2/19/2026 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.365% 2/20/2026 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.37% 10/20/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.37% 10/21/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.37% 12/30/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/17/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/19/2026 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/23/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/24/2026 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/24/2026 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/26/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/27/2026 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.375% 3/30/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 4/20/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 4/21/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.38% 4/23/2026 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.385% 2/5/2026 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.405% 8/10/2026 (d)(e)	4.41	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.405% 8/12/2026 (d)(e)	4.40 to 4.41	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.41% 11/28/2025 (d)(e)	4.41	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.41% 12/24/2026 (d)(e)	4.41	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.41% 12/30/2026 (d)(e)	4.41	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.415% 11/18/2026 (d)(e)	4.42	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.415% 4/5/2027 (d)(e)	4.42	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.42% 11/13/2026 (d)(e)	4.42	1,000,000	1,000,103
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.42% 2/27/2026 (d)(e)	4.42	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.425% 1/2/2026 (d)(e)	4.42	1,000,000	1,000,039
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 1/12/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 1/16/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 3/1/2027 (d)(e)	4.43	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 5/13/2026 (d)(e)	4.43	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.43% 5/22/2026 (d)(e)	4.43	6,000,000	6,001,216
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.435% 12/23/2025 (d)(e)	4.43	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.435% 9/22/2025 (d)(e)	4.43	1,000,000	1,000,018
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 10/16/2025 (d)(e)	4.44	1,000,000	1,000,038
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 4/17/2026 (d)(e)	4.44	5,000,000	4,999,988
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/10/2027 (d)(e)	4.44	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/22/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/24/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/25/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.44% 6/26/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.445% 2/20/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.45% 4/10/2026 (d)(e)	4.45	1,000,000	1,000,274
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.45% 4/15/2026 (d)(e)	4.45	6,000,000	6,001,612
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.45% 4/24/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.46% 12/19/2025 (d)(e)	4.46	1,000,000	1,000,253
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.465% 10/16/2025 (d)(e)	4.47	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 10/3/2025 (d)(e)	4.47	2,000,000	2,000,095
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/12/2026 (d)(e)	4.47	1,000,000	1,000,119
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/20/2026 (d)(e)	4.47	1,000,000	1,000,146
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/5/2027 (d)(e)	4.47	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 2/9/2026 (d)(e)	4.47	1,000,000	1,000,093
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.47% 6/24/2027 (d)(e)	4.47	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.475% 1/6/2027 (d)(e)	4.47	3,000,000	3,002,724
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.475% 11/14/2025 (d)(e)	4.48	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 1/16/2026 (d)(e)	4.48	1,000,000	1,000,163
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 8/21/2026 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 9/10/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.48% 9/4/2026 (d)(e)	4.48	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 1/2/2026 (d)(e)	4.48	3,000,000	3,000,034
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 10/10/2025 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 9/25/2026 (d)(e)	4.48	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.485% 9/26/2025 (d)(e)	4.48	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 12/8/2025 (d)(e)	4.49	6,000,000	5,999,992
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.49% 12/8/2025 (d)(e)	4.49	2,000,000	1,999,996
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 11/14/2025 (d)(e)	4.49	2,000,000	2,000,029
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 12/11/2025 (d)(e)	4.49	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 12/8/2025 (d)(e)	4.49	3,000,000	3,000,031
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.495% 9/26/2025 (d)(e)	4.49	2,000,000	2,000,026
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 10/14/2025 (d)(e)	4.50	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.5% 10/20/2025 (d)(e)	4.50	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.53% 12/18/2026 (d)(e)	4.53	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.53% 12/22/2026 (d)(e)	4.53	4,000,000	4,000,000
Freddie Mac 0.64% 11/24/2025	4.36	650,000	644,595
Freddie Mac U.S. SOFR Index + 0.08%, 4.42% 11/5/2026 (d)(e)	4.42	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.43% 1/26/2026 (d)(e)	4.43	12,000,000	12,000,111
Freddie Mac U.S. SOFR Index + 0.1%, 4.44% 2/9/2026 (d)(e)	4.44	1,000,000	1,000,037
Freddie Mac U.S. SOFR Index + 0.11%, 4.45% 3/5/2026 (d)(e)	4.45	5,000,000	5,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.45% 5/7/2026 (d)(e)	4.45	2,000,000	2,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.455% 4/2/2026 (d)(e)	4.45 to 4.46	8,000,000	8,000,098
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 10/16/2026 (d)(e)	4.48	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 10/29/2026 (d)(e)	4.48	4,000,000	4,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.48% 9/23/2026 (d)(e)	4.48	9,000,000	9,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.53% 9/4/2026 (d)(e)	4.53	3,000,000	3,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $851,182,640)			851,182,640

U.S. Treasury Obligations - 23.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026	4.21	4,000,000	3,934,458
US Treasury Bills 0% 1/29/2026	4.22	3,000,000	2,948,344
US Treasury Bills 0% 1/8/2026	4.23	21,000,000	20,688,089
US Treasury Bills 0% 10/14/2025	4.22	1,000,000	994,988
US Treasury Bills 0% 10/2/2025	4.27	26,000,000	25,904,959
US Treasury Bills 0% 10/21/2025	4.22 to 4.25	34,000,000	33,801,028
US Treasury Bills 0% 10/28/2025	4.17 to 4.25	14,000,000	13,909,541
US Treasury Bills 0% 10/7/2025	4.26	6,000,000	5,974,590
US Treasury Bills 0% 10/9/2025	4.23 to 4.30	28,000,000	27,874,442
US Treasury Bills 0% 11/12/2025	4.29	18,000,000	17,847,720
US Treasury Bills 0% 11/13/2025	4.19	25,000,000	24,789,618
US Treasury Bills 0% 11/18/2025	4.29	25,500,000	25,266,292
US Treasury Bills 0% 11/20/2025	4.17 to 4.31	34,000,000	33,687,261
US Treasury Bills 0% 11/25/2025	4.29	2,000,000	1,980,025
US Treasury Bills 0% 11/28/2025	4.29	2,000,000	1,979,271
US Treasury Bills 0% 12/11/2025	4.24 to 4.25	17,000,000	16,801,783
US Treasury Bills 0% 12/16/2025	4.10 to 4.16	7,000,000	6,916,312
US Treasury Bills 0% 12/18/2025	4.24	12,000,000	11,850,420
US Treasury Bills 0% 12/23/2025	4.14	5,000,000	4,935,962
US Treasury Bills 0% 12/30/2025	4.07 to 4.08	23,900,000	23,582,444
US Treasury Bills 0% 12/9/2025	4.17	7,000,000	6,920,830
US Treasury Bills 0% 2/12/2026	4.05 to 4.06	14,400,000	14,139,431
US Treasury Bills 0% 2/26/2026	4.01	2,000,000	1,961,137
US Treasury Bills 0% 5/14/2026	4.09	5,900,000	5,735,759
US Treasury Bills 0% 7/9/2026	4.07 to 4.10	20,000,000	19,321,713
US Treasury Bills 0% 8/6/2026	3.91	7,000,000	6,752,177
US Treasury Bills 0% 9/16/2025	4.28 to 4.32	34,500,000	34,439,016
US Treasury Bills 0% 9/18/2025	4.19 to 4.29	17,800,000	17,764,495
US Treasury Bills 0% 9/23/2025	4.29 to 4.31	80,100,000	79,892,651
US Treasury Bills 0% 9/30/2025	4.26	26,000,000	25,914,157
US Treasury Bills 0% 9/9/2025	4.31	13,500,000	13,487,100
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	9,000,000	8,971,989
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	2,000,000	1,968,760
US Treasury Notes 0.375% 11/30/2025	4.44	2,000,000	1,980,626
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	7,000,000	6,912,644
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	6,000,000	5,895,204
US Treasury Notes 0.625% 7/31/2026	4.06 to 4.11	5,000,000	4,847,352
US Treasury Notes 0.75% 3/31/2026	4.13	1,000,000	981,039
US Treasury Notes 0.75% 4/30/2026	4.00 to 4.07	3,000,000	2,936,147
US Treasury Notes 1.625% 2/15/2026	4.15	1,000,000	988,771
US Treasury Notes 1.625% 5/15/2026	4.06 to 4.07	2,000,000	1,966,746
US Treasury Notes 2.5% 2/28/2026	4.13	1,000,000	992,196
US Treasury Notes 3.75% 8/31/2026	3.96	1,000,000	997,926
US Treasury Notes 4.125% 6/15/2026	4.13	4,000,000	3,999,886
US Treasury Notes 4.25% 1/31/2026	4.28	3,000,000	2,999,591
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	7,000,000	6,999,036
US Treasury Notes 4.375% 7/31/2026	4.07 to 4.08	3,000,000	3,007,984
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.13	5,000,000	5,010,456
US Treasury Notes 4.625% 2/28/2026	4.14 to 4.17	2,000,000	2,004,540
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	4,000,000	4,020,829
US Treasury Notes 5% 9/30/2025	4.30	2,000,000	2,001,076
TOTAL U.S. TREASURY OBLIGATIONS (Cost $601,478,811)			601,478,811

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $2,672,494,451)	2,672,494,451
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(95,291,456)
NET ASSETS - 100.0%	2,577,202,995

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.34	8/29/2025	9/2/2025	4,000,000	4,001,929	Agency Mortgage-Backed Securities	4.00 - 6.50	9/1/2047 - 8/20/2055	2,983,693
						U.S. Treasuries (including strips)	0.38 - 4.38	12/15/2026 - 12/31/2029	1,098,360
									4,082,053
ABN AMRO Bank NV	4.33	8/29/2025	9/2/2025	3,000,000	3,001,443	U.S. Treasuries (including strips)	0.38	9/30/2027	3,061,527
BMO Capital Markets Corp	4.34	8/29/2025	9/2/2025	1,000,000	1,000,482	Agency Collateralized Mortgage Obligation	2.50 - 5.36	3/15/2027 - 7/25/2055	1,030,497
BMO Chicago Branch	4.36	8/29/2025	9/17/2025	1,000,000	1,002,301	Agency Mortgage-Backed Securities	6.00	5/20/2055	1,020,494
BMO Chicago Branch	4.36	8/11/2025	9/11/2025	2,000,000	2,007,509	Agency Mortgage-Backed Securities	5.50	6/20/2055	2,045,436
BMO Chicago Branch	4.37	8/19/2025	9/10/2025	5,000,000	5,013,353	Agency Mortgage-Backed Securities	5.50	6/20/2055	5,108,668
BMO Chicago Branch	4.34	8/29/2025	9/2/2025	2,000,000	2,000,964	Agency Mortgage-Backed Securities	5.50	6/20/2055	2,040,985
BMO Chicago Branch	4.33	8/29/2025	9/2/2025	1,000,000	1,000,481	U.S. Treasuries (including strips)	0.00	10/23/2025	1,020,512
BNP Paribas, SA	4.29	8/28/2025	10/3/2025	7,000,000	7,030,030	U.S. Treasuries (including strips)	2.25 - 5.25	4/30/2027 - 5/15/2053	7,144,255
BNP Paribas, SA	4.29	8/29/2025	10/3/2025	10,000,000	10,041,708	U.S. Treasuries (including strips)	2.25 - 4.50	10/31/2026 - 11/15/2042	10,204,871
BNP Paribas, SA	4.37	8/25/2025	9/18/2025	13,000,000	13,037,873	Agency Mortgage-Backed Securities	2.50 - 6.56	12/1/2031 - 9/20/2052	13,272,877
Barclays Bank PLC	4.36	8/11/2025	9/10/2025	4,000,000	4,014,533	Agency Mortgage-Backed Securities	2.50 - 6.00	10/20/2047 - 8/20/2055	4,091,847
Barclays Bank PLC	4.35	8/29/2025	9/2/2025	6,000,000	6,002,900	Agency Collateralized Mortgage Obligation	1.25 - 5.35	7/20/2050 - 6/20/2055	5,870,025
						Agency Debentures and Agency Strips	5.50	11/25/2054	312,962
									6,182,987
Barclays Bank PLC	4.33	8/29/2025	9/2/2025	12,000,000	12,005,773	U.S. Treasuries (including strips)	0.00 - 6.00	10/2/2025 - 8/15/2033	12,245,989
Barclays Capital Inc.	4.33	8/29/2025	9/2/2025	6,000,000	6,002,887	U.S. Treasuries (including strips)	2.88	5/15/2032	6,123,022
BofA Securities, Inc.	4.40(f)	8/5/2025	12/5/2025	2,000,000	2,029,822	Agency Mortgage-Backed Securities	2.50 - 5.00	8/1/2040 - 7/1/2055	2,046,986
BofA Securities, Inc.	4.40(f)	8/1/2025	12/1/2025	8,000,000	8,119,289	Agency Mortgage-Backed Securities	3.00 - 6.50	12/1/2029 - 9/1/2055	8,191,965
BofA Securities, Inc.	4.26	8/7/2025	11/7/2025	1,000,000	1,010,886	Agency Mortgage-Backed Securities	4.00 - 4.60	4/1/2035 - 5/1/2050	1,023,138
BofA Securities, Inc.	4.27	8/27/2025	10/27/2025	3,000,000	3,021,706	U.S. Treasuries (including strips)	1.50	11/30/2028	3,062,187
BofA Securities, Inc.	4.36(f)	7/11/2025	10/10/2025	1,000,000	1,011,021	Agency Mortgage-Backed Securities	1.50 - 5.50	11/1/2026 - 5/1/2053	1,026,542
BofA Securities, Inc.	4.35(f)	7/3/2025	9/3/2025	1,000,000	1,007,491	U.S. Treasuries (including strips)	0.50 - 4.38	11/30/2026 - 11/15/2039	1,027,587
Canadian Imperial Bank of Commerce	4.29	8/26/2025	10/7/2025	3,000,000	3,015,015	U.S. Treasuries (including strips)	0.50 - 4.63	1/31/2026 - 2/15/2035	3,062,600
Canadian Imperial Bank of Commerce	4.29	8/28/2025	9/29/2025	3,000,000	3,011,440	U.S. Treasuries (including strips)	0.00 - 4.50	12/18/2025 - 8/15/2043	3,061,896
Canadian Imperial Bank of Commerce	4.40	7/31/2025	9/18/2025	1,000,000	1,005,989	Agency Mortgage-Backed Securities	1.60 - 7.00	10/15/2038 - 12/1/2054	26,008
						U.S. Treasuries (including strips)	0.63 - 1.75	7/15/2032 - 1/15/2034	949
						Agency Collateralized Mortgage Obligation	2.35 - 8.00	4/20/2038 - 3/20/2075	1,026,519
									1,053,476
Canadian Imperial Bank of Commerce	4.36	7/31/2025	9/18/2025	1,000,000	1,005,934	Agency Mortgage-Backed Securities	2.00 - 7.50	2/1/2028 - 8/20/2073	1,022,206
						U.S. Treasuries (including strips)	1.13 - 1.75	1/15/2033 - 1/15/2034	1,897
									1,024,103
Canadian Imperial Bank of Commerce	4.37	8/13/2025	9/15/2025	2,000,000	2,008,012	Agency Mortgage-Backed Securities	1.49 - 7.00	11/1/2028 - 6/1/2060	2,044,953
Canadian Imperial Bank of Commerce	4.37	8/25/2025	9/15/2025	1,000,000	1,002,549	U.S. Treasuries (including strips)	0.00 - 4.63	12/18/2025 - 2/15/2054	1,027,688
Canadian Imperial Bank of Commerce	4.37	8/25/2025	9/4/2025	1,000,000	1,001,214	U.S. Treasuries (including strips)	1.13 - 4.25	4/30/2029 - 8/15/2035	1,020,994
Canadian Imperial Bank of Commerce	4.33	7/2/2025	9/2/2025	3,000,000	3,022,371	U.S. Treasuries (including strips)	0.00 - 4.88	11/30/2025 - 2/15/2054	3,107,964
Citibank NA	4.39	8/27/2025	9/3/2025	3,000,000	3,002,561	Agency Mortgage-Backed Securities	2.00 - 7.06	9/1/2029 - 8/1/2055	3,062,239
Citigroup Global Capital Markets, Inc.	4.42(f)	8/27/2025	10/28/2025	10,000,000	10,076,122	Agency Mortgage-Backed Securities	4.17 - 5.75	8/1/2030 - 6/15/2060	10,207,532
Citigroup Global Capital Markets, Inc.	4.41(f)	8/27/2025	10/28/2025	6,000,000	6,045,570	U.S. Treasuries (including strips)	0.00 - 0.75	1/2/2026 - 8/31/2026	6,124,560
Citigroup Global Capital Markets, Inc.	4.42(f)	8/20/2025	10/21/2025	6,000,000	6,045,674	Agency Mortgage-Backed Securities	4.17 - 5.75	8/1/2030 - 6/15/2060	6,129,771
Citigroup Global Capital Markets, Inc.	4.42(f)	8/7/2025	10/8/2025	6,000,000	6,045,674	Agency Mortgage-Backed Securities	4.00 - 5.75	6/1/2055 - 6/15/2060	6,139,551
Citigroup Global Capital Markets, Inc.	4.39	8/27/2025	9/3/2025	5,000,000	5,004,268	Agency Mortgage-Backed Securities	5.75	6/15/2060	2,894
						U.S. Treasuries (including strips)	1.25 - 6.50	11/15/2026 - 12/15/2026	5,100,838
									5,103,732
Credit AG	4.34	8/29/2025	9/2/2025	1,000,000	1,000,482	U.S. Treasuries (including strips)	3.88	6/15/2028	1,020,581
Fixed Income Clearing Corp - BNP	4.33	8/29/2025	9/2/2025	29,000,000	29,013,952	U.S. Treasuries (including strips)	0.63 - 4.75	10/31/2025 - 5/15/2055	29,594,248
Fixed Income Clearing Corp - BNP	4.33	8/29/2025	9/2/2025	31,000,000	31,014,914	U.S. Treasuries (including strips)	3.63 - 4.50	12/15/2027 - 8/15/2044	31,635,214
Fixed Income Clearing Corp - BNYM	4.33	8/29/2025	9/2/2025	68,000,000	68,032,716	U.S. Treasuries (including strips)	1.13	1/15/2033	69,360,097
Fixed Income Clearing Corp - BONY	4.34	8/29/2025	9/2/2025	34,000,000	34,016,396	Agency Mortgage-Backed Securities	1.50 - 6.50	1/1/2034 - 10/1/2054	34,680,000
Fixed Income Clearing Corp - CIBC	4.34	8/29/2025	9/2/2025	8,000,000	8,003,858	U.S. Treasuries (including strips)	3.50	4/30/2028	8,159,716
Fixed Income Clearing Corp - Citi	4.34	8/29/2025	9/2/2025	10,000,000	10,004,822	U.S. Treasuries (including strips)	1.88 - 5.38	12/15/2027 - 2/15/2047	10,204,987
Fixed Income Clearing Corp - Credit Agricole	4.37	8/29/2025	9/2/2025	45,000,000	45,021,850	U.S. Treasuries (including strips)	2.75 - 4.00	8/15/2032 - 2/15/2034	45,953,707
Fixed Income Clearing Corp - Credit Agricole	4.34	8/29/2025	9/2/2025	12,000,000	12,005,787	U.S. Treasuries (including strips)	4.38	1/31/2032	12,238,158
Fixed Income Clearing Corp - Goldman	4.34	8/29/2025	9/2/2025	17,000,000	17,008,198	Agency Mortgage-Backed Securities	3.00 - 6.00	10/1/2051 - 7/1/2055	17,348,363
Fixed Income Clearing Corp - Goldman	4.33	8/29/2025	9/2/2025	28,000,000	28,013,471	U.S. Treasuries (including strips)	1.00 - 3.75	7/31/2028 - 6/30/2030	28,573,749
Fixed Income Clearing Corp - Goldman	4.33	8/29/2025	9/2/2025	28,000,000	28,013,471	U.S. Treasuries (including strips)	4.00	11/15/2052	28,573,763
Fixed Income Clearing Corp - Goldman	4.33	8/29/2025	9/2/2025	5,000,000	5,002,406	U.S. Treasuries (including strips)	1.63	5/15/2031	5,102,484
Fixed Income Clearing Corp - ING	4.34	8/29/2025	9/2/2025	10,000,000	10,004,822	U.S. Treasuries (including strips)	3.75	12/31/2028	10,206,825
Fixed Income Clearing Corp - ING	4.34	8/29/2025	9/2/2025	5,000,000	5,002,411	Agency Mortgage-Backed Securities	4.50	7/1/2052	5,102,460
Fixed Income Clearing Corp - ING	4.33	8/29/2025	9/2/2025	23,000,000	23,011,066	U.S. Treasuries (including strips)	3.88	6/30/2030	23,471,374
Fixed Income Clearing Corp - Mizuho	4.34	8/29/2025	9/2/2025	12,000,000	12,005,787	Agency Mortgage-Backed Securities	2.00 - 7.50	4/1/2029 - 9/1/2055	12,240,497
						U.S. Treasuries (including strips)	2.25 - 4.63	2/15/2027 - 4/30/2031	5,405
									12,245,902
Fixed Income Clearing Corp - Mizuho	4.33	8/29/2025	9/2/2025	15,000,000	15,007,217	U.S. Treasuries (including strips)	3.88	2/15/2043	15,307,378
Fixed Income Clearing Corp - Morgan Stanley	4.34	8/29/2025	9/2/2025	11,000,000	11,005,304	Agency Mortgage-Backed Securities	1.50 - 7.50	6/1/2028 - 8/1/2055	11,220,155
						U.S. Treasuries (including strips)	2.50 - 2.75	8/15/2042 - 5/15/2046	5,286
									11,225,441
Fixed Income Clearing Corp - Morgan Stanley	4.34	8/29/2025	9/2/2025	23,000,000	23,011,091	Agency Mortgage-Backed Securities	1.50 - 8.50	9/1/2028 - 3/1/2060	23,471,844
Fixed Income Clearing Corp - Morgan Stanley	4.34	8/29/2025	9/2/2025	21,000,000	21,010,127	Agency Mortgage-Backed Securities	2.00 - 7.00	3/1/2026 - 8/1/2055	21,430,330
Fixed Income Clearing Corp - Morgan Stanley	4.34	8/29/2025	9/2/2025	25,000,000	25,012,056	Agency Mortgage-Backed Securities	2.00 - 8.00	4/20/2027 - 4/20/2065	25,498,523
						U.S. Treasuries (including strips)	2.50 - 2.75	8/15/2042 - 5/15/2046	13,788
									25,512,311
Fixed Income Clearing Corp - Natixis	4.34	8/29/2025	9/2/2025	14,000,000	14,006,751	U.S. Treasuries (including strips)	4.50	4/15/2027	14,280,562
Fixed Income Clearing Corp - Natwest	4.34	8/29/2025	9/2/2025	1,000,000	1,000,482	U.S. Treasuries (including strips)	4.88	11/30/2025	1,020,501
Fixed Income Clearing Corp - Nomura	4.34	8/29/2025	9/2/2025	14,000,000	14,006,751	U.S. Treasuries (including strips)	0.50	4/30/2027	14,286,971
Fixed Income Clearing Corp - State Street Bank	4.34	8/29/2025	9/2/2025	12,000,000	12,005,787	Agency Mortgage-Backed Securities	2.00 - 6.50	7/1/2045 - 8/1/2055	12,245,903
Fixed Income Clearing Corp - State Street Bank	4.33	8/29/2025	9/2/2025	77,000,000	77,037,046	U.S. Treasuries (including strips)	4.63	9/30/2028	78,540,120
Goldman Sachs & Co LLC	4.35(f)	8/29/2025	9/30/2025	5,000,000	5,019,333	Agency Mortgage-Backed Securities	2.00 - 6.50	12/1/2031 - 7/20/2055	5,102,465
Goldman Sachs & Co LLC	4.35(f)	8/28/2025	9/29/2025	5,000,000	5,019,333	Agency Mortgage-Backed Securities	2.50 - 6.00	3/1/2052 - 8/15/2057	5,103,084
Goldman Sachs & Co LLC	4.34	8/29/2025	9/2/2025	8,000,000	8,003,858	Agency Mortgage-Backed Securities	3.00 - 6.50	4/20/2041 - 8/20/2055	8,163,935
HSBC Securities, Inc. (U.S.A.)	4.39	8/26/2025	9/2/2025	4,000,000	4,003,414	U.S. Treasuries (including strips)	4.50	2/15/2044	4,083,486
ING Financial Markets LLC	4.40	7/31/2025	9/18/2025	6,000,000	6,035,933	Agency Mortgage-Backed Securities	4.50	8/1/2052	6,144,684
ING Financial Markets LLC	4.39	8/26/2025	9/2/2025	1,000,000	1,000,854	U.S. Treasuries (including strips)	0.00	8/6/2026	1,020,886
JP Morgan Securities, LLC	4.36(f)	8/12/2025	9/11/2025	56,000,000	56,203,467	U.S. Treasuries (including strips)	1.88 - 5.38	7/31/2026 - 5/15/2052	57,265,361
Lloyds Bank Corp Mrkts	4.40	8/29/2025	9/5/2025	1,000,000	1,000,856	U.S. Treasuries (including strips)	0.38 - 4.75	7/31/2027 - 8/15/2055	1,023,339
Lloyds Bank Corp Mrkts	4.40	8/27/2025	9/3/2025	2,000,000	2,001,711	U.S. Treasuries (including strips)	0.38 - 4.63	3/31/2026 - 5/15/2035	2,041,514
Lloyds Bank PLC	4.26	8/28/2025	11/28/2025	1,000,000	1,010,886	U.S. Treasuries (including strips)	0.88 - 4.29	4/30/2026 - 8/15/2031	1,020,689
Lloyds Bank PLC	4.28	8/26/2025	11/26/2025	1,000,000	1,010,938	U.S. Treasuries (including strips)	1.50 - 2.38	5/31/2026 - 2/15/2030	1,020,876
Lloyds Bank PLC	4.29	8/20/2025	11/20/2025	1,000,000	1,010,964	U.S. Treasuries (including strips)	0.88 - 6.00	2/15/2026 - 11/15/2033	1,021,674
Lloyds Bank PLC	4.32	8/7/2025	11/7/2025	1,000,000	1,011,040	U.S. Treasuries (including strips)	0.88 - 4.63	5/15/2027 - 8/15/2033	1,023,287
Lloyds Bank PLC	4.41	7/31/2025	10/6/2025	1,000,000	1,008,208	U.S. Treasuries (including strips)	0.50 - 4.63	9/30/2025 - 8/15/2033	1,024,197
Lloyds Bank PLC	4.39	6/26/2025	9/26/2025	1,000,000	1,011,218	U.S. Treasuries (including strips)	0.88 - 4.63	4/30/2026 - 8/15/2033	1,028,555
MUFG Securities (Canada), Ltd.	4.40	7/31/2025	10/22/2025	2,000,000	2,020,289	Agency Mortgage-Backed Securities	2.00 - 7.00	8/26/2026 - 6/1/2055	2,047,250
						U.S. Treasuries (including strips)	1.63 - 4.13	5/31/2029 - 7/31/2031	1,006
									2,048,256
MUFG Securities (Canada), Ltd.	4.38	7/31/2025	10/22/2025	2,000,000	2,020,196	U.S. Treasuries (including strips)	1.13 - 3.88	11/15/2026 - 8/15/2034	2,048,246
MUFG Securities (Canada), Ltd.	4.37	7/31/2025	9/18/2025	1,000,000	1,005,948	U.S. Treasuries (including strips)	1.88 - 4.63	12/15/2025 - 5/15/2047	1,024,090
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	6,000,000	6,065,320	U.S. Treasuries (including strips)	1.13	2/29/2028	6,142,385
MUFG Securities EMEA PLC	4.32	8/27/2025	10/6/2025	4,000,000	4,019,200	U.S. Treasuries (including strips)	1.13	10/31/2026	4,081,963
MUFG Securities EMEA PLC	4.34	8/29/2025	9/2/2025	3,000,000	3,001,447	U.S. Treasuries (including strips)	1.13	10/31/2026	3,059,284
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.40	7/31/2025	10/22/2025	8,000,000	8,081,156	Agency Mortgage-Backed Securities	2.50 - 6.00	5/1/2030 - 12/1/2054	8,192,912
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.38	7/31/2025	10/22/2025	2,000,000	2,020,196	U.S. Treasuries (including strips)	0.00 - 6.63	10/31/2025 - 5/15/2045	2,048,253
Mizuho Securities U.S.A., Inc.	4.39	8/27/2025	9/3/2025	1,000,000	1,000,854	U.S. Treasuries (including strips)	1.75	11/15/2029	1,020,816
NatWest Market Securities Inc	4.38	8/27/2025	9/3/2025	4,000,000	4,003,407	U.S. Treasuries (including strips)	4.88	11/30/2025	4,083,017
NatWest Market Securities Inc	4.33	8/29/2025	9/2/2025	1,000,000	1,000,481	U.S. Treasuries (including strips)	4.88	11/30/2025	1,020,501
Norinchukin Bank	4.40	8/26/2025	9/2/2025	1,000,000	1,000,856	U.S. Treasuries (including strips)	4.13	11/30/2031	1,020,377
PNC Bank NA	4.34	8/29/2025	9/2/2025	1,000,000	1,000,482	Agency Mortgage-Backed Securities	2.00	3/1/2036	1,020,492
PNC Bank NA	4.33	8/29/2025	9/2/2025	1,000,000	1,000,481	U.S. Treasuries (including strips)	0.50	2/28/2026	1,020,552
RBC Dominion Securities	4.25	8/28/2025	10/31/2025	2,000,000	2,015,111	Agency Mortgage-Backed Securities	5.50	11/20/2054	975
						U.S. Treasuries (including strips)	0.50 - 4.25	2/28/2026 - 8/15/2054	2,060,181
									2,061,156
RBC Dominion Securities	4.24	8/28/2025	10/31/2025	1,000,000	1,007,538	U.S. Treasuries (including strips)	0.63 - 4.75	7/31/2026 - 5/15/2055	1,024,164
RBC Dominion Securities	4.36	8/14/2025	9/18/2025	6,000,000	6,025,404	U.S. Treasuries (including strips)	0.00 - 4.63	11/6/2025 - 8/15/2042	6,134,070
RBC Financial Group	4.23	8/14/2025	11/12/2025	1,000,000	1,010,575	Agency Mortgage-Backed Securities	5.50 - 6.00	10/1/2054 - 9/1/2055	3,313
						U.S. Treasuries (including strips)	0.13 - 1.75	1/15/2028 - 1/15/2030	1,028,989
									1,032,302
RBC Financial Group	4.25	8/28/2025	10/31/2025	11,000,000	11,083,111	U.S. Treasuries (including strips)	0.75 - 4.25	3/15/2027 - 1/31/2028	11,226,713
RBC Financial Group	4.36	7/25/2025	9/19/2025	3,000,000	3,020,346	Agency Mortgage-Backed Securities	2.21 - 6.50	5/25/2030 - 9/1/2063	1,546,240
						U.S. Treasuries (including strips)	1.25 - 4.25	1/31/2028 - 2/15/2049	1,516,953
						Agency Collateralized Mortgage Obligation	5.45 - 5.85	6/20/2054 - 7/20/2055	11,790
									3,074,983
RBC Financial Group	4.37	8/1/2025	9/17/2025	8,000,000	8,045,642	Agency Mortgage-Backed Securities	6.00	10/1/2054 - 6/1/2055	8,181,460
						U.S. Treasuries (including strips)	1.75	1/15/2028	5,506
						Agency Collateralized Mortgage Obligation	5.85	6/20/2055	4,835
									8,191,801
Royal Bank of Canada	4.40	8/26/2025	9/2/2025	5,000,000	5,004,278	U.S. Treasuries (including strips)	1.88 - 4.13	2/15/2027 - 4/30/2027	5,104,456
SMBC Nikko Securities America, Inc.	4.34	8/29/2025	9/2/2025	14,000,000	14,006,751	U.S. Treasuries (including strips)	0.00 - 4.25	10/9/2025 - 8/15/2054	14,286,893
SMBC Nikko Securities America, Inc.	4.34	8/29/2025	9/2/2025	3,000,000	3,001,447	U.S. Treasuries (including strips)	0.00 - 4.25	10/9/2025 - 8/15/2054	3,061,506
Societe Generale	4.36	8/29/2025	9/5/2025	7,000,000	7,005,934	U.S. Treasuries (including strips)	4.63	2/15/2055	7,213,575
Societe Generale	4.38	8/27/2025	9/3/2025	3,000,000	3,002,555	Agency Mortgage-Backed Securities	2.50	9/1/2050	3,062,234
TD Securities (U.S.A.)	4.34	8/29/2025	9/2/2025	4,000,000	4,001,929	Agency Mortgage-Backed Securities	5.50	6/1/2054	4,081,968
TD Securities (U.S.A.)	4.33	8/29/2025	9/2/2025	3,000,000	3,001,443	U.S. Treasuries (including strips)	3.63	2/15/2053	3,091,498
US Bancorp Inv	4.33	8/29/2025	9/2/2025	3,000,000	3,001,443	U.S. Treasuries (including strips)	4.38 - 4.50	5/31/2029 - 5/15/2034	3,061,553
Wells Fargo Bank NA	4.40	8/26/2025	9/2/2025	7,000,000	7,005,989	U.S. Treasuries (including strips)	0.00 - 3.88	10/21/2025 - 5/15/2050	7,146,132
Wells Fargo Securities, LLC	4.28	8/20/2025	11/20/2025	6,000,000	6,065,626	Agency Mortgage-Backed Securities	5.50	6/1/2055	6,129,459
Wells Fargo Securities, LLC	4.28	8/21/2025	11/19/2025	3,000,000	3,032,100	Agency Mortgage-Backed Securities	5.50	5/1/2055	3,064,366
Wells Fargo Securities, LLC	4.28	8/19/2025	11/18/2025	3,000,000	3,032,457	Agency Mortgage-Backed Securities	5.00	11/1/2053	3,065,093
Wells Fargo Securities, LLC	4.28	8/18/2025	11/17/2025	6,000,000	6,064,913	Agency Mortgage-Backed Securities	5.50	5/1/2055	6,130,915
Wells Fargo Securities, LLC	4.28	8/12/2025	11/10/2025	3,000,000	3,032,100	Agency Mortgage-Backed Securities	5.50	6/1/2055	3,067,640
Wells Fargo Securities, LLC	4.29	8/8/2025	10/30/2025	9,000,000	9,089,018	Agency Mortgage-Backed Securities	2.00 - 6.50	11/1/2035 - 3/1/2055	9,207,349
Wells Fargo Securities, LLC	4.38	6/20/2025	9/18/2025	6,000,000	6,065,700	Agency Mortgage-Backed Securities	6.50	9/1/2054	6,175,101
Wells Fargo Securities, LLC	4.38	7/8/2025	9/8/2025	1,000,000	1,007,544	Agency Mortgage-Backed Securities	5.00	5/1/2055	1,026,950
Wells Fargo Securities, LLC	4.39	6/5/2025	9/3/2025	4,000,000	4,043,900	Agency Mortgage-Backed Securities	6.50	5/1/2055	4,124,281
Total Repurchase Agreements				976,000,000	978,200,975				996,783,807

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$188,833,000 due 09/02/2025 at 4.34%
Bank of America NA	7,601,000
Bny Mellon Capital Market LLC	5,416,000
BofA Securities Inc	2,238,000
Citigroup Global Capital Markets Inc.	14,689,000
HSBC Securities Inc. (U.S.A.)	2,217,000
JPMorgan Securities LLC	57,210,000
MUFG Securities (Canada) Ltd.	5,806,000
Nomura Securities International Inc	4,223,000
Rbc Dominion Securities Inc	29,231,000
Sumitomo Mitsui Banking Corp	38,641,000
Sumitomo Mitsui Banking Corp/New York	12,060,000
Wells Fargo Bank NA	9,501,000
188,833,000
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including repurchase agreements of $1,219,833,000) - See accompanying schedule: Unaffiliated issuers (cost $2,672,494,451)		$2,672,494,451
Cash		9,000,853
Receivable for fund shares sold		42,387,113
Interest receivable		6,743,753
Total assets		2,730,626,170
Liabilities
Payable for investments purchased	$117,412,779
Payable for fund shares redeemed	35,997,817
Other payables and accrued expenses	12,579
Total liabilities		153,423,175
Net Assets		$2,577,202,995
Net Assets consist of:
Paid in capital		$2,577,143,696
Total accumulated earnings (loss)		59,299
Net Assets		$2,577,202,995
Net Asset Value, offering price and redemption price per share ($2,577,202,995 ÷ 2,577,152,883 shares)		$1.00
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$106,477,504
Expenses
Custodian fees and expenses	$62,142
Independent trustees' fees and expenses	5,741
Total expenses		67,883
Net Investment income (loss)		106,409,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,647
Total net realized gain (loss)		29,647
Net increase in net assets resulting from operations		$106,439,268
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,409,621	$189,128,605
Net realized gain (loss)	29,647	14,800
Net increase in net assets resulting from operations	106,439,268	189,143,405
Distributions to shareholders	(106,407,891)	(189,129,793)

Share transactions
Proceeds from sales of shares	1,197,204,625	1,521,804,482
Reinvestment of distributions	106,396,459	188,894,204
Cost of shares redeemed	(1,093,686,563)	(4,394,105,969)

Net increase (decrease) in net assets and shares resulting from share transactions	209,914,521	(2,683,407,283)
Total increase (decrease) in net assets	209,945,898	(2,683,393,671)

Net Assets
Beginning of period	2,367,257,097	5,050,650,768
End of period	$2,577,202,995	$2,367,257,097

Other Information
Shares
Sold	1,197,204,625	1,521,804,482
Issued in reinvestment of distributions	106,396,459	188,894,204
Redeemed	(1,093,686,563)	(4,394,105,969)
Net increase (decrease)	209,914,521	(2,683,407,283)

Financial Highlights
Fidelity® Series Government Money Market Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.055	.046	.003	.001
Net realized and unrealized gain (loss)	- B	(.001) C	(.002)	.002	- B
Total from investment operations	.046	.054	.044	.005	.001
Distributions from net investment income	(.046)	(.054)	(.044)	(.005)	(.001)
Total distributions	(.046)	(.054)	(.044)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	4.67%	5.55%	4.54%	.53%	.10%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	4.57%	5.42%	4.59%	.31%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,577,203	$2,367,257	$5,050,651	$2,372,767	$9,692,737

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,672,494,451

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$94,977
Capital loss carryforward	$(35,678)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(35,678)
Total capital loss carryforward	$(35,678)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$106,407,891	$ 189,129,793
Total	$106,407,891	$ 189,129,793

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 55.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $106,407,891 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9878695.109
GVM-ANN-1025
Fidelity® Series Short-Term Credit Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Short-Term Credit Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 15.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	928,000	928,007
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	1,233,000	1,234,829
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	698,000	697,266
TOTAL BAILIWICK OF JERSEY		2,860,102
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	437,760	440,450
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	84,382	85,503
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	166,301	168,355
TOTAL CANADA		694,308
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	524,876	524,220
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	2,118,921	2,118,921
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2036 (b)(c)(d)	800,000	800,484
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	1,130,000	1,129,992
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	1,054,000	1,054,773
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	1,387,000	1,387,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	1,737,000	1,737,000
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	1,047,000	1,047,980
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	1,168,000	1,169,544
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	956,000	958,663
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 5.265% 5/21/2034 (b)(c)(d)	911,000	911,780
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	1,360,000	1,360,307
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	208,318	208,568
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	545,916	546,245
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	667,000	668,495
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	892,000	893,110
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	1,528,256	1,529,668
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		18,046,750
UNITED STATES - 10.3%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	385,172	385,482
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	325,624	326,030
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	231,670	233,058
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	660,000	666,271
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	437,280	440,912
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	114,000	116,306
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	100,000	100,172
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	175,000	177,273
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	88,000	88,797
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	870,000	876,241
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	244,033	247,215
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	571,000	574,639
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	172,000	174,395
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	716,000	724,452
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	675,000	681,341
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	7,619	7,609
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	880,000	891,218
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	1,089,000	1,098,995
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	574,000	577,068
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	278,000	280,228
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.937% 7/25/2034 (c)(d)	82,327	80,970
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	215,752	216,685
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	480,036	482,711
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	377,000	380,239
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	229,000	230,328
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	114,000	115,321
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	73,000	74,734
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	435,000	439,243
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	31,597	31,587
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	229,178	232,596
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	854,030	860,740
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	776,000	786,958
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	275,000	277,339
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	670,000	681,050
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	155,000	157,896
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	835,000	837,202
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	1,178,000	1,179,165
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	890,000	888,949
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	485,000	490,386
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,146,000	1,166,892
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	730,000	740,694
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	365,000	368,106
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,260,000	1,277,596
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	270,000	273,648
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	100,000	100,276
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	406,000	409,042
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	249,000	251,349
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	1,250,000	1,251,296
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	199,000	202,398
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	99,655	99,756
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	4,746	4,749
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	195,028	196,528
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	440,000	444,983
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	69,840	69,883
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	620,000	623,702
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	270,000	270,323
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	355,485	358,717
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	902,000	903,615
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	104,738	104,832
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	309,799	310,648
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	260,000	260,967
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	188,000	188,395
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	1,092,722	1,100,221
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	420,719	422,997
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	132,000	133,454
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	310,000	310,196
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (c)(d)	109,251	113,805
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	606,000	610,779
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	514,452	515,902
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	169,939	170,912
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	371,690	374,105
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	330,000	333,901
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,426,776
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	1,170,000	1,170,739
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,186,874
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	878,000	890,431
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	94,000	94,257
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	2,000,000	2,017,199
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	661,266	669,977
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	889,906	900,027
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	297,517	299,841
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	865,000	872,128
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	1,110,000	1,114,556
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	849,821	858,608
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	116,536	117,201
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	602,000	608,444
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	717,000	719,984
TOTAL UNITED STATES		44,023,510
TOTAL ASSET-BACKED SECURITIES (Cost $65,234,437)		65,624,670

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 4.968% 7/14/2028 (c) (Cost $999,999)	1,000,000	1,013,898

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	117,641	115,718
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	61,109	60,784
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	16,730	17,021
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7629% 5/25/2045 (c)(d)	246,129	244,734
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8129% 7/25/2046 (c)(d)	254,721	254,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	159,925	159,400
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	227,276	220,867
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	474,288	461,548
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	835	777
TOTAL UNITED STATES		1,534,982
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,527,062)		1,534,982

Commercial Mortgage Securities - 3.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	990,000	994,331
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,157,768	1,111,412
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	3,055,000	3,022,778
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	207,793	208,183
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	279,000	279,523
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	500,353	501,604
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	116,454	116,781
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	713,807	715,368
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	946,309	945,127
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	491,477	492,245
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	634,000	634,099
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	3,187,495	2,663,304
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	119,170	118,272
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	1,689,819	1,652,891
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	866,322	849,039
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	22,234	22,248
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	392,000	392,000
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	492,000	492,762
TOTAL UNITED STATES		15,211,967
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,928,004)		15,211,967

Non-Convertible Corporate Bonds - 72.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 4.907% 4/1/2028 (b)	307,000	312,099
Glencore Funding LLC 5.338% 4/4/2027 (b)	1,250,000	1,269,079
Glencore Funding LLC 5.4% 5/8/2028 (b)	900,000	925,324

TOTAL AUSTRALIA		2,506,502
CANADA - 1.9%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,967,858
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Inc 3.7% 7/15/2027	1,000,000	991,255
Enbridge Inc 4.6% 6/20/2028	165,000	166,762
Enbridge Inc 5.9% 11/15/2026	549,000	558,605
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,429,000	1,441,251
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,140,000	1,140,704
		4,298,577
Financials - 0.0%
Banks - 0.0%
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	450,000	456,581
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 3.55% 6/15/2026	1,610,000	1,596,521
TOTAL CANADA		8,319,537
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	1,228,000	1,229,135
FRANCE - 0.9%
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	1,400,000	1,413,120
Societe Generale SA 5.249% 5/22/2029 (b)(c)	1,360,000	1,380,634
Societe Generale SA 6.446% 1/10/2029 (b)(c)	974,000	1,012,953

TOTAL FRANCE		3,806,707
GERMANY - 4.3%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	1,250,000	1,264,002
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,919,000	3,864,732
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,500,000	1,500,467
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	550,000	559,543
		7,188,744
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,500,000	1,527,894
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,790,000	1,883,364
		3,411,258
Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,250,000	6,240,179
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	1,000,000	1,009,497
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	399,000	405,500
		1,414,997
TOTAL GERMANY		18,255,178
IRELAND - 1.9%
Financials - 1.5%
Consumer Finance - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	4,184,000	4,136,097
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,070,773
		6,206,870
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,000,000	959,745
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	811,000	819,090
		1,778,835
TOTAL IRELAND		7,985,705
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 4.625% 6/15/2027 (b)	900,000	906,342
Enel Finance International NV 5.125% 6/26/2029 (b)	1,230,000	1,260,717

TOTAL ITALY		2,167,059
JAPAN - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,134
		403,403
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	627,000	637,915
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	900,000	920,609
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,029,344
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,400,000	2,454,419
		4,404,372
TOTAL JAPAN		5,445,690
NETHERLANDS - 1.1%
Financials - 0.7%
Banks - 0.7%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(c)	1,500,000	1,548,882
ING Groep NV 4.55% 10/2/2028	1,500,000	1,515,648
		3,064,530
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,460,000	1,453,699
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	293,000	293,618
		1,747,317
TOTAL NETHERLANDS		4,811,847
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 1.75% 1/22/2026	909,000	899,800
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 5.365% 7/15/2028 (c)	2,400,000	2,448,563
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,063,000	1,052,961
UBS Group AG 6.442% 8/11/2028 (b)(c)	1,509,000	1,568,467

TOTAL SWITZERLAND		2,621,428
UNITED KINGDOM - 6.2%
Consumer Staples - 1.9%
Tobacco - 1.9%
BAT International Finance PLC 1.668% 3/25/2026	6,600,000	6,498,343
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	426,000	428,711
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,098,000	1,133,746
		8,060,800
Financials - 4.2%
Banks - 4.2%
Barclays PLC 5.086% 2/25/2029 (c)	1,400,000	1,422,753
Barclays PLC 5.674% 3/12/2028 (c)	1,250,000	1,273,780
Barclays PLC 6.496% 9/13/2027 (c)	2,370,000	2,419,205
HSBC Holdings PLC 4.899% 3/3/2029 (c)	995,000	1,009,263
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,500,000	1,531,467
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,390,000	2,422,166
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,500,000	1,564,927
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	460,000	453,134
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	282,000	286,714
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	2,570,000	2,668,605
NatWest Group PLC 5.516% 9/30/2028 (c)	1,820,000	1,864,764
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.4599% 5/23/2029 (c)(d)	1,101,000	1,106,123
		18,022,901
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	440,000	445,035
TOTAL UNITED KINGDOM		26,528,736
UNITED STATES - 51.8%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.0%
AT&T Inc 1.7% 3/25/2026	3,100,000	3,054,684
AT&T Inc 2.3% 6/1/2027	1,000,000	968,564
		4,023,248
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,000,000	985,286
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	870,000	883,043
		1,868,329
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.25% 2/15/2026	1,600,000	1,582,234
T-Mobile USA Inc 3.75% 4/15/2027	1,540,000	1,530,298
		3,112,532
TOTAL COMMUNICATION SERVICES		9,004,109

Consumer Discretionary - 4.1%
Automobiles - 3.0%
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,013,375
General Motors Financial Co Inc 1.25% 1/8/2026	4,954,000	4,896,908
General Motors Financial Co Inc 5.25% 3/1/2026	3,100,000	3,105,240
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,525,100
Hyundai Capital America 4.875% 6/23/2027 (b)	1,130,000	1,139,646
Hyundai Capital America 5.45% 6/24/2026 (b)	873,000	879,672
		12,559,941
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp 2% 3/12/2027	1,000,000	969,033
Household Durables - 0.2%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,006,800
Specialty Retail - 0.7%
AutoNation Inc 4.5% 10/1/2025	1,460,000	1,459,499
AutoZone Inc 5.05% 7/15/2026	1,000,000	1,006,861
O'Reilly Automotive Inc 5.75% 11/20/2026	393,000	399,552
		2,865,912
TOTAL CONSUMER DISCRETIONARY		17,401,686

Consumer Staples - 0.9%
Beverages - 0.2%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	988,796
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 4.625% 11/1/2027	1,000,000	1,007,056
Mars Inc 4.6% 3/1/2028 (b)	987,000	999,294
		2,006,350
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	698,000	697,614
The Campbell's Company 5.3% 3/20/2026	292,000	293,276
		990,890
TOTAL CONSUMER STAPLES		3,986,036

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	880,000	920,579
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,587,553
Diamondback Energy Inc 5.2% 4/18/2027	1,364,000	1,384,483
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,016,978
Energy Transfer LP 6% 2/1/2029 (b)	900,000	912,770
EQT Corp 3.9% 10/1/2027	930,000	921,183
EQT Corp 5.7% 4/1/2028	890,000	919,841
Marathon Petroleum Corp 3.8% 4/1/2028	930,000	920,867
MPLX LP 1.75% 3/1/2026	5,000,000	4,932,710
Occidental Petroleum Corp 5% 8/1/2027	875,000	883,642
ONEOK Inc 4.25% 9/24/2027	1,272,000	1,273,147
ONEOK Inc 5.625% 1/15/2028 (b)	890,000	910,639
Spectra Energy Partners LP 3.375% 10/15/2026	920,000	910,094
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	910,000	910,889
Western Gas Partners LP 4.65% 7/1/2026	910,000	909,089
Williams Cos Inc/The 5.3% 8/15/2028	890,000	918,144
Williams Cos Inc/The 5.4% 3/2/2026	290,000	291,355
		20,523,963
Financials - 24.5%
Banks - 12.2%
Bank of America Corp 4.623% 5/9/2029 (c)	1,360,000	1,375,341
Bank of America Corp 4.948% 7/22/2028 (c)	5,000,000	5,065,976
Bank of America Corp 5.202% 4/25/2029 (c)	8,000,000	8,202,930
Citigroup Inc 3.52% 10/27/2028 (c)	2,107,000	2,075,155
Citigroup Inc 3.668% 7/24/2028 (c)	1,400,000	1,384,447
Citigroup Inc 3.887% 1/10/2028 (c)	2,000,000	1,987,905
Citigroup Inc 4.075% 4/23/2029 (c)	1,700,000	1,693,954
Citigroup Inc 4.786% 3/4/2029 (c)	1,400,000	1,418,313
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,100,000	1,159,228
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	1,000,000	966,883
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	1,500,000	1,501,788
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	5,000,000	5,061,885
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	1,000,000	1,014,349
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	1,000,000	1,025,617
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	568,000	576,724
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	2,000,000	2,051,516
Santander Holdings USA Inc 3.244% 10/5/2026	1,000,000	987,440
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	410,000	414,618
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	989,000	1,035,243
Truist Financial Corp 4.873% 1/26/2029 (c)	1,120,000	1,137,282
US Bancorp 4.653% 2/1/2029 (c)	2,100,000	2,123,921
US Bancorp 5.775% 6/12/2029 (c)	500,000	520,989
Wells Fargo & Co 2.393% 6/2/2028 (c)	1,780,000	1,725,147
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,400,000	1,385,073
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,000,000	989,268
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,000,000	2,021,369
Wells Fargo & Co 4.9% 1/24/2028 (c)	914,000	921,943
Wells Fargo & Co 4.97% 4/23/2029 (c)	910,000	927,266
Wells Fargo & Co 5.707% 4/22/2028 (c)	1,500,000	1,534,166
		52,285,736
Capital Markets - 6.5%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	872,000	877,285
Athene Global Funding 4.95% 1/7/2027 (b)	1,134,000	1,143,645
Athene Global Funding 5.516% 3/25/2027 (b)	3,000,000	3,051,401
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,389,529
Equitable America Global Funding 4.65% 6/9/2028 (b)	522,000	527,105
GA Global Funding Trust 4.4% 9/23/2027 (b)	1,610,000	1,612,903
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	3,000,000	2,929,408
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	1,400,000	1,385,589
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,130,000	1,130,797
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	1,000,000	1,004,412
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	910,000	919,539
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	568,000	570,945
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,479,803
LPL Holdings Inc 4.9% 4/3/2028	485,000	491,172
Morgan Stanley 2.475% 1/21/2028 (c)	1,400,000	1,366,577
Morgan Stanley 3.591% 7/22/2028 (c)	1,000,000	987,736
Morgan Stanley 3.772% 1/24/2029 (c)	2,111,000	2,089,918
Morgan Stanley 5.123% 2/1/2029 (c)	1,507,000	1,539,165
Morgan Stanley 5.164% 4/20/2029 (c)	1,630,000	1,666,453
Morgan Stanley 6.296% 10/18/2028 (c)	880,000	917,539
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,000,000	1,017,154
		28,098,075
Consumer Finance - 2.5%
Ally Financial Inc 4.75% 6/9/2027	920,000	924,404
American Express Co 4.731% 4/25/2029 (c)	1,100,000	1,118,072
Capital One Financial Corp 7.149% 10/29/2027 (c)	2,000,000	2,060,820
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,511,614
Ford Motor Credit Co LLC 6.95% 6/10/2026	5,000,000	5,065,264
		10,680,174
Financial Services - 1.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	2,000,000	1,959,250
CNH Industrial Capital LLC 4.55% 4/10/2028	910,000	918,200
Corebridge Global Funding 4.65% 8/20/2027 (b)	424,000	428,077
Corebridge Global Funding 5.75% 7/2/2026 (b)	1,200,000	1,214,885
Fiserv Inc 5.45% 3/2/2028	900,000	925,775
Sammons Financial Group Inc 4.45% 5/12/2027 (b)	910,000	908,049
		6,354,236
Insurance - 1.8%
Arthur J Gallagher & Co 4.6% 12/15/2027	762,000	768,796
Brown & Brown Inc 4.6% 12/23/2026	423,000	424,983
Brown & Brown Inc 4.7% 6/23/2028	236,000	238,260
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	2,000,000	1,941,630
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	831,000	835,807
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,079,000	1,086,760
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	832,000	849,817
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	416,000	414,824
RGA Global Funding 4.35% 8/25/2028 (b)	1,300,000	1,303,609
		7,864,486
TOTAL FINANCIALS		105,282,707

Health Care - 2.8%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	900,000	921,026
Health Care Providers & Services - 2.4%
Centene Corp 2.45% 7/15/2028	570,000	526,587
Cigna Group/The 3.4% 3/1/2027	1,000,000	989,268
CVS Health Corp 3% 8/15/2026	1,460,000	1,441,334
CVS Health Corp 4.3% 3/25/2028	1,610,000	1,609,238
CVS Health Corp 5% 2/20/2026	1,500,000	1,503,500
HCA Inc 3.125% 3/15/2027	1,000,000	983,821
HCA Inc 5% 3/1/2028	590,000	600,677
HCA Inc 5.875% 2/15/2026	1,400,000	1,401,155
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,249,425
		10,305,005
Pharmaceuticals - 0.2%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	988,393
TOTAL HEALTH CARE		12,214,424

Industrials - 2.2%
Aerospace & Defense - 1.4%
Boeing Co 2.196% 2/4/2026	1,750,000	1,733,228
Boeing Co 5.04% 5/1/2027	1,000,000	1,009,316
Boeing Co 6.259% 5/1/2027	1,010,000	1,039,307
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,031,566
		5,813,417
Machinery - 0.4%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,525,573
Trading Companies & Distributors - 0.4%
Air Lease Corp 3.625% 4/1/2027	1,919,000	1,897,385
TOTAL INDUSTRIALS		9,236,375

Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC / EMC Corp 4.75% 4/1/2028	1,370,000	1,389,357
Dell International LLC / EMC Corp 5% 4/1/2030	493,000	505,270
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,144,000	1,154,008
		3,048,635
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	940,000	919,615
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	993,186
		1,912,801
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Inc 5.05% 7/12/2027	1,500,000	1,523,374
Marvell Technology Inc 4.875% 6/22/2028	1,590,000	1,611,694
Microchip Technology Inc 4.9% 3/15/2028	1,139,000	1,155,142
Micron Technology Inc 5.327% 2/6/2029	660,000	678,576
Micron Technology Inc 5.375% 4/15/2028	890,000	917,603
Micron Technology Inc 6.75% 11/1/2029	441,000	478,775
		6,365,164
Software - 1.2%
Oracle Corp 2.8% 4/1/2027	1,000,000	979,069
Oracle Corp 4.8% 8/3/2028	1,300,000	1,324,932
Roper Technologies Inc 4.25% 9/15/2028	961,000	964,676
VMware LLC 3.9% 8/21/2027	1,160,000	1,153,465
VMware LLC 4.65% 5/15/2027	910,000	915,803
		5,337,945
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	568,683
Hewlett Packard Enterprise Co 4.45% 9/25/2026	697,000	697,983
		1,266,666
TOTAL INFORMATION TECHNOLOGY		17,931,211

Materials - 0.6%
Chemicals - 0.5%
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	573,000	589,610
Westlake Corp 3.6% 8/15/2026	1,460,000	1,449,480
		2,039,090
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	413,000	415,104
Amrize Finance US LLC 4.7% 4/7/2028 (b)	297,000	300,678
		715,782
TOTAL MATERIALS		2,754,872

Real Estate - 1.7%
Diversified REITs - 0.4%
VICI Properties LP 4.75% 2/15/2028	910,000	917,148
VICI Properties LP 4.75% 4/1/2028	987,000	997,731
		1,914,879
Specialized REITs - 1.3%
American Tower Corp 3.125% 1/15/2027	1,400,000	1,378,871
American Tower Corp 3.65% 3/15/2027	1,163,000	1,154,001
American Tower Corp 5.25% 7/15/2028	890,000	915,556
Crown Castle Inc 4% 3/1/2027	2,000,000	1,989,395
		5,437,823
TOTAL REAL ESTATE		7,352,702

Utilities - 3.9%
Electric Utilities - 2.1%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,380,000	1,370,378
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	950,000	931,132
Duke Energy Corp 5% 12/8/2027	900,000	916,768
Eversource Energy 2.9% 3/1/2027	1,000,000	981,950
Exelon Corp 5.15% 3/15/2029	286,000	294,289
FirstEnergy Corp 1.6% 1/15/2026	476,000	470,362
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	550,000	551,997
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)	900,000	921,019
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	601,000	606,680
Pinnacle West Capital Corp 4.9% 5/15/2028	212,000	215,166
Southern Co/The 5.15% 10/6/2025	1,400,000	1,400,429
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	323,000	325,379
		8,985,549
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	923,973
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 5.45% 6/1/2028	1,530,000	1,565,848
Multi-Utilities - 1.2%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	991,322
DTE Energy Co 2.85% 10/1/2026	940,000	926,402
DTE Energy Co 4.95% 7/1/2027	394,000	399,251
NiSource Inc 5.25% 3/30/2028	900,000	924,763
Public Service Enterprise Group Inc 5.85% 11/15/2027	890,000	922,295
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,018,507
		5,182,540
TOTAL UTILITIES		16,657,910

TOTAL UNITED STATES		222,345,995
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $305,380,937)		309,371,882

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	246,092	246,773
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	131,287	131,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	345,937	346,679
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,260,697	2,219,621
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	610,595	628,611
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	97	101
Freddie Mac Gold Pool 8.5% 5/1/2027	7	7
Freddie Mac Gold Pool 8.5% 6/1/2027	790	806
Freddie Mac Gold Pool 8.5% 7/1/2027	2	2
Freddie Mac Gold Pool 8.5% 7/1/2028	69	70
Freddie Mac Gold Pool 8.5% 8/1/2026	71	72
Freddie Mac Gold Pool 8.5% 8/1/2027	1,684	1,723
Freddie Mac Gold Pool 8.5% 8/1/2027	194	197
Ginnie Mae I Pool 7% 1/15/2028	615	620
Ginnie Mae I Pool 7% 1/15/2028	162	164
Ginnie Mae I Pool 7% 1/15/2029	748	759
Ginnie Mae I Pool 7% 1/15/2029	151	153
Ginnie Mae I Pool 7% 1/15/2031	353	363
Ginnie Mae I Pool 7% 1/15/2032	181	184
Ginnie Mae I Pool 7% 10/15/2028	902	919
Ginnie Mae I Pool 7% 10/15/2028	606	617
Ginnie Mae I Pool 7% 10/15/2028	71	72
Ginnie Mae I Pool 7% 11/15/2027	134	136
Ginnie Mae I Pool 7% 11/15/2028	1,254	1,274
Ginnie Mae I Pool 7% 11/15/2028	357	363
Ginnie Mae I Pool 7% 12/15/2028	256	260
Ginnie Mae I Pool 7% 12/15/2028	183	186
Ginnie Mae I Pool 7% 12/15/2029	135	138
Ginnie Mae I Pool 7% 2/15/2028	57	57
Ginnie Mae I Pool 7% 2/15/2030	1,921	1,974
Ginnie Mae I Pool 7% 2/15/2031	157	162
Ginnie Mae I Pool 7% 2/15/2032	169	174
Ginnie Mae I Pool 7% 3/15/2028	13	13
Ginnie Mae I Pool 7% 3/15/2031	283	292
Ginnie Mae I Pool 7% 3/15/2031	118	122
Ginnie Mae I Pool 7% 3/15/2031	52	53
Ginnie Mae I Pool 7% 3/15/2032	1,074	1,107
Ginnie Mae I Pool 7% 3/15/2032	538	558
Ginnie Mae I Pool 7% 4/15/2028	3,054	3,081
Ginnie Mae I Pool 7% 4/15/2028	244	246
Ginnie Mae I Pool 7% 4/15/2028	169	171
Ginnie Mae I Pool 7% 4/15/2029	724	736
Ginnie Mae I Pool 7% 4/15/2029	48	49
Ginnie Mae I Pool 7% 4/15/2032	530	547
Ginnie Mae I Pool 7% 4/15/2032	399	412
Ginnie Mae I Pool 7% 5/15/2029	566	575
Ginnie Mae I Pool 7% 5/15/2031	3,038	3,141
Ginnie Mae I Pool 7% 5/15/2032	687	710
Ginnie Mae I Pool 7% 6/15/2028	449	455
Ginnie Mae I Pool 7% 6/15/2028	198	201
Ginnie Mae I Pool 7% 6/15/2029	57	57
Ginnie Mae I Pool 7% 6/15/2032	1,975	2,040
Ginnie Mae I Pool 7% 6/15/2032	715	743
Ginnie Mae I Pool 7% 7/15/2028	2,258	2,289
Ginnie Mae I Pool 7% 7/15/2028	638	649
Ginnie Mae I Pool 7% 7/15/2028	222	226
Ginnie Mae I Pool 7% 7/15/2029	553	566
Ginnie Mae I Pool 7% 7/15/2029	174	178
Ginnie Mae I Pool 7% 7/15/2031	2,135	2,197
Ginnie Mae I Pool 7% 7/15/2031	380	389
Ginnie Mae I Pool 7% 8/15/2028	1,497	1,523
Ginnie Mae I Pool 7% 8/15/2028	921	936
Ginnie Mae I Pool 7% 8/15/2028	197	200
Ginnie Mae I Pool 7% 8/15/2032	14,648	15,112
Ginnie Mae I Pool 7% 8/15/2032	705	732
Ginnie Mae I Pool 7% 8/15/2032	224	232
Ginnie Mae I Pool 7% 9/15/2028	1,470	1,492
Ginnie Mae I Pool 7% 9/15/2028	292	295
Ginnie Mae I Pool 7% 9/15/2028	5	4
TOTAL UNITED STATES		3,627,134
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,883,912)		3,627,134

U.S. Treasury Obligations - 6.7%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.875% 6/15/2028 (f)	3.69	7,041,600	7,096,062
US Treasury Notes 4.625% 9/30/2028	3.59 to 3.89	20,951,600	21,577,693
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,506,881)			28,673,755

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $5,798,608)	4.36	5,797,448	5,798,608

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $427,259,840)	430,856,896
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,757,803)
NET ASSETS - 100.0%	429,099,093

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	344	12/31/2025	71,753,563	121,929	121,929

The notional amount of futures purchased as a percentage of Net Assets is 16.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,587,561 or 29.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $453,480.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,392	169,077,884	163,439,668	202,368	-	-	5,798,608	5,797,448	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,939,343	8,939,343	124	-	-	-	-	0.0%
Total	160,392	178,017,227	172,379,011	202,492	-	-	5,798,608

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	65,624,670	-	65,624,670	-

Bank Notes
Financials	1,013,898	-	1,013,898	-

Collateralized Mortgage Obligations	1,534,982	-	1,534,982	-

Commercial Mortgage Securities	15,211,967	-	15,211,967	-

Non-Convertible Corporate Bonds
Communication Services	11,375,370	-	11,375,370	-
Consumer Discretionary	24,590,430	-	24,590,430	-
Consumer Staples	12,684,751	-	12,684,751	-
Energy	25,722,340	-	25,722,340	-
Financials	150,955,052	-	150,955,052	-
Health Care	18,454,603	-	18,454,603	-
Industrials	12,875,242	-	12,875,242	-
Information Technology	19,678,528	-	19,678,528	-
Materials	5,261,374	-	5,261,374	-
Real Estate	7,352,702	-	7,352,702	-
Utilities	20,421,490	-	20,421,490	-

U.S. Government Agency - Mortgage Securities	3,627,134	-	3,627,134	-

U.S. Treasury Obligations	28,673,755	-	28,673,755	-

Money Market Funds	5,798,608	5,798,608	-	-
Total Investments in Securities:	430,856,896	5,798,608	425,058,288	-
Derivative Instruments:

Assets
Futures Contracts	121,929	121,929	-	-
Total Assets	121,929	121,929	-	-
Total Derivative Instruments:	121,929	121,929	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	121,929	-
Total Interest Rate Risk	121,929	-
Total Value of Derivatives	121,929	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $421,461,232)	$425,058,288
Fidelity Central Funds (cost $5,798,608)	5,798,608

Total Investment in Securities (cost $427,259,840)		$430,856,896
Receivable for investments sold		1
Receivable for fund shares sold		71,929
Interest receivable		4,435,332
Distributions receivable from Fidelity Central Funds		6,047
Receivable for daily variation margin on futures contracts		24,654
Receivable from investment adviser for expense reductions		620
Total assets		435,395,479
Liabilities
Payable for investments purchased	$5,937,293
Payable for fund shares redeemed	350,767
Other payables and accrued expenses	8,326
Total liabilities		6,296,386
Net Assets		$429,099,093
Net Assets consist of:
Paid in capital		$455,572,684
Total accumulated earnings (loss)		(26,473,591)
Net Assets		$429,099,093
Net Asset Value, offering price and redemption price per share ($429,099,093 ÷ 42,521,062 shares)		$10.09
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$20,821,849
Income from Fidelity Central Funds (including $124 from security lending)		202,492
Total income		21,024,341
Expenses
Custodian fees and expenses	$14,319
Independent trustees' fees and expenses	1,153
Total expenses before reductions	15,472
Expense reductions	(4,432)
Total expenses after reductions		11,040
Net Investment income (loss)		21,013,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(338,334)
Futures contracts	(487,236)
Total net realized gain (loss)		(825,570)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,787,948
Futures contracts	181,638
Total change in net unrealized appreciation (depreciation)		2,969,586
Net gain (loss)		2,144,016
Net increase (decrease) in net assets resulting from operations		$23,157,317
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,013,301	$20,024,677
Net realized gain (loss)	(825,570)	(2,474,554)
Change in net unrealized appreciation (depreciation)	2,969,586	18,994,339
Net increase (decrease) in net assets resulting from operations	23,157,317	36,544,462
Distributions to shareholders	(19,807,993)	(18,308,328)

Share transactions
Proceeds from sales of shares	38,774,937	68,158,044
Reinvestment of distributions	19,807,557	18,265,565
Cost of shares redeemed	(112,940,699)	(179,171,534)

Net increase (decrease) in net assets resulting from share transactions	(54,358,205)	(92,747,925)
Total increase (decrease) in net assets	(51,008,881)	(74,511,791)

Net Assets
Beginning of period	480,107,974	554,619,765
End of period	$429,099,093	$480,107,974

Other Information
Shares
Sold	3,872,200	6,940,771
Issued in reinvestment of distributions	1,973,393	1,858,391
Redeemed	(11,264,829)	(18,260,710)
Net increase (decrease)	(5,419,236)	(9,461,548)

Financial Highlights
Fidelity® Series Short-Term Credit Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$9.66	$9.61	$10.17	$10.27
Income from Investment Operations
Net investment income (loss) A,B	.462	.384	.261	.136	.170
Net realized and unrealized gain (loss)	.053	.318	.027	(.511)	(.073)
Total from investment operations	.515	.702	.288	(.375)	.097
Distributions from net investment income	(.435)	(.352)	(.238)	(.143) C	(.169)
Distributions from net realized gain	-	-	-	(.042) C	(.028)
Total distributions	(.435)	(.352)	(.238)	(.185)	(.197)
Net asset value, end of period	$10.09	$10.01	$9.66	$9.61	$10.17
Total Return D	5.26%	7.40%	3.04%	(3.73)%	.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	4.60%	3.91%	2.72%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$429,099	$480,108	$554,620	$603,544	$2,304,598
Portfolio turnover rate H	67%	72%	41%	36%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,298,018
Gross unrealized depreciation	(1,223,705)
Net unrealized appreciation (depreciation)	$6,074,313
Tax Cost	$424,782,583

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,092,119
Capital loss carryforward	$(33,640,022)
Net unrealized appreciation (depreciation) on securities and other investments	$6,074,313

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,790,605)
Long-term	(24,849,417)
Total capital loss carryforward	$(33,640,022)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$19,807,993	$18,308,328

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Short-Term Credit Fund	60,363,710

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	141,083,439	194,519,430
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Short-Term Credit Fund	13	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $620.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,812.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Short-Term Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Short-Term Credit Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 8.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,807,993 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9863239.110
SS1-ANN-1025
Fidelity® Corporate Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,208,925	1,232,205
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,129,465	1,162,119
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,166,628	2,200,450
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	1,288,265	1,318,669
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	1,770,620	1,758,520
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	1,846,050	1,844,795
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	2,878,250	2,881,476
TOTAL UNITED STATES		12,398,234
TOTAL ASSET-BACKED SECURITIES (Cost $12,269,977)		12,398,234

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,041,469)	985,000	1,064,621

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	1,176,000	1,191,127
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	411,000	410,999
TOTAL UNITED STATES		1,602,126
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,586,003)		1,602,126

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $2,016,106)	1,886,000	1,878,928

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	138,036
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	655,742
TOTAL MUNICIPAL SECURITIES (Cost $918,737)		793,778

Non-Convertible Corporate Bonds - 85.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	9,980,000	9,374,118
Westpac Banking Corp 5.405% 8/10/2033 (d)	6,036,000	6,166,299

TOTAL AUSTRALIA		15,540,417
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(d)	7,617,000	7,753,168
KBC Group NV 5.796% 1/19/2029 (b)(d)	3,826,000	3,954,258
KBC Group NV 6.324% 9/21/2034 (b)(d)	4,700,000	5,089,536

TOTAL BELGIUM		16,796,962
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	6,520,000	6,490,660
CANADA - 3.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,229,422
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,345,444
		7,574,866
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,841,207
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	184,690
Canadian Natural Resources Ltd 6.25% 3/15/2038	4,974,000	5,207,355
Canadian Natural Resources Ltd 6.5% 2/15/2037	3,500,000	3,729,807
Cenovus Energy Inc 2.65% 1/15/2032	465,000	408,167
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	979,128
Cenovus Energy Inc 5.25% 6/15/2037	376,000	358,179
Cenovus Energy Inc 5.4% 6/15/2047	899,000	801,160
Cenovus Energy Inc 6.75% 11/15/2039	262,000	283,830
Enbridge Inc 5.55% 6/20/2035	5,200,000	5,295,731
Enbridge Inc 5.95% 4/5/2054	6,755,000	6,663,564
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,400,106
Enbridge Inc 7.2% 6/27/2054 (d)	2,600,000	2,703,615
TransCanada PipeLines Ltd 4.25% 5/15/2028	3,697,000	3,699,284
		36,555,823
Financials - 0.7%
Banks - 0.0%
Royal Bank of Canada 4.65% 1/27/2026	400,000	400,346
Insurance - 0.7%
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	2,134,000	1,337,861
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	2,081,000	1,955,485
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (b)	3,000,000	3,063,857
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	2,500,000	2,465,443
Intact Financial Corp 5.459% 9/22/2032 (b)	4,464,000	4,563,736
		13,386,382
TOTAL FINANCIALS		13,786,728

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,255,762
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,480,728
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,751,613
		12,488,103
TOTAL CANADA		70,405,520
FRANCE - 0.9%
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	2,450,000	2,421,389
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	4,433,000	4,210,706
BNP Paribas SA 2.159% 9/15/2029 (b)(d)	2,375,000	2,222,483
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	1,660,000	1,619,873
BPCE SA 2.277% 1/20/2032 (b)(d)	4,556,000	4,001,390
BPCE SA 3.116% 10/19/2032 (b)(d)	3,697,000	3,265,658

TOTAL FRANCE		17,741,499
GERMANY - 2.0%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (b)	4,527,000	4,264,662
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	3,045,000	3,060,776
		7,325,438
Financials - 0.5%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	4,762,000	4,734,949
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	2,440,000	2,226,593
		6,961,542
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	4,000,000	4,064,804
TOTAL FINANCIALS		11,026,346

Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	5,031,000	5,023,094
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	3,224,000	2,647,566
Bayer US Finance LLC 6.25% 1/21/2029 (b)	3,210,000	3,377,800
Bayer US Finance LLC 6.875% 11/21/2053 (b)	11,310,000	11,968,796
		23,017,256
TOTAL GERMANY		41,369,040
IRELAND - 2.6%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	2,343,000	2,316,175
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,275,514
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,523,653
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	721,439
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,448,828
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,144,988
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,123,130
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,219,302
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,131,000	1,167,519
		26,940,548
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	5,125,000	4,918,691
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	5,148,000	5,235,124
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	804,000	824,960
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	679,000	680,099
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	5,000,000	5,174,298
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	1,538,000	1,608,591
		18,441,763
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	5,100,000	5,234,620
Smurfit Westrock Financing DAC 5.418% 1/15/2035	3,740,000	3,807,990
		9,042,610
TOTAL IRELAND		54,424,921
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	205,664
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,423

TOTAL ISRAEL		410,087
ITALY - 0.7%
Financials - 0.5%
Banks - 0.5%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,182,000	7,198,058
UniCredit SpA 1.982% 6/3/2027 (b)(d)	3,735,000	3,666,748
		10,864,806
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	4,401,000	4,514,995
TOTAL ITALY		15,379,801
JAPAN - 1.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (b)	271,000	272,719
NTT Finance Corp 4.62% 7/16/2028 (b)	274,000	276,924
NTT Finance Corp 4.876% 7/16/2030 (b)	721,000	732,131
NTT Finance Corp 5.171% 7/16/2032 (b)	8,000,000	8,150,894
NTT Finance Corp 5.502% 7/16/2035 (b)	3,000,000	3,073,704
		12,506,372
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	4,000,000	4,154,028
Japan Tobacco Inc 5.856% 6/15/2035 (b)	4,000,000	4,224,403
		8,378,431
Financials - 0.3%
Banks - 0.3%
Mizuho Financial Group Inc 2.564% 9/13/2031	6,414,000	5,670,974
TOTAL JAPAN		26,555,777
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 4.5% 1/23/2026	2,641,000	2,621,060
Petroleos Mexicanos 6.49% 1/23/2027	374,000	374,505
Petroleos Mexicanos 6.5% 3/13/2027	3,234,000	3,248,553

TOTAL MEXICO		6,244,118
NETHERLANDS - 1.0%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (b)	1,612,000	1,402,651
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	10,000,000	10,234,392
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	4,207,000	4,169,036
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,548,000	2,531,586
		16,935,014
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	613,000	612,666
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,769,000	1,757,683
		2,370,349
TOTAL NETHERLANDS		20,708,014
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 3.875% 3/16/2029 (b)	3,773,000	3,706,972
SPAIN - 0.8%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	6,600,000	5,949,734
CaixaBank SA 6.037% 6/15/2035 (b)(d)	6,103,000	6,427,139
		12,376,873
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	3,773,000	3,654,046
TOTAL SPAIN		16,030,919
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 3.091% 5/14/2032 (b)(d)	3,207,000	2,951,832
UBS Group AG 3.126% 8/13/2030 (b)(d)	3,246,000	3,095,205
UBS Group AG 4.194% 4/1/2031 (b)(d)	3,632,000	3,589,274
UBS Group AG 4.55% 4/17/2026	1,838,000	1,840,743
UBS Group AG 6.537% 8/12/2033 (b)(d)	4,339,000	4,758,087
UBS Group AG 9.016% 11/15/2033 (b)(d)	1,264,000	1,574,339

TOTAL SWITZERLAND		17,809,480
UNITED KINGDOM - 3.3%
Consumer Staples - 0.9%
Tobacco - 0.9%
BAT Capital Corp 2.259% 3/25/2028	4,358,000	4,151,908
BAT Capital Corp 2.726% 3/25/2031	5,810,000	5,284,849
BAT Capital Corp 4.7% 4/2/2027	759,000	763,036
BAT Capital Corp 5.834% 2/20/2031	1,415,000	1,496,396
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,195,562
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,896,378
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	725,000	748,603
Reynolds American Inc 5.7% 8/15/2035	103,000	106,004
		19,642,736
Financials - 2.2%
Banks - 2.2%
Barclays PLC 5.367% 2/25/2031 (d)	5,000,000	5,157,058
Barclays PLC 5.785% 2/25/2036 (d)	5,000,000	5,157,454
Barclays PLC 7.437% 11/2/2033 (d)	1,000,000	1,141,930
HSBC Holdings PLC 2.357% 8/18/2031 (d)	9,356,000	8,441,362
HSBC Holdings PLC 2.848% 6/4/2031 (d)	3,697,000	3,430,581
HSBC Holdings PLC 4.041% 3/13/2028 (d)	2,266,000	2,257,558
HSBC Holdings PLC 4.95% 3/31/2030	200,000	205,050
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,627,896
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	3,773,000	3,782,843
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	3,754,000	4,331,593
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	3,605,000	3,669,071
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	3,263,000	3,344,861
		43,547,257
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (b)	326,000	314,786
BAE Systems PLC 5.25% 3/26/2031 (b)	363,000	378,120
BAE Systems PLC 5.3% 3/26/2034 (b)	2,500,000	2,565,295
BAE Systems PLC 5.5% 3/26/2054 (b)	893,000	871,854
		4,130,055
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	716,508	653,281
TOTAL INDUSTRIALS		4,783,336

TOTAL UNITED KINGDOM		67,973,329
UNITED STATES - 66.2%
Communication Services - 4.0%
Diversified Telecommunication Services - 1.7%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,248,010
AT&T Inc 3.55% 9/15/2055	2,075,000	1,379,770
AT&T Inc 3.65% 9/15/2059	1,452,000	961,190
AT&T Inc 3.8% 12/1/2057	6,174,000	4,248,574
AT&T Inc 4.3% 2/15/2030	1,886,000	1,888,893
AT&T Inc 4.5% 5/15/2035	1,446,000	1,383,490
Verizon Communications Inc 2.355% 3/15/2032	5,282,000	4,585,428
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	5,078,679
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,841,796
Verizon Communications Inc 3.7% 3/22/2061	4,527,000	3,101,913
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,697,896
Verizon Communications Inc 4.5% 8/10/2033	395,000	386,379
Verizon Communications Inc 4.78% 2/15/2035	863,000	841,488
Verizon Communications Inc 5.401% 7/2/2037 (b)	258,000	259,099
		34,902,605
Entertainment - 0.2%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,074,627
Media - 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	4,980,000	4,713,873
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	2,754,000	1,773,543
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	3,210,000	2,179,735
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	4,082,803
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,622,000	2,228,104
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,142,651
Comcast Corp 2.937% 11/1/2056	977,000	562,509
Comcast Corp 2.987% 11/1/2063	3,786,000	2,105,780
Comcast Corp 3.999% 11/1/2049	538,000	405,164
Discovery Communications LLC 3.95% 3/20/2028	3,932,000	3,800,750
Time Warner Cable LLC 5.5% 9/1/2041	4,562,000	4,122,017
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,697,251
Time Warner Cable LLC 6.55% 5/1/2037	728,000	754,098
Time Warner Cable LLC 6.75% 6/15/2039	470,000	486,666
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,841,371
Warnermedia Holdings Inc 3.755% 3/15/2027	251,000	247,234
		34,143,549
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,125,897
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,192,718
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,444,868
		9,763,483
TOTAL COMMUNICATION SERVICES		82,884,264

Consumer Discretionary - 2.8%
Automobiles - 1.5%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,557,776
General Motors Co 5% 4/1/2035	860,000	820,473
General Motors Co 5.15% 4/1/2038	4,000,000	3,741,184
General Motors Co 5.2% 4/1/2045	981,000	853,529
General Motors Co 5.4% 4/1/2048	396,000	347,657
General Motors Co 5.6% 10/15/2032	1,886,000	1,937,442
General Motors Co 5.95% 4/1/2049	1,871,000	1,759,239
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	4,045,685
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,181,046
Stellantis Finance US Inc 1.711% 1/29/2027 (b)	2,261,000	2,169,670
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	4,207,000	3,586,485
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	4,589,000	4,645,966
		31,646,152
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	2,276,000	2,010,943
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,701,806
Trane Technologies Global Holding Co Ltd 5.75% 6/15/2043	135,000	138,464
		1,840,270
Specialty Retail - 1.1%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,762,777
AutoNation Inc 1.95% 8/1/2028	4,659,000	4,361,701
AutoZone Inc 4% 4/15/2030	3,622,000	3,573,438
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,458,283
Home Depot Inc/The 5.95% 4/1/2041	319,000	337,275
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,732,916
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,582,675
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,322,827
O'Reilly Automotive Inc 3.9% 6/1/2029	1,101,000	1,090,286
		23,222,178
TOTAL CONSUMER DISCRETIONARY		58,719,543

Consumer Staples - 1.9%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	3,043,672
Consumer Staples Distribution & Retail - 0.8%
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	4,030,468
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,400,019
Mars Inc 4.8% 3/1/2030 (b)	1,423,000	1,450,192
Mars Inc 5% 3/1/2032 (b)	1,069,000	1,091,088
Mars Inc 5.2% 3/1/2035 (b)	4,609,000	4,651,729
Mars Inc 5.65% 5/1/2045 (b)	864,000	851,741
Mars Inc 5.7% 5/1/2055 (b)	1,723,000	1,680,182
Mars Inc 5.8% 5/1/2065 (b)	215,000	210,972
		16,366,391
Food Products - 0.3%
Bunge Ltd Finance Corp 4.9% 4/21/2027	5,018,000	5,062,953
Smithfield Foods Inc 3% 10/15/2030 (b)	798,000	729,503
		5,792,456
Tobacco - 0.7%
Philip Morris International Inc 4.375% 11/15/2041	712,000	621,277
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	6,998,857
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,474,293
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,713,852
		14,808,279
TOTAL CONSUMER STAPLES		40,010,798

Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	5,000,000	5,078,194
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	5,000,000	4,618,704
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	242,000	257,358
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	5,000,000	4,761,772
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	652,000	690,188
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	195,000	202,691
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	351,000	363,115
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,152,341
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	108,118
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	726,000	771,190
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,698,135
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,894,471
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,897,183
Energy Transfer LP 5.4% 10/1/2047	661,000	588,921
Energy Transfer LP 5.6% 9/1/2034	5,000,000	5,081,564
Energy Transfer LP 5.75% 2/15/2033	1,509,000	1,568,596
Energy Transfer LP 5.8% 6/15/2038	186,000	187,521
Energy Transfer LP 6% 6/15/2048	121,000	116,004
EQT Corp 5.75% 2/1/2034	8,593,000	8,896,119
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)	7,158,000	7,373,957
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)	4,146,000	4,192,069
Hess Corp 5.6% 2/15/2041	2,853,000	2,894,081
Hess Corp 5.8% 4/1/2047	4,188,000	4,232,808
Hess Corp 7.3% 8/15/2031	1,198,000	1,381,150
Hess Corp 7.875% 10/1/2029	2,092,000	2,378,398
Occidental Petroleum Corp 5.2% 8/1/2029	1,428,000	1,446,404
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,822,630
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,322,481
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,634,512
ONEOK Inc 5.65% 9/1/2034	6,179,000	6,284,093
Ovintiv Inc 5.15% 11/15/2041	611,000	513,860
Ovintiv Inc 7.375% 11/1/2031	393,000	435,131
Ovintiv Inc 8.125% 9/15/2030	1,754,000	2,011,732
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	616,527
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,670,728
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	274,732
Targa Resources Corp 5.5% 2/15/2035	5,914,000	5,965,085
Targa Resources Corp 5.55% 8/15/2035	5,000,000	5,036,355
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	160,756
Western Gas Partners LP 4.05% 2/1/2030 (e)	7,975,000	7,754,172
Western Gas Partners LP 4.65% 7/1/2026	90,000	89,910
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,219,167
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,773,938
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,198,065
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,369,304
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,441,458
Williams Cos Inc/The 5.3% 8/15/2052	323,000	292,524
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,623,216
		126,341,428
Financials - 20.9%
Banks - 10.2%
Bank of America Corp 1.898% 7/23/2031 (d)	4,225,000	3,756,012
Bank of America Corp 2.592% 4/29/2031 (d)	4,716,000	4,361,222
Bank of America Corp 2.972% 2/4/2033 (d)	11,318,000	10,221,744
Bank of America Corp 3.194% 7/23/2030 (d)	6,399,000	6,145,645
Bank of America Corp 4.571% 4/27/2033 (d)	5,282,000	5,227,285
Bank of America Corp 5.015% 7/22/2033 (d)	6,866,000	6,974,702
Bank of America Corp 5.468% 1/23/2035 (d)	10,000,000	10,333,064
Bank of America Corp 6.11% 1/29/2037	812,000	862,549
Citigroup Inc 2.666% 1/29/2031 (d)	3,094,000	2,869,768
Citigroup Inc 3.785% 3/17/2033 (d)	3,773,000	3,545,019
Citigroup Inc 3.98% 3/20/2030 (d)	4,527,000	4,470,391
Citigroup Inc 4.412% 3/31/2031 (d)	3,773,000	3,764,611
Citigroup Inc 4.6% 3/9/2026	347,000	347,301
Citigroup Inc 4.91% 5/24/2033 (d)	1,983,000	1,991,878
Citigroup Inc 6.174% 5/25/2034 (d)	975,000	1,027,177
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,213,157
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	5,150,000	5,265,270
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	2,696,000	2,815,769
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	4,879,000	5,306,307
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,598,821
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	2,720,000	2,314,417
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	5,659,000	5,330,034
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	711,000	663,754
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	5,659,000	5,133,401
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	5,659,000	5,635,018
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	6,778,000	6,851,956
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	7,546,000	7,650,831
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	8,848,000	8,798,044
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	11,714,000	12,297,887
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	9,168,000	9,275,802
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	4,000,000	4,133,471
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	4,000,000	4,129,159
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	4,400,000	4,564,378
Santander Holdings USA Inc 5.807% 9/9/2026 (d)	2,250,000	2,250,433
Truist Financial Corp 5.122% 1/26/2034 (d)	2,565,000	2,583,168
Truist Financial Corp 5.153% 8/5/2032 (d)	7,000,000	7,204,507
US Bancorp 5.775% 6/12/2029 (d)	6,700,000	6,981,254
Wells Fargo & Co 3.068% 4/30/2041 (d)	4,716,000	3,590,377
Wells Fargo & Co 4.897% 7/25/2033 (d)	3,944,000	3,967,263
Wells Fargo & Co 5.15% 4/23/2031 (d)	7,000,000	7,209,255
Wells Fargo & Co 5.499% 1/23/2035 (d)	11,400,000	11,764,034
Wells Fargo & Co 6.491% 10/23/2034 (d)	4,100,000	4,508,689
		209,934,824
Capital Markets - 3.6%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,586,851
Athene Global Funding 2.5% 3/24/2028 (b)	4,225,000	4,039,901
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	755,000	455,262
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	2,795,000	1,963,971
Blackstone Private Credit Fund 7.05% 9/29/2025	4,993,000	5,000,312
HPS Corporate Lending Fund 5.45% 1/14/2028	3,826,000	3,859,702
Morgan Stanley 4.654% 10/18/2030 (d)	10,100,000	10,197,067
Morgan Stanley 5.23% 1/15/2031 (d)	4,074,000	4,205,177
Morgan Stanley 5.32% 7/19/2035 (d)	12,000,000	12,228,645
Morgan Stanley 6.342% 10/18/2033 (d)	9,055,000	9,897,397
MSCI Inc 5.25% 9/1/2035	1,215,000	1,205,275
Nuveen LLC 5.55% 1/15/2030 (b)	884,000	925,810
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,081,811
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,945,000	10,115,593
		75,762,774
Consumer Finance - 1.3%
Ally Financial Inc 8% 11/1/2031	3,110,000	3,559,256
American Express Co 5.085% 1/30/2031 (d)	1,358,000	1,399,637
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,443,000	2,512,354
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,251,000	1,284,156
Capital One Financial Corp 6.312% 6/8/2029 (d)	4,200,000	4,408,206
Ford Motor Credit Co LLC 3.375% 11/13/2025	3,301,000	3,290,134
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	180,056
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,172,078
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,227,628
		28,033,505
Financial Services - 2.0%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,754,000	3,830,614
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,114,320
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	4,100,000	4,368,802
Corebridge Financial Inc 3.65% 4/5/2027	564,000	558,813
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,491,811
Equitable Holdings Inc 4.35% 4/20/2028	2,304,000	2,312,846
Equitable Holdings Inc 5% 4/20/2048	763,000	682,436
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,615,074
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,381,760
Fiserv Inc 4.55% 2/15/2031	7,100,000	7,098,728
Jackson Financial Inc 3.125% 11/23/2031	2,409,000	2,177,066
Jackson Financial Inc 4% 11/23/2051	2,264,000	1,563,662
Jackson Financial Inc 5.17% 6/8/2027	611,000	618,869
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	3,018,000	3,079,839
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,516,962
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	1,302,000	1,342,463
Voya Financial Inc 4.7% 1/23/2048 (d)	1,897,000	1,840,884
Voya Financial Inc 5.7% 7/15/2043	883,000	868,343
		42,463,292
Insurance - 3.8%
200 Park Funding Trust 5.74% 2/15/2055 (b)	4,900,000	4,800,198
AmFam Holdings Inc 2.805% 3/11/2031 (b)	3,311,000	2,866,786
Aon Corp 6.25% 9/30/2040	86,000	92,455
Arthur J Gallagher & Co 5% 2/15/2032	606,000	616,875
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	4,011,262
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,868,098
Assurant Inc 2.65% 1/15/2032	4,697,000	4,094,991
Assurant Inc 5.55% 2/15/2036	2,065,000	2,063,647
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,060,219
Brown & Brown Inc 4.9% 6/23/2030	2,222,000	2,249,654
Brown & Brown Inc 5.25% 6/23/2032	2,571,000	2,628,007
Brown & Brown Inc 5.55% 6/23/2035	2,875,000	2,930,443
Brown & Brown Inc 6.25% 6/23/2055	2,918,000	2,983,302
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	3,289,000	3,417,400
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	347,935
Pacific LifeCorp 3.35% 9/15/2050 (b)	4,263,000	2,861,713
Pacific LifeCorp 5.125% 1/30/2043 (b)	436,000	405,525
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	12,600,000	13,110,949
Pine Street Trust III 6.223% 5/15/2054 (b)	9,000,000	8,938,960
Principal Financial Group Inc 3.7% 5/15/2029	477,000	468,155
Prudential Financial Inc 6% 9/1/2052 (d)	2,597,000	2,679,611
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,412,653
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,288,261
Symetra Life Insurance Co 6.55% 10/1/2055 (b)	1,667,000	1,694,438
Unum Group 4.046% 8/15/2041 (b)	1,270,000	1,009,813
		77,901,350
TOTAL FINANCIALS		434,095,745

Health Care - 5.0%
Biotechnology - 0.8%
Amgen Inc 4.663% 6/15/2051	2,264,000	1,922,004
Amgen Inc 5.25% 3/2/2030	856,000	886,725
Amgen Inc 5.25% 3/2/2033	966,000	991,712
Amgen Inc 5.65% 3/2/2053	457,000	441,988
Amgen Inc 5.75% 3/2/2063	832,000	799,630
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	4,862,517
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	4,866,476
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,226,000	1,959,176
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	895,692
		17,625,920
Health Care Providers & Services - 3.3%
Centene Corp 2.625% 8/1/2031	11,274,000	9,554,449
Centene Corp 3% 10/15/2030	5,857,000	5,175,757
Centene Corp 4.25% 12/15/2027	609,000	594,721
Centene Corp 4.625% 12/15/2029	2,218,000	2,136,196
Cigna Group/The 4.8% 8/15/2038	1,634,000	1,533,838
Cigna Group/The 4.9% 12/15/2048	314,000	272,823
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,207,349
CVS Health Corp 5% 1/30/2029	698,000	711,350
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,777,540
CVS Health Corp 5.25% 1/30/2031	286,000	294,101
CVS Health Corp 5.3% 6/1/2033	5,000,000	5,066,905
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,342,139
Elevance Health Inc 2.25% 5/15/2030	3,292,000	3,002,190
Icon Investments Six DAC 5.849% 5/8/2029	2,566,000	2,683,530
Icon Investments Six DAC 6% 5/8/2034	2,999,000	3,117,465
Quest Diagnostics Inc 2.95% 6/30/2030	3,773,000	3,546,907
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,317,895
Sabra Health Care LP 3.9% 10/15/2029	476,000	460,221
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	245,676
UnitedHealth Group Inc 4.65% 1/15/2031	5,200,000	5,270,158
UnitedHealth Group Inc 5.3% 6/15/2035	2,237,000	2,286,724
UnitedHealth Group Inc 5.95% 6/15/2055	2,729,000	2,726,521
		67,324,455
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 5.1% 2/22/2031	1,669,000	1,736,396
Bristol-Myers Squibb Co 5.2% 2/22/2034	3,300,000	3,388,125
Bristol-Myers Squibb Co 5.55% 2/22/2054	2,339,000	2,255,503
Bristol-Myers Squibb Co 5.65% 2/22/2064	3,400,000	3,256,533
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	4,309,000	4,486,139
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	3,924,000	3,840,225
		18,962,921
TOTAL HEALTH CARE		103,913,296

Industrials - 4.4%
Aerospace & Defense - 2.1%
Boeing Co 2.75% 2/1/2026	1,254,000	1,244,383
Boeing Co 3.25% 2/1/2028	2,641,000	2,579,149
Boeing Co 5.04% 5/1/2027	9,998,000	10,091,146
Boeing Co 5.15% 5/1/2030	6,225,000	6,385,171
Boeing Co 5.805% 5/1/2050	6,305,000	6,063,120
Boeing Co 6.298% 5/1/2029	485,000	515,034
Boeing Co 6.388% 5/1/2031	367,000	398,588
Boeing Co 6.528% 5/1/2034	393,000	430,392
Boeing Co 6.858% 5/1/2054	4,391,000	4,815,143
Boeing Co 7.008% 5/1/2064	1,858,000	2,058,633
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,359,240
RTX Corp 6.1% 3/15/2034	3,600,000	3,908,144
RTX Corp 6.4% 3/15/2054	3,500,000	3,786,505
		43,634,648
Building Products - 0.4%
Carlisle Cos Inc 2.75% 3/1/2030	3,773,000	3,526,439
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,536,555
Carrier Global Corp 5.9% 3/15/2034	160,000	170,561
Carrier Global Corp 6.2% 3/15/2054	99,000	105,260
		7,338,815
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	284,447
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	745,917
CSX Corp 4.3% 3/1/2048	3,346,000	2,759,539
		3,789,903
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	168,460
Machinery - 0.7%
AGCO Corp 5.8% 3/21/2034	3,844,000	3,957,267
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,697,577
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,448,535
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,371,273
		15,474,652
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	558,864	543,328
American Airlines Inc equipment trust certificate 3.75% 4/15/2027	678,630	676,786
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	339,557	336,721
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	371,110	362,685
		1,919,520
Professional Services - 0.7%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,231,774
Paychex Inc 5.1% 4/15/2030	918,000	944,853
Paychex Inc 5.35% 4/15/2032	4,670,000	4,830,846
Paychex Inc 5.6% 4/15/2035	3,874,000	4,009,662
Verisk Analytics Inc 4.5% 8/15/2030	493,000	494,984
Verisk Analytics Inc 5.125% 2/15/2036	1,108,000	1,100,715
		14,612,834
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,129,304
TOTAL INDUSTRIALS		91,068,136

Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,685,388
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	745,180
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,906,242
Vontier Corp 2.4% 4/1/2028	4,659,000	4,428,110
Vontier Corp 2.95% 4/1/2031	5,228,000	4,749,611
		15,514,531
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	3,241,000	3,170,718
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,929,000	1,961,254
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	5,900,000	5,972,216
		11,104,188
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Inc 2.45% 2/15/2031 (b)	2,716,000	2,455,614
Broadcom Inc 2.6% 2/15/2033 (b)	2,750,000	2,376,802
Broadcom Inc 3.137% 11/15/2035 (b)	4,150,000	3,511,363
Broadcom Inc 3.5% 2/15/2041 (b)	2,186,000	1,732,716
Broadcom Inc 3.75% 2/15/2051 (b)	1,026,000	766,188
Broadcom Inc 4.6% 7/15/2030	5,400,000	5,451,953
Broadcom Inc 4.9% 7/15/2032	5,400,000	5,466,252
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,660,670
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,790,441
Marvell Technology Inc 2.45% 4/15/2028	3,018,000	2,889,355
Marvell Technology Inc 4.75% 7/15/2030	550,000	555,013
Marvell Technology Inc 5.45% 7/15/2035	895,000	910,216
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,087,973
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,007,362
Micron Technology Inc 3.477% 11/1/2051	1,351,000	920,099
Micron Technology Inc 5.3% 1/15/2031	4,778,000	4,930,566
Micron Technology Inc 5.65% 11/1/2032	4,000,000	4,182,511
Micron Technology Inc 5.8% 1/15/2035	4,900,000	5,065,195
Micron Technology Inc 6.05% 11/1/2035	4,000,000	4,202,672
		56,962,961
Software - 1.4%
AppLovin Corp 5.125% 12/1/2029	2,000,000	2,045,442
AppLovin Corp 5.375% 12/1/2031	5,900,000	6,079,256
Oracle Corp 2.875% 3/25/2031	4,527,000	4,150,581
Oracle Corp 3.95% 3/25/2051	3,211,000	2,316,832
Oracle Corp 4.375% 5/15/2055	1,405,000	1,069,295
Oracle Corp 5.375% 7/15/2040	81,000	78,389
Roper Technologies Inc 1.75% 2/15/2031	2,264,000	1,963,091
Roper Technologies Inc 2.95% 9/15/2029	1,714,000	1,635,222
Roper Technologies Inc 4.45% 9/15/2030	917,000	918,894
Roper Technologies Inc 5.1% 9/15/2035	8,051,000	8,031,428
		28,288,430
TOTAL INFORMATION TECHNOLOGY		111,870,110

Materials - 0.5%
Chemicals - 0.5%
Celanese US Holdings LLC 6.665% 7/15/2027 (d)	4,560,000	4,692,185
Dow Chemical Co/The 4.55% 11/30/2025	51,000	50,952
Dow Chemical Co/The 5.15% 2/15/2034	5,900,000	5,864,019
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	830,000	787,046
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)	1,575,000	1,408,729
		12,802,931
Real Estate - 6.5%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	8,932,030
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	213,867
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	844,361
Store Capital LLC 2.7% 12/1/2031	4,905,000	4,269,318
Store Capital LLC 2.75% 11/18/2030	369,000	333,006
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,226,559
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,681,812
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,214,848
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,223,154
VICI Properties LP 5.75% 4/1/2034	211,000	216,990
Vornado Realty LP 2.15% 6/1/2026	316,000	309,123
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,895,154
		28,360,222
Health Care REITs - 1.5%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	6,131,000	4,967,977
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	525,277
Healthpeak OP LLC 4.75% 1/15/2033	5,950,000	5,909,428
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,016,423
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,538,526
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,892,977
Ventas Realty LP 3% 1/15/2030	3,071,000	2,904,002
Ventas Realty LP 4.4% 1/15/2029	3,773,000	3,784,399
		31,539,009
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,674,192
COPT Defense Properties LP 2.25% 3/15/2026	314,000	309,563
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,369,180
COPT Defense Properties LP 2.9% 12/1/2033	7,561,000	6,359,684
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,490,381
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	10,637,507
Kilroy Realty LP 5.875% 10/15/2035	1,892,000	1,883,076
		24,723,583
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	2,784,000	2,793,003
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,279,134
		6,072,137
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,788,104
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,504,674
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	847,506
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,395,927
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,593,000	2,587,270
Sun Communities Operating LP 2.3% 11/1/2028	288,000	272,525
Sun Communities Operating LP 2.7% 7/15/2031	733,000	663,406
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,436,855
UDR Inc 2.1% 8/1/2032	2,714,000	2,289,225
		19,785,492
Retail REITs - 0.8%
Agree LP 4.8% 10/1/2032	4,123,000	4,107,141
Agree LP 5.6% 6/15/2035	1,392,000	1,432,016
Agree LP 5.625% 6/15/2034	4,300,000	4,422,833
Brixmor Operating Partnership LP 2.25% 4/1/2028	1,426,000	1,358,051
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	802,574
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	416,260
Kite Realty Group LP 5.5% 3/1/2034	269,000	275,137
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,725,592
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	860,011
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	286,060
Realty Income Corp 2.1% 3/15/2028	1,856,000	1,768,543
Realty Income Corp 2.85% 12/15/2032	181,000	160,903
		17,615,121
Specialized REITs - 0.3%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,933,638
Crown Castle Inc 3.3% 7/1/2030	5,282,000	4,988,545
		6,922,183
TOTAL REAL ESTATE		135,017,747

Utilities - 8.7%
Electric Utilities - 6.7%
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,057,719
Alabama Power Co 5.1% 4/2/2035	1,787,000	1,809,194
American Transmission Systems Inc 2.65% 1/15/2032 (b)	3,542,000	3,147,855
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,933,820
Cleco Corporate Holdings LLC 3.743% 5/1/2026	10,569,000	10,495,310
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	1,357,000	1,330,048
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,297,589
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	5,115,401
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	5,067,016
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,801,788
Duke Energy Corp 2.45% 6/1/2030	479,000	440,342
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,376,969
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,493,730
Duke Energy Corp 5% 8/15/2052	7,595,000	6,624,521
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,161,659
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	920,577
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	440,000	392,869
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,619,000	1,423,871
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,658,000	1,625,821
Exelon Corp 3.35% 3/15/2032	7,856,000	7,293,579
Exelon Corp 4.05% 4/15/2030	2,862,000	2,830,916
Exelon Corp 4.1% 3/15/2052	230,000	174,604
Exelon Corp 5.45% 3/15/2034	3,500,000	3,607,355
Exelon Corp 5.6% 3/15/2053	3,400,000	3,220,923
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,132,226
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,797,340
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,500,000	3,008,595
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	3,818,000	3,807,138
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,407,462
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,306,446
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,844,501
ITC Holdings Corp 5.65% 5/9/2034 (b)	6,000,000	6,211,524
Ohio Edison Co 4.95% 12/15/2029 (b)	2,193,000	2,241,349
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,657,477
Pinnacle West Capital Corp 4.9% 5/15/2028	950,000	964,191
Pinnacle West Capital Corp 5.15% 5/15/2030	1,014,000	1,043,154
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,232,685
Southern Co/The 3.7% 4/30/2030	5,591,000	5,456,591
Southern Co/The 4.4% 7/1/2046	4,905,000	4,074,632
Tampa Electric Co 6.55% 5/15/2036	169,000	186,023
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,308,044
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	1,888,886
Xcel Energy Inc 4.8% 9/15/2041	188,000	167,457
		139,379,197
Gas Utilities - 0.1%
Boston Gas Co 4.487% 2/15/2042 (b)	678,000	570,329
ONE Gas Inc 2% 5/15/2030	1,965,000	1,786,614
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,165,588
		3,522,531
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,580,093
AES Corp/The 3.95% 7/15/2030 (b)	2,106,000	2,032,441
		7,612,534
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,496,948
NiSource Inc 1.7% 2/15/2031	1,886,000	1,633,286
NiSource Inc 2.95% 9/1/2029	678,000	646,884
NiSource Inc 3.6% 5/1/2030	3,080,000	2,984,648
NiSource Inc 4.375% 5/15/2047	1,886,000	1,555,677
NiSource Inc 4.8% 2/15/2044	3,018,000	2,675,486
NiSource Inc 5% 6/15/2052	1,320,000	1,162,590
NiSource Inc 5.25% 2/15/2043	80,000	75,186
NiSource Inc 5.95% 6/15/2041	386,000	392,242
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,787,992
Puget Energy Inc 4.1% 6/15/2030	1,049,000	1,022,665
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,123,548
Puget Energy Inc 5.725% 3/15/2035	5,378,000	5,470,252
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,772,449
		30,799,853
TOTAL UTILITIES		181,314,115

TOTAL UNITED STATES		1,378,038,113
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,834,474,312)		1,775,625,629

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	2,153,000	2,166,451
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(d)(f)	1,356,000	1,219,169
UBS Group AG 4.875% (b)(d)(f)	2,890,000	2,850,363

TOTAL SWITZERLAND		4,069,532
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,235,983

U.S. Treasury Obligations - 9.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.99	8,036,000	5,323,222
US Treasury Bonds 1.875% 2/15/2041	2.19	7,545,500	5,185,468
US Treasury Bonds 2% 11/15/2041	1.86	4,695,500	3,219,536
US Treasury Bonds 4.75% 5/15/2055	4.76 to 5.00	93,700,000	91,152,531
US Treasury Bonds 4.75% 8/15/2055	4.91 to 4.95	88,800,000	86,413,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,278,812)			191,294,257

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $77,609,928)	4.36	77,595,681	77,611,200

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,134,594,344)	2,068,504,756
NET OTHER ASSETS (LIABILITIES) - 0.6%	12,507,903
NET ASSETS - 100.0%	2,081,012,659

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,490,273 or 18.0% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	94,094,828	582,172,147	598,655,775	2,693,163	-	-	77,611,200	77,595,681	0.1%
Fidelity Securities Lending Cash Central Fund	-	8,675,146	8,675,146	122	-	-	-	-	0.0%
Total	94,094,828	590,847,293	607,330,921	2,693,285	-	-	77,611,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	12,398,234	-	12,398,234	-

Bank Notes
Financials	1,064,621	-	1,064,621	-

Commercial Mortgage Securities	1,602,126	-	1,602,126	-

Foreign Government and Government Agency Obligations	1,878,928	-	1,878,928	-

Municipal Securities
Electric Utilities	655,742	-	655,742	-
General Obligations	138,036	-	138,036	-

Non-Convertible Corporate Bonds
Communication Services	102,965,502	-	102,965,502	-
Consumer Discretionary	66,044,981	-	66,044,981	-
Consumer Staples	69,434,616	-	69,434,616	-
Energy	169,141,369	-	169,141,369	-
Financials	643,132,649	-	643,132,649	-
Health Care	127,340,639	-	127,340,639	-
Industrials	114,293,235	-	114,293,235	-
Information Technology	114,240,459	-	114,240,459	-
Materials	32,043,173	-	32,043,173	-
Real Estate	135,017,747	-	135,017,747	-
Utilities	201,971,259	-	201,971,259	-

Preferred Securities
Energy	2,166,451	-	2,166,451	-
Financials	4,069,532	-	4,069,532	-

U.S. Treasury Obligations	191,294,257	-	191,294,257	-

Money Market Funds	77,611,200	77,611,200	-	-
Total Investments in Securities:	2,068,504,756	77,611,200	1,990,893,556	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,056,984,416)	$1,990,893,556
Fidelity Central Funds (cost $77,609,928)	77,611,200

Total Investment in Securities (cost $2,134,594,344)		$2,068,504,756
Receivable for fund shares sold		1,409,772
Interest receivable		23,955,471
Distributions receivable from Fidelity Central Funds		272,137
Receivable from investment adviser for expense reductions		20,423
Total assets		2,094,162,559
Liabilities
Payable for investments purchased	$10,511,438
Payable for fund shares redeemed	994,920
Distributions payable	871,735
Accrued management fee	599,784
Distribution and service plan fees payable	22,118
Other affiliated payables	149,905
Total liabilities		13,149,900
Net Assets		$2,081,012,659
Net Assets consist of:
Paid in capital		$2,288,091,528
Total accumulated earnings (loss)		(207,078,869)
Net Assets		$2,081,012,659

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($70,403,301 ÷ 6,592,559 shares)(a)		$10.68
Maximum offering price per share (100/96.00 of $10.68)		$11.13
Class M :
Net Asset Value and redemption price per share ($8,010,726 ÷ 750,073 shares)(a)		$10.68
Maximum offering price per share (100/96.00 of $10.68)		$11.13
Class C :
Net Asset Value and offering price per share ($7,043,673 ÷ 659,656 shares)(a)		$10.68
Corporate Bond :
Net Asset Value, offering price and redemption price per share ($1,011,814,246 ÷ 94,748,537 shares)		$10.68
Class I :
Net Asset Value, offering price and redemption price per share ($235,700,459 ÷ 22,070,953 shares)		$10.68
Class Z :
Net Asset Value, offering price and redemption price per share ($748,040,254 ÷ 70,073,433 shares)		$10.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$324,010
Interest		90,610,123
Income from Fidelity Central Funds (including $122 from security lending)		2,693,285
Total income		93,627,418
Expenses
Management fee	$7,046,841
Transfer agent fees	1,833,396
Distribution and service plan fees	259,593
Independent trustees' fees and expenses	5,021
Total expenses before reductions	9,144,851
Expense reductions	(295,801)
Total expenses after reductions		8,849,050
Net Investment income (loss)		84,778,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(37,149,371)
Total net realized gain (loss)		(37,149,371)
Change in net unrealized appreciation (depreciation) on investment securities		32,280,030
Net gain (loss)		(4,869,341)
Net increase (decrease) in net assets resulting from operations		$79,909,027
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,778,368	$69,108,303
Net realized gain (loss)	(37,149,371)	(36,819,670)
Change in net unrealized appreciation (depreciation)	32,280,030	138,226,550
Net increase (decrease) in net assets resulting from operations	79,909,027	170,515,183
Distributions to shareholders	(82,812,873)	(68,746,009)

Share transactions - net increase (decrease)	82,780,142	220,144,658
Total increase (decrease) in net assets	79,876,296	321,913,832

Net Assets
Beginning of period	2,001,136,363	1,679,222,531
End of period	$2,081,012,659	$2,001,136,363

Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.409	.377	.358	.287	.277
Net realized and unrealized gain (loss)	(.030)	.568	(.290)	(2.270)	.004
Total from investment operations	.379	.945	.068	(1.983)	.281
Distributions from net investment income	(.399)	(.375)	(.348)	(.280)	(.274)
Distributions from net realized gain	-	-	-	(.087)	(.107)
Total distributions	(.399)	(.375)	(.348)	(.367)	(.381)
Net asset value, end of period	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D	3.64%	9.54%	.70%	(15.81)%	2.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.77%	.77%
Expenses net of all reductions, if any	.77%	.77%	.78%	.77%	.77%
Net investment income (loss)	3.88%	3.67%	3.52%	2.47%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$70,403	$64,513	$57,501	$59,296	$81,746
Portfolio turnover rate G	43%	30%	24% H	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.406	.372	.353	.282	.274
Net realized and unrealized gain (loss)	(.030)	.568	(.290)	(2.270)	.004
Total from investment operations	.376	.940	.063	(1.988)	.278
Distributions from net investment income	(.396)	(.370)	(.343)	(.275)	(.271)
Distributions from net realized gain	-	-	-	(.087)	(.107)
Total distributions	(.396)	(.370)	(.343)	(.362)	(.378)
Net asset value, end of period	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D	3.61%	9.49%	.65%	(15.85)%	2.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80%	.82%	.84%	.81%	.79%
Expenses net of fee waivers, if any	.80%	.82%	.84%	.81%	.79%
Expenses net of all reductions, if any	.80%	.82%	.83%	.81%	.79%
Net investment income (loss)	3.85%	3.62%	3.47%	2.42%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$8,011	$8,194	$8,061	$8,439	$12,127
Portfolio turnover rate G	43%	30%	24% H	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.330	.299	.280	.199	.180
Net realized and unrealized gain (loss)	(.030)	.567	(.290)	(2.271)	.003
Total from investment operations	.300	.866	(.010)	(2.072)	.183
Distributions from net investment income	(.320)	(.296)	(.270)	(.191)	(.176)
Distributions from net realized gain	-	-	-	(.087)	(.107)
Total distributions	(.320)	(.296)	(.270)	(.278)	(.283)
Net asset value, end of period	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D	2.87%	8.71%	(.07)%	(16.46)%	1.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.52%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.52%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions, if any	1.52%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	3.13%	2.91%	2.75%	1.70%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$7,044	$7,553	$8,171	$9,756	$17,010
Portfolio turnover rate G	43%	30%	24% H	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Corporate Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.443	.410	.391	.325	.318
Net realized and unrealized gain (loss)	(.030)	.568	(.290)	(2.270)	.003
Total from investment operations	.413	.978	.101	(1.945)	.321
Distributions from net investment income	(.433)	(.408)	(.381)	(.318)	(.314)
Distributions from net realized gain	-	-	-	(.087)	(.107)
Total distributions	(.433)	(.408)	(.381)	(.405)	(.421)
Net asset value, end of period	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C	3.97%	9.89%	1.03%	(15.54)%	2.56%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.44%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.44%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	4.20%	3.99%	3.85%	2.79%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,011,814	$965,348	$863,480	$975,308	$1,481,426
Portfolio turnover rate F	43%	30%	24% G	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.437	.404	.386	.322	.311
Net realized and unrealized gain (loss)	(.030)	.569	(.289)	(2.273)	.004
Total from investment operations	.407	.973	.097	(1.951)	.315
Distributions from net investment income	(.427)	(.403)	(.377)	(.312)	(.308)
Distributions from net realized gain	-	-	-	(.087)	(.107)
Total distributions	(.427)	(.403)	(.377)	(.399)	(.415)
Net asset value, end of period	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C	3.92%	9.84%	.98%	(15.58)%	2.51%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.15%	3.95%	3.80%	2.74%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$235,700	$221,242	$127,334	$111,046	$200,288
Portfolio turnover rate F	43%	30%	24% G	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.12	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.453	.419	.404	.326	.328
Net realized and unrealized gain (loss)	(.031)	.578	(.304)	(2.262)	.005
Total from investment operations	.422	.997	.100	(1.936)	.333
Distributions from net investment income	(.442)	(.417)	(.390)	(.327)	(.326)
Distributions from net realized gain	-	-	-	(.087)	(.107)
Total distributions	(.442)	(.417)	(.390)	(.414)	(.433)
Net asset value, end of period	$10.68	$10.70	$10.12	$10.41	$12.76
Total Return C	4.07%	10.10%	1.02%	(15.47)%	2.66%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.29%	4.08%	3.94%	2.87%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$748,040	$734,287	$614,675	$3,068,418	$1,673,604
Portfolio turnover rate F	43%	30%	24% G	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,881,372
Gross unrealized depreciation	(91,001,651)
Net unrealized appreciation (depreciation)	$(62,120,279)
Tax Cost	$2,130,625,035

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$80,828
Capital loss carryforward	$(145,039,421)
Net unrealized appreciation (depreciation) on securities and other investments	$(62,120,279)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(80,987,178)
Long-term	(64,052,243)
Total capital loss carryforward	$(145,039,421)

Due to large redemptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$82,812,873	$ 68,746,009

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	551,336,152	466,935,934
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and  other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	165,931	9,054
Class M	- %	.25%	20,278	43
Class C	.75%	.25%	73,384	14,398
			259,593	23,495

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,881
Class M	1,263
Class C A	72
15,216

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	115,140.17
Class M	16,502.20
Class C	12,647.17
Corporate Bond	972,453.10
Class I	351,395.15
Class Z	365,259.05
	1,833,396

A Annualized.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Corporate Bond Fund	13	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	293,307

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,494.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$2,508,435	$2,201,293
Class M	303,869	287,792
Class C	222,096	218,759
Corporate Bond	39,891,839	35,259,443
Class I	9,250,336	6,147,086
Class Z	30,636,298	24,631,636
Total	$82,812,873	$68,746,009
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Corporate Bond Fund
Class A
Shares sold	1,838,693	1,692,890	$19,477,398	$17,433,797
Reinvestment of distributions	235,505	212,271	2,491,178	2,183,438
Shares redeemed	(1,511,366)	(1,552,856)	(15,928,694)	(15,868,715)
Net increase (decrease)	562,832	352,305	$6,039,882	$3,748,520
Class M
Shares sold	121,055	79,334	$1,290,212	$811,870
Reinvestment of distributions	28,590	27,826	302,460	286,123
Shares redeemed	(165,410)	(137,196)	(1,735,066)	(1,406,203)
Net increase (decrease)	(15,765)	(30,036)	$(142,394)	$(308,210)
Class C
Shares sold	218,434	189,806	$2,313,521	$1,970,038
Reinvestment of distributions	20,891	21,177	220,937	217,609
Shares redeemed	(285,697)	(311,819)	(3,005,613)	(3,191,409)
Net increase (decrease)	(46,372)	(100,836)	$(471,155)	$(1,003,762)
Corporate Bond
Shares sold	30,557,985	25,505,483	$323,345,203	$263,619,194
Reinvestment of distributions	3,310,102	3,001,818	35,015,766	30,877,522
Shares redeemed	(29,349,691)	(23,535,147)	(309,019,927)	(242,004,342)
Net increase (decrease)	4,518,396	4,972,154	$49,341,042	$52,492,374
Class I
Shares sold	12,210,528	15,797,664	$129,002,797	$161,584,097
Reinvestment of distributions	856,629	586,354	9,061,326	6,045,920
Shares redeemed	(11,674,247)	(8,278,242)	(123,387,273)	(85,897,998)
Net increase (decrease)	1,392,910	8,105,776	$14,676,850	$81,732,019
Class Z
Shares sold	31,749,363	30,653,412	$334,700,021	$316,827,397
Reinvestment of distributions	2,498,903	2,236,724	26,425,119	22,997,347
Shares redeemed	(32,824,258)	(24,954,418)	(347,789,223)	(256,341,027)
Net increase (decrease)	1,424,008	7,935,718	$13,335,917	$83,483,717
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Corporate Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 8.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 58,555,496 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $ $82,812,874 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.907004.115
CBD-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025